UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
7/31/2024
Date of reporting period:
7/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Breakthrough Environmental Solutions ETF
ETEC | NASDAQ
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Breakthrough Environmental Solutions ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Breakthrough Environmental Solutions ETF	$42	0.47%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  Sustainable and renewable energy stocks declined during the period as they faced growing competition from fossil fuel companies and reduced subsidies.
  Market sentiment swung late in the one-year period amid a shift away from information technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Germany is a long-time leader in renewable energy and environmental technologies and has ambitious renewable targets. During the reporting period, an energy company that received a multi-billion-dollar deal in project-related guarantees backed by the German government contributed to the Fund’s return. The firm is a maker of gas and wind turbines as well as large converter stations, vital equipment for the country’s efforts to gradually phase out fossil fuels. Also contributing to the Fund’s return was Europe’s top operator of energy networks, as the firm raised its five-year investment target.
What detracted from performance?
China comprised 19% of the Fund on average during the reporting period and was also the largest detractor from the Fund’s return. Electric vehicle manufacturers fell sharply as the United States, the European Union, and Latin America increased tariffs on Chinese imports, and fears grew that more countries would do the same. The sanctions also negatively impacted semiconductor manufacturer companies in the information technology sector. A Korean electronics components company fell due to declining demand for consumer electronics, supply chain disruptions, and economic uncertainties impacting global markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 28, 2023 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year		Since Fund Inception
Fund NAV	(19.71	) %	(9.72	) %
Fund Market	(19.69)		(9.82)
MSCI All Country World Index	17.02		23.64
Morningstar® Global Emerging Green Technologies Select Index℠	(19.56)		(9.23)
Key Fund statistics
Net Assets	$3,347,414
Number of Portfolio Holdings	46
Net Investment Advisory Fees	$16,437
Portfolio Turnover Rate	68%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was March 28, 2023. The first day of secondary market trading was March 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	23.6%
Machinery	18.8%
Electrical Equipment	17.7%
Automobiles	17.6%
Chemicals	8.4%
Automobile Components	6.3%
Electronic Equipment, Instruments & Components	5.3%
Leisure Products	1.8%
Commercial Services & Supplies	0.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	29.9%
China	19.4%
Japan	13.1%
Taiwan	11.0%
South Korea	7.5%
United Kingdom	5.0%
Germany	4.6%
Belgium	3.5%
Finland	3.2%
Denmark	2.8%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., Morningstar, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Breakthrough Environmental Solutions ETF
Annual Shareholder Report — July 31, 2024
ETEC-07/24-AR

iShares China Large-Cap ETF
FXI | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares China Large-Cap ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares China Large-Cap ETF	$69	0.74%
How did the Fund perform last year?
  Emerging market equities rose during the reporting period but underperformed the broader markets as geopolitical uncertainty and a stronger U.S. dollar weighed on performance.
  China’s economic struggles continued, with the housing sector facing particular challenges due to a major property company defaulting and falling home prices. Overall weak domestic demand has led to substantial stimulus packages by the Chinese government in an attempt to boost retail spending and consumer confidence.
  The major policy interventions enacted by the Chinese government helped to ease investor concerns, but equities still underperformed the broader markets during the period.
What contributed to performance?
The financials sector modestly contributed to the Fund’s return during the reporting period, as stimulus measures by the Chinese government sought to increase consumer confidence. News that a Chinese sovereign wealth fund increased its holdings in the country’s four major lenders also benefited those stocks.
What detracted from performance?
Large-cap Chinese equities experienced negative performance for the reporting period, pulled down by weak domestic economic growth and increasing regulatory actions from the Chinese government. Automobile stocks were among the largest detractors from the Fund’s return, particularly electric vehicle (“E.V.”) manufacturers. Stocks of E.V. makers fell sharply as the United States, the European Union, and Latin America increased tariffs on Chinese imports, and fears grew that more countries would do the same. The threat of sanctions also negatively impacted the information technology sector, as did intensifying price wars within China’s artificial intelligence services.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year		5 Years		10 Years
Fund NAV	(12.73	) %	(7.01	) %	(2.22	) %
Fund Market	(13.07)		(6.83)		(2.11)
FTSE Emerging All Cap Index	8.14		4.63		3.61
FTSE China 50 Index	(10.92)		(6.18)		(1.43)
Key Fund statistics
Net Assets	$4,249,391,729
Number of Portfolio Holdings	53
Net Investment Advisory Fees	$34,540,718
Portfolio Turnover Rate	18%
The Fund has added the FTSE Emerging All Cap Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	32.7%
Financials	30.4%
Communication Services	18.1%
Energy	6.8%
Information Technology	3.9%
Materials	1.9%
Real Estate	1.8%
Industrials	1.8%
Health Care	1.2%
Consumer Staples	0.8%
Utilities	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Alibaba Group Holding Ltd.	9.9%
Tencent Holdings Ltd.	8.9%
Meituan, Class B	8.2%
China Construction Bank Corp., Class H	7.3%
Industrial & Commercial Bank of China Ltd., Class H	4.9%
Bank of China Ltd., Class H	4.4%
NetEase Inc.	4.1%
Xiaomi Corp., Class B	3.9%
JD.com Inc.	3.8%
BYD Co. Ltd., Class H	3.7%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares China Large-Cap ETF
Annual Shareholder Report — July 31, 2024
FXI-07/24-AR

iShares Core MSCI EAFE ETF
IEFA | Cboe BZX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Core MSCI EAFE ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI EAFE ETF	$7	0.07%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  The European Central Bank cut its primary lending rate by 0.25% in June while the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 24% of the Fund on average, contributed the most to the Fund’s return during the reporting period. Japan’s stock market accelerated to new highs following ongoing corporate reforms and as the Bank of Japan ended its negative interest rate policy. This interest rate increase helped Japanese banks increase lending profits and net interest margins (the difference between interest revenue and interest expenses of a financial firm). In the United Kingdom, which comprises about 15% of the Fund on average, the financials sector was helped by solid lending income attributed to higher interest rates.
What detracted from performance?
Hong Kong stocks suffered from malaise related to economic weakness in China during the reporting period. As a special administrative region of China, many stocks are dual listed in Hong Kong and China, making them susceptible to China’s recent economic slowdown and increased regulatory scrutiny. Hong Kong’s financials sector was particularly impacted by slowing Chinese growth, while slumping property values hindered the real estate sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.24%	7.30%	5.07%
Fund Market	10.99	7.44	5.10
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI EAFE IMI Index	10.92	7.08	4.87
Key Fund statistics
Net Assets	$120,159,549,449
Number of Portfolio Holdings	2,745
Net Investment Advisory Fees	$74,958,004
Portfolio Turnover Rate	2%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.3%
Industrials	17.9%
Health Care	12.6%
Consumer Discretionary	11.3%
Information Technology	9.2%
Consumer Staples	8.3%
Materials	6.9%
Communication Services	4.1%
Energy	3.9%
Real Estate	3.3%
Utilities	3.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	25.0%
United Kingdom	15.2%
France	10.1%
Switzerland	9.1%
Germany	7.9%
Australia	7.7%
Netherlands	4.5%
Denmark	3.6%
Sweden	3.5%
Italy	2.8%
Other#	10.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Core MSCI EAFE ETF
Annual Shareholder Report — July 31, 2024
IEFA-07/24-AR

iShares Core MSCI Europe ETF
IEUR | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Core MSCI Europe ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Europe ETF	$10	0.09%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period.
  As inflation moved closer to central bank targets, several countries began lowering borrowing costs, beginning with Switzerland and Sweden. In a major turning point in monetary policy, the European Central Bank cut its primary lending rate by 0.25% in June.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Stocks in the United Kingdom (“U.K.”), which comprise approximately 23% of the Fund on average, contributed meaningfully to the Fund’s return during the reporting period. In the financials sector, U.K. banks benefited from solid lending income attributed to higher interest rates, while performance fee income helped asset managers. Stocks in the U.K. industrials sector were helped by increased government actions aimed at boosting manufacturing in the country. In Denmark, the healthcare sector contributed to the Fund’s performance, as pharmaceutical and biotechnology stocks gained amid positive clinical trials and enthusiasm over GLP-1 weight loss drugs.
What detracted from performance?
On a country level, there were no detractors from the Fund’s performance for the reporting period. However, consumer discretionary and consumer staples stocks hindered performance. Amid economic uncertainty and rising raw material costs, luxury stocks across Europe were notable detractors, as a shift in consumer preferences and eroding confidence caused weakness among higher-end retailers. These same factors also affected beverage stocks within the consumer staples sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.40%	8.09%	5.11%
Fund Market	11.40	8.26	5.10
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI Europe IMI	10.70	7.83	4.86
Key Fund statistics
Net Assets	$4,630,353,384
Number of Portfolio Holdings	1,011
Net Investment Advisory Fees	$3,911,942
Portfolio Turnover Rate	5%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.6%
Industrials	17.5%
Health Care	15.6%
Consumer Staples	10.1%
Consumer Discretionary	9.9%
Information Technology	7.9%
Materials	6.4%
Energy	5.2%
Utilities	3.8%
Communication Services	3.3%
Real Estate	1.7%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	24.1%
France	16.0%
Switzerland	14.5%
Germany	12.6%
Netherlands	7.2%
Sweden	5.6%
Denmark	5.6%
Italy	4.4%
Spain	4.0%
Belgium	1.7%
Other#	4.3%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in professional fees for foreign withholding tax claims.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Core MSCI Europe ETF
Annual Shareholder Report — July 31, 2024
IEUR-07/24-AR

iShares Core MSCI International Developed Markets ETF
IDEV | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Core MSCI International Developed Markets ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI International Developed Markets ETF	$4	0.04%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. The information technology sector led markets amid enthusiasm over artificial intelligence (“AI”).
  Amid challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 22% of the Fund on average, meaningfully contributed to the Fund’s return during the reporting period. The country’s stock market benefited from resilient economic growth, corporate structural reforms, and a return to monetary policy normalization. Banking stocks were helped as rising interest rates contributed to higher yields on loans and bonds held. The industrials sector was supported by a weaker yen, higher exports, and increased demand for factory construction and large-scale redevelopment projects. Financial stocks in the United Kingdom (“U.K.”) benefited from solid lending income attributed to higher interest rates, while performance fee income helped asset managers.
What detracted from performance?
Hong Kong stocks suffered from malaise related to economic weakness in China during the reporting period. As a special administrative region of China, many stocks are dual listed in Hong Kong and China and are more susceptible to China’s recent economic slowdown and regulatory scrutiny. Hong Kong’s financials sector was particularly impacted by slowing Chinese growth, while slumping property values hindered the real estate sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 21, 2017 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	11.22%	7.50%	6.91%
Fund Market	10.98	7.66	6.91
MSCI ACWI ex USA Index	9.75	6.29	6.00
MSCI World ex USA Investable Market Index	10.82	7.25	6.62
Key Fund statistics
Net Assets	$14,110,677,357
Number of Portfolio Holdings	2,228
Net Investment Advisory Fees	$4,880,880
Portfolio Turnover Rate	3%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
The inception date of the Fund was March 21, 2017. The first day of secondary market trading was March 23, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.7%
Industrials	17.3%
Health Care	11.3%
Consumer Discretionary	10.5%
Information Technology	9.1%
Consumer Staples	7.9%
Materials	7.6%
Energy	5.5%
Communication Services	3.8%
Utilities	3.2%
Real Estate	3.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	22.4%
United Kingdom	13.6%
Canada	10.5%
France	9.0%
Switzerland	8.2%
Germany	7.1%
Australia	6.8%
Netherlands	4.0%
Denmark	3.2%
Sweden	3.2%
Other#	12.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Core MSCI International Developed Markets ETF
Annual Shareholder Report — July 31, 2024
IDEV-07/24-AR

iShares Core MSCI Pacific ETF
IPAC | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Core MSCI Pacific ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Pacific ETF	$10	0.09%
How did the Fund perform last year?
  Asian equities rose during the reporting period but underperformed the broader markets amid weakening growth in China and a stronger U.S. dollar.
  Japanese equities meaningfully outperformed their Asian peers, supported by central bank actions and improved corporate governance. The Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Conversely, in China, weak economic growth led to substantial government stimulus packages intended to boost retail spending and consumer confidence.
What contributed to performance?
Japanese equities, which comprise about 68% of the Fund on average, overwhelmingly contributed to the Fund’s return during the reporting period. The country’s stock market accelerated to new highs, benefiting from resilient economic growth, corporate structural reforms, and a return to monetary policy normalization. Banking stocks positively impacted the Fund’s return as rising interest rates contributed to higher yields on loans and bonds held by banks. The industrials sector was supported by a weaker yen, higher exports, and increased demand for factory construction and large-scale redevelopment projects. The Japanese government’s policies aimed at promoting digital transformation and innovation in technology sectors also boosted the performance of information technology stocks.
What detracted from performance?
Stocks in Hong Kong detracted from the Fund’s return during the reporting period. Given Hong Kong’s status as a special administrative region of China, stocks were more susceptible to China’s economic slowdown and regulatory scrutiny. The financials stocks declined amid tightened regulations and deteriorating U.S.-China relations, while slumping property values hindered the real estate sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.01%	5.90%	5.01%
Fund Market	10.59	5.95	5.01
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI Pacific IMI	11.30	5.83	4.93
Key Fund statistics
Net Assets	$2,032,570,359
Number of Portfolio Holdings	1,459
Net Investment Advisory Fees	$1,657,847
Portfolio Turnover Rate	5%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.6%
Industrials	19.0%
Consumer Discretionary	14.0%
Information Technology	10.5%
Materials	8.1%
Health Care	7.5%
Real Estate	5.8%
Communication Services	5.5%
Consumer Staples	5.3%
Utilities	2.0%
Energy	1.7%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	69.2%
Australia	21.2%
Hong Kong	4.7%
Singapore	4.2%
New Zealand	0.7%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Core MSCI Pacific ETF
Annual Shareholder Report — July 31, 2024
IPAC-07/24-AR

iShares Core MSCI Total International Stock ETF
IXUS | NASDAQ
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Core MSCI Total International Stock ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Total International Stock ETF	$7	0.07%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. The information technology sector led markets amid enthusiasm over artificial intelligence (“AI”).
  Amid challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 16% of the Fund on average, meaningfully contributed to the Fund’s return during the reporting period. Financials stocks benefited from resilient economic growth, corporate structural reforms, and a return to monetary policy normalization. Additionally, the industrials sector was supported by a weaker yen, higher exports, and increased demand for factory construction and large-scale redevelopment projects. In Taiwan, equities, particularly semiconductor manufacturers, benefited from excitement over increased AI demand. These companies provide the backbone for the complex calculations required for AI algorithms.
What detracted from performance?
Detractors from the Fund’s return during the reporting period were driven by Chinese stocks as the country continued to face economic weakness. Chinese automobile manufacturers faced challenges from increasing import tariffs from the United States and the European Union. Amid slowing retail sales, broadline retailers, those that offer a wide range of consumer discretionary merchandise to end consumers, also hindered performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.84%	6.49%	4.43%
Fund Market	9.68	6.64	4.46
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI ACWI ex USA IMI	9.78	6.39	4.29
Key Fund statistics
Net Assets	$37,872,500,211
Number of Portfolio Holdings	4,430
Net Investment Advisory Fees	$23,755,273
Portfolio Turnover Rate	3%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.6%
Industrials	14.9%
Information Technology	13.2%
Consumer Discretionary	11.0%
Health Care	9.3%
Materials	7.6%
Consumer Staples	7.2%
Energy	5.2%
Communication Services	5.0%
Utilities	3.2%
Real Estate	2.8%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	15.9%
United Kingdom	9.7%
Canada	7.5%
France	6.4%
China	6.3%
India	6.2%
Switzerland	5.8%
Taiwan	5.5%
Germany	5.0%
Australia	4.9%
Other#	26.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Core MSCI Total International Stock ETF
Annual Shareholder Report — July 31, 2024
IXUS-07/24-AR

iShares Currency Hedged MSCI ACWI ex U.S. ETF
HAWX | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI ACWI ex U.S. ETF	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period even as geopolitical strife and trade tensions increased.
  Market strength was driven by enthusiasm for artificial intelligence, propelling information technology stocks to record highs.
  While the European Central Bank cut its primary lending rate, the Bank of Japan increased interest rates. Japan’s central bank also engaged in buying the Japanese yen in open markets to pause the currency’s decline.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise approximately 15% of the Fund on average, contributed the most to the Fund’s return during the reporting period. The country’s stock market accelerated to new highs, helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. This interest rate increase helped Japanese banks increase lending profits and net interest margins (the difference between interest revenue and interest expenses of a financial firm). Indian stocks contributed, helped by growing market confidence, an infrastructure boom, and positive economic data. In the industrials sector, automotive stocks benefited from record-high car sales.
What detracted from performance?
Detractors from the Fund’s return during the reporting period were driven by Chinese stocks, which represent approximately 8% of the Fund on average. In particular, a push by several U.S. lawmakers to ban lithium-ion batteries for electric vehicles worked against these firms. In Hong Kong, casino stocks declined amid tightened regulations and deteriorating U.S.-China relations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 29, 2015 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	14.62%	9.37%	7.62%
Fund Market	14.45	9.36	7.61
MSCI ACWI ex USA Index	9.75	6.29	5.10
MSCI ACWI ex USA 100% Hedged to USD Index	15.45	9.55	7.73
Key Fund statistics
Net Assets	$229,557,895
Number of Portfolio Holdings	265
Net Investment Advisory Fees	$57,791
Portfolio Turnover Rate	9%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
The inception date of the Fund was June 29, 2015. The first day of secondary market trading was July 1, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Investment Companies	100.1%
Short-term Investments	44.8%
Forward foreign currency exchange contracts, net cumulative depreciation	(1.2	) %
Other assets less liabilities	(43.7	) %
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments (b)
Financials	22.1%
Industrials	13.8%
Information Technology	13.5%
Consumer Discretionary	10.9%
Health Care	9.7%
Consumer Staples	7.4%
Materials	7.0%
Energy	5.4%
Communication Services	5.2%
Utilities	3.2%
Real Estate	1.8%
(a)	The underlying fund is iShares MSCI ACWI ex U.S. ETF.
(b)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Currency Hedged MSCI ACWI ex U.S. ETF
Annual Shareholder Report — July 31, 2024
HAWX-07/24-AR

iShares Currency Hedged MSCI EAFE ETF
HEFA | Cboe BZX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE ETF	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period even as geopolitical strife and trade tensions increased.
  Driven by enthusiasm for artificial intelligence, information technology stocks propelled to record highs.
  While the European Central Bank cut its primary lending rate, the Bank of Japan increased interest rates. Japan’s central bank also engaged in buying the Japanese yen in open markets to pause the currency’s decline.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 23% of the Fund on average, contributed the most to the Fund’s return during the reporting period. Japan’s stock market accelerated to new highs, helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. This interest rate increase helped Japanese banks increase lending profits and net interest margins (the difference between interest revenue and interest expenses of a financial firm). In the United Kingdom, which comprises about 15% of the Fund on average, the financials sector was helped by solid lending income attributed to higher interest rates.
What detracted from performance?
Hong Kong stocks suffered from malaise related to economic weakness in China during the reporting period. As a special administrative region of China, many stocks are dual listed in Hong Kong and China and are more susceptible to China’s recent economic slowdown and regulatory scrutiny. Hong Kong’s financials sector was particularly impacted by slowing Chinese growth, while slumping property values hindered the real estate sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	16.81%	11.22%	9.08%
Fund Market	16.88	11.21	9.09
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI EAFE® 100% Hedged to USD Index	17.40	11.27	9.21
Key Fund statistics
Net Assets	$6,660,168,214
Number of Portfolio Holdings	160
Net Investment Advisory Fees	$1,359,684
Portfolio Turnover Rate	12%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Investment Companies	100.1%
Short-term Investments	21.8%
Forward foreign currency exchange contracts, net cumulative depreciation	(2.0	) %
Other assets less liabilities	(19.9	) %
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments (b)
Financials	20.4%
Industrials	17.1%
Health Care	13.7%
Consumer Discretionary	11.1%
Information Technology	9.1%
Consumer Staples	8.6%
Materials	6.6%
Communication Services	4.1%
Energy	4.0%
Utilities	3.2%
Real Estate	2.1%
(a)	The underlying fund is iShares MSCI EAFE ETF.
(b)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Currency Hedged MSCI EAFE ETF
Annual Shareholder Report — July 31, 2024
HEFA-07/24-AR

iShares Currency Hedged MSCI EAFE Small-Cap ETF
HSCZ | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE Small-Cap ETF	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  While global equities rose for the reporting period, small-capitalization stocks underperformed their larger-capitalization peers due to increasing risk aversion and their vulnerability to high inflation, rising interest rates, a slowing economy, and the war in Ukraine.
  In Europe, concerns grew over slowing economic growth and the European Central Bank cut its primary lending rate, a major turning point in monetary policy, as higher borrowing costs have negatively impacted both consumers and businesses.
  Conversely, the Bank of Japan exited its zero-interest rate policy that it had held since 2016.
What contributed to performance?
Japanese small-capitalization stocks led the Fund’s return during the reporting period. Japanese stocks comprise approximately 34% of the Fund on average, and benefited from resilient economic growth, corporate structural reforms, and a return to monetary policy normalization. The industrials sector was helped by construction manufacturers on increased demand for factory construction and large-scale redevelopment projects. Regional banking stocks positively impacted the Fund’s return following the Bank of Japan’s gradual move away from negative interest rates. The United Kingdom comprises approximately 15% of the Fund on average, also contributed. Toward the end of the reporting period, news of the Labour Party’s election win helped smaller-capitalization stocks, which rose on hopes of improved economic growth.
What detracted from performance?
Germany’s industrials sector declined during the reporting period. Added to higher energy costs, the sector also felt the effects of geopolitical strife, with shipment delays stemming from both the Russia/Ukraine war and the crisis in the Middle East. In addition to cooling economic data, French small caps lagged due to political uncertainty spurred by a snap Parliamentary election.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 29, 2015 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	15.34%	9.95%	8.93%
Fund Market	15.35	9.92	8.93
MSCI ACWI ex USA Index	9.75	6.29	5.10
MSCI EAFE Small Cap 100% Hedged to USD Index	16.41	10.25	9.13
Key Fund statistics
Net Assets	$150,905,323
Number of Portfolio Holdings	115
Net Investment Advisory Fees	$33,777
Portfolio Turnover Rate	12%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
The inception date of the Fund was June 29, 2015. The first day of secondary market trading was July 1, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Investment Companies	100.2%
Short-term Investments	—	% (a)
Forward foreign currency exchange contracts, net cumulative depreciation	(2.4	) %
Other assets less liabilities	2.2%
Sector allocation (of the underlying fund)(b)
Sector	Percent of Total Investments (c)
Industrials	23.3%
Financials	12.8%
Consumer Discretionary	12.6%
Real Estate	10.7%
Information Technology	9.4%
Materials	9.2%
Consumer Staples	6.4%
Health Care	6.0%
Communication Services	3.7%
Energy	3.3%
Utilities	2.6%
(a)	Rounds to less than 0.1%.
(b)	The underlying fund is iShares MSCI EAFE Small-Cap ETF.
(c)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Currency Hedged MSCI EAFE Small-Cap ETF
Annual Shareholder Report — July 31, 2024
HSCZ-07/24-AR

iShares Cybersecurity and Tech ETF
IHAK | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Cybersecurity and Tech ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Cybersecurity and Tech ETF	$51	0.47%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”), which was particularly evident in the information technology sector. A handful of companies dominated markets due to their ability to rapidly innovate, capture significant market share, and generate substantial profits.
  However, market sentiment swung late in the reporting period amid a shift away from information technology stocks as uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election grew. Adding to the volatility was a technical outage stemming from a major cybersecurity supplier that impacted a wide variety of companies and prompted swift analyst downgrades of the company’s stock, sending shares tumbling.
What contributed to performance?
U.S. stocks, which represented approximately 72% of the Fund on average during the reporting period, contributed the most to the Fund’s return. As more and more transactions are performed online, threats of financial fraud, unauthorized access, and identity theft have made cybersecurity essential. U.S. cybersecurity stocks that analyze threats and provide real-time protection gained due to the increased need for protection from cyber threats and unauthorized access to data and computer networks. Among U.S. industrials stocks, those that provide technology and services to support government transformation and national security missions benefited performance. Israeli systems software and solution providers also gained, as the country is a leader in technological innovation and spends a high percentage of its gross domestic product (“GDP”) on research, development, and innovation.
What detracted from performance?
On the downside, Canadian stocks detracted from the Fund’s return during the reporting period. Falling revenue due to increased competition weighed heavily on the stock of a software provider.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 11, 2019 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	18.73%	12.41%	13.45%
Fund Market	18.58	12.39	13.43
MSCI All Country World Index	17.02	11.05	11.22
NYSE® FactSet® Global Cyber Security Index	17.21	12.43	13.50
Key Fund statistics
Net Assets	$863,631,323
Number of Portfolio Holdings	37
Net Investment Advisory Fees	$3,445,852
Portfolio Turnover Rate	27%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was June 11, 2019. The first day of secondary market trading was June 13, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Software	65.4%
Professional Services	13.2%
IT Services	10.9%
Communications Equipment	10.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	70.6%
Israel	9.4%
Japan	4.8%
Taiwan	3.6%
United Kingdom	3.4%
Denmark	2.2%
Germany	2.2%
Canada	1.7%
Malaysia	1.2%
Turkey	0.6%
South Korea	0.3%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., NYSE Group, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Cybersecurity and Tech ETF
Annual Shareholder Report — July 31, 2024
IHAK-07/24-AR

iShares Energy Storage & Materials ETF
IBAT | NASDAQ
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Energy Storage & Materials ETF (the “Fund”) for the period of March 19, 2024 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Energy Storage & Materials ETF	$17(a)	0.47%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$6,718,832
Number of Portfolio Holdings	62
Net Investment Advisory Fees	$14,880
Portfolio Turnover Rate	40%
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Materials	44.2%
Industrials	31.7%
Information Technology	21.4%
Consumer Discretionary	2.7%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	27.4%
United States	26.2%
South Korea	18.0%
France	9.7%
Germany	6.1%
China	5.6%
Switzerland	3.0%
Taiwan	2.6%
Norway	0.5%
Canada	0.3%
Other#	0.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Energy Storage & Materials ETF
Annual Shareholder Report — July 31, 2024
IBAT-07/24-AR

iShares Exponential Technologies ETF
XT | NASDAQ
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Exponential Technologies ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Exponential Technologies ETF	$46	0.46%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”), which was particularly evident in the information technology sector.
  However, market sentiment swung late in the one-year period amid a shift away from information technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
U.S. stocks, which represented approximately 62% of the Fund on average during the reporting period, contributed the most to the Fund’s return. Within the information technology sector, semiconductor manufacturers that enable the rapid advancement in technology and the creation of compact, powerful, and efficient devices advanced. Also contributing were software application companies that provide platforms and solutions to manage data analytics, supply chains, and inventory operations. Information technology stocks in Taiwan also contributed to the Fund’s returns, amid a growing need for semiconductors and passive components.
What detracted from performance?
Stocks in China’s information technology sector were the largest detractors of the Fund’s performance during the reporting period. Electric vehicle makers declined amid decreasing profitability and geopolitical tensions, including increased tariffs from the United States, European Union, and Latin America. Canadian stocks were hindered by the recent weak performance of lithium, a key ingredient in rechargeable batteries for phones, hybrid cars, electric bikes, and large-scale storage batteries. The fall in lithium prices was due to slowing demand for electric vehicles and a broader economic slowdown in China.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 19, 2015 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	1.84%	9.66%	10.60%
Fund Market	1.79	9.71	10.59
MSCI All Country World Index	17.02	11.05	9.14
Morningstar® Exponential Technologies Index℠	2.03	10.04	10.92
Key Fund statistics
Net Assets	$3,420,686,935
Number of Portfolio Holdings	191
Net Investment Advisory Fees	$15,200,280
Portfolio Turnover Rate	45%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was March 19, 2015. The first day of secondary market trading was March 23, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	58.1%
Health Care	16.8%
Financials	5.8%
Utilities	5.2%
Industrials	4.7%
Consumer Discretionary	4.0%
Communication Services	2.4%
Materials	1.8%
Real Estate	0.9%
Consumer Staples	0.3%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	59.8%
Japan	6.2%
China	5.0%
Taiwan	3.4%
Germany	3.1%
United Kingdom	2.4%
France	2.4%
Canada	2.3%
Netherlands	2.3%
South Korea	1.6%
Other#	11.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., Morningstar, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Exponential Technologies ETF
Annual Shareholder Report — July 31, 2024
XT-07/24-AR

iShares Future Cloud 5G and Tech ETF
IDAT | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Future Cloud 5G and Tech ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future Cloud 5G and Tech ETF	$52	0.47%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”), which was particularly evident in the information technology sector. A handful of companies dominated markets due to their ability to rapidly innovate, capture significant market share, and generate substantial profits.
  However, market sentiment swung late in the one-year period amid a shift away from information technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
U.S. stocks, which represented approximately 77% of the Fund on average during the reporting period, contributed the most to the Funds’s return, led by information technology stocks. Increased usage and demand for AI reverberated across the information technology sector. Semiconductor manufacturers benefited, as they provide the backbone for the complex calculations required for AI algorithms. Among technology hardware stocks, firms that provide data-driven networking solutions, particularly in data centers and cloud environments, also benefited from the increased AI usage. Memory solution providers also gained, given the substantial requirements needed to run generative AI applications. Outside of the United States, semiconductor firms in Taiwan also advanced on strong demand for the chips that are needed for mobile phones.
What detracted from performance?
There were only minimal detractors to the Fund’s performance during the reporting period. Several application software and systems software stocks declined as they faced increased competition, lower-than-expected revenue, and reduced future guidance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 8, 2021 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	21.04%	7.49%
Fund Market	20.96	7.41
MSCI All Country World Index	17.02	5.88
Morningstar® Global Digital Infrastructure & Connectivity Index℠	21.23	7.56
Key Fund statistics
Net Assets	$7,376,700
Number of Portfolio Holdings	49
Net Investment Advisory Fees	$30,826
Portfolio Turnover Rate	37%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was June 8, 2021. The first day of secondary market trading was June 10, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	35.0%
Communications Equipment	15.3%
Technology Hardware, Storage & Peripherals	11.8%
Software	9.8%
IT Services	9.0%
Specialized REITs	6.1%
Diversified Telecommunication Services	5.6%
Electronic Equipment, Instruments & Components	4.9%
Chemicals	2.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	77.3%
Taiwan	4.3%
Japan	3.7%
Finland	2.8%
Sweden	2.6%
China	2.3%
Spain	1.9%
Germany	1.9%
Australia	1.3%
Italy	1.3%
Singapore	0.6%
(a)	Excludes money market funds.
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On June 26, 2024, the Fund changed from non-diversified to diversified under the Investment Company Act of 1940 and removed the Non-Diversification Risk.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., Morningstar, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Future Cloud 5G and Tech ETF
Annual Shareholder Report — July 31, 2024
IDAT-07/24-AR

iShares Genomics Immunology and Healthcare ETF
IDNA | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Genomics Immunology and Healthcare ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Genomics Immunology and Healthcare ETF	$49	0.48%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  The U.S. Federal Reserve Bank left rates on hold during the reporting period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.
  However, market sentiment swung late in the one-year period amid a shift away from information technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
U.S. stocks, which represented approximately 68% of the Fund on average during the reporting period, contributed the most to the Fund’s return. Biotechnology firms led healthcare stocks, powered by approvals from the U.S. Food and Drug Administration, positive clinical trials, and promising pipelines that helped to boost revenue. Pharmaceutical companies advanced amid ongoing strong sales of their blockbuster drugs. A Danish pharmaceutical firm gained following positive clinical data from for its experimental daily pill for obesity and type 2 diabetes.
What detracted from performance?
A specialty chemical company within the materials sector in the United States was a large detractor from the Fund’s performance during the reporting period. The firm faced decreasing revenue following the expected ramp down of COVID-19 testing for U.S. students. In Germany, stocks of biotechnology companies declined amid a shift away from COVID-19 treatments and court proceedings over intellectual property rights.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 11, 2019 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years		Since Fund Inception
Fund NAV	4.98%	(1.34	) %	1.05%
Fund Market	4.70	(1.39)		1.01
MSCI All Country World Index	17.02	11.05		11.22
NYSE® FactSet® Global Genomics and Immuno Biopharma Index	5.01	(1.17)		1.18
Key Fund statistics
Net Assets	$140,404,921
Number of Portfolio Holdings	52
Net Investment Advisory Fees	$616,871
Portfolio Turnover Rate	51%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was June 11, 2019. The first day of secondary market trading was June 13, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	74.6%
Pharmaceuticals	23.6%
Life Sciences Tools & Services	1.2%
Chemicals	0.6%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	67.5%
Japan	5.5%
Switzerland	4.7%
France	4.5%
China	4.1%
Denmark	4.0%
United Kingdom	3.7%
Germany	3.4%
South Korea	1.1%
Netherlands	0.8%
Canada	0.7%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., NYSE Group, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Genomics Immunology and Healthcare ETF
Annual Shareholder Report — July 31, 2024
IDNA-07/24-AR

iShares Global Equity Factor ETF
GLOF | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Global Equity Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Equity Factor ETF	$22	0.20%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  With challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June, while the U.S. Federal Reserve Bank left interest rates unchanged. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  However, market sentiment swung late in the period amid a shift away from technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Stocks from the United States, which represent about 59% of the Fund on average, strongly contributed to the Fund’s performance during the reporting period. Among U.S. stocks, the information technology sector contributed the most, as the hype over artificial intelligence (“AI”) continued to benefit information technology companies. The U.S. semiconductor industry contributed significantly, as the technology is crucial to the ongoing buildout of AI, and expanded tariffs limited semiconductor imports from outside the U.S. In Japan, industrial stocks contributed to the Fund’s return, as several strategic agreements involving Japanese machinery companies were initiated during the reporting period.
What detracted from performance?
Stocks from Germany detracted from the Fund’s return during the reporting period. Weakness in the consumer discretionary sector stemmed from sluggish demand and production declines negatively affecting German carmakers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 28, 2015 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	19.96%	10.46%	8.11%
Fund Market	20.12	10.52	8.09
S&P Global Broad Market Index	16.20	10.50	8.42
STOXX Global Equity Factor Index	20.07	10.60	8.29
Key Fund statistics
Net Assets	$109,479,538
Number of Portfolio Holdings	607
Net Investment Advisory Fees	$238,754
Portfolio Turnover Rate	24%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
The inception date of the Fund was April 28, 2015. The first day of secondary market trading was April 30, 2015.
The performance of the STOXX Global Equity Factor Index in this report reflects the performance of the MSCI ACWI Diversified Multiple-Factor Index through February 28, 2023 and, beginning on March 1, 2023, the performance of the STOXX Global Equity Factor Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.0%
Financials	15.5%
Consumer Discretionary	12.5%
Health Care	10.9%
Industrials	8.4%
Consumer Staples	7.0%
Communication Services	6.5%
Energy	3.8%
Materials	3.7%
Utilities	3.2%
Real Estate	1.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	60.3%
Japan	6.8%
United Kingdom	3.1%
South Korea	2.8%
China	2.5%
Canada	2.4%
France	2.2%
Australia	1.9%
Taiwan	1.9%
India	1.7%
Other#	14.4%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, STOXX Ltd., MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Global Equity Factor ETF
Annual Shareholder Report — July 31, 2024
GLOF-07/24-AR

iShares International Equity Factor ETF
INTF | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares International Equity Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Equity Factor ETF	$17	0.16%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. U.S. equities led markets, propelled by the information technology sector and enthusiasm over artificial intelligence.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Stocks with exposure to value advanced for the reporting period, as the current geopolitical and economic landscape has moved global risk appetites lower, accelerating the rotation from cyclicals stocks into defensive/growth compounders with our cyclicals versus defensive pair down. Momentum and quality also contributed to performance.
Stocks in Japan’s financial sector contributed the most to the Fund’s return during the reporting period, benefiting from steady gains and rising dividend payments over the last year. Japanese insurance companies also contributed to performance, after several companies announced stock buybacks. In Denmark, stocks within the apparel accessories and luxury goods segment of the consumer discretionary sector contributed to performance.
What detracted from performance?
Hong Kong stocks suffered from malaise related to economic weakness in China during the reporting period. As a special administrative region of China, many stocks are dual listed in Hong Kong and China and are more susceptible to China’s recent economic slowdown and regulatory scrutiny. Hong Kong’s financials sector was particularly impacted by slowing Chinese growth, while slumping property values hindered the real estate sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 28, 2015 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	13.08%	6.96%	5.21%
Fund Market	13.04	7.08	5.20
S&P Developed ex US Broad Market Index	5.43	(2.20)	0.21
STOXX International Equity Factor Index	12.62	6.93	5.25
Key Fund statistics
Net Assets	$1,124,337,890
Number of Portfolio Holdings	449
Net Investment Advisory Fees	$1,499,809
Portfolio Turnover Rate	22%
The Fund has added the S&P Developed ex US Broad Market Index in response to new regulatory requirements.
The inception date of the Fund was April 28, 2015. The first day of secondary market trading was April 30, 2015.
The performance of the STOXX International Equity Factor Index in this report reflects the performance of the MSCI World ex USA Diversified Multiple-Factor Index through May 31, 2022 and, beginning on June 1, 2022, the performance of the STOXX International Equity Factor Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	21.9%
Industrials	16.3%
Consumer Discretionary	13.0%
Health Care	9.9%
Information Technology	8.8%
Consumer Staples	7.9%
Materials	6.4%
Energy	4.8%
Communication Services	4.4%
Utilities	4.2%
Real Estate	2.4%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	24.9%
United Kingdom	13.0%
France	8.7%
Switzerland	8.1%
Australia	7.2%
Germany	6.0%
Canada	5.9%
Netherlands	4.7%
Denmark	3.8%
Italy	3.8%
Other#	13.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, STOXX Ltd., MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares International Equity Factor ETF
Annual Shareholder Report — July 31, 2024
INTF-07/24-AR

iShares International Small-Cap Equity Factor ETF
ISCF | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares International Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Small-Cap Equity Factor ETF	$24	0.23%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  Higher interest rates have worked against smaller-capitalization names, causing them to underperform their larger peers.
  However, market sentiment swung late in the period amid a shift away from technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Stocks with exposure to value advanced for the reporting period, as the current geopolitical and economic landscape has moved global risk appetites lower, accelerating the rotation from cyclicals stocks into defensive/growth compounders with our cyclicals versus defensive pair down. Momentum also contributed to performance.
Japanese small-capitalization stocks led the Fund’s return during the reporting period. Japanese stocks, which comprise approximately 25% of the Fund on average, have benefited from resilient economic growth, corporate structural reforms, and a return to monetary policy normalization. The industrials sector was helped by construction manufacturers on increased demand for factory construction and large-scale redevelopment projects. In the United Kingdom, which comprises about 14% of the Fund on average, the financials sector was helped by solid lending income attributed to higher interest rates.
What detracted from performance?
Stocks in Germany detracted from the Fund’s performance during the reporting period, most notably within the materials sector. Hong Kong stocks were negatively impacted by economic weakness in China during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 28, 2015 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	9.57%	6.63%	6.26%
Fund Market	9.19	6.70	6.22
S&P Developed ex US Broad Market Index	5.43	(2.20)	0.21
STOXX International Small-Cap Equity Factor Index	9.18	6.83	6.46
Key Fund statistics
Net Assets	$556,867,486
Number of Portfolio Holdings	971
Net Investment Advisory Fees	$1,265,111
Portfolio Turnover Rate	26%
The Fund has added the S&P Developed ex US Broad Market Index in response to new regulatory requirements.
The inception date of the Fund was April 28, 2015. The first day of secondary market trading was April 30, 2015.
The performance of the STOXX International Small-Cap Equity Factor Index in this report reflects the performance of the MSCI World ex USA Small Cap Diversified Multiple-Factor Index through February 28, 2023 and, beginning on March 1, 2023, the performance of the STOXX International Small-Cap Equity Factor Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	19.7%
Consumer Discretionary	14.5%
Financials	14.1%
Information Technology	11.6%
Materials	10.1%
Real Estate	9.8%
Health Care	4.6%
Consumer Staples	4.3%
Energy	4.2%
Communication Services	3.8%
Utilities	3.3%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	26.2%
United Kingdom	15.6%
Canada	9.9%
Australia	7.0%
Switzerland	6.3%
France	5.1%
Germany	4.8%
Sweden	4.0%
Italy	3.3%
Spain	2.8%
Other#	15.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, STOXX Ltd., MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares International Small-Cap Equity Factor ETF
Annual Shareholder Report — July 31, 2024
ISCF-07/24-AR

iShares MSCI ACWI ETF
ACWI | NASDAQ
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI ACWI ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ETF	$35	0.32%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. U.S. equities led markets, propelled by the information technology sector and enthusiasm over artificial intelligence (“AI”).
  Amid challenging economic conditions, the European Central Bank cut its primary lending rate in June, while the U.S. Federal Reserve Bank left interest rates unchanged. The Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
The United States is the largest component of the Fund, comprising approximately 63% on average during the reporting period, and was also the most significant driver of the Fund’s return. Performance was largely driven by a handful of dominant information technology companies that have been able to rapidly innovate, capture significant market share, and generate substantial profits. Among these stocks, those that produce semiconductors were the most significant beneficiaries of excitement for AI and the U.S. government’s efforts to increase domestic chipmaking capacity. The financials sector was helped by solid earnings results from wealth management firms.
What detracted from performance?
Chinese stocks were modest detractors from the Fund’s performance during the reporting period. The country’s economic struggles continued, and equities have been negatively impacted by overall weak domestic demand. Electric vehicle manufacturers were notably weak as tariffs were increased by the United States and the European Union.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	17.06%	11.08%	8.89%
Fund Market	16.91	11.14	8.91
MSCI All Country World Index	17.02	11.05	8.74
Key Fund statistics
Net Assets	$18,219,793,036
Number of Portfolio Holdings	2,364
Net Investment Advisory Fees	$58,548,495
Portfolio Turnover Rate	4%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	25.0%
Financials	16.1%
Health Care	11.0%
Industrials	10.6%
Consumer Discretionary	10.3%
Communication Services	7.6%
Consumer Staples	6.3%
Energy	4.4%
Materials	4.0%
Utilities	2.6%
Real Estate	2.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	64.3%
Japan	5.3%
United Kingdom	3.4%
Canada	2.7%
France	2.5%
China	2.5%
Switzerland	2.2%
India	2.0%
Germany	2.0%
Taiwan	1.9%
Other#	11.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares MSCI ACWI ETF
Annual Shareholder Report — July 31, 2024
ACWI-07/24-AR

iShares MSCI ACWI ex U.S. ETF
ACWX | NASDAQ
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ex U.S. ETF	$34	0.32%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  The European Central Bank cut its primary lending rate by 0.25% in June while the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 15% of the Fund on average, contributed the most to the Fund’s return during the reporting period. The country’s stock market accelerated to new highs during the reporting period, helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. This interest rate increase helped Japanese banks increase lending profits and net interest margins (the difference between interest revenue and interest expenses of a financial firm). Indian stocks contributed, helped by growing market confidence, an infrastructure boom, and positive economic data. In the industrials sector, automotive stocks benefited from record-high car sales.
What detracted from performance?
Detractors from the Fund’s return during the reporting period were driven by Chinese stocks, which represent approximately 8% of the Fund on average. In particular, a push by several U.S. lawmakers to ban lithium-ion batteries for electric vehicles worked against these firms. In Hong Kong, casino stocks declined amid tightened regulations and deteriorating U.S.-China relations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.50%	6.11%	4.07%
Fund Market	9.24	6.22	4.09
MSCI ACWI ex USA Index	9.75	6.29	4.18
Key Fund statistics
Net Assets	$4,566,392,285
Number of Portfolio Holdings	1,818
Net Investment Advisory Fees	$14,293,669
Portfolio Turnover Rate	6%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.1%
Industrials	13.8%
Information Technology	13.5%
Consumer Discretionary	10.9%
Health Care	9.7%
Consumer Staples	7.4%
Materials	7.0%
Energy	5.4%
Communication Services	5.2%
Utilities	3.2%
Real Estate	1.8%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	14.9%
United Kingdom	9.7%
Canada	7.6%
France	7.1%
China	6.9%
Switzerland	6.3%
India	5.7%
Germany	5.5%
Taiwan	5.3%
Australia	4.8%
Other#	26.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares MSCI ACWI ex U.S. ETF
Annual Shareholder Report — July 31, 2024
ACWX-07/24-AR

iShares MSCI ACWI Low Carbon Target ETF
CRBN | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI ACWI Low Carbon Target ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI Low Carbon Target ETF	$22	0.20%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  Global carbon dioxide emissions reached a record high in 2023 due to continuing usage of fossil fuels, a return to pre-pandemic travel and transportation levels, and Canada’s extreme wildfire season. However, despite this rise, emissions are seeing a structural slowdown.
  Versus growth in advanced economies, emissions declined in 2023 helped by strong renewables deployment, a growing trend of switching from coal to gas in the United States, milder weather, and weaker industrial production in some countries.
  The 2023 United Nations Conference on Climate Change called on governments to speed up the transition away from fossil fuels to renewables in their next round of climate commitments.
What contributed to performance?
The United States is the largest component of the Fund comprising approximately 62% on average during the reporting period and was also the most significant driver of the Fund’s return. A handful of dominant information technology companies that have been able to innovate rapidly captured significant market share and generated substantial profits-dominated returns. The financials sector was helped by solid earnings results.
What detracted from performance?
Stocks in China were a modest detractor from the Fund’s performance during the reporting period. In the consumer discretionary sector, automotive stocks declined as they faced increased tariffs from the United States and the European Union. Shares of interactive media firms declined on falling revenue growth.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 8, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	17.91%	11.25%	9.30%
Fund Market	17.78	11.22	9.28
MSCI All Country World Index	17.02	11.05	9.04
MSCI ACWI Low Carbon Target Index	17.68	11.07	9.04
Key Fund statistics
Net Assets	$962,749,416
Number of Portfolio Holdings	1,069
Net Investment Advisory Fees	$1,783,718
Portfolio Turnover Rate	24%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was December 8, 2014. The first day of secondary market trading was December 9, 2014.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	25.2%
Financials	18.0%
Health Care	11.3%
Industrials	10.3%
Consumer Discretionary	9.7%
Communication Services	8.6%
Consumer Staples	5.9%
Energy	3.0%
Real Estate	2.9%
Materials	2.6%
Utilities	2.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	63.6%
Japan	5.5%
Canada	3.3%
United Kingdom	3.1%
China	2.9%
France	2.2%
Switzerland	2.0%
India	2.0%
Taiwan	2.0%
Australia	1.6%
Other#	11.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares MSCI ACWI Low Carbon Target ETF
Annual Shareholder Report — July 31, 2024
CRBN-07/24-AR

iShares MSCI All Country Asia ex Japan ETF
AAXJ | NASDAQ
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI All Country Asia ex Japan ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI All Country Asia ex Japan ETF	$73	0.71%
How did the Fund perform last year?
  Asian equities rose during the reporting period but underperformed the broader markets amid weakening growth in China and a stronger U.S. dollar.
  In China, weak economic growth led to substantial government stimulus packages intended to boost retail spending and consumer confidence.
  The reelection of Indian Prime Minister Narendra Modi and the formation of a coalition government helped dispel market concerns over the direction of equity reforms in the country.
What contributed to performance?
Optimism over economic growth, increased liquidity, and solid corporate earnings helped Indian equities contribute to the Fund’s return during the reporting period. Automotive stocks gained on solid sales data and positive market sentiment. Given that automakers are interest-rate sensitive and higher rates increase car loan costs, these stocks gained on hopes the Reserve Bank of India had finished raising rates. India’s industrials sector rose amid a spending push on infrastructure. Information technology stocks in Taiwan, particularly semiconductor manufacturers, benefited from excitement over increased demand for artificial intelligence (“AI”). These companies provide the backbone for the complex calculations required for AI algorithms.
What detracted from performance?
Stocks in China modestly detracted from the Fund’s performance during the reporting period, with the country comprising about 31% of the Fund on average. China’s economic struggles continued as trade wars and tariffs from the United States and the European Union weighed on the performance of several industries, including automobiles and broadline retail companies. Given Hong Kong’s status as a special administrative region of China, stocks were more susceptible to China’s economic slowdown and regulatory scrutiny. In particular, slumping property values hindered Hong Kong’s real estate sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	4.60%	2.92%	2.97%
Fund Market	4.63	3.11	3.05
MSCI Emerging Markets Index	6.27	3.41	2.63
MSCI AC Asia ex Japan Index	6.24	3.85	3.77
Key Fund statistics
Net Assets	$2,358,375,781
Number of Portfolio Holdings	995
Net Investment Advisory Fees	$17,172,158
Portfolio Turnover Rate	11%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	28.1%
Financials	20.4%
Consumer Discretionary	13.1%
Communication Services	9.3%
Industrials	7.7%
Materials	4.6%
Consumer Staples	4.2%
Energy	3.9%
Health Care	3.5%
Utilities	3.0%
Real Estate	2.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	27.9%
India	22.9%
Taiwan	21.5%
South Korea	14.0%
Hong Kong	4.5%
Singapore	3.5%
Indonesia	1.9%
Malaysia	1.6%
Thailand	1.6%
Philippines	0.6%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares MSCI All Country Asia ex Japan ETF
Annual Shareholder Report — July 31, 2024
AAXJ-07/24-AR

iShares MSCI China A ETF
CNYA | Cboe BZX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI China A ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China A ETF	$41	0.44%
How did the Fund perform last year?
  Emerging market equities rose during the reporting period but underperformed the broader markets as geopolitical uncertainty and a stronger U.S. dollar weighed on performance.
  China’s economic struggles continued, with the housing sector facing particular challenges due to a major property company defaulting and falling home prices. Overall weak domestic demand has led to substantial stimulus packages by the Chinese government in an attempt to boost retail spending and consumer confidence.
  These major policy interventions enacted by the Chinese government helped to ease investor concerns, but equities still underperformed the broader markets during the period.
What contributed to performance?
Stocks in China’s burgeoning renewable energy sector modestly contributed to the Fund’s return during the reporting period. Firms that supply hydropower generation helped to boost clean energy generation amid recent heavy deluges in several provinces.
What detracted from performance?
Domestic Chinese equities declined during the reporting period, pulled down by weak domestic economic growth and increasing regulatory actions from the Chinese government. Consumer staples stocks were among the largest detractors from the Fund’s return, hindered by food, beverage, and tobacco companies. Notably, decreasing consumer spending impacted premier alcoholic beverage stocks, which declined during the reporting period. In the information technology sector, semiconductor companies were negatively affected by threats of more trade sanctions and tariffs against China from the United States and other countries. Among stocks in the consumer discretionary sector, a push by several U.S. lawmakers to ban lithium-ion batteries for electric vehicles worked against these stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 13, 2016 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year		5 Years		Since Fund Inception
Fund NAV	(14.19	) %	(0.20	) %	2.84%
Fund Market	(14.20)		(0.02)		2.80
MSCI Emerging Markets Index	6.27		3.41		6.27
MSCI China A Inclusion Index	(13.77)		0.11		2.23
Key Fund statistics
Net Assets	$268,939,018
Number of Portfolio Holdings	488
Net Investment Advisory Fees	$1,071,016
Portfolio Turnover Rate	73%
The Fund has added the MSCI Emerging Markets Index in response to new regulatory requirements.
The inception date of the Fund was June 13, 2016. The first day of secondary market trading was June 15, 2016.
The performance of the MSCI China A Inclusion Index in this report reflects the performance of the MSCI China A International Index through April 25, 2018 and, beginning on April 26, 2018, the performance of the MSCI China A Inclusion Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.5%
Industrials	15.4%
Information Technology	14.9%
Consumer Staples	12.2%
Materials	10.9%
Consumer Discretionary	7.2%
Health Care	7.0%
Utilities	5.3%
Energy	4.0%
Communication Services	1.5%
Real Estate	1.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Kweichow Moutai Co. Ltd., Class A	5.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.3%
China Yangtze Power Co. Ltd., Class A	2.1%
China Merchants Bank Co. Ltd., Class A	1.9%
Wuliangye Yibin Co. Ltd., Class A	1.4%
Ping An Insurance Group Co. of China Ltd., Class A	1.3%
BYD Co. Ltd., Class A	1.3%
Agricultural Bank of China Ltd., Class A	1.1%
Industrial & Commercial Bank of China Ltd., Class A	1.0%
Industrial Bank Co. Ltd., Class A	1.0%
(a)	Excludes money market funds.
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio increased from the prior fiscal year end primarily due to the elimination of a voluntary fee waiver during the prior fiscal year.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares MSCI China A ETF
Annual Shareholder Report — July 31, 2024
CNYA-07/24-AR

iShares MSCI EAFE ETF
EFA | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI EAFE ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE ETF	$34	0.32%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  The European Central Bank cut its primary lending rate by 0.25% in June while the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 23% of the Fund on average, contributed the most to the Fund’s return during the reporting period. Japan’s stock market accelerated to new highs during the reporting period, helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. This interest rate increase helped Japanese banks increase lending profits and net interest margins (the difference between interest revenue and interest expenses of a financial firm). In the United Kingdom, which comprises about 15% of the Fund on average, the financials sector was helped by solid lending income attributed to higher interest rates.
What detracted from performance?
Hong Kong stocks suffered from malaise related to economic weakness in China during the reporting period. As a special administrative region of China, many stocks are dual listed in Hong Kong and China and are more susceptible to China’s recent economic slowdown and regulatory scrutiny. Hong Kong’s financials sector was particularly impacted by slowing Chinese growth, while slumping property values hindered the real estate sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.27%	7.37%	4.82%
Fund Market	11.22	7.52	4.87
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI EAFE Index	11.21	7.36	4.84
Key Fund statistics
Net Assets	$55,764,354,994
Number of Portfolio Holdings	749
Net Investment Advisory Fees	$161,558,287
Portfolio Turnover Rate	3%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.4%
Industrials	17.1%
Health Care	13.7%
Consumer Discretionary	11.1%
Information Technology	9.1%
Consumer Staples	8.6%
Materials	6.6%
Communication Services	4.1%
Energy	4.0%
Utilities	3.2%
Real Estate	2.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.3%
United Kingdom	15.1%
France	11.2%
Switzerland	9.9%
Germany	8.6%
Australia	7.4%
Netherlands	5.0%
Denmark	3.7%
Sweden	3.2%
Italy	2.7%
Other#	9.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares MSCI EAFE ETF
Annual Shareholder Report — July 31, 2024
EFA-07/24-AR

iShares MSCI EAFE Growth ETF
EFG | Cboe BZX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI EAFE Growth ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Growth ETF	$38	0.36%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. The information technology sector led markets amid enthusiasm over artificial intelligence.
  Amid challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 22% of the Fund on average, contributed the most to the Fund’s return during the reporting period. Japan’s stock market accelerated to new highs, helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. This interest rate increase helped Japanese banks increase lending profits and net interest margins (the difference between interest revenue and interest expenses of a financial firm). In Denmark, the healthcare sector contributed to the Fund’s performance, as pharmaceutical and biotechnology stocks gained amid positive clinical trials and enthusiasm over GLP-1 weight loss drugs.
What detracted from performance?
Stocks in France, which comprise about 13% of the Fund on average, detracted the most from the Fund’s return during the reporting period, most notably within the consumer discretionary sector as consumers continue to curb their spending on luxury goods. Additionally, Hong Kong stocks suffered from malaise related to economic weakness in China during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.66%	6.60%	5.55%
Fund Market	8.69	6.75	5.62
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI EAFE Growth Index	8.60	6.80	5.79
Key Fund statistics
Net Assets	$15,204,838,131
Number of Portfolio Holdings	375
Net Investment Advisory Fees	$41,894,443
Portfolio Turnover Rate	22%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	21.4%
Health Care	18.6%
Information Technology	16.0%
Consumer Discretionary	15.5%
Financials	10.6%
Consumer Staples	8.8%
Materials	5.3%
Communication Services	2.4%
Real Estate	0.6%
Utilities	0.6%
Energy	0.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.4%
United Kingdom	12.4%
France	12.2%
Switzerland	9.6%
Australia	7.8%
Germany	7.2%
Netherlands	6.9%
Denmark	6.8%
Sweden	4.0%
Italy	1.7%
Other#	8.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares MSCI EAFE Growth ETF
Annual Shareholder Report — July 31, 2024
EFG-07/24-AR

iShares MSCI EAFE Min Vol Factor ETF
EFAV | Cboe BZX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI EAFE Min Vol Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Min Vol Factor ETF	$21	0.20%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. The information technology sector led markets amid enthusiasm over artificial intelligence.
  With challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 27% of the Fund on average, contributed the most to the Fund’s return during the reporting period. Japan’s stock market accelerated to new highs during the reporting period, helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. This interest rate increase helped Japanese banks increase lending profits and net interest margins (the difference between interest revenue and interest expenses of a financial firm). In the United Kingdom, the industrials sector was helped by increased government actions aimed at boosting manufacturing in the country.
What detracted from performance?
Stocks in New Zealand modestly detracted from the Fund’s return during the reporting period as the country suffered from economic weakness, negatively impacting stocks in the industrial sector. In Ireland, consumer staples stocks declined amid squeezing profit margins.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	10.09%	3.24%	4.21%
Fund Market	9.68	3.29	4.21
MSCI All Country World Index	17.02	11.05	8.74
MSCI EAFE Minimum Volatility (USD) Index	9.89	3.18	4.21
Key Fund statistics
Net Assets	$6,631,809,752
Number of Portfolio Holdings	244
Net Investment Advisory Fees	$14,192,984
Portfolio Turnover Rate	23%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.2%
Health Care	16.7%
Industrials	15.5%
Consumer Staples	13.2%
Communication Services	9.2%
Utilities	7.0%
Consumer Discretionary	6.7%
Information Technology	4.9%
Energy	4.5%
Materials	2.0%
Real Estate	1.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	28.3%
Switzerland	13.7%
United Kingdom	9.7%
France	7.2%
Hong Kong	5.6%
Germany	5.4%
Netherlands	4.1%
Singapore	4.1%
Spain	3.9%
Australia	3.4%
Other#	14.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares MSCI EAFE Min Vol Factor ETF
Annual Shareholder Report — July 31, 2024
EFAV-07/24-AR

iShares MSCI EAFE Small-Cap ETF
SCZ | NASDAQ
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Small-Cap ETF	$42	0.40%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  The European Central Bank cut its primary lending rate by 0.25% in June while the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate to 0.25%.
  Higher interest rates have worked against smaller-capitalization names, causing them to underperform their larger peers.
What contributed to performance?
Japanese small-capitalization stocks led the Fund’s return during the reporting period. Japanese stocks, which comprise approximately 34% of the Fund on average, have benefited from resilient economic growth, corporate structural reforms, and a return to monetary policy normalization. The industrials sector was helped by construction manufacturers on increased demand for factory construction and large-scale redevelopment projects. Regional banking stocks positively impacted the Fund’s return following the Bank of Japan’s gradual move away from negative interest rates, which helped boost net interest income. The United Kingdom comprises approximately 15% of the Fund on average, also contributed to the Fund’s return. Toward the end of the reporting period, news of the Labour Party’s election win helped smaller-capitalization stocks, which rose on hopes of improved economic growth.
What detracted from performance?
Germany’s industrials sector declined during the reporting period, detracting from the Fund’s returns. Added to higher energy costs, the sector also felt the effects of geopolitical strife, with shipment delays stemming from both the Russia/Ukraine war and the crisis in the Middle East. In addition to cooling economic data, French small caps lagged due to political uncertainty spurred by a snap Parliamentary election.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.98%	5.36%	5.05%
Fund Market	8.70	5.51	5.10
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI EAFE Small Cap Index	9.09	5.50	5.12
Key Fund statistics
Net Assets	$9,751,341,578
Number of Portfolio Holdings	2,130
Net Investment Advisory Fees	$38,690,777
Portfolio Turnover Rate	14%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	23.3%
Financials	12.8%
Consumer Discretionary	12.6%
Real Estate	10.7%
Information Technology	9.4%
Materials	9.2%
Consumer Staples	6.4%
Health Care	6.0%
Communication Services	3.7%
Energy	3.3%
Utilities	2.6%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	35.4%
United Kingdom	15.7%
Australia	8.9%
Sweden	5.8%
Switzerland	4.4%
Germany	3.9%
France	3.5%
Italy	3.3%
Israel	2.7%
Norway	2.5%
Other#	13.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares MSCI EAFE Small-Cap ETF
Annual Shareholder Report — July 31, 2024
SCZ-07/24-AR

iShares MSCI EAFE Value ETF
EFV | Cboe BZX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI EAFE Value ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Value ETF	$35	0.33%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. The information technology sector led markets amid enthusiasm over artificial intelligence.
  Amid challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 23% of the Fund on average, contributed the most to the Fund’s return during the reporting period. Japan’s stock market accelerated to new highs following ongoing corporate reforms and as the Bank of Japan ended its negative interest rate policy. This interest rate increase helped Japanese banks increase lending profits and net interest margins (the difference between interest revenue and interest expenses of a financial firm). In the United Kingdom, which comprises about 18% of the Fund on average, the financials sector was helped by solid lending income attributed to higher interest rates.
What detracted from performance?
Hong Kong stocks suffered from malaise related to economic weakness in China during the reporting period. Hong Kong’s financials sector was particularly impacted by slowing Chinese growth, while slumping property values hindered the real estate sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	13.89%	7.48%	3.55%
Fund Market	13.35	7.60	3.57
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI EAFE Value Index	13.90	7.53	3.66
Key Fund statistics
Net Assets	$14,980,930,767
Number of Portfolio Holdings	473
Net Investment Advisory Fees	$54,702,522
Portfolio Turnover Rate	28%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	30.2%
Industrials	12.8%
Health Care	8.8%
Consumer Staples	8.3%
Energy	7.9%
Materials	7.9%
Consumer Discretionary	6.7%
Utilities	5.9%
Communication Services	5.8%
Real Estate	3.5%
Information Technology	2.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.1%
United Kingdom	17.8%
Switzerland	10.2%
France	10.1%
Germany	10.0%
Australia	7.1%
Spain	3.7%
Italy	3.7%
Netherlands	3.2%
Sweden	2.3%
Other#	8.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares MSCI EAFE Value ETF
Annual Shareholder Report — July 31, 2024
EFV-07/24-AR

iShares MSCI Europe Financials ETF
EUFN | NASDAQ
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI Europe Financials ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Financials ETF	$53	0.48%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period. While the war in Ukraine continued to weigh on European equities, the first half of the period saw the financials sector benefit from wider interest rate margins as interest rates remained high.
  As inflation moved closer to central bank targets, several countries began lowering borrowing costs, beginning with Switzerland and Sweden. In a major turning point in monetary policy, the European Central Bank cut its primary lending rate by 0.25% in June.
  During the second half of the reporting period, the performance of banks was helped by the prospects of lower interest rates and the hopes of increased loan demand.
What contributed to performance?
The United Kingdom (“U.K.”) comprised approximately 23% of the Fund on average and was a large driver of the Fund’s return during the reporting period. U.K. banks benefited from robust earnings supported by higher interest rates as well as strong liquidity positions. While Italian banks initially declined on news of the Italian Windfall Tax for Banks, a one-time tax that applies to Italian banks and foreign bank branches, stocks quickly recovered. Bank performance was boosted by substantially higher lending income, and Italian banks made significant strides in cost-cutting. Additionally, earnings for Italian financial firms were supported by expanded fees from wealth management units. German financial firms, which comprised approximately 14% of the Fund on average during the reporting period, also benefited from solid earnings and positive future guidance.
What detracted from performance?
For the reporting period ended July 31, 2024, there were no material detractors from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	21.74%	10.15%	3.79%
Fund Market	22.11	10.30	3.87
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI Europe Financials Index	21.48	10.14	3.87
Key Fund statistics
Net Assets	$1,998,357,292
Number of Portfolio Holdings	83
Net Investment Advisory Fees	$6,772,499
Portfolio Turnover Rate	5%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Banks	48.9%
Insurance	28.3%
Capital Markets	16.2%
Financial Services	6.6%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	24.3%
Switzerland	14.3%
Germany	13.5%
France	9.4%
Italy	8.9%
Spain	8.2%
Netherlands	6.4%
Sweden	6.3%
Finland	2.7%
Belgium	1.8%
Other#	4.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares MSCI Europe Financials ETF
Annual Shareholder Report — July 31, 2024
EUFN-07/24-AR

iShares MSCI Europe Small-Cap ETF
IEUS | NASDAQ
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI Europe Small-Cap ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Small-Cap ETF	$43	0.41%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period. However, stocks underperformed their larger-capitalization peers due to increasing risk aversion, their vulnerability to higher interest rates, and the war in Ukraine.
  As inflation began to move closer to central bank targets, several countries began lowering borrowing costs, beginning with Switzerland and Sweden.
  In a major turning point in monetary policy, the European Central Bank cut its primary lending rate by 0.25% in June. This was seen as a positive catalyst for small-capitalization stocks as higher borrowing costs have impacted consumers and businesses.
What contributed to performance?
Stocks in the United Kingdom, which comprise approximately 30% of the Fund on average, contributed to the Fund’s return during the reporting period. In the financials sector, banks benefited from solid lending income attributed to higher interest rates, while performance fee income helped asset managers. Sweden’s economic outlook improved after the Riksbank became one of the first central banks to start cutting interest rates, helping sectors that benefit from policy easing.
What detracted from performance?
In Germany, stock performance was hindered by economic challenges, including weak growth and slipping business expectations during the reporting period. In particular, the materials sector was strained by shipment delays from the Russia/Ukraine war and the crisis in the Middle East. Healthcare stocks in Germany declined as several companies reported gloomy outlooks. In addition to cooling economic data, stocks in France declined amid political uncertainty spurred by a snap Parliamentary election.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.18%	6.47%	5.47%
Fund Market	10.98	6.63	5.52
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI Europe Small Cap Index	10.88	6.48	5.43
Key Fund statistics
Net Assets	$100,224,664
Number of Portfolio Holdings	891
Net Investment Advisory Fees	$446,610
Portfolio Turnover Rate	16%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	24.6%
Financials	16.1%
Consumer Discretionary	10.4%
Real Estate	9.2%
Information Technology	8.2%
Health Care	7.3%
Materials	7.1%
Consumer Staples	5.3%
Communication Services	4.7%
Energy	4.4%
Utilities	2.7%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	32.4%
Sweden	11.9%
Switzerland	9.0%
Germany	7.9%
France	7.2%
Italy	6.8%
Norway	5.1%
Denmark	4.9%
Spain	3.6%
Netherlands	2.8%
Other#	8.4%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares MSCI Europe Small-Cap ETF
Annual Shareholder Report — July 31, 2024
IEUS-07/24-AR

iShares MSCI Intl Momentum Factor ETF
IMTM | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI Intl Momentum Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Momentum Factor ETF	$33	0.30%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. The information technology sector led markets amid enthusiasm over artificial intelligence.
  With challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Stocks with momentum characteristics advanced across regions during the reporting period. As markets consistently trended upward, the momentum factor strongly contributed to returns.
Japanese equities, which comprise about 39% of the Fund on average, meaningfully contributed to the Fund’s return during the reporting period. Japan’s stock market accelerated to new highs, helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. In Denmark, the healthcare sector contributed to the Fund’s performance, as pharmaceutical and biotechnology stocks gained amid positive clinical trials and enthusiasm over GLP-1 weight loss drugs.
What detracted from performance?
Stocks in Hong Kong detracted from the Fund’s performance during the reporting period. Given Hong Kong’s status as a special administrative region of China, financials stocks were negatively impacted by increased regulatory oversight in an attempt to prevent risks that could spread to all segments of the markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 13, 2015 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	19.98%	8.97%	7.26%
Fund Market	19.78	9.11	7.27
MSCI ACWI ex USA Index	9.75	6.29	5.47
MSCI World ex USA Momentum Index	20.32	9.23	7.54
Key Fund statistics
Net Assets	$2,240,649,449
Number of Portfolio Holdings	306
Net Investment Advisory Fees	$5,356,821
Portfolio Turnover Rate	70%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
The inception date of the Fund was January 13, 2015. The first day of secondary market trading was January 15, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	26.8%
Financials	24.0%
Information Technology	14.8%
Consumer Discretionary	11.5%
Health Care	9.2%
Materials	4.9%
Communication Services	2.6%
Real Estate	2.3%
Energy	1.7%
Consumer Staples	1.6%
Utilities	0.6%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	42.8%
France	8.2%
Germany	7.0%
Netherlands	6.3%
United Kingdom	6.2%
Canada	5.3%
Denmark	5.2%
Switzerland	4.5%
Italy	3.6%
Australia	3.6%
Other#	7.3%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares MSCI Intl Momentum Factor ETF
Annual Shareholder Report — July 31, 2024
IMTM-07/24-AR

iShares MSCI Intl Quality Factor ETF
IQLT | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI Intl Quality Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Quality Factor ETF	$32	0.30%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. The information technology sector led markets amid enthusiasm over artificial intelligence.
  With challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 12% of the Fund on average, strongly contributed to the Fund’s return. Japan’s stock market accelerated to new highs, helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. In Denmark, the healthcare sector contributed to the Fund’s performance, as pharmaceutical and biotechnology stocks gained amid positive clinical trials and enthusiasm over GLP-1 weight loss drugs.
What detracted from performance?
Stocks in France detracted the most from the Fund’s return during the reporting period, most notably within the consumer discretionary sector as consumers continue to curb their spending on luxury goods.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 13, 2015 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	11.48%	8.40%	7.30%
Fund Market	11.11	8.49	7.28
MSCI ACWI ex USA Index	9.75	6.29	5.47
MSCI World ex USA Sector Neutral Quality Index	11.26	8.45	7.44
Key Fund statistics
Net Assets	$8,083,998,916
Number of Portfolio Holdings	306
Net Investment Advisory Fees	$22,212,680
Portfolio Turnover Rate	27%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
The inception date of the Fund was January 13, 2015. The first day of secondary market trading was January 15, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	21.8%
Industrials	16.9%
Health Care	12.2%
Consumer Discretionary	10.3%
Information Technology	8.8%
Consumer Staples	8.2%
Materials	7.2%
Energy	5.6%
Communication Services	3.8%
Utilities	3.3%
Real Estate	1.9%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	17.2%
Switzerland	15.2%
Japan	13.0%
France	8.5%
Netherlands	7.4%
Canada	7.0%
Australia	5.8%
Germany	5.4%
Denmark	4.7%
Sweden	4.6%
Other#	11.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares MSCI Intl Quality Factor ETF
Annual Shareholder Report — July 31, 2024
IQLT-07/24-AR

iShares MSCI Intl Size Factor ETF
ISZE | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI Intl Size Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Size Factor ETF	$31	0.30%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. Performance was led by information technology companies amid enthusiasm over artificial intelligence, resulting in large-capitalization stocks outperforming their smaller peers.
  Given challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprised about 27% of the Fund on average, contributed the most to the Fund’s return. Japan’s stock market accelerated to new highs during the reporting period, and financial firms were helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. In Canada, which represented approximately 10% of the Fund on average, materials stocks contributed to performance, largely due to increased gold exports. The country is one of the world’s leading gold producers and exporters and benefited as gold prices reached all-time highs.
What detracted from performance?
Stocks in Hong Kong detracted from the Fund’s performance during the reporting period. Given Hong Kong’s status as a special administrative region of China, financials stocks were negatively impacted by increased regulatory oversight in an attempt to prevent risks that could spread to all segments of the markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 16, 2015 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.04%	5.06%	4.58%
Fund Market	7.11	5.24	4.58
MSCI ACWI ex USA Index	9.75	6.29	4.99
MSCI World ex USA Low Size Index	7.18	5.24	4.69
Key Fund statistics
Net Assets	$5,376,244
Number of Portfolio Holdings	819
Net Investment Advisory Fees	$24,583
Portfolio Turnover Rate	17%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
The inception date of the Fund was June 16, 2015. The first day of secondary market trading was June 18, 2015.
The performance of the MSCI World ex USA Low Size Index in this report reflects the performance of the MSCI World ex USA Risk Weighted Index through December 2, 2018 and, beginning on December 3, 2018, the performance of the MSCI World ex USA Low Size Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	19.9%
Financials	17.7%
Consumer Discretionary	10.5%
Materials	8.3%
Information Technology	7.9%
Consumer Staples	7.8%
Health Care	7.6%
Communication Services	5.8%
Real Estate	5.7%
Utilities	5.3%
Energy	3.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	26.3%
Canada	10.8%
United Kingdom	9.7%
Australia	7.3%
France	6.8%
Germany	6.3%
Switzerland	5.1%
Sweden	4.8%
Netherlands	3.1%
Hong Kong	3.0%
Other#	16.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2023.
On June 5, 2024, the Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on August 12, 2024, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on August 13, 2024. Proceeds of the liquidation were sent to shareholders on August 15, 2024.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares MSCI Intl Size Factor ETF
Annual Shareholder Report — July 31, 2024
ISZE-07/24-AR

iShares MSCI Intl Value Factor ETF
IVLU | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI Intl Value Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Value Factor ETF	$32	0.30%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. The information technology sector led markets amid enthusiasm over artificial intelligence.
  With challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
International developed markets were impacted by geopolitical tensions and high interest rates, as central banks continued to attempt to tame high inflation. In this environment, stocks with value-oriented characteristics advanced.
Stocks in Japan, which represented approximately 33% of the Fund on average, led the Fund’s return during the reporting period. Japanese stocks have benefited from resilient economic growth, corporate structural reforms, and a return to monetary policy normalization. The industrials sector was helped by construction manufacturers on increased demand for factory construction and large-scale redevelopment projects. In the United Kingdom, which comprised about 16% of the Fund on average, the financials sector was helped by solid lending income attributed to higher interest rates.
What detracted from performance?
In Germany, stock performance was hindered by economic challenges, including weak growth and slipping business expectations during the reporting period. In particular, healthcare stocks declined as several companies reported gloomy outlooks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 16, 2015 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	13.34%	8.54%	4.93%
Fund Market	12.88	8.58	4.91
MSCI ACWI ex USA Index	9.75	6.29	4.99
MSCI World ex USA Enhanced Value Index	13.44	8.72	5.02
Key Fund statistics
Net Assets	$1,791,353,672
Number of Portfolio Holdings	357
Net Investment Advisory Fees	$5,086,180
Portfolio Turnover Rate	16%
The Fund has added the MSCI ACWI ex USA Index in response to new regulatory requirements.
The inception date of the Fund was June 16, 2015. The first day of secondary market trading was June 18, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.0%
Industrials	16.4%
Health Care	12.5%
Consumer Discretionary	9.8%
Information Technology	9.5%
Consumer Staples	8.5%
Materials	6.9%
Energy	5.6%
Communication Services	3.8%
Utilities	3.1%
Real Estate	1.9%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	31.5%
United Kingdom	17.0%
France	11.3%
Germany	10.6%
Switzerland	5.3%
Italy	4.2%
Spain	3.1%
Canada	3.0%
Netherlands	2.9%
Australia	2.0%
Other#	9.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares MSCI Intl Value Factor ETF
Annual Shareholder Report — July 31, 2024
IVLU-07/24-AR

iShares MSCI Kokusai ETF
TOK | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI Kokusai ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kokusai ETF	$31	0.28%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. U.S. equities led markets, propelled by the information technology sector and enthusiasm over artificial intelligence (“AI”).
  Amid challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June, while the U.S. Federal Reserve Bank left interest rates unchanged.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
The United States is the largest component of the Fund, comprising approximately 75% on average during the reporting period, and was also the most significant driver of the Fund’s return. Performance was largely driven by a handful of dominant information technology companies that have been able to rapidly innovate, capture significant market share, and generate substantial profits. Among these stocks, those that produce semiconductors were the most significant beneficiaries of excitement for AI and the U.S. government’s efforts to increase domestic chipmaking capacity. The financials sector was helped by solid earnings results from wealth management firms as well as banks benefiting from the prospect of future rate cuts.
What detracted from performance?
Stocks in Hong Kong minimally detracted from the Fund’s performance during the reporting period. Given Hong Kong’s status as a special administrative region of China, financials stocks were negatively impacted by increased regulatory oversight in an attempt to prevent risks that could spread to all segments of the markets. Additionally, China’s prolonged property crisis has weighed on investment activity for financial firms.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2014 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	19.20%	12.70%	10.09%
Fund Market	19.39	12.70	10.13
MSCI All Country World Index	17.02	11.05	8.74
MSCI Kokusai Index	18.47	12.38	9.81
Key Fund statistics
Net Assets	$262,446,626
Number of Portfolio Holdings	1,232
Net Investment Advisory Fees	$489,111
Portfolio Turnover Rate	4%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	25.6%
Financials	15.4%
Health Care	12.2%
Industrials	10.3%
Consumer Discretionary	9.6%
Communication Services	7.5%
Consumer Staples	6.4%
Energy	4.5%
Materials	3.7%
Utilities	2.6%
Real Estate	2.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	76.1%
United Kingdom	4.1%
Canada	3.2%
France	3.0%
Switzerland	2.6%
Germany	2.3%
Australia	2.0%
Netherlands	1.3%
Denmark	1.0%
Sweden	0.9%
Other#	3.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares MSCI Kokusai ETF
Annual Shareholder Report — July 31, 2024
TOK-07/24-AR

iShares Neuroscience and Healthcare ETF
IBRN | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Neuroscience and Healthcare ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Neuroscience and Healthcare ETF	$48	0.47%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  The U.S. Federal Reserve Bank left rates on hold during the reporting period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.
  However, market sentiment swung late in the one-year period amid a shift away from information technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
U.S. stocks, which represented approximately 80% of the Fund on average during the reporting period, contributed the most to the Fund’s return. Approvals from the U.S. Food and Drug Administration for new treatments for Alzheimer’s disease and Duchenne Muscular Dystrophy benefited biotechnology firms. Firms that develop medicines for life-threatening diseases or unmet medical needs gained on announcements of strategic partnerships and licensing deals.
What detracted from performance?
Notable detractors from the Fund’s performance during the reporting period included a Swedish biotechnology firm that declined amid management changes that negatively impacted investor confidence. Several medical device equipment companies in the United States also declined. A company focused on skin regeneration fell on news of proposals from private U.S. health insurers that would reduce coverage for biological wounds. Another company cut its outlook for the year as the U.S. spinal cord stimulation market has failed to recover to pre-pandemic levels.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 24, 2022 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	4.43%	0.96%
Fund Market	4.08	0.88
MSCI All Country World Index	17.02	15.67
NYSE® FactSet® Global Neuro Biopharma and MedTech Index	4.46	1.06
Key Fund statistics
Net Assets	$3,856,604
Number of Portfolio Holdings	54
Net Investment Advisory Fees	$18,472
Portfolio Turnover Rate	47%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was August 24, 2022. The first day of secondary market trading was August 26, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	62.3%
Pharmaceuticals	28.8%
Health Care Equipment & Supplies	8.6%
Life Sciences Tools & Services	0.3%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	81.0%
Netherlands	5.0%
South Korea	3.6%
Denmark	3.2%
Ireland	2.8%
Australia	2.7%
Sweden	1.1%
China	0.3%
Italy	0.3%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., NYSE Group, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Neuroscience and Healthcare ETF
Annual Shareholder Report — July 31, 2024
IBRN-07/24-AR

iShares Robotics and Artificial Intelligence Multisector ETF
IRBO | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Robotics and Artificial Intelligence Multisector ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Robotics and Artificial Intelligence Multisector ETF	$47	0.47%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”), which was particularly evident in the information technology sector.
  However, market sentiment swung late in the reporting period amid a shift away from information technology stocks as uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election grew. Adding to the volatility was a technical outage stemming from a major cybersecurity supplier that impacted a wide variety of companies and prompted swift analyst downgrades of the company’s stock, sending shares tumbling.
What contributed to performance?
U.S. stocks, which represented approximately 51% of the Fund on average during the reporting period, contributed to the Fund’s return. Increased usage and demand for AI reverberated across the information technology sector, benefiting semiconductor manufacturers that provide the backbone for the complex calculations required for AI algorithms. Application software firms gained as they provided AI solutions to increase productivity and accelerate business outcomes.
What detracted from performance?
Stocks of companies producing or using robotics and AI applications detracted from the Fund’s return during the reporting period. Geopolitical tensions, weak domestic demand, increased regulatory oversight, and the threat of additional trade sanctions and tariffs weighed on Chinese stocks. Within the media and entertainment industry, the threat of proposed rules designed to reduce spending and rewards in online gaming weighed on returns, although these regulations have yet to be enacted. Among interactive media and services firms, stocks of social media and Internet search companies declined. In France, high debt, low investor confidence, and a failed sale of a flagging business area sent the stock of an information technology consulting company lower.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 26, 2018 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year		5 Years	Since Fund Inception
Fund NAV	(1.95	) %	7.19%	6.85%
Fund Market	(2.49)		7.12	6.81
MSCI All Country World Index	17.02		11.05	10.05
NYSE® FactSet® Global Robotics and Artificial Intelligence Index	(1.67)		7.42	7.07
Key Fund statistics
Net Assets	$638,200,718
Number of Portfolio Holdings	105
Net Investment Advisory Fees	$2,734,104
Portfolio Turnover Rate	40%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was June 26, 2018. The first day of secondary market trading was June 28, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	54.1%
Communication Services	20.7%
Industrials	17.2%
Consumer Discretionary	5.9%
Financials	1.1%
Health Care	1.0%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	52.4%
China	12.6%
Japan	10.3%
Taiwan	8.0%
South Korea	2.8%
Israel	1.8%
Germany	1.7%
France	1.6%
Guernsey	1.2%
India	1.1%
Other#	6.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On June 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Robotics and Artificial Intelligence Multisector ETF to iShares Future AI & Tech ETF, the ticker from IRBO to ARTY, the fiscal year end from July 31 to March 31, and the underlying index from NYSE® FactSet® Global Robotics and Artificial Intelligence Index to Morningstar Global Artificial Intelligence Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of U.S. and non U.S. companies that provide products and services that are expected to contribute to artificial intelligence (“AI”) technologies in areas including generative AI, AI data and infrastructure, AI software, and AI services. These changes became effective on August 12, 2024.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., NYSE Group, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Robotics and Artificial Intelligence Multisector ETF
Annual Shareholder Report — July 31, 2024
IRBO-07/24-AR

iShares Self-Driving EV and Tech ETF
IDRV | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Self-Driving EV and Tech ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Self-Driving EV and Tech ETF	$39	0.47%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”), which was particularly evident in the information technology sector.
  Sales of electric vehicles (“EV”) increased in 2023; however, these manufacturers suffered from intensified competition and escalating price wars.
  Market sentiment swung late in the one-year period amid a shift away from information technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Switzerland modestly contributed to the Fund’s return during the reporting period as a global technology company that manufactures factory robots and electric motors for ships advanced. The firm reported better-than-expected first-quarter profit and signaled faster growth in the coming months. A French automaker with a long history and a dedicated EV platform gained after the company canceled plans to spin off its dedicated electric vehicle and software business.
What detracted from performance?
Amid slowing profitability and increased competition, companies that make EVs and firms that supply components to these manufacturers slumped. U.S. stocks, which represented approximately 31% of the Fund on average during the reporting period, were the largest detractor from performance. Reports of self-driving safety issues from the world’s largest EV manufacturer also hindered the performance of the industry. While China is the world’s largest market for EVs, these automobile manufacturers declined as the United States, the European Union, and Latin America increased tariffs on Chinese imports and fears grew that more countries would do the same.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 16, 2019 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year		5 Years	Since Fund Inception
Fund NAV	(34.17	) %	5.81%	4.59%
Fund Market	(34.24)		5.76	4.53
MSCI All Country World Index	17.02		11.05	10.64
NYSE® FactSet® Global Autonomous Driving and Electric Vehicle Index	(35.22)		5.58	4.36
Key Fund statistics
Net Assets	$197,174,584
Number of Portfolio Holdings	53
Net Investment Advisory Fees	$1,440,717
Portfolio Turnover Rate	38%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was April 16, 2019. The first day of secondary market trading was April 18, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	63.4%
Industrials	21.2%
Materials	7.8%
Information Technology	7.6%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	33.7%
China	20.5%
South Korea	10.0%
Germany	8.2%
France	8.0%
Japan	6.8%
Switzerland	4.1%
Australia	3.3%
Sweden	2.7%
Taiwan	1.2%
Other#	1.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., NYSE Group, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Self-Driving EV and Tech ETF
Annual Shareholder Report — July 31, 2024
IDRV-07/24-AR

iShares Virtual Work and Life Multisector ETF
IWFH | NYSE Arca
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Virtual Work and Life Multisector ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Virtual Work and Life Multisector ETF	$46	0.47%
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence, which was particularly evident in the information technology sector.
  However, market sentiment swung late in the one-year period amid a shift away from information technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Indian equities contributed the most to the Fund’s return during the reporting period. The country overtook China as the world’s most populous country and has benefited from strong economic growth. In the country’s consumer discretionary sector, companies that provide delivery services advanced amid solid financial performance and an increasing customer base. Information technology stocks in Israel also advanced, including those that provide workplace management project services and digital solutions.
What detracted from performance?
As companies started to require employees to return to the office, global stocks of companies focused on working and studying from home detracted from the Fund's performance. Chinese stocks, which represented approximately 13% of the Fund on average during the reporting period, detracted from the Fund’s return. E-commerce firms and those that support them declined amid growing concerns about China’s economic health and the state of the country’s property sector. In Germany, a major global food deliverer slumped on news of antitrust violations and fines totaling over $400 million.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 29, 2020 through July 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year		Since Fund Inception
Fund NAV	(5.16	) %	(11.57	) %
Fund Market	(5.33)		(11.63)
MSCI All Country World Index	17.02		11.92
NYSE® FactSet® Global Virtual Work and Life Index	(4.48)		(11.10)
Key Fund statistics
Net Assets	$3,072,103
Number of Portfolio Holdings	72
Net Investment Advisory Fees	$14,006
Portfolio Turnover Rate	43%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was September 29, 2020. The first day of secondary market trading was October 1, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	41.1%
Communication Services	30.4%
Consumer Discretionary	19.2%
Consumer Staples	6.1%
Health Care	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Zomato Ltd.	2.5%
Nexon Co. Ltd.	2.5%
Braze Inc., Class A	2.4%
Match Group Inc.	2.3%
Tyler Technologies Inc.	2.3%
Dropbox Inc., Class A	2.2%
Spotify Technology SA	2.2%
Electronic Arts Inc.	2.2%
Cloudflare Inc., Class A	2.2%
Stride Inc.	2.2%
(a)	Excludes money market funds.
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2023.
On June 5, 2024, the Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on August 12, 2024, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on August 13, 2024. Proceeds of the liquidation were sent to shareholders on August 15, 2024.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., NYSE Group, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates.  All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates.  All other trademarks are those of their respective owners.
iShares Virtual Work and Life Multisector ETF
Annual Shareholder Report — July 31, 2024
IWFH-07/24-AR

(b) Not applicable

Item 2 –	Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –	Audit Committee Financial Expert - The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Madhav V. Rajan

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the thirty-nine series of the registrant for which the fiscal year-end is July 31, 2024 (the “Funds”), and whose annual financial statements are reported in Item 7.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $612,800 for the fiscal year ended July 31, 2023 and $624,000 for the fiscal year ended July 31, 2024.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2023 and July 31, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $368,600 for the fiscal year ended July 31, 2023 and $349,200 for the fiscal year ended July 31, 2024. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended July 31, 2023 and July 31, 2024 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $368,600 for the fiscal year ended July 31, 2023 and $349,200 for the fiscal year ended July 31, 2024.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

Cecilia H. Herbert

Madhav V. Rajan

(b) Not applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

July 31, 2024

2024 Annual Financial Statements

iShares Trust
• iShares China Large-Cap ETF | FXI | NYSE Arca
• iShares MSCI China A ETF | CNYA | Cboe BZX

2

Schedule of Investments
July 31, 2024
iShares® China Large-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 5.3%
BYD Co. Ltd., Class H	5,128,000	$151,813,219
Great Wall Motor Co. Ltd., Class H	12,221,500	16,686,966
Li Auto Inc.(a)	5,659,400	55,361,446
		223,861,631
Banks — 22.2%
Agricultural Bank of China Ltd., Class H	161,596,000	72,313,002
Bank of China Ltd., Class H	407,902,000	181,633,900
Bank of Communications Co. Ltd., Class H	38,169,200	27,733,307
China CITIC Bank Corp. Ltd., Class H	48,983,000	29,312,910
China Construction Bank Corp., Class H	431,214,320	301,110,825
China Everbright Bank Co. Ltd., Class H(b)	16,298,000	4,920,853
China Merchants Bank Co. Ltd., Class H	19,885,438	82,421,676
China Minsheng Banking Corp. Ltd., Class H	33,415,600	11,842,835
Industrial & Commercial Bank of China Ltd., Class H	363,805,995	201,541,914
Postal Savings Bank of China Co. Ltd., Class H(c)	57,001,000	30,480,464
		943,311,686
Beverages — 0.8%
Nongfu Spring Co. Ltd., Class H(c)	9,173,400	35,635,516
Biotechnology — 1.0%
BeiGene Ltd.(a)	3,281,100	41,744,594
Broadline Retail — 13.4%
Alibaba Group Holding Ltd.	41,910,400	412,407,665
JD.com Inc.	11,948,300	157,545,475
		569,953,140
Capital Markets — 0.6%
China International Capital Corp. Ltd., Class H(c)	7,758,400	8,647,454
CITIC Securities Co. Ltd., Class H(b)	8,611,200	12,950,422
CSC Financial Co. Ltd., Class H(b)(c)	4,749,500	3,359,073
		24,956,949
Construction & Engineering — 0.2%
China Railway Group Ltd., Class H	21,201,000	10,338,911
Entertainment — 3.9%
NetEase Inc.	9,126,800	168,330,853
Hotels, Restaurants & Leisure — 10.8%
Meituan, Class B(a)(c)	24,669,620	341,591,788
Trip.com Group Ltd.(a)	2,774,050	118,428,865
		460,020,653
Household Durables — 0.9%
Haier Smart Home Co. Ltd., Class A	12,116,000	39,612,232
Independent Power and Renewable Electricity Producers — 0.6%
CGN Power Co. Ltd., Class H(c)	58,733,000	23,984,738
Industrial Conglomerates — 0.7%
CITIC Ltd.(b)	33,464,000	30,852,717
Insurance — 6.9%
China Life Insurance Co. Ltd., Class H	39,104,000	54,251,162
China Pacific Insurance Group Co. Ltd., Class H	13,568,200	36,064,489
People's Insurance Co. Group of China Ltd. (The), Class H	42,975,000	14,459,465
PICC Property & Casualty Co. Ltd., Class H	35,340,000	46,342,019
Ping An Insurance Group Co. of China Ltd., Class H	32,697,500	141,992,777
		293,109,912
Interactive Media & Services — 13.7%
Baidu Inc.(a)	11,680,250	129,505,949
Security	Shares	Value
Interactive Media & Services (continued)
Kuaishou Technology(a)(c)	14,797,400	$82,875,709
Tencent Holdings Ltd.	8,033,400	370,712,929
		583,094,587
Life Sciences Tools & Services — 0.2%
WuXi AppTec Co. Ltd., Class H(c)	1,737,852	7,109,048
Machinery — 0.3%
CRRC Corp. Ltd., Class H	21,103,000	13,076,308
Marine Transportation — 0.5%
COSCO Shipping Holdings Co. Ltd., Class H	14,783,100	21,111,919
Metals & Mining — 1.8%
CMOC Group Ltd., Class H	20,661,000	16,478,364
Zijin Mining Group Co. Ltd., Class H	30,152,000	61,159,264
		77,637,628
Oil, Gas & Consumable Fuels — 6.7%
China Coal Energy Co. Ltd., Class H	11,005,000	11,149,290
China Petroleum & Chemical Corp., Class H	128,096,600	82,095,020
China Shenhua Energy Co. Ltd., Class H	17,748,500	73,800,216
PetroChina Co. Ltd., Class H	109,344,000	94,951,489
Yankuang Energy Group Co. Ltd., Class H(b)	16,294,000	21,268,727
		283,264,742
Real Estate Management & Development — 1.8%
China Overseas Land & Investment Ltd.	20,087,500	32,474,156
China Resources Land Ltd.	14,464,333	43,235,199
		75,709,355
Specialty Retail — 0.1%
China Tourism Group Duty Free Corp. Ltd.(b)(c)	572,100	4,042,178
Technology Hardware, Storage & Peripherals — 3.8%
Xiaomi Corp., Class B(a)(c)	74,597,400	160,222,518
Textiles, Apparel & Luxury Goods — 1.4%
ANTA Sports Products Ltd.	6,582,200	58,916,201
Total Long-Term Investments — 97.6% (Cost: $4,833,454,031)		4,149,898,016
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	11,228,356	11,232,848
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)(e)	4,100,000	4,100,000
Total Short-Term Securities — 0.4% (Cost: $15,331,157)		15,332,848
Total Investments — 98.0% (Cost: $4,848,785,188)		4,165,230,864
Other Assets Less Liabilities — 2.0%		84,160,865
Net Assets — 100.0%		$4,249,391,729

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
3
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® China Large-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,275,636	$—	$(1,024,231)(a)	$(17,197)	$(1,360)	$11,232,848	11,228,356	$172,949 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,890,000	—	(4,790,000)(a)	—	—	4,100,000	4,100,000	264,188	—
				$(17,197)	$(1,360)	$15,332,848		$437,137	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China H50 Index	4,258	08/29/24	$98,697	$123,806
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$123,806	$—	$—	$—	$123,806

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(7,765,476)	$—	$—	$—	$(7,765,476)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(7,010,396)	$—	$—	$—	$(7,010,396)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$31,022,741
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
4

Schedule of Investments (continued)
July 31, 2024
iShares® China Large-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$4,149,898,016	$—	$4,149,898,016
Short-Term Securities
Money Market Funds	15,332,848	—	—	15,332,848
	$15,332,848	$4,149,898,016	$—	$4,165,230,864
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$123,806	$—	$123,806

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2024 iShares Annual Financial Statements

Schedule of Investments
July 31, 2024
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
AECC Aero-Engine Control Co. Ltd., Class A	63,098	$190,809
AECC Aviation Power Co. Ltd., Class A	147,498	811,725
Avicopter PLC, Class A	39,999	233,672
Kuang-Chi Technologies Co. Ltd., Class A(a)	105,740	263,994
		1,500,200
Air Freight & Logistics — 0.7%
SF Holding Co. Ltd., Class A	273,515	1,327,509
YTO Express Group Co. Ltd., Class A	189,044	375,389
Yunda Holding Co. Ltd., Class A	168,400	172,191
		1,875,089
Automobile Components — 1.2%
Bethel Automotive Safety Systems Co. Ltd.	29,680	172,080
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	14,697	253,664
Fuyao Glass Industry Group Co. Ltd., Class A	105,000	654,188
Huayu Automotive Systems Co. Ltd., Class A	168,800	364,293
Huizhou Desay Sv Automotive Co. Ltd., Class A	26,400	349,099
Ningbo Joyson Electronic Corp., Class A	84,400	179,736
Ningbo Tuopu Group Co. Ltd., Class A	91,937	467,254
Sailun Group Co. Ltd., Class A	189,000	345,224
Shandong Linglong Tyre Co. Ltd., Class A	84,400	197,737
Shenzhen Kedali Industry Co. Ltd., Class A	11,200	122,181
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	126,000	249,408
		3,354,864
Automobiles — 3.0%
AIMA Technology Group Co. Ltd.	42,400	163,952
Anhui Jianghuai Automobile Group Corp. Ltd.	126,000	351,259
BAIC BluePark New Energy Technology Co. Ltd.(a)	315,000	417,786
Beiqi Foton Motor Co. Ltd.(a)	462,000	182,645
BYD Co. Ltd., Class A	98,673	3,374,845
Chongqing Changan Automobile Co. Ltd., Class A	462,038	933,927
Great Wall Motor Co. Ltd.	126,089	412,158
Guangzhou Automobile Group Co. Ltd., Class A	273,200	311,522
SAIC Motor Corp. Ltd., Class A	420,406	854,231
Seres Group Co. Ltd., NVS(a)	84,000	927,862
		7,930,187
Banks — 11.9%
Agricultural Bank of China Ltd., Class A	4,625,400	2,937,340
Bank of Beijing Co. Ltd., Class A	1,141,000	841,745
Bank of Changsha Co. Ltd., Class A	210,000	218,713
Bank of Chengdu Co. Ltd., Class A	210,277	424,747
Bank of China Ltd., Class A	1,897,800	1,224,246
Bank of Communications Co. Ltd., Class A	2,123,602	2,163,167
Bank of Hangzhou Co. Ltd., Class A	315,488	588,117
Bank of Jiangsu Co. Ltd., Class A	988,600	1,052,482
Bank of Nanjing Co. Ltd., Class A	568,280	793,703
Bank of Ningbo Co. Ltd., Class A	361,121	1,075,315
Bank of Shanghai Co. Ltd., Class A	777,069	784,045
Bank of Suzhou Co. Ltd.	189,000	188,322
China Construction Bank Corp., Class A	525,300	541,209
China Everbright Bank Co. Ltd., Class A	2,520,000	1,102,134
China Merchants Bank Co. Ltd., Class A	1,135,102	5,140,077
China Minsheng Banking Corp. Ltd., Class A	1,911,080	939,673
China Zheshang Bank Co. Ltd., Class A	1,155,700	451,308
Chongqing Rural Commercial Bank Co. Ltd., Class A	487,130	348,463
CNPC Capital Co. Ltd., NVS	462,340	357,264
Huaxia Bank Co. Ltd., Class A	722,260	627,762
Industrial & Commercial Bank of China Ltd., Class A	3,425,800	2,774,385
Industrial Bank Co. Ltd., Class A	1,139,547	2,642,339
Security	Shares	Value
Banks (continued)
Ping An Bank Co. Ltd., Class A	1,050,256	$1,494,444
Postal Savings Bank of China Co. Ltd., Class A	1,578,200	1,055,021
Shanghai Pudong Development Bank Co. Ltd., Class A	1,605,120	1,867,399
Shanghai Rural Commercial Bank Co. Ltd.	525,000	483,869
		32,117,289
Beverages — 9.1%
Anhui Gujing Distillery Co. Ltd., Class A	22,099	575,426
Anhui Kouzi Distillery Co. Ltd., Class A	29,700	157,011
Anhui Yingjia Distillery Co. Ltd., Class A	42,000	303,627
Beijing Yanjing Brewery Co. Ltd., Class A	168,200	219,494
Chongqing Brewery Co. Ltd., Class A	24,995	214,493
Eastroc Beverage Group Co. Ltd.	18,600	600,708
Jiangsu King's Luck Brewery JSC Ltd., Class A	63,040	385,574
Jiangsu Yanghe Distillery Co. Ltd., Class A	84,200	953,547
Kweichow Moutai Co. Ltd., Class A	68,389	13,450,246
Luzhou Laojiao Co. Ltd., Class A	78,400	1,418,827
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	65,881	1,680,932
Shede Spirits Co. Ltd.	21,600	164,068
Sichuan Swellfun Co. Ltd., Class A	25,500	132,378
Tsingtao Brewery Co. Ltd., Class A	42,000	399,393
Wuliangye Yibin Co. Ltd., Class A	210,214	3,694,703
		24,350,427
Biotechnology — 1.1%
Beijing Tiantan Biological Products Corp. Ltd., Class A	105,360	363,088
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	63,037	601,113
Bloomage Biotechnology Corp. Ltd.	27,730	238,024
Chongqing Zhifei Biological Products Co. Ltd., Class A	130,300	511,326
Hualan Biological Engineering Inc., Class A	106,448	242,997
Imeik Technology Development Co. Ltd., Class A	16,520	402,158
Shanghai RAAS Blood Products Co. Ltd., Class A	357,000	380,530
Shenzhen Kangtai Biological Products Co. Ltd., Class A	74,956	165,532
Walvax Biotechnology Co. Ltd., Class A	105,098	168,495
		3,073,263
Broadline Retail — 0.1%
Zhejiang China Commodities City Group Co. Ltd., Class A	294,000	314,398
Building Products — 0.2%
Beijing New Building Materials PLC, Class A	84,400	303,636
Zhejiang Weixing New Building Materials Co. Ltd., Class A	84,004	163,009
		466,645
Capital Markets — 5.9%
BOC International China Co. Ltd., Class A	147,000	191,455
Caitong Securities Co. Ltd., Class A	252,051	240,446
Changjiang Securities Co. Ltd., Class A	315,400	226,284
China Galaxy Securities Co. Ltd., Class A	389,000	586,068
China Great Wall Securities Co. Ltd., Class A	231,400	225,257
China International Capital Corp. Ltd., Class A	127,200	533,432
China Merchants Securities Co. Ltd., Class A	399,207	822,445
CITIC Securities Co. Ltd., Class A	672,270	1,842,170
CSC Financial Co. Ltd., Class A	231,439	637,160
Dongxing Securities Co. Ltd., Class A	189,039	230,108
East Money Information Co. Ltd., Class A	869,139	1,340,284
Everbright Securities Co. Ltd., Class A	210,400	442,151
First Capital Securities Co. Ltd., Class A	231,200	169,464
Founder Securities Co. Ltd., Class A	462,200	496,691
GF Securities Co. Ltd., Class A	336,400	585,127
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	231,091	170,627
Schedule of Investments
6

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Guolian Securities Co. Ltd., Class A(a)	126,000	$181,267
Guosen Securities Co. Ltd., Class A	357,600	437,927
Guotai Junan Securities Co. Ltd., Class A	399,445	794,907
Guoyuan Securities Co. Ltd., Class A	231,444	213,226
Haitong Securities Co. Ltd., Class A	526,600	661,692
Hithink RoyalFlush Information Network Co. Ltd., Class A	25,800	381,813
Huatai Securities Co. Ltd., Class A	400,200	736,587
Industrial Securities Co. Ltd., Class A	465,708	351,973
Nanjing Securities Co. Ltd., Class A	210,400	230,033
Orient Securities Co. Ltd., Class A	407,221	479,299
SDIC Capital Co. Ltd., Class A	359,400	299,061
Shenwan Hongyuan Group Co. Ltd., Class A	1,220,400	774,086
Sinolink Securities Co. Ltd., Class A	210,400	229,873
SooChow Securities Co. Ltd., Class A	274,038	241,175
Southwest Securities Co. Ltd., Class A	349,600	190,166
Tianfeng Securities Co. Ltd., Class A(a)	471,200	165,023
Western Securities Co. Ltd., Class A	253,220	229,161
Zheshang Securities Co. Ltd., Class A	210,427	338,606
Zhongtai Securities Co. Ltd.	379,400	317,049
		15,992,093
Chemicals — 4.8%
Cathay Biotech Inc.	24,400	132,734
CNGR Advanced Material Co. Ltd.	63,360	262,380
Ganfeng Lithium Group Co. Ltd., Class A	88,870	346,444
Guangzhou Tinci Materials Technology Co. Ltd., Class A	105,020	228,787
Hangzhou Oxygen Plant Group Co. Ltd., Class A	63,000	169,953
Haohua Chemical Science & Technology Co. Ltd., NVS	42,400	165,625
Hengli Petrochemical Co. Ltd., Class A	378,615	732,587
Hengyi Petrochemical Co. Ltd., Class A	210,876	188,823
Hoshine Silicon Industry Co. Ltd., Class A(a)	42,000	278,148
Huafon Chemical Co. Ltd., Class A	273,200	293,062
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	462,800	240,341
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	214,700	201,551
Jiangsu Eastern Shenghong Co. Ltd., Class A	357,200	392,496
Jiangsu Yangnong Chemical Co. Ltd., Class A	21,330	162,562
Jiangsu Yoke Technology Co. Ltd., Class A	21,000	172,936
LB Group Co. Ltd., Class A	126,009	300,907
Meihua Holdings Group Co. Ltd.	148,900	210,071
Ningbo Shanshan Co. Ltd.	126,000	134,185
Ningxia Baofeng Energy Group Co. Ltd., Class A	399,200	830,075
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	294,250	633,457
Rongsheng Petrochemical Co. Ltd., Class A	547,801	688,106
Satellite Chemical Co. Ltd., Class A	189,077	457,146
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	126,860	435,784
Shanghai Putailai New Energy Technology Co. Ltd., Class A	114,314	205,772
Shenzhen Capchem Technology Co. Ltd.	42,020	191,573
Sichuan Hebang Biotechnology Co. Ltd., Class A	483,000	114,938
Sinoma Science & Technology Co. Ltd., Class A	105,000	167,054
Sunresin New Materials Co. Ltd., NVS	25,000	137,150
Tianqi Lithium Corp., Class A	84,000	341,399
Tongkun Group Co. Ltd., Class A	126,897	246,946
Wanhua Chemical Group Co. Ltd., Class A	168,000	1,803,914
Weihai Guangwei Composites Co. Ltd., Class A	42,052	164,497
Yunnan Energy New Material Co. Ltd., Class A	46,815	199,874
Yunnan Yuntianhua Co. Ltd.	105,000	285,217
Zangge Mining Co. Ltd.	87,400	278,590
Zhejiang Juhua Co. Ltd., Class A	147,400	403,874
Zhejiang Longsheng Group Co. Ltd., Class A	189,400	235,772
Security	Shares	Value
Chemicals (continued)
Zhejiang NHU Co. Ltd., Class A	169,168	$489,327
		12,924,057
Commercial Services & Supplies — 0.2%
Shanghai M&G Stationery Inc., Class A	63,000	261,317
Zhejiang Weiming Environment Protection Co. Ltd., Class A	84,353	223,897
		485,214
Communications Equipment — 1.2%
Guangzhou Haige Communications Group Inc. Co., Class A	147,000	203,172
Hengtong Optic-Electric Co. Ltd., Class A	131,900	284,216
Suzhou TFC Optical Communication Co. Ltd.	29,680	415,973
Yealink Network Technology Corp. Ltd., Class A	63,077	294,429
Zhongji Innolight Co. Ltd., Class A	63,043	1,148,273
ZTE Corp., Class A	217,200	827,393
		3,173,456
Construction & Engineering — 2.1%
China Energy Engineering Corp. Ltd.	1,744,900	533,823
China National Chemical Engineering Co. Ltd., Class A	336,210	348,860
China Railway Group Ltd., Class A	1,113,200	958,833
China State Construction Engineering Corp. Ltd., Class A	2,268,400	1,753,002
CSSC Science & Technology Co. Ltd.(a)	85,600	157,703
Metallurgical Corp. of China Ltd., Class A	968,000	423,834
Power Construction Corp. of China Ltd., Class A	945,200	719,799
Shanghai Construction Group Co. Ltd., Class A	484,200	156,816
Sichuan Road & Bridge Group Co. Ltd., Class A	391,100	341,061
Sinoma International Engineering Co.	148,000	208,699
		5,602,430
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., Class A	210,400	703,978
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	84,000	150,939
China Jushi Co. Ltd., Class A	231,350	340,322
		1,195,239
Consumer Staples Distribution & Retail — 0.1%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	64,831	118,040
Yifeng Pharmacy Chain Co. Ltd., Class A	63,239	183,346
		301,386
Containers & Packaging — 0.1%
Shenzhen YUTO Packaging Technology Co. Ltd.	42,000	135,781
Distributors — 0.1%
Wuchan Zhongda Group Co. Ltd., Class A	294,414	177,639
Electrical Equipment — 5.1%
China XD Electric Co. Ltd., NVS	273,200	271,200
Contemporary Amperex Technology Co. Ltd., Class A	237,467	6,120,574
Dongfang Electric Corp. Ltd., Class A	147,490	333,809
Eve Energy Co. Ltd., Class A	106,182	564,923
Ginlong Technologies Co. Ltd., Class A	21,100	186,537
Goldwind Science & Technology Co Ltd., Class A	190,851	211,665
Gongniu Group Co. Ltd.	30,765	298,525
Gotion High-tech Co. Ltd., Class A	106,500	288,510
Jiangsu Zhongtian Technology Co. Ltd., Class A	189,600	393,084
NARI Technology Co. Ltd., Class A	441,088	1,466,073
Ningbo Orient Wires & Cables Co. Ltd.	42,000	297,118
Ningbo Sanxing Medical Electric Co. Ltd.	77,000	313,892
Shanghai Electric Group Co. Ltd., Class A(a)	673,650	360,996
Shanghai Moons' Electric Co. Ltd.	21,000	116,560
Sieyuan Electric Co. Ltd.	42,800	393,411
7
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Sungrow Power Supply Co. Ltd., Class A	110,720	$1,057,227
Sunwoda Electronic Co. Ltd., Class A	105,299	250,547
TBEA Co. Ltd., Class A	273,720	513,361
Zhejiang Chint Electrics Co. Ltd., Class A	126,000	336,245
		13,774,257
Electronic Equipment, Instruments & Components — 5.6%
Accelink Technologies Co. Ltd., Class A	42,000	198,868
Avary Holding Shenzhen Co. Ltd., Class A	126,000	651,778
BOE Technology Group Co. Ltd., Class A	2,019,228	1,102,932
Chaozhou Three-Circle Group Co. Ltd., Class A	105,600	479,298
China Railway Signal & Communication Corp. Ltd., Class A	384,781	311,581
China Zhenhua Group Science & Technology Co. Ltd., Class A	28,100	157,971
Eoptolink Technology Inc. Ltd.	42,000	588,028
Everdisplay Optronics Shanghai Co. Ltd.(a)	630,000	177,038
Foxconn Industrial Internet Co. Ltd., Class A	714,206	2,400,265
GoerTek Inc., Class A	189,804	566,841
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	42,667	175,596
Hengdian Group DMEGC Magnetics Co. Ltd.	105,200	177,975
Huagong Tech Co. Ltd., Class A	63,000	253,158
Lens Technology Co. Ltd., Class A	273,000	676,191
Lingyi iTech Guangdong Co., Class A	380,000	379,906
Luxshare Precision Industry Co. Ltd., Class A	400,268	2,126,714
Maxscend Microelectronics Co. Ltd., Class A	28,256	302,631
OFILM Group Co. Ltd., Class A(a)	168,000	193,248
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	10,939	221,786
Shengyi Technology Co. Ltd., Class A	126,482	342,355
Shennan Circuits Co. Ltd., Class A	25,667	394,185
SUPCON Technology Co. Ltd.	42,028	219,930
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	91,100	315,253
TCL Technology Group Corp., Class A	1,009,081	547,882
Unisplendour Corp. Ltd., Class A	150,091	484,095
Universal Scientific Industrial Shanghai Co. Ltd., Class A	105,300	235,238
Wingtech Technology Co. Ltd., Class A(a)	68,911	285,799
Wuhan Guide Infrared Co. Ltd., Class A	231,204	202,896
WUS Printed Circuit Kunshan Co. Ltd., Class A	105,090	489,365
Xiamen Faratronic Co. Ltd.	9,200	110,440
Zhejiang Dahua Technology Co. Ltd., Class A	191,500	398,323
		15,167,566
Energy Equipment & Services — 0.2%
CNOOC Energy Technology & Services Ltd.	358,874	191,820
Offshore Oil Engineering Co. Ltd., Class A	232,668	177,135
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	63,085	274,651
		643,606
Entertainment — 0.6%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	126,293	231,358
Beijing Enlight Media Co. Ltd., Class A	168,000	179,638
China Film Co. Ltd., Class A(a)	105,000	156,134
Kingnet Network Co. Ltd.	126,000	164,613
Kunlun Tech Co. Ltd., Class A	63,200	264,615
Mango Excellent Media Co. Ltd., Class A	107,380	306,183
Wanda Film Holding Co. Ltd., Class A(a)	126,000	194,812
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	421,082	191,283
		1,688,636
Security	Shares	Value
Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	483,001	$161,157
Food Products — 2.9%
Angel Yeast Co. Ltd., Class A	45,896	190,346
Anjoy Foods Group Co. Ltd., Class A	11,800	129,813
Foshan Haitian Flavouring & Food Co. Ltd., Class A	252,079	1,226,514
Guangdong Haid Group Co. Ltd., Class A	84,099	511,395
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	63,200	185,090
Heilongjiang Agriculture Co. Ltd., Class A	105,400	190,747
Henan Shuanghui Investment & Development Co. Ltd., Class A	189,400	604,828
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	357,800	1,243,411
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	42,262	115,011
Muyuan Foods Co. Ltd., Class A(a)	294,359	1,781,877
New Hope Liuhe Co. Ltd., Class A(a)	252,500	331,181
Wens Foodstuffs Group Co. Ltd., Class A	358,646	989,909
Yihai Kerry Arawana Holdings Co. Ltd., Class A	84,800	321,484
		7,821,606
Gas Utilities — 0.2%
ENN Natural Gas Co. Ltd., Class A	148,200	402,221
Ground Transportation — 1.1%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	2,670,600	2,115,391
Daqin Railway Co. Ltd., Class A	945,200	911,928
		3,027,319
Health Care Equipment & Supplies — 1.5%
Autobio Diagnostics Co. Ltd., Class A	27,000	157,425
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	63,600	327,534
Lepu Medical Technology Beijing Co. Ltd., Class A	105,400	191,416
Shanghai United Imaging Healthcare Co. Ltd., NVS	42,972	691,422
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	65,434	2,330,925
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	42,000	361,166
		4,059,888
Health Care Providers & Services — 0.9%
Aier Eye Hospital Group Co. Ltd., Class A	526,781	807,205
China National Medicines Corp. Ltd., Class A	42,400	197,899
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	84,400	341,974
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	24,797	99,823
Huadong Medicine Co. Ltd., Class A	105,425	425,838
Jointown Pharmaceutical Group Co. Ltd., Class A	272,292	173,962
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	147,409	395,784
		2,442,485
Hotels, Restaurants & Leisure — 0.1%
Shanghai Jinjiang International Hotels Co. Ltd., Class A	48,000	159,735
Songcheng Performance Development Co. Ltd., Class A	147,072	166,408
		326,143
Household Durables — 2.1%
Beijing Roborock Technology Co. Ltd., Class A	6,985	304,189
Ecovacs Robotics Co. Ltd., Class A	43,000	245,188
Gree Electric Appliances Inc. of Zhuhai, Class A	150,900	836,044
Haier Smart Home Co. Ltd., Class A	336,800	1,272,545
Hang Zhou Great Star Industrial Co. Ltd., Class A	63,000	212,607
Hangzhou Robam Appliances Co. Ltd., Class A	55,864	167,752
Hisense Home Appliances Group Co. Ltd.	42,000	173,016
Hisense Visual Technology Co. Ltd.	63,000	154,964
Schedule of Investments
8

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Jason Furniture Hangzhou Co. Ltd., Class A	42,020	$147,626
Midea Group Co. Ltd., Class A	189,000	1,667,516
Oppein Home Group Inc., Class A	24,483	154,139
Sichuan Changhong Electric Co. Ltd.	256,800	160,971
Zhejiang Supor Co. Ltd., Class A	24,898	173,114
		5,669,671
Independent Power and Renewable Electricity Producers — 5.1%
CGN Power Co. Ltd.	849,500	550,318
China National Nuclear Power Co. Ltd., Class A	1,029,047	1,571,996
China Three Gorges Renewables Group Co. Ltd., Class A	1,554,200	1,045,739
China Yangtze Power Co. Ltd., Class A	1,344,288	5,556,309
Datang International Power Generation Co. Ltd.	651,000	269,742
GD Power Development Co. Ltd., Class A	966,000	743,457
Huadian Power International Corp. Ltd., Class A	462,200	386,977
Huaneng Power International Inc., Class A	505,200	555,949
SDIC Power Holdings Co. Ltd., Class A	399,000	938,362
Shanghai Electric Power Co. Ltd., Class A	147,000	191,398
Shenergy Co. Ltd., Class A	253,400	293,032
Shenzhen Energy Group Co. Ltd., Class A	252,406	236,000
Sichuan Chuantou Energy Co. Ltd., Class A	273,200	708,309
Wintime Energy Group Co. Ltd., NVS(a)	1,206,400	183,942
Zhejiang Zheneng Electric Power Co. Ltd., Class A	609,400	559,268
		13,790,798
Industrial Conglomerates — 0.1%
China Baoan Group Co. Ltd., Class A	147,400	172,072
Insurance — 2.5%
China Life Insurance Co. Ltd., Class A	147,800	658,727
China Pacific Insurance Group Co. Ltd., Class A	378,016	1,546,918
New China Life Insurance Co. Ltd., Class A	105,800	468,201
People's Insurance Co. Group of China Ltd. (The), Class A	526,300	417,455
Ping An Insurance Group Co. of China Ltd., Class A	595,223	3,508,404
		6,599,705
IT Services — 0.2%
Isoftstone Information Technology Group Co. Ltd., NVS	63,050	301,314
Range Intelligent Computing Technology Group Co. Ltd.	85,600	268,073
		569,387
Life Sciences Tools & Services — 0.5%
Hangzhou Tigermed Consulting Co. Ltd., Class A	21,004	155,815
MGI Tech Co. Ltd., NVS	15,111	93,253
Pharmaron Beijing Co. Ltd., Class A	84,050	257,475
WuXi AppTec Co. Ltd., Class A	131,448	773,193
		1,279,736
Machinery — 3.2%
China CSSC Holdings Ltd., Class A	252,000	1,430,929
CRRC Corp. Ltd., Class A	1,327,190	1,402,643
FAW Jiefang Group Co. Ltd., Class A	168,000	196,971
Jiangsu Hengli Hydraulic Co. Ltd., Class A	68,524	434,427
Ningbo Deye Technology Co. Ltd., NVS	29,764	400,023
Sany Heavy Industry Co. Ltd., Class A	463,050	1,035,030
Shandong Himile Mechanical Science & Technology Co. Ltd.	42,000	213,817
Shenzhen Inovance Technology Co. Ltd., Class A	68,461	441,732
Tian Di Science & Technology Co. Ltd., Class A	231,000	185,777
Weichai Power Co. Ltd., Class A	378,000	723,388
XCMG Construction Machinery Co. Ltd., Class A	652,000	591,880
Yutong Bus Co. Ltd., Class A	126,200	391,469
Zhejiang Dingli Machinery Co. Ltd., Class A	21,498	156,305
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	105,100	268,607
Security	Shares	Value
Machinery (continued)
Zhuzhou CRRC Times Electric Co. Ltd., NVS	42,069	$317,037
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	379,550	353,778
		8,543,813
Marine Transportation — 0.5%
COSCO Shipping Holdings Co. Ltd., Class A	696,450	1,269,172
Media — 0.4%
Focus Media Information Technology Co. Ltd., Class A	798,060	640,253
Jiangsu Phoenix Publishing & Media Corp. Ltd.	147,000	210,437
Oriental Pearl Group Co. Ltd., Class A	189,000	166,248
People.cn Co. Ltd.	63,000	172,508
		1,189,446
Metals & Mining — 5.4%
Aluminum Corp. of China Ltd., Class A	715,116	683,270
Baoshan Iron & Steel Co. Ltd., Class A	1,220,870	1,148,900
Chifeng Jilong Gold Mining Co. Ltd., Class A	84,000	229,152
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	198,300	480,630
China Rare Earth Resources & Technology Co. Ltd., Class A	63,000	206,677
Citic Pacific Special Steel Group Co. Ltd.	189,000	325,539
CMOC Group Ltd., Class A	966,200	1,002,748
GEM Co. Ltd., Class A	296,096	253,704
Guangdong HEC Technology Holding Co. Ltd., Class A	168,200	161,477
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd.	126,000	287,202
Hesteel Co. Ltd., Class A	546,600	146,922
Huaibei Mining Holdings Co. Ltd.	147,000	303,388
Hunan Valin Steel Co. Ltd., Class A	381,140	245,457
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	2,462,400	498,090
JCHX Mining Management Co. Ltd.	42,000	240,396
Jiangxi Copper Co. Ltd., Class A	105,400	313,730
Jinduicheng Molybdenum Co. Ltd., Class A	168,600	246,698
Nanjing Iron & Steel Co. Ltd., Class A	336,000	209,294
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	504,400	169,091
Shandong Gold Mining Co. Ltd., Class A	189,428	775,318
Shandong Nanshan Aluminum Co. Ltd., Class A	651,800	327,042
Shanxi Meijin Energy Co. Ltd., Class A(a)	231,600	141,276
Shanxi Taigang Stainless Steel Co. Ltd., Class A(a)	315,400	156,750
Sinomine Resource Group Co. Ltd., Class A	42,292	157,761
Tianshan Aluminum Group Co. Ltd., Class A	255,100	242,980
Tongling Nonferrous Metals Group Co. Ltd., Class A	705,300	308,328
Western Mining Co. Ltd., Class A	126,000	282,107
Western Superconducting Technologies Co. Ltd., Class A	40,099	214,320
Xiamen Tungsten Co. Ltd., Class A	84,498	199,030
Yintai Gold Co. Ltd., Class A	159,520	394,657
YongXing Special Materials Technology Co. Ltd., Class A	30,540	141,572
Yunnan Aluminium Co. Ltd., Class A	189,200	316,704
Yunnan Chihong Zinc&Germanium Co. Ltd.	273,000	204,560
Yunnan Tin Co. Ltd., Class A	84,000	163,814
Zhejiang Huayou Cobalt Co. Ltd., Class A	88,712	288,600
Zhongjin Gold Corp. Ltd., Class A	273,000	610,647
Zijin Mining Group Co. Ltd., Class A	1,114,800	2,572,253
		14,650,084
Oil, Gas & Consumable Fuels — 3.7%
China Merchants Energy Shipping Co. Ltd., Class A	445,600	481,110
China Petroleum & Chemical Corp., Class A	1,764,243	1,584,140
9
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
China Shenhua Energy Co. Ltd., Class A	357,499	$1,967,258
COSCO Shipping Energy Transportation Co. Ltd., Class A	189,049	402,995
Guanghui Energy Co. Ltd., Class A	358,183	302,153
Inner Mongolia Dian Tou Energy Corp. Ltd.	126,000	329,953
Jizhong Energy Resources Co. Ltd.	189,000	148,337
PetroChina Co. Ltd., Class A	1,168,300	1,448,453
Pingdingshan Tianan Coal Mining Co. Ltd.	126,000	183,132
Shaanxi Coal Industry Co. Ltd., Class A	526,601	1,703,927
Shan Xi Hua Yang Group New Energy Co. Ltd.	189,000	187,579
Shanxi Coking Coal Energy Group Co. Ltd., Class A	315,060	361,283
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	168,540	363,114
Yankuang Energy Group Co. Ltd., Class A	273,085	567,013
		10,030,447
Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A	147,400	279,174
Passenger Airlines — 1.0%
Air China Ltd., Class A(a)	630,200	636,095
China Eastern Airlines Corp. Ltd., Class A(a)	927,600	512,343
China Southern Airlines Co. Ltd., Class A(a)	612,224	501,996
Hainan Airlines Holding Co. Ltd., Class A(a)	2,310,400	351,657
Juneyao Airlines Co. Ltd., Class A	117,700	185,484
Spring Airlines Co. Ltd., Class A(a)	51,100	383,277
		2,570,852
Personal Care Products — 0.1%
By-health Co. Ltd., Class A	105,000	197,047
Yunnan Botanee Bio-Technology Group Co. Ltd.	21,800	146,160
		343,207
Pharmaceuticals — 3.0%
Asymchem Laboratories Tianjin Co. Ltd., Class A	21,280	218,365
Beijing Tongrentang Co. Ltd., Class A	73,500	379,637
Changchun High-Tech Industry Group Co. Ltd., Class A	22,740	298,629
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	63,600	363,414
CSPC Innovation Pharmaceutical Co. Ltd.	84,040	285,061
Dong-E-E-Jiao Co. Ltd., Class A	42,000	284,232
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	63,000	278,012
Humanwell Healthcare Group Co. Ltd., Class A	84,000	231,890
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	358,242	2,092,474
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	63,000	224,243
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	105,400	154,026
Livzon Pharmaceutical Group Inc., Class A	42,000	213,705
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	126,063	411,249
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	63,500	255,143
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	84,460	185,035
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	84,400	350,774
Yunnan Baiyao Group Co. Ltd., Class A	90,060	629,861
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	32,299	950,926
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	84,204	199,814
		8,006,490
Real Estate Management & Development — 1.1%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	486,500	592,293
China Vanke Co. Ltd., Class A	510,800	501,558
Hainan Airport Infrastructure Co. Ltd., NVS(a)	651,400	308,487
Security	Shares	Value
Real Estate Management & Development (continued)
Poly Developments and Holdings Group Co. Ltd., Class A	652,531	$796,401
Shanghai Lingang Holdings Corp. Ltd., Class A	126,423	167,802
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	85,600	232,352
Youngor Fashion Co. Ltd., Class A	252,094	249,631
		2,848,524
Semiconductors & Semiconductor Equipment — 5.7%
ACM Research Shanghai Inc.	15,863	199,489
Advanced Micro-Fabrication Equipment Inc./China, Class A	34,737	757,256
Amlogic Shanghai Co. Ltd.	17,347	158,735
Cambricon Technologies Corp. Ltd.(a)	22,613	827,256
China Resources Microelectronics Ltd.	67,683	372,677
Flat Glass Group Co. Ltd., Class A	105,400	275,697
GalaxyCore Inc., NVS	127,889	213,018
GigaDevice Semiconductor Inc., Class A(a)	33,057	394,384
Hangzhou First Applied Material Co. Ltd., Class A	135,254	291,105
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	89,500	267,235
Hwatsing Technology Co. Ltd., NVS	9,238	184,426
Hygon Information Technology Co. Ltd., NVS	127,010	1,399,633
Ingenic Semiconductor Co. Ltd., Class A	23,600	182,858
JA Solar Technology Co. Ltd., Class A	189,080	282,755
JCET Group Co. Ltd., Class A	105,000	486,801
Jiangsu Pacific Quartz Co. Ltd., NVS	32,600	128,653
Jinko Solar Co. Ltd.	474,611	481,025
LONGi Green Energy Technology Co. Ltd., Class A	420,046	844,418
Montage Technology Co. Ltd., Class A	57,564	475,401
National Silicon Industry Group Co. Ltd., Class A	168,400	358,509
NAURA Technology Group Co. Ltd., Class A	29,100	1,382,001
Piotech Inc., NVS	15,574	275,994
Rockchip Electronics Co. Ltd.	21,600	185,141
Sanan Optoelectronics Co. Ltd., Class A	273,000	450,358
SG Micro Corp., Class A	25,895	283,095
Shanghai Aiko Solar Energy Co. Ltd.	105,000	137,184
Shenzhen Goodix Technology Co. Ltd., Class A	21,400	186,133
StarPower Semiconductor Ltd., Class A	9,940	125,427
Suzhou Maxwell Technologies Co. Ltd., Class A	15,056	216,914
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	241,123	291,912
Tianshui Huatian Technology Co. Ltd., Class A	189,000	226,619
TongFu Microelectronics Co. Ltd., Class A	86,200	272,421
Tongwei Co. Ltd., Class A	255,093	640,537
Trina Solar Co. Ltd.	128,989	311,606
Unigroup Guoxin Microelectronics Co. Ltd., Class A	45,479	339,751
Will Semiconductor Co. Ltd. Shanghai, Class A	63,055	899,885
Xinjiang Daqo New Energy Co. Ltd.	98,462	276,674
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	84,001	347,739
		15,430,722
Software — 1.4%
360 Security Technology Inc., Class A	399,200	414,371
Beijing Kingsoft Office Software Inc., Class A	25,457	743,119
China National Software & Service Co. Ltd., Class A(a)	42,020	179,969
Empyrean Technology Co. Ltd., NVS	21,400	233,545
Hundsun Technologies Inc., Class A	105,782	268,337
Iflytek Co. Ltd., Class A	126,050	695,397
Sangfor Technologies Inc., Class A	22,300	152,589
Shanghai Baosight Software Co. Ltd., Class A	126,105	561,205
Thunder Software Technology Co. Ltd., Class A	22,800	143,497
Schedule of Investments
10

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Yonyou Network Technology Co. Ltd., Class A(a)	189,849	$251,913
		3,643,942
Specialty Retail — 0.5%
China Tourism Group Duty Free Corp. Ltd., Class A	105,041	998,445
HLA Group Corp. Ltd., Class A	256,400	232,897
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	210,306	158,983
		1,390,325
Technology Hardware, Storage & Peripherals — 0.8%
Anker Innovations Technology Co. Ltd.	27,510	207,139
China Greatwall Technology Group Co. Ltd., Class A(a)	168,500	203,011
GRG Banking Equipment Co. Ltd., Class A	147,000	205,299
IEIT Systems Co. Ltd., Class A	85,460	444,859
Ninestar Corp., Class A(a)	84,210	315,493
Shenzhen Transsion Holdings Co. Ltd., Class A	60,174	674,234
		2,050,035
Trading Companies & Distributors — 0.2%
COSCO Shipping Development Co. Ltd., Class A	567,800	192,705
Shanxi Coal International Energy Group Co. Ltd.	105,100	187,671
Xiamen C & D Inc., Class A	168,200	184,703
		565,079
Transportation Infrastructure — 0.5%
China Merchants Expressway Network & Technology Holdings Co. Ltd.	244,500	416,959
Guangzhou Baiyun International Airport Co. Ltd., Class A(a)	127,000	169,301
Liaoning Port Co. Ltd., Class A	1,050,000	186,115
Shanghai International Airport Co. Ltd., Class A	63,022	301,591
Shanghai International Port Group Co. Ltd., Class A	379,600	317,216
		1,391,182
Wireless Telecommunication Services — 0.4%
China United Network Communications Ltd., Class A	1,722,400	1,121,217
Total Common Stocks — 99.6% (Cost: $239,888,953)		267,889,621
Security	Shares	Value
Rights
Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)(b)	27,905	$—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.6% (Cost: $239,888,953)		267,889,621
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	170,000	170,000
Total Short-Term Securities — 0.1% (Cost: $170,000)		170,000
Total Investments — 99.7% (Cost: $240,058,953)		268,059,621
Other Assets Less Liabilities — 0.3%		879,397
Net Assets — 100.0%		$268,939,018

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$870,000	$—	$(700,000)(a)	$—	$—	$170,000	170,000	$74,319	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China A50 Index	71	08/29/24	$842	$(299)
11
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI China A ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$299	$—	$—	$—	$299

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(13,133)	$—	$—	$—	$(13,133)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(33,380)	$—	$—	$—	$(33,380)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$675,774
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$22,139,352	$245,750,269	$—	$267,889,621
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	170,000	—	—	170,000
	$22,309,352	$245,750,269	$—	$268,059,621
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(299)	$—	$(299)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
12

Statements of Assets and Liabilities
July 31, 2024

	iShares China Large-Cap ETF	iShares MSCI China A ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$4,149,898,016	$267,889,621
Investments, at value—affiliated(c)	15,332,848	170,000
Cash	676,707	—
Cash pledged for futures contracts	6,623,000	52,000
Foreign currency, at value(d)	21,721,773	942,837
Receivables:
Securities lending income—affiliated	52,951	—
Dividends—unaffiliated	75,826,000	2,311
Dividends—affiliated	17,054	1,343
Variation margin on futures contracts	1,572,154	16,600
Total assets	4,271,720,503	269,074,712
LIABILITIES
Bank overdraft	—	38
Collateral on securities loaned, at value	11,106,404	—
Payables:
Investments purchased	8,405,728	—
Investment advisory fees	2,816,642	135,656
Total liabilities	22,328,774	135,694
Commitments and contingent liabilities
NET ASSETS	$4,249,391,729	$268,939,018
NET ASSETS CONSIST OF
Paid-in capital	$9,344,791,130	$388,212,189
Accumulated loss	(5,095,399,401)	(119,273,171)
NET ASSETS	$4,249,391,729	$268,939,018
NET ASSET VALUE
Shares outstanding	165,000,000	10,500,000
Net asset value	$25.75	$25.61
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$4,833,454,031	$239,888,953
(b) Securities loaned, at value	$10,482,676	$—
(c) Investments, at cost—affiliated	$15,331,157	$170,000
(d) Foreign currency, at cost	$21,729,708	$942,410
See notes to financial statements.
13
2024 iShares Annual Financial Statements

Statements of Operations
Year Ended July 31, 2024

	iShares China Large-Cap ETF	iShares MSCI China A ETF
INVESTMENT INCOME
Dividends—unaffiliated	$170,149,714	$7,229,199
Dividends—affiliated	264,188	74,319
Interest—unaffiliated	107,249	11,453
Securities lending income—affiliated—net	172,949	—
Foreign taxes withheld	(13,438,133)	(706,844)
Total investment income	157,255,967	6,608,127
EXPENSES
Investment advisory	34,540,718	1,455,534
Interest expense	2,458	502
Commitment costs	—	2,204
Total expenses	34,543,176	1,458,240
Less:
Investment advisory fees waived	—	(384,518)
Total expenses after fees waived	34,543,176	1,073,722
Net investment income	122,712,791	5,534,405
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(622,756,798)	(16,621,280)
Investments—affiliated	(17,197)	—
Foreign currency transactions	50,403	3,416
Futures contracts	(7,765,476)	(13,133)
In-kind redemptions—unaffiliated(a)	107,352,220	—
	(523,136,848)	(16,630,997)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(326,208,966)	(35,381,305)
Investments—affiliated	(1,360)	—
Foreign currency translations	(311,805)	(1,129)
Futures contracts	(7,010,396)	(33,380)
	(333,532,527)	(35,415,814)
Net realized and unrealized loss	(856,669,375)	(52,046,811)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(733,956,584)	$(46,512,406)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
14

Statements of Changes in Net Assets

	iShares China Large-Cap ETF		iShares MSCI China A ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$122,712,791	$114,844,150	$5,534,405	$6,583,068
Net realized loss	(523,136,848)	(741,645,143)	(16,630,997)	(5,521,305)
Net change in unrealized appreciation (depreciation)	(333,532,527)	756,263,809	(35,415,814)	(53,014,168)
Net increase (decrease) in net assets resulting from operations	(733,956,584)	129,462,816	(46,512,406)	(51,952,405)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(126,376,186)	(137,823,574)	(8,466,171)	(8,340,710)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(583,066,848)	407,457,486	(5,070,413)	(161,024,123)
NET ASSETS
Total increase (decrease) in net assets	(1,443,399,618)	399,096,728	(60,048,990)	(221,317,238)
Beginning of year	5,692,791,347	5,293,694,619	328,988,008	550,305,246
End of year	$4,249,391,729	$5,692,791,347	$268,939,018	$328,988,008

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
15
2024 iShares Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	iShares China Large-Cap ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$30.39	$30.37	$40.36	$41.57	$41.63
Net investment income(a)	0.67	0.62	0.75	0.88	0.89
Net realized and unrealized gain (loss)(b)	(4.62)	0.15	(10.16)	(1.26)	0.17
Net increase (decrease) from investment operations	(3.95)	0.77	(9.41)	(0.38)	1.06
Distributions from net investment income(c)	(0.69)	(0.75)	(0.58)	(0.83)	(1.12)
Net asset value, end of year	$25.75	$30.39	$30.37	$40.36	$41.57
Total Return(d)
Based on net asset value	(12.73)%	2.71%	(23.54)%	(1.13)%	2.59%
Ratios to Average Net Assets(e)
Total expenses	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	2.63%	2.19%	2.12%	1.90%	2.18%
Supplemental Data
Net assets, end of year (000)	$4,249,392	$5,692,791	$5,293,695	$4,812,487	$3,429,710
Portfolio turnover rate(f)	18%	23%	29%	62%	18%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
16

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI China A ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$31.18	$35.39	$41.70	$36.39	$28.68
Net investment income(a)	0.61	0.54	0.46	0.52	0.59
Net realized and unrealized gain (loss)(b)	(5.07)	(3.92)	(6.29)	5.22	7.47
Net increase (decrease) from investment operations	(4.46)	(3.38)	(5.83)	5.74	8.06
Distributions from net investment income(c)	(1.11)	(0.83)	(0.48)	(0.43)	(0.35)
Net asset value, end of year	$25.61	$31.18	$35.39	$41.70	$36.39
Total Return(d)
Based on net asset value	(14.19)%	(9.55)%	(14.18)%	15.79%	28.40%
Ratios to Average Net Assets(e)
Total expenses	0.60%	0.60%	0.60%	0.60%	0.63%
Total expenses after fees waived	0.44%	0.24%	0.24%	0.24%	0.24%
Net investment income	2.28%	1.70%	1.15%	1.24%	1.98%
Supplemental Data
Net assets, end of year (000)	$268,939	$328,988	$550,305	$627,526	$484,005
Portfolio turnover rate(f)	73%(g)	26%(g)	64%	38%(g)	31%(g)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(g) Portfolio turnover rate excluding cash creations was as follows:	15%	13%	—	24%	28%
See notes to financial statements.
17
2024 iShares Annual Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
China Large-Cap	Non-diversified
MSCI China A	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft:The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Notes to Financial Statements
18

Notes to Financial Statements  (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
19
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
China Large-Cap
BNP Paribas SA	$230,492	$(230,492)	$—	$—
BofA Securities, Inc.	2,610,620	(2,610,620)	—	—
Citigroup Global Markets, Inc.	70,725	(70,725)	—	—
Goldman Sachs & Co. LLC	1,032,271	(1,032,271)	—	—
HSBC Bank PLC	2,610,620	(2,610,620)	—	—
Morgan Stanley	3,022,158	(3,022,158)	—	—
UBS AG	905,790	(905,790)	—	—
	$10,482,676	$(10,482,676)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market
Notes to Financial Statements
20

Notes to Financial Statements  (continued)
value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares China Large-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Average Daily Net Assets	Investment Advisory Fees
First $6 billion	0.74%
Over $6 billion, up to and including $9 billion	0.67
Over $9 billion, up to and including $12 billion	0.60
Over $12 billion	0.54
For its investment advisory services to the iShares MSCI China A ETF, BFA is entitled to an annual investment advisory fee of 0.60%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). BFA had elected to implement a voluntary fee waiver in order to limit the  iShares MSCI China A ETF’s total annual operating expenses after fee waiver to 0.24%.This voluntary fee waiver for the Fund was discontinued on December 31, 2023. Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended July 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
MSCI China A	$384,518
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
21
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
China Large-Cap	$43,688
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
China Large-Cap	$39,080,485	$46,423,677	$(22,028,180)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
China Large-Cap	$936,501,567	$842,550,691
MSCI China A	179,301,110	187,087,939
For the year ended July 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
China Large-Cap	$—	$667,614,811
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
China Large-Cap	$(12,953,583)	$12,953,583
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 07/31/24	Year Ended 07/31/23
China Large-Cap
Ordinary income	$126,376,186	$137,823,574
Notes to Financial Statements
22

Notes to Financial Statements  (continued)
iShares ETF	Year Ended 07/31/24	Year Ended 07/31/23
MSCI China A
Ordinary income	$8,466,171	$8,340,710
As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
China Large-Cap	$102,100,948	$(4,065,806,628)	$(1,131,693,721)	$(5,095,399,401)
MSCI China A	4,534,495	(130,711,001)	6,903,335	(119,273,171)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
China Large-Cap	$5,296,887,331	$287,452,856	$(1,419,109,323)	$(1,131,656,467)
MSCI China A	261,156,427	37,661,787	(30,758,892)	6,902,895
9. LINE OF CREDIT
The iShares MSCI China A ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended July 31, 2024, the Fund did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: The iShares MSCI China A ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose
23
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Notes to Financial Statements
24

Notes to Financial Statements  (continued)
The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount
China Large-Cap
Shares sold	4,350,000	$99,261,615	21,300,000	$633,923,422
Shares redeemed	(26,700,000)	(682,328,463)	(8,250,000)	(226,465,936)
	(22,350,000)	$(583,066,848)	13,050,000	$407,457,486
MSCI China A
Shares sold	5,900,000	$153,259,514	1,650,000	$54,145,546
Shares redeemed	(5,950,000)	(158,329,927)	(6,650,000)	(215,169,669)
	(50,000)	$(5,070,413)	(5,000,000)	$(161,024,123)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
25
2024 iShares Annual Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2024, the related statements of operations for the year ended July 31,2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares China Large-Cap ETF
iShares MSCI China A ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
26

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024:
iShares ETF	Qualified Dividend Income
China Large-Cap	$128,905,130
MSCI China A	7,121,573
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
China Large-Cap	$168,836,011	$13,952,427
MSCI China A	7,229,200	706,429
27
2024 iShares Annual Financial Statements

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares China Large-Cap ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual AIF level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m.  This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
Additional Information
28

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares China Large-Cap ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
29
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract
iShares China Large-Cap ETF (the “Fund”)
 Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.  The Board also noted the tradability, liquidity and developed capital markets ecosystem associated with the Fund that differentiates it from other ETFs in the marketplace.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract
30

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
 Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
 The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
 The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
 The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
31
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI China A ETF (the “Fund”)
 Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over
Board Review and Approval of Investment Advisory Contract
32

Board Review and Approval of Investment Advisory Contract (continued)
time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
 Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
 The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
 The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
 The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio
33
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
34

Glossary of Terms Used in this Report

Portfolio Abbreviation
JSC	Joint Stock Company
NVS	Non-Voting Shares
35
2024 iShares Annual Financial Statements

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July 31, 2024

2024 Annual Financial Statements

iShares Trust
• iShares Core MSCI EAFE ETF | IEFA | Cboe BZX
• iShares Core MSCI Europe ETF | IEUR | NYSE Arca
• iShares Core MSCI International Developed Markets ETF | IDEV | NYSE Arca
• iShares Core MSCI Pacific ETF | IPAC | NYSE Arca
• iShares Core MSCI Total International Stock ETF | IXUS | NASDAQ

Schedule of Investments
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.6%
Abacus Group	3,268,313	$2,361,624
Abacus Storage King	3,267,770	2,732,550
Accent Group Ltd.	1,852,921	2,660,213
AGL Energy Ltd.	3,842,509	26,120,643
ALS Ltd.	2,887,750	29,236,242
Amotiv Ltd.	936,898	6,653,591
AMP Ltd.	16,743,478	13,007,051
Ampol Ltd.	1,438,465	31,509,507
Ansell Ltd.	848,301	15,187,888
ANZ Group Holdings Ltd.	18,078,431	343,942,856
APA Group	7,795,448	40,405,026
APM Human Services International Ltd.	1,839,813	1,718,319
ARB Corp. Ltd.	534,735	14,775,498
Arena REIT	2,072,726	5,261,240
Aristocrat Leisure Ltd.	3,472,478	123,669,177
ASX Ltd.	1,158,918	49,377,065
Atlas Arteria Ltd.	6,814,195	23,403,959
AUB Group Ltd.	607,237	12,831,329
Audinate Group Ltd.(a)	409,877	4,004,346
Aurizon Holdings Ltd.	10,931,471	26,653,893
Aussie Broadband Ltd.(a)	1,288,579	2,695,973
Austal Ltd.	2,257,654	3,876,062
Australian Agricultural Co. Ltd.(a)(b)	2,684,535	2,457,772
Bank of Queensland Ltd.	3,826,333	15,811,886
Bapcor Ltd.	2,226,372	7,486,054
Beach Energy Ltd.	10,268,580	9,977,788
Bega Cheese Ltd.	1,817,426	5,311,595
Bellevue Gold Ltd.(a)	7,329,167	6,616,998
Bendigo & Adelaide Bank Ltd.	3,370,860	27,595,678
BHP Group Ltd.	30,699,870	852,687,183
BlueScope Steel Ltd.	2,670,128	38,773,334
Boss Energy Ltd. (a)(b)	2,528,297	6,070,369
Brambles Ltd.	8,446,608	86,110,401
Breville Group Ltd.	605,488	11,634,625
Brickworks Ltd.	454,059	8,573,373
BWP Trust	3,473,960	8,148,984
Capricorn Metals Ltd.(a)	2,011,769	7,119,986
CAR Group Ltd.	2,235,714	51,131,928
Centuria Capital Group	3,685,464	4,112,540
Centuria Industrial REIT	3,566,176	7,433,025
Centuria Office REIT	1,142,615	932,301
Cettire Ltd.(a)(b)	1,514,523	1,319,495
Challenger Ltd.	3,255,458	15,004,212
Champion Iron Ltd.	2,300,199	9,452,138
Charter Hall Group	2,870,073	23,967,789
Charter Hall Long Wale REIT	4,156,300	9,721,919
Charter Hall Retail REIT	2,857,598	6,538,243
Charter Hall Social Infrastructure REIT	563,995	948,467
Cleanaway Waste Management Ltd.	12,711,078	23,497,127
Clinuvel Pharmaceuticals Ltd.(b)	226,586	2,218,577
Cochlear Ltd.	398,151	89,964,477
Codan Ltd./Australia	609,155	5,234,475
Coles Group Ltd.	8,135,742	96,422,117
Collins Foods Ltd.	559,222	3,360,651
Commonwealth Bank of Australia	10,107,944	910,827,881
Computershare Ltd.	3,294,228	59,414,713
Coronado Global Resources Inc.(c)	4,339,890	4,097,192
Corporate Travel Management Ltd.	791,551	6,995,908
Credit Corp. Group Ltd.	405,447	4,651,036
Cromwell Property Group	13,246,472	3,606,913
Security	Shares	Value
Australia (continued)
CSL Ltd.	2,930,933	$594,871,164
Data#3 Ltd.	630,657	3,649,666
De Grey Mining Ltd.(a)	11,992,656	9,616,051
Deep Yellow Ltd.(a)	5,130,476	4,348,972
Deterra Royalties Ltd.	2,690,998	7,035,557
Dexus	6,427,863	29,636,021
Dexus Industria REIT	345,071	655,200
Dicker Data Ltd.(b)	466,603	3,125,693
Domain Holdings Australia Ltd.	2,222,489	4,691,762
Domino's Pizza Enterprises Ltd.	402,434	8,655,614
Downer EDI Ltd.	4,003,993	13,069,123
Eagers Automotive Ltd.	856,734	5,972,821
Elders Ltd.	969,742	6,044,214
Emerald Resources NL(a)	3,223,323	7,848,740
Endeavour Group Ltd./Australia	9,280,001	33,377,124
Evolution Mining Ltd.	12,289,958	31,842,961
EVT Ltd.	624,340	4,736,353
Firefinch Ltd., NVS(b)(d)	5,815,203	418,314
FleetPartners Group Ltd., NVS(a)	1,514,104	3,388,775
Flight Centre Travel Group Ltd.(b)	1,142,892	16,640,376
Fortescue Ltd.	10,228,262	127,268,506
G8 Education Ltd.	4,579,517	3,908,181
Genesis Minerals Ltd.(a)	6,066,905	8,367,631
Gold Road Resources Ltd.	6,899,865	7,714,988
Goodman Group	10,381,228	239,661,922
GPT Group (The)	11,999,794	36,551,594
GrainCorp Ltd., Class A	1,327,442	7,843,079
Growthpoint Properties Australia Ltd.	807,147	1,233,247
Hansen Technologies Ltd.	710,156	2,090,667
Harvey Norman Holdings Ltd.	3,761,676	11,813,986
Healius Ltd.(a)(b)	3,954,578	3,912,407
Helia Group Ltd.	2,633,159	6,881,404
HMC Capital Ltd.	1,434,067	7,317,158
HomeCo Daily Needs REIT	9,516,968	7,931,289
HUB24 Ltd.	443,737	14,452,065
IDP Education Ltd.	1,589,228	15,607,283
IGO Ltd.	4,073,116	14,916,193
Iluka Resources Ltd.	2,594,299	10,321,066
Imdex Ltd.	2,719,820	4,086,379
Incitec Pivot Ltd.	11,303,982	21,823,322
Ingenia Communities Group	2,107,567	7,267,615
Inghams Group Ltd.	2,154,995	5,312,693
Insignia Financial Ltd.	3,535,394	6,405,361
Insurance Australia Group Ltd.	14,498,051	70,140,171
IPH Ltd.	1,519,146	6,097,323
IRESS Ltd.(a)	1,147,302	8,012,111
James Hardie Industries PLC(a)	2,656,549	95,432,864
JB Hi-Fi Ltd.	667,563	30,480,031
Johns Lyng Group Ltd.	1,249,416	4,881,216
Judo Capital Holdings Ltd.(a)(b)	3,813,178	3,461,527
Jumbo Interactive Ltd.	218,718	2,340,348
Karoon Energy Ltd.(a)	4,956,403	6,010,431
Kelsian Group Ltd.	951,875	3,273,980
Lendlease Corp. Ltd.	3,967,734	16,378,223
Leo Lithium Ltd.(a)(b)(d)	5,416,655	1,431,057
Lifestyle Communities Ltd.(b)	579,010	3,422,565
Liontown Resources Ltd.(a)(b)	8,861,187	5,552,383
Lottery Corp. Ltd. (The)	13,694,651	44,624,869
Lovisa Holdings Ltd.	386,466	8,862,932
Lynas Rare Earths Ltd.(a)(b)	5,652,128	23,108,317
MA Financial Group Ltd.(b)	293,512	866,686
Maas Group Holdings Ltd.(b)	238,598	686,537

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Macquarie Group Ltd.	2,189,604	$301,345,702
Magellan Financial Group Ltd.	1,012,003	6,794,404
McMillan Shakespeare Ltd.	507,925	5,960,375
Medibank Pvt Ltd.	16,856,335	43,882,817
Megaport Ltd.(a)(b)	947,862	6,861,979
Metcash Ltd.	6,176,327	14,795,232
Mineral Resources Ltd.	1,071,602	38,323,454
Mirvac Group	23,743,402	33,430,882
Monadelphous Group Ltd.	635,382	5,402,892
Mount Gibson Iron Ltd.(a)	3,397,221	790,823
Nanosonics Ltd.(a)(b)	1,547,373	3,200,887
National Australia Bank Ltd.	18,726,236	472,962,206
National Storage REIT	7,921,423	12,855,049
Netwealth Group Ltd.	763,899	11,873,094
Neuren Pharmaceuticals Ltd., NVS(a)	708,683	8,982,494
New Hope Corp. Ltd.	3,388,797	10,807,512
NEXTDC Ltd.(a)	3,838,514	42,270,602
nib holdings Ltd.	2,812,592	13,848,487
Nick Scali Ltd.	410,220	4,227,290
Nickel Industries Ltd.	10,930,189	6,126,326
Nine Entertainment Co. Holdings Ltd.	9,261,749	8,820,378
Northern Star Resources Ltd.	7,210,096	66,917,828
NRW Holdings Ltd.	2,388,864	5,231,926
Nufarm Ltd./Australia	2,035,737	6,206,411
Objective Corp. Ltd.	41,391	335,790
oOh!media Ltd.	3,682,372	3,497,734
Orica Ltd.	2,909,183	34,232,009
Origin Energy Ltd.	10,491,207	71,985,114
Orora Ltd.	8,089,192	10,823,703
Paladin Energy Ltd.(a)(b)	1,742,245	13,069,794
Perenti Ltd.	3,625,985	2,496,311
Perpetual Ltd.	648,022	9,413,116
Perseus Mining Ltd.	8,984,222	14,969,379
PEXA Group Ltd.(a)	901,530	8,180,824
Pilbara Minerals Ltd.(b)	17,448,999	33,726,534
Pinnacle Investment Management Group Ltd.	828,283	8,942,074
Platinum Asset Management Ltd.	3,049,361	2,134,630
PolyNovo Ltd.(a)	4,040,817	7,124,093
Premier Investments Ltd.	680,454	14,794,954
Pro Medicus Ltd.(b)	355,089	33,502,349
PWR Holdings Ltd.	467,251	3,636,149
Qantas Airways Ltd.(a)	5,277,840	22,359,374
QBE Insurance Group Ltd.	8,996,923	106,182,135
Qube Holdings Ltd.	9,845,968	24,656,312
Ramelius Resources Ltd.	6,886,588	8,788,468
Ramsay Health Care Ltd.	1,113,936	33,923,396
REA Group Ltd.	324,217	43,590,863
Red 5 Ltd.(a)	38,204,720	9,798,965
Reece Ltd.	1,350,489	24,472,793
Region RE Ltd.	7,045,395	10,490,687
Regis Resources Ltd.(a)	4,946,017	5,457,241
Reliance Worldwide Corp. Ltd.	4,970,856	16,755,856
Rio Tinto Ltd.	2,332,455	179,230,734
Rural Funds Group(b)	746,503	1,042,043
Sandfire Resources Ltd.(a)	3,010,403	17,194,299
Santos Ltd.	19,844,205	103,445,985
Scentre Group	31,038,714	70,781,536
SEEK Ltd.	2,171,405	31,445,389
Seven Group Holdings Ltd.	1,198,932	30,760,924
Sigma Healthcare Ltd.	8,013,683	6,827,826
Silex Systems Ltd.(a)(b)	972,012	2,991,846
Sims Ltd.	1,031,270	6,885,222
Security	Shares	Value
Australia (continued)
SiteMinder Ltd.(a)	1,275,889	$4,687,765
SmartGroup Corp. Ltd.	696,211	3,940,030
Sonic Healthcare Ltd.	2,765,562	50,120,738
South32 Ltd.	27,599,010	55,355,185
Stanmore Resources Ltd.	1,669,345	4,064,802
Star Entertainment Group Ltd. (The)(a)	14,003,697	5,352,219
Steadfast Group Ltd.	6,611,059	28,063,191
Stockland	14,370,695	43,405,388
Strike Energy Ltd.(a)(b)	12,639,264	1,652,436
Suncorp Group Ltd.	7,588,723	88,295,704
Super Retail Group Ltd.	990,088	10,371,870
Tabcorp Holdings Ltd.	13,403,049	5,671,081
Technology One Ltd.	1,776,956	24,003,943
Telix Pharmaceuticals Ltd.(a)	1,509,428	18,949,323
Telstra Group Ltd.	24,338,994	62,898,380
Temple & Webster Group Ltd.(a)(b)	589,928	3,776,877
Transurban Group	18,541,063	158,225,634
Treasury Wine Estates Ltd.	4,948,847	40,009,051
Ventia Services Group Pty Ltd.	5,230,562	15,059,039
Vicinity Ltd.	23,143,957	32,091,400
Viva Energy Group Ltd.(c)	6,794,211	14,493,081
Vulcan Steel Ltd.	422,881	1,730,291
WA1 Resources Ltd., NVS(a)(b)	201,554	2,102,046
Washington H Soul Pattinson & Co. Ltd.	1,434,612	33,391,164
Waypoint REIT Ltd.	3,942,719	6,548,171
Webjet Ltd.(a)(b)	2,448,867	14,325,759
Weebit Nano Ltd.(a)(b)	1,207,609	1,866,757
Wesfarmers Ltd.	6,868,280	331,478,285
West African Resources Ltd.(a)	6,270,391	6,163,773
Westgold Resources Ltd.	5,676,449	9,752,435
Westpac Banking Corp.	20,992,236	410,247,071
Whitehaven Coal Ltd.	4,863,363	24,552,482
WiseTech Global Ltd.	1,011,815	63,401,456
Woodside Energy Group Ltd.	11,527,821	209,054,789
Woolworths Group Ltd.	7,413,214	167,265,598
Worley Ltd.	2,839,246	28,162,280
Xero Ltd.(a)	883,970	80,544,830
Yancoal Australia Ltd., NVS	2,285,235	10,590,904
Zip Co. Ltd.(a)	7,217,724	9,119,906
		9,157,339,945
Austria — 0.3%
Andritz AG	402,486	25,783,364
AT&S Austria Technologie & Systemtechnik AG(a)(b)	152,164	3,247,653
BAWAG Group AG(c)	470,425	34,355,113
CA Immobilien Anlagen AG(b)	307,570	10,052,602
DO & CO AG	45,917	7,737,264
Erste Group Bank AG	2,043,256	106,282,533
EVN AG	219,234	7,165,798
Immofinanz AG(a)	236,402	7,013,876
Lenzing AG(a)(b)	127,884	4,453,768
Oesterreichische Post AG	206,542	6,817,667
OMV AG	881,189	36,869,035
Palfinger AG(b)	20,535	502,262
Porr AG	21,812	331,953
Raiffeisen Bank International AG	812,175	15,833,609
Schoeller-Bleckmann Oilfield Equipment AG(b)	44,255	1,758,893
UNIQA Insurance Group AG	846,499	7,247,245
Verbund AG	407,736	32,739,406
Vienna Insurance Group AG Wiener Versicherung Gruppe	257,998	8,309,826
voestalpine AG	665,821	17,076,211
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Austria (continued)
Wienerberger AG	684,292	$24,261,236
		357,839,314
Belgium — 1.0%
Ackermans & van Haaren NV	133,109	25,538,217
Aedifica SA	286,137	18,187,613
Ageas SA/NV	947,698	45,244,266
Anheuser-Busch InBev SA/NV	5,423,076	321,990,598
Argenx SE(a)	359,952	184,038,495
Barco NV	437,590	5,652,405
Bekaert SA	245,925	10,069,806
bpost SA	564,460	1,612,741
Cofinimmo SA	210,299	13,520,642
Colruyt Group NV	310,975	14,916,566
Deme Group NV	46,969	8,459,616
D'ieteren Group	146,116	33,580,110
Elia Group SA/NV	197,562	20,518,831
Fagron	479,112	9,858,611
Galapagos NV(a)	265,793	7,105,670
Groupe Bruxelles Lambert NV	580,391	43,314,055
KBC Ancora	272,345	13,243,805
KBC Group NV	1,500,193	116,033,804
Kinepolis Group NV(b)	101,216	4,099,291
Lotus Bakeries NV	2,449	26,610,317
Melexis NV	128,636	11,214,131
Montea NV	80,091	6,946,744
Ontex Group NV(a)	409,717	3,850,484
Proximus SADP	813,873	5,886,031
Recticel SA(b)	153,282	2,050,417
Retail Estates NV	57,682	3,935,250
Shurgard Self Storage Ltd.	155,964	6,097,657
Sofina SA	92,045	21,748,126
Solvay SA	430,376	15,151,179
Syensqo SA	446,582	39,490,256
Tessenderlo Group SA	244,964	6,537,317
UCB SA	766,119	128,014,110
Umicore SA	1,230,155	16,895,048
VGP NV	81,519	8,832,303
Warehouses De Pauw CVA	1,057,122	28,636,553
Xior Student Housing NV	167,646	5,637,495
		1,234,518,560
China — 0.0%
OSL Group Ltd.(a)(b)	1,309,068	968,563
Denmark — 3.5%
ALK-Abello A/S(a)	869,682	19,602,533
Alm Brand A/S	5,378,349	10,260,603
Ambu A/S, Class B(a)	1,128,334	22,912,343
AP Moller - Maersk A/S, Class A	16,834	27,345,744
AP Moller - Maersk A/S, Class B, NVS	28,087	46,465,394
Bavarian Nordic A/S(a)(b)	468,824	12,636,514
Carlsberg A/S, Class B	574,024	69,317,385
cBrain A/S	58,919	2,184,967
Chemometec A/S	96,204	5,333,393
Coloplast A/S, Class B	785,544	102,121,112
D/S Norden A/S	153,982	6,660,864
Danske Bank A/S	4,115,242	125,854,325
Demant A/S(a)	601,042	23,043,602
DFDS A/S	219,820	6,029,433
DSV A/S	1,040,722	190,914,844
FLSmidth & Co. A/S(b)	299,225	15,264,438
Genmab A/S(a)	400,153	113,031,864
GN Store Nord A/S(a)	820,901	21,570,997
Security	Shares	Value
Denmark (continued)
H Lundbeck A/S	1,586,516	$9,925,791
H Lundbeck A/S, Class A	397,398	2,137,608
ISS A/S(b)	911,736	16,665,218
Jyske Bank A/S, Registered	283,982	23,151,035
Matas A/S	310,924	5,312,683
Netcompany Group A/S(a)(b)(c)	268,608	11,432,442
Nilfisk Holding A/S(a)	98,724	1,839,509
NKT A/S(a)	330,023	29,707,962
Novo Nordisk A/S, Class B	19,729,661	2,614,039,708
Novonesis (Novozymes) B, Class B	2,252,099	143,362,380
NTG Nordic Transport Group A/S, Class A(a)	36,371	1,542,648
Orsted A/S(a)(c)	1,140,443	67,974,967
Pandora A/S	515,955	80,877,654
Per Aarsleff Holding A/S	143,271	8,196,828
Ringkjoebing Landbobank A/S	188,435	33,351,864
Rockwool A/S, Class B	56,118	24,804,863
Royal Unibrew A/S(a)	301,912	23,704,071
Scandinavian Tobacco Group A/S, Class A(c)	404,922	5,931,073
Schouw & Co. A/S	83,797	6,914,826
Spar Nord Bank A/S	589,408	12,020,443
Svitzer A/S, NVS(a)	92,339	3,538,675
Sydbank A/S	379,613	20,465,799
Topdanmark A/S	268,410	14,620,587
TORM PLC, Class A	266,475	10,318,953
Tryg A/S	2,070,761	45,337,453
Vestas Wind Systems A/S(a)	6,093,589	150,798,276
Zealand Pharma A/S(a)	408,031	54,970,425
		4,243,494,096
Finland — 1.0%
Cargotec OYJ, Class B	249,218	12,703,293
Citycon OYJ	593,443	2,613,437
Elisa OYJ	857,615	39,931,770
Finnair OYJ(a)(b)	169,232	430,935
Fortum OYJ	2,708,334	41,646,004
Huhtamaki OYJ	598,710	24,259,389
Kalmar OYJ(a)	249,218	7,368,646
Kemira OYJ	690,674	15,622,371
Kempower OYJ(a)(b)	103,851	1,681,395
Kesko OYJ, Class B	1,655,451	29,944,957
Kojamo OYJ(a)	790,367	7,816,526
Kone OYJ, Class B	2,056,659	105,022,424
Konecranes OYJ	407,287	28,450,338
Mandatum OYJ	2,666,105	12,348,136
Marimekko OYJ	59,576	882,033
Metsa Board OYJ, Class B	1,189,441	9,088,524
Metso OYJ	3,970,511	40,342,510
Neste OYJ	2,548,301	51,431,920
Nokia OYJ	31,974,244	125,655,598
Nokian Renkaat OYJ	756,698	6,904,311
Nordea Bank Abp	18,919,762	221,394,044
Orion OYJ, Class B	656,709	30,184,417
Outokumpu OYJ	2,148,009	7,744,659
Puuilo OYJ	206,586	2,268,964
QT Group OYJ(a)(b)	116,491	10,366,492
Revenio Group OYJ	122,273	3,801,530
Sampo OYJ, Class A	2,730,663	119,698,870
Stora Enso OYJ, Class R	3,552,788	44,413,812
TietoEVRY OYJ	596,527	12,096,604
Tokmanni Group Corp.	196,172	2,401,194
UPM-Kymmene OYJ	3,237,063	107,069,141
Valmet OYJ	944,862	26,759,095
Wartsila OYJ Abp	3,043,304	62,889,378

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
YIT OYJ(b)	1,091,406	$2,740,193
		1,217,972,910
France — 10.0%
Accor SA	1,166,414	44,887,247
Aeroports de Paris SA	232,332	30,525,248
Air France-KLM, NVS(a)(b)	694,818	6,178,280
Air Liquide SA	3,486,407	636,124,492
Airbus SE	3,576,878	541,276,741
Alstom SA(a)(b)	2,085,582	40,861,976
Altarea SCA(b)	19,565	2,115,304
Alten SA	181,476	19,959,074
Amundi SA(c)	344,104	25,112,943
Antin Infrastructure Partners SA	197,677	2,675,778
Aperam SA	301,081	8,181,426
ArcelorMittal SA	2,974,203	67,724,637
Arkema SA	349,639	31,552,418
Aubay	3,120	123,511
AXA SA	10,839,331	380,566,763
Beneteau SACA(b)	160,678	1,566,484
BioMerieux	245,235	25,878,781
BNP Paribas SA	6,223,672	426,406,909
Bollore SE	4,255,909	26,492,346
Bouygues SA	1,282,940	44,294,781
Bureau Veritas SA	1,891,298	59,177,218
Capgemini SE	950,741	188,744,378
Carmila SA	362,964	6,555,779
Carrefour SA	3,511,894	52,387,733
Cie. de Saint-Gobain SA	2,767,345	237,398,725
Cie. des Alpes	15,118	216,470
Cie. Generale des Etablissements Michelin SCA	4,099,168	162,281,298
Coface SA	683,171	10,342,899
Covivio SA/France	281,265	14,478,735
Credit Agricole SA	6,400,956	97,137,471
Danone SA	3,880,626	252,105,049
Dassault Aviation SA	120,493	24,259,338
Dassault Systemes SE	4,022,759	152,497,822
Derichebourg SA	735,741	3,788,760
Edenred SE	1,501,758	62,531,351
Eiffage SA	432,109	43,004,230
Elior Group SA(a)(b)(c)	747,288	2,593,506
Elis SA	1,123,315	25,977,037
Engie SA	10,958,768	172,273,603
Equasens(b)	29,714	1,547,044
Eramet SA	54,669	4,643,534
Esker SA	26,173	5,747,328
EssilorLuxottica SA	1,780,114	407,360,687
Esso SA Francaise	12,614	1,984,490
Etablissements Maurel et Prom SA	363,780	2,221,406
Eurazeo SE	269,806	21,227,042
Eurofins Scientific SE	811,809	48,062,234
Euronext NV(c)	494,876	50,033,418
Eutelsat Communications SACA(a)(b)	957,725	4,949,752
Fnac Darty SA(b)	111,213	3,300,859
Forvia SE	913,734	10,702,510
Gaztransport Et Technigaz SA	212,623	31,328,948
Gecina SA	267,177	26,487,317
Getlink SE	2,063,628	36,773,541
Hermes International SCA	191,899	419,363,530
ICADE	190,530	4,234,706
ID Logistics Group SACA(a)	14,630	7,074,555
Imerys SA	219,650	7,463,020
Interparfums SA	131,341	6,674,449
Security	Shares	Value
France (continued)
Ipsen SA	223,932	$25,143,118
IPSOS SA	251,340	15,511,994
JCDecaux SE(a)	358,070	7,464,868
Kaufman & Broad SA	60,310	2,062,520
Kering SA	449,380	138,021,557
Klepierre SA	1,301,962	37,281,113
La Francaise des Jeux SAEM(c)	619,330	24,029,216
Legrand SA	1,600,752	172,956,307
LISI SA	123,336	3,395,706
L'Oreal SA	1,454,195	628,862,905
LVMH Moet Hennessy Louis Vuitton SE	1,667,917	1,176,485,611
Mercialys SA	550,309	6,972,945
Mersen SA	173,474	6,013,044
Metropole Television SA	230,689	3,011,193
Neoen SA(c)	424,108	17,684,447
Nexans SA	186,286	24,076,752
Nexity SA(a)(b)	282,892	3,188,412
Opmobility	389,647	4,085,036
Orange SA	10,948,309	121,496,287
Orpea SA, NVS(a)(b)	431,442	4,833,639
Pernod Ricard SA	1,230,854	164,697,039
Peugeot Invest SA	38,340	3,471,367
Pierre & Vacances SA, NVS(a)(b)	786,200	1,166,948
Pluxee NV, NVS(a)	553,143	12,965,588
Publicis Groupe SA	1,371,237	143,152,257
Quadient SA	239,483	4,750,597
Remy Cointreau SA	135,129	10,662,444
Renault SA	1,159,069	56,170,959
Rexel SA	1,396,110	35,470,817
Rubis SCA	563,938	17,662,212
Safran SA	2,066,471	453,988,460
Sanofi SA	6,878,519	709,123,541
Sartorius Stedim Biotech	173,890	34,699,858
Schneider Electric SE	3,293,819	793,926,211
SCOR SE	874,035	18,706,342
SEB SA	144,509	14,460,709
Seche Environnement SACA, NVS	13,468	1,469,812
SES SA, Class A	2,112,034	11,420,265
Societe BIC SA	143,445	8,999,972
Societe Generale SA	4,316,125	111,947,171
Sodexo SA	523,098	49,541,199
SOITEC(a)(b)	158,914	20,489,004
Sopra Steria Group SACA	95,739	17,745,712
SPIE SA	838,421	32,409,073
STMicroelectronics NV	4,109,085	135,857,992
Technip Energies NV	916,724	23,354,900
Teleperformance SE	337,730	43,477,788
Television Francaise 1 SA	409,638	3,604,486
Thales SA	602,382	95,750,696
TotalEnergies SE	12,976,712	875,490,623
Trigano SA	64,040	7,508,899
Ubisoft Entertainment SA(a)	559,179	11,487,449
Unibail-Rodamco-Westfield, New	715,304	53,491,305
Valeo SE	1,232,371	14,082,499
Vallourec SACA(a)	983,589	15,903,279
Valneva SE(a)(b)	650,423	2,317,954
Veolia Environnement SA	4,139,354	130,032,437
Verallia SA(c)	425,965	12,529,924
Vicat SACA	91,963	3,198,086
Vinci SA	3,017,840	344,389,662
Virbac SACA	30,344	11,551,156
Vivendi SE	4,275,991	45,628,051
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Voltalia SA(a)(b)	181,204	$2,014,248
VusionGroup(b)	45,137	6,578,419
Wavestone	46,234	2,685,893
Wendel SE	147,327	14,115,628
Worldline SA/France(a)(b)(c)	1,423,310	16,150,119
X-Fab Silicon Foundries SE(a)(b)(c)	297,082	1,900,565
		12,056,213,196
Germany — 7.5%
1&1 AG	257,272	4,141,445
About You Holding SE(a)	137,551	519,704
Adesso SE(b)	17,768	1,756,734
adidas AG	983,142	246,372,689
Adtran Networks SE	103,674	2,156,507
AIXTRON SE(b)	685,208	15,999,299
Allianz SE, Registered	2,363,654	665,759,521
Amadeus Fire AG	21,525	2,211,822
Aroundtown SA(a)	5,040,102	10,752,451
Atoss Software SE	41,380	6,100,058
Aurubis AG	192,225	14,990,711
Auto1 Group SE(a)(b)(c)	594,330	5,004,087
BASF SE	5,403,196	251,557,341
Bayer AG, Registered	5,941,782	176,772,099
Bayerische Motoren Werke AG	1,895,757	175,829,796
BayWa AG(a)(b)	92,049	1,292,695
Bechtle AG	488,277	21,578,707
Befesa SA(c)	226,648	7,036,634
Beiersdorf AG	624,505	90,645,039
Bilfinger SE	206,364	11,569,849
Borussia Dortmund GmbH & Co. KGaA(a)	580,447	2,289,826
Brenntag SE	819,598	58,303,180
CANCOM SE	222,780	7,903,620
Carl Zeiss Meditec AG, Bearer	245,355	16,785,856
Ceconomy AG(a)	754,482	2,275,662
Cewe Stiftung & Co. KGaA	51,432	5,506,791
Commerzbank AG	6,366,988	103,797,647
CompuGroup Medical SE & Co. KgaA	157,524	2,731,958
Continental AG	666,530	40,860,823
Covestro AG(a)(c)	1,152,551	67,849,338
CTS Eventim AG & Co. KGaA	380,388	33,506,007
CureVac NV(a)	567,071	2,037,595
Daimler Truck Holding AG	3,240,315	125,105,141
Datagroup SE	2,288	103,838
Delivery Hero SE, Class A(a)(c)	1,156,199	25,723,324
Dermapharm Holding SE	109,077	4,178,386
Deutsche Bank AG, Registered	11,508,932	179,141,988
Deutsche Boerse AG	1,148,046	235,083,588
Deutsche Lufthansa AG, Registered	3,555,286	22,280,207
Deutsche Pfandbriefbank AG(a)(b)(c)	783,549	4,421,885
Deutsche Post AG, Registered	5,979,342	266,711,730
Deutsche Telekom AG, Registered	19,622,741	513,281,505
Deutz AG	891,787	5,136,424
Duerr AG	324,955	7,147,253
E.ON SE	13,639,921	191,274,236
Eckert & Ziegler SE	89,867	4,205,891
Elmos Semiconductor SE(b)	47,052	3,846,062
ElringKlinger AG	74,463	390,044
Encavis AG, NVS(a)(b)	766,920	14,373,989
Energiekontor AG	31,426	2,210,639
Evonik Industries AG	1,577,230	31,941,585
Evotec SE(a)(b)	863,591	8,137,257
Fielmann Group AG	139,073	6,296,516
flatexDEGIRO AG	453,000	6,397,102
Security	Shares	Value
Germany (continued)
Fraport AG Frankfurt Airport Services Worldwide(a)	223,818	$11,366,214
Freenet AG	731,602	20,244,946
Fresenius Medical Care AG & Co. KGaA	1,235,570	47,677,988
Fresenius SE & Co. KGaA(a)	2,564,757	91,897,184
GEA Group AG	1,011,380	44,657,950
Gerresheimer AG(b)	207,719	21,475,506
GFT Technologies SE	86,669	2,225,621
Grand City Properties SA(a)	567,421	6,688,749
Grenke AG	159,708	4,931,744
Hamborner REIT AG	622,459	4,379,270
Hamburger Hafen und Logistik AG, NVS	154,328	2,588,833
Hannover Rueck SE	365,206	90,677,186
Heidelberg Materials AG	838,603	87,364,971
HelloFresh SE(a)(b)	973,094	6,078,674
Henkel AG & Co. KGaA	587,718	45,538,082
Hensoldt AG	380,979	14,096,669
Hornbach Holding AG & Co. KGaA	57,455	4,709,269
Hugo Boss AG(b)	348,922	13,866,323
Hypoport SE(a)(b)	29,074	8,640,885
Infineon Technologies AG	7,916,781	275,014,237
Jenoptik AG	335,313	9,560,348
JOST Werke SE(c)	34,089	1,540,875
K+S AG, Registered(b)	1,109,670	14,295,496
KION Group AG	432,744	17,114,953
Kloeckner & Co. SE	407,635	2,248,914
Knorr-Bremse AG	445,410	35,818,012
Kontron AG(b)	319,287	6,764,797
Krones AG	95,439	12,912,327
Lanxess AG	520,869	13,598,118
LEG Immobilien SE	451,775	39,409,002
MBB SE	694	77,597
Mercedes-Benz Group AG	4,854,892	320,929,835
Merck KGaA	782,489	139,809,089
METRO AG	890,054	4,053,028
MTU Aero Engines AG	327,752	92,807,444
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	826,146	406,897,361
Nagarro SE(a)	50,108	4,357,456
Nemetschek SE	349,769	33,408,569
Nordex SE(a)	780,313	11,830,428
Norma Group SE	210,620	3,916,069
Patrizia SE	336,861	2,653,611
Pfeiffer Vacuum Technology AG	40,800	6,957,757
PNE AG(b)	152,809	2,431,050
ProSiebenSat.1 Media SE(b)	975,184	6,690,092
Puma SE	642,091	31,862,554
PVA TePla AG(a)(b)	107,897	1,685,720
Qiagen NV, NVS	1,327,168	59,050,932
Rational AG	31,059	27,188,332
Redcare Pharmacy NV(a)(b)(c)	92,405	13,833,346
RENK Group AG(a)	157,780	4,475,551
Rheinmetall AG	264,534	144,080,105
RWE AG	3,838,698	143,263,669
SAF-Holland SE	249,980	5,113,841
Salzgitter AG(b)	163,827	2,937,450
SAP SE	6,315,506	1,335,225,766
Schott Pharma AG & Co. KGaA(b)	193,242	6,659,892
Scout24 SE(c)	463,386	36,634,101
Secunet Security Networks AG	9,069	1,199,495
SGL Carbon SE(a)(b)	446,191	2,996,684
Siemens AG, Registered	4,603,609	842,906,917

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Siemens Energy AG(a)	3,636,018	$105,584,646
Siemens Healthineers AG(c)	1,723,348	92,369,913
Siltronic AG(b)	115,750	9,439,915
Sixt SE(b)	88,627	6,184,022
SMA Solar Technology AG	108,202	2,910,111
Stabilus SE	152,122	7,444,177
Steico SE(b)	30,090	889,706
Stratec SE	44,237	1,946,139
Stroeer SE & Co. KGaA	218,715	14,787,420
Suedzucker AG	441,518	5,820,004
SUESS MicroTec SE	113,866	7,732,222
Symrise AG, Class A	812,615	102,414,975
TAG Immobilien AG(a)	1,067,136	16,077,179
Takkt AG	212,763	2,463,811
Talanx AG(a)	381,082	28,951,339
TeamViewer SE(a)(c)	889,480	11,996,356
thyssenkrupp AG	2,929,087	11,215,468
TUI AG(a)	2,729,442	17,601,742
United Internet AG, Registered(e)	561,619	12,456,261
Verbio SE	127,815	2,403,017
Vib Vermoegen AG(a)	46,597	411,506
Volkswagen AG	174,865	20,632,154
Vonovia SE	4,451,545	136,485,253
Vossloh AG	72,748	3,867,355
Wacker Chemie AG	111,336	11,127,911
Wacker Neuson SE	215,871	3,360,210
Zalando SE(a)(c)	1,353,143	34,673,304
		9,037,847,081
Hong Kong — 1.7%
AIA Group Ltd.	68,002,000	454,855,554
ASMPT Ltd.	1,909,500	19,964,885
Bank of East Asia Ltd. (The)	6,948,000	8,763,414
BOC Hong Kong Holdings Ltd.	22,141,500	64,416,743
Brightoil Petroleum Holdings Ltd.(b)(d)	6,240,000	8
Cafe de Coral Holdings Ltd.(b)	1,634,000	1,683,235
CITIC Telecom International Holdings Ltd.	13,489,000	3,594,424
CK Asset Holdings Ltd.	11,802,516	45,098,237
CK Hutchison Holdings Ltd.	16,088,516	84,048,145
CK Infrastructure Holdings Ltd.	3,938,000	26,265,467
CLP Holdings Ltd.	9,989,500	85,736,045
C-Mer Eye Care Holdings Ltd.(a)(b)	3,252,000	1,089,724
Cowell e Holdings Inc.(a)(b)	1,587,000	4,352,966
Dah Sing Banking Group Ltd.	3,350,800	2,653,486
Dah Sing Financial Holdings Ltd.	984,000	2,574,246
E-Commodities Holdings Ltd.	8,612,000	1,741,613
ESR Group Ltd.(c)	11,317,600	17,110,323
First Pacific Co. Ltd.	15,112,250	6,726,169
Fortune REIT	8,500,000	4,069,763
Futu Holdings Ltd., ADR(a)	346,834	21,947,656
Galaxy Entertainment Group Ltd.	13,302,000	55,920,570
Guotai Junan International Holdings Ltd.(b)	26,355,000	2,254,993
Hang Lung Properties Ltd.	11,353,000	8,325,078
Hang Seng Bank Ltd.	4,606,700	56,412,837
Health and Happiness H&H International Holdings Ltd.(b)	1,099,500	1,208,868
Henderson Land Development Co. Ltd.	8,554,570	24,028,267
HKBN Ltd.(b)	5,210,500	1,650,416
HKT Trust & HKT Ltd., Class SS	22,907,200	27,744,336
Hong Kong & China Gas Co. Ltd.	68,269,864	55,631,238
Hong Kong Exchanges & Clearing Ltd.	7,282,500	214,812,047
Hongkong Land Holdings Ltd.	6,739,600	21,766,293
Hsin Chong Group Holdings Ltd.(d)	7,490,000	10
Security	Shares	Value
Hong Kong (continued)
Hutchison Telecommunications Hong Kong Holdings Ltd.(b)	13,936,000	$1,801,565
Hysan Development Co. Ltd.	3,219,000	4,408,390
IGG Inc.(a)(b)	4,750,000	1,719,604
Jardine Matheson Holdings Ltd.	960,300	33,830,345
Johnson Electric Holdings Ltd.	2,364,250	3,268,800
JS Global Lifestyle Co. Ltd.(c)	8,737,500	1,746,449
Kerry Logistics Network Ltd.	2,717,387	2,379,020
Kerry Properties Ltd.	3,383,000	5,763,388
Link REIT	15,680,619	66,156,860
Luk Fook Holdings International Ltd.	1,674,000	3,292,410
Man Wah Holdings Ltd.	9,996,000	5,895,654
Melco International Development Ltd.(a)(b)	5,393,000	3,165,739
Melco Resorts & Entertainment Ltd., ADR(a)(b)	1,356,155	7,743,645
MTR Corp. Ltd.	9,422,500	30,482,677
New World Development Co. Ltd.(b)	8,690,000	8,101,209
NWS Holdings Ltd.(b)	8,896,166	7,967,539
Pacific Basin Shipping Ltd.	31,646,000	9,501,938
PAX Global Technology Ltd.	2,999,000	1,682,716
PCCW Ltd.	26,313,000	13,642,638
Power Assets Holdings Ltd.	8,517,500	54,286,036
Realord Group Holdings Ltd.(a)(b)	2,558,000	1,751,640
Sands China Ltd.(a)	14,732,800	27,618,607
Shangri-La Asia Ltd.	10,918,000	7,654,586
Sino Land Co. Ltd.	21,604,000	22,346,271
SITC International Holdings Co. Ltd.	8,215,000	18,334,049
SJM Holdings Ltd.(a)(b)	15,009,000	4,837,838
SmarTone Telecommunications Holdings Ltd.	2,466,500	1,183,468
Stella International Holdings Ltd.(b)	2,130,000	3,549,614
Sun Hung Kai Properties Ltd.	8,671,500	75,082,380
SUNeVision Holdings Ltd.	2,109,000	741,429
Swire Pacific Ltd., Class A	2,849,000	24,577,684
Swire Properties Ltd.	6,669,800	10,533,810
Techtronic Industries Co. Ltd.	8,326,500	106,634,913
Texhong International Group Ltd.(a)	1,281,500	656,099
Theme International Holdings Ltd.(b)	24,500,000	1,412,965
United Energy Group Ltd.(a)(b)	48,140,000	2,064,151
United Laboratories International Holdings Ltd. (The)	5,780,000	6,639,905
Vitasoy International Holdings Ltd.(b)	4,456,000	3,196,805
Viva Goods Co. Ltd.	20,624,000	1,530,305
VSTECS Holdings Ltd.	2,788,000	1,533,533
VTech Holdings Ltd.	992,900	6,532,357
WH Group Ltd.(c)	51,208,000	33,287,438
Wharf Holdings Ltd. (The)	6,161,407	16,893,638
Wharf Real Estate Investment Co. Ltd.	9,839,000	24,188,382
Wynn Macau Ltd.(b)	9,388,800	6,935,462
Xinyi Glass Holdings Ltd.(b)	10,678,000	11,279,795
Yue Yuen Industrial Holdings Ltd.	4,737,500	7,733,611
		2,022,014,413
Ireland — 0.3%
AIB Group PLC	9,502,684	54,508,200
Bank of Ireland Group PLC	5,933,498	67,196,484
Cairn Homes PLC	3,686,324	7,540,200
Dalata Hotel Group PLC	1,343,326	5,980,434
Glanbia PLC	1,061,743	21,246,328
Glenveagh Properties PLC(a)(c)	1,587,277	2,363,735
Irish Residential Properties REIT PLC	1,685,082	1,677,785
Kerry Group PLC, Class A	919,397	85,959,696
Kingspan Group PLC	917,628	85,857,110
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ireland (continued)
Uniphar PLC(a)	961,802	$2,714,285
		335,044,257
Israel — 1.0%
Africa Israel Residences Ltd.(b)	35,391	2,078,883
Airport City Ltd.(a)(b)	530,832	7,335,588
Alony Hetz Properties & Investments Ltd.(b)	1,018,157	6,796,034
Amot Investments Ltd.	1,264,562	5,125,545
Ashtrom Group Ltd.(a)(b)	156,923	1,970,221
Azorim-Investment Development & Construction Co. Ltd.(a)(b)	109,767	496,887
Azrieli Group Ltd.	272,247	16,709,809
Bank Hapoalim BM	7,691,834	70,582,846
Bank Leumi Le-Israel BM	9,218,750	79,442,485
Bezeq The Israeli Telecommunication Corp. Ltd.	12,908,986	14,632,543
Big Shopping Centers Ltd.(a)(b)	84,684	8,270,585
Blue Square Real Estate Ltd.(b)	6,905	473,787
Camtek Ltd./Israel	181,978	18,267,400
Cellcom Israel Ltd.(a)(b)	667,106	2,520,072
Cellebrite DI Ltd.(a)	352,415	4,828,086
Check Point Software Technologies Ltd.(a)	559,512	102,642,476
Clal Insurance Enterprises Holdings Ltd.(a)	408,379	6,221,260
CyberArk Software Ltd.(a)	259,511	66,533,430
Danel Adir Yeoshua Ltd.	34,165	2,800,589
Danya Cebus Ltd.	44,543	976,756
Delek Automotive Systems Ltd.	331,997	1,818,014
Delek Group Ltd.(b)	60,097	6,219,931
Delta Galil Ltd.	46,634	2,071,172
Elbit Systems Ltd.	167,992	30,068,060
Elco Ltd.(b)	20,036	571,252
Electra Consumer Products 1970 Ltd.(a)(b)	74,209	1,432,489
Electra Ltd./Israel(b)	10,667	3,909,472
Electra Real Estate Ltd.(b)	69,256	671,371
Energix-Renewable Energies Ltd.	1,806,443	6,182,960
Enlight Renewable Energy Ltd.(a)	753,914	11,551,021
Equital Ltd.(a)(b)	125,120	3,608,512
Fattal Holdings 1998 Ltd.(a)	39,629	4,192,379
FIBI Holdings Ltd.(b)	101,636	4,164,169
First International Bank Of Israel Ltd. (The)	451,542	18,205,629
Fiverr International Ltd.(a)(b)	214,489	5,600,308
Formula Systems 1985 Ltd.(b)	48,903	3,810,079
Fox Wizel Ltd.	49,752	3,264,007
G City Ltd.(a)	857,773	2,375,644
Gav-Yam Lands Corp. Ltd.	0	2
Global-e Online Ltd.(a)(b)	614,973	21,105,873
Harel Insurance Investments & Financial Services Ltd.	1,016,720	9,132,671
Hilan Ltd.	55,086	2,961,098
ICL Group Ltd.	4,662,201	19,516,326
Inmode Ltd.(a)(b)	499,933	9,058,786
Isracard Ltd.	1,062,168	3,693,942
Israel Canada T.R Ltd.(b)	873,407	3,084,100
Israel Corp Ltd.(b)	29,124	6,114,256
Israel Discount Bank Ltd., Class A	7,574,257	38,666,686
Isras Holdings Ltd., NVS(a)(b)	16,734	1,298,966
Isras Investment Co. Ltd.	10,099	1,835,348
Ituran Location and Control Ltd.	161,696	4,280,093
Kenon Holdings Ltd./Singapore(b)	146,089	3,707,665
Kornit Digital Ltd.(a)(b)	301,678	4,721,261
M Yochananof & Sons Ltd.(b)	4,678	232,075
Magic Software Enterprises Ltd.(b)	148,036	1,569,566
Matrix IT Ltd.	193,984	3,785,122
Maytronics Ltd.	245,170	1,008,301
Security	Shares	Value
Israel (continued)
Mega Or Holdings Ltd.(b)	112,662	$2,822,983
Melisron Ltd.	181,271	12,706,287
Menora Mivtachim Holdings Ltd.(b)	45,516	1,167,880
Migdal Insurance & Financial Holdings Ltd.(b)	3,918,928	4,650,703
Mivne Real Estate KD Ltd.	3,794,658	8,751,991
Mizrahi Tefahot Bank Ltd.	962,547	34,734,724
Monday.com Ltd.(a)	222,789	51,199,140
Nano Dimension Ltd., ADR(a)(b)	1,430,746	3,476,713
Nayax Ltd.(a)	27,193	596,286
Next Vision Stabilized Systems Ltd., NVS	322,927	3,890,944
Nice Ltd.(a)	382,748	69,081,841
Nova Ltd.(a)	181,235	36,415,870
Oddity Tech Ltd., Class A, NVS(a)(b)	199,165	8,055,228
Oil Refineries Ltd.	18,761,246	4,511,339
One Software Technologies Ltd.	218,580	2,735,361
OPC Energy Ltd.(a)(b)	665,947	4,749,611
OY Nofar Energy Ltd.(a)(b)	88,789	1,967,008
Pagaya Technologies Ltd., Class A(a)	203,773	3,032,142
Partner Communications Co. Ltd.(a)(b)	835,718	3,448,630
Paz Oil Co. Ltd.	71,294	6,736,552
Perion Network Ltd.(a)(b)	268,899	2,195,019
Phoenix Holdings Ltd. (The)	936,157	9,045,741
Prashkovsky Investments and Construction Ltd.(b)	14,455	306,431
Radware Ltd.(a)	310,664	7,039,646
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	79,481	4,401,500
Reit 1 Ltd.	1,012,893	3,787,169
Retailors Ltd.	67,762	1,047,982
Riskified Ltd.(a)	496,799	3,119,898
Sapiens International Corp. NV	191,230	7,396,617
Sella Capital Real Estate Ltd.	1,226,510	2,252,462
Shapir Engineering and Industry Ltd.(a)(b)	800,575	4,451,241
Shikun & Binui Ltd.(a)(b)	1,961,165	4,452,100
Shufersal Ltd.	1,591,620	10,778,694
Strauss Group Ltd.	369,646	5,387,874
Summit Real Estate Holdings Ltd.	107,273	1,270,289
Tadiran Group Ltd.(b)	21,478	1,073,668
Tel Aviv Stock Exchange Ltd.	575,131	4,568,972
Teva Pharmaceutical Industries Ltd., ADR(a)	6,828,651	119,023,387
Tower Semiconductor Ltd.(a)(b)	690,344	27,817,438
WalkMe Ltd.(a)	163,814	2,273,738
Wix.com Ltd.(a)	325,537	50,759,357
YH Dimri Construction & Development Ltd.	10,807	857,056
ZIM Integrated Shipping Services Ltd.	600,398	11,821,837
		1,214,053,237
Italy — 2.8%
A2A SpA	9,288,686	19,674,089
ACEA SpA	348,559	6,047,320
Amplifon SpA	734,518	23,328,584
Anima Holding SpA(c)	1,898,972	9,985,783
Ariston Holding NV	474,260	1,926,146
Ascopiave SpA	334,448	899,461
Azimut Holding SpA	661,858	16,583,404
Banca Generali SpA	417,363	18,162,175
Banca IFIS SpA	186,871	4,386,886
Banca Monte dei Paschi di Siena SpA	5,657,496	30,872,151
Banca Popolare di Sondrio SpA	2,761,433	21,045,253
Banco BPM SpA	7,565,581	52,381,586
BFF Bank SpA(c)	1,035,483	11,704,740
BPER Banca SpA	6,016,042	35,200,052
Brembo NV	1,001,204	11,231,794

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Brunello Cucinelli SpA	206,685	$19,305,874
Buzzi SpA	582,263	22,827,062
Carel Industries SpA(b)(c)	205,123	3,788,617
CIR SpA-Compagnie Industriali(a)	3,787,428	2,412,663
Credito Emiliano SpA	591,480	6,474,732
d'Amico International Shipping SA, NVS	250,502	1,895,063
Danieli & C Officine Meccaniche SpA(b)	117,381	4,573,281
Davide Campari-Milano NV	3,734,200	33,676,778
De' Longhi SpA	444,823	14,020,954
DiaSorin SpA	145,741	15,896,105
Digital Value SpA	6,614	393,690
El.En. SpA(b)	208,168	2,187,564
Enav SpA(c)	1,546,862	6,616,258
Enel SpA	49,028,610	350,023,782
Eni SpA	13,150,461	210,404,629
ERG SpA	380,547	10,090,442
Ferrari NV	762,716	313,913,002
Fila SpA	59,973	578,960
Fincantieri SpA(a)(b)	585,586	3,262,384
FinecoBank Banca Fineco SpA	3,614,731	61,364,460
Generali	5,987,216	154,967,184
GVS SpA(a)(c)	386,788	2,672,949
Hera SpA	4,669,160	17,084,433
Industrie De Nora SpA(b)	190,289	2,204,230
Infrastrutture Wireless Italiane SpA(c)	1,925,862	21,429,489
Interpump Group SpA	436,414	18,926,523
Intesa Sanpaolo SpA	87,587,230	355,677,043
Iren SpA	4,373,780	8,899,965
Italgas SpA	2,868,116	15,336,287
Iveco Group NV	1,129,217	11,596,074
Juventus Football Club SpA, NVS(a)(b)	697,745	1,797,220
Leonardo SpA	2,233,520	53,214,441
LU-VE SpA, NVS	50,935	1,413,941
Maire Tecnimont SpA	1,211,872	9,615,934
MARR SpA	261,073	3,252,771
Mediobanca Banca di Credito Finanziario SpA	3,233,259	52,486,262
MFE-MediaForEurope NV, NVS	384,101	1,782,493
MFE-MediaForEurope NV, Class A	1,789,832	6,097,515
Moncler SpA	1,326,772	79,110,190
Nexi SpA(a)(c)	3,530,438	21,668,689
OVS SpA(c)	1,086,330	3,073,100
Pharmanutra SpA(b)	21,997	1,127,719
Piaggio & C SpA	1,626,792	4,481,163
Pirelli & C SpA(c)	2,031,333	12,716,718
Poste Italiane SpA(c)	3,047,644	41,257,614
Prysmian SpA	1,589,132	109,244,080
RAI Way SpA(c)	248,778	1,340,815
Recordati Industria Chimica e Farmaceutica SpA	605,284	32,953,577
Reply SpA	168,843	23,966,546
Safilo Group SpA(a)	1,310,563	1,480,764
Saipem SpA(a)	7,879,527	18,718,871
Salcef Group SpA	131,698	3,641,645
Salvatore Ferragamo SpA(b)	420,187	3,663,958
Sanlorenzo SpA/Ameglia	30,990	1,261,764
Saras SpA	3,073,852	5,319,435
Seco SpA(a)(b)	139,212	389,462
Sesa SpA	36,080	3,964,681
Snam SpA	12,187,438	58,239,192
SOL SpA	207,696	7,766,393
Spaxs SpA(b)	162,660	833,794
Stellantis NV	13,378,970	222,947,943
Tamburi Investment Partners SpA	385,671	3,888,794
Security	Shares	Value
Italy (continued)
Technogym SpA(c)	781,138	$7,660,961
Technoprobe SpA(a)	759,888	6,914,014
Telecom Italia SpA/Milano(a)(b)	59,309,646	14,537,523
Tenaris SA, NVS	2,817,150	44,699,232
Terna - Rete Elettrica Nazionale	8,431,228	70,208,968
Tinexta SpA	71,660	1,174,186
UniCredit SpA	9,183,968	377,228,732
Unipol Gruppo SpA	2,482,426	26,746,548
Webuild SpA	2,484,552	6,504,198
Wiit SpA	28,291	688,903
Zignago Vetro SpA	69,674	855,147
		3,305,865,797
Japan — 24.8%
77 Bank Ltd. (The)	476,000	14,860,324
ABC-Mart Inc.	622,200	12,264,634
Acom Co. Ltd.	1,323,900	3,812,169
Activia Properties Inc.	3,741	8,850,030
Adastria Co. Ltd.	162,500	3,617,151
ADEKA Corp.	621,800	13,200,714
Advance Logistics Investment Corp.	3,584	2,852,303
Advance Residence Investment Corp.	8,152	17,102,658
Advantest Corp.	4,645,000	205,594,035
Aeon Co. Ltd.	3,952,300	90,177,974
Aeon Delight Co. Ltd.	101,000	2,632,204
AEON Financial Service Co. Ltd.	703,300	6,456,432
Aeon Hokkaido Corp.	155,300	949,279
Aeon Mall Co. Ltd.	601,300	8,243,956
AEON REIT Investment Corp.	11,814	10,208,686
AGC Inc.	1,210,200	43,312,746
Ai Holdings Corp.	186,100	3,111,016
Aica Kogyo Co. Ltd.	317,000	7,336,475
Aichi Financial Group Inc., NVS	234,600	4,234,569
Aida Engineering Ltd.	497,400	2,827,061
Aiful Corp.	2,235,100	5,792,810
Ain Holdings Inc.(b)	157,000	6,036,066
Air Water Inc.	1,093,700	16,067,618
Aisin Corp.	1,067,600	36,016,533
Ajinomoto Co. Inc.	2,840,900	117,003,160
Alfresa Holdings Corp.	977,200	15,266,188
Alpen Co. Ltd.	59,400	873,715
Alps Alpine Co. Ltd.	1,100,676	11,665,449
Alps Logistics Co. Ltd.	102,900	3,916,556
Amada Co. Ltd.	1,976,400	23,210,692
Amano Corp.	472,100	11,968,688
Amvis Holdings Inc.	224,400	3,906,872
ANA Holdings Inc.	1,003,400	19,192,756
Anritsu Corp.	812,500	6,973,409
Anycolor Inc.(a)(b)	153,200	2,600,041
AOKI Holdings Inc.	174,700	1,596,771
Aozora Bank Ltd.(b)	679,200	11,291,375
Appier Group Inc.(a)(b)	374,000	3,100,554
Arata Corp.	48,000	1,143,380
Arclands Corp.	178,900	2,173,031
Arcs Co. Ltd.	183,600	3,335,811
ARE Holdings Inc.	497,300	6,804,011
Argo Graphics Inc.	17,300	589,550
Ariake Japan Co. Ltd.	94,700	3,379,236
Artience Co. Ltd.	175,200	3,704,799
As One Corp.	298,400	6,429,228
Asahi Group Holdings Ltd.	2,911,500	107,181,574
Asahi Intecc Co. Ltd.	1,313,400	20,820,961
Asahi Kasei Corp.	7,538,000	54,358,509
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Asics Corp.	3,928,200	$64,109,516
ASKUL Corp.	233,300	3,297,170
Astellas Pharma Inc.	10,902,800	126,450,130
Atom Corp.(a)(b)	838,000	4,168,435
Autobacs Seven Co. Ltd.	591,600	6,539,635
Avex Inc.	184,700	1,848,560
Awa Bank Ltd. (The)	170,700	3,166,472
Axial Retailing Inc.	86,800	594,486
Azbil Corp.	716,000	20,806,380
AZ-COM MARUWA Holdings Inc.	273,800	2,357,860
Bandai Namco Holdings Inc.	3,639,800	77,348,471
BayCurrent Consulting Inc.	804,600	24,769,299
Belc Co. Ltd.	40,500	1,697,807
Bell System24 Holdings Inc.	105,500	1,090,692
Belluna Co. Ltd.	160,500	834,708
Bengo4.com Inc.(a)(b)	49,700	1,208,598
Bic Camera Inc.	686,900	7,751,782
BIPROGY Inc.	502,100	16,453,085
BML Inc.	126,900	2,531,610
Bridgestone Corp.	3,457,100	140,958,564
Brother Industries Ltd.	1,407,100	28,868,562
Bunka Shutter Co. Ltd.	69,900	807,053
C Uyemura & Co. Ltd.	56,500	4,054,136
Calbee Inc.	522,700	11,998,416
Canon Electronics Inc.	97,100	1,483,032
Canon Inc.	6,093,200	190,727,488
Canon Marketing Japan Inc.	246,900	7,645,610
Capcom Co. Ltd.	2,101,500	44,896,269
Casio Computer Co. Ltd.	1,211,500	9,750,875
Cawachi Ltd.	90,000	1,669,018
Central Glass Co. Ltd.	124,900	3,131,788
Central Japan Railway Co.	4,609,000	108,666,125
Change Holdings Inc.(b)	257,400	1,920,962
Chiba Bank Ltd. (The)	3,320,200	31,101,880
Chiyoda Corp.(a)(b)	880,400	1,803,527
Chofu Seisakusho Co. Ltd.	28,000	400,699
Chubu Electric Power Co. Inc.	3,880,600	48,928,621
Chudenko Corp.	18,400	429,527
Chugai Pharmaceutical Co. Ltd.	4,068,300	177,550,674
Chugin Financial Group Inc., NVS	940,700	10,479,724
Chugoku Electric Power Co. Inc. (The)	1,753,900	12,755,601
Chugoku Marine Paints Ltd.	145,000	2,006,000
Citizen Watch Co. Ltd.	1,517,600	10,233,118
CKD Corp.	416,800	8,324,173
Coca-Cola Bottlers Japan Holdings Inc.	796,950	11,884,692
COLOPL Inc.	501,800	2,039,474
Colowide Co. Ltd.	473,900	6,523,538
Comforia Residential REIT Inc.	5,425	11,254,557
COMSYS Holdings Corp.	686,500	14,779,097
Comture Corp.	102,700	1,291,058
Concordia Financial Group Ltd.	6,272,000	39,529,343
Cosmo Energy Holdings Co. Ltd.	436,500	23,425,467
Cosmos Pharmaceutical Corp.	119,000	10,699,142
Cover Corp.(a)(b)	203,300	2,660,125
CRE Logistics REIT Inc.	4,095	3,947,741
Create Restaurants Holdings Inc.	705,400	5,035,580
Create SD Holdings Co. Ltd.	153,300	3,439,546
Credit Saison Co. Ltd.	884,300	20,497,366
Curves Holdings Co. Ltd.	127,000	697,547
CyberAgent Inc.	2,583,500	16,703,428
Cybozu Inc.	172,700	2,088,807
Dai Nippon Printing Co. Ltd.	1,288,300	42,382,766
Security	Shares	Value
Japan (continued)
Daicel Corp.	1,428,000	$13,881,292
Daido Steel Co. Ltd.	735,100	7,355,049
Daifuku Co. Ltd.	1,847,800	33,442,011
Daihen Corp.	112,400	5,515,868
Dai-ichi Life Holdings Inc.	5,575,100	169,986,453
Daiichi Sankyo Co. Ltd.	11,196,800	456,019,498
Daiichikosho Co. Ltd.	452,000	5,455,589
Daiki Aluminium Industry Co. Ltd.	109,500	908,121
Daikin Industries Ltd.	1,598,600	231,807,475
Daikokutenbussan Co. Ltd.	24,800	1,763,574
Daio Paper Corp.	525,100	3,134,015
Daiseki Co. Ltd.	241,220	5,774,390
Daishi Hokuetsu Financial Group Inc.	178,200	7,100,489
Daito Trust Construction Co. Ltd.	352,500	42,391,682
Daiwa House Industry Co. Ltd.	3,514,400	99,522,123
Daiwa House REIT Investment Corp.	14,438	23,235,289
Daiwa Office Investment Corp.(b)	3,575	7,003,308
Daiwa Securities Group Inc.	8,006,600	66,103,237
Daiwa Securities Living Investments Corp.	13,532	9,204,705
Daiwabo Holdings Co. Ltd.	540,000	10,175,587
DCM Holdings Co. Ltd.	705,700	6,811,813
DeNA Co. Ltd.	572,300	5,916,205
Denka Co. Ltd.	500,200	7,289,414
Denso Corp.	11,432,000	187,473,441
Dentsu Group Inc.	1,191,700	31,512,371
Dentsu Soken Inc.	139,200	5,291,735
Descente Ltd.	195,400	5,159,820
Dexerials Corp.	329,100	15,799,657
DIC Corp.	532,000	10,943,962
Digital Arts Inc.	62,000	1,968,332
Digital Garage Inc.	190,800	3,548,731
Dip Corp.	208,300	4,282,490
Disco Corp.	560,000	187,262,068
DMG Mori Co. Ltd.	752,500	19,146,998
Doshisha Co. Ltd.	83,500	1,274,994
Doutor Nichires Holdings Co. Ltd.	185,500	2,878,852
Dowa Holdings Co. Ltd.	295,600	10,848,570
DTS Corp.	207,400	5,995,693
Duskin Co. Ltd.	242,600	6,378,448
DyDo Group Holdings Inc.	59,700	1,080,232
Earth Corp.	87,100	2,919,345
East Japan Railway Co.	5,419,600	103,261,831
Ebara Corp.	2,925,500	41,894,660
EDION Corp.	574,400	6,692,473
eGuarantee Inc.	164,900	1,614,334
Eiken Chemical Co. Ltd.	150,300	2,434,063
Eisai Co. Ltd.	1,524,200	58,126,778
Eizo Corp.	95,900	3,103,405
Elecom Co. Ltd.	228,600	2,506,589
Electric Power Development Co. Ltd.	850,400	14,057,810
en Japan Inc.	175,600	3,287,381
ENEOS Holdings Inc.	17,432,250	91,336,982
Enplas Corp.(b)	32,000	1,621,909
ES-Con Japan Ltd.	88,800	613,085
Euglena Co. Ltd.(a)(b)	681,900	2,509,958
Exedy Corp.	248,700	5,280,557
EXEO Group Inc.	1,148,800	12,530,531
Ezaki Glico Co. Ltd.	298,300	9,161,936
Fancl Corp.	519,000	10,051,732
FANUC Corp.	5,752,000	170,528,111
Fast Retailing Co. Ltd.	1,059,900	292,160,098
FCC Co. Ltd.	183,200	2,858,001

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Ferrotec Holdings Corp.	283,800	$4,705,946
Financial Products Group Co. Ltd.	336,500	5,844,262
Food & Life Companies Ltd.	677,500	11,872,560
FP Corp.	252,800	4,360,483
FP Partner Inc.(b)	45,700	944,422
Freee KK(a)	252,900	4,143,544
Frontier Real Estate Investment Corp.	2,928	8,488,005
Fuji Co. Ltd./Ehime	201,900	2,655,750
Fuji Corp./Aichi	525,800	8,792,880
Fuji Electric Co. Ltd.	774,100	43,540,724
Fuji Kyuko Co. Ltd.	115,400	2,355,018
Fuji Media Holdings Inc.	219,800	2,755,100
Fuji Oil Holdings Inc.	238,200	4,973,496
Fuji Seal International Inc.	229,000	3,660,944
Fuji Soft Inc.	291,500	13,965,846
Fujicco Co. Ltd.	9,800	121,278
FUJIFILM Holdings Corp.	6,794,200	161,538,403
Fujikura Ltd.	1,534,700	30,745,592
Fujimi Inc.	329,700	6,924,430
Fujimori Kogyo Co. Ltd.	13,900	418,045
Fujitec Co. Ltd.	472,900	13,678,742
Fujitsu General Ltd.	469,400	6,158,541
Fujitsu Ltd.	10,601,900	192,532,179
Fujiya Co. Ltd.	73,900	1,338,298
Fukuoka Financial Group Inc.	1,012,980	28,412,930
Fukuoka REIT Corp.	5,784	6,055,471
Fukushima Galilei Co. Ltd.	7,800	350,712
Fukuyama Transporting Co. Ltd.	97,800	2,638,070
Funai Soken Holdings Inc.	169,100	2,467,500
Furukawa Co. Ltd.	180,500	2,204,684
Furukawa Electric Co. Ltd.	444,000	12,146,397
Fuso Chemical Co. Ltd.	87,200	2,256,975
Future Corp.	234,800	2,688,282
Fuyo General Lease Co. Ltd.	82,800	6,767,510
G-7 Holdings Inc.	67,800	763,872
Genky DrugStores Co. Ltd.(b)	54,400	1,255,524
Geo Holdings Corp.	125,400	1,376,950
Global One Real Estate Investment Corp.	7,833	5,293,543
Glory Ltd.	228,300	4,150,307
GLP J-REIT	29,594	25,926,810
GMO Financial Gate Inc.	21,300	942,590
GMO Financial Holdings Inc.	110,300	471,731
GMO internet group Inc.	506,200	8,386,949
GMO Payment Gateway Inc.	255,500	14,646,355
GNI Group Ltd.(a)(b)	311,000	4,760,313
Goldcrest Co. Ltd.	69,500	1,328,353
Goldwin Inc.	129,300	7,963,315
Gree Inc.	535,100	1,891,915
GS Yuasa Corp.	494,900	8,805,889
GungHo Online Entertainment Inc.	250,530	4,898,117
Gunma Bank Ltd. (The)	2,460,500	16,692,212
Gunze Ltd.	80,700	2,996,528
H.U. Group Holdings Inc.	292,900	5,154,601
H2O Retailing Corp.	616,200	10,718,567
Hachijuni Bank Ltd. (The)	2,436,600	17,367,092
Hakuhodo DY Holdings Inc.	1,340,700	10,948,603
Hakuto Co. Ltd.	62,900	2,106,522
Hamamatsu Photonics KK	853,000	24,565,497
Hankyu Hanshin Holdings Inc.	1,355,700	38,683,445
Hankyu Hanshin REIT Inc.	5,037	4,473,606
Hanwa Co. Ltd.	170,300	6,582,522
Harmonic Drive Systems Inc.	306,300	8,417,714
Security	Shares	Value
Japan (continued)
Haseko Corp.	1,513,300	$18,885,168
Hazama Ando Corp.	1,167,700	9,436,298
Heiwa Corp.	461,900	6,626,632
Heiwa Real Estate Co. Ltd.	172,200	4,949,602
Heiwa Real Estate REIT Inc.	7,332	6,421,487
Heiwado Co. Ltd.	176,500	2,889,901
Hiday Hidaka Corp.	105,200	1,947,329
Hikari Tsushin Inc.	116,000	21,721,498
Hino Motors Ltd.(a)	1,639,100	5,295,315
Hioki EE Corp	44,400	2,380,755
Hirata Corp.	47,800	1,978,562
Hirogin Holdings Inc.	1,740,800	14,130,362
Hirose Electric Co. Ltd.	174,145	21,803,611
HIS Co. Ltd.(a)	289,000	3,333,665
Hisamitsu Pharmaceutical Co. Inc.	286,300	7,885,792
Hitachi Construction Machinery Co. Ltd.	646,100	16,092,487
Hitachi Ltd.	28,051,100	606,090,657
Hitachi Zosen Corp.	1,080,900	7,847,255
Hogy Medical Co. Ltd.	144,900	3,986,089
Hokkaido Electric Power Co. Inc.	1,063,600	7,232,344
Hokkoku Financial Holdings Inc.	112,200	4,224,644
Hokuetsu Corp.(b)	888,100	6,874,931
Hokuhoku Financial Group Inc.	812,300	11,359,654
Hokuriku Electric Power Co.	958,300	6,142,198
Hokuto Corp.	125,000	1,596,148
Honda Motor Co. Ltd.	27,604,600	294,943,346
Horiba Ltd.	214,800	17,000,393
Hoshino Resorts REIT Inc.	1,665	5,760,081
Hoshizaki Corp.	656,500	20,675,683
Hosiden Corp.	420,000	5,729,908
House Foods Group Inc.	456,500	9,005,577
Hoya Corp.	2,124,300	266,176,348
Hulic Co. Ltd.	2,332,400	22,766,795
Hulic REIT Inc.	8,267	7,868,957
Hyakugo Bank Ltd. (The)	1,436,600	6,432,191
Ibiden Co. Ltd.	689,400	26,722,643
Ichibanya Co. Ltd.	472,100	3,359,250
Ichigo Inc.	1,840,400	5,188,520
Ichigo Office REIT Investment Corp.	9,116	5,090,628
Idec Corp./Japan	148,600	3,061,574
Idemitsu Kosan Co. Ltd.	5,850,740	38,534,817
IDOM Inc.	349,200	2,651,660
IHI Corp.	871,600	31,796,510
Iida Group Holdings Co. Ltd.	879,000	13,212,822
Iino Kaiun Kaisha Ltd.	745,400	6,299,172
Inaba Denki Sangyo Co. Ltd.	226,200	5,930,655
Inabata & Co. Ltd.	225,100	5,041,163
Industrial & Infrastructure Fund Investment Corp.	16,083	13,272,761
Infomart Corp.	1,278,000	2,736,793
Infroneer Holdings Inc.	1,561,356	13,539,400
Inpex Corp.	5,974,700	92,258,240
Insource Co. Ltd.	260,800	1,529,330
Internet Initiative Japan Inc.	621,600	10,512,217
Invincible Investment Corp.	46,193	20,923,114
Iriso Electronics Co. Ltd.	107,200	2,154,629
Ise Chemicals Corp.(b)	12,000	1,645,632
Isetan Mitsukoshi Holdings Ltd.	2,053,600	40,856,991
Isuzu Motors Ltd.	3,533,800	47,802,160
Ito En Ltd.	335,100	7,944,482
ITOCHU Corp.	7,182,900	368,363,723
Itochu Enex Co. Ltd.	245,500	2,802,362
Itoham Yonekyu Holdings Inc.	175,480	5,179,756
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Iwatani Corp.	264,500	$16,785,462
Iyogin Holdings Inc., NVS	1,753,100	17,613,737
Izumi Co. Ltd.	152,900	3,643,060
J Front Retailing Co. Ltd.	1,481,300	17,943,403
J Trust Co. Ltd.(b)	439,400	1,206,595
JAC Recruitment Co. Ltd.	234,000	1,128,474
Jaccs Co. Ltd.	127,000	4,123,206
JAFCO Group Co. Ltd.	315,000	3,987,123
Japan Airlines Co. Ltd.	899,500	14,574,486
Japan Airport Terminal Co. Ltd.	365,400	13,338,660
Japan Aviation Electronics Industry Ltd.	252,000	4,223,114
Japan Elevator Service Holdings Co. Ltd.	395,900	7,305,675
Japan Excellent Inc.	7,997	6,361,501
Japan Exchange Group Inc.	3,002,800	70,500,970
Japan Hotel REIT Investment Corp.	28,217	14,413,818
Japan Lifeline Co. Ltd.	468,300	3,626,792
Japan Logistics Fund Inc.	6,241	10,677,036
Japan Material Co. Ltd.	345,800	4,587,871
Japan Metropolitan Fund Invest	43,854	27,382,350
Japan Petroleum Exploration Co. Ltd.	209,700	8,646,492
Japan Post Bank Co. Ltd.	8,642,600	89,936,336
Japan Post Holdings Co. Ltd.	12,585,600	133,287,269
Japan Post Insurance Co. Ltd.	1,144,600	23,564,493
Japan Prime Realty Investment Corp.	5,424	11,801,239
Japan Real Estate Investment Corp.	8,094	28,074,091
Japan Securities Finance Co. Ltd.	864,700	9,853,704
Japan Steel Works Ltd. (The)	433,600	12,329,539
Japan Tobacco Inc.	7,270,900	213,947,533
Japan Wool Textile Co. Ltd. (The)	72,800	646,346
JCR Pharmaceuticals Co. Ltd.	440,900	1,720,321
JCU Corp.	92,300	2,301,849
Jeol Ltd.	265,900	10,705,752
JFE Holdings Inc.	3,437,500	50,353,734
JGC Holdings Corp.	1,337,300	11,357,287
JINS Holdings Inc.	70,700	2,170,193
JMDC Inc.(b)	178,300	3,957,272
J-Oil Mills Inc.	71,200	993,184
Joshin Denki Co. Ltd.	24,300	457,027
Joyful Honda Co. Ltd.	246,100	3,582,462
JTEKT Corp.	1,227,600	8,824,217
JTOWER Inc.(a)(b)	73,600	802,249
Juroku Financial Group Inc.	146,000	4,685,107
Justsystems Corp.	193,100	4,085,282
JVCKenwood Corp.	910,400	5,577,849
Kadokawa Corp.	602,000	11,132,643
Kaga Electronics Co. Ltd.	79,200	2,873,492
Kagome Co. Ltd.	562,000	13,126,966
Kajima Corp.	2,565,400	49,572,551
Kakaku.com Inc.	809,000	11,309,405
Kaken Pharmaceutical Co. Ltd.	172,200	4,686,631
Kameda Seika Co. Ltd.	25,800	752,758
Kamigumi Co. Ltd.	637,400	14,536,429
Kanamoto Co. Ltd.	147,400	2,754,324
Kandenko Co. Ltd.	703,400	9,500,314
Kaneka Corp.	236,500	6,686,776
Kanematsu Corp.	593,400	10,050,485
Kansai Electric Power Co. Inc. (The)	4,271,300	73,106,685
Kansai Paint Co. Ltd.	1,094,200	17,970,477
Kao Corp.	2,826,000	123,749,611
Kappa Create Co. Ltd.(b)	145,800	1,835,260
Kasumigaseki Capital Co. Ltd.(b)	42,100	3,636,885
Katakura Industries Co. Ltd.	39,600	552,235
Security	Shares	Value
Japan (continued)
Katitas Co. Ltd.	263,700	$3,305,611
Kato Sangyo Co. Ltd.	109,100	3,106,191
Kawasaki Heavy Industries Ltd.	919,600	33,741,611
Kawasaki Kisen Kaisha Ltd.	2,382,000	36,599,784
KDDI Corp.	9,009,200	271,086,878
KDX Realty Investment Corp.	27,367	28,214,699
KeePer Technical Laboratory Co. Ltd.	85,400	2,067,216
Keihan Holdings Co. Ltd.	597,200	12,173,304
Keihanshin Building Co. Ltd.	92,600	1,009,750
Keikyu Corp.	1,340,700	10,600,525
Keio Corp.	614,700	15,391,421
Keisei Electric Railway Co. Ltd.	822,900	24,612,168
Keiyo Bank Ltd. (The)	629,700	3,543,677
Kewpie Corp.	605,400	15,550,744
Keyence Corp.	1,177,500	514,873,796
KH Neochem Co. Ltd.	185,800	2,771,301
Kikkoman Corp.	4,182,100	52,334,563
Kinden Corp.	815,600	17,207,584
Kintetsu Group Holdings Co. Ltd.	1,080,800	25,031,526
Kirin Holdings Co. Ltd.	4,727,000	66,828,301
Kisoji Co. Ltd.	150,200	2,649,837
Kissei Pharmaceutical Co. Ltd.	160,600	3,734,299
Ki-Star Real Estate Co. Ltd.	46,800	1,081,737
Kitz Corp.	565,500	4,167,507
Kiyo Bank Ltd. (The)	469,300	6,138,231
Koa Corp.(b)	168,300	1,488,339
Kobayashi Pharmaceutical Co. Ltd.	293,400	11,802,199
Kobe Bussan Co. Ltd.	921,800	24,749,269
Kobe Steel Ltd.	2,260,400	28,215,070
Koei Tecmo Holdings Co. Ltd.	839,932	8,208,603
Kohnan Shoji Co. Ltd.	154,100	4,155,226
Koito Manufacturing Co. Ltd.	1,267,000	18,734,247
Kokuyo Co. Ltd.	624,700	10,482,416
Komatsu Ltd.	5,592,900	158,992,581
KOMEDA Holdings Co. Ltd.	309,600	5,550,385
Komeri Co. Ltd.	147,700	3,616,158
Konami Group Corp.	604,300	45,467,280
Konica Minolta Inc.	2,835,900	8,314,441
Konishi Co. Ltd.	193,000	1,537,607
Kose Corp.	202,700	13,545,674
Koshidaka Holdings Co. Ltd.	273,000	1,837,631
Kotobuki Spirits Co. Ltd.	623,800	8,010,893
K's Holdings Corp.	932,400	10,063,631
Kubota Corp.	6,046,000	86,922,805
Kumagai Gumi Co. Ltd.	163,400	3,916,281
Kumiai Chemical Industry Co. Ltd.	592,827	3,118,635
Kura Sushi Inc.	122,800	3,180,230
Kuraray Co. Ltd.	1,836,000	22,452,503
Kureha Corp.	268,200	5,327,347
Kurita Water Industries Ltd.	629,900	26,883,371
Kusuri no Aoki Holdings Co. Ltd.(b)	280,900	5,852,130
KYB Corp.	99,200	3,446,169
Kyocera Corp.	7,746,500	97,566,865
Kyoei Steel Ltd.	98,600	1,312,305
Kyokuto Kaihatsu Kogyo Co. Ltd.	131,000	2,337,003
Kyorin Pharmaceutical Co. Ltd.	465,400	5,319,009
Kyoritsu Maintenance Co. Ltd.	363,600	7,058,930
Kyoto Financial Group Inc.	1,307,300	24,416,966
Kyowa Kirin Co. Ltd.	1,632,700	34,437,884
Kyudenko Corp.	248,800	11,459,980
Kyushu Electric Power Co. Inc.	2,433,500	25,686,971
Kyushu Financial Group Inc.	2,199,600	13,548,644

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kyushu Railway Co.	807,200	$21,545,926
LaSalle Logiport REIT	11,472	11,318,652
Lasertec Corp.	487,000	86,409,946
Leopalace21 Corp.	1,044,100	3,835,575
Life Corp.	116,500	2,836,873
Lifenet Insurance Co.(a)(b)	297,700	3,379,541
Lintec Corp.	210,000	4,721,651
Lion Corp.	1,544,200	13,363,115
LITALICO Inc.	108,900	894,129
Lixil Corp.	1,741,500	20,159,893
LY Corp.	15,919,600	39,829,483
M&A Capital Partners Co. Ltd.	79,200	1,121,765
M&A Research Institute Holdings Inc., NVS(a)	173,800	3,500,876
M3 Inc.	2,653,800	24,779,210
Mabuchi Motor Co. Ltd.	594,000	9,131,180
Macnica Holdings Inc.	280,200	11,308,335
Maeda Kosen Co. Ltd.	75,200	823,307
Makino Milling Machine Co. Ltd.	123,300	5,531,993
Makita Corp.	1,355,400	44,677,268
Mandom Corp.	211,900	1,795,609
Mani Inc.	511,400	7,193,066
Marubeni Corp.	8,614,800	162,128,489
Maruha Nichiro Corp.	224,300	5,015,859
Marui Group Co. Ltd.	1,005,700	16,294,177
Maruichi Steel Tube Ltd.	311,800	7,598,305
Maruwa Co. Ltd./Aichi	51,800	13,877,998
Matsuda Sangyo Co. Ltd.	45,300	895,541
Matsui Securities Co. Ltd.	835,700	4,684,419
MatsukiyoCocokara & Co.	2,085,850	34,015,819
Max Co. Ltd.	67,800	1,696,333
Maxell Ltd.	463,600	5,319,715
Maxvalu Tokai Co. Ltd.	2,500	52,847
Mazda Motor Corp.	3,445,200	29,716,282
McDonald's Holdings Co. Japan Ltd.(b)	581,800	24,103,475
MCJ Co. Ltd.	265,800	2,418,197
Mebuki Financial Group Inc.	6,047,410	25,172,050
Medipal Holdings Corp.	1,072,200	19,353,491
Medley Inc.(a)(b)	140,500	3,836,653
Megachips Corp.	81,300	2,278,550
Megmilk Snow Brand Co. Ltd.	240,600	4,576,316
Meidensha Corp.	182,500	4,167,376
MEIJI Holdings Co. Ltd.	1,415,800	35,755,132
Meiko Electronics Co. Ltd.	117,600	4,714,235
MEITEC Group Holdings Inc.	460,700	10,402,639
Menicon Co. Ltd.	346,400	3,239,497
Mercari Inc.(a)(b)	716,300	10,738,904
METAWATER Co. Ltd.	68,900	855,658
Micronics Japan Co. Ltd.	182,000	7,231,984
Milbon Co. Ltd.	144,400	3,211,717
Mimasu Semiconductor Industry Co. Ltd.	124,900	3,076,316
Minebea Mitsumi Inc.	2,215,459	53,291,347
Mirai Corp.	10,389	3,097,701
Mirait One Corp.	614,600	8,734,351
MISUMI Group Inc.	1,724,100	31,727,979
Mitani Sekisan Co. Ltd.	15,000	561,720
Mitsubishi Chemical Group Corp.	8,068,900	47,656,897
Mitsubishi Corp.	20,392,100	421,138,742
Mitsubishi Electric Corp.	11,696,800	194,889,343
Mitsubishi Estate Co. Ltd.	6,809,500	116,060,623
Mitsubishi Estate Logistics REIT Investment Corp.	3,281	8,270,958
Mitsubishi Gas Chemical Co. Inc.	926,600	17,517,392
Security	Shares	Value
Japan (continued)
Mitsubishi HC Capital Inc.	5,360,770	$38,567,617
Mitsubishi Heavy Industries Ltd.	19,421,400	232,786,367
Mitsubishi Logisnext Co. Ltd.	100,500	882,475
Mitsubishi Logistics Corp.	455,600	15,936,347
Mitsubishi Materials Corp.	729,600	13,670,072
Mitsubishi Motors Corp.	4,092,100	11,665,296
Mitsubishi Pencil Co. Ltd.	169,700	2,633,199
Mitsubishi Research Institute Inc.	24,200	762,952
Mitsubishi Shokuhin Co. Ltd.	68,600	2,420,560
Mitsubishi UFJ Financial Group Inc.	67,166,000	775,790,839
Mitsuboshi Belting Ltd.	156,500	4,591,089
Mitsui & Co. Ltd.	15,561,000	361,075,663
Mitsui Chemicals Inc.	1,040,500	30,082,949
Mitsui DM Sugar Holdings Co. Ltd.	108,800	2,390,588
Mitsui E&S Co. Ltd.	569,600	4,958,799
Mitsui Fudosan Co. Ltd.	16,139,700	167,205,028
Mitsui Fudosan Logistics Park Inc.	3,665	10,326,856
Mitsui High-Tec Inc.	612,000	4,774,195
Mitsui Mining & Smelting Co. Ltd.	326,800	10,895,023
Mitsui OSK Lines Ltd.	2,075,400	65,921,244
Mitsui-Soko Holdings Co. Ltd.	112,800	3,595,482
Miura Co. Ltd.	546,000	12,681,767
Mixi Inc.	199,300	3,955,431
Mizuho Financial Group Inc.	14,530,170	332,161,786
Mizuho Leasing Co. Ltd.	710,100	5,358,274
Mizuno Corp.	102,000	5,153,340
Mochida Pharmaceutical Co. Ltd.	134,900	3,168,565
Modec Inc.	265,000	4,943,309
Monex Group Inc.	1,109,200	5,392,386
Money Forward Inc.(a)	261,000	8,721,555
Monogatari Corp. (The)	190,600	4,325,733
MonotaRO Co. Ltd.	1,531,400	21,648,327
Mori Hills REIT Investment Corp.	10,401	8,938,669
Mori Trust REIT Inc.	13,706	6,369,608
Morinaga & Co. Ltd./Japan	428,100	8,216,153
Morinaga Milk Industry Co. Ltd.	396,300	9,510,540
Morita Holdings Corp.	90,400	1,164,951
MOS Food Services Inc.	166,800	3,932,982
MS&AD Insurance Group Holdings Inc.	7,785,600	183,541,907
Murata Manufacturing Co. Ltd.	10,430,700	232,061,938
Musashi Seimitsu Industry Co. Ltd.	246,400	3,442,633
Musashino Bank Ltd. (The)	128,700	2,770,722
Nabtesco Corp.	642,800	12,725,436
Nachi-Fujikoshi Corp.	86,300	1,907,076
Nafco Co. Ltd.(b)	59,700	1,192,124
Nagaileben Co. Ltd.(b)	62,000	1,112,707
Nagase & Co. Ltd.	662,600	14,556,535
Nagawa Co. Ltd.	27,100	1,387,686
Nagoya Railroad Co. Ltd.	1,076,800	13,104,519
Nakanishi Inc.	473,600	8,181,333
Namura Shipbuilding Co. Ltd.	301,200	3,906,154
Nankai Electric Railway Co. Ltd.	602,100	10,655,728
Nanto Bank Ltd. (The)	137,100	3,199,237
NEC Corp.	1,495,400	129,433,800
NEC Networks & System Integration Corp.	596,400	10,984,204
NET One Systems Co. Ltd.	516,100	10,428,455
Nexon Co. Ltd.	2,046,200	44,072,493
Nextage Co. Ltd.(b)	269,800	3,673,313
NGK Insulators Ltd.	1,384,900	18,716,944
NH Foods Ltd.	511,800	16,905,334
NHK Spring Co. Ltd.	1,283,700	14,117,713
Nichias Corp.	446,900	13,920,432
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nichicon Corp.	455,500	$3,335,569
Nichiden Corp.	67,700	1,561,636
Nichiha Corp.	127,000	3,175,526
Nichirei Corp.	639,700	16,867,464
Nidec Corp.	2,533,900	111,467,946
Nifco Inc./Japan	533,400	13,524,454
Nihon Kohden Corp.	1,048,800	16,161,387
Nihon M&A Center Holdings Inc.	1,853,700	8,748,876
Nihon Parkerizing Co. Ltd.	679,000	5,606,516
Nikkiso Co. Ltd.	263,200	2,082,206
Nikkon Holdings Co. Ltd.	253,900	6,403,863
Nikon Corp.	1,781,900	20,466,258
Nintendo Co. Ltd.	6,276,300	346,818,228
Nippn Corp., New	284,700	4,475,414
Nippon Accommodations Fund Inc.	3,030	12,965,348
Nippon Building Fund Inc.	9,685	37,376,838
Nippon Carbon Co. Ltd.	48,700	1,609,748
Nippon Ceramic Co. Ltd.	99,100	1,639,852
Nippon Densetsu Kogyo Co. Ltd.	95,800	1,288,541
Nippon Electric Glass Co. Ltd.	518,500	12,372,392
Nippon Express Holdings Inc.	469,700	23,241,159
Nippon Gas Co. Ltd.	635,200	9,901,461
Nippon Kanzai Holdings Co. Ltd.	42,300	776,205
Nippon Kayaku Co. Ltd.	875,200	7,318,958
Nippon Light Metal Holdings Co. Ltd.	439,460	5,164,993
Nippon Paint Holdings Co. Ltd.	5,725,600	36,549,212
Nippon Paper Industries Co. Ltd.	562,800	3,644,480
Nippon Parking Development Co. Ltd.	1,071,100	1,472,982
Nippon Prologis REIT Inc.	14,106	23,305,900
Nippon REIT Investment Corp.	2,684	5,898,385
Nippon Road Co. Ltd. (The)	136,500	1,529,288
Nippon Sanso Holdings Corp.	1,044,300	34,129,536
Nippon Seiki Co. Ltd.	116,100	1,060,604
Nippon Shinyaku Co. Ltd.	304,100	6,953,401
Nippon Shokubai Co. Ltd.	540,800	5,863,979
Nippon Signal Company Ltd.	272,300	1,894,202
Nippon Soda Co. Ltd.	122,000	4,386,541
Nippon Steel Corp.	5,144,408	111,697,411
Nippon Telegraph & Telephone Corp.	179,077,500	190,845,257
Nippon Television Holdings Inc.	290,100	4,646,267
Nippon Yusen KK	2,787,100	89,811,174
Nipro Corp.	855,900	7,474,011
Nishimatsu Construction Co. Ltd.	187,200	6,101,497
Nishimatsuya Chain Co. Ltd.	418,400	6,372,990
Nishi-Nippon Financial Holdings Inc.	898,100	12,228,258
Nishi-Nippon Railroad Co. Ltd.	475,000	7,887,153
Nishio Holdings Co. Ltd.	31,100	844,979
Nissan Chemical Corp.	764,100	24,654,406
Nissan Motor Co. Ltd.	14,400,000	45,707,392
Nissan Shatai Co. Ltd.	241,100	1,504,876
Nissha Co. Ltd.	224,400	2,738,009
Nisshin Oillio Group Ltd. (The)	141,900	4,896,774
Nisshin Seifun Group Inc.	1,287,100	15,927,130
Nisshinbo Holdings Inc.	794,800	5,824,257
Nissin Foods Holdings Co. Ltd.	1,228,200	36,517,803
Nissui Corp.	1,923,900	11,548,031
Niterra Co. Ltd.	950,100	28,140,249
Nitori Holdings Co. Ltd.	490,000	59,924,765
Nitta Corp.	100,500	2,732,136
Nittetsu Mining Co. Ltd.	32,100	1,017,981
Nitto Boseki Co. Ltd.	135,700	5,135,641
Nitto Denko Corp.	874,600	75,944,550
Security	Shares	Value
Japan (continued)
Nitto Kogyo Corp.	156,900	$3,567,330
Noevir Holdings Co. Ltd.	88,700	3,429,516
NOF Corp.	1,431,800	20,518,378
Nohmi Bosai Ltd.	25,000	412,934
Nojima Corp.	292,800	3,219,863
NOK Corp.	591,100	8,640,046
Nomura Co. Ltd.	600,600	3,487,978
Nomura Holdings Inc.	18,083,700	111,496,998
Nomura Micro Science Co. Ltd.	156,500	3,726,530
Nomura Real Estate Holdings Inc.	671,300	18,765,992
Nomura Real Estate Master Fund Inc.	24,633	24,166,185
Nomura Research Institute Ltd.	2,291,540	70,743,715
Noritake Co. Ltd./Nagoya Japan	124,200	3,298,307
Noritsu Koki Co. Ltd.	101,100	2,734,099
Noritz Corp.	120,300	1,505,983
North Pacific Bank Ltd.	2,288,400	7,759,627
NS Solutions Corp.	348,000	7,980,524
NS United Kaiun Kaisha Ltd.	52,700	1,703,385
NSD Co. Ltd.	578,100	11,900,481
NSK Ltd.	2,253,600	11,815,408
NTN Corp.	2,557,600	5,173,879
NTT Data Group Corp.	3,776,300	58,813,670
NTT UD REIT Investment Corp.	9,385	7,270,290
Nxera Pharma Co. Ltd.(a)	469,400	5,252,316
Obara Group Inc.	63,400	1,686,788
Obayashi Corp.	3,943,000	51,768,922
OBIC Business Consultants Co. Ltd.	174,500	7,385,332
Obic Co. Ltd.	423,300	64,546,086
Odakyu Electric Railway Co. Ltd.	1,849,400	18,710,694
Ogaki Kyoritsu Bank Ltd. (The)	186,500	2,885,272
Ohsho Food Service Corp.	72,600	4,440,720
Oiles Corp.	104,200	1,631,334
Oji Holdings Corp.	5,016,100	21,363,360
Okamoto Industries Inc.	43,900	1,507,743
Okamura Corp.	502,200	7,388,539
Okasan Securities Group Inc.	1,290,800	6,249,755
Oki Electric Industry Co. Ltd.	608,100	4,126,838
Okinawa Cellular Telephone Co.	115,000	3,092,296
Okinawa Electric Power Co. Inc. (The)	210,616	1,555,159
Okinawa Financial Group Inc.	71,200	1,370,379
OKUMA Corp.	127,600	6,373,613
Okumura Corp.	197,100	6,729,871
Olympus Corp.	7,199,000	124,284,132
Omron Corp.	1,059,400	39,297,224
One REIT Inc.	711	1,226,807
Ono Pharmaceutical Co. Ltd.	2,290,200	33,785,775
Open House Group Co. Ltd.	471,000	16,682,251
Open Up Group Inc.	305,800	4,422,804
Optex Group Co. Ltd.	122,700	1,398,849
Optorun Co. Ltd.	155,900	2,035,989
Oracle Corp./Japan	228,100	18,619,616
Organo Corp.	151,800	6,884,903
Orient Corp.	569,110	3,990,720
Oriental Land Co. Ltd./Japan	6,598,700	188,917,499
ORIX Corp.	7,001,100	169,354,087
Orix JREIT Inc.	16,123	16,785,826
Osaka Gas Co. Ltd.	2,242,200	50,750,274
Osaka Organic Chemical Industry Ltd.	74,300	1,719,340
Osaka Soda Co. Ltd.	87,700	5,753,999
OSAKA Titanium Technologies Co. Ltd.(b)	190,200	3,115,609
OSG Corp.	552,800	7,626,702
Otsuka Corp.	1,431,000	31,722,088

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Otsuka Holdings Co. Ltd.	2,515,300	$128,200,569
PAL GROUP Holdings Co. Ltd.	262,100	3,597,272
PALTAC Corp.	160,500	4,923,556
Pan Pacific International Holdings Corp.	2,308,700	60,232,152
Panasonic Holdings Corp.	14,112,600	115,598,825
Paramount Bed Holdings Co. Ltd.	217,400	3,660,562
Park24 Co. Ltd.(a)	765,500	8,189,763
Pasona Group Inc.(b)	106,000	1,669,765
Penta-Ocean Construction Co. Ltd.	1,699,400	7,544,414
PeptiDream Inc.(a)	594,200	10,949,855
Persol Holdings Co. Ltd.	10,764,500	18,462,238
PHC Holdings Corp.(b)	131,700	988,016
Pigeon Corp.	833,200	8,477,785
PILLAR Corp./Japan	102,100	3,461,996
Pilot Corp.	158,200	4,751,990
Piolax Inc.	138,200	2,264,194
PKSHA Technology Inc.(a)	132,300	2,895,281
Plus Alpha Consulting Co. Ltd.	112,800	1,445,636
Pola Orbis Holdings Inc.	566,800	5,345,444
Pressance Corp.	78,100	1,055,983
Prestige International Inc.	360,900	1,713,437
Prima Meat Packers Ltd.	148,700	2,486,005
Raito Kogyo Co. Ltd.	228,800	3,319,647
Raiznext Corp.	161,100	1,979,440
Rakus Co. Ltd.	565,800	7,927,107
Rakuten Bank Ltd., NVS(a)	584,500	13,025,471
Rakuten Group Inc.(a)	9,118,800	53,497,031
Recruit Holdings Co. Ltd.	8,983,900	515,166,395
Relo Group Inc.	622,600	7,440,428
Renesas Electronics Corp.	9,083,200	156,447,880
Rengo Co. Ltd.	1,077,600	7,515,798
RENOVA Inc.(a)(b)	251,000	1,538,498
Resona Holdings Inc.	12,726,138	91,258,307
Resonac Holdings Corp.	1,069,000	26,538,674
Resorttrust Inc.	580,500	9,798,715
Retail Partners Co. Ltd.	40,800	457,471
Ricoh Co. Ltd.	3,341,400	31,106,110
Ricoh Leasing Co. Ltd.	65,300	2,377,106
Riken Keiki Co. Ltd.	105,400	3,094,490
Ringer Hut Co. Ltd.(b)	164,900	2,494,948
Rinnai Corp.	654,100	16,083,044
Riso Kagaku Corp.	68,000	1,527,376
Rohm Co. Ltd.	2,080,700	28,368,745
Rohto Pharmaceutical Co. Ltd.	1,203,200	28,261,861
Roland Corp.	69,400	1,798,671
Rorze Corp.(b)	65,400	10,636,438
Round One Corp.	1,434,800	8,542,848
Royal Holdings Co. Ltd.	169,800	2,871,503
RS Technologies Co. Ltd.	71,300	1,538,649
Ryohin Keikaku Co. Ltd.	1,542,200	29,082,451
Ryoyo Ryosan Holdings Inc.	262,504	5,030,472
S Foods Inc.	48,700	966,382
Saibu Gas Holdings Co. Ltd.	121,300	1,553,248
Saizeriya Co. Ltd.	185,200	7,136,380
Sakai Moving Service Co. Ltd.	61,800	1,095,404
Sakata INX Corp.	49,900	586,333
Sakata Seed Corp.	195,700	4,512,386
Sakura Internet Inc.(b)	127,300	2,582,392
SAMTY HOLDINGS Co. Ltd. /Japan	148,900	2,720,943
Samty Residential Investment Corp.	733	500,623
San-A Co. Ltd.	126,900	4,330,241
San-Ai Obbli Co. Ltd.	114,000	1,562,761
Security	Shares	Value
Japan (continued)
Sangetsu Corp.	283,600	$5,642,376
San-In Godo Bank Ltd. (The)	879,400	8,362,509
Sanken Electric Co. Ltd.	136,600	6,665,934
Sanki Engineering Co. Ltd.	13,100	204,823
Sankyo Co. Ltd.	1,232,200	13,682,314
Sankyu Inc.	247,200	8,443,813
Sanrio Co. Ltd.	960,900	20,401,166
Sansan Inc.(a)	462,200	6,960,377
Santen Pharmaceutical Co. Ltd.	2,058,800	24,708,036
Sanwa Holdings Corp.	1,224,100	26,220,509
Sanyo Chemical Industries Ltd.	21,100	578,339
Sanyo Denki Co. Ltd.	34,200	1,656,862
Sanyo Special Steel Co. Ltd.	110,700	1,568,872
Sapporo Holdings Ltd.	467,500	20,086,168
Sato Holdings Corp.	160,200	2,308,448
Sawai Group Holdings Co. Ltd.	224,500	9,855,453
SBI Holdings Inc.	1,606,900	41,769,174
SBI Sumishin Net Bank Ltd., NVS(b)	322,800	6,168,578
SBS Holdings Inc.	58,000	1,066,206
SCREEN Holdings Co. Ltd.	501,100	42,463,065
SCSK Corp.	898,400	17,687,618
Secom Co. Ltd.	1,272,800	81,271,779
Sega Sammy Holdings Inc.	955,800	15,478,102
Seibu Holdings Inc.	1,403,000	26,336,969
Seiko Epson Corp.	1,752,100	30,329,574
Seiko Group Corp.	145,700	4,354,879
Seino Holdings Co. Ltd.	783,200	12,257,700
Seiren Co. Ltd.	218,800	3,443,147
Sekisui Chemical Co. Ltd.	2,429,400	36,654,771
Sekisui House Ltd.	3,687,200	92,387,679
Sekisui House REIT Inc.	25,289	13,363,066
Senko Group Holdings Co. Ltd.	753,400	5,757,503
Septeni Holdings Co. Ltd.(b)	342,000	866,169
Seria Co. Ltd.	251,600	5,884,209
Seven & i Holdings Co. Ltd.	13,520,700	161,907,036
Seven Bank Ltd.	3,994,300	7,493,487
SG Holdings Co. Ltd.	1,889,100	19,209,591
Sharp Corp./Japan(a)(b)	1,542,599	8,983,746
Shibaura Machine Co. Ltd.	124,300	3,054,858
Shibaura Mechatronics Corp.	76,600	4,035,993
SHIFT Inc.(a)	75,000	5,761,286
Shiga Bank Ltd. (The)	219,700	5,900,608
Shikoku Electric Power Co. Inc.	858,600	7,488,212
Shikoku Kasei Holdings Corp.	97,200	1,485,946
Shimadzu Corp.	1,449,200	42,743,111
Shimamura Co. Ltd.	267,100	13,090,821
Shimano Inc.	473,700	84,036,282
Shimizu Corp.	3,121,400	19,617,828
Shin Nippon Biomedical Laboratories Ltd.(b)	118,300	988,907
Shin-Etsu Chemical Co. Ltd.	10,907,600	484,632,014
Shin-Etsu Polymer Co. Ltd.	123,700	1,327,788
Shinko Electric Industries Co. Ltd.	455,400	17,320,915
Shinmaywa Industries Ltd.	551,200	5,422,182
Shionogi & Co. Ltd.	1,566,000	68,886,886
Ship Healthcare Holdings Inc.	562,000	8,578,712
Shiseido Co. Ltd.	2,421,200	75,665,982
Shizuoka Financial Group Inc., NVS	2,640,500	26,374,083
Shizuoka Gas Co. Ltd.	137,200	872,235
SHO-BOND Holdings Co. Ltd.	262,900	10,124,952
Shochiku Co. Ltd.(b)	46,700	2,991,943
Shoei Co. Ltd.	293,500	3,889,904
Shoei Foods Corp.(b)	46,600	1,578,934
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Showa Sangyo Co. Ltd.	79,900	$1,744,058
Siix Corp.	170,500	1,420,674
Simplex Holdings Inc.	150,400	2,168,340
SKY Perfect JSAT Holdings Inc.	1,423,000	8,372,448
Skylark Holdings Co. Ltd.	1,409,400	19,313,320
SMC Corp.	346,500	168,594,831
SMS Co. Ltd.	492,100	7,172,700
Socionext Inc.	1,088,700	21,984,812
SoftBank Corp.	17,185,300	224,177,959
SoftBank Group Corp.	6,227,400	380,571,450
Sohgo Security Services Co. Ltd.	2,401,100	15,358,183
Sojitz Corp.	1,364,500	32,274,613
Sompo Holdings Inc.	5,383,100	122,744,991
Sony Group Corp.	7,562,000	671,646,217
SOSiLA Logistics REIT Inc.	3,616	2,797,309
Sotetsu Holdings Inc.	527,800	8,657,131
Sparx Group Co. Ltd.	21,120	231,092
Square Enix Holdings Co. Ltd.	514,500	17,375,653
SRE Holdings Corp.(a)(b)	56,400	1,817,105
Stanley Electric Co. Ltd.	779,900	15,312,487
Star Asia Investment Corp.	11,082	4,183,694
Star Micronics Co. Ltd.	222,600	3,123,851
Starts Corp. Inc.	139,500	3,217,785
Starts Proceed Investment Corp.	385	499,866
Strike Co. Ltd.	51,300	1,385,529
Subaru Corp.	3,682,600	70,803,498
Sugi Holdings Co. Ltd.	604,000	10,436,502
SUMCO Corp.	2,158,300	35,483,290
Sumiseki Holdings Inc.(b)	111,400	774,236
Sumitomo Bakelite Co. Ltd.	394,300	11,100,299
Sumitomo Chemical Co. Ltd.	8,966,700	22,985,718
Sumitomo Corp.	6,273,700	155,886,016
Sumitomo Electric Industries Ltd.	4,325,900	65,438,171
Sumitomo Forestry Co. Ltd.	948,900	40,463,894
Sumitomo Heavy Industries Ltd.	662,700	17,797,000
Sumitomo Metal Mining Co. Ltd.	1,501,200	45,777,699
Sumitomo Mitsui Construction Co. Ltd.	1,227,940	3,249,456
Sumitomo Mitsui Financial Group Inc.	7,573,800	546,926,214
Sumitomo Mitsui Trust Holdings Inc.	3,921,700	99,128,159
Sumitomo Osaka Cement Co. Ltd.	155,900	4,389,725
Sumitomo Pharma Co. Ltd.(a)(b)	996,400	2,762,403
Sumitomo Realty & Development Co. Ltd.	1,771,300	58,546,299
Sumitomo Riko Co. Ltd.	107,800	1,088,043
Sumitomo Rubber Industries Ltd.	987,500	10,289,292
Sumitomo Warehouse Co. Ltd. (The)	490,500	9,223,893
Sundrug Co. Ltd.	440,500	12,232,841
Suntory Beverage & Food Ltd.	844,800	30,341,963
Suruga Bank Ltd.	813,200	6,453,329
Suzuken Co. Ltd.	354,800	12,930,264
Suzuki Motor Corp.	9,509,500	109,284,903
Sysmex Corp.	3,011,600	49,303,704
Systena Corp.	2,064,300	4,646,307
T Hasegawa Co. Ltd.	126,600	2,718,290
T&D Holdings Inc.	2,940,800	55,127,464
Tadano Ltd.	678,200	5,042,830
Taihei Dengyo Kaisha Ltd.	54,000	1,905,674
Taiheiyo Cement Corp.	679,400	18,556,487
Taikisha Ltd.	121,800	4,198,594
Taisei Corp.	1,013,300	43,036,218
Taiyo Holdings Co. Ltd.	206,000	4,923,183
Taiyo Yuden Co. Ltd.	753,900	22,654,786
Takamatsu Construction Group Co. Ltd.	75,700	1,580,465
Security	Shares	Value
Japan (continued)
Takara Bio Inc.	261,300	$2,005,655
Takara Holdings Inc.	916,000	6,949,559
Takara Leben Real Estate Investment Corp.	5,783	3,854,802
Takasago Thermal Engineering Co. Ltd.	251,000	9,885,110
Takashimaya Co. Ltd.	895,100	16,575,488
Takeda Pharmaceutical Co. Ltd.	9,525,780	267,429,275
Takeuchi Manufacturing Co. Ltd.	236,900	7,577,822
Takuma Co. Ltd.	525,200	6,097,575
Tama Home Co. Ltd.	99,600	2,979,578
Tamron Co. Ltd.	228,200	6,454,454
TBS Holdings Inc.	200,200	5,654,084
TDK Corp.	2,358,700	164,548,333
TechMatrix Corp.	187,900	2,626,562
TechnoPro Holdings Inc.	638,500	12,277,708
Teijin Ltd.	1,001,300	9,635,533
Terumo Corp.	8,094,600	145,122,819
T-Gaia Corp.	114,300	2,960,203
THK Co. Ltd.	692,800	13,080,022
TIS Inc.	1,308,300	28,025,657
TKC Corp.	92,800	2,197,936
TKP Corp.(a)(b)	81,700	983,598
Toa Corp./Tokyo	385,600	2,599,631
Toagosei Co. Ltd.	697,800	7,475,433
Tobu Railway Co. Ltd.	1,111,800	19,529,834
Tocalo Co. Ltd.	538,500	7,037,173
Toda Corp.	1,502,100	10,856,027
Toei Animation Co. Ltd.(b)	318,800	4,944,032
Toei Co. Ltd.	183,000	4,714,712
Toenec Corp.	35,900	1,192,987
Toho Bank Ltd. (The)	935,400	1,963,006
Toho Co. Ltd./Tokyo	668,500	24,007,319
Toho Gas Co. Ltd.	457,700	14,136,657
Toho Holdings Co. Ltd.	452,100	13,146,364
Toho Titanium Co. Ltd.(b)	185,300	1,694,253
Tohoku Electric Power Co. Inc.	2,756,900	23,440,996
Tokai Carbon Co. Ltd.	1,321,300	8,467,562
Tokai Corp./Gifu	56,700	846,149
TOKAI Holdings Corp.	799,800	5,373,155
Tokai Rika Co. Ltd.	256,000	3,474,034
Tokai Tokyo Financial Holdings Inc.	2,021,600	7,900,551
Token Corp.	52,210	4,125,099
Tokio Marine Holdings Inc.	11,358,200	445,617,463
Tokuyama Corp.	431,300	8,454,964
Tokyo Century Corp.	793,200	8,449,304
Tokyo Electric Power Co. Holdings Inc.(a)	9,279,100	46,476,784
Tokyo Electron Device Ltd.	128,600	3,342,168
Tokyo Electron Ltd.	2,856,300	597,673,208
Tokyo Gas Co. Ltd.	2,255,900	49,425,925
Tokyo Kiraboshi Financial Group Inc.	172,900	5,210,949
Tokyo Ohka Kogyo Co. Ltd.	595,100	15,317,765
Tokyo Seimitsu Co. Ltd.	245,100	16,895,092
Tokyo Steel Manufacturing Co. Ltd.	499,500	6,354,685
Tokyo Tatemono Co. Ltd.	1,140,700	19,899,063
Tokyotokeiba Co. Ltd.	83,000	2,326,436
Tokyu Construction Co. Ltd.	637,000	3,349,568
Tokyu Corp.	3,026,100	36,662,350
Tokyu Fudosan Holdings Corp.	3,595,900	25,963,414
Tokyu REIT Inc.	6,584	6,657,399
TOMONY Holdings Inc.	946,400	2,705,195
Tomy Co. Ltd.	616,600	13,990,928
Topcon Corp.	665,100	6,879,185
Toppan Holdings Inc.	1,469,800	41,574,973

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Topre Corp.	181,500	$2,490,497
Toray Industries Inc.	8,298,100	43,142,257
Toridoll Holdings Corp.(b)	279,000	7,296,607
Torii Pharmaceutical Co. Ltd.	56,300	1,403,902
Tosei Corp.	69,200	1,154,916
Toshiba TEC Corp.	164,000	3,676,079
Tosoh Corp.	1,594,200	21,686,406
Totetsu Kogyo Co. Ltd.	120,100	2,602,518
TOTO Ltd.	866,600	23,861,990
Towa Corp.(b)	126,900	7,309,598
Towa Pharmaceutical Co. Ltd.	120,900	2,473,606
Toyo Construction Co. Ltd.	308,000	3,141,400
Toyo Gosei Co. Ltd.(b)	29,200	1,814,172
Toyo Seikan Group Holdings Ltd.	759,100	13,033,972
Toyo Suisan Kaisha Ltd.	545,700	36,641,538
Toyo Tanso Co. Ltd.	106,900	4,343,231
Toyo Tire Corp.	731,000	11,926,884
Toyobo Co. Ltd.	587,300	4,032,305
Toyoda Gosei Co. Ltd.	348,600	6,364,978
Toyota Boshoku Corp.	533,500	7,189,272
Toyota Industries Corp.	884,800	74,385,219
Toyota Motor Corp.	64,168,425	1,232,723,899
Toyota Tsusho Corp.	3,843,400	76,841,167
Trancom Co. Ltd.	8,300	368,714
Transcosmos Inc.	115,500	2,659,278
TRE Holdings Corp.	209,200	1,826,298
Trend Micro Inc./Japan	813,900	39,012,250
Tri Chemical Laboratories Inc.	157,500	3,886,287
Trusco Nakayama Corp.	242,900	3,932,019
TS Tech Co. Ltd.	552,700	7,329,306
Tsubakimoto Chain Co.	129,100	5,582,969
Tsuburaya Fields Holdings Inc.(b)	203,600	2,142,246
Tsugami Corp.	213,300	2,343,864
Tsumura & Co.	465,000	12,328,690
Tsuruha Holdings Inc.	238,400	14,769,803
TV Asahi Holdings Corp.	100,400	1,399,226
UACJ Corp.	173,600	4,942,802
UBE Corp.	579,400	10,352,430
Ulvac Inc.	274,300	16,808,251
U-Next Holdings Co. Ltd.	109,100	3,757,260
Unicharm Corp.	2,450,700	82,099,914
United Super Markets Holdings Inc.(b)	502,900	3,014,614
United Urban Investment Corp.	18,150	17,373,170
Universal Entertainment Corp.	127,900	1,304,661
Ushio Inc.	597,500	8,567,891
USS Co. Ltd.	2,520,200	22,730,961
UT Group Co. Ltd.	169,200	3,665,123
Valor Holdings Co. Ltd.	194,300	3,304,731
Vector Inc.	110,500	727,984
Visional Inc.(a)	138,300	7,301,916
VT Holdings Co. Ltd.	606,100	2,107,096
Wacoal Holdings Corp.	253,600	7,390,423
Wacom Co. Ltd.	885,500	4,270,258
WealthNavi Inc.(a)(b)	225,200	2,055,999
Welcia Holdings Co. Ltd.	577,500	7,752,428
West Holdings Corp.	127,730	1,968,369
West Japan Railway Co.	2,615,900	51,499,310
WingArc1st Inc.	105,300	1,962,073
Workman Co. Ltd.(b)	123,100	3,518,808
Yakult Honsha Co. Ltd.	1,578,000	32,357,544
Yamada Holdings Co. Ltd.	4,071,500	12,353,090
Yamaguchi Financial Group Inc.	1,284,700	15,970,017
Security	Shares	Value
Japan (continued)
Yamaha Corp.	838,600	$19,932,761
Yamaha Motor Co. Ltd.	5,366,800	49,975,513
YA-MAN Ltd.(b)	190,900	1,067,889
Yamato Holdings Co. Ltd.	1,626,700	19,756,407
Yamato Kogyo Co. Ltd.	233,800	12,355,548
Yamazaki Baking Co. Ltd.	728,200	18,005,152
Yamazen Corp.	474,000	4,903,048
Yaoko Co. Ltd.	90,500	5,535,026
Yaskawa Electric Corp.	1,462,000	50,883,177
Yellow Hat Ltd.	157,500	2,757,220
Yodogawa Steel Works Ltd.	87,000	3,271,471
Yokogawa Bridge Holdings Corp.	140,300	2,538,958
Yokogawa Electric Corp.	1,375,000	34,804,322
Yokohama Rubber Co. Ltd. (The)	741,800	16,860,624
Yokorei Co. Ltd.	268,900	1,944,547
Yonex Co. Ltd.	347,700	5,078,506
Yoshinoya Holdings Co. Ltd.(b)	511,800	9,848,414
Yuasa Trading Co. Ltd.	68,100	2,540,664
Zenkoku Hosho Co. Ltd.	293,700	12,148,730
Zensho Holdings Co. Ltd.	593,500	24,157,702
Zeon Corp.	872,300	7,704,215
ZERIA Pharmaceutical Co. Ltd.	18,600	271,678
Zojirushi Corp.	165,200	1,654,358
ZOZO Inc.	880,800	25,785,357
Zuken Inc.	44,300	1,085,597
		29,849,691,284
Netherlands — 4.5%
Aalberts NV	601,728	23,008,643
ABN AMRO Bank NV, CVA(c)	2,752,839	48,055,901
Adyen NV(a)(c)	131,643	161,030,737
Aegon Ltd.	9,360,344	60,573,152
AerCap Holdings NV	1,253,644	117,779,854
Akzo Nobel NV	1,034,106	63,941,058
Alfen NV(a)(b)(c)	131,899	2,438,635
Allfunds Group PLC	2,195,129	13,193,711
AMG Critical Materials NV	214,343	3,646,346
Arcadis NV	459,117	32,790,656
ASM International NV	263,900	181,568,734
ASML Holding NV	2,418,507	2,252,044,332
ASR Nederland NV	948,735	47,666,573
Basic-Fit NV(a)(b)(c)	310,487	7,511,187
BE Semiconductor Industries NV	468,523	60,357,292
Brunel International NV(b)	238,450	2,718,433
Coca-Cola Europacific Partners PLC	1,294,347	95,483,978
Corbion NV	360,312	8,065,696
DSM-Firmenich AG	1,126,411	143,807,644
Eurocommercial Properties NV	293,878	7,319,716
EXOR NV, NVS	610,450	62,578,695
Fastned BV(a)(b)	33,217	621,919
Flow Traders Ltd., NVS	199,083	3,318,816
Fugro NV	699,891	18,692,675
Heineken Holding NV	788,821	58,128,581
Heineken NV	1,741,467	154,539,088
IMCD NV	345,639	49,700,617
ING Groep NV	19,954,631	362,195,381
InPost SA(a)	1,295,191	22,439,876
JDE Peet's NV	705,034	15,504,188
Just Eat Takeaway.com NV(a)(c)	1,184,329	15,093,534
Koninklijke Ahold Delhaize NV	5,706,819	183,846,254
Koninklijke KPN NV	23,712,851	93,432,997
Koninklijke Philips NV(a)	4,869,434	136,780,851
Koninklijke Vopak NV	431,951	19,296,580
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
NN Group NV	1,629,122	$81,756,117
OCI NV	639,029	15,400,844
Pharming Group NV(a)(b)	4,559,575	3,946,900
PostNL NV	2,078,556	3,068,994
Prosus NV	8,618,507	300,641,806
Randstad NV	682,421	33,237,287
Royal BAM Group NV	1,893,823	7,848,711
SBM Offshore NV	894,945	14,503,703
Signify NV(c)	768,625	19,026,833
Sligro Food Group NV(b)	135,204	1,796,758
TKH Group NV	252,372	11,059,373
TomTom NV(a)(b)	563,744	3,093,056
Universal Music Group NV	4,961,628	118,208,173
Van Lanschot Kempen NV	202,896	8,781,195
Vastned Retail NV	151,844	3,845,396
Wereldhave NV	239,874	3,598,099
Wolters Kluwer NV	1,500,760	251,241,161
		5,410,226,736
New Zealand — 0.3%
Air New Zealand Ltd.	4,990,451	1,722,639
Auckland International Airport Ltd.	7,683,624	34,205,351
Contact Energy Ltd.	4,611,474	23,328,405
EBOS Group Ltd.	962,217	20,615,880
Fisher & Paykel Healthcare Corp. Ltd.	3,512,513	67,808,472
Fletcher Building Ltd.	4,634,613	8,605,863
Goodman Property Trust	5,908,042	7,260,892
Infratil Ltd.	5,586,459	35,888,907
Kiwi Property Group Ltd.(b)	7,316,627	3,929,509
Mercury NZ Ltd.	4,398,256	18,009,236
Meridian Energy Ltd.	7,549,040	29,203,267
Ryman Healthcare Ltd.(a)	4,330,085	11,704,586
Spark New Zealand Ltd.	11,085,046	28,488,377
		290,771,384
Norway — 0.9%
Aker ASA, Class A	149,589	8,775,139
Aker BP ASA	1,961,426	47,494,351
Aker Carbon Capture ASA(a)(b)	2,108,111	1,230,531
Aker Solutions ASA	1,563,341	7,458,930
Atea ASA	611,236	8,134,426
Austevoll Seafood ASA	637,644	5,266,080
Avance Gas Holding Ltd.(c)	91,431	1,406,167
Bakkafrost P/F	290,905	15,195,328
Borr Drilling Ltd.(b)	1,257,143	8,541,466
Borregaard ASA	709,886	12,166,946
Cadeler AS(a)	1,004,979	6,493,779
Cavendish Hydrogen ASA(a)(b)	200,361	341,642
Cool Co. Ltd.	138,421	1,687,349
Crayon Group Holding ASA(a)(b)(c)	430,202	5,132,510
DNB Bank ASA	5,336,053	110,243,057
DNO ASA	2,596,370	2,644,027
DOF Group ASA(a)	839,048	8,677,506
Elkem ASA(a)(c)	2,198,185	4,587,476
Entra ASA(a)(c)	695,130	7,813,914
Equinor ASA	5,411,644	143,301,391
Europris ASA(c)	984,907	5,876,599
Flex LNG Ltd.	188,705	5,088,355
Frontline PLC, NVS	869,477	21,428,919
Gjensidige Forsikring ASA	1,139,694	19,281,080
Golden Ocean Group Ltd.	764,149	9,497,058
Grieg Seafood ASA(b)	386,101	2,252,427
Hafnia Ltd.	1,693,145	13,415,536
Security	Shares	Value
Norway (continued)
Hoegh Autoliners ASA	717,909	$7,847,181
Kitron ASA	755,172	2,517,745
Kongsberg Gruppen ASA	549,984	55,303,438
Leroy Seafood Group ASA	1,691,839	7,350,024
Mowi ASA	2,787,284	47,045,205
MPC Container Ships ASA	2,188,597	4,591,735
NEL ASA(a)(b)	10,018,087	5,397,567
Nordic Semiconductor ASA(a)	1,100,552	13,612,014
Norsk Hydro ASA	7,886,380	43,744,617
Norwegian Air Shuttle ASA(a)(b)	4,392,504	4,584,047
Nykode Therapeutics ASA(a)(b)	565,678	778,678
Odfjell Drilling Ltd.	529,699	2,768,227
Orkla ASA	4,311,997	36,391,064
Protector Forsikring ASA	608,994	12,585,464
REC Silicon ASA(a)(b)	1,520,335	1,247,793
Salmar ASA	429,259	24,697,338
Scatec ASA(a)(c)	708,087	5,715,423
Schibsted ASA, Class A	459,424	13,205,082
Schibsted ASA, Class B	534,467	14,529,257
Seadrill Ltd.(a)	173,416	9,549,501
SpareBank 1 Nord Norge	546,829	5,407,846
SpareBank 1 Oestlandet	10,571	145,635
SpareBank 1 SMN	1,172,055	17,494,994
SpareBank 1 SR-Bank ASA	1,085,757	13,938,519
Stolt-Nielsen Ltd.	148,097	5,809,535
Storebrand ASA	2,629,009	26,387,257
Subsea 7 SA	1,384,159	26,624,321
Telenor ASA	3,935,436	46,890,792
TGS ASA	1,229,547	15,035,067
TOMRA Systems ASA	1,419,037	23,390,402
Wallenius Wilhelmsen ASA	705,267	6,557,749
Yara International ASA	975,539	27,789,542
		1,012,365,048
Portugal — 0.2%
Altri SGPS SA(b)	703,193	3,824,178
Banco Comercial Portugues SA, Class R	50,064,467	21,104,805
Corticeira Amorim SGPS SA	47,650	469,280
CTT-Correios de Portugal SA	875,804	3,957,877
EDP Renovaveis SA	1,877,426	29,186,526
EDP SA	18,787,895	77,433,656
Galp Energia SGPS SA	2,828,125	59,465,316
Greenvolt Energias Renovaveis SA(a)(b)	525,066	4,727,862
Jeronimo Martins SGPS SA	1,646,687	28,781,349
Mota-Engil SGPS SA	521,882	2,047,704
Navigator Co. SA (The)	1,810,128	7,344,469
NOS SGPS SA	1,192,099	4,586,480
REN - Redes Energeticas Nacionais SGPS SA	3,229,322	8,189,545
Sonae SGPS SA	7,154,472	7,297,670
		258,416,717
Singapore — 1.5%
AEM Holdings Ltd.(a)(b)	1,733,968	2,187,625
AIMS APAC REIT(b)	787,193	772,055
Best World International Ltd.(a)	831,800	1,561,920
BW LPG Ltd.(c)	598,861	9,731,642
CapitaLand Ascendas REIT(b)	23,428,103	47,829,838
CapitaLand Ascott Trust	13,651,768	9,217,400
CapitaLand China Trust(b)	7,356,080	3,799,643
Capitaland India Trust(b)	5,018,446	4,098,922
CapitaLand Integrated Commercial Trust	33,334,257	52,069,321
CapitaLand Investment Ltd./Singapore	15,684,400	31,800,634
CDL Hospitality Trusts	7,439,646	5,382,726

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
City Developments Ltd.	3,054,600	$12,177,637
ComfortDelGro Corp. Ltd.	12,008,800	12,598,621
Cromwell European Real Estate Investment Trust	1,034,640	1,567,635
DBS Group Holdings Ltd.	12,025,990	329,553,142
Digital Core REIT Management Pte Ltd.(b)	5,398,800	3,079,902
ESR-LOGOS REIT(b)	49,087,727	10,098,844
Far East Hospitality Trust	624,000	291,920
First Resources Ltd.	3,098,300	3,436,807
Frasers Centrepoint Trust	6,794,288	11,256,240
Frasers Logistics & Commercial Trust	17,366,286	12,908,866
Genting Singapore Ltd.	35,683,700	22,675,314
Golden Agri-Resources Ltd.(b)	41,864,600	8,612,826
Grab Holdings Ltd., Class A(a)	12,597,353	41,571,265
Hutchison Port Holdings Trust, Class U	31,709,400	3,868,547
iFAST Corp. Ltd.(b)	917,200	5,146,857
Keppel DC REIT(b)	8,377,500	12,719,561
Keppel Infrastructure Trust(b)	21,342,069	7,681,484
Keppel Ltd.	8,937,300	44,479,739
Keppel REIT(b)	18,622,740	12,207,097
Lendlease Global Commercial REIT(b)	7,800,009	3,480,956
Mapletree Industrial Trust	13,379,020	23,214,086
Mapletree Logistics Trust(b)	20,589,979	19,962,283
Mapletree Pan Asia Commercial Trust	13,927,456	13,395,437
NetLink NBN Trust(b)	23,251,500	14,785,498
Olam Group Ltd.(b)	5,076,100	4,401,773
Oversea-Chinese Banking Corp. Ltd.	20,155,700	224,345,939
Paragon REIT	4,883,695	3,215,120
Parkway Life REIT(b)	2,855,700	7,768,942
Raffles Medical Group Ltd.(b)	6,964,100	4,897,325
Riverstone Holdings Ltd./Singapore(b)	2,901,800	2,072,917
Sasseur Real Estate Investment Trust(b)	298,200	149,765
SATS Ltd.	6,325,326	15,549,683
Sea Ltd., ADR(a)(b)	2,218,818	145,776,343
Seatrium Ltd.(a)(b)	13,244,887	16,678,480
Sembcorp Industries Ltd.	5,979,800	21,381,187
Sheng Siong Group Ltd.	4,741,400	5,460,857
SIA Engineering Co. Ltd.	336,100	576,080
Singapore Airlines Ltd.(b)	8,989,700	46,979,357
Singapore Exchange Ltd.	5,063,400	37,331,952
Singapore Post Ltd.(b)	10,290,300	3,387,246
Singapore Technologies Engineering Ltd.	9,677,700	32,040,709
Singapore Telecommunications Ltd.	49,841,200	115,465,471
Starhill Global REIT	11,292,000	4,181,596
StarHub Ltd.	4,352,900	4,135,695
Suntec REIT(b)	12,989,800	11,494,860
UMS Holdings Ltd.(b)	3,239,200	2,722,518
United Overseas Bank Ltd.	7,609,000	184,508,209
UOL Group Ltd.(b)	2,705,000	10,929,056
Venture Corp. Ltd.(b)	1,745,100	19,755,178
Wilmar International Ltd.	11,350,300	27,065,171
Yangzijiang Financial Holding Ltd.	14,844,900	3,785,999
Yangzijiang Shipbuilding Holdings Ltd.	16,281,600	32,827,942
Yanlord Land Group Ltd.(a)(b)	6,577,600	2,214,344
		1,790,322,004
Spain — 2.5%
Acciona SA(b)	143,588	18,615,254
Acerinox SA	1,110,387	11,667,384
ACS Actividades de Construccion y Servicios SA	1,386,162	61,929,106
Aena SME SA(c)	445,029	84,554,907
Almirall SA	477,143	4,756,568
Amadeus IT Group SA	2,702,601	177,995,525
Security	Shares	Value
Spain (continued)
Atresmedia Corp. de Medios de Comunicacion SA	768,743	$3,886,715
Audax Renovables SA(a)	761,950	1,506,118
Banco Bilbao Vizcaya Argentaria SA	35,176,543	368,692,791
Banco de Sabadell SA	32,669,588	68,940,817
Banco Santander SA	96,235,458	464,254,032
Bankinter SA	3,992,460	34,101,387
CaixaBank SA	22,594,558	131,776,846
Cellnex Telecom SA(c)	2,961,674	103,293,439
Cia. de Distribucion Integral Logista Holdings SA	357,624	10,590,737
Cie. Automotive SA	366,064	10,692,513
Construcciones y Auxiliar de Ferrocarriles SA	162,893	6,167,037
Distribuidora Internacional de Alimentacion SA(a)	11,690,433	160,680
eDreams ODIGEO SA(a)	278,260	2,035,753
Enagas SA	1,425,683	21,373,773
Ence Energia y Celulosa SA(a)	1,030,721	3,621,235
Endesa SA	1,915,180	37,162,533
Faes Farma SA	2,351,896	9,003,898
Ferrovial SE	3,129,052	124,429,124
Fluidra SA	562,841	12,539,375
Gestamp Automocion SA(c)	1,198,881	3,477,109
Global Dominion Access SA(c)	419,360	1,369,732
Grenergy Renovables SA(a)	86,181	3,264,428
Grifols SA(a)(b)	1,793,784	18,118,195
Iberdrola SA	35,941,057	474,716,435
Indra Sistemas SA	901,469	18,077,949
Industria de Diseno Textil SA	6,554,585	318,479,826
Inmobiliaria Colonial SOCIMI SA	1,699,839	9,888,416
Laboratorios Farmaceuticos Rovi SA	125,495	12,074,400
Lar Espana Real Estate SOCIMI SA	723,072	6,369,913
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,738,273	4,474,595
Mapfre SA	5,380,622	13,039,568
Melia Hotels International SA	746,046	5,712,345
Merlin Properties SOCIMI SA	2,292,482	26,179,848
Neinor Homes SA(c)	314,163	4,420,037
Pharma Mar SA	90,649	3,812,096
Prosegur Cash SA(c)	207,254	119,777
Prosegur Cia. de Seguridad SA	1,195,343	2,219,920
Redeia Corp. SA	1,672,728	29,699,076
Repsol SA	7,360,629	104,984,060
Sacyr SA	3,232,456	11,420,209
Solaria Energia y Medio Ambiente SA(a)	511,359	6,106,552
Tecnicas Reunidas SA(a)(b)	351,109	4,380,417
Telefonica SA	28,475,110	128,970,567
Unicaja Banco SA(c)	9,229,066	12,422,479
Vidrala SA	120,029	12,491,707
Viscofan SA	231,359	15,426,523
		3,025,463,726
Sweden — 3.5%
AAK AB	1,105,263	31,806,216
AcadeMedia AB(c)	196,308	1,010,026
AddLife AB, Class B	674,591	9,890,743
Addnode Group AB, Class B	582,617	5,790,068
AddTech AB, Class B	1,566,576	50,551,630
AFRY AB	621,014	11,256,430
Alfa Laval AB	1,752,221	77,476,273
Alleima AB, NVS	1,212,410	8,810,524
AQ Group AB	133,351	1,776,184
Arjo AB, Class B	1,454,174	5,635,867
Assa Abloy AB, Class B	6,151,909	187,352,069
Atlas Copco AB, Class A	16,376,470	291,462,791
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Atlas Copco AB, Class B	9,254,712	$144,798,404
Atrium Ljungberg AB, Class B	327,570	7,006,528
Attendo AB(c)	801,921	3,504,454
Avanza Bank Holding AB(b)	752,311	16,899,785
Axfood AB	655,066	16,246,361
Beijer Ref AB, Class B	2,299,908	36,521,689
Betsson AB	738,024	8,784,620
Better Collective A/S(a)(b)	220,824	5,062,217
Bilia AB, Class A	512,348	6,377,004
Billerud Aktiebolag	1,331,370	13,406,356
BioArctic AB, Class B(a)(b)(c)	211,740	3,172,937
BioGaia AB, Class B	575,021	6,845,999
Biotage AB	417,319	7,824,829
Boliden AB	1,664,677	50,910,143
BoneSupport Holding AB(a)(c)	330,756	9,321,020
Boozt AB(a)(c)	329,804	3,375,277
Bravida Holding AB(c)	1,445,490	11,700,040
Bufab AB	143,319	5,975,877
Bure Equity AB	309,407	11,591,744
Calliditas Therapeutics AB, Class B(a)	241,295	4,646,008
Camurus AB(a)	186,797	11,821,590
Castellum AB(a)	2,375,391	29,755,829
Catena AB	201,062	10,235,700
Cibus Nordic Real Estate AB publ	266,713	4,165,925
Clas Ohlson AB, Class B	196,029	3,114,076
Cloetta AB, Class B	1,502,207	3,223,464
Coor Service Management Holding AB(c)	457,157	1,843,704
Corem Property Group AB, Class B	3,362,355	3,002,616
Creades AB, Class A	248,262	1,801,581
Dios Fastigheter AB	381,844	3,064,944
Dometic Group AB(c)	1,876,249	12,872,983
Electrolux AB, Class B(a)	1,351,441	12,037,834
Electrolux Professional AB, Class B	1,724,535	10,855,396
Elekta AB, Class B	2,228,244	13,989,155
Embracer Group AB, Class B(a)(b)	4,577,916	11,713,518
Engcon AB(b)	232,753	2,273,369
Epiroc AB	4,102,162	76,568,379
Epiroc AB, Class B	2,210,476	37,167,859
EQT AB	2,263,853	73,303,292
Essity AB, Class B	3,710,073	104,313,585
Evolution AB(c)	1,117,164	108,218,831
Fabege AB	1,502,808	12,601,989
Fastighets AB Balder, Class B(a)	4,015,156	29,609,104
Fortnox AB	2,916,525	18,031,549
Getinge AB, Class B	1,382,596	26,999,134
Granges AB	694,660	8,480,332
H & M Hennes & Mauritz AB, Class B	3,565,868	55,475,789
Hemnet Group AB	533,283	19,709,540
Hexagon AB, Class B	12,566,533	127,983,158
Hexatronic Group AB(a)(b)	972,886	5,750,978
Hexpol AB	1,631,060	18,241,703
HMS Networks AB	148,894	5,792,549
Holmen AB, Class B	548,526	21,563,666
Hufvudstaden AB, Class A	730,732	8,856,212
Husqvarna AB, Class B	2,416,169	16,316,739
Industrivarden AB, Class A	790,166	27,105,995
Industrivarden AB, Class C	945,079	32,035,457
Indutrade AB	1,651,373	48,558,713
Instalco AB	1,236,473	5,889,534
Investment AB Latour, Class B	900,331	26,439,517
Investor AB, Class B	10,528,146	298,895,301
INVISIO AB	222,070	5,190,683
Security	Shares	Value
Sweden (continued)
Inwido AB	472,755	$7,802,257
JM AB	371,502	7,242,671
Kindred Group PLC	1,367,767	16,156,438
Kinnevik AB	1,488,600	12,481,201
L E Lundbergforetagen AB, Class B	456,949	23,100,386
Lifco AB, Class B	1,411,073	41,861,598
Lindab International AB	490,541	12,136,352
Loomis AB, Class B	452,208	14,409,706
Medicover AB, Class B	378,612	6,831,277
MEKO AB	295,521	3,101,685
Millicom International Cellular SA, SDR(a)	867,936	21,606,969
MIPS AB	159,280	7,930,983
Modern Times Group MTG AB, Class B(a)	536,960	4,123,295
Munters Group AB(c)	778,694	16,858,717
Mycronic AB	474,046	16,622,977
NCAB Group AB(b)	881,383	6,447,774
NCC AB, Class B	532,720	8,225,059
New Wave Group AB, Class B	538,579	5,703,472
Nibe Industrier AB, Class B	9,234,257	40,577,583
Nolato AB, Class B	1,348,904	7,243,726
Nordnet AB publ	795,808	16,258,319
Norion Bank AB(a)	133,157	504,592
NP3 Fastigheter AB	156,009	3,729,345
Nyfosa AB	1,114,634	11,407,637
OX2 AB, Class B(a)	942,991	5,223,248
Pandox AB, Class B	544,406	10,099,423
Paradox Interactive AB	204,101	2,925,476
Peab AB, Class B	1,140,697	8,507,698
Platzer Fastigheter Holding AB, Class B	350,602	3,207,041
Ratos AB, Class B	1,355,708	4,362,088
Rvrc Holding AB(b)	237,252	979,560
Saab AB	1,939,855	44,793,224
Sagax AB, Class B	1,309,391	32,347,698
Samhallsbyggnadsbolaget i Norden AB	6,507,726	4,125,430
Sandvik AB	6,451,922	132,082,592
Scandic Hotels Group AB(a)(b)(c)	852,105	5,186,051
Sdiptech AB, Class B(a)	163,378	5,002,995
Sectra AB, Class B	815,269	18,563,016
Securitas AB, Class B	2,900,986	31,207,654
Sinch AB(a)(b)(c)	4,038,430	10,945,876
Skandinaviska Enskilda Banken AB, Class A	9,478,588	145,775,828
Skanska AB, Class B	2,075,703	40,583,655
SKF AB, Class B	2,061,687	38,328,536
SkiStar AB	152,171	2,240,889
SSAB AB, Class A	1,296,674	6,689,793
SSAB AB, Class B	3,916,784	19,853,027
Stillfront Group AB(a)	3,085,690	2,579,986
Storskogen Group AB	8,019,915	6,512,072
Surgical Science Sweden AB(a)(b)	202,150	2,454,925
Svenska Cellulosa AB SCA, Class B	3,698,149	50,271,452
Svenska Handelsbanken AB, Class A	8,760,641	88,428,720
Svolder AB	539,939	3,209,361
Sweco AB, Class B	1,268,116	20,494,653
Swedbank AB, Class A	5,097,265	108,387,938
SwedenCare AB	529,098	2,288,901
Swedish Orphan Biovitrum AB(a)	1,184,791	30,955,115
Synsam AB	428,270	2,013,631
Tele2 AB, Class B	3,265,064	33,615,993
Telefonaktiebolaget LM Ericsson, Class B	17,106,385	117,621,083
Telia Co. AB	14,404,024	41,863,460
Thule Group AB(c)	651,634	18,015,949
Trelleborg AB, Class B	1,368,940	50,873,329

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Troax Group AB	137,431	$3,121,724
Truecaller AB, Class B(b)	1,394,125	4,415,511
Vimian Group AB(a)(b)	996,617	3,145,487
Vitec Software Group AB, Class B	180,884	9,462,534
Vitrolife AB	452,767	9,737,321
Volvo AB, Class A	1,160,191	30,160,903
Volvo AB, Class B	9,603,481	245,088,052
Volvo Car AB(a)	4,486,091	12,728,558
Wallenstam AB, Class B	2,350,556	11,856,624
Wihlborgs Fastigheter AB	1,770,957	17,938,084
Xvivo Perfusion AB(a)	145,163	6,880,787
Yubico AB(a)	246,199	6,223,314
		4,237,401,669
Switzerland — 9.1%
ABB Ltd., Registered	9,691,937	537,966,568
Accelleron Industries AG, NVS	573,905	28,399,481
Adecco Group AG, Registered	995,157	33,873,466
Alcon Inc.	3,016,075	285,575,650
Allreal Holding AG, Registered	83,505	14,886,968
ALSO Holding AG, Registered	35,745	10,837,560
ams-OSRAM AG(a)	6,040,986	8,110,985
Arbonia AG(a)	377,132	5,456,652
Aryzta AG(a)	6,026,029	11,536,322
Autoneum Holding AG(b)	23,212	3,646,121
Avolta AG, Registered	616,337	23,255,274
Bachem Holding AG	205,185	18,413,655
Baloise Holding AG, Registered	272,033	48,683,371
Banque Cantonale Vaudoise, Registered	178,772	18,976,185
Barry Callebaut AG, Registered	21,525	34,633,978
Basilea Pharmaceutica AG, Registered(a)	96,928	4,389,505
Belimo Holding AG, Registered	61,103	37,041,866
Bell Food Group AG, Registered	12,719	3,600,879
BKW AG	139,422	25,220,245
Bossard Holding AG, Class A, Registered	42,353	10,794,938
Bucher Industries AG, Registered	45,729	18,526,145
Burckhardt Compression Holding AG	22,738	15,842,718
Burkhalter Holding AG	41,121	4,150,750
Bystronic AG, Registered	8,367	3,009,793
Cembra Money Bank AG	181,141	15,817,602
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	6,358	79,688,634
Chocoladefabriken Lindt & Spruengli AG, Registered	582	72,068,114
Cie. Financiere Richemont SA, Class A, Registered	3,252,457	496,101,529
Clariant AG, Registered	1,272,761	18,879,568
Comet Holding AG, Registered	50,059	20,057,668
COSMO Pharmaceuticals NV	64,276	5,462,819
Daetwyler Holding AG, Bearer	50,649	10,536,608
DKSH Holding AG	210,362	16,488,642
DocMorris AG(a)(b)	70,491	3,570,953
dormakaba Holding AG	20,105	12,176,793
Dottikon Es Holding AG(a)	15,492	4,457,591
EFG International AG	679,674	9,714,883
Emmi AG, Registered	13,921	14,638,659
EMS-Chemie Holding AG, Registered	42,429	35,480,656
Flughafen Zurich AG, Registered	118,683	27,467,237
Forbo Holding AG, Registered	6,542	7,046,788
Galenica AG(c)	307,968	26,786,501
Geberit AG, Registered	204,626	130,278,440
Georg Fischer AG	483,912	35,555,909
Givaudan SA, Registered	55,932	274,405,441
Security	Shares	Value
Switzerland (continued)
Helvetia Holding AG, Registered	216,255	$32,260,720
Holcim AG	3,153,132	294,661,462
Huber + Suhner AG, Registered	124,119	10,868,424
Implenia AG, Registered	109,413	3,965,115
Inficon Holding AG, Registered	9,975	14,873,426
Interroll Holding AG, Registered	3,682	11,897,303
Intershop Holding AG	48,741	6,504,078
Julius Baer Group Ltd.	1,230,660	67,351,095
Kardex Holding AG, Registered	32,864	10,008,406
Komax Holding AG, Registered(b)	29,291	4,451,736
Kuehne + Nagel International AG, Registered	298,889	92,652,780
Landis+Gyr Group AG	150,626	13,643,867
LEM Holding SA, Registered	2,235	3,264,206
Leonteq AG	31,474	952,019
Logitech International SA, Registered	964,096	86,842,031
Lonza Group AG, Registered	450,804	300,194,514
Medacta Group SA(c)	31,034	4,454,895
Medmix AG(c)	135,569	1,871,941
Mobilezone Holding AG, Registered	506,427	8,258,389
Mobimo Holding AG, Registered	50,750	15,200,020
Montana Aerospace AG(a)(c)	110,536	2,351,901
Nestle SA, Registered	16,123,678	1,633,209,144
Novartis AG, Registered	11,923,668	1,331,013,119
OC Oerlikon Corp. AG, Registered	1,270,549	7,147,025
Orior AG	36,925	2,336,097
Partners Group Holding AG	136,733	184,048,460
PolyPeptide Group AG(a)(b)(c)	82,499	2,756,343
PSP Swiss Property AG, Registered	275,969	36,878,002
Rieter Holding AG, Registered	25,034	2,963,908
Roche Holding AG, Bearer	184,310	64,824,012
Roche Holding AG, NVS	4,258,285	1,378,659,727
Sandoz Group AG	2,477,942	107,476,403
Schindler Holding AG, Participation Certificates, NVS	244,316	65,392,144
Schindler Holding AG, Registered	141,058	37,033,287
Schweiter Technologies AG, NVS	6,850	3,215,266
Sensirion Holding AG(a)(b)(c)	45,078	4,228,857
SFS Group AG	126,655	18,496,334
SGS SA	901,936	98,611,620
Siegfried Holding AG, Registered	25,963	30,261,250
SIG Group AG	1,853,721	38,928,295
Sika AG, Registered	923,096	280,266,826
SKAN Group AG	58,789	5,311,271
Softwareone Holding AG	663,265	13,242,385
Sonova Holding AG, Registered	307,929	94,391,311
Stadler Rail AG(b)	346,390	10,601,364
Straumann Holding AG	675,896	87,157,945
Sulzer AG, Registered	134,142	19,942,593
Swatch Group AG (The), Bearer	179,042	36,874,582
Swatch Group AG (The), Registered	306,771	12,438,809
Swiss Life Holding AG, Registered	176,739	135,331,512
Swiss Prime Site AG, Registered	456,843	45,784,947
Swiss Re AG	1,815,122	223,774,303
Swisscom AG, Registered	153,714	94,079,430
Swissquote Group Holding SA, Registered	82,771	26,399,590
Tecan Group AG, Registered	78,241	29,216,456
Temenos AG, Registered	385,112	26,741,595
TX Group AG	5,358	986,446
u-blox Holding AG	52,836	4,833,724
UBS Group AG, Registered	19,873,497	602,180,318
Valiant Holding AG, Registered	111,199	12,630,635
VAT Group AG(c)	164,442	82,407,788
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Vetropack Holding AG, Class A, Registered	48,608	$1,846,855
Vontobel Holding AG, Registered	192,851	12,636,058
Ypsomed Holding AG, Registered	36,376	16,716,995
Zehnder Group AG, Registered	95,275	6,000,822
Zurich Insurance Group AG	876,878	482,081,326
		10,921,393,617
United Kingdom — 15.1%
3i Group PLC	5,900,141	237,366,869
4imprint Group PLC	163,030	12,730,126
abrdn PLC	11,482,309	25,111,662
Admiral Group PLC	1,573,826	55,775,764
Advanced Medical Solutions Group PLC	2,070,753	6,548,661
AG Barr PLC	664,125	5,502,025
Airtel Africa PLC(c)	5,436,046	7,969,958
AJ Bell PLC	1,590,759	9,386,553
Alpha Financial Markets Consulting PLC	673,560	4,312,158
Alpha Group International PLC	181,553	6,044,944
Alphawave IP Group PLC(a)(b)	1,886,191	3,772,149
Anglo American PLC	7,693,443	233,236,869
Antofagasta PLC	2,366,279	61,615,988
AO World PLC(a)	2,236,973	3,370,369
Ascential PLC	1,316,374	9,662,833
Ashmore Group PLC	2,501,675	5,551,513
Ashtead Group PLC	2,646,458	190,987,994
Ashtead Technology Holdings PLC	436,495	4,876,274
ASOS PLC(a)(b)	424,802	1,976,898
Associated British Foods PLC	2,070,716	66,108,143
Assura PLC	16,655,962	8,740,817
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	2,290,710	4,592,381
AstraZeneca PLC	9,377,387	1,489,792,730
Atalaya Mining PLC	615,579	3,007,159
Auction Technology Group PLC(a)(b)	539,306	3,521,914
Auto Trader Group PLC(c)	5,556,119	58,199,571
Aviva PLC	16,014,059	103,160,599
B&M European Value Retail SA	6,053,027	36,451,178
Babcock International Group PLC	1,497,794	10,245,472
BAE Systems PLC	18,271,849	304,739,810
Balanced Commercial Property Trust Ltd.	3,434,374	3,823,442
Balfour Beatty PLC	3,558,621	19,269,000
Bank of Georgia Group PLC	212,741	12,506,877
Barclays PLC	90,727,316	271,302,407
Barratt Developments PLC	6,075,419	41,111,699
Beazley PLC	4,003,876	35,192,084
Bellway PLC	710,261	26,079,293
Berkeley Group Holdings PLC	660,763	43,136,180
Big Yellow Group PLC	1,093,749	17,009,338
Bodycote PLC	1,125,836	10,070,230
boohoo Group PLC(a)(b)	5,867,793	2,436,500
BP PLC	102,369,010	605,114,543
Breedon Group PLC	1,658,583	9,226,288
Bridgepoint Group PLC(c)	992,097	3,739,805
British American Tobacco PLC	12,081,393	428,660,265
British Land Co. PLC (The)	5,342,461	28,316,636
Britvic PLC	1,466,892	23,954,842
BT Group PLC	39,655,368	71,915,064
Bunzl PLC	2,043,453	85,619,359
Burberry Group PLC	2,240,692	22,424,436
Burford Capital Ltd.	1,175,043	16,571,028
Bytes Technology Group PLC	1,170,278	7,624,568
C&C Group PLC	2,398,006	4,932,412
Carnival PLC(a)	840,705	12,917,086
Security	Shares	Value
United Kingdom (continued)
Centamin PLC	7,436,141	$12,145,330
Central Asia Metals PLC	351,020	892,580
Centrica PLC	32,810,474	55,941,003
Chemring Group PLC	1,548,864	8,243,330
Clarkson PLC	158,799	9,257,935
Close Brothers Group PLC	835,635	5,497,792
CLS Holdings PLC	982,991	1,158,457
CMC Markets PLC(c)	496,352	2,128,015
Coats Group PLC	9,617,144	11,065,173
Coca-Cola HBC AG, Class DI	1,293,419	47,196,747
Compass Group PLC	10,269,107	316,237,226
Computacenter PLC	539,665	18,686,466
ConvaTec Group PLC(c)	9,875,491	29,754,633
Craneware PLC	148,054	4,377,610
Cranswick PLC	319,436	19,567,522
Crest Nicholson Holdings PLC	1,890,920	6,445,984
Croda International PLC	827,498	43,025,062
Currys PLC(a)	5,775,916	6,040,425
Custodian Property Income REIT PLC	2,343,863	2,320,128
CVS Group PLC(b)	477,787	7,002,099
Darktrace PLC(a)(b)	2,557,849	19,452,798
DCC PLC	610,125	42,034,533
Deliveroo PLC, Class A(a)(c)	5,991,542	10,159,503
Derwent London PLC	577,140	17,049,838
Diageo PLC	13,436,432	418,074,152
Diploma PLC	823,387	47,077,329
Direct Line Insurance Group PLC	7,835,934	19,010,312
DiscoverIE Group PLC	544,394	4,738,269
Diversified Energy Co. PLC	290,613	4,801,128
Domino's Pizza Group PLC	2,478,213	10,304,733
Dowlais Group PLC	7,998,902	6,589,577
Dr. Martens PLC	3,767,875	3,444,857
Drax Group PLC	2,502,496	20,932,430
DS Smith PLC	8,378,226	48,979,530
Dunelm Group PLC	669,327	10,616,192
easyJet PLC	1,814,101	10,509,543
Elementis PLC	3,811,489	7,829,978
Empiric Student Property PLC	2,367,454	2,933,602
Endeavour Mining PLC	1,083,750	24,208,287
Energean PLC	932,735	11,978,787
Entain PLC	3,850,305	28,294,416
Essentra PLC	1,796,993	3,950,314
Evoke PLC(a)	2,195,274	1,666,471
Experian PLC	5,565,471	262,578,973
FD Technologies PLC(a)(b)	107,895	2,116,630
Fevertree Drinks PLC	593,879	7,042,931
Firstgroup PLC	4,132,630	9,318,482
Flutter Entertainment PLC(a)	1,077,103	213,057,163
Forterra PLC(c)	802,211	1,805,837
Frasers Group PLC(a)	1,166,757	13,466,479
Future PLC	679,833	9,784,421
Games Workshop Group PLC	201,011	26,660,893
Gamma Communications PLC	520,343	9,940,257
GB Group PLC	1,453,336	6,505,548
Genuit Group PLC	1,445,014	9,495,756
Genus PLC	396,324	9,287,701
Glencore PLC	62,622,405	347,481,544
Grafton Group PLC	1,277,415	17,796,035
Grainger PLC	4,392,866	13,644,615
Great Portland Estates PLC	2,591,486	11,693,791
Greatland Gold PLC(a)	25,374,986	2,312,816
Greencore Group PLC(a)	3,022,658	7,002,174

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Greggs PLC	630,402	$25,387,284
GSK PLC	25,052,582	486,490,632
Haleon PLC	41,209,592	184,841,584
Halfords Group PLC	1,481,145	2,943,718
Halma PLC	2,308,436	79,014,459
Hammerson PLC	23,759,494	8,802,788
Harbour Energy PLC	3,732,859	15,013,884
Hargreaves Lansdown PLC	2,140,470	30,407,694
Hays PLC	8,872,681	10,753,051
Helios Towers PLC(a)	4,173,061	6,765,762
Hikma Pharmaceuticals PLC	993,034	24,279,536
Hill & Smith PLC	466,672	13,794,824
Hiscox Ltd.	2,051,044	33,495,085
Hochschild Mining PLC(a)	1,928,420	4,500,489
Hollywood Bowl Group PLC	865,204	3,698,275
Home REIT PLC(a)(d)	4,179,974	1,329,044
Howden Joinery Group PLC	3,374,206	40,794,788
HSBC Holdings PLC	114,405,582	1,040,416,211
Hunting PLC	1,070,727	6,287,824
Ibstock PLC(c)	2,632,492	6,213,393
IG Group Holdings PLC	2,333,879	28,185,565
IMI PLC	1,590,830	38,747,713
Impact Healthcare REIT PLC, Class B	1,862,151	2,094,744
Impax Asset Management Group PLC	482,505	2,521,456
Imperial Brands PLC	5,065,803	139,622,849
Inchcape PLC	2,219,362	24,136,545
Indivior PLC, NVS(a)	777,193	10,675,656
Informa PLC	8,386,107	93,716,218
IntegraFin Holdings PLC	1,760,900	8,715,343
InterContinental Hotels Group PLC	1,000,498	100,795,789
Intermediate Capital Group PLC	1,739,084	49,088,657
International Distributions Services PLC(a)	4,307,122	19,110,289
International Workplace Group PLC	4,403,354	9,776,765
Intertek Group PLC	979,516	63,607,759
Investec PLC	3,891,335	30,811,705
IP Group PLC	5,647,117	3,027,275
ITM Power PLC(a)(b)	2,658,563	1,787,199
ITV PLC	21,560,785	22,181,656
J D Wetherspoon PLC(a)	566,606	5,437,510
J Sainsbury PLC	9,922,149	35,185,894
JD Sports Fashion PLC	15,587,516	26,371,655
JET2 PLC	998,392	18,328,252
John Wood Group PLC(a)	4,083,745	10,709,713
Johnson Matthey PLC	1,069,310	22,530,543
Johnson Service Group PLC	2,446,157	5,119,503
JTC PLC(c)	857,676	11,593,412
Judges Scientific PLC(b)	32,558	4,143,640
Jupiter Fund Management PLC	2,792,253	3,157,342
Just Group PLC	6,150,996	9,545,989
Kainos Group PLC	519,229	7,329,095
Keller Group PLC	497,121	9,522,203
Keywords Studios PLC	483,969	14,857,336
Kier Group PLC	2,391,887	4,978,147
Kingfisher PLC	11,105,408	39,481,157
Lancashire Holdings Ltd.	1,367,341	11,144,361
Land Securities Group PLC	4,259,751	34,833,724
Learning Technologies Group PLC(b)	3,325,298	3,077,883
Legal & General Group PLC	35,535,202	105,988,210
Liontrust Asset Management PLC	329,018	2,821,764
Lloyds Banking Group PLC	381,268,878	291,270,294
London Stock Exchange Group PLC	2,739,284	333,441,163
LondonMetric Property PLC	12,606,983	32,595,047
Security	Shares	Value
United Kingdom (continued)
M&G PLC	12,934,128	$35,318,513
Man Group PLC/Jersey	7,486,370	23,569,222
Marks & Spencer Group PLC	12,375,977	52,270,567
Marlowe PLC(b)	456,765	2,583,655
Marshalls PLC	1,447,973	6,477,819
Melrose Industries PLC	7,960,680	60,280,729
Mitchells & Butlers PLC(a)	1,426,878	5,715,972
Mitie Group PLC	7,126,854	11,104,258
Mobico Group PLC	3,051,401	2,210,564
Molten Ventures PLC(a)(b)	916,345	4,404,131
Mondi PLC, NVS	2,672,746	52,256,619
MONY Group PLC	3,041,614	9,284,970
Moonpig Group PLC(a)	1,826,783	5,132,219
Morgan Advanced Materials PLC	2,072,881	9,082,448
Morgan Sindall Group PLC	214,401	7,919,236
National Grid PLC	29,048,979	368,578,548
NatWest Group PLC, NVS	39,514,475	187,475,795
NCC Group PLC	1,607,873	3,050,435
Network International Holdings PLC(a)(c)	3,010,773	15,172,360
Next 15 Group PLC	462,213	5,068,509
Next PLC	742,658	86,801,645
Ninety One PLC	2,385,443	5,312,489
NMC Health PLC, NVS(d)	475,795	6
Ocado Group PLC(a)	3,479,941	18,197,248
OSB Group PLC	2,388,830	15,805,672
Oxford Instruments PLC	311,955	10,065,949
Oxford Nanopore Technologies PLC(a)(b)	3,144,212	4,882,788
Pagegroup PLC	1,954,026	10,765,158
Pan African Resources PLC	9,776,234	3,707,513
Paragon Banking Group PLC	1,667,168	17,227,333
Pearson PLC	3,772,360	51,183,273
Penno Group PLC	1,692,821	13,533,874
Persimmon PLC	1,951,892	39,803,517
Pets at Home Group PLC	2,907,718	11,468,238
Phoenix Group Holdings PLC	4,387,200	30,899,452
Picton Property Income Ltd.	1,212,155	1,143,637
Playtech PLC(a)	1,409,406	10,237,022
Plus500 Ltd.	576,576	17,388,961
Polar Capital Holdings PLC	492,578	3,818,859
Premier Foods PLC	3,258,288	7,539,648
Primary Health Properties PLC	7,829,172	9,325,867
PRS REIT PLC (The)	3,103,506	3,271,565
Prudential PLC	16,520,539	149,087,736
PZ Cussons PLC	1,873,591	2,546,993
QinetiQ Group PLC	3,450,718	21,437,112
Quilter PLC(c)	8,488,248	14,589,437
Rank Group PLC(a)	1,134,991	1,035,952
Rathbones Group PLC	322,587	7,986,036
Reckitt Benckiser Group PLC	4,275,740	230,007,655
Redrow PLC	1,631,922	15,655,865
RELX PLC	11,367,214	536,503,912
Renewi PLC	389,238	3,377,519
Renishaw PLC	220,466	10,733,088
Rentokil Initial PLC	15,302,206	93,437,651
RHI Magnesita NV	163,268	7,705,376
Rightmove PLC	4,885,439	36,298,083
Rio Tinto PLC	6,702,281	435,868,743
Rolls-Royce Holdings PLC(a)	50,981,812	295,194,992
Rotork PLC	4,996,199	23,252,679
RS Group PLC	2,824,937	29,678,255
RWS Holdings PLC	1,762,275	4,320,721
Safestore Holdings PLC	1,457,267	15,143,035
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Sage Group PLC (The)	6,081,219	$85,006,651
Savills PLC	962,450	15,787,666
Schroders PLC	5,117,683	25,862,077
Segro PLC	7,769,632	91,453,290
Serco Group PLC	6,909,183	16,977,552
Serica Energy PLC	1,643,239	2,790,946
Severn Trent PLC	1,634,547	54,037,570
Shaftesbury Capital PLC	9,685,238	18,962,661
Shell PLC	38,689,622	1,410,773,755
SIG PLC(a)	3,835,731	1,208,101
Sirius Real Estate Ltd.	7,656,557	9,334,100
Smith & Nephew PLC	5,287,603	76,209,283
Smiths Group PLC	2,094,473	48,108,279
Softcat PLC	848,451	17,750,375
Spectris PLC	602,630	23,639,517
Spirax Group PLC	448,860	52,403,062
Spire Healthcare Group PLC(c)	1,174,418	3,866,913
Spirent Communications PLC	3,729,276	8,329,811
SSE PLC	6,613,832	160,066,634
SSP Group PLC	4,751,770	11,174,803
St. James's Place PLC	3,296,779	29,040,557
Standard Chartered PLC	13,662,248	134,959,585
SThree PLC	719,332	3,796,694
Supermarket Income REIT PLC	6,926,783	6,671,467
Target Healthcare REIT PLC	3,500,600	3,669,897
Tate & Lyle PLC	2,388,959	20,192,660
Taylor Wimpey PLC	21,731,158	44,552,677
TBC Bank Group PLC	238,539	9,506,270
Team17 Group PLC(a)	638,741	2,381,288
Telecom Plus PLC	511,949	12,510,802
Tesco PLC	42,469,632	181,110,464
THG PLC, Class B(a)(b)	4,955,195	4,240,833
TI Fluid Systems PLC(c)	1,737,035	2,941,707
TP ICAP Group PLC	4,755,034	13,539,930
Trainline PLC(a)(c)	2,701,791	11,830,020
Travis Perkins PLC	1,244,073	15,287,088
Tritax Big Box REIT PLC	13,505,504	28,706,929
Trustpilot Group PLC(a)(c)	2,003,639	5,370,499
Tullow Oil PLC(a)	6,917,586	2,723,007
Unilever PLC	15,149,614	931,014,600
UNITE Group PLC (The)	2,352,584	28,836,177
United Utilities Group PLC	4,129,259	54,876,311
Urban Logistics REIT PLC	2,645,362	4,228,776
Vesuvius PLC	1,320,302	8,191,062
Victrex PLC	493,045	6,972,176
Virgin Money U.K. PLC	7,324,270	20,254,743
Vistry Group PLC(a)	1,980,101	35,268,248
Vodafone Group PLC	137,543,528	128,706,285
Volex PLC	696,342	3,175,773
Volution Group PLC	1,104,499	7,778,450
Warehouse REIT PLC	1,444,292	1,593,237
Watches of Switzerland Group PLC(a)(b)(c)	1,418,945	7,441,199
Weir Group PLC (The)	1,564,245	40,834,304
WH Smith PLC	788,512	13,416,488
Whitbread PLC	1,162,667	43,565,093
Wickes Group PLC	1,315,667	2,553,948
Wise PLC, Class A(a)	3,727,102	34,317,615
Workspace Group PLC	799,831	6,305,681
WPP PLC	6,389,401	61,632,659
Yellow Cake PLC(a)(c)	1,341,228	9,598,562
YouGov PLC	586,414	3,482,855
Young & Co's Brewery PLC, Series A, Class A(b)	181,032	2,322,603
Security	Shares	Value
United Kingdom (continued)
Zigup PLC	1,598,158	$8,723,920
		18,162,285,558
Total Common Stocks — 99.1% (Cost: $99,270,117,605)		119,141,509,112
Preferred Stocks
Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	392,507	33,650,242
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	691,685	52,084,368
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	64,001	3,365,770
Einhell Germany AG, Preference Shares, NVS	1,029	198,225
Fuchs Petrolub SE, Preference Shares, NVS	435,117	18,906,327
Henkel AG & Co. KGaA, Preference Shares, NVS	1,076,576	92,092,210
Jungheinrich AG, Preference Shares, NVS	304,865	9,650,463
Porsche Automobil Holding SE, Preference Shares, NVS	954,659	42,672,746
Sartorius AG, Preference Shares, NVS	158,959	45,084,249
Schaeffler AG, Preference Shares, NVS(b)	632,518	3,464,297
Sixt SE, Preference Shares, NVS(b)	86,040	4,771,077
STO SE & Co. KGaA, Preference Shares, NVS	9,678	1,295,421
Volkswagen AG, Preference Shares, NVS	1,254,085	139,959,615
		447,195,010
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	166,197	4,791,218
Total Preferred Stocks — 0.4% (Cost: $566,866,940)		451,986,228
Warrants
Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(b)	127,842	1
Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable 06/30/17, 1 Share for 1 Warrant, Expires 03/31/25, Strike Price EUR 0.001)(a)(b)(d)	1,476,448	16
Total Warrants — 0.0% (Cost: $—)		17
Total Long-Term Investments — 99.5% (Cost: $99,836,984,545)		119,593,495,357
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	738,346,819	738,642,157

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(f)(g)	25,070,000	$25,070,000
Total Short-Term Securities — 0.7% (Cost: $763,353,333)		763,712,157
Total Investments — 100.2% (Cost: $100,600,337,878)		120,357,207,514
Liabilities in Excess of Other Assets — (0.2)%		(197,658,065)
Net Assets — 100.0%		$120,159,549,449

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$721,911,207	$16,678,231 (a)	$—	$54,450	$(1,731)	$738,642,157	738,346,819	$13,677,062 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,520,000	16,550,000 (a)	—	—	—	25,070,000	25,070,000	3,235,047	—
				$54,450	$(1,731)	$763,712,157		$16,912,109	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	791	09/12/24	$146,199	$(470,740)
SPI 200 Index	520	09/19/24	68,714	3,042,242
Euro STOXX 50 Index	3,573	09/20/24	189,477	(691,252)
FTSE 100 Index	1,068	09/20/24	114,850	2,156,934
				$4,037,184
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$5,199,176	$—	$—	$—	$5,199,176
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,161,992	$—	$—	$—	$1,161,992

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$76,977,190	$—	$—	$—	$76,977,190
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(10,408,434)	$—	$—	$—	$(10,408,434)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$658,141,121
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,634,751,862	$116,503,578,811	$3,178,439	$119,141,509,112
Preferred Stocks	198,225	451,788,003	—	451,986,228
Warrants	—	1	16	17
Short-Term Securities
Money Market Funds	763,712,157	—	—	763,712,157
	$3,398,662,244	$116,955,366,815	$3,178,455	$120,357,207,514
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$5,199,176	$—	$5,199,176

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$—	$(1,161,992)	$—	$(1,161,992)
	$—	$4,037,184	$—	$4,037,184

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.5%
Andritz AG	23,852	$1,527,966
AT&S Austria Technologie & Systemtechnik AG(a)(b)	16,164	344,990
BAWAG Group AG(c)	26,962	1,969,033
CA Immobilien Anlagen AG	15,055	492,057
DO & CO AG	3,116	525,063
Erste Group Bank AG	123,551	6,426,661
Immofinanz AG(a)	16,297	483,520
Lenzing AG(a)(b)	4,760	165,775
Oesterreichische Post AG	19,123	631,224
OMV AG	57,158	2,391,496
Raiffeisen Bank International AG	47,827	932,403
Schoeller-Bleckmann Oilfield Equipment AG(b)	7,243	287,869
UNIQA Insurance Group AG	74,202	635,276
Verbund AG	28,046	2,251,970
Vienna Insurance Group AG Wiener Versicherung Gruppe	18,979	611,292
voestalpine AG	47,945	1,229,638
Wienerberger AG	48,123	1,706,177
		22,612,410
Belgium — 1.6%
Ackermans & van Haaren NV	8,410	1,613,538
Aedifica SA	20,517	1,304,114
Ageas SA/NV	55,904	2,668,926
Anheuser-Busch InBev SA/NV	331,271	19,668,938
Argenx SE(a)	21,953	11,224,266
Barco NV	37,532	484,805
Bekaert SA	18,564	760,134
bpost SA	65,827	188,077
Cofinimmo SA	17,664	1,135,662
Colruyt Group NV	18,822	902,836
Deme Group NV	2,838	511,154
D'ieteren Group	9,042	2,078,016
Elia Group SA/NV	11,273	1,170,816
Fagron	34,743	714,901
Galapagos NV(a)	25,829	690,509
Groupe Bruxelles Lambert NV(b)	32,567	2,430,446
KBC Ancora	17,826	866,857
KBC Group NV	89,464	6,919,675
Lotus Bakeries NV	160	1,738,526
Melexis NV	9,519	829,840
Montea NV	6,466	560,833
Proximus SADP	66,523	481,103
Shurgard Self Storage Ltd.	12,614	493,164
Sofina SA	5,777	1,364,973
Solvay SA	30,252	1,065,007
Syensqo SA	26,756	2,365,974
UCB SA	46,172	7,715,077
Umicore SA	76,724	1,053,734
VGP NV	5,106	553,217
Warehouses De Pauw CVA	66,407	1,798,910
Xior Student Housing NV	7,017	235,963
		75,589,991
Denmark — 5.6%
ALK-Abello A/S(a)	50,446	1,137,047
Alm Brand A/S	297,386	567,341
Ambu A/S, Class B(a)(b)	74,494	1,512,701
AP Moller - Maersk A/S, Class A	1,151	1,869,725
AP Moller - Maersk A/S, Class B, NVS	1,637	2,708,152
Bavarian Nordic A/S(a)	32,462	874,969
Carlsberg A/S, Class B	34,714	4,191,957
Security	Shares	Value
Denmark (continued)
Chemometec A/S	7,497	$415,621
Coloplast A/S, Class B	48,935	6,361,574
D/S Norden A/S	9,172	396,757
Danske Bank A/S	250,132	7,649,658
Demant A/S(a)	36,696	1,406,903
DFDS A/S	18,186	498,823
DSV A/S	64,911	11,907,573
FLSmidth & Co. A/S	18,408	939,052
Genmab A/S(a)	24,388	6,888,918
GN Store Nord A/S(a)	53,224	1,398,579
H Lundbeck A/S	127,071	795,000
ISS A/S	60,165	1,099,729
Jyske Bank A/S, Registered	20,573	1,677,171
Netcompany Group A/S(a)(b)(c)	18,968	807,312
NKT A/S(a)	22,446	2,020,541
Novo Nordisk A/S, Class B	1,204,053	159,528,456
Novonesis (Novozymes) B, Class B	134,795	8,580,676
Orsted A/S(a)(c)	71,475	4,260,196
Pandora A/S	30,951	4,851,672
Per Aarsleff Holding A/S	9,800	560,678
Ringkjoebing Landbobank A/S	10,301	1,823,215
Rockwool A/S, Class B	3,516	1,554,116
Royal Unibrew A/S(a)	19,328	1,517,503
Schouw & Co. A/S	6,953	573,753
Spar Nord Bank A/S	34,382	701,190
Sydbank A/S	22,213	1,197,553
Topdanmark A/S	16,655	907,216
Tryg A/S	121,197	2,653,500
Vestas Wind Systems A/S(a)	373,055	9,232,006
Zealand Pharma A/S(a)	25,389	3,420,437
		258,487,270
Finland — 1.6%
Cargotec OYJ, Class B	15,865	808,681
Elisa OYJ	52,011	2,421,706
Fortum OYJ	160,998	2,475,663
Harvia OYJ	3,595	154,706
Huhtamaki OYJ	38,385	1,555,338
Kalmar OYJ(a)	15,865	469,082
Kemira OYJ	39,902	902,544
Kesko OYJ, Class B	96,191	1,739,970
Kojamo OYJ(a)	50,761	502,013
Kone OYJ, Class B	124,987	6,382,408
Konecranes OYJ	24,445	1,707,564
Mandatum OYJ	164,948	763,961
Metsa Board OYJ, Class B	88,490	676,153
Metso OYJ	251,119	2,551,503
Neste OYJ	160,643	3,242,230
Nokia OYJ	1,969,617	7,740,399
Nokian Renkaat OYJ	48,211	439,890
Nordea Bank Abp	1,154,475	13,509,361
Orion OYJ, Class B	45,126	2,074,133
Outokumpu OYJ	137,816	496,896
Puuilo OYJ	8,303	91,193
QT Group OYJ(a)(b)	7,568	673,474
Revenio Group OYJ	8,828	274,467
Sampo OYJ, Class A	163,661	7,174,095
Stora Enso OYJ, Class R	207,274	2,591,156
TietoEVRY OYJ	45,630	925,303
Tokmanni Group Corp.	24,901	304,794
UPM-Kymmene OYJ	194,324	6,427,463
Valmet OYJ	62,483	1,769,559

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
Wartsila OYJ Abp	190,049	$3,927,331
		74,773,036
France — 15.9%
Accor SA	71,850	2,765,012
Aeroports de Paris SA	12,736	1,673,336
Air France-KLM, NVS(a)(b)	55,238	491,173
Air Liquide SA	213,246	38,908,539
Airbus SE	220,222	33,325,444
Alstom SA(a)(b)	130,505	2,556,932
Alten SA	11,284	1,241,036
Amundi SA(c)	21,263	1,551,788
Aperam SA	18,623	506,052
ArcelorMittal SA	183,238	4,172,455
Arkema SA	22,074	1,992,021
AXA SA	667,176	23,424,417
BioMerieux	15,094	1,592,816
BNP Paribas SA	380,575	26,074,608
Bollore SE	257,132	1,600,605
Bouygues SA	68,999	2,382,259
Bureau Veritas SA	113,138	3,539,998
Capgemini SE	58,021	11,518,529
Carrefour SA	216,165	3,224,583
Cie. de Saint-Gobain SA	168,871	14,486,723
Cie. Generale des Etablissements Michelin SCA	253,731	10,044,916
Coface SA	56,501	855,400
Covivio SA/France	21,043	1,083,235
Credit Agricole SA	378,090	5,737,691
Danone SA	235,846	15,321,746
Dassault Aviation SA	7,955	1,601,612
Dassault Systemes SE	245,109	9,291,779
Edenred SE	93,336	3,886,396
Eiffage SA	26,561	2,643,396
Elis SA	67,536	1,561,793
Engie SA	673,962	10,594,792
Eramet SA	2,098	178,202
Esker SA	3,179	698,077
EssilorLuxottica SA	108,419	24,810,567
Esso SA Francaise	796	125,230
Eurazeo SE	16,648	1,309,785
Eurofins Scientific SE	51,017	3,020,404
Euronext NV(c)	30,747	3,108,612
Eutelsat Communications SACA(a)(b)	66,115	341,698
Fnac Darty SA(b)	8,719	258,784
Forvia SE	70,687	827,953
Gaztransport Et Technigaz SA	12,692	1,870,103
Gecina SA	19,069	1,890,457
Getlink SE	124,511	2,218,767
Hermes International SCA	11,737	25,649,273
ICADE	14,948	332,233
ID Logistics Group SACA(a)	516	249,520
Imerys SA	14,760	501,499
Interparfums SA	12,571	638,829
Ipsen SA	13,808	1,550,364
IPSOS SA	16,656	1,027,961
JCDecaux SE(a)	27,846	580,520
Kering SA	27,413	8,419,567
Klepierre SA	77,486	2,218,778
La Francaise des Jeux SAEM(c)	40,583	1,574,569
Legrand SA	98,231	10,613,556
L'Oreal SA	88,894	38,441,983
LVMH Moet Hennessy Louis Vuitton SE	101,731	71,757,202
Mercialys SA	41,082	520,548
Security	Shares	Value
France (continued)
Mersen SA	4,763	$165,098
Neoen SA(c)	30,939	1,290,094
Nexans SA	11,900	1,538,029
Nexity SA(a)(b)	20,621	232,415
Orange SA	675,937	7,501,052
Orpea SA, NVS(a)	44,744	501,287
Pernod Ricard SA	74,648	9,988,435
Pluxee NV, NVS(a)	35,050	821,567
Publicis Groupe SA	85,765	8,953,560
Quadient SA	17,817	353,434
Remy Cointreau SA	9,404	742,029
Renault SA	69,999	3,392,301
Rexel SA	81,432	2,068,934
Rubis SCA	35,155	1,101,034
Safran SA	126,890	27,876,799
Sanofi SA	420,480	43,348,323
Sartorius Stedim Biotech	11,413	2,277,471
Schneider Electric SE	201,617	48,596,787
SCOR SE	56,156	1,201,866
SEB SA	9,182	918,823
SES SA, Class A	148,291	801,844
Societe BIC SA	9,839	617,315
Societe Generale SA	262,370	6,805,081
Sodexo SA	31,903	3,021,447
SOITEC(a)	10,009	1,290,474
Sopra Steria Group SACA	5,661	1,049,295
SPIE SA	53,604	2,072,057
STMicroelectronics NV	250,031	8,266,733
Technip Energies NV	59,915	1,526,423
Teleperformance SE	22,130	2,848,913
Thales SA	35,147	5,586,737
TotalEnergies SE	792,524	53,468,655
Trigano SA	3,971	465,613
Ubisoft Entertainment SA(a)	37,703	774,549
Unibail-Rodamco-Westfield, New	43,619	3,261,882
Valeo SE	96,246	1,099,818
Vallourec SACA(a)(b)	62,489	1,010,361
Veolia Environnement SA	255,207	8,016,997
Verallia SA(c)	30,004	882,579
Vicat SACA	12,045	418,874
Vinci SA	184,489	21,053,503
Virbac SACA	2,023	770,103
Vivendi SE	248,460	2,651,256
Voltalia SA(a)	30,147	335,112
VusionGroup(b)	2,896	422,073
Wendel SE	9,759	935,025
Worldline SA/France(a)(c)	99,166	1,125,224
		737,833,404
Germany — 11.9%
About You Holding SE(a)	61,507	232,390
adidas AG	59,837	14,994,988
AIXTRON SE(b)	44,854	1,047,321
Allianz SE, Registered	144,306	40,646,005
Amadeus Fire AG	3,969	407,838
Aroundtown SA(a)(b)	300,112	640,253
Aurubis AG	12,548	978,559
BASF SE	328,879	15,311,665
Bayer AG, Registered	361,228	10,746,781
Bayerische Motoren Werke AG	118,374	10,979,085
Bechtle AG(b)	31,281	1,382,419
Befesa SA(c)	16,244	504,320
Beiersdorf AG	37,744	5,478,429
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Bilfinger SE	12,288	$688,930
Brenntag SE	51,639	3,673,408
CANCOM SE	16,272	577,286
Carl Zeiss Meditec AG, Bearer	16,002	1,094,770
Commerzbank AG	404,573	6,595,540
CompuGroup Medical SE & Co. KgaA(b)	18,776	325,634
Continental AG	41,757	2,559,863
Covestro AG(a)(c)	70,151	4,129,708
CTS Eventim AG & Co. KGaA	25,796	2,272,209
Daimler Truck Holding AG	199,873	7,716,885
Delivery Hero SE, Class A(a)(c)	80,440	1,789,644
Dermapharm Holding SE	9,538	365,370
Deutsche Bank AG, Registered	698,633	10,874,554
Deutsche Boerse AG	70,083	14,350,787
Deutsche Lufthansa AG, Registered(b)	219,591	1,376,129
Deutsche Pfandbriefbank AG(a)(b)(c)	91,201	514,684
Deutsche Post AG, Registered	364,872	16,275,310
Deutsche Telekom AG, Registered	1,201,744	31,434,598
Deutz AG	25,206	145,179
Duerr AG	22,426	493,251
E.ON SE	831,350	11,658,120
Eckert & Ziegler SE	7,698	360,276
Encavis AG, NVS(a)(b)	59,583	1,116,734
Evonik Industries AG	90,229	1,827,290
Evotec SE(a)(b)	75,893	715,108
Fielmann Group AG	11,551	522,970
flatexDEGIRO AG	34,988	494,088
Fraport AG Frankfurt Airport Services Worldwide(a)	15,770	800,852
Freenet AG	46,997	1,300,505
Fresenius Medical Care AG & Co. KGaA	75,435	2,910,874
Fresenius SE & Co. KGaA(a)	156,931	5,622,956
GEA Group AG	58,403	2,578,811
Gerresheimer AG	13,020	1,346,103
Grand City Properties SA(a)	26,811	316,048
Grenke AG	15,159	468,106
Hannover Rueck SE	21,442	5,323,845
Heidelberg Materials AG	52,552	5,474,824
HelloFresh SE(a)	72,038	450,003
Henkel AG & Co. KGaA	38,698	2,998,432
Hensoldt AG	24,695	913,744
Hornbach Holding AG & Co. KGaA	5,035	412,691
Hugo Boss AG(b)	21,910	870,714
Hypoport SE(a)(b)	1,604	476,714
Infineon Technologies AG	485,850	16,877,525
Jenoptik AG	24,809	707,347
K+S AG, Registered(b)	68,955	888,323
KION Group AG	27,192	1,075,439
Knorr-Bremse AG	26,135	2,101,668
Kontron AG	16,240	344,080
Krones AG	6,420	868,588
Lanxess AG	35,195	918,822
LEG Immobilien SE	27,964	2,439,341
Mercedes-Benz Group AG	295,360	19,524,602
Merck KGaA	47,637	8,511,411
METRO AG(b)	75,295	342,870
MTU Aero Engines AG	19,798	5,606,073
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	50,157	24,703,564
Nagarro SE(a)	5,839	507,767
Nemetschek SE	22,557	2,154,557
Nordex SE(a)	49,439	749,551
Pfeiffer Vacuum Technology AG	2,812	479,539
Security	Shares	Value
Germany (continued)
ProSiebenSat.1 Media SE(b)	61,317	$420,655
Puma SE	39,532	1,961,701
Qiagen NV, NVS	79,657	3,544,254
Rational AG	1,967	1,721,866
Redcare Pharmacy NV(a)(b)(c)	6,480	970,078
Rheinmetall AG	16,610	9,046,741
RWE AG	230,750	8,611,798
SAF-Holland SE	22,363	457,480
SAP SE	387,366	81,897,011
Schott Pharma AG & Co. KGaA(b)	17,469	602,052
Scout24 SE(c)	28,255	2,233,767
Siemens AG, Registered	281,096	51,467,829
Siemens Energy AG(a)	225,303	6,542,470
Siemens Healthineers AG(b)(c)	101,693	5,450,654
Siltronic AG	8,321	678,614
Sixt SE(b)	7,134	497,781
Stabilus SE	11,628	569,023
Stroeer SE & Co. KGaA	12,565	849,525
Suedzucker AG	28,129	370,791
SUESS MicroTec SE	9,541	647,894
Symrise AG, Class A	49,130	6,191,921
TAG Immobilien AG(a)	66,548	1,002,594
Talanx AG(a)	23,739	1,803,485
TeamViewer SE(a)(c)	62,913	848,503
thyssenkrupp AG	189,602	725,986
TUI AG(a)	176,001	1,135,003
United Internet AG, Registered(d)	35,516	787,717
Volkswagen AG	11,903	1,404,424
Vonovia SE	272,999	8,370,204
Vossloh AG	7,555	401,631
Wacker Chemie AG	7,436	743,220
Zalando SE(a)(c)	84,038	2,153,413
		552,474,752
Ireland — 0.5%
AIB Group PLC	592,566	3,399,009
Bank of Ireland Group PLC	380,745	4,311,913
Cairn Homes PLC	339,681	694,801
Dalata Hotel Group PLC	111,288	495,450
Glanbia PLC	84,653	1,693,974
Kerry Group PLC, Class A	59,784	5,589,549
Kingspan Group PLC	57,587	5,388,080
		21,572,776
Italy — 4.4%
A2A SpA	688,582	1,458,465
ACEA SpA	22,204	385,228
Amplifon SpA	46,039	1,462,217
Anima Holding SpA(c)	110,708	582,160
Azimut Holding SpA	48,385	1,212,327
Banca Generali SpA	28,350	1,233,693
Banca Monte dei Paschi di Siena SpA	361,461	1,972,441
Banca Popolare di Sondrio SpA	142,745	1,087,879
Banco BPM SpA	483,776	3,349,505
BFF Bank SpA(c)	89,419	1,010,761
BPER Banca SpA	367,256	2,148,826
Brembo NV	62,273	698,596
Brunello Cucinelli SpA	12,808	1,196,360
Buzzi SpA	36,335	1,424,479
Carel Industries SpA(c)	25,857	477,578
Credito Emiliano SpA	54,736	599,177
Davide Campari-Milano NV	230,721	2,080,751
De' Longhi SpA	31,505	993,047

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
DiaSorin SpA	8,876	$968,114
Enav SpA(c)	97,549	417,238
Enel SpA	2,985,714	21,315,532
Eni SpA	802,697	12,842,984
ERG SpA	25,541	677,236
Ferrari NV	46,844	19,279,707
FinecoBank Banca Fineco SpA	221,319	3,757,160
Generali	371,426	9,613,624
GVS SpA(a)(c)	29,401	203,179
Hera SpA	359,803	1,316,517
Infrastrutture Wireless Italiane SpA(c)	138,893	1,545,493
Intercos SpA, NVS	5,468	97,643
Interpump Group SpA	32,262	1,399,147
Intesa Sanpaolo SpA	5,436,774	22,077,827
Iren SpA	325,936	663,229
Italgas SpA	188,637	1,008,673
Iveco Group NV	66,616	684,088
Juventus Football Club SpA, NVS(a)(b)	90,270	232,513
Leonardo SpA	145,552	3,467,830
Lottomatica Group SpA	41,783	510,530
Maire Tecnimont SpA	68,032	539,819
Mediobanca Banca di Credito Finanziario SpA	191,274	3,104,996
Moncler SpA	80,390	4,793,339
Nexi SpA(a)(c)	228,685	1,403,595
Pirelli & C SpA(c)	143,773	900,060
Poste Italiane SpA(c)	164,977	2,233,383
Prysmian SpA	98,861	6,796,150
Recordati Industria Chimica e Farmaceutica SpA	40,100	2,183,171
Reply SpA	9,530	1,352,743
Saipem SpA(a)	474,859	1,128,091
Salvatore Ferragamo SpA(b)	34,128	297,590
Saras SpA	197,238	341,329
Snam SpA	784,187	3,747,335
SOL SpA	13,438	502,488
Stellantis NV	821,685	13,692,607
Tamburi Investment Partners SpA	59,860	603,580
Technogym SpA(c)	74,949	735,058
Technoprobe SpA(a)	59,734	543,503
Telecom Italia SpA/Milano(a)(b)	4,124,522	1,010,971
Tenaris SA, NVS	179,800	2,852,856
Terna - Rete Elettrica Nazionale	492,744	4,103,204
UniCredit SpA	560,335	23,015,592
Unipol Gruppo SpA	151,471	1,632,003
Webuild SpA	125,178	327,698
		203,292,915
Netherlands — 7.1%
Aalberts NV	38,251	1,462,627
ABN AMRO Bank NV, CVA(c)	164,526	2,872,106
Adyen NV(a)(c)	8,251	10,092,938
Aegon Ltd.	499,204	3,230,475
AerCap Holdings NV	77,281	7,260,550
Akzo Nobel NV	62,468	3,862,534
Alfen NV(a)(b)(c)	11,663	215,633
Allfunds Group PLC	131,732	791,768
Arcadis NV	26,145	1,867,306
ASM International NV	16,386	11,273,912
ASML Holding NV	147,615	137,454,853
ASR Nederland NV	63,270	3,178,827
BE Semiconductor Industries NV	29,181	3,759,231
Coca-Cola Europacific Partners PLC	78,184	5,767,634
Corbion NV	31,474	704,555
DSM-Firmenich AG	68,404	8,733,063
Security	Shares	Value
Netherlands (continued)
Eurocommercial Properties NV	6,407	$159,581
EXOR NV, NVS	38,020	3,897,522
Flow Traders Ltd., NVS	14,396	239,989
Fugro NV	48,233	1,288,206
Heineken Holding NV	48,692	3,588,136
Heineken NV	107,834	9,569,270
IMCD NV	21,156	3,042,094
ING Groep NV	1,211,588	21,991,465
InPost SA(a)	72,243	1,251,649
JDE Peet's NV	45,004	989,669
Just Eat Takeaway.com NV(a)(b)(c)	87,819	1,119,198
Koninklijke Ahold Delhaize NV	351,289	11,316,842
Koninklijke KPN NV	1,495,734	5,893,467
Koninklijke Philips NV(a)	296,854	8,338,534
Koninklijke Vopak NV	26,973	1,204,967
NN Group NV	106,450	5,342,104
OCI NV	41,799	1,007,372
Pharming Group NV(a)(b)	360,878	312,386
Prosus NV	522,435	18,224,247
Randstad NV	39,207	1,909,575
Royal BAM Group NV	116,571	483,114
SBM Offshore NV	61,691	999,780
Signify NV(c)	51,547	1,276,014
TKH Group NV	19,125	838,090
Universal Music Group NV	308,516	7,350,231
Van Lanschot Kempen NV	11,107	480,703
Wolters Kluwer NV	92,238	15,441,498
		330,083,715
Norway — 1.4%
Aker ASA, Class A	12,974	761,076
Aker BP ASA	115,910	2,806,667
Atea ASA	50,248	668,708
Austevoll Seafood ASA	50,328	415,641
Bakkafrost P/F	19,906	1,039,783
BlueNord ASA(a)(b)	4,621	216,002
Borr Drilling Ltd.(b)	112,920	767,218
Borregaard ASA	40,666	696,987
BW Offshore Ltd.	74,290	206,993
Cadeler AS(a)	80,825	522,259
Cavendish Hydrogen ASA(a)(b)	15,464	26,368
DNB Bank ASA	311,197	6,429,342
DOF Group ASA(a)	60,720	627,971
Elkem ASA(a)(c)	177,790	371,037
Entra ASA(a)(c)	42,384	476,436
Equinor ASA	342,257	9,063,032
Europris ASA(c)	73,754	440,065
Frontline PLC, NVS	62,066	1,529,664
Gjensidige Forsikring ASA	75,137	1,271,150
Golden Ocean Group Ltd.	53,534	665,336
Hafnia Ltd.	110,458	875,208
Hoegh Autoliners ASA	52,092	569,397
Kongsberg Gruppen ASA	33,378	3,356,312
Leroy Seafood Group ASA	106,480	462,592
Mowi ASA	166,513	2,810,492
MPC Container Ships ASA	245,759	515,609
NEL ASA(a)(b)	1,044,469	562,741
Nordic Semiconductor ASA(a)	72,179	892,735
Norsk Hydro ASA	499,687	2,771,692
Orkla ASA	287,588	2,427,097
Protector Forsikring ASA	11,106	229,517
Salmar ASA	26,006	1,496,250
Scatec ASA(a)(c)	47,993	387,382
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Schibsted ASA, Class A	31,519	$905,941
Schibsted ASA, Class B	34,810	946,295
Seadrill Ltd.(a)(b)	15,431	849,739
SpareBank 1 SMN	66,958	999,467
SpareBank 1 SR-Bank ASA	64,698	830,567
Stolt-Nielsen Ltd.	5,116	200,690
Storebrand ASA	185,498	1,861,836
Subsea 7 SA	96,316	1,852,640
Telenor ASA	230,289	2,743,898
TGS ASA	59,680	729,775
TOMRA Systems ASA(b)	92,979	1,532,600
Wallenius Wilhelmsen ASA	39,041	363,013
Yara International ASA	69,004	1,965,672
		62,140,892
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	3,695,741	1,557,949
EDP Renovaveis SA	125,702	1,954,168
EDP SA	1,156,161	4,765,077
Galp Energia SGPS SA	182,472	3,836,731
Jeronimo Martins SGPS SA	102,604	1,793,347
Navigator Co. SA (The)	121,346	492,353
REN - Redes Energeticas Nacionais SGPS SA	146,828	372,355
Sonae SGPS SA	490,391	500,206
		15,272,186
Singapore — 0.0%
BW LPG Ltd.(c)	43,886	713,159
Spain — 4.0%
Acciona SA	9,026	1,170,162
Acerinox SA	68,564	720,436
ACS Actividades de Construccion y Servicios SA	81,741	3,651,916
Aena SME SA(c)	26,580	5,050,164
Almirall SA	9,571	95,412
Amadeus IT Group SA	165,797	10,919,527
Banco Bilbao Vizcaya Argentaria SA	2,153,611	22,572,453
Banco de Sabadell SA	1,996,669	4,213,460
Banco Santander SA	5,886,801	28,398,796
Bankinter SA	258,153	2,205,000
CaixaBank SA	1,377,448	8,033,605
Cellnex Telecom SA(c)	183,752	6,408,665
Cia. de Distribucion Integral Logista Holdings SA	30,581	905,631
Cie. Automotive SA	22,619	660,688
Construcciones y Auxiliar de Ferrocarriles SA	2,395	90,673
Enagas SA	88,803	1,331,330
Endesa SA	114,306	2,218,016
Faes Farma SA	174,332	667,405
Ferrovial SE	188,956	7,513,978
Fluidra SA	36,133	804,997
Grifols SA(a)(b)	121,799	1,230,236
Iberdrola SA	2,188,318	28,903,728
Indra Sistemas SA	35,686	715,643
Industria de Diseno Textil SA	403,557	19,608,375
Inmobiliaria Colonial SOCIMI SA	113,174	658,363
Laboratorios Farmaceuticos Rovi SA	9,314	896,139
Lar Espana Real Estate SOCIMI SA	44,405	391,186
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	328,907	393,691
Mapfre SA	373,426	904,972
Melia Hotels International SA	23,163	177,355
Merlin Properties SOCIMI SA	155,304	1,773,552
Redeia Corp. SA	130,938	2,324,788
Repsol SA	450,277	6,422,265
Security	Shares	Value
Spain (continued)
Sacyr SA	228,463	$807,156
Solaria Energia y Medio Ambiente SA(a)(b)	37,489	447,686
Telefonica SA	1,771,545	8,023,750
Unicaja Banco SA(c)	528,195	710,959
Vidrala SA	9,307	968,602
Viscofan SA	17,459	1,164,129
		184,154,889
Sweden — 5.6%
AAK AB	69,726	2,006,509
AddLife AB, Class B	52,166	764,849
Addnode Group AB, Class B	45,031	447,520
AddTech AB, Class B	97,549	3,147,796
AFRY AB	40,036	725,688
Alfa Laval AB	107,059	4,733,725
Alimak Group AB(c)	9,726	103,108
Alleima AB, NVS	73,108	531,272
AQ Group AB	18,004	239,806
Arjo AB, Class B	91,614	355,064
Assa Abloy AB, Class B	369,702	11,259,015
Atlas Copco AB, Class A	993,086	17,674,604
Atlas Copco AB, Class B	568,263	8,890,993
Atrium Ljungberg AB, Class B	23,962	512,533
Avanza Bank Holding AB	47,237	1,061,124
Axfood AB	43,298	1,073,838
Beijer Ref AB, Class B(b)	148,005	2,350,265
Betsson AB	49,842	593,264
Better Collective A/S(a)(b)	24,481	561,208
Bilia AB, Class A	43,336	539,387
Billerud Aktiebolag	83,562	841,435
BioGaia AB, Class B	22,664	269,830
Biotage AB	30,449	570,926
Boliden AB	105,786	3,235,210
BoneSupport Holding AB(a)(c)	23,631	665,944
Boozt AB(a)(c)	32,197	329,510
Bravida Holding AB(c)	77,725	629,119
Bufab AB	10,467	436,436
Bure Equity AB	21,936	821,819
Camurus AB(a)	13,053	826,069
Castellum AB(a)	154,597	1,936,591
Catena AB	15,022	764,743
Cibus Nordic Real Estate AB publ	12,783	199,664
Dometic Group AB(c)	125,063	858,060
Electrolux AB, Class B(a)	83,176	740,882
Electrolux Professional AB, Class B	99,477	626,176
Elekta AB, Class B	143,355	899,998
Embracer Group AB, Class B(a)	384,449	983,690
Epiroc AB	245,648	4,585,111
Epiroc AB, Class B	140,365	2,360,155
EQT AB	141,233	4,573,108
Essity AB, Class B	222,513	6,256,246
Evolution AB(c)	67,847	6,572,288
Fabege AB	96,111	805,951
Fastighets AB Balder, Class B(a)	243,187	1,793,342
Fortnox AB	189,646	1,172,495
Getinge AB, Class B	86,762	1,694,276
Granges AB	50,569	617,341
H & M Hennes & Mauritz AB, Class B	210,597	3,276,351
Hemnet Group AB	35,688	1,318,988
Hexagon AB, Class B	757,429	7,713,994
Hexatronic Group AB(a)	106,785	631,233
Hexpol AB	108,209	1,210,205
Holmen AB, Class B	28,375	1,115,479

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Hufvudstaden AB, Class A	46,283	$560,933
Husqvarna AB, Class B	136,413	921,217
Industrivarden AB, Class A	47,212	1,619,569
Industrivarden AB, Class C	56,764	1,924,136
Indutrade AB	100,711	2,961,412
Instalco AB	99,766	475,203
Investment AB Latour, Class B	53,125	1,560,092
Investor AB, Class B	642,837	18,250,218
INVISIO AB	6,046	141,320
Inwido AB	6,527	107,720
JM AB	34,705	676,596
Kindred Group PLC	88,216	1,042,032
Kinnevik AB	99,949	838,025
L E Lundbergforetagen AB, Class B	26,389	1,334,057
Lifco AB, Class B	88,626	2,629,223
Lindab International AB	30,989	766,691
Loomis AB, Class B	28,638	912,556
Medicover AB, Class B	29,911	539,683
Millicom International Cellular SA, SDR(a)	56,995	1,418,871
MIPS AB	12,924	643,521
Munters Group AB(c)	59,652	1,291,465
Mycronic AB	32,927	1,154,624
NCAB Group AB	78,117	571,466
NCC AB, Class B	37,178	574,019
New Wave Group AB, Class B	39,910	422,641
Nibe Industrier AB, Class B	584,137	2,566,841
Nolato AB, Class B	92,212	495,186
Nordnet AB publ	54,797	1,119,500
Nyfosa AB	65,997	675,441
OX2 AB, Class B(a)	69,667	385,887
Pandox AB, Class B	44,138	818,816
Peab AB, Class B	76,935	573,807
Saab AB	120,043	2,771,915
Sagax AB, Class B	84,661	2,091,498
Sandvik AB	387,784	7,938,645
Scandic Hotels Group AB(a)(b)(c)	92,137	560,761
Sdiptech AB, Class B(a)	14,261	436,703
Sectra AB, Class B	54,951	1,251,190
Securitas AB, Class B	172,584	1,856,590
Sinch AB(a)(b)(c)	285,098	772,738
Skandinaviska Enskilda Banken AB, Class A	576,507	8,866,382
Skanska AB, Class B	123,396	2,412,609
SKF AB, Class B	127,057	2,362,099
SSAB AB, Class A	94,412	487,090
SSAB AB, Class B	226,490	1,148,011
Storskogen Group AB	587,888	477,358
Svenska Cellulosa AB SCA, Class B	218,753	2,973,658
Svenska Handelsbanken AB, Class A	528,938	5,339,028
Sweco AB, Class B	90,084	1,455,892
Swedbank AB, Class A	303,178	6,446,759
Swedish Orphan Biovitrum AB(a)(b)	73,021	1,907,825
Tele2 AB, Class B	207,923	2,140,705
Telefonaktiebolaget LM Ericsson, Class B	1,061,903	7,301,495
Telia Co. AB	845,143	2,456,300
Thule Group AB(c)	42,395	1,172,109
Trelleborg AB, Class B	85,418	3,174,352
Troax Group AB	20,332	461,838
Truecaller AB, Class B(b)	79,051	250,373
VBG Group AB, Class B	2,356	93,869
Vitec Software Group AB, Class B	14,163	740,905
Vitrolife AB	34,040	732,073
Volvo AB, Class A	78,512	2,041,037
Security	Shares	Value
Sweden (continued)
Volvo AB, Class B	581,758	$14,846,901
Volvo Car AB(a)	295,279	837,806
Wallenstam AB, Class B	137,523	693,691
Wihlborgs Fastigheter AB	114,606	1,160,848
Xvivo Perfusion AB(a)	8,451	400,581
Yubico AB(a)	18,248	461,265
		259,399,900
Switzerland — 14.4%
ABB Ltd., Registered	589,881	32,742,295
Accelleron Industries AG, NVS	34,710	1,717,612
Adecco Group AG, Registered	60,751	2,067,862
Alcon Inc.	185,273	17,542,487
Allreal Holding AG, Registered	6,359	1,133,659
ALSO Holding AG, Registered	3,124	947,168
ams-OSRAM AG(a)	403,414	541,647
Arbonia AG(a)	28,620	414,097
Aryzta AG(a)	438,274	839,038
Avolta AG, Registered	39,803	1,501,824
Bachem Holding AG	13,590	1,219,590
Baloise Holding AG, Registered	17,365	3,107,662
Banque Cantonale Vaudoise, Registered	11,960	1,269,523
Barry Callebaut AG, Registered	1,397	2,247,789
Belimo Holding AG, Registered	3,589	2,175,724
BKW AG	8,245	1,491,450
Bossard Holding AG, Class A, Registered	2,725	694,548
Bucher Industries AG, Registered	3,063	1,240,910
Burckhardt Compression Holding AG	1,153	803,354
Cembra Money Bank AG	12,379	1,080,960
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	389	4,875,571
Chocoladefabriken Lindt & Spruengli AG, Registered	43	5,324,620
Cie. Financiere Richemont SA, Class A, Registered	198,639	30,298,667
Clariant AG, Registered	82,614	1,225,459
Comet Holding AG, Registered	3,039	1,217,668
Daetwyler Holding AG, Bearer	3,179	661,333
DKSH Holding AG	14,421	1,130,350
dormakaba Holding AG	1,332	806,739
Dottikon Es Holding AG(a)	768	220,981
EFG International AG	34,579	494,253
Emmi AG, Registered	905	951,655
EMS-Chemie Holding AG, Registered	2,759	2,307,175
Flughafen Zurich AG, Registered	7,336	1,697,797
Forbo Holding AG, Registered	460	495,494
Galenica AG(c)	18,347	1,595,789
Geberit AG, Registered	12,182	7,755,867
Georg Fischer AG	30,946	2,273,788
Givaudan SA, Registered	3,466	17,004,385
Helvetia Holding AG, Registered	13,449	2,006,309
Holcim AG	195,318	18,252,546
Huber + Suhner AG, Registered	7,988	699,466
Implenia AG, Registered	7,936	287,600
Inficon Holding AG, Registered	794	1,183,910
Interroll Holding AG, Registered	281	907,969
Julius Baer Group Ltd.	74,003	4,050,008
Kardex Holding AG, Registered	3,172	966,001
Kuehne + Nagel International AG, Registered	17,740	5,499,233
Landis+Gyr Group AG	11,648	1,055,089
LEM Holding SA, Registered	133	194,246
Logitech International SA, Registered	60,137	5,416,908
Lonza Group AG, Registered	27,634	18,401,734
Medacta Group SA(c)	956	137,233
Mobimo Holding AG, Registered	3,345	1,001,854
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Nestle SA, Registered	986,844	$99,959,987
Novartis AG, Registered	728,852	81,360,163
OC Oerlikon Corp. AG, Registered	84,069	472,901
Partners Group Holding AG	8,444	11,365,985
PSP Swiss Property AG, Registered	17,452	2,332,127
Roche Holding AG, Bearer	11,935	4,197,681
Roche Holding AG, NVS	259,214	83,922,965
Sandoz Group AG	150,421	6,524,248
Schindler Holding AG, Participation Certificates, NVS	15,705	4,203,505
Schindler Holding AG, Registered	8,256	2,167,526
Schweiter Technologies AG, NVS	862	404,607
Sensirion Holding AG(a)(b)(c)	3,990	374,310
SFS Group AG	8,018	1,170,926
SGS SA	53,300	5,827,464
Siegfried Holding AG, Registered	1,711	1,994,261
SIG Group AG	109,506	2,299,635
Sika AG, Registered	57,287	17,393,257
Softwareone Holding AG	45,464	907,709
Sonova Holding AG, Registered	18,494	5,669,076
Stadler Rail AG	20,720	634,141
Straumann Holding AG	41,338	5,330,606
Sulzer AG, Registered	6,963	1,035,174
Swatch Group AG (The), Bearer	10,732	2,210,308
Swatch Group AG (The), Registered	18,570	752,968
Swiss Life Holding AG, Registered	11,106	8,504,019
Swiss Prime Site AG, Registered	26,587	2,664,557
Swiss Re AG	110,312	13,599,632
Swisscom AG, Registered	9,561	5,851,734
Swissquote Group Holding SA, Registered	4,744	1,513,086
Tecan Group AG, Registered	5,387	2,011,593
Temenos AG, Registered	23,445	1,627,985
u-blox Holding AG	2,380	217,735
UBS Group AG, Registered	1,223,788	37,081,599
Valiant Holding AG, Registered	7,907	898,123
VAT Group AG(c)	9,837	4,929,674
Vontobel Holding AG, Registered	12,180	798,063
Ypsomed Holding AG, Registered	1,791	823,074
Zurich Insurance Group AG	54,004	29,689,786
		667,899,086
United Kingdom — 24.0%
3i Group PLC	363,338	14,617,346
4imprint Group PLC	11,641	908,982
abrdn PLC	672,594	1,470,954
Admiral Group PLC	97,271	3,447,245
Airtel Africa PLC(c)	435,357	638,291
AJ Bell PLC	108,675	641,256
Alphawave IP Group PLC(a)(b)	187,058	374,093
Anglo American PLC	467,649	14,177,396
Antofagasta PLC	146,713	3,820,288
Ascential PLC	104,676	768,373
Ashmore Group PLC	163,368	362,533
Ashtead Group PLC	160,728	11,599,322
Ashtead Technology Holdings PLC	17,761	198,416
Associated British Foods PLC	126,451	4,036,981
Assura PLC	1,328,704	697,285
AstraZeneca PLC	573,663	91,138,285
Auction Technology Group PLC(a)(b)	71,446	466,575
Auto Trader Group PLC(c)	344,904	3,612,821
Aviva PLC	1,054,265	6,791,446
B&M European Value Retail SA	366,275	2,205,699
Babcock International Group PLC	96,910	662,901
BAE Systems PLC	1,117,343	18,635,163
Security	Shares	Value
United Kingdom (continued)
Balfour Beatty PLC	254,034	$1,375,528
Bank of Georgia Group PLC	12,855	755,735
Barclays PLC	5,523,983	16,518,398
Barratt Developments PLC	369,553	2,500,725
Beazley PLC	248,973	2,188,349
Bellway PLC	44,024	1,616,469
Berkeley Group Holdings PLC	39,029	2,547,906
Big Yellow Group PLC	78,938	1,227,597
Bodycote PLC	71,295	637,710
BP PLC	6,228,989	36,820,243
Breedon Group PLC	125,940	700,573
British American Tobacco PLC	737,343	26,161,689
British Land Co. PLC (The)	337,825	1,790,573
Britvic PLC	102,700	1,677,126
BT Group PLC	2,316,124	4,200,294
Bunzl PLC	123,764	5,185,632
Burberry Group PLC	143,498	1,436,102
Burford Capital Ltd.	76,781	1,082,803
Bytes Technology Group PLC	87,235	568,351
C&C Group PLC	189,593	389,970
Carnival PLC(a)	56,016	860,663
Centamin PLC	576,181	941,067
Centrica PLC	2,044,708	3,486,174
Chemring Group PLC	100,482	534,783
Clarkson PLC	10,807	630,045
Close Brothers Group PLC	49,632	326,538
Coats Group PLC	656,945	755,860
Coca-Cola HBC AG, Class DI	79,957	2,917,624
Compass Group PLC	630,026	19,401,655
Computacenter PLC	35,339	1,223,650
ConvaTec Group PLC(c)	613,683	1,849,013
Craneware PLC	6,695	197,955
Cranswick PLC	23,075	1,413,493
Crest Nicholson Holdings PLC	116,575	397,394
Croda International PLC	49,244	2,560,400
Currys PLC(a)	470,771	492,330
CVS Group PLC	32,501	476,311
Darktrace PLC(a)	160,303	1,219,127
DCC PLC	36,906	2,542,637
Deliveroo PLC, Class A(a)(c)	406,061	688,534
Derwent London PLC	38,248	1,129,920
Diageo PLC	817,901	25,448,963
Diploma PLC	49,585	2,835,033
Direct Line Insurance Group PLC	483,959	1,174,105
DiscoverIE Group PLC	14,645	127,466
Domino's Pizza Group PLC	143,081	594,949
Dowlais Group PLC	605,699	498,981
Dr. Martens PLC	229,201	209,552
Drax Group PLC	145,601	1,217,897
DS Smith PLC	505,888	2,957,447
Dunelm Group PLC	55,157	874,845
easyJet PLC	113,496	657,511
Elementis PLC	247,426	508,290
Endeavour Mining PLC	68,997	1,541,222
Energean PLC	60,464	776,518
Entain PLC	242,743	1,783,825
Essentra PLC	150,237	330,265
Experian PLC	337,818	15,938,256
Firstgroup PLC	301,553	679,958
Flutter Entertainment PLC(a)	65,455	12,947,375
Frasers Group PLC(a)	54,901	633,657
Future PLC	55,309	796,029

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Games Workshop Group PLC	13,550	$1,797,191
Gamma Communications PLC	33,322	636,559
GB Group PLC	109,594	490,574
Genuit Group PLC	119,532	785,492
Genus PLC	28,944	678,292
Glencore PLC	3,853,666	21,383,366
Grafton Group PLC	83,199	1,159,069
Grainger PLC	300,285	932,711
Great Portland Estates PLC	157,602	711,161
Greencore Group PLC(a)	165,584	383,586
Greggs PLC	42,698	1,719,516
GSK PLC	1,537,627	29,858,844
Haleon PLC	2,563,989	11,500,521
Halma PLC	138,354	4,735,659
Hammerson PLC	1,867,000	691,715
Harbour Energy PLC	232,170	933,808
Hargreaves Lansdown PLC	137,860	1,958,451
Hays PLC	611,852	741,521
Helios Towers PLC(a)	286,509	464,516
Hikma Pharmaceuticals PLC	61,351	1,500,023
Hill & Smith PLC	38,574	1,140,247
Hiscox Ltd.	133,558	2,181,102
Hochschild Mining PLC(a)	148,051	345,517
Howden Joinery Group PLC	197,466	2,387,401
HSBC Holdings PLC	6,985,458	63,526,479
Hunting PLC	39,545	232,227
IG Group Holdings PLC	155,665	1,879,920
IMI PLC	94,467	2,300,925
Imperial Brands PLC	307,801	8,483,562
Inchcape PLC	144,030	1,566,390
Indivior PLC, NVS(a)	44,139	606,301
Informa PLC	522,791	5,842,281
IntegraFin Holdings PLC	126,730	627,233
InterContinental Hotels Group PLC	59,919	6,036,577
Intermediate Capital Group PLC	104,677	2,954,690
International Distributions Services PLC(a)	303,487	1,346,543
International Workplace Group PLC	295,158	655,339
Intertek Group PLC	58,729	3,813,741
Investec PLC	260,450	2,062,251
IP Group PLC	605,595	324,644
ITV PLC	1,319,439	1,357,434
J D Wetherspoon PLC(a)	43,708	419,450
J Sainsbury PLC	597,670	2,119,455
JD Sports Fashion PLC	972,527	1,645,365
JET2 PLC	63,020	1,156,907
John Wood Group PLC(a)	288,656	757,007
Johnson Matthey PLC	65,006	1,369,687
Johnson Service Group PLC	76,898	160,938
JTC PLC(c)	70,577	954,006
Just Group PLC	447,543	694,561
Kainos Group PLC	36,158	510,383
Keller Group PLC	26,964	516,487
Keywords Studios PLC	32,288	991,207
Kier Group PLC	73,692	153,372
Kingfisher PLC	715,120	2,542,344
Lancashire Holdings Ltd.	98,347	801,566
Land Securities Group PLC	254,563	2,081,666
Learning Technologies Group PLC	288,775	267,289
Legal & General Group PLC	2,144,593	6,396,518
Liontrust Asset Management PLC	33,306	285,643
Lloyds Banking Group PLC	23,202,789	17,725,767
London Stock Exchange Group PLC	167,056	20,335,002
Security	Shares	Value
United Kingdom (continued)
LondonMetric Property PLC	735,124	$1,900,645
M&G PLC	822,579	2,246,171
Man Group PLC/Jersey	465,808	1,466,496
Marks & Spencer Group PLC	758,808	3,204,864
Marshalls PLC	106,699	477,341
Melrose Industries PLC	490,903	3,717,269
Mitchells & Butlers PLC(a)	145,347	582,250
Mitie Group PLC	571,386	890,269
Molten Ventures PLC(a)	50,414	242,299
Mondi PLC, NVS	163,171	3,190,264
MONY Group PLC	262,961	802,727
Morgan Advanced Materials PLC	49,741	217,943
Morgan Sindall Group PLC	19,864	733,708
National Grid PLC	1,772,671	22,491,961
NatWest Group PLC, NVS	2,414,630	11,456,173
NCC Group PLC	130,715	247,991
Network International Holdings PLC(a)(c)	176,450	889,195
Next 15 Group PLC	49,355	541,214
Next PLC	44,209	5,167,135
Ninety One PLC	199,297	443,843
NMC Health PLC, NVS(e)	42,009	1
Ocado Group PLC(a)	260,916	1,364,377
OSB Group PLC	169,530	1,121,694
Oxford Instruments PLC	27,544	888,771
Oxford Nanopore Technologies PLC(a)	290,247	450,738
Pagegroup PLC	132,434	729,608
Paragon Banking Group PLC	90,008	930,079
Pearson PLC	238,419	3,234,862
Penno Group PLC	107,124	856,442
Persimmon PLC	118,024	2,406,778
Pets at Home Group PLC	199,898	788,411
Phoenix Group Holdings PLC	272,002	1,915,735
Playtech PLC(a)	93,470	678,906
Plus500 Ltd.	35,363	1,066,513
Premier Foods PLC	240,233	555,897
Primary Health Properties PLC	670,962	799,229
Prudential PLC	1,000,025	9,024,612
QinetiQ Group PLC	207,942	1,291,811
Quilter PLC(c)	517,289	889,106
Rathbones Group PLC	24,829	614,672
Reckitt Benckiser Group PLC	259,180	13,942,238
Redrow PLC	103,130	989,379
RELX PLC	694,253	32,766,996
Renewi PLC	29,342	254,608
Renishaw PLC	14,558	708,736
Rentokil Initial PLC	937,033	5,721,669
RHI Magnesita NV	10,470	494,128
Rightmove PLC	292,329	2,171,961
Rio Tinto PLC	418,367	27,207,618
Rolls-Royce Holdings PLC(a)	3,133,669	18,144,577
Rotork PLC	309,503	1,440,450
RS Group PLC	169,835	1,784,254
RWS Holdings PLC	119,799	293,722
Safestore Holdings PLC	87,114	905,236
Sage Group PLC (The)	367,789	5,141,159
Savills PLC	65,046	1,066,990
Schroders PLC	270,242	1,365,661
Segro PLC	458,846	5,400,896
Serco Group PLC	488,848	1,201,219
Severn Trent PLC	95,151	3,145,660
Shaftesbury Capital PLC	636,700	1,246,591
Shell PLC	2,367,362	86,323,205
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Sirius Real Estate Ltd.	585,397	$713,657
Smith & Nephew PLC	313,359	4,516,388
Smiths Group PLC	126,734	2,910,973
Softcat PLC	53,364	1,116,424
Spectris PLC	39,667	1,556,027
Spirax Group PLC	26,394	3,081,421
Spire Healthcare Group PLC(c)	185,967	612,319
Spirent Communications PLC	261,977	585,159
SSE PLC	402,050	9,730,333
SSP Group PLC	348,202	818,871
St. James's Place PLC	216,442	1,906,587
Standard Chartered PLC	828,702	8,186,155
Supermarket Income REIT PLC	549,067	528,829
Tate & Lyle PLC	151,685	1,282,116
Taylor Wimpey PLC	1,324,744	2,715,957
TBC Bank Group PLC	17,073	680,394
Telecom Plus PLC	29,743	726,847
Tesco PLC	2,542,934	10,844,265
TP ICAP Group PLC	277,997	791,595
Trainline PLC(a)(c)	185,820	813,629
Travis Perkins PLC	86,446	1,062,243
Tritax Big Box REIT PLC	936,147	1,989,848
Trustpilot Group PLC(a)(c)	120,539	323,089
Unilever PLC	924,421	56,809,992
UNITE Group PLC (The)	144,942	1,776,588
United Utilities Group PLC	244,643	3,251,214
Vesuvius PLC	86,018	533,650
Victrex PLC	37,934	536,427
Virgin Money U.K. PLC	491,853	1,360,184
Vistry Group PLC(a)	127,526	2,271,409
Vodafone Group PLC	8,349,692	7,813,220
Volution Group PLC	71,346	502,455
Watches of Switzerland Group PLC(a)(c)	105,602	553,796
Weir Group PLC (The)	100,977	2,635,984
WH Smith PLC	61,805	1,051,609
Whitbread PLC	67,686	2,536,192
Wickes Group PLC	174,018	337,800
Wise PLC, Class A(a)	232,107	2,137,145
Workspace Group PLC	59,604	469,904
WPP PLC	395,182	3,811,956
Yellow Cake PLC(a)(c)	91,656	655,941
Zigup PLC	118,968	649,415
		1,111,271,700
Total Common Stocks — 98.8% (Cost: $4,435,415,639)		4,577,572,081
Preferred Stocks
Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	21,115	1,810,222
Security	Shares	Value
Germany (continued)
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	42,499	$3,200,204
Fuchs Petrolub SE, Preference Shares, NVS	25,500	1,108,004
Henkel AG & Co. KGaA, Preference Shares, NVS	63,452	5,427,796
Jungheinrich AG, Preference Shares, NVS	19,902	629,995
Porsche Automobil Holding SE, Preference Shares, NVS	59,455	2,657,607
Sartorius AG, Preference Shares, NVS	9,860	2,796,511
Schaeffler AG, Preference Shares, NVS	58,734	321,686
Sixt SE, Preference Shares, NVS	5,581	309,477
Volkswagen AG, Preference Shares, NVS	75,000	8,370,223
		26,631,725
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	6,470	186,521
Total Preferred Stocks — 0.6% (Cost: $40,126,882)		26,818,246
Total Long-Term Investments — 99.4% (Cost: $4,475,542,521)		4,604,390,327
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	30,974,191	30,986,580
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(f)(g)	420,000	420,000
Total Short-Term Securities — 0.7% (Cost: $31,393,005)		31,406,580
Total Investments — 100.1% (Cost: $4,506,935,526)		4,635,796,907
Liabilities in Excess of Other Assets — (0.1)%		(5,443,523)
Net Assets — 100.0%		$4,630,353,384

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Europe ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$36,832,231	$—	$(5,848,822)(a)	$8,875	$(5,704)	$30,986,580	30,974,191	$413,480 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	410,000	10,000 (a)	—	—	—	420,000	420,000	125,475	—
				$8,875	$(5,704)	$31,406,580		$538,955	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	281	09/20/24	$14,902	$(42,797)
FTSE 100 Index	86	09/20/24	9,248	173,964
				$131,167
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$173,964	$—	$—	$—	$173,964
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$42,797	$—	$—	$—	$42,797

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,081,700	$—	$—	$—	$2,081,700
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(536,114)	$—	$—	$—	$(536,114)
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Europe ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$27,789,603
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$91,441,047	$4,486,131,033	$1	$4,577,572,081
Preferred Stocks	—	26,818,246	—	26,818,246
Short-Term Securities
Money Market Funds	31,406,580	—	—	31,406,580
	$122,847,627	$4,512,949,279	$1	$4,635,796,907
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$173,964	$—	$173,964
Liabilities
Equity Contracts	—	(42,797)	—	(42,797)
	$—	$131,167	$—	$131,167

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 iShares Annual Financial Statements

Schedule of Investments
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.8%
Abacus Group	214,246	$154,810
Abacus Storage King(a)	879,079	735,097
AGL Energy Ltd.	442,477	3,007,874
ALS Ltd.	374,611	3,792,648
AMP Ltd.	2,287,755	1,777,226
Ampol Ltd.	146,617	3,211,638
Ansell Ltd.	113,242	2,027,472
ANZ Group Holdings Ltd.	1,883,741	35,838,246
APA Group	767,943	3,980,369
ARB Corp. Ltd.	73,076	2,019,195
Aristocrat Leisure Ltd.	373,857	13,314,580
ASX Ltd.	117,876	5,022,246
Atlas Arteria Ltd.	846,547	2,907,541
AUB Group Ltd.	91,589	1,935,338
Aurizon Holdings Ltd.	1,008,073	2,457,956
Bank of Queensland Ltd.	485,560	2,006,522
Bapcor Ltd.	332,116	1,116,722
Beach Energy Ltd.	1,635,304	1,588,994
Bega Cheese Ltd.	289,371	845,713
Bellevue Gold Ltd.(b)	1,502,924	1,356,886
Bendigo & Adelaide Bank Ltd.	410,428	3,359,985
BHP Group Ltd.	3,201,392	88,918,485
BlueScope Steel Ltd.	348,870	5,065,994
Brambles Ltd.	884,008	9,012,172
Breville Group Ltd.	101,395	1,948,334
BWP Trust	505,907	1,186,723
CAR Group Ltd.	249,402	5,703,952
Challenger Ltd.	350,906	1,617,305
Champion Iron Ltd.	323,245	1,328,301
Charter Hall Group	362,638	3,028,366
Charter Hall Long Wale REIT	692,628	1,620,112
Charter Hall Retail REIT	549,040	1,256,215
Cleanaway Waste Management Ltd.	1,739,948	3,216,390
Cochlear Ltd.	43,549	9,840,144
Coles Group Ltd.	825,223	9,780,269
Commonwealth Bank of Australia	1,058,296	95,363,162
Computershare Ltd.	383,853	6,923,175
Corporate Travel Management Ltd.	107,918	953,804
Credit Corp. Group Ltd.	61,934	710,468
Cromwell Property Group	933,136	254,086
CSL Ltd.	306,972	62,303,980
De Grey Mining Ltd.(b)	1,964,241	1,574,984
Deterra Royalties Ltd.	518,685	1,356,091
Dexus	675,754	3,115,602
Domino's Pizza Enterprises Ltd.	44,566	958,533
Downer EDI Ltd.	513,236	1,675,214
Eagers Automotive Ltd.	166,395	1,160,042
Endeavour Group Ltd./Australia	916,584	3,296,652
Evolution Mining Ltd.	1,180,021	3,057,404
Flight Centre Travel Group Ltd.	149,021	2,169,729
Fortescue Ltd.	1,071,537	13,332,951
Gold Road Resources Ltd.	1,472,106	1,646,015
Goodman Group	1,101,336	25,425,538
GPT Group (The)	1,258,507	3,833,436
GrainCorp Ltd., Class A	215,305	1,272,111
Growthpoint Properties Australia Ltd.	240,639	367,674
Harvey Norman Holdings Ltd.	558,544	1,754,173
Healius Ltd.(a)(b)	595,182	588,835
HUB24 Ltd.	66,824	2,176,390
IDP Education Ltd.	186,306	1,829,650
Security	Shares	Value
Australia (continued)
IGO Ltd.	407,310	$1,491,613
Iluka Resources Ltd.	280,380	1,115,454
Incitec Pivot Ltd.	1,423,425	2,748,046
Ingenia Communities Group	380,047	1,310,533
Insignia Financial Ltd.	320,055	579,870
Insurance Australia Group Ltd.	1,509,155	7,301,146
IPH Ltd.	239,930	962,996
IRESS Ltd.(b)	147,347	1,028,988
James Hardie Industries PLC(b)	282,343	10,142,783
JB Hi-Fi Ltd.	87,960	4,016,136
Lendlease Corp. Ltd.	443,397	1,830,278
Liontown Resources Ltd.(a)(b)	1,525,445	955,838
Lottery Corp. Ltd. (The)	1,643,371	5,355,026
Lynas Rare Earths Ltd.(a)(b)	531,870	2,174,512
Macquarie Group Ltd.	228,206	31,407,002
Magellan Financial Group Ltd.	144,768	971,946
Medibank Pvt Ltd.	1,715,829	4,466,891
Megaport Ltd.(b)	165,976	1,201,571
Metcash Ltd.	799,324	1,914,760
Mineral Resources Ltd.	115,190	4,119,513
Mirvac Group	2,460,812	3,464,841
Monadelphous Group Ltd.	96,909	824,054
Nanosonics Ltd.(a)(b)	281,994	583,331
National Australia Bank Ltd.	1,970,140	49,759,159
National Storage REIT	1,149,049	1,864,700
Neuren Pharmaceuticals Ltd., NVS(b)	83,395	1,057,024
New Hope Corp. Ltd.	424,653	1,354,298
NEXTDC Ltd.(b)	359,409	3,957,895
nib holdings Ltd.	339,352	1,670,883
Nine Entertainment Co. Holdings Ltd.	735,453	700,405
Northern Star Resources Ltd.	784,159	7,277,880
Nufarm Ltd./Australia	355,936	1,085,152
Orica Ltd.	290,794	3,421,738
Origin Energy Ltd.	1,114,046	7,643,995
Orora Ltd.	953,486	1,275,807
Paladin Energy Ltd.(a)(b)	287,031	2,153,220
Perpetual Ltd.	89,382	1,298,356
Perseus Mining Ltd.	1,142,016	1,902,810
PEXA Group Ltd.(a)(b)	111,353	1,010,459
Pilbara Minerals Ltd.(a)	1,894,453	3,661,719
PolyNovo Ltd.(b)	740,959	1,306,335
Premier Investments Ltd.	87,656	1,905,884
Pro Medicus Ltd.	40,248	3,797,365
Qantas Airways Ltd.(b)	667,408	2,827,449
QBE Insurance Group Ltd.	918,029	10,834,624
Qube Holdings Ltd.	837,144	2,096,379
Ramelius Resources Ltd.	1,287,010	1,642,446
Ramsay Health Care Ltd.	119,726	3,646,091
REA Group Ltd.	36,944	4,967,108
Red 5 Ltd.(b)	5,123,739	1,314,166
Reece Ltd.	181,682	3,292,338
Region RE Ltd.	1,076,911	1,603,535
Regis Resources Ltd.(b)	917,188	1,011,989
Reliance Worldwide Corp. Ltd.	673,358	2,269,768
Rio Tinto Ltd.	236,238	18,153,023
Sandfire Resources Ltd.(b)	419,906	2,398,346
Santos Ltd.	2,170,292	11,313,529
Scentre Group	3,205,033	7,308,845
SEEK Ltd.	216,424	3,134,163
Seven Group Holdings Ltd.	125,468	3,219,125
Silex Systems Ltd.(a)(b)	230,754	710,259
Sims Ltd.	102,886	686,913
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Sonic Healthcare Ltd.	298,520	$5,410,127
South32 Ltd.	3,024,223	6,065,668
Star Entertainment Group Ltd. (The)(b)	1,851,963	707,821
Steadfast Group Ltd.	877,330	3,724,166
Stockland	1,512,574	4,568,593
Suncorp Group Ltd.	782,416	9,103,504
Tabcorp Holdings Ltd.	1,678,980	710,408
Technology One Ltd.	167,295	2,259,898
Telix Pharmaceuticals Ltd.(b)	218,866	2,747,639
Telstra Group Ltd.	2,540,851	6,566,229
Transurban Group	1,910,671	16,305,275
Treasury Wine Estates Ltd.	518,837	4,194,548
Ventia Services Group Pty Ltd.	715,822	2,060,886
Vicinity Ltd.	2,361,933	3,275,055
Viva Energy Group Ltd.(c)	948,171	2,022,592
Washington H Soul Pattinson & Co. Ltd.	124,570	2,899,416
Waypoint REIT Ltd.	634,337	1,053,524
Webjet Ltd.(b)	375,350	2,195,780
Weebit Nano Ltd.(a)(b)	192,206	297,118
Wesfarmers Ltd.	720,319	34,764,178
West African Resources Ltd.(b)	66,018	64,895
Westpac Banking Corp.	2,201,724	43,027,852
Whitehaven Coal Ltd.	506,321	2,556,140
WiseTech Global Ltd.	110,106	6,899,365
Woodside Energy Group Ltd.	1,186,140	21,510,418
Woolworths Group Ltd.	762,201	17,197,670
Worley Ltd.	250,446	2,484,156
Xero Ltd.(b)	92,253	8,405,831
		956,660,579
Austria — 0.3%
Andritz AG	35,344	2,264,146
BAWAG Group AG(c)	40,108	2,929,085
CA Immobilien Anlagen AG(a)	31,806	1,039,546
Erste Group Bank AG	211,112	10,981,257
Immofinanz AG(b)	45,534	1,350,961
Lenzing AG(a)(b)	13,020	453,443
Oesterreichische Post AG(a)	49,076	1,619,931
OMV AG	103,906	4,347,437
Raiffeisen Bank International AG	131,339	2,560,495
Schoeller-Bleckmann Oilfield Equipment AG(a)	14,399	572,281
UNIQA Insurance Group AG	72,319	619,154
Verbund AG	47,433	3,808,661
Vienna Insurance Group AG Wiener Versicherung Gruppe	23,099	743,993
voestalpine AG	71,121	1,824,030
Wienerberger AG	94,339	3,344,743
		38,459,163
Belgium — 0.9%
Ackermans & van Haaren NV	18,056	3,464,214
Aedifica SA	26,623	1,692,227
Ageas SA/NV	99,226	4,737,171
Anheuser-Busch InBev SA/NV	563,868	33,479,191
Argenx SE(b)	37,967	19,412,004
Barco NV	54,670	706,179
Bekaert SA	27,762	1,136,761
bpost SA	52,590	150,257
Cofinimmo SA	23,074	1,483,484
Colruyt Group NV	40,818	1,957,921
Deme Group NV	7,962	1,434,041
D'ieteren Group	15,850	3,642,618
Elia Group SA/NV	16,530	1,716,809
Security	Shares	Value
Belgium (continued)
Fagron	66,742	$1,373,339
Galapagos NV(b)	32,927	880,265
Groupe Bruxelles Lambert NV	63,793	4,760,814
KBC Ancora	30,920	1,503,602
KBC Group NV	154,805	11,973,535
Kinepolis Group NV(a)	8,350	338,179
Lotus Bakeries NV	238	2,586,058
Melexis NV	14,546	1,268,080
Montea NV	13,338	1,156,880
Ontex Group NV(b)	40,068	376,556
Proximus SADP	96,306	696,497
Retail Estates NV	8,523	581,466
Shurgard Self Storage Ltd.	22,735	888,860
Sofina SA	7,065	1,669,298
Solvay SA	46,550	1,638,770
Syensqo SA	46,319	4,095,886
UCB SA	80,943	13,525,113
Umicore SA	132,939	1,825,795
VGP NV	13,474	1,459,861
Warehouses De Pauw CVA	101,585	2,751,853
		130,363,584
Canada — 10.5%
Advantage Energy Ltd.(a)(b)	174,227	1,215,229
Agnico Eagle Mines Ltd.	321,290	24,790,514
Air Canada(a)(b)	154,773	1,783,536
Alamos Gold Inc., Class A	264,804	4,512,974
Algonquin Power & Utilities Corp.	477,860	2,983,488
Alimentation Couche-Tard Inc.	495,766	30,561,434
Allied Properties REIT	71,557	857,761
AltaGas Ltd.	224,594	5,355,184
Altus Group Ltd.	31,032	1,298,235
ARC Resources Ltd.	414,231	7,167,623
Aritzia Inc.(b)	58,991	1,936,387
Atco Ltd., Class I, NVS	47,469	1,472,565
Athabasca Oil Corp.(b)	452,311	1,854,257
AtkinsRealis Group Inc.	110,527	4,761,631
ATS Corp.(b)	56,345	1,693,227
B2Gold Corp.	768,513	2,304,454
Badger Infrastructure Solutions Ltd.(a)	45,536	1,286,281
Ballard Power Systems Inc.(a)(b)	169,389	384,013
Bank of Montreal	457,788	38,611,822
Bank of Nova Scotia (The)	765,838	35,761,109
Barrick Gold Corp.	1,088,895	20,174,508
Bausch Health Companies Inc.(b)	193,978	1,168,940
Baytex Energy Corp.	577,543	2,145,943
BCE Inc.	46,072	1,554,031
Birchcliff Energy Ltd.	253,508	1,099,854
Bitfarms Ltd./Canada(a)(b)	296,294	774,723
BlackBerry Ltd.(a)(b)	347,252	837,540
Boardwalk REIT	28,151	1,590,394
Bombardier Inc., Class B(b)	55,671	3,757,233
Boralex Inc., Class A	61,058	1,515,118
Boyd Group Services Inc.	13,079	2,192,827
Brookfield Asset Management Ltd.	219,356	9,574,036
Brookfield Corp., Class A	881,783	43,001,810
Brookfield Infrastructure Corp., Class A	66,033	2,571,205
Brookfield Reinsurance Ltd.	33,085	1,610,816
Brookfield Renewable Corp., Class A	81,929	2,303,020
BRP Inc.	24,629	1,784,405
CAE Inc.(b)	217,999	3,966,345
Cameco Corp.	278,849	12,691,755
Canada Goose Holdings Inc.(a)(b)	42,229	487,240

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Canadian Apartment Properties REIT	57,102	$1,985,221
Canadian Imperial Bank of Commerce	585,649	30,286,705
Canadian National Railway Co.	348,893	40,389,359
Canadian Natural Resources Ltd.	1,349,847	47,926,339
Canadian Pacific Kansas City Ltd.	587,308	49,251,092
Canadian Tire Corp. Ltd., Class A, NVS	34,037	3,495,285
Canadian Utilities Ltd., Class A, NVS	76,835	1,799,207
Canadian Western Bank	96,176	3,323,476
Canfor Corp.(b)	36,740	421,513
Capital Power Corp.	56,410	1,743,392
Capstone Copper Corp.(b)	316,296	2,125,975
CCL Industries Inc., Class B, NVS	108,337	5,893,740
Celestica Inc., NVS(b)	78,405	4,112,053
Cenovus Energy Inc.	894,915	18,032,474
Centerra Gold Inc.	170,572	1,144,024
CGI Inc.(b)	129,637	14,781,989
Choice Properties REIT	185,537	1,862,560
CI Financial Corp.	154,723	1,870,370
Cogeco Communications Inc.	7,079	324,558
Colliers International Group Inc.	24,048	3,240,945
Constellation Software Inc./Canada	12,902	40,708,980
Converge Technology Solutions Corp.	234,349	714,598
Crombie REIT	52,696	520,605
Cronos Group Inc.(b)	274,969	677,141
Definity Financial Corp.	54,342	1,890,054
Denison Mines Corp.(b)	806,138	1,588,162
Descartes Systems Group Inc. (The)(b)	52,699	5,359,790
Dollarama Inc.	177,247	16,616,144
Dream Industrial REIT	147,805	1,443,097
Dundee Precious Metals Inc.	136,611	1,154,710
Dye & Durham Ltd.(a)	64,046	614,181
Eldorado Gold Corp.(b)	163,120	2,765,827
Element Fleet Management Corp.	242,312	4,635,107
Emera Inc.	171,068	6,175,373
Empire Co. Ltd., NVS	132,584	3,505,100
Enbridge Inc.	1,335,583	49,983,394
Endeavour Silver Corp.(b)	182,146	820,590
Enghouse Systems Ltd.	31,439	699,758
EQB Inc.	23,351	1,629,910
Equinox Gold Corp.(b)	302,961	1,700,610
ERO Copper Corp.(b)	78,594	1,536,985
Fairfax Financial Holdings Ltd.	14,036	16,552,954
Finning International Inc.	92,051	2,638,220
First Capital Real Estate Investment Trust	95,424	1,131,417
First Majestic Silver Corp.	181,343	1,121,696
First Quantum Minerals Ltd.	440,636	5,393,654
FirstService Corp.	31,361	5,468,101
Fission Uranium Corp.(a)(b)	935,194	785,735
Fortis Inc./Canada	302,882	12,662,405
Fortuna Mining Corp.(b)	255,817	1,232,161
Franco-Nevada Corp.	119,645	15,418,273
Freehold Royalties Ltd.	122,645	1,257,852
George Weston Ltd.	38,813	6,010,934
GFL Environmental Inc.	143,826	5,580,530
Gibson Energy Inc.	154,536	2,525,138
Gildan Activewear Inc.	96,723	3,938,556
goeasy Ltd.(a)	12,396	1,824,317
Granite REIT	27,972	1,503,091
Great-West Lifeco Inc.	180,537	5,422,713
H&R Real Estate Investment Trust	100,848	701,951
Hammond Power Solutions Inc.	8,804	760,996
Hudbay Minerals Inc.	263,460	2,198,283
Security	Shares	Value
Canada (continued)
Hydro One Ltd.(c)	230,645	$7,228,486
iA Financial Corp. Inc.	67,346	4,553,958
IAMGOLD Corp.(b)	468,131	1,929,284
IGM Financial Inc.	52,234	1,480,023
Imperial Oil Ltd.	119,196	8,539,222
Innergex Renewable Energy Inc.	104,878	720,887
Intact Financial Corp.	110,605	20,099,804
Interfor Corp.(b)	58,486	768,009
InterRent REIT	89,574	827,196
Ivanhoe Mines Ltd., Class A(a)(b)	413,901	5,411,156
Keyera Corp.	136,842	3,860,498
Killam Apartment REIT	71,233	956,033
Kinaxis Inc.(b)	12,929	1,590,642
Kinross Gold Corp.	834,317	7,583,876
Knight Therapeutics Inc.(b)	108,965	451,439
Labrador Iron Ore Royalty Corp.	40,861	907,989
Laurentian Bank of Canada	28,845	558,661
Lightspeed Commerce Inc.(b)	117,430	1,572,651
Linamar Corp.	41,318	2,061,037
Lithium Americas Argentina Corp.(a)(b)	89,291	269,687
Lithium Americas Corp.(b)	135,773	367,791
Loblaw Companies Ltd.	106,091	13,082,239
Lundin Mining Corp.	496,051	5,008,475
MAG Silver Corp.(b)	82,483	1,129,724
Magna International Inc.	168,162	7,462,634
Manulife Financial Corp.	1,159,052	30,876,712
Maple Leaf Foods Inc.	45,125	823,961
MEG Energy Corp.(b)	147,857	3,063,911
Methanex Corp.	51,899	2,523,059
Metro Inc./CN	159,612	9,505,160
MTY Food Group Inc.	21,315	703,373
National Bank of Canada	211,747	17,710,892
NexGen Energy Ltd.(b)	295,535	1,969,306
NFI Group Inc.(a)(b)	64,200	797,472
NGEx Minerals Ltd.(b)	122,367	812,737
North West Co. Inc. (The)	40,418	1,308,868
Northland Power Inc.	169,777	2,839,352
NorthWest Healthcare Properties REIT	116,602	423,117
Novagold Resources Inc.(b)	187,815	896,462
Nutrien Ltd.	325,301	16,683,855
Nuvei Corp.(c)	51,069	1,687,443
NuVista Energy Ltd.(b)	145,667	1,410,617
OceanaGold Corp.	584,153	1,438,540
Onex Corp.	41,695	2,857,179
Open Text Corp.	189,456	5,971,915
Osisko Gold Royalties Ltd.	135,738	2,380,196
Pan American Silver Corp.	232,211	5,338,339
Paramount Resources Ltd., Class A	67,374	1,461,523
Parex Resources Inc.	84,899	1,273,500
Parkland Corp.	116,875	3,278,578
Pason Systems Inc.	77,944	923,597
Pembina Pipeline Corp.	356,027	13,798,577
Peyto Exploration & Development Corp.	159,537	1,705,549
Power Corp. of Canada	356,006	10,303,842
PrairieSky Royalty Ltd.(a)	138,257	2,778,859
Premium Brands Holdings Corp., Class A	27,873	1,885,185
Primo Water Corp.	101,804	2,233,472
Prinmaris REIT	104,307	1,028,980
Quebecor Inc., Class B	116,046	2,563,577
RB Global Inc.	117,645	9,372,233
Restaurant Brands International Inc.	185,548	12,991,653
Richelieu Hardware Ltd.	45,395	1,340,824
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
RioCan REIT	93,945	$1,216,627
Rogers Communications Inc., Class B, NVS	232,287	8,982,583
Royal Bank of Canada	889,802	99,430,451
Russel Metals Inc.	44,281	1,287,393
Sandstorm Gold Ltd.	260,432	1,495,836
Saputo Inc.	171,888	3,950,318
Seabridge Gold Inc.(b)	106,199	1,762,227
Secure Energy Services Inc.	180,767	1,596,023
Shopify Inc., Class A(b)	767,342	46,997,023
Sienna Senior Living Inc.	146,671	1,648,741
SilverCrest Metals Inc.(b)	206,349	2,019,176
SmartCentres Real Estate Investment Trust	96,929	1,683,524
Spin Master Corp.(c)	24,033	550,236
SSR Mining Inc.	129,169	716,644
Stantec Inc.	71,732	6,311,522
Stella-Jones Inc.	51,439	3,460,811
Sun Life Financial Inc.	364,641	18,101,977
Suncor Energy Inc.	818,067	32,671,723
Superior Plus Corp.	138,961	803,179
Tamarack Valley Energy Ltd.	623,224	1,850,736
TC Energy Corp.	646,809	27,462,386
Teck Resources Ltd., Class B	288,856	14,159,833
TELUS Corp.	298,483	4,818,880
TELUS Corp., NVS	13,383	216,063
TFI International Inc.	52,080	8,106,698
Thomson Reuters Corp.	98,887	16,025,760
TMX Group Ltd.	201,147	6,113,155
Topaz Energy Corp.	96,633	1,819,065
Torex Gold Resources Inc.(b)	77,959	1,236,028
Toromont Industries Ltd.	50,202	4,668,770
Toronto-Dominion Bank (The)	1,120,457	66,165,110
Tourmaline Oil Corp.	206,092	9,068,257
TransAlta Corp.	164,756	1,241,055
Transcontinental Inc., Class A	43,280	510,965
Veren Inc.	303,598	2,370,468
Vermilion Energy Inc.	138,219	1,486,656
Wesdome Gold Mines Ltd.(b)	148,914	1,433,431
West Fraser Timber Co. Ltd.	29,173	2,586,934
Wheaton Precious Metals Corp.	285,201	17,052,361
Whitecap Resources Inc.	379,801	2,926,942
Winpak Ltd.	27,570	949,719
WSP Global Inc.	78,369	13,017,888
		1,475,629,827
Denmark — 3.2%
ALK-Abello A/S(b)	104,531	2,356,117
Ambu A/S, Class B(b)	117,167	2,379,234
AP Moller - Maersk A/S, Class A	1,674	2,719,305
AP Moller - Maersk A/S, Class B, NVS	3,065	5,070,546
Bavarian Nordic A/S(b)	59,023	1,590,885
Carlsberg A/S, Class B	59,570	7,193,491
Chemometec A/S	18,265	1,012,582
Coloplast A/S, Class B	81,028	10,533,680
D/S Norden A/S	22,109	956,378
Danske Bank A/S	432,693	13,232,827
Demant A/S(b)	61,777	2,368,494
DFDS A/S	28,318	776,733
DSV A/S	116,384	21,350,018
FLSmidth & Co. A/S	34,981	1,784,494
Genmab A/S(b)	42,287	11,944,877
GN Store Nord A/S(b)	99,956	2,626,566
H Lundbeck A/S	240,791	1,506,471
H Lundbeck A/S, Class A	54,614	293,769
Security	Shares	Value
Denmark (continued)
ISS A/S(a)	121,296	$2,217,116
Jyske Bank A/S, Registered	37,578	3,063,467
Netcompany Group A/S(a)(b)(c)	33,600	1,430,077
NKT A/S(b)	35,466	3,192,573
Novo Nordisk A/S, Class B	2,072,746	274,624,098
Novonesis (Novozymes) B, Class B	234,933	14,955,184
Orsted A/S(b)(c)	126,421	7,535,198
Pandora A/S	55,884	8,760,002
Ringkjoebing Landbobank A/S	14,157	2,505,704
Rockwool A/S, Class B	5,599	2,474,828
Royal Unibrew A/S(b)	31,468	2,470,653
Schouw & Co. A/S	11,641	960,601
Svitzer A/S, NVS(b)	12,047	461,673
Sydbank A/S	43,101	2,323,673
Topdanmark A/S	30,150	1,642,304
Tryg A/S	204,224	4,471,301
Vestas Wind Systems A/S(b)	652,673	16,151,723
Zealand Pharma A/S(b)	49,412	6,656,844
		445,593,486
Finland — 0.9%
Cargotec OYJ, Class B	29,468	1,502,061
Citycon OYJ	47,363	208,580
Elisa OYJ	86,927	4,047,444
Fortum OYJ	289,782	4,455,973
Huhtamaki OYJ	80,025	3,242,568
Kalmar OYJ(b)	29,468	871,282
Kemira OYJ	77,112	1,744,198
Kesko OYJ, Class B	185,848	3,361,749
Kojamo OYJ(b)	88,487	875,114
Kone OYJ, Class B	207,576	10,599,781
Konecranes OYJ	39,498	2,759,065
Mandatum OYJ	278,069	1,287,884
Metsa Board OYJ, Class B	139,206	1,063,674
Metso OYJ	445,146	4,522,921
Neste OYJ	258,753	5,222,367
Nokia OYJ	3,458,400	13,591,168
Nokian Renkaat OYJ	105,481	962,436
Nordea Bank Abp	2,019,715	23,634,170
Orion OYJ, Class B	80,484	3,699,299
Outokumpu OYJ	221,586	798,930
QT Group OYJ(a)(b)	17,380	1,546,640
Sampo OYJ, Class A	286,519	12,559,587
Stora Enso OYJ, Class R	359,371	4,492,538
TietoEVRY OYJ	66,891	1,356,441
UPM-Kymmene OYJ	360,075	11,909,846
Valmet OYJ	86,123	2,439,058
Wartsila OYJ Abp	323,945	6,694,270
YIT OYJ(a)	104,274	261,801
		129,710,845
France — 9.0%
Accor SA	122,216	4,703,253
Aeroports de Paris SA	18,840	2,475,318
Air France-KLM, NVS(a)(b)	78,178	695,154
Air Liquide SA	363,514	66,326,209
Airbus SE	374,141	56,617,481
Alstom SA(b)	239,121	4,685,002
Alten SA	23,139	2,544,871
Amundi SA(c)	36,067	2,632,194
Aperam SA	28,002	760,912
ArcelorMittal SA	322,515	7,343,887
Arkema SA	41,443	3,739,934

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
AXA SA	1,139,734	$40,015,835
BioMerieux	28,929	3,052,775
BNP Paribas SA	652,609	44,712,669
Bollore SE	597,005	3,716,260
Bouygues SA	142,450	4,918,228
Bureau Veritas SA	192,524	6,023,924
Capgemini SE	99,170	19,687,570
Carrefour SA	387,348	5,778,159
Cie. de Saint-Gobain SA	293,609	25,187,464
Cie. Generale des Etablissements Michelin SCA	435,188	17,228,587
Coface SA	73,747	1,116,496
Covivio SA/France	35,602	1,832,691
Credit Agricole SA	656,956	9,969,612
Danone SA	401,670	26,094,510
Dassault Aviation SA	16,733	3,368,922
Dassault Systemes SE	415,339	15,744,988
Edenred SE	158,321	6,592,291
Eiffage SA	51,114	5,086,953
Elior Group SA(a)(b)(c)	119,008	413,024
Elis SA	144,687	3,345,936
Engie SA	1,133,181	17,813,788
Esker SA	6,287	1,380,562
EssilorLuxottica SA	185,659	42,486,143
Eurazeo SE	25,137	1,977,659
Eurofins Scientific SE	83,069	4,918,006
Euronext NV(c)	55,821	5,643,667
Eutelsat Communications SACA(a)(b)	140,849	727,941
Fnac Darty SA	15,728	466,815
Forvia SE	112,742	1,320,540
Gaztransport Et Technigaz SA	22,138	3,261,925
Gecina SA	29,150	2,889,864
Getlink SE	193,247	3,443,633
Hermes International SCA	20,162	44,060,717
ICADE	35,147	781,175
Imerys SA	21,923	744,875
Ipsen SA	27,232	3,057,613
IPSOS SA	27,224	1,680,188
JCDecaux SE(b)	83,328	1,737,181
Kering SA	46,972	14,426,874
Klepierre SA	142,342	4,075,901
La Francaise des Jeux SAEM(c)	63,693	2,471,207
Legrand SA	168,345	18,189,157
L'Oreal SA	151,635	65,574,168
LVMH Moet Hennessy Louis Vuitton SE	174,523	123,101,928
Neoen SA(c)	57,286	2,388,710
Nexans SA	17,820	2,303,167
Nexity SA(a)(b)	29,138	328,408
Opmobility	41,178	431,708
Orange SA	1,178,727	13,080,646
Pernod Ricard SA	128,253	17,161,166
Pluxee NV, NVS(b)	64,287	1,506,878
Publicis Groupe SA	143,737	15,005,631
Remy Cointreau SA	15,235	1,202,128
Renault SA	126,116	6,111,851
Rexel SA	126,282	3,208,433
Rubis SCA	69,674	2,182,149
Safran SA	217,137	47,703,400
Sanofi SA	720,190	74,246,169
Sartorius Stedim Biotech	17,955	3,582,931
Schneider Electric SE	345,111	83,183,887
SCOR SE	82,437	1,764,340
SEB SA	17,021	1,703,255
Security	Shares	Value
France (continued)
SES SA, Class A	254,748	$1,377,482
Societe BIC SA	16,978	1,065,227
Societe Generale SA	446,009	11,568,119
Sodexo SA	56,772	5,376,723
SOITEC(b)	17,976	2,317,671
Sopra Steria Group SACA	8,316	1,541,413
SPIE SA	104,465	4,038,083
STMicroelectronics NV	433,526	14,333,598
Technip Energies NV	92,068	2,345,568
Teleperformance SE	36,968	4,759,088
Thales SA	64,950	10,324,026
TotalEnergies SE	1,357,043	91,554,657
Trigano SA	9,580	1,123,286
Ubisoft Entertainment SA(b)	64,797	1,331,152
Unibail-Rodamco-Westfield, New	74,860	5,598,122
Valeo SE	147,993	1,691,140
Vallourec SACA(a)(b)	121,536	1,965,070
Valneva SE(a)(b)	110,175	392,638
Veolia Environnement SA	426,108	13,385,630
Verallia SA(c)	52,139	1,533,689
Vinci SA	314,312	35,868,636
Virbac SACA	4,092	1,557,716
Vivendi SE	455,346	4,858,885
Wendel SE	20,765	1,989,527
Worldline SA/France(b)(c)	154,698	1,755,339
		1,263,389,978
Germany — 6.7%
adidas AG	102,994	25,810,014
AIXTRON SE(a)	76,068	1,776,154
Allianz SE, Registered	248,240	69,920,616
Amadeus Fire AG	7,922	814,033
Aroundtown SA(a)(b)	636,358	1,357,593
Aurubis AG	26,542	2,069,884
BASF SE	557,749	25,967,197
Bayer AG, Registered	614,858	18,292,448
Bayerische Motoren Werke AG	200,216	18,569,858
Bechtle AG	39,707	1,754,794
Befesa SA(c)	31,625	981,847
Beiersdorf AG	62,420	9,060,077
Brenntag SE	94,508	6,722,951
CANCOM SE	26,983	957,282
Carl Zeiss Meditec AG, Bearer	27,253	1,864,502
Ceconomy AG(b)	146,808	442,801
Commerzbank AG	675,331	11,009,565
CompuGroup Medical SE & Co. KgaA	19,164	332,364
Continental AG	69,658	4,270,300
Covestro AG(b)(c)	120,814	7,112,180
CTS Eventim AG & Co. KGaA	45,561	4,013,184
Daimler Truck Holding AG	340,876	13,160,862
Delivery Hero SE, Class A(b)(c)	113,389	2,522,699
Dermapharm Holding SE	21,386	819,228
Deutsche Bank AG, Registered	1,235,108	19,225,042
Deutsche Boerse AG	118,311	24,226,359
Deutsche Lufthansa AG, Registered	434,061	2,720,166
Deutsche Pfandbriefbank AG(a)(b)(c)	137,733	777,283
Deutsche Post AG, Registered	620,683	27,685,895
Deutsche Telekom AG, Registered	2,061,330	53,919,203
Duerr AG	34,898	767,567
E.ON SE	1,392,057	19,520,981
Eckert & Ziegler SE	15,477	724,344
Encavis AG, NVS(b)	89,463	1,676,759
Evonik Industries AG	135,697	2,748,095
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Evotec SE(b)	113,572	$1,070,141
Fielmann Group AG	22,204	1,005,284
flatexDEGIRO AG	71,127	1,004,430
Fraport AG Frankfurt Airport Services Worldwide(b)	27,854	1,414,518
Freenet AG	113,818	3,149,580
Fresenius Medical Care AG & Co. KGaA	130,450	5,033,785
Fresenius SE & Co. KGaA(b)	264,210	9,466,844
GEA Group AG	115,421	5,096,467
Gerresheimer AG	20,677	2,137,739
Grand City Properties SA(b)	58,902	694,336
Grenke AG	20,963	647,332
Hamborner REIT AG(a)	167,834	1,180,785
Hannover Rueck SE	36,855	9,150,747
Heidelberg Materials AG	85,896	8,948,575
HelloFresh SE(b)	106,932	667,977
Henkel AG & Co. KGaA	78,916	6,114,639
Hensoldt AG	44,621	1,651,029
Hugo Boss AG	48,043	1,909,251
Hypoport SE(b)	3,449	1,025,054
Infineon Technologies AG	825,426	28,673,763
Jenoptik AG	46,793	1,334,149
K+S AG, Registered	130,499	1,681,174
KION Group AG	50,871	2,011,940
Knorr-Bremse AG	44,822	3,604,398
Kontron AG	32,989	698,944
Krones AG	13,473	1,822,817
Lanxess AG	58,783	1,534,624
LEG Immobilien SE	44,395	3,872,642
Mercedes-Benz Group AG	507,395	33,541,054
Merck KGaA	81,469	14,556,252
METRO AG	108,785	495,373
MTU Aero Engines AG	34,968	9,901,666
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	85,642	42,180,806
Nagarro SE(b)	10,814	940,399
Nemetschek SE	43,553	4,160,012
Nordex SE(b)	109,584	1,661,418
Norma Group SE	21,657	402,670
Patrizia SE	16,106	126,874
Pfeiffer Vacuum Technology AG	6,550	1,116,993
ProSiebenSat.1 Media SE(a)	144,959	994,468
Puma SE	68,263	3,387,423
Qiagen NV, NVS	139,836	6,221,854
Rational AG	2,985	2,613,000
Redcare Pharmacy NV(a)(b)(c)	13,739	2,056,776
Rheinmetall AG	28,078	15,292,859
RWE AG	406,249	15,161,579
SAP SE	660,622	139,668,859
Scout24 SE(c)	54,915	4,341,438
Siemens AG, Registered	481,621	88,183,352
Siemens Energy AG(b)	379,750	11,027,385
Siemens Healthineers AG(c)	177,721	9,525,687
Siltronic AG	16,248	1,325,095
Sixt SE(a)	15,801	1,102,528
Stabilus SE	19,447	951,650
Stroeer SE & Co. KGaA	37,011	2,502,330
Suedzucker AG	70,223	925,666
Symrise AG, Class A	84,142	10,604,531
TAG Immobilien AG(b)	127,823	1,925,746
Talanx AG(b)	39,430	2,995,553
TeamViewer SE(b)(c)	118,685	1,600,696
thyssenkrupp AG	317,058	1,214,014
Security	Shares	Value
Germany (continued)
TUI AG(b)	268,961	$1,734,487
United Internet AG, Registered(d)	71,850	1,593,576
Verbio SE	19,802	372,292
Volkswagen AG	20,510	2,419,955
Vonovia SE	458,034	14,043,413
Wacker Chemie AG	13,142	1,313,529
Zalando SE(b)(c)	142,571	3,653,278
		948,033,627
Hong Kong — 1.5%
AIA Group Ltd.	7,219,400	48,289,524
ASMPT Ltd.	189,400	1,980,282
Bank of East Asia Ltd. (The)	1,217,200	1,535,237
BOC Hong Kong Holdings Ltd.	2,608,000	7,587,511
Cafe de Coral Holdings Ltd.(a)	330,000	339,943
CITIC Telecom International Holdings Ltd.	2,931,000	781,026
CK Asset Holdings Ltd.	1,247,500	4,766,785
CK Hutchison Holdings Ltd.	1,613,000	8,426,486
CK Infrastructure Holdings Ltd.	516,500	3,444,925
CLP Holdings Ltd.	998,000	8,565,451
Dah Sing Financial Holdings Ltd.	155,600	407,066
ESR Group Ltd.(c)	1,436,000	2,170,992
Futu Holdings Ltd., ADR(b)	43,132	2,729,393
Galaxy Entertainment Group Ltd.	1,343,000	5,645,867
Hang Lung Properties Ltd.	1,258,000	922,483
Hang Seng Bank Ltd.	474,400	5,809,419
Health and Happiness H&H International Holdings Ltd.	279,500	307,302
Henderson Land Development Co. Ltd.	1,081,572	3,037,944
HKBN Ltd.	793,000	251,181
HKT Trust & HKT Ltd., Class SS	2,493,000	3,019,427
Hong Kong & China Gas Co. Ltd.	7,085,482	5,773,765
Hong Kong Exchanges & Clearing Ltd.	764,200	22,541,623
Hongkong Land Holdings Ltd.	739,300	2,387,652
Hysan Development Co. Ltd.	322,000	440,976
Jardine Matheson Holdings Ltd.	107,400	3,783,587
Johnson Electric Holdings Ltd.	369,000	510,178
Kerry Logistics Network Ltd.	282,898	247,672
Kerry Properties Ltd.	561,500	956,589
Link REIT	1,701,000	7,176,555
Luk Fook Holdings International Ltd.	291,000	572,336
Man Wah Holdings Ltd.	1,271,200	749,755
Melco International Development Ltd.(a)(b)	515,000	302,310
Melco Resorts & Entertainment Ltd., ADR(a)(b)	179,876	1,027,092
MTR Corp. Ltd.	861,500	2,787,034
New World Development Co. Ltd.(a)	1,060,000	988,180
NWS Holdings Ltd.(a)	1,460,000	1,307,598
Pacific Basin Shipping Ltd.	3,631,000	1,090,234
PCCW Ltd.	3,540,000	1,835,402
Power Assets Holdings Ltd.	851,000	5,423,823
Sands China Ltd.(b)	1,483,600	2,781,207
Sino Land Co. Ltd.	2,310,000	2,389,367
SITC International Holdings Co. Ltd.	900,000	2,008,599
SJM Holdings Ltd.(a)(b)	1,667,000	537,323
Sun Hung Kai Properties Ltd.	880,000	7,619,500
Swire Pacific Ltd., Class A	241,000	2,079,053
Swire Properties Ltd.	840,200	1,326,952
Techtronic Industries Co. Ltd.	855,000	10,949,721
Vitasoy International Holdings Ltd.(a)	628,000	450,537
VTech Holdings Ltd.	170,000	1,118,442
WH Group Ltd.(c)	6,298,000	4,093,975
Wharf Holdings Ltd. (The)	623,045	1,708,294
Wharf Real Estate Investment Co. Ltd.	1,130,000	2,778,013

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Xinyi Glass Holdings Ltd.	1,251,000	$1,321,504
Yue Yuen Industrial Holdings Ltd.(a)	638,000	1,041,487
		212,124,579
Ireland — 0.3%
AIB Group PLC	1,004,154	5,759,912
Bank of Ireland Group PLC	652,966	7,394,798
Cairn Homes PLC	463,631	948,335
Glanbia PLC	163,037	3,262,501
Glenveagh Properties PLC(b)(c)	400,501	596,417
Kerry Group PLC, Class A	97,613	9,126,399
Kingspan Group PLC	97,973	9,166,763
		36,255,125
Israel — 0.9%
Airport City Ltd.(b)	65,135	900,104
Alony Hetz Properties & Investments Ltd.(a)	151,965	1,014,342
Amot Investments Ltd.	199,674	809,322
Azrieli Group Ltd.	40,167	2,465,345
Bank Hapoalim BM	809,360	7,426,958
Bank Leumi Le-Israel BM	949,737	8,184,349
Bezeq The Israeli Telecommunication Corp. Ltd.	1,760,993	1,996,114
Big Shopping Centers Ltd.(a)(b)	14,197	1,386,534
Camtek Ltd./Israel	26,828	2,693,061
Check Point Software Technologies Ltd.(b)	62,766	11,514,423
CyberArk Software Ltd.(a)(b)	28,163	7,220,430
Delek Group Ltd.(a)	8,592	889,256
Elbit Systems Ltd.	19,776	3,539,609
Electra Ltd./Israel(a)	2,504	917,720
Energix-Renewable Energies Ltd.	459,808	1,573,797
Enlight Renewable Energy Ltd.(b)	125,552	1,923,638
First International Bank Of Israel Ltd. (The)	43,846	1,767,818
Fiverr International Ltd.(a)(b)	31,711	827,974
G City Ltd.(b)	71,346	197,596
Gav-Yam Lands Corp. Ltd.	1	7
Global-e Online Ltd.(a)(b)	73,427	2,520,015
Harel Insurance Investments & Financial Services Ltd.(a)	92,609	831,859
ICL Group Ltd.	502,445	2,103,273
Inmode Ltd.(a)(b)	65,364	1,184,396
Isracard Ltd.	451,481	1,570,131
Israel Discount Bank Ltd., Class A(a)	868,863	4,435,558
Kornit Digital Ltd.(a)(b)	46,381	725,863
Melisron Ltd.	24,474	1,715,518
Mivne Real Estate KD Ltd.	533,562	1,230,606
Mizrahi Tefahot Bank Ltd.	95,603	3,449,955
Monday.com Ltd.(b)	23,750	5,457,987
Nano Dimension Ltd., ADR(a)(b)	321,110	780,297
Nice Ltd.(b)	40,181	7,252,232
Nova Ltd.(b)	20,717	4,162,704
Paz Oil Co. Ltd.	8,161	771,131
Perion Network Ltd.(a)(b)	40,923	334,054
Phoenix Holdings Ltd. (The)	99,026	956,852
Radware Ltd.(b)	37,084	840,323
Reit 1 Ltd.	289,129	1,081,042
Shapir Engineering and Industry Ltd.(a)(b)	289,013	1,606,928
Shikun & Binui Ltd.(a)(b)	332,571	754,979
Shufersal Ltd.	232,495	1,574,492
Strauss Group Ltd.	61,430	895,389
Teva Pharmaceutical Industries Ltd., ADR(b)	727,569	12,681,528
Tower Semiconductor Ltd.(a)(b)	64,999	2,619,137
Wix.com Ltd.(a)(b)	38,780	6,046,771
Security	Shares	Value
Israel (continued)
ZIM Integrated Shipping Services Ltd.	64,704	$1,274,022
		126,105,439
Italy — 2.4%
A2A SpA	1,096,412	2,322,278
ACEA SpA	35,689	619,186
Amplifon SpA	93,518	2,970,169
Anima Holding SpA(c)	192,920	1,014,474
Ascopiave SpA	48,700	130,973
Azimut Holding SpA	75,408	1,889,410
Banca Generali SpA	46,497	2,023,387
Banca Monte dei Paschi di Siena SpA	561,886	3,066,132
Banca Popolare di Sondrio SpA	281,957	2,148,832
Banco BPM SpA	808,141	5,595,302
BFF Bank SpA(c)	139,475	1,576,577
BPER Banca SpA	630,731	3,690,427
Brembo NV	111,902	1,255,349
Brunello Cucinelli SpA	21,632	2,020,585
Buzzi SpA	52,611	2,062,564
Carel Industries SpA(a)(c)	44,560	823,022
Davide Campari-Milano NV	372,565	3,359,967
De' Longhi SpA	58,319	1,838,232
DiaSorin SpA	18,348	2,001,233
Enav SpA(c)	192,762	824,484
Enel SpA	5,096,854	36,387,328
Eni SpA	1,346,316	21,540,775
ERG SpA	37,936	1,005,897
Ferrari NV	80,459	33,114,719
FinecoBank Banca Fineco SpA	368,958	6,263,511
Generali	638,262	16,520,143
Hera SpA	768,268	2,811,089
Infrastrutture Wireless Italiane SpA(c)	167,277	1,861,328
Interpump Group SpA	38,192	1,656,321
Intesa Sanpaolo SpA	9,162,146	37,205,937
Iren SpA	406,793	827,761
Italgas SpA(a)	386,724	2,067,877
Iveco Group NV	151,670	1,557,519
Leonardo SpA	228,919	5,454,080
Mediobanca Banca di Credito Finanziario SpA	324,548	5,268,465
MFE-MediaForEurope NV, NVS	74,755	346,915
MFE-MediaForEurope NV, Class A	179,645	612,006
Moncler SpA	139,088	8,293,270
Nexi SpA(b)(c)	364,564	2,237,576
Pirelli & C SpA(c)	241,313	1,510,687
Poste Italiane SpA(c)	325,252	4,403,113
Prysmian SpA	177,460	12,199,398
Recordati Industria Chimica e Farmaceutica SpA	78,674	4,283,262
Reply SpA	13,089	1,857,928
Saipem SpA(b)	904,257	2,148,183
Salvatore Ferragamo SpA(a)	82,965	723,441
Snam SpA	1,252,853	5,986,914
SOL SpA	30,463	1,139,105
Stellantis NV	1,409,486	23,487,758
Tamburi Investment Partners SpA	99,911	1,007,422
Technogym SpA(c)	151,906	1,489,808
Technoprobe SpA(b)	122,191	1,111,783
Telecom Italia SpA/Milano(a)(b)	7,858,649	1,926,251
Tenaris SA, NVS	334,371	5,305,407
Terna - Rete Elettrica Nazionale	904,461	7,531,675
UniCredit SpA	968,363	39,775,220
Unipol Gruppo SpA	260,178	2,803,251
		344,955,706
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan — 22.2%
77 Bank Ltd. (The)	46,700	$1,457,935
ABC-Mart Inc.	75,200	1,482,322
Activia Properties Inc.	346	818,527
ADEKA Corp.	45,400	963,835
Advance Logistics Investment Corp.	1,124	894,528
Advance Residence Investment Corp.	886	1,858,802
Advantest Corp.	493,200	21,829,705
Aeon Co. Ltd.	430,500	9,822,538
Aeon Delight Co. Ltd.	26,000	677,597
AEON Financial Service Co. Ltd.	125,400	1,151,197
Aeon Mall Co. Ltd.	47,800	655,349
AEON REIT Investment Corp.	767	662,778
AGC Inc.	119,500	4,276,874
Ai Holdings Corp.	49,100	820,800
Aica Kogyo Co. Ltd.	30,900	715,133
Aiful Corp.	561,800	1,456,042
Ain Holdings Inc.	18,200	699,722
Air Water Inc.	120,900	1,776,150
Aisin Corp.	103,400	3,488,300
Ajinomoto Co. Inc.	288,500	11,881,943
Alfresa Holdings Corp.	131,000	2,046,532
Alps Alpine Co. Ltd.	133,100	1,410,652
Amada Co. Ltd.	160,400	1,883,725
Amano Corp.	49,800	1,262,531
ANA Holdings Inc.	96,700	1,849,651
Anritsu Corp.	82,100	704,636
Aozora Bank Ltd.(a)	72,900	1,211,928
Arcs Co. Ltd.	24,100	437,871
ARE Holdings Inc.	117,800	1,611,728
Ariake Japan Co. Ltd.	15,900	567,369
Artience Co. Ltd.	33,100	699,936
As One Corp.	44,200	952,319
Asahi Group Holdings Ltd.	300,600	11,066,042
Asahi Intecc Co. Ltd.	131,100	2,078,291
Asahi Kasei Corp.	786,400	5,670,938
Asics Corp.(a)	413,800	6,753,352
Astellas Pharma Inc.	1,251,000	14,509,035
Atom Corp.(a)(b)	157,700	784,442
Autobacs Seven Co. Ltd.	99,700	1,102,099
Awa Bank Ltd. (The)	19,800	367,288
Azbil Corp.	57,500	1,670,903
Bandai Namco Holdings Inc.	390,300	8,294,167
BayCurrent Consulting Inc.	92,600	2,850,655
Bic Camera Inc.	95,200	1,074,348
BIPROGY Inc.	50,700	1,661,365
BML Inc.	24,900	496,746
Bridgestone Corp.	355,700	14,503,185
Brother Industries Ltd.	135,400	2,777,914
Calbee Inc.	55,200	1,267,099
Canon Inc.	632,400	19,795,192
Canon Marketing Japan Inc.	38,600	1,195,304
Capcom Co. Ltd.	199,500	4,262,101
Casio Computer Co. Ltd.	90,300	726,788
Central Glass Co. Ltd.	24,900	624,352
Central Japan Railway Co.	503,000	11,859,202
Change Holdings Inc.(a)	53,100	396,282
Chiba Bank Ltd. (The)	290,300	2,719,377
Chiyoda Corp.(a)(b)	218,300	447,194
Chubu Electric Power Co. Inc.	423,600	5,340,969
Chudenko Corp.	12,200	284,795
Chugai Pharmaceutical Co. Ltd.	446,800	19,499,457
Chugin Financial Group Inc., NVS	134,200	1,495,035
Security	Shares	Value
Japan (continued)
Chugoku Electric Power Co. Inc. (The)	180,200	$1,310,542
Citizen Watch Co. Ltd.	167,300	1,128,097
CKD Corp.	38,400	766,910
Coca-Cola Bottlers Japan Holdings Inc.	117,000	1,744,788
COLOPL Inc.	50,700	206,061
Colowide Co. Ltd.	42,500	585,040
Comforia Residential REIT Inc.	434	900,365
COMSYS Holdings Corp.	62,700	1,349,817
Comture Corp.	30,100	378,392
Concordia Financial Group Ltd.	864,800	5,450,411
Cosmo Energy Holdings Co. Ltd.	46,300	2,484,763
Cosmos Pharmaceutical Corp.	12,600	1,132,850
CRE Logistics REIT Inc.	1,246	1,201,193
Create Restaurants Holdings Inc.	117,300	837,360
Create SD Holdings Co. Ltd.	15,500	347,769
Credit Saison Co. Ltd.	78,900	1,828,839
CyberAgent Inc.	265,500	1,716,571
Dai Nippon Printing Co. Ltd.	131,000	4,309,666
Daicel Corp.	161,400	1,568,936
Daido Steel Co. Ltd.	82,500	825,454
Daifuku Co. Ltd.	166,100	3,006,125
Daihen Corp.	20,400	1,001,101
Dai-ichi Life Holdings Inc.	598,900	18,260,639
Daiichi Sankyo Co. Ltd.	1,172,000	47,732,821
Daiichikosho Co. Ltd.	46,600	562,457
Daikin Industries Ltd.	165,300	23,969,583
Daio Paper Corp.	99,200	592,067
Daiseki Co. Ltd.	29,460	705,222
Daishi Hokuetsu Financial Group Inc.	28,800	1,147,554
Daito Trust Construction Co. Ltd.	35,300	4,245,181
Daiwa House Industry Co. Ltd.	356,400	10,092,671
Daiwa House REIT Investment Corp.	1,252	2,014,862
Daiwa Office Investment Corp.	292	572,018
Daiwa Securities Group Inc.	870,000	7,182,801
Daiwa Securities Living Investments Corp.	1,276	867,958
Daiwabo Holdings Co. Ltd.	111,700	2,104,839
DCM Holdings Co. Ltd.	108,500	1,047,303
DeNA Co. Ltd.	40,300	416,605
Denka Co. Ltd.	38,400	559,603
Denso Corp.	1,179,400	19,340,988
Dentsu Group Inc.	130,700	3,456,127
Dentsu Soken Inc.	24,200	919,971
Descente Ltd.	21,300	562,457
Dexerials Corp.	40,900	1,963,555
DIC Corp.	44,500	915,425
Digital Arts Inc.	15,000	476,209
Digital Garage Inc.	29,900	556,117
Dip Corp.	21,900	450,247
Disco Corp.	58,900	19,695,957
DMG Mori Co. Ltd.	96,700	2,460,485
Dowa Holdings Co. Ltd.	24,800	910,164
DTS Corp.	30,400	878,829
Duskin Co. Ltd.	22,800	599,458
Earth Corp.	10,000	335,172
East Japan Railway Co.	556,400	10,601,314
Ebara Corp.	290,400	4,158,677
EDION Corp.	88,100	1,026,474
eGuarantee Inc.	21,900	214,396
Eiken Chemical Co. Ltd.	38,200	618,637
Eisai Co. Ltd.	155,600	5,933,950
Elecom Co. Ltd.	58,800	644,739
Electric Power Development Co. Ltd.	107,500	1,777,063

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
en Japan Inc.	18,500	$346,336
ENEOS Holdings Inc.	1,977,100	10,359,096
Euglena Co. Ltd.(a)(b)	168,100	618,748
EXEO Group Inc.	107,300	1,170,374
Ezaki Glico Co. Ltd.	32,300	992,057
Fancl Corp.	59,400	1,150,429
FANUC Corp.	594,000	17,610,170
Fast Retailing Co. Ltd.	110,200	30,376,491
FCC Co. Ltd.	43,500	678,619
Ferrotec Holdings Corp.	38,400	636,745
Food & Life Companies Ltd.	65,100	1,140,817
FP Corp.	25,100	432,944
Freee KK(b)	30,000	491,524
Frontier Real Estate Investment Corp.	246	713,132
Fuji Corp./Aichi	43,400	725,772
Fuji Electric Co. Ltd.	97,600	5,489,697
Fuji Kyuko Co. Ltd.	14,900	304,071
Fuji Oil Holdings Inc.	26,800	559,570
Fuji Seal International Inc.	26,000	415,653
Fuji Soft Inc.	40,100	1,921,202
FUJIFILM Holdings Corp.	693,900	16,498,116
Fujikura Ltd.	152,900	3,063,140
Fujimi Inc.	40,500	850,590
Fujitec Co. Ltd.	51,400	1,486,757
Fujitsu General Ltd.	45,300	594,337
Fujitsu Ltd.	1,112,000	20,194,096
Fujiya Co. Ltd.	20,500	371,246
Fukuoka Financial Group Inc.	113,100	3,172,326
Fukuoka REIT Corp.	390	408,305
Fukuyama Transporting Co. Ltd.	12,300	331,782
Funai Soken Holdings Inc.	27,500	401,279
Furukawa Electric Co. Ltd.	56,900	1,556,599
Fuso Chemical Co. Ltd.	18,600	481,419
Future Corp.	42,800	490,028
Fuyo General Lease Co. Ltd.	8,800	719,252
Global One Real Estate Investment Corp.	438	296,001
Glory Ltd.	23,700	430,847
GLP J-REIT	2,566	2,248,030
GMO internet group Inc.	53,600	888,069
GMO Payment Gateway Inc.	25,700	1,473,234
GNI Group Ltd.(a)(b)	51,500	788,283
Goldwin Inc.	17,400	1,071,629
Gree Inc.	88,700	313,610
GS Yuasa Corp.	53,500	951,940
GungHo Online Entertainment Inc.	35,200	688,196
Gunma Bank Ltd. (The)	251,900	1,708,908
H.U. Group Holdings Inc.	32,700	575,471
H2O Retailing Corp.	71,400	1,241,976
Hachijuni Bank Ltd. (The)	276,600	1,971,492
Hakuhodo DY Holdings Inc.	146,700	1,198,001
Hamakyorex Co. Ltd.	14,900	472,435
Hamamatsu Photonics KK	102,000	2,937,492
Hankyu Hanshin Holdings Inc.	145,000	4,137,419
Hankyu Hanshin REIT Inc.	325	288,648
Hanwa Co. Ltd.	25,300	977,908
Harmonic Drive Systems Inc.	33,700	926,141
Haseko Corp.	139,600	1,742,133
Hazama Ando Corp.	103,600	837,202
Heiwa Corp.	49,400	708,715
Heiwa Real Estate Co. Ltd.	18,400	528,877
Heiwa Real Estate REIT Inc.	567	496,588
Heiwado Co. Ltd.	20,600	337,292
Security	Shares	Value
Japan (continued)
Hikari Tsushin Inc.	10,900	$2,041,072
Hino Motors Ltd.(b)	144,600	467,148
Hioki EE Corp	11,900	638,085
Hirogin Holdings Inc.	274,800	2,230,597
Hirose Electric Co. Ltd.	16,205	2,028,927
HIS Co. Ltd.(b)	28,800	332,213
Hisamitsu Pharmaceutical Co. Inc.	42,500	1,170,612
Hitachi Construction Machinery Co. Ltd.	61,000	1,519,334
Hitachi Ltd.	2,924,700	63,193,007
Hitachi Zosen Corp.	129,700	941,612
Hogy Medical Co. Ltd.	14,800	407,137
Hokkaido Electric Power Co. Inc.	129,000	877,184
Hokuetsu Corp.(a)	117,000	905,717
Hokuhoku Financial Group Inc.	75,400	1,054,435
Hokuriku Electric Power Co.	106,900	685,173
Honda Motor Co. Ltd.	2,884,800	30,822,854
Horiba Ltd.	24,500	1,939,058
Hoshino Resorts REIT Inc.	186	643,469
Hoshizaki Corp.	49,400	1,555,794
Hosiden Corp.	105,500	1,439,298
House Foods Group Inc.	34,000	670,733
Hoya Corp.	226,800	28,418,206
Hulic Co. Ltd.	224,500	2,191,367
Hulic REIT Inc.	529	503,529
Ibiden Co. Ltd.	67,000	2,597,066
Ichibanya Co. Ltd.	116,600	829,673
Ichigo Inc.	167,300	471,658
Ichigo Office REIT Investment Corp.	813	454,002
Idec Corp./Japan	33,200	684,012
Idemitsu Kosan Co. Ltd.	602,000	3,964,962
IHI Corp.	105,300	3,841,409
Iida Group Holdings Co. Ltd.	73,000	1,097,311
Inaba Denki Sangyo Co. Ltd.	26,300	689,550
Inabata & Co. Ltd.	23,700	530,767
Industrial & Infrastructure Fund Investment Corp.	1,557	1,284,940
Infomart Corp.	154,300	330,428
Infroneer Holdings Inc.	157,152	1,362,754
Inpex Corp.	676,500	10,446,165
Internet Initiative Japan Inc.	96,200	1,626,891
Invincible Investment Corp.	5,979	2,708,187
Iriso Electronics Co. Ltd.	12,700	255,259
Isetan Mitsukoshi Holdings Ltd.	253,800	5,049,428
Isuzu Motors Ltd.	421,900	5,707,095
Ito En Ltd.	30,900	732,571
ITOCHU Corp.	747,800	38,349,746
Itoham Yonekyu Holdings Inc.	47,680	1,407,401
Iwatani Corp.	30,100	1,910,179
Iyogin Holdings Inc., NVS	180,700	1,815,528
Izumi Co. Ltd.	19,400	462,233
J Front Retailing Co. Ltd.	244,000	2,955,640
JAFCO Group Co. Ltd.	39,300	497,441
Japan Airlines Co. Ltd.	91,700	1,485,804
Japan Airport Terminal Co. Ltd.	31,900	1,164,486
Japan Aviation Electronics Industry Ltd.	39,100	655,253
Japan Elevator Service Holdings Co. Ltd.	51,300	946,656
Japan Excellent Inc.	602	478,883
Japan Exchange Group Inc.	304,300	7,144,480
Japan Hotel REIT Investment Corp.	4,438	2,267,021
Japan Lifeline Co. Ltd.	65,700	508,820
Japan Logistics Fund Inc.	339	579,958
Japan Material Co. Ltd.	110,600	1,467,376
Japan Metropolitan Fund Invest	4,999	3,121,366
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Japan Petroleum Exploration Co. Ltd.	29,100	$1,199,871
Japan Post Bank Co. Ltd.	883,700	9,195,930
Japan Post Holdings Co. Ltd.	1,419,700	15,035,273
Japan Post Insurance Co. Ltd.	115,000	2,367,567
Japan Prime Realty Investment Corp.	443	963,855
Japan Real Estate Investment Corp.	838	2,906,608
Japan Securities Finance Co. Ltd.	94,300	1,074,597
Japan Steel Works Ltd. (The)	45,400	1,290,962
Japan Tobacco Inc.	751,000	22,098,309
JCR Pharmaceuticals Co. Ltd.	53,200	207,578
JCU Corp.	21,300	531,196
Jeol Ltd.	33,900	1,364,893
JFE Holdings Inc.	372,600	5,457,979
JGC Holdings Corp.	132,300	1,123,584
JINS Holdings Inc.	15,700	481,924
JMDC Inc.	27,700	614,787
Joyful Honda Co. Ltd.	109,800	1,598,352
JTEKT Corp.	153,000	1,099,792
JTOWER Inc.(a)(b)	12,700	138,432
Justsystems Corp.	24,400	516,214
Kadokawa Corp.	99,900	1,847,427
Kagome Co. Ltd.	54,100	1,263,646
Kajima Corp.	245,300	4,740,059
Kakaku.com Inc.	105,300	1,472,040
Kaken Pharmaceutical Co. Ltd.	34,500	938,959
Kamigumi Co. Ltd.	104,400	2,380,927
Kanamoto Co. Ltd.	28,700	536,290
Kandenko Co. Ltd.	143,000	1,931,397
Kaneka Corp.	16,100	455,210
Kanematsu Corp.	86,800	1,470,142
Kansai Electric Power Co. Inc. (The)	449,200	7,688,414
Kansai Paint Co. Ltd.	120,700	1,982,304
Kao Corp.	286,900	12,563,257
Katitas Co. Ltd.	25,100	314,641
Kato Sangyo Co. Ltd.	12,200	347,347
Kawasaki Heavy Industries Ltd.	107,600	3,948,018
Kawasaki Kisen Kaisha Ltd.	250,200	3,844,360
KDDI Corp.	936,300	28,173,272
KDX Realty Investment Corp.	2,454	2,530,013
Keihan Holdings Co. Ltd.	42,400	864,280
Keikyu Corp.	127,600	1,008,896
Keio Corp.	62,800	1,572,444
Keisei Electric Railway Co. Ltd.	111,400	3,331,870
Kewpie Corp.	59,500	1,528,360
Keyence Corp.	122,700	53,651,817
KH Neochem Co. Ltd.	19,500	290,852
Kikkoman Corp.	434,300	5,434,806
Kinden Corp.	132,800	2,801,823
Kintetsu Group Holdings Co. Ltd.	110,300	2,554,568
Kirin Holdings Co. Ltd.	501,000	7,082,923
Kissei Pharmaceutical Co. Ltd.	28,900	671,988
Ki-Star Real Estate Co. Ltd.	5,700	131,750
Kitz Corp.	141,800	1,045,009
Kiyo Bank Ltd. (The)	119,800	1,566,930
Kobayashi Pharmaceutical Co. Ltd.	32,100	1,291,243
Kobe Bussan Co. Ltd.	77,300	2,075,416
Kobe Steel Ltd.	212,700	2,654,993
Koei Tecmo Holdings Co. Ltd.	120,880	1,181,353
Kohnan Shoji Co. Ltd.	21,900	590,522
Koito Manufacturing Co. Ltd.	113,200	1,673,810
Kokuyo Co. Ltd.	70,400	1,181,306
Komatsu Ltd.	588,000	16,715,414
Security	Shares	Value
Japan (continued)
KOMEDA Holdings Co. Ltd.	56,300	$1,009,324
Komeri Co. Ltd.	22,800	558,215
Konami Group Corp.	58,100	4,371,420
Konica Minolta Inc.	318,100	932,622
Kose Corp.	27,700	1,851,086
Kotobuki Spirits Co. Ltd.	86,300	1,108,272
K's Holdings Corp.	81,300	877,492
Kubota Corp.	662,500	9,524,704
Kumagai Gumi Co. Ltd.	20,700	496,126
Kura Sushi Inc.	19,400	502,414
Kuraray Co. Ltd.	156,600	1,915,066
Kureha Corp.	31,500	625,695
Kurita Water Industries Ltd.	55,600	2,372,941
Kusuri no Aoki Holdings Co. Ltd.(a)	39,000	812,507
Kyocera Corp.	821,200	10,342,982
Kyorin Pharmaceutical Co. Ltd.	40,600	464,013
Kyoritsu Maintenance Co. Ltd.	57,000	1,106,598
Kyoto Financial Group Inc.	124,800	2,330,940
Kyowa Kirin Co. Ltd.	148,500	3,132,251
Kyudenko Corp.	34,100	1,570,681
Kyushu Electric Power Co. Inc.	247,000	2,607,225
Kyushu Financial Group Inc.	275,600	1,697,584
Kyushu Railway Co.	70,200	1,873,791
LaSalle Logiport REIT	1,002	988,606
Lasertec Corp.	50,800	9,013,604
Leopalace21 Corp.	242,100	889,371
Lintec Corp.	18,000	404,713
Lion Corp.	164,700	1,425,272
LITALICO Inc.	25,300	207,727
Lixil Corp.	153,100	1,772,311
LY Corp.	1,805,300	4,516,707
M&A Capital Partners Co. Ltd.	10,900	154,384
M3 Inc.	271,400	2,534,131
Mabuchi Motor Co. Ltd.	92,000	1,414,257
Macnica Holdings Inc.	39,400	1,590,108
Makino Milling Machine Co. Ltd.	18,100	812,077
Makita Corp.	128,700	4,242,264
Mandom Corp.	17,400	147,445
Mani Inc.	63,400	891,749
Marubeni Corp.	902,200	16,979,190
Maruha Nichiro Corp.	26,500	592,600
Marui Group Co. Ltd.	123,700	2,004,166
Maruichi Steel Tube Ltd.	39,500	962,582
Maruwa Co. Ltd./Aichi	8,600	2,304,069
Maruzen Showa Unyu Co. Ltd.	12,300	442,443
Matsui Securities Co. Ltd.	57,000	319,507
MatsukiyoCocokara & Co.	218,770	3,567,678
Mazda Motor Corp.	413,500	3,566,609
McDonald's Holdings Co. Japan Ltd.(a)	49,300	2,042,457
Mebuki Financial Group Inc.	592,400	2,465,836
Medipal Holdings Corp.	113,700	2,052,315
Megachips Corp.	16,200	454,029
Megmilk Snow Brand Co. Ltd.	31,200	593,437
Meidensha Corp.	32,800	748,986
MEIJI Holdings Co. Ltd.	130,400	3,293,169
Meiko Electronics Co. Ltd.	21,100	845,836
MEITEC Group Holdings Inc.	51,800	1,169,648
Menicon Co. Ltd.	37,800	353,502
Mercari Inc.(b)	74,100	1,110,921
Milbon Co. Ltd.	16,500	366,990
Minebea Mitsumi Inc.	228,100	5,486,789
Mirai Corp.	1,919	572,191

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mirait One Corp.	54,200	$770,260
MISUMI Group Inc.	165,300	3,041,955
Mitani Sekisan Co. Ltd.	6,700	250,901
Mitsubishi Chemical Group Corp.	806,200	4,761,614
Mitsubishi Corp.	2,124,300	43,871,157
Mitsubishi Electric Corp.	1,215,400	20,250,710
Mitsubishi Estate Co. Ltd.	699,300	11,918,818
Mitsubishi Estate Logistics REIT Investment Corp.	528	1,331,017
Mitsubishi Gas Chemical Co. Inc.	109,900	2,077,662
Mitsubishi HC Capital Inc.	457,430	3,290,942
Mitsubishi Heavy Industries Ltd.	2,072,500	24,841,141
Mitsubishi Logistics Corp.	45,200	1,581,042
Mitsubishi Materials Corp.	108,000	2,023,530
Mitsubishi Motors Corp.	551,000	1,570,728
Mitsubishi UFJ Financial Group Inc.	7,029,400	81,192,033
Mitsui & Co. Ltd.	1,637,800	38,003,324
Mitsui Chemicals Inc.	117,900	3,408,726
Mitsui Fudosan Co. Ltd.	1,743,300	18,060,343
Mitsui Fudosan Logistics Park Inc.	439	1,236,969
Mitsui High-Tec Inc.	135,000	1,053,131
Mitsui Mining & Smelting Co. Ltd.	38,600	1,286,866
Mitsui OSK Lines Ltd.	232,600	7,388,109
Miura Co. Ltd.	49,500	1,149,721
Mixi Inc.	31,500	625,169
Mizuho Financial Group Inc.	1,520,150	34,750,849
Mizuho Leasing Co. Ltd.	117,700	888,141
Mochida Pharmaceutical Co. Ltd.	24,900	584,857
Monex Group Inc.	148,700	722,906
Money Forward Inc.(b)	30,500	1,019,186
Monogatari Corp. (The)	29,700	674,052
MonotaRO Co. Ltd.	171,500	2,424,375
Mori Hills REIT Investment Corp.	770	661,742
Mori Trust REIT Inc.	2,421	1,125,115
Morinaga & Co. Ltd./Japan	63,700	1,222,539
Morinaga Milk Industry Co. Ltd.	48,400	1,161,519
MOS Food Services Inc.	32,600	768,676
MS&AD Insurance Group Holdings Inc.	805,200	18,982,216
Murata Manufacturing Co. Ltd.	1,084,700	24,132,377
Musashi Seimitsu Industry Co. Ltd.	22,300	311,569
Nabtesco Corp.	50,100	991,824
Nachi-Fujikoshi Corp.	23,300	514,888
Nagase & Co. Ltd.	51,800	1,137,984
Nagawa Co. Ltd.	6,500	332,840
Nagoya Railroad Co. Ltd.	101,900	1,240,110
Nakanishi Inc.	48,200	832,644
Nankai Electric Railway Co. Ltd.	111,200	1,967,974
NEC Corp.	158,000	13,675,632
NEC Networks & System Integration Corp.	58,200	1,071,899
NET One Systems Co. Ltd.	52,400	1,058,808
Nexon Co. Ltd.	255,100	5,494,523
Nextage Co. Ltd.(a)	46,200	629,011
NGK Insulators Ltd.	134,800	1,821,824
NH Foods Ltd.	50,200	1,658,163
NHK Spring Co. Ltd.	161,700	1,778,324
Nichias Corp.	55,800	1,738,107
Nichicon Corp.	39,900	292,183
Nichiha Corp.	21,600	540,090
Nichirei Corp.	75,000	1,977,583
Nidec Corp.	263,400	11,587,141
Nifco Inc./Japan	49,300	1,250,010
Nihon Kohden Corp.	101,000	1,556,350
Nihon M&A Center Holdings Inc.	199,500	941,577
Security	Shares	Value
Japan (continued)
Nihon Parkerizing Co. Ltd.	37,500	$309,638
Nikkon Holdings Co. Ltd.	40,200	1,013,924
Nikon Corp.	159,100	1,827,365
Nintendo Co. Ltd.	665,100	36,752,355
Nippn Corp., New	72,800	1,144,398
Nippon Accommodations Fund Inc.	292	1,249,466
Nippon Building Fund Inc.	1,062	4,098,524
Nippon Ceramic Co. Ltd.	26,100	431,888
Nippon Densetsu Kogyo Co. Ltd.	14,800	199,065
Nippon Electric Glass Co. Ltd.	98,400	2,348,010
Nippon Express Holdings Inc.	32,300	1,598,232
Nippon Gas Co. Ltd.	77,300	1,204,948
Nippon Kayaku Co. Ltd.	62,900	526,008
Nippon Light Metal Holdings Co. Ltd.	114,570	1,346,546
Nippon Paint Holdings Co. Ltd.	585,100	3,734,970
Nippon Paper Industries Co. Ltd.	34,800	225,352
Nippon Prologis REIT Inc.	1,139	1,881,853
Nippon REIT Investment Corp.	193	424,139
Nippon Sanso Holdings Corp.	100,400	3,281,246
Nippon Seiki Co. Ltd.	108,500	991,176
Nippon Shinyaku Co. Ltd.	33,900	775,141
Nippon Shokubai Co. Ltd.	53,200	576,856
Nippon Soda Co. Ltd.	23,800	855,735
Nippon Steel Corp.	573,600	12,454,229
Nippon Telegraph & Telephone Corp.	18,627,100	19,851,146
Nippon Yusen KK	297,100	9,573,715
Nipro Corp.	84,500	737,883
Nishimatsu Construction Co. Ltd.	19,600	638,832
Nishimatsuya Chain Co. Ltd.	46,300	705,233
Nishi-Nippon Financial Holdings Inc.	92,100	1,254,006
Nishi-Nippon Railroad Co. Ltd.	30,400	504,778
Nissan Chemical Corp.	101,700	3,281,446
Nissan Motor Co. Ltd.	1,514,200	4,806,259
Nissha Co. Ltd.	20,200	246,470
Nisshin Oillio Group Ltd. (The)	22,000	759,190
Nisshin Seifun Group Inc.	136,800	1,692,822
Nisshinbo Holdings Inc.	79,200	580,374
Nissin Foods Holdings Co. Ltd.	107,200	3,187,354
Nissui Corp.	232,000	1,392,558
Niterra Co. Ltd.	115,000	3,406,093
Nitori Holdings Co. Ltd.	49,000	5,992,476
Nitta Corp.	15,800	429,530
Nitto Boseki Co. Ltd.	20,400	772,049
Nitto Denko Corp.	92,200	8,006,046
Noevir Holdings Co. Ltd.	19,300	746,219
NOF Corp.	123,900	1,775,546
Nojima Corp.	59,400	653,210
NOK Corp.	64,300	939,866
Nomura Co. Ltd.	40,400	234,623
Nomura Holdings Inc.	1,872,500	11,545,100
Nomura Real Estate Holdings Inc.	56,400	1,576,645
Nomura Real Estate Master Fund Inc.	2,637	2,587,027
Nomura Research Institute Ltd.	231,100	7,134,448
NS Solutions Corp.	42,600	976,926
NSD Co. Ltd.	63,300	1,303,063
NSK Ltd.	264,700	1,387,797
NTN Corp.	538,600	1,089,557
NTT Data Group Corp.	437,900	6,820,037
NTT UD REIT Investment Corp.	791	612,765
Nxera Pharma Co. Ltd.(b)	62,100	694,863
Obayashi Corp.	420,900	5,526,132
OBIC Business Consultants Co. Ltd.	30,900	1,307,775
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Obic Co. Ltd.	39,800	$6,068,826
Odakyu Electric Railway Co. Ltd.	162,600	1,645,052
Ogaki Kyoritsu Bank Ltd. (The)	14,000	216,589
Ohsho Food Service Corp.	13,900	850,220
Oji Holdings Corp.	472,400	2,011,932
Okamura Corp.	57,800	850,373
Oki Electric Industry Co. Ltd.	74,900	508,305
Okinawa Electric Power Co. Inc. (The)	20,200	149,154
OKUMA Corp.	12,100	604,394
Okumura Corp.	30,900	1,055,064
Olympus Corp.	731,300	12,625,224
Omron Corp.	118,000	4,377,074
One REIT Inc.	211	364,073
Ono Pharmaceutical Co. Ltd.	232,500	3,429,916
Open House Group Co. Ltd.	46,800	1,657,599
Open Up Group Inc.	89,500	1,294,444
Oracle Corp./Japan	22,900	1,869,308
Organo Corp.	28,000	1,269,943
Orient Corp.	19,820	138,982
Oriental Land Co. Ltd./Japan	681,000	19,496,691
ORIX Corp.	736,500	17,815,670
Orix JREIT Inc.	1,354	1,409,664
Osaka Gas Co. Ltd.	220,600	4,993,092
OSG Corp.	40,700	561,517
Otsuka Corp.	146,300	3,243,146
Otsuka Holdings Co. Ltd.	260,800	13,292,533
PALTAC Corp.	13,500	414,131
Pan Pacific International Holdings Corp.	236,500	6,170,097
Panasonic Holdings Corp.	1,490,800	12,211,409
Paramount Bed Holdings Co. Ltd.	29,500	496,718
Park24 Co. Ltd.(b)	107,600	1,151,167
Pasona Group Inc.(a)	21,900	344,980
Penta-Ocean Construction Co. Ltd.	148,700	660,147
PeptiDream Inc.(b)	87,500	1,612,441
Persol Holdings Co. Ltd.	1,278,600	2,192,932
Pigeon Corp.	95,400	970,692
Pilot Corp.	20,000	600,757
PKSHA Technology Inc.(b)	30,300	663,091
Pola Orbis Holdings Inc.	46,500	438,538
Prestige International Inc.	128,900	611,976
Prima Meat Packers Ltd.	19,800	331,022
Raito Kogyo Co. Ltd.	20,000	290,179
Rakus Co. Ltd.(a)	83,600	1,171,273
Rakuten Bank Ltd., NVS(b)	66,700	1,486,397
Rakuten Group Inc.(b)	930,900	5,461,287
Recruit Holdings Co. Ltd.	938,900	53,839,616
Relo Group Inc.	48,000	573,628
Renesas Electronics Corp.	943,000	16,242,112
Rengo Co. Ltd.	97,000	676,533
RENOVA Inc.(b)	44,900	275,213
Resona Holdings Inc.	1,479,000	10,605,813
Resonac Holdings Corp.	113,900	2,827,647
Resorttrust Inc.	47,100	795,038
Ricoh Co. Ltd.	316,600	2,947,326
Riken Keiki Co. Ltd.(a)	30,600	898,400
Rinnai Corp.	52,900	1,300,708
Rohm Co. Ltd.	182,200	2,484,157
Rohto Pharmaceutical Co. Ltd.	111,900	2,628,409
Rorze Corp.(a)	10,300	1,675,158
Round One Corp.	146,500	872,266
RS Technologies Co. Ltd.	29,700	640,924
Ryohin Keikaku Co. Ltd.	143,200	2,700,432
Security	Shares	Value
Japan (continued)
Saizeriya Co. Ltd.	23,400	$901,681
Sakai Moving Service Co. Ltd.	12,400	219,790
Sakata Seed Corp.	28,300	652,532
SAMTY HOLDINGS Co. Ltd. /Japan	27,300	498,870
San-A Co. Ltd.	17,600	600,569
San-Ai Obbli Co. Ltd.	39,100	536,000
Sangetsu Corp.	76,900	1,529,967
San-In Godo Bank Ltd. (The)	102,600	975,658
Sanken Electric Co. Ltd.	20,000	975,979
Sanki Engineering Co. Ltd.	35,200	550,365
Sankyo Co. Ltd.	225,900	2,508,387
Sankyu Inc.	25,100	857,361
Sanrio Co. Ltd.	105,200	2,233,534
Sansan Inc.(a)(b)	53,700	808,681
Santen Pharmaceutical Co. Ltd.	154,300	1,851,783
Sanwa Holdings Corp.	108,400	2,321,953
Sapporo Holdings Ltd.	56,200	2,414,637
Sato Holdings Corp.	21,800	314,133
Sawai Group Holdings Co. Ltd.	31,900	1,400,396
SBI Holdings Inc.	155,600	4,044,610
SCREEN Holdings Co. Ltd.	52,200	4,423,412
SCSK Corp.	94,700	1,864,445
Secom Co. Ltd.	128,000	8,173,152
Sega Sammy Holdings Inc.	129,800	2,101,964
Seibu Holdings Inc.	140,800	2,643,083
Seiko Epson Corp.	150,500	2,605,217
Seino Holdings Co. Ltd.	83,900	1,313,101
Seiren Co. Ltd.	34,900	549,204
Sekisui Chemical Co. Ltd.	238,700	3,601,504
Sekisui House Ltd.	415,200	10,403,386
Sekisui House REIT Inc.	2,328	1,230,148
Senko Group Holdings Co. Ltd.	129,200	987,350
Seria Co. Ltd.	35,800	837,260
Seven & i Holdings Co. Ltd.	1,395,900	16,715,557
Seven Bank Ltd.	915,600	1,717,707
SG Holdings Co. Ltd.	168,600	1,714,434
Sharp Corp./Japan(a)(b)	150,800	878,225
Shibaura Machine Co. Ltd.	18,500	454,665
SHIFT Inc.(a)(b)	8,600	660,627
Shiga Bank Ltd. (The)	24,100	647,267
Shikoku Electric Power Co. Inc.	105,600	920,982
Shimadzu Corp.	155,800	4,595,209
Shimamura Co. Ltd.	36,200	1,774,196
Shimano Inc.	46,100	8,178,325
Shimizu Corp.	291,500	1,832,062
Shin-Etsu Chemical Co. Ltd.	1,138,200	50,570,993
Shinko Electric Industries Co. Ltd.	47,500	1,806,639
Shionogi & Co. Ltd.	162,900	7,165,820
Ship Healthcare Holdings Inc.	49,700	758,651
Shiseido Co. Ltd.	246,500	7,703,479
Shizuoka Financial Group Inc., NVS	240,800	2,405,181
SHO-BOND Holdings Co. Ltd.	33,700	1,297,873
Shochiku Co. Ltd.(a)	6,500	416,438
Shoei Co. Ltd.	52,200	691,833
Skylark Holdings Co. Ltd.	131,400	1,800,603
SMC Corp.	35,200	17,127,094
SMS Co. Ltd.	50,900	741,903
Socionext Inc.	115,100	2,324,288
SoftBank Corp.	1,811,800	23,634,480
SoftBank Group Corp.	653,800	39,955,297
Sohgo Security Services Co. Ltd.	185,200	1,184,597
Sojitz Corp.	141,260	3,341,233

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sompo Holdings Inc.	552,000	$12,586,657
Sony Group Corp.	786,900	69,891,353
SOSiLA Logistics REIT Inc.	1,113	861,008
Sotetsu Holdings Inc.	117,200	1,922,349
Square Enix Holdings Co. Ltd.	49,100	1,658,201
Stanley Electric Co. Ltd.	97,500	1,914,306
Star Asia Investment Corp.	2,319	875,473
Starts Corp. Inc.	15,900	366,758
Subaru Corp.	376,800	7,244,544
Sugi Holdings Co. Ltd.	59,300	1,024,643
SUMCO Corp.	193,200	3,176,283
Sumitomo Bakelite Co. Ltd.	55,900	1,573,692
Sumitomo Chemical Co. Ltd.	991,000	2,540,382
Sumitomo Corp.	667,000	16,573,310
Sumitomo Electric Industries Ltd.	458,600	6,937,272
Sumitomo Forestry Co. Ltd.	91,300	3,893,301
Sumitomo Heavy Industries Ltd.	69,100	1,855,701
Sumitomo Metal Mining Co. Ltd.	145,200	4,427,739
Sumitomo Mitsui Construction Co. Ltd.	135,300	358,040
Sumitomo Mitsui Financial Group Inc.	790,800	57,105,977
Sumitomo Mitsui Trust Holdings Inc.	417,400	10,550,550
Sumitomo Osaka Cement Co. Ltd.	12,700	357,598
Sumitomo Pharma Co. Ltd.(b)	124,000	343,776
Sumitomo Realty & Development Co. Ltd.	173,700	5,741,259
Sumitomo Rubber Industries Ltd.	137,000	1,427,476
Sumitomo Warehouse Co. Ltd. (The)	30,400	571,675
Sundrug Co. Ltd.	81,300	2,257,730
Suntory Beverage & Food Ltd.	90,200	3,239,637
Suruga Bank Ltd.	251,300	1,994,247
Suzuken Co. Ltd.	42,000	1,530,640
Suzuki Motor Corp.	983,200	11,299,113
Sysmex Corp.	306,900	5,024,341
Systena Corp.	234,500	527,810
T Hasegawa Co. Ltd.	24,300	521,757
T&D Holdings Inc.	295,200	5,533,742
Tadano Ltd.	129,000	959,194
Taiheiyo Cement Corp.	103,200	2,818,707
Taikisha Ltd.	17,900	617,035
Taisei Corp.	115,000	4,884,205
Taiyo Holdings Co. Ltd.	32,100	767,156
Taiyo Yuden Co. Ltd.	79,500	2,388,985
Takara Bio Inc.	43,500	333,892
Takara Holdings Inc.	153,500	1,164,582
Takasago Thermal Engineering Co. Ltd.	39,600	1,559,563
Takashimaya Co. Ltd.	133,700	2,475,861
Takeda Pharmaceutical Co. Ltd.	988,854	27,761,350
Takeuchi Manufacturing Co. Ltd.	32,400	1,036,393
Takuma Co. Ltd.	118,700	1,378,108
TDK Corp.	247,100	17,238,264
TechnoPro Holdings Inc.	57,300	1,101,821
Teijin Ltd.	79,300	763,106
Terumo Corp.	877,000	15,723,163
THK Co. Ltd.	95,700	1,806,810
TIS Inc.	133,700	2,864,045
TKC Corp.	19,000	450,009
Toagosei Co. Ltd.	131,600	1,409,812
Tobu Railway Co. Ltd.	110,000	1,932,256
Tocalo Co. Ltd.	123,200	1,609,990
Toda Corp.	121,400	877,386
Toei Co. Ltd.	17,500	450,860
Toho Co. Ltd./Tokyo	74,800	2,686,234
Toho Gas Co. Ltd.	49,600	1,531,960
Security	Shares	Value
Japan (continued)
Toho Holdings Co. Ltd.	47,500	$1,381,226
Tohoku Electric Power Co. Inc.	266,000	2,261,709
Tokai Carbon Co. Ltd.	144,000	922,825
TOKAI Holdings Corp.	91,000	611,349
Tokai Rika Co. Ltd.	42,300	574,030
Tokai Tokyo Financial Holdings Inc.	151,500	592,072
Tokio Marine Holdings Inc.	1,184,200	46,459,844
Tokuyama Corp.	37,500	735,129
Tokyo Century Corp.	61,600	656,174
Tokyo Electric Power Co. Holdings Inc.(b)	1,054,800	5,283,240
Tokyo Electron Ltd.	299,000	62,564,958
Tokyo Gas Co. Ltd.	233,000	5,104,943
Tokyo Kiraboshi Financial Group Inc.	32,700	985,529
Tokyo Ohka Kogyo Co. Ltd.	70,000	1,801,787
Tokyo Seimitsu Co. Ltd.	28,600	1,971,439
Tokyo Steel Manufacturing Co. Ltd.	92,500	1,176,793
Tokyo Tatemono Co. Ltd.	113,100	1,972,985
Tokyu Construction Co. Ltd.	94,100	494,811
Tokyu Corp.	269,200	3,261,460
Tokyu Fudosan Holdings Corp.	304,500	2,198,576
Tokyu REIT Inc.	441	445,916
Tomy Co. Ltd.	67,700	1,536,143
Topcon Corp.	71,500	739,530
Toppan Holdings Inc.	145,900	4,126,948
Toray Industries Inc.	873,600	4,541,892
Toridoll Holdings Corp.(a)	36,700	959,805
Toshiba TEC Corp.	17,300	387,782
Tosoh Corp.	134,500	1,829,646
Totetsu Kogyo Co. Ltd.	9,700	210,195
TOTO Ltd.	103,600	2,852,645
Towa Pharmaceutical Co. Ltd.	23,400	478,762
Toyo Gosei Co. Ltd.(a)	5,300	329,285
Toyo Seikan Group Holdings Ltd.	127,300	2,185,779
Toyo Suisan Kaisha Ltd.	52,200	3,505,018
Toyo Tire Corp.	98,700	1,610,374
Toyobo Co. Ltd.	30,300	208,035
Toyoda Gosei Co. Ltd.	39,700	724,870
Toyota Boshoku Corp.	54,100	729,034
Toyota Industries Corp.	103,000	8,659,220
Toyota Motor Corp.	6,715,800	129,015,589
Toyota Tsusho Corp.	386,400	7,725,302
Trancom Co. Ltd.	2,400	106,616
Transcosmos Inc.	11,100	255,567
TRE Holdings Corp.	50,500	440,861
Trend Micro Inc./Japan	87,900	4,213,265
Tri Chemical Laboratories Inc.	33,500	826,607
Trusco Nakayama Corp.	29,300	474,303
TS Tech Co. Ltd.	66,600	883,177
Tsubakimoto Chain Co.	28,400	1,228,167
Tsumura & Co.	40,600	1,076,440
Tsuruha Holdings Inc.	22,300	1,381,571
UACJ Corp.	22,100	629,239
UBE Corp.	117,100	2,092,284
Ulvac Inc.	42,600	2,610,396
Unicharm Corp.	245,400	8,221,047
United Urban Investment Corp.	1,577	1,509,504
Universal Entertainment Corp.	23,800	242,775
Ushio Inc.	67,300	965,053
USS Co. Ltd.	266,000	2,399,189
UT Group Co. Ltd.	21,900	474,387
Valor Holdings Co. Ltd.	17,900	304,450
Visional Inc.(b)	18,400	971,477
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Wacoal Holdings Corp.	44,900	$1,308,478
Wacom Co. Ltd.	214,900	1,036,339
WealthNavi Inc.(a)(b)	34,700	316,799
Welcia Holdings Co. Ltd.	103,900	1,394,766
West Holdings Corp.	16,600	255,813
West Japan Railway Co.	273,000	5,374,560
Yakult Honsha Co. Ltd.	183,600	3,764,794
Yamada Holdings Co. Ltd.	392,800	1,191,771
Yamaguchi Financial Group Inc.	168,500	2,094,612
Yamaha Corp.	102,400	2,433,955
Yamaha Motor Co. Ltd.	576,000	5,363,698
Yamato Holdings Co. Ltd.	142,900	1,735,532
Yamato Kogyo Co. Ltd.	31,700	1,675,239
Yamazaki Baking Co. Ltd.	84,800	2,096,727
Yaoko Co. Ltd.	14,400	880,711
Yaskawa Electric Corp.	143,400	4,990,867
Yokogawa Bridge Holdings Corp.	33,500	606,237
Yokogawa Electric Corp.	131,600	3,331,090
Yokohama Rubber Co. Ltd. (The)	101,300	2,302,482
Yoshinoya Holdings Co. Ltd.(a)	47,000	904,407
Zenkoku Hosho Co. Ltd.(a)	24,300	1,005,155
Zensho Holdings Co. Ltd.	57,500	2,340,468
Zeon Corp.	85,200	752,492
Zojirushi Corp.	24,800	248,354
ZOZO Inc.	95,000	2,781,118
		3,136,882,300
Netherlands — 4.0%
Aalberts NV	76,818	2,937,337
ABN AMRO Bank NV, CVA(c)	290,931	5,078,739
Adyen NV(b)(c)	13,822	16,907,597
Aegon Ltd.	911,562	5,898,948
AerCap Holdings NV	132,538	12,451,945
Akzo Nobel NV	109,183	6,751,026
Alfen NV(a)(b)(c)	18,126	335,125
Allfunds Group PLC	351,497	2,112,655
Arcadis NV	35,621	2,544,092
ASM International NV	26,955	18,545,605
ASML Holding NV	253,862	236,389,011
ASR Nederland NV	97,671	4,907,210
Basic-Fit NV(a)(b)(c)	43,978	1,063,900
BE Semiconductor Industries NV	50,779	6,541,585
Coca-Cola Europacific Partners PLC	135,604	10,003,507
Corbion NV	45,723	1,023,524
DSM-Firmenich AG	117,168	14,958,709
Eurocommercial Properties NV	46,168	1,149,922
EXOR NV, NVS	64,338	6,595,443
Flow Traders Ltd., NVS	36,131	602,322
Fugro NV	88,375	2,360,318
Heineken Holding NV	92,908	6,846,433
Heineken NV	178,704	15,858,327
IMCD NV	37,679	5,417,993
ING Groep NV	2,093,923	38,006,678
InPost SA(b)	126,466	2,191,091
JDE Peet's NV	76,480	1,681,848
Just Eat Takeaway.com NV(a)(b)(c)	128,330	1,635,486
Koninklijke Ahold Delhaize NV	590,951	19,037,598
Koninklijke KPN NV	2,419,809	9,534,493
Koninklijke Philips NV(b)	510,152	14,330,007
Koninklijke Vopak NV	58,389	2,608,416
NN Group NV	163,219	8,191,008
OCI NV	72,924	1,757,496
Pharming Group NV(a)(b)	1,053,555	911,988
Security	Shares	Value
Netherlands (continued)
PostNL NV	261,975	$386,807
Prosus NV	919,978	32,091,852
Randstad NV	72,663	3,539,049
Royal BAM Group NV	248,712	1,030,756
SBM Offshore NV	139,097	2,254,241
Signify NV(c)	92,734	2,295,572
TKH Group NV	34,891	1,528,983
Universal Music Group NV	518,582	12,354,943
Wolters Kluwer NV	157,702	26,400,779
		569,050,364
New Zealand — 0.2%
Auckland International Airport Ltd.	797,573	3,550,573
Contact Energy Ltd.	570,301	2,885,024
EBOS Group Ltd.	106,911	2,290,610
Fisher & Paykel Healthcare Corp. Ltd.	370,837	7,158,946
Fletcher Building Ltd.	667,653	1,239,743
Goodman Property Trust	1,029,533	1,265,280
Infratil Ltd.	532,663	3,421,970
Mercury NZ Ltd.	395,891	1,621,028
Meridian Energy Ltd.	922,380	3,568,203
Ryman Healthcare Ltd.(b)	491,098	1,327,479
Spark New Zealand Ltd.	1,266,593	3,255,122
		31,583,978
Norway — 0.7%
Aker ASA, Class A	21,677	1,271,609
Aker BP ASA	206,774	5,006,866
Atea ASA	71,888	956,697
Austevoll Seafood ASA(a)	99,335	820,373
Avance Gas Holding Ltd.(c)	36,134	555,724
Bakkafrost P/F	32,548	1,700,134
Borr Drilling Ltd.(a)	185,443	1,259,964
Borregaard ASA(a)	81,897	1,403,657
DNB Bank ASA	568,707	11,749,508
DNO ASA	946,932	964,313
Entra ASA(b)(c)	51,277	576,402
Equinor ASA	567,321	15,022,771
Frontline PLC, NVS	122,803	3,026,573
Gjensidige Forsikring ASA	130,646	2,210,239
Golden Ocean Group Ltd.	151,026	1,876,994
Hafnia Ltd.	255,799	2,026,809
Kongsberg Gruppen ASA	59,998	6,033,077
Leroy Seafood Group ASA	235,851	1,024,631
Mowi ASA	295,821	4,993,018
NEL ASA(a)(b)	1,420,245	765,203
Nordic Semiconductor ASA(b)	141,415	1,749,070
Norsk Hydro ASA	903,455	5,011,335
Orkla ASA	478,672	4,039,749
Salmar ASA	40,817	2,348,399
Scatec ASA(b)(c)	124,726	1,006,743
Schibsted ASA, Class A	26,781	769,758
Schibsted ASA, Class B	92,773	2,521,994
Seadrill Ltd.(b)	30,042	1,654,323
SpareBank 1 SMN	154,673	2,308,768
SpareBank 1 SR-Bank ASA	150,756	1,935,346
Storebrand ASA	281,922	2,829,640
Subsea 7 SA	166,466	3,201,976
Telenor ASA	413,993	4,932,734
TGS ASA	126,700	1,549,305
TOMRA Systems ASA	176,120	2,903,037
Yara International ASA	112,116	3,193,775
		105,200,514

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	6,415,956	$2,704,663
EDP Renovaveis SA	185,526	2,884,193
EDP SA	2,081,854	8,580,289
Galp Energia SGPS SA	304,355	6,399,493
Jeronimo Martins SGPS SA	163,077	2,850,315
Navigator Co. SA (The)	215,938	876,153
NOS SGPS SA	167,823	645,682
REN - Redes Energeticas Nacionais SGPS SA	534,042	1,354,328
Sonae SGPS SA	978,657	998,245
		27,293,361
Singapore — 1.3%
BW LPG Ltd.(c)	70,866	1,151,590
CapitaLand Ascendas REIT	2,191,812	4,474,712
CapitaLand Ascott Trust(a)	2,218,668	1,498,000
CapitaLand China Trust(a)	703,380	363,318
CapitaLand Integrated Commercial Trust	3,935,935	6,148,074
CapitaLand Investment Ltd./Singapore(a)	1,687,700	3,421,867
CDL Hospitality Trusts(a)	559,690	404,946
City Developments Ltd.	453,200	1,806,752
ComfortDelGro Corp. Ltd.	2,036,400	2,136,419
DBS Group Holdings Ltd.	1,246,840	34,167,668
ESR-LOGOS REIT	4,059,951	835,256
Frasers Centrepoint Trust	1,025,819	1,699,496
Frasers Logistics & Commercial Trust	2,010,687	1,494,602
Genting Singapore Ltd.(a)	4,529,900	2,878,538
Golden Agri-Resources Ltd.(a)	4,327,500	890,299
Grab Holdings Ltd., Class A(b)	1,329,522	4,387,423
Keppel DC REIT	912,350	1,385,221
Keppel Infrastructure Trust(a)	5,020,425	1,806,962
Keppel Ltd.	1,003,400	4,993,787
Keppel REIT(a)	1,312,240	860,166
Mapletree Industrial Trust	1,354,240	2,349,757
Mapletree Logistics Trust(a)	2,624,334	2,544,330
Mapletree Pan Asia Commercial Trust	1,512,800	1,455,012
NetLink NBN Trust	1,911,600	1,215,576
Oversea-Chinese Banking Corp. Ltd.	2,106,100	23,442,251
Paragon REIT	1,293,650	851,659
Parkway Life REIT	322,200	876,546
SATS Ltd.	1,024,763	2,519,197
Sea Ltd., ADR(b)	232,576	15,280,243
Seatrium Ltd.(b)	1,644,759	2,071,145
Sembcorp Industries Ltd.(a)	562,100	2,009,827
Singapore Airlines Ltd.(a)	962,500	5,029,938
Singapore Exchange Ltd.	524,700	3,868,562
Singapore Post Ltd.(a)	846,300	278,576
Singapore Technologies Engineering Ltd.	1,069,500	3,540,876
Singapore Telecommunications Ltd.	5,214,200	12,079,566
Starhill Global REIT	1,300,300	481,521
Suntec REIT(a)	1,022,100	904,471
United Overseas Bank Ltd.	783,600	19,001,266
UOL Group Ltd.	291,700	1,178,560
Venture Corp. Ltd.	169,500	1,918,803
Wilmar International Ltd.	1,282,700	3,058,641
Yangzijiang Financial Holding Ltd.	1,547,400	394,644
Yangzijiang Shipbuilding Holdings Ltd.(a)	2,154,300	4,343,629
		187,499,692
Spain — 2.3%
Acciona SA	14,111	1,829,400
Acerinox SA	127,404	1,338,697
ACS Actividades de Construccion y Servicios SA	134,724	6,019,020
Aena SME SA(c)	47,629	9,049,445
Security	Shares	Value
Spain (continued)
Almirall SA	86,859	$865,885
Amadeus IT Group SA	279,508	18,408,627
Banco Bilbao Vizcaya Argentaria SA	3,687,615	38,650,673
Banco de Sabadell SA	3,827,288	8,076,513
Banco Santander SA	10,090,011	48,675,700
Bankinter SA	539,560	4,608,623
CaixaBank SA	2,340,805	13,652,133
Cellnex Telecom SA(c)	303,056	10,569,596
Cia. de Distribucion Integral Logista Holdings SA	58,292	1,726,269
Cie. Automotive SA	29,805	870,586
Construcciones y Auxiliar de Ferrocarriles SA	12,973	491,150
Enagas SA	149,607	2,242,901
Endesa SA	226,263	4,390,452
Faes Farma SA	271,988	1,041,267
Ferrovial SE	320,786	12,756,298
Fluidra SA	88,972	1,982,182
Gestamp Automocion SA(c)	98,954	286,996
Grifols SA(b)	201,641	2,036,684
Iberdrola SA	3,750,801	49,541,305
Indra Sistemas SA	79,908	1,602,465
Industria de Diseno Textil SA	697,681	33,899,526
Inmobiliaria Colonial SOCIMI SA	240,602	1,399,646
Laboratorios Farmaceuticos Rovi SA	18,141	1,745,422
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	610,501	730,750
Mapfre SA	768,794	1,863,119
Melia Hotels International SA	109,055	835,015
Merlin Properties SOCIMI SA	304,221	3,474,164
Neinor Homes SA(c)	25,944	365,013
Pharma Mar SA(a)	16,673	701,156
Prosegur Cia. de Seguridad SA	64,555	119,888
Redeia Corp. SA	57,325	1,017,798
Repsol SA	810,772	11,563,976
Sacyr SA	352,464	1,245,249
Solaria Energia y Medio Ambiente SA(a)(b)	62,224	743,067
Tecnicas Reunidas SA(b)	46,927	585,459
Telefonica SA	2,861,571	12,960,738
Vidrala SA	13,584	1,413,720
Viscofan SA	29,765	1,984,667
		317,361,240
Sweden — 3.2%
AAK AB	146,804	4,224,587
AddTech AB, Class B	184,886	5,966,061
AFRY AB	66,223	1,200,351
Alfa Laval AB	182,819	8,083,532
Alleima AB, NVS	173,446	1,260,424
Arjo AB, Class B	199,969	775,010
Assa Abloy AB, Class B	648,114	19,737,857
Atlas Copco AB, Class A	1,715,168	30,525,971
Atlas Copco AB, Class B	964,128	15,084,661
Avanza Bank Holding AB	102,593	2,304,632
Axfood AB	77,543	1,923,152
Beijer Ref AB, Class B	241,516	3,835,185
Billerud Aktiebolag	140,922	1,419,027
Biotage AB	63,353	1,187,884
Boliden AB	183,760	5,619,858
Bravida Holding AB(c)	135,793	1,099,132
Bure Equity AB	61,204	2,292,970
Castellum AB(b)	266,150	3,333,983
Catena AB	32,167	1,637,563
Corem Property Group AB, Class B	844,167	753,849
Dios Fastigheter AB	98,852	793,455
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Dometic Group AB(c)	243,906	$1,673,444
Electrolux AB, Class B(b)	160,593	1,430,467
Electrolux Professional AB, Class B	245,575	1,545,816
Elekta AB, Class B	300,400	1,885,943
Embracer Group AB, Class B(b)	489,155	1,251,601
Epiroc AB	415,422	7,754,006
Epiroc AB, Class B	236,306	3,973,347
EQT AB	240,004	7,771,301
Essity AB, Class B	374,224	10,521,800
Evolution AB(c)	118,406	11,469,900
Fabege AB	186,790	1,566,351
Fastighets AB Balder, Class B(b)	359,666	2,652,298
Fortnox AB	401,983	2,485,278
Getinge AB, Class B	155,718	3,040,838
Granges AB	93,775	1,144,795
H & M Hennes & Mauritz AB, Class B	364,919	5,677,207
Hemnet Group AB	78,347	2,895,617
Hexagon AB, Class B	1,328,934	13,534,455
Hexatronic Group AB(b)	135,931	803,523
Hexpol AB	228,525	2,555,814
Holmen AB, Class B	39,053	1,535,252
Hufvudstaden AB, Class A	85,675	1,038,351
Husqvarna AB, Class B	324,502	2,191,409
Industrivarden AB, Class A	80,279	2,753,905
Industrivarden AB, Class C	100,941	3,421,609
Indutrade AB	172,464	5,071,313
Instalco AB(a)	262,202	1,248,913
Investment AB Latour, Class B	94,320	2,769,843
Investor AB, Class B	1,085,571	30,819,488
JM AB	57,073	1,112,675
Kindred Group PLC	151,560	1,790,268
Kinnevik AB	166,458	1,395,671
L E Lundbergforetagen AB, Class B	35,614	1,800,414
Lifco AB, Class B	175,550	5,207,954
Lindab International AB	86,928	2,150,664
Loomis AB, Class B	84,746	2,700,450
Millicom International Cellular SA, SDR(b)	86,872	2,162,649
MIPS AB	31,189	1,552,985
Modern Times Group MTG AB, Class B(b)	97,866	751,509
Munters Group AB(c)	104,091	2,253,569
Mycronic AB	63,806	2,237,432
NCAB Group AB	160,305	1,172,714
NCC AB, Class B	84,834	1,309,815
Nibe Industrier AB, Class B	959,055	4,214,322
Nolato AB, Class B	259,962	1,396,017
Nordnet AB publ	133,961	2,736,817
Nyfosa AB	130,633	1,336,953
Pandox AB, Class B	76,912	1,426,815
Peab AB, Class B	154,572	1,152,849
Saab AB	215,658	4,979,762
Sagax AB, Class B	133,703	3,303,050
Samhallsbyggnadsbolaget i Norden AB	804,782	510,174
Sandvik AB	657,321	13,456,558
Sectra AB, Class B	103,239	2,350,669
Securitas AB, Class B	258,133	2,776,892
Sinch AB(a)(b)(c)	443,671	1,202,539
Skandinaviska Enskilda Banken AB, Class A	995,254	15,306,497
Skanska AB, Class B	212,105	4,147,027
SKF AB, Class B	231,236	4,298,876
SSAB AB, Class B	484,802	2,457,319
Stillfront Group AB(b)	414,128	346,258
Storskogen Group AB	1,012,693	822,294
Security	Shares	Value
Sweden (continued)
Svenska Cellulosa AB SCA, Class B	394,949	$5,368,810
Svenska Handelsbanken AB, Class A	917,381	9,259,919
Sweco AB, Class B	139,958	2,261,931
Swedbank AB, Class A	543,846	11,564,309
Swedish Orphan Biovitrum AB(b)	132,320	3,457,134
Tele2 AB, Class B	370,593	3,815,500
Telefonaktiebolaget LM Ericsson, Class B	1,768,461	12,159,688
Telia Co. AB	1,583,526	4,602,317
Thule Group AB(c)	67,597	1,868,877
Trelleborg AB, Class B	157,119	5,838,946
Troax Group AB	40,753	925,698
Vitec Software Group AB, Class B	33,377	1,746,042
Vitrolife AB	58,566	1,259,535
Volvo AB, Class A	126,736	3,294,692
Volvo AB, Class B	997,127	25,447,430
Volvo Car AB(b)	487,397	1,382,910
Wallenstam AB, Class B	276,116	1,392,778
Wihlborgs Fastigheter AB	296,813	3,006,429
		444,016,430
Switzerland — 8.1%
ABB Ltd., Registered	1,012,717	56,212,488
Accelleron Industries AG, NVS	68,487	3,389,054
Adecco Group AG, Registered	108,814	3,703,845
Alcon Inc.	317,246	30,038,289
Allreal Holding AG, Registered	9,356	1,667,954
ALSO Holding AG, Registered	5,593	1,695,747
ams-OSRAM AG(b)	702,195	942,809
Aryzta AG(b)	704,584	1,348,866
Avolta AG, Registered	70,678	2,666,782
Bachem Holding AG	24,937	2,237,889
Baloise Holding AG, Registered	30,758	5,504,491
Banque Cantonale Vaudoise, Registered	21,419	2,273,571
Barry Callebaut AG, Registered	2,409	3,876,109
Belimo Holding AG, Registered	6,332	3,838,586
BKW AG	13,704	2,478,936
Bossard Holding AG, Class A, Registered	3,955	1,008,051
Bucher Industries AG, Registered	3,816	1,545,972
Burckhardt Compression Holding AG	2,634	1,835,241
Bystronic AG, Registered	512	184,178
Cembra Money Bank AG	24,199	2,113,106
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	586	7,344,690
Chocoladefabriken Lindt & Spruengli AG, Registered	64	7,925,016
Cie. Financiere Richemont SA, Class A, Registered	339,658	51,808,480
Clariant AG, Registered	156,924	2,327,741
Comet Holding AG, Registered	6,967	2,791,541
Daetwyler Holding AG, Bearer	5,399	1,123,164
DKSH Holding AG	19,160	1,501,804
DocMorris AG(b)	9,760	494,425
dormakaba Holding AG	2,622	1,588,040
Emmi AG, Registered	1,547	1,626,751
EMS-Chemie Holding AG, Registered	4,634	3,875,118
Flughafen Zurich AG, Registered	15,330	3,547,878
Forbo Holding AG, Registered	698	751,859
Galenica AG(c)	27,270	2,371,895
Geberit AG, Registered	21,428	13,642,482
Georg Fischer AG(a)	62,314	4,578,582
Givaudan SA, Registered	5,784	28,376,619
Helvetia Holding AG, Registered	29,231	4,360,653
Holcim AG	339,662	31,741,552
Huber + Suhner AG, Registered	13,516	1,183,522

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Inficon Holding AG, Registered	1,514	$2,257,480
Interroll Holding AG, Registered	506	1,634,991
Intershop Holding AG	6,249	833,877
Julius Baer Group Ltd.	140,786	7,704,883
Kardex Holding AG, Registered	6,247	1,902,462
Kuehne + Nagel International AG, Registered	30,660	9,504,312
Landis+Gyr Group AG	18,351	1,662,254
Logitech International SA, Registered	108,785	9,798,931
Lonza Group AG, Registered	47,410	31,570,753
Medmix AG(c)	25,263	348,832
Mobilezone Holding AG, Registered	51,332	837,079
Mobimo Holding AG, Registered	6,072	1,818,611
Nestle SA, Registered	1,691,376	171,323,860
Novartis AG, Registered	1,251,175	139,665,943
OC Oerlikon Corp. AG, Registered	165,345	930,090
Partners Group Holding AG	15,094	20,317,169
PSP Swiss Property AG, Registered	29,244	3,907,904
Roche Holding AG, Bearer	21,032	7,397,204
Roche Holding AG, NVS	444,569	143,933,385
Sandoz Group AG	262,960	11,405,430
Schindler Holding AG, Participation Certificates, NVS	24,470	6,549,492
Schindler Holding AG, Registered	14,912	3,914,988
Schweiter Technologies AG, NVS	343	160,998
SFS Group AG	14,250	2,081,029
SGS SA	95,414	10,431,925
Siegfried Holding AG, Registered	2,310	2,692,427
SIG Group AG	177,359	3,724,554
Sika AG, Registered	96,283	29,233,071
Softwareone Holding AG	81,231	1,621,814
Sonova Holding AG, Registered	33,781	10,355,091
Stadler Rail AG	37,319	1,142,159
Straumann Holding AG	72,937	9,405,351
Sulzer AG, Registered	15,132	2,249,641
Swatch Group AG (The), Bearer	21,223	4,370,981
Swatch Group AG (The), Registered	22,878	927,647
Swiss Life Holding AG, Registered	20,172	15,445,981
Swiss Prime Site AG, Registered	51,256	5,136,892
Swiss Re AG	197,147	24,304,941
Swisscom AG, Registered	16,763	10,259,661
Swissquote Group Holding SA, Registered	8,062	2,571,353
Tecan Group AG, Registered	8,105	3,026,538
Temenos AG, Registered	46,430	3,224,029
UBS Group AG, Registered	2,088,157	63,272,561
Valiant Holding AG, Registered	9,415	1,069,411
VAT Group AG(c)	17,342	8,690,699
Vontobel Holding AG, Registered	15,355	1,006,096
Zurich Insurance Group AG	92,125	50,647,573
		1,147,796,129
United Kingdom — 13.5%
3i Group PLC	622,773	25,054,601
4imprint Group PLC	20,823	1,625,955
abrdn PLC	1,291,180	2,823,794
Admiral Group PLC	161,266	5,715,203
Airtel Africa PLC(c)	847,439	1,242,457
AJ Bell PLC	319,638	1,886,080
Anglo American PLC	799,573	24,240,110
Antofagasta PLC	251,229	6,541,800
AO World PLC(b)	329,697	496,743
Ascential PLC	282,248	2,071,839
Ashmore Group PLC	597,848	1,326,695
Ashtead Group PLC	275,960	19,915,316
Security	Shares	Value
United Kingdom (continued)
ASOS PLC(a)(b)	76,719	$357,027
Associated British Foods PLC	208,256	6,648,627
Assura PLC	2,100,057	1,102,081
Aston Martin Lagonda Global Holdings PLC(b)(c)	383,075	767,983
AstraZeneca PLC	982,238	156,048,911
Auto Trader Group PLC(c)	572,292	5,994,679
Aviva PLC	1,628,742	10,492,156
B&M European Value Retail SA	554,661	3,340,155
BAE Systems PLC	1,903,947	31,754,227
Balfour Beatty PLC	339,574	1,838,704
Bank of Georgia Group PLC	24,792	1,457,502
Barclays PLC	9,496,155	28,396,406
Barratt Developments PLC	614,935	4,161,198
Beazley PLC	380,498	3,344,389
Bellway PLC	79,292	2,911,436
Berkeley Group Holdings PLC	70,695	4,615,138
Big Yellow Group PLC	119,823	1,863,416
Bodycote PLC	137,484	1,229,749
boohoo Group PLC(a)(b)	1,104,977	458,823
BP PLC	10,586,624	62,578,706
Breedon Group PLC	208,192	1,158,121
British American Tobacco PLC	1,258,666	44,658,766
British Land Co. PLC (The)	484,258	2,566,712
Britvic PLC	175,960	2,873,486
BT Group PLC	4,110,859	7,455,048
Bunzl PLC	203,318	8,518,893
Burberry Group PLC	237,068	2,372,533
Burford Capital Ltd.	143,019	2,016,924
Carnival PLC(b)	106,458	1,635,683
Centamin PLC	1,095,553	1,789,349
Centrica PLC	3,821,758	6,515,998
Close Brothers Group PLC	95,770	630,088
Coats Group PLC	1,094,347	1,259,120
Coca-Cola HBC AG, Class DI	129,517	4,726,064
Compass Group PLC	1,064,348	32,776,605
Computacenter PLC	76,679	2,655,091
ConvaTec Group PLC(c)	915,262	2,757,664
Cranswick PLC	41,969	2,570,873
Crest Nicholson Holdings PLC	281,915	961,024
Croda International PLC	97,040	5,045,513
Currys PLC(b)	981,403	1,026,347
CVS Group PLC	65,921	966,090
Darktrace PLC(b)	255,222	1,940,999
DCC PLC	62,628	4,314,753
Deliveroo PLC, Class A(b)(c)	825,824	1,400,301
Derwent London PLC	74,460	2,199,693
Diageo PLC	1,397,642	43,487,586
Diploma PLC	80,314	4,591,970
Direct Line Insurance Group PLC	757,630	1,838,043
Domino's Pizza Group PLC	399,798	1,662,412
Dowlais Group PLC	894,684	737,050
Dr. Martens PLC	428,737	391,982
Drax Group PLC	271,530	2,271,245
DS Smith PLC	913,914	5,342,787
Dunelm Group PLC	109,061	1,729,816
easyJet PLC	217,496	1,260,009
Elementis PLC	599,799	1,232,173
Endeavour Mining PLC	112,579	2,514,736
Energean PLC	155,942	2,002,708
Entain PLC	385,142	2,830,261
Essentra PLC	246,185	541,186
Evoke PLC(b)	331,117	251,357
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Experian PLC	576,865	$27,216,496
Fevertree Drinks PLC	72,739	862,626
Firstgroup PLC	783,835	1,767,434
Flutter Entertainment PLC(b)	112,465	22,246,223
Frasers Group PLC(b)	100,152	1,155,935
Future PLC(a)	85,728	1,233,831
Games Workshop Group PLC	21,604	2,865,425
Gamma Communications PLC	63,358	1,210,345
GB Group PLC	193,493	866,130
Genuit Group PLC	215,039	1,413,106
Genus PLC	47,707	1,117,995
Glencore PLC	6,503,678	36,087,852
Grafton Group PLC	154,020	2,145,697
Grainger PLC	453,287	1,407,948
Great Portland Estates PLC	260,029	1,173,352
Greatland Gold PLC(b)	6,713,601	611,915
Greencore Group PLC(b)	472,103	1,093,656
Greggs PLC	55,392	2,230,723
GSK PLC	2,607,805	50,640,397
Haleon PLC	4,250,695	19,066,076
Halma PLC	241,441	8,264,180
Hammerson PLC	3,015,877	1,117,369
Harbour Energy PLC	419,498	1,687,257
Hargreaves Lansdown PLC	209,558	2,976,998
Hays PLC	1,119,957	1,357,307
Helios Towers PLC(b)	629,191	1,020,104
Hikma Pharmaceuticals PLC	94,507	2,310,682
Hill & Smith PLC	64,081	1,894,234
Hiscox Ltd.	231,624	3,782,593
Howden Joinery Group PLC	372,419	4,502,616
HSBC Holdings PLC	11,948,142	108,657,641
Ibstock PLC(c)	525,918	1,241,309
IG Group Holdings PLC	250,189	3,021,458
IMI PLC	181,102	4,411,086
Impax Asset Management Group PLC	90,249	471,620
Imperial Brands PLC	538,366	14,838,357
Inchcape PLC	248,695	2,704,668
Indivior PLC, NVS(b)	108,662	1,492,600
Informa PLC	884,732	9,887,035
IntegraFin Holdings PLC	243,412	1,204,736
InterContinental Hotels Group PLC	109,097	10,991,045
Intermediate Capital Group PLC	191,611	5,408,552
International Distributions Services PLC(b)	484,611	2,150,173
International Workplace Group PLC	560,726	1,244,980
Intertek Group PLC	96,372	6,258,200
Investec PLC	474,823	3,759,662
IP Group PLC	588,013	315,219
ITM Power PLC(a)(b)	483,062	324,735
ITV PLC	2,237,349	2,301,776
J D Wetherspoon PLC(b)	133,894	1,284,932
J Sainsbury PLC	1,076,968	3,819,141
JD Sports Fashion PLC	1,601,750	2,709,912
JET2 PLC	121,667	2,233,535
John Wood Group PLC(b)	506,635	1,328,662
Johnson Matthey PLC	111,267	2,344,415
JTC PLC(c)	130,762	1,767,541
Jupiter Fund Management PLC	400,404	452,757
Kainos Group PLC	77,987	1,100,813
Keywords Studios PLC	75,471	2,316,880
Kingfisher PLC	1,256,286	4,466,259
Lancashire Holdings Ltd.	244,781	1,995,060
Land Securities Group PLC	414,769	3,391,736
Security	Shares	Value
United Kingdom (continued)
Learning Technologies Group PLC	656,046	$607,234
Legal & General Group PLC	3,656,966	10,907,361
Liontrust Asset Management PLC	44,699	383,353
Lloyds Banking Group PLC	41,010,491	31,329,958
London Stock Exchange Group PLC	284,727	34,658,583
LondonMetric Property PLC	1,524,858	3,942,483
M&G PLC	1,511,227	4,126,625
Man Group PLC/Jersey	960,534	3,024,034
Marks & Spencer Group PLC	1,270,693	5,366,836
Marshalls PLC	148,907	666,167
Melrose Industries PLC	894,684	6,774,824
Mitie Group PLC	1,011,024	1,575,263
Mobico Group PLC	580,676	420,666
Mondi PLC, NVS	262,630	5,134,852
MONY Group PLC	317,492	969,191
National Grid PLC	3,040,536	38,578,855
NatWest Group PLC, NVS	4,111,883	19,508,763
Network International Holdings PLC(b)(c)	348,921	1,758,338
Next PLC	81,666	9,545,098
Ninety One PLC	479,921	1,068,806
NMC Health PLC, NVS(e)	12,146	—
Ocado Group PLC(b)	360,544	1,885,350
OSB Group PLC	364,079	2,408,925
Oxford Instruments PLC	46,980	1,515,918
Oxford Nanopore Technologies PLC(b)	446,316	693,104
Pagegroup PLC	304,270	1,676,290
Paragon Banking Group PLC	202,329	2,090,725
Pearson PLC	406,524	5,515,706
Penno Group PLC	234,965	1,878,513
Persimmon PLC	186,726	3,807,768
Pets at Home Group PLC	337,817	1,332,373
Phoenix Group Holdings PLC	405,174	2,853,678
Playtech PLC(b)	197,810	1,436,765
Plus500 Ltd.	88,768	2,677,155
Primary Health Properties PLC	1,176,684	1,401,630
Prudential PLC	1,699,554	15,337,433
QinetiQ Group PLC	404,210	2,511,099
Quilter PLC(c)	1,112,404	1,911,979
Rathbones Group PLC	43,341	1,072,959
Reckitt Benckiser Group PLC	445,326	23,955,710
Redrow PLC	217,199	2,083,701
RELX PLC	1,180,214	55,703,132
Renishaw PLC	33,468	1,629,344
Rentokil Initial PLC	1,601,169	9,776,987
RHI Magnesita NV	31,994	1,509,946
Rightmove PLC	518,849	3,854,971
Rio Tinto PLC	708,441	46,071,970
Rolls-Royce Holdings PLC(b)	5,371,931	31,104,566
Rotork PLC	500,449	2,329,127
RS Group PLC	316,889	3,329,176
RWS Holdings PLC	274,316	672,564
Safestore Holdings PLC	159,135	1,653,634
Sage Group PLC (The)	623,712	8,718,592
Savills PLC	110,416	1,811,222
Schroders PLC	397,880	2,010,676
Segro PLC	774,729	9,119,031
Serco Group PLC	816,469	2,006,264
Severn Trent PLC	166,710	5,511,376
Shaftesbury Capital PLC	1,204,064	2,357,429
Shell PLC	4,073,124	148,521,907
Sirius Real Estate Ltd.	1,204,680	1,468,624
Smith & Nephew PLC	522,268	7,527,356

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Smiths Group PLC	230,371	$5,291,428
Softcat PLC	100,972	2,112,427
Spectris PLC	70,009	2,746,260
Spirax Group PLC	52,353	6,112,056
Spirent Communications PLC	547,105	1,222,028
SSE PLC	674,058	16,313,416
SSP Group PLC	525,659	1,236,199
St. James's Place PLC	316,739	2,790,080
Standard Chartered PLC	1,515,021	14,965,810
Tate & Lyle PLC	247,928	2,095,610
Taylor Wimpey PLC	2,033,224	4,168,465
TBC Bank Group PLC	31,739	1,264,865
Team17 Group PLC(b)	154,007	574,153
Telecom Plus PLC	51,553	1,259,831
Tesco PLC	4,518,580	19,269,348
TP ICAP Group PLC	790,010	2,249,549
Trainline PLC(b)(c)	318,929	1,396,457
Travis Perkins PLC	139,120	1,709,498
Tritax Big Box REIT PLC	1,121,290	2,383,383
Tullow Oil PLC(b)	1,479,307	582,308
Unilever PLC	1,581,488	97,189,831
UNITE Group PLC (The)	200,246	2,454,462
United Utilities Group PLC	413,661	5,497,400
Vesuvius PLC	193,191	1,198,544
Victrex PLC	78,157	1,105,222
Virgin Money U.K. PLC	860,711	2,380,234
Vistry Group PLC(b)	250,383	4,459,656
Vodafone Group PLC	14,157,054	13,247,456
Watches of Switzerland Group PLC(b)(c)	180,052	944,225
Weir Group PLC (The)	162,547	4,243,257
WH Smith PLC	105,063	1,787,641
Whitbread PLC	114,211	4,279,482
Wickes Group PLC	298,951	580,318
Wise PLC, Class A(b)	372,926	3,433,749
Workspace Group PLC	107,814	849,980
WPP PLC	674,574	6,506,993
Yellow Cake PLC(b)(c)	192,052	1,374,429
YouGov PLC	100,263	595,486
		1,903,955,463
Total Common Stocks — 99.1% (Cost: $11,805,230,193)		13,977,921,409
Preferred Stocks
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	36,221	3,105,283
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	70,131	5,280,914
Fuchs Petrolub SE, Preference Shares, NVS	63,215	2,746,763
Henkel AG & Co. KGaA, Preference Shares, NVS	107,478	9,193,858
Security	Shares	Value
Germany (continued)
Jungheinrich AG, Preference Shares, NVS	35,918	$1,136,980
Porsche Automobil Holding SE, Preference Shares, NVS	98,780	4,415,413
Sartorius AG, Preference Shares, NVS	16,842	4,776,760
Volkswagen AG, Preference Shares, NVS	127,496	14,228,932
		44,884,903
Total Preferred Stocks — 0.3% (Cost: $53,655,781)		44,884,903
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(e)	11,415	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.4% (Cost: $11,858,885,974)		14,022,806,312
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	82,413,560	82,446,525
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(f)(g)	1,250,000	1,250,000
Total Short-Term Securities — 0.6% (Cost: $83,657,718)		83,696,525
Total Investments — 100.0% (Cost: $11,942,543,692)		14,106,502,837
Other Assets Less Liabilities — 0.0%		4,174,520
Net Assets — 100.0%		$14,110,677,357

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$104,755,638	$—	$(22,319,098)(a)	$3,873	$6,112	$82,446,525	82,413,560	$1,246,001 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	620,000	630,000 (a)	—	—	—	1,250,000	1,250,000	398,462	—
				$3,873	$6,112	$83,696,525		$1,644,463	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	89	09/12/24	$16,450	$(41,829)
SPI 200 Index	75	09/19/24	9,911	457,002
Euro STOXX 50 Index	417	09/20/24	22,113	(57,160)
FTSE 100 Index	138	09/20/24	14,840	289,052
				$647,065
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$746,054	$—	$—	$—	$746,054
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$98,989	$—	$—	$—	$98,989

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI International Developed Markets ETF

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$7,071,438	$—	$—	$—	$7,071,438
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(593,782)	$—	$—	$—	$(593,782)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$66,635,279
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,745,872,259	$12,232,049,150	$—	$13,977,921,409
Preferred Stocks	—	44,884,903	—	44,884,903
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	83,696,525	—	—	83,696,525
	$1,829,568,784	$12,276,934,053	$—	$14,106,502,837
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$746,054	$—	$746,054
Liabilities
Equity Contracts	—	(98,989)	—	(98,989)
	$—	$647,065	$—	$647,065

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 21.1%
Abacus Group	122,406	$88,448
Abacus Storage King	122,195	102,181
Accent Group Ltd.	111,152	159,579
AGL Energy Ltd.	172,652	1,173,655
Alpha HPA Ltd., NVS(a)	296,326	165,754
ALS Ltd.	139,175	1,409,040
Amotiv Ltd.	39,074	277,493
AMP Ltd.	820,715	637,567
Ampol Ltd.	68,325	1,496,656
Ansell Ltd.	40,656	727,901
ANZ Group Holdings Ltd.	853,297	16,234,009
APA Group	358,226	1,856,741
APM Human Services International Ltd.	90,364	84,397
ARB Corp. Ltd.	22,069	609,798
Arena REIT	106,684	270,798
Aristocrat Leisure Ltd.	161,470	5,750,609
ASX Ltd.	54,686	2,329,961
Atlas Arteria Ltd.	329,667	1,132,271
AUB Group Ltd.	28,942	611,564
Audinate Group Ltd.(a)	21,500	210,047
Aurizon Holdings Ltd.	509,260	1,241,714
Aussie Broadband Ltd.(a)	58,728	122,871
Austal Ltd.	108,187	185,741
Australian Agricultural Co. Ltd.(a)	29,273	26,800
Bank of Queensland Ltd.	177,737	734,478
Bapcor Ltd.	90,901	305,650
Beach Energy Ltd.	433,060	420,796
Bega Cheese Ltd.	68,245	199,452
Bellevue Gold Ltd.(a)	344,779	311,277
Bendigo & Adelaide Bank Ltd.	162,557	1,330,779
BHP Group Ltd.	1,442,822	40,074,301
BlueScope Steel Ltd.	123,723	1,796,600
Boss Energy Ltd. (a)	105,122	252,395
Brambles Ltd.	392,572	4,002,143
Breville Group Ltd.	29,381	564,564
Brickworks Ltd.	21,505	406,049
BWP Trust	172,083	403,661
Capricorn Metals Ltd.(a)	84,923	300,557
CAR Group Ltd.	101,204	2,314,588
Centuria Capital Group	154,219	172,090
Centuria Industrial REIT	169,806	353,929
Centuria Office REIT	118,554	96,732
Cettire Ltd.(a)(b)	60,364	52,591
Challenger Ltd.	119,470	550,630
Champion Iron Ltd.	114,257	469,513
Charter Hall Group	132,444	1,106,031
Charter Hall Long Wale REIT	184,556	431,691
Charter Hall Retail REIT	147,387	337,224
Charter Hall Social Infrastructure REIT	87,071	146,427
Cleanaway Waste Management Ltd.	585,936	1,083,135
Clinuvel Pharmaceuticals Ltd.(b)	9,667	94,653
Cochlear Ltd.	18,514	4,183,343
Codan Ltd./Australia	26,005	223,461
Coles Group Ltd.	378,179	4,482,052
Collins Foods Ltd.	36,344	218,410
Commonwealth Bank of Australia	476,037	42,895,743
Computershare Ltd.	151,177	2,726,629
Coronado Global Resources Inc.(c)	289,959	273,744
Corporate Travel Management Ltd.	34,923	308,657
Credit Corp. Group Ltd.	19,181	220,033
Security	Shares	Value
Australia (continued)
Cromwell Property Group	436,068	$118,738
CSL Ltd.	137,240	27,854,652
Data#3 Ltd.	36,990	214,064
De Grey Mining Ltd.(a)	497,258	398,716
Deep Yellow Ltd.(a)	207,322	175,742
Deterra Royalties Ltd.	125,042	326,920
Dexus	304,990	1,406,173
Dexus Industria REIT	46,275	87,864
Dicker Data Ltd.	25,330	169,681
Domain Holdings Australia Ltd.	79,799	168,459
Domino's Pizza Enterprises Ltd.	19,464	418,635
Downer EDI Ltd.	193,606	631,934
Eagers Automotive Ltd.	45,715	318,707
Elders Ltd.	48,312	301,119
Emerald Resources NL(a)	149,787	364,729
Endeavour Group Ltd./Australia	430,831	1,549,558
Evolution Mining Ltd.	561,505	1,454,845
EVT Ltd.	22,738	172,494
Firefinch Ltd., NVS(d)	298,353	21,462
FleetPartners Group Ltd., NVS(a)	84,925	190,074
Flight Centre Travel Group Ltd.	55,558	808,918
Fortescue Ltd.	483,601	6,017,364
G8 Education Ltd.	209,200	178,532
Genesis Minerals Ltd.(a)	281,682	388,503
Gold Road Resources Ltd.	302,403	338,128
Goodman Group	485,945	11,218,568
GPT Group (The)	547,960	1,669,096
GrainCorp Ltd., Class A	70,255	415,096
Growthpoint Properties Australia Ltd.	75,737	115,719
Hansen Technologies Ltd.	58,467	172,124
Harvey Norman Holdings Ltd.	163,191	512,521
Healius Ltd.(a)	173,020	171,175
HealthCo REIT(b)	131,077	102,337
Helia Group Ltd.	88,062	230,138
HMC Capital Ltd.	58,056	296,224
HomeCo Daily Needs REIT	489,333	407,802
HUB24 Ltd.	22,309	726,582
IDP Education Ltd.	76,213	748,463
IGO Ltd.	195,612	716,352
Iluka Resources Ltd.	118,817	472,697
Imdex Ltd.(b)	124,705	187,362
Incitec Pivot Ltd.	546,023	1,054,145
Ingenia Communities Group	108,011	372,459
Inghams Group Ltd.	110,690	272,883
Insignia Financial Ltd.	178,092	322,664
Insurance Australia Group Ltd.	679,814	3,288,875
IPH Ltd.	67,536	271,066
IRESS Ltd.(a)	51,891	362,378
James Hardie Industries PLC(a)	124,892	4,486,573
JB Hi-Fi Ltd.	32,239	1,471,990
Johns Lyng Group Ltd.	63,217	246,976
Judo Capital Holdings Ltd.(a)(b)	180,530	163,882
Jumbo Interactive Ltd.	15,759	168,626
Karoon Energy Ltd.(a)	230,699	279,759
Kelsian Group Ltd.	47,639	163,855
Latin Resources Ltd., NVS(a)(b)	683,542	67,718
Lendlease Corp. Ltd.	185,679	766,456
Leo Lithium Ltd.(a)(d)	292,832	77,365
Lifestyle Communities Ltd.	32,670	193,114
Liontown Resources Ltd.(a)(b)	450,643	282,371
Lottery Corp. Ltd. (The)	628,894	2,049,290
Lovisa Holdings Ltd.	17,388	398,764

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Lynas Rare Earths Ltd.(a)(b)	256,729	$1,049,618
MA Financial Group Ltd.	39,025	115,234
Maas Group Holdings Ltd.	30,268	87,093
Macquarie Group Ltd.	103,301	14,216,869
Mader Group Ltd.(b)	15,134	61,856
Magellan Financial Group Ltd.	56,714	380,767
McMillan Shakespeare Ltd.	14,316	167,995
Medibank Pvt Ltd.	770,004	2,004,584
Megaport Ltd.(a)	48,795	353,248
Metcash Ltd.	296,689	710,711
Mineral Resources Ltd.	49,440	1,768,111
Mirvac Group	1,095,523	1,542,504
Monadelphous Group Ltd.	29,235	248,596
Mount Gibson Iron Ltd.(a)	193,730	45,098
Nanosonics Ltd.(a)(b)	81,165	167,897
National Australia Bank Ltd.	882,500	22,289,004
National Storage REIT	355,802	577,403
Netwealth Group Ltd.	34,930	542,908
Neuren Pharmaceuticals Ltd., NVS(a)	31,389	397,853
New Hope Corp. Ltd.	146,141	466,071
NEXTDC Ltd.(a)	168,711	1,857,884
nib holdings Ltd.	140,466	691,619
Nick Scali Ltd.	23,217	239,250
Nickel Industries Ltd.	521,856	292,498
Nine Entertainment Co. Holdings Ltd.	369,758	352,137
Northern Star Resources Ltd.	323,275	3,000,357
NRW Holdings Ltd.	123,282	270,004
Nufarm Ltd./Australia	100,520	306,458
Objective Corp. Ltd.	9,312	75,545
oOh!media Ltd.	154,946	147,177
Orica Ltd.	137,287	1,615,440
Origin Energy Ltd.	484,682	3,325,632
Orora Ltd.	382,394	511,660
Paladin Energy Ltd.(a)(b)	80,216	601,756
Pepper Money Ltd./Australia	81,989	77,476
Perenti Ltd.	190,739	131,314
Perpetual Ltd.	32,074	465,904
Perseus Mining Ltd.	367,085	611,632
PEXA Group Ltd.(a)	37,687	341,986
Pilbara Minerals Ltd.(b)	824,986	1,594,585
Pinnacle Investment Management Group Ltd.	38,803	418,914
Platinum Asset Management Ltd.	153,208	107,250
PolyNovo Ltd.(a)	170,650	300,862
Premier Investments Ltd.	24,358	529,610
Pro Medicus Ltd.(b)	16,412	1,548,458
PWR Holdings Ltd.	24,850	193,383
Qantas Airways Ltd.(a)	223,199	945,574
QBE Insurance Group Ltd.	428,910	5,062,017
Qube Holdings Ltd.	486,505	1,218,308
Ramelius Resources Ltd.	324,118	413,630
Ramsay Health Care Ltd.	51,077	1,555,480
REA Group Ltd.	15,051	2,023,602
Red 5 Ltd.(a)	1,693,130	434,264
Redox Ltd./Australia, NVS	53,598	109,850
Reece Ltd.	66,104	1,197,899
Region RE Ltd.	347,433	517,332
Regis Resources Ltd.(a)	219,827	242,549
Reliance Worldwide Corp. Ltd.	232,297	783,031
Resolute Mining Ltd.(a)	614,289	263,880
Rio Tinto Ltd.	105,807	8,130,432
Rural Funds Group(b)	136,265	190,212
Sandfire Resources Ltd.(a)	127,324	727,227
Security	Shares	Value
Australia (continued)
Santos Ltd.	917,174	$4,781,142
Scentre Group	1,472,307	3,357,489
SEEK Ltd.	101,104	1,464,146
Seven Group Holdings Ltd.	55,074	1,413,030
SG Fleet Group Ltd.	39,155	81,453
Sigma Healthcare Ltd.	422,019	359,569
Silex Systems Ltd.(a)	45,086	138,774
Sims Ltd.	48,428	323,327
SiteMinder Ltd.(a)	69,829	256,560
SmartGroup Corp. Ltd.	41,840	236,783
Sonic Healthcare Ltd.	129,240	2,342,238
South32 Ltd.	1,291,047	2,589,446
Stanmore Resources Ltd.	77,576	188,895
Star Entertainment Group Ltd. (The)(a)	671,017	256,463
Steadfast Group Ltd.	297,349	1,262,213
Stockland	677,359	2,045,902
Strike Energy Ltd.(a)	560,576	73,289
Suncorp Group Ltd.	364,092	4,236,254
Super Retail Group Ltd.	41,334	433,003
Tabcorp Holdings Ltd.	662,047	280,124
Technology One Ltd.	83,115	1,122,756
Telix Pharmaceuticals Ltd.(a)	74,005	929,057
Telstra Group Ltd.	1,146,527	2,962,928
Temple & Webster Group Ltd.(a)(b)	22,492	144,000
Transurban Group	881,437	7,522,003
Treasury Wine Estates Ltd.	226,662	1,832,453
Ventia Services Group Pty Ltd.	242,669	698,656
Vicinity Ltd.	1,099,765	1,524,934
Viva Energy Group Ltd.(c)	342,187	729,937
Vulcan Steel Ltd.	17,255	70,602
WA1 Resources Ltd., NVS(a)	11,483	119,758
Washington H Soul Pattinson & Co. Ltd.	66,861	1,556,216
Waypoint REIT Ltd.	172,331	286,212
Webjet Ltd.(a)	108,784	636,381
Weebit Nano Ltd.(a)(b)	47,746	73,807
Wesfarmers Ltd.	322,203	15,550,225
West African Resources Ltd.(a)	314,294	308,950
Westgold Resources Ltd.	265,010	455,301
Westpac Banking Corp.	984,975	19,249,170
Whitehaven Coal Ltd.	224,564	1,133,702
WiseTech Global Ltd.	47,257	2,961,176
Woodside Energy Group Ltd.	540,349	9,799,124
Woolworths Group Ltd.	348,391	7,860,805
Worley Ltd.	135,038	1,339,432
Xero Ltd.(a)	40,661	3,704,915
Yancoal Australia Ltd., NVS	114,696	531,558
Zip Co. Ltd.(a)	341,848	431,940
		430,022,675
Hong Kong — 4.7%
AIA Group Ltd.	3,198,800	21,396,311
ASMPT Ltd.	90,400	945,182
Bank of East Asia Ltd. (The)	291,400	367,539
BOC Hong Kong Holdings Ltd.	1,059,500	3,082,426
Brightoil Petroleum Holdings Ltd.(b)(d)	763,800	1
Cafe de Coral Holdings Ltd.	92,000	94,772
CITIC Telecom International Holdings Ltd.	427,000	113,783
Citychamp Watch & Jewellery Group Ltd.(a)(b)	582,000	73,003
CK Asset Holdings Ltd.	557,572	2,130,522
CK Hutchison Holdings Ltd.	759,572	3,968,086
CK Infrastructure Holdings Ltd.	186,500	1,243,908
CLP Holdings Ltd.	464,500	3,986,625
C-Mer Eye Care Holdings Ltd.(a)	258,000	86,454
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Cowell e Holdings Inc.(a)	65,000	$178,288
Dah Sing Banking Group Ltd.	122,800	97,245
Dah Sing Financial Holdings Ltd.	70,000	183,127
E-Commodities Holdings Ltd.	490,000	99,093
ESR Group Ltd.(c)	438,092	662,322
First Pacific Co. Ltd.	632,000	281,291
Fortune REIT	375,000	179,548
Futu Holdings Ltd., ADR(a)	16,584	1,049,436
Galaxy Entertainment Group Ltd.	624,000	2,623,247
Guotai Junan International Holdings Ltd.	824,000	70,503
Hang Lung Properties Ltd.	523,000	383,512
Hang Seng Bank Ltd.	214,300	2,624,280
Health and Happiness H&H International Holdings Ltd.	43,500	47,827
Henderson Land Development Co. Ltd.	406,970	1,143,106
HKBN Ltd.(b)	288,500	91,382
HKT Trust & HKT Ltd., Class SS	1,080,720	1,308,927
Hong Kong & China Gas Co. Ltd.	3,189,525	2,599,056
Hong Kong Exchanges & Clearing Ltd.	341,900	10,085,031
Hongkong Land Holdings Ltd.(b)	317,500	1,025,402
Hsin Chong Group Holdings Ltd.(d)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	692,000	89,458
Hysan Development Co. Ltd.	195,000	267,051
IGG Inc.(a)	316,000	114,399
Jardine Matheson Holdings Ltd.	45,100	1,588,825
Johnson Electric Holdings Ltd.	134,000	185,268
JS Global Lifestyle Co. Ltd.(c)	391,500	78,253
Kerry Logistics Network Ltd.	108,651	95,122
Kerry Properties Ltd.	161,000	274,285
Link REIT	727,200	3,068,072
Luk Fook Holdings International Ltd.	128,000	251,749
Man Wah Holdings Ltd.	424,400	250,312
Melco International Development Ltd.(a)(b)	214,000	125,620
Melco Resorts & Entertainment Ltd., ADR(a)(b)	60,220	343,856
MTR Corp. Ltd.	431,000	1,394,326
New World Development Co. Ltd.(b)	423,000	394,340
NWS Holdings Ltd.	278,000	248,981
Pacific Basin Shipping Ltd.	1,469,000	441,078
PAX Global Technology Ltd.	202,000	113,341
PCCW Ltd.	1,283,000	665,204
Power Assets Holdings Ltd.	391,500	2,495,214
Realord Group Holdings Ltd.(a)(b)	108,000	73,955
Sands China Ltd.(a)	698,400	1,309,244
Shangri-La Asia Ltd.	378,000	265,015
Sino Land Co. Ltd.	1,092,000	1,129,519
SITC International Holdings Co. Ltd.	385,000	859,234
SJM Holdings Ltd.(a)	692,000	223,052
SmarTone Telecommunications Holdings Ltd.	165,500	79,410
Stella International Holdings Ltd.	147,500	245,807
Sun Hung Kai Properties Ltd.	413,000	3,575,970
SUNeVision Holdings Ltd.	253,000	88,943
Swire Pacific Ltd., Class A	126,000	1,086,974
Swire Properties Ltd.	323,200	510,439
Techtronic Industries Co. Ltd.	385,500	4,936,979
Texhong International Group Ltd.(a)	135,500	69,373
Theme International Holdings Ltd.	1,170,000	67,476
United Energy Group Ltd.(a)(b)	2,526,000	108,310
United Laboratories International Holdings Ltd. (The)	286,000	328,549
Vitasoy International Holdings Ltd.(b)	252,000	180,789
Viva Goods Co. Ltd.	1,136,000	84,291
VSTECS Holdings Ltd.	152,000	83,607
Security	Shares	Value
Hong Kong (continued)
VTech Holdings Ltd.	43,700	$287,505
WH Group Ltd.(c)	2,382,500	1,548,729
Wharf Holdings Ltd. (The)(b)	306,898	841,468
Wharf Real Estate Investment Co. Ltd.	461,000	1,133,331
Wynn Macau Ltd.	440,400	325,321
Xinyi Glass Holdings Ltd.	452,000	477,474
Yue Yuen Industrial Holdings Ltd.	256,000	417,901
		95,044,655
Japan — 69.0%
77 Bank Ltd. (The)	17,800	555,701
ABC-Mart Inc.	27,800	547,986
Acom Co. Ltd.	132,300	380,958
Activia Properties Inc.	190	449,480
Adastria Co. Ltd.	6,800	151,364
ADEKA Corp.	22,700	481,917
Advance Logistics Investment Corp.	220	175,086
Advance Residence Investment Corp.	375	786,739
Advantest Corp.	216,500	9,582,585
Aeon Co. Ltd.	185,800	4,239,321
Aeon Delight Co. Ltd.	6,600	172,005
AEON Financial Service Co. Ltd.	30,700	281,832
Aeon Hokkaido Corp.	10,100	61,737
Aeon Mall Co. Ltd.	25,500	349,611
AEON REIT Investment Corp.	526	454,526
AGC Inc.	55,600	1,989,910
Ai Holdings Corp.	7,700	128,720
Aica Kogyo Co. Ltd.	14,900	344,837
Aichi Corp.	10,700	90,189
Aichi Financial Group Inc., NVS	8,900	160,646
Aida Engineering Ltd.(b)	6,700	38,081
Aiful Corp.	84,400	218,743
Ain Holdings Inc.	7,300	280,658
Air Water Inc.	50,700	744,837
Aisan Industry Co. Ltd.	8,700	87,845
Aisin Corp.	50,300	1,696,920
Ajinomoto Co. Inc.	133,100	5,481,756
Alfresa Holdings Corp.	52,200	815,488
Alpen Co. Ltd.	1,700	25,005
Alps Alpine Co. Ltd.	53,324	565,151
Alps Logistics Co. Ltd.	4,400	167,472
Amada Co. Ltd.	91,200	1,071,046
Amano Corp.	16,600	420,844
Amvis Holdings Inc.	9,500	165,398
ANA Holdings Inc.	43,200	826,318
Anritsu Corp.	37,300	320,133
Anycolor Inc.(a)(b)	9,300	157,835
AOKI Holdings Inc.	7,500	68,551
Aoyama Trading Co. Ltd.	12,500	127,933
Aozora Bank Ltd.(b)	32,000	531,985
Appier Group Inc.(a)	19,600	162,489
Arata Corp.	9,400	223,912
Arclands Corp.	16,523	200,699
Arcs Co. Ltd.	11,800	214,393
ARE Holdings Inc.	21,100	288,688
Argo Graphics Inc.	4,700	160,167
Ariake Japan Co. Ltd.	4,300	153,439
Artience Co. Ltd.	8,800	186,086
As One Corp.	17,800	383,513
Asahi Group Holdings Ltd.	135,700	4,995,549
Asahi Intecc Co. Ltd.	60,400	957,504
Asahi Kasei Corp.	352,300	2,540,528
Asahi Yukizai Corp.	3,400	108,825

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Asics Corp.	194,300	$3,171,040
ASKUL Corp.	9,500	134,261
Astellas Pharma Inc.	512,700	5,946,269
Atom Corp.(a)(b)	31,600	157,187
Autobacs Seven Co. Ltd.	18,400	203,396
Avex Inc.	5,300	53,045
Awa Bank Ltd. (The)	9,700	179,934
Axial Retailing Inc.	21,400	146,567
Azbil Corp.	32,900	956,047
AZ-COM MARUWA Holdings Inc.	16,800	144,675
Bandai Namco Holdings Inc.	170,000	3,612,627
Bank of Nagoya Ltd. (The)	2,800	151,528
Base Co. Ltd.	1,700	31,908
BayCurrent Consulting Inc.	38,100	1,172,894
Belc Co. Ltd.	3,500	146,724
Bell System24 Holdings Inc.	11,300	116,823
Belluna Co. Ltd.	7,600	39,525
Bengo4.com Inc.(a)(b)	900	21,886
Bic Camera Inc.	27,800	313,728
BIPROGY Inc.	19,800	648,817
BML Inc.	5,200	103,738
Bridgestone Corp.	161,200	6,572,711
Brother Industries Ltd.	65,000	1,333,563
Bunka Shutter Co. Ltd.	14,000	161,642
C Uyemura & Co. Ltd.	2,300	165,036
C.I. Takiron Corp.	17,600	100,210
Calbee Inc.	25,000	573,867
Canon Electronics Inc.	4,100	62,620
Canon Inc.	284,600	8,908,462
Canon Marketing Japan Inc.	13,900	430,433
Capcom Co. Ltd.	97,600	2,085,118
Casio Computer Co. Ltd.	51,700	416,112
Cawachi Ltd.	1,400	25,963
Central Automotive Products Ltd.	3,000	99,174
Central Glass Co. Ltd.	5,000	125,372
Central Japan Railway Co.	221,400	5,219,935
Change Holdings Inc.(b)	12,400	92,541
Chiba Bank Ltd. (The)	149,400	1,399,500
Chiyoda Corp.(a)	32,700	66,987
Chofu Seisakusho Co. Ltd.	3,100	44,363
Chubu Electric Power Co. Inc.	180,400	2,274,577
Chudenko Corp.	8,500	198,423
Chugai Pharmaceutical Co. Ltd.	191,800	8,370,626
Chugin Financial Group Inc., NVS	44,900	500,202
Chugoku Electric Power Co. Inc. (The)	89,700	652,362
Chugoku Marine Paints Ltd.	12,100	167,397
Citizen Watch Co. Ltd.	52,500	354,005
CKD Corp.	15,300	305,566
Coca-Cola Bottlers Japan Holdings Inc.	38,925	580,478
COLOPL Inc.	25,900	105,266
Colowide Co. Ltd.	21,500	295,961
Comforia Residential REIT Inc.	202	419,064
COMSYS Holdings Corp.	32,100	691,055
Comture Corp.	6,900	86,741
Concordia Financial Group Ltd.	303,300	1,911,551
Cosmo Energy Holdings Co. Ltd.	18,800	1,008,932
Cosmos Pharmaceutical Corp.	5,500	494,498
Cover Corp.(a)(b)	7,500	98,135
CRE Logistics REIT Inc.	197	189,916
Create Restaurants Holdings Inc.	32,600	232,719
Create SD Holdings Co. Ltd.	7,100	159,301
Credit Saison Co. Ltd.	42,400	982,798
Security	Shares	Value
Japan (continued)
Curves Holdings Co. Ltd.	7,700	$42,292
CyberAgent Inc.	130,000	840,505
Cybozu Inc.	5,600	67,732
Dai Nippon Printing Co. Ltd.	58,900	1,937,705
Daicel Corp.	64,800	629,907
Dai-Dan Co. Ltd.	9,500	194,707
Daido Steel Co. Ltd.	37,100	371,204
Daiei Kankyo Co. Ltd.	10,400	198,918
Daifuku Co. Ltd.	88,900	1,608,938
Daihen Corp.	5,700	279,719
Dai-ichi Life Holdings Inc.	256,100	7,808,565
Daiichi Sankyo Co. Ltd.	526,300	21,434,969
Daiichikosho Co. Ltd.	20,700	249,847
Daiki Aluminium Industry Co. Ltd.	4,200	34,832
Daikin Industries Ltd.	75,400	10,933,494
Daikokutenbussan Co. Ltd.	900	64,001
Daio Paper Corp.	30,000	179,052
Daiseki Co. Ltd.	13,640	326,518
Daishi Hokuetsu Financial Group Inc.	9,200	366,580
Daito Trust Construction Co. Ltd.	17,000	2,044,422
Daiwa House Industry Co. Ltd.	161,200	4,564,923
Daiwa House REIT Investment Corp.	663	1,066,976
Daiwa Industries Ltd.	5,300	55,805
Daiwa Office Investment Corp.	148	289,927
Daiwa Securities Group Inc.	380,000	3,137,315
Daiwa Securities Living Investments Corp.	573	389,765
Daiwabo Holdings Co. Ltd.	23,000	433,405
DCM Holdings Co. Ltd.	31,700	305,986
DeNA Co. Ltd.	21,800	225,360
Denka Co. Ltd.	23,600	343,923
Denso Corp.	536,300	8,794,787
Dentsu Group Inc.	58,200	1,538,995
Dentsu Soken Inc.	7,100	269,909
Descente Ltd.	9,100	240,299
Dexerials Corp.	16,800	806,546
DIC Corp.	21,600	444,341
Digital Arts Inc.	2,800	88,892
Digital Garage Inc.	7,900	146,934
Dip Corp.	8,400	172,698
Disco Corp.	26,300	8,794,629
DMG Mori Co. Ltd.	33,600	854,936
Doshisha Co. Ltd.	4,000	61,078
Doutor Nichires Holdings Co. Ltd.	10,400	161,402
Dowa Holdings Co. Ltd.	14,800	543,163
DTS Corp.	11,900	344,015
Duskin Co. Ltd.	12,000	315,504
DyDo Group Holdings Inc.	5,800	104,947
Eagle Industry Co. Ltd.	5,800	81,647
Earth Corp.	3,900	130,717
East Japan Railway Co.	257,400	4,904,346
Ebara Corp.	129,000	1,847,346
EDION Corp.	18,400	214,383
eGuarantee Inc.	6,900	67,549
Eiken Chemical Co. Ltd.	7,700	124,699
Eisai Co. Ltd.	70,800	2,700,024
Eizo Corp.	4,400	142,388
Elecom Co. Ltd.	10,700	117,325
Electric Power Development Co. Ltd.	41,500	686,029
en Japan Inc.	6,900	129,174
ENEOS Holdings Inc.	818,100	4,286,468
Enplas Corp.(b)	1,600	81,095
ES-Con Japan Ltd.	8,200	56,614
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Euglena Co. Ltd.(a)(b)	25,800	$94,965
Exedy Corp.	12,500	265,408
EXEO Group Inc.	52,400	571,553
Ezaki Glico Co. Ltd.	14,200	436,136
Fancl Corp.	23,800	460,946
FANUC Corp.	269,300	7,983,870
Fast Retailing Co. Ltd.	50,100	13,810,002
FCC Co. Ltd.	10,100	157,564
Ferrotec Holdings Corp.	13,000	215,565
Financial Products Group Co. Ltd.	19,900	345,619
Food & Life Companies Ltd.	31,600	553,761
FP Corp.	11,400	196,636
FP Partner Inc.(b)	2,200	45,465
Freee KK(a)	12,800	209,717
Frontier Real Estate Investment Corp.	150	434,836
Fuji Co. Ltd./Ehime	6,100	80,238
Fuji Corp./Aichi	20,900	349,508
Fuji Electric Co. Ltd.	35,900	2,019,264
Fuji Kyuko Co. Ltd.	6,100	124,485
Fuji Media Holdings Inc.	13,100	164,203
Fuji Oil Holdings Inc.	11,700	244,290
Fuji Seal International Inc.	9,000	143,880
Fuji Soft Inc.	14,200	680,326
Fujicco Co. Ltd.	3,200	39,601
FUJIFILM Holdings Corp.	317,100	7,539,346
Fujikura Ltd.	71,800	1,438,414
Fujimi Inc.	13,500	283,530
Fujimori Kogyo Co. Ltd.	4,300	129,323
Fujio Food Group Inc.(a)(b)	6,300	58,945
Fujitec Co. Ltd.	17,200	497,514
Fujitsu General Ltd.	20,600	270,273
Fujitsu Ltd.	498,100	9,045,575
Fujiya Co. Ltd.	3,300	59,762
Fukuda Denshi Co. Ltd.	4,300	193,711
Fukuoka Financial Group Inc.	50,432	1,414,560
Fukuoka REIT Corp.	206	215,669
Fukushima Galilei Co. Ltd.	4,200	188,845
Fukuyama Transporting Co. Ltd.	6,300	169,937
Funai Soken Holdings Inc.	10,200	148,838
Furukawa Co. Ltd.	4,900	59,850
Furukawa Electric Co. Ltd.	19,700	538,928
Furuya Metal Co. Ltd.	4,500	136,892
Fuso Chemical Co. Ltd.	5,700	147,532
Future Corp.	8,900	101,898
Fuyo General Lease Co. Ltd.	5,000	408,666
G-7 Holdings Inc.	3,000	33,800
Genky DrugStores Co. Ltd.	6,200	143,093
Geo Holdings Corp.	4,400	48,314
Global One Real Estate Investment Corp.	323	218,283
Glory Ltd.	11,600	210,879
GLP J-REIT	1,308	1,145,917
GMO Financial Gate Inc.	1,500	66,380
GMO Financial Holdings Inc.	9,500	40,630
GMO internet group Inc.	21,000	347,937
GMO Payment Gateway Inc.	12,000	687,891
GNI Group Ltd.(a)	14,500	221,944
Godo Steel Ltd.	2,500	81,271
Goldcrest Co. Ltd.	3,600	68,807
Goldwin Inc.	5,900	363,369
Gree Inc.	8,800	31,114
GS Yuasa Corp.	21,500	382,555
G-Tekt Corp.	4,900	59,430
Security	Shares	Value
Japan (continued)
GungHo Online Entertainment Inc.	10,300	$201,375
Gunma Bank Ltd. (The)	93,300	632,954
Gunze Ltd.	3,900	144,814
H.U. Group Holdings Inc.	14,300	251,659
H2O Retailing Corp.	27,900	485,310
Hachijuni Bank Ltd. (The)	99,300	707,770
Hakuhodo DY Holdings Inc.	63,000	514,479
Hakuto Co. Ltd.	3,000	100,470
Halows Co. Ltd.	2,200	67,049
Hamakyorex Co. Ltd.	4,900	155,365
Hamamatsu Photonics KK	39,500	1,137,558
Hankyu Hanshin Holdings Inc.	65,500	1,868,972
Hankyu Hanshin REIT Inc.	210	186,511
Hanwa Co. Ltd.	8,700	336,277
Harmonic Drive Systems Inc.	13,900	381,999
Haseko Corp.	67,200	838,620
Hazama Ando Corp.	40,500	327,284
Heiwa Corp.	14,200	203,720
Heiwa Real Estate Co. Ltd.	9,400	270,187
Heiwa Real Estate REIT Inc.(b)	304	266,248
Heiwado Co. Ltd.	8,700	142,448
Hiday Hidaka Corp.	7,800	144,384
Hikari Tsushin Inc.	5,000	936,271
Hino Motors Ltd.(a)	70,700	228,405
Hioki EE Corp	2,000	107,241
Hirata Corp.	2,000	82,785
Hirogin Holdings Inc.	70,400	571,448
Hirose Electric Co. Ltd.	8,400	1,051,712
HIS Co. Ltd.(a)	18,500	213,401
Hisamitsu Pharmaceutical Co. Inc.	13,900	382,859
Hitachi Construction Machinery Co. Ltd.	29,000	722,306
Hitachi Ltd.	1,316,100	28,436,529
Hitachi Zosen Corp.	48,900	355,010
Hogy Medical Co. Ltd.	6,200	170,557
Hokkaido Electric Power Co. Inc.	49,100	333,874
Hokkoku Financial Holdings Inc.	5,100	192,029
Hokuetsu Corp.(b)	31,800	246,169
Hokuhoku Financial Group Inc.	32,800	458,693
Hokuriku Electric Power Co.	52,000	333,293
Hokuto Corp.	3,100	39,584
Honda Motor Co. Ltd.	1,276,500	13,638,857
Horiba Ltd.	9,400	743,965
Hoshino Resorts REIT Inc.	69	238,706
Hoshizaki Corp.	31,300	985,756
Hosiden Corp.	10,600	144,612
House Foods Group Inc.	19,200	378,767
Hoya Corp.	99,700	12,492,483
Hulic Co. Ltd.	105,500	1,029,796
Hulic REIT Inc.	389	370,270
Hyakugo Bank Ltd. (The)	64,000	286,552
Ibiden Co. Ltd.	32,200	1,248,142
Ichibanya Co. Ltd.	18,000	128,080
Ichigo Inc.	71,200	200,730
Ichigo Office REIT Investment Corp.	314	175,346
Idec Corp./Japan	7,800	160,702
Idemitsu Kosan Co. Ltd.	260,435	1,715,307
IDOM Inc.	20,700	157,186
IHI Corp.	39,000	1,422,744
Iida Group Holdings Co. Ltd.	44,100	662,896
Iino Kaiun Kaisha Ltd.	17,300	146,198
I'll Inc.	2,800	50,091
Inaba Denki Sangyo Co. Ltd.	15,400	403,767

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Inabata & Co. Ltd.	14,400	$322,491
Industrial & Infrastructure Fund Investment Corp.	682	562,832
Infomart Corp.	56,900	121,849
Infroneer Holdings Inc.	51,900	450,054
Inpex Corp.	268,300	4,142,950
Insource Co. Ltd.	9,500	55,708
Institute for Q-Shu Pioneers of Space Inc.(a)(b)	4,800	50,763
Internet Initiative Japan Inc.	29,900	505,655
Invincible Investment Corp.	2,169	982,448
Iriso Electronics Co. Ltd.	4,500	90,446
Ise Chemicals Corp.(b)	600	82,282
Isetan Mitsukoshi Holdings Ltd.	96,300	1,915,918
Ispace Inc./Japan, NVS(a)	6,600	26,705
Isuzu Motors Ltd.	164,800	2,229,270
Ito En Ltd.	14,600	346,134
ITOCHU Corp.	337,700	17,318,413
Itochu Enex Co. Ltd.	17,800	203,185
Itochu-Shokuhin Co. Ltd.	1,300	60,127
Itoham Yonekyu Holdings Inc.	6,980	206,033
Itoki Corp.	10,300	104,174
Iwatani Corp.	11,800	748,841
Iyogin Holdings Inc., NVS	66,300	666,129
Izumi Co. Ltd.	7,600	181,081
J Front Retailing Co. Ltd.	67,200	814,012
J Trust Co. Ltd.(b)	22,100	60,687
JAC Recruitment Co. Ltd.	18,000	86,806
Jaccs Co. Ltd.	5,800	188,304
JAFCO Group Co. Ltd.	12,800	162,016
Japan Airlines Co. Ltd.	40,800	661,077
Japan Airport Terminal Co. Ltd.	17,600	642,475
Japan Aviation Electronics Industry Ltd.	14,200	237,969
Japan Elevator Service Holdings Co. Ltd.	20,900	385,675
Japan Excellent Inc.	366	291,148
Japan Exchange Group Inc.	139,500	3,275,238
Japan Hotel REIT Investment Corp.	1,350	689,607
Japan Lifeline Co. Ltd.	13,700	106,101
Japan Logistics Fund Inc.	263	449,938
Japan Material Co. Ltd.	20,000	265,348
Japan Metropolitan Fund Invest	2,001	1,249,420
Japan Petroleum Exploration Co. Ltd.	9,000	371,094
Japan Post Bank Co. Ltd.	412,300	4,290,463
Japan Post Holdings Co. Ltd.	590,600	6,254,725
Japan Post Insurance Co. Ltd.	54,200	1,115,844
Japan Prime Realty Investment Corp.	244	530,882
Japan Pulp & Paper Co. Ltd.	1,600	70,619
Japan Real Estate Investment Corp.	350	1,213,977
Japan Securities Finance Co. Ltd.	19,700	224,492
Japan Steel Works Ltd. (The)	19,300	548,801
Japan Tobacco Inc.	340,300	10,013,388
Japan Wool Textile Co. Ltd. (The)	14,400	127,849
JCR Pharmaceuticals Co. Ltd.	19,900	77,647
JCU Corp.	4,400	109,731
Jeol Ltd.	12,100	487,174
JFE Holdings Inc.	166,100	2,433,092
JGC Holdings Corp.	63,600	540,136
JINS Holdings Inc.	4,400	135,062
JMDC Inc.	6,000	133,167
J-Oil Mills Inc.	3,600	50,217
Joshin Denki Co. Ltd.	3,300	62,065
Joyful Honda Co. Ltd.	13,000	189,240
JTEKT Corp.	63,200	454,293
JTOWER Inc.(a)(b)	1,900	20,710
Security	Shares	Value
Japan (continued)
Juroku Financial Group Inc.	7,400	$237,464
Justsystems Corp.	8,700	184,060
JVCKenwood Corp.	44,000	269,580
K&O Energy Group Inc.	3,500	79,624
Kadokawa Corp.	25,100	464,168
Kaga Electronics Co. Ltd.	5,100	185,035
Kagome Co. Ltd.	21,900	511,531
Kajima Corp.	120,800	2,334,281
Kakaku.com Inc.	36,000	503,262
Kaken Pharmaceutical Co. Ltd.	7,600	206,843
Kameda Seika Co. Ltd.	4,300	125,460
Kamigumi Co. Ltd.	22,500	513,131
Kanamoto Co. Ltd.	9,800	183,123
Kandenko Co. Ltd.	34,400	464,616
Kaneka Corp.	11,500	325,150
Kanematsu Corp.	20,600	348,905
Kansai Electric Power Co. Inc. (The)	201,400	3,447,121
Kansai Paint Co. Ltd.	46,700	766,972
Kao Corp.	133,300	5,837,163
Kappa Create Co. Ltd.	4,500	56,644
Kasumigaseki Capital Co. Ltd.(b)	2,200	190,051
Katakura Industries Co. Ltd.	2,700	37,652
Katitas Co. Ltd.	12,400	155,440
Kato Sangyo Co. Ltd.	5,600	159,438
Kawasaki Heavy Industries Ltd.	41,600	1,526,371
Kawasaki Kisen Kaisha Ltd.	111,600	1,714,751
KDDI Corp.	426,300	12,827,369
KDX Realty Investment Corp.	1,206	1,243,356
KeePer Technical Laboratory Co. Ltd.	3,600	87,143
Keihan Holdings Co. Ltd.	29,200	595,212
Keihanshin Building Co. Ltd.	4,300	46,889
Keikyu Corp.	63,600	502,867
Keio Corp.	28,800	721,121
Keisei Electric Railway Co. Ltd.	36,400	1,088,690
Keiyo Bank Ltd. (The)	28,400	159,823
Kewpie Corp.	29,200	750,052
Keyence Corp.	55,400	24,224,211
KH Neochem Co. Ltd.	9,100	135,731
Kikkoman Corp.	195,400	2,445,225
Kinden Corp.	32,700	689,907
Kintetsu Group Holdings Co. Ltd.	52,700	1,220,542
Kirin Holdings Co. Ltd.	225,700	3,190,850
Kisoji Co. Ltd.	8,600	151,722
Kissei Pharmaceutical Co. Ltd.	6,900	160,440
Ki-Star Real Estate Co. Ltd.	1,400	32,360
Kitz Corp.	12,300	90,646
Kiyo Bank Ltd. (The)	13,200	172,650
Koa Corp.	6,300	55,713
Kobayashi Pharmaceutical Co. Ltd.	12,200	490,753
Kobe Bussan Co. Ltd.	41,200	1,106,173
Kobe Steel Ltd.	108,200	1,350,589
Koei Tecmo Holdings Co. Ltd.	34,872	340,802
Kohnan Shoji Co. Ltd.	5,300	142,912
Koito Manufacturing Co. Ltd.	57,400	848,734
Kokuyo Co. Ltd.	22,600	379,226
Komatsu Ltd.	262,700	7,467,924
KOMEDA Holdings Co. Ltd.	11,200	200,789
Komeri Co. Ltd.	8,400	205,658
Konami Group Corp.	29,100	2,189,472
Konica Minolta Inc.	142,200	416,909
Konishi Co. Ltd.	18,800	149,777
Konoike Transport Co. Ltd.	5,500	87,980
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kosaido Holdings Co. Ltd.	21,100	$75,787
Kose Corp.	9,300	621,484
Koshidaka Holdings Co. Ltd.	18,500	124,528
Kotobuki Spirits Co. Ltd.	25,600	328,757
Krosaki Harima Corp.	4,800	84,519
K's Holdings Corp.	39,200	423,096
Kubota Corp.	285,400	4,103,170
Kumagai Gumi Co. Ltd.	8,200	196,533
Kumiai Chemical Industry Co. Ltd.	26,900	141,511
Kura Sushi Inc.	4,700	121,719
Kuraray Co. Ltd.	83,700	1,023,570
Kureha Corp.	11,400	226,442
Kurita Water Industries Ltd.	29,400	1,254,756
Kusuri no Aoki Holdings Co. Ltd.(b)	13,800	287,502
KYB Corp.	4,800	166,750
Kyocera Corp.	364,500	4,590,863
Kyoei Steel Ltd.	4,800	63,885
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,000	178,397
Kyorin Pharmaceutical Co. Ltd.	10,900	124,575
Kyoritsu Maintenance Co. Ltd.	18,600	361,100
Kyoto Financial Group Inc.	66,000	1,232,708
Kyowa Kirin Co. Ltd.	74,900	1,579,836
Kyudenko Corp.	12,100	557,338
Kyushu Electric Power Co. Inc.	114,600	1,209,668
Kyushu Financial Group Inc.	99,900	615,343
Kyushu Railway Co.	38,700	1,032,987
LaSalle Logiport REIT	522	515,022
Lasertec Corp.	23,200	4,116,449
Leopalace21 Corp.	40,700	149,514
Life Corp.	7,700	187,501
Lifenet Insurance Co.(a)(b)	19,300	219,097
Lintec Corp.	11,400	256,318
Lion Corp.	72,900	630,858
LITALICO Inc.	3,900	32,021
Lixil Corp.	78,700	911,044
LY Corp.	771,200	1,929,477
M&A Capital Partners Co. Ltd.	5,300	75,068
M&A Research Institute Holdings Inc., NVS(a)	8,200	165,174
M3 Inc.	127,000	1,185,832
Mabuchi Motor Co. Ltd.	28,600	439,649
Macnica Holdings Inc.	12,800	516,583
Maeda Kosen Co. Ltd.	11,400	124,810
Makino Milling Machine Co. Ltd.	6,500	291,630
Makita Corp.	63,600	2,096,410
Mandom Corp.	12,200	103,381
Mani Inc.	21,700	305,220
Marubeni Corp.	406,700	7,653,997
Maruha Nichiro Corp.	9,500	212,442
Marui Group Co. Ltd.	44,700	724,222
Maruichi Steel Tube Ltd.	18,300	445,956
Maruwa Co. Ltd./Aichi	2,400	642,996
Maruzen Showa Unyu Co. Ltd.	4,300	154,675
Matsuda Sangyo Co. Ltd.	3,600	71,169
Matsui Securities Co. Ltd.	32,800	183,857
MatsukiyoCocokara & Co.	99,290	1,619,211
Matsuyafoods Holdings Co. Ltd.	1,700	66,725
Max Co. Ltd.	5,800	145,114
Maxell Ltd.	10,400	119,338
Maxvalu Tokai Co. Ltd.	2,400	50,733
Mazda Motor Corp.	159,700	1,377,479
McDonald's Holdings Co. Japan Ltd.	24,700	1,023,300
MCJ Co. Ltd.	16,800	152,843
Security	Shares	Value
Japan (continued)
Mebuki Financial Group Inc.	269,390	$1,121,323
Medipal Holdings Corp.	53,500	965,689
Medley Inc.(a)	5,300	144,728
Megachips Corp.	4,600	128,922
Megmilk Snow Brand Co. Ltd.	11,900	226,343
Meidensha Corp.	9,900	226,066
MEIJI Holdings Co. Ltd.	66,600	1,681,941
Meiko Electronics Co. Ltd.	5,200	208,453
MEITEC Group Holdings Inc.	20,500	462,891
Menicon Co. Ltd.	19,600	183,297
Mercari Inc.(a)	30,800	461,759
METAWATER Co. Ltd.	8,600	106,802
Micronics Japan Co. Ltd.(b)	7,800	309,942
Mie Kotsu Group Holdings Inc.	25,700	94,575
Milbon Co. Ltd.	6,400	142,348
Mimasu Semiconductor Industry Co. Ltd.(b)	2,700	66,502
Minebea Mitsumi Inc.	105,200	2,530,514
Mirai Corp.	583	173,834
Mirai Industry Co. Ltd.	3,200	77,104
Mirait One Corp.	22,900	325,442
MISUMI Group Inc.	83,900	1,543,981
Mitani Sekisan Co. Ltd.	2,800	104,854
Mitsubishi Chemical Group Corp.	391,100	2,309,932
Mitsubishi Corp.	948,900	19,596,734
Mitsubishi Electric Corp.	550,300	9,168,970
Mitsubishi Estate Co. Ltd.	317,800	5,416,560
Mitsubishi Estate Logistics REIT Investment Corp.	148	373,088
Mitsubishi Gas Chemical Co. Inc.	44,300	837,492
Mitsubishi HC Capital Inc.	232,500	1,672,702
Mitsubishi Heavy Industries Ltd.	912,600	10,938,492
Mitsubishi Logisnext Co. Ltd.	8,400	73,759
Mitsubishi Logistics Corp.	13,900	486,205
Mitsubishi Materials Corp.	35,700	668,889
Mitsubishi Motors Corp.	181,600	517,685
Mitsubishi Pencil Co. Ltd.	10,400	161,375
Mitsubishi Research Institute Inc.	1,600	50,443
Mitsubishi Shokuhin Co. Ltd.	5,400	190,540
Mitsubishi UFJ Financial Group Inc.	3,154,800	36,439,046
Mitsuboshi Belting Ltd.	7,400	217,087
Mitsui & Co. Ltd.	730,900	16,959,720
Mitsui Chemicals Inc.	49,300	1,425,362
Mitsui DM Sugar Holdings Co. Ltd.	3,200	70,311
Mitsui E&S Co. Ltd.	26,700	232,444
Mitsui Fudosan Co. Ltd.	760,600	7,879,709
Mitsui Fudosan Logistics Park Inc.	172	484,644
Mitsui High-Tec Inc.	31,000	241,830
Mitsui Mining & Smelting Co. Ltd.	16,500	550,085
Mitsui OSK Lines Ltd.	97,100	3,084,202
Mitsui-Soko Holdings Co. Ltd.	6,100	194,437
Mitsuuroko Group Holdings Co. Ltd.	7,600	85,285
Miura Co. Ltd.	25,100	582,990
Mixi Inc.	11,500	228,236
Mizuho Financial Group Inc.	684,920	15,657,370
Mizuho Leasing Co. Ltd.	33,500	252,784
Mizuno Corp.	5,200	262,719
Mochida Pharmaceutical Co. Ltd.	5,000	117,441
Modec Inc.(b)	12,200	227,579
Monex Group Inc.	48,800	237,242
Money Forward Inc.(a)	11,800	394,308
Monogatari Corp. (The)	8,100	183,832
MonotaRO Co. Ltd.(b)	70,300	993,782
Mori Hills REIT Investment Corp.	422	362,669

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mori Trust REIT Inc.	682	$316,947
Morinaga & Co. Ltd./Japan	20,400	391,520
Morinaga Milk Industry Co. Ltd.	19,800	475,167
Morita Holdings Corp.	5,100	65,722
MOS Food Services Inc.	6,300	148,548
MS&AD Insurance Group Holdings Inc.	363,900	8,578,774
Murata Manufacturing Co. Ltd.	491,100	10,925,980
Musashi Seimitsu Industry Co. Ltd.	11,800	164,866
Musashino Bank Ltd. (The)	5,800	124,866
Nabtesco Corp.	31,800	629,541
Nachi-Fujikoshi Corp.	2,200	48,616
Nafco Co. Ltd.	3,900	77,877
Nagaileben Co. Ltd.(b)	7,700	138,191
Nagase & Co. Ltd.	24,100	529,448
Nagawa Co. Ltd.	2,500	128,015
Nagoya Railroad Co. Ltd.	51,900	631,616
Nakanishi Inc.	20,900	361,043
Namura Shipbuilding Co. Ltd.	14,200	184,155
Nankai Electric Railway Co. Ltd.	29,900	529,158
Nanto Bank Ltd. (The)	8,500	198,348
NEC Corp.	70,000	6,058,824
NEC Networks & System Integration Corp.	19,700	362,825
NET One Systems Co. Ltd.	23,800	480,909
Nexon Co. Ltd.	95,100	2,048,331
Nextage Co. Ltd.	12,300	167,464
NGK Insulators Ltd.	65,400	883,882
NH Foods Ltd.	25,900	855,506
NHK Spring Co. Ltd.	56,900	625,768
Nichias Corp.	15,200	473,463
Nichicon Corp.	10,700	78,355
Nichiden Corp.	2,900	66,894
Nichiha Corp.	4,900	122,520
Nichirei Corp.	31,800	838,495
Nidec Corp.	118,400	5,208,495
Nifco Inc./Japan	23,600	598,382
Nihon Kohden Corp.	46,000	708,833
Nihon M&A Center Holdings Inc.	92,500	436,571
Nihon Parkerizing Co. Ltd.	27,000	222,940
Nikkiso Co. Ltd.	12,100	95,725
Nikkon Holdings Co. Ltd.	13,800	348,063
Nikon Corp.	84,700	972,833
Nintendo Co. Ltd.	296,300	16,373,061
Nippn Corp., New	11,000	172,917
Nippon Accommodations Fund Inc.	136	581,943
Nippon Building Fund Inc.	428	1,651,759
Nippon Carbon Co. Ltd.	1,700	56,192
Nippon Ceramic Co. Ltd.	6,300	104,249
Nippon Densetsu Kogyo Co. Ltd.	10,100	135,848
Nippon Electric Glass Co. Ltd.	23,000	548,824
Nippon Express Holdings Inc.	21,600	1,068,787
Nippon Gas Co. Ltd.	31,000	483,226
Nippon Kanzai Holdings Co. Ltd.	7,200	132,120
Nippon Kayaku Co. Ltd.	39,100	326,978
Nippon Light Metal Holdings Co. Ltd.	19,010	223,425
Nippon Paint Holdings Co. Ltd.	276,500	1,765,030
Nippon Paper Industries Co. Ltd.	32,100	207,867
Nippon Parking Development Co. Ltd.	58,800	80,862
Nippon Prologis REIT Inc.	628	1,037,580
Nippon REIT Investment Corp.	109	239,539
Nippon Road Co. Ltd. (The)	5,000	56,018
Nippon Sanso Holdings Corp.	48,800	1,594,869
Nippon Seiki Co. Ltd.	18,000	164,435
Security	Shares	Value
Japan (continued)
Nippon Shinyaku Co. Ltd.	17,000	$388,714
Nippon Shokubai Co. Ltd.	31,800	344,812
Nippon Signal Company Ltd.	6,200	43,129
Nippon Soda Co. Ltd.	6,600	237,305
Nippon Steel Corp.	243,028	5,276,720
Nippon Telegraph & Telephone Corp.	8,466,100	9,022,435
Nippon Television Holdings Inc.	13,300	213,014
Nippon Yusen KK	131,500	4,237,440
Nipro Corp.	38,900	339,688
Nishimatsu Construction Co. Ltd.	10,100	329,194
Nishimatsuya Chain Co. Ltd.	12,400	188,874
Nishi-Nippon Financial Holdings Inc.	32,500	442,510
Nishi-Nippon Railroad Co. Ltd.	14,600	242,426
Nishio Holdings Co. Ltd.	5,900	160,302
Nissan Chemical Corp.	35,400	1,142,214
Nissan Motor Co. Ltd.	668,900	2,123,172
Nissan Shatai Co. Ltd.	24,500	152,922
Nissha Co. Ltd.	9,100	111,033
Nisshin Oillio Group Ltd. (The)	8,100	279,520
Nisshin Seifun Group Inc.	58,400	722,667
Nisshinbo Holdings Inc.	34,000	249,150
Nissin Foods Holdings Co. Ltd.	57,800	1,718,555
Nissui Corp.	75,500	453,182
Niterra Co. Ltd.	43,500	1,288,392
Nitori Holdings Co. Ltd.	22,900	2,800,566
Nitta Corp.	5,800	157,675
Nittetsu Mining Co. Ltd.	2,400	76,111
Nitto Boseki Co. Ltd.	7,400	280,057
Nitto Denko Corp.	40,700	3,534,122
Nitto Kogyo Corp.	6,000	136,418
Noevir Holdings Co. Ltd.	3,900	150,790
NOF Corp.	58,300	835,467
Nohmi Bosai Ltd.	8,100	133,790
Nojima Corp.	21,200	233,132
NOK Corp.	22,600	330,342
Nomura Co. Ltd.	26,000	150,995
Nomura Holdings Inc.	859,600	5,299,956
Nomura Micro Science Co. Ltd.	7,200	171,444
Nomura Real Estate Holdings Inc.	32,200	900,141
Nomura Real Estate Master Fund Inc.	1,193	1,170,392
Nomura Research Institute Ltd.	107,210	3,309,754
Noritake Co. Ltd./Nagoya Japan	6,200	164,650
Noritsu Koki Co. Ltd.	5,600	151,444
Noritz Corp.	8,300	103,904
North Pacific Bank Ltd.	65,400	221,762
NS Solutions Corp.	19,800	454,064
NS United Kaiun Kaisha Ltd.	3,600	116,360
NSD Co. Ltd.	14,800	304,665
NSK Ltd.	99,500	521,669
NTN Corp.	135,000	273,097
NTT Data Group Corp.	180,600	2,812,740
NTT UD REIT Investment Corp.	462	357,898
Nxera Pharma Co. Ltd.(a)	23,300	260,714
Obara Group Inc.	1,900	50,550
Obayashi Corp.	184,800	2,426,299
OBIC Business Consultants Co. Ltd.	8,600	363,976
Obic Co. Ltd.	18,900	2,881,930
Odakyu Electric Railway Co. Ltd.	89,400	904,475
Ogaki Kyoritsu Bank Ltd. (The)	10,800	167,083
Ohsho Food Service Corp.	2,900	177,384
Oiles Corp.	3,800	59,492
Oji Holdings Corp.	239,200	1,018,743
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Okamoto Industries Inc.	1,600	$54,952
Okamura Corp.	14,200	208,915
Okasan Securities Group Inc.	41,800	202,386
Oki Electric Industry Co. Ltd.	20,100	136,408
Okinawa Cellular Telephone Co.	7,000	188,227
Okinawa Electric Power Co. Inc. (The)	12,000	88,606
Okinawa Financial Group Inc.	3,100	59,665
OKUMA Corp.	6,600	329,670
Okumura Corp.	9,000	307,300
Olympus Corp.	330,500	5,705,779
Omron Corp.	51,000	1,891,786
One REIT Inc.	78	134,586
Ono Pharmaceutical Co. Ltd.	107,500	1,585,875
Onward Holdings Co. Ltd.	29,300	108,759
Open House Group Co. Ltd.	22,800	807,548
Open Up Group Inc.	18,300	264,674
Optex Group Co. Ltd.	9,900	112,866
Optorun Co. Ltd.	6,100	79,663
Oracle Corp./Japan	10,800	881,595
Organo Corp.	6,500	294,808
Orient Corp.	11,950	83,796
Oriental Land Co. Ltd./Japan	308,400	8,829,339
ORIX Corp.	326,700	7,902,755
Orix JREIT Inc.	712	741,271
Osaka Gas Co. Ltd.	103,600	2,344,897
Osaka Organic Chemical Industry Ltd.	5,000	115,703
Osaka Soda Co. Ltd.	4,100	269,001
Osaka Steel Co. Ltd.	5,400	91,641
OSAKA Titanium Technologies Co. Ltd.(b)	8,800	144,150
OSG Corp.	24,100	332,496
Otsuka Corp.	63,600	1,409,871
Otsuka Holdings Co. Ltd.	118,300	6,029,550
Pacific Industrial Co. Ltd.	12,200	126,745
PAL GROUP Holdings Co. Ltd.	12,200	167,443
PALTAC Corp.	9,100	279,155
Pan Pacific International Holdings Corp.	108,200	2,822,852
Panasonic Holdings Corp.	660,100	5,406,997
Paramount Bed Holdings Co. Ltd.	9,100	153,225
Park24 Co. Ltd.(a)	37,300	399,057
Pasona Group Inc.	7,200	113,418
Penta-Ocean Construction Co. Ltd.	74,200	329,408
PeptiDream Inc.(a)	26,900	495,710
Persol Holdings Co. Ltd.	519,900	891,683
PHC Holdings Corp.(b)	3,900	29,258
Pigeon Corp.	31,800	323,564
PILLAR Corp./Japan	4,200	142,413
Pilot Corp.	6,900	207,261
Piolax Inc.	8,300	135,983
PKSHA Technology Inc.(a)(b)	5,600	122,552
Plus Alpha Consulting Co. Ltd.	8,700	111,499
Pola Orbis Holdings Inc.	28,800	271,610
Pressance Corp.	9,800	132,505
Prestige International Inc.	29,200	138,632
Prima Meat Packers Ltd.	3,900	65,201
Raito Kogyo Co. Ltd.	12,100	175,558
Raiznext Corp.	8,600	105,668
Rakus Co. Ltd.(b)	26,000	364,271
Rakuten Bank Ltd., NVS(a)	27,400	610,604
Rakuten Group Inc.(a)	434,100	2,546,723
Raysum Co. Ltd.	3,500	79,029
Recruit Holdings Co. Ltd.	422,100	24,204,603
Relo Group Inc.	31,100	371,663
Security	Shares	Value
Japan (continued)
Renesas Electronics Corp.	423,300	$7,290,865
Rengo Co. Ltd.	56,500	394,063
RENOVA Inc.(a)(b)	11,500	70,489
Resona Holdings Inc.	596,500	4,277,463
Resonac Holdings Corp.	49,300	1,223,907
Resorttrust Inc.	23,500	396,675
Restar Corp.	3,500	69,004
Retail Partners Co. Ltd.	4,300	48,214
Ricoh Co. Ltd.	157,200	1,463,423
Ricoh Leasing Co. Ltd.	4,700	171,093
Riken Keiki Co. Ltd.	8,600	252,492
Riken Vitamin Co. Ltd.	3,700	69,735
Ringer Hut Co. Ltd.(b)	7,000	105,910
Rinnai Corp.	26,500	651,583
Riso Kagaku Corp.	6,500	145,999
Rohm Co. Ltd.	96,100	1,310,250
Rohto Pharmaceutical Co. Ltd.	53,500	1,256,657
Roland Corp.	2,600	67,385
Rorze Corp.	3,100	504,174
Round One Corp.	58,100	345,929
Royal Holdings Co. Ltd.	11,200	189,404
RS Technologies Co. Ltd.	3,500	75,530
Ryobi Ltd.	5,800	79,533
Ryohin Keikaku Co. Ltd.	71,600	1,350,216
Ryoyo Ryosan Holdings Inc.	7,596	145,565
S Foods Inc.	5,800	115,093
Saibu Gas Holdings Co. Ltd.	7,400	94,757
Saizeriya Co. Ltd.	9,600	369,920
Sakai Moving Service Co. Ltd.	6,800	120,530
Sakata INX Corp.	14,000	164,502
Sakata Seed Corp.	9,700	223,659
Sakura Internet Inc.	5,500	111,572
SAMTY HOLDINGS Co. Ltd. /Japan	9,400	171,772
Samty Residential Investment Corp.	52	35,515
San-A Co. Ltd.	5,000	170,616
San-Ai Obbli Co. Ltd.	11,900	163,130
Sangetsu Corp.	11,600	230,788
San-In Godo Bank Ltd. (The)	42,000	399,392
Sanken Electric Co. Ltd.	5,700	278,154
Sanki Engineering Co. Ltd.	12,000	187,625
Sankyo Co. Ltd.	50,600	561,861
Sankyu Inc.	12,800	437,220
Sanrio Co. Ltd.	41,300	876,853
Sansan Inc.(a)	23,900	359,916
Santen Pharmaceutical Co. Ltd.	95,000	1,140,112
Sanwa Holdings Corp.	52,700	1,128,846
Sanyo Chemical Industries Ltd.	3,700	101,415
Sanyo Denki Co. Ltd.	1,800	87,203
Sanyo Special Steel Co. Ltd.	3,600	51,020
Sapporo Holdings Ltd.	18,400	790,557
Sato Holdings Corp.	8,800	126,806
Sawai Group Holdings Co. Ltd.	11,100	487,285
SBI Holdings Inc.	77,200	2,006,709
SBI Sumishin Net Bank Ltd., NVS	13,800	263,712
SBS Holdings Inc.	5,400	99,267
SCREEN Holdings Co. Ltd.	23,500	1,991,383
SCSK Corp.	43,400	854,455
Secom Co. Ltd.	58,900	3,760,927
Sega Sammy Holdings Inc.	42,500	688,240
Seibu Holdings Inc.	63,900	1,199,524
Seiko Epson Corp.	81,400	1,409,068
Seiko Group Corp.	6,500	194,281

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Seino Holdings Co. Ltd.	29,200	$457,003
Seiren Co. Ltd.	13,700	215,590
Sekisui Chemical Co. Ltd.	110,600	1,668,732
Sekisui House Ltd.	169,700	4,252,058
Sekisui House REIT Inc.	1,190	628,813
Sekisui Jushi Corp.	7,900	133,105
Senko Group Holdings Co. Ltd.	28,200	215,505
Senshu Electric Co. Ltd.	3,200	108,321
Senshu Ikeda Holdings Inc.	64,400	165,243
Septeni Holdings Co. Ltd.(b)	28,300	71,674
Seria Co. Ltd.	15,200	355,485
Seven & i Holdings Co. Ltd.	633,900	7,590,796
Seven Bank Ltd.	168,200	315,551
SG Holdings Co. Ltd.	94,100	956,870
Sharp Corp./Japan(a)	73,800	429,794
Shibaura Machine Co. Ltd.	6,500	159,747
Shibaura Mechatronics Corp.	2,700	142,261
Shibuya Corp.	5,800	141,285
SHIFT Inc.(a)(b)	3,300	253,497
Shiga Bank Ltd. (The)	9,100	244,404
Shikoku Electric Power Co. Inc.	49,800	434,327
Shikoku Kasei Holdings Corp.	5,100	77,966
Shimadzu Corp.	67,300	1,984,965
Shimamura Co. Ltd.	12,600	617,538
Shimano Inc.	22,000	3,902,888
Shimizu Corp.	149,300	938,342
Shin Nippon Air Technologies Co. Ltd.	3,100	92,653
Shin Nippon Biomedical Laboratories Ltd.(b)	5,600	46,812
Shinagawa Refractories Co. Ltd.	7,600	92,967
Shin-Etsu Chemical Co. Ltd.	512,700	22,779,606
Shin-Etsu Polymer Co. Ltd.	12,900	138,468
Shinko Electric Industries Co. Ltd.	20,000	760,690
Shinmaywa Industries Ltd.	13,600	133,784
Shinnihon Corp.	7,200	80,188
Shionogi & Co. Ltd.	71,700	3,154,016
Ship Healthcare Holdings Inc.	22,700	346,507
Shiseido Co. Ltd.	113,400	3,543,913
Shizuoka Financial Group Inc., NVS	125,000	1,248,536
Shizuoka Gas Co. Ltd.	4,800	30,516
SHO-BOND Holdings Co. Ltd.	11,400	439,043
Shochiku Co. Ltd.(b)	2,200	140,948
Shoei Co. Ltd.	10,600	140,487
Shoei Foods Corp.	1,700	57,601
Showa Sangyo Co. Ltd.	6,200	135,334
Siix Corp.	4,900	40,829
Simplex Holdings Inc.	10,000	144,172
Sinfonia Technology Co. Ltd.	5,400	114,799
Sinko Industries Ltd.	4,900	132,395
SKY Perfect JSAT Holdings Inc.	41,500	244,172
Skylark Holdings Co. Ltd.	64,000	877,006
SMC Corp.	16,800	8,174,295
SMS Co. Ltd.	22,000	320,665
Socionext Inc.	51,200	1,033,914
SoftBank Corp.	807,500	10,533,636
SoftBank Group Corp.	292,800	17,893,715
Sohgo Security Services Co. Ltd.	108,400	693,360
Sojitz Corp.	63,620	1,504,808
Sompo Holdings Inc.	254,400	5,800,807
Sony Group Corp.	354,500	31,486,192
SOSiLA Logistics REIT Inc.	217	167,869
Sotetsu Holdings Inc.	22,400	367,411
Sparx Group Co. Ltd.	4,200	45,956
Security	Shares	Value
Japan (continued)
Square Enix Holdings Co. Ltd.	22,600	$763,245
SRE Holdings Corp.(a)	2,100	67,658
Stanley Electric Co. Ltd.	34,000	667,553
Star Asia Investment Corp.	587	221,605
Star Micronics Co. Ltd.	11,500	161,385
Starts Corp. Inc.	7,200	166,079
Starts Proceed Investment Corp.	73	94,780
Strike Co. Ltd.	3,500	94,529
Subaru Corp.	170,200	3,272,350
Sugi Holdings Co. Ltd.	28,400	490,723
SUMCO Corp.	101,800	1,673,632
Sumitomo Bakelite Co. Ltd.	18,800	529,256
Sumitomo Chemical Co. Ltd.	431,000	1,104,848
Sumitomo Corp.	295,000	7,330,025
Sumitomo Densetsu Co. Ltd.	2,900	79,694
Sumitomo Electric Industries Ltd.	205,000	3,101,048
Sumitomo Forestry Co. Ltd.	43,100	1,837,911
Sumitomo Heavy Industries Ltd.	31,800	853,998
Sumitomo Metal Mining Co. Ltd.	69,600	2,122,387
Sumitomo Mitsui Construction Co. Ltd.	37,200	98,441
Sumitomo Mitsui Financial Group Inc.	355,800	25,693,357
Sumitomo Mitsui Trust Holdings Inc.	187,900	4,749,517
Sumitomo Osaka Cement Co. Ltd.	7,500	211,180
Sumitomo Pharma Co. Ltd.(a)	56,900	157,749
Sumitomo Realty & Development Co. Ltd.	81,100	2,680,576
Sumitomo Riko Co. Ltd.	12,000	121,118
Sumitomo Rubber Industries Ltd.	51,500	536,606
Sumitomo Warehouse Co. Ltd. (The)	11,100	208,736
Sun Frontier Fudousan Co. Ltd.	6,000	81,637
Sundrug Co. Ltd.	22,100	613,725
Suntory Beverage & Food Ltd.	38,600	1,386,363
SUNWELS Co. Ltd.	3,000	50,878
Suruga Bank Ltd.	39,900	316,635
Suzuken Co. Ltd.	18,600	677,855
Suzuki Motor Corp.	450,000	5,171,482
SWCC Corp.	7,400	219,593
Sysmex Corp.	142,500	2,332,905
Systena Corp.	75,900	170,835
T Hasegawa Co. Ltd.	8,700	186,802
T&D Holdings Inc.	138,000	2,586,912
Tadano Ltd.	29,900	222,325
Taihei Dengyo Kaisha Ltd.	3,600	127,045
Taiheiyo Cement Corp.	30,100	822,123
Taikisha Ltd.	6,700	230,957
Taisei Corp.	47,100	2,000,401
Taiyo Holdings Co. Ltd.	9,700	231,820
Taiyo Yuden Co. Ltd.	35,800	1,075,794
Takamatsu Construction Group Co. Ltd.	2,900	60,546
Takara Bio Inc.	10,500	80,595
Takara Holdings Inc.(b)	35,900	272,368
Takara Leben Real Estate Investment Corp.	207	137,981
Takara Standard Co. Ltd.	10,100	116,546
Takasago International Corp.	2,300	59,531
Takasago Thermal Engineering Co. Ltd.	11,000	433,212
Takashimaya Co. Ltd.	39,100	724,055
Takeda Pharmaceutical Co. Ltd.	450,600	12,650,264
Takeuchi Manufacturing Co. Ltd.	9,500	303,881
Takuma Co. Ltd.	21,300	247,293
Tama Home Co. Ltd.	5,200	155,560
Tamron Co. Ltd.	9,000	254,558
TBS Holdings Inc.	9,500	268,301
TDK Corp.	110,600	7,715,710
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
TechMatrix Corp.	12,600	$176,129
TechnoPro Holdings Inc.	31,400	603,790
Teijin Ltd.	53,100	510,983
Terumo Corp.	379,600	6,805,602
T-Gaia Corp.	3,100	80,285
THK Co. Ltd.	31,600	596,606
TIS Inc.	59,800	1,281,002
TKC Corp.	7,400	175,266
TKP Corp.(a)(b)	3,500	42,137
Toa Corp./Tokyo	19,400	130,791
Toagosei Co. Ltd.	23,800	254,966
Tobu Railway Co. Ltd.	53,600	941,535
Tocalo Co. Ltd.	13,500	176,419
Toda Corp.	63,600	459,652
Toei Animation Co. Ltd.	18,600	288,454
Toei Co. Ltd.	8,000	206,108
Toenec Corp.	1,800	59,816
Toho Bank Ltd. (The)	57,900	121,507
Toho Co. Ltd./Tokyo	32,000	1,149,191
Toho Gas Co. Ltd.	22,500	694,942
Toho Holdings Co. Ltd.	13,100	380,928
Toho Titanium Co. Ltd.(b)	6,900	63,089
Tohoku Electric Power Co. Inc.	133,200	1,132,555
Tokai Carbon Co. Ltd.	60,000	384,510
Tokai Corp./Gifu	3,000	44,770
TOKAI Holdings Corp.	30,600	205,575
Tokai Rika Co. Ltd.	13,400	181,844
Tokai Tokyo Financial Holdings Inc.	55,800	218,070
Token Corp.	1,000	79,010
Tokio Marine Holdings Inc.	535,200	20,997,558
Tokuyama Corp.	19,700	386,188
Tokyo Century Corp.	42,000	447,391
Tokyo Electric Power Co. Holdings Inc.(a)	437,800	2,192,835
Tokyo Electron Device Ltd.	6,300	163,730
Tokyo Electron Ltd.	134,200	28,080,994
Tokyo Gas Co. Ltd.	102,600	2,247,928
Tokyo Kiraboshi Financial Group Inc.	6,300	189,873
Tokyo Ohka Kogyo Co. Ltd.	28,300	728,437
Tokyo Seimitsu Co. Ltd.	11,600	799,604
Tokyo Steel Manufacturing Co. Ltd.	12,300	156,482
Tokyo Tatemono Co. Ltd.	52,400	914,097
Tokyotokeiba Co. Ltd.	4,200	117,723
Tokyu Construction Co. Ltd.	14,700	77,298
Tokyu Corp.	141,500	1,714,326
Tokyu Fudosan Holdings Corp.	163,500	1,180,516
Tokyu REIT Inc.	275	278,066
TOMONY Holdings Inc.	35,800	102,331
Tomy Co. Ltd.	23,500	533,225
Topcon Corp.	30,400	314,430
Toppan Holdings Inc.	64,900	1,835,771
Topre Corp.	10,400	142,706
Toray Industries Inc.	394,000	2,048,427
Toridoll Holdings Corp.(b)	12,900	337,370
Torii Pharmaceutical Co. Ltd.	4,900	122,187
Tosei Corp.	6,100	101,806
Toshiba TEC Corp.	9,300	208,461
Tosoh Corp.	74,098	1,007,979
Totech Corp.	6,400	109,058
Totetsu Kogyo Co. Ltd.	7,800	169,023
TOTO Ltd.	40,500	1,115,175
Towa Corp.(b)	5,500	316,807
Towa Pharmaceutical Co. Ltd.	5,900	120,714
Security	Shares	Value
Japan (continued)
Toyo Construction Co. Ltd.	12,200	$124,432
Toyo Gosei Co. Ltd.	800	49,703
Toyo Seikan Group Holdings Ltd.	36,600	628,433
Toyo Suisan Kaisha Ltd.	25,700	1,725,651
Toyo Tanso Co. Ltd.	4,200	170,641
Toyo Tire Corp.	32,100	523,739
Toyobo Co. Ltd.	27,100	186,064
Toyoda Gosei Co. Ltd.	20,500	374,303
Toyota Boshoku Corp.	25,600	344,977
Toyota Industries Corp.	41,900	3,522,537
Toyota Motor Corp.	3,014,500	57,910,824
Toyota Tsusho Corp.	180,800	3,614,738
Trancom Co. Ltd.	2,200	97,732
Transcosmos Inc.	6,700	154,261
TRE Holdings Corp.	9,700	84,680
Trend Micro Inc./Japan	37,500	1,797,468
Tri Chemical Laboratories Inc.	8,500	209,736
Trusco Nakayama Corp.	12,800	207,204
TS Tech Co. Ltd.	21,300	282,457
Tsubakimoto Chain Co.	7,000	302,717
Tsuburaya Fields Holdings Inc.(b)	8,400	88,383
Tsugami Corp.	9,700	106,589
Tsumura & Co.	16,900	448,075
Tsuruha Holdings Inc.	10,200	631,930
Tsurumi Manufacturing Co. Ltd.	4,100	108,555
TV Asahi Holdings Corp.	3,300	45,991
UACJ Corp.	10,200	290,418
UBE Corp.	24,600	439,541
Ulvac Inc.	11,900	729,195
U-Next Holdings Co. Ltd.	5,500	189,413
Unicharm Corp.	114,400	3,832,468
Union Tool Co.	1,600	61,913
United Super Markets Holdings Inc.(b)	12,200	73,132
United Urban Investment Corp.	780	746,616
Universal Entertainment Corp.(b)	5,300	54,063
Ushio Inc.	20,200	289,659
USS Co. Ltd.	113,200	1,021,008
UT Group Co. Ltd.	6,300	136,467
Valor Holdings Co. Ltd.	11,000	187,092
Vector Inc.	5,400	35,576
Visional Inc.(a)	7,300	385,423
VT Holdings Co. Ltd.	29,400	102,209
Wacoal Holdings Corp.	10,700	311,820
Wacom Co. Ltd.	35,700	172,161
Wakita & Co. Ltd.	12,100	135,140
WealthNavi Inc.(a)(b)	12,700	115,947
Welcia Holdings Co. Ltd.	26,800	359,766
West Holdings Corp.	5,000	77,052
West Japan Railway Co.	127,000	2,500,253
WingArc1st Inc.	5,100	95,029
Workman Co. Ltd.(b)	5,100	145,783
Yakult Honsha Co. Ltd.	72,200	1,480,491
Yamabiko Corp.	11,200	158,680
Yamada Holdings Co. Ltd.	167,300	507,595
Yamaguchi Financial Group Inc.	53,000	658,839
Yamaha Corp.	36,800	874,703
Yamaha Motor Co. Ltd.	258,700	2,409,008
YA-MAN Ltd.(b)	4,500	25,173
Yamato Holdings Co. Ltd.	74,500	904,809
Yamato Kogyo Co. Ltd.	10,700	565,459
Yamazaki Baking Co. Ltd.	34,900	862,922
Yamazen Corp.	19,000	196,536

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Yaoko Co. Ltd.	5,200	$318,035
Yaskawa Electric Corp.	67,600	2,352,738
Yellow Hat Ltd.	10,200	178,563
Yodogawa Steel Works Ltd.	6,100	229,379
Yokogawa Bridge Holdings Corp.	7,500	135,725
Yokogawa Electric Corp.	63,900	1,617,452
Yokohama Rubber Co. Ltd. (The)	34,800	790,981
Yokorei Co. Ltd.	18,200	131,613
Yonex Co. Ltd.	20,900	305,265
Yoshinoya Holdings Co. Ltd.(b)	20,300	390,627
Yuasa Trading Co. Ltd.	5,300	197,732
Yurtec Corp.	9,900	99,633
Zenkoku Hosho Co. Ltd.	14,600	603,921
Zensho Holdings Co. Ltd.	28,400	1,155,988
Zeon Corp.	45,700	403,626
ZERIA Pharmaceutical Co. Ltd.	8,100	118,311
ZIGExN Co. Ltd.	19,200	74,261
Zojirushi Corp.	14,000	140,200
ZOZO Inc.	39,100	1,144,650
Zuken Inc.	4,800	117,627
		1,402,146,559
New Zealand — 0.7%
Air New Zealand Ltd.	489,304	168,901
Auckland International Airport Ltd.	379,751	1,690,546
Contact Energy Ltd.	222,488	1,125,517
EBOS Group Ltd.(b)	45,838	982,097
Fisher & Paykel Healthcare Corp. Ltd.	164,238	3,170,587
Fletcher Building Ltd.	213,736	396,879
Goodman Property Trust	311,660	383,025
Infratil Ltd.	263,354	1,691,857
Kiwi Property Group Ltd.	453,949	243,800
Mercury NZ Ltd.	202,553	829,380
Meridian Energy Ltd.	369,137	1,427,997
Ryman Healthcare Ltd.(a)	167,839	453,683
Spark New Zealand Ltd.	519,212	1,334,366
		13,898,635
Singapore — 4.1%
AEM Holdings Ltd.(a)	70,276	88,662
AIMS APAC REIT(b)	159,465	156,398
Best World International Ltd.(a)	37,300	70,040
CapitaLand Ascendas REIT	1,078,915	2,202,668
CapitaLand Ascott Trust(b)	761,166	513,924
CapitaLand China Trust(b)	371,735	192,013
Capitaland India Trust	273,980	223,779
CapitaLand Integrated Commercial Trust	1,484,496	2,318,837
CapitaLand Investment Ltd./Singapore(b)	722,800	1,465,501
CDL Hospitality Trusts(b)	288,655	208,847
City Developments Ltd.	142,200	566,902
ComfortDelGro Corp. Ltd.	603,300	632,932
Cromwell European Real Estate Investment Trust	106,200	160,909
DBS Group Holdings Ltd.(b)	566,340	15,519,648
Digital Core REIT Management Pte Ltd.(b)	244,900	139,710
ESR-LOGOS REIT	1,880,756	386,929
Far East Hospitality Trust	294,800	137,913
First Resources Ltd.	174,600	193,676
Frasers Centrepoint Trust	363,468	602,165
Frasers Hospitality Trust	327,000	102,746
Frasers Logistics & Commercial Trust(b)	819,683	609,294
Genting Singapore Ltd.	1,696,300	1,077,919
Golden Agri-Resources Ltd.(b)	1,921,600	395,332
Grab Holdings Ltd., Class A(a)	600,958	1,983,161
Security	Shares	Value
Singapore (continued)
Hong Fok Corp. Ltd.(b)	119,700	$72,535
Hutchison Port Holdings Trust, Class U	1,268,000	154,696
iFAST Corp. Ltd.(b)	41,000	230,071
Keppel DC REIT(b)	380,000	576,954
Keppel Infrastructure Trust(b)	1,092,549	393,233
Keppel Ltd.	410,200	2,041,510
Keppel REIT	648,020	424,773
Lendlease Global Commercial REIT	418,911	186,950
Mapletree Industrial Trust	590,420	1,024,444
Mapletree Logistics Trust(b)	999,887	969,405
Mapletree Pan Asia Commercial Trust	683,595	657,482
NetLink NBN Trust	802,400	510,242
Olam Group Ltd.	310,600	269,339
Oversea-Chinese Banking Corp. Ltd.	963,475	10,724,098
Paragon REIT	369,446	243,220
Parkway Life REIT	101,800	276,947
Raffles Medical Group Ltd.	251,800	177,072
Riverstone Holdings Ltd./Singapore	131,100	93,652
Sasseur Real Estate Investment Trust	174,800	87,790
SATS Ltd.	252,678	621,164
Sea Ltd., ADR(a)	103,427	6,795,152
Seatrium Ltd.(a)	674,595	849,476
Sembcorp Industries Ltd.	255,700	914,273
Sheng Siong Group Ltd.	226,800	261,215
SIA Engineering Co. Ltd.	106,300	182,200
Singapore Airlines Ltd.(b)	425,300	2,222,579
Singapore Exchange Ltd.	237,200	1,748,852
Singapore Post Ltd.	331,700	109,185
Singapore Technologies Engineering Ltd.	451,900	1,496,140
Singapore Telecommunications Ltd.	2,368,500	5,487,026
Starhill Global REIT	452,800	167,679
StarHub Ltd.	193,200	183,560
Suntec REIT(b)	577,100	510,684
Super Hi International Holding Ltd.(a)	40,000	63,565
UMS Holdings Ltd.(b)	165,300	138,933
United Overseas Bank Ltd.	360,000	8,729,525
UOL Group Ltd.	135,400	547,059
Venture Corp. Ltd.	76,500	866,008
Wilmar International Ltd.	528,300	1,259,749
Yangzijiang Financial Holding Ltd.	627,600	160,061
Yangzijiang Shipbuilding Holdings Ltd.	744,000	1,500,098
Yanlord Land Group Ltd.(a)(b)	178,000	59,924
		83,938,425
Total Long-Term Investments — 99.6% (Cost: $1,824,476,330)		2,025,050,949
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	21,465,261	21,473,847
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(e)(f)	150,000	150,000
Total Short-Term Securities — 1.1% (Cost: $21,623,371)		21,623,847
Total Investments — 100.7% (Cost: $1,846,099,701)		2,046,674,796
Liabilities in Excess of Other Assets — (0.7)%		(14,104,437)
Net Assets — 100.0%		$2,032,570,359
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Pacific ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,866,262	$13,607,115 (a)	$—	$880	$(410)	$21,473,847	21,465,261	$236,843 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	20,000 (a)	—	—	—	150,000	150,000	49,439	—
				$880	$(410)	$21,623,847		$286,282	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	28	09/12/24	$5,175	$(43,838)
SPI 200 Index	15	09/19/24	1,982	63,907
				$20,069
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$63,907	$—	$—	$—	$63,907
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$43,838	$—	$—	$—	$43,838

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Pacific ETF

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,540,138	$—	$—	$—	$1,540,138
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(254,214)	$—	$—	$—	$(254,214)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$10,510,001
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$25,700,567	$1,999,251,553	$98,829	$2,025,050,949
Short-Term Securities
Money Market Funds	21,623,847	—	—	21,623,847
	$47,324,414	$1,999,251,553	$98,829	$2,046,674,796
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$63,907	$—	$63,907
Liabilities
Equity Contracts	—	(43,838)	—	(43,838)
	$—	$20,069	$—	$20,069

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.9%
Abacus Group	888,849	$642,266
Abacus Storage King(a)	888,774	743,204
AGL Energy Ltd.	712,421	4,842,902
ALS Ltd.	638,826	6,467,621
Amotiv Ltd.	276,516	1,963,740
AMP Ltd.	3,056,125	2,374,129
Ampol Ltd.	310,139	6,793,580
Ansell Ltd.	155,301	2,780,492
ANZ Group Holdings Ltd.	3,611,661	68,711,992
APA Group	1,401,306	7,263,188
ARB Corp. Ltd.	126,203	3,487,171
Aristocrat Leisure Ltd.	724,092	25,787,885
ASX Ltd.	235,127	10,017,863
Atlas Arteria Ltd.	1,401,878	4,814,875
AUB Group Ltd.	114,363	2,416,568
Audinate Group Ltd.(b)	103,483	1,010,990
Aurizon Holdings Ltd.	2,003,638	4,885,413
Austal Ltd.	572,127	982,259
Bank of Queensland Ltd.	664,931	2,747,752
Bapcor Ltd.	513,301	1,725,947
Beach Energy Ltd.	2,325,156	2,259,311
Bega Cheese Ltd.	637,240	1,862,392
Bellevue Gold Ltd.(b)	1,763,658	1,592,285
Bendigo & Adelaide Bank Ltd.	620,731	5,081,639
BHP Group Ltd.	6,158,011	171,038,413
BlueScope Steel Ltd.	545,619	7,923,016
Boss Energy Ltd. (b)	719,658	1,727,878
Brambles Ltd.	1,702,075	17,352,097
Breville Group Ltd.	189,831	3,647,657
Brickworks Ltd.	125,434	2,368,398
BWP Trust	822,643	1,929,701
CAR Group Ltd.	471,349	10,779,994
Centuria Capital Group	1,206,458	1,346,264
Challenger Ltd.	685,890	3,161,226
Champion Iron Ltd.	508,842	2,090,969
Charter Hall Group	653,812	5,459,941
Charter Hall Long Wale REIT	1,007,765	2,357,243
Charter Hall Retail REIT	982,098	2,247,060
Cleanaway Waste Management Ltd.	2,569,103	4,749,128
Clinuvel Pharmaceuticals Ltd.(a)	65,960	645,836
Cochlear Ltd.	82,930	18,738,504
Codan Ltd./Australia	251,523	2,161,340
Coles Group Ltd.	1,613,028	19,117,073
Collins Foods Ltd.	164,945	991,239
Commonwealth Bank of Australia	2,024,973	182,470,527
Computershare Ltd.	651,386	11,748,401
Coronado Global Resources Inc.(c)	1,088,893	1,027,999
Corporate Travel Management Ltd.	197,652	1,746,893
Credit Corp. Group Ltd.	110,511	1,267,714
Cromwell Property Group	2,317,956	631,162
CSL Ltd.	584,030	118,536,523
De Grey Mining Ltd.(b)	3,376,974	2,707,753
Deep Yellow Ltd.(b)	1,387,441	1,176,098
Deterra Royalties Ltd.	1,005,203	2,628,082
Dexus	1,325,749	6,112,440
Domain Holdings Australia Ltd.	359,894	759,750
Domino's Pizza Enterprises Ltd.	78,375	1,685,702
Downer EDI Ltd.	736,105	2,402,663
Eagers Automotive Ltd.	254,717	1,775,789
Elders Ltd.	233,209	1,453,546
Security	Shares	Value
Australia (continued)
Emerald Resources NL(b)	762,880	$1,857,601
Endeavour Group Ltd./Australia	1,880,503	6,763,553
Evolution Mining Ltd.	2,247,115	5,822,216
Flight Centre Travel Group Ltd.	206,942	3,013,052
Fortescue Ltd.	2,086,843	25,966,229
G8 Education Ltd.	1,316,052	1,123,125
Genesis Minerals Ltd.(b)	1,687,761	2,327,803
Gold Road Resources Ltd.	1,915,052	2,141,289
Goodman Group	2,120,619	48,956,793
GPT Group (The)	2,343,057	7,136,995
GrainCorp Ltd., Class A	313,483	1,852,188
Growthpoint Properties Australia Ltd.	461,802	705,591
Harvey Norman Holdings Ltd.	1,027,963	3,228,439
Healius Ltd.(a)(b)	894,120	884,585
HUB24 Ltd.	122,372	3,985,532
IDP Education Ltd.	293,592	2,883,270
IGO Ltd.	848,756	3,108,237
Iluka Resources Ltd.	547,344	2,177,534
Incitec Pivot Ltd.	2,299,307	4,439,013
Inghams Group Ltd.	419,762	1,034,836
Insignia Financial Ltd.	986,294	1,786,949
Insurance Australia Group Ltd.	2,875,603	13,911,890
IPH Ltd.	309,023	1,240,311
IRESS Ltd.(b)	278,935	1,947,925
James Hardie Industries PLC(b)	563,209	20,232,508
JB Hi-Fi Ltd.	141,662	6,468,097
Johns Lyng Group Ltd.	297,039	1,160,471
Jumbo Interactive Ltd.	108,772	1,163,893
Lendlease Corp. Ltd.	740,551	3,056,886
Liontown Resources Ltd.(a)(b)	2,202,689	1,380,196
Lottery Corp. Ltd. (The)	2,673,581	8,712,029
Lovisa Holdings Ltd.	86,443	1,982,421
Lynas Rare Earths Ltd.(a)(b)	1,194,624	4,884,134
Macquarie Group Ltd.	439,808	60,528,867
Magellan Financial Group Ltd.	280,677	1,884,414
McMillan Shakespeare Ltd.	135,198	1,586,515
Medibank Pvt Ltd.	3,368,320	8,768,891
Megaport Ltd.(a)(b)	242,825	1,757,914
Metcash Ltd.	1,292,097	3,095,185
Mineral Resources Ltd.	215,802	7,717,677
Mirvac Group	4,884,660	6,877,637
Monadelphous Group Ltd.	124,071	1,055,022
Nanosonics Ltd.(a)(b)	318,474	658,793
National Australia Bank Ltd.	3,757,941	94,913,044
National Storage REIT	2,103,846	3,414,165
Netwealth Group Ltd.	175,986	2,735,307
Neuren Pharmaceuticals Ltd., NVS(b)	176,228	2,233,674
New Hope Corp. Ltd.	774,236	2,469,184
NEXTDC Ltd.(b)	801,949	8,831,247
nib holdings Ltd.	627,955	3,091,891
Nickel Industries Ltd.	3,151,997	1,766,681
Nine Entertainment Co. Holdings Ltd.	2,037,116	1,940,037
Northern Star Resources Ltd.	1,388,054	12,882,708
NRW Holdings Ltd.	682,885	1,495,608
Nufarm Ltd./Australia	489,567	1,492,557
oOh!media Ltd.	732,126	695,417
Orica Ltd.	526,555	6,195,910
Origin Energy Ltd.	2,078,048	14,258,466
Orora Ltd.	1,672,842	2,238,338
Paladin Energy Ltd.(a)(b)	413,468	3,101,712
Perpetual Ltd.	142,929	2,076,175
Perseus Mining Ltd.	2,307,612	3,844,909

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
PEXA Group Ltd.(b)	195,878	$1,777,471
Pilbara Minerals Ltd.(a)	3,655,543	7,065,666
Pinnacle Investment Management Group Ltd.	202,111	2,181,974
Platinum Asset Management Ltd.	550,773	385,555
PolyNovo Ltd.(a)(b)	1,286,271	2,267,738
Premier Investments Ltd.	152,465	3,315,011
Pro Medicus Ltd.(a)	72,776	6,866,354
Qantas Airways Ltd.(b)	1,005,366	4,259,196
QBE Insurance Group Ltd.	1,824,259	21,529,996
Qube Holdings Ltd.	1,758,741	4,404,246
Ramelius Resources Ltd.	2,123,116	2,709,460
Ramsay Health Care Ltd.	218,622	6,657,834
REA Group Ltd.	71,224	9,576,042
Red 5 Ltd.(b)	8,899,254	2,282,532
Reece Ltd.	273,013	4,947,386
Region RE Ltd.	1,361,285	2,026,971
Regis Resources Ltd.(b)	1,552,338	1,712,789
Reliance Worldwide Corp. Ltd.	1,134,459	3,824,056
Rio Tinto Ltd.	461,497	35,462,397
Sandfire Resources Ltd.(b)	551,896	3,152,224
Santos Ltd.	3,813,607	19,879,977
Scentre Group	6,280,099	14,321,310
SEEK Ltd.	447,661	6,482,841
Seven Group Holdings Ltd.	221,813	5,691,042
Sigma Healthcare Ltd.	1,857,111	1,582,297
Sims Ltd.	261,221	1,744,029
SmartGroup Corp. Ltd.	237,345	1,343,194
Sonic Healthcare Ltd.	550,932	9,984,632
South32 Ltd.	5,636,836	11,305,772
Star Entertainment Group Ltd. (The)(b)	2,777,313	1,061,490
Steadfast Group Ltd.	1,353,908	5,747,185
Stockland	2,999,175	9,058,737
Suncorp Group Ltd.	1,467,015	17,068,896
Super Retail Group Ltd.	260,613	2,730,105
Tabcorp Holdings Ltd.	2,673,554	1,131,231
Technology One Ltd.	378,856	5,117,762
Telix Pharmaceuticals Ltd.(b)	370,641	4,653,018
Telstra Group Ltd.	4,797,230	12,397,308
Transurban Group	3,733,803	31,863,510
Treasury Wine Estates Ltd.	998,946	8,075,999
Ventia Services Group Pty Ltd.	1,018,348	2,931,873
Vicinity Ltd.	4,412,373	6,118,194
Viva Energy Group Ltd.(c)	1,470,563	3,136,934
Washington H Soul Pattinson & Co. Ltd.	333,131	7,753,756
Waypoint REIT Ltd.	1,417,774	2,354,676
Webjet Ltd.(b)	690,776	4,041,008
Weebit Nano Ltd.(a)(b)	295,172	456,285
Wesfarmers Ltd.	1,382,857	66,739,717
Westpac Banking Corp.	4,244,893	82,957,095
Whitehaven Coal Ltd.	1,028,061	5,190,122
WiseTech Global Ltd.	208,073	13,038,086
Woodside Energy Group Ltd.	2,308,599	41,865,993
Woolworths Group Ltd.	1,474,447	33,268,196
Worley Ltd.	513,268	5,091,069
Xero Ltd.(b)	179,326	16,339,675
Yancoal Australia Ltd., NVS	562,802	2,608,302
Zip Co. Ltd.(b)	1,399,251	1,768,014
		1,843,467,247
Austria — 0.2%
Andritz AG	74,517	4,773,580
AT&S Austria Technologie & Systemtechnik AG(a)(b)	38,581	823,439
Security	Shares	Value
Austria (continued)
BAWAG Group AG(c)	91,152	$6,656,826
CA Immobilien Anlagen AG(a)	75,454	2,466,135
DO & CO AG	15,877	2,675,361
Erste Group Bank AG	405,436	21,089,264
EVN AG	60,448	1,975,780
Immofinanz AG(b)	109,993	3,263,412
Lenzing AG(a)(b)	32,951	1,147,572
Oesterreichische Post AG	58,275	1,923,577
OMV AG	166,487	6,965,832
Raiffeisen Bank International AG	148,568	2,896,380
UNIQA Insurance Group AG	244,045	2,089,375
Verbund AG	83,686	6,719,617
Vienna Insurance Group AG Wiener Versicherung Gruppe	53,647	1,727,910
voestalpine AG	115,806	2,970,059
Wienerberger AG	123,557	4,380,653
		74,544,772
Belgium — 0.7%
Ackermans & van Haaren NV	18,659	3,579,905
Aedifica SA	52,949	3,365,576
Ageas SA/NV	178,866	8,539,282
Anheuser-Busch InBev SA/NV	1,084,327	64,381,008
Argenx SE(b)	72,522	37,079,499
Barco NV	139,150	1,797,418
Bekaert SA	71,272	2,918,350
bpost SA	254,306	726,588
Cofinimmo SA	25,971	1,669,740
Colruyt Group NV	68,473	3,284,451
Deme Group NV	16,767	3,019,915
D'ieteren Group	29,990	6,892,247
Elia Group SA/NV	38,101	3,957,178
Fagron	92,865	1,910,868
Galapagos NV(b)	56,610	1,513,403
Groupe Bruxelles Lambert NV	109,932	8,204,126
KBC Ancora	78,832	3,833,504
KBC Group NV	302,036	23,361,251
Kinepolis Group NV(a)	28,541	1,155,923
Lotus Bakeries NV	464	5,041,726
Melexis NV	33,726	2,940,139
Montea NV	22,023	1,910,179
Ontex Group NV(b)	92,832	872,427
Proximus SADP	219,291	1,585,940
Sofina SA	18,437	4,356,241
Solvay SA	80,486	2,833,471
Syensqo SA	87,050	7,697,638
Tessenderlo Group SA	49,269	1,314,834
UCB SA	152,695	25,514,463
Umicore SA	246,184	3,381,111
VGP NV	19,183	2,078,412
Warehouses De Pauw CVA	216,780	5,872,389
Xior Student Housing NV	63,323	2,129,386
		248,718,588
Brazil — 0.9%
3R Petroleum Oleo E Gas SA	334,752	1,601,511
Allos SA, NVS	792,187	3,058,859
Ambev SA	5,426,037	11,108,883
Arezzo Industria e Comercio SA	133,318	1,146,702
Atacadao SA(b)	774,480	1,267,945
Auren Energia SA	757,082	1,590,151
B3 SA - Brasil Bolsa Balcao	6,955,611	13,342,712
Banco Bradesco SA	1,617,729	3,211,919
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
Banco BTG Pactual SA	1,524,870	$8,791,494
Banco do Brasil SA	2,077,138	9,750,097
BB Seguridade Participacoes SA	823,102	5,118,057
BRF SA(b)	842,953	3,138,635
Caixa Seguridade Participacoes S/A	737,557	1,880,355
CCR SA	1,074,003	2,350,743
Centrais Eletricas Brasileiras SA	1,395,512	9,762,897
Cia de Saneamento de Minas Gerais Copasa MG	250,749	973,976
Cia. de Saneamento Basico do Estado de Sao Paulo SABESP	463,339	7,228,421
Cia. de Saneamento do Parana	312,903	1,511,366
Cia. Siderurgica Nacional SA	801,660	1,680,947
Cielo SA	2,037,559	2,078,572
Cogna Educacao SA(b)	2,444,390	656,891
Cosan SA	1,440,880	3,405,950
CPFL Energia SA	277,229	1,591,966
Cyrela Brazil Realty SA Empreendimentos e Participacoes	482,495	1,662,585
Dexco SA	616,883	797,259
EcoRodovias Infraestrutura e Logistica SA	484,504	607,327
Embraer SA(b)	864,669	6,697,338
Energisa SA	258,577	2,008,307
Eneva SA(b)	1,074,404	2,399,109
Engie Brasil Energia SA	266,345	2,082,766
Equatorial Energia SA	1,345,787	7,766,146
Ez Tec Empreendimentos e Participacoes SA	206,075	480,562
Fleury SA	441,688	1,183,842
GPS Participacoes e Empreendimentos SA(c)	657,658	2,023,152
Grendene SA	430,110	447,132
Grupo De Moda Soma SA(b)	952,601	1,000,407
Grupo SBF SA	269,851	721,365
Hapvida Participacoes e Investimentos SA(b)(c)	6,356,623	4,574,040
Hypera SA	516,196	2,628,368
Iguatemi SA	361,575	1,347,560
IRB-Brasil Resseguros SA(b)	138,707	718,776
JBS SA	848,293	5,057,228
JHSF Participacoes SA	870,932	628,237
Klabin SA	970,627	3,790,768
Localiza Rent a Car SA	1,190,217	9,223,095
LOG Commercial Properties e Participacoes SA	121,245	466,018
Lojas Renner SA	1,203,706	2,821,909
LWSA SA(b)(c)	849,271	660,660
M. Dias Branco SA	208,615	993,624
Magazine Luiza SA(b)	414,048	810,359
Marfrig Global Foods SA(b)	708,830	1,417,372
Minerva SA	798,643	888,142
Movida Participacoes SA(b)	421,369	486,469
MRV Engenharia e Participacoes SA(b)	505,866	601,907
Multiplan Empreendimentos Imobiliarios SA	459,192	1,945,182
Natura & Co. Holding SA	1,147,598	3,029,205
Odontoprev SA	406,978	814,510
Petroleo Brasileiro SA	4,622,907	33,183,353
PRIO SA	963,168	8,182,283
Raia Drogasil SA	1,426,524	6,960,930
Rede D'Or Sao Luiz SA(c)	687,004	3,351,121
Rumo SA	1,556,133	6,093,959
Santos Brasil Participacoes SA	1,140,656	2,643,848
Sao Martinho SA	302,246	1,552,871
Sendas Distribuidora SA(b)	1,416,395	2,459,093
SLC Agricola SA	459,792	1,459,980
Smartfit Escola de Ginastica e Danca SA	405,886	1,521,315
Suzano SA	952,390	9,069,018
Security	Shares	Value
Brazil (continued)
Telefonica Brasil SA	477,429	$4,094,672
TIM SA/Brazil	974,610	3,013,698
TOTVS SA	601,353	2,950,336
Transmissora Alianca de Energia Eletrica SA	437,753	2,615,149
Ultrapar Participacoes SA	804,695	3,159,795
Vale SA	4,094,234	44,611,200
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	593,083	904,910
Vibra Energia SA	1,392,082	5,700,100
WEG SA	2,015,866	18,055,351
YDUQS Participacoes SA	389,549	753,457
		331,366,214
Canada — 7.5%
Advantage Energy Ltd.(a)(b)	247,315	1,725,016
Aecon Group Inc.	118,844	1,448,698
Ag Growth International Inc.	34,106	1,407,322
Agnico Eagle Mines Ltd.	604,746	46,661,783
Air Canada(a)(b)	189,711	2,186,146
Alamos Gold Inc., Class A	481,079	8,198,884
Algonquin Power & Utilities Corp.	805,567	5,029,506
Alimentation Couche-Tard Inc.	935,564	57,672,728
Allied Properties REIT	178,376	2,138,212
AltaGas Ltd.	339,345	8,091,288
Altus Group Ltd.	58,540	2,449,042
ARC Resources Ltd.	775,190	13,413,457
Aritzia Inc.(b)	95,671	3,140,412
Atco Ltd., Class I, NVS	82,397	2,556,088
Athabasca Oil Corp.(b)	904,222	3,706,875
AtkinsRealis Group Inc.	211,642	9,117,782
ATS Corp.(b)	105,928	3,183,249
Aya Gold & Silver Inc.(b)	152,938	1,725,835
B2Gold Corp.	1,216,019	3,646,340
Badger Infrastructure Solutions Ltd.	71,412	2,017,215
Ballard Power Systems Inc.(a)(b)	319,945	725,331
Bank of Montreal	883,846	74,547,399
Bank of Nova Scotia (The)	1,463,172	68,323,398
Barrick Gold Corp.	2,117,419	39,230,491
Bausch Health Companies Inc.(b)	344,577	2,076,472
Baytex Energy Corp.	820,299	3,047,937
BCE Inc.	49,702	1,676,473
Birchcliff Energy Ltd.	319,065	1,384,275
Bitfarms Ltd./Canada(a)(b)	472,084	1,234,363
BlackBerry Ltd.(a)(b)	666,484	1,607,498
Boardwalk REIT	61,606	3,480,439
Bombardier Inc., Class B(b)	105,447	7,116,613
Boralex Inc., Class A	113,172	2,808,295
Boyd Group Services Inc.	24,639	4,130,979
Brookfield Asset Management Ltd.	425,520	18,572,292
Brookfield Corp., Class A	1,651,292	80,528,367
Brookfield Infrastructure Corp., Class A	129,463	5,041,054
Brookfield Reinsurance Ltd.	25,460	1,239,576
Brookfield Renewable Corp., Class A	154,773	4,350,661
BRP Inc.	51,601	3,738,564
CAE Inc.(b)	389,716	7,090,621
Calibre Mining Corp.(a)(b)	767,296	1,189,305
Cameco Corp.	536,495	24,418,459
Canada Goose Holdings Inc.(a)(b)	94,516	1,090,530
Canadian Apartment Properties REIT	94,784	3,295,283
Canadian Imperial Bank of Commerce	1,126,650	58,264,448
Canadian National Railway Co.	658,567	76,238,557
Canadian Natural Resources Ltd.	2,618,114	92,956,179
Canadian Pacific Kansas City Ltd.	1,138,529	95,475,962

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Canadian Tire Corp. Ltd., Class A, NVS	68,452	$7,029,388
Canadian Utilities Ltd., Class A, NVS	101,663	2,380,592
Canadian Western Bank	127,588	4,408,955
Canfor Corp.(b)	132,371	1,518,674
Capital Power Corp.	122,651	3,790,619
Capstone Copper Corp.(b)	652,652	4,386,782
Cardinal Energy Ltd.(a)	292,432	1,455,117
Cascades Inc.	81,816	576,590
CCL Industries Inc., Class B, NVS	179,962	9,790,277
Celestica Inc., NVS(b)	152,063	7,975,143
Cenovus Energy Inc.	1,719,970	34,657,274
Centerra Gold Inc.	352,536	2,364,454
CES Energy Solutions Corp.	302,342	1,808,818
CGI Inc.(b)	254,570	29,027,599
Choice Properties REIT	299,092	3,002,510
CI Financial Corp.	249,379	3,014,620
Cogeco Communications Inc.	33,551	1,538,245
Colliers International Group Inc.	51,876	6,991,321
Constellation Software Inc./Canada	24,909	78,594,016
Converge Technology Solutions Corp.	336,035	1,024,668
Cronos Group Inc.(b)	386,122	950,867
Definity Financial Corp.	64,779	2,253,060
Denison Mines Corp.(a)(b)	1,560,936	3,075,179
Descartes Systems Group Inc. (The)(b)	112,543	11,446,267
Dollarama Inc.	349,915	32,803,026
Dream Industrial REIT	355,640	3,472,297
Dundee Precious Metals Inc.	242,708	2,051,499
Dye & Durham Ltd.(a)	100,063	959,573
Eldorado Gold Corp.(b)	269,047	4,561,902
Element Fleet Management Corp.	505,982	9,678,763
Emera Inc.	301,958	10,900,363
Empire Co. Ltd., NVS	174,418	4,611,058
Enbridge Inc.	2,573,525	96,312,633
Endeavour Silver Corp.(b)	340,160	1,532,463
Enerflex Ltd.	150,780	844,189
Energy Fuels Inc./Canada(a)(b)	283,373	1,623,496
Enghouse Systems Ltd.	64,695	1,439,958
EQB Inc.(a)	37,341	2,606,419
Equinox Gold Corp.(b)	413,774	2,322,637
ERO Copper Corp.(a)(b)	120,497	2,356,440
Extendicare Inc.	220,704	1,264,454
Fairfax Financial Holdings Ltd.	25,960	30,615,182
Filo Corp., NVS(a)(b)	142,471	3,296,960
Finning International Inc.	184,183	5,278,761
First Capital Real Estate Investment Trust	225,571	2,674,535
First Majestic Silver Corp.	389,597	2,409,849
First Quantum Minerals Ltd.	855,681	10,474,058
FirstService Corp.	53,867	9,392,245
Fortis Inc./Canada	563,490	23,557,486
Fortuna Mining Corp.(b)	441,060	2,124,397
Franco-Nevada Corp.	229,828	29,617,208
Freehold Royalties Ltd.	311,097	3,190,623
George Weston Ltd.	74,852	11,592,261
GFL Environmental Inc.	262,249	10,175,409
Gibson Energy Inc.	178,615	2,918,592
Gildan Activewear Inc.	203,409	8,282,804
goeasy Ltd.	24,823	3,653,196
Granite REIT	54,878	2,948,900
Great-West Lifeco Inc.	332,650	9,991,667
H&R Real Estate Investment Trust	282,389	1,965,566
Hammond Power Solutions Inc.(a)	9,735	841,470
Headwater Exploration Inc.	358,440	1,897,799
Security	Shares	Value
Canada (continued)
Hudbay Minerals Inc.	467,963	$3,904,635
Hydro One Ltd.(c)	395,964	12,409,635
iA Financial Corp. Inc.	134,568	9,099,532
IAMGOLD Corp.(b)	671,934	2,769,206
IGM Financial Inc.	38,148	1,080,904
Imperial Oil Ltd.	233,320	16,715,084
Innergex Renewable Energy Inc.	184,739	1,269,817
Intact Financial Corp.	217,380	39,503,598
Interfor Corp.(b)	113,089	1,485,028
InterRent REIT	215,694	1,991,887
Ivanhoe Mines Ltd., Class A(a)(b)	840,085	10,982,895
Jamieson Wellness Inc.(a)(c)	77,728	1,839,260
K92 Mining Inc.(b)	245,390	1,404,107
Keyera Corp.	266,027	7,504,981
Killam Apartment REIT	178,814	2,399,901
Kinaxis Inc.(b)	36,470	4,486,868
Kinross Gold Corp.	1,451,885	13,197,521
Labrador Iron Ore Royalty Corp.	119,808	2,662,304
Laurentian Bank of Canada	52,503	1,016,862
Lightspeed Commerce Inc.(b)	199,992	2,678,341
Linamar Corp.	62,756	3,130,414
Lithium Americas Argentina Corp.(a)(b)	157,547	475,842
Lithium Americas Corp.(b)	245,769	665,756
Loblaw Companies Ltd.	194,715	24,010,596
Lundin Gold Inc.	159,575	2,762,353
Lundin Mining Corp.	800,854	8,085,977
MAG Silver Corp.(b)	151,434	2,074,108
Magna International Inc.	331,945	14,730,938
Manulife Financial Corp.	2,186,651	58,251,565
Maple Leaf Foods Inc.(a)	116,649	2,129,954
Martinrea International Inc.	198,254	1,634,107
Mattr Corp., NVS(b)	111,066	1,411,805
MDA Space Ltd.(b)	128,502	1,229,502
MEG Energy Corp.(b)	332,763	6,895,556
Methanex Corp.	81,039	3,939,693
Metro Inc./CN	277,626	16,533,089
MTY Food Group Inc.	36,512	1,204,858
Mullen Group Ltd.	107,538	1,164,447
National Bank of Canada	412,299	34,485,415
New Gold Inc.(b)	935,557	2,161,610
NexGen Energy Ltd.(a)(b)	623,517	4,154,823
NFI Group Inc.(a)(b)	128,109	1,591,330
NGEx Minerals Ltd.(b)	92,390	613,636
North West Co. Inc. (The)	92,111	2,982,858
Northland Power Inc.	281,697	4,711,103
Novagold Resources Inc.(b)	369,896	1,765,556
Nutrien Ltd.	604,501	31,003,307
Nuvei Corp.(c)	83,096	2,745,692
NuVista Energy Ltd.(a)(b)	286,361	2,773,075
OceanaGold Corp.	807,632	1,988,881
Onex Corp.	84,397	5,783,363
Open Text Corp.	343,274	10,820,472
Orla Mining Ltd.(b)	375,514	1,397,995
Osisko Gold Royalties Ltd.(a)	232,490	4,076,763
Osisko Mining Inc.(b)	588,693	1,394,290
Pan American Silver Corp.	458,886	10,549,409
Paramount Resources Ltd., Class A	130,832	2,838,097
Parex Resources Inc.	142,170	2,132,576
Parkland Corp.	184,752	5,182,664
Pason Systems Inc.	177,608	2,104,564
Pembina Pipeline Corp.	693,307	26,870,574
Peyto Exploration & Development Corp.	300,587	3,213,460
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Poseidon Concepts Corp.(b)(d)	293	$—
Power Corp. of Canada	694,162	20,091,054
PrairieSky Royalty Ltd.	299,658	6,022,895
Precision Drilling Corp.(b)	18,864	1,451,298
Premium Brands Holdings Corp., Class A	42,588	2,880,431
Primo Water Corp.	183,589	4,027,748
Prinmaris REIT	145,806	1,438,364
Quebecor Inc., Class B	147,627	3,261,235
RB Global Inc.	230,097	18,330,764
Restaurant Brands International Inc.	367,320	25,718,918
Richelieu Hardware Ltd.	84,579	2,498,194
RioCan REIT	240,956	3,120,482
Rogers Communications Inc., Class B, NVS	439,342	16,989,439
Royal Bank of Canada	1,712,220	191,331,113
Russel Metals Inc.	85,333	2,480,909
Sandstorm Gold Ltd.	343,010	1,970,137
Saputo Inc.	288,707	6,635,044
Seabridge Gold Inc.(b)	142,946	2,371,994
Secure Energy Services Inc.	350,918	3,098,316
Shopify Inc., Class A(b)	1,473,507	90,247,168
Silvercorp Metals Inc.(a)	272,767	1,011,529
SilverCrest Metals Inc.(b)	258,389	2,528,400
Sleep Country Canada Holdings Inc.(c)	68,714	1,742,921
SmartCentres Real Estate Investment Trust(a)	177,312	3,079,667
Spartan Delta Corp.(b)	183,429	539,399
Spin Master Corp.(c)	51,028	1,168,287
Sprott Inc.	29,705	1,323,832
SSR Mining Inc.	276,565	1,534,413
Stantec Inc.	146,369	12,878,649
Stelco Holdings Inc.	51,734	2,489,932
Stella-Jones Inc.	65,063	4,377,432
StorageVault Canada Inc., NVS	344,392	1,169,883
Sun Life Financial Inc.	696,067	34,555,052
Suncor Energy Inc.	1,569,552	62,684,313
SunOpta Inc.(b)	107,699	570,224
Superior Plus Corp.	269,795	1,559,384
Tamarack Valley Energy Ltd.	813,287	2,415,150
TC Energy Corp.	1,256,958	53,368,253
Teck Resources Ltd., Class B	559,355	27,419,800
TELUS Corp.	539,108	8,703,667
TELUS Corp., NVS	47,398	765,220
TFI International Inc.	100,028	15,570,215
Thomson Reuters Corp.	192,863	31,255,638
TMX Group Ltd.	365,650	11,112,645
Topaz Energy Corp.	214,105	4,030,412
Torex Gold Resources Inc.(b)	129,712	2,056,564
Toromont Industries Ltd.	99,269	9,231,985
Toronto-Dominion Bank (The)	2,132,068	125,902,657
Tourmaline Oil Corp.	413,245	18,183,199
TransAlta Corp.	382,100	2,878,238
Transcontinental Inc., Class A	178,883	2,111,899
Trisura Group Ltd.(b)	80,711	2,699,623
Veren Inc.	747,347	5,835,223
Vermilion Energy Inc.	214,860	2,310,992
Wesdome Gold Mines Ltd.(b)	256,502	2,469,063
West Fraser Timber Co. Ltd.	74,845	6,636,927
Westshore Terminals Investment Corp.(a)	56,683	950,430
Wheaton Precious Metals Corp.	561,477	33,571,091
Whitecap Resources Inc.	785,174	6,050,955
Winpak Ltd.	62,068	2,138,090
WSP Global Inc.	155,605	25,847,572
		2,840,465,639
Security	Shares	Value
Chile — 0.1%
Aguas Andinas SA, Class A	4,603,370	$1,367,998
Banco de Chile	52,145,606	6,212,351
Banco de Credito e Inversiones SA	98,314	2,874,866
Banco Itau Chile SA, NVS	80,150	894,446
Banco Santander Chile	68,147,547	3,393,359
CAP SA(b)	122,273	689,337
Cencosud SA	1,533,680	2,834,916
Cia. Cervecerias Unidas SA	240,122	1,325,945
Cia. Sud Americana de Vapores SA	23,210,599	1,595,140
Colbun SA	11,927,423	1,551,277
Empresa Nacional de Telecomunicaciones SA	266,377	749,066
Empresas CMPC SA	1,195,577	2,076,670
Empresas Copec SA	431,066	3,002,302
Enel Americas SA	32,547,784	3,046,144
Enel Chile SA	39,090,808	2,232,871
Engie Energia Chile SA(b)	1,122,588	1,020,237
Falabella SA(b)	839,209	2,779,915
Inversiones Aguas Metropolitanas SA	1,023,015	747,324
Latam Airlines Group SA	221,643,725	2,743,852
Parque Arauco SA	1,125,848	1,792,990
Vina Concha y Toro SA	973,221	1,220,304
		44,151,310
China — 6.3%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	381,900	699,610
3SBio Inc.(c)	2,202,500	1,727,617
AAC Technologies Holdings Inc.	855,000	3,129,721
Advanced Micro-Fabrication Equipment Inc./China, Class A	82,000	1,787,575
AECC Aviation Power Co. Ltd., Class A	252,600	1,390,132
Agricultural Bank of China Ltd., Class A	7,443,500	4,726,962
Agricultural Bank of China Ltd., Class H	34,466,000	15,423,277
Aier Eye Hospital Group Co. Ltd., Class A	955,475	1,464,107
Air China Ltd., Class A(b)	1,259,100	1,270,878
AK Medical Holdings Ltd.(a)(c)	1,234,000	683,206
Akeso Inc.(a)(b)(c)	702,000	3,801,810
Alibaba Group Holding Ltd.	18,989,572	186,861,615
Alibaba Health Information Technology Ltd.(a)(b)	8,156,000	3,449,836
Alibaba Pictures Group Ltd.(b)	19,990,000	1,010,015
A-Living Smart City Services Co. Ltd.(c)	844,500	292,875
Alphamab Oncology(a)(b)(c)	855,000	243,117
Aluminum Corp. of China Ltd., Class A	637,500	609,111
Aluminum Corp. of China Ltd., Class H	5,012,000	2,805,640
Anhui Conch Cement Co. Ltd., Class A	540,687	1,809,087
Anhui Conch Cement Co. Ltd., Class H	1,192,000	2,906,374
Anhui Gujing Distillery Co. Ltd., Class A	49,400	1,286,304
Anhui Gujing Distillery Co. Ltd., Class B	37,400	498,669
ANTA Sports Products Ltd.	1,596,400	14,289,117
Anxin-China Holdings Ltd.(d)	1,004,000	1
Ascentage Pharma Group International(a)(b)(c)	431,200	1,512,371
Autohome Inc., ADR	117,106	2,920,624
AviChina Industry & Technology Co. Ltd., Class H	3,293,000	1,610,844
Baidu Inc.(b)	2,778,856	30,810,846
Bank of Beijing Co. Ltd., Class A	3,204,693	2,364,184
Bank of China Ltd., Class A	3,508,100	2,263,030
Bank of China Ltd., Class H	96,429,000	42,938,685
Bank of Communications Co. Ltd., Class A	2,832,463	2,885,235
Bank of Communications Co. Ltd., Class H	11,225,000	8,155,957
Bank of Jiangsu Co. Ltd., Class A	1,697,700	1,807,402
Bank of Nanjing Co. Ltd., Class A	1,157,900	1,617,210
Bank of Ningbo Co. Ltd., Class A	585,471	1,743,365
Bank of Shanghai Co. Ltd., Class A	2,143,151	2,162,390

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Baoshan Iron & Steel Co. Ltd., Class A	2,823,276	$2,656,844
BeiGene Ltd.(a)(b)	803,779	10,226,274
Beijing Capital International Airport Co. Ltd., Class H(b)	2,456,000	817,381
Beijing Enterprises Holdings Ltd.	620,000	2,057,195
Beijing Enterprises Water Group Ltd.	7,510,000	2,317,215
Beijing Kingsoft Office Software Inc., Class A	41,600	1,214,352
Beijing New Building Materials PLC, Class A	174,600	628,138
Beijing Tongrentang Co. Ltd., Class A	244,113	1,260,876
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	94,780	903,810
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,752,600	2,972,446
Bilibili Inc.(a)(b)	261,584	3,980,291
BOC Aviation Ltd.(c)	229,000	2,009,248
BOE Technology Group Co. Ltd., Class A	5,543,700	3,028,051
BOE Varitronix Ltd.	555,000	317,590
Bosideng International Holdings Ltd.	5,420,000	2,712,480
Brilliance China Automotive Holdings Ltd.	3,540,000	1,732,506
BYD Co. Ltd., Class A	187,400	6,409,514
BYD Co. Ltd., Class H	1,235,000	36,561,881
BYD Electronic International Co. Ltd.	972,500	3,784,847
C&D International Investment Group Ltd.(a)	894,000	1,498,452
Cambricon Technologies Corp. Ltd.(b)	36,000	1,316,996
Canggang Railway Ltd., NVS	616,000	65,269
CGN Mining Co. Ltd.(a)(b)	3,860,000	1,082,763
CGN New Energy Holdings Co. Ltd.	2,778,000	827,948
CGN Power Co. Ltd., Class H(c)	14,711,000	6,007,517
Changchun High-Tech Industry Group Co. Ltd., Class A	51,400	675,001
China Aoyuan Group Ltd.(b)	1,687,000	28,070
China Baoan Group Co. Ltd., Class A	371,800	434,032
China BlueChemical Ltd., Class H	4,530,000	1,130,637
China CITIC Bank Corp. Ltd., Class H	10,651,000	6,373,881
China Coal Energy Co. Ltd., Class H	2,502,000	2,534,805
China Communications Services Corp. Ltd., Class H	3,108,000	1,596,742
China Conch Venture Holdings Ltd.(a)	2,363,000	2,065,028
China Construction Bank Corp., Class A	1,215,600	1,252,416
China Construction Bank Corp., Class H	115,282,000	80,499,780
China CSSC Holdings Ltd., Class A	578,700	3,286,027
China Datang Corp. Renewable Power Co. Ltd., Class H	2,644,000	703,611
China East Education Holdings Ltd.(a)(c)	954,000	302,300
China Eastern Airlines Corp. Ltd., Class A(b)	3,151,393	1,740,613
China Education Group Holdings Ltd.(a)	1,390,000	719,876
China Energy Engineering Corp. Ltd.	5,992,600	1,833,334
China Everbright Bank Co. Ltd., Class A	5,253,100	2,297,468
China Everbright Bank Co. Ltd., Class H	3,268,000	986,707
China Everbright Environment Group Ltd.	4,548,629	2,054,837
China Everbright Ltd.	1,114,000	556,791
China Feihe Ltd.(c)	4,486,000	2,031,668
China Galaxy Securities Co. Ltd., Class A	423,700	638,347
China Galaxy Securities Co. Ltd., Class H	4,175,500	2,137,095
China Gas Holdings Ltd.	3,669,600	3,337,209
China Hongqiao Group Ltd.(a)	3,231,500	4,025,175
China International Capital Corp. Ltd., Class A	296,800	1,244,674
China International Capital Corp. Ltd., Class H(c)	1,666,000	1,856,911
China Jinmao Holdings Group Ltd.(a)	5,472,000	433,872
China Lesso Group Holdings Ltd.	1,515,000	601,370
China Life Insurance Co. Ltd., Class A	306,300	1,365,142
China Life Insurance Co. Ltd., Class H	9,011,000	12,501,463
Security	Shares	Value
China (continued)
China Literature Ltd.(a)(b)(c)	540,200	$1,750,468
China Longyuan Power Group Corp. Ltd., Class H	3,659,000	3,280,868
China Medical System Holdings Ltd.	1,854,000	1,537,564
China Meidong Auto Holdings Ltd.	852,000	224,713
China Mengniu Dairy Co. Ltd.	3,470,000	5,806,325
China Merchants Bank Co. Ltd., Class A	1,675,731	7,588,205
China Merchants Bank Co. Ltd., Class H	4,514,677	18,712,550
China Merchants Port Holdings Co. Ltd.	1,576,000	2,317,404
China Merchants Securities Co. Ltd., Class A	1,334,772	2,749,893
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	852,382	1,037,739
China Metal Recycling Holdings Ltd.(d)	3,000	—
China Minsheng Banking Corp. Ltd., Class A	2,541,099	1,249,452
China Minsheng Banking Corp. Ltd., Class H	8,977,500	3,181,719
China National Building Material Co. Ltd., Class H	4,922,000	1,631,304
China National Nuclear Power Co. Ltd., Class A	2,332,800	3,563,640
China Nonferrous Mining Corp Ltd.	2,919,000	2,078,917
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	659,100	1,597,495
China Oilfield Services Ltd., Class H	2,112,000	1,860,447
China Oriental Group Co. Ltd.	1,786,000	272,000
China Overseas Grand Oceans Group Ltd.	2,132,000	438,462
China Overseas Land & Investment Ltd.	4,277,000	6,914,348
China Overseas Property Holdings Ltd.(a)	2,010,000	1,207,587
China Pacific Insurance Group Co. Ltd., Class A	372,788	1,525,524
China Pacific Insurance Group Co. Ltd., Class H	3,332,600	8,858,103
China Petroleum & Chemical Corp., Class A	3,175,148	2,851,012
China Petroleum & Chemical Corp., Class H	28,786,200	18,448,606
China Power International Development Ltd.	6,707,000	3,157,032
China Railway Group Ltd., Class A	1,358,086	1,169,761
China Railway Group Ltd., Class H	5,707,000	2,783,084
China Renewable Energy Investment Ltd.(d)	4,386	—
China Resources Beer Holdings Co. Ltd.	1,920,500	5,974,529
China Resources Building Materials Technology Holdings Ltd.	2,872,000	660,561
China Resources Gas Group Ltd.	1,096,000	3,719,581
China Resources Land Ltd.	3,828,166	11,442,734
China Resources Medical Holdings Co. Ltd.(a)	2,359,500	967,200
China Resources Mixc Lifestyle Services Ltd.(c)	777,400	2,179,212
China Resources Pharmaceutical Group Ltd.(c)	1,673,500	1,144,302
China Resources Power Holdings Co. Ltd.	2,170,000	5,969,309
China Ruyi Holdings Ltd.(a)(b)	10,491,600	2,804,577
China Shenhua Energy Co. Ltd., Class A	596,300	3,281,341
China Shenhua Energy Co. Ltd., Class H	3,986,500	16,576,306
China Shineway Pharmaceutical Group Ltd.	859,000	884,843
China Southern Airlines Co. Ltd., Class A(b)	2,067,000	1,694,848
China State Construction Engineering Corp. Ltd., Class A	3,067,480	2,370,525
China State Construction International Holdings Ltd.	2,108,000	2,946,346
China Taiping Insurance Holdings Co. Ltd.	1,653,568	1,760,454
China Three Gorges Renewables Group Co. Ltd., Class A	3,819,800	2,570,142
China Tourism Group Duty Free Corp. Ltd.(a)(c)	131,000	925,582
China Tourism Group Duty Free Corp. Ltd., Class A	168,192	1,598,714
China Tower Corp. Ltd., Class H(c)	51,174,000	6,278,973
China Traditional Chinese Medicine Holdings Co. Ltd.(b)	4,054,000	1,712,333
China Travel International Investment Hong Kong Ltd.(a)	4,846,000	682,712
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China United Network Communications Ltd., Class A	2,411,800	$1,569,990
China Vanke Co. Ltd., Class A	664,092	652,076
China Vanke Co. Ltd., Class H(a)(b)	2,636,500	1,445,728
China Water Affairs Group Ltd.(a)	1,792,000	1,163,995
China Yangtze Power Co. Ltd., Class A	1,978,438	8,177,423
Chinasoft International Ltd.(a)	2,988,000	1,456,063
Chongqing Changan Automobile Co. Ltd., Class A	832,700	1,683,155
Chongqing Zhifei Biological Products Co. Ltd., Class A	246,900	968,890
Chow Tai Fook Jewellery Group Ltd.	2,592,800	2,354,728
CIMC Enric Holdings Ltd.	952,000	885,881
CITIC Ltd.	6,964,000	6,420,581
CITIC Securities Co. Ltd., Class A	877,625	2,404,889
CITIC Securities Co. Ltd., Class H	2,719,925	4,090,507
CMOC Group Ltd., Class A	1,233,200	1,279,848
CMOC Group Ltd., Class H	4,962,000	3,957,487
COFCO Joycome Foods Ltd.(b)	3,950,000	799,437
Contemporary Amperex Technology Co. Ltd., Class A	321,398	8,283,846
COSCO Shipping Energy Transportation Co. Ltd., Class H	1,944,000	2,333,940
COSCO Shipping Holdings Co. Ltd., Class A	997,199	1,817,240
COSCO Shipping Holdings Co. Ltd., Class H	3,772,300	5,387,266
COSCO Shipping Ports Ltd.	2,922,000	1,736,990
Country Garden Holdings Co. Ltd.(a)(b)(d)	9,237,000	283,748
Country Garden Services Holdings Co. Ltd.(a)	2,447,000	1,472,384
CRRC Corp. Ltd., Class A	2,825,400	2,986,028
CRRC Corp. Ltd., Class H	4,924,000	3,051,118
CSC Financial Co. Ltd., Class A	639,000	1,759,190
CSPC Pharmaceutical Group Ltd.	11,209,440	8,338,094
Dada Nexus Ltd., ADR(a)(b)	97,894	129,220
Daqin Railway Co. Ltd., Class A	1,543,200	1,488,878
Daqo New Energy Corp., ADR(a)(b)	69,879	1,224,979
Digital China Holdings Ltd.(a)	1,665,000	679,853
Dongyue Group Ltd.	2,149,000	1,872,366
East Buy Holding Ltd.(a)(b)(c)	609,000	845,783
East Money Information Co. Ltd., Class A	1,505,116	2,321,013
ENN Energy Holdings Ltd.	948,400	6,636,201
Eoptolink Technology Inc. Ltd.	62,200	870,841
Eve Energy Co. Ltd., Class A	215,943	1,148,888
Far East Horizon Ltd.	2,176,000	1,484,488
FIH Mobile Ltd. (a)(b)	9,574,000	972,044
Flat Glass Group Co. Ltd., Class H	743,000	1,078,254
Focus Media Information Technology Co. Ltd., Class A	2,346,900	1,882,827
Foshan Haitian Flavouring & Food Co. Ltd., Class A	366,002	1,780,817
Fosun International Ltd.	3,012,000	1,569,105
Founder Securities Co. Ltd., Class A	1,209,600	1,299,863
Foxconn Industrial Internet Co. Ltd., Class A	1,048,400	3,523,406
Fu Shou Yuan International Group Ltd.(a)	2,319,000	1,454,759
Fufeng Group Ltd.(a)	1,925,000	1,137,124
Fuyao Glass Industry Group Co. Ltd., Class A	174,500	1,087,198
Fuyao Glass Industry Group Co. Ltd., Class H(c)	728,000	3,801,737
Ganfeng Lithium Group Co. Ltd., Class A	233,980	912,131
Ganfeng Lithium Group Co. Ltd., Class H(a)(c)	471,840	990,806
GCL Technology Holdings Ltd.	24,264,000	3,413,898
GD Power Development Co. Ltd., Class A	2,412,400	1,856,643
GDS Holdings Ltd.(b)	1,583,188	2,206,088
Geely Automobile Holdings Ltd.	7,064,000	7,177,427
Genertec Universal Medical Group Co. Ltd.(c)	2,245,000	1,259,222
Security	Shares	Value
China (continued)
Genscript Biotech Corp.(a)(b)	1,694,000	$2,698,896
GF Securities Co. Ltd., Class A	508,000	883,605
GF Securities Co. Ltd., Class H(a)	1,496,600	1,286,590
Giant Biogene Holding Co. Ltd.(c)	465,800	2,414,577
GigaDevice Semiconductor Inc., Class A(b)	105,580	1,259,615
GoerTek Inc., Class A	416,900	1,245,052
Goldwind Science & Technology Co Ltd., Class A	614,400	681,407
Great Wall Motor Co. Ltd., Class H	3,284,500	4,484,584
Gree Electric Appliances Inc. of Zhuhai, Class A	332,800	1,843,840
Greentown China Holdings Ltd.	1,272,500	962,987
Greentown Service Group Co. Ltd.(a)	1,724,000	754,174
Guangdong Haid Group Co. Ltd., Class A	315,900	1,920,946
Guangdong Investment Ltd.	4,368,000	2,290,614
Guangzhou Automobile Group Co. Ltd., Class H	3,195,600	1,178,619
Guangzhou Tinci Materials Technology Co. Ltd., Class A	321,000	699,302
Guotai Junan Securities Co. Ltd., Class A	1,198,294	2,384,639
Gushengtang Holdings Ltd.(a)	289,600	1,301,057
H World Group Ltd., ADR	273,038	8,191,140
Haichang Ocean Park Holdings Ltd.(b)(c)	3,766,000	342,239
Haidilao International Holding Ltd.(c)	1,887,000	3,060,597
Haier Smart Home Co. Ltd., Class A	720,900	2,723,806
Haier Smart Home Co. Ltd., Class A	2,767,600	9,048,433
Haitian International Holdings Ltd.	809,000	2,347,135
Haitong Securities Co. Ltd., Class A	1,453,951	1,826,943
Haitong Securities Co. Ltd., Class H	3,038,000	1,404,651
Hangzhou First Applied Material Co. Ltd., Class A	284,984	613,367
Hangzhou Tigermed Consulting Co. Ltd., Class A	43,900	325,666
Hansoh Pharmaceutical Group Co. Ltd.(c)	1,362,000	2,979,205
Harbin Electric Co. Ltd., Class H	1,504,000	486,187
Hello Group Inc., ADR	213,981	1,444,372
Henan Shuanghui Investment & Development Co. Ltd., Class A	578,841	1,848,464
Hengan International Group Co. Ltd.	567,500	1,772,789
Hengli Petrochemical Co. Ltd., Class A	1,092,400	2,113,699
Hisense Home Appliances Group Co. Ltd.	201,400	829,653
Hisense Home Appliances Group Co. Ltd., Class H(a)	331,136	1,070,534
Hithink RoyalFlush Information Network Co. Ltd., Class A	66,500	984,130
Hopson Development Holdings Ltd.(a)(b)	1,327,952	509,055
Hua Hong Semiconductor Ltd.(c)	1,035,000	2,744,393
Huabao International Holdings Ltd.(a)	1,022,000	304,788
Huadong Medicine Co. Ltd., Class A	222,700	899,541
Hualan Biological Engineering Inc., Class A	325,600	743,272
Huaneng Power International Inc., Class H	5,746,000	3,414,630
Huatai Securities Co. Ltd., Class A	902,700	1,661,461
Huatai Securities Co. Ltd., Class H(c)	1,708,000	1,889,700
Huaxia Bank Co. Ltd., Class A	1,528,731	1,328,717
Hundsun Technologies Inc., Class A	320,648	813,387
HUTCHMED China Ltd.(a)(b)	796,345	3,079,567
HUYA Inc., ADR	160,923	685,532
Hygeia Healthcare Holdings Co. Ltd.(c)	643,600	1,734,038
Hygon Information Technology Co. Ltd., NVS	228,379	2,516,706
IEIT Systems Co. Ltd., Class A	214,800	1,118,133
Iflytek Co. Ltd., Class A	292,800	1,615,330
Imeik Technology Development Co. Ltd., Class A	48,720	1,186,024
Industrial & Commercial Bank of China Ltd., Class A	5,887,641	4,768,108
Industrial & Commercial Bank of China Ltd., Class H	78,326,000	43,391,181
Industrial Bank Co. Ltd., Class A	1,663,198	3,856,562

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
INESA Intelligent Tech Inc., Class B	246,730	$126,021
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(b)	8,631,400	1,745,944
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	676,300	2,350,249
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,639,584	2,972,566
Innovent Biologics Inc.(b)(c)	1,527,000	7,559,141
iQIYI Inc., ADR(a)(b)	613,658	2,043,481
JA Solar Technology Co. Ltd., Class A	358,876	536,672
JD Health International Inc.(b)(c)	1,343,550	3,729,085
JD Logistics Inc.(b)(c)	2,288,900	2,354,162
JD.com Inc.	2,812,690	37,086,998
Jiangsu Eastern Shenghong Co. Ltd., Class A	902,607	991,796
Jiangsu Expressway Co. Ltd., Class H	1,474,000	1,401,770
Jiangsu Hengli Hydraulic Co. Ltd., Class A	191,996	1,217,211
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	554,859	3,240,905
Jiangsu King's Luck Brewery JSC Ltd., Class A	171,200	1,047,118
Jiangsu Yanghe Distillery Co. Ltd., Class A	145,500	1,647,757
Jiangxi Copper Co. Ltd., Class A	232,700	692,646
Jiangxi Copper Co. Ltd., Class H	1,142,000	2,007,567
JinkoSolar Holding Co. Ltd., ADR	59,406	1,233,269
Jinxin Fertility Group Ltd.(a)(c)	2,334,500	752,609
Jiumaojiu International Holdings Ltd.(a)(c)	1,043,000	386,999
JOYY Inc., ADR	71,180	2,369,582
Kanzhun Ltd., ADR	349,522	4,746,509
KE Holdings Inc., ADR	800,186	11,082,576
Keymed Biosciences Inc.(a)(b)(c)	262,000	1,056,104
Kingboard Holdings Ltd.	829,000	1,690,834
Kingboard Laminates Holdings Ltd.	1,595,000	1,434,256
Kingdee International Software Group Co. Ltd.(b)	3,046,000	2,440,975
Kingsoft Cloud Holdings Ltd.(a)(b)	1,832,730	333,005
Kingsoft Corp. Ltd.	1,115,600	3,160,094
Kuaishou Technology(b)(c)	2,890,100	16,186,566
Kunlun Energy Co. Ltd.	4,178,000	4,050,121
Kweichow Moutai Co. Ltd., Class A	92,530	18,198,122
Lee & Man Paper Manufacturing Ltd.	1,583,000	489,801
Legend Biotech Corp., ADR(a)(b)	89,377	5,039,969
Lenovo Group Ltd.	9,724,000	12,594,621
Lepu Medical Technology Beijing Co. Ltd., Class A	337,700	613,295
Li Auto Inc.(b)	1,506,618	14,738,055
Li Ning Co. Ltd.	2,845,000	5,299,134
Lifetech Scientific Corp. (a)(b)	6,158,000	1,150,368
Lingyi iTech Guangdong Co., Class A	1,229,500	1,229,197
LK Technology Holdings Ltd.(a)	810,000	298,669
Longfor Group Holdings Ltd.(c)	2,100,000	2,728,127
LONGi Green Energy Technology Co. Ltd., Class A	645,360	1,297,367
Lonking Holdings Ltd.	3,625,000	712,890
Lufax Holding Ltd., ADR	228,559	649,108
Luxshare Precision Industry Co. Ltd., Class A	705,031	3,745,989
Luye Pharma Group Ltd. (a)(b)(c)	2,863,000	1,022,107
Luzhou Laojiao Co. Ltd., Class A	116,900	2,115,573
Mango Excellent Media Co. Ltd., Class A	241,897	689,745
Maoyan Entertainment(a)(b)(c)	1,036,600	1,063,814
Meitu Inc.(a)(c)	4,510,000	1,462,401
Meituan, Class B(b)(c)	6,165,590	85,372,815
MH Development Ltd.(d)	264,000	—
Microport Scientific Corp.(a)(b)	1,753,000	1,200,075
Midea Group Co. Ltd., Class A	324,800	2,865,658
Ming Yuan Cloud Group Holdings Ltd.	1,126,000	260,488
MINISO Group Holding Ltd.	596,592	2,493,983
Security	Shares	Value
China (continued)
Minth Group Ltd.(b)	1,060,000	$1,487,356
MMG Ltd.(a)(b)	6,549,200	2,032,757
Montage Technology Co. Ltd., Class A	172,600	1,425,442
Muyuan Foods Co. Ltd., Class A(b)	490,410	2,968,654
NARI Technology Co. Ltd., Class A	926,933	3,080,908
NAURA Technology Group Co. Ltd., Class A	60,100	2,854,235
NetDragon Websoft Holdings Ltd.(a)	629,000	882,774
NetEase Inc.	2,361,525	43,554,972
New China Life Insurance Co. Ltd., Class A	299,501	1,325,393
New China Life Insurance Co. Ltd., Class H	675,900	1,318,266
New Hope Liuhe Co. Ltd., Class A(b)	820,000	1,075,518
New Horizon Health Ltd.(a)(b)(c)(d)	605,000	985,457
New Oriental Education & Technology Group Inc.(b)	1,810,750	11,720,337
Nexteer Automotive Group Ltd.(a)	1,630,000	707,290
Nine Dragons Paper Holdings Ltd.(b)	1,749,000	682,627
Ningbo Tuopu Group Co. Ltd., Class A	290,870	1,478,296
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,231,900	2,561,547
NIO Inc., ADR(a)(b)	1,751,829	7,778,121
Noah Holdings Ltd., ADR	60,142	466,100
Nongfu Spring Co. Ltd., Class H(c)	2,476,000	9,618,412
Orient Overseas International Ltd.	213,000	2,999,675
PDD Holdings Inc., ADR(b)	729,455	94,019,455
People's Insurance Co. Group of China Ltd. (The), Class H	15,219,000	5,120,619
PetroChina Co. Ltd., Class A	1,651,400	2,047,398
PetroChina Co. Ltd., Class H	25,214,000	21,895,183
PICC Property & Casualty Co. Ltd., Class H	8,176,520	10,722,027
Ping An Bank Co. Ltd., Class A	1,505,300	2,141,941
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	712,300	1,038,272
Ping An Insurance Group Co. of China Ltd., Class A	676,063	3,984,896
Ping An Insurance Group Co. of China Ltd., Class H	8,308,500	36,080,648
Poly Developments and Holdings Group Co. Ltd., Class A	940,236	1,147,538
Poly Property Group Co. Ltd.	3,035,000	563,667
Pop Mart International Group Ltd.(c)	729,400	3,869,859
Postal Savings Bank of China Co. Ltd., Class A	2,046,500	1,368,078
Postal Savings Bank of China Co. Ltd., Class H(c)	10,183,000	5,445,213
Power Construction Corp. of China Ltd., Class A	1,419,000	1,080,613
Q Technology Group Co. Ltd.(b)	1,219,000	680,561
Qifu Technology Inc.	167,742	3,406,840
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	1,156,400	2,489,479
Redco Properties Group Ltd.(a)(b)(c)(d)	2,164,000	132,618
RLX Technology Inc., ADR	706,198	1,264,094
Rongsheng Petrochemical Co. Ltd., Class A	1,133,000	1,423,188
SAIC Motor Corp. Ltd., Class A	1,219,352	2,477,624
Sailun Group Co. Ltd., Class A	558,700	1,020,510
Sangfor Technologies Inc., Class A	72,100	493,348
Sany Heavy Equipment International Holdings Co. Ltd.(a)	2,174,000	1,304,019
Sany Heavy Industry Co. Ltd., Class A	977,000	2,183,834
SDIC Power Holdings Co. Ltd., Class A	1,077,700	2,534,519
Seazen Group Ltd.(b)	2,498,000	447,191
Seres Group Co. Ltd., NVS(b)	172,800	1,908,745
SF Holding Co. Ltd., Class A	453,200	2,199,613
Shaanxi Coal Industry Co. Ltd., Class A	872,800	2,824,127
Shandong Gold Mining Co. Ltd., Class A	569,028	2,329,000
Shandong Gold Mining Co. Ltd., Class H(c)	854,000	1,769,468
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,796,800	1,419,181
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shanghai Baosight Software Co. Ltd., Class A	384,624	$1,711,693
Shanghai Baosight Software Co. Ltd., Class B	867,244	1,419,133
Shanghai Industrial Holdings Ltd.	668,000	996,530
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,359,800	2,039,039
Shanghai Pudong Development Bank Co. Ltd., Class A	2,535,699	2,950,036
Shanghai United Imaging Healthcare Co. Ltd., NVS	83,967	1,351,034
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	164,510	118,283
Shanxi Coking Coal Energy Group Co. Ltd., Class A	787,000	902,463
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	391,900	844,336
Shanxi Meijin Energy Co. Ltd., Class A(b)	709,500	432,794
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	93,440	2,384,090
Shede Spirits Co. Ltd.	59,300	450,426
Shengyi Technology Co. Ltd., Class A	439,800	1,190,428
Shennan Circuits Co. Ltd., Class A	91,300	1,402,153
Shenwan Hongyuan Group Co. Ltd., Class A	4,151,333	2,633,145
Shenzhen Inovance Technology Co. Ltd., Class A	238,250	1,537,264
Shenzhen International Holdings Ltd.	1,879,000	1,505,538
Shenzhen Investment Ltd.	7,978,000	960,478
Shenzhen Kangtai Biological Products Co. Ltd., Class A	198,860	439,160
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	93,800	3,341,393
Shenzhen Transsion Holdings Co. Ltd., Class A	139,329	1,561,146
Shenzhou International Group Holdings Ltd.	1,049,800	8,887,062
Shougang Fushan Resources Group Ltd.(a)	5,848,000	2,056,178
Shui On Land Ltd.(a)	11,105,500	938,151
Sichuan Chuantou Energy Co. Ltd., Class A	637,759	1,653,479
Sichuan Road & Bridge Group Co. Ltd., Class A	1,329,800	1,159,661
Sihuan Pharmaceutical Holdings Group Ltd.(b)	7,525,000	510,852
Sino Biopharmaceutical Ltd.	11,931,000	4,278,447
Sinofert Holdings Ltd.	6,252,000	776,214
Sinopec Engineering Group Co. Ltd., Class H	2,518,000	1,605,002
Sinopec Kantons Holdings Ltd.	2,400,000	1,304,500
Sinopharm Group Co. Ltd., Class H	1,775,600	4,164,746
Sinotruk Hong Kong Ltd.	906,000	2,383,036
Skyworth Group Ltd.	2,624,000	951,903
Smoore International Holdings Ltd.(a)(c)	2,317,000	2,705,275
SOHO China Ltd.(b)	3,679,000	320,317
SooChow Securities Co. Ltd., Class A	913,764	804,183
SSY Group Ltd.(a)	2,424,000	1,208,723
Sunac China Holdings Ltd.(a)(b)	6,579,000	891,099
Sunac Services Holdings Ltd.(c)	1,560,000	349,125
Sungrow Power Supply Co. Ltd., Class A	209,160	1,997,196
Sunny Optical Technology Group Co. Ltd.	920,300	5,161,138
Suzhou TFC Optical Communication Co. Ltd.	45,700	640,498
TAL Education Group, ADR(b)	537,054	5,381,281
TCL Technology Group Corp., Class A	3,334,760	1,810,614
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	537,875	651,170
Tencent Holdings Ltd.	8,040,700	371,049,798
Tencent Music Entertainment Group, ADR	953,886	13,526,103
Tianneng Power International Ltd.(a)	1,432,000	967,510
Tianqi Lithium Corp., Class A	195,000	792,534
Tingyi Cayman Islands Holding Corp.	2,012,000	2,453,221
Tong Ren Tang Technologies Co. Ltd., Class H	1,590,000	1,018,666
Security	Shares	Value
China (continued)
Tongcheng Travel Holdings Ltd.	1,569,200	$2,732,059
Tongwei Co. Ltd., Class A	420,400	1,055,622
Topsports International Holdings Ltd.(c)	1,969,000	877,031
Towngas Smart Energy Co. Ltd.(a)	2,091,000	748,990
TravelSky Technology Ltd., Class H	1,265,000	1,426,076
Trina Solar Co. Ltd.	182,178	440,097
Trip.com Group Ltd.(b)	664,938	28,387,323
Tsingtao Brewery Co. Ltd., Class H	784,000	5,008,659
Unigroup Guoxin Microelectronics Co. Ltd., Class A	135,517	1,012,382
Unisplendour Corp. Ltd., Class A	322,840	1,041,270
Untradelumena Newmat, NVS(d)	3,800	—
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)(d)	587,500	347,470
Vipshop Holdings Ltd., ADR	482,389	6,579,786
Vnet Group Inc., ADR(a)(b)	121,075	250,625
Walvax Biotechnology Co. Ltd., Class A	285,800	458,199
Wanhua Chemical Group Co. Ltd., Class A	271,687	2,917,262
Want Want China Holdings Ltd.	5,771,000	3,464,292
Weibo Corp., ADR	117,468	906,853
Weichai Power Co. Ltd., Class A	825,200	1,579,206
Weichai Power Co. Ltd., Class H	2,213,000	3,541,788
Weimob Inc.(a)(b)(c)	2,825,000	440,822
Wens Foodstuffs Group Co. Ltd., Class A	862,257	2,379,941
West China Cement Ltd.	5,004,000	660,254
Will Semiconductor Co. Ltd. Shanghai, Class A	145,830	2,081,202
Wingtech Technology Co. Ltd., Class A(b)	201,600	836,109
Wuliangye Yibin Co. Ltd., Class A	283,374	4,980,557
WuXi AppTec Co. Ltd., Class A	264,361	1,555,003
WuXi AppTec Co. Ltd., Class H(c)	415,250	1,698,667
Wuxi Biologics Cayman Inc.(b)(c)	4,647,000	6,796,958
XCMG Construction Machinery Co. Ltd., Class A	1,639,300	1,488,143
XD Inc.(a)(b)	598,800	1,758,300
Xiaomi Corp., Class B(b)(c)	18,571,000	39,887,347
Xinyi Solar Holdings Ltd.	6,173,600	2,929,239
XPeng Inc.(b)	1,523,306	6,157,256
Xtep International Holdings Ltd.	1,731,000	1,041,070
Yadea Group Holdings Ltd.(c)	1,728,000	2,328,811
Yankuang Energy Group Co. Ltd., Class A	330,525	686,278
Yankuang Energy Group Co. Ltd., Class H	3,584,100	4,678,363
Yeahka Ltd.(a)(b)	344,400	484,732
Yihai International Holding Ltd.	602,000	901,767
Yonyou Network Technology Co. Ltd., Class A(b)	467,000	619,668
Yuexiu Property Co. Ltd.	2,055,616	1,313,801
Yuexiu REIT	3,430,448	430,065
Yuexiu Transport Infrastructure Ltd.	1,722,000	824,387
Yum China Holdings Inc.	486,520	14,712,365
Yunnan Baiyao Group Co. Ltd., Class A	348,832	2,439,659
Yunnan Energy New Material Co. Ltd., Class A	187,400	800,094
Zai Lab Ltd.(b)	1,478,220	2,798,493
Zangge Mining Co. Ltd.	250,900	799,751
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	81,100	2,387,694
Zhaojin Mining Industry Co. Ltd., Class H(a)	1,827,500	3,276,379
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	1,348,158	612,421
Zhejiang Expressway Co. Ltd., Class H	3,400,320	2,231,349
Zhejiang Huayou Cobalt Co. Ltd., Class A	235,840	767,242
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	278,200	1,151,665
Zhejiang Juhua Co. Ltd., Class A	304,600	834,601
Zhejiang Leapmotor Technology Co. Ltd.(b)(c)	716,800	2,289,343

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
ZhongAn Online P&C Insurance Co. Ltd., Class H(b)(c)	804,700	$1,373,981
Zhongji Innolight Co. Ltd., Class A	94,640	1,723,785
Zhongsheng Group Holdings Ltd.	960,500	1,498,625
Zhuzhou CRRC Times Electric Co. Ltd.	691,100	2,550,522
Zijin Mining Group Co. Ltd., Class A	2,186,500	5,045,060
Zijin Mining Group Co. Ltd., Class H	6,426,000	13,034,274
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,313,900	1,224,685
ZTE Corp., Class A	269,000	1,024,718
ZTE Corp., Class H	748,640	1,677,011
ZTO Express Cayman Inc., ADR	534,796	10,134,384
		2,372,896,468
Colombia — 0.0%
Bancolombia SA	278,259	2,508,518
Interconexion Electrica SA ESP	581,956	2,514,001
		5,022,519
Czech Republic — 0.0%
CEZ AS	212,109	8,168,076
Komercni Banka AS	110,588	3,820,604
		11,988,680
Denmark — 2.3%
ALK-Abello A/S(b)	189,963	4,281,744
Alm Brand A/S	1,580,761	3,015,714
Ambu A/S, Class B(a)(b)	217,871	4,424,164
AP Moller - Maersk A/S, Class A	3,416	5,549,071
AP Moller - Maersk A/S, Class B, NVS	5,626	9,307,306
Bavarian Nordic A/S(a)(b)	109,335	2,946,976
Carlsberg A/S, Class B	115,400	13,935,352
Chemometec A/S	25,561	1,417,060
Coloplast A/S, Class B	160,808	20,905,120
D/S Norden A/S	38,305	1,656,976
Danske Bank A/S	831,255	25,421,843
Demant A/S(b)	118,239	4,533,215
DFDS A/S	56,036	1,537,009
DSV A/S	208,851	38,312,591
FLSmidth & Co. A/S	62,086	3,167,208
Genmab A/S(b)	79,209	22,374,294
GN Store Nord A/S(b)	183,765	4,828,834
H Lundbeck A/S	322,060	2,014,918
H Lundbeck A/S, Class A	100,464	540,397
ISS A/S(a)	175,836	3,214,028
Jyske Bank A/S, Registered	57,190	4,662,294
Matas A/S	101,765	1,738,834
Netcompany Group A/S(a)(b)(c)	56,596	2,408,828
Nilfisk Holding A/S(b)	37,133	691,893
NKT A/S(b)	66,069	5,947,390
Novo Nordisk A/S, Class B	3,974,056	526,534,145
Novonesis (Novozymes) B, Class B	450,125	28,653,710
Orsted A/S(b)(c)	230,637	13,746,888
Pandora A/S	104,844	16,434,644
Per Aarsleff Holding A/S	27,225	1,557,598
Ringkjoebing Landbobank A/S	35,369	6,260,101
Rockwool A/S, Class B	10,511	4,645,995
Royal Unibrew A/S(b)	62,588	4,913,983
Scandinavian Tobacco Group A/S, Class A(c)	89,090	1,304,941
Schouw & Co. A/S	23,188	1,913,446
Spar Nord Bank A/S	124,547	2,540,023
Svitzer A/S, NVS(b)	16,390	628,108
Sydbank A/S	92,466	4,985,052
Topdanmark A/S	59,834	3,259,224
Security	Shares	Value
Denmark (continued)
TORM PLC, Class A	63,060	$2,441,930
Tryg A/S	420,971	9,216,782
Vestas Wind Systems A/S(b)	1,244,200	30,790,264
Zealand Pharma A/S(b)	80,551	10,851,927
		859,511,820
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	2,465,078	4,228,096
Eastern Co. SAE	1,786,720	822,317
EFG Holding S.A.E.(b)	2,596,088	1,129,106
Talaat Moustafa Group	1,119,440	1,296,715
		7,476,234
Finland — 0.6%
Cargotec OYJ, Class B	55,628	2,835,505
Citycon OYJ	138,079	608,080
Elisa OYJ	160,089	7,453,971
Finnair OYJ(a)(b)	8,180	20,830
Fortum OYJ	527,709	8,114,572
Huhtamaki OYJ	122,509	4,963,995
Kalmar OYJ(b)	55,628	1,644,757
Kemira OYJ	177,626	4,017,727
Kesko OYJ, Class B	328,775	5,947,112
Kojamo OYJ(b)	266,718	2,637,772
Kone OYJ, Class B	401,507	20,502,785
Konecranes OYJ	76,110	5,316,534
Mandatum OYJ	526,309	2,437,614
Metsa Board OYJ, Class B	312,192	2,385,461
Metso OYJ	761,969	7,742,011
Neste OYJ	502,431	10,140,478
Nokia OYJ	6,415,225	25,211,196
Nokian Renkaat OYJ	164,429	1,500,293
Nordea Bank Abp	3,782,204	44,258,350
Orion OYJ, Class B	130,678	6,006,373
Outokumpu OYJ	430,139	1,550,869
QT Group OYJ(a)(b)	29,650	2,638,543
Revenio Group OYJ	45,963	1,429,013
Sampo OYJ, Class A	543,071	23,805,569
Stora Enso OYJ, Class R	686,209	8,578,378
TietoEVRY OYJ	98,563	1,998,698
Tokmanni Group Corp.	84,139	1,029,882
UPM-Kymmene OYJ	655,351	21,676,399
Valmet OYJ	213,341	6,041,953
Wartsila OYJ Abp	608,367	12,571,804
YIT OYJ(a)	310,357	779,213
		245,845,737
France — 6.4%
Accor SA	225,966	8,695,876
Aeroports de Paris SA	35,136	4,616,390
Air France-KLM, NVS(a)(b)	158,931	1,413,205
Air Liquide SA	699,030	127,543,945
Airbus SE	718,456	108,721,495
Alstom SA(b)	413,835	8,108,104
Alten SA	38,182	4,199,329
Amundi SA(c)	58,339	4,257,620
Aperam SA	67,119	1,823,858
ArcelorMittal SA	581,693	13,245,548
Arkema SA	78,081	7,046,252
AXA SA	2,184,940	76,712,810
Beneteau SACA(a)	64,517	628,990
BioMerieux	49,637	5,238,017
BNP Paribas SA	1,255,639	86,028,496
Bollore SE	1,119,225	6,966,995
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Bouygues SA	232,877	$8,040,310
Bureau Veritas SA	382,867	11,979,605
Capgemini SE	194,933	38,698,771
Carrefour SA	703,073	10,487,902
Cie. de Saint-Gobain SA	570,804	48,966,841
Cie. Generale des Etablissements Michelin SCA	820,078	32,465,935
Coface SA	194,771	2,948,745
Covivio SA/France	60,682	3,123,739
Credit Agricole SA	1,258,734	19,101,871
Danone SA	769,614	49,998,009
Dassault Aviation SA	27,442	5,525,008
Dassault Systemes SE	813,786	30,849,622
Derichebourg SA	184,299	949,063
Edenred SE	306,376	12,757,119
Eiffage SA	85,952	8,554,091
Elior Group SA(b)(c)	247,016	857,283
Elis SA	238,068	5,505,403
Engie SA	2,189,036	34,412,000
Eramet SA	15,724	1,335,582
EssilorLuxottica SA	356,689	81,624,590
Eurazeo SE	50,397	3,964,994
Eurofins Scientific SE	160,449	9,499,202
Euronext NV(c)	104,259	10,540,891
Eutelsat Communications SACA(a)(b)	200,798	1,037,772
Fnac Darty SA(a)	31,133	924,044
Forvia SE	181,185	2,122,209
Gaztransport Et Technigaz SA	43,024	6,339,374
Gecina SA	51,007	5,056,717
Getlink SE	467,828	8,336,625
Hermes International SCA	38,915	85,042,297
ICADE	36,470	810,579
ID Logistics Group SACA(b)	4,957	2,397,031
Imerys SA	45,819	1,556,786
Interparfums SA	33,784	1,716,826
Ipsen SA	44,497	4,996,130
IPSOS SA	62,419	3,852,324
JCDecaux SE(b)	93,192	1,942,821
Kaufman & Broad SA	32,413	1,108,481
Kering SA	90,625	27,834,358
Klepierre SA	258,175	7,392,728
La Francaise des Jeux SAEM(c)	113,012	4,384,722
Legrand SA	324,057	35,013,358
LISI SA	19,383	533,656
L'Oreal SA	291,883	126,224,056
LVMH Moet Hennessy Louis Vuitton SE	335,518	236,661,716
Mercialys SA	166,084	2,104,444
Mersen SA	45,043	1,561,303
Metropole Television SA	42,807	558,761
Neoen SA(c)	95,667	3,989,121
Nexans SA	36,013	4,654,542
Nexity SA(a)(b)	79,541	896,489
Opmobility	111,218	1,166,003
Orange SA	2,273,021	25,224,316
Orpea SA, NVS(b)	92,845	1,040,184
Pernod Ricard SA	247,077	33,060,664
Pluxee NV, NVS(b)	104,108	2,440,276
Publicis Groupe SA	274,045	28,609,321
Quadient SA	65,955	1,308,342
Remy Cointreau SA	25,368	2,001,679
Renault SA	228,609	11,078,880
Rexel SA	311,587	7,916,457
Rubis SCA	105,533	3,305,232
Security	Shares	Value
France (continued)
Safran SA	413,620	$90,869,268
Sanofi SA	1,380,746	142,344,521
Sartorius Stedim Biotech	36,387	7,261,049
Schneider Electric SE	658,580	158,740,940
SCOR SE	175,414	3,754,259
SEB SA	28,388	2,840,727
SES SA, Class A	444,024	2,400,942
Societe BIC SA	39,446	2,474,906
Societe Generale SA	875,976	22,720,156
Sodexo SA	104,175	9,866,133
SOITEC(b)	31,348	4,041,741
Sopra Steria Group SACA	19,977	3,702,839
SPIE SA	150,950	5,834,956
STMicroelectronics NV	828,656	27,397,715
Technip Energies NV	147,882	3,767,513
Teleperformance SE	67,129	8,641,875
Television Francaise 1 SA	110,482	972,153
Thales SA	112,793	17,928,836
TotalEnergies SE	2,628,142	177,310,992
Trigano SA	13,138	1,540,473
Ubisoft Entertainment SA(b)	110,862	2,277,485
Unibail-Rodamco-Westfield, New	149,772	11,200,133
Valeo SE	255,113	2,915,217
Vallourec SACA(a)(b)	200,929	3,248,745
Valneva SE(a)(b)	168,590	600,815
Veolia Environnement SA	832,848	26,162,840
Verallia SA(c)	73,726	2,168,679
Vicat SACA	28,423	988,432
Vinci SA	617,344	70,450,021
Virbac SACA	6,688	2,545,944
Vivendi SE	821,880	8,770,080
VusionGroup(a)	11,387	1,659,580
Wendel SE	28,858	2,764,930
Worldline SA/France(b)(c)	300,118	3,405,401
		2,427,204,426
Germany — 4.8%
adidas AG	199,647	50,030,991
AIXTRON SE(a)	142,957	3,337,982
Allianz SE, Registered	477,093	134,380,585
Amadeus Fire AG	11,185	1,149,325
Aroundtown SA(b)	1,221,033	2,604,927
Aurubis AG	37,378	2,914,932
Auto1 Group SE(a)(b)(c)	124,947	1,052,018
BASF SE	1,092,125	50,846,214
Bayer AG, Registered	1,195,351	35,562,514
Bayerische Motoren Werke AG	385,698	35,773,151
BayWa AG(a)(b)	24,934	350,162
Bechtle AG	101,040	4,465,319
Befesa SA(c)	52,402	1,626,900
Beiersdorf AG	125,175	18,168,778
Bilfinger SE	59,515	3,336,723
Borussia Dortmund GmbH & Co. KGaA(b)	108,747	429,000
Brenntag SE	165,826	11,796,250
CANCOM SE	50,373	1,787,095
Carl Zeiss Meditec AG, Bearer	50,436	3,450,557
Ceconomy AG(b)	302,316	911,843
Commerzbank AG	1,302,885	21,240,247
CompuGroup Medical SE & Co. KgaA	38,675	670,745
Continental AG	130,211	7,982,429
Covestro AG(b)(c)	237,787	13,998,244
CTS Eventim AG & Co. KGaA	75,924	6,687,672
Daimler Truck Holding AG	660,153	25,487,810

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Delivery Hero SE, Class A(b)(c)	230,884	$5,136,749
Deutsche Bank AG, Registered	2,290,280	35,649,295
Deutsche Boerse AG	229,009	46,893,816
Deutsche Lufthansa AG, Registered(a)	772,006	4,837,994
Deutsche Pfandbriefbank AG(a)(b)(c)	252,509	1,425,011
Deutsche Post AG, Registered	1,208,550	53,908,015
Deutsche Telekom AG, Registered	3,969,778	103,839,399
Deutz AG	237,411	1,367,416
Duerr AG	73,636	1,619,594
E.ON SE	2,714,799	38,069,950
Eckert & Ziegler SE	33,453	1,565,644
Encavis AG, NVS(a)(b)	164,337	3,080,084
Evonik Industries AG	282,722	5,725,601
Evotec SE(a)(b)	183,186	1,726,085
Fielmann Group AG	36,908	1,671,006
flatexDEGIRO AG	122,574	1,730,946
Fraport AG Frankfurt Airport Services Worldwide(b)	47,845	2,429,727
Freenet AG	150,492	4,164,426
Fresenius Medical Care AG & Co. KGaA	249,259	9,618,369
Fresenius SE & Co. KGaA(b)	506,780	18,158,311
GEA Group AG	187,959	8,299,416
Gerresheimer AG	41,358	4,275,892
Grand City Properties SA(b)	115,602	1,362,714
Grenke AG	45,738	1,412,378
Hamborner REIT AG	226,552	1,593,892
Hamburger Hafen und Logistik AG, NVS	72,863	1,222,268
Hannover Rueck SE	72,839	18,085,233
Heidelberg Materials AG	165,835	17,276,554
HelloFresh SE(a)(b)	183,031	1,143,349
Henkel AG & Co. KGaA	134,439	10,416,721
Hensoldt AG	80,415	2,975,449
Hugo Boss AG(a)	75,485	2,999,809
Hypoport SE(a)(b)	6,062	1,801,646
Infineon Technologies AG	1,589,758	55,225,234
Jenoptik AG	86,553	2,467,774
K+S AG, Registered(a)	211,952	2,730,504
KION Group AG	87,964	3,478,962
Kloeckner & Co. SE	66,511	366,940
Knorr-Bremse AG	82,339	6,621,358
Kontron AG(a)	92,149	1,952,379
Krones AG	21,420	2,897,998
Lanxess AG	89,411	2,334,217
LEG Immobilien SE	93,074	8,118,983
Mercedes-Benz Group AG	973,271	64,337,518
Merck KGaA	157,297	28,104,613
METRO AG(a)	256,315	1,167,178
MTU Aero Engines AG	66,616	18,863,228
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	166,123	81,819,691
Nemetschek SE	74,023	7,070,388
Nordex SE(b)	203,878	3,091,021
Norma Group SE	46,416	863,015
Patrizia SE	92,727	730,454
Pfeiffer Vacuum Technology AG	11,962	2,039,919
ProSiebenSat.1 Media SE(a)	175,342	1,202,905
Puma SE	127,740	6,338,856
Qiagen NV, NVS	262,005	11,657,634
Rational AG	5,543	4,852,214
Redcare Pharmacy NV(a)(b)(c)	19,126	2,863,228
RENK Group AG(b)	43,574	1,236,010
Rheinmetall AG	53,372	29,069,395
RWE AG	768,982	28,699,101
Security	Shares	Value
Germany (continued)
Salzgitter AG	74,233	$1,331,012
SAP SE	1,270,046	268,513,424
Scout24 SE(c)	98,658	7,799,647
SGL Carbon SE(a)(b)	85,209	572,276
Siemens AG, Registered	923,569	169,102,697
Siemens Energy AG(b)	727,791	21,133,987
Siemens Healthineers AG(a)(c)	344,892	18,485,903
Siltronic AG(a)	29,985	2,445,407
Sixt SE(a)	29,070	2,028,383
SMA Solar Technology AG	20,389	548,366
Stabilus SE	36,670	1,794,467
Stroeer SE & Co. KGaA	44,422	3,003,392
Suedzucker AG	100,697	1,327,368
SUESS MicroTec SE	25,088	1,703,634
Symrise AG, Class A	166,369	20,967,712
TAG Immobilien AG(b)	290,450	4,375,840
Takkt AG	36,043	417,381
Talanx AG(b)	75,489	5,735,006
TeamViewer SE(b)(c)	176,951	2,386,526
thyssenkrupp AG	631,628	2,418,502
TUI AG(a)(b)	525,590	3,389,447
United Internet AG, Registered(e)	110,280	2,445,922
Verbio SE	41,180	774,215
Volkswagen AG	40,758	4,808,997
Vonovia SE	909,801	27,894,679
Vossloh AG	24,354	1,294,683
Wacker Chemie AG	19,880	1,986,984
Wacker Neuson SE(a)	49,219	766,134
Zalando SE(b)(c)	268,386	6,877,196
		1,822,055,076
Greece — 0.1%
Alpha Services and Holdings SA	2,529,242	4,666,676
Autohellas Tourist and Trading SA	24,623	316,003
Eurobank Ergasias Services and Holdings SA, Class A	3,134,996	7,183,120
FF Group(d)	16,274	—
Hellenic Telecommunications Organization SA	204,814	3,365,042
Jumbo SA	140,277	3,758,934
Metlen Energy & Metals SA	163,137	6,447,090
Motor Oil Hellas Corinth Refineries SA	117,563	2,996,660
National Bank of Greece SA	970,666	8,519,581
OPAP SA	298,309	5,201,031
Piraeus Financial Holdings SA	1,348,376	5,696,830
Public Power Corp. SA	288,169	3,671,080
Terna Energy SA	122,008	2,539,190
Titan Cement International SA	45,514	1,620,067
		55,981,304
Hong Kong — 1.1%
AIA Group Ltd.	13,741,200	91,912,902
ASMPT Ltd.	341,200	3,567,436
Bank of East Asia Ltd. (The)	1,495,200	1,885,875
BOC Hong Kong Holdings Ltd.	4,716,500	13,721,815
Brightoil Petroleum Holdings Ltd.(d)	757,750	1
Cafe de Coral Holdings Ltd.	794,000	817,924
CK Asset Holdings Ltd.	2,330,388	8,904,575
CK Hutchison Holdings Ltd.	3,228,888	16,868,060
CK Infrastructure Holdings Ltd.	723,000	4,822,228
CLP Holdings Ltd.	2,019,500	17,332,593
Cowell e Holdings Inc.(a)(b)	584,000	1,601,848
Dah Sing Banking Group Ltd.(a)	743,600	588,854
Dah Sing Financial Holdings Ltd.	254,400	665,537
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
ESR Group Ltd.(c)	2,423,600	$3,664,079
First Pacific Co. Ltd.	3,845,000	1,711,335
Futu Holdings Ltd., ADR(b)	74,013	4,683,543
Galaxy Entertainment Group Ltd.	2,684,000	11,283,327
Guotai Junan International Holdings Ltd.(a)	7,942,000	679,535
Hang Lung Properties Ltd.	2,516,000	1,844,966
Hang Seng Bank Ltd.	1,017,400	12,458,901
Health and Happiness H&H International Holdings Ltd.(a)	251,500	276,517
Henderson Land Development Co. Ltd.	1,407,941	3,954,656
HKBN Ltd.	2,090,500	662,162
HKT Trust & HKT Ltd., Class SS	4,751,600	5,754,959
Hong Kong & China Gas Co. Ltd.	13,967,566	11,381,786
Hong Kong Exchanges & Clearing Ltd.	1,413,300	41,688,138
Hongkong Land Holdings Ltd.	1,340,400	4,328,972
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,290,000	554,586
Hysan Development Co. Ltd.	1,064,000	1,457,138
IGG Inc.(a)(b)	1,527,000	552,807
Jardine Matheson Holdings Ltd.	185,800	6,545,536
Johnson Electric Holdings Ltd.	712,250	984,753
JS Global Lifestyle Co. Ltd.(c)	1,311,500	262,142
Kerry Logistics Network Ltd.	1,072,500	938,953
Kerry Properties Ltd.	1,083,000	1,845,034
Link REIT	3,218,280	13,577,991
Luk Fook Holdings International Ltd.	611,000	1,201,710
Man Wah Holdings Ltd.	2,696,400	1,590,340
Melco International Development Ltd.(a)(b)	1,225,000	719,086
Melco Resorts & Entertainment Ltd., ADR(a)(b)	283,757	1,620,252
MTR Corp. Ltd.	1,910,000	6,179,030
New World Development Co. Ltd.(a)	1,536,416	1,432,316
NWS Holdings Ltd.(a)	2,883,000	2,582,058
Pacific Basin Shipping Ltd.	8,779,000	2,635,957
PAX Global Technology Ltd.	1,371,000	769,258
PCCW Ltd.	5,835,000	3,025,303
Power Assets Holdings Ltd.	1,712,500	10,914,568
Sands China Ltd.(b)	2,955,200	5,539,918
Shangri-La Asia Ltd.	1,304,000	914,232
Sino Land Co. Ltd.	3,716,000	3,843,674
SITC International Holdings Co. Ltd.	1,619,000	3,613,247
SJM Holdings Ltd.(a)(b)	3,794,000	1,222,917
SmarTone Telecommunications Holdings Ltd.	913,500	438,313
Sun Hung Kai Properties Ltd.	1,732,500	15,000,891
Swire Pacific Ltd., Class A	552,500	4,766,293
Swire Properties Ltd.	1,505,600	2,377,838
Techtronic Industries Co. Ltd.	1,678,500	21,496,031
United Energy Group Ltd.(a)(b)	9,772,000	419,005
Vitasoy International Holdings Ltd.(a)	1,234,000	885,291
VTech Holdings Ltd.	428,500	2,819,131
WH Group Ltd.(c)	9,378,500	6,096,435
Wharf Holdings Ltd. (The)	1,170,000	3,207,961
Wharf Real Estate Investment Co. Ltd.	1,843,000	4,530,866
Wynn Macau Ltd.	2,023,200	1,494,528
Xinyi Glass Holdings Ltd.(a)	2,123,000	2,242,649
Yue Yuen Industrial Holdings Ltd.	1,193,000	1,947,482
		409,308,044
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	477,539	1,430,222
MOL Hungarian Oil & Gas PLC	484,968	3,780,086
OTP Bank Nyrt	282,894	14,501,586
Security	Shares	Value
Hungary (continued)
Richter Gedeon Nyrt	176,812	$5,040,636
		24,752,530
India — 6.1%
360 ONE WAM Ltd.	230,068	3,118,683
3M India Ltd.	5,533	2,599,993
Aarti Industries Ltd.	408,157	3,657,822
Aarti Pharmalabs Ltd., NVS	86,518	654,033
Aavas Financiers Ltd.(b)	101,893	2,045,329
ABB India Ltd.	67,217	6,352,387
Adani Enterprises Ltd.	207,288	7,866,732
Adani Green Energy Ltd.(b)	378,965	8,383,978
Adani Ports & Special Economic Zone Ltd.	627,157	11,793,989
Adani Power Ltd.(b)	927,961	8,164,971
Aditya Birla Fashion and Retail Ltd.(b)	803,270	3,306,109
Aegis Logistics Ltd.	193,465	1,920,638
Affle India Ltd.(b)	141,097	2,550,633
AIA Engineering Ltd.	80,295	4,435,877
Ajanta Pharma Ltd.	53,056	1,710,240
Amara Raja Energy & Mobility Ltd.	244,634	4,764,728
Amber Enterprises India Ltd.(b)	37,429	1,942,391
Ambuja Cements Ltd.	911,862	7,417,409
Angel One Ltd.	66,762	1,733,604
Apar Industries Ltd.	36,341	4,010,563
APL Apollo Tubes Ltd.	247,143	4,393,772
Apollo Hospitals Enterprise Ltd.	134,426	10,643,223
Apollo Tyres Ltd.	544,640	3,625,187
Ashok Leyland Ltd.	2,321,280	7,144,015
Asian Paints Ltd.	499,515	18,436,010
Aster DM Healthcare Ltd.(c)	264,503	1,099,725
Astral Ltd.	234,827	6,147,535
AU Small Finance Bank Ltd.(c)	434,955	3,362,095
Aurobindo Pharma Ltd.	387,701	6,653,025
Avenue Supermarts Ltd.(b)(c)	218,251	12,877,250
Axis Bank Ltd.	2,776,153	38,780,917
Bajaj Auto Ltd.	87,360	10,093,160
Bajaj Finance Ltd.	347,712	28,333,946
Bajaj Finserv Ltd.	523,039	10,340,920
Bajaj Holdings & Investment Ltd.	32,010	3,683,263
Balkrishna Industries Ltd.	131,442	5,226,657
Balrampur Chini Mills Ltd.	377,914	2,174,415
Bandhan Bank Ltd.(c)	945,578	2,469,176
Bank of Baroda	1,341,894	4,073,473
Bata India Ltd.	164,556	3,142,446
BEML Ltd., (Acquired 05/31/24, Cost: $1,601,282)(f)	30,093	1,645,764
Bharat Dynamics Ltd.	89,851	1,569,598
Bharat Electronics Ltd.	4,948,428	18,724,297
Bharat Forge Ltd.	406,932	8,445,319
Bharat Heavy Electricals Ltd.	1,253,788	4,743,198
Bharat Petroleum Corp. Ltd.	1,991,717	8,354,208
Bharti Airtel Ltd.	2,826,698	50,495,896
Biocon Ltd.	812,546	3,523,351
Birlasoft Ltd.	413,610	3,348,227
Blue Star Ltd.	161,635	3,337,041
Bosch Ltd.	8,532	3,568,341
Brigade Enterprises Ltd.	189,219	2,851,386
Britannia Industries Ltd.(b)	138,522	9,578,410
BSE Ltd.	90,223	2,767,661
Canara Bank	847,801	1,164,930
Carborundum Universal Ltd.	150,209	3,091,185
Castrol India Ltd.	460,805	1,446,062
Central Depository Services India Ltd.	103,328	3,104,296

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Century Textiles & Industries Ltd.	120,465	$3,365,191
CESC Ltd.	1,610,054	3,329,522
CG Power and Industrial Solutions Ltd.	899,030	7,923,116
Cholamandalam Investment and Finance Co. Ltd.	627,189	10,626,810
Cipla Ltd.	655,020	12,103,448
City Union Bank Ltd.	608,566	1,254,391
Coal India Ltd.	1,866,440	11,674,383
Cochin Shipyard Ltd., NVS(c)	143,107	4,492,197
Coforge Ltd.	78,859	5,960,484
Colgate-Palmolive India Ltd.	158,524	6,469,414
Computer Age Management Services Ltd.	84,703	4,599,055
Container Corp. of India Ltd.	417,262	5,200,946
Coromandel International Ltd.	172,963	3,437,784
CRISIL Ltd.	22,008	1,153,358
Crompton Greaves Consumer Electricals Ltd.	830,317	4,482,647
Cummins India Ltd.	191,730	8,840,176
Cyient Ltd.	113,734	2,392,648
Dabur India Ltd.	754,350	5,735,188
Data Patterns India Ltd.(b)	34,577	1,321,481
Deepak Nitrite Ltd.	116,503	4,315,161
Delhivery Ltd.(b)	537,960	2,602,525
Divi's Laboratories Ltd.	145,425	8,560,702
Dixon Technologies India Ltd.	54,796	7,947,658
DLF Ltd.	909,418	9,682,033
Dr Lal PathLabs Ltd.(c)	78,051	2,884,209
Dr. Reddy's Laboratories Ltd.	157,602	12,726,263
Easy Trip Planners Ltd., NVS	1,512,641	749,250
Edelweiss Financial Services Ltd.	1,135,047	949,782
Eicher Motors Ltd.	181,792	10,795,560
EIH Ltd.	267,648	1,411,258
Elgi Equipments Ltd.	320,987	2,660,962
Emami Ltd.	300,469	2,935,544
Embassy Office Parks REIT	1,033,403	4,476,295
Engineers India Ltd.	310,828	975,685
Equinox India Developments Ltd.(b)	1,033,556	1,682,822
Exide Industries Ltd.	784,192	4,910,321
FDC Ltd./India(b)	156,621	954,223
Federal Bank Ltd.	2,791,782	6,728,263
Finolex Cables Ltd.	190,573	3,494,280
Fortis Healthcare Ltd.	810,457	4,862,988
GAIL India Ltd.	3,340,354	9,634,414
GlaxoSmithKline Pharmaceuticals Ltd.	53,943	1,761,715
Glenmark Pharmaceuticals Ltd.	310,586	5,454,715
Global Health Ltd., NVS(b)	143,870	2,138,180
GMR Airports Infrastructure Ltd.(b)	3,898,894	4,751,494
Godrej Consumer Products Ltd.	503,937	8,690,203
Godrej Industries Ltd.(b)	202,819	2,198,586
Godrej Properties Ltd.(b)	197,647	7,619,263
Granules India Ltd.	308,184	2,321,762
Grasim Industries Ltd.	346,903	11,522,007
Great Eastern Shipping Co. Ltd. (The)	174,674	2,901,587
Gujarat Fluorochemicals Ltd.	45,214	1,831,223
Gujarat Gas Ltd.	288,192	2,339,533
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	237,940	2,030,497
Gujarat State Petronet Ltd.	384,092	1,560,588
Happiest Minds Technologies Ltd.	209,883	2,044,887
Havells India Ltd.	382,148	8,451,742
HBL Power Systems Ltd.	122,122	905,691
HCL Technologies Ltd.	1,233,041	24,262,458
HDFC Asset Management Co. Ltd.(c)	115,924	5,704,623
HDFC Bank Ltd.	3,457,894	66,821,233
Security	Shares	Value
India (continued)
HDFC Life Insurance Co. Ltd.(c)	1,212,204	$10,378,616
HEG Ltd.	35,556	946,721
Hero MotoCorp Ltd.	164,714	10,821,324
HFCL Ltd.	2,069,892	3,339,025
Hindalco Industries Ltd.	1,693,385	13,583,516
Hindustan Aeronautics Ltd., NVS	255,452	15,054,336
Hindustan Copper Ltd.	369,943	1,426,959
Hindustan Petroleum Corp. Ltd.	1,290,032	6,064,620
Hindustan Unilever Ltd.	1,033,939	33,450,480
Hitachi Energy India Ltd.	13,745	1,908,776
Housing & Urban Development Corp. Ltd.	414,893	1,553,929
ICICI Bank Ltd.	6,324,104	92,183,074
ICICI Lombard General Insurance Co. Ltd.(c)	284,828	6,844,295
ICICI Prudential Life Insurance Co. Ltd.(c)	382,092	3,366,370
IDFC First Bank Ltd.(b)	5,499,464	5,004,295
IDFC Ltd.	2,558,702	3,450,061
IIFL Finance Ltd.	353,995	1,873,758
IndiaMART Intermesh Ltd.(c)	69,128	2,434,928
Indian Energy Exchange Ltd.(c)	977,266	2,248,734
Indian Hotels Co. Ltd., Class A	1,176,298	9,039,471
Indian Oil Corp. Ltd.	3,421,497	7,455,994
Indian Railway Catering & Tourism Corp. Ltd.	409,236	4,839,592
Indian Renewable Energy Development Agency Ltd., NVS(b)	1,317,622	4,159,368
Indraprastha Gas Ltd.	448,377	2,940,178
Indus Towers Ltd.(b)	1,477,222	7,657,648
IndusInd Bank Ltd.	348,177	5,951,145
Info Edge India Ltd.	94,019	7,906,388
Infosys Ltd.	4,055,623	89,932,650
Inox Wind Ltd.(b)	540,992	1,190,779
Intellect Design Arena Ltd.	109,530	1,271,268
InterGlobe Aviation Ltd.(b)(c)	217,633	11,638,150
Ipca Laboratories Ltd.	232,335	3,634,113
IRB Infrastructure Developers Ltd., NVS	1,997,969	1,590,583
IRCON International Ltd.(c)	847,203	2,930,925
ITC Ltd.	3,719,979	22,054,529
Jaiprakash Power Ventures Ltd.(b)	5,055,535	1,202,138
JB Chemicals & Pharmaceuticals Ltd., NVS	119,679	2,750,957
Jindal Saw Ltd.	166,726	1,294,241
Jindal Stainless Ltd.	389,538	3,453,852
Jindal Steel & Power Ltd.	478,580	5,667,318
Jio Financial Services Ltd., NVS(b)	3,825,165	15,062,697
JK Cement Ltd.	66,014	3,489,400
JSW Energy Ltd.	417,949	3,645,050
JSW Steel Ltd.	786,573	8,742,374
Jubilant Foodworks Ltd.	644,377	4,618,664
Jubilant Pharmova Ltd., Class A	164,384	1,521,953
Jupiter Wagons Ltd., NVS	141,430	1,033,391
Kajaria Ceramics Ltd.	141,129	2,501,040
Kalpataru Projects International Ltd.	116,877	1,919,585
Kalyan Jewellers India Ltd.	485,141	3,364,860
Karur Vysya Bank Ltd. (The)	1,214,141	3,356,507
Kaynes Technology India Ltd., NVS(b)	31,267	1,663,908
KEI Industries Ltd.	66,633	3,456,728
Kirloskar Oil Engines Ltd.	91,116	1,346,074
Kotak Mahindra Bank Ltd.	1,349,857	29,243,227
KPI Green Energy Ltd.(c)	75,222	838,868
KPIT Technologies Ltd.	284,224	6,273,488
L&T Finance Ltd.	1,163,681	2,506,575
Larsen & Toubro Ltd.	847,401	38,698,572
Laurus Labs Ltd.(c)	590,562	3,277,194
LIC Housing Finance Ltd.	594,382	5,464,839
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
LTIMindtree Ltd.(c)	107,192	$7,262,411
Lupin Ltd.	303,275	6,939,957
Macrotech Developers Ltd.	351,591	5,505,757
Mahanagar Gas Ltd.	115,964	2,593,569
Mahindra & Mahindra Financial Services Ltd.	1,023,895	3,716,590
Mahindra & Mahindra Ltd.	1,168,322	40,669,825
Manappuram Finance Ltd.	1,107,824	2,840,472
Mankind Pharma Ltd.(b)	106,511	2,584,943
Marico Ltd.	706,490	5,696,743
Maruti Suzuki India Ltd.	177,515	27,852,730
Max Financial Services Ltd.(b)	287,115	3,818,633
Max Healthcare Institute Ltd.	1,096,091	12,104,168
Motherson Sumi Wiring India Ltd.	3,546,460	3,134,792
Motilal Oswal Financial Services Ltd.	377,385	2,975,198
Mphasis Ltd.	141,426	4,902,271
MRF Ltd.	3,764	6,400,639
MTAR Technologies Ltd.(b)	60,590	1,382,170
Multi Commodity Exchange of India Ltd.	28,893	1,483,893
Muthoot Finance Ltd.	164,560	3,618,010
Natco Pharma Ltd.	222,986	3,637,980
National Aluminium Co. Ltd.	1,805,942	4,202,570
Navin Fluorine International Ltd.	56,579	2,574,237
NBCC India Ltd.	1,417,166	3,077,313
NCC Ltd./India	855,752	3,675,537
Nestle India Ltd., NVS	417,217	12,260,346
NHPC Ltd., NVS	3,548,444	4,467,027
NLC India Ltd.	546,790	1,887,694
NMDC Ltd.	1,228,811	3,557,897
NMDC Steel Ltd., NVS(b)	1,144,582	798,975
NTPC Ltd.	5,587,775	27,825,600
Nuvama Wealth Management Ltd., NVS(b)	14,279	1,084,703
Oil & Natural Gas Corp. Ltd.	3,819,203	15,257,628
Olectra Greentech Ltd.	58,111	1,192,033
One 97 Communications Ltd., NVS(b)	392,930	2,326,789
Page Industries Ltd.	7,801	3,956,121
PB Fintech Ltd.(b)	366,154	6,369,863
Persistent Systems Ltd., NVS	120,780	6,988,665
Petronet LNG Ltd.	1,019,326	4,495,123
Phoenix Mills Ltd. (The)	118,464	5,098,101
PI Industries Ltd.	111,800	5,924,919
Pidilite Industries Ltd.	213,382	8,125,572
Piramal Enterprises Ltd.	185,948	2,319,625
Piramal Pharma Ltd., NVS	1,159,356	2,443,900
PNB Housing Finance Ltd.(b)(c)	208,178	2,007,814
Polycab India Ltd.	65,196	5,356,347
Poonawalla Fincorp Ltd.	609,491	2,695,471
Power Finance Corp. Ltd.	1,935,532	12,919,927
Power Grid Corp. of India Ltd.	5,961,072	24,828,985
Praj Industries Ltd.	335,984	2,837,379
Procter & Gamble Health Ltd.	25,171	1,579,765
Punjab National Bank	2,569,979	3,818,215
PVR Inox Ltd.(b)	124,351	2,231,416
Radico Khaitan Ltd.	173,876	3,585,885
Railtel Corp. of India Ltd.	182,804	1,094,163
Rajesh Exports Ltd.(b)	98,747	371,886
Ramco Cements Ltd. (The)	200,192	1,978,524
Ramkrishna Forgings Ltd.	199,077	2,044,372
Raymond Consumer Care Ltd., NVS	46,408	866,110
Raymond Ltd.	58,206	1,370,548
RBL Bank Ltd.(c)	774,891	2,184,493
REC Ltd.	1,704,440	13,166,272
Redington Ltd.	1,283,609	3,258,306
Security	Shares	Value
India (continued)
Reliance Industries Ltd.	3,719,886	$134,110,890
Reliance Power Ltd.(b)	5,356,632	2,105,569
Sammaan Capital Ltd.	744,159	1,553,663
Samvardhana Motherson International Ltd.	3,348,418	7,881,929
SBI Cards & Payment Services Ltd.	397,096	3,452,382
SBI Life Insurance Co. Ltd.(c)	563,103	11,817,547
Shree Cement Ltd.	12,846	4,262,388
Shriram Finance Ltd.	354,367	12,432,520
Siemens Ltd.	122,181	10,432,724
SJVN Ltd.	955,198	1,701,992
SKF India Ltd.	35,564	2,383,157
Solar Industries India Ltd.	32,931	4,257,973
Sona Blw Precision Forgings Ltd.(c)	497,355	4,040,384
Sonata Software Ltd.	349,350	3,081,420
SRF Ltd.	224,121	7,094,301
Star Health & Allied Insurance Co. Ltd.(b)	221,354	1,604,900
State Bank of India	2,304,570	24,093,642
Sterling and Wilson Renewable(b)	110,815	912,466
Sterlite Technologies Ltd.	425,039	712,435
Strides Pharma Science Ltd.	161,413	2,064,667
Sun Pharmaceutical Industries Ltd.	1,174,050	24,147,798
Sundaram Finance Ltd.	60,291	3,119,647
Sundram Fasteners Ltd.	108,165	1,812,134
Supreme Industries Ltd.	96,378	6,176,386
Suzlon Energy Ltd.(b)	12,168,729	10,119,339
Swan Energy Ltd.	132,992	1,203,969
Symphony Ltd.	52,185	743,467
Syngene International Ltd.(c)	282,179	2,726,891
Tanla Platforms Ltd.	147,370	1,753,618
Tata Chemicals Ltd.	254,558	3,409,859
Tata Communications Ltd.	145,268	3,460,101
Tata Consultancy Services Ltd.	1,113,446	58,467,831
Tata Consumer Products Ltd.	799,099	11,370,212
Tata Elxsi Ltd.	45,814	3,829,609
Tata Motors Ltd.	2,107,746	29,191,298
Tata Motors Ltd.	554,276	5,267,823
Tata Power Co. Ltd. (The)	2,042,448	11,091,583
Tata Steel Ltd.	9,379,490	18,570,343
Tata Teleservices Maharashtra Ltd.(b)	1,238,484	1,425,938
Tech Mahindra Ltd.	640,773	11,935,842
Tejas Networks Ltd.(b)(c)	145,469	2,160,463
Thermax Ltd.	39,904	2,422,300
Timken India Ltd.	38,653	1,973,306
Titagarh Rail System Ltd.	98,136	1,916,808
Titan Co. Ltd.	454,137	18,806,427
Torrent Pharmaceuticals Ltd.	171,684	6,515,910
Torrent Power Ltd.	198,789	4,438,699
Trent Ltd.	240,513	16,809,092
Triveni Turbine Ltd.	189,128	1,347,943
Tube Investments of India Ltd.	128,661	6,369,855
TVS Motor Co. Ltd.	295,790	8,958,305
UltraTech Cement Ltd.	144,879	20,599,290
Union Bank of India Ltd.	1,855,487	2,999,258
United Spirits Ltd.	418,919	7,086,172
UNO Minda Ltd.	275,511	3,432,757
UPL Ltd.	733,113	5,019,064
Varun Beverages Ltd.	602,371	11,364,745
Vedanta Ltd.	1,659,728	8,953,362
VIP Industries Ltd.	161,141	897,893
Voltas Ltd.	293,395	5,399,891
Waaree Renewable Technologies Ltd., NVS	34,185	669,339
Wipro Ltd.	1,665,256	10,391,878

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Yes Bank Ltd.(b)	17,720,039	$5,627,320
Zee Entertainment Enterprises Ltd.(b)	1,108,188	1,977,776
Zomato Ltd.(b)	8,399,144	23,097,708
		2,331,307,076
Indonesia — 0.5%
Adaro Energy Indonesia Tbk PT	19,508,200	3,863,247
AKR Corporindo Tbk PT	11,354,500	1,057,938
Amman Mineral Internasional PT(b)	8,112,800	5,906,647
Aneka Tambang Tbk	15,003,400	1,215,191
Astra International Tbk PT	24,877,300	7,231,637
Bank Central Asia Tbk PT	70,614,600	44,622,695
Bank Mandiri Persero Tbk PT	46,874,400	18,486,756
Bank Negara Indonesia Persero Tbk PT	16,883,600	5,170,992
Bank Rakyat Indonesia Persero Tbk PT	84,911,613	24,432,473
Bank Tabungan Negara Persero Tbk PT	8,639,493	699,365
Barito Pacific Tbk PT	38,161,936	2,565,520
Bukalapak.com PT Tbk(b)	59,466,700	432,407
Bukit Asam Tbk PT	6,039,500	995,440
Bumi Resources Minerals Tbk PT(b)	87,900,607	849,580
Bumi Serpong Damai Tbk PT(b)	13,067,600	833,127
Charoen Pokphand Indonesia Tbk PT	9,874,300	3,173,015
Ciputra Development Tbk PT	20,396,796	1,574,291
ESSA Industries Indonesia Tbk PT	11,373,700	587,658
GoTo Gojek Tokopedia Tbk PT(b)	989,945,100	3,239,520
Hanson International Tbk PT(b)(d)	63,791,600	—
Indah Kiat Pulp & Paper Tbk PT	4,677,600	2,405,821
Indo Tambangraya Megah Tbk PT	492,100	795,955
Indocement Tunggal Prakarsa Tbk PT	2,290,000	1,021,780
Indofood CBP Sukses Makmur Tbk PT	3,587,600	2,410,488
Indofood Sukses Makmur Tbk PT	5,666,600	2,134,559
Japfa Comfeed Indonesia Tbk PT(b)	8,792,700	886,841
Jasa Marga Persero Tbk PT	3,589,038	1,225,041
Kalbe Farma Tbk PT	28,880,800	2,824,137
Medco Energi Internasional Tbk PT	16,221,220	1,313,678
Merdeka Copper Gold Tbk PT(b)	20,336,576	3,083,720
Metro Healthcare Indonesia TBK PT(b)	43,671,500	214,866
Mitra Adiperkasa Tbk PT	21,420,100	1,911,167
Pabrik Kertas Tjiwi Kimia Tbk PT	2,489,000	1,232,254
Pakuwon Jati Tbk PT	15,719,500	412,339
Perusahaan Gas Negara Tbk PT	16,829,100	1,657,422
Pool Advista Indonesia Tbk PT(b)(d)	1,914,800	—
Sarana Menara Nusantara Tbk PT	44,534,000	2,177,400
Semen Indonesia Persero Tbk PT	5,848,521	1,406,379
Sumber Alfaria Trijaya Tbk PT	19,873,500	3,471,140
Summarecon Agung Tbk PT	21,072,204	726,401
Surya Citra Media Tbk PT	57,973,700	499,159
Telkom Indonesia Persero Tbk PT	62,017,300	11,014,547
Trada Alam Minera Tbk PT(b)(d)	39,223,500	—
Unilever Indonesia Tbk PT	9,175,700	1,377,834
United Tractors Tbk PT	1,993,200	3,162,642
Waskita Karya Persero Tbk PT(b)(d)	19,926,317	173,283
XL Axiata Tbk PT	6,120,600	817,142
		175,293,494
Ireland — 0.2%
AIB Group PLC	1,789,798	10,266,433
Bank of Ireland Group PLC	1,243,227	14,079,466
Dalata Hotel Group PLC	284,354	1,265,933
Glanbia PLC	273,413	5,471,213
Kerry Group PLC, Class A	192,798	18,025,790
Kingspan Group PLC	196,538	18,388,917
		67,497,752
Security	Shares	Value
Israel — 0.6%
Airport City Ltd.(b)	136,939	$1,892,367
Alony Hetz Properties & Investments Ltd.(a)	289,606	1,933,073
Amot Investments Ltd.	582,868	2,362,491
Azrieli Group Ltd.	59,142	3,629,981
Bank Hapoalim BM	1,550,040	14,223,686
Bank Leumi Le-Israel BM	1,861,288	16,039,631
Bezeq The Israeli Telecommunication Corp. Ltd.	2,749,473	3,116,572
Big Shopping Centers Ltd.(a)(b)	8,875	866,767
Camtek Ltd./Israel	40,984	4,114,075
Cellebrite DI Ltd.(b)	81,944	1,122,633
Check Point Software Technologies Ltd.(b)	114,148	20,940,451
Clal Insurance Enterprises Holdings Ltd.(b)	178,246	2,715,406
CyberArk Software Ltd.(b)	55,969	14,349,332
Danel Adir Yeoshua Ltd.	13,342	1,093,677
Delek Group Ltd.	18,913	1,957,461
Elbit Systems Ltd.	34,075	6,098,916
Enlight Renewable Energy Ltd.(a)(b)	165,737	2,539,324
Fattal Holdings 1998 Ltd.(b)	17,297	1,829,861
First International Bank Of Israel Ltd. (The)	104,343	4,206,984
Fiverr International Ltd.(a)(b)	67,848	1,771,511
G City Ltd.(b)	312,209	864,678
Global-e Online Ltd.(a)(b)	118,744	4,075,294
Harel Insurance Investments & Financial Services Ltd.(a)	312,806	2,809,775
ICL Group Ltd.	971,859	4,068,275
Inmode Ltd.(a)(b)	108,920	1,973,630
Isracard Ltd.	624,297	2,171,142
Israel Corp Ltd.(a)	7,414	1,556,486
Israel Discount Bank Ltd., Class A	1,688,149	8,618,024
Ituran Location and Control Ltd.	45,345	1,200,282
Kenon Holdings Ltd./Singapore	54,596	1,385,619
Kornit Digital Ltd.(a)(b)	76,921	1,203,814
Melisron Ltd.	47,631	3,338,720
Mivne Real Estate KD Ltd.	1,323,758	3,053,112
Mizrahi Tefahot Bank Ltd.	203,143	7,330,672
Monday.com Ltd.(a)(b)	45,036	10,349,723
Next Vision Stabilized Systems Ltd., NVS	75,064	904,445
Nice Ltd.(b)	78,271	14,127,062
Nova Ltd.(b)	40,342	8,105,990
Oddity Tech Ltd., Class A, NVS(a)(b)	38,743	1,566,961
Oil Refineries Ltd.	6,613,098	1,590,189
Paz Oil Co. Ltd.	22,083	2,086,617
Perion Network Ltd.(a)(b)	67,609	551,891
Phoenix Holdings Ltd. (The)	192,340	1,858,511
Radware Ltd.(b)	77,985	1,767,140
Reit 1 Ltd.	416,119	1,555,853
Shapir Engineering and Industry Ltd.(a)(b)	305,698	1,699,698
Shikun & Binui Ltd.(a)(b)	683,198	1,550,949
Shufersal Ltd.	386,629	2,618,311
Strauss Group Ltd.	149,340	2,176,745
Teva Pharmaceutical Industries Ltd., ADR(b)	1,403,304	24,459,589
Tower Semiconductor Ltd.(b)	136,999	5,520,398
Wix.com Ltd.(b)	65,669	10,239,439
ZIM Integrated Shipping Services Ltd.	120,506	2,372,763
		245,555,996
Italy — 1.7%
A2A SpA	1,975,824	4,184,934
ACEA SpA	60,120	1,043,051
AMCO - Asset Management Co. SpA, NVS(d)	261	—
Amplifon SpA	166,044	5,273,623
Anima Holding SpA(c)	519,668	2,732,685
Azimut Holding SpA	134,702	3,375,071
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Banca Generali SpA	83,962	$3,653,732
Banca IFIS SpA	58,454	1,372,235
Banca Monte dei Paschi di Siena SpA	1,122,750	6,126,687
Banca Popolare di Sondrio SpA	540,939	4,122,569
Banco BPM SpA	1,515,288	10,491,354
BFF Bank SpA(c)	229,922	2,598,958
Bio On SpA(a)(d)	4,387	—
BPER Banca SpA	1,357,426	7,942,342
Brembo NV	233,034	2,614,242
Brunello Cucinelli SpA	41,825	3,906,758
Buzzi SpA	93,215	3,654,405
CIR SpA-Compagnie Industriali(b)	1,868,016	1,189,961
Credito Emiliano SpA	262,149	2,869,657
Danieli & C Officine Meccaniche SpA(a)	31,226	1,216,596
Davide Campari-Milano NV	771,996	6,962,224
De' Longhi SpA	101,222	3,190,548
DiaSorin SpA	28,741	3,134,807
Enav SpA(c)	356,549	1,525,036
Enel SpA	9,673,324	69,059,544
Eni SpA	2,671,545	42,744,162
ERG SpA	99,843	2,647,400
Ferrari NV	151,968	62,545,864
Fincantieri SpA(b)	52,957	295,031
FinecoBank Banca Fineco SpA	704,214	11,954,890
Generali	1,180,576	30,556,863
GVS SpA(b)(c)	139,074	961,089
Hera SpA	966,757	3,537,359
Infrastrutture Wireless Italiane SpA(c)	417,420	4,644,724
Interpump Group SpA	107,193	4,648,776
Intesa Sanpaolo SpA	17,677,373	71,784,845
Iren SpA	1,041,806	2,119,914
Italgas SpA	564,945	3,020,854
Iveco Group NV	270,205	2,774,770
Juventus Football Club SpA, NVS(a)(b)	128,430	330,804
Leonardo SpA	459,272	10,942,326
Lottomatica Group SpA	106,075	1,296,088
Maire Tecnimont SpA	238,471	1,892,214
MARR SpA	49,866	621,292
Mediobanca Banca di Credito Finanziario SpA	723,009	11,736,777
MFE-MediaForEurope NV, NVS	91,722	425,653
MFE-MediaForEurope NV, Class A	477,266	1,625,927
Moncler SpA	270,865	16,150,613
Nexi SpA(b)(c)	739,888	4,541,194
Piaggio & C SpA	491,626	1,354,233
Pirelli & C SpA(c)	376,170	2,354,930
Poste Italiane SpA(c)	596,964	8,081,426
Prysmian SpA	326,558	22,449,066
Recordati Industria Chimica e Farmaceutica SpA	142,892	7,779,493
Reply SpA	20,833	2,957,156
Saipem SpA(b)	1,477,445	3,509,868
Salvatore Ferragamo SpA(a)	96,901	844,960
Saras SpA	1,004,047	1,737,547
Snam SpA	2,401,747	11,477,048
Stellantis NV	2,691,746	44,855,414
Tamburi Investment Partners SpA	188,148	1,897,132
Technogym SpA(c)	172,186	1,688,703
Telecom Italia SpA/Milano(a)(b)	10,513,478	2,576,983
Tenaris SA, NVS	570,720	9,055,516
Terna - Rete Elettrica Nazionale	1,660,734	13,829,352
UniCredit SpA	1,866,456	76,664,121
Unipol Gruppo SpA	445,476	4,799,718
		663,953,114
Security	Shares	Value
Japan — 15.9%
77 Bank Ltd. (The)	105,600	$3,296,744
ABC-Mart Inc.	160,500	3,163,731
Activia Properties Inc.	1,003	2,372,783
Adastria Co. Ltd.	64,600	1,437,957
ADEKA Corp.	142,100	3,016,760
Advance Residence Investment Corp.	1,177	2,469,312
Advantest Corp.	938,300	41,530,438
Aeon Co. Ltd.	759,900	17,338,320
Aeon Delight Co. Ltd.	45,200	1,177,976
AEON Financial Service Co. Ltd.	135,500	1,243,917
Aeon Mall Co. Ltd.	105,700	1,449,170
AEON REIT Investment Corp.	2,411	2,083,388
AGC Inc.	221,000	7,909,533
Ai Holdings Corp.	97,800	1,634,913
Aica Kogyo Co. Ltd.	104,300	2,413,862
Aiful Corp.	694,900	1,801,004
Ain Holdings Inc.	44,300	1,703,170
Air Water Inc.	168,500	2,475,445
Aisin Corp.	189,600	6,396,342
Ajinomoto Co. Inc.	557,700	22,969,011
Alfresa Holdings Corp.	211,000	3,296,322
Alps Alpine Co. Ltd.	260,500	2,760,894
Alps Logistics Co. Ltd.	21,800	829,746
Amada Co. Ltd.	351,900	4,132,687
Amano Corp.	107,700	2,730,412
Amvis Holdings Inc.	97,800	1,702,728
ANA Holdings Inc.	194,700	3,724,167
Anritsu Corp.	196,300	1,684,776
Aozora Bank Ltd.(a)	172,800	2,872,717
Appier Group Inc.(a)(b)	132,400	1,097,629
Arcs Co. Ltd.	60,800	1,104,669
ARE Holdings Inc.	214,700	2,937,505
Ariake Japan Co. Ltd.	43,400	1,548,668
Artience Co. Ltd.	104,500	2,209,769
As One Corp.	99,000	2,133,021
Asahi Group Holdings Ltd.	582,700	21,451,040
Asahi Intecc Co. Ltd.	266,800	4,229,505
Asahi Kasei Corp.	1,492,500	10,762,812
Asics Corp.	831,700	13,573,618
ASKUL Corp.	65,700	928,522
Astellas Pharma Inc.	2,178,100	25,261,495
Atom Corp.(a)(b)	284,800	1,416,671
Autobacs Seven Co. Ltd.	198,800	2,197,565
Avex Inc.	88,600	886,748
Awa Bank Ltd. (The)	59,100	1,096,300
Azbil Corp.	131,800	3,830,001
Bandai Namco Holdings Inc.	750,000	15,938,061
BayCurrent Consulting Inc.	161,300	4,965,558
Bengo4.com Inc.(a)(b)	22,500	547,152
Bic Camera Inc.	173,600	1,959,105
BIPROGY Inc.	68,700	2,251,199
BML Inc.	59,200	1,181,019
Bridgestone Corp.	668,800	27,269,413
Brother Industries Ltd.	316,200	6,487,271
Calbee Inc.	100,900	2,316,128
Canon Electronics Inc.	57,400	876,684
Canon Inc.	1,195,200	37,411,786
Canon Marketing Japan Inc.	76,600	2,372,028
Capcom Co. Ltd.	401,400	8,575,476
Casio Computer Co. Ltd.	256,500	2,064,465
Central Glass Co. Ltd.	57,900	1,451,805
Central Japan Railway Co.	895,700	21,117,867

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Change Holdings Inc.(a)	131,700	$982,870
Chiba Bank Ltd. (The)	575,700	5,392,854
Chiyoda Corp.(a)(b)	286,000	585,880
Chubu Electric Power Co. Inc.	732,400	9,234,480
Chugai Pharmaceutical Co. Ltd.	804,500	35,110,370
Chugin Financial Group Inc., NVS	204,500	2,278,201
Chugoku Electric Power Co. Inc. (The)	332,000	2,414,539
Citizen Watch Co. Ltd.	366,300	2,469,947
Coca-Cola Bottlers Japan Holdings Inc.	172,675	2,575,054
COLOPL Inc.	88,100	358,066
Colowide Co. Ltd.	139,400	1,918,931
Comforia Residential REIT Inc.	1,596	3,311,018
COMSYS Holdings Corp.	101,700	2,189,416
Concordia Financial Group Ltd.	1,179,100	7,431,290
Cosmo Energy Holdings Co. Ltd.	78,900	4,234,294
Cosmos Pharmaceutical Corp.	24,100	2,166,801
Create Restaurants Holdings Inc.	231,000	1,649,020
Create SD Holdings Co. Ltd.	74,900	1,680,509
Credit Saison Co. Ltd.	139,200	3,226,545
Curves Holdings Co. Ltd.	148,200	813,988
CyberAgent Inc.	410,900	2,656,644
Dai Nippon Printing Co. Ltd.	239,400	7,875,832
Daicel Corp.	271,700	2,641,139
Daido Steel Co. Ltd.	278,000	2,781,531
Daifuku Co. Ltd.	357,400	6,468,327
Dai-ichi Life Holdings Inc.	1,114,800	33,990,583
Daiichi Sankyo Co. Ltd.	2,246,500	91,494,695
Daiichikosho Co. Ltd.	109,400	1,320,446
Daikin Industries Ltd.	321,200	46,576,105
Daio Paper Corp.	115,500	689,352
Daiseki Co. Ltd.	85,360	2,043,371
Daishi Hokuetsu Financial Group Inc.	59,800	2,382,768
Daito Trust Construction Co. Ltd.	72,500	8,718,857
Daiwa House Industry Co. Ltd.	678,200	19,205,527
Daiwa House REIT Investment Corp.	3,378	5,436,266
Daiwa Office Investment Corp.	1,306	2,558,411
Daiwa Securities Group Inc.	1,591,400	13,138,747
Daiwa Securities Living Investments Corp.	4,027	2,739,236
Daiwabo Holdings Co. Ltd.	136,600	2,574,047
DCM Holdings Co. Ltd.	189,700	1,831,091
DeNA Co. Ltd.	119,200	1,232,241
Denka Co. Ltd.	126,600	1,844,942
Denso Corp.	2,276,500	37,332,338
Dentsu Group Inc.	216,500	5,724,955
Descente Ltd.	55,200	1,457,636
Dexerials Corp.	76,000	3,648,660
DIC Corp.	118,600	2,439,763
Digital Arts Inc.	27,800	882,575
Digital Garage Inc.(a)	53,500	995,058
Dip Corp.	76,400	1,570,726
Disco Corp.	114,100	38,154,646
DMG Mori Co. Ltd.	152,600	3,882,833
Doutor Nichires Holdings Co. Ltd.	82,400	1,278,800
Dowa Holdings Co. Ltd.	63,000	2,312,111
Duskin Co. Ltd.	72,100	1,895,656
DyDo Group Holdings Inc.	54,900	993,379
Earth Corp.	39,700	1,330,632
East Japan Railway Co.	1,065,000	20,291,876
Ebara Corp.	561,500	8,040,968
EDION Corp.	148,500	1,730,209
Eisai Co. Ltd.	298,600	11,387,387
Eizo Corp.	43,500	1,407,697
Security	Shares	Value
Japan (continued)
Electric Power Development Co. Ltd.	145,500	$2,405,234
en Japan Inc.	45,900	859,287
ENEOS Holdings Inc.	3,449,800	18,075,367
Euglena Co. Ltd.(a)(b)	294,500	1,084,004
Exedy Corp.	83,600	1,775,048
EXEO Group Inc.	212,000	2,312,389
Ezaki Glico Co. Ltd.	91,800	2,819,530
Fancl Corp.	110,600	2,142,045
FANUC Corp.	1,140,400	33,809,155
Fast Retailing Co. Ltd.	213,400	58,823,441
FCC Co. Ltd.	70,500	1,099,831
Ferrotec Holdings Corp.	100,700	1,669,798
Financial Products Group Co. Ltd.	157,900	2,742,374
Food & Life Companies Ltd.	137,600	2,411,313
FP Corp.	72,400	1,248,809
Freee KK(a)(b)	67,700	1,109,205
Frontier Real Estate Investment Corp.	796	2,307,531
Fuji Co. Ltd./Ehime	73,700	969,434
Fuji Corp./Aichi	110,200	1,842,859
Fuji Electric Co. Ltd.	161,800	9,100,748
Fuji Oil Holdings Inc.	78,000	1,628,601
Fuji Seal International Inc.	78,000	1,246,959
Fuji Soft Inc.	76,200	3,650,763
FUJIFILM Holdings Corp.	1,349,000	32,073,725
Fujikura Ltd.	302,600	6,062,172
Fujitec Co. Ltd.	104,800	3,031,364
Fujitsu General Ltd.	99,200	1,301,507
Fujitsu Ltd.	2,107,200	38,267,085
Fukuoka Financial Group Inc.	178,800	5,015,135
Fukuoka REIT Corp.	1,596	1,670,908
Fukuyama Transporting Co. Ltd.	33,400	900,936
Funai Soken Holdings Inc.	83,600	1,219,888
Furukawa Electric Co. Ltd.	102,100	2,793,124
Fuyo General Lease Co. Ltd.	26,400	2,157,757
Global One Real Estate Investment Corp.	3,035	2,051,054
Glory Ltd.	72,000	1,308,901
GLP J-REIT	4,798	4,203,448
GMO internet group Inc.	122,800	2,034,606
GMO Payment Gateway Inc.	48,300	2,768,763
GNI Group Ltd.(a)(b)	80,100	1,226,048
Goldwin Inc.	32,000	1,970,813
Gree Inc.	177,000	625,806
GS Yuasa Corp.	112,900	2,008,860
GungHo Online Entertainment Inc.	81,710	1,597,514
Gunma Bank Ltd. (The)	625,600	4,244,116
Gunze Ltd.	30,600	1,136,230
H.U. Group Holdings Inc.	133,700	2,352,919
H2O Retailing Corp.	166,800	2,901,423
Hachijuni Bank Ltd. (The)	420,700	2,998,578
Hakuhodo DY Holdings Inc.	289,400	2,363,337
Hamamatsu Photonics KK	148,900	4,288,162
Hankyu Hanshin Holdings Inc.	252,000	7,190,550
Hankyu Hanshin REIT Inc.	1,711	1,519,623
Hanwa Co. Ltd.	42,400	1,638,866
Harmonic Drive Systems Inc.(a)	74,000	2,033,663
Haseko Corp.	263,000	3,282,098
Hazama Ando Corp.	305,300	2,467,159
Heiwa Corp.	82,100	1,177,845
Heiwa Real Estate Co. Ltd.	61,400	1,764,841
Heiwa Real Estate REIT Inc.	2,416	2,115,973
Hikari Tsushin Inc.	21,500	4,025,967
Hino Motors Ltd.(b)	341,700	1,103,904
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Hirata Corp.	17,800	$736,787
Hirogin Holdings Inc.	422,100	3,426,256
Hirose Electric Co. Ltd.	33,405	4,182,432
HIS Co. Ltd.(b)	103,100	1,189,276
Hisamitsu Pharmaceutical Co. Inc.	70,600	1,944,593
Hitachi Construction Machinery Co. Ltd.	91,000	2,266,548
Hitachi Ltd.	5,616,500	121,353,821
Hitachi Zosen Corp.	339,400	2,464,019
Hogy Medical Co. Ltd.	55,200	1,518,510
Hokkaido Electric Power Co. Inc.	225,700	1,534,731
Hokkoku Financial Holdings Inc.	34,200	1,287,726
Hokuetsu Corp.(a)	170,100	1,316,773
Hokuhoku Financial Group Inc.	185,100	2,588,541
Hokuriku Electric Power Co.	256,700	1,645,312
Hokuto Corp.	59,400	758,490
Honda Motor Co. Ltd.	5,490,100	58,659,371
Horiba Ltd.	44,900	3,553,620
Hoshino Resorts REIT Inc.	617	2,134,516
Hoshizaki Corp.	110,900	3,492,663
House Foods Group Inc.	98,200	1,937,235
Hoya Corp.	424,600	53,202,691
Hulic Co. Ltd.	373,400	3,644,796
Hulic REIT Inc.	2,602	2,476,718
Hyakugo Bank Ltd. (The)	611,800	2,739,255
Ibiden Co. Ltd.	146,600	5,682,535
Ichigo Inc.	403,400	1,137,279
Ichigo Office REIT Investment Corp.	3,108	1,735,594
Idemitsu Kosan Co. Ltd.	1,189,175	7,832,281
IHI Corp.	157,100	5,731,106
Iida Group Holdings Co. Ltd.	137,600	2,068,355
Inaba Denki Sangyo Co. Ltd.	117,700	3,085,933
Industrial & Infrastructure Fund Investment Corp.	5,253	4,335,125
Infomart Corp.	351,300	752,297
Infroneer Holdings Inc.	228,076	1,977,776
Inpex Corp.	1,139,400	17,594,028
Insource Co. Ltd.	139,800	819,787
Internet Initiative Japan Inc.	152,800	2,584,084
Invincible Investment Corp.	7,226	3,273,016
Iriso Electronics Co. Ltd.	32,400	651,213
Isetan Mitsukoshi Holdings Ltd.	424,000	8,435,608
Isuzu Motors Ltd.	652,200	8,822,392
Ito En Ltd.	82,900	1,965,376
ITOCHU Corp.	1,433,700	73,525,048
Itoham Yonekyu Holdings Inc.	47,100	1,390,281
Iwatani Corp.	47,900	3,039,787
Iyogin Holdings Inc., NVS	329,000	3,305,527
Izumi Co. Ltd.	37,400	891,108
J Front Retailing Co. Ltd.	237,400	2,875,693
Jaccs Co. Ltd.	62,100	2,016,150
JAFCO Group Co. Ltd.	102,700	1,299,929
Japan Airlines Co. Ltd.	142,400	2,307,289
Japan Airport Terminal Co. Ltd.	49,300	1,799,660
Japan Aviation Electronics Industry Ltd.	73,100	1,225,038
Japan Elevator Service Holdings Co. Ltd.	155,800	2,875,030
Japan Excellent Inc.	2,042	1,624,382
Japan Exchange Group Inc.	600,000	14,087,046
Japan Hotel REIT Investment Corp.	5,151	2,631,236
Japan Lifeline Co. Ltd.	133,300	1,032,354
Japan Logistics Fund Inc.	1,217	2,082,031
Japan Material Co. Ltd.	142,800	1,894,586
Japan Metropolitan Fund Invest	8,253	5,153,157
Japan Petroleum Exploration Co. Ltd.	47,800	1,970,922
Security	Shares	Value
Japan (continued)
Japan Post Bank Co. Ltd.	1,722,600	$17,925,663
Japan Post Holdings Co. Ltd.	2,497,400	26,448,610
Japan Post Insurance Co. Ltd.	221,700	4,564,257
Japan Prime Realty Investment Corp.	1,370	2,980,770
Japan Real Estate Investment Corp.	1,257	4,359,913
Japan Securities Finance Co. Ltd.	224,600	2,559,433
Japan Steel Works Ltd. (The)	90,000	2,559,176
Japan Tobacco Inc.	1,452,900	42,751,842
JCR Pharmaceuticals Co. Ltd.	126,700	494,363
Jeol Ltd.	62,500	2,516,395
JFE Holdings Inc.	710,600	10,409,124
JGC Holdings Corp.	286,900	2,436,555
JINS Holdings Inc.	21,500	659,960
JMDC Inc.(a)	36,400	807,878
JTEKT Corp.	240,900	1,731,634
Juroku Financial Group Inc.	57,400	1,841,953
Justsystems Corp.	56,900	1,203,794
JVCKenwood Corp.	214,400	1,313,588
Kadokawa Corp.	147,736	2,732,047
Kagome Co. Ltd.	120,300	2,809,918
Kajima Corp.	488,800	9,445,335
Kakaku.com Inc.	189,800	2,653,307
Kaken Pharmaceutical Co. Ltd.	65,000	1,769,054
Kamigumi Co. Ltd.	127,100	2,898,620
Kanamoto Co. Ltd.	75,100	1,403,323
Kandenko Co. Ltd.	169,500	2,289,314
Kaneka Corp.	65,700	1,857,595
Kanematsu Corp.	161,000	2,726,876
Kansai Electric Power Co. Inc. (The)	845,600	14,473,114
Kansai Paint Co. Ltd.	193,900	3,184,496
Kao Corp.	567,400	24,846,259
Kasumigaseki Capital Co. Ltd.(a)	9,600	829,313
Katitas Co. Ltd.	76,000	952,698
Kawasaki Heavy Industries Ltd.	176,200	6,465,063
Kawasaki Kisen Kaisha Ltd.	493,300	7,579,628
KDDI Corp.	1,807,900	54,399,721
KDX Realty Investment Corp.	5,885	6,067,289
Keihan Holdings Co. Ltd.	92,900	1,893,670
Keikyu Corp.	312,800	2,473,219
Keio Corp.	103,700	2,596,535
Keisei Electric Railway Co. Ltd.	173,500	5,189,222
Keiyo Bank Ltd. (The)	226,400	1,274,080
Kewpie Corp.	176,700	4,538,844
Keyence Corp.	235,300	102,887,307
KH Neochem Co. Ltd.	90,800	1,354,328
Kikkoman Corp.	788,200	9,863,490
Kinden Corp.	99,100	2,090,818
Kintetsu Group Holdings Co. Ltd.	214,100	4,958,595
Kirin Holdings Co. Ltd.	901,900	12,750,676
Kisoji Co. Ltd.	74,100	1,307,276
Kissei Pharmaceutical Co. Ltd.	80,500	1,871,800
Kiyo Bank Ltd. (The)	88,300	1,154,924
Kobayashi Pharmaceutical Co. Ltd.	67,300	2,707,185
Kobe Bussan Co. Ltd.	159,800	4,290,446
Kobe Steel Ltd.	430,700	5,376,142
Koei Tecmo Holdings Co. Ltd.	143,760	1,404,958
Koito Manufacturing Co. Ltd.	199,100	2,943,953
Kokuyo Co. Ltd.	167,000	2,802,247
Komatsu Ltd.	1,091,900	31,040,069
KOMEDA Holdings Co. Ltd.	137,400	2,463,252
Komeri Co. Ltd.	53,400	1,307,399
Konami Group Corp.	114,100	8,584,836

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Konica Minolta Inc.	583,300	$1,710,150
Kose Corp.	48,100	3,214,341
Koshidaka Holdings Co. Ltd.	146,500	986,128
Kotobuki Spirits Co. Ltd.	188,000	2,414,312
K's Holdings Corp.	226,100	2,440,355
Kubota Corp.	1,196,100	17,196,223
Kumagai Gumi Co. Ltd.	56,900	1,363,748
Kumiai Chemical Industry Co. Ltd.	189,800	998,465
Kura Sushi Inc.	56,800	1,470,986
Kuraray Co. Ltd.	322,900	3,948,754
Kureha Corp.	111,900	2,222,707
Kurita Water Industries Ltd.	106,300	4,536,756
Kusuri no Aoki Holdings Co. Ltd.(a)	83,400	1,737,514
KYB Corp.	38,800	1,347,897
Kyocera Corp.	1,522,000	19,169,531
Kyorin Pharmaceutical Co. Ltd.	115,000	1,314,323
Kyoritsu Maintenance Co. Ltd.	82,400	1,599,714
Kyoto Financial Group Inc.	262,800	4,908,421
Kyowa Kirin Co. Ltd.	298,400	6,294,031
Kyudenko Corp.	74,200	3,417,727
Kyushu Electric Power Co. Inc.	387,000	4,085,004
Kyushu Financial Group Inc.	379,400	2,336,950
Kyushu Railway Co.	192,500	5,138,244
LaSalle Logiport REIT	2,632	2,596,818
Lasertec Corp.	99,600	17,672,342
Leopalace21 Corp.	325,500	1,195,747
Lintec Corp.	100,200	2,252,902
Lion Corp.	258,800	2,239,590
Lixil Corp.	287,700	3,330,463
LY Corp.	3,105,600	7,769,947
M&A Capital Partners Co. Ltd.	35,400	501,395
M&A Research Institute Holdings Inc., NVS(a)(b)	40,900	823,854
M3 Inc.	506,400	4,728,386
Mabuchi Motor Co. Ltd.	166,000	2,551,811
Macnica Holdings Inc.	69,600	2,808,923
Makino Milling Machine Co. Ltd.	49,700	2,229,846
Makita Corp.	243,700	8,032,943
Mandom Corp.	50,500	427,930
Mani Inc.	124,800	1,755,367
Marubeni Corp.	1,735,300	32,657,934
Maruha Nichiro Corp.	85,300	1,907,502
Marui Group Co. Ltd.	166,800	2,702,465
Maruichi Steel Tube Ltd.	106,600	2,597,753
Maruwa Co. Ltd./Aichi	15,400	4,125,891
Matsui Securities Co. Ltd.	346,200	1,940,584
MatsukiyoCocokara & Co.	436,490	7,118,232
Maxell Ltd.	110,600	1,269,112
Mazda Motor Corp.	705,700	6,086,956
McDonald's Holdings Co. Japan Ltd.(a)	116,700	4,834,781
MCJ Co. Ltd.	189,700	1,725,854
Mebuki Financial Group Inc.	1,145,350	4,767,464
Medipal Holdings Corp.	152,800	2,758,080
Medley Inc.(a)(b)	42,600	1,163,284
Megachips Corp.	43,900	1,230,361
Megmilk Snow Brand Co. Ltd.	61,200	1,164,050
Meidensha Corp.	68,900	1,573,327
MEIJI Holdings Co. Ltd.	271,300	6,851,510
Meiko Electronics Co. Ltd.	42,600	1,707,708
MEITEC Group Holdings Inc.	163,200	3,685,068
Menicon Co. Ltd.	109,600	1,024,968
Mercari Inc.(b)	188,300	2,823,029
Micronics Japan Co. Ltd.	35,200	1,398,713
Security	Shares	Value
Japan (continued)
Milbon Co. Ltd.	62,400	$1,387,889
Minebea Mitsumi Inc.	379,272	9,123,128
Mirai Corp.	5,610	1,672,741
Mirait One Corp.	166,700	2,369,047
MISUMI Group Inc.	333,100	6,129,917
Mitsubishi Chemical Group Corp.	1,516,200	8,955,048
Mitsubishi Corp.	4,097,200	84,615,594
Mitsubishi Electric Corp.	2,346,800	39,101,832
Mitsubishi Estate Co. Ltd.	1,363,500	23,239,395
Mitsubishi Estate Logistics REIT Investment Corp.	1,063	2,679,679
Mitsubishi Gas Chemical Co. Inc.	138,600	2,620,236
Mitsubishi HC Capital Inc.	941,990	6,777,069
Mitsubishi Heavy Industries Ltd.	3,908,600	46,848,775
Mitsubishi Logistics Corp.	86,600	3,029,165
Mitsubishi Materials Corp.	99,800	1,869,892
Mitsubishi Motors Corp.	795,400	2,267,436
Mitsubishi Pencil Co. Ltd.	64,500	1,000,833
Mitsubishi UFJ Financial Group Inc.	13,460,700	155,475,802
Mitsuboshi Belting Ltd.	61,100	1,792,432
Mitsui & Co. Ltd.	3,137,800	72,809,152
Mitsui Chemicals Inc.	203,900	5,895,159
Mitsui E&S Co. Ltd.	116,600	1,015,091
Mitsui Fudosan Co. Ltd.	3,198,600	33,137,047
Mitsui Fudosan Logistics Park Inc.	1,225	3,451,678
Mitsui High-Tec Inc.	174,500	1,361,270
Mitsui Mining & Smelting Co. Ltd.	104,600	3,487,208
Mitsui OSK Lines Ltd.	419,600	13,327,818
Miura Co. Ltd.	94,100	2,185,631
Mixi Inc.	60,000	1,190,797
Mizuho Financial Group Inc.	2,902,050	66,341,282
Mizuho Leasing Co. Ltd.	315,000	2,376,928
Mochida Pharmaceutical Co. Ltd.	62,800	1,475,062
Monex Group Inc.	335,400	1,630,550
Money Forward Inc.(b)	68,400	2,285,649
MonotaRO Co. Ltd.	270,400	3,822,455
Mori Hills REIT Investment Corp.	2,155	1,852,017
Mori Trust REIT Inc.	3,376	1,568,933
Morinaga & Co. Ltd./Japan	174,100	3,341,351
Morinaga Milk Industry Co. Ltd.	87,000	2,087,855
MOS Food Services Inc.	70,500	1,662,322
MS&AD Insurance Group Holdings Inc.	1,545,600	36,436,803
Murata Manufacturing Co. Ltd.	2,051,900	45,650,617
Musashi Seimitsu Industry Co. Ltd.	114,200	1,595,571
Musashino Bank Ltd. (The)	58,000	1,248,655
Nabtesco Corp.	147,400	2,918,060
Nachi-Fujikoshi Corp.	21,300	470,692
Nagase & Co. Ltd.	151,000	3,317,291
Nagoya Railroad Co. Ltd.	283,200	3,446,508
Nakanishi Inc.	125,300	2,164,529
Namura Shipbuilding Co. Ltd.	59,100	766,447
Nankai Electric Railway Co. Ltd.	99,600	1,762,681
Nanto Bank Ltd. (The)	47,600	1,110,749
NEC Corp.	301,800	26,122,189
NEC Networks & System Integration Corp.	135,100	2,488,206
NET One Systems Co. Ltd.	95,200	1,923,637
Nexon Co. Ltd.	391,600	8,434,556
Nextage Co. Ltd.(a)	82,000	1,116,426
NGK Insulators Ltd.	220,500	2,980,061
NH Foods Ltd.	65,800	2,173,449
NHK Spring Co. Ltd.	225,300	2,477,776
Nichias Corp.	118,200	3,681,797
Nichiha Corp.	60,600	1,515,251
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nichirei Corp.	103,500	$2,729,064
Nidec Corp.	509,200	22,400,047
Nifco Inc./Japan	107,200	2,718,076
Nihon Kohden Corp.	171,600	2,644,254
Nihon M&A Center Holdings Inc.	463,300	2,186,629
Nihon Parkerizing Co. Ltd.	159,200	1,314,517
Nikkon Holdings Co. Ltd.	95,100	2,398,611
Nikon Corp.	320,800	3,684,593
Nintendo Co. Ltd.	1,258,100	69,520,579
Nippn Corp., New	146,400	2,301,372
Nippon Accommodations Fund Inc.	396	1,694,481
Nippon Building Fund Inc.	1,701	6,564,585
Nippon Carbon Co. Ltd.	24,900	823,054
Nippon Electric Glass Co. Ltd.	93,100	2,221,542
Nippon Express Holdings Inc.	74,900	3,706,116
Nippon Gas Co. Ltd.	165,800	2,584,481
Nippon Kayaku Co. Ltd.	229,500	1,919,220
Nippon Light Metal Holdings Co. Ltd.	93,090	1,094,091
Nippon Paint Holdings Co. Ltd.	1,134,500	7,242,050
Nippon Paper Industries Co. Ltd.	139,700	904,644
Nippon Prologis REIT Inc.	2,081	3,438,223
Nippon REIT Investment Corp.	970	2,131,682
Nippon Sanso Holdings Corp.	202,600	6,621,320
Nippon Shinyaku Co. Ltd.	60,600	1,385,650
Nippon Shokubai Co. Ltd.	183,100	1,985,382
Nippon Soda Co. Ltd.	63,300	2,275,968
Nippon Steel Corp.	1,027,017	22,298,997
Nippon Telegraph & Telephone Corp.	35,582,900	37,921,166
Nippon Yusen KK	570,600	18,386,946
Nipro Corp.	212,400	1,854,749
Nishimatsu Construction Co. Ltd.	68,500	2,232,653
Nishimatsuya Chain Co. Ltd.	113,600	1,730,334
Nishi-Nippon Financial Holdings Inc.	200,400	2,728,586
Nishi-Nippon Railroad Co. Ltd.	85,800	1,424,669
Nishio Holdings Co. Ltd.	53,800	1,461,733
Nissan Chemical Corp.	138,600	4,472,060
Nissan Motor Co. Ltd.	2,727,700	8,658,059
Nissan Shatai Co. Ltd.	68,900	430,054
Nissha Co. Ltd.	71,700	874,845
Nisshin Oillio Group Ltd. (The)	59,000	2,036,009
Nisshin Seifun Group Inc.	218,600	2,705,051
Nisshinbo Holdings Inc.	229,800	1,683,964
Nissin Foods Holdings Co. Ltd.	224,800	6,683,929
Nissui Corp.	542,300	3,255,105
Niterra Co. Ltd.	173,700	5,144,681
Nitori Holdings Co. Ltd.	96,600	11,813,739
Nitto Boseki Co. Ltd.	41,200	1,559,236
Nitto Denko Corp.	177,100	15,378,207
Nitto Kogyo Corp.	75,000	1,705,225
Noevir Holdings Co. Ltd.	45,600	1,763,088
NOF Corp.	205,200	2,940,614
Nojima Corp.	115,800	1,273,429
NOK Corp.	117,800	1,721,870
Nomura Co. Ltd.	132,200	767,750
Nomura Holdings Inc.	3,611,700	22,268,325
Nomura Micro Science Co. Ltd.	32,600	776,261
Nomura Real Estate Holdings Inc.	105,900	2,960,403
Nomura Real Estate Master Fund Inc.	4,575	4,488,300
Nomura Research Institute Ltd.	421,520	13,013,035
Noritz Corp.	72,800	911,351
North Pacific Bank Ltd.	524,500	1,778,502
NS Solutions Corp.	141,000	3,233,488
Security	Shares	Value
Japan (continued)
NSD Co. Ltd.	147,000	$3,026,069
NSK Ltd.	409,400	2,146,445
NTN Corp.	733,000	1,482,817
NTT Data Group Corp.	742,600	11,565,562
NTT UD REIT Investment Corp.	2,863	2,217,884
Nxera Pharma Co. Ltd.(b)	129,600	1,450,149
Obayashi Corp.	739,700	9,711,760
OBIC Business Consultants Co. Ltd.	36,900	1,561,712
Obic Co. Ltd.	78,800	12,015,666
Odakyu Electric Railway Co. Ltd.	345,800	3,498,517
Ogaki Kyoritsu Bank Ltd. (The)	78,300	1,211,350
Ohsho Food Service Corp.	34,500	2,110,259
Oiles Corp.	61,700	965,963
Oji Holdings Corp.	783,500	3,336,894
Okamoto Industries Inc.	26,300	903,272
Okamura Corp.	148,400	2,183,312
Okasan Securities Group Inc.	341,300	1,652,496
Oki Electric Industry Co. Ltd.	157,400	1,068,187
Okinawa Electric Power Co. Inc. (The)	84,532	624,172
OKUMA Corp.	33,600	1,678,318
Okumura Corp.	85,200	2,909,107
Olympus Corp.	1,433,700	24,751,516
Omron Corp.	217,500	8,067,912
One REIT Inc.	659	1,137,083
Ono Pharmaceutical Co. Ltd.	437,600	6,455,617
Open House Group Co. Ltd.	82,800	2,932,676
Optex Group Co. Ltd.	89,200	1,016,930
Optorun Co. Ltd.	70,300	918,089
Oracle Corp./Japan	35,500	2,897,836
Organo Corp.	51,200	2,322,181
Orient Corp.	119,780	839,923
Oriental Land Co. Ltd./Japan	1,307,600	37,435,938
ORIX Corp.	1,371,500	33,176,091
Orix JREIT Inc.	2,556	2,661,079
Osaka Gas Co. Ltd.	400,900	9,074,028
Osaka Soda Co. Ltd.	17,200	1,128,492
OSAKA Titanium Technologies Co. Ltd.(a)	45,300	742,046
OSG Corp.	118,900	1,640,403
Otsuka Corp.	239,200	5,302,532
Otsuka Holdings Co. Ltd.	492,000	25,076,404
PALTAC Corp.	28,800	883,479
Pan Pacific International Holdings Corp.	443,100	11,560,128
Panasonic Holdings Corp.	2,854,000	23,377,623
Paramount Bed Holdings Co. Ltd.	90,300	1,520,464
Park24 Co. Ltd.(b)	200,300	2,142,926
Penta-Ocean Construction Co. Ltd.	361,100	1,603,088
PeptiDream Inc.(b)	142,200	2,620,447
Persol Holdings Co. Ltd.	1,820,400	3,122,175
Pigeon Corp.	199,100	2,025,837
Pilot Corp.	49,700	1,492,882
PKSHA Technology Inc.(a)(b)	37,100	811,904
Pola Orbis Holdings Inc.	106,500	1,004,393
Prestige International Inc.	214,200	1,016,953
Raito Kogyo Co. Ltd.	95,200	1,381,252
Rakus Co. Ltd.(a)	182,100	2,551,301
Rakuten Bank Ltd., NVS(b)	131,800	2,937,138
Rakuten Group Inc.(b)	1,738,100	10,196,867
Recruit Holdings Co. Ltd.	1,801,200	103,286,736
Relo Group Inc.	149,400	1,785,416
Renesas Electronics Corp.	1,817,000	31,295,777
Rengo Co. Ltd.	213,700	1,490,466
RENOVA Inc.(a)(b)	117,500	720,213

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Resona Holdings Inc.	2,560,300	$18,359,744
Resonac Holdings Corp.	193,600	4,806,256
Resorttrust Inc.	114,500	1,932,735
Ricoh Co. Ltd.	664,000	6,181,378
Ricoh Leasing Co. Ltd.	31,000	1,128,488
Rinnai Corp.	110,400	2,714,521
Rohm Co. Ltd.	361,200	4,924,684
Rohto Pharmaceutical Co. Ltd.	219,600	5,158,165
Rorze Corp.	14,200	2,309,441
Round One Corp.	376,600	2,242,289
Royal Holdings Co. Ltd.(a)	64,300	1,087,383
Ryohin Keikaku Co. Ltd.	282,800	5,332,977
Ryoyo Ryosan Holdings Inc.	41,316	791,755
Saizeriya Co. Ltd.(a)	52,300	2,015,295
Sakai Moving Service Co. Ltd.	50,000	886,249
Sakata Seed Corp.	84,400	1,946,067
Sakura Internet Inc.(a)	26,200	531,490
SAMTY HOLDINGS Co. Ltd. /Japan	90,000	1,644,626
San-A Co. Ltd.	51,100	1,743,698
Sangetsu Corp.	130,600	2,598,358
San-In Godo Bank Ltd. (The)	195,500	1,859,075
Sanken Electric Co. Ltd.	40,800	1,990,997
Sankyo Co. Ltd.	259,000	2,875,929
Sankyu Inc.	56,700	1,936,748
Sanrio Co. Ltd.	231,300	4,910,802
Sansan Inc.(b)	105,000	1,581,219
Santen Pharmaceutical Co. Ltd.	312,300	3,747,969
Sanwa Holdings Corp.	200,300	4,290,473
Sapporo Holdings Ltd.	92,700	3,982,861
Sato Holdings Corp.	52,700	759,396
Sawai Group Holdings Co. Ltd.	48,200	2,115,959
SBI Holdings Inc.	300,100	7,800,690
SCREEN Holdings Co. Ltd.	104,600	8,863,773
SCSK Corp.	147,700	2,907,904
Secom Co. Ltd.	245,600	15,682,235
Sega Sammy Holdings Inc.	244,200	3,954,543
Seibu Holdings Inc.	231,600	4,347,571
Seiko Epson Corp.	344,900	5,970,361
Seiko Group Corp.	54,000	1,614,025
Seino Holdings Co. Ltd.	160,500	2,511,952
Seiren Co. Ltd.(a)	89,200	1,403,696
Sekisui Chemical Co. Ltd.	460,200	6,943,495
Sekisui House Ltd.	699,800	17,534,416
Sekisui House REIT Inc.	6,309	3,333,765
Seria Co. Ltd.	95,900	2,242,829
Seven & i Holdings Co. Ltd.	2,731,200	32,705,444
Seven Bank Ltd.	1,125,000	2,110,551
SG Holdings Co. Ltd.	325,200	3,306,844
Sharp Corp./Japan(b)	346,400	2,017,355
Shibaura Machine Co. Ltd.	52,700	1,295,181
SHIFT Inc.(b)	16,300	1,252,119
Shiga Bank Ltd. (The)	66,400	1,783,343
Shikoku Electric Power Co. Inc.	258,300	2,252,743
Shimadzu Corp.	256,600	7,568,232
Shimamura Co. Ltd.	43,400	2,127,075
Shimano Inc.	93,700	16,622,756
Shimizu Corp.	450,900	2,833,882
Shin-Etsu Chemical Co. Ltd.	2,182,200	96,956,616
Shinko Electric Industries Co. Ltd.	79,600	3,027,547
Shinmaywa Industries Ltd.	117,900	1,159,788
Shionogi & Co. Ltd.	296,000	13,020,765
Ship Healthcare Holdings Inc.	121,500	1,854,650
Security	Shares	Value
Japan (continued)
Shiseido Co. Ltd.	478,500	$14,953,813
Shizuoka Financial Group Inc., NVS	473,100	4,725,461
SHO-BOND Holdings Co. Ltd.	84,800	3,265,865
Shochiku Co. Ltd.(a)	14,700	941,789
Shoei Foods Corp.(a)	33,000	1,118,129
SKY Perfect JSAT Holdings Inc.	311,400	1,832,172
Skylark Holdings Co. Ltd.	231,600	3,173,666
SMC Corp.	69,000	33,572,997
SMS Co. Ltd.	119,700	1,744,711
Socionext Inc.	224,500	4,533,471
SoftBank Corp.	3,417,700	44,583,045
SoftBank Group Corp.	1,251,000	76,451,631
Sohgo Security Services Co. Ltd.	327,600	2,095,432
Sojitz Corp.	260,120	6,152,636
Sompo Holdings Inc.	1,056,600	24,092,504
Sony Group Corp.	1,517,600	134,791,100
Sotetsu Holdings Inc.	141,700	2,324,205
Square Enix Holdings Co. Ltd.	83,000	2,803,069
Stanley Electric Co. Ltd.	108,300	2,126,353
Star Micronics Co. Ltd.	105,700	1,483,338
Subaru Corp.	730,800	14,050,724
Sugi Holdings Co. Ltd.	121,500	2,099,396
SUMCO Corp.	364,200	5,987,589
Sumitomo Bakelite Co. Ltd.	147,400	4,149,592
Sumitomo Chemical Co. Ltd.	1,649,000	4,227,135
Sumitomo Corp.	1,261,400	31,342,688
Sumitomo Electric Industries Ltd.	872,900	13,204,415
Sumitomo Forestry Co. Ltd.	196,700	8,387,868
Sumitomo Heavy Industries Ltd.	123,300	3,311,257
Sumitomo Metal Mining Co. Ltd.	279,600	8,526,142
Sumitomo Mitsui Construction Co. Ltd.	402,580	1,065,334
Sumitomo Mitsui Financial Group Inc.	1,514,300	109,352,025
Sumitomo Mitsui Trust Holdings Inc.	815,400	20,610,730
Sumitomo Osaka Cement Co. Ltd.	53,700	1,512,048
Sumitomo Pharma Co. Ltd.(b)	200,600	556,140
Sumitomo Realty & Development Co. Ltd.	341,200	11,277,591
Sumitomo Rubber Industries Ltd.	200,000	2,083,907
Sumitomo Warehouse Co. Ltd. (The)	135,700	2,551,850
Sundrug Co. Ltd.	68,300	1,896,715
Suntory Beverage & Food Ltd.	147,200	5,286,857
Suruga Bank Ltd.	267,900	2,125,980
Suzuken Co. Ltd.	80,100	2,919,149
Suzuki Motor Corp.	1,906,800	21,913,292
Sysmex Corp.	605,400	9,911,164
Systena Corp.	459,500	1,034,238
T Hasegawa Co. Ltd.	89,700	1,925,992
T&D Holdings Inc.	610,400	11,442,398
Tadano Ltd.	145,800	1,084,112
Taiheiyo Cement Corp.	138,400	3,780,126
Taikisha Ltd.	41,800	1,440,897
Taisei Corp.	194,500	8,260,677
Taiyo Holdings Co. Ltd.	114,300	2,731,650
Taiyo Yuden Co. Ltd.	135,300	4,065,781
Takara Bio Inc.	142,900	1,096,854
Takara Holdings Inc.(a)	407,800	3,093,919
Takasago Thermal Engineering Co. Ltd.	95,800	3,772,882
Takashimaya Co. Ltd.	206,300	3,820,269
Takeda Pharmaceutical Co. Ltd.	1,874,583	52,627,540
Takeuchi Manufacturing Co. Ltd.	79,200	2,533,404
Takuma Co. Ltd.	130,200	1,511,623
Tamron Co. Ltd.	91,400	2,585,176
TDK Corp.	472,200	32,941,757
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
TechnoPro Holdings Inc.	109,900	$2,113,266
Teijin Ltd.	204,300	1,965,984
Terumo Corp.	1,595,400	28,602,889
THK Co. Ltd.	101,200	1,910,650
TIS Inc.	237,800	5,094,016
Toagosei Co. Ltd.	183,700	1,967,952
Tobu Railway Co. Ltd.	204,200	3,586,969
Toda Corp.	293,400	2,120,470
Toei Animation Co. Ltd.	60,000	930,495
Toei Co. Ltd.	62,000	1,597,334
Toho Bank Ltd. (The)	515,300	1,081,395
Toho Co. Ltd./Tokyo	100,800	3,619,952
Toho Gas Co. Ltd.	107,500	3,320,277
Toho Holdings Co. Ltd.	93,800	2,727,558
Toho Titanium Co. Ltd.	106,500	973,761
Tohoku Electric Power Co. Inc.	475,700	4,044,718
Tokai Carbon Co. Ltd.	247,900	1,588,669
Tokai Rika Co. Ltd.	87,200	1,183,343
Tokai Tokyo Financial Holdings Inc.	476,900	1,863,758
Tokio Marine Holdings Inc.	2,267,900	88,976,761
Tokuyama Corp.	99,500	1,950,542
Tokyo Century Corp.	171,700	1,828,978
Tokyo Electric Power Co. Holdings Inc.(b)	1,849,200	9,262,199
Tokyo Electron Ltd.	576,500	120,631,098
Tokyo Gas Co. Ltd.	425,900	9,331,310
Tokyo Kiraboshi Financial Group Inc.	36,700	1,106,083
Tokyo Ohka Kogyo Co. Ltd.	146,500	3,770,883
Tokyo Seimitsu Co. Ltd.	55,500	3,825,694
Tokyo Steel Manufacturing Co. Ltd.	150,300	1,912,130
Tokyo Tatemono Co. Ltd.	168,600	2,941,161
Tokyotokeiba Co. Ltd.	31,900	894,136
Tokyu Construction Co. Ltd.	207,100	1,089,004
Tokyu Corp.	555,600	6,731,305
Tokyu Fudosan Holdings Corp.	733,400	5,295,355
Tokyu REIT Inc.	1,919	1,940,393
TOMONY Holdings Inc.	271,900	777,201
Tomy Co. Ltd.	195,300	4,431,444
Topcon Corp.	191,100	1,976,563
Toppan Holdings Inc.	274,700	7,770,203
Toray Industries Inc.	1,461,300	7,597,375
Toridoll Holdings Corp.(a)	93,400	2,442,663
Toshiba TEC Corp.	49,200	1,102,824
Tosoh Corp.	264,500	3,598,077
Totetsu Kogyo Co. Ltd.	53,600	1,161,490
TOTO Ltd.	155,600	4,284,475
Towa Corp.	28,800	1,658,916
Towa Pharmaceutical Co. Ltd.	74,400	1,522,219
Toyo Seikan Group Holdings Ltd.	168,400	2,891,478
Toyo Suisan Kaisha Ltd.	105,300	7,070,467
Toyo Tire Corp.	147,000	2,398,429
Toyobo Co. Ltd.	135,700	931,694
Toyoda Gosei Co. Ltd.	102,500	1,871,515
Toyota Boshoku Corp.	125,200	1,687,154
Toyota Industries Corp.	176,800	14,863,593
Toyota Motor Corp.	12,893,400	247,691,950
Toyota Tsusho Corp.	762,100	15,236,679
Trend Micro Inc./Japan	161,600	7,745,890
Tri Chemical Laboratories Inc.	75,800	1,870,353
Trusco Nakayama Corp.	76,300	1,235,130
TS Tech Co. Ltd.	131,700	1,746,462
Tsubakimoto Chain Co.	50,900	2,201,186
Tsuburaya Fields Holdings Inc.(a)	82,200	864,895
Security	Shares	Value
Japan (continued)
Tsumura & Co.	95,600	$2,534,673
Tsuruha Holdings Inc.	41,500	2,571,086
UACJ Corp.	56,000	1,594,452
UBE Corp.	127,100	2,270,959
Ulvac Inc.	66,700	4,087,169
Unicharm Corp.	477,300	15,989,835
United Urban Investment Corp.	2,853	2,730,890
Universal Entertainment Corp.	39,100	398,845
Ushio Inc.	172,000	2,466,406
USS Co. Ltd.	496,100	4,474,577
UT Group Co. Ltd.	51,200	1,109,068
Valor Holdings Co. Ltd.	53,200	904,846
Vector Inc.	87,500	576,458
Visional Inc.(b)	38,800	2,048,549
Wacom Co. Ltd.	348,300	1,679,651
Welcia Holdings Co. Ltd.	139,200	1,868,637
West Holdings Corp.	48,800	752,027
West Japan Railway Co.	513,600	10,111,260
Yakult Honsha Co. Ltd.	295,200	6,053,198
Yamada Holdings Co. Ltd.	827,500	2,510,667
Yamaguchi Financial Group Inc.	286,000	3,555,246
Yamaha Corp.	144,800	3,441,765
Yamaha Motor Co. Ltd.	1,079,200	10,049,485
Yamato Holdings Co. Ltd.	284,900	3,460,134
Yamato Kogyo Co. Ltd.	68,400	3,614,711
Yamazaki Baking Co. Ltd.	161,500	3,993,178
Yaoko Co. Ltd.	38,400	2,348,564
Yaskawa Electric Corp.	284,300	9,894,725
Yokogawa Electric Corp.	252,400	6,388,808
Yokohama Rubber Co. Ltd. (The)	145,400	3,304,846
Yoshinoya Holdings Co. Ltd.(a)	130,300	2,507,324
Zenkoku Hosho Co. Ltd.(a)	62,800	2,597,685
Zensho Holdings Co. Ltd.	125,500	5,108,326
Zeon Corp.	195,600	1,727,553
Zojirushi Corp.	105,100	1,052,500
ZOZO Inc.	134,700	3,943,333
		6,015,605,952
Kuwait — 0.2%
Agility Public Warehousing Co. KSC	1,886,078	1,693,654
Boubyan Bank KSCP	2,503,237	4,848,445
Boubyan Petrochemicals Co. KSCP	885,126	1,686,932
Gulf Bank KSCP	3,882,599	3,950,565
Humansoft Holding Co. KSC	154,418	1,332,105
Kuwait Finance House KSCP	12,517,465	30,187,478
Mabanee Co. KPSC	1,218,640	3,347,320
Mobile Telecommunications Co. KSCP	2,861,488	4,271,510
National Bank of Kuwait SAKP	10,050,913	29,801,673
National Industries Group Holding SAK	4,441,193	3,271,667
		84,391,349
Malaysia — 0.5%
AFFIN Bank Bhd	373,000	247,739
Alliance Bank Malaysia Bhd	1,827,400	1,639,611
AMMB Holdings Bhd	2,566,600	2,521,910
Axiata Group Bhd	3,427,700	1,792,491
British American Tobacco Malaysia Bhd(a)	181,000	328,718
Bursa Malaysia Bhd	1,191,100	2,479,901
Carlsberg Brewery Malaysia Bhd	222,900	909,162
CELCOMDIGI Bhd	4,004,400	3,314,274
CIMB Group Holdings Bhd	8,515,100	13,768,301
Dialog Group Bhd	5,275,578	2,918,859
Fraser & Neave Holdings Bhd	174,600	1,171,980

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
Gamuda Bhd	2,764,000	$4,726,738
Gas Malaysia Bhd	141,200	109,715
Genting Bhd	2,360,300	2,432,194
Genting Malaysia Bhd	3,585,500	2,031,590
Hartalega Holdings Bhd(b)	2,161,800	1,435,083
Hibiscus Petroleum Bhd	1,331,480	697,791
Hong Leong Bank Bhd	637,800	2,677,926
IHH Healthcare Bhd	2,921,700	4,006,249
IJM Corp. Bhd	4,022,700	3,068,333
Inari Amertron Bhd	4,649,700	3,833,566
IOI Corp. Bhd	2,396,400	1,993,819
Kossan Rubber Industries Bhd(a)	2,137,300	986,196
KPJ Healthcare Bhd	4,080,300	1,653,517
Kuala Lumpur Kepong Bhd(a)	450,900	2,070,317
Malayan Banking Bhd	7,009,300	15,591,478
Malaysia Airports Holdings Bhd	1,262,700	2,815,562
Malaysian Resources Corp. Bhd	4,570,200	618,079
Maxis Bhd(a)	2,766,000	2,125,145
MISC Bhd	1,293,300	2,474,286
MR DIY Group M Bhd(c)	7,156,450	3,272,251
My EG Services Bhd	13,445,100	2,900,955
Nationgate Holdings Bhd, NVS	1,216,800	560,083
Nestle Malaysia Bhd	95,100	2,249,482
Pentamaster Corp. Bhd	1,519,100	1,619,646
Petronas Chemicals Group Bhd(a)	3,074,300	3,882,232
Petronas Dagangan Bhd	343,000	1,324,370
Petronas Gas Bhd	847,100	3,357,766
PPB Group Bhd	958,780	3,096,407
Press Metal Aluminium Holdings Bhd	4,490,800	5,243,345
Public Bank Bhd	17,295,000	15,855,380
QL Resources Bhd	2,419,600	3,521,045
RHB Bank Bhd	2,628,698	3,267,518
Sam Engineering & Equipment M Bhd	236,500	293,405
Sime Darby Bhd	3,550,600	2,011,029
Sime Darby Plantation Bhd	2,946,000	2,868,632
Sime Darby Property Bhd	6,690,400	2,306,125
SP Setia Bhd Group	1,678,900	585,890
Sunway REIT(a)	4,272,000	1,506,644
Supermax Corp. Bhd(a)	2,489,177	487,596
Telekom Malaysia Bhd	1,539,800	2,338,431
Tenaga Nasional Bhd	2,913,100	8,927,293
TIME dotCom Bhd	1,888,600	2,112,831
Top Glove Corp. Bhd(b)	6,651,800	1,492,628
VS Industry Bhd	5,546,700	1,462,574
Yinson Holdings Bhd	3,553,340	1,848,402
YTL Corp. Bhd	5,558,200	4,133,958
YTL Power International Bhd	3,823,900	3,888,094
		172,854,542
Mexico — 0.6%
Alfa SAB de CV, Class A	2,430,300	1,397,054
Alsea SAB de CV	717,800	2,167,154
America Movil SAB de CV	23,346,100	19,497,897
Arca Continental SAB de CV	505,000	4,969,497
Banco del Bajio SA(c)	808,200	2,408,420
Bolsa Mexicana de Valores SAB de CV	683,500	1,063,899
Cemex SAB de CV, NVS	20,046,212	12,954,559
Coca-Cola Femsa SAB de CV	521,600	4,733,063
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	1,301,000	800,948
Corp Inmobiliaria Vesta SAB de CV	1,116,700	3,270,203
FIBRA Macquarie Mexico(c)	1,266,063	2,114,069
Fibra Uno Administracion SA de CV	4,196,400	5,333,624
Security	Shares	Value
Mexico (continued)
Fomento Economico Mexicano SAB de CV	2,355,300	$26,009,308
GCC SAB de CV	202,900	1,722,761
Genomma Lab Internacional SAB de CV, Class B	916,500	946,458
Gentera SAB de CV	1,447,100	1,715,766
Gruma SAB de CV, Class B	216,480	4,047,250
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	327,812	2,814,140
Grupo Aeroportuario del Pacifico SAB de CV, Class B	493,180	7,868,486
Grupo Aeroportuario del Sureste SAB de CV, Class B	246,055	7,419,553
Grupo Bimbo SAB de CV, Series A	1,855,900	6,491,815
Grupo Carso SAB de CV, Series A1	628,500	4,041,345
Grupo Financiero Banorte SAB de CV, Class O	3,138,300	23,516,616
Grupo Financiero Inbursa SAB de CV, Class O(b)	2,683,800	6,535,559
Grupo Mexico SAB de CV, Series B	3,836,500	21,621,625
Grupo Televisa SAB, CPO(a)	2,818,500	1,245,035
Industrias Penoles SAB de CV(b)	218,320	3,189,434
Kimberly-Clark de Mexico SAB de CV, Class A	1,825,200	3,246,585
Megacable Holdings SAB de CV, CPO	173,300	407,322
Nemak SAB de CV(b)(c)	2,071,977	282,477
Operadora De Sites Mexicanos SAB de CV	2,324,855	2,016,513
Orbia Advance Corp. SAB de CV	1,210,178	1,553,076
Prologis Property Mexico SA de CV	924,618	3,086,857
Promotora y Operadora de Infraestructura SAB de CV	320,895	3,013,805
Qualitas Controladora SAB de CV	323,800	2,984,779
Regional SAB de CV	289,900	2,104,035
TF Administradora Industrial S de Real de CV	211,800	455,522
Wal-Mart de Mexico SAB de CV	6,398,900	21,280,438
		220,326,947
Netherlands — 2.9%
Aalberts NV	131,531	5,029,431
ABN AMRO Bank NV, CVA(c)	537,869	9,389,499
Adyen NV(b)(c)	26,498	32,413,364
Aegon Ltd.	1,812,576	11,729,637
AerCap Holdings NV	257,041	24,149,002
Akzo Nobel NV	208,939	12,919,160
Alfen NV(a)(b)(c)	33,287	615,432
Allfunds Group PLC	446,544	2,683,930
AMG Critical Materials NV	45,196	768,862
Arcadis NV	99,574	7,111,688
ASM International NV	54,586	37,556,313
ASML Holding NV	487,706	454,137,835
ASR Nederland NV	187,384	9,414,592
Basic-Fit NV(a)(b)(c)	61,933	1,498,260
BE Semiconductor Industries NV	95,753	12,335,343
Brunel International NV(a)	38,650	440,627
Coca-Cola Europacific Partners PLC	267,389	19,725,286
Corbion NV	83,179	1,861,988
DSM-Firmenich AG	227,639	29,062,419
Eurocommercial Properties NV	83,156	2,071,194
EXOR NV, NVS	122,864	12,595,084
Flow Traders Ltd., NVS(a)	38,689	644,966
Fugro NV	143,671	3,837,162
Heineken Holding NV	168,762	12,436,149
Heineken NV	348,099	30,890,566
IMCD NV	72,620	10,442,279
ING Groep NV	4,029,368	73,136,831
InPost SA(b)	296,878	5,143,570
JDE Peet's NV	113,282	2,491,150
Just Eat Takeaway.com NV(a)(b)(c)	248,018	3,160,835
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Koninklijke Ahold Delhaize NV	1,141,734	$36,781,177
Koninklijke KPN NV	4,818,665	18,986,427
Koninklijke Philips NV(b)	979,013	27,500,164
Koninklijke Vopak NV	89,739	4,008,917
NN Group NV	321,007	16,109,466
OCI NV	123,601	2,978,832
Pharming Group NV(a)(b)	1,422,196	1,231,094
PostNL NV	674,733	996,245
Prosus NV	1,738,833	60,656,201
Randstad NV	122,515	5,967,088
Royal BAM Group NV	513,246	2,127,083
SBM Offshore NV	125,963	2,041,388
Signify NV(c)	142,020	3,515,617
TKH Group NV	51,708	2,265,933
TomTom NV(a)(b)	149,026	817,651
Universal Music Group NV	1,001,198	23,853,015
Van Lanschot Kempen NV	56,412	2,441,471
Vastned Retail NV	37,764	956,360
Wereldhave NV	65,887	988,302
Wolters Kluwer NV	301,295	50,439,581
		1,094,354,466
New Zealand — 0.2%
Air New Zealand Ltd.	1,604,013	553,684
Auckland International Airport Ltd.	1,362,911	6,067,300
Contact Energy Ltd.	939,436	4,752,394
EBOS Group Ltd.	189,471	4,059,491
Fisher & Paykel Healthcare Corp. Ltd.	724,159	13,979,768
Fletcher Building Ltd.	1,023,077	1,899,719
Goodman Property Trust	1,521,433	1,869,818
Infratil Ltd.	1,087,659	6,987,412
Kiwi Property Group Ltd.	1,735,560	932,110
Mercury NZ Ltd.	977,392	4,002,060
Meridian Energy Ltd.	1,744,111	6,747,048
Ryman Healthcare Ltd.(b)	812,962	2,197,505
Spark New Zealand Ltd.	2,382,136	6,122,048
		60,170,357
Norway — 0.5%
Aker ASA, Class A	39,016	2,288,743
Aker BP ASA	399,656	9,677,348
Atea ASA	174,343	2,320,184
Austevoll Seafood ASA	172,134	1,421,595
Bakkafrost P/F	58,720	3,067,220
Borr Drilling Ltd.(a)	319,923	2,173,668
Borregaard ASA	183,916	3,152,191
BW Offshore Ltd.	250,263	697,303
Cavendish Hydrogen ASA(a)(b)	61,384	104,668
Crayon Group Holding ASA(a)(b)(c)	106,217	1,267,218
DNB Bank ASA	1,068,306	22,071,242
DNO ASA	1,499,269	1,526,788
Elkem ASA(b)(c)	385,640	804,807
Entra ASA(b)(c)	133,265	1,498,024
Equinor ASA	1,066,904	28,251,826
Europris ASA(c)	377,516	2,252,507
Flex LNG Ltd.	90,449	2,438,921
Frontline PLC, NVS	183,689	4,527,155
Gjensidige Forsikring ASA	186,356	3,152,728
Golden Ocean Group Ltd.	206,327	2,564,290
Grieg Seafood ASA(a)	151,472	883,654
Hafnia Ltd.	428,312	3,393,705
Hoegh Autoliners ASA	167,776	1,833,893
Kongsberg Gruppen ASA	115,368	11,600,787
Security	Shares	Value
Norway (continued)
Leroy Seafood Group ASA	326,320	$1,417,664
Mowi ASA	544,343	9,187,699
MPC Container Ships ASA	791,088	1,659,724
NEL ASA(a)(b)	3,067,460	1,652,693
Nordic Semiconductor ASA(b)	241,529	2,987,316
Norsk Hydro ASA	1,518,577	8,423,328
Norwegian Air Shuttle ASA(a)(b)	1,143,413	1,193,274
Orkla ASA	869,569	7,338,721
Protector Forsikring ASA	106,469	2,200,287
Salmar ASA	84,301	4,850,243
Scatec ASA(b)(c)	171,886	1,387,402
Schibsted ASA, Class A	95,921	2,757,028
Schibsted ASA, Class B	116,579	3,169,150
Seadrill Ltd.(b)	52,349	2,882,703
SpareBank 1 SMN	172,631	2,576,823
SpareBank 1 SR-Bank ASA	265,654	3,410,361
Storebrand ASA	522,459	5,243,900
Subsea 7 SA	292,027	5,617,144
Telenor ASA	771,959	9,197,906
TGS ASA	293,066	3,583,651
TOMRA Systems ASA	303,905	5,009,355
Wallenius Wilhelmsen ASA	165,765	1,541,324
Yara International ASA	190,868	5,437,132
		205,695,293
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	237,400	3,679,700
Credicorp Ltd.	78,910	13,465,203
Southern Copper Corp.	103,817	11,067,930
		28,212,833
Philippines — 0.2%
Alliance Global Group Inc.	3,269,600	502,968
Ayala Corp.	332,695	3,346,529
Ayala Land Inc.	9,849,230	4,986,576
Bank of the Philippine Islands	2,214,931	4,602,464
BDO Unibank Inc.	3,433,602	8,076,841
Bloomberry Resorts Corp.(b)	7,645,800	1,083,173
Converge Information and Communications Technology Solutions Inc.(b)	3,297,100	653,022
GT Capital Holdings Inc.	114,748	1,159,756
International Container Terminal Services Inc.	1,488,530	9,077,724
JG Summit Holdings Inc.	4,145,517	1,974,208
Jollibee Foods Corp.	662,660	2,615,103
Manila Electric Co.	378,470	2,528,515
Manila Water Co. Inc.	2,766,700	1,285,507
Megaworld Corp.	8,590,500	266,358
Metropolitan Bank & Trust Co.	2,317,347	2,726,849
PLDT Inc.	98,860	2,566,966
Semirara Mining & Power Corp., Class A	462,200	264,847
SM Investments Corp.	343,285	5,350,253
SM Prime Holdings Inc.	13,691,300	6,764,799
Universal Robina Corp.	1,196,750	2,439,607
		62,272,065
Poland — 0.3%
Alior Bank SA	152,751	3,661,361
Allegro.eu SA (b)(c)	648,843	5,960,285
Asseco Poland SA(a)	127,391	2,700,078
Bank Millennium SA(b)	991,758	2,273,686
Bank Polska Kasa Opieki SA	216,739	8,780,337
Budimex SA	15,124	2,433,922
CCC SA(b)	65,606	2,085,934
CD Projekt SA	84,921	3,408,853

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Poland (continued)
Cyfrowy Polsat SA(b)	383,497	$1,254,588
Dino Polska SA(b)(c)	67,668	6,009,318
Enea SA(b)	278,887	775,370
Eurocash SA	80,374	237,381
Grupa Azoty SA(a)(b)	73,664	335,452
Grupa Kety SA	11,521	2,389,900
KGHM Polska Miedz SA	159,746	5,491,597
KRUK SA	21,311	2,385,146
LPP SA	1,268	4,861,442
mBank SA(b)	19,847	3,120,053
Orange Polska SA	874,770	1,752,685
ORLEN SA	743,604	12,125,245
PGE Polska Grupa Energetyczna SA(b)	1,193,441	2,197,339
Powszechna Kasa Oszczednosci Bank Polski SA	1,081,689	16,075,439
Powszechny Zaklad Ubezpieczen SA	733,161	8,978,377
Santander Bank Polska SA	39,830	5,248,732
Tauron Polska Energia SA(b)	1,311,404	1,256,582
		105,799,102
Portugal — 0.1%
Altri SGPS SA	213,023	1,158,484
Banco Comercial Portugues SA, Class R	10,094,087	4,255,188
CTT-Correios de Portugal SA	184,438	833,500
EDP Renovaveis SA	334,670	5,202,791
EDP SA	3,539,980	14,589,905
Galp Energia SGPS SA	577,858	12,150,279
Greenvolt Energias Renovaveis SA(a)(b)	163,071	1,468,343
Jeronimo Martins SGPS SA	321,779	5,624,162
Navigator Co. SA (The)	438,105	1,777,581
NOS SGPS SA	514,589	1,979,829
REN - Redes Energeticas Nacionais SGPS SA	788,250	1,998,998
Sonae SGPS SA	2,454,970	2,504,107
		53,543,167
Qatar — 0.2%
Barwa Real Estate Co.	3,532,816	2,691,227
Commercial Bank PSQC (The)	3,606,397	4,131,908
Doha Bank QPSC	2,266,514	920,645
Dukhan Bank	3,329,782	3,417,517
Industries Qatar QSC	2,126,808	7,640,189
Masraf Al Rayan QSC	7,568,630	4,833,255
Mesaieed Petrochemical Holding Co.	5,605,228	2,569,689
Ooredoo QPSC	1,128,485	3,233,082
Qatar Aluminum Manufacturing Co.	5,431,205	1,935,893
Qatar Electricity & Water Co. QSC	838,397	3,535,202
Qatar Fuel QSC	159,780	645,691
Qatar Gas Transport Co. Ltd.	3,027,796	3,740,519
Qatar International Islamic Bank QSC	925,671	2,646,950
Qatar Islamic Bank QPSC	2,074,510	11,196,378
Qatar National Bank QPSC	5,465,164	22,880,964
Qatar Navigation QSC	621,744	2,019,922
United Development Co. QSC	2,244,467	677,250
Vodafone Qatar QSC	5,718,268	2,649,451
		81,365,732
Russia — 0.0%
Aeroflot PJSC(b)(d)	2,248,580	265
Alrosa PJSC(b)(d)	2,008,230	236
Detsky Mir PJSC(b)(c)(d)	1,459,210	172
Gazprom PJSC(b)(d)	12,460,440	1,466
GMK Norilskiy Nickel PAO(b)(d)	6,701,000	8
Inter RAO UES PJSC(b)(d)	41,474,100	4,879
LUKOIL PJSC(b)(d)	449,912	53
Mobile TeleSystems PJSC(b)(d)	1,079,812	127
Security	Shares	Value
Russia (continued)
Moscow Exchange MICEX-RTS PJSC(b)(d)	1,165,970	$137
Novatek PJSC(b)(d)	970,220	114
Novolipetsk Steel PJSC(b)(d)	1,277,300	150
Ozon Holdings PLC, ADR(b)(d)	48,614	6
PhosAgro PJSC(b)(d)	54,047	6
PhosAgro PJSC, GDR(b)(d)(e)	2	—
PhosAgro PJSC, New(b)(d)	1,044	10
Polyus PJSC(b)(d)	29,956	4
Rosneft Oil Co. PJSC(b)(d)	1,203,679	142
Rostelecom PJSC(b)(d)	1,886,690	222
Sberbank of Russia PJSC(b)(d)	10,330,470	1,215
Severstal PAO(b)(d)	165,788	20
Sistema AFK PAO(d)	5,373,780	632
Surgutneftegas PJSC(b)(d)	7,375,600	868
Tatneft PJSC(b)(d)	1,491,585	175
TCS Group Holding PLC, GDR(b)(d)(e)	134,948	16
Unipro PJSC(b)(d)	16,577,000	1,950
United Co. RUSAL International PJSC(b)(d)	2,395,510	282
VK Co. Ltd.(b)(d)	113,735	13
VTB Bank PJSC(b)(d)	687,174	—
X5 Retail Group NV, GDR(b)(d)	128,602	15
Yandex NV(b)(d)	338,783	40
		13,223
Saudi Arabia — 1.1%
Abdullah Al Othaim Markets Co.	785,404	2,450,682
ACWA Power Co.	178,421	18,784,161
Ades Holding Co.(b)	457,849	2,489,437
Advanced Petrochemical Co.(b)	205,608	2,192,041
Al Hammadi Holding	104,610	1,308,461
Al Rajhi Bank	2,392,311	54,546,555
Al Rajhi Co. for Co-operative Insurance(b)	57,722	3,359,072
Aldrees Petroleum and Transport Services Co.	101,977	3,065,915
Alinma Bank	1,641,790	14,180,235
Almarai Co. JSC	239,153	3,851,743
Alujain Corp.(b)	101,993	1,137,665
Arab National Bank	1,007,015	5,759,859
Arabian Contracting Services Co.	15,507	934,878
Arabian Internet & Communications Services Co.	27,926	2,189,086
Arriyadh Development Co.	261,587	1,664,648
Astra Industrial Group	63,077	2,685,432
Bank AlBilad	903,165	8,852,201
Bank Al-Jazira(b)	727,032	3,332,538
Banque Saudi Fransi	723,809	7,137,880
Bupa Arabia for Cooperative Insurance Co.	92,198	5,661,776
Catrion Catering Holding Co.	93,686	2,897,306
City Cement Co.	209,134	1,005,118
Co. for Cooperative Insurance (The)	129,403	4,965,312
Dallah Healthcare Co.	56,746	2,504,634
Dar Al Arkan Real Estate Development Co.(b)	870,360	3,140,988
Dr Sulaiman Al Habib Medical Services Group Co.	105,641	8,109,120
Electrical Industries Co.	603,336	1,095,357
Elm Co.	30,657	7,476,474
Emaar Economic City(b)	858,144	1,647,018
Etihad Atheeb Telecommunication Co.(b)	28,768	720,753
Etihad Etisalat Co.	503,287	6,990,836
Jarir Marketing Co.	719,060	2,489,250
Leejam Sports Co. JSC	54,672	2,912,775
Middle East Healthcare Co.(b)	77,886	1,641,125
Mobile Telecommunications Co. Saudi Arabia	750,446	2,177,484
Mouwasat Medical Services Co.	173,328	5,577,083
Nahdi Medical Co.	53,008	1,876,825
National Agriculture Development Co. (The)(b)	294,031	2,257,015
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
National Gas & Industrialization Co.	113,320	$3,216,495
National Industrialization Co.(b)	580,541	1,722,253
Power & Water Utility Co. for Jubail & Yanbu	135,531	2,224,629
Riyad Bank	1,737,592	12,711,156
SABIC Agri-Nutrients Co.	300,169	9,418,835
Sahara International Petrochemical Co.	524,419	3,990,639
SAL Saudi Logistics Services	28,435	2,382,862
Saudi Arabian Mining Co.(b)	1,596,897	18,335,975
Saudi Arabian Oil Co.(c)	4,406,556	32,418,259
Saudi Aramco Base Oil Co.	62,227	2,157,794
Saudi Awwal Bank	1,175,716	12,301,880
Saudi Basic Industries Corp.	1,068,070	22,432,345
Saudi Cement Co.	114,311	1,299,439
Saudi Chemical Co. Holding	1,028,350	3,096,758
Saudi Electricity Co.	1,110,688	5,060,651
Saudi Ground Services Co.(b)	213,198	2,909,497
Saudi Industrial Investment Group	389,368	2,119,918
Saudi Investment Bank (The)	493,845	1,682,185
Saudi Kayan Petrochemical Co.(b)	996,283	2,166,338
Saudi National Bank (The)	3,648,927	36,870,072
Saudi Public Transport Co.(b)	183,000	901,173
Saudi Real Estate Co.(b)	187,135	1,119,540
Saudi Research & Media Group(b)	50,431	3,508,929
Saudi Tadawul Group Holding Co.	50,721	3,129,928
Saudi Telecom Co.	2,308,414	23,711,853
Saudia Dairy & Foodstuff Co.	34,334	3,142,914
Savola Group (The)(b)	293,732	3,573,011
Seera Group Holding(b)	355,346	2,349,520
Southern Province Cement Co.	97,807	935,108
United Electronics Co.	105,323	2,579,504
United International Transportation Co.	107,097	2,553,175
Yamama Cement Co.	227,798	2,017,581
Yanbu Cement Co.	168,518	1,165,554
Yanbu National Petrochemical Co.	293,298	3,162,106
		437,436,614
Singapore — 1.0%
AEM Holdings Ltd.(a)(b)	763,325	963,033
BW LPG Ltd.(c)	131,416	2,135,543
CapitaLand Ascendas REIT	4,281,348	8,740,622
CapitaLand Ascott Trust	3,449,765	2,329,212
CapitaLand China Trust(a)	2,856,441	1,475,440
CapitaLand Integrated Commercial Trust	6,316,628	9,866,803
CapitaLand Investment Ltd./Singapore(a)	2,917,500	5,915,327
CDL Hospitality Trusts(a)	2,441,181	1,766,241
City Developments Ltd.(a)	757,500	3,019,891
ComfortDelGro Corp. Ltd.	2,286,500	2,398,803
DBS Group Holdings Ltd.	2,409,800	66,036,739
ESR-LOGOS REIT	14,685,247	3,021,204
First Resources Ltd.	1,155,500	1,281,745
Frasers Centrepoint Trust	2,069,762	3,429,018
Frasers Hospitality Trust	1,831,900	575,595
Frasers Logistics & Commercial Trust(a)	3,127,713	2,324,920
Genting Singapore Ltd.	6,042,800	3,839,915
Golden Agri-Resources Ltd.(a)	9,728,900	2,001,532
Grab Holdings Ltd., Class A(b)	2,521,854	8,322,118
Hutchison Port Holdings Trust, Class U	8,410,500	1,026,081
iFAST Corp. Ltd.	296,000	1,661,001
Keppel DC REIT(a)	2,024,163	3,073,287
Keppel Infrastructure Trust(a)	9,579,736	3,447,960
Keppel Ltd.	1,682,500	8,373,576
Keppel REIT(a)	3,358,680	2,201,595
Mapletree Industrial Trust	2,469,460	4,284,787
Security	Shares	Value
Singapore (continued)
Mapletree Logistics Trust(a)	4,083,956	$3,959,454
Mapletree Pan Asia Commercial Trust	2,416,993	2,324,666
NetLink NBN Trust	6,020,400	3,828,338
Oversea-Chinese Banking Corp. Ltd.	3,972,650	44,218,156
Parkway Life REIT	1,057,800	2,877,749
Raffles Medical Group Ltd.(a)	1,560,000	1,097,030
SATS Ltd.	1,597,497	3,927,161
Sea Ltd., ADR(b)	448,706	29,479,984
Seatrium Ltd.(b)	2,745,789	3,457,605
Sembcorp Industries Ltd.	1,235,900	4,419,046
Sheng Siong Group Ltd.	2,082,100	2,398,037
SIA Engineering Co. Ltd.	600,600	1,029,437
Singapore Airlines Ltd.(a)	1,762,900	9,212,756
Singapore Exchange Ltd.	1,024,600	7,554,275
Singapore Post Ltd.	2,653,000	873,285
Singapore Technologies Engineering Ltd.	1,946,700	6,445,090
Singapore Telecommunications Ltd.	9,973,500	23,105,280
Starhill Global REIT	4,525,700	1,675,934
StarHub Ltd.	836,100	794,379
Suntec REIT(a)	2,633,800	2,330,687
United Overseas Bank Ltd.	1,521,900	36,904,067
UOL Group Ltd.	501,800	2,027,431
Venture Corp. Ltd.(a)	229,700	2,600,289
Wilmar International Ltd.	2,033,000	4,847,757
Yangzijiang Financial Holding Ltd.	2,719,000	693,446
Yangzijiang Shipbuilding Holdings Ltd.	3,215,400	6,483,083
Yanlord Land Group Ltd.(a)(b)	925,900	311,704
		362,388,114
South Africa — 0.9%
Absa Group Ltd.	993,069	8,713,380
Adcock Ingram Holdings Ltd.	117,088	371,081
AECI Ltd.	241,092	1,401,843
African Rainbow Minerals Ltd.	221,941	2,632,217
Anglo American Platinum Ltd.	73,853	2,866,633
Anglogold Ashanti PLC, NVS	502,094	14,458,061
Aspen Pharmacare Holdings Ltd.	459,305	6,351,712
AVI Ltd.	479,631	2,575,676
Barloworld Ltd.	309,308	1,578,596
Bid Corp. Ltd.	437,609	10,892,109
Bidvest Group Ltd. (The)	365,159	5,488,036
Capitec Bank Holdings Ltd.	107,926	16,831,701
Clicks Group Ltd.	316,681	6,155,392
Coronation Fund Managers Ltd.	234,318	481,051
Dis-Chem Pharmacies Ltd.(a)(c)	485,815	954,691
Discovery Ltd.	624,894	4,899,649
Exxaro Resources Ltd.	317,803	3,404,973
FirstRand Ltd.	5,944,384	26,710,569
Foschini Group Ltd. (The)	423,282	3,124,094
Gold Fields Ltd.	1,109,635	19,318,333
Grindrod Ltd.	340,000	290,482
Growthpoint Properties Ltd.	3,402,555	2,305,424
Harmony Gold Mining Co. Ltd.	684,746	6,714,346
Impala Platinum Holdings Ltd.	1,084,591	5,571,771
Investec Ltd.	444,818	3,473,061
JSE Ltd.	192,033	1,122,938
Kumba Iron Ore Ltd.	83,156	1,813,977
Life Healthcare Group Holdings Ltd.	1,824,478	1,337,366
Momentum Metropolitan Holdings	1,680,374	2,474,544
Motus Holdings Ltd.	301,554	1,709,399
Mr. Price Group Ltd.	300,775	3,572,142
MTN Group Ltd.	2,050,104	8,895,692
MultiChoice Group(b)	447,382	2,684,906

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Naspers Ltd., Class N	219,588	$42,467,264
Nedbank Group Ltd.	498,120	7,628,534
NEPI Rockcastle NV	608,587	4,602,037
Netcare Ltd.	1,667,277	1,192,667
Ninety One Ltd.	267,376	583,860
Northam Platinum Holdings Ltd.	448,595	3,513,881
Oceana Group Ltd.	82,548	316,074
Old Mutual Ltd.	5,682,688	3,844,102
OUTsurance Group Ltd., NVS	1,214,196	3,220,078
Pepkor Holdings Ltd.(c)	1,725,214	1,936,135
Pick n Pay Stores Ltd.(a)(b)	782,022	998,326
Redefine Properties Ltd.(a)	7,815,985	1,828,200
Reinet Investments SCA	199,409	5,369,399
Remgro Ltd.	553,457	4,254,136
Resilient REIT Ltd.	525,300	1,449,352
Reunert Ltd.	350,150	1,380,413
Sanlam Ltd.	2,228,948	9,980,547
Sappi Ltd.	818,170	2,383,714
Sasol Ltd.	666,731	5,406,357
Shoprite Holdings Ltd.	622,647	10,434,133
Sibanye Stillwater Ltd.	3,307,703	3,777,032
SPAR Group Ltd. (The)(b)	284,276	1,958,441
Standard Bank Group Ltd.	1,583,798	19,303,494
Super Group Ltd./South Africa	712,031	1,190,093
Telkom SA SOC Ltd.(b)	596,370	773,949
Thungela Resources Ltd.	176,944	1,173,927
Tiger Brands Ltd.	185,654	2,271,579
Truworths International Ltd.	626,114	3,114,486
Vodacom Group Ltd.	744,855	4,180,595
Vukile Property Fund Ltd.	962,949	870,818
Wilson Bayly Holmes-Ovcon Ltd.	62,512	616,555
Woolworths Holdings Ltd./South Africa	1,071,948	3,543,241
		336,739,264
South Korea — 3.3%
ABLBio Inc.(b)	79,150	1,659,668
Advanced Nano Products Co. Ltd.	22,677	1,556,744
Ahnlab Inc.	12,231	515,745
Alteogen Inc.(b)	49,073	11,315,320
Amorepacific Corp.	35,218	4,680,942
Amorepacific Group	38,545	877,075
Asiana Airlines Inc.(b)	56,186	409,094
BGF retail Co. Ltd.	10,488	792,172
BH Co. Ltd.(a)	46,296	735,312
Bioneer Corp.(b)	32,903	759,387
BNK Financial Group Inc.	281,952	1,960,355
Celltrion Inc.	188,068	28,153,126
Celltrion Pharm Inc.(b)	26,033	1,912,896
Chabiotech Co. Ltd.(a)(b)	119,229	1,414,975
Cheil Worldwide Inc.	95,686	1,238,951
Cheryong Electric Co. Ltd.	15,132	812,593
Chunbo Co. Ltd.(a)(b)	13,566	616,413
CJ CGV Co. Ltd.(b)	145,150	605,626
CJ CheilJedang Corp.	9,005	2,542,643
CJ Corp.	17,643	1,712,242
CJ ENM Co. Ltd.(b)	12,240	682,982
CJ Logistics Corp.	12,220	881,325
Classys Inc.	20,734	707,830
Cosmax Inc.	14,977	1,694,448
CosmoAM&T Co. Ltd.(b)	33,604	3,199,186
Cosmochemical Co. Ltd.(a)(b)	52,443	824,913
Coway Co. Ltd.	65,408	2,992,406
CS Wind Corp.(a)	39,297	1,375,331
Security	Shares	Value
South Korea (continued)
Daejoo Electronic Materials Co. Ltd.(b)	29,016	$2,505,416
Daesang Corp.(a)	39,383	700,229
Daewoo Engineering & Construction Co. Ltd.(b)	241,803	736,274
Daewoong Pharmaceutical Co. Ltd.(a)	8,311	756,274
DB HiTek Co. Ltd.	54,351	2,164,521
DB Insurance Co. Ltd.	56,724	4,583,138
Dentium Co. Ltd.	15,874	1,086,492
DGB Financial Group Inc.	251,004	1,492,414
DL E&C Co. Ltd.	39,366	1,012,545
DL Holdings Co. Ltd.	15,408	633,762
Dong-A Socio Holdings Co. Ltd.	9,555	773,839
Dong-A ST Co. Ltd.	14,612	759,810
Dongjin Semichem Co. Ltd.	87,912	2,337,168
Dongkuk Steel Mill Co. Ltd/New	71,482	470,147
Doosan Bobcat Inc.	74,252	2,247,176
Doosan Co. Ltd.	8,967	1,150,010
Doosan Enerbility Co. Ltd.(b)	519,366	7,153,079
Doosan Fuel Cell Co. Ltd.(b)	77,000	1,133,456
DoubleUGames Co. Ltd.	19,485	660,377
Douzone Bizon Co. Ltd.	31,275	1,400,775
Ecopro BM Co. Ltd.(a)(b)	60,686	8,057,252
Ecopro Co. Ltd.(b)	121,043	8,228,689
Ecopro HN Co. Ltd.(a)	23,533	896,692
Ecopro Materials Co. Ltd.(b)	16,653	995,706
E-MART Inc.	22,933	1,011,039
Enchem Co. Ltd.(b)	13,136	1,680,651
Eo Technics Co. Ltd.	14,760	1,909,969
F&F Co. Ltd./New	23,805	1,004,186
Fila Holdings Corp.	67,046	2,104,841
Foosung Co. Ltd.(a)(b)	131,656	608,253
GC Cell Corp.(a)	26,407	607,179
Grand Korea Leisure Co. Ltd.	77,184	678,273
Green Cross Corp.	11,584	1,131,683
Green Cross Holdings Corp.(a)	37,262	414,383
GS Engineering & Construction Corp.(b)	121,479	1,760,515
GS Holdings Corp.	63,387	2,269,206
GS Retail Co. Ltd.	39,897	618,181
Hana Financial Group Inc.	356,758	16,902,489
Hana Micron Inc.	81,356	1,158,474
Hana Tour Service Inc.	34,505	1,279,133
Hanall Biopharma Co. Ltd.(b)	61,115	1,584,373
Hanjin Kal Corp.(a)	44,996	2,277,318
Hankook Tire & Technology Co. Ltd.	101,467	3,313,477
Hanmi Pharm Co. Ltd.	9,385	1,983,296
Hanmi Semiconductor Co. Ltd.	53,640	5,166,912
Hanon Systems	265,899	864,881
Hansol Chemical Co. Ltd.(a)	12,911	1,542,829
Hanssem Co. Ltd.	12,601	585,629
Hanwha Aerospace Co. Ltd.	47,407	9,947,197
Hanwha Corp.	68,104	1,550,849
Hanwha Engine(b)	94,270	987,897
Hanwha Life Insurance Co. Ltd.	620,452	1,411,476
Hanwha Ocean Co. Ltd.(b)	100,113	2,241,331
Hanwha Solutions Corp.	123,086	2,236,753
HD Hyundai Co. Ltd.	56,070	3,436,048
HD Hyundai Electric Co. Ltd.	27,771	6,284,343
HD Hyundai Heavy Industries Co. Ltd.(b)	29,699	4,589,578
HD Hyundai Infracore Co. Ltd.	159,817	931,010
HD Hyundai Mipo(b)	35,310	3,037,658
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	46,308	7,024,718
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
HDC Hyundai Development Co-Engineering & Construction, Class E	74,069	$1,242,515
HL Mando Co. Ltd.	53,225	1,518,312
HLB Inc.(b)	144,415	8,577,558
HLB Life Science Co. Ltd.(a)(b)	125,768	974,189
HMM Co. Ltd.	333,130	4,430,829
Hotel Shilla Co. Ltd.	40,114	1,464,203
HPSP Co. Ltd.	71,112	1,699,829
HS Hyosung Corp., NVS(b)	2,155	99,865
Hugel Inc.(b)	14,494	2,595,385
HYBE Co. Ltd.	24,983	3,213,675
Hyosung Advanced Materials Corp.	5,673	1,296,899
Hyosung Corp.	9,684	324,310
Hyosung Heavy Industries Corp.	5,204	1,181,251
Hyosung TNC Corp.	3,715	818,979
Hyundai Bioscience Co. Ltd.(b)	69,521	961,453
Hyundai Department Store Co. Ltd.	21,210	728,713
Hyundai Elevator Co. Ltd.	62,127	1,938,732
Hyundai Engineering & Construction Co. Ltd.	85,230	2,082,420
Hyundai Glovis Co. Ltd.	44,588	3,968,680
Hyundai Home Shopping Network Corp.	7,711	273,995
Hyundai Marine & Fire Insurance Co. Ltd.	97,382	2,562,607
Hyundai Mobis Co. Ltd.	76,181	12,325,341
Hyundai Motor Co.	169,445	30,881,337
Hyundai Rotem Co. Ltd.	104,733	3,733,548
Hyundai Steel Co.	101,940	2,062,686
Hyundai Wia Corp.	17,876	687,210
Industrial Bank of Korea	336,520	3,433,792
ISC Co. Ltd.	13,869	504,420
ISU Specialty Chemical, NVS(b)	25,403	648,530
IsuPetasys Co. Ltd.	68,792	2,299,716
JB Financial Group Co. Ltd.	290,904	3,071,034
Jusung Engineering Co. Ltd.(a)	68,080	1,431,619
JW Pharmaceutical Corp.	42,544	989,872
JYP Entertainment Corp.	45,437	1,914,750
Kakao Corp.	386,918	11,118,883
Kakao Games Corp.(b)	57,672	786,160
KakaoBank Corp.	193,518	3,039,539
Kangwon Land Inc.	111,586	1,176,529
KB Financial Group Inc.	470,123	30,391,604
KCC Corp.	8,199	1,978,943
KEPCO Engineering & Construction Co. Inc.	28,957	1,610,658
KEPCO Plant Service & Engineering Co. Ltd.(a)	26,600	763,376
KG Mobility Co.(b)	88,242	386,452
Kia Corp.	320,635	26,310,228
KIWOOM Securities Co. Ltd.(a)	22,459	2,182,964
KMW Co. Ltd.(b)	78,394	707,782
Koh Young Technology Inc.	90,946	771,201
Kolmar Korea Co. Ltd.	45,708	2,160,060
Kolon Industries Inc.	24,923	675,627
Korea Aerospace Industries Ltd.	87,951	3,655,379
Korea Electric Power Corp.(b)	298,271	4,304,518
Korea Gas Corp.(b)	49,309	1,601,767
Korea Investment Holdings Co. Ltd.	49,151	2,640,703
Korea Zinc Co. Ltd.	9,268	3,285,939
Korean Air Lines Co. Ltd.	198,374	3,083,028
Korean Reinsurance Co.	313,010	1,887,865
Krafton Inc.(b)	34,996	7,545,783
KT Corp.	75,544	2,199,947
KT&G Corp.	128,145	8,735,882
Kum Yang Co. Ltd.(b)	47,845	2,373,677
Kumho Petrochemical Co. Ltd.	23,277	2,361,032
Security	Shares	Value
South Korea (continued)
Kumho Tire Co. Inc.(b)	246,156	$920,039
L&F Co. Ltd.(b)	29,933	2,503,537
Lake Materials Co. Ltd.(b)	94,427	1,101,840
LEENO Industrial Inc.	13,828	2,035,618
LG Chem Ltd.	59,607	13,404,671
LG Corp.	109,844	7,004,989
LG Display Co. Ltd.(b)	328,697	2,698,226
LG Electronics Inc.	132,972	10,125,906
LG Energy Solution Ltd.(a)(b)	58,956	14,034,464
LG H&H Co. Ltd.	10,400	2,675,433
LG Innotek Co. Ltd.	17,957	3,372,594
LG Uplus Corp.	258,909	1,893,677
LIG Nex1 Co. Ltd.	21,031	3,057,644
LigaChem Biosciences Inc.(b)	42,676	2,639,697
Lotte Chemical Corp.	22,345	1,655,917
Lotte Chilsung Beverage Co. Ltd.	4,748	492,700
Lotte Energy Materials Corp.	34,126	962,842
Lotte Fine Chemical Co. Ltd.	41,563	1,411,534
Lotte Shopping Co. Ltd.	12,216	551,889
Lotte Wellfood Co. Ltd.	6,530	855,698
LS Corp.	24,106	2,044,541
LS Electric Co. Ltd.	20,089	2,704,271
Lunit Inc.(b)	37,214	1,070,698
LX Holdings Corp.	137,385	712,496
LX International Corp.	40,808	915,282
LX Semicon Co. Ltd.	16,941	928,639
Medytox Inc.	8,402	1,060,390
Meritz Financial Group Inc.	124,061	7,646,601
Mirae Asset Securities Co. Ltd.	325,094	1,845,940
Naturecell Co. Ltd.(a)(b)	78,308	624,663
NAVER Corp.	159,511	20,344,417
NCSoft Corp.	19,352	2,483,206
Netmarble Corp.(b)(c)	31,468	1,462,834
Nexen Tire Corp.	48,963	276,578
Nexon Games Co. Ltd.(b)	73,258	1,272,398
NH Investment & Securities Co. Ltd.	233,072	2,367,559
NHN Corp.	36,496	511,934
NongShim Co. Ltd.	5,696	2,004,131
OCI Co. Ltd.	9,539	580,399
OCI Holdings Co. Ltd.	21,137	1,136,660
Orion Corp./Republic of Korea	29,467	1,888,292
Oscotec Inc.(b)	56,282	1,704,994
Pan Ocean Co. Ltd.	354,924	1,002,950
Paradise Co. Ltd.	57,062	491,544
Pearl Abyss Corp.(a)(b)	45,056	1,398,645
PI Advanced Materials Co. Ltd.(b)	26,582	542,098
Poongsan Corp.	31,668	1,350,861
Posco DX Co. Ltd.	72,340	1,533,665
POSCO Future M Co. Ltd.	37,360	5,829,749
POSCO Holdings Inc.	87,095	22,522,797
Posco International Corp.	65,133	2,534,595
Rainbow Robotics(b)	14,777	1,512,172
S-1 Corp.	20,485	844,691
Sam Chun Dang Pharm Co. Ltd.(a)(b)	22,962	3,070,154
Samsung Biologics Co. Ltd.(b)(c)	21,957	15,064,479
Samsung C&T Corp.	106,112	12,086,362
Samsung E&A Co. Ltd.(b)	188,255	3,932,232
Samsung Electro-Mechanics Co. Ltd.	70,366	8,225,957
Samsung Electronics Co. Ltd.	5,805,692	357,991,851
Samsung Fire & Marine Insurance Co. Ltd.	38,359	10,430,932
Samsung Heavy Industries Co. Ltd.(b)	724,430	6,210,696
Samsung Life Insurance Co. Ltd.	91,001	6,422,445

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Samsung SDI Co. Ltd.	66,409	$15,614,699
Samsung SDS Co. Ltd.	43,333	4,689,102
Samsung Securities Co. Ltd.	82,666	2,704,582
Samyang Foods Co. Ltd.	5,354	2,404,807
SD Biosensor Inc.(a)(b)	56,710	398,279
Seah Besteel Holdings Corp.	26,113	360,926
Seegene Inc.	56,570	888,999
Seojin System Co. Ltd.(b)	73,713	1,458,197
Seoul Semiconductor Co. Ltd.	120,651	805,599
SFA Engineering Corp.	40,481	749,176
Shin Poong Pharmaceutical Co. Ltd.(b)	56,311	487,267
Shinhan Financial Group Co. Ltd.	531,087	23,357,694
Shinsegae Inc.(a)	8,694	964,050
Shinsegae International Inc.	18,754	193,972
Shinsung Delta Tech Co. Ltd.	27,147	1,048,424
Silicon2 Co. Ltd.(b)	37,179	1,208,112
SK Biopharmaceuticals Co. Ltd.(b)	39,838	2,502,374
SK Bioscience Co. Ltd.(b)	38,810	1,575,217
SK Chemicals Co. Ltd.(a)	20,766	754,334
SK Hynix Inc.	663,740	95,195,905
SK IE Technology Co. Ltd.(b)(c)	38,456	1,054,188
SK Inc.	46,328	5,081,209
SK Innovation Co. Ltd.(b)	70,064	5,342,806
SK Networks Co. Ltd.	167,542	568,674
SK Square Co. Ltd.(b)	115,123	7,302,164
SK Telecom Co. Ltd.	26,733	1,057,797
SKC Co. Ltd.(b)	29,333	2,924,672
SM Entertainment Co. Ltd.	22,425	1,155,905
S-Oil Corp.	54,967	2,711,620
SOLUM Co. Ltd.(b)	104,918	1,383,812
Solus Advanced Materials Co. Ltd.	57,717	639,979
Soop Co. Ltd.	15,867	1,198,425
Soulbrain Co. Ltd.	9,556	1,846,076
Synopex Inc.(b)	96,528	806,772
Taihan Electric Wire Co. Ltd.(b)	125,982	1,268,038
TCC Steel	22,146	597,163
TechWing Inc.	38,079	1,525,488
TKG Huchems Co. Ltd.	39,610	550,492
Tongyang Life Insurance Co. Ltd.	107,258	620,916
Webzen Inc.	34,492	433,310
Wemade Co. Ltd.(b)	35,162	967,274
Woori Financial Group Inc.	735,817	8,469,410
YG Entertainment Inc.	18,444	517,089
Youngone Corp.	21,168	601,640
Youngone Holdings Co. Ltd.	15,947	944,160
Yuhan Corp.	77,029	5,307,290
		1,262,597,546
Spain — 1.6%
Acciona SA	33,795	4,381,303
Acerinox SA	232,910	2,447,300
ACS Actividades de Construccion y Servicios SA	242,126	10,817,384
Aena SME SA(c)	89,408	16,987,399
Almirall SA	136,557	1,361,316
Amadeus IT Group SA	536,770	35,352,114
Atresmedia Corp. de Medios de Comunicacion SA	138,677	701,142
Banco Bilbao Vizcaya Argentaria SA	7,089,477	74,306,309
Banco de Sabadell SA	6,774,243	14,295,309
Banco Santander SA	19,135,542	92,312,675
Bankinter SA	820,891	7,011,597
CaixaBank SA	4,633,551	27,023,973
Cellnex Telecom SA(c)	600,013	20,926,478
Cia. de Distribucion Integral Logista Holdings SA	67,449	1,997,446
Security	Shares	Value
Spain (continued)
Cie. Automotive SA	112,276	$3,279,516
Construcciones y Auxiliar de Ferrocarriles SA	44,743	1,693,945
Enagas SA	287,409	4,308,822
Ence Energia y Celulosa SA(b)	277,571	975,191
Endesa SA	320,975	6,228,263
Faes Farma SA	796,805	3,050,454
Ferrovial SE	620,624	24,679,584
Fluidra SA	138,303	3,081,213
Gestamp Automocion SA(c)	202,590	587,571
Global Dominion Access SA(c)	253,546	828,143
Grifols SA(a)(b)	328,489	3,317,918
Iberdrola SA	7,348,212	97,056,606
Indra Sistemas SA	182,219	3,654,198
Industria de Diseno Textil SA	1,315,658	63,926,325
Inmobiliaria Colonial SOCIMI SA	371,948	2,163,721
Laboratorios Farmaceuticos Rovi SA	17,523	1,685,961
Lar Espana Real Estate SOCIMI SA	82,120	723,437
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	866,779	1,037,507
Mapfre SA	810,763	1,964,828
Melia Hotels International SA	186,435	1,427,500
Merlin Properties SOCIMI SA	435,146	4,969,311
Neinor Homes SA(c)	57,545	809,615
Pharma Mar SA(a)	27,623	1,161,640
Prosegur Cia. de Seguridad SA	370,157	687,434
Redeia Corp. SA	286,554	5,087,730
Repsol SA	1,473,841	21,021,276
Sacyr SA	727,216	2,569,241
Solaria Energia y Medio Ambiente SA(b)	122,713	1,465,415
Talgo SA(c)	192,819	874,362
Tecnicas Reunidas SA(b)	102,250	1,275,665
Telefonica SA	5,751,004	26,047,669
Unicaja Banco SA(c)	1,807,023	2,432,284
Vidrala SA	10,326	1,074,652
Viscofan SA	49,976	3,332,293
		608,401,035
Sweden — 2.3%
AAK AB	212,883	6,126,146
AddLife AB, Class B	173,366	2,541,864
AddTech AB, Class B	332,582	10,732,044
AFRY AB	145,300	2,633,692
Alfa Laval AB	360,420	15,936,345
Alimak Group AB(c)	85,139	902,585
Alleima AB, NVS	289,888	2,106,602
Arjo AB, Class B	372,968	1,445,493
Assa Abloy AB, Class B	1,260,304	38,381,673
Atlas Copco AB, Class A	3,308,120	58,876,784
Atlas Copco AB, Class B	1,831,398	28,653,891
Attendo AB(c)	121,070	529,085
Avanza Bank Holding AB	162,504	3,650,462
Axfood AB	125,462	3,111,596
Beijer Ref AB, Class B	490,360	7,786,736
Betsson AB	206,815	2,461,697
Bilia AB, Class A	114,053	1,419,575
Billerud Aktiebolag	295,321	2,973,763
BioArctic AB, Class B(b)(c)	52,857	792,065
BioGaia AB, Class B	181,532	2,161,257
Biotage AB	112,653	2,112,270
Boliden AB	327,623	10,019,562
BoneSupport Holding AB(b)(c)	61,659	1,737,609
Bravida Holding AB(c)	283,288	2,292,981
Bufab AB	50,211	2,093,615
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Bure Equity AB	61,025	$2,286,264
Camurus AB(b)	58,789	3,720,506
Castellum AB(b)	508,831	6,373,977
Catena AB	32,359	1,647,338
Clas Ohlson AB, Class B	86,721	1,377,632
Cloetta AB, Class B	539,566	1,157,811
Corem Property Group AB, Class B	996,809	890,160
Dios Fastigheter AB	134,762	1,081,693
Dometic Group AB(c)	415,449	2,850,404
Electrolux AB, Class B(b)	314,298	2,799,580
Electrolux Professional AB, Class B	451,186	2,840,071
Elekta AB, Class B	416,672	2,615,912
Embracer Group AB, Class B(a)(b)	979,709	2,506,782
Epiroc AB	779,120	14,542,565
Epiroc AB, Class B	499,621	8,400,835
EQT AB	468,153	15,158,739
Essity AB, Class B	748,761	21,052,401
Evolution AB(c)	224,434	21,740,752
Fabege AB	292,753	2,454,918
Fastighets AB Balder, Class B(b)	809,480	5,969,377
Fortnox AB	706,303	4,366,751
Getinge AB, Class B	298,608	5,831,174
Granges AB	132,604	1,618,815
H & M Hennes & Mauritz AB, Class B	716,028	11,139,565
Hemnet Group AB	104,830	3,874,399
Hexagon AB, Class B	2,517,425	25,638,575
Hexatronic Group AB(a)(b)	287,313	1,698,381
Hexpol AB	362,165	4,050,437
HMS Networks AB	64,625	2,514,161
Holmen AB, Class B	120,807	4,749,167
Hufvudstaden AB, Class A	156,928	1,901,912
Husqvarna AB, Class B	336,522	2,272,582
Industrivarden AB, Class A	161,590	5,543,212
Industrivarden AB, Class C	209,484	7,100,904
Indutrade AB	350,721	10,312,970
Instalco AB	376,512	1,793,392
Investment AB Latour, Class B	163,362	4,797,361
Investor AB, Class B	2,102,533	59,691,159
INVISIO AB	82,698	1,932,990
JM AB	138,966	2,709,232
Kindred Group PLC	288,296	3,405,431
Kinnevik AB	286,213	2,399,759
L E Lundbergforetagen AB, Class B	74,423	3,762,346
Lifco AB, Class B	321,849	9,548,134
Lindab International AB	154,663	3,826,478
Loomis AB, Class B	89,662	2,857,099
Medicover AB, Class B	47,149	850,707
MEKO AB	85,725	899,739
Millicom International Cellular SA, SDR(b)	182,577	4,545,192
MIPS AB	47,020	2,341,253
Modern Times Group MTG AB, Class B(b)	136,345	1,046,988
Munters Group AB(c)	186,576	4,039,368
Mycronic AB	113,320	3,973,698
NCC AB, Class B	151,528	2,339,553
New Wave Group AB, Class B	83,612	885,439
Nibe Industrier AB, Class B	1,944,114	8,542,912
Nolato AB, Class B	361,014	1,938,675
Nordnet AB publ	192,090	3,924,389
Nyfosa AB	327,690	3,353,718
OX2 AB, Class B(b)	198,477	1,099,368
Pandox AB, Class B	110,512	2,050,138
Paradox Interactive AB	52,148	747,462
Security	Shares	Value
Sweden (continued)
Peab AB, Class B	229,388	$1,710,852
Platzer Fastigheter Holding AB, Class B	97,402	890,959
Ratos AB, Class B	376,373	1,211,007
Saab AB	381,430	8,807,606
Sagax AB, Class B	259,941	6,421,682
Samhallsbyggnadsbolaget i Norden AB	1,677,102	1,063,162
Sandvik AB	1,252,150	25,633,791
Scandic Hotels Group AB(a)(b)(c)	411,652	2,505,382
Sectra AB, Class B	155,812	3,547,713
Securitas AB, Class B	553,303	5,952,214
Sinch AB(a)(b)(c)	866,197	2,347,765
Skandinaviska Enskilda Banken AB, Class A	1,902,673	29,262,136
Skanska AB, Class B	388,556	7,596,955
SKF AB, Class B	378,660	7,039,615
SSAB AB, Class A	233,980	1,207,148
SSAB AB, Class B	829,848	4,206,256
Stillfront Group AB(a)(b)	681,624	569,915
Storskogen Group AB	1,902,116	1,544,495
Svenska Cellulosa AB SCA, Class B	771,510	10,487,660
Svenska Handelsbanken AB, Class A	1,777,912	17,946,002
Sweco AB, Class B	243,163	3,929,878
Swedbank AB, Class A	1,015,675	21,597,252
Swedish Orphan Biovitrum AB(b)	223,817	5,847,682
Tele2 AB, Class B	655,648	6,750,330
Telefonaktiebolaget LM Ericsson, Class B	3,221,596	22,151,238
Telia Co. AB	2,641,518	7,677,235
Thule Group AB(c)	165,484	4,575,193
Trelleborg AB, Class B	273,164	10,151,476
Truecaller AB, Class B(a)	404,909	1,282,439
Vitec Software Group AB, Class B	43,624	2,282,090
Vitrolife AB	99,537	2,140,668
Volvo AB, Class A	247,250	6,427,634
Volvo AB, Class B	1,889,426	48,219,571
Volvo Car AB(b)	825,204	2,341,383
Wallenstam AB, Class B	489,955	2,471,420
Wihlborgs Fastigheter AB	382,516	3,874,518
Yubico AB(b)	57,837	1,461,979
		857,996,395
Switzerland — 5.8%
ABB Ltd., Registered	1,959,021	108,738,615
Accelleron Industries AG, NVS	130,114	6,438,644
Adecco Group AG, Registered	188,116	6,403,151
Alcon Inc.	606,250	57,402,498
Allreal Holding AG, Registered	17,598	3,137,308
ALSO Holding AG, Registered	9,279	2,813,309
ams-OSRAM AG(b)	1,349,989	1,812,575
Aryzta AG(b)	2,013,586	3,854,840
Autoneum Holding AG(a)	5,669	890,482
Avolta AG, Registered	106,759	4,028,169
Bachem Holding AG	38,260	3,433,518
Baloise Holding AG, Registered	56,074	10,035,074
Banque Cantonale Vaudoise, Registered	39,877	4,232,840
Barry Callebaut AG, Registered	4,455	7,168,147
Basilea Pharmaceutica AG, Registered(b)	29,738	1,346,722
Belimo Holding AG, Registered	13,342	8,088,188
Bell Food Group AG, Registered	2,275	644,076
BKW AG	30,265	5,474,679
Bossard Holding AG, Class A, Registered	8,314	2,119,073
Bucher Industries AG, Registered	7,063	2,861,426
Burckhardt Compression Holding AG	5,753	4,008,407
Bystronic AG, Registered	1,498	538,863
Cembra Money Bank AG	39,756	3,471,575

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,220	$15,290,993
Chocoladefabriken Lindt & Spruengli AG, Registered	124	15,354,718
Cie. Financiere Richemont SA, Class A, Registered	656,994	100,212,156
Clariant AG, Registered	242,392	3,595,535
Comet Holding AG, Registered	11,438	4,582,984
COSMO Pharmaceuticals NV	19,032	1,617,530
Daetwyler Holding AG, Bearer	10,471	2,178,302
DKSH Holding AG	43,781	3,431,652
DocMorris AG(a)(b)	17,772	900,299
dormakaba Holding AG	5,775	3,497,686
EFG International AG	229,368	3,278,459
Emmi AG, Registered	1,546	1,625,700
EMS-Chemie Holding AG, Registered	8,606	7,196,647
Flughafen Zurich AG, Registered	22,408	5,185,965
Forbo Holding AG, Registered	1,513	1,629,745
Galenica AG(c)	61,388	5,339,417
Geberit AG, Registered	43,122	27,454,316
Georg Fischer AG	99,728	7,327,613
Givaudan SA, Registered	11,288	55,379,543
Helvetia Holding AG, Registered	44,695	6,667,559
Holcim AG	633,973	59,245,034
Huber + Suhner AG, Registered	32,205	2,820,016
Implenia AG, Registered	18,572	673,047
Inficon Holding AG, Registered	2,350	3,504,015
Interroll Holding AG, Registered	775	2,504,185
Julius Baer Group Ltd.	246,236	13,475,911
Kardex Holding AG, Registered	10,394	3,165,390
Komax Holding AG, Registered(a)	6,287	955,518
Kuehne + Nagel International AG, Registered	60,491	18,751,641
Landis+Gyr Group AG	34,734	3,146,244
LEM Holding SA, Registered	842	1,229,737
Leonteq AG	15,913	481,333
Logitech International SA, Registered	193,091	17,392,889
Lonza Group AG, Registered	90,370	60,178,211
Medmix AG(c)	36,563	504,863
Mobilezone Holding AG, Registered	51,469	839,313
Mobimo Holding AG, Registered	11,989	3,590,799
Nestle SA, Registered	3,242,164	328,407,197
Novartis AG, Registered	2,396,424	267,507,598
OC Oerlikon Corp. AG, Registered	299,011	1,681,981
Partners Group Holding AG	27,234	36,658,128
PSP Swiss Property AG, Registered	56,884	7,601,463
Roche Holding AG, Bearer	36,558	12,857,882
Roche Holding AG, NVS	855,751	277,057,416
Sandoz Group AG	507,054	21,992,581
Schindler Holding AG, Participation Certificates, NVS	51,411	13,760,358
Schindler Holding AG, Registered	27,809	7,300,959
Schweiter Technologies AG, NVS	1,583	743,032
Sensirion Holding AG(a)(b)(c)	15,377	1,442,547
SFS Group AG	22,006	3,213,693
SGS SA	179,149	19,586,947
Siegfried Holding AG, Registered	5,195	6,055,047
SIG Group AG	383,133	8,045,825
Sika AG, Registered	187,280	56,861,227
Softwareone Holding AG	137,704	2,749,323
Sonova Holding AG, Registered	63,344	19,417,214
Stadler Rail AG	66,160	2,024,845
Straumann Holding AG	138,744	17,891,276
Security	Shares	Value
Switzerland (continued)
Sulzer AG, Registered	29,738	$4,421,082
Swatch Group AG (The), Bearer	35,204	7,250,437
Swatch Group AG (The), Registered	66,422	2,693,249
Swiss Life Holding AG, Registered	37,331	28,584,866
Swiss Prime Site AG, Registered	90,369	9,056,809
Swiss Re AG	362,972	44,748,401
Swisscom AG, Registered	31,675	19,386,432
Swissquote Group Holding SA, Registered	14,300	4,560,947
Tecan Group AG, Registered	14,958	5,585,559
Temenos AG, Registered	80,185	5,567,925
UBS Group AG, Registered	4,002,943	121,291,864
Valiant Holding AG, Registered	24,670	2,802,164
VAT Group AG(c)	34,331	17,204,496
Vontobel Holding AG, Registered	40,341	2,643,239
Ypsomed Holding AG, Registered	8,401	3,860,773
Zurich Insurance Group AG	176,116	96,823,315
		2,202,485,241
Taiwan — 5.5%
AcBel Polytech Inc.	1,553,000	1,707,267
Accton Technology Corp.	595,000	9,326,790
Acer Inc.	3,433,148	4,633,947
Acter Group Corp. Ltd.	255,000	1,880,287
ADATA Technology Co. Ltd.	521,000	1,495,117
Advanced Ceramic X Corp.	114,000	625,595
Advanced Energy Solution Holding Co. Ltd.	68,000	1,089,839
Advanced Wireless Semiconductor Co.(b)	416,631	1,369,515
Advantech Co. Ltd.	495,756	5,273,138
Airoha Technology Corp., NVS	56,000	1,064,667
Airtac International Group	155,185	3,977,960
Alchip Technologies Ltd.	97,000	7,900,569
Allis Electric Co. Ltd.	289,000	1,224,423
Ambassador Hotel (The)	94,000	204,758
Andes Technology Corp.	128,000	1,466,961
AP Memory Technology Corp.	206,000	2,026,516
Ardentec Corp.	671,000	1,313,367
ASE Technology Holding Co. Ltd.	3,801,958	17,744,150
Asia Cement Corp.	2,001,329	2,528,386
Asia Optical Co. Inc.	570,000	1,572,521
Asia Vital Components Co. Ltd.	412,709	8,217,880
ASMedia Technology Inc.	51,000	2,634,344
ASPEED Technology Inc.	35,600	4,485,587
Asustek Computer Inc.	853,000	11,962,192
AUO Corp.	7,105,400	3,879,555
AURAS Technology Co. Ltd.	101,000	2,098,779
BES Engineering Corp.	3,890,000	1,863,364
Bizlink Holding Inc.	246,443	2,876,929
Bora Pharmaceuticals Co. Ltd.	98,336	2,463,613
Brighton-Best International Taiwan Inc.	950,000	1,020,231
Capital Securities Corp.	4,055,450	2,908,801
Career Technology MFG. Co. Ltd.	1,144,215	799,846
Catcher Technology Co. Ltd.	548,000	3,569,549
Cathay Financial Holding Co. Ltd.	11,398,254	21,825,626
Center Laboratories Inc.	926,518	1,414,397
Century Iron & Steel Industrial Co. Ltd.	298,000	2,011,610
Chailease Holding Co. Ltd.	1,704,675	7,952,567
Chang Hwa Commercial Bank Ltd.	5,699,840	3,259,924
Chenbro Micom Co. Ltd.	83,000	713,597
Cheng Loong Corp.	1,613,000	1,293,303
Cheng Shin Rubber Industry Co. Ltd.	1,868,500	2,753,149
Cheng Uei Precision Industry Co. Ltd.	709,000	1,533,746
Chicony Electronics Co. Ltd.	674,137	3,212,565
China Airlines Ltd.	3,795,000	2,669,603
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
China Bills Finance Corp.	1,992,000	$906,902
China Development Financial Holding Corp.	20,228,340	9,983,509
China Man-Made Fiber Corp.(b)	3,530,135	917,338
China Motor Corp.	355,000	1,065,812
China Petrochemical Development Corp.(b)	7,526,587	2,412,188
China Steel Chemical Corp.	457,000	1,400,768
China Steel Corp.	13,657,575	9,666,452
Chin-Poon Industrial Co. Ltd.	918,000	1,262,072
Chipbond Technology Corp.	1,061,000	2,063,837
ChipMOS Technologies Inc.	1,633,000	1,972,042
Chlitina Holding Ltd.	133,924	603,004
Chroma ATE Inc.	460,000	4,283,031
Chung-Hsin Electric & Machinery Manufacturing Corp.	674,000	3,908,212
Chunghwa Precision Test Tech Co. Ltd.	41,000	541,170
Chunghwa Telecom Co. Ltd.	4,289,000	15,892,820
Compal Electronics Inc.	4,448,000	4,309,740
Compeq Manufacturing Co. Ltd.	1,407,000	3,376,685
Coretronic Corp.	597,000	1,369,860
CTBC Financial Holding Co. Ltd.	21,907,980	23,779,307
CTCI Corp.	1,060,000	1,735,197
Cub Elecparts Inc.	186,016	645,181
Darfon Electronics Corp.	471,000	798,511
Delta Electronics Inc.	2,329,000	29,913,269
E Ink Holdings Inc.	1,094,000	9,026,742
E.Sun Financial Holding Co. Ltd.	19,025,780	15,414,392
Eclat Textile Co. Ltd.	188,365	3,059,309
EirGenix Inc.(b)	321,000	856,397
Elan Microelectronics Corp.	581,000	2,458,725
Elite Material Co. Ltd.	361,000	4,905,396
Elite Semiconductor Microelectronics Technology Inc.	670,000	1,749,646
eMemory Technology Inc.	74,000	5,256,607
Ennoconn Corp.	165,273	1,543,410
Ennostar Inc.	1,181,500	1,486,609
Episil Technologies Inc.(b)	529,350	999,857
Eternal Materials Co. Ltd.	1,755,253	1,648,056
Eva Airways Corp.	2,694,332	2,839,612
Evergreen Marine Corp. Taiwan Ltd.	1,268,590	6,588,970
Everlight Electronics Co. Ltd.	1,052,000	2,512,574
Far Eastern Department Stores Ltd.	1,094,702	1,020,927
Far Eastern International Bank	6,353,436	2,988,466
Far Eastern New Century Corp.	2,426,071	2,523,791
Far EasTone Telecommunications Co. Ltd.	2,113,000	5,566,293
Faraday Technology Corp.	337,968	3,121,091
Feng Hsin Steel Co. Ltd.	725,000	1,754,669
Feng TAY Enterprise Co. Ltd.	467,564	2,002,660
First Financial Holding Co. Ltd.	12,199,960	10,926,927
Fitipower Integrated Technology Inc.	176,250	1,417,478
FLEXium Interconnect Inc.	476,987	1,290,687
Formosa Chemicals & Fibre Corp.	4,548,660	6,925,616
Formosa Petrochemical Corp.	953,000	1,869,857
Formosa Plastics Corp.	4,348,040	7,677,862
Fortune Electric Co. Ltd.	183,700	3,920,337
Fositek Corp.	59,000	1,296,834
Foxconn Technology Co. Ltd.	1,274,287	2,563,484
Fubon Financial Holding Co. Ltd.	8,859,469	23,991,112
Fulgent Sun International Holding Co. Ltd.	250,824	907,726
General Interface Solution Holding Ltd.(b)	347,000	666,933
Genius Electronic Optical Co. Ltd.	141,281	2,280,716
Getac Holdings Corp.	707,000	2,226,966
Giant Manufacturing Co. Ltd.	409,189	2,965,809
Security	Shares	Value
Taiwan (continued)
Gigabyte Technology Co. Ltd.	649,000	$5,248,633
Global Unichip Corp.	111,000	3,995,453
Globalwafers Co. Ltd.	292,000	4,441,817
Gloria Material Technology Corp.	1,163,000	1,668,480
Gold Circuit Electronics Ltd.	444,000	3,024,658
Goldsun Building Materials Co. Ltd.	1,912,056	3,078,276
Gourmet Master Co. Ltd.	129,000	326,188
Grand Pacific Petrochemical(b)	2,283,189	1,011,594
Grand Process Technology Corp.	29,000	1,392,251
Grape King Bio Ltd.	210,000	912,173
Great Wall Enterprise Co. Ltd.	1,626,195	2,850,289
Gudeng Precision Industrial Co. Ltd.	132,000	1,853,759
HannStar Display Corp.(b)	3,910,000	1,092,685
Highwealth Construction Corp.	2,269,928	4,444,658
Hiwin Technologies Corp.	539,879	3,320,266
Holy Stone Enterprise Co. Ltd.	381,550	1,036,697
Hon Hai Precision Industry Co. Ltd.	15,142,769	92,899,614
Hota Industrial Manufacturing Co. Ltd.	367,194	755,146
Hotai Motor Co. Ltd.	364,600	7,230,710
HTC Corp.(b)	1,022,000	1,380,272
Hua Nan Financial Holdings Co. Ltd.	11,726,128	9,930,671
Huaku Development Co. Ltd.	624,800	3,180,293
IBF Financial Holdings Co. Ltd.	6,312,418	2,930,004
Innolux Corp.	9,794,847	4,606,707
International CSRC Investment Holdings Co.(b)	1,872,921	976,262
International Games System Co. Ltd.	374,000	8,556,718
Inventec Corp.	3,083,000	4,559,024
ITEQ Corp.	460,101	1,292,577
Jentech Precision Industrial Co. Ltd.	147,993	5,317,373
Jinan Acetate Chemical Co. Ltd.	81,827	2,172,523
Kaori Heat Treatment Co. Ltd.	127,000	1,380,876
Kenda Rubber Industrial Co. Ltd.	1,094,968	1,066,455
Kenmec Mechanical Engineering Co. Ltd.	261,128	797,049
King Slide Works Co. Ltd.	73,000	2,524,179
King Yuan Electronics Co. Ltd.	1,648,000	5,372,742
King's Town Bank Co. Ltd.	1,352,000	2,425,494
Kinik Co.	127,000	1,227,093
Kinsus Interconnect Technology Corp.	389,000	1,272,202
L&K Engineering Co. Ltd.	227,000	1,628,396
LandMark Optoelectronics Corp.	150,000	564,294
Largan Precision Co. Ltd.	113,000	9,803,907
Lien Hwa Industrial Holdings Corp.	1,554,120	2,966,447
Lite-On Technology Corp.	2,314,074	7,077,155
Lotes Co. Ltd.	108,841	4,688,477
Lotus Pharmaceutical Co. Ltd.	196,000	1,584,102
M31 Technology Corp.	52,801	1,822,407
Macronix International Co. Ltd.	2,169,525	1,954,205
Makalot Industrial Co. Ltd.	299,866	4,110,064
MediaTek Inc.	1,847,970	70,380,157
Medigen Vaccine Biologics Corp.(b)	450,595	640,868
Mega Financial Holding Co. Ltd.	12,904,939	17,016,658
Merida Industry Co. Ltd.	326,350	2,499,271
Merry Electronics Co. Ltd.	406,697	1,537,281
Microbio Co. Ltd.	676,803	834,574
Micro-Star International Co. Ltd.	804,000	4,194,854
Mitac Holdings Corp.	1,670,198	2,172,941
MPI Corp.	176,000	2,922,453
Nan Kang Rubber Tire Co. Ltd.(b)	907,000	1,461,992
Nan Ya Plastics Corp.	5,645,300	8,638,254
Nan Ya Printed Circuit Board Corp.	282,000	1,443,923
Nanya Technology Corp.(b)	1,140,000	2,006,846
Nien Made Enterprise Co. Ltd.	252,000	3,060,542

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Novatek Microelectronics Corp.	694,000	$11,192,525
Nuvoton Technology Corp.	549,000	1,764,616
OBI Pharma Inc.(b)	414,864	752,757
Oneness Biotech Co. Ltd.	516,271	2,497,618
Orient Semiconductor Electronics Ltd.	557,000	829,679
Oriental Union Chemical Corp.	1,445,000	788,883
Pan Jit International Inc.	677,000	1,133,586
Parade Technologies Ltd.	106,000	2,405,681
Pegatron Corp.	2,059,000	6,360,504
PharmaEssentia Corp.(b)	290,000	5,822,305
Phihong Technology Co. Ltd.(b)	839,073	1,089,860
Phison Electronics Corp.	183,000	2,883,222
Pixart Imaging Inc.	302,000	1,509,597
Polaris Group/Tw(b)	498,000	969,505
Pou Chen Corp.	2,233,000	2,464,842
Powerchip Semiconductor Manufacturing Corp.(b)	3,322,000	2,353,640
Powertech Technology Inc.	723,000	3,635,546
President Chain Store Corp.	572,000	4,844,974
Primax Electronics Ltd.	819,000	2,294,331
Prince Housing & Development Corp.	2,790,521	1,059,472
Qisda Corp.	2,579,000	2,753,984
Quanta Computer Inc.	3,298,000	28,098,133
Quanta Storage Inc.	222,000	683,656
Radiant Opto-Electronics Corp.	522,060	2,851,102
Raydium Semiconductor Corp.	111,000	1,272,216
Realtek Semiconductor Corp.	556,020	8,771,192
RichWave Technology Corp.(b)	206,668	1,385,015
Ruentex Development Co. Ltd.	2,288,469	3,592,591
Ruentex Industries Ltd.	1,128,044	2,773,890
Sanyang Motor Co. Ltd.	873,000	2,044,813
Sercomm Corp.	521,000	1,819,921
Shanghai Commercial & Savings Bank Ltd. (The)	4,243,007	5,405,495
Shihlin Electric & Engineering Corp.	364,000	2,681,108
Shin Kong Financial Holding Co. Ltd.(b)	13,312,928	4,421,796
Shin Zu Shing Co. Ltd.	275,190	1,793,632
Shinkong Synthetic Fibers Corp.	3,361,000	1,761,343
Silergy Corp.	406,000	5,613,149
Silicon Integrated Systems Corp.	707,200	1,707,003
Simplo Technology Co. Ltd.	197,200	2,167,262
Sinbon Electronics Co. Ltd.	280,000	2,814,214
Sino-American Silicon Products Inc.	562,000	3,310,843
SinoPac Financial Holdings Co. Ltd.	12,850,395	10,460,321
Sitronix Technology Corp.	258,000	1,964,743
Standard Foods Corp.	829,422	1,003,987
Sunonwealth Electric Machine Industry Co. Ltd.	263,000	773,548
Supreme Electronics Co. Ltd.	864,000	2,064,208
Synnex Technology International Corp.	1,338,600	2,907,874
TA Chen Stainless Pipe	2,676,561	3,196,301
Ta Ya Electric Wire & Cable	1,514,000	2,510,328
Taichung Commercial Bank Co. Ltd.	4,685,194	2,546,822
TaiDoc Technology Corp.	155,000	766,651
TaiMed Biologics Inc.(b)	493,338	1,241,951
Tainan Spinning Co. Ltd.	3,200,816	1,724,348
Taishin Financial Holding Co. Ltd.	12,544,570	7,774,679
Taiwan Business Bank	8,132,031	4,659,472
Taiwan Cement Corp.	7,914,081	8,373,334
Taiwan Cooperative Financial Holding Co. Ltd.	12,161,833	9,972,514
Taiwan Fertilizer Co. Ltd.	1,368,000	2,692,076
Taiwan High Speed Rail Corp.	2,303,000	2,091,300
Taiwan Hon Chuan Enterprise Co. Ltd.	645,696	3,074,275
Taiwan Mask Corp.	454,000	995,108
Taiwan Mobile Co. Ltd.	2,182,000	7,019,499
Security	Shares	Value
Taiwan (continued)
Taiwan Secom Co. Ltd.	600,105	$2,427,966
Taiwan Semiconductor Co. Ltd.	484,000	934,236
Taiwan Semiconductor Manufacturing Co. Ltd.	29,996,000	875,021,993
Taiwan Surface Mounting Technology Corp.	417,000	1,573,847
Taiwan Union Technology Corp.	450,000	2,221,433
Tatung Co. Ltd.(b)	1,738,000	2,663,158
TCI Co. Ltd.	156,896	684,958
Teco Electric and Machinery Co. Ltd.	2,016,000	2,997,942
Test Research Inc.	199,000	894,262
Tong Hsing Electronic Industries Ltd.	557,931	2,359,860
Tong Yang Industry Co. Ltd.	474,000	1,348,499
Topco Scientific Co. Ltd.	212,000	1,743,734
Transcend Information Inc.	610,000	1,851,684
Tripod Technology Corp.	507,000	3,111,481
TSRC Corp.	1,592,100	1,105,496
TTY Biopharm Co. Ltd.	518,965	1,171,926
Tung Ho Steel Enterprise Corp.	1,023,540	2,294,947
TXC Corp.	753,000	2,378,053
Unimicron Technology Corp.	1,660,000	9,250,205
Uni-President Enterprises Corp.	6,404,292	16,458,423
Unitech Printed Circuit Board Corp.	716,000	781,874
United Integrated Services Co. Ltd.	343,000	3,593,355
United Microelectronics Corp.	13,608,000	21,678,800
United Renewable Energy Co. Ltd.(b)	2,851,000	1,105,681
UPI Semiconductor Corp.(b)	156,000	1,239,559
USI Corp.	2,079,258	1,003,830
Vanguard International Semiconductor Corp.	983,000	3,503,875
Via Technologies Inc.	347,000	1,300,551
VisEra Technologies Co. Ltd.	255,000	2,582,254
Visual Photonics Epitaxy Co. Ltd.	452,000	2,095,445
Voltronic Power Technology Corp.	67,788	3,858,164
Wafer Works Corp.	1,260,580	1,414,732
Waffer Technology Corp.	379,000	871,371
Walsin Lihwa Corp.	3,241,256	3,420,086
Walsin Technology Corp.	607,000	2,132,427
Wan Hai Lines Ltd.	1,076,200	2,567,187
Win Semiconductors Corp.(b)	483,953	2,007,995
Winbond Electronics Corp.	3,290,677	2,346,003
Wisdom Marine Lines Co. Ltd.	706,000	1,531,056
Wistron Corp.	3,126,227	9,406,334
Wistron NeWeb Corp.	578,973	2,500,147
Wiwynn Corp.	119,000	7,542,694
WPG Holdings Ltd.	1,783,360	4,699,415
WT Microelectronics Co. Ltd.	740,000	2,355,507
XinTec Inc.	468,000	3,377,930
Yageo Corp.	394,766	9,626,653
Yang Ming Marine Transport Corp.	2,117,000	4,102,442
YFY Inc.	2,046,000	1,861,349
Yuanta Financial Holding Co. Ltd.	11,871,875	11,910,801
Yulon Finance Corp.	389,000	1,838,554
Yulon Motor Co. Ltd.	976,274	1,823,797
Zhen Ding Technology Holding Ltd.	638,050	2,690,934
		2,072,921,654
Thailand — 0.5%
Advanced Info Service PCL, NVDR	1,519,900	9,989,446
Airports of Thailand PCL, NVDR(a)	6,072,300	9,635,658
Amata Corp. PCL, NVDR(a)	4,117,300	2,730,392
B Grimm Power PCL, NVDR(a)	2,386,400	1,449,811
Bangchak Corp. PCL, NVDR	2,896,700	2,561,975
Bangkok Chain Hospital PCL, NVDR(a)	3,646,800	1,759,713
Bangkok Dusit Medical Services PCL, NVDR	13,210,400	9,738,411
Bangkok Expressway & Metro PCL, NVDR(a)	12,257,900	2,686,063
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
Banpu PCL, NVDR(a)	14,648,900	$2,043,338
Betagro PCL, NVS	538,300	356,977
BTS Group Holdings PCL, NVDR(a)	14,436,500	1,745,335
Bumrungrad Hospital PCL, NVDR	725,500	5,009,181
Central Pattana PCL, NVDR	2,815,900	4,371,618
Central Retail Corp. PCL, NVDR(a)	2,414,674	2,154,790
CH Karnchang PCL, NVDR	2,273,100	1,236,957
Charoen Pokphand Foods PCL, NVDR(b)	4,525,600	3,049,683
CK Power PCL, NVDR	6,916,300	753,815
CP ALL PCL, NVDR	7,390,000	12,091,204
CP Axtra PCL, NVDR	2,537,600	2,174,510
Delta Electronics Thailand PCL, NVDR(a)	3,797,700	10,936,604
Electricity Generating PCL, NVDR	657,400	1,810,317
Energy Absolute PCL, NVDR(a)	2,322,600	235,571
Global Power Synergy PCL, NVDR	1,791,700	2,005,984
Gulf Energy Development PCL, NVDR	4,165,500	5,591,878
Hana Microelectronics PCL, NVDR	1,046,300	1,372,111
Home Product Center PCL, NVDR(a)	8,079,700	2,066,391
Indorama Ventures PCL, NVDR(a)	2,845,400	1,544,365
Intouch Holdings PCL, NVDR	2,002,700	4,627,496
IRPC PCL, NVDR	22,107,700	912,321
Jasmine International PCL, NVDR	15,357,500	1,198,421
KCE Electronics PCL, NVDR	1,403,500	1,762,910
Kiatnakin Phatra Bank PCL, NVDR(a)	1,250,200	1,350,193
Krung Thai Bank PCL, NVDR	5,418,700	2,751,560
Land & Houses PCL, NVDR(a)	15,583,700	2,515,280
MBK PCL, NVDR	2,250,700	1,031,101
Minor International PCL, NVDR	4,025,500	3,280,188
Muangthai Capital PCL, NVDR	1,761,400	1,997,646
Osotspa PCL, NVDR(a)	2,133,400	1,445,897
PTT Exploration & Production PCL, NVDR	1,850,861	7,610,106
PTT Global Chemical PCL, NVDR	2,912,300	2,230,859
PTT PCL, NVDR	12,452,200	11,176,209
SCB X PCL, NVDR	859,100	2,483,381
Siam Cement PCL (The), NVDR	942,400	5,849,719
Sino-Thai Engineering & Construction PCL, NVDR(a)	2,229,600	595,161
Sri Trang Agro-Industry PCL, NVDR	4,143,900	2,305,605
Srisawad Corp. PCL, NVDR	2,332,781	2,134,999
Thai Oil PCL, NVDR(a)	2,317,500	3,281,663
Thai Union Group PCL, NVDR	4,205,800	1,713,156
Thanachart Capital PCL, NVDR(a)	1,090,200	1,437,462
TPI Polene PCL, NVDR(a)	20,301,500	649,284
True Corp. PCL, NVDR(a)(b)	12,529,785	3,262,909
TTW PCL, NVDR	9,036,100	2,243,498
WHA Corp. PCL, NVDR(a)	19,835,600	2,924,378
		173,873,500
Turkey — 0.3%
Akbank TAS	3,825,418	7,150,044
Alarko Holding A/S	498,076	1,576,145
Anadolu Efes Biracilik Ve Malt Sanayii A/S	354,132	2,856,547
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,303,621	4,350,541
BIM Birlesik Magazalar A/S	587,072	11,088,119
Coca-Cola Icecek A/S	105,182	2,686,897
Dogan Sirketler Grubu Holding AS	3,223,140	1,633,091
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	5,596,773	1,957,982
Eregli Demir ve Celik Fabrikalari TAS	2,332,257	3,947,219
Ford Otomotiv Sanayi AS	125,243	3,759,058
Haci Omer Sabanci Holding AS	1,790,876	5,372,452
Hektas Ticaret TAS(b)	2,549,082	931,802
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(b)	2,088,721	1,907,223
Security	Shares	Value
Turkey (continued)
KOC Holding AS	998,148	$6,482,978
Kontrolmatik Enerji Ve Muhendislik AS, NVS(a)	367,942	716,047
Koza Altin Isletmeleri AS	1,504,886	1,053,310
Koza Anadolu Metal Madencilik Isletmeleri AS(b)	498,585	917,597
Migros Ticaret AS	224,582	3,578,426
ODAS Elektrik Uretim ve Sanayi Ticaret AS(b)	3,141,072	766,910
Oyak Cimento Fabrikalari AS(a)(b)	364,188	871,493
Pegasus Hava Tasimaciligi AS(b)	497,231	3,363,143
Petkim Petrokimya Holding AS(b)	2,457,682	1,791,439
Sasa Polyester Sanayi AS(b)	1,941,768	2,726,399
Sok Marketler Ticaret AS	814,057	1,470,348
TAV Havalimanlari Holding AS(b)	469,442	3,667,765
Tekfen Holding AS(b)	353,909	617,139
Tofas Turk Otomobil Fabrikasi AS	243,822	2,061,437
Turk Hava Yollari AO(b)	687,322	6,003,061
Turkcell Iletisim Hizmetleri AS	1,404,531	4,478,519
Turkiye Is Bankasi AS, Class C	11,447,888	5,185,084
Turkiye Petrol Rafinerileri AS	1,142,985	5,635,934
Turkiye Sise ve Cam Fabrikalari AS	2,177,577	3,093,001
Ulker Biskuvi Sanayi AS(b)	466,617	2,362,832
Yapi ve Kredi Bankasi A/S	3,902,980	3,559,118
		109,619,100
United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC	3,885,776	9,414,858
Abu Dhabi Islamic Bank PJSC	2,183,365	7,287,890
Abu Dhabi National Oil Co. for Distribution PJSC	4,127,754	4,010,423
Agility Global PLC	3,769,789	1,190,584
Air Arabia PJSC	2,643,205	1,893,713
Ajman Bank PJSC(b)	1,994,266	1,015,336
Aldar Properties PJSC	5,629,136	11,325,859
Americana Restaurants International PLC	2,802,666	2,359,570
Aramex PJSC(b)	1,013,810	687,291
Dubai Financial Market PJSC	1,931,895	673,253
Dubai Investments PJSC	3,308,123	1,837,371
Dubai Islamic Bank PJSC	3,707,919	5,905,696
Emaar Properties PJSC	8,396,840	19,729,299
Emirates Central Cooling Systems Corp.	3,562,578	1,600,418
Emirates NBD Bank PJSC	2,410,430	12,534,669
Emirates Telecommunications Group Co. PJSC	4,319,797	19,264,699
First Abu Dhabi Bank PJSC	5,511,763	19,568,300
Gulf Navigation Holding PJSC(b)	638,288	1,040,947
Multiply Group PJSC(b)	5,402,513	3,383,052
National Central Cooling Co. PJSC	337,064	280,814
Phoenix Group PLC(b)	1,649,005	772,210
Taaleem Holdings PJSC, NVS	542,910	552,821
		126,329,073
United Kingdom — 9.6%
3i Group PLC	1,194,432	48,052,849
4imprint Group PLC	35,095	2,740,378
abrdn PLC	1,927,394	4,215,186
Admiral Group PLC	313,179	11,098,939
AG Barr PLC	190,437	1,577,699
Airtel Africa PLC(c)	1,553,859	2,278,162
AJ Bell PLC	474,378	2,799,151
Anglo American PLC	1,548,318	46,939,302
Antofagasta PLC	498,382	12,977,464
Ascential PLC	443,222	3,253,468
Ashmore Group PLC	588,588	1,306,146
Ashtead Group PLC	535,499	38,645,571
ASOS PLC(a)(b)	87,751	408,366
Associated British Foods PLC	416,900	13,309,640

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Assura PLC	3,540,952	$1,858,242
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	569,573	1,141,871
AstraZeneca PLC	1,883,158	299,178,769
Auto Trader Group PLC(c)	1,121,167	11,744,068
Aviva PLC	3,038,834	19,575,795
B&M European Value Retail SA	1,159,547	6,982,763
Babcock International Group PLC	368,836	2,522,976
BAE Systems PLC	3,674,132	61,277,558
Balfour Beatty PLC	818,026	4,429,396
Bank of Georgia Group PLC	50,823	2,987,844
Barclays PLC	18,245,238	54,558,839
Barratt Developments PLC	1,231,214	8,331,491
Beazley PLC	792,138	6,962,500
Bellway PLC	149,398	5,485,581
Berkeley Group Holdings PLC	137,420	8,971,105
Big Yellow Group PLC	232,402	3,614,178
Bodycote PLC	271,483	2,428,325
boohoo Group PLC(a)(b)	1,381,163	573,504
BP PLC	20,359,519	120,347,369
Breedon Group PLC	415,400	2,310,768
British American Tobacco PLC	2,445,996	86,786,457
British Land Co. PLC (The)	1,039,115	5,507,619
Britvic PLC	304,809	4,977,634
BT Group PLC	7,908,652	14,342,351
Bunzl PLC	399,796	16,751,194
Burberry Group PLC	469,433	4,698,000
Burford Capital Ltd.	252,854	3,565,870
Bytes Technology Group PLC	265,241	1,728,092
C&C Group PLC	710,987	1,462,415
Carnival PLC(b)	169,799	2,608,892
Centamin PLC	1,938,733	3,166,501
Centrica PLC	6,648,525	11,335,562
Close Brothers Group PLC	174,477	1,147,915
Coats Group PLC	2,163,081	2,488,771
Coca-Cola HBC AG, Class DI	253,425	9,247,456
Compass Group PLC	2,097,294	64,586,184
Computacenter PLC	100,118	3,466,691
ConvaTec Group PLC(c)	1,775,306	5,348,957
Craneware PLC	48,320	1,428,709
Cranswick PLC	57,835	3,542,768
Crest Nicholson Holdings PLC	507,959	1,731,589
Croda International PLC	170,505	8,865,264
Currys PLC(b)	1,408,222	1,472,712
CVS Group PLC	130,910	1,918,522
Darktrace PLC(b)	503,740	3,831,013
DCC PLC	118,880	8,190,232
Deliveroo PLC, Class A(b)(c)	1,277,949	2,166,943
Derwent London PLC	121,965	3,603,083
Diageo PLC	2,678,158	83,330,801
Diploma PLC	166,287	9,507,495
Direct Line Insurance Group PLC	1,540,298	3,736,829
Diversified Energy Co. PLC	78,898	1,303,450
Domino's Pizza Group PLC	592,527	2,463,805
Dowlais Group PLC	1,691,781	1,393,706
Dr. Martens PLC	802,284	733,505
Drax Group PLC	505,263	4,226,333
DS Smith PLC	1,646,701	9,626,697
Dunelm Group PLC	180,830	2,868,144
easyJet PLC	450,221	2,608,243
Elementis PLC	1,104,788	2,269,576
Endeavour Mining PLC	186,937	4,175,709
Energean PLC	237,410	3,048,973
Security	Shares	Value
United Kingdom (continued)
Entain PLC	751,902	$5,525,440
Essentra PLC	421,146	925,801
Evoke PLC(b)	797,884	605,688
Experian PLC	1,109,915	52,365,800
FD Technologies PLC(a)(b)	33,929	665,602
Fevertree Drinks PLC	168,069	1,993,164
Firstgroup PLC	1,469,549	3,313,620
Flutter Entertainment PLC(b)	215,958	42,717,734
Frasers Group PLC(b)	297,357	3,432,036
Future PLC	161,624	2,326,155
Games Workshop Group PLC	43,709	5,797,299
Gamma Communications PLC	132,810	2,537,106
GB Group PLC	333,907	1,494,663
Genuit Group PLC	416,484	2,736,880
Genus PLC	86,982	2,038,390
Glencore PLC	12,514,388	69,440,304
Grafton Group PLC	298,032	4,151,969
Grainger PLC	907,770	2,819,611
Great Portland Estates PLC	528,489	2,384,748
Greatland Gold PLC(a)(b)	7,563,798	689,406
Greencore Group PLC(b)	821,600	1,903,287
Greggs PLC	120,440	4,850,309
GSK PLC	5,027,970	97,637,054
Haleon PLC	8,316,115	37,301,118
Halfords Group PLC	456,100	906,481
Halma PLC	467,700	16,008,701
Hammerson PLC	5,761,932	2,134,770
Harbour Energy PLC	668,575	2,689,067
Hargreaves Lansdown PLC	408,220	5,799,207
Hays PLC	2,110,459	2,557,725
Hikma Pharmaceuticals PLC	189,403	4,630,876
Hill & Smith PLC	118,351	3,498,455
Hiscox Ltd.	384,794	6,283,974
Hochschild Mining PLC(b)	575,737	1,343,638
Howden Joinery Group PLC	738,682	8,930,805
HSBC Holdings PLC	22,976,650	208,952,035
Hunting PLC	280,382	1,646,538
Ibstock PLC(c)	688,798	1,625,750
IG Group Holdings PLC	450,322	5,438,405
IMI PLC	310,065	7,552,227
Imperial Brands PLC	1,069,909	29,488,660
Inchcape PLC	473,139	5,145,596
Indivior PLC, NVS(b)	176,540	2,424,984
Informa PLC	1,790,122	20,004,928
IntegraFin Holdings PLC	414,892	2,053,453
InterContinental Hotels Group PLC	205,701	20,723,474
Intermediate Capital Group PLC	361,391	10,200,887
International Distributions Services PLC(b)	806,499	3,578,359
International Workplace Group PLC	970,262	2,154,272
Intertek Group PLC	193,519	12,566,727
Investec PLC	793,701	6,284,548
IP Group PLC	1,932,758	1,036,102
ITM Power PLC(a)(b)	839,118	564,091
ITV PLC	4,282,840	4,406,170
J D Wetherspoon PLC(b)	134,447	1,290,239
J Sainsbury PLC	1,843,546	6,537,577
JD Sports Fashion PLC	3,387,071	5,730,398
JET2 PLC	205,709	3,776,359
John Wood Group PLC(b)	855,664	2,243,998
Johnson Matthey PLC	219,437	4,623,575
JTC PLC(c)	221,777	2,997,813
Jupiter Fund Management PLC	648,652	733,464
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Just Group PLC	1,673,046	$2,596,470
Kainos Group PLC	160,958	2,271,977
Keller Group PLC	127,405	2,440,404
Keywords Studios PLC	92,616	2,843,213
Kingfisher PLC	2,474,710	8,797,913
Lancashire Holdings Ltd.	338,005	2,754,872
Land Securities Group PLC	803,841	6,573,336
Learning Technologies Group PLC	1,006,143	931,282
Legal & General Group PLC	7,002,602	20,886,141
Liontrust Asset Management PLC	142,919	1,225,719
Lloyds Banking Group PLC	76,059,698	58,105,793
London Stock Exchange Group PLC	545,944	66,455,396
LondonMetric Property PLC	2,439,626	6,307,594
M&G PLC	2,982,012	8,142,816
Man Group PLC/Jersey	1,643,060	5,172,820
Marks & Spencer Group PLC	2,317,985	9,790,127
Marshalls PLC	360,683	1,613,593
Melrose Industries PLC	1,691,781	12,810,689
Mitchells & Butlers PLC(b)	478,134	1,915,371
Mitie Group PLC	2,265,359	3,529,626
Mobico Group PLC	674,635	488,734
Mondi PLC, NVS	500,545	9,786,485
MONY Group PLC	734,775	2,243,008
Morgan Advanced Materials PLC	494,197	2,165,353
National Grid PLC	5,806,425	73,672,940
NatWest Group PLC, NVS	7,974,909	37,836,828
NCC Group PLC	520,138	986,799
Network International Holdings PLC(b)(c)	621,371	3,131,310
Next PLC	154,408	18,047,161
Ninety One PLC	600,343	1,336,991
NMC Health PLC, NVS(d)	74,553	1
Ocado Group PLC(b)	672,076	3,514,408
OSB Group PLC	591,468	3,913,443
Oxford Instruments PLC	66,359	2,141,227
Oxford Nanopore Technologies PLC(b)	682,933	1,060,557
Pagegroup PLC	432,925	2,385,079
Paragon Banking Group PLC	406,095	4,196,298
Pearson PLC	842,573	11,432,007
Penno Group PLC	314,890	2,517,503
Persimmon PLC	389,669	7,946,237
Pets at Home Group PLC	636,745	2,511,366
Phoenix Group Holdings PLC	784,198	5,523,178
Playtech PLC(b)	360,021	2,614,962
Plus500 Ltd.	152,344	4,594,544
Premier Foods PLC	1,226,645	2,838,445
Primary Health Properties PLC	1,689,755	2,012,784
Prudential PLC	3,321,465	29,974,185
QinetiQ Group PLC	742,673	4,613,754
Quilter PLC(c)	1,760,550	3,025,999
Rathbones Group PLC	79,733	1,973,888
Reckitt Benckiser Group PLC	859,645	46,243,441
Redrow PLC	375,152	3,599,026
RELX PLC	2,281,613	107,686,395
Renishaw PLC	49,233	2,396,842
Rentokil Initial PLC	3,063,956	18,708,992
RHI Magnesita NV	57,515	2,714,400
Rightmove PLC	1,039,120	7,720,507
Rio Tinto PLC	1,354,695	88,099,739
Rolls-Royce Holdings PLC(b)	10,264,753	59,434,994
Rotork PLC	975,175	4,538,536
RS Group PLC	577,740	6,069,627
RWS Holdings PLC	493,890	1,210,913
Security	Shares	Value
United Kingdom (continued)
Safestore Holdings PLC	281,234	$2,922,413
Sage Group PLC (The)	1,212,478	16,948,690
Savills PLC	214,535	3,519,151
Schroders PLC	799,554	4,040,525
Segro PLC	1,510,220	17,776,207
Serco Group PLC	1,428,318	3,509,727
Severn Trent PLC	309,780	10,241,222
Shaftesbury Capital PLC	1,935,629	3,789,755
Shell PLC	7,816,927	285,035,492
Sirius Real Estate Ltd.	2,189,329	2,669,009
Smith & Nephew PLC	1,034,463	14,909,531
Smiths Group PLC	468,789	10,767,688
Softcat PLC	152,649	3,193,557
Spectris PLC	134,297	5,268,102
Spirax Group PLC	93,711	10,940,479
Spire Healthcare Group PLC(c)	705,110	2,321,660
Spirent Communications PLC	843,196	1,883,385
SSE PLC	1,282,413	31,036,702
SSP Group PLC	904,343	2,126,756
St. James's Place PLC	622,372	5,482,330
Standard Chartered PLC	2,760,501	27,269,017
Supermarket Income REIT PLC	1,049,290	1,010,614
Tate & Lyle PLC	480,429	4,060,823
Taylor Wimpey PLC	4,422,367	9,066,626
TBC Bank Group PLC	51,932	2,069,597
Team17 Group PLC(b)	158,000	589,039
Telecom Plus PLC	103,434	2,527,678
Tesco PLC	8,414,988	35,885,462
THG PLC, Class B(a)(b)	1,132,131	968,918
TP ICAP Group PLC	927,803	2,641,913
Trainline PLC(b)(c)	603,376	2,641,933
Travis Perkins PLC	199,490	2,451,320
Tritax Big Box REIT PLC	1,958,184	4,162,262
Trustpilot Group PLC(b)(c)	545,109	1,461,095
Unilever PLC	3,026,262	185,977,947
UNITE Group PLC (The)	404,954	4,963,617
United Utilities Group PLC	783,379	10,410,815
Vesuvius PLC	346,909	2,152,199
Victrex PLC	107,591	1,521,450
Virgin Money U.K. PLC	1,555,086	4,300,479
Vistry Group PLC(b)	476,151	8,480,886
Vodafone Group PLC	27,317,849	25,562,663
Watches of Switzerland Group PLC(b)(c)	406,137	2,129,855
Weir Group PLC (The)	313,394	8,181,088
WH Smith PLC	150,990	2,569,087
Whitbread PLC	235,919	8,839,877
Wickes Group PLC	327,524	635,783
Wise PLC, Class A(b)	748,199	6,889,107
Workspace Group PLC	264,779	2,087,456
WPP PLC	1,341,626	12,941,429
Yellow Cake PLC(b)(c)	336,100	2,405,316
YouGov PLC	120,371	714,913
Zigup PLC	539,799	2,946,619
		3,655,336,739
Total Common Stocks — 99.0% (Cost: $30,673,789,029)		37,499,093,343
Preferred Stocks
Brazil — 0.3%
Alpargatas SA, Preference Shares, NVS	313,910	477,290

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
Azul SA, Preference Shares, NVS	450,851	$637,679
Banco Bradesco SA, Preference Shares, NVS	6,621,988	14,552,533
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	208,297	421,297
Bradespar SA, Preference Shares, NVS	478,232	1,565,881
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	346,173	2,669,060
Cia. Energetica de Minas Gerais, Preference Shares, NVS	1,960,293	3,763,829
Cia. Paranaense de Energia - Copel, Preference Shares, NVS	831,135	1,482,661
Gerdau SA, Preference Shares, NVS	1,697,431	5,479,892
Itau Unibanco Holding SA, Preference Shares, NVS	5,813,961	34,825,279
Itausa SA, Preference Shares, NVS	6,646,240	11,950,224
Marcopolo SA, Preference Shares, NVS	1,955,637	2,098,727
Metalurgica Gerdau SA, Preference Shares, NVS	1,426,655	2,681,213
Petroleo Brasileiro SA, Preference Shares, NVS	5,717,834	37,817,981
Randon SA Implementos e Participacoes, Preference Shares, NVS	481,405	908,994
Unipar Carbocloro SA, Class B, Preference Shares, NVS	88,846	818,221
		122,150,761
Chile — 0.0%
Embotelladora Andina SA, Class B, Preference Shares, NVS	658,656	2,104,902
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	190,556	7,224,690
		9,329,592
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	582,094	4,871,134
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	71,203	6,104,345
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(c)	136,185	10,254,826
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	12,147	638,803
Fuchs Petrolub SE, Preference Shares, NVS	90,076	3,913,904
Henkel AG & Co. KGaA, Preference Shares, NVS	209,730	17,940,674
Jungheinrich AG, Preference Shares, NVS	70,226	2,222,995
Porsche Automobil Holding SE, Preference Shares, NVS	187,647	8,387,721
Sartorius AG, Preference Shares, NVS	31,766	9,009,532
Volkswagen AG, Preference Shares, NVS	246,827	27,546,627
		86,019,427
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(b)(d)	7,082,700	833
South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	26,493	3,206,756
Series 2, Preference Shares, NVS	41,134	4,999,342
LG Chem Ltd., Preference Shares, NVS	8,461	1,318,652
Samsung Electronics Co. Ltd., Preference Shares, NVS	991,645	47,209,076
		56,733,826
Total Preferred Stocks — 0.8% (Cost: $300,091,260)		279,105,573
Security	Shares	Value
Rights
Brazil — 0.0%
Localiza Rent a Car SA, (Expires 08/20/24)(b)	11,969	$24,525
India — 0.0%
Tata Consumer Products Ltd.)	30,734	136,163
South Africa — 0.0%
Pick n Pay Stores Ltd.)(a)	399,691	162,181
Turkey — 0.0%
Kontrolmatik Enerji Ve Muhendislik A/S)	163,530	313,306
Total Rights — 0.0% (Cost: $1,075,358)		636,175
Warrants
Australia — 0.0%
Magellan Financial Group Ltd. (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD 35.00)(b)	16,323	1,228
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	23,204	—
Total Warrants — 0.0% (Cost: $—)		1,228
Total Long-Term Investments — 99.8% (Cost: $30,974,955,647)		37,778,836,319
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(g)(h)(i)	332,921,627	333,054,795
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(g)(h)	58,680,000	58,680,000
Total Short-Term Securities — 1.0% (Cost: $391,547,639)		391,734,795
Total Investments — 100.8% (Cost: $31,366,503,286)		38,170,571,114
Liabilities in Excess of Other Assets — (0.8)%		(298,070,903)
Net Assets — 100.0%		$37,872,500,211

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,645,764, representing less than 0.05% of its net assets as of period end, and an original cost of $1,601,282.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$424,504,480	$—	$(91,510,445)(a)	$49,593	$11,167	$333,054,795	332,921,627	$6,709,908 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	71,870,000	—	(13,190,000)(a)	—	—	58,680,000	58,680,000	2,937,679	—
				$49,593	$11,167	$391,734,795		$9,647,587	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	505	09/20/24	$60,340	$704,961
MSCI Emerging Markets Index	483	09/20/24	26,480	(97)
				$704,864
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$704,961	$—	$—	$—	$704,961
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$97	$—	$—	$—	$97

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,789,302	$—	$—	$—	$2,789,302
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(3,703,493)	$—	$—	$—	$(3,703,493)

2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Core MSCI Total International Stock ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$119,627,363
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,955,378,080	$32,541,779,461	$1,935,802	$37,499,093,343
Preferred Stocks	136,351,487	142,753,253	833	279,105,573
Rights	24,525	611,650	—	636,175
Warrants	1,228	—	—	1,228
Short-Term Securities
Money Market Funds	391,734,795	—	—	391,734,795
	$5,483,490,115	$32,685,144,364	$1,936,635	$38,170,571,114
Derivative Financial Instruments(a)
Assets
Equity Contracts	$704,961	$—	$—	$704,961
Liabilities
Equity Contracts	(97)	—	—	(97)
	$704,864	$—	$—	$704,864

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
July 31, 2024

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$119,593,495,357	$4,604,390,327	$14,022,806,312	$2,025,050,949
Investments, at value—affiliated(c)	763,712,157	31,406,580	83,696,525	21,623,847
Cash	5,745	8,448	4,143	8,786
Foreign currency collateral pledged for futures contracts(d)	32,206,237	1,478,212	4,006,053	472,528
Foreign currency, at value(e)	154,697,941	5,805,671	48,367,451	2,683,838
Receivables:
Investments sold	48,253,982	271,292	4,416,936	1,779,133
Securities lending income—affiliated	912,149	26,967	78,567	16,621
Dividends—unaffiliated	90,287,364	2,574,196	11,012,945	2,205,469
Dividends—affiliated	41,428	1,542	6,611	676
Tax reclaims	224,682,220	15,567,214	18,750,738	851,348
Variation margin on futures contracts	4,108,579	172,029	519,340	69,106
Total assets	120,912,403,159	4,661,702,478	14,193,665,621	2,054,762,301
LIABILITIES
Collateral on securities loaned, at value	738,638,568	30,963,329	82,437,101	21,478,651
Payables:
Investments purchased	6,802,692	—	—	561,601
Deferred foreign capital gain tax	5,960	—	—	—
Investment advisory fees	7,054,696	368,523	472,853	151,690
Professional fees	351,794	17,242	78,310	—
Total liabilities	752,853,710	31,349,094	82,988,264	22,191,942
Commitments and contingent liabilities
NET ASSETS	$120,159,549,449	$4,630,353,384	$14,110,677,357	$2,032,570,359
NET ASSETS CONSIST OF
Paid-in capital	$104,824,168,110	$4,788,298,795	$12,215,087,403	$1,928,814,665
Accumulated earnings (loss)	15,335,381,339	(157,945,411)	1,895,589,954	103,755,694
NET ASSETS	$120,159,549,449	$4,630,353,384	$14,110,677,357	$2,032,570,359
NET ASSET VALUE
Shares outstanding	1,606,600,000	79,300,000	208,350,000	31,900,000
Net asset value	$74.79	$58.39	$67.73	$63.72
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$99,836,984,545	$4,475,542,521	$11,858,885,974	$1,824,476,330
(b) Securities loaned, at value	$685,936,907	$28,593,100	$77,779,504	$19,282,317
(c) Investments, at cost—affiliated	$763,353,333	$31,393,005	$83,657,718	$21,623,371
(d) Foreign currency collateral pledged, at cost	$31,845,734	$1,536,703	$3,965,087	$465,143
(e) Foreign currency, at cost	$152,312,455	$5,756,884	$47,741,303	$2,596,379
See notes to financial statements.

2024 iShares Annual Financial Statements

Statements of Assets and Liabilities (continued)
July 31, 2024

iShares Core MSCI Total International Stock ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$37,778,836,319
Investments, at value—affiliated(c)	391,734,795
Cash	2,707,040
Cash pledged for futures contracts	2,870,000
Foreign currency, at value(d)	67,973,085
Receivables:
Investments sold	10,523,278
Securities lending income—affiliated	403,809
Capital shares sold	584
Dividends—unaffiliated	61,353,573
Dividends—affiliated	192,353
Tax reclaims	52,858,251
Variation margin on futures contracts	1,420,184
Total assets	38,370,873,271
LIABILITIES
Collateral on securities loaned, at value	332,966,908
Payables:
Investments purchased	38,803,017
Deferred foreign capital gain tax	123,440,127
Investment advisory fees	2,226,995
Professional fees	936,013
Total liabilities	498,373,060
Commitments and contingent liabilities
NET ASSETS	$37,872,500,211
NET ASSETS CONSIST OF
Paid-in capital	$32,850,838,568
Accumulated earnings	5,021,661,643
NET ASSETS	$37,872,500,211
NET ASSET VALUE
Shares outstanding	547,900,000
Net asset value	$69.12
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$30,974,955,647
(b) Securities loaned, at value	$306,636,601
(c) Investments, at cost—affiliated	$391,547,639
(d) Foreign currency, at cost	$68,179,055
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended July 31, 2024

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF
INVESTMENT INCOME
Dividends—unaffiliated	$3,498,448,224	$152,508,435	$398,054,809	$53,653,747
Dividends—affiliated	3,235,047	125,475	398,462	49,439
Interest—unaffiliated	1,636,081	112,658	217,003	3,793
Securities lending income—affiliated—net	13,677,062	413,480	1,246,001	236,843
Other income—unaffiliated	14,877	50,405	112,921	—
Foreign taxes withheld	(259,614,396)	(12,176,356)	(33,226,760)	(3,249,316)
Foreign withholding tax claims	1,791,269	922,805	1,157,227	—
Total investment income	3,259,188,164	141,956,902	367,959,663	50,694,506
EXPENSES
Investment advisory	74,958,004	3,911,942	4,880,880	1,657,847
Professional	361,258	115,481	140,963	—
Interest expense	422	—	—	—
Total expenses	75,319,684	4,027,423	5,021,843	1,657,847
Net investment income	3,183,868,480	137,929,479	362,937,820	49,036,659
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(594,219,344)	(68,311,683)	(12,155,155)	(18,071,053)
Investments—affiliated	54,450	8,875	3,873	880
Foreign currency transactions	(24,537,478)	(181,227)	(2,315,575)	(763,263)
Futures contracts	76,977,190	2,081,700	7,071,438	1,540,138
In-kind redemptions—unaffiliated(a)	—	205,769,710	—	40,347,542
	(541,725,182)	139,367,375	(7,395,419)	23,054,244
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	9,410,140,491	206,660,928	1,021,451,868	134,383,690
Investments—affiliated	(1,731)	(5,704)	6,112	(410)
Foreign currency translations	5,768,210	104,526	836,126	113,539
Futures contracts	(10,408,434)	(536,114)	(593,782)	(254,214)
	9,405,498,536	206,223,636	1,021,700,324	134,242,605
Net realized and unrealized gain	8,863,773,354	345,591,011	1,014,304,905	157,296,849
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,047,641,834	$483,520,490	$1,377,242,725	$206,333,508
(a) See Note 2 of the Notes to Financial Statements.
(b) Net of reduction in deferred foreign capital gain tax of	$50,143	$—	$1,757	$—
See notes to financial statements.

2024 iShares Annual Financial Statements

Statements of Operations(continued)
Year Ended July 31, 2024

iShares Core MSCI Total International Stock ETF
INVESTMENT INCOME
Dividends—unaffiliated	$1,082,050,013
Dividends—affiliated	2,937,679
Interest—unaffiliated	527,891
Securities lending income—affiliated—net	6,709,908
Other income—unaffiliated	660,548
Foreign taxes withheld	(97,388,404)
Foreign withholding tax claims	8,441,823
Other foreign taxes	(222,751)
Total investment income	1,003,716,707
EXPENSES
Investment advisory	23,755,273
Professional	949,219
Interest expense	212,634
Commitment costs	38,715
Total expenses	24,955,841
Net investment income	978,760,866
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(239,237,996)
Investments—affiliated	49,593
Foreign currency transactions	(6,831,896)
Futures contracts	2,789,302
(243,230,997)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	2,627,348,831
Investments—affiliated	11,167
Foreign currency translations	(36,420)
Futures contracts	(3,703,493)
2,623,620,085
Net realized and unrealized gain	2,380,389,088
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,359,149,954
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(1,868,044)
(b) Net of increase in deferred foreign capital gain tax of	$(102,966,240)
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares Core MSCI EAFE ETF		iShares Core MSCI Europe ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,183,868,480	$2,934,336,151	$137,929,479	$132,228,856
Net realized gain (loss)	(541,725,182)	(535,403,304)	139,367,375	(44,881,380)
Net change in unrealized appreciation (depreciation)	9,405,498,536	10,854,004,778	206,223,636	544,173,475
Net increase in net assets resulting from operations	12,047,641,834	13,252,937,625	483,520,490	631,520,951
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,522,125,819)	(2,335,829,412)	(144,029,877)	(123,397,635)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	9,630,327,254	2,263,134,016	(98,970,748)	(45,011,400)
NET ASSETS
Total increase in net assets	18,155,843,269	13,180,242,229	240,519,865	463,111,916
Beginning of year	102,003,706,180	88,823,463,951	4,389,833,519	3,926,721,603
End of year	$120,159,549,449	$102,003,706,180	$4,630,353,384	$4,389,833,519

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 iShares Annual Financial Statements

Statements of Changes in Net Assets(continued)

	iShares Core MSCI International Developed Markets ETF		iShares Core MSCI Pacific ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$362,937,820	$293,536,299	$49,036,659	$48,752,006
Net realized gain (loss)	(7,395,419)	(21,298,349)	23,054,244	90,745,322
Net change in unrealized appreciation (depreciation)	1,021,700,324	1,136,036,244	134,242,605	30,947,793
Net increase in net assets resulting from operations	1,377,242,725	1,408,274,194	206,333,508	170,445,121
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(393,369,827)	(243,534,870)	(58,321,914)	(38,736,051)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,746,017,299	2,838,953,351	147,622,497	104,176,179
NET ASSETS
Total increase in net assets	2,729,890,197	4,003,692,675	295,634,091	235,885,249
Beginning of year	11,380,787,160	7,377,094,485	1,736,936,268	1,501,051,019
End of year	$14,110,677,357	$11,380,787,160	$2,032,570,359	$1,736,936,268

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Core MSCI Total International Stock ETF
	Year Ended 07/31/24	Year Ended(a) 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$978,760,866	$929,365,736
Net realized loss	(243,230,997)	(225,978,064)
Net change in unrealized appreciation (depreciation)	2,623,620,085	3,126,687,616
Net increase in net assets resulting from operations	3,359,149,954	3,830,075,288
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,087,342,961)	(735,951,498)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,509,054,152	1,884,043,701
NET ASSETS
Total increase in net assets	4,780,861,145	4,978,167,491
Beginning of year	33,091,639,066	28,113,471,575
End of year	$37,872,500,211	$33,091,639,066

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 iShares Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core MSCI EAFE ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$69.41	$61.88	$75.40	$58.48	$60.80
Net investment income(a)	2.08	2.03 (b)	2.10 (b)	1.76	1.52
Net realized and unrealized gain (loss)(c)	5.58	7.12	(12.90)	16.86	(2.26)
Net increase (decrease) from investment operations	7.66	9.15	(10.80)	18.62	(0.74)
Distributions from net investment income(d)	(2.28)	(1.62)	(2.72)	(1.70)	(1.58)
Net asset value, end of year	$74.79	$69.41	$61.88	$75.40	$58.48
Total Return(e)
Based on net asset value	11.24%	14.94%(b)	(14.58)%(b)	31.95%	(1.30)%
Ratios to Average Net Assets(f)
Total expenses	0.07%	0.07%	0.07%	0.08%	0.07%
Total expenses excluding professional fees for foreign withholding tax claims	0.07%	0.07%	0.07%	0.07%	N/A
Net investment income	2.97%	3.21%(b)	3.00%(b)	2.55%(b)	2.57%
Supplemental Data
Net assets, end of year (000)	$120,159,549	$102,003,706	$88,823,464	$99,092,545	$66,212,280
Portfolio turnover rate(g)	2%	3%	4%	2%	2%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2023 and
July 31, 2022, respectively:
• Net investment income per share by $0.02 and $0.01.
• Total return by 0.03% and 0.02%.
• Ratio of net investment income to average net assets by 0.03% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core MSCI Europe ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$54.06	$47.25	$58.23	$44.41	$45.70
Net investment income(a)	1.73 (b)	1.65 (b)	1.61 (b)	1.28	1.09
Net realized and unrealized gain (loss)(c)	4.36	6.67	(10.68)	13.91	(1.39)
Net increase (decrease) from investment operations	6.09	8.32	(9.07)	15.19	(0.30)
Distributions from net investment income(d)	(1.76)	(1.51)	(1.91)	(1.37)	(0.99)
Net asset value, end of year	$58.39	$54.06	$47.25	$58.23	$44.41
Total Return(e)
Based on net asset value	11.40%(b)	17.84%(b)	(15.80)%(b)	34.39%	(0.66)%
Ratios to Average Net Assets(f)
Total expenses	0.09%	0.11%	0.09%	0.09%	0.09%
Total expenses excluding professional fees for foreign withholding tax claims	0.09%	0.09%	0.09%	0.09%	N/A
Net investment income	3.17%(b)	3.36%(b)	2.98%(b)	2.46%	2.45%
Supplemental Data
Net assets, end of year (000)	$4,630,353	$4,389,834	$3,926,722	$5,287,174	$3,463,613
Portfolio turnover rate(g)	5%	5%	5%	3%	3%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended  July 31,2024 , July 31,
2023 and July 31, 2022, respectively::
• Net investment income per share by $ 0.01, $0.09 and $0.01.
• Total return by 0.02%, 0.18% and 0.02%.
• Ratio of net investment income to average net assets by 0.02%, 0.18% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core MSCI International Developed Markets ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$62.81	$56.46	$67.86	$52.39	$54.31
Net investment income(a)	1.88 (b)	1.83 (b)	1.85	1.60	1.46
Net realized and unrealized gain (loss)(c)	5.04	5.94	(10.90)	15.42	(2.04)
Net increase (decrease) from investment operations	6.92	7.77	(9.05)	17.02	(0.58)
Distributions from net investment income(d)	(2.00)	(1.42)	(2.35)	(1.55)	(1.34)
Net asset value, end of year	$67.73	$62.81	$56.46	$67.86	$52.39
Total Return(e)
Based on net asset value	11.22%(b)	13.91%(b)	(13.57)%	32.63%	(1.14)%
Ratios to Average Net Assets(f)
Total expenses	0.04%	0.04%	0.05%	0.05%	0.05%
Total expenses after fees waived	0.04%	0.04%	0.05%	0.05%	0.05%
Net investment income	2.97%(b)	3.15%(b)	2.93%	2.56%	2.81%
Supplemental Data
Net assets, end of year (000)	$14,110,677	$11,380,787	$7,377,094	$6,158,362	$2,844,598
Portfolio turnover rate(g)	3%	2%	6%	7%	17%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended  July 31,2024 and July 31, 2023 respectively:
• Net investment income per share by  $0.01 and $0.01.
• Total return by  0.01% and 0.02%.
• Ratio of net investment income to average net assets by 0.01% and  0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core MSCI Pacific ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$59.28	$54.78	$65.86	$52.60	$55.60
Net investment income(a)	1.58	1.66	1.66	1.42	1.45
Net realized and unrealized gain (loss)(b)	4.77	4.14	(10.02)	13.15	(2.72)
Net increase (decrease) from investment operations	6.35	5.80	(8.36)	14.57	(1.27)
Distributions from net investment income(c)	(1.91)	(1.30)	(2.72)	(1.31)	(1.73)
Net asset value, end of year	$63.72	$59.28	$54.78	$65.86	$52.60
Total Return(d)
Based on net asset value	11.01%	10.73%	(13.01)%	27.70%	(2.45)%
Ratios to Average Net Assets(e)
Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	2.66%	3.03%	2.72%	2.24%	2.67%
Supplemental Data
Net assets, end of year (000)	$2,032,570	$1,736,936	$1,501,051	$1,119,667	$904,692
Portfolio turnover rate(f)	5%	7%	16%	6%	5%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core MSCI Total International Stock ETF
	Year Ended 07/31/24	Year Ended 07/31/23(a)	Year Ended 07/31/22(a)	Year Ended 07/31/21(a)	Year Ended 07/31/20(a)
Net asset value, beginning of year	$64.95	$59.02	$72.22	$56.92	$57.96
Net investment income(b)	1.86 (c)	1.87 (c)	1.93 (c)	1.58	1.53
Net realized and unrealized gain (loss)(d)	4.38	5.53	(12.82)	15.28	(1.06)
Net increase (decrease) from investment operations	6.24	7.40	(10.89)	16.86	0.47
Distributions from net investment income(e)	(2.07)	(1.47)	(2.31)	(1.56)	(1.51)
Net asset value, end of year	$69.12	$64.95	$59.02	$72.22	$56.92
Total Return(f)
Based on net asset value	9.84%(c)	12.72%(c)	(15.36)%(c)	29.71%	0.77%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%	0.07%	0.09%	0.09%	0.09%
Total expenses after fees waived	0.07%	0.07%	0.09%	0.09%	0.09%
Net investment income	2.88%(c)	3.14%(c)	2.87%(c)	2.35%	2.72%
Supplemental Data
Net assets, end of year (000)	$37,872,500	$33,091,639	$28,113,472	$30,065,795	$19,546,312
Portfolio turnover rate(i)	3%	3%	10%	7%	7%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2024:
• Net investment income per share by $0.01.
• Total return by 0.02%..
• Ratio of net investment income to average net assets by 0.02%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core MSCI EAFE	Diversified
Core MSCI Europe	Diversified
Core MSCI International Developed Markets	Diversified
Core MSCI Pacific	Diversified
Core MSCI Total International Stock	Diversified
Basis of Consolidation: The accompanying consolidated financial statements for the iShares Core MSCI Total International Stock ETF included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invested in Indian securities. On April 26, 2023, the Fund filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Notes to Financial Statements

Notes to Financial Statements  (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core MSCI EAFE
Barclays Bank PLC	$5,185,864	$(5,166,567)	$—	$19,297(b)
Barclays Capital, Inc.	14,112,981	(14,112,981)	—	—
BNP Paribas SA	19,648,415	(19,648,415)	—	—
BofA Securities, Inc.	90,262,271	(90,262,271)	—	—
Citigroup Global Markets, Inc.	19,726,030	(19,726,030)	—	—
Deutsche Bank Securities, Inc.	3	(3)	—	—
Goldman Sachs & Co. LLC	204,860,480	(204,860,480)	—	—
HSBC Bank PLC	363,536	(363,536)	—	—
J.P. Morgan Securities LLC	124,966,513	(124,966,513)	—	—
Jefferies LLC	10,362,093	(10,362,093)	—	—
Macquarie Bank Ltd.	4,076,000	(4,076,000)	—	—
Morgan Stanley	163,032,760	(163,032,760)	—	—
National Financial Services LLC	1,322,552	(1,322,552)	—	—
Nomura Securities International, Inc.	974,563	(974,563)	—	—
Scotia Capital (USA), Inc.	111,003	(111,003)	—	—
SG Americas Securities LLC	4,783,582	(4,783,582)	—	—
State Street Bank & Trust Co.	18,325,396	(18,325,396)	—	—
Toronto-Dominion Bank	224,364	(201,118)	—	23,246(b)
UBS AG	3,598,497	(3,598,497)	—	—
UBS Securities LLC	4	(4)	—	—
	$685,936,907	$(685,894,364)	$—	$42,543
Core MSCI Europe
Barclays Capital, Inc.	$739,792	$(739,792)	$—	$—
BNP Paribas SA	1,310,410	(1,310,410)	—	—
BofA Securities, Inc.	1,550,798	(1,550,798)	—	—
Citigroup Global Markets, Inc.	134,531	(134,531)	—	—
Goldman Sachs & Co. LLC	8,053,394	(8,053,394)	—	—
HSBC Bank PLC	7,392,797	(7,392,797)	—	—
J.P. Morgan Securities LLC	5,653,868	(5,653,868)	—	—
Morgan Stanley	3,235,913	(3,235,913)	—	—
SG Americas Securities LLC	408,545	(408,545)	—	—
UBS AG	113,052	(113,052)	—	—
	$28,593,100	$(28,593,100)	$—	$—
Core MSCI International Developed Markets
Barclays Bank PLC	$1,773,110	$(1,708,391)	$—	$64,719(b)
BNP Paribas SA	2,694,560	(2,694,560)	—	—
BofA Securities, Inc.	4,703,649	(4,703,649)	—	—
Citigroup Global Markets, Inc.	6,289,099	(6,289,099)	—	—
Goldman Sachs & Co. LLC	19,886,056	(19,886,056)	—	—
HSBC Bank PLC	9,677,283	(9,677,283)	—	—
J.P. Morgan Securities LLC	15,175,871	(15,175,871)	—	—
Jefferies LLC	809,291	(809,291)	—	—
Macquarie Bank Ltd.	183,705	(183,705)	—	—
Morgan Stanley	11,297,039	(11,297,039)	—	—
Scotia Capital (USA), Inc.	1,258,723	(1,258,723)	—	—
SG Americas Securities LLC	133,016	(133,016)	—	—
State Street Bank & Trust Co.	3,567,806	(3,567,806)	—	—
UBS AG	112,001	(112,001)	—	—
Virtu Americas LLC	218,295	(218,295)	—	—
	$77,779,504	$(77,714,785)	$—	$64,719
Notes to Financial Statements

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core MSCI Pacific
BNP Paribas SA	$134,734	$(134,734)	$—	$—
BofA Securities, Inc.	1,672,732	(1,672,732)	—	—
Citigroup Global Markets, Inc.	605,571	(605,571)	—	—
Goldman Sachs & Co. LLC	6,341,553	(6,341,553)	—	—
HSBC Bank PLC	3,672,678	(3,672,678)	—	—
J.P. Morgan Securities LLC	2,751,198	(2,751,198)	—	—
Jefferies LLC	348,868	(348,868)	—	—
Macquarie Bank Ltd.	982,639	(982,639)	—	—
Morgan Stanley	2,341,019	(2,341,019)	—	—
Nomura Securities International, Inc.	49,543	(49,013)	—	530(b)
SG Americas Securities LLC	28,226	(28,226)	—	—
State Street Bank & Trust Co.	330,902	(330,902)	—	—
UBS AG	22,654	(22,654)	—	—
	$19,282,317	$(19,281,787)	$—	$530
Core MSCI Total International Stock
Barclays Bank PLC	$1,287,824	$(1,160,936)	$—	$126,888(b)
Barclays Capital, Inc.	8,510,546	(8,510,546)	—	—
BNP Paribas SA	9,759,763	(9,759,763)	—	—
BofA Securities, Inc.	44,665,802	(44,665,802)	—	—
Citigroup Global Markets, Inc.	13,689,300	(13,689,300)	—	—
Goldman Sachs & Co. LLC	59,424,328	(59,424,328)	—	—
HSBC Bank PLC	29,730,124	(29,730,124)	—	—
J.P. Morgan Securities LLC	28,464,625	(28,464,625)	—	—
J.P. Morgan Securities PLC	441,333	(441,333)	—	—
Jefferies LLC	1,823,728	(1,823,728)	—	—
Macquarie Bank Ltd.	372,664	(372,664)	—	—
Mizuho Securities USA LLC	314,982	(314,982)	—	—
Morgan Stanley	90,426,395	(90,426,395)	—	—
National Financial Services LLC	230,537	(230,537)	—	—
Nomura Securities International, Inc.	3,756,060	(3,756,060)	—	—
Scotia Capital (USA), Inc.	2,066,347	(2,066,347)	—	—
SG Americas Securities LLC	1,305,297	(1,305,297)	—	—
State Street Bank & Trust Co.	6,064,600	(6,064,600)	—	—
Toronto-Dominion Bank	114,905	(114,905)	—	—
UBS AG	3,440,214	(3,440,214)	—	—
UBS Securities LLC	747,227	(747,227)	—	—
	$306,636,601	$(306,509,713)	$—	$126,888

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of July 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core MSCI EAFE	0.07%
Core MSCI Europe	0.09
Core MSCI International Developed Markets	0.04
Core MSCI Pacific	0.09
Core MSCI Total International Stock	0.07
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For the iShares Core MSCI Total International Stock ETF, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For year ended July 31, 2024, there were no fees waived by BFA pursuant to this arrangement.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements

Notes to Financial Statements  (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core MSCI EAFE	$3,099,434
Core MSCI Europe	97,443
Core MSCI International Developed Markets	294,916
Core MSCI Pacific	54,426
Core MSCI Total International Stock	1,492,702
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core MSCI EAFE	$531,704,717	$93,686,306	$(9,073,786)
Core MSCI Europe	54,478,966	24,179,234	(5,493,867)
Core MSCI International Developed Markets	99,365,810	27,000,122	404,048
Core MSCI Pacific	5,481,571	4,991,433	(323,749)
Core MSCI Total International Stock	43,224,072	59,366,013	(7,332,622)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Core MSCI EAFE	$5,467,946,558	$2,566,303,620
Core MSCI Europe	289,059,492	215,808,752
Core MSCI International Developed Markets	668,590,746	350,314,144
Core MSCI Pacific	97,687,710	95,277,096
Core MSCI Total International Stock	2,224,652,507	1,072,362,782
For the year ended July 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI EAFE	$6,395,643,595	$—
Core MSCI Europe	570,119,334	745,308,028
Core MSCI International Developed Markets	1,368,727,517	—
Core MSCI Pacific	260,965,717	124,226,810
Core MSCI Total International Stock	1,204,294,728	—
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to nondeductible expenses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Core MSCI EAFE	$1,553	$ (1,553)
Core MSCI Europe	203,448,376	(203,448,376)
Core MSCI Pacific	38,557,479	(38,557,479)
Core MSCI Total International Stock	(96)	96
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 07/31/24	Year Ended 07/31/23
Core MSCI EAFE
Ordinary income	$3,522,125,819	$2,335,829,412
Core MSCI Europe
Ordinary income	$144,029,877	$123,397,635
Core MSCI International Developed Markets
Ordinary income	$393,369,827	$243,534,870
Core MSCI Pacific
Ordinary income	$58,321,914	$38,736,051
Core MSCI Total International Stock
Ordinary income	$1,087,342,961	$735,951,498
As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Core MSCI EAFE	$818,242,391	$(3,423,128,652)	$17,940,267,600	$15,335,381,339
Core MSCI Europe	22,643,483	(270,321,902)	89,733,008	(157,945,411)
Core MSCI International Developed Markets	92,124,202	(219,201,204)	2,022,666,956	1,895,589,954
Core MSCI Pacific	19,184,868	(81,225,092)	165,795,918	103,755,694
Core MSCI Total International Stock	334,884,149	(1,633,726,306)	6,320,503,800	5,021,661,643

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the timing and recognition of realized gains/losses for tax purposes.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI EAFE	$102,428,469,727	$28,570,554,613	$(10,639,245,323)	$17,931,309,290
Core MSCI Europe	4,546,336,937	664,951,166	(575,491,196)	89,459,970
Core MSCI International Developed Markets	12,085,436,287	2,825,192,997	(803,711,275)	2,021,481,722
Core MSCI Pacific	1,881,062,438	334,987,871	(169,355,444)	165,632,427
Core MSCI Total International Stock	31,727,711,093	10,075,280,268	(3,632,420,248)	6,442,860,020
Notes to Financial Statements

Notes to Financial Statements  (continued)
9. LINE OF CREDIT
The iShares Core MSCI Total International Stock ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the year ended July 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Core MSCI Total International Stock	$79,700,000	$3,245,492	4.90%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While

2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount
Core MSCI EAFE
Shares sold	137,000,000	$9,630,327,254	34,200,000	$2,263,134,016
Core MSCI Europe
Shares sold	11,800,000	$669,881,776	5,900,000	$308,442,219
Shares redeemed	(13,700,000)	(768,852,524)	(7,800,000)	(353,453,619)
	(1,900,000)	$(98,970,748)	(1,900,000)	$(45,011,400)
Core MSCI International Developed Markets
Shares sold	27,150,000	$1,746,017,299	50,550,000	$2,838,953,351
Notes to Financial Statements

Notes to Financial Statements  (continued)
	Year Ended 07/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount
Core MSCI Pacific
Shares sold	4,600,000	$271,941,795	9,900,000	$555,909,181
Shares redeemed	(2,000,000)	(124,319,298)	(8,000,000)	(451,733,002)
	2,600,000	$147,622,497	1,900,000	$104,176,179
Core MSCI Total International Stock
Shares sold	38,400,000	$2,509,054,152	33,200,000	$1,884,043,701
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which each of the iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI International Developed Markets ETF and iShares Core MSCI Total International Stock ETF is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 iShares Annual Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
iShares Core MSCI EAFE ETF(1)
iShares Core MSCI Europe ETF(1)
iShares Core MSCI International Developed Markets ETF(1)
iShares Core MSCI Pacific ETF(1)
iShares Core MSCI Total International Stock ETF(2)
(1) Statement of operations for the year ended July 31, 2024 statement of changes in net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024
(2) Statement of operations for the year ended July 31, 2024 statement of changes in net assets for the year ended July 31, 2024 consolidated statement of changes in net assets for the year ended July 31, 2023 the financial highlights for the year ended July 31, 2024 and the consolidated financial highlights for each of the four years in the period ended July 31, 2023
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024:
iShares ETF	Qualified Dividend Income
Core MSCI EAFE	$3,210,185,834
Core MSCI Europe	149,717,359
Core MSCI International Developed Markets	368,016,515
Core MSCI Pacific	41,852,863
Core MSCI Total International Stock	865,337,115
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Core MSCI EAFE	$3,497,922,952	$219,175,804
Core MSCI Europe	152,460,150	11,190,461
Core MSCI International Developed Markets	398,054,816	29,782,972
Core MSCI Pacific	53,651,599	3,212,997
Core MSCI Total International Stock	1,081,353,892	83,897,543

2024 iShares Annual Financial Statements

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Core MSCI EAFE ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual AIF level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m.  This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
Additional Information

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Core MSCI EAFE ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract
iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Total International Stock ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue

2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Core MSCI Pacific ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
 After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio

2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

2024 iShares Annual Financial Statements

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July 31, 2024

2024 Annual Financial Statements

iShares Trust
• iShares Currency Hedged MSCI ACWI ex U.S. ETF | HAWX | NYSE Arca
• iShares Currency Hedged MSCI EAFE ETF | HEFA | Cboe BZX
• iShares Currency Hedged MSCI EAFE Small-Cap ETF | HSCZ | NYSE Arca
• iShares MSCI ACWI ex U.S. ETF | ACWX | NASDAQ
• iShares MSCI EAFE ETF | EFA | NYSE Arca
• iShares MSCI EAFE Small-Cap ETF | SCZ | NASDAQ

2

Schedule of Investments
July 31, 2024
iShares® Currency Hedged MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.0%
iShares MSCI ACWI ex U.S. ETF(a)(b)	4,230,596	$229,636,751
Total Investment Companies (Cost: $199,868,402)		229,636,751
Short-Term Securities
Money Market Funds — 44.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(a)(c)(d)	102,803,291	102,844,413
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(a)(c)	90,000	90,000
Total Short-Term Securities — 44.9% (Cost: $102,934,222)		102,934,413
Total Investments in Securities — 144.9% (Cost: $302,802,624)		332,571,164
Liabilities in Excess of Other Assets — (44.9)%		(103,013,269)
Net Assets — 100.0%		$229,557,895

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,677,885	$90,159,747 (a)	$—	$7,857	$(1,076)	$102,844,413	102,803,291	$282,029 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	20,000 (a)	—	—	—	90,000	90,000	15,874	—
iShares MSCI ACWI ex U.S. ETF	179,887,849	55,968,773	(20,146,084)	(218,622)	14,144,835	229,636,751	4,230,596	5,869,832	—
				$(210,765)	$14,143,759	$332,571,164		$6,167,735	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	16,193,000	USD	10,574,029	BNP Paribas SA	08/02/24	$15,383
CAD	23,215,000	USD	16,805,257	State Street Bank & Trust Company	08/02/24	9,755
CHF	191,000	USD	211,837	HSBC Bank PLC	08/02/24	5,764
CHF	52,000	USD	58,085	JPMorgan Chase Bank N.A.	08/02/24	1,158
CHF	12,549,000	USD	14,251,142	State Street Bank & Trust Company	08/02/24	45,639
CNH	18,801,000	USD	2,601,160	BNP Paribas SA	08/02/24	1,306
3
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	966,000	USD	132,621	Citibank N.A.	08/02/24	$1,094
CNH	286,000	USD	39,204	HSBC Bank PLC	08/02/24	385
DKK	608,000	USD	87,620	Bank of America N.A.	08/02/24	555
DKK	39,963,000	USD	5,795,183	BNP Paribas SA	08/02/24	420
DKK	171,000	USD	24,598	JPMorgan Chase Bank N.A.	08/02/24	201
EUR	9,000	USD	9,652	Barclays Bank PLC	08/02/24	88
EUR	1,130,000	USD	1,212,861	BNP Paribas SA	08/02/24	10,082
EUR	697,000	USD	748,966	HSBC Bank PLC	08/02/24	5,363
EUR	45,808,000	USD	49,568,837	State Street Bank & Trust Company	08/02/24	6,867
GBP	530,000	USD	670,105	BNP Paribas SA	08/02/24	11,236
GBP	17,043,000	USD	21,890,881	Citibank N.A.	08/02/24	18,752
GBP	258,000	USD	326,830	HSBC Bank PLC	08/02/24	4,842
GBP	57,000	USD	72,031	JPMorgan Chase Bank N.A.	08/02/24	1,245
JPY	85,973,000	USD	534,496	HSBC Bank PLC	08/02/24	39,403
JPY	5,220,609,000	USD	34,697,654	JPMorgan Chase Bank N.A.	08/02/24	151,710
NOK	9,105,000	USD	832,686	BNP Paribas SA	08/02/24	1,824
NZD	419,000	USD	248,865	UBS AG	08/02/24	503
SEK	49,200,000	USD	4,590,580	BNP Paribas SA	08/02/24	3,601
SGD	2,272,000	USD	1,698,565	Citibank N.A.	08/02/24	1,144
SGD	170,000	USD	125,585	JPMorgan Chase Bank N.A.	08/02/24	1,594
THB	486,000	USD	13,211	Barclays Bank PLC	08/02/24	424
THB	1,607,000	USD	43,828	Citibank N.A.	08/02/24	1,256
THB	238,000	USD	6,490	UBS AG	08/02/24	187
TRY	17,768,000	USD	536,078	Barclays Bank PLC	08/02/24	431
TRY	261,000	USD	7,768	BNP Paribas SA	08/02/24	113
TRY	25,000	USD	737	JPMorgan Chase Bank N.A.	08/02/24	18
USD	10,867,428	AUD	16,270,000	Bank of America N.A.	08/02/24	227,662
USD	77,131	AUD	115,000	Citibank N.A.	08/02/24	1,926
USD	45,942	AUD	68,000	HSBC Bank PLC	08/02/24	1,473
USD	162,283	CAD	222,000	Bank of America N.A.	08/02/24	1,484
USD	121,088	CAD	166,000	Citibank N.A.	08/02/24	851
USD	17,075,181	CAD	23,339,000	JPMorgan Chase Bank N.A.	08/02/24	170,354
USD	96,862	CAD	132,000	State Street Bank & Trust Company	08/02/24	1,252
USD	71,915	CAD	98,000	UBS AG	08/02/24	932
USD	23,866	DKK	164,000	Bank of America N.A.	08/02/24	82
USD	31,747	DKK	217,000	HSBC Bank PLC	08/02/24	277
USD	37,706	DKK	258,000	JPMorgan Chase Bank N.A.	08/02/24	290
USD	210,530	EUR	194,000	Barclays Bank PLC	08/02/24	574
USD	626,139	EUR	574,000	BNP Paribas SA	08/02/24	4,927
USD	123,372	GBP	95,000	HSBC Bank PLC	08/02/24	1,245
USD	151,475	GBP	117,000	State Street Bank & Trust Company	08/02/24	1,065
USD	15,813,047	HKD	123,372,000	Barclays Bank PLC	08/02/24	22,138
USD	167,514	HKD	1,308,000	HSBC Bank PLC	08/02/24	98
USD	84,186	HKD	657,000	State Street Bank & Trust Company	08/02/24	94
USD	509,682	ILS	1,924,000	Barclays Bank PLC	08/02/24	742
USD	9,073	ILS	33,000	State Street Bank & Trust Company	08/02/24	344
USD	8,429	MXN	149,000	Bank of America N.A.	08/02/24	432
USD	1,479,057	MXN	27,209,000	Barclays Bank PLC	08/02/24	18,641
USD	6,003	MXN	109,000	HSBC Bank PLC	08/02/24	153
USD	10,158	MXN	183,000	UBS AG	08/02/24	335
USD	885,670	NOK	9,446,000	Bank of America N.A.	08/02/24	19,906
USD	5,824	NOK	63,000	State Street Bank & Trust Company	08/02/24	50
USD	278,069	NZD	456,000	Bank of America N.A.	08/02/24	6,681
Schedule of Investments
4

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,223	NZD	2,000	HSBC Bank PLC	08/02/24	$33
USD	19,778	SEK	207,000	Bank of America N.A.	08/02/24	448
USD	4,643,728	SEK	49,113,000	Barclays Bank PLC	08/02/24	57,671
USD	37,648	SEK	399,000	BNP Paribas SA	08/02/24	390
USD	26,237	SEK	276,000	State Street Bank & Trust Company	08/02/24	464
USD	11,181	ZAR	201,000	State Street Bank & Trust Company	08/02/24	145
ZAR	102,000	USD	5,591	Barclays Bank PLC	08/02/24	10
ZAR	540,000	USD	28,955	Deutsche Bank Securities Inc.	08/02/24	695
BRL	238,000	USD	41,651	Morgan Stanley & Co. International PLC	08/06/24	408
CHF	12,548,000	USD	14,029,948	Bank of America N.A.	08/06/24	267,383
CLP	343,193,000	USD	363,552	Citibank N.A.	08/06/24	805
CLP	5,123,000	USD	5,403	Morgan Stanley & Co. International PLC	08/06/24	36
CLP	8,268,000	USD	8,762	State Street Bank & Trust Company	08/06/24	16
CNH	19,741,000	USD	2,711,966	Bank of America N.A.	08/06/24	21,828
DKK	38,013,000	USD	5,473,472	Bank of America N.A.	08/06/24	40,594
EUR	46,876,000	USD	50,312,264	Bank of America N.A.	08/06/24	428,550
GBP	17,604,000	USD	22,261,552	Bank of America N.A.	08/06/24	370,130
IDR	16,720,490,000	USD	1,027,815	JPMorgan Chase Bank N.A.	08/06/24	976
IDR	260,562,000	USD	15,898	Morgan Stanley & Co. International PLC	08/06/24	134
JPY	5,151,941,000	USD	32,227,974	State Street Bank & Trust Company	08/06/24	2,183,347
KRW	175,120,000	USD	126,491	Morgan Stanley & Co. International PLC	08/06/24	1,104
MYR	74,000	USD	15,703	Morgan Stanley & Co. International PLC	08/06/24	417
SGD	2,381,000	USD	1,759,499	Bank of America N.A.	08/06/24	22,108
THB	33,987,000	USD	926,457	Barclays Bank PLC	08/06/24	27,334
TRY	17,343,000	USD	510,297	Deutsche Bank Securities Inc.	08/06/24	11,220
USD	10,586,128	AUD	15,836,000	BNP Paribas SA	08/06/24	229,118
USD	12,216	BRL	67,000	Citibank N.A.	08/06/24	376
USD	1,476,793	BRL	8,236,500	Morgan Stanley & Co. International PLC	08/06/24	21,259
USD	1,396,803	BRL	7,785,500	State Street Bank & Trust Company	08/06/24	20,969
USD	17,069,469	CAD	23,339,000	State Street Bank & Trust Company	08/06/24	162,760
USD	1,535	CLP	1,439,000	Citibank N.A.	08/06/24	7
USD	5,526	CLP	5,127,000	Morgan Stanley & Co. International PLC	08/06/24	83
USD	15,817,341	HKD	123,372,000	Citibank N.A.	08/06/24	24,740
USD	13,398	IDR	216,543,000	Morgan Stanley & Co. International PLC	08/06/24	75
USD	511,457	ILS	1,924,000	Barclays Bank PLC	08/06/24	2,309
USD	7,045,433	INR	587,973,500	Morgan Stanley & Co. International PLC	08/06/24	23,420
USD	5,787,982	INR	482,963,500	State Street Bank & Trust Company	08/06/24	20,076
USD	1,480,044	MXN	27,209,000	Bank of America N.A.	08/06/24	20,546
USD	875,259	NOK	9,311,000	Barclays Bank PLC	08/06/24	21,784
USD	274,813	NZD	451,000	Citibank N.A.	08/06/24	6,401
USD	4,645,529	SEK	49,113,000	Barclays Bank PLC	08/06/24	58,603
USD	7,084,278	TWD	229,913,000	Morgan Stanley & Co. International PLC	08/06/24	62,135
5
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,820,197	TWD	188,760,000	State Street Bank & Trust Company	08/06/24	$54,974
ZAR	33,992,000	USD	1,865,680	UBS AG	08/06/24	132
CLP	8,004,000	USD	8,469	State Street Bank & Trust Company	09/05/24	27
CNH	619,000	USD	85,883	Bank of America N.A.	09/05/24	25
CNH	181,000	USD	25,112	UBS AG	09/05/24	8
DKK	3,267,000	USD	474,678	BNP Paribas SA	09/05/24	32
EUR	903,000	USD	978,688	Bank of America N.A.	09/05/24	132
IDR	230,499,000	USD	14,174	Morgan Stanley & Co. International PLC	09/05/24	3
JPY	126,019,000	USD	841,799	Bank of America N.A.	09/05/24	3,671
JPY	21,433,000	USD	143,199	JPMorgan Chase Bank N.A.	09/05/24	596
USD	2,755,169	BRL	15,632,000	Citibank N.A.	09/05/24	799
USD	52,178	BRL	296,000	State Street Bank & Trust Company	09/05/24	23
USD	47,405	DKK	326,000	JPMorgan Chase Bank N.A.	09/05/24	36
USD	50,979	EUR	47,000	UBS AG	09/05/24	32
USD	15,082,360	HKD	117,705,000	JPMorgan Chase Bank N.A.	09/05/24	1,465
USD	489,442	ILS	1,837,000	Barclays Bank PLC	09/05/24	2,374
USD	21,054	ILS	79,000	BNP Paribas SA	09/05/24	108
USD	13,016,821	INR	1,090,535,000	JPMorgan Chase Bank N.A.	09/05/24	5,006
USD	8,369,710	KRW	11,452,693,000	JPMorgan Chase Bank N.A.	09/05/24	1,018
USD	10,038	MXN	188,000	BNP Paribas SA	09/05/24	—
USD	14,990	SEK	160,000	Bank of America N.A.	09/05/24	24
USD	113	THB	4,000	Bank of America N.A.	09/05/24	—
USD	907,377	THB	32,196,000	Citibank N.A.	09/05/24	1,677
USD	516,596	TRY	17,768,000	Barclays Bank PLC	09/05/24	386
USD	12,638,032	TWD	411,785,000	JPMorgan Chase Bank N.A.	09/05/24	1,484
USD	1,922,945	ZAR	35,075,000	Barclays Bank PLC	09/05/24	2,159
USD	46,107	ZAR	841,000	BNP Paribas SA	09/05/24	52
USD	6,849	ZAR	125,000	State Street Bank & Trust Company	09/05/24	3
						5,013,504
AUD	15,000	USD	10,008	Bank of America N.A.	08/02/24	(199)
AUD	245,000	USD	163,241	UBS AG	08/02/24	(3,023)
CAD	742,000	USD	542,421	State Street Bank & Trust Company	08/02/24	(4,978)
HKD	3,590,000	USD	460,241	Bank of America N.A.	08/02/24	(742)
HKD	2,261,000	USD	289,781	Barclays Bank PLC	08/02/24	(386)
HKD	117,705,000	USD	15,067,204	JPMorgan Chase Bank N.A.	08/02/24	(1,639)
HKD	1,781,000	USD	228,112	UBS AG	08/02/24	(154)
ILS	1,837,000	USD	488,401	Barclays Bank PLC	08/02/24	(2,474)
ILS	78,000	USD	20,732	BNP Paribas SA	08/02/24	(99)
ILS	14,000	USD	3,713	Citibank N.A.	08/02/24	(9)
ILS	28,000	USD	7,431	UBS AG	08/02/24	(24)
MXN	66,000	USD	3,587	Bank of America N.A.	08/02/24	(45)
MXN	1,528,000	USD	83,172	Citibank N.A.	08/02/24	(1,158)
MXN	394,000	USD	21,509	HSBC Bank PLC	08/02/24	(362)
MXN	25,662,000	USD	1,377,419	Morgan Stanley & Co. International PLC	08/02/24	(37)
NOK	140,000	USD	13,104	Bank of America N.A.	08/02/24	(272)
NOK	264,000	USD	24,815	BNP Paribas SA	08/02/24	(618)
NZD	5,000	USD	3,045	Bank of America N.A.	08/02/24	(69)
NZD	6,000	USD	3,642	HSBC Bank PLC	08/02/24	(71)
NZD	28,000	USD	17,062	State Street Bank & Trust Company	08/02/24	(398)
SEK	41,000	USD	3,877	BNP Paribas SA	08/02/24	(49)
Schedule of Investments
6

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	754,000	USD	71,188	State Street Bank & Trust Company	08/02/24	$(781)
THB	32,196,000	USD	904,446	Citibank N.A.	08/02/24	(1,205)
USD	14,023,302	CHF	12,548,000	Bank of America N.A.	08/02/24	(272,340)
USD	34,628	CHF	31,000	Barclays Bank PLC	08/02/24	(690)
USD	100,432	CHF	89,000	BNP Paribas SA	08/02/24	(963)
USD	138,897	CHF	124,000	HSBC Bank PLC	08/02/24	(2,373)
USD	2,711,252	CNH	19,741,000	Bank of America N.A.	08/02/24	(21,331)
USD	28,592	CNH	208,000	BNP Paribas SA	08/02/24	(200)
USD	14,316	CNH	104,000	JPMorgan Chase Bank N.A.	08/02/24	(80)
USD	5,472,214	DKK	38,013,000	Bank of America N.A.	08/02/24	(40,592)
USD	300,872	DKK	2,090,000	JPMorgan Chase Bank N.A.	08/02/24	(2,229)
USD	50,302,772	EUR	46,876,000	Bank of America N.A.	08/02/24	(428,775)
USD	22,260,793	GBP	17,604,000	Bank of America N.A.	08/02/24	(370,034)
USD	92,285	GBP	72,000	HSBC Bank PLC	08/02/24	(274)
USD	142,048	JPY	22,755,000	Bank of America N.A.	08/02/24	(9,850)
USD	239,866	JPY	37,684,000	Deutsche Bank Securities Inc.	08/02/24	(11,687)
USD	194,062	JPY	30,559,000	HSBC Bank PLC	08/02/24	(9,929)
USD	397,501	JPY	63,643,000	JPMorgan Chase Bank N.A.	08/02/24	(27,338)
USD	32,208,640	JPY	5,151,941,000	State Street Bank & Trust Company	08/02/24	(2,182,342)
USD	1,759,173	SGD	2,381,000	Bank of America N.A.	08/02/24	(22,079)
USD	7,424	SGD	10,000	BNP Paribas SA	08/02/24	(57)
USD	21,618	SGD	29,000	JPMorgan Chase Bank N.A.	08/02/24	(78)
USD	16,248	SGD	22,000	State Street Bank & Trust Company	08/02/24	(210)
USD	934,874	THB	34,302,000	Barclays Bank PLC	08/02/24	(27,449)
USD	6,231	THB	225,000	HSBC Bank PLC	08/02/24	(81)
USD	15,127	TRY	512,000	Barclays Bank PLC	08/02/24	(333)
USD	2,238	TRY	75,000	BNP Paribas SA	08/02/24	(27)
USD	512,277	TRY	17,343,000	Deutsche Bank Securities Inc.	08/02/24	(11,400)
USD	3,695	TRY	124,000	UBS AG	08/02/24	(49)
USD	8,343	ZAR	152,000	Bank of America N.A.	08/02/24	(3)
USD	74,968	ZAR	1,372,000	JPMorgan Chase Bank N.A.	08/02/24	(365)
USD	1,866,235	ZAR	33,992,000	UBS AG	08/02/24	(176)
ZAR	35,075,000	USD	1,928,125	Barclays Bank PLC	08/02/24	(2,250)
AUD	15,836,000	USD	10,577,563	Bank of America N.A.	08/06/24	(220,553)
BRL	15,632,000	USD	2,764,768	Citibank N.A.	08/06/24	(2,321)
BRL	219,000	USD	39,282	State Street Bank & Trust Company	08/06/24	(581)
CAD	23,339,000	USD	17,076,759	JPMorgan Chase Bank N.A.	08/06/24	(170,050)
HKD	123,372,000	USD	15,814,877	Barclays Bank PLC	08/06/24	(22,277)
ILS	1,924,000	USD	509,785	Barclays Bank PLC	08/06/24	(636)
INR	1,054,834,000	USD	12,602,858	JPMorgan Chase Bank N.A.	08/06/24	(5,252)
INR	16,103,000	USD	192,712	Morgan Stanley & Co. International PLC	08/06/24	(398)
KRW	11,452,693,000	USD	8,355,666	JPMorgan Chase Bank N.A.	08/06/24	(11,046)
MXN	27,209,000	USD	1,478,123	Barclays Bank PLC	08/06/24	(18,625)
MYR	4,229,000	USD	924,372	State Street Bank & Trust Company	08/06/24	(3,121)
NOK	9,311,000	USD	873,082	Bank of America N.A.	08/06/24	(19,607)
NZD	451,000	USD	275,024	Bank of America N.A.	08/06/24	(6,612)
SEK	49,113,000	USD	4,644,624	Barclays Bank PLC	08/06/24	(57,698)
TWD	411,785,000	USD	12,595,124	JPMorgan Chase Bank N.A.	08/06/24	(18,135)
TWD	6,300,000	USD	193,220	Morgan Stanley & Co. International PLC	08/06/24	(801)
TWD	588,000	USD	18,097	State Street Bank & Trust Company	08/06/24	(138)
7
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,022,556	CHF	12,548,000	UBS AG	08/06/24	$(274,776)
USD	185,483	CLP	175,009,000	Morgan Stanley & Co. International PLC	08/06/24	(318)
USD	185,462	CLP	175,009,000	State Street Bank & Trust Company	08/06/24	(340)
USD	2,710,751	CNH	19,741,000	Bank of America N.A.	08/06/24	(23,044)
USD	5,473,986	DKK	38,013,000	Barclays Bank PLC	08/06/24	(40,080)
USD	50,319,839	EUR	46,876,000	State Street Bank & Trust Company	08/06/24	(420,975)
USD	22,257,899	GBP	17,604,000	State Street Bank & Trust Company	08/06/24	(373,783)
USD	531,039	IDR	8,690,986,500	Morgan Stanley & Co. International PLC	08/06/24	(3,706)
USD	493,487	IDR	8,073,522,500	State Street Bank & Trust Company	08/06/24	(3,266)
USD	32,197,895	JPY	5,151,941,000	BNP Paribas SA	08/06/24	(2,213,426)
USD	4,568,218	KRW	6,287,342,000	Morgan Stanley & Co. International PLC	08/06/24	(12,842)
USD	3,881,778	KRW	5,340,471,000	State Street Bank & Trust Company	08/06/24	(9,377)
USD	460,045	MYR	2,169,500	Morgan Stanley & Co. International PLC	08/06/24	(12,561)
USD	452,148	MYR	2,133,500	State Street Bank & Trust Company	08/06/24	(12,616)
USD	1,759,794	SGD	2,381,000	Citibank N.A.	08/06/24	(21,813)
USD	926,586	THB	33,987,000	Bank of America N.A.	08/06/24	(27,205)
USD	510,186	TRY	17,343,000	Citibank N.A.	08/06/24	(11,332)
USD	1,856,688	ZAR	33,992,000	Barclays Bank PLC	08/06/24	(9,124)
AUD	137,000	USD	89,799	JPMorgan Chase Bank N.A.	09/05/24	(128)
BRL	177,000	USD	31,297	Morgan Stanley & Co. International PLC	09/05/24	(109)
CAD	39,000	USD	28,304	HSBC Bank PLC	09/05/24	(29)
CLP	2,183,000	USD	2,320	Morgan Stanley & Co. International PLC	09/05/24	(3)
GBP	104,000	USD	133,781	Bank of America N.A.	09/05/24	(40)
HKD	4,553,000	USD	583,430	Bank of America N.A.	09/05/24	(79)
HKD	1,875,000	USD	240,244	UBS AG	09/05/24	(10)
ILS	10,000	USD	2,663	Barclays Bank PLC	09/05/24	(11)
INR	3,809,000	USD	45,472	Morgan Stanley & Co. International PLC	09/05/24	(25)
KRW	167,551,000	USD	122,482	JPMorgan Chase Bank N.A.	09/05/24	(50)
KRW	134,231,000	USD	98,232	Morgan Stanley & Co. International PLC	09/05/24	(147)
MXN	159,000	USD	8,527	Morgan Stanley & Co. International PLC	09/05/24	(38)
MYR	45,000	USD	9,879	Morgan Stanley & Co. International PLC	09/05/24	(39)
NOK	46,000	USD	4,226	Bank of America N.A.	09/05/24	(6)
SGD	7,000	USD	5,247	JPMorgan Chase Bank N.A.	09/05/24	(1)
THB	150,000	USD	4,231	Barclays Bank PLC	09/05/24	(11)
TRY	285,000	USD	8,292	BNP Paribas SA	09/05/24	(12)
TRY	116,000	USD	3,374	Deutsche Bank Securities Inc.	09/05/24	(4)
TWD	15,455,000	USD	474,502	JPMorgan Chase Bank N.A.	09/05/24	(230)
TWD	1,423,000	USD	43,738	Morgan Stanley & Co. International PLC	09/05/24	(71)
USD	220,256	AUD	337,000	Bank of America N.A.	09/05/24	(321)
USD	10,583,680	AUD	16,193,000	BNP Paribas SA	09/05/24	(15,179)
USD	485,465	CAD	670,000	BNP Paribas SA	09/05/24	(292)
Schedule of Investments
8

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,821,172	CAD	23,215,000	State Street Bank & Trust Company	09/05/24	$(9,937)
USD	116,304	CHF	102,000	Bank of America N.A.	09/05/24	(333)
USD	14,338,626	CHF	12,575,000	State Street Bank & Trust Company	09/05/24	(40,904)
USD	363,471	CLP	343,193,000	Citibank N.A.	09/05/24	(822)
USD	2,592,468	CNH	18,687,000	BNP Paribas SA	09/05/24	(1,015)
USD	5,806,294	DKK	39,963,000	BNP Paribas SA	09/05/24	(510)
USD	49,647,169	EUR	45,808,000	State Street Bank & Trust Company	09/05/24	(7,041)
USD	141,335	GBP	110,000	BNP Paribas SA	09/05/24	(122)
USD	21,898,120	GBP	17,043,000	Citibank N.A.	09/05/24	(18,668)
USD	1,077,144	IDR	17,539,131,000	JPMorgan Chase Bank N.A.	09/05/24	(1,597)
USD	34,872,969	JPY	5,220,609,000	JPMorgan Chase Bank N.A.	09/05/24	(152,443)
USD	1,370,138	MXN	25,662,000	Morgan Stanley & Co. International PLC	09/05/24	(14)
USD	941,847	MYR	4,310,000	State Street Bank & Trust Company	09/05/24	(623)
USD	8,146	NOK	89,000	Bank of America N.A.	09/05/24	(18)
USD	833,390	NOK	9,105,000	BNP Paribas SA	09/05/24	(1,820)
USD	6,534	NZD	11,000	Bank of America N.A.	09/05/24	(13)
USD	248,874	NZD	419,000	UBS AG	09/05/24	(510)
USD	13,085	SEK	140,000	Bank of America N.A.	09/05/24	(10)
USD	4,598,541	SEK	49,200,000	BNP Paribas SA	09/05/24	(3,580)
USD	1,701,452	SGD	2,272,000	Citibank N.A.	09/05/24	(1,155)
USD	32,202	SGD	43,000	State Street Bank & Trust Company	09/05/24	(22)
						(7,750,803)
						$(2,737,299)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$5,013,504	$—	$—	$5,013,504
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$7,750,803	$—	$—	$7,750,803
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$9,408,527	$—	$—	$9,408,527
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$(1,077,310)	$—	$—	$(1,077,310)
9
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$248,208,564
Average amounts sold — in USD	$445,473,764
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$5,013,504	$7,750,803
Total derivative assets and liabilities in the Statement of Assets and Liabilities	5,013,504	7,750,803
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$5,013,504	$7,750,803
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Bank of America N.A.	$1,432,241	$(1,432,241)	$—	$—	$—
Barclays Bank PLC	215,668	(182,044)	—	—	33,624
BNP Paribas SA	278,592	(278,592)	—	—	—
Citibank N.A.	59,828	(58,483)	—	—	1,345
Deutsche Bank Securities Inc.	11,915	(11,915)	—	—	—
HSBC Bank PLC	59,036	(13,119)	—	—	45,917
JPMorgan Chase Bank N.A.	337,151	(337,151)	—	—	—
Morgan Stanley & Co. International PLC	109,074	(31,109)	—	—	77,965
State Street Bank & Trust Company	2,507,870	(2,507,870)	—	—	—
UBS AG	2,129	(2,129)	—	—	—
	$5,013,504	$(4,854,653)	$—	$—	$158,851

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(c)(d)
Bank of America N.A.	$1,464,172	$(1,432,241)	$—	$—	$31,931
Barclays Bank PLC	182,044	(182,044)	—	—	—
BNP Paribas SA	2,237,969	(278,592)	—	—	1,959,377
Citibank N.A.	58,483	(58,483)	—	—	—
Deutsche Bank Securities Inc.	23,091	(11,915)	—	—	11,176
HSBC Bank PLC	13,119	(13,119)	—	—	—
JPMorgan Chase Bank N.A.	390,661	(337,151)	—	—	53,510
Morgan Stanley & Co. International PLC	31,109	(31,109)	—	—	—
State Street Bank & Trust Company	3,071,433	(2,507,870)	—	—	563,563
UBS AG	278,722	(2,129)	—	—	276,593
	$7,750,803	$(4,854,653)	$—	$—	$2,896,150

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Schedule of Investments
10

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$229,636,751	$—	$—	$229,636,751
Short-Term Securities
Money Market Funds	102,934,413	—	—	102,934,413
	$332,571,164	$—	$—	$332,571,164
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$5,013,504	$—	$5,013,504
Liabilities
Foreign Currency Exchange Contracts	—	(7,750,803)	—	(7,750,803)
	$—	$(2,737,299)	$—	$(2,737,299)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
11
2024 iShares Annual Financial Statements

Schedule of Investments
July 31, 2024
iShares® Currency Hedged MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.1%
iShares MSCI EAFE ETF(a)(b)	82,947,308	$6,665,645,671
Total Investment Companies (Cost: $6,075,602,611)		6,665,645,671
Short-Term Securities
Money Market Funds — 21.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(a)(c)(d)	1,446,800,407	1,447,379,127
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(a)(c)	2,580,000	2,580,000
Total Short-Term Securities — 21.8% (Cost: $1,449,836,144)		1,449,959,127
Total Investments in Securities — 121.9% (Cost: $7,525,438,755)		8,115,604,798
Liabilities in Excess of Other Assets — (21.9)%		(1,455,436,584)
Net Assets — 100.0%		$6,660,168,214

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$813,520,005	$633,986,626 (a)	$—	$(170,599)	$43,095	$1,447,379,127	1,446,800,407	$4,232,466 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,130,000	1,450,000 (a)	—	—	—	2,580,000	2,580,000	253,059	—
iShares MSCI EAFE ETF	3,545,298,008	4,102,825,278	(1,387,701,398)	152,421,489	252,802,294	6,665,645,671	82,947,308	156,673,709	—
				$152,250,890	$252,845,389	$8,115,604,798		$161,159,234	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	741,492,000	USD	484,194,276	BNP Paribas SA	08/02/24	$704,385
CHF	9,740,000	USD	10,803,952	Bank of New York	08/02/24	292,602
CHF	757,000	USD	854,170	Nomura Securities International Inc.	08/02/24	8,262
CHF	574,617,000	USD	652,788,412	UBS AG	08/02/24	1,859,266
Schedule of Investments
12

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	1,862,680,000	USD	270,086,112	HSBC Bank PLC	08/02/24	$47,601
DKK	8,454,000	USD	1,216,083	JPMorgan Chase Bank N.A.	08/02/24	9,952
EUR	39,441,000	USD	42,333,130	BNP Paribas SA	08/02/24	351,889
EUR	1,659,000	USD	1,779,198	Commonwealth Bank of Australia	08/02/24	16,255
EUR	34,704,000	USD	37,299,727	Imperial Bank of Canada	08/02/24	258,674
EUR	2,047,193,000	USD	2,215,267,545	State Street Bank & Trust Company	08/02/24	306,897
GBP	800,101,000	USD	1,027,297,578	BNP Paribas SA	08/02/24	1,272,491
GBP	3,104,000	USD	3,922,556	JPMorgan Chase Bank N.A.	08/02/24	67,792
GBP	13,169,000	USD	16,683,069	Societe Generale	08/02/24	246,343
JPY	243,711,672,000	USD	1,617,774,254	JPMorgan Chase Bank N.A.	08/02/24	9,085,143
NOK	417,029,000	USD	38,138,827	BNP Paribas SA	08/02/24	83,544
NZD	19,195,000	USD	11,400,870	UBS AG	08/02/24	23,032
SEK	2,252,999,000	USD	210,214,880	BNP Paribas SA	08/02/24	164,887
SGD	104,000,000	USD	77,751,196	Citibank N.A.	08/02/24	52,350
SGD	5,616,000	USD	4,150,075	JPMorgan Chase Bank N.A.	08/02/24	51,317
SGD	1,755,000	USD	1,294,841	Morgan Stanley & Co. International PLC	08/02/24	18,094
SGD	137,000	USD	102,012	UBS AG	08/02/24	479
USD	13,097,333	AUD	19,596,000	Bank of America N.A.	08/02/24	282,530
USD	480,956,777	AUD	719,555,000	BNP Paribas SA	08/02/24	10,403,817
USD	6,614,235	AUD	9,969,000	HSBC Bank PLC	08/02/24	95,008
USD	131,428	AUD	195,000	JPMorgan Chase Bank N.A.	08/02/24	3,908
USD	149,386	AUD	220,000	Natwest Markets PLC	08/02/24	5,517
USD	3,820,854	AUD	5,667,000	Nomura Securities International Inc.	08/02/24	114,920
USD	526,216	AUD	782,000	Toronto Dominion Bank	08/02/24	14,827
USD	983,543	DKK	6,759,000	Bank of America N.A.	08/02/24	3,324
USD	3,995,869	DKK	27,522,000	HSBC Bank PLC	08/02/24	4,512
USD	70,184	DKK	483,000	JPMorgan Chase Bank N.A.	08/02/24	137
USD	632,333	DKK	4,345,000	Natwest Markets PLC	08/02/24	2,202
USD	640,559	DKK	4,388,000	Toronto Dominion Bank	08/02/24	4,192
USD	2,362,745	EUR	2,159,000	Bank of New York	08/02/24	26,167
USD	2,928,114	EUR	2,698,000	BNP Paribas SA	08/02/24	8,204
USD	17,526,969	EUR	16,192,000	Commonwealth Bank of Australia	08/02/24	3,178
USD	15,791,218	EUR	14,569,000	HSBC Bank PLC	08/02/24	23,919
USD	585,157	EUR	540,000	JPMorgan Chase Bank N.A.	08/02/24	742
USD	10,539,660	EUR	9,712,000	Natwest Markets PLC	08/02/24	28,849
USD	2,336,148	EUR	2,158,000	Nomura Securities International Inc.	08/02/24	653
USD	662,547	EUR	607,000	Toronto Dominion Bank	08/02/24	5,622
USD	531,682	GBP	412,000	Commonwealth Bank of Australia	08/02/24	2,036
USD	7,942,938	GBP	6,174,000	HSBC Bank PLC	08/02/24	5,951
USD	297,470	GBP	229,000	Toronto Dominion Bank	08/02/24	3,079
USD	1,070,625	GBP	823,000	UBS AG	08/02/24	12,617
USD	122,213,419	HKD	953,338,000	BNP Paribas SA	08/02/24	191,622
USD	891,450	HKD	6,960,000	HSBC Bank PLC	08/02/24	610
USD	984,226	HKD	7,686,000	State Street Bank & Trust Company	08/02/24	462
USD	802,361	HKD	6,264,000	UBS AG	08/02/24	605
USD	12,118	ILS	44,000	Bank of America N.A.	08/02/24	479
USD	23,202,984	ILS	87,299,000	BNP Paribas SA	08/02/24	110,454
USD	7,234	ILS	26,000	Commonwealth Bank of Australia	08/02/24	357
USD	139,511	ILS	510,000	HSBC Bank PLC	08/02/24	4,605
USD	72,801	ILS	266,000	Imperial Bank of Canada	08/02/24	2,438
USD	126,373	ILS	465,000	State Street Bank & Trust Company	08/02/24	3,370
USD	184,400	ILS	687,000	UBS AG	08/02/24	2,673
13
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	156,446	NOK	1,649,000	Bank of America N.A.	08/02/24	$5,309
USD	234,006	NOK	2,489,000	Bank of New York	08/02/24	5,879
USD	39,723,237	NOK	422,616,000	BNP Paribas SA	08/02/24	988,796
USD	82,526	NOK	880,000	Natwest Markets PLC	08/02/24	1,871
USD	11,386	NOK	122,000	State Street Bank & Trust Company	08/02/24	204
USD	287,500	NOK	3,078,000	Toronto Dominion Bank	08/02/24	5,389
USD	18,441	NZD	30,000	Bank of New York	08/02/24	586
USD	83,319	NZD	137,000	BNP Paribas SA	08/02/24	1,783
USD	12,453,163	NZD	20,437,000	Citibank N.A.	08/02/24	290,085
USD	52,673	NZD	86,000	HSBC Bank PLC	08/02/24	1,490
USD	31,143	NZD	51,000	Toronto Dominion Bank	08/02/24	790
USD	174,801	SEK	1,849,000	Bank of New York	08/02/24	2,146
USD	989,486	SEK	10,463,000	JPMorgan Chase Bank N.A.	08/02/24	12,476
USD	210,820,081	SEK	2,229,201,000	State Street Bank & Trust Company	08/02/24	2,662,516
USD	3,227,250	SEK	33,921,000	Toronto Dominion Bank	08/02/24	59,787
DKK	158,984,000	USD	23,096,910	BNP Paribas SA	09/03/24	1,426
EUR	50,372,000	USD	54,589,245	BNP Paribas SA	09/03/24	7,048
JPY	1,260,420,000	USD	8,418,790	Commonwealth Bank of Australia	09/03/24	34,975
JPY	6,662,183,000	USD	44,489,901	JPMorgan Chase Bank N.A.	09/03/24	194,036
SEK	3,989,000	USD	372,801	BNP Paribas SA	09/03/24	288
USD	1,864,260	DKK	12,822,000	HSBC Bank PLC	09/03/24	1,387
USD	458,765	EUR	423,000	BNP Paribas SA	09/03/24	292
USD	112,796,848	HKD	880,323,000	JPMorgan Chase Bank N.A.	09/03/24	12,009
USD	885,226	ILS	3,322,000	BNP Paribas SA	09/03/24	4,525
USD	22,389,257	ILS	84,028,000	Citibank N.A.	09/03/24	112,469
USD	2,979	NZD	5,000	Toronto Dominion Bank	09/03/24	3
USD	426,047	SEK	4,548,000	Bank of America N.A.	09/03/24	676
						30,703,082
AUD	12,515,000	USD	8,338,757	JPMorgan Chase Bank N.A.	08/02/24	(154,573)
AUD	1,977,000	USD	1,322,462	Toronto Dominion Bank	08/02/24	(29,603)
DKK	2,415,000	USD	352,939	Natwest Markets PLC	08/02/24	(2,705)
EUR	2,699,000	USD	2,942,762	Bank of New York	08/02/24	(21,769)
GBP	1,029,000	USD	1,332,172	Nomura Securities International Inc.	08/02/24	(9,341)
HKD	65,384,000	USD	8,382,288	Bank of America N.A.	08/02/24	(13,511)
HKD	13,695,000	USD	1,755,131	HSBC Bank PLC	08/02/24	(2,250)
HKD	880,323,000	USD	112,688,556	JPMorgan Chase Bank N.A.	08/02/24	(12,260)
HKD	14,846,000	USD	1,901,482	Toronto Dominion Bank	08/02/24	(1,279)
ILS	3,065,000	USD	814,660	BNP Paribas SA	08/02/24	(3,899)
ILS	84,685,000	USD	22,514,670	Citibank N.A.	08/02/24	(113,601)
ILS	111,000	USD	30,430	HSBC Bank PLC	08/02/24	(1,068)
ILS	1,436,000	USD	381,106	UBS AG	08/02/24	(1,252)
NOK	550,000	USD	50,841	Bank of New York	08/02/24	(431)
NOK	9,644,000	USD	906,494	BNP Paribas SA	08/02/24	(22,583)
NOK	7,129,000	USD	667,298	State Street Bank & Trust Company	08/02/24	(13,897)
NZD	220,000	USD	133,980	Bank of America N.A.	08/02/24	(3,047)
NZD	25,000	USD	15,119	HSBC Bank PLC	08/02/24	(241)
NZD	1,453,000	USD	884,624	Toronto Dominion Bank	08/02/24	(19,872)
SEK	2,970,000	USD	280,159	Bank of New York	08/02/24	(2,827)
SEK	38,473,000	USD	3,632,559	State Street Bank & Trust Company	08/02/24	(40,041)
USD	5,994,443	CHF	5,319,000	BNP Paribas SA	08/02/24	(65,369)
USD	4,069,254	CHF	3,635,000	HSBC Bank PLC	08/02/24	(72,016)
USD	4,725,553	CHF	4,240,000	JPMorgan Chase Bank N.A.	08/02/24	(104,980)
Schedule of Investments
14

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	636,186,540	CHF	569,546,000	State Street Bank & Trust Company	08/02/24	$(12,683,867)
USD	701,004	CHF	626,000	Toronto Dominion Bank	08/02/24	(12,183)
USD	1,962,703	CHF	1,748,000	UBS AG	08/02/24	(28,752)
USD	248,439,472	DKK	1,725,632,000	HSBC Bank PLC	08/02/24	(1,818,961)
USD	15,032,067	DKK	104,420,000	JPMorgan Chase Bank N.A.	08/02/24	(111,362)
USD	2,229,336,573	EUR	2,077,061,000	State Street Bank & Trust Company	08/02/24	(18,562,509)
USD	5,010,272	GBP	3,909,000	HSBC Bank PLC	08/02/24	(14,944)
USD	7,136,628	GBP	5,555,000	Nomura Securities International Inc.	08/02/24	(4,604)
USD	1,010,023,928	GBP	798,861,000	State Street Bank & Trust Company	08/02/24	(16,952,059)
USD	1,843,532	GBP	1,440,000	Toronto Dominion Bank	08/02/24	(7,661)
USD	393,000	JPY	62,972,000	Bank of America N.A.	08/02/24	(27,360)
USD	1,461,877,705	JPY	234,052,054,000	BNP Paribas SA	08/02/24	(100,500,413)
USD	4,687,077	JPY	755,669,000	Commonwealth Bank of Australia	08/02/24	(357,274)
USD	12,276,249	JPY	1,889,762,000	HSBC Bank PLC	08/02/24	(338,564)
USD	35,069,019	JPY	5,617,793,000	JPMorgan Chase Bank N.A.	08/02/24	(2,431,685)
USD	6,753,923	JPY	1,081,454,000	Toronto Dominion Bank	08/02/24	(465,155)
USD	1,616,395	JPY	251,968,000	UBS AG	08/02/24	(65,578)
USD	19,970	NOK	220,000	Bank of New York	08/02/24	(194)
USD	299,851	NOK	3,298,000	Toronto Dominion Bank	08/02/24	(2,423)
USD	89,321	NZD	152,000	HSBC Bank PLC	08/02/24	(1,142)
USD	1,645,219	SEK	17,820,000	BNP Paribas SA	08/02/24	(18,771)
USD	110,363	SEK	1,188,000	Citibank N.A.	08/02/24	(569)
USD	80,493,970	SGD	108,923,000	Citibank N.A.	08/02/24	(992,527)
USD	20,022	SGD	27,000	HSBC Bank PLC	08/02/24	(177)
USD	40,885	SGD	55,000	JPMorgan Chase Bank N.A.	08/02/24	(261)
USD	1,224,187	SGD	1,653,000	State Street Bank & Trust Company	08/02/24	(12,441)
USD	81,535	SGD	110,000	Toronto Dominion Bank	08/02/24	(758)
USD	549,113	SGD	740,000	UBS AG	08/02/24	(4,490)
AUD	7,143,000	USD	4,681,887	Natwest Markets PLC	09/03/24	(6,772)
GBP	5,684,000	USD	7,311,648	BNP Paribas SA	09/03/24	(2,301)
HKD	3,617,000	USD	463,471	JPMorgan Chase Bank N.A.	09/03/24	(70)
HKD	14,612,000	USD	1,872,111	UBS AG	09/03/24	(57)
ILS	567,000	USD	150,990	BNP Paribas SA	09/03/24	(671)
NOK	2,583,000	USD	237,277	Bank of America N.A.	09/03/24	(347)
SGD	449,000	USD	336,525	Morgan Stanley & Co. International PLC	09/03/24	(82)
USD	484,603,580	AUD	741,492,000	BNP Paribas SA	09/03/24	(705,126)
USD	7,788,230	AUD	11,917,000	JPMorgan Chase Bank N.A.	09/03/24	(11,482)
USD	2,387,095	CHF	2,094,000	BNP Paribas SA	09/03/24	(6,823)
USD	544,449	CHF	477,000	State Street Bank & Trust Company	09/03/24	(871)
USD	655,278,508	CHF	574,617,000	UBS AG	09/03/24	(1,639,289)
USD	266,096,315	DKK	1,831,666,000	HSBC Bank PLC	09/03/24	(21,263)
USD	2,218,573,762	EUR	2,047,193,000	State Street Bank & Trust Company	09/03/24	(300,755)
USD	1,004,501,084	GBP	781,806,000	BNP Paribas SA	09/03/24	(863,347)
USD	1,595,544,336	JPY	238,928,935,000	JPMorgan Chase Bank N.A.	09/03/24	(6,976,293)
USD	38,352,906	NOK	419,036,000	BNP Paribas SA	09/03/24	(83,994)
USD	232,835	NZD	392,000	JPMorgan Chase Bank N.A.	09/03/24	(479)
USD	11,401,542	NZD	19,195,000	UBS AG	09/03/24	(23,109)
USD	210,555,439	SEK	2,252,999,000	BNP Paribas SA	09/03/24	(166,052)
USD	1,139,669	SGD	1,522,000	BNP Paribas SA	09/03/24	(791)
15
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	77,876,080	SGD	104,000,000	Citibank N.A.	09/03/24	$(52,810)
						(166,991,883)
						$(136,288,801)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$30,703,082	$—	$—	$30,703,082
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$166,991,883	$—	$—	$166,991,883
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$291,017,905	$—	$—	$291,017,905
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$(100,503,115)	$—	$—	$(100,503,115)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$5,305,272,681
Average amounts sold — in USD	$10,476,020,299
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$30,703,082	$166,991,883
Total derivative assets and liabilities in the Statement of Assets and Liabilities	30,703,082	166,991,883
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$30,703,082	$166,991,883
Schedule of Investments
16

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI EAFE ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Bank of America N.A.	$292,318	$(44,265)	$—	$—	$248,053
Bank of New York	327,380	(25,221)	—	—	302,159
BNP Paribas SA	14,295,451	(14,295,451)	—	—	—
Citibank N.A.	454,904	(454,904)	—	—	—
Commonwealth Bank of Australia	56,801	(56,801)	—	—	—
HSBC Bank PLC	185,083	(185,083)	—	—	—
Imperial Bank of Canada	261,112	—	—	—	261,112
JPMorgan Chase Bank N.A.	9,437,512	(9,437,512)	—	—	—
Morgan Stanley & Co. International PLC	18,094	(82)	—	—	18,012
Natwest Markets PLC	38,439	(9,477)	—	—	28,962
Nomura Securities International Inc.	123,835	(13,945)	—	—	109,890
Societe Generale	246,343	—	—	—	246,343
State Street Bank & Trust Company	2,973,449	(2,973,449)	—	—	—
Toronto Dominion Bank	93,689	(93,689)	—	—	—
UBS AG	1,898,672	(1,762,527)	—	—	136,145
	$30,703,082	$(29,352,406)	$—	$—	$1,350,676

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(c)(d)
Bank of America N.A.	$44,265	$(44,265)	$—	$—	$—
Bank of New York	25,221	(25,221)	—	—	—
BNP Paribas SA	102,440,140	(14,295,451)	—	—	88,144,689
Citibank N.A.	1,159,507	(454,904)	—	—	704,603
Commonwealth Bank of Australia	357,274	(56,801)	—	—	300,473
HSBC Bank PLC	2,270,626	(185,083)	—	—	2,085,543
JPMorgan Chase Bank N.A.	9,803,445	(9,437,512)	—	—	365,933
Morgan Stanley & Co. International PLC	82	(82)	—	—	—
Natwest Markets PLC	9,477	(9,477)	—	—	—
Nomura Securities International Inc.	13,945	(13,945)	—	—	—
State Street Bank & Trust Company	48,566,440	(2,973,449)	—	—	45,592,991
Toronto Dominion Bank	538,934	(93,689)	—	—	445,245
UBS AG	1,762,527	(1,762,527)	—	—	—
	$166,991,883	$(29,352,406)	$—	$—	$137,639,477

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
17
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI EAFE ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$6,665,645,671	$—	$—	$6,665,645,671
Short-Term Securities
Money Market Funds	1,449,959,127	—	—	1,449,959,127
	$8,115,604,798	$—	$—	$8,115,604,798
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$30,703,082	$—	$30,703,082
Liabilities
Foreign Currency Exchange Contracts	—	(166,991,883)	—	(166,991,883)
	$—	$(136,288,801)	$—	$(136,288,801)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments
18

Schedule of Investments
July 31, 2024
iShares® Currency Hedged MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.1%
iShares MSCI EAFE Small-Cap ETF(a)	2,331,611	$151,065,077
Total Investment Companies (Cost: $140,213,492)		151,065,077
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(a)(b)	70,000	70,000
Total Short-Term Securities — 0.1% (Cost: $70,000)		70,000
Total Investments in Securities — 100.2% (Cost: $140,283,492)		151,135,077
Liabilities in Excess of Other Assets — (0.2)%		(229,754)
Net Assets — 100.0%		$150,905,323

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$119 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	30,000 (b)	—	—	—	70,000	70,000	5,602	—
iShares MSCI EAFE Small-Cap ETF	97,000,997	61,767,747	(16,649,138)	(1,046,031)	9,991,502	151,065,077	2,331,611	3,391,354	—
				$(1,046,031)	$9,991,502	$151,135,077		$3,397,075	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	20,713,000	USD	13,525,589	BNP Paribas SA	08/02/24	$19,676
CHF	74,000	USD	82,080	Barclays Bank PLC	08/02/24	2,226
CHF	316,000	USD	352,976	JPMorgan Chase Bank N.A.	08/02/24	7,036
CHF	5,700,000	USD	6,475,424	UBS AG	08/02/24	18,452
DKK	327,000	USD	47,124	Bank of America N.A.	08/02/24	299
DKK	24,334,000	USD	3,528,763	BNP Paribas SA	08/02/24	256
EUR	2,804,000	USD	3,009,612	BNP Paribas SA	08/02/24	25,017
EUR	327,000	USD	351,462	Morgan Stanley & Co. International PLC	08/02/24	2,433
EUR	25,003,000	USD	27,055,746	State Street Bank & Trust Company	08/02/24	3,748
19
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	18,371,000	USD	23,585,154	BNP Paribas SA	08/02/24	$31,690
GBP	230,000	USD	291,365	Morgan Stanley & Co. International PLC	08/02/24	4,311
JPY	105,797,000	USD	657,523	Bank of America N.A.	08/02/24	48,708
JPY	8,117,411,000	USD	53,950,105	JPMorgan Chase Bank N.A.	08/02/24	236,411
NOK	41,481,000	USD	3,793,589	BNP Paribas SA	08/02/24	8,310
NZD	1,754,000	USD	1,041,788	UBS AG	08/02/24	2,105
SEK	90,045,000	USD	8,401,601	BNP Paribas SA	08/02/24	6,590
SGD	4,312,000	USD	3,223,684	Citibank N.A.	08/02/24	2,171
SGD	79,000	USD	58,303	JPMorgan Chase Bank N.A.	08/02/24	798
SGD	1,000	USD	744	UBS AG	08/02/24	4
USD	14,060,504	AUD	21,036,000	BNP Paribas SA	08/02/24	304,013
USD	148,909	AUD	222,000	Citibank N.A.	08/02/24	3,732
USD	148,975	AUD	222,000	JPMorgan Chase Bank N.A.	08/02/24	3,799
USD	27,355	AUD	41,000	State Street Bank & Trust Company	08/02/24	543
USD	60,945	DKK	417,000	JPMorgan Chase Bank N.A.	08/02/24	470
USD	467,758	EUR	429,000	JPMorgan Chase Bank N.A.	08/02/24	3,473
USD	394,866	GBP	305,000	JPMorgan Chase Bank N.A.	08/02/24	2,773
USD	2,271,843	HKD	17,722,000	Citibank N.A.	08/02/24	3,528
USD	48,414	HKD	378,000	State Street Bank & Trust Company	08/02/24	32
USD	3,630,670	ILS	13,660,000	BNP Paribas SA	08/02/24	17,295
USD	63,060	ILS	230,000	State Street Bank & Trust Company	08/02/24	2,220
USD	112,291	NOK	1,208,000	Bank of New York	08/02/24	1,574
USD	3,948,111	NOK	42,004,000	BNP Paribas SA	08/02/24	98,277
USD	16,879	NOK	178,000	Morgan Stanley & Co. International PLC	08/02/24	565
USD	18,144	NZD	30,000	Bank of New York	08/02/24	289
USD	841,512	NZD	1,381,000	BNP Paribas SA	08/02/24	19,610
USD	223,639	NZD	367,000	Citibank N.A.	08/02/24	5,219
USD	119,434	SEK	1,265,000	Bank of New York	08/02/24	1,312
USD	9,178,102	SEK	97,050,000	BNP Paribas SA	08/02/24	115,800
USD	90,931	SEK	964,000	State Street Bank & Trust Company	08/02/24	915
USD	36,836	SEK	386,000	UBS AG	08/02/24	792
AUD	374,000	USD	244,432	BNP Paribas SA	09/03/24	352
EUR	124,000	USD	134,381	Bank of America N.A.	09/03/24	18
JPY	116,019,000	USD	774,770	Bank of America N.A.	09/03/24	3,381
JPY	80,614,000	USD	538,442	JPMorgan Chase Bank N.A.	09/03/24	2,245
USD	42,456	DKK	292,000	JPMorgan Chase Bank N.A.	09/03/24	32
USD	22,776	EUR	21,000	BNP Paribas SA	09/03/24	15
USD	56,598	GBP	44,000	Barclays Bank PLC	09/03/24	17
USD	2,259,722	HKD	17,636,000	JPMorgan Chase Bank N.A.	09/03/24	241
USD	3,579,430	ILS	13,437,000	Barclays Bank PLC	09/03/24	17,127
USD	29,312	ILS	110,000	BNP Paribas SA	09/03/24	150
						1,030,050
AUD	808,000	USD	539,511	Bank of America N.A.	08/02/24	(11,119)
DKK	5,000	USD	730	UBS AG	08/02/24	(5)
EUR	6,000	USD	6,536	UBS AG	08/02/24	(42)
GBP	4,000	USD	5,169	Morgan Stanley & Co. International PLC	08/02/24	(27)
HKD	136,000	USD	17,435	Bank of America N.A.	08/02/24	(28)
HKD	94,000	USD	12,048	Barclays Bank PLC	08/02/24	(16)
HKD	4,000	USD	512	Citibank N.A.	08/02/24	—
HKD	17,636,000	USD	2,257,553	JPMorgan Chase Bank N.A.	08/02/24	(246)
HKD	230,000	USD	29,459	UBS AG	08/02/24	(20)
ILS	13,437,000	USD	3,572,483	Barclays Bank PLC	08/02/24	(18,097)
Schedule of Investments
20

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	237,000	USD	62,993	BNP Paribas SA	08/02/24	$(301)
ILS	39,000	USD	10,342	Citibank N.A.	08/02/24	(26)
ILS	3,000	USD	822	State Street Bank & Trust Company	08/02/24	(29)
ILS	174,000	USD	46,179	UBS AG	08/02/24	(152)
NOK	550,000	USD	51,464	Bank of America N.A.	08/02/24	(1,055)
NOK	1,359,000	USD	127,740	BNP Paribas SA	08/02/24	(3,182)
NZD	24,000	USD	14,570	Bank of America N.A.	08/02/24	(286)
SEK	8,419,000	USD	796,190	BNP Paribas SA	08/02/24	(10,043)
SEK	1,180,000	USD	111,413	Morgan Stanley & Co. International PLC	08/02/24	(1,228)
SEK	21,000	USD	1,967	State Street Bank & Trust Company	08/02/24	(6)
USD	54,734	CHF	49,000	Barclays Bank PLC	08/02/24	(1,091)
USD	137,309	CHF	122,000	JPMorgan Chase Bank N.A.	08/02/24	(1,683)
USD	6,611,435	CHF	5,919,000	UBS AG	08/02/24	(131,942)
USD	3,414,810	DKK	23,719,000	BNP Paribas SA	08/02/24	(25,019)
USD	22,977	DKK	159,000	Deutsche Bank Securities Inc.	08/02/24	(82)
USD	53,408	DKK	371,000	JPMorgan Chase Bank N.A.	08/02/24	(396)
USD	104,028	EUR	97,000	Bank of America N.A.	08/02/24	(950)
USD	115,585	EUR	107,000	Morgan Stanley & Co. International PLC	08/02/24	(216)
USD	29,523,621	EUR	27,507,000	State Street Bank & Trust Company	08/02/24	(245,828)
USD	193,346	GBP	153,000	Bank of New York	08/02/24	(3,343)
USD	96,882	GBP	76,000	JPMorgan Chase Bank N.A.	08/02/24	(820)
USD	22,847,707	GBP	18,071,000	State Street Bank & Trust Company	08/02/24	(383,472)
USD	47,725,264	JPY	7,640,990,000	BNP Paribas SA	08/02/24	(3,280,977)
USD	2,766,938	JPY	443,162,000	JPMorgan Chase Bank N.A.	08/02/24	(191,321)
USD	885,124	JPY	139,056,000	State Street Bank & Trust Company	08/02/24	(43,123)
USD	2,661,721	SGD	3,602,000	Citibank N.A.	08/02/24	(32,975)
USD	563,361	SGD	762,000	JPMorgan Chase Bank N.A.	08/02/24	(6,699)
USD	20,849	SGD	28,000	State Street Bank & Trust Company	08/02/24	(98)
AUD	241,000	USD	157,959	JPMorgan Chase Bank N.A.	09/03/24	(224)
HKD	1,415,000	USD	181,311	Bank of America N.A.	09/03/24	(25)
HKD	439,000	USD	56,245	UBS AG	09/03/24	(2)
ILS	215,000	USD	57,247	Barclays Bank PLC	09/03/24	(248)
NOK	367,000	USD	33,713	Bank of America N.A.	09/03/24	(49)
NZD	8,000	USD	4,766	JPMorgan Chase Bank N.A.	09/03/24	(5)
SEK	342,000	USD	32,040	Morgan Stanley & Co. International PLC	09/03/24	(53)
SGD	31,000	USD	23,234	JPMorgan Chase Bank N.A.	09/03/24	(5)
USD	13,537,023	AUD	20,713,000	BNP Paribas SA	09/03/24	(19,697)
USD	83,218	CHF	73,000	Bank of America N.A.	09/03/24	(238)
USD	12,555	CHF	11,000	State Street Bank & Trust Company	09/03/24	(20)
USD	6,498,994	CHF	5,699,000	UBS AG	09/03/24	(16,258)
USD	31,380	DKK	216,000	Bank of America N.A.	09/03/24	(2)
USD	3,535,142	DKK	24,334,000	BNP Paribas SA	09/03/24	(276)
USD	27,096,126	EUR	25,003,000	State Street Bank & Trust Company	09/03/24	(3,673)
USD	23,612,914	GBP	18,378,000	BNP Paribas SA	09/03/24	(20,299)
USD	54,195,005	JPY	8,115,572,000	JPMorgan Chase Bank N.A.	09/03/24	(236,960)
USD	29,014	NOK	317,000	Bank of America N.A.	09/03/24	(64)
USD	3,796,612	NOK	41,481,000	BNP Paribas SA	09/03/24	(8,314)
USD	14,849	NZD	25,000	Bank of America N.A.	09/03/24	(30)
USD	1,041,850	NZD	1,754,000	UBS AG	09/03/24	(2,112)
USD	392,044	SEK	4,195,000	Bank of America N.A.	09/03/24	(311)
USD	8,415,212	SEK	90,045,000	BNP Paribas SA	09/03/24	(6,637)
USD	107,827	SGD	144,000	BNP Paribas SA	09/03/24	(75)
21
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,228,850	SGD	4,312,000	Citibank N.A.	09/03/24	$(2,202)
						(4,713,722)
						$(3,683,672)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$1,030,050	$—	$—	$1,030,050
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$4,713,722	$—	$—	$4,713,722
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$7,976,633	$—	$—	$7,976,633
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$(2,599,968)	$—	$—	$(2,599,968)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$124,751,748
Average amounts sold — in USD	$245,995,265
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$1,030,050	$4,713,722
Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,030,050	4,713,722
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$1,030,050	$4,713,722
Schedule of Investments
22

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Bank of America N.A.	$52,406	$(14,157)	$—	$—	$38,249
Bank of New York	3,175	(3,175)	—	—	—
Barclays Bank PLC	19,370	(19,370)	—	—	—
BNP Paribas SA	647,051	(647,051)	—	—	—
Citibank N.A.	14,650	(14,650)	—	—	—
JPMorgan Chase Bank N.A.	257,278	(257,278)	—	—	—
Morgan Stanley & Co. International PLC	7,309	(1,524)	—	—	5,785
State Street Bank & Trust Company	7,458	(7,458)	—	—	—
UBS AG	21,353	(21,353)	—	—	—
	$1,030,050	$(986,016)	$—	$—	$44,034

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(c)(d)
Bank of America N.A.	$14,157	$(14,157)	$—	$—	$—
Bank of New York	3,343	(3,175)	—	—	168
Barclays Bank PLC	19,452	(19,370)	—	—	82
BNP Paribas SA	3,374,820	(647,051)	—	—	2,727,769
Citibank N.A.	35,203	(14,650)	—	—	20,553
Deutsche Bank Securities Inc.	82	—	—	—	82
JPMorgan Chase Bank N.A.	438,359	(257,278)	—	—	181,081
Morgan Stanley & Co. International PLC	1,524	(1,524)	—	—	—
State Street Bank & Trust Company	676,249	(7,458)	—	—	668,791
UBS AG	150,533	(21,353)	—	—	129,180
	$4,713,722	$(986,016)	$—	$—	$3,727,706

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$151,065,077	$—	$—	$151,065,077
Short-Term Securities
Money Market Funds	70,000	—	—	70,000
	$151,135,077	$—	$—	$151,135,077
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$1,030,050	$—	$1,030,050
23
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Foreign Currency Exchange Contracts	$—	$(4,713,722)	$—	$(4,713,722)
	$—	$(3,683,672)	$—	$(3,683,672)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments
24

Schedule of Investments
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.8%
Ampol Ltd.	41,488	$908,793
ANZ Group Holdings Ltd.	515,089	9,799,588
APA Group	231,304	1,198,885
Aristocrat Leisure Ltd.	97,350	3,467,033
ASX Ltd.	33,419	1,423,856
Aurizon Holdings Ltd.	304,350	742,088
BHP Group Ltd.	867,861	24,104,791
BlueScope Steel Ltd.	79,664	1,156,813
Brambles Ltd.	234,279	2,388,398
CAR Group Ltd.	58,617	1,340,601
Cochlear Ltd.	11,410	2,578,154
Coles Group Ltd.	233,343	2,765,504
Commonwealth Bank of Australia	286,137	25,783,835
Computershare Ltd.	91,543	1,651,070
CSL Ltd.	82,588	16,762,314
Dexus	179,272	826,544
Endeavour Group Ltd./Australia	242,501	872,197
Fortescue Ltd.	285,913	3,557,566
Goodman Group	293,436	6,774,289
GPT Group (The)	326,305	993,931
Insurance Australia Group Ltd.	412,585	1,996,046
James Hardie Industries PLC(a)	74,375	2,671,819
Lottery Corp. Ltd. (The)	358,891	1,169,469
Macquarie Group Ltd.	62,755	8,636,698
Medibank Pvt Ltd.	435,149	1,132,842
Mineral Resources Ltd.	31,298	1,119,303
Mirvac Group	683,594	962,505
National Australia Bank Ltd.	530,153	13,389,895
Northern Star Resources Ltd.	192,289	1,784,659
Orica Ltd.	98,679	1,161,144
Origin Energy Ltd.	290,138	1,990,773
Pilbara Minerals Ltd.(b)	495,268	957,285
Pro Medicus Ltd.	9,888	932,924
Qantas Airways Ltd.(a)	135,160	572,600
QBE Insurance Group Ltd.	261,048	3,080,902
Ramsay Health Care Ltd.	31,370	955,330
REA Group Ltd.	9,133	1,227,929
Reece Ltd.	37,894	686,693
Rio Tinto Ltd.	64,834	4,981,981
Santos Ltd.	560,321	2,920,901
Scentre Group	883,219	2,014,117
SEEK Ltd.	64,175	929,356
Seven Group Holdings Ltd.	34,003	872,413
Sonic Healthcare Ltd.	76,330	1,383,341
South32 Ltd.	789,710	1,583,917
Stockland	403,877	1,219,874
Suncorp Group Ltd.	210,859	2,453,370
Telstra Group Ltd.	667,956	1,726,174
Transurban Group	530,831	4,530,003
Treasury Wine Estates Ltd.	138,490	1,119,625
Vicinity Ltd.	713,916	989,916
Washington H Soul Pattinson & Co. Ltd.	41,413	963,904
Wesfarmers Ltd.	196,086	9,463,541
Westpac Banking Corp.	595,431	11,636,389
WiseTech Global Ltd.	28,961	1,814,729
Woodside Energy Group Ltd.	327,410	5,937,517
Woolworths Group Ltd.	207,745	4,687,385
Xero Ltd.(a)	25,109	2,287,861
		217,041,380
Security	Shares	Value
Austria — 0.1%
Erste Group Bank AG	57,752	$3,004,043
OMV AG	24,874	1,040,731
Verbund AG	11,730	941,867
voestalpine AG	19,110	490,111
		5,476,752
Belgium — 0.6%
Ageas SA/NV	27,523	1,313,982
Anheuser-Busch InBev SA/NV	152,248	9,039,598
Argenx SE(a)	10,130	5,179,329
D'ieteren Group	3,708	852,166
Elia Group SA/NV	5,526	573,931
Groupe Bruxelles Lambert NV	13,278	990,925
KBC Group NV	42,664	3,299,886
Lotus Bakeries NV	81	880,129
Sofina SA	2,857	675,044
Syensqo SA	12,463	1,102,075
UCB SA	21,768	3,637,308
Umicore SA	33,914	465,778
Warehouses De Pauw CVA	28,687	777,107
		28,787,258
Brazil — 0.9%
Ambev SA	770,651	1,577,776
Atacadao SA(a)	95,727	156,720
B3 SA - Brasil Bolsa Balcao	992,866	1,904,581
Banco Bradesco SA	250,417	497,190
Banco BTG Pactual SA	205,849	1,186,803
Banco do Brasil SA	276,618	1,298,446
BB Seguridade Participacoes SA	116,356	723,503
Caixa Seguridade Participacoes S/A	111,203	283,505
CCR SA	166,074	363,497
Centrais Eletricas Brasileiras SA	187,038	1,308,504
Cia. de Saneamento Basico do Estado de Sao Paulo SABESP	67,532	1,053,548
Cia. Siderurgica Nacional SA	111,394	233,575
Cosan SA	226,749	535,989
CPFL Energia SA	52,871	303,608
Energisa SA	49,480	384,300
Eneva SA(a)	117,339	262,014
Engie Brasil Energia SA	28,684	224,303
Equatorial Energia SA	170,694	985,026
Hapvida Participacoes e Investimentos SA(a)(c)	837,119	602,366
Hypera SA	79,749	406,066
JBS SA	134,557	802,182
Klabin SA	137,479	536,922
Localiza Rent a Car SA	151,250	1,172,049
Lojas Renner SA	164,061	384,617
Natura & Co. Holding SA	157,072	414,608
Petroleo Brasileiro SA	631,251	4,531,137
PRIO SA	137,764	1,170,330
Raia Drogasil SA	234,906	1,146,258
Rede D'Or Sao Luiz SA(c)	100,220	488,861
Rumo SA	217,940	853,473
Sendas Distribuidora SA(a)	232,424	403,526
Suzano SA	133,998	1,275,980
Telefonica Brasil SA	70,220	602,242
TIM SA/Brazil	167,906	519,201
TOTVS SA	96,248	472,208
Ultrapar Participacoes SA	125,357	492,239
Vale SA	579,192	6,310,936
Vibra Energia SA	194,146	794,962
25
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
WEG SA	285,326	$2,555,557
		39,218,608
Canada — 7.6%
Agnico Eagle Mines Ltd.	86,545	6,677,752
Air Canada(a)(b)	30,176	347,735
Alimentation Couche-Tard Inc.	132,159	8,146,925
AltaGas Ltd.	51,759	1,234,133
ARC Resources Ltd.	101,706	1,759,864
Bank of Montreal	124,615	10,510,569
Bank of Nova Scotia (The)	207,339	9,681,777
Barrick Gold Corp.	298,331	5,527,329
BCE Inc.	15,116	509,870
Brookfield Asset Management Ltd.	60,990	2,661,976
Brookfield Corp., Class A	233,452	11,384,727
Brookfield Renewable Corp., Class A	22,609	635,538
BRP Inc.	6,147	445,359
CAE Inc.(a)	56,132	1,021,284
Cameco Corp.	74,969	3,412,199
Canadian Apartment Properties REIT	16,209	563,526
Canadian Imperial Bank of Commerce	159,219	8,233,974
Canadian National Railway Co.	92,218	10,675,553
Canadian Natural Resources Ltd.	367,014	13,030,838
Canadian Pacific Kansas City Ltd.	159,357	13,363,527
Canadian Tire Corp. Ltd., Class A, NVS	9,207	945,474
Canadian Utilities Ltd., Class A, NVS	25,340	593,374
CCL Industries Inc., Class B, NVS	26,351	1,433,545
Cenovus Energy Inc.	237,276	4,781,095
CGI Inc.(a)	34,921	3,981,902
Constellation Software Inc./Canada	3,505	11,059,136
Descartes Systems Group Inc. (The)(a)	15,235	1,549,487
Dollarama Inc.	47,280	4,432,297
Element Fleet Management Corp.	64,137	1,226,856
Emera Inc.	51,181	1,847,580
Empire Co. Ltd., NVS	23,264	615,026
Enbridge Inc.	362,002	13,547,708
Fairfax Financial Holdings Ltd.	3,600	4,245,557
First Quantum Minerals Ltd.	122,855	1,503,820
FirstService Corp.	7,691	1,341,002
Fortis Inc./Canada	83,337	3,484,020
Franco-Nevada Corp.	32,566	4,196,677
George Weston Ltd.	10,817	1,675,219
GFL Environmental Inc.	36,043	1,398,489
Gildan Activewear Inc.	25,132	1,023,374
Great-West Lifeco Inc.	47,420	1,424,334
Hydro One Ltd.(c)	59,119	1,852,808
iA Financial Corp. Inc.	16,816	1,137,103
IGM Financial Inc.	12,126	343,584
Imperial Oil Ltd.	31,778	2,276,581
Intact Financial Corp.	30,246	5,496,484
Ivanhoe Mines Ltd., Class A(a)(b)	110,547	1,445,242
Keyera Corp.	39,957	1,127,241
Kinross Gold Corp.	212,756	1,933,935
Loblaw Companies Ltd.	28,050	3,458,887
Lundin Mining Corp.	114,971	1,160,827
Magna International Inc.	45,766	2,030,987
Manulife Financial Corp.	307,048	8,179,644
MEG Energy Corp.(a)	46,684	967,392
Metro Inc./CN	39,209	2,334,961
National Bank of Canada	57,980	4,849,549
Northland Power Inc.	43,629	729,652
Nutrien Ltd.	83,625	4,288,912
Onex Corp.	12,527	858,421
Security	Shares	Value
Canada (continued)
Open Text Corp.	47,724	$1,504,327
Pan American Silver Corp.	60,152	1,382,845
Parkland Corp.	25,866	725,593
Pembina Pipeline Corp.	98,634	3,822,768
Power Corp. of Canada	99,991	2,894,028
Quebecor Inc., Class B	23,435	517,704
RB Global Inc.	32,012	2,550,248
Restaurant Brands International Inc.	50,380	3,527,494
RioCan REIT	28,827	373,322
Rogers Communications Inc., Class B, NVS	61,249	2,368,511
Royal Bank of Canada	239,287	26,738,999
Saputo Inc.	42,050	966,390
Shopify Inc., Class A(a)	206,702	12,659,777
Stantec Inc.	20,083	1,767,054
Sun Life Financial Inc.	98,499	4,889,814
Suncor Energy Inc.	218,884	8,741,726
TC Energy Corp.	178,148	7,563,854
Teck Resources Ltd., Class B	78,800	3,862,807
TELUS Corp.	77,601	1,252,835
TFI International Inc.	13,952	2,171,748
Thomson Reuters Corp.	27,018	4,378,573
TMX Group Ltd.	46,810	1,422,625
Toromont Industries Ltd.	12,998	1,208,810
Toronto-Dominion Bank (The)	301,403	17,798,419
Tourmaline Oil Corp.	57,157	2,514,966
West Fraser Timber Co. Ltd.	9,089	805,973
Wheaton Precious Metals Corp.	76,870	4,596,109
WSP Global Inc.	21,528	3,576,020
		347,185,976
Chile — 0.1%
Banco de Chile	6,622,029	788,913
Banco de Credito e Inversiones SA	16,050	469,329
Banco Santander Chile	11,068,329	551,140
Cencosud SA	244,855	452,600
Cia. Sud Americana de Vapores SA	2,316,119	159,174
Empresas CMPC SA	192,205	333,852
Empresas Copec SA	70,069	488,019
Enel Americas SA	3,541,531	331,452
Enel Chile SA	6,188,912	353,511
Falabella SA(a)	139,693	462,739
Latam Airlines Group SA	34,670,502	429,206
		4,819,935
China — 6.9%
AAC Technologies Holdings Inc.	125,000	457,562
AECC Aviation Power Co. Ltd., Class A	29,400	161,797
Agricultural Bank of China Ltd., Class A	1,468,600	932,628
Agricultural Bank of China Ltd., Class H	3,958,000	1,771,175
Aier Eye Hospital Group Co. Ltd., Class A	173,942	266,537
Akeso Inc.(a)(b)(c)	99,000	536,153
Alibaba Group Holding Ltd.	2,664,164	26,215,967
Alibaba Health Information Technology Ltd.(a)	908,000	384,067
Aluminum Corp. of China Ltd., Class H	854,000	478,056
Anhui Conch Cement Co. Ltd., Class A	88,498	296,106
Anhui Conch Cement Co. Ltd., Class H	168,000	409,623
Anhui Gujing Distillery Co. Ltd., Class A	10,300	268,197
Anhui Gujing Distillery Co. Ltd., Class B	19,800	264,001
Anjoy Foods Group Co. Ltd., Class A	13,700	150,715
ANTA Sports Products Ltd.	219,800	1,967,394
Asymchem Laboratories Tianjin Co. Ltd., Class A	11,000	112,877
Autohome Inc., ADR	13,432	334,994
AviChina Industry & Technology Co. Ltd., Class H	565,000	276,382
Schedule of Investments
26

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Baidu Inc.(a)	390,588	$4,330,684
Bank of Beijing Co. Ltd., Class A	355,698	262,408
Bank of China Ltd., Class A	725,000	467,688
Bank of China Ltd., Class H	13,022,000	5,798,541
Bank of Communications Co. Ltd., Class A	612,300	623,708
Bank of Communications Co. Ltd., Class H	1,500,800	1,090,464
Bank of Jiangsu Co. Ltd., Class A	354,600	377,514
Bank of Ningbo Co. Ltd., Class A	89,377	266,139
Bank of Shanghai Co. Ltd., Class A	476,699	480,978
Baoshan Iron & Steel Co. Ltd., Class A	401,396	377,734
BeiGene Ltd.(a)	118,176	1,503,523
Beijing Enterprises Holdings Ltd.	90,000	298,625
Beijing Enterprises Water Group Ltd.	810,000	249,926
Beijing Kingsoft Office Software Inc., Class A	7,000	204,338
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	702,500	556,452
Bilibili Inc.(a)(b)	40,574	617,379
BOC Aviation Ltd.(c)	43,800	384,301
BOE Technology Group Co. Ltd., Class A	896,700	489,791
Bosideng International Holdings Ltd.	632,000	316,289
BYD Co. Ltd., Class A	27,700	947,404
BYD Co. Ltd., Class H	175,000	5,180,833
BYD Electronic International Co. Ltd.	161,000	626,592
C&D International Investment Group Ltd.	115,000	192,754
CGN Power Co. Ltd.	165,600	107,278
CGN Power Co. Ltd., Class H(c)	2,329,000	951,091
Changchun High-Tech Industry Group Co. Ltd., Class A	14,300	187,792
China CITIC Bank Corp. Ltd., Class H	1,581,000	946,118
China Coal Energy Co. Ltd., Class H	390,000	395,113
China Communications Services Corp. Ltd., Class H	534,000	274,344
China Construction Bank Corp., Class H	16,490,050	11,514,767
China CSSC Holdings Ltd., Class A	84,900	482,087
China Energy Engineering Corp. Ltd.	330,900	101,233
China Everbright Bank Co. Ltd., Class A	864,200	377,962
China Everbright Bank Co. Ltd., Class H	566,000	170,892
China Feihe Ltd.(c)	690,000	312,495
China Galaxy Securities Co. Ltd., Class H	743,000	380,281
China Gas Holdings Ltd.	525,000	477,446
China Hongqiao Group Ltd.	577,000	718,714
China International Capital Corp. Ltd., Class H(c)	318,400	354,886
China Life Insurance Co. Ltd., Class A	43,000	191,646
China Life Insurance Co. Ltd., Class H	1,213,000	1,682,863
China Literature Ltd.(a)(c)	71,800	232,661
China Longyuan Power Group Corp. Ltd., Class H	602,000	539,788
China Mengniu Dairy Co. Ltd.	570,000	953,777
China Merchants Bank Co. Ltd., Class A	270,600	1,225,357
China Merchants Bank Co. Ltd., Class H	609,593	2,526,657
China Merchants Port Holdings Co. Ltd.	240,000	352,904
China Merchants Securities Co. Ltd., Class A	266,060	548,136
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	123,777	150,693
China Minsheng Banking Corp. Ltd., Class A	880,295	432,839
China Minsheng Banking Corp. Ltd., Class H	681,240	241,439
China National Building Material Co. Ltd., Class H	712,000	235,979
China National Nuclear Power Co. Ltd., Class A	324,900	496,325
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	127,300	308,544
China Oilfield Services Ltd., Class H	356,000	313,598
China Overseas Land & Investment Ltd.	633,000	1,023,330
China Pacific Insurance Group Co. Ltd., Class A	130,097	532,383
Security	Shares	Value
China (continued)
China Pacific Insurance Group Co. Ltd., Class H	373,800	$993,566
China Petroleum & Chemical Corp., Class A	534,398	479,844
China Petroleum & Chemical Corp., Class H	3,905,000	2,502,651
China Power International Development Ltd.	968,000	455,644
China Railway Group Ltd., Class A	401,396	345,735
China Railway Group Ltd., Class H	562,000	274,066
China Renewable Energy Investment Ltd.(d)	7,401	—
China Resources Beer Holdings Co. Ltd.	285,000	886,613
China Resources Gas Group Ltd.	168,100	570,494
China Resources Land Ltd.	570,000	1,703,782
China Resources Mixc Lifestyle Services Ltd.(c)	118,800	333,021
China Resources Pharmaceutical Group Ltd.(c)	341,500	233,510
China Resources Power Holdings Co. Ltd.	356,000	979,297
China Ruyi Holdings Ltd.(a)(b)	960,000	256,624
China Shenhua Energy Co. Ltd., Class A	97,600	537,077
China Shenhua Energy Co. Ltd., Class H	553,500	2,301,514
China State Construction Engineering Corp. Ltd., Class A	556,798	430,289
China State Construction International Holdings Ltd.	356,000	497,580
China Taiping Insurance Holdings Co. Ltd.	294,400	313,430
China Three Gorges Renewables Group Co. Ltd., Class A	629,300	423,423
China Tourism Group Duty Free Corp. Ltd.(b)(c)	8,900	62,883
China Tourism Group Duty Free Corp. Ltd., Class A	39,298	373,539
China Tower Corp. Ltd., Class H(c)	7,762,000	952,386
China United Network Communications Ltd., Class A	461,900	300,679
China Vanke Co. Ltd., Class A	203,800	200,113
China Vanke Co. Ltd., Class H(a)(b)	254,400	139,501
China Yangtze Power Co. Ltd., Class A	297,849	1,231,091
Chongqing Changan Automobile Co. Ltd., Class A	111,900	226,186
Chongqing Zhifei Biological Products Co. Ltd., Class A	33,500	131,461
Chow Tai Fook Jewellery Group Ltd.	368,200	334,392
CITIC Ltd.	981,000	904,450
CITIC Securities Co. Ltd., Class A	171,400	469,674
CITIC Securities Co. Ltd., Class H	293,825	441,885
CMOC Group Ltd., Class A	419,200	435,057
CMOC Group Ltd., Class H	393,000	313,441
Contemporary Amperex Technology Co. Ltd., Class A	49,560	1,277,380
COSCO Shipping Energy Transportation Co. Ltd., Class H	270,000	324,158
COSCO Shipping Holdings Co. Ltd., Class A	211,030	384,569
COSCO Shipping Holdings Co. Ltd., Class H	437,749	625,154
Country Garden Holdings Co. Ltd.(a)(b)(d)	119,000	3,656
CRRC Corp. Ltd., Class A	535,200	565,627
CRRC Corp. Ltd., Class H	479,000	296,809
CSC Financial Co. Ltd., Class A	126,100	347,158
CSPC Pharmaceutical Group Ltd.	1,610,960	1,198,306
Daqin Railway Co. Ltd., Class A	357,100	344,530
East Money Information Co. Ltd., Class A	254,042	391,754
ENN Energy Holdings Ltd.	135,800	950,228
Eve Energy Co. Ltd., Class A	35,600	189,404
Far East Horizon Ltd.	274,000	186,925
Flat Glass Group Co. Ltd., Class H	130,000	188,658
Focus Media Information Technology Co. Ltd., Class A	243,150	195,070
Foshan Haitian Flavouring & Food Co. Ltd., Class A	75,396	366,846
Fosun International Ltd.	452,500	235,730
Foxconn Industrial Internet Co. Ltd., Class A	143,900	483,611
Fuyao Glass Industry Group Co. Ltd., Class H(c)	146,400	764,525
27
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Ganfeng Lithium Group Co. Ltd., Class A	66,700	$260,018
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	28,560	59,972
GCL Technology Holdings Ltd.	3,649,000	513,407
Geely Automobile Holdings Ltd.	1,032,000	1,048,571
Genscript Biotech Corp.(a)	220,000	350,506
GF Securities Co. Ltd., Class H(b)	304,400	261,685
Giant Biogene Holding Co. Ltd.(c)	54,400	281,994
GoerTek Inc., Class A	113,000	337,469
Great Wall Motor Co. Ltd., Class H	462,500	631,487
Guangdong Investment Ltd.	612,000	320,938
Guangzhou Automobile Group Co. Ltd., Class H	686,028	253,025
Guotai Junan Securities Co. Ltd., Class A	255,900	509,248
H World Group Ltd., ADR	35,698	1,070,940
Haidilao International Holding Ltd.(c)	295,000	478,472
Haier Smart Home Co. Ltd., Class A	132,700	501,386
Haier Smart Home Co. Ltd., Class A	367,800	1,202,491
Haitian International Holdings Ltd.	123,000	356,857
Haitong Securities Co. Ltd., Class A	326,892	410,752
Haitong Securities Co. Ltd., Class H	233,200	107,822
Hangzhou Tigermed Consulting Co. Ltd., Class A	18,100	134,272
Hansoh Pharmaceutical Group Co. Ltd.(c)	234,000	511,846
Henan Shuanghui Investment & Development Co. Ltd., Class A	79,400	253,555
Hengan International Group Co. Ltd.	111,500	348,310
Hengli Petrochemical Co. Ltd., Class A	217,400	420,650
Hisense Home Appliances Group Co. Ltd., Class H(b)	72,466	234,276
Hua Hong Semiconductor Ltd.(c)	110,000	291,675
Huaneng Power International Inc., Class H	840,000	499,180
Huatai Securities Co. Ltd., Class A	179,500	330,378
Huatai Securities Co. Ltd., Class H(c)	149,600	165,515
Huaxia Bank Co. Ltd., Class A	361,100	313,855
Hygeia Healthcare Holdings Co. Ltd.(c)	76,400	205,843
Iflytek Co. Ltd., Class A	43,700	241,086
Industrial & Commercial Bank of China Ltd., Class A	952,610	771,472
Industrial & Commercial Bank of China Ltd., Class H	10,768,285	5,965,434
Industrial Bank Co. Ltd., Class A	251,942	584,194
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	116,999	406,590
Inner Mongolia Yitai Coal Co. Ltd., Class B	185,800	336,855
Innovent Biologics Inc.(a)(c)	211,000	1,044,518
iQIYI Inc., ADR(a)	98,317	327,396
JA Solar Technology Co. Ltd., Class A	93,724	140,157
JD Health International Inc.(a)(c)	187,450	520,276
JD Logistics Inc.(a)(c)	345,400	355,248
JD.com Inc.	396,858	5,232,810
Jiangsu Expressway Co. Ltd., Class H	218,000	207,317
Jiangsu Hengli Hydraulic Co. Ltd., Class A	38,600	244,715
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	102,956	601,361
Jiangsu Yanghe Distillery Co. Ltd., Class A	35,400	400,897
Jiangxi Copper Co. Ltd., Class H	325,000	571,330
Kanzhun Ltd., ADR	44,006	597,601
KE Holdings Inc., ADR	110,845	1,535,203
Kingdee International Software Group Co. Ltd.(a)	518,000	415,110
Kingsoft Corp. Ltd.	173,400	491,180
Kuaishou Technology(a)(c)	401,000	2,245,878
Kunlun Energy Co. Ltd.	702,000	680,513
Kweichow Moutai Co. Ltd., Class A	13,700	2,694,416
Legend Biotech Corp., ADR(a)(b)	12,159	685,646
Lenovo Group Ltd.	1,456,000	1,885,826
Security	Shares	Value
China (continued)
Lens Technology Co. Ltd., Class A	208,225	$515,750
Li Auto Inc.(a)	211,106	2,065,083
Li Ning Co. Ltd.	396,500	738,526
Longfor Group Holdings Ltd.(c)	336,500	437,150
LONGi Green Energy Technology Co. Ltd., Class A	123,696	248,666
Luxshare Precision Industry Co. Ltd., Class A	108,988	579,078
Luzhou Laojiao Co. Ltd., Class A	18,800	340,229
Mango Excellent Media Co. Ltd., Class A	61,400	175,076
Meituan, Class B(a)(c)	864,960	11,976,805
Midea Group Co. Ltd., Class A	48,500	427,908
MINISO Group Holding Ltd.	71,432	298,613
Muyuan Foods Co. Ltd., Class A(a)	87,458	529,419
NARI Technology Co. Ltd., Class A	152,744	507,685
NAURA Technology Group Co. Ltd., Class A	10,200	484,413
NetEase Inc.	334,285	6,165,412
New China Life Insurance Co. Ltd., Class A	68,100	301,365
New China Life Insurance Co. Ltd., Class H	115,100	224,490
New Hope Liuhe Co. Ltd., Class A(a)	218,507	286,595
New Oriental Education & Technology Group Inc.(a)	251,610	1,628,581
Ningbo Deye Technology Co. Ltd., NVS	9,438	126,845
Ningxia Baofeng Energy Group Co. Ltd., Class A	223,000	463,694
NIO Inc., ADR(a)(b)	239,308	1,062,528
Nongfu Spring Co. Ltd., Class H(c)	346,000	1,344,091
Orient Overseas International Ltd.	24,000	337,992
PDD Holdings Inc., ADR(a)	102,427	13,201,816
People's Insurance Co. Group of China Ltd. (The), Class H	1,627,000	547,424
PetroChina Co. Ltd., Class A	207,100	256,762
PetroChina Co. Ltd., Class H	3,656,000	3,174,775
PICC Property & Casualty Co. Ltd., Class H	1,188,285	1,558,221
Ping An Bank Co. Ltd., Class A	328,500	467,433
Ping An Insurance Group Co. of China Ltd., Class A	154,306	909,521
Ping An Insurance Group Co. of China Ltd., Class H	1,116,000	4,846,363
Poly Developments and Holdings Group Co. Ltd., Class A	175,300	213,950
Pop Mart International Group Ltd.(c)	84,400	447,787
Postal Savings Bank of China Co. Ltd., Class A	507,000	338,928
Postal Savings Bank of China Co. Ltd., Class H(c)	1,226,000	655,586
Qifu Technology Inc.	23,843	484,251
Rongsheng Petrochemical Co. Ltd., Class A	187,150	235,084
SAIC Motor Corp. Ltd., Class A	209,000	424,671
Sany Heavy Industry Co. Ltd., Class A	161,027	359,935
Seres Group Co. Ltd., NVS(a)	21,700	239,698
SF Holding Co. Ltd., Class A	74,800	363,043
Shaanxi Coal Industry Co. Ltd., Class A	127,800	413,524
Shandong Gold Mining Co. Ltd., Class A	132,000	540,269
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	450,000	228,344
Shanghai Baosight Software Co. Ltd., Class B	202,641	331,596
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	214,700	321,946
Shanghai Pudong Development Bank Co. Ltd., Class A	425,600	495,144
Shanghai United Imaging Healthcare Co. Ltd., NVS	14,138	227,481
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	17,880	456,202
Shenwan Hongyuan Group Co. Ltd., Class A	777,006	492,846
Shenzhen Inovance Technology Co. Ltd., Class A	41,200	265,835
Shenzhen Kangtai Biological Products Co. Ltd., Class A	57,780	127,601
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,600	626,956
Schedule of Investments
28

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shenzhou International Group Holdings Ltd.	139,000	$1,176,702
Sino Biopharmaceutical Ltd.	1,799,000	645,120
Sinomine Resource Group Co. Ltd., Class A	31,120	116,086
Sinopharm Group Co. Ltd., Class H	242,400	568,560
Sinotruk Hong Kong Ltd.	132,500	348,512
Smoore International Holdings Ltd.(c)	373,000	435,506
Sungrow Power Supply Co. Ltd., Class A	36,120	344,897
Sunny Optical Technology Group Co. Ltd.	124,100	695,966
Suzhou Maxwell Technologies Co. Ltd., Class A	7,200	103,732
TAL Education Group, ADR(a)(b)	76,441	765,939
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	88,000	106,536
Tencent Holdings Ltd.	1,129,000	52,099,347
Tencent Music Entertainment Group, ADR	134,716	1,910,273
Tingyi Cayman Islands Holding Corp.	358,000	436,508
Tongcheng Travel Holdings Ltd.	240,000	417,853
Tongwei Co. Ltd., Class A	86,900	218,205
Topsports International Holdings Ltd.(c)	318,000	141,643
TravelSky Technology Ltd., Class H	142,000	160,081
Trina Solar Co. Ltd.	39,617	95,705
Trip.com Group Ltd.(a)	94,710	4,043,329
Tsingtao Brewery Co. Ltd., Class H	112,000	715,523
Vipshop Holdings Ltd., ADR	62,257	849,185
Wanhua Chemical Group Co. Ltd., Class A	52,431	562,982
Want Want China Holdings Ltd.	889,000	533,661
Weichai Power Co. Ltd., Class H	369,000	590,565
Wens Foodstuffs Group Co. Ltd., Class A	109,360	301,848
Will Semiconductor Co. Ltd. Shanghai, Class A	25,785	367,989
Wingtech Technology Co. Ltd., Class A(a)	35,500	147,231
Wuliangye Yibin Co. Ltd., Class A	50,000	878,796
WuXi AppTec Co. Ltd., Class A	45,614	268,307
WuXi AppTec Co. Ltd., Class H(c)	58,236	238,227
Wuxi Biologics Cayman Inc.(a)(c)	642,500	939,756
Xiaomi Corp., Class B(a)(c)	2,656,800	5,706,354
Xinyi Solar Holdings Ltd.	874,000	414,694
XPeng Inc.(a)	226,032	913,629
Yadea Group Holdings Ltd.(c)	200,000	269,538
Yankuang Energy Group Co. Ltd., Class H	640,700	836,312
Yonyou Network Technology Co. Ltd., Class A(a)	105,300	139,724
Yum China Holdings Inc.	67,160	2,030,918
Yunnan Baiyao Group Co. Ltd., Class A	55,698	389,540
Yunnan Energy New Material Co. Ltd., Class A	25,100	107,163
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	13,600	400,402
Zhaojin Mining Industry Co. Ltd., Class H(b)	278,000	498,404
Zhejiang Expressway Co. Ltd., Class H	231,840	152,137
Zhejiang Huayou Cobalt Co. Ltd., Class A	45,900	149,323
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	87,872	280,649
Zhongsheng Group Holdings Ltd.	156,500	244,180
Zhuzhou CRRC Times Electric Co. Ltd.	114,200	421,458
Zijin Mining Group Co. Ltd., Class A	357,600	825,115
Zijin Mining Group Co. Ltd., Class H	860,000	1,744,394
ZTE Corp., Class A	42,800	163,041
ZTE Corp., Class H	130,800	293,002
ZTO Express Cayman Inc., ADR	73,129	1,385,795
		315,983,462
Colombia — 0.0%
Bancolombia SA	35,968	324,253
Interconexion Electrica SA ESP	73,165	316,067
		640,320
Security	Shares	Value
Czech Republic — 0.0%
CEZ AS(b)	25,687	$989,177
Komercni Banka AS	13,163	454,756
Moneta Money Bank AS(c)	63,542	291,089
		1,735,022
Denmark — 2.4%
AP Moller - Maersk A/S, Class A	630	1,023,394
AP Moller - Maersk A/S, Class B, NVS	679	1,123,296
Carlsberg A/S, Class B	16,596	2,004,082
Coloplast A/S, Class B	21,659	2,815,681
Danske Bank A/S	119,037	3,640,447
Demant A/S(a)	17,173	658,403
DSV A/S	29,260	5,367,589
Genmab A/S(a)	11,280	3,186,280
Novo Nordisk A/S, Class B	559,042	74,069,087
Novonesis (Novozymes) B, Class B	64,871	4,129,508
Orsted A/S(a)(c)	32,778	1,953,700
Pandora A/S	14,096	2,209,595
Rockwool A/S, Class B	1,675	740,371
Tryg A/S	59,255	1,297,335
Vestas Wind Systems A/S(a)	174,335	4,314,275
		108,533,043
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	462,852	793,883
Eastern Co. SAE	263,319	121,189
		915,072
Finland — 0.6%
Elisa OYJ	24,402	1,136,192
Fortum OYJ	74,351	1,143,294
Kesko OYJ, Class B	48,930	885,080
Kone OYJ, Class B	58,309	2,977,524
Metso OYJ	110,908	1,126,884
Neste OYJ	72,357	1,460,369
Nokia OYJ	914,222	3,592,801
Nordea Bank Abp	545,395	6,382,068
Orion OYJ, Class B	18,709	859,925
Sampo OYJ, Class A	77,617	3,402,349
Stora Enso OYJ, Class R	97,186	1,214,933
UPM-Kymmene OYJ	92,744	3,067,602
Wartsila OYJ Abp	87,463	1,807,409
		29,056,430
France — 7.1%
Accor SA	29,873	1,149,606
Aeroports de Paris SA	5,121	672,829
Air Liquide SA	98,474	17,967,415
Airbus SE	101,785	15,402,777
Alstom SA(a)	57,401	1,124,635
Amundi SA(c)	10,329	753,817
ArcelorMittal SA	81,367	1,852,782
Arkema SA	10,057	907,572
AXA SA	310,378	10,897,310
BioMerieux	8,285	874,287
BNP Paribas SA	174,985	11,988,873
Bollore SE	137,374	855,131
Bouygues SA	33,611	1,160,453
Bureau Veritas SA	55,628	1,740,556
Capgemini SE	26,829	5,326,185
Carrefour SA	95,767	1,428,578
Cie. de Saint-Gobain SA	78,085	6,698,579
Cie. Generale des Etablissements Michelin SCA	115,393	4,568,275
Covivio SA/France	8,653	445,432
Credit Agricole SA	183,468	2,784,212
29
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Danone SA	108,443	$7,045,005
Dassault Aviation SA	3,843	773,727
Dassault Systemes SE	113,917	4,318,453
Edenred SE	42,832	1,783,472
Eiffage SA	11,361	1,130,666
Engie SA	306,716	4,821,625
EssilorLuxottica SA	50,070	11,458,002
Eurazeo SE	7,284	573,070
Eurofins Scientific SE	22,764	1,347,717
Euronext NV(c)	14,089	1,424,439
Gecina SA	7,501	743,632
Getlink SE	59,352	1,057,644
Hermes International SCA	5,444	11,896,962
Ipsen SA	6,646	746,214
Kering SA	12,591	3,867,171
Klepierre SA	40,092	1,148,017
La Francaise des Jeux SAEM(c)	15,913	617,404
Legrand SA	44,802	4,840,718
L'Oreal SA	41,165	17,801,699
LVMH Moet Hennessy Louis Vuitton SE	47,044	33,183,060
Orange SA	309,276	3,432,118
Pernod Ricard SA	34,588	4,628,121
Publicis Groupe SA	38,448	4,013,834
Remy Cointreau SA	3,877	305,917
Renault SA	31,436	1,523,456
Rexel SA	38,286	972,728
Safran SA	57,965	12,734,484
Sanofi SA	194,080	20,008,187
Sartorius Stedim Biotech	4,764	950,659
Schneider Electric SE	93,400	22,512,685
SEB SA	4,562	456,510
Societe Generale SA	120,725	3,131,240
Sodexo SA	14,543	1,377,328
STMicroelectronics NV	116,610	3,855,457
Teleperformance SE	9,252	1,191,059
Thales SA	17,741	2,819,993
TotalEnergies SE	368,389	24,853,839
Unibail-Rodamco-Westfield, New	19,454	1,454,794
Veolia Environnement SA	118,956	3,736,848
Vinci SA	85,868	9,799,079
Vivendi SE	109,892	1,172,631
		324,108,968
Germany — 5.2%
adidas AG	27,658	6,931,019
Allianz SE, Registered	67,200	18,927,914
BASF SE	153,087	7,127,293
Bayer AG, Registered	169,275	5,036,048
Bayerische Motoren Werke AG	54,678	5,071,336
Bechtle AG	14,976	661,843
Beiersdorf AG	17,524	2,543,556
Brenntag SE	21,916	1,559,023
Carl Zeiss Meditec AG, Bearer	7,025	480,612
Commerzbank AG	182,970	2,982,863
Continental AG	18,506	1,134,488
Covestro AG(a)(c)	32,791	1,930,368
CTS Eventim AG & Co. KGaA	10,721	944,346
Daimler Truck Holding AG	90,398	3,490,171
Delivery Hero SE, Class A(a)(c)	34,882	776,061
Deutsche Bank AG, Registered	326,151	5,076,695
Deutsche Boerse AG	32,040	6,560,781
Deutsche Lufthansa AG, Registered	108,491	679,890
Deutsche Post AG, Registered	170,268	7,594,895
Security	Shares	Value
Germany (continued)
Deutsche Telekom AG, Registered	551,139	$14,416,409
E.ON SE	378,295	5,304,876
Evonik Industries AG	43,062	872,079
Fresenius Medical Care AG & Co. KGaA	35,961	1,387,658
Fresenius SE & Co. KGaA(a)	72,946	2,613,710
GEA Group AG	26,078	1,151,486
Hannover Rueck SE	10,344	2,568,317
Heidelberg Materials AG	23,231	2,420,187
Henkel AG & Co. KGaA	18,276	1,416,077
Infineon Technologies AG	224,359	7,793,814
Knorr-Bremse AG	12,383	995,789
LEG Immobilien SE	12,307	1,073,558
Mercedes-Benz Group AG	135,960	8,987,557
Merck KGaA	22,335	3,990,645
MTU Aero Engines AG	9,413	2,665,419
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,411	11,530,497
Nemetschek SE	9,883	943,986
Puma SE	18,325	909,344
Qiagen NV, NVS	38,508	1,713,373
Rational AG	915	800,970
Rheinmetall AG	7,531	4,101,806
RWE AG	108,878	4,063,425
SAP SE	180,008	38,057,334
Scout24 SE(c)	12,800	1,011,935
Siemens AG, Registered	129,944	23,792,354
Siemens Energy AG(a)	103,827	3,014,984
Siemens Healthineers AG(c)	46,863	2,511,815
Symrise AG, Class A	22,929	2,889,773
Talanx AG(a)	11,765	893,804
Volkswagen AG	5,594	660,031
Vonovia SE	125,255	3,840,343
Zalando SE(a)(c)	40,485	1,037,399
		238,939,956
Greece — 0.2%
Alpha Services and Holdings SA	416,946	769,302
Eurobank Ergasias Services and Holdings SA, Class A	492,869	1,129,296
Hellenic Telecommunications Organization SA	34,927	573,842
Jumbo SA	23,107	619,187
Metlen Energy & Metals SA	17,297	683,568
Motor Oil Hellas Corinth Refineries SA	7,601	193,748
National Bank of Greece SA	142,027	1,246,578
OPAP SA	33,217	579,140
Piraeus Financial Holdings SA	154,090	651,024
Public Power Corp. SA	37,061	472,132
		6,917,817
Hong Kong — 1.1%
AIA Group Ltd.	1,923,600	12,866,683
BOC Hong Kong Holdings Ltd.	633,500	1,843,055
CK Asset Holdings Ltd.	330,060	1,261,182
CK Hutchison Holdings Ltd.	436,560	2,280,637
CK Infrastructure Holdings Ltd.	113,000	753,682
CLP Holdings Ltd.	281,500	2,416,007
Futu Holdings Ltd., ADR(a)	9,656	611,032
Galaxy Entertainment Group Ltd.	380,000	1,597,490
Hang Seng Bank Ltd.	133,800	1,638,491
Henderson Land Development Co. Ltd.	234,617	658,997
HKT Trust & HKT Ltd., Class SS	644,000	779,989
Hong Kong & China Gas Co. Ltd.	2,017,748	1,644,207
Hong Kong Exchanges & Clearing Ltd.	211,400	6,235,670
Schedule of Investments
30

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Hongkong Land Holdings Ltd.(b)	192,400	$621,377
Jardine Matheson Holdings Ltd.	28,100	989,933
Link REIT	426,920	1,801,184
MTR Corp. Ltd.	245,000	792,598
Power Assets Holdings Ltd.	234,500	1,494,579
Sands China Ltd.(a)	420,800	788,846
Sino Land Co. Ltd.	684,000	707,501
SITC International Holdings Co. Ltd.	244,000	544,554
Sun Hung Kai Properties Ltd.	247,000	2,138,655
Swire Pacific Ltd., Class A	80,000	690,142
Swire Properties Ltd.	203,200	320,920
Techtronic Industries Co. Ltd.	234,500	3,003,169
WH Group Ltd.(c)	1,379,500	896,735
Wharf Holdings Ltd. (The)	177,000	485,307
Wharf Real Estate Investment Co. Ltd.	299,000	735,067
		50,597,689
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	78,523	612,048
OTP Bank Nyrt	38,680	1,982,797
Richter Gedeon Nyrt	23,410	667,383
		3,262,228
India — 5.7%
ABB India Ltd.	9,358	884,384
Adani Enterprises Ltd.	28,505	1,081,786
Adani Green Energy Ltd.(a)	53,431	1,182,073
Adani Ports & Special Economic Zone Ltd.	89,345	1,680,176
Adani Power Ltd.(a)	131,280	1,155,110
Ambuja Cements Ltd.	105,788	860,517
APL Apollo Tubes Ltd.	28,443	505,667
Apollo Hospitals Enterprise Ltd.	17,835	1,412,092
Ashok Leyland Ltd.	284,139	874,472
Asian Paints Ltd.	65,723	2,425,693
Astral Ltd.	22,040	576,985
AU Small Finance Bank Ltd.(c)	70,126	542,057
Aurobindo Pharma Ltd.	51,350	881,176
Avenue Supermarts Ltd.(a)(c)	27,213	1,605,622
Axis Bank Ltd.	401,014	5,601,885
Bajaj Auto Ltd.	11,799	1,363,201
Bajaj Finance Ltd.	47,852	3,899,307
Bajaj Finserv Ltd.	67,463	1,333,800
Bajaj Holdings & Investment Ltd.	3,993	459,459
Balkrishna Industries Ltd.	13,786	548,186
Bandhan Bank Ltd.(c)	124,540	325,210
Bank of Baroda	175,948	534,110
Bharat Electronics Ltd.	612,077	2,316,031
Bharat Forge Ltd.	42,773	887,695
Bharat Heavy Electricals Ltd.	184,199	696,842
Bharat Petroleum Corp. Ltd.	263,458	1,105,068
Bharti Airtel Ltd.	390,755	6,980,415
Bosch Ltd.	1,552	649,094
Britannia Industries Ltd.(a)	18,310	1,266,085
CG Power and Industrial Solutions Ltd.	112,064	987,616
Cholamandalam Investment and Finance Co. Ltd.	68,654	1,163,243
Cipla Ltd.	91,618	1,692,916
Coal India Ltd.	254,303	1,590,638
Colgate-Palmolive India Ltd.	22,799	930,434
Container Corp. of India Ltd.	41,941	522,772
Cummins India Ltd.	24,006	1,106,855
Dabur India Ltd.	89,036	676,925
Divi's Laboratories Ltd.	20,748	1,221,368
DLF Ltd.	135,293	1,440,384
Security	Shares	Value
India (continued)
Dr. Reddy's Laboratories Ltd.	18,106	$1,462,048
Eicher Motors Ltd.	23,826	1,414,886
GAIL India Ltd.	407,082	1,174,126
GMR Airports Infrastructure Ltd.(a)	429,577	523,516
Godrej Consumer Products Ltd.	71,564	1,234,094
Godrej Properties Ltd.(a)	21,143	815,060
Grasim Industries Ltd.	50,719	1,684,577
Havells India Ltd.	40,788	902,084
HCL Technologies Ltd.	159,190	3,132,370
HDFC Asset Management Co. Ltd.(c)	14,725	724,618
HDFC Bank Ltd.	477,844	9,233,980
HDFC Life Insurance Co. Ltd.(c)	155,145	1,328,316
Hero MotoCorp Ltd.	20,544	1,349,693
Hindalco Industries Ltd.	236,084	1,893,752
Hindustan Aeronautics Ltd., NVS	35,174	2,072,879
Hindustan Petroleum Corp. Ltd.	157,066	738,389
Hindustan Unilever Ltd.	136,328	4,410,548
ICICI Bank Ltd.	896,630	13,069,695
ICICI Lombard General Insurance Co. Ltd.(c)	35,869	861,917
ICICI Prudential Life Insurance Co. Ltd.(c)	68,815	606,285
IDFC First Bank Ltd.(a)	548,156	498,800
Indian Hotels Co. Ltd., Class A	150,809	1,158,919
Indian Oil Corp. Ltd.	490,035	1,067,865
Indian Railway Catering & Tourism Corp. Ltd.	40,589	480,002
Indus Towers Ltd.(a)	207,637	1,076,352
IndusInd Bank Ltd.	47,539	812,551
Info Edge India Ltd.	13,661	1,148,801
Infosys Ltd.	565,675	12,543,733
InterGlobe Aviation Ltd.(a)(c)	29,551	1,580,270
ITC Ltd.	509,921	3,023,153
Jindal Stainless Ltd.	64,033	567,751
Jindal Steel & Power Ltd.	57,877	685,376
Jio Financial Services Ltd., NVS(a)	492,822	1,940,630
JSW Energy Ltd.	61,677	537,902
JSW Steel Ltd.	111,745	1,241,991
Jubilant Foodworks Ltd.	72,685	520,980
Kotak Mahindra Bank Ltd.	184,918	4,006,053
Larsen & Toubro Ltd.	113,898	5,201,422
LTIMindtree Ltd.(c)	15,119	1,024,334
Lupin Ltd.	40,360	923,573
Macrotech Developers Ltd.	55,097	862,794
Mahindra & Mahindra Ltd.	162,671	5,662,652
Mankind Pharma Ltd.(a)	19,178	465,436
Marico Ltd.	88,718	715,373
Maruti Suzuki India Ltd.	24,188	3,795,183
Max Healthcare Institute Ltd.	135,863	1,500,339
Mphasis Ltd.	14,430	500,189
MRF Ltd.	427	726,109
Muthoot Finance Ltd.	17,075	375,410
Nestle India Ltd., NVS	56,718	1,666,716
NHPC Ltd., NVS	531,836	669,512
NMDC Ltd.	180,009	521,198
NTPC Ltd.	737,227	3,671,190
Oil & Natural Gas Corp. Ltd.	536,196	2,142,091
Page Industries Ltd.	1,162	589,285
PB Fintech Ltd.(a)	51,775	900,713
Persistent Systems Ltd., NVS	17,112	990,148
Petronet LNG Ltd.	133,271	587,711
Phoenix Mills Ltd. (The)	17,395	748,594
PI Industries Ltd.	15,290	810,304
Pidilite Industries Ltd.	27,692	1,054,509
Polycab India Ltd.	9,644	792,328
31
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Power Finance Corp. Ltd.	258,775	$1,727,357
Power Grid Corp. of India Ltd.	784,650	3,268,215
Punjab National Bank	376,409	559,231
REC Ltd.	219,690	1,697,037
Reliance Industries Ltd.	518,908	18,707,889
Samvardhana Motherson International Ltd.	475,237	1,118,673
SBI Cards & Payment Services Ltd.	40,386	351,119
SBI Life Insurance Co. Ltd.(c)	77,395	1,624,248
Shree Cement Ltd.	1,351	448,271
Shriram Finance Ltd.	46,308	1,624,658
Siemens Ltd.	15,164	1,294,815
Solar Industries India Ltd.	5,163	667,575
Sona Blw Precision Forgings Ltd.(c)	67,407	547,597
SRF Ltd.	23,452	742,347
State Bank of India	307,484	3,214,660
Sun Pharmaceutical Industries Ltd.	165,855	3,411,297
Sundaram Finance Ltd.	11,797	610,414
Supreme Industries Ltd.	10,653	682,698
Suzlon Energy Ltd.(a)	1,624,714	1,351,089
Tata Communications Ltd.	19,371	461,393
Tata Consultancy Services Ltd.	152,273	7,995,962
Tata Consumer Products Ltd.	104,232	1,483,095
Tata Elxsi Ltd.	5,907	493,768
Tata Motors Ltd.	279,550	3,871,637
Tata Motors Ltd.	80,532	765,374
Tata Power Co. Ltd. (The)	242,683	1,317,898
Tata Steel Ltd.	1,281,313	2,536,857
Tech Mahindra Ltd.	88,304	1,644,861
Thermax Ltd.	7,298	443,012
Titan Co. Ltd.	59,361	2,458,219
Torrent Pharmaceuticals Ltd.	13,540	513,883
Torrent Power Ltd.	30,140	672,987
Trent Ltd.	30,946	2,162,769
Tube Investments of India Ltd.	19,800	980,275
TVS Motor Co. Ltd.	37,965	1,149,809
UltraTech Cement Ltd.	19,770	2,810,952
Union Bank of India Ltd.	261,185	422,186
United Spirits Ltd.	51,512	871,345
UPL Ltd.	87,339	597,943
Varun Beverages Ltd.	80,457	1,517,957
Vedanta Ltd.	241,402	1,302,237
Wipro Ltd.	220,050	1,373,202
Yes Bank Ltd.(a)	2,469,149	784,123
Zomato Ltd.(a)	1,131,748	3,112,315
		258,781,673
Indonesia — 0.5%
Adaro Energy Indonesia Tbk PT	2,433,100	481,832
Amman Mineral Internasional PT(a)	1,092,300	795,265
Aneka Tambang Tbk	1,552,700	125,760
Astra International Tbk PT	3,259,900	947,627
Bank Central Asia Tbk PT	9,552,900	6,036,657
Bank Mandiri Persero Tbk PT	6,244,968	2,462,948
Bank Negara Indonesia Persero Tbk PT	2,608,900	799,036
Bank Rakyat Indonesia Persero Tbk PT	11,817,716	3,400,430
Barito Pacific Tbk PT	5,676,088	381,587
Chandra Asri Pacific Tbk PT	1,348,148	800,100
Charoen Pokphand Indonesia Tbk PT	1,406,400	451,934
GoTo Gojek Tokopedia Tbk PT(a)	147,487,900	482,643
Indah Kiat Pulp & Paper Tbk PT	527,200	271,154
Indofood CBP Sukses Makmur Tbk PT	324,000	217,694
Indofood Sukses Makmur Tbk PT	591,300	222,738
Kalbe Farma Tbk PT	4,383,700	428,664
Security	Shares	Value
Indonesia (continued)
Merdeka Copper Gold Tbk PT(a)	1,877,107	$284,634
Sumber Alfaria Trijaya Tbk PT	2,856,700	498,956
Telkom Indonesia Persero Tbk PT	8,332,300	1,479,853
Unilever Indonesia Tbk PT	1,379,500	207,147
United Tractors Tbk PT	246,945	391,832
		21,168,491
Ireland — 0.2%
AIB Group PLC	260,049	1,491,663
Bank of Ireland Group PLC	167,462	1,896,496
Kerry Group PLC, Class A	26,129	2,442,950
Kingspan Group PLC	27,634	2,585,553
		8,416,662
Israel — 0.5%
Azrieli Group Ltd.	8,709	534,536
Bank Hapoalim BM	213,421	1,958,423
Bank Leumi Le-Israel BM	257,689	2,220,632
Check Point Software Technologies Ltd.(a)	16,036	2,941,804
CyberArk Software Ltd.(a)	7,519	1,927,721
Elbit Systems Ltd.	4,764	852,685
Global-e Online Ltd.(a)(b)	17,003	583,543
ICL Group Ltd.	121,488	508,558
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	225,396	1,150,650
Mizrahi Tefahot Bank Ltd.	28,409	1,025,175
Monday.com Ltd.(a)	6,461	1,484,802
Nice Ltd.(a)	10,829	1,954,516
Teva Pharmaceutical Industries Ltd., ADR(a)	192,660	3,358,064
Wix.com Ltd.(a)	9,434	1,470,996
		21,972,107
Italy — 1.7%
Amplifon SpA	21,136	671,288
Banco BPM SpA	223,697	1,548,804
Davide Campari-Milano NV	96,540	870,643
DiaSorin SpA	4,233	461,697
Enel SpA	1,383,159	9,874,613
Eni SpA	371,129	5,937,987
Ferrari NV	21,692	8,927,833
FinecoBank Banca Fineco SpA	99,706	1,692,631
Generali	168,649	4,365,144
Infrastrutture Wireless Italiane SpA(c)	67,213	747,894
Intesa Sanpaolo SpA	2,538,725	10,309,336
Leonardo SpA	50,329	1,199,107
Mediobanca Banca di Credito Finanziario SpA	95,149	1,544,576
Moncler SpA	37,942	2,262,332
Nexi SpA(a)(c)	104,646	642,283
Poste Italiane SpA(c)	79,313	1,073,703
Prysmian SpA	45,420	3,122,375
Recordati Industria Chimica e Farmaceutica SpA	17,801	969,143
Snam SpA	350,145	1,673,212
Stellantis NV	378,165	6,301,764
Telecom Italia SpA/Milano(a)	1,618,345	396,676
Tenaris SA, NVS	82,350	1,306,633
Terna - Rete Elettrica Nazionale	239,804	1,996,909
UniCredit SpA	261,069	10,723,331
		78,619,914
Japan — 14.9%
Advantest Corp.	133,800	5,922,170
Aeon Co. Ltd.	112,300	2,562,302
AGC Inc.	35,600	1,274,115
Aisin Corp.	28,800	971,596
Ajinomoto Co. Inc.	81,100	3,340,123
Schedule of Investments
32

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
ANA Holdings Inc.	22,600	$432,287
Asahi Group Holdings Ltd.	83,700	3,081,263
Asahi Kasei Corp.	209,400	1,510,039
Asics Corp.	114,600	1,870,310
Astellas Pharma Inc.	309,400	3,588,406
Bandai Namco Holdings Inc.	104,400	2,218,578
Bridgestone Corp.	98,600	4,020,281
Brother Industries Ltd.	42,700	876,048
Canon Inc.	167,400	5,239,904
Capcom Co. Ltd.	59,800	1,277,562
Central Japan Railway Co.	130,800	3,083,864
Chiba Bank Ltd. (The)	93,600	876,795
Chubu Electric Power Co. Inc.	106,400	1,341,546
Chugai Pharmaceutical Co. Ltd.	113,800	4,966,513
Concordia Financial Group Ltd.	173,500	1,093,486
Dai Nippon Printing Co. Ltd.	36,300	1,194,205
Daifuku Co. Ltd.	55,500	1,004,455
Dai-ichi Life Holdings Inc.	155,000	4,725,996
Daiichi Sankyo Co. Ltd.	316,000	12,869,942
Daikin Industries Ltd.	45,200	6,554,296
Daito Trust Construction Co. Ltd.	9,600	1,154,497
Daiwa House Industry Co. Ltd.	93,700	2,653,432
Daiwa Securities Group Inc.	232,700	1,921,193
Denso Corp.	323,200	5,300,159
Dentsu Group Inc.	37,600	994,265
Disco Corp.	16,100	5,383,784
East Japan Railway Co.	152,700	2,909,455
Eisai Co. Ltd.	44,000	1,677,981
ENEOS Holdings Inc.	501,000	2,625,010
FANUC Corp.	163,500	4,847,244
Fast Retailing Co. Ltd.	30,200	8,324,592
Fuji Electric Co. Ltd.	22,900	1,288,054
FUJIFILM Holdings Corp.	189,000	4,493,650
Fujitsu Ltd.	300,600	5,458,943
Hamamatsu Photonics KK	24,900	717,094
Hankyu Hanshin Holdings Inc.	41,200	1,175,598
Hikari Tsushin Inc.	3,100	580,488
Hitachi Construction Machinery Co. Ltd.	19,000	473,235
Hitachi Ltd.	790,200	17,073,585
Honda Motor Co. Ltd.	766,300	8,187,588
Hoshizaki Corp.	19,300	607,830
Hoya Corp.	59,900	7,505,514
Hulic Co. Ltd.	65,500	639,352
Ibiden Co. Ltd.	19,900	771,367
Idemitsu Kosan Co. Ltd.	167,460	1,102,944
Inpex Corp.	160,900	2,484,535
Isuzu Motors Ltd.	98,100	1,327,011
ITOCHU Corp.	202,400	10,379,765
Japan Airlines Co. Ltd.	26,200	424,515
Japan Exchange Group Inc.	87,100	2,044,970
Japan Post Bank Co. Ltd.	247,400	2,574,486
Japan Post Holdings Co. Ltd.	359,600	3,808,329
Japan Post Insurance Co. Ltd.	34,400	708,211
Japan Real Estate Investment Corp.	222	770,008
Japan Tobacco Inc.	203,500	5,988,024
JFE Holdings Inc.	94,600	1,385,735
Kajima Corp.	71,000	1,371,970
Kansai Electric Power Co. Inc. (The)	121,000	2,071,011
Kao Corp.	79,500	3,481,279
Kawasaki Kisen Kaisha Ltd.	71,800	1,103,218
KDDI Corp.	255,600	7,691,005
Keisei Electric Railway Co. Ltd.	23,200	693,890
Security	Shares	Value
Japan (continued)
Keyence Corp.	33,500	$14,648,214
Kikkoman Corp.	117,700	1,472,891
Kintetsu Group Holdings Co. Ltd.	33,300	771,234
Kirin Holdings Co. Ltd.	130,400	1,843,539
Kobe Bussan Co. Ltd.	27,400	735,658
Koito Manufacturing Co. Ltd.	39,000	576,666
Komatsu Ltd.	158,800	4,514,299
Konami Group Corp.	17,200	1,294,121
Kubota Corp.	167,700	2,411,008
Kyocera Corp.	224,100	2,822,531
Kyowa Kirin Co. Ltd.	46,500	980,806
Lasertec Corp.	14,000	2,484,064
LY Corp.	434,500	1,087,082
M3 Inc.	79,000	737,643
Makita Corp.	42,300	1,394,311
Marubeni Corp.	243,500	4,582,612
MatsukiyoCocokara & Co.	60,000	978,474
Mazda Motor Corp.	97,200	838,390
McDonald's Holdings Co. Japan Ltd.	15,200	629,723
MEIJI Holdings Co. Ltd.	41,180	1,039,975
Minebea Mitsumi Inc.	65,600	1,577,963
Mitsubishi Chemical Group Corp.	223,900	1,322,408
Mitsubishi Corp.	570,800	11,788,192
Mitsubishi Electric Corp.	326,300	5,436,734
Mitsubishi Estate Co. Ltd.	192,100	3,274,138
Mitsubishi HC Capital Inc.	139,400	1,002,902
Mitsubishi Heavy Industries Ltd.	550,700	6,600,732
Mitsubishi UFJ Financial Group Inc.	1,891,200	21,844,023
Mitsui & Co. Ltd.	439,400	10,195,787
Mitsui Chemicals Inc.	30,900	893,381
Mitsui Fudosan Co. Ltd.	455,400	4,717,880
Mitsui OSK Lines Ltd.	60,300	1,915,318
Mizuho Financial Group Inc.	413,060	9,442,611
MonotaRO Co. Ltd.	45,600	644,615
MS&AD Insurance Group Holdings Inc.	217,600	5,129,819
Murata Manufacturing Co. Ltd.	293,600	6,532,005
NEC Corp.	43,500	3,765,127
Nexon Co. Ltd.	54,800	1,180,321
Nidec Corp.	72,200	3,176,126
Nintendo Co. Ltd.	177,600	9,813,890
Nippon Building Fund Inc.	263	1,014,983
Nippon Express Holdings Inc.	13,400	663,043
Nippon Paint Holdings Co. Ltd.	167,600	1,069,870
Nippon Prologis REIT Inc.	437	722,010
Nippon Sanso Holdings Corp.	30,700	1,003,329
Nippon Steel Corp.	148,286	3,219,644
Nippon Telegraph & Telephone Corp.	5,103,900	5,439,294
Nippon Yusen KK	79,700	2,568,243
Nissan Chemical Corp.	21,200	684,038
Nissan Motor Co. Ltd.	406,200	1,289,329
Nissin Foods Holdings Co. Ltd.	35,600	1,058,487
Nitori Holdings Co. Ltd.	14,300	1,748,825
Nitto Denko Corp.	24,000	2,084,003
Nomura Holdings Inc.	517,000	3,187,619
Nomura Real Estate Holdings Inc.	19,200	536,730
Nomura Real Estate Master Fund Inc.	697	683,791
Nomura Research Institute Ltd.	67,100	2,071,490
NTT Data Group Corp.	106,600	1,660,233
Obayashi Corp.	114,100	1,498,056
Obic Co. Ltd.	11,000	1,677,314
Olympus Corp.	196,800	3,397,572
Omron Corp.	28,100	1,042,337
33
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Ono Pharmaceutical Co. Ltd.	61,700	$910,218
Oracle Corp./Japan	6,500	530,590
Oriental Land Co. Ltd./Japan	184,600	5,285,006
ORIX Corp.	195,300	4,724,237
Osaka Gas Co. Ltd.	64,700	1,464,429
Otsuka Corp.	38,400	851,243
Otsuka Holdings Co. Ltd.	71,500	3,644,234
Pan Pacific International Holdings Corp.	66,200	1,727,106
Panasonic Holdings Corp.	394,300	3,229,782
Rakuten Group Inc.(a)	250,200	1,467,842
Recruit Holdings Co. Ltd.	252,900	14,502,118
Renesas Electronics Corp.	256,500	4,417,923
Resona Holdings Inc.	375,100	2,689,818
Ricoh Co. Ltd.	100,700	937,447
Rohm Co. Ltd.	62,200	848,049
SBI Holdings Inc.	44,600	1,159,316
SCREEN Holdings Co. Ltd.	14,300	1,211,778
SCSK Corp.	26,900	529,605
Secom Co. Ltd.	35,400	2,260,387
Seiko Epson Corp.	49,100	849,941
Sekisui Chemical Co. Ltd.	66,000	995,808
Sekisui House Ltd.	98,700	2,473,059
Seven & i Holdings Co. Ltd.	382,500	4,580,343
SG Holdings Co. Ltd.	56,700	576,562
Shimadzu Corp.	42,200	1,244,659
Shimano Inc.	13,400	2,377,214
Shin-Etsu Chemical Co. Ltd.	307,100	13,644,660
Shionogi & Co. Ltd.	43,100	1,895,929
Shiseido Co. Ltd.	70,300	2,196,976
Shizuoka Financial Group Inc., NVS	79,100	790,074
SMC Corp.	10,000	4,865,652
SoftBank Corp.	487,800	6,363,230
SoftBank Group Corp.	175,700	10,737,451
Sompo Holdings Inc.	151,800	3,461,331
Sony Group Corp.	212,500	18,873,951
Subaru Corp.	102,600	1,972,639
SUMCO Corp.	64,200	1,055,473
Sumitomo Corp.	176,100	4,375,652
Sumitomo Electric Industries Ltd.	123,100	1,862,142
Sumitomo Metal Mining Co. Ltd.	42,400	1,292,949
Sumitomo Mitsui Financial Group Inc.	213,100	15,388,573
Sumitomo Mitsui Trust Holdings Inc.	115,400	2,916,947
Sumitomo Realty & Development Co. Ltd.	47,700	1,576,615
Suntory Beverage & Food Ltd.	23,300	836,846
Suzuki Motor Corp.	265,400	3,050,025
Sysmex Corp.	89,600	1,466,865
T&D Holdings Inc.	84,300	1,580,266
Taisei Corp.	31,600	1,342,095
Takeda Pharmaceutical Co. Ltd.	264,713	7,431,623
TDK Corp.	67,100	4,681,050
Terumo Corp.	228,000	4,087,664
TIS Inc.	35,200	754,034
Toho Co. Ltd./Tokyo	19,500	700,288
Tokio Marine Holdings Inc.	320,300	12,566,364
Tokyo Electric Power Co. Holdings Inc.(a)	266,700	1,335,836
Tokyo Electron Ltd.	81,300	17,011,810
Tokyo Gas Co. Ltd.	63,800	1,397,834
Tokyu Corp.	88,400	1,071,000
Toppan Holdings Inc.	38,700	1,094,674
Toray Industries Inc.	230,400	1,197,862
TOTO Ltd.	23,800	655,337
Toyota Industries Corp.	25,900	2,177,415
Security	Shares	Value
Japan (continued)
Toyota Motor Corp.	1,809,400	$34,759,940
Toyota Tsusho Corp.	111,700	2,233,220
Trend Micro Inc./Japan	23,200	1,112,034
Unicharm Corp.	69,700	2,334,992
West Japan Railway Co.	76,400	1,504,089
Yakult Honsha Co. Ltd.	43,500	891,986
Yamaha Motor Co. Ltd.	147,600	1,374,448
Yamato Holdings Co. Ltd.	45,100	547,743
Yaskawa Electric Corp.	42,500	1,479,162
Yokogawa Electric Corp.	42,500	1,075,770
Zensho Holdings Co. Ltd.	17,200	700,105
ZOZO Inc.	23,500	687,961
		678,387,647
Kuwait — 0.2%
Boubyan Bank KSCP	314,605	609,349
Gulf Bank KSCP	310,844	316,286
Kuwait Finance House KSCP	1,753,598	4,229,027
Mabanee Co. KPSC	127,331	349,749
Mobile Telecommunications Co. KSCP	377,037	562,825
National Bank of Kuwait SAKP	1,305,849	3,871,935
		9,939,171
Malaysia — 0.4%
AMMB Holdings Bhd	162,000	159,179
Axiata Group Bhd	561,100	293,423
CELCOMDIGI Bhd	666,100	551,303
CIMB Group Holdings Bhd	1,030,300	1,665,921
Gamuda Bhd	304,700	521,070
Genting Bhd	386,400	398,170
Genting Malaysia Bhd	529,800	300,191
Hong Leong Bank Bhd	138,300	580,679
IHH Healthcare Bhd	460,400	631,303
Inari Amertron Bhd	551,900	455,028
IOI Corp. Bhd	576,800	479,901
Kuala Lumpur Kepong Bhd	81,700	375,127
Malayan Banking Bhd	909,600	2,023,313
Malaysia Airports Holdings Bhd	204,200	455,324
Maxis Bhd	554,900	426,335
MISC Bhd	168,200	321,793
MR DIY Group M Bhd(c)	574,000	262,459
Petronas Chemicals Group Bhd	445,300	562,326
Petronas Dagangan Bhd	61,800	238,618
Petronas Gas Bhd	167,800	665,132
PPB Group Bhd	179,200	578,731
Press Metal Aluminium Holdings Bhd	718,200	838,552
Public Bank Bhd	2,536,300	2,325,181
RHB Bank Bhd	357,995	444,994
Sime Darby Bhd	511,200	289,539
Sime Darby Plantation Bhd	398,500	388,035
Telekom Malaysia Bhd	131,500	199,704
Tenaga Nasional Bhd	381,800	1,170,039
YTL Corp. Bhd	591,500	439,933
YTL Power International Bhd	498,700	507,072
		18,548,375
Mexico — 0.6%
Alfa SAB de CV, Class A	398,100	228,847
America Movil SAB de CV	3,101,274	2,590,082
Arca Continental SAB de CV	79,000	777,407
Banco del Bajio SA(c)	126,200	376,074
Cemex SAB de CV, NVS	2,581,508	1,668,260
Coca-Cola Femsa SAB de CV	87,400	793,078
Fibra Uno Administracion SA de CV	526,200	668,800
Schedule of Investments
34

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
Fomento Economico Mexicano SAB de CV	328,900	$3,632,005
Gruma SAB de CV, Class B	28,215	527,500
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	51,342	440,751
Grupo Aeroportuario del Pacifico SAB de CV, Class B	65,050	1,037,846
Grupo Aeroportuario del Sureste SAB de CV, Class B	31,090	937,489
Grupo Bimbo SAB de CV, Series A	234,600	820,615
Grupo Carso SAB de CV, Series A1	99,800	641,728
Grupo Financiero Banorte SAB de CV, Class O	442,200	3,313,593
Grupo Financiero Inbursa SAB de CV, Class O(a)	335,300	816,519
Grupo Mexico SAB de CV, Series B	539,729	3,041,788
Industrias Penoles SAB de CV(a)	33,955	496,048
Kimberly-Clark de Mexico SAB de CV, Class A	329,400	585,922
Operadora De Sites Mexicanos SAB de CV	281,800	244,425
Orbia Advance Corp. SAB de CV	185,900	238,574
Prologis Property Mexico SA de CV	126,661	422,861
Promotora y Operadora de Infraestructura SAB de CV	31,720	297,910
Wal-Mart de Mexico SAB de CV	871,200	2,897,298
		27,495,420
Netherlands — 3.2%
ABN AMRO Bank NV, CVA(c)	73,786	1,288,071
Adyen NV(a)(c)	3,731	4,563,902
Aegon Ltd.	248,415	1,607,556
AerCap Holdings NV	35,429	3,328,555
Akzo Nobel NV	29,997	1,854,781
ASM International NV	8,111	5,580,538
ASML Holding NV	68,538	63,820,619
ASR Nederland NV	27,106	1,361,866
BE Semiconductor Industries NV	13,528	1,742,739
Coca-Cola Europacific Partners PLC	34,744	2,563,065
DSM-Firmenich AG	31,274	3,992,717
EXOR NV, NVS	16,637	1,705,499
Heineken Holding NV	22,981	1,693,481
Heineken NV	49,471	4,390,094
IMCD NV	9,768	1,404,574
ING Groep NV	566,188	10,276,847
InPost SA(a)	34,499	597,714
JDE Peet's NV	19,671	432,579
Koninklijke Ahold Delhaize NV	159,617	5,142,092
Koninklijke KPN NV	648,623	2,555,694
Koninklijke Philips NV(a)	137,610	3,865,421
NN Group NV	46,478	2,332,459
OCI NV	18,463	444,965
Prosus NV	242,650	8,464,428
Randstad NV	17,421	848,489
Universal Music Group NV	140,968	3,358,488
Wolters Kluwer NV	42,853	7,173,990
		146,391,223
New Zealand — 0.1%
Auckland International Airport Ltd.	209,257	931,554
Fisher & Paykel Healthcare Corp. Ltd.	97,644	1,885,001
Mercury NZ Ltd.	108,642	444,849
Meridian Energy Ltd.	251,905	974,488
Spark New Zealand Ltd.	359,917	924,980
		5,160,872
Norway — 0.4%
Aker BP ASA	51,410	1,244,852
DNB Bank ASA	148,796	3,074,131
Security	Shares	Value
Norway (continued)
Equinor ASA	153,869	$4,074,481
Gjensidige Forsikring ASA	34,732	587,588
Kongsberg Gruppen ASA	15,435	1,552,061
Mowi ASA	80,243	1,354,382
Norsk Hydro ASA	228,177	1,265,665
Orkla ASA	114,996	970,508
Salmar ASA	12,641	727,298
Telenor ASA	112,847	1,344,574
Yara International ASA	28,228	804,112
		16,999,652
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	30,531	473,231
Credicorp Ltd.	11,688	1,994,440
Southern Copper Corp.	14,309	1,525,482
		3,993,153
Philippines — 0.2%
Ayala Corp.	34,730	349,344
Ayala Land Inc.	1,259,620	637,734
Bank of the Philippine Islands	293,953	610,813
BDO Unibank Inc.	406,814	956,946
International Container Terminal Services Inc.	203,640	1,241,888
JG Summit Holdings Inc.	678,230	322,991
Jollibee Foods Corp.	105,050	414,566
Manila Electric Co.	13,030	87,052
Metropolitan Bank & Trust Co.	492,208	579,187
PLDT Inc.	15,770	409,479
SM Investments Corp.	34,795	542,296
SM Prime Holdings Inc.	1,848,200	913,186
Universal Robina Corp.	111,110	226,501
		7,291,983
Poland — 0.3%
Allegro.eu SA (a)(c)	99,892	917,610
Bank Polska Kasa Opieki SA	30,105	1,219,587
Budimex SA	2,103	338,438
CD Projekt SA	11,722	470,538
Dino Polska SA(a)(c)	8,448	750,232
KGHM Polska Miedz SA	25,446	874,759
LPP SA	192	736,117
mBank SA(a)	2,371	372,734
ORLEN SA	97,216	1,585,209
PGE Polska Grupa Energetyczna SA(a)	166,457	306,477
Powszechna Kasa Oszczednosci Bank Polski SA	150,444	2,235,812
Powszechny Zaklad Ubezpieczen SA	101,171	1,238,952
Santander Bank Polska SA	6,539	861,699
		11,908,164
Portugal — 0.1%
Banco Espirito Santo SA, Registered,NVS(d)(e)	4	—
EDP Renovaveis SA	58,959	916,579
EDP SA	544,704	2,244,979
Galp Energia SGPS SA	83,321	1,751,941
Jeronimo Martins SGPS SA	47,492	830,081
		5,743,580
Qatar — 0.2%
Barwa Real Estate Co.	298,500	227,391
Commercial Bank PSQC (The)	551,351	631,692
Dukhan Bank	216,422	222,125
Industries Qatar QSC	266,031	955,670
Masraf Al Rayan QSC	957,559	611,488
Mesaieed Petrochemical Holding Co.	799,696	366,617
Ooredoo QPSC	204,255	585,186
Qatar Electricity & Water Co. QSC	116,982	493,269
35
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Qatar (continued)
Qatar Fuel QSC	91,366	$369,221
Qatar Gas Transport Co. Ltd.	461,930	570,665
Qatar International Islamic Bank QSC	137,957	394,487
Qatar Islamic Bank QPSC	287,901	1,553,836
Qatar National Bank QPSC	770,014	3,223,812
		10,205,459
Russia — 0.0%
Alrosa PJSC(a)(d)	504,040	59
Gazprom PJSC(a)(d)	2,086,234	245
GMK Norilskiy Nickel PAO(a)(d)	1,140,000	1
Inter RAO UES PJSC(a)(d)	5,597,000	659
LUKOIL PJSC(a)(d)	71,534	8
Mobile TeleSystems PJSC(a)(d)	193,438	23
Moscow Exchange MICEX-RTS PJSC(a)(d)	287,200	34
Novatek PJSC(a)(d)	162,260	19
Novolipetsk Steel PJSC(a)(d)	223,890	26
Ozon Holdings PLC, ADR(a)(d)	8,288	1
PhosAgro PJSC(a)(d)	9,664	1
PhosAgro PJSC, GDR(a)(d)(e)	1	—
PhosAgro PJSC, New(a)(d)	187	2
Polyus PJSC(a)(d)	5,198	1
Rosneft Oil Co. PJSC(a)(d)	165,180	19
Sberbank of Russia PJSC(a)(d)	1,882,550	222
Severstal PAO(a)(d)	30,098	4
Surgutneftegas PJSC(a)(d)	1,575,550	185
Tatneft PJSC(a)(d)	206,881	24
TCS Group Holding PLC, GDR(a)(d)(e)	20,990	3
United Co. RUSAL International PJSC(a)(d)	563,790	66
VK Co. Ltd.(a)(d)	21,979	3
VTB Bank PJSC(a)(d)	98,760	—
X5 Retail Group NV, GDR(a)(d)	16,185	2
Yandex NV(a)(d)	54,504	6
		1,613
Saudi Arabia — 1.1%
ACWA Power Co.	25,309	2,664,531
Ades Holding Co.(a)	56,220	305,682
Advanced Petrochemical Co.(a)	30,172	321,672
Al Rajhi Bank	336,863	7,680,739
Alinma Bank	209,534	1,809,757
Almarai Co. JSC	34,320	552,750
Arab National Bank	139,503	797,920
Arabian Internet & Communications Services Co.	3,379	264,876
Bank AlBilad	118,059	1,157,133
Bank Al-Jazira(a)	104,204	477,646
Banque Saudi Fransi	106,654	1,051,774
Bupa Arabia for Cooperative Insurance Co.	14,855	912,229
Co. for Cooperative Insurance (The)	11,647	446,906
Dallah Healthcare Co.	7,637	337,079
Dar Al Arkan Real Estate Development Co.(a)	111,415	402,079
Dr Sulaiman Al Habib Medical Services Group Co.	14,677	1,126,623
Elm Co.	4,093	998,180
Etihad Etisalat Co.	64,320	893,428
Jarir Marketing Co.	132,577	458,957
Mobile Telecommunications Co. Saudi Arabia	78,884	228,889
Mouwasat Medical Services Co.	15,622	502,661
Nahdi Medical Co.	4,625	163,755
Power & Water Utility Co. for Jubail & Yanbu	10,998	180,523
Riyad Bank	249,275	1,823,543
SABIC Agri-Nutrients Co.	37,313	1,170,824
Sahara International Petrochemical Co.	59,427	452,218
SAL Saudi Logistics Services	3,907	327,408
Security	Shares	Value
Saudi Arabia (continued)
Saudi Arabian Mining Co.(a)	227,539	$2,612,660
Saudi Arabian Oil Co.(c)	619,451	4,557,192
Saudi Aramco Base Oil Co.	8,355	289,719
Saudi Awwal Bank	165,669	1,733,446
Saudi Basic Industries Corp.	157,271	3,303,114
Saudi Electricity Co.	177,530	808,884
Saudi Industrial Investment Group	49,108	267,369
Saudi Investment Bank (The)	96,363	328,241
Saudi Kayan Petrochemical Co.(a)	145,384	316,126
Saudi National Bank (The)	500,708	5,059,334
Saudi Research & Media Group(a)	5,783	402,374
Saudi Tadawul Group Holding Co.	8,179	504,716
Saudi Telecom Co.	335,423	3,445,439
Savola Group (The)(a)	44,026	535,540
Yanbu National Petrochemical Co.	38,998	420,445
		52,094,381
Singapore — 0.9%
CapitaLand Ascendas REIT	669,077	1,365,960
CapitaLand Integrated Commercial Trust	887,221	1,385,871
CapitaLand Investment Ltd./Singapore	430,800	873,461
DBS Group Holdings Ltd.	338,290	9,270,300
Genting Singapore Ltd.	1,044,800	663,921
Grab Holdings Ltd., Class A(a)	373,916	1,233,923
Keppel Ltd.	254,400	1,266,115
Oversea-Chinese Banking Corp. Ltd.	572,375	6,370,903
Sea Ltd., ADR(a)	62,653	4,116,302
Sembcorp Industries Ltd.	151,000	539,911
Singapore Airlines Ltd.(b)	237,350	1,240,370
Singapore Exchange Ltd.	122,700	904,655
Singapore Technologies Engineering Ltd.	292,200	967,409
Singapore Telecommunications Ltd.	1,406,500	3,258,392
United Overseas Bank Ltd.	214,000	5,189,218
Wilmar International Ltd.	320,800	764,958
		39,411,669
South Africa — 0.9%
Absa Group Ltd.	143,424	1,258,430
Anglo American Platinum Ltd.	10,819	419,944
Anglogold Ashanti PLC, NVS	71,975	2,072,558
Aspen Pharmacare Holdings Ltd.	69,725	964,224
Bid Corp. Ltd.	61,762	1,537,259
Bidvest Group Ltd. (The)	58,158	874,066
Capitec Bank Holdings Ltd.	15,957	2,488,589
Clicks Group Ltd.	48,001	933,005
Discovery Ltd.	86,666	679,528
Exxaro Resources Ltd.	49,463	529,952
FirstRand Ltd.	847,407	3,807,749
Gold Fields Ltd.	151,792	2,642,642
Harmony Gold Mining Co. Ltd.	99,955	980,119
Impala Platinum Holdings Ltd.	157,206	807,600
Kumba Iron Ore Ltd.	10,822	236,073
MTN Group Ltd.	288,359	1,251,231
Naspers Ltd., Class N	30,737	5,944,388
Nedbank Group Ltd.	67,187	1,028,946
NEPI Rockcastle NV	87,634	662,674
Northam Platinum Holdings Ltd.	61,093	478,546
Old Mutual Ltd.	831,317	562,351
OUTsurance Group Ltd., NVS	123,339	327,098
Pepkor Holdings Ltd.(c)	352,090	395,136
Reinet Investments SCA	22,460	604,771
Remgro Ltd.	86,921	668,116
Sanlam Ltd.	265,799	1,190,167
Schedule of Investments
36

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Sasol Ltd.	95,800	$776,818
Shoprite Holdings Ltd.	82,164	1,376,880
Sibanye Stillwater Ltd.	514,853	587,905
Standard Bank Group Ltd.	227,278	2,770,088
Vodacom Group Ltd.	94,484	530,304
Woolworths Holdings Ltd./South Africa	187,689	620,391
		40,007,548
South Korea — 3.3%
Alteogen Inc.(a)	7,028	1,620,526
Amorepacific Corp.	5,055	671,877
Celltrion Inc.	26,204	3,922,648
Celltrion Pharm Inc.(a)	4,110	302,001
CJ CheilJedang Corp.	1,679	474,081
CosmoAM&T Co. Ltd.(a)	4,283	407,752
Coway Co. Ltd.	9,795	448,120
DB Insurance Co. Ltd.	8,216	663,829
Doosan Bobcat Inc.	10,105	305,820
Doosan Enerbility Co. Ltd.(a)	74,390	1,024,552
Ecopro BM Co. Ltd.(a)(b)	8,350	1,108,626
Ecopro Co. Ltd.(a)	16,996	1,155,414
Ecopro Materials Co. Ltd.(a)	2,174	129,986
GS Holdings Corp.	8,060	288,542
Hana Financial Group Inc.	49,555	2,347,818
Hanjin Kal Corp.	5,042	255,183
Hankook Tire & Technology Co. Ltd.	13,242	432,427
Hanmi Pharm Co. Ltd.	1,490	314,876
Hanmi Semiconductor Co. Ltd.	7,492	721,672
Hanwha Aerospace Co. Ltd.	6,491	1,361,977
Hanwha Ocean Co. Ltd.(a)	15,950	357,089
Hanwha Solutions Corp.	21,072	382,926
HD Hyundai Co. Ltd.	7,277	445,945
HD Hyundai Electric Co. Ltd.	3,823	865,113
HD Hyundai Heavy Industries Co. Ltd.(a)	3,529	545,359
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	7,204	1,092,815
HLB Inc.(a)	19,969	1,186,063
HMM Co. Ltd.	40,563	539,512
HYBE Co. Ltd.	3,510	451,507
Hyundai Engineering & Construction Co. Ltd.	13,963	341,157
Hyundai Glovis Co. Ltd.	6,880	612,374
Hyundai Mobis Co. Ltd.	10,563	1,708,990
Hyundai Motor Co.	22,700	4,137,073
Hyundai Steel Co.	16,351	330,851
Industrial Bank of Korea	49,877	508,936
Kakao Corp.	51,912	1,491,798
KakaoBank Corp.	28,434	446,606
KB Financial Group Inc.	65,144	4,211,304
Kia Corp.	44,482	3,650,043
Korea Aerospace Industries Ltd.	13,294	552,519
Korea Electric Power Corp.(a)	41,627	600,743
Korea Investment Holdings Co. Ltd.	7,140	383,606
Korea Zinc Co. Ltd.	1,500	531,820
Korean Air Lines Co. Ltd.	26,585	413,171
Krafton Inc.(a)	5,064	1,091,892
KT Corp.	5,053	147,150
KT&G Corp.	16,600	1,131,653
Kum Yang Co. Ltd.(a)	6,708	332,796
Kumho Petrochemical Co. Ltd.	2,949	299,123
L&F Co. Ltd.(a)	4,515	377,626
LG Chem Ltd.	8,591	1,931,980
LG Corp.	15,920	1,015,253
LG Display Co. Ltd.(a)	54,745	449,394
Security	Shares	Value
South Korea (continued)
LG Electronics Inc.	18,274	$1,391,577
LG Energy Solution Ltd.(a)	8,410	2,001,999
LG H&H Co. Ltd.	1,626	418,294
LG Innotek Co. Ltd.	2,973	558,374
LG Uplus Corp.	39,381	288,035
Lotte Chemical Corp.	3,332	246,924
Meritz Financial Group Inc.	17,499	1,078,565
Mirae Asset Securities Co. Ltd.	48,724	276,663
NAVER Corp.	21,737	2,772,389
NCSoft Corp.	2,511	322,206
Netmarble Corp.(a)(c)	4,353	202,355
NH Investment & Securities Co. Ltd.	27,473	279,072
Orion Corp./Republic of Korea	4,954	317,460
Posco DX Co. Ltd.	8,565	181,585
POSCO Future M Co. Ltd.	5,445	849,652
POSCO Holdings Inc.	12,269	3,172,768
Posco International Corp.(b)	9,347	363,731
Samsung Biologics Co. Ltd.(a)(c)	2,936	2,014,360
Samsung C&T Corp.	14,272	1,625,608
Samsung E&A Co. Ltd.(a)	28,377	592,733
Samsung Electro-Mechanics Co. Ltd.	9,291	1,086,141
Samsung Electronics Co. Ltd.	815,396	50,279,127
Samsung Fire & Marine Insurance Co. Ltd.	5,205	1,415,391
Samsung Heavy Industries Co. Ltd.(a)	108,978	934,292
Samsung Life Insurance Co. Ltd.	13,588	958,981
Samsung SDI Co. Ltd.	9,415	2,213,742
Samsung SDS Co. Ltd.	7,147	773,383
Shinhan Financial Group Co. Ltd.	72,578	3,192,047
SK Biopharmaceuticals Co. Ltd.(a)	6,072	381,405
SK Bioscience Co. Ltd.(a)	4,238	172,012
SK Hynix Inc.	93,384	13,393,459
SK IE Technology Co. Ltd.(a)(c)	5,931	162,586
SK Inc.	6,201	680,120
SK Innovation Co. Ltd.(a)	9,940	757,985
SK Square Co. Ltd.(a)	16,381	1,039,034
SK Telecom Co. Ltd.	9,166	362,689
SKC Co. Ltd.(a)	3,454	344,384
S-Oil Corp.	8,054	397,318
Woori Financial Group Inc.	95,539	1,099,674
Yuhan Corp.	10,176	701,125
		149,821,159
Spain — 1.7%
Acciona SA	4,208	545,540
ACS Actividades de Construccion y Servicios SA	37,265	1,664,876
Aena SME SA(c)	12,406	2,357,123
Amadeus IT Group SA	77,010	5,071,942
Banco Bilbao Vizcaya Argentaria SA	1,009,471	10,580,479
Banco de Sabadell SA	939,901	1,983,421
Banco Santander SA	2,702,497	13,037,244
CaixaBank SA	665,110	3,879,080
Cellnex Telecom SA(c)	83,973	2,928,702
Endesa SA	49,346	957,520
Ferrovial SE	90,581	3,602,022
Grifols SA(a)	48,765	492,553
Iberdrola SA	1,010,895	13,352,097
Industria de Diseno Textil SA	186,465	9,060,122
Redeia Corp. SA	64,486	1,144,941
Repsol SA	209,547	2,988,752
Telefonica SA	802,975	3,636,865
		77,283,279
37
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden — 2.0%
Alfa Laval AB	49,217	$2,176,181
Assa Abloy AB, Class B	173,576	5,286,135
Atlas Copco AB, Class A	464,149	8,260,765
Atlas Copco AB, Class B	261,524	4,091,781
Beijer Ref AB, Class B	65,443	1,039,211
Boliden AB	45,238	1,383,495
Epiroc AB	111,119	2,074,077
Epiroc AB, Class B	66,025	1,110,172
EQT AB	64,506	2,088,697
Essity AB, Class B	105,055	2,953,760
Evolution AB(c)	31,254	3,027,551
Fastighets AB Balder, Class B(a)	116,937	862,333
Getinge AB, Class B	38,501	751,842
H & M Hennes & Mauritz AB, Class B	112,068	1,743,492
Hexagon AB, Class B	358,862	3,654,810
Holmen AB, Class B	12,714	499,813
Husqvarna AB, Class B	59,919	404,642
Industrivarden AB, Class A	22,280	764,297
Industrivarden AB, Class C	25,228	855,157
Indutrade AB	48,104	1,414,501
Investment AB Latour, Class B	27,707	813,656
Investor AB, Class B	297,305	8,440,524
L E Lundbergforetagen AB, Class B	12,315	622,567
Lifco AB, Class B	40,201	1,192,623
Nibe Industrier AB, Class B	265,501	1,166,676
Saab AB	57,223	1,321,337
Sagax AB, Class B	36,153	893,138
Sandvik AB	179,856	3,681,980
Securitas AB, Class B	77,962	838,684
Skandinaviska Enskilda Banken AB, Class A	272,084	4,184,512
Skanska AB, Class B	56,065	1,096,170
SKF AB, Class B	56,831	1,056,537
Svenska Cellulosa AB SCA, Class B	103,570	1,407,897
Svenska Handelsbanken AB, Class A	250,811	2,531,652
Swedbank AB, Class A	146,240	3,109,639
Swedish Orphan Biovitrum AB(a)	34,401	898,797
Tele2 AB, Class B	90,144	928,092
Telefonaktiebolaget LM Ericsson, Class B	477,000	3,279,784
Telia Co. AB	389,817	1,132,953
Trelleborg AB, Class B	37,121	1,379,512
Volvo AB, Class A	33,357	867,165
Volvo AB, Class B	270,221	6,896,243
Volvo Car AB(a)	122,276	346,938
		92,529,788
Switzerland — 6.3%
ABB Ltd., Registered	272,593	15,130,713
Adecco Group AG, Registered	29,041	988,507
Alcon Inc.	84,918	8,040,421
Avolta AG, Registered	16,232	612,456
Bachem Holding AG	5,499	493,490
Baloise Holding AG, Registered	8,343	1,493,074
Banque Cantonale Vaudoise, Registered	5,860	622,024
Barry Callebaut AG, Registered	658	1,058,730
BKW AG	3,669	663,691
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	175	2,193,380
Chocoladefabriken Lindt & Spruengli AG, Registered	19	2,352,739
Cie. Financiere Richemont SA, Class A, Registered	91,835	14,007,713
Clariant AG, Registered	37,017	549,094
EMS-Chemie Holding AG, Registered	1,311	1,096,305
Geberit AG, Registered	5,820	3,705,397
Security	Shares	Value
Switzerland (continued)
Givaudan SA, Registered	1,600	$7,849,687
Helvetia Holding AG, Registered	6,254	932,966
Holcim AG	88,237	8,245,783
Julius Baer Group Ltd.	34,503	1,888,267
Kuehne + Nagel International AG, Registered	8,230	2,551,223
Logitech International SA, Registered	26,893	2,422,417
Lonza Group AG, Registered	12,706	8,461,042
Nestle SA, Registered	455,225	46,110,920
Novartis AG, Registered	336,173	37,526,261
Partners Group Holding AG	3,876	5,217,262
Roche Holding AG, Bearer	5,236	1,841,563
Roche Holding AG, NVS	120,162	38,903,575
Sandoz Group AG	71,014	3,080,108
Schindler Holding AG, Participation Certificates, NVS	7,295	1,952,536
Schindler Holding AG, Registered	3,509	921,251
SGS SA	25,799	2,820,689
SIG Group AG	49,943	1,048,807
Sika AG, Registered	26,107	7,926,506
Sonova Holding AG, Registered	8,647	2,650,616
Straumann Holding AG	19,059	2,457,691
Swatch Group AG (The), Bearer	5,245	1,080,233
Swatch Group AG (The), Registered	8,227	333,585
Swiss Life Holding AG, Registered	5,139	3,935,004
Swiss Prime Site AG, Registered	13,324	1,335,335
Swiss Re AG	52,073	6,419,733
Swisscom AG, Registered	4,443	2,719,303
Temenos AG, Registered	10,527	730,979
UBS Group AG, Registered	561,984	17,028,493
VAT Group AG(c)	4,645	2,327,776
Zurich Insurance Group AG	24,983	13,734,907
		287,462,252
Taiwan — 5.3%
Accton Technology Corp.	89,000	1,395,100
Acer Inc.	562,792	759,638
Advantech Co. Ltd.	83,360	886,664
Airtac International Group	24,928	638,996
Alchip Technologies Ltd.	14,000	1,140,288
ASE Technology Holding Co. Ltd.	549,762	2,565,799
Asia Cement Corp.	362,440	457,890
Asia Vital Components Co. Ltd.	58,000	1,154,899
Asustek Computer Inc.	127,000	1,781,006
AUO Corp.	1,144,800	625,062
Catcher Technology Co. Ltd.	120,000	781,653
Cathay Financial Holding Co. Ltd.	1,589,019	3,042,688
Chailease Holding Co. Ltd.	256,186	1,195,147
Chang Hwa Commercial Bank Ltd.	821,063	469,593
Cheng Shin Rubber Industry Co. Ltd.	371,000	546,651
China Airlines Ltd.	541,000	380,568
China Development Financial Holding Corp.	2,695,358	1,330,269
China Steel Corp.	1,948,288	1,378,944
Chunghwa Telecom Co. Ltd.	623,000	2,308,516
Compal Electronics Inc.	698,000	676,304
CTBC Financial Holding Co. Ltd.	2,963,036	3,216,131
Delta Electronics Inc.	335,000	4,302,682
E Ink Holdings Inc.	148,000	1,221,168
E.Sun Financial Holding Co. Ltd.	2,314,162	1,874,898
Eclat Textile Co. Ltd.	35,000	568,449
eMemory Technology Inc.	11,000	781,388
Eva Airways Corp.	464,000	489,019
Evergreen Marine Corp. Taiwan Ltd.	178,200	925,559
Far Eastern New Century Corp.	521,000	541,985
Schedule of Investments
38

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Far EasTone Telecommunications Co. Ltd.	283,000	$745,509
Feng TAY Enterprise Co. Ltd.	92,512	396,245
First Financial Holding Co. Ltd.	1,822,700	1,632,506
Formosa Chemicals & Fibre Corp.	597,340	909,487
Formosa Petrochemical Corp.	179,000	351,211
Formosa Plastics Corp.	653,960	1,154,777
Fubon Financial Holding Co. Ltd.	1,308,895	3,544,439
Gigabyte Technology Co. Ltd.	90,000	727,854
Global Unichip Corp.	17,000	611,916
Globalwafers Co. Ltd.	41,000	623,680
Hon Hai Precision Industry Co. Ltd.	2,125,377	13,039,009
Hotai Motor Co. Ltd.	55,080	1,092,341
Hua Nan Financial Holdings Co. Ltd.	1,512,529	1,280,937
Innolux Corp.	1,452,150	682,974
Inventec Corp.	437,000	646,219
Largan Precision Co. Ltd.	19,000	1,648,444
Lite-On Technology Corp.	354,000	1,082,642
MediaTek Inc.	262,000	9,978,301
Mega Financial Holding Co. Ltd.	1,898,968	2,504,009
Micro-Star International Co. Ltd.	136,000	709,577
Nan Ya Plastics Corp.	846,840	1,295,807
Nanya Technology Corp.(a)	231,000	406,650
Nien Made Enterprise Co. Ltd.	42,000	510,090
Novatek Microelectronics Corp.	109,000	1,757,904
Pegatron Corp.	348,000	1,075,015
PharmaEssentia Corp.(a)	43,000	863,307
Pou Chen Corp.	391,000	431,596
President Chain Store Corp.	85,000	719,970
Quanta Computer Inc.	470,000	4,004,282
Realtek Semiconductor Corp.	91,000	1,435,521
Ruentex Development Co. Ltd.	236,700	371,587
Shanghai Commercial & Savings Bank Ltd. (The)	664,784	846,920
Shin Kong Financial Holding Co. Ltd.(a)	2,325,725	772,473
Silergy Corp.	59,000	815,704
SinoPac Financial Holdings Co. Ltd.	1,773,690	1,443,797
Synnex Technology International Corp.	221,750	481,713
Taishin Financial Holding Co. Ltd.	1,929,840	1,196,046
Taiwan Business Bank	1,400,648	802,540
Taiwan Cement Corp.	1,142,553	1,208,855
Taiwan Cooperative Financial Holding Co. Ltd.	1,850,906	1,517,714
Taiwan High Speed Rail Corp.	378,000	343,253
Taiwan Mobile Co. Ltd.	250,000	804,251
Taiwan Semiconductor Manufacturing Co. Ltd.	4,212,000	122,869,470
Unimicron Technology Corp.	246,000	1,370,814
Uni-President Enterprises Corp.	812,972	2,089,261
United Microelectronics Corp.	1,905,000	3,034,841
Vanguard International Semiconductor Corp.	169,000	602,396
Voltronic Power Technology Corp.	13,000	739,897
Walsin Lihwa Corp.	468,754	494,617
Wan Hai Lines Ltd.	123,435	294,444
Winbond Electronics Corp.	601,562	428,868
Wistron Corp.	444,000	1,335,927
Wiwynn Corp.	17,000	1,077,528
WPG Holdings Ltd.	283,000	745,746
Yageo Corp.	60,898	1,485,042
Yang Ming Marine Transport Corp.	306,000	592,984
Yuanta Financial Holding Co. Ltd.	1,677,721	1,683,222
Zhen Ding Technology Holding Ltd.	133,000	560,919
		243,310,002
Thailand — 0.4%
Advanced Info Service PCL, NVDR	229,800	1,510,346
Airports of Thailand PCL, NVDR	810,400	1,285,960
Security	Shares	Value
Thailand (continued)
Asset World Corp. PCL, NVDR	1,806,300	$184,794
Bangkok Dusit Medical Services PCL, NVDR	1,872,900	1,380,660
Bangkok Expressway & Metro PCL, NVDR	1,503,700	329,505
Bumrungrad Hospital PCL, NVDR	84,500	583,426
Central Pattana PCL, NVDR	409,900	636,360
Charoen Pokphand Foods PCL, NVDR(a)	809,900	545,770
CP ALL PCL, NVDR	1,038,500	1,699,150
CP Axtra PCL, NVDR	414,100	354,849
Delta Electronics Thailand PCL, NVDR	561,600	1,617,294
Global Power Synergy PCL, NVDR	172,200	192,795
Gulf Energy Development PCL, NVDR	399,700	536,568
Indorama Ventures PCL, NVDR	476,988	258,889
Intouch Holdings PCL, NVDR	282,000	651,597
Kasikornbank PCL, NVDR	109,900	405,957
Krungthai Card PCL, NVDR(b)	214,700	235,274
Minor International PCL, NVDR	696,720	567,724
PTT Exploration & Production PCL, NVDR	262,199	1,078,073
PTT Global Chemical PCL, NVDR	422,301	323,488
PTT Oil & Retail Business PCL, NVDR	279,368	123,993
PTT PCL, NVDR	1,767,700	1,586,562
SCB X PCL, NVDR	161,300	466,266
Siam Cement PCL (The), NVDR	138,400	859,084
Thai Oil PCL, NVDR(b)	202,500	286,747
True Corp. PCL, NVDR(a)	2,109,796	549,417
		18,250,548
Turkey — 0.2%
Akbank TAS	528,366	987,563
Aselsan Elektronik Sanayi Ve Ticaret A/S	243,820	460,470
BIM Birlesik Magazalar A/S	76,111	1,437,520
Coca-Cola Icecek A/S	13,381	341,821
Eregli Demir ve Celik Fabrikalari TAS	218,192	369,278
Ford Otomotiv Sanayi AS	13,101	393,215
Haci Omer Sabanci Holding AS	171,310	513,913
KOC Holding AS	120,443	782,278
Pegasus Hava Tasimaciligi AS(a)	46,148	312,133
Sasa Polyester Sanayi AS(a)	241,016	338,406
Tofas Turk Otomobil Fabrikasi AS	22,605	191,118
Turk Hava Yollari AO(a)	96,317	841,231
Turkcell Iletisim Hizmetleri AS	209,048	666,575
Turkiye Is Bankasi AS, Class C	1,553,851	703,785
Turkiye Petrol Rafinerileri AS	165,946	818,262
Turkiye Sise ve Cam Fabrikalari AS	270,588	384,340
Yapi ve Kredi Bankasi A/S	592,536	540,332
		10,082,240
United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC	538,297	1,304,241
Abu Dhabi Islamic Bank PJSC	293,572	979,919
Abu Dhabi National Oil Co. for Distribution PJSC	565,871	549,786
Aldar Properties PJSC	696,307	1,400,974
Americana Restaurants International PLC	463,955	390,605
Dubai Islamic Bank PJSC	488,314	777,750
Emaar Properties PJSC	1,114,380	2,618,359
Emirates NBD Bank PJSC	337,842	1,756,839
Emirates Telecommunications Group Co. PJSC	582,266	2,596,691
First Abu Dhabi Bank PJSC	763,183	2,709,513
Multiply Group PJSC(a)	647,470	405,446
		15,490,123
United Kingdom — 9.6%
3i Group PLC	167,322	6,731,483
Admiral Group PLC	43,112	1,527,872
Anglo American PLC	216,992	6,578,399
39
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Antofagasta PLC	66,585	$1,733,819
Ashtead Group PLC	75,122	5,421,360
Associated British Foods PLC	57,322	1,830,020
AstraZeneca PLC	264,681	42,050,075
Auto Trader Group PLC(c)	156,269	1,636,896
Aviva PLC	486,096	3,131,371
BAE Systems PLC	517,451	8,630,102
Barclays PLC	2,572,060	7,691,246
Barratt Developments PLC	176,950	1,197,401
Berkeley Group Holdings PLC	18,936	1,236,187
BP PLC	2,910,751	17,205,771
British American Tobacco PLC	344,903	12,237,514
BT Group PLC	1,113,672	2,019,646
Bunzl PLC	58,002	2,430,246
Burberry Group PLC	65,023	650,738
Centrica PLC	907,680	1,547,571
Coca-Cola HBC AG, Class DI	37,017	1,350,747
Compass Group PLC	291,477	8,976,036
Croda International PLC	24,763	1,287,531
DCC PLC	17,157	1,182,031
Diageo PLC	379,877	11,819,861
Endeavour Mining PLC	23,909	534,068
Entain PLC	105,042	771,913
Experian PLC	156,851	7,400,232
Flutter Entertainment PLC(a)	30,378	6,008,943
Glencore PLC	1,767,778	9,809,113
GSK PLC	705,474	13,699,446
Haleon PLC	1,159,221	5,199,572
Halma PLC	63,446	2,171,666
Hargreaves Lansdown PLC	58,139	825,927
Hikma Pharmaceuticals PLC	27,681	676,796
HSBC Holdings PLC	3,221,607	29,297,628
Imperial Brands PLC	142,025	3,914,470
Informa PLC	244,047	2,727,268
InterContinental Hotels Group PLC	28,513	2,872,560
Intertek Group PLC	27,058	1,757,091
J Sainsbury PLC	276,817	981,648
JD Sports Fashion PLC	429,571	726,767
Kingfisher PLC	330,647	1,175,493
Land Securities Group PLC	126,189	1,031,899
Legal & General Group PLC	997,126	2,974,054
Lloyds Banking Group PLC	10,812,455	8,260,173
London Stock Exchange Group PLC	77,948	9,488,272
M&G PLC	403,018	1,100,499
Melrose Industries PLC	230,143	1,742,714
Mondi PLC, NVS	74,557	1,457,713
National Grid PLC	820,057	10,405,027
NatWest Group PLC, NVS	1,132,039	5,370,941
Next PLC	21,444	2,506,368
NMC Health PLC, NVS(d)	14,180	—
Pearson PLC	109,287	1,482,803
Persimmon PLC	55,475	1,131,261
Phoenix Group Holdings PLC	94,928	668,587
Prudential PLC	467,871	4,222,249
Reckitt Benckiser Group PLC	121,012	6,509,677
RELX PLC	323,980	15,291,041
Rentokil Initial PLC	428,784	2,618,222
Rio Tinto PLC	191,586	12,459,392
Rolls-Royce Holdings PLC(a)	1,451,159	8,402,504
Sage Group PLC (The)	173,847	2,430,130
Schroders PLC	121,806	615,543
Segro PLC	205,168	2,414,952
Security	Shares	Value
United Kingdom (continued)
Severn Trent PLC	49,853	$1,648,123
Shell PLC	1,095,354	39,940,857
Smith & Nephew PLC	147,382	2,124,191
Smiths Group PLC	58,256	1,338,091
Spirax Group PLC	12,399	1,447,546
SSE PLC	187,769	4,544,348
Standard Chartered PLC	378,849	3,742,379
Taylor Wimpey PLC	592,347	1,214,415
Tesco PLC	1,206,799	5,146,358
Unilever PLC	427,299	26,259,521
United Utilities Group PLC	121,064	1,608,895
Vodafone Group PLC	3,816,121	3,570,933
Whitbread PLC	33,689	1,262,326
Wise PLC, Class A(a)	109,324	1,006,610
WPP PLC	183,685	1,771,840
		439,864,978
Total Common Stocks — 99.0% (Cost: $3,930,161,715)		4,519,853,042
Preferred Stocks
Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	939,409	2,064,453
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	62,479	481,725
Cia. Energetica de Minas Gerais, Preference Shares, NVS	314,630	604,099
Cia. Paranaense de Energia - Copel, Preference Shares, NVS	168,374	300,362
Gerdau SA, Preference Shares, NVS	247,558	799,202
Itau Unibanco Holding SA, Preference Shares, NVS	841,405	5,039,966
Itausa SA, Preference Shares, NVS	989,056	1,778,365
Petroleo Brasileiro SA, Preference Shares, NVS	820,549	5,427,144
		16,495,316
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	26,033	987,008
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	86,039	720,000
Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	9,682	830,053
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	20,557	1,547,956
Henkel AG & Co. KGaA, Preference Shares, NVS	29,250	2,502,097
Porsche Automobil Holding SE, Preference Shares, NVS	25,864	1,156,107
Sartorius AG, Preference Shares, NVS	4,693	1,331,037
Volkswagen AG, Preference Shares, NVS	34,724	3,875,302
		11,242,552
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	1,151,800	136
South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	4,141	501,233
Series 2, Preference Shares, NVS	6,679	811,752
LG Chem Ltd., Preference Shares, NVS	1,350	210,398
Schedule of Investments
40

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	138,552	$6,596,022
		8,119,405
Total Preferred Stocks — 0.8% (Cost: $33,887,855)		37,564,417
Rights
Brazil — 0.0%
Localiza Rent a Car SA, (Expires 08/20/24)(a)	1,543	3,161
India — 0.0%
Tata Consumer Products Ltd.	4,008	17,757
Total Rights — 0.0% (Cost: $—)		20,918
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	3,748	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.8% (Cost: $3,964,049,570)		4,557,438,377
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	10,813,316	$10,817,642
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(f)(g)	4,130,000	4,130,000
Total Short-Term Securities — 0.3% (Cost: $14,937,709)		14,947,642
Total Investments — 100.1% (Cost: $3,978,987,279)		4,572,386,019
Liabilities in Excess of Other Assets — (0.1)%		(5,993,734)
Net Assets — 100.0%		$4,566,392,285

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,996,743	$—	$(20,184,603)(a)	$9,317	$(3,815)	$10,817,642	10,813,316	$236,072 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,320,000	—	(3,190,000)(a)	—	—	4,130,000	4,130,000	382,751	—
				$9,317	$(3,815)	$14,947,642		$618,823	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	43	09/20/24	$5,138	$11,778
41
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index	41	09/20/24	$2,248	$(32,997)
				$(21,219)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$11,778	$—	$—	$—	$11,778
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$32,997	$—	$—	$—	$32,997

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,116,580	$—	$—	$—	$1,116,580
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(756,727)	$—	$—	$—	$(756,727)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$13,622,240
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$562,292,514	$3,957,555,259	$5,269	$4,519,853,042
Preferred Stocks	18,202,324	19,361,957	136	37,564,417
Rights	3,161	17,757	—	20,918
Warrants	—	—	—	—
Schedule of Investments
42

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ex U.S. ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$14,947,642	$—	$—	$14,947,642
	$595,445,641	$3,976,934,973	$5,405	$4,572,386,019
Derivative Financial Instruments(a)
Assets
Equity Contracts	$11,778	$—	$—	$11,778
Liabilities
Equity Contracts	(32,997)	—	—	(32,997)
	$(21,219)	$—	$—	$(21,219)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
43
2024 iShares Annual Financial Statements

Schedule of Investments
July 31, 2024
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.4%
Ampol Ltd.	765,595	$16,770,322
ANZ Group Holdings Ltd.	9,828,404	186,985,770
APA Group	4,136,933	21,442,370
Aristocrat Leisure Ltd.	1,868,402	66,541,455
ASX Ltd.	634,481	27,032,810
Aurizon Holdings Ltd.	6,014,403	14,664,747
BHP Group Ltd.	16,572,203	460,292,017
BlueScope Steel Ltd.	1,458,157	21,174,119
Brambles Ltd.	4,553,404	46,420,462
CAR Group Ltd.	1,173,843	26,846,393
Cochlear Ltd.	213,856	48,321,976
Coles Group Ltd.	4,381,158	51,924,032
Commonwealth Bank of Australia	5,469,565	492,863,069
Computershare Ltd.	1,807,851	32,606,410
CSL Ltd.	1,579,163	320,511,773
Dexus	3,521,416	16,235,685
Endeavour Group Ltd./Australia	4,965,267	17,858,439
Fortescue Ltd.	5,537,207	68,898,515
Goodman Group	5,586,294	128,965,664
GPT Group (The)	6,247,338	19,029,507
Insurance Australia Group Ltd.	7,809,059	37,779,474
James Hardie Industries PLC(a)	1,423,085	51,122,368
Lottery Corp. Ltd. (The)	7,273,337	23,700,620
Macquarie Group Ltd.	1,188,970	163,632,784
Medibank Pvt Ltd.	8,978,243	23,373,444
Mineral Resources Ltd.	574,242	20,536,484
Mirvac Group	12,887,851	18,146,187
National Australia Bank Ltd.	10,139,380	256,086,890
Northern Star Resources Ltd.	3,757,323	34,872,198
Orica Ltd.	1,585,255	18,653,506
Origin Energy Ltd.	5,641,255	38,707,308
Pilbara Minerals Ltd.(b)	9,325,284	18,024,501
Pro Medicus Ltd.	187,328	17,674,239
Qantas Airways Ltd.(a)	2,855,364	12,096,644
QBE Insurance Group Ltd.	4,911,947	57,971,044
Ramsay Health Care Ltd.	599,400	18,253,906
REA Group Ltd.	172,297	23,165,272
Reece Ltd.	728,052	13,193,344
Rio Tinto Ltd.	1,213,328	93,234,668
Santos Ltd.	10,604,876	55,282,227
Scentre Group	16,975,373	38,711,107
SEEK Ltd.	1,163,702	16,852,251
Seven Group Holdings Ltd.	649,937	16,675,393
Sonic Healthcare Ltd.	1,487,612	26,960,239
South32 Ltd.	14,802,591	29,689,477
Stockland	7,782,529	23,506,427
Suncorp Group Ltd.	4,144,853	48,225,862
Telstra Group Ltd.	13,177,883	34,055,125
Transurban Group	10,109,089	86,268,895
Treasury Wine Estates Ltd.	2,649,300	21,418,318
Vicinity Ltd.	12,667,500	17,564,749
Washington H Soul Pattinson & Co. Ltd.	766,322	17,836,449
Wesfarmers Ltd.	3,708,513	178,980,986
Westpac Banking Corp.	11,350,406	221,818,715
WiseTech Global Ltd.	544,848	34,140,783
Woodside Energy Group Ltd.	6,205,676	112,538,726
Woolworths Group Ltd.	3,992,822	90,090,716
Xero Ltd.(a)	473,748	43,166,569
		4,139,393,430
Security	Shares	Value
Austria — 0.2%
Erste Group Bank AG	1,105,016	$57,478,798
OMV AG	473,801	19,823,881
Verbund AG	218,733	17,563,297
voestalpine AG	375,390	9,627,571
		104,493,547
Belgium — 1.0%
Ageas SA/NV	522,094	24,925,408
Anheuser-Busch InBev SA/NV	2,936,586	174,357,336
Argenx SE(a)	194,243	99,313,768
D'ieteren Group	69,139	15,889,398
Elia Group SA/NV	95,316	9,899,540
Groupe Bruxelles Lambert NV	288,028	21,495,269
KBC Group NV	816,699	63,168,333
Lotus Bakeries NV	1,325	14,397,171
Sofina SA	49,402	11,672,562
Syensqo SA	242,717	21,462,926
UCB SA	413,865	69,154,478
Umicore SA	691,604	9,498,545
Warehouses De Pauw CVA	573,444	15,534,119
		550,768,853
Denmark — 3.7%
AP Moller - Maersk A/S, Class A	9,658	15,688,796
AP Moller - Maersk A/S, Class B, NVS	14,586	24,130,175
Carlsberg A/S, Class B	317,741	38,369,433
Coloplast A/S, Class B	412,310	53,600,505
Danske Bank A/S	2,254,761	68,956,193
Demant A/S(a)	324,533	12,442,407
DSV A/S	565,005	103,647,124
Genmab A/S(a)	215,375	60,837,324
Novo Nordisk A/S, Class B	10,663,158	1,412,792,568
Novonesis (Novozymes) B, Class B	1,215,127	77,351,617
Orsted A/S(a)(c)	617,238	36,789,855
Pandora A/S	283,357	44,417,147
Rockwool A/S, Class B	29,493	13,036,278
Tryg A/S	1,124,159	24,612,452
Vestas Wind Systems A/S(a)	3,288,988	81,392,710
		2,068,064,584
Finland — 1.0%
Elisa OYJ	463,715	21,591,228
Fortum OYJ	1,462,678	22,491,574
Kesko OYJ, Class B	879,046	15,900,799
Kone OYJ, Class B	1,111,159	56,740,865
Metso OYJ	2,145,906	21,803,550
Neste OYJ	1,367,439	27,598,786
Nokia OYJ	17,411,325	68,424,775
Nordea Bank Abp	10,311,450	120,661,857
Orion OYJ, Class B	352,843	16,217,777
Sampo OYJ, Class A	1,472,474	64,546,037
Stora Enso OYJ, Class R	1,882,536	23,533,799
UPM-Kymmene OYJ	1,744,827	57,711,922
Wartsila OYJ Abp	1,644,190	33,976,916
		551,199,885
France — 11.1%
Accor SA	629,562	24,227,508
Aeroports de Paris SA	112,994	14,845,867
Air Liquide SA	1,886,269	344,165,758
Airbus SE	1,941,786	293,843,849
Alstom SA(a)(b)	1,129,233	22,124,612
Amundi SA(c)	200,800	14,654,520
ArcelorMittal SA	1,532,803	34,902,973
Arkema SA	195,789	17,668,556
Schedule of Investments
44

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
AXA SA	5,935,076	$208,379,342
BioMerieux	133,677	14,106,461
BNP Paribas SA	3,374,816	231,221,192
Bollore SE	2,315,463	14,413,383
Bouygues SA	640,146	22,101,678
Bureau Veritas SA	1,035,106	32,387,647
Capgemini SE	507,081	100,667,467
Carrefour SA	1,877,414	28,005,818
Cie. de Saint-Gobain SA	1,489,661	127,791,664
Cie. Generale des Etablissements Michelin SCA	2,220,372	87,901,948
Covivio SA/France	165,204	8,504,239
Credit Agricole SA	3,442,127	52,235,871
Danone SA	2,104,371	136,710,560
Dassault Aviation SA	65,661	13,219,792
Dassault Systemes SE	2,187,976	82,943,466
Edenred SE	818,037	34,062,052
Eiffage SA	236,960	23,582,666
Engie SA	5,970,689	93,860,196
EssilorLuxottica SA	964,049	220,612,648
Eurazeo SE	149,009	11,723,314
Eurofins Scientific SE	441,416	26,133,535
Euronext NV(c)	276,567	27,961,736
Gecina SA	150,447	14,914,972
Getlink SE	986,564	17,580,422
Hermes International SCA	103,359	225,874,002
Ipsen SA	123,066	13,817,869
Kering SA	242,450	74,465,545
Klepierre SA	702,580	20,118,071
La Francaise des Jeux SAEM(c)	343,370	13,322,319
Legrand SA	863,016	93,246,212
L'Oreal SA	786,299	340,032,990
LVMH Moet Hennessy Louis Vuitton SE	901,110	635,608,936
Orange SA	6,073,308	67,397,109
Pernod Ricard SA	668,446	89,442,839
Publicis Groupe SA	748,195	78,108,892
Remy Cointreau SA	75,368	5,946,962
Renault SA	628,670	30,466,691
Rexel SA	735,427	18,684,915
Safran SA	1,116,987	245,393,818
Sanofi SA	3,719,683	383,471,323
Sartorius Stedim Biotech	95,212	18,999,614
Schneider Electric SE	1,778,247	428,620,062
SEB SA	82,525	8,258,101
Societe Generale SA	2,359,548	61,199,507
Sodexo SA	288,792	27,350,710
STMicroelectronics NV	2,213,408	73,181,540
Teleperformance SE	188,973	24,327,504
Thales SA	309,388	49,178,289
TotalEnergies SE	7,019,472	473,577,738
Unibail-Rodamco-Westfield, New	386,455	28,899,576
Veolia Environnement SA	2,252,759	70,767,502
Vinci SA	1,635,664	186,658,594
Vivendi SE	2,349,851	25,074,684
		6,208,947,626
Germany — 8.2%
adidas AG	529,451	132,678,969
Allianz SE, Registered	1,278,413	360,084,693
BASF SE	2,916,883	135,801,724
Bayer AG, Registered	3,211,137	95,533,533
Bayerische Motoren Werke AG	1,042,282	96,670,740
Bechtle AG	263,798	11,658,177
Beiersdorf AG	329,562	47,834,942
Security	Shares	Value
Germany (continued)
Brenntag SE	440,580	$31,341,237
Carl Zeiss Meditec AG, Bearer	129,495	8,859,344
Commerzbank AG	3,438,588	56,057,487
Continental AG	359,471	22,036,939
Covestro AG(a)(c)	618,416	36,405,431
CTS Eventim AG & Co. KGaA	203,511	17,926,015
Daimler Truck Holding AG	1,748,573	67,510,557
Delivery Hero SE, Class A(a)(c)	626,301	13,934,058
Deutsche Bank AG, Registered	6,250,930	97,298,692
Deutsche Boerse AG	620,961	127,153,215
Deutsche Lufthansa AG, Registered(b)	1,934,062	12,120,347
Deutsche Post AG, Registered	3,239,537	144,501,271
Deutsche Telekom AG, Registered	10,591,674	277,051,527
E.ON SE	7,328,698	102,771,204
Evonik Industries AG	835,942	16,929,245
Fresenius Medical Care AG & Co. KGaA	671,053	25,894,492
Fresenius SE & Co. KGaA(a)	1,381,122	49,486,646
GEA Group AG	526,769	23,259,728
Hannover Rueck SE	196,695	48,837,503
Heidelberg Materials AG	446,452	46,511,003
Henkel AG & Co. KGaA	339,503	26,305,669
Infineon Technologies AG	4,267,932	148,260,014
Knorr-Bremse AG	237,125	19,068,602
LEG Immobilien SE	241,632	21,077,917
Mercedes-Benz Group AG	2,622,183	173,337,894
Merck KGaA	421,906	75,382,905
MTU Aero Engines AG	176,162	49,882,670
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	445,381	219,361,171
Nemetschek SE	188,612	18,015,482
Puma SE	344,378	17,089,108
Qiagen NV, NVS	721,358	32,096,059
Rational AG	16,724	14,639,804
Rheinmetall AG	142,445	77,583,564
RWE AG	2,066,785	77,134,279
SAP SE	3,412,123	721,391,848
Scout24 SE(c)	248,953	19,681,582
Siemens AG, Registered	2,483,420	454,706,708
Siemens Energy AG(a)	1,959,973	56,914,750
Siemens Healthineers AG(b)(c)	921,965	49,416,500
Symrise AG, Class A	434,414	54,749,788
Talanx AG(a)	210,592	15,998,972
Volkswagen AG	96,633	11,401,635
Vonovia SE	2,387,914	73,213,917
Zalando SE(a)(c)	732,221	18,762,630
		4,551,622,187
Hong Kong — 1.7%
AIA Group Ltd.	36,725,800	245,653,571
BOC Hong Kong Holdings Ltd.	12,104,000	35,214,428
CK Asset Holdings Ltd.	6,271,184	23,962,632
CK Hutchison Holdings Ltd.	8,769,684	45,813,776
CK Infrastructure Holdings Ltd.	2,074,292	13,835,005
CLP Holdings Ltd.	5,368,500	46,075,775
Futu Holdings Ltd., ADR(a)	187,286	11,851,458
Galaxy Entertainment Group Ltd.	7,116,000	29,915,109
Hang Seng Bank Ltd.	2,494,200	30,543,534
Henderson Land Development Co. Ltd.	4,726,764	13,276,640
HKT Trust & HKT Ltd., Class SS	12,368,440	14,980,188
Hong Kong & China Gas Co. Ltd.	36,533,513	29,770,157
Hong Kong Exchanges & Clearing Ltd.	3,791,200	111,829,101
Hongkong Land Holdings Ltd.(b)	3,600,600	11,628,541
Jardine Matheson Holdings Ltd.	516,900	18,209,836
45
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Link REIT	8,371,329	$35,318,813
MTR Corp. Ltd.	5,016,000	16,227,233
Power Assets Holdings Ltd.	4,531,000	28,878,195
Sands China Ltd.(a)	7,918,400	14,844,102
Sino Land Co. Ltd.	12,696,000	13,132,209
SITC International Holdings Co. Ltd.	4,372,000	9,757,330
Sun Hung Kai Properties Ltd.(b)	4,732,000	40,972,129
Swire Pacific Ltd., Class A	1,516,500	13,082,505
Swire Properties Ltd.	3,654,655	5,771,903
Techtronic Industries Co. Ltd.	4,498,033	57,604,919
WH Group Ltd.(c)	27,398,000	17,809,898
Wharf Holdings Ltd. (The)	3,494,168	9,580,476
Wharf Real Estate Investment Co. Ltd.	5,443,912	13,383,415
		958,922,878
Ireland — 0.3%
AIB Group PLC	5,546,906	31,817,523
Bank of Ireland Group PLC	3,409,474	38,612,074
Kerry Group PLC, Class A	510,939	47,770,616
Kingspan Group PLC	509,793	47,698,363
		165,898,576
Israel — 0.7%
Azrieli Group Ltd.	131,046	8,043,261
Bank Hapoalim BM	4,154,156	38,119,927
Bank Leumi Le-Israel BM	4,961,049	42,751,790
Check Point Software Technologies Ltd.(a)(b)	302,305	55,457,852
CyberArk Software Ltd.(a)	137,858	35,344,034
Elbit Systems Ltd.	87,611	15,681,061
Global-e Online Ltd.(a)(b)	322,051	11,052,790
ICL Group Ltd.	2,526,234	10,575,007
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A(b)	4,032,974	20,588,388
Mizrahi Tefahot Bank Ltd.	498,806	18,000,044
Monday.com Ltd.(a)	119,583	27,481,369
Nice Ltd.(a)	205,318	37,057,661
Teva Pharmaceutical Industries Ltd., ADR(a)	3,657,932	63,757,755
Wix.com Ltd.(a)	177,453	27,669,359
		411,580,300
Italy — 2.7%
Amplifon SpA	409,766	13,014,331
Banco BPM SpA	4,213,206	29,170,848
Davide Campari-Milano NV	2,023,240	18,246,533
DiaSorin SpA	78,339	8,544,507
Enel SpA	26,579,579	189,756,242
Eni SpA	7,076,748	113,226,490
Ferrari NV	411,939	169,542,802
FinecoBank Banca Fineco SpA	2,004,585	34,030,271
Generali	3,334,537	86,307,861
Infrastrutture Wireless Italiane SpA(c)	1,102,103	12,263,342
Intesa Sanpaolo SpA	47,797,813	194,098,897
Leonardo SpA	887,232	21,138,631
Mediobanca Banca di Credito Finanziario SpA	1,757,593	28,531,425
Moncler SpA	719,578	42,905,602
Nexi SpA(a)(c)	1,936,114	11,883,243
Poste Italiane SpA(c)	1,664,891	22,538,535
Prysmian SpA	858,992	59,050,973
Recordati Industria Chimica e Farmaceutica SpA	343,415	18,696,600
Snam SpA	6,617,496	31,622,530
Stellantis NV	7,241,066	120,665,550
Telecom Italia SpA/Milano(a)(b)	32,929,152	8,071,340
Tenaris SA, NVS	1,518,806	24,098,632
Terna - Rete Elettrica Nazionale	4,610,351	38,391,559
Security	Shares	Value
Italy (continued)
UniCredit SpA	4,969,652	$204,126,966
		1,499,923,710
Japan — 23.2%
Advantest Corp.	2,504,200	110,839,307
Aeon Co. Ltd.	2,130,300	48,606,163
AGC Inc.	636,300	22,773,013
Aisin Corp.	471,500	15,906,515
Ajinomoto Co. Inc.	1,529,400	62,988,712
ANA Holdings Inc.	511,500	9,783,830
Asahi Group Holdings Ltd.	1,571,200	57,840,869
Asahi Kasei Corp.	4,094,700	29,527,963
Asics Corp.	2,103,700	34,333,076
Astellas Pharma Inc.	5,915,950	68,612,892
Bandai Namco Holdings Inc.	1,952,600	41,494,210
Bridgestone Corp.	1,865,300	76,055,078
Brother Industries Ltd.	742,000	15,223,135
Canon Inc.	3,257,100	101,952,751
Capcom Co. Ltd.	1,130,000	24,141,225
Central Japan Railway Co.	2,515,500	59,307,797
Chiba Bank Ltd. (The)	1,703,700	15,959,362
Chubu Electric Power Co. Inc.	2,100,400	26,482,934
Chugai Pharmaceutical Co. Ltd.	2,194,600	95,777,772
Concordia Financial Group Ltd.	3,419,000	21,548,282
Dai Nippon Printing Co. Ltd.	687,000	22,601,071
Daifuku Co. Ltd.	991,600	17,946,259
Dai-ichi Life Holdings Inc.	3,023,352	92,182,899
Daiichi Sankyo Co. Ltd.	6,043,185	246,124,803
Daikin Industries Ltd.	860,900	124,836,141
Daito Trust Construction Co. Ltd.	194,900	23,438,692
Daiwa House Industry Co. Ltd.	1,911,700	54,136,252
Daiwa Securities Group Inc.	4,347,100	35,890,063
Denso Corp.	6,172,700	101,226,146
Dentsu Group Inc.	661,600	17,494,826
Disco Corp.	301,900	100,954,318
East Japan Railway Co.	2,963,400	56,462,859
Eisai Co. Ltd.	820,400	31,286,713
ENEOS Holdings Inc.	9,387,450	49,185,926
FANUC Corp.	3,113,800	92,314,053
Fast Retailing Co. Ltd.	572,000	157,671,079
Fuji Electric Co. Ltd.	414,100	23,291,841
FUJIFILM Holdings Corp.	3,650,700	86,798,777
Fujitsu Ltd.	5,741,100	104,259,283
Hamamatsu Photonics KK	456,900	13,158,236
Hankyu Hanshin Holdings Inc.	738,300	21,066,598
Hikari Tsushin Inc.	65,600	12,283,881
Hitachi Construction Machinery Co. Ltd.	340,700	8,485,854
Hitachi Ltd.	15,128,900	326,885,040
Honda Motor Co. Ltd.	14,668,100	156,722,376
Hoshizaki Corp.	350,300	11,032,280
Hoya Corp.	1,146,900	143,707,411
Hulic Co. Ltd.	1,216,500	11,874,381
Ibiden Co. Ltd.	367,000	14,225,718
Idemitsu Kosan Co. Ltd.	3,232,915	21,292,997
Inpex Corp.	3,127,443	48,292,364
Isuzu Motors Ltd.	1,900,500	25,708,304
ITOCHU Corp.	3,880,100	198,984,823
Japan Airlines Co. Ltd.	446,800	7,239,445
Japan Exchange Group Inc.	1,614,700	37,910,589
Japan Post Bank Co. Ltd.	4,721,300	49,130,635
Japan Post Holdings Co. Ltd.	6,788,700	71,895,443
Japan Post Insurance Co. Ltd.	623,800	12,842,505
Japan Real Estate Investment Corp.	4,184	14,512,231
Schedule of Investments
46

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Japan Tobacco Inc.	3,907,200	$114,970,059
JFE Holdings Inc.	1,877,975	27,509,252
Kajima Corp.	1,381,200	26,689,642
Kansai Electric Power Co. Inc. (The)	2,293,400	39,253,359
Kao Corp.	1,516,500	66,407,036
Kawasaki Kisen Kaisha Ltd.	1,310,400	20,134,491
KDDI Corp.	4,890,900	147,167,208
Keisei Electric Railway Co. Ltd.	440,900	13,186,906
Keyence Corp.	634,592	277,481,776
Kikkoman Corp.	2,251,900	28,180,149
Kintetsu Group Holdings Co. Ltd.	592,500	13,722,408
Kirin Holdings Co. Ltd.	2,531,800	35,793,504
Kobe Bussan Co. Ltd.	491,100	13,185,470
Koito Manufacturing Co. Ltd.	657,400	9,720,516
Komatsu Ltd.	3,022,500	85,922,344
Konami Group Corp.	327,400	24,633,440
Kubota Corp.	3,258,000	46,839,977
Kyocera Corp.	4,188,500	52,753,994
Kyowa Kirin Co. Ltd.	869,300	18,335,795
Lasertec Corp.	261,300	46,363,283
LY Corp.	8,634,622	21,603,089
M3 Inc.	1,442,600	13,469,926
Makita Corp.	731,200	24,102,124
Marubeni Corp.	4,647,200	87,459,200
MatsukiyoCocokara & Co.	1,118,700	18,243,640
Mazda Motor Corp.	1,858,300	16,028,610
McDonald's Holdings Co. Japan Ltd.(b)	272,300	11,281,155
MEIJI Holdings Co. Ltd.	755,908	19,089,978
Minebea Mitsumi Inc.	1,182,200	28,437,011
Mitsubishi Chemical Group Corp.	4,420,900	26,110,917
Mitsubishi Corp.	10,911,700	225,349,013
Mitsubishi Electric Corp.	6,307,500	105,094,088
Mitsubishi Estate Co. Ltd.	3,666,200	62,486,446
Mitsubishi HC Capital Inc.	2,732,500	19,658,745
Mitsubishi Heavy Industries Ltd.	10,461,200	125,388,733
Mitsubishi UFJ Financial Group Inc.	36,284,980	419,104,235
Mitsui & Co. Ltd.	8,408,300	195,105,231
Mitsui Chemicals Inc.	573,000	16,566,583
Mitsui Fudosan Co. Ltd.	8,709,000	90,224,018
Mitsui OSK Lines Ltd.	1,121,300	35,616,021
Mizuho Financial Group Inc.	7,882,616	180,197,741
MonotaRO Co. Ltd.	804,000	11,365,584
MS&AD Insurance Group Holdings Inc.	4,188,864	98,750,525
Murata Manufacturing Co. Ltd.	5,631,700	125,293,913
NEC Corp.	786,400	68,066,564
Nexon Co. Ltd.	1,105,000	23,800,266
Nidec Corp.	1,364,300	60,016,464
Nintendo Co. Ltd.	3,389,800	187,314,888
Nippon Building Fund Inc.	4,903	18,921,904
Nippon Express Holdings Inc.	238,700	11,811,081
Nippon Paint Holdings Co. Ltd.	3,059,800	19,532,150
Nippon Prologis REIT Inc.	7,299	12,059,391
Nippon Sanso Holdings Corp.	556,000	18,171,045
Nippon Steel Corp.	2,785,835	60,487,146
Nippon Telegraph & Telephone Corp.	97,681,200	104,100,145
Nippon Yusen KK	1,538,200	49,566,771
Nissan Chemical Corp.	409,300	13,206,450
Nissan Motor Co. Ltd.	7,758,000	24,624,857
Nissin Foods Holdings Co. Ltd.	653,800	19,439,293
Nitori Holdings Co. Ltd.	261,200	31,943,569
Nitto Denko Corp.	468,900	40,716,213
Nomura Holdings Inc.	9,824,400	60,573,395
Security	Shares	Value
Japan (continued)
Nomura Real Estate Holdings Inc.	368,700	$10,306,899
Nomura Real Estate Master Fund Inc.	13,490	13,234,354
Nomura Research Institute Ltd.	1,242,371	38,354,094
NTT Data Group Corp.	2,063,455	32,137,108
Obayashi Corp.	2,124,200	27,889,309
Obic Co. Ltd.	224,600	34,247,699
Olympus Corp.	3,874,000	66,881,057
Omron Corp.	564,700	20,946,897
Ono Pharmaceutical Co. Ltd.	1,231,000	18,160,112
Oracle Corp./Japan	122,000	9,958,760
Oriental Land Co. Ltd./Japan	3,565,500	102,078,491
ORIX Corp.	3,777,800	91,383,621
Osaka Gas Co. Ltd.	1,207,100	27,321,673
Otsuka Corp.	726,300	16,100,456
Otsuka Holdings Co. Ltd.	1,362,600	69,449,408
Pan Pacific International Holdings Corp.	1,242,500	32,415,840
Panasonic Holdings Corp.	7,621,768	62,431,262
Rakuten Group Inc.(a)	4,891,400	28,696,251
Recruit Holdings Co. Ltd.	4,845,900	277,879,855
Renesas Electronics Corp.	4,891,500	84,250,573
Resona Holdings Inc.	6,896,600	49,455,069
Ricoh Co. Ltd.	1,747,700	16,269,871
Rohm Co. Ltd.	1,097,600	14,964,932
SBI Holdings Inc.	885,380	23,014,246
SCREEN Holdings Co. Ltd.	264,500	22,413,651
SCSK Corp.	503,400	9,910,894
Secom Co. Ltd.	683,800	43,662,510
Seiko Epson Corp.	945,500	16,366,995
Sekisui Chemical Co. Ltd.	1,245,600	18,793,605
Sekisui House Ltd.	1,942,700	48,676,921
Seven & i Holdings Co. Ltd.	7,307,040	87,499,996
SG Holdings Co. Ltd.	1,026,500	10,438,116
Shimadzu Corp.	762,500	22,489,389
Shimano Inc.	248,800	44,138,119
Shin-Etsu Chemical Co. Ltd.	5,886,700	261,550,045
Shionogi & Co. Ltd.	828,500	36,444,946
Shiseido Co. Ltd.	1,302,500	40,704,998
Shizuoka Financial Group Inc., NVS	1,504,300	15,025,387
SMC Corp.	187,800	91,376,938
SoftBank Corp.	9,326,300	121,659,261
SoftBank Group Corp.	3,362,100	205,466,049
Sompo Holdings Inc.	2,929,750	66,803,912
Sony Group Corp.	4,079,200	362,308,813
Subaru Corp.	1,967,200	37,822,365
SUMCO Corp.	1,144,200	18,811,092
Sumitomo Corp.	3,398,400	84,441,882
Sumitomo Electric Industries Ltd.	2,328,300	35,220,346
Sumitomo Metal Mining Co. Ltd.	804,800	24,541,628
Sumitomo Mitsui Financial Group Inc.	4,095,800	295,769,678
Sumitomo Mitsui Trust Holdings Inc.	2,137,420	54,027,210
Sumitomo Realty & Development Co. Ltd.	933,200	30,844,807
Suntory Beverage & Food Ltd.	445,500	16,000,644
Suzuki Motor Corp.	5,119,300	58,831,926
Sysmex Corp.	1,647,000	26,963,475
T&D Holdings Inc.	1,587,200	29,753,234
Taisei Corp.	559,400	23,758,473
Takeda Pharmaceutical Co. Ltd.	5,171,210	145,177,921
TDK Corp.	1,270,300	88,619,047
Terumo Corp.	4,369,200	78,332,545
TIS Inc.	695,500	14,898,604
Toho Co. Ltd./Tokyo	365,200	13,115,143
Tokio Marine Holdings Inc.	6,132,100	240,581,329
47
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tokyo Electric Power Co. Holdings Inc.(a)	4,989,700	$24,992,210
Tokyo Electron Ltd.	1,540,300	322,303,694
Tokyo Gas Co. Ltd.	1,233,200	27,018,950
Tokyu Corp.	1,656,400	20,067,915
Toppan Holdings Inc.	773,200	21,870,846
Toray Industries Inc.	4,533,000	23,567,305
TOTO Ltd.	452,900	12,470,685
Toyota Industries Corp.	477,100	40,109,842
Toyota Motor Corp.	34,651,720	665,685,707
Toyota Tsusho Corp.	2,075,700	41,499,508
Trend Micro Inc./Japan	431,500	20,682,867
Unicharm Corp.	1,313,800	44,013,085
West Japan Railway Co.	1,431,300	28,178,050
Yakult Honsha Co. Ltd.	829,200	17,003,090
Yamaha Motor Co. Ltd.	2,918,500	27,177,002
Yamato Holdings Co. Ltd.	889,300	10,800,623
Yaskawa Electric Corp.	782,000	27,216,583
Yokogawa Electric Corp.	746,400	18,893,052
Zensho Holdings Co. Ltd.	308,600	12,561,191
ZOZO Inc.	439,800	12,875,114
		12,923,193,775
Netherlands — 5.0%
ABN AMRO Bank NV, CVA(c)	1,530,954	26,725,636
Adyen NV(a)(c)	70,937	86,772,843
Aegon Ltd.(b)	4,672,823	30,239,019
AerCap Holdings NV	669,393	62,889,472
Akzo Nobel NV	557,561	34,475,228
ASM International NV	147,506	101,487,221
ASML Holding NV	1,305,653	1,215,786,615
ASR Nederland NV	509,710	25,608,973
BE Semiconductor Industries NV	252,428	32,518,938
Coca-Cola Europacific Partners PLC	674,210	49,736,472
DSM-Firmenich AG	608,447	77,679,755
EXOR NV, NVS	324,040	33,218,118
Heineken Holding NV	423,908	31,237,975
Heineken NV	940,153	83,429,883
IMCD NV	186,429	26,807,265
ING Groep NV	10,795,273	195,944,391
InPost SA(a)	653,026	11,314,024
JDE Peet's NV	390,803	8,594,030
Koninklijke Ahold Delhaize NV	3,085,773	99,408,761
Koninklijke KPN NV	12,858,660	50,665,487
Koninklijke Philips NV(a)	2,622,334	73,660,527
NN Group NV	865,136	43,416,123
OCI NV	341,293	8,225,292
Prosus NV	4,632,779	161,606,534
Randstad NV	346,962	16,898,770
Universal Music Group NV	2,690,007	64,088,000
Wolters Kluwer NV	812,197	135,969,320
		2,788,404,672
New Zealand — 0.2%
Auckland International Airport Ltd.	4,350,119	19,365,517
Fisher & Paykel Healthcare Corp. Ltd.	1,902,791	36,733,060
Mercury NZ Ltd.	2,279,868	9,335,219
Meridian Energy Ltd.	4,231,661	16,370,071
Spark New Zealand Ltd.	5,791,558	14,884,204
		96,688,071
Norway — 0.6%
Aker BP ASA	1,013,090	24,531,158
DNB Bank ASA	2,763,587	57,095,812
Equinor ASA	2,941,246	77,884,769
Security	Shares	Value
Norway (continued)
Gjensidige Forsikring ASA	626,735	$10,602,958
Kongsberg Gruppen ASA	287,937	28,953,398
Mowi ASA	1,517,049	25,605,529
Norsk Hydro ASA	4,324,949	23,989,871
Orkla ASA	2,333,137	19,690,491
Salmar ASA	226,273	13,018,576
Telenor ASA	2,202,651	26,244,627
Yara International ASA	540,130	15,386,331
		323,003,520
Portugal — 0.2%
EDP Renovaveis SA	1,009,132	15,688,000
EDP SA	10,223,404	42,135,404
Galp Energia SGPS SA	1,549,947	32,589,821
Jeronimo Martins SGPS SA	923,652	16,143,900
		106,557,125
Singapore — 1.4%
CapitaLand Ascendas REIT	12,244,800	24,998,473
CapitaLand Integrated Commercial Trust	17,622,225	27,526,556
CapitaLand Investment Ltd./Singapore	8,370,600	16,971,666
DBS Group Holdings Ltd.	6,509,660	178,386,886
Genting Singapore Ltd.	19,441,600	12,354,223
Grab Holdings Ltd., Class A(a)	6,882,583	22,712,524
Keppel Ltd.	4,768,500	23,732,183
Oversea-Chinese Banking Corp. Ltd.	11,066,398	123,176,146
Sea Ltd., ADR(a)	1,197,312	78,663,398
Sembcorp Industries Ltd.	2,923,600	10,453,533
Singapore Airlines Ltd.(b)	4,858,900	25,392,171
Singapore Exchange Ltd.	2,654,800	19,573,580
Singapore Technologies Engineering Ltd.	5,126,200	16,971,707
Singapore Telecommunications Ltd.	26,597,285	61,617,057
Singapore Telecommunications Ltd.	336,000	777,617
United Overseas Bank Ltd.	4,127,000	100,074,304
Wilmar International Ltd.	6,265,800	14,941,010
		758,323,034
Spain — 2.6%
Acciona SA	79,050	10,248,320
ACS Actividades de Construccion y Servicios SA	719,176	32,130,391
Aena SME SA(c)	245,212	46,589,947
Amadeus IT Group SA	1,472,412	96,974,266
Banco Bilbao Vizcaya Argentaria SA	19,053,865	199,707,591
Banco de Sabadell SA	17,725,183	37,404,469
Banco Santander SA	51,715,679	249,484,057
CaixaBank SA	12,216,939	71,252,099
Cellnex Telecom SA(c)	1,610,866	56,181,703
Endesa SA	1,024,298	19,875,682
Ferrovial SE	1,688,676	67,151,481
Grifols SA(a)(b)	946,361	9,558,761
Iberdrola SA	19,435,742	256,711,041
Industria de Diseno Textil SA	3,564,837	173,211,373
Redeia Corp. SA	1,347,914	23,932,044
Repsol SA	3,974,848	56,692,938
Telefonica SA	14,678,914	66,484,304
		1,473,590,467
Sweden — 3.2%
Alfa Laval AB	946,093	41,832,485
Assa Abloy AB, Class B	3,276,014	99,768,706
Atlas Copco AB, Class A	8,778,371	156,234,433
Atlas Copco AB, Class B	5,103,391	79,847,203
Beijer Ref AB, Class B(b)	1,239,678	19,685,629
Boliden AB	892,719	27,301,664
Epiroc AB	2,155,245	40,228,449
Schedule of Investments
48

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Epiroc AB, Class B	1,274,466	$21,429,400
EQT AB	1,223,898	39,629,672
Essity AB, Class B	1,991,972	56,006,914
Evolution AB(c)	601,312	58,248,639
Fastighets AB Balder, Class B(a)	2,162,026	15,943,504
Getinge AB, Class B	733,054	14,314,972
H & M Hennes & Mauritz AB, Class B	1,871,026	29,108,381
Hexagon AB, Class B	6,787,103	69,122,874
Holmen AB, Class B	246,967	9,708,772
Husqvarna AB, Class B	1,134,537	7,661,693
Industrivarden AB, Class A	412,667	14,156,202
Industrivarden AB, Class C	513,415	17,403,290
Indutrade AB	885,654	26,042,704
Investment AB Latour, Class B	475,145	13,953,318
Investor AB, Class B	5,656,537	160,589,750
L E Lundbergforetagen AB, Class B	244,347	12,352,604
Lifco AB, Class B	750,592	22,267,438
Nibe Industrier AB, Class B	4,948,240	21,743,776
Saab AB	1,048,626	24,213,840
Sagax AB, Class B	716,427	17,698,888
Sandvik AB	3,486,039	71,365,566
Securitas AB, Class B	1,604,278	17,258,185
Skandinaviska Enskilda Banken AB, Class A	5,168,051	79,481,977
Skanska AB, Class B	1,109,368	21,690,101
SKF AB, Class B	1,104,625	20,535,929
Svenska Cellulosa AB SCA, Class B	1,977,918	26,887,183
Svenska Handelsbanken AB, Class A	4,751,618	47,962,187
Swedbank AB, Class A	2,772,079	58,945,322
Swedish Orphan Biovitrum AB(a)	628,672	16,425,356
Tele2 AB, Class B	1,756,302	18,082,291
Telefonaktiebolaget LM Ericsson, Class B	9,456,821	65,023,763
Telia Co. AB	7,606,912	22,108,520
Trelleborg AB, Class B	701,768	26,079,503
Volvo AB, Class A	658,148	17,109,543
Volvo AB, Class B	5,191,439	132,489,425
Volvo Car AB(a)	2,419,826	6,865,865
		1,764,805,916
Switzerland — 9.8%
ABB Ltd., Registered	5,228,397	290,210,594
Adecco Group AG, Registered	550,496	18,737,956
Alcon Inc.	1,633,559	154,672,769
Avolta AG, Registered	317,830	11,992,179
Bachem Holding AG	110,707	9,935,037
Baloise Holding AG, Registered	147,901	26,468,551
Banque Cantonale Vaudoise, Registered	95,733	10,161,810
Barry Callebaut AG, Registered	11,660	18,761,077
BKW AG	68,169	12,331,188
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,177	39,819,250
Chocoladefabriken Lindt & Spruengli AG, Registered	345	42,720,789
Cie. Financiere Richemont SA, Class A, Registered	1,757,030	268,002,089
Clariant AG, Registered	696,531	10,332,029
EMS-Chemie Holding AG, Registered	22,964	19,203,323
Geberit AG, Registered	109,385	69,641,723
Givaudan SA, Registered	30,169	148,010,758
Helvetia Holding AG, Registered	119,303	17,797,511
Holcim AG	1,703,869	159,227,248
Julius Baer Group Ltd.	674,821	36,931,348
Kuehne + Nagel International AG, Registered	157,502	48,824,139
Logitech International SA, Registered	531,890	47,910,590
Security	Shares	Value
Switzerland (continued)
Lonza Group AG, Registered	243,432	$162,103,599
Nestle SA, Registered	8,724,889	883,766,625
Novartis AG, Registered	6,440,693	718,960,548
Partners Group Holding AG	74,199	99,875,024
Roche Holding AG, Bearer	104,886	36,889,650
Roche Holding AG, NVS	2,295,846	743,301,686
Sandoz Group AG	1,340,977	58,162,533
Schindler Holding AG, Participation Certificates, NVS	133,574	35,751,610
Schindler Holding AG, Registered	76,908	20,191,383
SGS SA	488,783	53,440,248
SIG Group AG	999,568	20,991,011
Sika AG, Registered	498,405	151,323,792
Sonova Holding AG, Registered	165,490	50,728,636
Straumann Holding AG	363,974	46,935,070
Swatch Group AG (The), Bearer	94,714	19,506,815
Swatch Group AG (The), Registered	169,638	6,878,403
Swiss Life Holding AG, Registered	96,259	73,706,856
Swiss Prime Site AG, Registered	253,076	25,363,355
Swiss Re AG	986,170	121,578,332
Swisscom AG, Registered	84,439	51,680,218
Temenos AG, Registered	205,689	14,282,733
UBS Group AG, Registered	10,749,203	325,708,076
VAT Group AG(c)	88,431	44,315,948
Zurich Insurance Group AG	478,342	262,978,140
		5,490,112,249
United Kingdom — 15.0%
3i Group PLC	3,180,439	127,951,323
Admiral Group PLC	850,706	30,148,681
Anglo American PLC	4,151,968	125,872,385
Antofagasta PLC	1,285,609	33,476,217
Ashtead Group PLC	1,423,703	102,744,945
Associated British Foods PLC	1,101,112	35,153,285
AstraZeneca PLC	5,065,319	804,731,150
Auto Trader Group PLC(c)	2,921,462	30,601,907
Aviva PLC	8,644,867	55,689,170
BAE Systems PLC	9,886,923	164,895,136
Barclays PLC	49,104,047	146,836,110
Barratt Developments PLC	3,118,052	21,099,519
Berkeley Group Holdings PLC	339,330	22,152,270
BP PLC	54,966,725	324,914,392
British American Tobacco PLC	6,561,004	232,791,178
BT Group PLC	21,689,400	39,333,756
Bunzl PLC	1,100,472	46,109,065
Burberry Group PLC	1,208,379	12,093,236
Centrica PLC	17,696,340	30,171,798
Coca-Cola HBC AG, Class DI	718,012	26,200,195
Compass Group PLC	5,564,508	171,359,065
Croda International PLC	439,798	22,866,927
DCC PLC	318,680	21,955,443
Diageo PLC	7,260,726	225,917,258
Endeavour Mining PLC	600,400	13,411,447
Entain PLC	2,080,151	15,286,233
Experian PLC	3,001,218	141,597,493
Flutter Entertainment PLC(a)	579,053	114,540,011
Glencore PLC	33,885,528	188,025,286
GSK PLC	13,543,218	262,992,800
Haleon PLC	22,329,435	100,156,491
Halma PLC	1,235,942	42,304,525
Hargreaves Lansdown PLC	1,146,931	16,293,397
Hikma Pharmaceuticals PLC	541,760	13,245,953
HSBC Holdings PLC	61,765,738	561,704,018
49
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Imperial Brands PLC	2,738,806	$75,486,531
Informa PLC	4,425,145	49,451,772
InterContinental Hotels Group PLC	544,447	54,850,649
Intertek Group PLC	525,417	34,119,502
J Sainsbury PLC	5,330,732	18,903,825
JD Sports Fashion PLC	8,355,474	14,136,164
Kingfisher PLC	6,141,020	21,832,118
Land Securities Group PLC	2,303,750	18,838,705
Legal & General Group PLC	19,538,473	58,275,953
Lloyds Banking Group PLC	206,935,670	158,088,469
London Stock Exchange Group PLC	1,487,556	181,073,741
M&G PLC	7,360,069	20,097,736
Melrose Industries PLC	4,303,676	32,588,764
Mondi PLC, NVS	1,440,479	28,163,754
National Grid PLC	15,699,083	199,192,722
NatWest Group PLC, NVS	21,301,881	101,066,434
Next PLC	393,718	46,017,642
NMC Health PLC, NVS(d)	473,933	6
Pearson PLC	2,044,722	27,742,730
Persimmon PLC	1,040,763	21,223,524
Phoenix Group Holdings PLC	2,421,789	17,056,882
Prudential PLC	8,951,635	80,783,018
Reckitt Benckiser Group PLC	2,308,563	124,186,027
RELX PLC	6,133,777	289,498,848
Rentokil Initial PLC	8,218,707	50,184,704
Rio Tinto PLC	3,683,242	239,531,894
Rolls-Royce Holdings PLC(a)	27,501,211	159,237,568
Sage Group PLC (The)	3,270,475	45,716,513
Schroders PLC	2,624,074	13,260,689
Segro PLC	4,138,692	48,714,920
Severn Trent PLC	879,554	29,077,757
Shell PLC	20,896,277	761,959,348
Smith & Nephew PLC	2,846,420	41,024,946
Smiths Group PLC	1,140,665	26,200,114
Spirax Group PLC	237,527	27,730,566
SSE PLC	3,572,787	86,467,874
Standard Chartered PLC	7,186,587	70,991,157
Taylor Wimpey PLC	11,564,094	23,708,417
Tesco PLC	22,947,910	97,860,670
Unilever PLC	8,186,014	503,068,828
United Utilities Group PLC	2,228,050	29,609,953
Vodafone Group PLC	74,936,154	70,121,467
Whitbread PLC	629,629	23,592,177
Wise PLC, Class A(a)(b)	1,977,025	18,203,629
WPP PLC	3,511,269	33,869,974
		8,397,430,746
Total Common Stocks — 99.2% (Cost: $44,181,252,413)		55,332,925,151
Security	Shares	Value
Preferred Stocks
Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	193,603	$16,597,889
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	371,130	27,946,351
Henkel AG & Co. KGaA, Preference Shares, NVS	552,129	47,230,088
Porsche Automobil Holding SE, Preference Shares, NVS	499,910	22,345,709
Sartorius AG, Preference Shares, NVS	84,593	23,992,425
Volkswagen AG, Preference Shares, NVS	674,082	75,229,555
		213,342,017
Total Preferred Stocks — 0.4% (Cost: $290,227,001)		213,342,017
Total Long-Term Investments — 99.6% (Cost: $44,471,479,414)		55,546,267,168
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	145,613,000	145,671,245
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(e)(f)	68,020,000	68,020,000
Total Short-Term Securities — 0.4% (Cost: $213,620,432)		213,691,245
Total Investments — 100.0% (Cost: $44,685,099,846)		55,759,958,413
Other Assets Less Liabilities — 0.0%		4,396,581
Net Assets — 100.0%		$55,764,354,994

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
50

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$125,894,889	$19,782,491 (a)	$—	$(229)	$(5,906)	$145,671,245	145,613,000	$713,042 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,760,000	7,260,000 (a)	—	—	—	68,020,000	68,020,000	2,881,326	—
				$(229)	$(5,906)	$213,691,245		$3,594,368	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	285	09/12/24	$52,676	$(213,435)
SPI 200 Index	138	09/19/24	18,236	848,576
STOXX Europe 600 Index	5,219	09/20/24	146,801	1,070,921
				$1,706,062
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,919,497	$—	$—	$—	$1,919,497
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$213,435	$—	$—	$—	$213,435

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

51
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE ETF

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$29,850,048	$—	$—	$—	$29,850,048
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(4,329,457)	$—	$—	$—	$(4,329,457)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$241,337,042
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$581,116,121	$54,751,809,024	$6	$55,332,925,151
Preferred Stocks	—	213,342,017	—	213,342,017
Short-Term Securities
Money Market Funds	213,691,245	—	—	213,691,245
	$794,807,366	$54,965,151,041	$6	$55,759,958,413
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,919,497	$—	$1,919,497
Liabilities
Equity Contracts	—	(213,435)	—	(213,435)
	$—	$1,706,062	$—	$1,706,062

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
52

Schedule of Investments
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 8.9%
Abacus Group	1,543,317	$1,115,173
Abacus Storage King	1,899,904	1,588,723
Accent Group Ltd.	1,392,208	1,998,774
AET&D Holdings No. 1 Pty Ltd.(a)	169,200	1
AGL Energy Ltd.	2,123,365	14,434,230
Alpha HPA Ltd., NVS(b)	3,154,466	1,764,492
ALS Ltd.	1,695,359	17,164,203
Amotiv Ltd.	503,573	3,576,236
AMP Ltd.	9,521,431	7,396,656
Ansell Ltd.	488,978	8,754,608
APM Human Services International Ltd.	1,062,538	992,372
ARB Corp. Ltd.	275,261	7,605,858
Arena REIT	1,243,203	3,155,646
Atlas Arteria Ltd.	4,041,445	13,880,702
AUB Group Ltd.	359,934	7,605,649
Audinate Group Ltd.(b)	268,156	2,619,784
Aussie Broadband Ltd.(b)(c)	829,067	1,734,579
Austal Ltd.	1,152,372	1,978,455
Australian Agricultural Co. Ltd.(b)	711,676	651,561
Bank of Queensland Ltd.	2,335,445	9,650,961
Bapcor Ltd.	1,209,390	4,066,508
Beach Energy Ltd.	5,636,687	5,477,064
Bega Cheese Ltd.	963,609	2,816,236
Bellevue Gold Ltd.(b)	4,134,012	3,732,314
Bendigo & Adelaide Bank Ltd.	1,984,393	16,245,311
Boss Energy Ltd. (b)(c)	1,454,178	3,491,440
Breville Group Ltd.	354,730	6,816,238
Brickworks Ltd.	269,829	5,094,811
BWP Trust	2,019,231	4,736,578
Capricorn Metals Ltd.(b)	1,116,591	3,951,802
Centuria Capital Group	2,305,087	2,572,203
Centuria Industrial REIT	1,875,292	3,908,694
Centuria Office REIT	1,250,456	1,020,292
Cettire Ltd.(b)(c)	928,235	808,704
Challenger Ltd.	1,449,218	6,679,360
Champion Iron Ltd.	1,362,920	5,600,606
Charter Hall Group	1,646,692	13,751,416
Charter Hall Long Wale REIT	2,294,751	5,367,607
Charter Hall Retail REIT	1,858,522	4,252,336
Charter Hall Social Infrastructure REIT	1,142,066	1,920,605
Cleanaway Waste Management Ltd.	7,362,618	13,610,204
Clinuvel Pharmaceuticals Ltd.(c)	140,426	1,374,956
Codan Ltd./Australia	357,231	3,069,690
Collins Foods Ltd.	394,078	2,368,216
Coronado Global Resources Inc.(d)	3,087,146	2,914,505
Corporate Travel Management Ltd.	437,059	3,862,827
Credit Corp. Group Ltd.	237,703	2,726,781
Cromwell Property Group	5,122,856	1,394,914
Data#3 Ltd.	488,840	2,828,959
De Grey Mining Ltd.(b)	6,631,646	5,317,442
Deep Yellow Ltd.(b)	3,040,905	2,577,696
Deterra Royalties Ltd.	1,486,313	3,885,934
Dexus Industria REIT	689,648	1,309,462
Dicker Data Ltd.	314,793	2,108,744
Domain Holdings Australia Ltd.	884,577	1,867,377
Domino's Pizza Enterprises Ltd.	238,896	5,138,213
Downer EDI Ltd.	2,336,805	7,627,384
Eagers Automotive Ltd.	545,144	3,800,535
Elders Ltd.	558,356	3,480,125
Emerald Resources NL(b)	1,867,774	4,548,000
Security	Shares	Value
Australia (continued)
Evolution Mining Ltd.	6,963,418	$18,042,034
EVT Ltd.	325,375	2,468,352
Firefinch Ltd., NVS(a)	4,681,624	336,770
FleetPartners Group Ltd., NVS(b)	936,903	2,096,919
Flight Centre Travel Group Ltd.	640,994	9,332,799
G8 Education Ltd.	2,587,723	2,208,375
Genesis Minerals Ltd.(b)	3,480,611	4,800,548
Gold Road Resources Ltd.	3,798,492	4,247,231
GrainCorp Ltd., Class A	773,292	4,568,931
Growthpoint Properties Australia Ltd.	1,044,601	1,596,055
Hansen Technologies Ltd.	596,693	1,756,637
Harvey Norman Holdings Ltd.	1,940,276	6,093,665
Healius Ltd.(b)(c)	2,239,675	2,215,791
HealthCo REIT(c)	1,595,458	1,245,633
Helia Group Ltd.	1,020,240	2,666,259
HMC Capital Ltd.	754,247	3,848,457
HomeCo Daily Needs REIT	5,886,424	4,905,652
HUB24 Ltd.	265,174	8,636,449
IDP Education Ltd.	920,970	9,044,542
IGO Ltd.	2,395,238	8,771,622
Iluka Resources Ltd.	1,484,554	5,906,096
Imdex Ltd.(c)	1,802,909	2,708,771
Incitec Pivot Ltd.	6,788,058	13,104,937
Ingenia Communities Group	1,356,795	4,678,695
Inghams Group Ltd.	1,296,674	3,196,681
Insignia Financial Ltd.	1,877,570	3,401,746
IPH Ltd.	785,522	3,152,812
IRESS Ltd.(b)	662,342	4,625,423
JB Hi-Fi Ltd.	380,559	17,375,814
Johns Lyng Group Ltd.	745,442	2,912,292
Judo Capital Holdings Ltd.(b)(c)	2,468,807	2,241,134
Jumbo Interactive Ltd.	183,735	1,966,019
Karoon Energy Ltd.(b)	2,639,166	3,200,411
Kelsian Group Ltd.	625,920	2,152,856
Latin Resources Ltd., NVS(b)(c)	8,204,597	812,825
Lendlease Corp. Ltd.	2,309,344	9,532,633
Leo Lithium Ltd.(a)(b)	4,370,759	1,154,736
Lifestyle Communities Ltd.	379,395	2,242,628
Liontown Resources Ltd.(b)(c)	5,099,485	3,195,316
Lovisa Holdings Ltd.	234,545	5,378,886
Lynas Rare Earths Ltd.(b)(c)	3,104,701	12,693,346
MA Financial Group Ltd.(c)	369,656	1,091,525
Maas Group Holdings Ltd.(c)	374,298	1,076,998
Mader Group Ltd.(c)	173,264	708,162
Magellan Financial Group Ltd.	628,412	4,219,044
McMillan Shakespeare Ltd.	192,010	2,253,190
Megaport Ltd.(b)(c)	533,727	3,863,878
Metcash Ltd.	3,593,862	8,609,004
Monadelphous Group Ltd.	325,336	2,766,454
Mount Gibson Iron Ltd.(b)	2,610,143	607,603
Nanosonics Ltd.(b)	886,238	1,833,267
National Storage REIT	4,501,738	7,305,513
Netwealth Group Ltd.	427,224	6,640,237
Neuren Pharmaceuticals Ltd., NVS(b)	412,025	5,222,380
New Hope Corp. Ltd.	1,826,582	5,825,314
NEXTDC Ltd.(b)	2,090,967	23,026,211
nib holdings Ltd.	1,711,599	8,427,478
Nick Scali Ltd.	250,100	2,577,264
Nickel Industries Ltd.	6,029,980	3,379,779
Nine Entertainment Co. Holdings Ltd.	4,679,860	4,456,840
NRW Holdings Ltd.	1,472,633	3,225,260
Nufarm Ltd./Australia	1,281,652	3,907,410
53
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Objective Corp. Ltd.	113,890	$923,949
oOh!media Ltd.	1,894,289	1,799,308
Orora Ltd.	4,723,621	6,320,418
Paladin Energy Ltd.(b)(c)	989,829	7,425,397
Pepper Money Ltd./Australia	601,125	568,038
Perenti Ltd.	2,810,880	1,935,151
Perpetual Ltd.	367,364	5,336,300
Perseus Mining Ltd.	4,819,066	8,029,457
PEXA Group Ltd.(b)(c)	468,897	4,254,949
Pinnacle Investment Management Group Ltd.	506,310	5,466,081
Platinum Asset Management Ltd.	1,535,728	1,075,048
PolyNovo Ltd.(b)	2,310,235	4,073,020
Premier Investments Ltd.	308,991	6,718,320
PWR Holdings Ltd.	293,837	2,286,641
Qube Holdings Ltd.	5,867,270	14,692,841
Ramelius Resources Ltd.	3,798,201	4,847,156
Red 5 Ltd.(b)	21,668,555	5,557,675
Redox Ltd./Australia, NVS(c)	692,883	1,420,076
Region RE Ltd.	4,095,179	6,097,776
Regis Resources Ltd.(b)	2,651,276	2,925,314
Reliance Worldwide Corp. Ltd.	2,772,675	9,346,186
Resolute Mining Ltd.(b)	7,346,435	3,155,812
Rural Funds Group	1,321,577	1,844,788
Sandfire Resources Ltd.(b)	1,606,750	9,177,157
SG Fleet Group Ltd.	384,553	799,977
Sigma Healthcare Ltd.	4,742,596	4,040,791
Silex Systems Ltd.(b)(c)	634,476	1,952,912
Sims Ltd.	583,147	3,893,352
SiteMinder Ltd.(b)	762,499	2,801,510
SmartGroup Corp. Ltd.	446,588	2,527,351
Stanmore Resources Ltd.	1,147,005	2,792,921
Star Entertainment Group Ltd. (The)(b)	8,456,854	3,232,213
Steadfast Group Ltd.	3,698,951	15,701,625
Strike Energy Ltd.(b)(c)	8,761,008	1,145,400
Super Retail Group Ltd.	537,140	5,626,920
Tabcorp Holdings Ltd.	8,005,528	3,387,289
Technology One Ltd.	1,016,053	13,725,314
Telix Pharmaceuticals Ltd.(b)	865,949	10,871,103
Temple & Webster Group Ltd.(b)	298,407	1,910,481
Ventia Services Group Pty Ltd.	2,834,731	8,161,327
Viva Energy Group Ltd.(d)	4,311,023	9,196,065
Vulcan Steel Ltd.(c)	236,970	969,604
WA1 Resources Ltd., NVS(b)(c)	136,506	1,423,648
Waypoint REIT Ltd.	2,309,190	3,835,163
Webjet Ltd.(b)(c)	1,334,599	7,807,343
Weebit Nano Ltd.(b)(c)	614,180	949,417
West African Resources Ltd.(b)	3,796,017	3,731,472
Westgold Resources Ltd.(c)	3,264,847	5,609,177
Whitehaven Coal Ltd.	2,795,907	14,115,018
Worley Ltd.	1,664,775	16,512,785
Yancoal Australia Ltd., NVS	1,396,542	6,472,263
Zip Co. Ltd.(b)	3,423,972	4,326,336
		864,125,976
Austria — 1.0%
Andritz AG	237,396	15,207,653
AT&S Austria Technologie & Systemtechnik AG(b)(c)	87,981	1,877,788
BAWAG Group AG(d)	258,812	18,901,027
CA Immobilien Anlagen AG	148,890	4,866,313
DO & CO AG	27,046	4,557,398
EVN AG	126,959	4,149,733
Immofinanz AG(b)	122,079	3,621,995
Security	Shares	Value
Austria (continued)
Lenzing AG(b)(c)	66,458	$2,314,508
Oesterreichische Post AG	121,271	4,002,989
Palfinger AG	53,888	1,318,039
Porr AG	77,666	1,181,985
Raiffeisen Bank International AG	458,669	8,941,897
Schoeller-Bleckmann Oilfield Equipment AG(c)	36,085	1,434,181
UNIQA Insurance Group AG	437,608	3,746,552
Vienna Insurance Group AG Wiener Versicherung Gruppe	133,179	4,289,546
Wienerberger AG	394,074	13,971,700
		94,383,304
Belgium — 1.2%
Ackermans & van Haaren NV	77,656	14,899,036
Aedifica SA	166,558	10,586,860
Barco NV	246,004	3,177,664
Bekaert SA	127,205	5,208,619
bpost SA	346,203	989,150
Cofinimmo SA	132,776	8,536,497
Colruyt Group NV	155,611	7,464,207
Deme Group NV	26,887	4,842,635
Fagron	235,258	4,840,866
Galapagos NV(b)	158,072	4,225,873
KBC Ancora	126,992	6,175,466
Kinepolis Group NV(c)	47,580	1,927,010
Melexis NV	72,169	6,291,494
Montea NV	57,779	5,011,498
Ontex Group NV(b)	223,624	2,101,599
Proximus SADP	466,070	3,370,677
Recticel SA	142,280	1,903,246
Retail Estates NV	37,692	2,571,468
Shurgard Self Storage Ltd.	120,293	4,703,044
Solvay SA	259,319	9,129,200
Tessenderlo Group SA	89,701	2,393,837
VGP NV	48,297	5,232,813
Xior Student Housing NV	116,280	3,910,191
		119,492,950
China — 0.0%
OSL Group Ltd.(b)(c)	1,116,131	825,811
Denmark — 2.4%
ALK-Abello A/S(b)	463,683	10,451,362
Alm Brand A/S	2,950,886	5,629,584
Amagerbanken A/S(a)	130,550	—
Ambu A/S, Class B(b)	653,139	13,262,868
Bavarian Nordic A/S(b)	273,509	7,372,063
cBrain A/S	39,932	1,480,849
Chemometec A/S	54,998	3,048,999
D/S Norden A/S	76,778	3,321,218
DFDS A/S	110,468	3,030,022
FLSmidth & Co. A/S	150,416	7,673,208
GN Store Nord A/S(b)	474,582	12,470,696
H Lundbeck A/S	946,042	5,918,765
H Lundbeck A/S, Class A	182,104	979,539
ISS A/S(c)	556,318	10,168,690
Jyske Bank A/S, Registered	168,079	13,702,287
Matas A/S	125,333	2,141,535
Netcompany Group A/S(b)(c)(d)	156,602	6,665,264
Nilfisk Holding A/S(b)	44,300	825,435
NKT A/S(b)	188,137	16,935,689
NTG Nordic Transport Group A/S, Class A(b)(c)	22,894	971,031
Per Aarsleff Holding A/S	60,660	3,470,483
Ringkjoebing Landbobank A/S	96,149	17,017,796
Schedule of Investments
54

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark (continued)
Royal Unibrew A/S(b)	175,554	$13,783,303
Scandinavian Tobacco Group A/S, Class A(d)	199,703	2,925,139
Schouw & Co. A/S	44,504	3,672,416
Spar Nord Bank A/S	245,080	4,998,185
Svitzer A/S, NVS(b)	50,199	1,923,759
Sydbank A/S	196,449	10,591,012
Topdanmark A/S	157,712	8,590,746
TORM PLC, Class A	165,001	6,389,483
Zealand Pharma A/S(b)	236,205	31,821,820
		231,233,246
Finland — 1.2%
Cargotec OYJ, Class B	134,400	6,850,719
Citycon OYJ	323,381	1,424,123
Finnair OYJ(b)(c)	323,060	822,645
Harvia OYJ	48,763	2,098,444
Huhtamaki OYJ	343,694	13,926,286
Kalmar OYJ(b)	134,397	3,973,725
Kemira OYJ	379,321	8,579,870
Kempower OYJ(b)(c)	69,554	1,126,111
Kojamo OYJ(b)	470,627	4,654,380
Konecranes OYJ	235,719	16,465,748
Mandatum OYJ	1,514,825	7,015,952
Marimekko OYJ	100,434	1,486,943
Metsa Board OYJ, Class B	574,184	4,387,343
Musti Group OYJ(b)	21,837	602,644
Nokian Renkaat OYJ	417,527	3,809,626
Outokumpu OYJ	1,285,348	4,634,330
Puuilo OYJ	265,606	2,917,189
QT Group OYJ(b)(c)	67,075	5,968,980
Revenio Group OYJ	75,576	2,349,697
TietoEVRY OYJ	371,341	7,530,196
TietoEVRY OYJ, New	7,131	145,563
Tokmanni Group Corp.	167,636	2,051,906
Valmet OYJ	516,320	14,622,512
YIT OYJ(c)	469,677	1,179,218
		118,624,150
France — 3.5%
Abivax SA, NVS(b)	66,034	785,703
Air France-KLM, NVS(b)(c)	419,117	3,726,763
Altarea SCA(c)	17,554	1,897,882
Alten SA	105,293	11,580,323
Antin Infrastructure Partners SA	118,197	1,599,928
Aperam SA	149,237	4,055,292
Aubay	25,852	1,023,399
Beneteau SACA(c)	137,175	1,337,348
Carmila SA	213,215	3,851,044
Casino Guichard Perrachon SA, NVS(b)	354,126	1,341,385
Cie. des Alpes	77,068	1,103,511
Coface SA	371,251	5,620,572
Derichebourg SA(c)	336,888	1,734,833
Elior Group SA(b)(c)(d)	401,063	1,391,912
Elis SA	617,621	14,282,693
Equasens	18,239	949,604
Eramet SA	29,534	2,508,590
Esker SA	19,022	4,177,040
Esso SA Francaise	8,909	1,401,603
Etablissements Maurel et Prom SA	201,063	1,227,782
Eutelsat Communications SACA(b)(c)	450,819	2,329,940
Exclusive Networks SA(b)	48,051	1,209,074
Fnac Darty SA	39,076	1,159,796
Forvia SE	545,595	6,390,521
Security	Shares	Value
France (continued)
Gaztransport Et Technigaz SA	124,348	$18,322,063
GL Events SACA	15,864	325,240
ICADE	124,340	2,763,572
ID Logistics Group SACA(b)	9,941	4,807,119
Imerys SA	118,609	4,029,963
Interparfums SA	79,692	4,049,765
IPSOS SA	135,340	8,352,802
JCDecaux SE(b)	223,342	4,656,125
Kaufman & Broad SA	44,313	1,515,444
LISI SA	64,076	1,764,151
Manitou BF SA	41,425	958,165
Mercialys SA	331,744	4,203,516
Mersen SA	78,242	2,712,064
Metropole Television SA(c)	84,490	1,102,851
Neoen SA(d)	240,130	10,012,936
Nexans SA	107,982	13,956,260
Nexity SA(b)(c)	131,470	1,481,769
Opmobility	211,273	2,214,973
Orpea SA, NVS(b)	249,100	2,790,780
OVH Groupe SAS, NVS(b)(c)	133,279	859,798
Peugeot Invest SA	17,662	1,599,147
Pierre & Vacances SA, NVS(b)(c)	496,664	737,193
Pluxee NV, NVS(b)	312,564	7,326,453
Quadient SA	113,565	2,252,776
Rubis SCA	275,506	8,628,689
SCOR SE	532,084	11,387,811
Seche Environnement SACA, NVS	7,927	865,103
SES SA, Class A	1,302,214	7,041,378
Societe BIC SA	83,147	5,216,778
SOITEC(b)(c)	87,074	11,226,573
Sopra Steria Group SACA	54,070	10,022,150
SPIE SA	497,449	19,228,837
Technip Energies NV	544,225	13,864,937
Television Francaise 1 SA	141,411	1,244,303
Trigano SA	30,742	3,604,600
Ubisoft Entertainment SA(b)(c)	332,578	6,832,289
Valeo SE	757,091	8,651,399
Vallourec SACA(b)(c)	566,671	9,162,289
Valneva SE(b)(c)	365,353	1,302,032
Verallia SA(d)	252,832	7,437,150
Vicat SACA	59,624	2,073,472
Virbac SACA	14,954	5,692,591
Voltalia SA(b)(c)	140,845	1,565,621
VusionGroup(c)	25,755	3,753,621
Wavestone	26,388	1,532,970
Wendel SE	93,810	8,988,081
Worldline SA/France(b)(d)	737,329	8,366,379
X-Fab Silicon Foundries SE(b)(c)(d)	208,599	1,334,500
		338,505,016
Germany — 3.6%
1&1 AG	125,832	2,025,585
About You Holding SE(b)	156,871	592,700
Adesso SE(c)	11,386	1,125,742
Adtran Networks SE	65,819	1,369,091
AIXTRON SE(c)	397,455	9,280,396
Amadeus Fire AG	19,147	1,967,468
Aroundtown SA(b)	2,673,721	5,704,062
Atoss Software SE	27,732	4,088,130
Aurubis AG	109,659	8,551,782
Auto1 Group SE(b)(c)(d)	369,389	3,110,148
BayWa AG(b)(c)	53,065	745,221
Befesa SA(d)	124,313	3,859,487
55
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Bilfinger SE	96,672	$5,419,940
Borussia Dortmund GmbH & Co. KGaA(b)	260,622	1,028,137
CANCOM SE	115,026	4,080,805
Ceconomy AG(b)	496,699	1,498,139
Cewe Stiftung & Co. KGaA	17,506	1,874,356
CompuGroup Medical SE & Co. KgaA	96,102	1,666,709
CureVac NV(b)	347,054	1,247,032
Datagroup SE	17,274	783,958
Dermapharm Holding SE	65,929	2,525,526
Deutsche Pfandbriefbank AG(b)(c)(d)	462,638	2,610,854
Deutz AG	422,863	2,435,563
Duerr AG	182,434	4,012,562
Eckert & Ziegler SE	50,981	2,385,976
Elmos Semiconductor SE(c)	22,706	1,856,004
ElringKlinger AG	103,335	541,278
Encavis AG, NVS(b)(c)	419,498	7,862,436
Energiekontor AG	24,506	1,723,857
Evotec SE(b)	502,155	4,731,597
Fielmann Group AG	86,794	3,929,590
flatexDEGIRO AG	270,742	3,823,321
Formycon AG(b)	31,071	1,779,113
Fraport AG Frankfurt Airport Services Worldwide(b)	129,824	6,592,890
Freenet AG	418,184	11,572,019
Gerresheimer AG	120,895	12,499,007
GFT Technologies SE	60,898	1,563,834
Grand City Properties SA(b)	247,796	2,921,015
Grenke AG	99,145	3,061,574
Hamborner REIT AG	264,883	1,863,567
Hamburger Hafen und Logistik AG, NVS	99,573	1,670,325
HelloFresh SE(b)(c)	576,861	3,603,506
Hensoldt AG	223,572	8,272,426
Hornbach Holding AG & Co. KGaA	30,216	2,476,639
Hugo Boss AG(c)	196,147	7,794,974
Hypoport SE(b)(c)	14,346	4,263,677
Ionos SE(b)	73,710	1,947,209
Jenoptik AG	177,438	5,059,061
JOST Werke SE(d)	44,891	2,029,142
K+S AG, Registered(c)	630,188	8,118,495
KION Group AG	252,296	9,978,265
Kloeckner & Co. SE	191,441	1,056,176
Knaus Tabbert AG	15,640	524,600
Kontron AG	134,885	2,857,835
Krones AG	49,364	6,678,655
Lanxess AG	304,421	7,947,397
MBB SE	8,158	912,154
METRO AG(c)	380,917	1,734,577
Mutares SE & Co. KGaA	49,266	1,705,208
Nagarro SE(b)	28,843	2,508,225
Nordex SE(b)	418,879	6,350,680
Norma Group SE	110,652	2,057,359
Northern Data AG(b)(c)	46,094	1,047,543
Patrizia SE	146,589	1,154,750
Pfeiffer Vacuum Technology AG	12,651	2,157,416
PNE AG(c)	108,149	1,720,550
ProSiebenSat.1 Media SE(c)	493,859	3,388,040
PVA TePla AG(b)	74,814	1,168,850
Redcare Pharmacy NV(b)(c)(d)	53,033	7,939,222
RENK Group AG(b)	102,076	2,895,464
SAF-Holland SE	159,855	3,270,154
Salzgitter AG	81,996	1,470,204
Schott Pharma AG & Co. KGaA(c)	131,772	4,541,390
Secunet Security Networks AG	5,607	741,600
Security	Shares	Value
Germany (continued)
SGL Carbon SE(b)(c)	214,933	$1,443,521
Siltronic AG	58,143	4,741,814
Sixt SE(c)	47,834	3,337,657
SMA Solar Technology AG	54,630	1,469,283
Stabilus SE	85,724	4,194,953
Steico SE(c)	19,898	588,347
Stratec SE	26,405	1,161,647
Stroeer SE & Co. KGaA	115,133	7,784,194
Suedzucker AG	210,656	2,776,826
SUESS MicroTec SE	66,518	4,516,993
TAG Immobilien AG(b)	616,771	9,292,103
Takkt AG(c)	86,783	1,004,954
TeamViewer SE(b)(d)	516,611	6,967,497
thyssenkrupp AG	1,723,625	6,599,757
Thyssenkrupp Nucera AG & Co. KGaa(b)(c)(d)	88,350	833,897
TUI AG(b)	1,614,996	10,414,855
United Internet AG, Registered(e)	304,067	6,743,963
Verbio SE(c)	70,880	1,332,596
Vib Vermoegen AG(b)	29,899	264,043
Vossloh AG	38,714	2,058,074
Wacker Chemie AG	63,364	6,333,162
Wacker Neuson SE	80,101	1,246,838
Wuestenrot & Wuerttembergische AG	94,772	1,280,036
		347,739,249
Hong Kong — 1.4%
ASMPT Ltd.	1,079,400	11,285,728
Bank of East Asia Ltd. (The)	3,731,600	4,706,614
Brightoil Petroleum Holdings Ltd.(a)	12,938,512	17
Cafe de Coral Holdings Ltd.(c)	1,140,000	1,174,350
CITIC Telecom International Holdings Ltd.	5,914,000	1,575,908
Citychamp Watch & Jewellery Group Ltd.(b)(c)	5,546,000	695,659
C-Mer Eye Care Holdings Ltd.(b)(c)	2,424,000	812,267
Cowell e Holdings Inc.(b)	925,000	2,537,173
Dah Sing Banking Group Ltd.	1,693,200	1,340,839
Dah Sing Financial Holdings Ltd.	664,400	1,738,139
E-Commodities Holdings Ltd.	5,090,000	1,029,355
ESR Group Ltd.(d)	5,073,400	7,670,135
First Pacific Co. Ltd.	7,984,000	3,553,524
Fortune REIT	5,545,000	2,654,922
Guotai Junan International Holdings Ltd.(c)	10,075,000	862,040
Hang Lung Properties Ltd.	6,061,000	4,444,490
Health and Happiness H&H International Holdings Ltd.(c)	795,500	874,629
HKBN Ltd.(c)	3,305,500	1,047,011
Hutchison Telecommunications Hong Kong Holdings Ltd.(c)	7,506,000	970,332
Hysan Development Co. Ltd.	2,250,000	3,081,354
IGG Inc.(b)	2,722,000	985,424
Johnson Electric Holdings Ltd.	1,310,750	1,812,236
JS Global Lifestyle Co. Ltd.(d)	5,096,500	1,018,687
Kerry Logistics Network Ltd.	1,245,888	1,090,751
Kerry Properties Ltd.	2,060,500	3,510,334
Luk Fook Holdings International Ltd.	1,220,000	2,399,486
Man Wah Holdings Ltd.	5,510,800	3,250,277
Melco International Development Ltd.(b)(c)	2,268,000	1,331,336
Melco Resorts & Entertainment Ltd., ADR(b)(c)	772,075	4,408,548
New World Development Co. Ltd.(c)	4,751,000	4,429,096
NWS Holdings Ltd.(c)	3,417,000	3,060,316
Pacific Basin Shipping Ltd.	18,218,000	5,470,085
PAX Global Technology Ltd.	2,503,000	1,404,414
PCCW Ltd.	14,619,000	7,579,589
Realord Group Holdings Ltd.(b)(c)	1,534,000	1,050,436
Schedule of Investments
56

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Shangri-La Asia Ltd.	4,398,000	$3,083,428
SJM Holdings Ltd.(b)(c)	8,954,000	2,886,135
SmarTone Telecommunications Holdings Ltd.	1,278,000	613,206
Stella International Holdings Ltd.	1,917,500	3,195,486
SUNeVision Holdings Ltd.	2,361,000	830,021
Texhong International Group Ltd.(b)(c)	995,000	509,417
Theme International Holdings Ltd.(c)	18,190,000	1,049,054
United Energy Group Ltd.(b)(c)	27,644,000	1,185,322
United Laboratories International Holdings Ltd. (The)(c)	3,534,000	4,059,762
Vitasoy International Holdings Ltd.	2,922,000	2,096,289
Viva Goods Co. Ltd.	13,928,000	1,033,460
VSTECS Holdings Ltd.(c)	2,514,000	1,382,820
VTech Holdings Ltd.	569,900	3,749,411
Wynn Macau Ltd.(c)	5,550,000	4,099,758
Xinyi Electric Storage Holdings Ltd.(b)	1	—
Xinyi Glass Holdings Ltd.	5,940,000	6,274,769
Yue Yuen Industrial Holdings Ltd.	2,838,500	4,633,637
		135,537,476
Ireland — 0.3%
Cairn Homes PLC	2,244,926	4,591,889
Dalata Hotel Group PLC	740,469	3,296,539
Glanbia PLC	702,669	14,060,969
Glenveagh Properties PLC(b)(d)	1,977,317	2,944,573
Irish Residential Properties REIT PLC	1,515,835	1,509,271
Uniphar PLC(b)	815,642	2,301,809
		28,705,050
Israel — 2.7%
Africa Israel Residences Ltd.	20,593	1,209,642
Airport City Ltd.(b)	244,194	3,374,524
Alony Hetz Properties & Investments Ltd.(c)	550,677	3,675,680
Amot Investments Ltd.	847,394	3,434,672
Ashtrom Group Ltd.(b)(c)	155,804	1,956,171
Aura Investments Ltd.	520,815	2,058,532
Azorim-Investment Development & Construction Co. Ltd.(b)(c)	303,682	1,374,690
Bezeq The Israeli Telecommunication Corp. Ltd.	7,287,298	8,260,269
Big Shopping Centers Ltd.(b)(c)	51,807	5,059,653
Blue Square Real Estate Ltd.	21,963	1,506,992
Camtek Ltd./Israel	101,897	10,228,672
Cellcom Israel Ltd.(b)	428,261	1,617,807
Cellebrite DI Ltd.(b)	201,361	2,758,646
Clal Insurance Enterprises Holdings Ltd.(b)	219,087	3,337,579
Danel Adir Yeoshua Ltd.	19,972	1,637,154
Danya Cebus Ltd.	27,096	594,171
Delek Automotive Systems Ltd.	199,771	1,093,945
Delek Group Ltd.	32,945	3,409,748
Delta Galil Ltd.	41,272	1,833,028
Elco Ltd.(c)	31,117	887,186
Electra Consumer Products 1970 Ltd.(b)	39,192	756,541
Electra Ltd./Israel(c)	7,695	2,820,229
Electra Real Estate Ltd.(c)	91,300	885,066
Energix-Renewable Energies Ltd.(c)	986,128	3,375,246
Enlight Renewable Energy Ltd.(b)(c)	417,470	6,396,228
Equital Ltd.(b)(c)	89,786	2,589,462
Fattal Holdings 1998 Ltd.(b)	26,261	2,778,169
FIBI Holdings Ltd.	60,563	2,481,351
First International Bank Of Israel Ltd. (The)	192,016	7,741,854
Fiverr International Ltd.(b)(c)	117,222	3,060,666
Formula Systems 1985 Ltd.	34,592	2,695,095
Fox Wizel Ltd.	30,309	1,988,438
Security	Shares	Value
Israel (continued)
G City Ltd.(b)	305,406	$845,837
Gav-Yam Lands Corp. Ltd.	0	2
Harel Insurance Investments & Financial Services Ltd.	370,180	3,325,136
Hilan Ltd.	56,386	3,030,978
Inmode Ltd.(b)(c)	276,929	5,017,954
Isracard Ltd.	650,728	2,263,061
Israel Canada T.R Ltd.(c)	565,744	1,997,707
Israel Corp Ltd.	12,923	2,713,039
Isras Holdings Ltd., NVS(b)	11,633	903,004
Isras Investment Co. Ltd.	6,046	1,098,774
Ituran Location and Control Ltd.	51,272	1,357,170
Kenon Holdings Ltd./Singapore	74,879	1,900,391
Kornit Digital Ltd.(b)(c)	166,107	2,599,575
Kvutzat Acro Ltd., NVS(c)	68,794	727,719
M Yochananof & Sons Ltd.	17,842	885,138
Magic Software Enterprises Ltd.	94,890	1,006,081
Matrix IT Ltd.	124,980	2,438,678
Maytronics Ltd.	168,070	691,215
Mega Or Holdings Ltd.	83,321	2,087,783
Melisron Ltd.	91,781	6,433,455
Menora Mivtachim Holdings Ltd.(c)	81,461	2,090,180
Migdal Insurance & Financial Holdings Ltd.	1,430,528	1,697,648
Mivne Real Estate KD Ltd.	2,168,166	5,000,653
Nano Dimension Ltd., ADR(b)(c)	708,187	1,720,894
Naphtha Israel Petroleum Corp. Ltd.(b)	24,100	134,193
Nayax Ltd.(b)(c)	28,056	615,221
Next Vision Stabilized Systems Ltd., NVS(c)	196,871	2,372,097
Nova Ltd.(b)	101,646	20,423,911
Oddity Tech Ltd., Class A, NVS(b)(c)	110,732	4,478,556
Oil Refineries Ltd.	9,024,226	2,169,970
One Software Technologies Ltd.	148,446	1,857,687
OPC Energy Ltd.(b)(c)	390,348	2,784,011
OY Nofar Energy Ltd.(b)	53,137	1,177,183
Pagaya Technologies Ltd., Class A(b)	129,046	1,920,205
Partner Communications Co. Ltd.(b)(c)	460,444	1,900,044
Paz Oil Co. Ltd.	36,146	3,415,426
Perion Network Ltd.(b)	165,027	1,347,113
Phoenix Holdings Ltd. (The)	620,934	5,999,857
Prashkovsky Investments and Construction Ltd.(c)	32,077	680,000
Radware Ltd.(b)(c)	126,959	2,876,891
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	30,444	1,685,928
Reit 1 Ltd.	682,502	2,551,849
Retailors Ltd.	65,621	1,014,871
Riskified Ltd.(b)	331,862	2,084,093
Sapiens International Corp. NV	115,951	4,484,888
Sella Capital Real Estate Ltd.	780,644	1,433,638
Shapir Engineering and Industry Ltd.(b)	509,553	2,833,143
Shikun & Binui Ltd.(b)(c)	1,180,525	2,679,945
Shufersal Ltd.	792,787	5,368,875
SimilarWeb Ltd.(b)	98,178	601,831
Strauss Group Ltd.	200,611	2,924,059
Summit Real Estate Holdings Ltd.	126,202	1,494,440
Tadiran Group Ltd.(c)	11,466	573,176
Tel Aviv Stock Exchange Ltd.	339,790	2,699,369
Tower Semiconductor Ltd.(b)	387,165	15,600,841
WalkMe Ltd.(b)	90,311	1,253,517
YH Dimri Construction & Development Ltd.(c)	25,586	2,029,115
ZIM Integrated Shipping Services Ltd.	337,237	6,640,197
		260,815,318
57
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy — 3.2%
A2A SpA	5,480,349	$11,607,764
ACEA SpA	144,926	2,514,392
Anima Holding SpA(d)	638,385	3,356,960
Ariston Holding NV	247,534	1,005,328
Arnoldo Mondadori Editore SpA	453,046	1,282,158
Ascopiave SpA	272,720	733,451
Azimut Holding SpA	375,149	9,399,671
Banca Generali SpA	203,255	8,844,945
Banca IFIS SpA	87,513	2,054,409
Banca Monte dei Paschi di Siena SpA	3,357,517	18,321,493
Banca Popolare di Sondrio SpA	1,314,389	10,017,136
BFF Bank SpA(d)	630,792	7,130,253
Bio On SpA(a)(c)	19,879	—
BPER Banca SpA	3,459,601	20,242,235
Brembo NV	530,744	5,954,039
Brunello Cucinelli SpA	118,076	11,029,153
Buzzi SpA	334,066	13,096,737
Carel Industries SpA(d)	172,452	3,185,185
Cembre SpA(c)	7,184	280,285
Cementir Holding NV	172,438	1,944,659
CIR SpA-Compagnie Industriali(b)	4,100,851	2,612,319
Credito Emiliano SpA	299,286	3,276,183
d'Amico International Shipping SA, NVS	146,648	1,109,401
Danieli & C Officine Meccaniche SpA(c)	32,178	1,253,687
De' Longhi SpA	265,733	8,375,984
Digital Value SpA	12,805	762,202
El.En. SpA(c)	159,627	1,677,464
Enav SpA(d)	955,706	4,087,758
ERG SpA	184,169	4,883,356
Ferretti SpA, NVS	534,277	1,616,128
Fila SpA	109,891	1,060,851
Fincantieri SpA(b)(c)	338,520	1,885,943
GVS SpA(b)(d)	239,951	1,658,213
Hera SpA	2,832,458	10,363,950
Industrie De Nora SpA(c)	112,133	1,298,903
Intercos SpA, NVS	154,841	2,765,015
Interpump Group SpA	264,464	11,469,348
Iren SpA	2,085,463	4,243,594
Italgas SpA	1,750,786	9,361,740
Iveco Group NV	612,422	6,289,040
Juventus Football Club SpA, NVS(b)(c)	508,071	1,308,666
Lottomatica Group SpA(c)	374,439	4,575,121
LU-VE SpA, NVS	32,607	905,161
Maire Tecnimont SpA	518,212	4,111,897
MARR SpA	115,807	1,442,867
MFE-MediaForEurope NV, NVS	262,637	1,218,816
MFE-MediaForEurope NV, Class A(c)	516,691	1,760,239
OVS SpA(d)	654,675	1,851,998
Pharmanutra SpA(c)	13,940	714,661
Piaggio & C SpA	564,241	1,554,259
Pirelli & C SpA(d)	1,026,334	6,425,140
RAI Way SpA(d)	325,134	1,752,344
Reply SpA	78,471	11,138,625
Safilo Group SpA(b)	768,847	868,696
Saipem SpA(b)	4,518,484	10,734,263
Salcef Group SpA	74,360	2,056,164
Salvatore Ferragamo SpA(c)	228,113	1,989,106
Sanlorenzo SpA/Ameglia	46,383	1,888,494
Saras SpA	1,531,497	2,650,322
Seco SpA(b)(c)	144,107	403,156
Sesa SpA(c)	27,356	3,006,037
SOL SpA	123,703	4,625,636
Security	Shares	Value
Italy (continued)
Spaxs SpA(c)	199,502	$1,022,645
Tamburi Investment Partners SpA	325,830	3,285,406
Technogym SpA(d)	473,008	4,638,996
Technoprobe SpA(b)	530,406	4,826,020
Tinexta SpA	71,418	1,170,220
Unipol Gruppo SpA	1,371,712	14,779,317
Webuild SpA	1,512,175	3,958,655
Wiit SpA	35,771	871,046
Zignago Vetro SpA(c)	125,216	1,536,845
		315,122,150
Japan — 35.1%
77 Bank Ltd. (The)	207,100	6,465,490
ABC-Mart Inc.	340,700	6,715,784
Acom Co. Ltd.	1,640,300	4,723,242
Activia Properties Inc.	2,196	5,195,045
Adastria Co. Ltd.	98,380	2,189,879
ADEKA Corp.	269,200	5,715,073
Advance Logistics Investment Corp.	2,039	1,622,725
Advance Residence Investment Corp.	4,712	9,885,639
Aeon Delight Co. Ltd.	68,500	1,785,208
AEON Financial Service Co. Ltd.	381,200	3,499,491
Aeon Hokkaido Corp.	182,600	1,116,151
Aeon Mall Co. Ltd.	309,200	4,239,200
AEON REIT Investment Corp.	6,027	5,208,037
Ai Holdings Corp.	119,600	1,999,342
Aica Kogyo Co. Ltd.	185,600	4,295,425
Aichi Corp.	124,700	1,051,079
Aichi Financial Group Inc., NVS	133,900	2,416,917
Aida Engineering Ltd.(c)	158,800	902,568
Aiful Corp.	1,117,800	2,897,053
Ain Holdings Inc.	94,800	3,644,707
Air Water Inc.	648,800	9,531,563
Aisan Industry Co. Ltd.	70,000	706,798
Alfresa Holdings Corp.	608,100	9,499,968
Alpen Co. Ltd.	62,300	916,371
Alps Alpine Co. Ltd.	648,000	6,867,789
Alps Logistics Co. Ltd.	55,900	2,127,653
Amada Co. Ltd.	1,114,500	13,088,604
Amano Corp.	188,800	4,786,461
Amvis Holdings Inc.(c)	142,000	2,472,263
Anritsu Corp.	476,200	4,087,061
Anycolor Inc.(b)(c)	86,700	1,471,433
AOKI Holdings Inc.	136,100	1,243,964
Aoyama Trading Co. Ltd.	150,200	1,537,237
Aozora Bank Ltd.(c)	377,300	6,272,432
Appier Group Inc.(b)(c)	237,800	1,971,422
Arata Corp.	104,500	2,489,234
Arclands Corp.	175,662	2,133,700
Arcs Co. Ltd.	134,800	2,449,168
ARE Holdings Inc.	252,200	3,450,576
Argo Graphics Inc.	56,600	1,928,817
Ariake Japan Co. Ltd.	62,700	2,237,361
Artience Co. Ltd.	126,600	2,677,098
As One Corp.	205,200	4,421,171
Asahi Intecc Co. Ltd.	745,100	11,811,861
Asahi Yukizai Corp.	44,400	1,421,126
ASKUL Corp.	137,100	1,937,600
Atom Corp.(b)(c)	397,000	1,974,783
Autobacs Seven Co. Ltd.	217,600	2,405,383
Avex Inc.	112,800	1,128,953
Awa Bank Ltd. (The)	112,200	2,081,301
Axial Retailing Inc.	179,300	1,228,011
Schedule of Investments
58

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Azbil Corp.	398,000	$11,565,558
AZ-COM MARUWA Holdings Inc.	197,800	1,703,377
Bank of Nagoya Ltd. (The)	37,200	2,013,159
Base Co. Ltd.	27,900	523,670
BayCurrent Consulting Inc.	464,600	14,302,531
Belc Co. Ltd.	37,700	1,580,428
Bell System24 Holdings Inc.	112,300	1,160,992
Belluna Co. Ltd.	204,200	1,061,977
Bengo4.com Inc.(b)(c)	32,900	800,058
Bic Camera Inc.	336,700	3,799,716
BIPROGY Inc.	246,100	8,064,338
BML Inc.	71,200	1,420,415
Bunka Shutter Co. Ltd.	187,400	2,163,688
C Uyemura & Co. Ltd.	37,300	2,676,448
C.I. Takiron Corp.	177,700	1,011,779
Calbee Inc.	280,100	6,429,608
Canon Electronics Inc.	54,500	832,392
Canon Marketing Japan Inc.	159,300	4,932,951
Casio Computer Co. Ltd.	674,300	5,427,169
Cawachi Ltd.	53,300	988,430
Central Automotive Products Ltd.	28,200	932,239
Central Glass Co. Ltd.	69,800	1,750,190
Change Holdings Inc.(c)	156,500	1,167,951
Chiyoda Corp.(b)(c)	536,800	1,099,652
Chofu Seisakusho Co. Ltd.	64,600	924,470
Chudenko Corp.	96,000	2,241,012
Chugin Financial Group Inc., NVS	518,500	5,776,270
Chugoku Electric Power Co. Inc. (The)	1,021,000	7,425,434
Chugoku Marine Paints Ltd.	139,900	1,935,444
Citizen Watch Co. Ltd.	637,800	4,300,661
CKD Corp.	183,100	3,656,804
Coca-Cola Bottlers Japan Holdings Inc.	470,700	7,019,417
COLOPL Inc.	212,400	863,261
Colowide Co. Ltd.	254,900	3,508,862
Comforia Residential REIT Inc.	2,421	5,022,541
COMSYS Holdings Corp.	400,000	8,611,273
Comture Corp.	84,400	1,061,006
Cosmo Energy Holdings Co. Ltd.	218,900	11,747,617
Cosmos Pharmaceutical Corp.	69,900	6,284,622
Cover Corp.(b)(c)	106,500	1,393,524
CRE Logistics REIT Inc.	2,208	2,128,599
Create Restaurants Holdings Inc.	410,500	2,930,402
Create SD Holdings Co. Ltd.	85,800	1,925,069
Credit Saison Co. Ltd.	519,300	12,036,958
Curves Holdings Co. Ltd.	195,000	1,071,037
CyberAgent Inc.	1,471,600	9,514,521
Cybozu Inc.	90,400	1,093,388
Daicel Corp.	806,900	7,843,708
Dai-Dan Co. Ltd.	115,900	2,375,427
Daido Steel Co. Ltd.	432,400	4,326,382
Daiei Kankyo Co. Ltd.	140,500	2,687,307
Daihen Corp.	63,400	3,111,263
Daiichikosho Co. Ltd.	260,800	3,147,827
Daiki Aluminium Industry Co. Ltd.	97,000	804,454
Daikokutenbussan Co. Ltd.	17,900	1,272,902
Daio Paper Corp.	296,400	1,769,039
Daiseki Co. Ltd.	150,360	3,599,359
Daishi Hokuetsu Financial Group Inc.	122,100	4,865,150
Daiwa House REIT Investment Corp.	8,150	13,115,917
Daiwa Industries Ltd.	112,900	1,188,761
Daiwa Office Investment Corp.(c)	1,963	3,845,453
Daiwa Securities Living Investments Corp.	7,113	4,838,388
Security	Shares	Value
Japan (continued)
Daiwabo Holdings Co. Ltd.	286,700	$5,402,483
DCM Holdings Co. Ltd.	383,500	3,701,757
DeNA Co. Ltd.	259,100	2,678,471
Denka Co. Ltd.	279,000	4,065,866
Dentsu Soken Inc.	91,100	3,463,197
Descente Ltd.	120,200	3,174,055
Dexerials Corp.	190,600	9,150,454
DIC Corp.	266,500	5,482,267
Digital Arts Inc.	37,300	1,184,174
Digital Garage Inc.	100,900	1,876,661
Dip Corp.	127,100	2,613,079
DMG Mori Co. Ltd.	421,300	10,719,774
Doshisha Co. Ltd.	93,000	1,420,053
Doutor Nichires Holdings Co. Ltd.	98,000	1,520,903
Dowa Holdings Co. Ltd.	182,500	6,697,781
DTS Corp.	142,300	4,113,728
Duskin Co. Ltd.	136,400	3,586,234
DyDo Group Holdings Inc.	68,300	1,235,843
Eagle Industry Co. Ltd.	60,000	844,629
Earth Corp.	48,700	1,632,286
Ebara Corp.	1,611,400	23,076,074
EDION Corp.	231,700	2,699,593
eGuarantee Inc.	122,000	1,194,353
Eiken Chemical Co. Ltd.	118,900	1,925,549
Eizo Corp.	45,000	1,456,238
Elecom Co. Ltd.	160,700	1,762,068
Electric Power Development Co. Ltd.	506,300	8,369,554
en Japan Inc.	112,800	2,111,712
Enplas Corp.(c)	20,100	1,018,762
ES-Con Japan Ltd.	131,000	904,438
Euglena Co. Ltd.(b)(c)	356,800	1,313,320
Exedy Corp.	131,800	2,798,462
EXEO Group Inc.	639,400	6,974,253
Ezaki Glico Co. Ltd.	167,100	5,132,281
Fancl Corp.	298,800	5,787,009
FCC Co. Ltd.	125,300	1,954,736
Ferrotec Holdings Corp.	157,800	2,616,625
Financial Products Group Co. Ltd.	221,900	3,853,913
Food & Life Companies Ltd.	382,100	6,695,949
FP Corp.	167,400	2,887,440
FP Partner Inc.(c)	31,300	646,836
Freee KK(b)	155,700	2,551,007
Frontier Real Estate Investment Corp.	1,726	5,003,516
Fuji Co. Ltd./Ehime	112,500	1,479,801
Fuji Corp./Aichi	266,700	4,459,987
Fuji Kyuko Co. Ltd.	78,500	1,601,984
Fuji Media Holdings Inc.	164,600	2,063,191
Fuji Oil Holdings Inc.	154,600	3,227,970
Fuji Seal International Inc.	136,800	2,186,974
Fuji Soft Inc.	189,800	9,093,371
Fujicco Co. Ltd.	37,700	466,548
Fujikura Ltd.	879,700	17,623,573
Fujimi Inc.	187,500	3,937,915
Fujimori Kogyo Co. Ltd.	37,300	1,121,804
Fujio Food Group Inc.(b)(c)	79,600	744,765
Fujitec Co. Ltd.	204,900	5,926,780
Fujitsu General Ltd.	214,800	2,818,182
Fujiya Co. Ltd.	37,900	686,353
Fukuda Denshi Co. Ltd.(c)	55,900	2,518,244
Fukuoka Financial Group Inc.	601,300	16,865,777
Fukuoka REIT Corp.	2,215	2,318,961
Fukushima Galilei Co. Ltd.	40,200	1,807,516
59
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Fukuyama Transporting Co. Ltd.	73,400	$1,979,901
Funai Soken Holdings Inc.	129,560	1,890,534
Furukawa Co. Ltd.	86,600	1,057,760
Furukawa Electric Co. Ltd.	232,800	6,368,652
Furuya Metal Co. Ltd.	50,100	1,524,067
Fuso Chemical Co. Ltd.	66,500	1,721,202
Future Corp.	151,300	1,732,270
Fuyo General Lease Co. Ltd.	57,400	4,691,486
G-7 Holdings Inc.	77,400	872,031
Genky DrugStores Co. Ltd.	59,400	1,370,922
Geo Holdings Corp.	86,900	954,202
Global One Real Estate Investment Corp.	3,374	2,280,150
Glory Ltd.	146,100	2,655,979
GLP J-REIT	16,441	14,403,686
GMO Financial Gate Inc.	17,500	774,429
GMO Financial Holdings Inc.	181,500	776,239
GMO internet group Inc.	233,000	3,860,449
GMO Payment Gateway Inc.	145,900	8,363,613
GNI Group Ltd.(b)	177,797	2,721,445
Godo Steel Ltd.	27,200	884,233
Goldcrest Co. Ltd.	60,600	1,158,247
Goldwin Inc.	75,700	4,662,204
Gree Inc.	238,700	843,955
GS Yuasa Corp.	283,900	5,051,509
G-Tekt Corp.	73,600	892,662
GungHo Online Entertainment Inc.	145,330	2,841,350
Gunma Bank Ltd. (The)	1,183,400	8,028,272
Gunze Ltd.	48,200	1,789,748
H.U. Group Holdings Inc.	194,000	3,414,109
H2O Retailing Corp.	324,500	5,644,555
Hachijuni Bank Ltd. (The)	1,261,600	8,992,171
Hakuhodo DY Holdings Inc.	759,000	6,198,247
Hakuto Co. Ltd.	37,700	1,262,574
Halows Co. Ltd.	28,500	868,588
Hamakyorex Co. Ltd.	49,300	1,563,157
Hankyu Hanshin REIT Inc.	2,089	1,855,343
Hanwa Co. Ltd.	111,400	4,305,889
Harmonic Drive Systems Inc.	187,100	5,141,869
Haseko Corp.	813,500	10,152,042
Hazama Ando Corp.	489,400	3,954,889
Heiwa Corp.	187,300	2,687,093
Heiwa Real Estate Co. Ltd.	103,300	2,969,187
Heiwa Real Estate REIT Inc.	3,408	2,984,783
Heiwado Co. Ltd.	101,900	1,668,447
Hiday Hidaka Corp.	90,800	1,680,774
Hino Motors Ltd.(b)	1,004,400	3,244,839
Hioki EE Corp	33,600	1,801,653
Hirata Corp.	31,100	1,287,307
Hirogin Holdings Inc.	887,600	7,204,796
Hirose Electric Co. Ltd.	101,700	12,733,224
HIS Co. Ltd.(b)	195,100	2,250,512
Hisamitsu Pharmaceutical Co. Inc.	180,100	4,960,640
Hitachi Zosen Corp.	562,500	4,083,709
Hogy Medical Co. Ltd.	78,700	2,164,977
Hokkaido Electric Power Co. Inc.	613,000	4,168,322
Hokkoku Financial Holdings Inc.	67,700	2,549,094
Hokuetsu Corp.(c)	335,500	2,597,162
Hokuhoku Financial Group Inc.	380,200	5,316,928
Hokuriku Electric Power Co.	578,600	3,708,521
Hokuto Corp.	91,100	1,163,273
Horiba Ltd.	119,500	9,457,854
Hoshino Resorts REIT Inc.	995	3,442,210
Security	Shares	Value
Japan (continued)
Hosiden Corp.	134,200	$1,830,842
House Foods Group Inc.	200,400	3,953,379
Hulic REIT Inc.	4,508	4,290,947
Hyakugo Bank Ltd. (The)	723,600	3,239,825
Ichibanya Co. Ltd.	246,400	1,753,271
Ichigo Inc.	871,400	2,456,681
Ichigo Office REIT Investment Corp.	3,522	1,966,783
Idec Corp./Japan	104,000	2,142,690
IDOM Inc.	231,000	1,754,105
IHI Corp.	484,300	17,667,565
Iida Group Holdings Co. Ltd.	522,000	7,846,522
Iino Kaiun Kaisha Ltd.	251,900	2,128,738
I'll Inc.	33,800	604,672
Inaba Denki Sangyo Co. Ltd.	179,100	4,695,757
Inabata & Co. Ltd.	159,100	3,563,079
Industrial & Infrastructure Fund Investment Corp.	8,458	6,980,104
Infomart Corp.	696,400	1,491,317
Infroneer Holdings Inc.	683,828	5,929,859
Insource Co. Ltd.	159,900	937,653
Institute for Q-Shu Pioneers of Space Inc.(b)(c)	32,000	338,422
Internet Initiative Japan Inc.	389,700	6,590,429
Invincible Investment Corp.	26,449	11,980,072
Iriso Electronics Co. Ltd.	68,700	1,380,812
Ise Chemicals Corp.(c)	6,100	836,530
Isetan Mitsukoshi Holdings Ltd.	1,180,000	23,476,456
Ispace Inc./Japan, NVS(b)	174,400	705,646
Ito En Ltd.	185,900	4,407,279
Itochu Enex Co. Ltd.	210,800	2,406,264
Itochu-Shokuhin Co. Ltd.	23,200	1,073,037
Itoham Yonekyu Holdings Inc.	93,640	2,764,032
Itoki Corp.	120,500	1,218,740
Iwatani Corp.	152,900	9,703,203
Iyogin Holdings Inc., NVS	809,900	8,137,223
Izumi Co. Ltd.	112,300	2,675,707
J Front Retailing Co. Ltd.	841,100	10,188,480
J Trust Co. Ltd.(c)	265,000	727,691
JAC Recruitment Co. Ltd.	260,600	1,256,753
Jaccs Co. Ltd.	73,200	2,376,525
JAFCO Group Co. Ltd.	185,200	2,344,175
Japan Airport Terminal Co. Ltd.	228,700	8,348,526
Japan Aviation Electronics Industry Ltd.	156,200	2,617,660
Japan Elevator Service Holdings Co. Ltd.	242,300	4,471,243
Japan Excellent Inc.	4,138	3,291,721
Japan Hotel REIT Investment Corp.	16,419	8,387,159
Japan Lifeline Co. Ltd.	194,400	1,505,549
Japan Logistics Fund Inc.	3,156	5,399,251
Japan Material Co. Ltd.	222,300	2,949,345
Japan Metropolitan Fund Invest	24,487	15,289,634
Japan Petroleum Exploration Co. Ltd.	116,000	4,782,990
Japan Prime Realty Investment Corp.	2,999	6,525,058
Japan Pulp & Paper Co. Ltd.	37,700	1,663,968
Japan Securities Finance Co. Ltd.	287,900	3,280,769
Japan Steel Works Ltd. (The)	223,000	6,341,068
Japan Wool Textile Co. Ltd. (The)	166,100	1,474,699
JCR Pharmaceuticals Co. Ltd.	262,400	1,023,842
JCU Corp.	64,000	1,596,082
Jeol Ltd.	153,300	6,172,214
JGC Holdings Corp.	783,700	6,655,728
JINS Holdings Inc.	42,100	1,292,293
JMDC Inc.(c)	78,400	1,740,046
J-Oil Mills Inc.	51,000	711,410
Joshin Denki Co. Ltd.	67,100	1,261,995
Schedule of Investments
60

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Joyful Honda Co. Ltd.	180,000	$2,620,248
JTEKT Corp.	730,000	5,247,376
JTOWER Inc.(b)(c)	46,500	506,856
Juroku Financial Group Inc.	105,800	3,395,098
Justsystems Corp.	112,400	2,377,969
JVCKenwood Corp.	515,400	3,157,758
K&O Energy Group Inc.(c)	44,800	1,019,181
Kadokawa Corp.	293,234	5,422,707
Kaga Electronics Co. Ltd.	69,100	2,507,049
Kagome Co. Ltd.	264,200	6,171,075
Kakaku.com Inc.	448,200	6,265,606
Kaken Pharmaceutical Co. Ltd.	109,600	2,982,896
Kameda Seika Co. Ltd.	41,600	1,213,750
Kamigumi Co. Ltd.	298,600	6,809,817
Kanamoto Co. Ltd.	104,100	1,945,218
Kandenko Co. Ltd.(c)	393,600	5,316,070
Kaneka Corp.	146,200	4,133,643
Kanematsu Corp.	265,300	4,493,417
Kansai Paint Co. Ltd.	583,600	9,584,692
Kappa Create Co. Ltd.(c)	107,100	1,348,123
Kasumigaseki Capital Co. Ltd.(c)	22,300	1,926,426
Katakura Industries Co. Ltd.	54,400	758,626
Katitas Co. Ltd.	187,100	2,345,391
Kato Sangyo Co. Ltd.	82,700	2,354,556
Kawasaki Heavy Industries Ltd.	527,400	19,351,159
KDX Realty Investment Corp.	14,350	14,794,495
KeePer Technical Laboratory Co. Ltd.	46,200	1,118,330
Keihan Holdings Co. Ltd.	326,200	6,649,249
Keihanshin Building Co. Ltd.	101,600	1,107,889
Keikyu Corp.	744,700	5,888,126
Keio Corp.	359,200	8,993,978
Keiyo Bank Ltd. (The)	334,300	1,881,295
Kewpie Corp.	349,800	8,985,217
KH Neochem Co. Ltd.	112,900	1,683,961
Kinden Corp.	429,000	9,051,071
Kisoji Co. Ltd.	103,900	1,833,010
Kissei Pharmaceutical Co. Ltd.	104,200	2,422,876
Ki-Star Real Estate Co. Ltd.	37,400	864,465
Kitz Corp.	199,100	1,467,287
Kiyo Bank Ltd. (The)	200,400	2,621,141
Koa Corp.	112,800	997,532
Kobayashi Pharmaceutical Co. Ltd.	162,800	6,548,732
Kobe Steel Ltd.	1,313,200	16,391,802
Koei Tecmo Holdings Co. Ltd.	419,300	4,097,793
Kohnan Shoji Co. Ltd.	74,200	2,000,764
Kokuyo Co. Ltd.	287,300	4,820,871
KOMEDA Holdings Co. Ltd.	167,000	2,993,909
Komeri Co. Ltd.	112,500	2,754,352
Konica Minolta Inc.	1,586,300	4,650,798
Konishi Co. Ltd.	187,700	1,495,383
Konoike Transport Co. Ltd.	87,300	1,396,487
Kosaido Holdings Co. Ltd.	237,700	853,770
Kose Corp.	116,500	7,785,254
Koshidaka Holdings Co. Ltd.	183,100	1,232,492
Kotobuki Spirits Co. Ltd.	356,200	4,574,351
Krosaki Harima Corp.	66,600	1,172,697
K's Holdings Corp.	500,340	5,400,297
Kumagai Gumi Co. Ltd.	112,800	2,703,528
Kumiai Chemical Industry Co. Ltd.	256,100	1,347,244
Kura Sushi Inc.	72,200	1,869,809
Kuraray Co. Ltd.	1,058,300	12,941,985
Kureha Corp.	113,100	2,246,543
Security	Shares	Value
Japan (continued)
Kurita Water Industries Ltd.	366,600	$15,646,045
Kusuri no Aoki Holdings Co. Ltd.(c)	166,500	3,468,778
KYB Corp.	57,700	2,004,476
Kyoei Steel Ltd.	79,700	1,060,757
Kyokuto Kaihatsu Kogyo Co. Ltd.	113,900	2,031,944
Kyorin Pharmaceutical Co. Ltd.	127,800	1,460,613
Kyoritsu Maintenance Co. Ltd.	224,600	4,360,384
Kyoto Financial Group Inc.	794,800	14,844,798
Kyudenko Corp.	150,400	6,927,577
Kyushu Electric Power Co. Inc.	1,411,000	14,893,904
Kyushu Financial Group Inc.	1,147,200	7,066,287
Kyushu Railway Co.	470,500	12,558,669
LaSalle Logiport REIT	6,581	6,493,030
Leopalace21 Corp.(c)	585,400	2,150,508
Life Corp.	80,700	1,965,113
Lifenet Insurance Co.(b)(c)	207,600	2,356,711
Lintec Corp.	134,200	3,017,360
Lion Corp.	877,200	7,591,066
LITALICO Inc.	76,600	628,928
Lixil Corp.	997,900	11,551,856
M&A Capital Partners Co. Ltd.	52,900	749,260
M&A Research Institute Holdings Inc., NVS(b)	99,400	2,002,227
Mabuchi Motor Co. Ltd.	322,700	4,960,660
Macnica Holdings Inc.	160,050	6,459,311
Maeda Kosen Co. Ltd.	118,400	1,296,270
Makino Milling Machine Co. Ltd.	79,900	3,584,803
Mandom Corp.	127,900	1,083,806
Mani Inc.	264,300	3,717,496
Maruha Nichiro Corp.	132,300	2,958,529
Marui Group Co. Ltd.	548,400	8,885,082
Maruichi Steel Tube Ltd.	206,000	5,020,047
Maruwa Co. Ltd./Aichi	30,200	8,091,033
Maruzen Showa Unyu Co. Ltd.	37,300	1,341,718
Matsuda Sangyo Co. Ltd.	58,100	1,148,586
Matsui Securities Co. Ltd.	421,700	2,363,790
Matsuyafoods Holdings Co. Ltd.	37,700	1,479,736
Max Co. Ltd.	87,600	2,191,722
Maxell Ltd.	135,900	1,559,425
Maxvalu Tokai Co. Ltd.	37,700	796,927
MCJ Co. Ltd.	217,300	1,976,953
Mebuki Financial Group Inc.	3,205,400	13,342,322
Medipal Holdings Corp.	654,200	11,808,482
Medley Inc.(b)	75,400	2,058,958
Megachips Corp.	47,600	1,334,059
Megmilk Snow Brand Co. Ltd.	159,400	3,031,857
Meidensha Corp.	122,000	2,785,862
Meiko Electronics Co. Ltd.	70,400	2,822,127
MEITEC Group Holdings Inc.	246,600	5,568,245
Menicon Co. Ltd.	213,200	1,993,824
Mercari Inc.(b)(c)	398,500	5,974,386
METAWATER Co. Ltd.	92,900	1,153,711
Micronics Japan Co. Ltd.(c)	98,000	3,894,145
Mie Kotsu Group Holdings Inc.	211,600	778,679
Milbon Co. Ltd.	97,900	2,177,473
Mimasu Semiconductor Industry Co. Ltd.(c)	53,500	1,317,718
Mirai Corp.	6,606	1,969,719
Mirai Industry Co. Ltd.	34,500	831,281
Mirait One Corp.	277,000	3,936,569
MISUMI Group Inc.	992,000	18,255,412
Mitani Sekisan Co. Ltd.	37,200	1,393,065
Mitsubishi Estate Logistics REIT Investment Corp.	1,716	4,325,804
Mitsubishi Gas Chemical Co. Inc.	536,500	10,142,543
61
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mitsubishi Logisnext Co. Ltd.	118,200	$1,037,896
Mitsubishi Logistics Corp.	180,500	6,313,676
Mitsubishi Materials Corp.	427,200	8,004,187
Mitsubishi Motors Corp.	2,291,800	6,533,204
Mitsubishi Pencil Co. Ltd.	117,900	1,829,429
Mitsubishi Research Institute Inc.	37,700	1,188,566
Mitsubishi Shokuhin Co. Ltd.	59,600	2,102,993
Mitsuboshi Belting Ltd.	79,300	2,326,347
Mitsui DM Sugar Holdings Co. Ltd.	44,400	975,571
Mitsui E&S Co. Ltd.	317,700	2,765,819
Mitsui Fudosan Logistics Park Inc.	2,047	5,767,824
Mitsui High-Tec Inc.	346,000	2,699,137
Mitsui Mining & Smelting Co. Ltd.	188,800	6,294,310
Mitsui-Soko Holdings Co. Ltd.	68,900	2,196,176
Mitsuuroko Group Holdings Co. Ltd.	120,600	1,353,335
Miura Co. Ltd.	303,800	7,056,265
Mixi Inc.	122,700	2,435,180
Mizuho Leasing Co. Ltd.	493,500	3,723,853
Mizuno Corp.	61,100	3,086,952
Mochida Pharmaceutical Co. Ltd.	72,800	1,709,945
Modec Inc.	153,700	2,867,119
Monex Group Inc.	640,470	3,113,651
Money Forward Inc.(b)(c)	154,900	5,176,126
Monogatari Corp. (The)	112,800	2,560,035
Mori Hills REIT Investment Corp.	5,235	4,498,984
Mori Trust REIT Inc.	8,693	4,039,910
Morinaga & Co. Ltd./Japan	249,400	4,786,519
Morinaga Milk Industry Co. Ltd.	252,700	6,064,379
Morita Holdings Corp.	99,700	1,284,796
MOS Food Services Inc.	95,300	2,247,082
Musashi Seimitsu Industry Co. Ltd.	152,900	2,136,277
Musashino Bank Ltd. (The)	89,700	1,931,110
Nabtesco Corp.	382,100	7,564,389
Nachi-Fujikoshi Corp.	46,000	1,016,518
Nafco Co. Ltd.(c)	63,700	1,271,998
Nagaileben Co. Ltd.(c)	82,800	1,486,002
Nagase & Co. Ltd.	303,900	6,676,322
Nagawa Co. Ltd.	36,700	1,879,265
Nagoya Railroad Co. Ltd.	655,000	7,971,266
Nakanishi Inc.	233,200	4,028,477
Namura Shipbuilding Co. Ltd.	158,100	2,050,342
Nankai Electric Railway Co. Ltd.	348,100	6,160,536
Nanto Bank Ltd. (The)	89,200	2,081,487
NEC Networks & System Integration Corp.	235,100	4,329,957
NET One Systems Co. Ltd.	263,500	5,324,352
Nextage Co. Ltd.(c)	157,200	2,140,270
NGK Insulators Ltd.	823,000	11,122,857
NH Foods Ltd.	306,300	10,117,436
NHK Spring Co. Ltd.	684,900	7,532,306
Nichias Corp.	187,500	5,840,414
Nichicon Corp.	152,500	1,116,738
Nichiden Corp.	40,500	934,213
Nichiha Corp.	88,300	2,207,866
Nichirei Corp.	370,900	9,779,807
Nifco Inc./Japan	272,000	6,896,609
Nihon Kohden Corp.	557,600	8,592,286
Nihon M&A Center Holdings Inc.	1,073,800	5,067,996
Nihon Parkerizing Co. Ltd.	315,700	2,606,741
Nikkiso Co. Ltd.	177,100	1,401,059
Nikkon Holdings Co. Ltd.	187,100	4,719,034
Nikon Corp.	1,051,300	12,074,851
Nippn Corp., New	163,400	2,568,608
Security	Shares	Value
Japan (continued)
Nippon Accommodations Fund Inc.	1,746	$7,471,122
Nippon Carbon Co. Ltd.	37,300	1,232,928
Nippon Ceramic Co. Ltd.	64,800	1,072,274
Nippon Densetsu Kogyo Co. Ltd.	133,300	1,792,928
Nippon Electric Glass Co. Ltd.	274,700	6,554,862
Nippon Gas Co. Ltd.	364,600	5,683,364
Nippon Kanzai Holdings Co. Ltd.	57,900	1,062,465
Nippon Kayaku Co. Ltd.	445,200	3,723,035
Nippon Light Metal Holdings Co. Ltd.	187,090	2,198,877
Nippon Paper Industries Co. Ltd.	348,100	2,254,164
Nippon Parking Development Co. Ltd.	746,000	1,025,903
Nippon REIT Investment Corp.	1,573	3,456,840
Nippon Road Co. Ltd. (The)	72,000	806,658
Nippon Seiki Co. Ltd.	154,500	1,411,398
Nippon Shinyaku Co. Ltd.	187,100	4,278,137
Nippon Shokubai Co. Ltd.	381,900	4,141,001
Nippon Signal Company Ltd.	160,400	1,115,791
Nippon Soda Co. Ltd.	76,500	2,750,577
Nippon Television Holdings Inc.	184,200	2,950,164
Nipro Corp.	506,700	4,424,678
Nishimatsu Construction Co. Ltd.	118,200	3,852,548
Nishimatsuya Chain Co. Ltd.	134,700	2,051,725
Nishi-Nippon Financial Holdings Inc.	418,400	5,696,808
Nishi-Nippon Railroad Co. Ltd.	208,300	3,458,724
Nishio Holdings Co. Ltd.	68,800	1,869,279
Nissan Shatai Co. Ltd.	250,400	1,562,924
Nissha Co. Ltd.	128,900	1,572,769
Nisshin Oillio Group Ltd. (The)	91,100	3,143,736
Nisshin Seifun Group Inc.	735,200	9,097,681
Nisshinbo Holdings Inc.	472,100	3,459,527
Nissui Corp.	992,900	5,959,790
Niterra Co. Ltd.	537,400	15,916,819
Nitta Corp.	59,100	1,606,659
Nittetsu Mining Co. Ltd.	37,800	1,198,743
Nitto Boseki Co. Ltd.	79,400	3,004,936
Nitto Kogyo Corp.	90,200	2,050,817
Noevir Holdings Co. Ltd.	49,000	1,894,547
NOF Corp.	711,100	10,190,403
Nohmi Bosai Ltd.	81,100	1,339,557
Nojima Corp.	220,100	2,420,395
NOK Corp.	305,100	4,459,615
Nomura Co. Ltd.	263,500	1,530,273
Nomura Micro Science Co. Ltd.(c)	85,300	2,031,137
Noritake Co. Ltd./Nagoya Japan	74,800	1,986,420
Noritsu Koki Co. Ltd.	64,300	1,738,898
Noritz Corp.	89,200	1,116,656
North Pacific Bank Ltd.	882,800	2,993,444
NS Solutions Corp.	225,600	5,173,581
NS United Kaiun Kaisha Ltd.	32,800	1,060,171
NSD Co. Ltd.	213,780	4,400,770
NSK Ltd.	1,316,800	6,903,856
NTN Corp.	1,486,800	3,007,712
NTT UD REIT Investment Corp.	5,013	3,883,427
Nxera Pharma Co. Ltd.(b)	267,700	2,995,409
Obara Group Inc.	37,700	1,003,027
OBIC Business Consultants Co. Ltd.	108,000	4,570,865
Odakyu Electric Railway Co. Ltd.	1,097,600	11,104,606
Ogaki Kyoritsu Bank Ltd. (The)	121,000	1,871,946
Ohsho Food Service Corp.	42,500	2,599,595
Oiles Corp.	71,600	1,120,955
Oji Holdings Corp.	2,996,800	12,763,246
Okamoto Industries Inc.	36,100	1,239,852
Schedule of Investments
62

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Okamura Corp.	187,300	$2,755,622
Okasan Securities Group Inc.	487,800	2,361,815
Oki Electric Industry Co. Ltd.	275,000	1,866,273
Okinawa Cellular Telephone Co.	82,400	2,215,698
Okinawa Electric Power Co. Inc. (The)	144,077	1,063,844
Okinawa Financial Group Inc.	72,800	1,401,174
OKUMA Corp.	78,100	3,901,091
Okumura Corp.	105,500	3,602,239
One REIT Inc.	789	1,361,393
Onward Holdings Co. Ltd.	366,200	1,359,303
Open House Group Co. Ltd.	273,800	9,697,665
Open Up Group Inc.	188,931	2,732,521
Optex Group Co. Ltd.	112,400	1,281,423
Optorun Co. Ltd.	112,800	1,473,121
Organo Corp.	89,500	4,059,281
Orient Corp.	146,060	1,024,204
Orix JREIT Inc.	9,147	9,523,038
Osaka Organic Chemical Industry Ltd.	48,200	1,115,373
Osaka Soda Co. Ltd.	52,900	3,470,770
Osaka Steel Co. Ltd.	49,200	834,949
OSAKA Titanium Technologies Co. Ltd.(c)	104,600	1,713,421
OSG Corp.	273,500	3,773,341
Pacific Industrial Co. Ltd.	152,200	1,581,197
PAL GROUP Holdings Co. Ltd.	145,400	1,995,587
PALTAC Corp.	105,100	3,224,086
Paramount Bed Holdings Co. Ltd.	129,000	2,172,091
Park24 Co. Ltd.(b)	452,900	4,845,387
Pasona Group Inc.(c)	74,300	1,170,411
Penta-Ocean Construction Co. Ltd.	968,100	4,297,839
PeptiDream Inc.(b)	346,000	6,376,052
Persol Holdings Co. Ltd.	6,415,400	11,003,079
PHC Holdings Corp.(c)	101,800	763,705
Pigeon Corp.	390,600	3,974,343
PILLAR Corp./Japan	59,700	2,024,301
Pilot Corp.	107,200	3,220,059
Piolax Inc.	103,100	1,689,135
PKSHA Technology Inc.(b)(c)	56,300	1,232,081
Plus Alpha Consulting Co. Ltd.(c)	88,900	1,139,336
Pola Orbis Holdings Inc.	317,100	2,990,544
Pressance Corp.	87,200	1,179,024
Prestige International Inc.	322,000	1,528,753
Prima Meat Packers Ltd.	80,300	1,342,476
Raito Kogyo Co. Ltd.	139,400	2,022,547
Raiznext Corp.	94,500	1,161,124
Rakus Co. Ltd.	310,800	4,354,445
Rakuten Bank Ltd., NVS(b)(c)	331,700	7,391,871
Raysum Co. Ltd.	37,400	844,485
Relo Group Inc.	354,400	4,235,284
Rengo Co. Ltd.	663,100	4,624,838
RENOVA Inc.(b)(c)	147,800	905,936
Resonac Holdings Corp.	613,800	15,238,015
Resorttrust Inc.	271,700	4,586,238
Restar Corp.	72,000	1,419,506
Retail Partners Co. Ltd.	86,300	967,640
Ricoh Leasing Co. Ltd.	47,200	1,718,214
Riken Keiki Co. Ltd.	89,200	2,618,866
Riken Vitamin Co. Ltd.	82,100	1,547,369
Ringer Hut Co. Ltd.(c)	89,300	1,351,115
Rinnai Corp.	331,200	8,143,562
Riso Kagaku Corp.	68,900	1,547,591
Rohto Pharmaceutical Co. Ltd.	655,100	15,387,587
Roland Corp.	47,400	1,228,487
Security	Shares	Value
Japan (continued)
Rorze Corp.	37,000	$6,017,556
Round One Corp.	657,100	3,912,396
Royal Holdings Co. Ltd.(c)	112,500	1,902,497
RS Technologies Co. Ltd.	48,200	1,040,152
Ryobi Ltd.	75,900	1,040,786
Ryohin Keikaku Co. Ltd.	885,300	16,694,783
Ryoyo Ryosan Holdings Inc.	85,892	1,645,984
S Foods Inc.	61,000	1,210,458
Saibu Gas Holdings Co. Ltd.	81,500	1,043,609
Saizeriya Co. Ltd.	105,700	4,072,977
Sakai Moving Service Co. Ltd.	74,000	1,311,649
Sakata INX Corp.	162,100	1,904,702
Sakata Seed Corp.	103,600	2,388,775
Sakura Internet Inc.(c)	71,600	1,452,469
SAMTY HOLDINGS Co. Ltd. /Japan(c)	94,300	1,723,203
Samty Residential Investment Corp.	1,462	998,514
San-A Co. Ltd.	71,100	2,426,164
San-Ai Obbli Co. Ltd.	178,200	2,442,842
Sangetsu Corp.	156,400	3,111,663
San-In Godo Bank Ltd. (The)	472,800	4,496,014
Sanken Electric Co. Ltd.	80,900	3,947,834
Sanki Engineering Co. Ltd.	131,700	2,059,179
Sankyo Co. Ltd.	636,800	7,071,009
Sankyu Inc.	164,900	5,632,624
Sanrio Co. Ltd.	530,900	11,271,703
Sansan Inc.(b)	242,100	3,645,840
Santen Pharmaceutical Co. Ltd.	1,143,300	13,720,953
Sanwa Holdings Corp.	649,200	13,906,016
Sanyo Chemical Industries Ltd.	37,700	1,033,335
Sanyo Denki Co. Ltd.	32,200	1,559,970
Sanyo Special Steel Co. Ltd.	68,000	963,715
Sapporo Holdings Ltd.	222,700	9,568,320
Sato Holdings Corp.	88,400	1,273,825
Sawai Group Holdings Co. Ltd.	138,200	6,066,920
SBI Sumishin Net Bank Ltd., NVS(c)	182,200	3,481,769
SBS Holdings Inc.	59,300	1,090,104
Sega Sammy Holdings Inc.	544,300	8,814,324
Seibu Holdings Inc.	794,000	14,904,885
Seiko Group Corp.	96,200	2,875,356
Seino Holdings Co. Ltd.	355,900	5,570,117
Seiren Co. Ltd.	148,100	2,330,576
Sekisui House REIT Inc.	14,631	7,731,228
Sekisui Jushi Corp.	99,300	1,673,075
Senko Group Holdings Co. Ltd.	372,900	2,849,712
Senshu Electric Co. Ltd.	34,600	1,171,223
Senshu Ikeda Holdings Inc.	785,400	2,015,244
Septeni Holdings Co. Ltd.(c)	303,800	769,421
Seria Co. Ltd.	165,300	3,865,897
Seven Bank Ltd.	1,916,700	3,595,815
Sharp Corp./Japan(b)	889,700	5,181,410
Shibaura Machine Co. Ltd.	81,700	2,007,899
Shibaura Mechatronics Corp.	44,000	2,318,325
Shibuya Corp.	58,600	1,427,469
SHIFT Inc.(b)(c)	43,400	3,333,864
Shiga Bank Ltd. (The)	120,900	3,247,080
Shikoku Electric Power Co. Inc.	569,500	4,966,849
Shikoku Kasei Holdings Corp.	93,600	1,430,911
Shimamura Co. Ltd.	154,200	7,557,486
Shimizu Corp.	1,802,900	11,331,128
Shin Nippon Air Technologies Co. Ltd.	33,700	1,007,228
Shin Nippon Biomedical Laboratories Ltd.(c)	82,200	687,136
Shinagawa Refractories Co. Ltd.	89,900	1,099,704
63
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Shin-Etsu Polymer Co. Ltd.	136,900	$1,469,476
Shinko Electric Industries Co. Ltd.	237,100	9,017,982
Shinmaywa Industries Ltd.	187,400	1,843,463
Shinnihon Corp.	57,900	644,849
Ship Healthcare Holdings Inc.	277,800	4,240,509
Shizuoka Gas Co. Ltd.	135,600	862,063
SHO-BOND Holdings Co. Ltd.	140,200	5,399,461
Shochiku Co. Ltd.(c)	31,400	2,011,714
Shoei Co. Ltd.	179,800	2,382,980
Shoei Foods Corp.	37,700	1,277,378
Showa Sangyo Co. Ltd.	63,300	1,381,713
Siix Corp.	112,800	939,895
Simplex Holdings Inc.	125,600	1,810,795
Sinfonia Technology Co. Ltd.	58,000	1,233,030
Sinko Industries Ltd.	48,500	1,310,436
SKY Perfect JSAT Holdings Inc.	514,100	3,024,790
Skylark Holdings Co. Ltd.	789,300	10,815,952
SMS Co. Ltd.	246,900	3,598,739
Socionext Inc.	625,100	12,623,042
Sohgo Security Services Co. Ltd.	1,350,100	8,635,660
Sojitz Corp.	786,220	18,596,516
SOSiLA Logistics REIT Inc.	2,570	1,988,131
Sotetsu Holdings Inc.	279,800	4,589,362
Sparx Group Co. Ltd.	85,320	933,558
Square Enix Holdings Co. Ltd.	277,600	9,375,085
SRE Holdings Corp.(b)	37,300	1,201,738
Stanley Electric Co. Ltd.	441,400	8,666,408
Star Asia Investment Corp.	7,801	2,945,046
Star Micronics Co. Ltd.	126,200	1,771,024
Starts Corp. Inc.	112,100	2,585,761
Starts Proceed Investment Corp.	909	1,180,204
Strike Co. Ltd.	31,900	861,567
Sugi Holdings Co. Ltd.	366,600	6,334,473
Sumiseki Holdings Inc.(c)	56,800	394,763
Sumitomo Bakelite Co. Ltd.	231,900	6,528,428
Sumitomo Chemical Co. Ltd.	5,282,100	13,540,418
Sumitomo Densetsu Co. Ltd.	65,100	1,788,997
Sumitomo Forestry Co. Ltd.	539,800	23,018,664
Sumitomo Heavy Industries Ltd.	388,200	10,425,223
Sumitomo Mitsui Construction Co. Ltd.	408,580	1,081,211
Sumitomo Osaka Cement Co. Ltd.	104,400	2,939,624
Sumitomo Pharma Co. Ltd.(b)(c)	552,700	1,532,296
Sumitomo Riko Co. Ltd.	117,900	1,189,984
Sumitomo Rubber Industries Ltd.	602,100	6,273,603
Sumitomo Warehouse Co. Ltd. (The)	167,400	3,147,971
Sun Frontier Fudousan Co. Ltd.	112,800	1,534,777
Sundrug Co. Ltd.	251,900	6,995,352
SUNWELS Co. Ltd.	40,600	688,553
Suruga Bank Ltd.	534,800	4,244,024
Suzuken Co. Ltd.	219,600	8,003,061
SWCC Corp.	97,900	2,905,151
Systena Corp.	965,100	2,172,238
T Hasegawa Co. Ltd.	112,800	2,421,983
Tadano Ltd.	327,500	2,435,162
Taihei Dengyo Kaisha Ltd.	40,800	1,439,842
Taiheiyo Cement Corp.	384,300	10,496,405
Taikisha Ltd.	78,600	2,709,438
Taiyo Holdings Co. Ltd.	141,800	3,388,871
Taiyo Yuden Co. Ltd.	429,800	12,915,542
Takamatsu Construction Group Co. Ltd.	52,600	1,098,183
Takara Bio Inc.	170,100	1,305,633
Takara Holdings Inc.	478,300	3,628,793
Security	Shares	Value
Japan (continued)
Takara Leben Real Estate Investment Corp.	2,418	$1,611,778
Takara Standard Co. Ltd.	147,000	1,696,261
Takasago International Corp.	28,900	748,021
Takasago Thermal Engineering Co. Ltd.	149,400	5,883,806
Takashimaya Co. Ltd.	490,000	9,073,834
Takeuchi Manufacturing Co. Ltd.	120,000	3,838,492
Takuma Co. Ltd.	231,300	2,685,394
Tama Home Co. Ltd.	48,200	1,441,924
Tamron Co. Ltd.	124,200	3,512,897
TBS Holdings Inc.	118,500	3,346,698
TechMatrix Corp.	135,200	1,889,895
TechnoPro Holdings Inc.	368,500	7,085,882
Teijin Ltd.	624,700	6,011,502
T-Gaia Corp.	63,500	1,644,557
THK Co. Ltd.	411,700	7,772,871
TKC Corp.	94,100	2,228,726
TKP Corp.(b)(c)	77,400	931,829
Toa Corp./Tokyo	205,700	1,386,785
Toagosei Co. Ltd.	304,500	3,262,066
Tobu Railway Co. Ltd.	662,100	11,630,422
Tocalo Co. Ltd.	187,400	2,448,962
Toda Corp.	825,600	5,966,804
Toei Animation Co. Ltd.	215,900	3,348,232
Toei Co. Ltd.	119,300	3,073,580
Toenec Corp.	16,800	558,278
Toho Bank Ltd. (The)	604,900	1,269,427
Toho Gas Co. Ltd.	262,900	8,120,007
Toho Holdings Co. Ltd.	175,800	5,111,990
Toho Titanium Co. Ltd.(c)	112,900	1,032,278
Tohoku Electric Power Co. Inc.	1,581,500	13,446,964
Tokai Carbon Co. Ltd.	710,400	4,552,604
Tokai Corp./Gifu	40,500	604,392
TOKAI Holdings Corp.	353,800	2,376,872
Tokai Rika Co. Ltd.	187,400	2,543,102
Tokai Tokyo Financial Holdings Inc.	628,200	2,455,048
Token Corp.	21,000	1,659,205
Tokuyama Corp.	218,100	4,275,511
Tokyo Century Corp.	521,500	5,555,109
Tokyo Electron Device Ltd.	61,900	1,608,711
Tokyo Kiraboshi Financial Group Inc.	84,900	2,558,760
Tokyo Ohka Kogyo Co. Ltd.	333,000	8,571,359
Tokyo Seimitsu Co. Ltd.	138,800	9,567,681
Tokyo Steel Manufacturing Co. Ltd.	195,000	2,480,808
Tokyo Tatemono Co. Ltd.	668,700	11,665,209
Tokyotokeiba Co. Ltd.	50,400	1,412,679
Tokyu Construction Co. Ltd.	255,540	1,343,718
Tokyu Fudosan Holdings Corp.	1,998,700	14,431,179
Tokyu REIT Inc.	3,014	3,047,600
TOMONY Holdings Inc.	587,700	1,679,885
Tomy Co. Ltd.	289,200	6,562,077
Topcon Corp.	342,700	3,544,575
Topre Corp.	118,900	1,631,516
Toridoll Holdings Corp.(c)	156,900	4,103,361
Torii Pharmaceutical Co. Ltd.	39,600	987,469
Tosei Corp.	107,800	1,799,132
Toshiba TEC Corp.	111,400	2,497,044
Tosoh Corp.	900,700	12,252,507
Totech Corp.	75,300	1,283,130
Totetsu Kogyo Co. Ltd.	82,000	1,776,907
Towa Corp.(c)	69,900	4,026,327
Towa Pharmaceutical Co. Ltd.	94,600	1,935,509
Toyo Construction Co. Ltd.	178,800	1,823,644
Schedule of Investments
64

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Toyo Gosei Co. Ltd.(c)	17,800	$1,105,899
Toyo Seikan Group Holdings Ltd.	422,300	7,251,016
Toyo Suisan Kaisha Ltd.	310,300	20,835,384
Toyo Tanso Co. Ltd.	49,000	1,990,817
Toyo Tire Corp.	408,500	6,665,023
Toyobo Co. Ltd.	275,100	1,888,791
Toyoda Gosei Co. Ltd.	215,800	3,940,225
Toyota Boshoku Corp.	294,700	3,971,281
Trancom Co. Ltd.	29,700	1,319,375
Transcosmos Inc.	85,100	1,959,346
TRE Holdings Corp.	154,200	1,346,153
Tri Chemical Laboratories Inc.	96,300	2,376,187
Trusco Nakayama Corp.	171,500	2,776,209
TS Tech Co. Ltd.	271,200	3,596,359
Tsubakimoto Chain Co.	92,200	3,987,217
Tsuburaya Fields Holdings Inc.(c)	129,500	1,362,578
Tsugami Corp.	129,700	1,425,219
Tsumura & Co.	198,800	5,270,846
Tsuruha Holdings Inc.	130,500	8,084,980
Tsurumi Manufacturing Co. Ltd.	51,300	1,358,255
TV Asahi Holdings Corp.	76,000	1,059,175
UACJ Corp.	116,094	3,305,471
UBE Corp.	327,400	5,849,820
Ulvac Inc.	155,400	9,522,429
U-Next Holdings Co. Ltd.	72,300	2,489,917
Union Tool Co.	34,800	1,346,598
United Super Markets Holdings Inc.(c)	187,400	1,123,362
United Urban Investment Corp.	10,252	9,813,209
Universal Entertainment Corp.(c)	85,000	867,054
Ushio Inc.	256,000	3,670,929
USS Co. Ltd.	1,421,400	12,820,327
UT Group Co. Ltd.	108,200	2,343,773
Valor Holdings Co. Ltd.	121,500	2,066,520
Vector Inc.	112,900	743,795
Visional Inc.(b)	81,300	4,292,449
VT Holdings Co. Ltd.	258,000	896,933
Wacoal Holdings Corp.	139,400	4,062,401
Wacom Co. Ltd.	471,700	2,274,738
Wakita & Co. Ltd.	107,300	1,198,393
WealthNavi Inc.(b)(c)	138,000	1,259,893
Welcia Holdings Co. Ltd.	328,400	4,408,480
West Holdings Corp.	84,630	1,304,182
WingArc1st Inc.	67,900	1,265,192
Workman Co. Ltd.(c)	71,200	2,035,249
Yamabiko Corp.	112,800	1,598,130
Yamada Holdings Co. Ltd.	1,781,000	5,403,624
Yamaguchi Financial Group Inc.	607,800	7,555,520
Yamaha Corp.	452,000	10,743,630
YA-MAN Ltd.(c)	125,700	703,162
Yamato Kogyo Co. Ltd.	133,000	7,028,605
Yamazaki Baking Co. Ltd.	426,500	10,545,451
Yamazen Corp.	188,200	1,946,738
Yaoko Co. Ltd.	61,100	3,736,907
Yellow Hat Ltd.	112,900	1,976,445
Yodogawa Steel Works Ltd.	69,300	2,605,896
Yokogawa Bridge Holdings Corp.	118,300	2,140,832
Yokohama Rubber Co. Ltd. (The)	420,600	9,559,960
Yokorei Co. Ltd.	158,400	1,145,468
Yonex Co. Ltd.	213,700	3,121,302
Yoshinoya Holdings Co. Ltd.(c)	223,700	4,304,592
Yuasa Trading Co. Ltd.	54,900	2,048,200
Yurtec Corp.	114,700	1,154,331
Security	Shares	Value
Japan (continued)
Zenkoku Hosho Co. Ltd.	180,200	$7,453,868
Zeon Corp.	529,600	4,677,464
ZERIA Pharmaceutical Co. Ltd.	93,200	1,361,311
ZIGExN Co. Ltd.	206,300	797,922
Zojirushi Corp.	130,700	1,308,865
Zuken Inc.	55,500	1,360,060
		3,423,396,526
Netherlands — 1.3%
Aalberts NV	348,811	13,337,700
Alfen NV(b)(c)(d)	77,334	1,429,802
Allfunds Group PLC	1,189,647	7,150,313
AMG Critical Materials NV	105,237	1,790,264
Arcadis NV	254,333	18,164,751
Basic-Fit NV(b)(c)(d)	186,178	4,503,949
Brunel International NV(c)	78,695	897,157
Corbion NV	187,309	4,192,970
Eurocommercial Properties NV	153,048	3,812,017
Fastned BV(b)(c)	29,718	556,408
Flow Traders Ltd., NVS	114,067	1,901,556
Fugro NV	399,746	10,676,408
Just Eat Takeaway.com NV(b)(c)(d)	653,146	8,323,938
Koninklijke Vopak NV	245,650	10,973,941
Pharming Group NV(b)(c)	2,313,613	2,002,730
PostNL NV	1,112,445	1,642,528
Royal BAM Group NV	943,234	3,909,115
SBM Offshore NV	510,974	8,280,973
Signify NV(d)	449,172	11,118,973
Sligro Food Group NV(c)	72,515	963,669
TKH Group NV	137,810	6,039,070
TomTom NV(b)(c)	254,927	1,398,691
Van Lanschot Kempen NV	104,416	4,519,050
Vastned Retail NV	40,138	1,016,481
Wereldhave NV	120,098	1,801,464
		130,403,918
New Zealand — 0.7%
Air New Zealand Ltd.	5,762,306	1,989,073
Contact Energy Ltd.	2,753,634	13,930,012
EBOS Group Ltd.	537,898	11,524,678
Fletcher Building Ltd.	2,760,609	5,126,085
Goodman Property Trust	3,776,882	4,641,729
Infratil Ltd.	3,249,578	20,876,158
Kiwi Property Group Ltd.	5,846,400	3,139,901
Ryman Healthcare Ltd.(b)	2,122,115	5,736,256
		66,963,892
Norway — 2.4%
Aker ASA, Class A	80,961	4,749,307
Aker Carbon Capture ASA(b)(c)	1,258,425	734,559
Aker Solutions ASA	941,730	4,493,132
Atea ASA	280,698	3,735,574
Austevoll Seafood ASA	327,063	2,701,099
Avance Gas Holding Ltd.(d)	70,020	1,076,875
Bakkafrost P/F	175,132	9,147,963
Belships ASA	88,976	187,565
BlueNord ASA(b)(c)	83,541	3,905,001
Borr Drilling Ltd.(c)	742,421	5,044,266
Borregaard ASA	343,085	5,880,235
BW Offshore Ltd.	381,707	1,063,543
Cadeler AS(b)	668,985	4,322,718
Cavendish Hydrogen ASA(b)(c)	121,007	206,333
Cool Co. Ltd.	84,169	1,026,018
Crayon Group Holding ASA(b)(c)(d)	267,740	3,194,263
65
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
DNO ASA	1,818,582	$1,851,963
DOF Group ASA(b)	505,337	5,226,238
Elkem ASA(b)(d)	1,048,311	2,187,760
Entra ASA(b)(d)	258,593	2,906,828
Europris ASA(d)	560,540	3,344,548
Flex LNG Ltd.	107,819	2,907,296
Frontline PLC, NVS	512,067	12,620,279
Golden Ocean Group Ltd.(c)	452,217	5,620,280
Grieg Seafood ASA(c)	177,304	1,034,352
Hafnia Ltd.	1,017,991	8,065,993
Hoegh Autoliners ASA	433,527	4,738,713
Kitron ASA	618,298	2,061,407
Leroy Seafood Group ASA	970,213	4,214,992
MPC Container Ships ASA	1,337,833	2,806,810
NEL ASA(b)(c)	6,050,527	3,259,916
Norconsult Norge A/S, NVS	343,098	1,034,583
Nordic Semiconductor ASA(b)	637,748	7,887,891
Norwegian Air Shuttle ASA(b)(c)	2,544,324	2,655,274
Nykode Therapeutics ASA(b)(c)	553,221	761,531
Odfjell Drilling Ltd.	325,106	1,699,016
Odfjell SE, Class A	30,208	460,104
Protector Forsikring ASA	192,995	3,988,433
REC Silicon ASA(b)(c)	1,022,625	839,305
Scatec ASA(b)(d)	431,249	3,480,887
Schibsted ASA, Class A	252,749	7,264,686
Schibsted ASA, Class B	343,938	9,349,808
Seadrill Ltd.(b)(c)	104,236	5,739,965
SpareBank 1 Nord Norge	298,530	2,952,302
SpareBank 1 Oestlandet	92,227	1,270,599
SpareBank 1 SMN	469,198	7,003,610
SpareBank 1 SR-Bank ASA	655,677	8,417,322
Stolt-Nielsen Ltd.	82,290	3,228,064
Storebrand ASA	1,554,504	15,602,494
Subsea 7 SA	803,071	15,447,084
TGS ASA	691,643	8,457,504
TOMRA Systems ASA	825,899	13,613,535
Wallenius Wilhelmsen ASA	373,213	3,470,228
		238,940,051
Portugal — 0.3%
Altri SGPS SA	265,978	1,446,470
Banco Comercial Portugues SA, Class R	28,881,080	12,174,894
Corticeira Amorim SGPS SA	102,043	1,004,968
CTT-Correios de Portugal SA	322,754	1,458,569
Greenvolt Energias Renovaveis SA(b)(c)	189,559	1,706,850
Mota-Engil SGPS SA	321,837	1,262,789
Navigator Co. SA (The)	756,113	3,067,876
NOS SGPS SA	611,696	2,353,438
REN - Redes Energeticas Nacionais SGPS SA	1,462,895	3,709,894
Semapa-Sociedade de Investimento e Gestao	71,944	1,164,154
Sonae SGPS SA	2,779,096	2,834,720
		32,184,622
Singapore — 2.3%
AEM Holdings Ltd.(b)(c)	920,918	1,161,857
AIMS APAC REIT(c)	2,043,275	2,003,981
Best World International Ltd.(b)	494,700	928,927
BW LPG Ltd.(d)	294,650	4,788,137
CapitaLand Ascott Trust	9,276,396	6,263,236
CapitaLand China Trust(c)	4,182,834	2,160,564
Capitaland India Trust	3,756,042	3,067,827
CDL Hospitality Trusts(c)	3,135,300	2,268,450
City Developments Ltd.	1,725,700	6,879,771
Security	Shares	Value
Singapore (continued)
ComfortDelGro Corp. Ltd.	7,631,400	$8,006,222
Cromwell European Real Estate Investment Trust	1,084,660	1,643,422
Digital Core REIT Management Pte Ltd.(c)	3,386,400	1,931,870
Eagle Hospitality Trust(a)(b)(c)	1,640,200	16
ESR-LOGOS REIT(c)	24,332,873	5,006,015
Far East Hospitality Trust	3,393,800	1,587,688
First Resources Ltd.(c)	1,961,700	2,176,027
Frasers Centrepoint Trust	4,152,441	6,879,436
Frasers Hospitality Trust(c)	2,908,600	913,901
Frasers Logistics & Commercial Trust	10,445,336	7,764,322
Golden Agri-Resources Ltd.(c)	22,726,100	4,675,453
Hong Fok Corp. Ltd.(c)	1,141,600	691,775
Hutchison Port Holdings Trust, Class U(c)	16,768,100	2,045,708
iFAST Corp. Ltd.(c)	483,000	2,710,349
Keppel DC REIT(c)	4,889,400	7,423,577
Keppel Infrastructure Trust(c)	14,182,690	5,104,665
Keppel REIT	8,259,800	5,414,250
Lendlease Global Commercial REIT(c)	6,426,429	2,867,960
Mapletree Industrial Trust	7,560,893	13,118,989
Mapletree Logistics Trust(c)	11,926,400	11,562,817
Mapletree Pan Asia Commercial Trust	7,789,200	7,491,658
NetLink NBN Trust	10,319,200	6,561,921
Olam Group Ltd.(c)	3,393,600	2,942,782
Paragon REIT	4,109,136	2,705,199
Parkway Life REIT	1,400,100	3,808,977
Raffles Medical Group Ltd.(c)	2,946,500	2,072,051
Riverstone Holdings Ltd./Singapore(c)	1,899,100	1,356,633
Sasseur Real Estate Investment Trust	2,283,400	1,146,789
SATS Ltd.	3,137,679	7,713,423
Seatrium Ltd.(b)	7,737,100	9,742,859
Sheng Siong Group Ltd.(c)	2,341,500	2,696,798
SIA Engineering Co. Ltd.(c)	1,056,600	1,811,028
Singapore Post Ltd.(c)	4,780,300	1,573,526
Starhill Global REIT	5,002,600	1,852,538
StarHub Ltd.	2,054,200	1,951,698
Suntec REIT(c)	7,178,500	6,352,358
Super Hi International Holding Ltd.(b)	654,000	1,039,282
UMS Holdings Ltd.(c)	2,016,300	1,694,682
UOL Group Ltd.	1,652,300	6,675,815
Venture Corp. Ltd.	979,400	11,087,171
Yangzijiang Financial Holding Ltd.(c)	8,180,100	2,086,228
Yangzijiang Shipbuilding Holdings Ltd.	9,025,100	18,196,950
Yanlord Land Group Ltd.(b)(c)	2,194,400	738,743
		224,346,321
Spain — 1.8%
Acerinox SA	655,552	6,888,208
Aedas Homes SA(d)	27,625	692,119
Almirall SA(c)	301,082	3,001,442
Atresmedia Corp. de Medios de Comunicacion SA	296,706	1,500,126
Audax Renovables SA(b)	542,448	1,072,237
Bankinter SA	2,348,870	20,062,750
Cia. de Distribucion Integral Logista Holdings SA	217,421	6,438,742
Cie. Automotive SA	152,530	4,455,311
Construcciones y Auxiliar de Ferrocarriles SA	60,242	2,280,728
Distribuidora Internacional de Alimentacion SA(b)	65,957,017	906,551
eDreams ODIGEO SA(b)	327,115	2,393,176
Enagas SA	824,242	12,356,998
Ence Energia y Celulosa SA(b)	492,869	1,731,598
Faes Farma SA	1,089,147	4,169,644
Fluidra SA	336,210	7,490,327
Gestamp Automocion SA(d)	647,439	1,877,764
Global Dominion Access SA(d)	322,073	1,051,969
Schedule of Investments
66

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Grenergy Renovables SA(b)	52,408	$1,985,149
Indra Sistemas SA	342,281	6,864,061
Inmobiliaria Colonial SOCIMI SA	980,957	5,706,488
Laboratorios Farmaceuticos Rovi SA	77,317	7,438,993
Lar Espana Real Estate SOCIMI SA	191,811	1,689,762
Let's Gowex SA.(a)(b)(c)	51,450	1
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,148,044	2,571,141
Mapfre SA	3,269,270	7,922,851
Melia Hotels International SA	394,109	3,017,624
Merlin Properties SOCIMI SA	1,400,026	15,988,116
Neinor Homes SA(d)	89,807	1,263,517
Pharma Mar SA(c)	54,499	2,291,867
Prosegur Cash SA(d)	1,260,096	728,236
Prosegur Cia. de Seguridad SA	417,694	775,717
Sacyr SA	1,512,688	5,344,300
Solaria Energia y Medio Ambiente SA(b)(c)	287,157	3,429,174
Talgo SA(d)	253,734	1,150,589
Tecnicas Reunidas SA(b)	173,423	2,163,616
Unicaja Banco SA(d)	3,685,954	4,961,357
Vidrala SA	74,619	7,765,779
Viscofan SA	145,268	9,686,159
		171,114,187
Sweden — 5.8%
AAK AB	636,646	18,320,798
AcadeMedia AB(d)	293,716	1,511,201
AddLife AB, Class B	408,764	5,993,231
Addnode Group AB, Class B	438,105	4,353,903
AddTech AB, Class B	908,911	29,329,527
AFRY AB	322,504	5,845,671
Alimak Group AB(d)	234,656	2,487,662
Alleima AB, NVS	654,121	4,753,465
Alligo AB	57,836	760,955
AQ Group AB	175,209	2,333,716
Arjo AB, Class B	769,140	2,980,916
Atrium Ljungberg AB, Class B	189,858	4,060,950
Attendo AB(d)	384,695	1,681,146
Avanza Bank Holding AB(c)	440,280	9,890,374
Axfood AB	383,230	9,504,528
Betsson AB	406,413	4,837,490
Better Collective A/S(b)(c)	133,329	3,056,463
Bilia AB, Class A	222,136	2,764,844
Billerud Aktiebolag	782,895	7,883,435
BioArctic AB, Class B(b)(c)(d)	129,291	1,937,433
BioGaia AB, Class B	300,094	3,572,815
Biotage AB	245,621	4,605,451
BoneSupport Holding AB(b)(d)	194,509	5,481,449
Boozt AB(b)(d)	203,440	2,082,044
Bravida Holding AB(d)	708,237	5,732,590
Bufab AB	95,530	3,983,251
Bure Equity AB	191,473	7,173,419
Calliditas Therapeutics AB, Class B(b)	124,139	2,390,231
Camurus AB(b)	109,875	6,953,523
Castellum AB(b)	1,374,204	17,214,252
Catena AB	129,522	6,593,729
Cibus Nordic Real Estate AB publ	183,468	2,865,679
Clas Ohlson AB, Class B	138,240	2,196,052
Cloetta AB, Class B	601,922	1,291,615
Coor Service Management Holding AB(d)	336,046	1,355,266
Corem Property Group AB, Class B	2,161,119	1,929,901
Creades AB, Class A	181,181	1,314,789
Dios Fastigheter AB	349,950	2,808,941
Security	Shares	Value
Sweden (continued)
Dometic Group AB(d)	1,069,603	$7,338,568
Electrolux AB, Class B(b)	776,004	6,912,183
Electrolux Professional AB, Class B	834,757	5,254,528
Elekta AB, Class B	1,302,387	8,176,525
Embracer Group AB, Class B(b)	2,652,100	6,785,931
Engcon AB(c)	136,019	1,328,539
Fabege AB	801,907	6,724,494
Fortnox AB	1,696,912	10,491,236
Granges AB	351,409	4,289,962
Hemnet Group AB	311,908	11,527,769
Hexatronic Group AB(b)(c)	575,363	3,401,118
Hexpol AB	922,324	10,315,231
HMS Networks AB	106,532	4,144,504
Hufvudstaden AB, Class A	391,260	4,741,932
Instalco AB	744,745	3,547,349
Investment AB Oresund	137,171	1,593,577
INVISIO AB	132,152	3,088,932
Inwido AB	184,792	3,049,771
JM AB	213,674	4,165,712
Kindred Group PLC	768,945	9,082,989
Kinnevik AB	865,480	7,256,637
Lindab International AB	259,296	6,415,177
Loomis AB, Class B	249,877	7,962,385
Medicover AB, Class B	228,717	4,126,730
MEKO AB	126,127	1,323,785
Millicom International Cellular SA, SDR(b)	449,405	11,187,784
MIPS AB	93,469	4,654,075
Modern Times Group MTG AB, Class B(b)	309,404	2,375,901
Munters Group AB(d)	452,468	9,795,927
Mycronic AB	275,450	9,658,976
NCAB Group AB	632,032	4,623,642
NCC AB, Class B	303,668	4,688,555
New Wave Group AB, Class B	303,713	3,216,276
Nolato AB, Class B	685,731	3,682,432
Nordnet AB publ	484,716	9,902,724
Norion Bank AB(b)	213,402	808,677
NP3 Fastigheter AB	96,679	2,311,081
Nyfosa AB	505,987	5,178,485
OX2 AB, Class B(b)	519,365	2,876,774
Pandox AB, Class B	324,598	6,021,705
Paradox Interactive AB	127,494	1,827,431
Peab AB, Class B	600,730	4,480,444
Platzer Fastigheter Holding AB, Class B	202,895	1,855,929
Ratos AB, Class B	721,462	2,321,356
Rusta AB(b)	195,056	1,352,380
Rvrc Holding AB(c)	187,690	774,930
Samhallsbyggnadsbolaget i Norden AB	3,566,192	2,260,709
Scandic Hotels Group AB(b)(c)(d)	498,286	3,032,650
Sdiptech AB, Class B(b)	101,255	3,100,651
Sectra AB, Class B	479,533	10,918,579
Sinch AB(b)(c)(d)	2,380,258	6,451,519
SkiStar AB	144,519	2,128,205
SSAB AB, Class A	816,801	4,214,035
SSAB AB, Class B	2,271,301	11,512,557
Stillfront Group AB(b)(c)	1,629,309	1,362,287
Storskogen Group AB	4,808,949	3,904,807
Surgical Science Sweden AB(b)(c)	127,828	1,552,353
Svolder AB	307,131	1,825,566
Sweco AB, Class B	694,958	11,231,562
SwedenCare AB	212,591	919,678
Synsam AB	231,510	1,088,509
Thule Group AB(d)	372,522	10,299,244
67
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Troax Group AB	135,872	$3,086,312
Truecaller AB, Class B(c)	767,254	2,430,068
VBG Group AB, Class B(c)	58,392	2,326,481
Vimian Group AB(b)(c)	616,918	1,947,095
Vitec Software Group AB, Class B	110,745	5,793,372
Vitrolife AB	262,030	5,635,283
Wallenstam AB, Class B	1,249,948	6,304,961
Wihlborgs Fastigheter AB	963,837	9,762,738
Xvivo Perfusion AB(b)	88,041	4,173,180
Yubico AB(b)	147,699	3,733,473
		561,469,627
Switzerland — 4.3%
Accelleron Industries AG, NVS	329,848	16,322,409
Allreal Holding AG, Registered	52,348	9,332,411
ALSO Holding AG, Registered	22,455	6,808,152
ams-OSRAM AG(b)	3,517,316	4,722,556
Arbonia AG(b)	184,001	2,662,276
Aryzta AG(b)	3,453,244	6,610,943
Autoneum Holding AG	12,137	1,906,470
Basilea Pharmaceutica AG, Registered(b)	44,539	2,017,004
Belimo Holding AG, Registered	34,437	20,876,401
Bell Food Group AG, Registered	7,778	2,202,031
Bossard Holding AG, Class A, Registered	19,938	5,081,800
Bucher Industries AG, Registered	23,425	9,490,147
Burckhardt Compression Holding AG	10,659	7,426,666
Burkhalter Holding AG	26,521	2,677,027
Bystronic AG, Registered(c)	4,665	1,678,103
Cembra Money Bank AG	104,377	9,114,413
Comet Holding AG, Registered	25,729	10,309,110
COSMO Pharmaceuticals NV	31,930	2,713,732
Daetwyler Holding AG, Bearer	26,998	5,616,445
DKSH Holding AG	124,927	9,792,057
DocMorris AG(b)(c)	41,074	2,080,738
dormakaba Holding AG	11,165	6,762,193
Dottikon Es Holding AG(b)	11,379	3,274,137
EFG International AG	326,381	4,665,109
Emmi AG, Registered	7,522	7,909,776
Flughafen Zurich AG, Registered	69,906	16,178,599
Forbo Holding AG, Registered	3,383	3,644,036
Galenica AG(d)	177,059	15,400,272
Georg Fischer AG	273,007	20,059,457
Huber + Suhner AG, Registered	50,922	4,458,962
Implenia AG, Registered	45,747	1,657,866
Inficon Holding AG, Registered	6,014	8,967,297
Interroll Holding AG, Registered	2,399	7,751,665
Intershop Holding AG	19,961	2,663,628
Kardex Holding AG, Registered	21,900	6,669,428
Komax Holding AG, Registered(c)	13,677	2,078,673
Landis+Gyr Group AG	85,753	7,767,600
LEM Holding SA, Registered	1,627	2,376,225
Leonteq AG	31,680	958,250
Medacta Group SA(d)	24,854	3,567,763
Medmix AG(d)	84,091	1,161,131
Meier Tobler Group AG	17,055	547,672
Metall Zug AG, Class B, Registered	659	957,249
Mobilezone Holding AG, Registered	146,626	2,391,054
Mobimo Holding AG, Registered	25,301	7,577,847
Montana Aerospace AG(b)(d)	94,555	2,011,870
OC Oerlikon Corp. AG, Registered	667,757	3,756,232
Orior AG	20,206	1,278,353
PolyPeptide Group AG(b)(c)(d)	53,151	1,775,808
PSP Swiss Property AG, Registered	162,468	21,710,755
Security	Shares	Value
Switzerland (continued)
Rieter Holding AG, Registered	8,621	$1,020,686
Schweiter Technologies AG, NVS	3,368	1,580,878
Sensirion Holding AG(b)(c)(d)	32,899	3,086,321
SFS Group AG	61,376	8,963,176
Siegfried Holding AG, Registered	14,136	16,476,256
SKAN Group AG	38,077	3,440,053
Softwareone Holding AG	416,599	8,317,587
Stadler Rail AG	194,069	5,939,536
Sulzer AG, Registered	65,921	9,800,329
Swissquote Group Holding SA, Registered	37,207	11,867,074
Tecan Group AG, Registered	45,011	16,807,836
TX Group AG	10,768	1,982,465
u-blox Holding AG	23,834	2,180,463
Valiant Holding AG, Registered	55,265	6,277,323
Vetropack Holding AG, Class A, Registered	44,518	1,691,456
Vontobel Holding AG, Registered	98,503	6,454,152
Ypsomed Holding AG, Registered	14,479	6,653,985
Zehnder Group AG, Registered	31,730	1,998,489
		423,957,863
United Kingdom — 15.6%
4imprint Group PLC	98,197	7,667,669
AB Dynamics PLC	61,067	1,546,543
abrdn PLC	6,421,968	14,044,761
Advanced Medical Solutions Group PLC	783,439	2,477,590
AG Barr PLC	330,633	2,739,169
Airtel Africa PLC(d)	3,267,004	4,789,858
AJ Bell PLC	1,095,554	6,464,509
Alfa Financial Software Holdings PLC(d)	337,545	811,451
Alpha Financial Markets Consulting PLC	397,209	2,542,948
Alpha Group International PLC	122,229	4,069,707
Alphawave IP Group PLC(b)(c)	1,144,923	2,289,705
AO World PLC(b)(c)	1,504,877	2,267,345
Ascential PLC	723,847	5,313,393
Ashmore Group PLC	1,640,301	3,640,022
Ashtead Technology Holdings PLC	279,461	3,121,980
ASOS PLC(b)(c)	173,553	807,662
Assura PLC	10,659,533	5,593,974
Aston Martin Lagonda Global Holdings PLC(b)(c)(d)	711,092	1,425,586
Atalaya Mining PLC	371,092	1,812,818
Auction Technology Group PLC(b)(c)	338,937	2,213,413
B&M European Value Retail SA	3,504,947	21,106,704
Babcock International Group PLC	890,628	6,092,229
Balanced Commercial Property Trust Ltd.	2,503,003	2,786,560
Balfour Beatty PLC	1,843,711	9,983,212
Bank of Georgia Group PLC	119,743	7,039,597
Beazley PLC	2,347,700	20,635,119
Bellway PLC	408,863	15,012,591
Big Yellow Group PLC	655,419	10,192,689
Bodycote PLC	663,370	5,933,625
boohoo Group PLC(b)(c)	2,414,600	1,002,621
Breedon Group PLC	993,093	5,524,332
Bridgepoint Group PLC(d)	857,901	3,233,940
British Land Co. PLC (The)	3,082,602	16,338,710
Britvic PLC	833,953	13,618,734
Burford Capital Ltd.	689,100	9,718,024
Bytes Technology Group PLC	804,329	5,240,345
C&C Group PLC	1,347,886	2,772,440
Carnival PLC(b)	477,952	7,343,536
Centamin PLC	4,077,040	6,658,964
Central Asia Metals PLC	631,983	1,607,018
Chemring Group PLC	967,861	5,151,129
Clarkson PLC	102,205	5,958,521
Schedule of Investments
68

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Close Brothers Group PLC	532,167	$3,501,222
CLS Holdings PLC	613,878	723,457
CMC Markets PLC(d)	371,892	1,594,416
Coats Group PLC	5,593,468	6,435,663
Computacenter PLC	298,623	10,340,134
ConvaTec Group PLC(d)	5,705,152	17,189,495
Craneware PLC	102,249	3,023,263
Cranswick PLC	188,862	11,569,020
Crest Nicholson Holdings PLC	861,191	2,935,726
Currys PLC(b)	3,210,578	3,357,607
Custodian Property Income REIT PLC	1,394,353	1,380,233
CVS Group PLC	249,743	3,660,052
Darktrace PLC(b)(c)	1,473,790	11,208,378
Deliveroo PLC, Class A(b)(d)	3,607,062	6,116,282
Derwent London PLC	335,357	9,907,098
Diploma PLC	466,769	26,687,618
Direct Line Insurance Group PLC	4,609,104	11,181,884
DiscoverIE Group PLC	335,303	2,918,393
Diversified Energy Co. PLC	166,900	2,757,303
Domino's Pizza Group PLC	1,267,738	5,271,420
Dowlais Group PLC	4,915,887	4,049,758
Dr. Martens PLC	2,008,197	1,836,035
Drax Group PLC	1,343,411	11,237,123
DS Smith PLC	4,804,390	28,086,705
Dunelm Group PLC	427,877	6,786,555
easyJet PLC	1,040,066	6,025,364
Elementis PLC	2,066,918	4,246,089
Empiric Student Property PLC	2,110,697	2,615,445
Energean PLC	550,728	7,072,805
Essentra PLC	1,027,240	2,258,172
Evoke PLC(b)	1,269,607	963,781
FD Technologies PLC(b)(c)	82,881	1,625,918
FDM Group Holdings PLC	310,588	1,698,921
Fevertree Drinks PLC	374,511	4,441,401
Finablr PLC(a)(b)(d)	1,080,679	14
Firstgroup PLC	2,212,601	4,989,095
Forterra PLC(d)	743,746	1,674,228
Frasers Group PLC(b)	381,747	4,406,049
Future PLC	364,520	5,246,313
Games Workshop Group PLC	114,261	15,154,893
Gamma Communications PLC	322,230	6,155,649
GB Group PLC	892,116	3,993,366
Genuit Group PLC	881,309	5,791,428
Genus PLC	235,454	5,517,774
Grafton Group PLC	630,653	8,785,808
Grainger PLC	2,494,012	7,746,613
Great Portland Estates PLC	1,169,403	5,276,800
Greatland Gold PLC(b)	16,432,095	1,497,712
Greencore Group PLC(b)	1,664,073	3,854,928
Greggs PLC	358,085	14,420,648
Halfords Group PLC	772,643	1,535,598
Hammerson PLC	14,345,296	5,314,869
Harbour Energy PLC	2,014,044	8,100,660
Hays PLC	5,472,026	6,631,702
Helios Towers PLC(b)	2,600,900	4,216,826
Hill & Smith PLC	284,443	8,408,135
Hilton Food Group PLC	268,257	3,220,972
Hiscox Ltd.	1,219,598	19,916,949
Hochschild Mining PLC(b)	1,184,237	2,763,737
Hollywood Bowl Group PLC	584,264	2,497,410
Home REIT PLC(a)(b)(c)	3,524,118	1,120,511
Howden Joinery Group PLC	1,931,627	23,353,736
Security	Shares	Value
United Kingdom (continued)
Hunting PLC	526,997	$3,094,780
Ibstock PLC(d)	1,414,283	3,338,090
IG Group Holdings PLC	1,296,830	15,661,432
IMI PLC	920,008	22,408,558
Impact Healthcare REIT PLC, Class B	1,130,327	1,271,511
Impax Asset Management Group PLC	351,893	1,838,909
Inchcape PLC	1,291,331	14,043,797
Indivior PLC, NVS(b)	405,694	5,572,682
IntegraFin Holdings PLC	1,005,625	4,977,209
Intermediate Capital Group PLC	1,012,341	28,575,077
International Distributions Services PLC(b)	2,331,127	10,342,988
International Workplace Group PLC	2,675,431	5,940,258
Investec PLC	2,271,232	17,983,682
IP Group PLC	3,599,970	1,929,852
ITM Power PLC(b)(c)	1,643,622	1,104,913
ITV PLC	12,573,908	12,935,990
J D Wetherspoon PLC(b)	308,846	2,963,882
JET2 PLC	595,585	10,933,613
John Wood Group PLC(b)	2,291,595	6,009,760
Johnson Matthey PLC	635,855	13,397,572
Johnson Service Group PLC	1,477,300	3,091,806
JTC PLC(d)	554,796	7,499,311
Judges Scientific PLC	21,064	2,680,804
Jupiter Fund Management PLC	1,608,196	1,818,469
Just Group PLC	3,696,148	5,736,207
Kainos Group PLC	309,781	4,372,665
Keller Group PLC	257,424	4,930,879
Keywords Studios PLC	275,985	8,472,447
Kier Group PLC	1,552,875	3,231,942
Lancashire Holdings Ltd.	846,092	6,895,979
Learning Technologies Group PLC	2,059,014	1,905,816
Liontrust Asset Management PLC	218,937	1,877,674
LondonMetric Property PLC	7,169,087	18,535,499
Man Group PLC/Jersey	4,228,368	13,312,105
Marks & Spencer Group PLC	7,105,458	30,010,263
Marlowe PLC	299,577	1,694,534
Marshalls PLC	810,376	3,625,391
Me Group International PLC	643,088	1,597,227
Mitchells & Butlers PLC(b)	963,310	3,858,951
Mitie Group PLC	4,525,122	7,050,534
Mobico Group PLC	1,767,180	1,280,220
Molten Ventures PLC(b)(c)	568,302	2,731,369
MONY Group PLC	1,683,300	5,138,519
Moonpig Group PLC(b)(c)	1,143,622	3,212,926
Morgan Advanced Materials PLC	1,016,766	4,455,019
Morgan Sindall Group PLC	147,987	5,466,131
NCC Group PLC	1,083,718	2,056,016
Network International Holdings PLC(b)(d)	1,665,847	8,394,798
Next 15 Group PLC	301,703	3,308,398
Ninety One PLC	1,055,006	2,349,546
Ocado Group PLC(b)	1,884,996	9,856,989
OSB Group PLC	1,381,606	9,141,383
Oxford Instruments PLC	187,161	6,039,182
Oxford Nanopore Technologies PLC(b)	1,989,145	3,089,032
Pagegroup PLC	1,096,272	6,039,603
Pan African Resources PLC	6,722,063	2,549,257
Paragon Banking Group PLC	732,377	7,567,865
Penno Group PLC	1,017,529	8,135,006
Pets at Home Group PLC	1,542,803	6,084,920
Picton Property Income Ltd.	1,855,844	1,750,941
Playtech PLC(b)	864,482	6,279,043
Plus500 Ltd.	276,936	8,352,116
69
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Polar Capital Holdings PLC	305,880	$2,371,427
Premier Foods PLC	2,308,129	5,340,989
Primary Health Properties PLC	4,802,750	5,720,887
PRS REIT PLC (The)	1,906,430	2,009,666
PZ Cussons PLC	854,815	1,162,051
QinetiQ Group PLC	1,794,856	11,150,296
Quilter PLC(d)	4,838,264	8,315,915
Rank Group PLC(b)	733,992	669,944
Rathbones Group PLC	219,820	5,441,913
Redrow PLC	915,075	8,778,784
Renew Holdings PLC	287,512	4,026,641
Renewi PLC	252,994	2,195,294
Renishaw PLC	127,280	6,196,454
RHI Magnesita NV	66,652	3,145,618
Rightmove PLC	2,789,522	20,725,732
Rotork PLC	2,975,198	13,846,791
RS Group PLC	1,647,862	17,312,127
RWS Holdings PLC	1,072,170	2,628,731
Safestore Holdings PLC	762,960	7,928,218
Savills PLC	491,799	8,067,285
Serco Group PLC	3,773,318	9,271,965
Serica Energy PLC	965,598	1,640,012
Shaftesbury Capital PLC	5,402,590	10,577,694
SIG PLC(b)	2,374,101	747,746
Sirius Real Estate Ltd.	5,319,105	6,484,515
Softcat PLC	450,692	9,428,891
Spectris PLC	352,385	13,823,094
Spire Healthcare Group PLC(d)	976,878	3,216,489
Spirent Communications PLC	2,039,064	4,554,508
SSP Group PLC	2,839,819	6,678,441
St. James's Place PLC	1,918,200	16,896,976
SThree PLC	461,703	2,436,907
Supermarket Income REIT PLC	4,414,256	4,251,550
Target Healthcare REIT PLC	2,193,760	2,299,856
Tate & Lyle PLC	1,401,028	11,842,180
TBC Bank Group PLC	146,296	5,830,197
Team17 Group PLC(b)	410,647	1,530,931
Telecom Plus PLC	253,336	6,190,923
THG PLC, Class B(b)(c)	2,547,505	2,180,246
TI Fluid Systems PLC(d)	1,262,983	2,138,890
TP ICAP Group PLC	2,709,733	7,715,948
Trainline PLC(b)(d)	1,573,990	6,891,848
Travis Perkins PLC	733,015	9,007,241
Tritax Big Box REIT PLC	7,816,277	16,614,064
Trustpilot Group PLC(b)(d)	1,159,577	3,108,098
Tullow Oil PLC(b)	4,188,443	1,648,720
UNITE Group PLC (The)	1,359,456	16,663,173
Urban Logistics REIT PLC	1,679,231	2,684,356
Vesuvius PLC	742,394	4,605,761
Victrex PLC	297,470	4,206,539
Virgin Money U.K. PLC	3,838,012	10,613,747
Vistry Group PLC(b)	1,123,046	20,002,952
Volex PLC	467,041	2,130,011
Volution Group PLC	704,239	4,959,613
Warehouse REIT PLC	1,466,830	1,618,100
Watches of Switzerland Group PLC(b)(d)	829,358	4,349,300
Weir Group PLC (The)	899,870	23,490,927
WH Smith PLC	449,974	7,656,283
Wickes Group PLC	864,557	1,678,262
Workspace Group PLC	510,982	4,028,463
Yellow Cake PLC(b)(d)	763,937	5,467,152
YouGov PLC	372,686	2,213,472
Security	Shares	Value
United Kingdom (continued)
Young & Co's Brewery PLC, Series A, Class A	103,386	$1,326,421
Zigup PLC	782,200	4,269,822
		1,520,694,286
Total Common Stocks — 99.0% (Cost: $10,066,594,904)		9,648,580,989
Preferred Stocks
Germany — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	30,473	1,602,555
Einhell Germany AG, Preference Shares, NVS	5,500	1,059,523
Fuchs Petrolub SE, Preference Shares, NVS	244,717	10,633,231
Jungheinrich AG, Preference Shares, NVS	169,450	5,363,918
Schaeffler AG, Preference Shares, NVS	438,201	2,400,024
Sixt SE, Preference Shares, NVS	58,499	3,243,878
STO SE & Co. KGaA, Preference Shares, NVS	9,795	1,311,082
		25,614,211
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	142,843	4,117,956
Total Preferred Stocks — 0.3% (Cost: $30,238,664)		29,732,167
Warrants
Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(c)	96,743	1
Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable 06/30/17, 1 Share for 1 Warrant, Expires 03/31/25, Strike Price EUR 0.001)(a)(b)(c)	3,096,556	33
Total Warrants — 0.0% (Cost: $—)		34
Total Long-Term Investments — 99.3% (Cost: $10,096,833,568)		9,678,313,190
Short-Term Securities
Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	330,313,778	330,445,904
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(f)(g)	4,530,000	4,530,000
Total Short-Term Securities — 3.4% (Cost: $334,850,224)		334,975,904
Total Investments — 102.7% (Cost: $10,431,683,792)		10,013,289,094
Liabilities in Excess of Other Assets — (2.7)%		(261,947,516)
Net Assets — 100.0%		$9,751,341,578

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
Schedule of Investments
70

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$422,283,531	$—	$(91,882,248)(a)	$38,085	$6,536	$330,445,904	330,313,778	$8,823,241 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,300,000	1,230,000 (a)	—	—	—	4,530,000	4,530,000	299,989	—
				$38,085	$6,536	$334,975,904		$9,123,230	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	147	09/12/24	$27,170	$(290,986)
Euro STOXX 50 Index	393	09/20/24	20,841	(48,347)
FTSE 100 Index	200	09/20/24	21,507	439,255
				$99,922
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$439,255	$—	$—	$—	$439,255
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$339,333	$—	$—	$—	$339,333

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

71
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Small-Cap ETF

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$8,257,366	$—	$—	$—	$8,257,366
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,580,609)	$—	$—	$—	$(1,580,609)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$77,212,560
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$939,055,493	$8,706,913,430	$2,612,066	$9,648,580,989
Preferred Stocks	1,059,523	28,672,644	—	29,732,167
Warrants	—	1	33	34
Short-Term Securities
Money Market Funds	334,975,904	—	—	334,975,904
	$1,275,090,920	$8,735,586,075	$2,612,099	$10,013,289,094
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$439,255	$—	$439,255
Liabilities
Equity Contracts	—	(339,333)	—	(339,333)
	$—	$99,922	$—	$99,922

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
72

Statements of Assets and Liabilities
July 31, 2024

	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ex U.S. ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$—	$—	$—	$4,557,438,377
Investments, at value—affiliated(c)	332,571,164	8,115,604,798	151,135,077	14,947,642
Cash	2,004	7,887	6,404	—
Cash pledged for futures contracts	—	—	—	222,000
Foreign currency, at value(d)	—	—	—	6,064,290
Receivables:
Investments sold	2,544,852	128,221,916	3,448,703	72,178
Securities lending income—affiliated	25,866	346,301	51	8,824
Capital shares sold	—	16	—	—
Dividends—unaffiliated	—	—	—	7,349,320
Dividends—affiliated	2,653	94,622	1,679	26,869
Tax reclaims	—	—	—	7,146,586
Variation margin on futures contracts	—	—	—	120,770
Unrealized appreciation on forward foreign currency exchange contracts	5,013,504	30,703,082	1,030,050	—
Total assets	340,160,043	8,274,978,622	155,621,964	4,593,396,856
LIABILITIES
Bank overdraft	—	—	—	78,321
Collateral on securities loaned, at value	102,846,950	1,447,704,900	—	10,822,398
Payables:
Deferred foreign capital gain tax	—	—	—	14,855,379
Investment advisory fees	4,395	113,625	2,919	1,230,718
Professional fees	—	—	—	17,755
Unrealized depreciation on forward foreign currency exchange contracts	7,750,803	166,991,883	4,713,722	—
Total liabilities	110,602,148	1,614,810,408	4,716,641	27,004,571
Commitments and contingent liabilities
NET ASSETS	$229,557,895	$6,660,168,214	$150,905,323	$4,566,392,285
NET ASSETS CONSIST OF
Paid-in capital	$207,277,820	$6,283,635,520	$152,610,832	$4,693,629,917
Accumulated earnings (loss)	22,280,075	376,532,694	(1,705,509)	(127,237,632)
NET ASSETS	$229,557,895	$6,660,168,214	$150,905,323	$4,566,392,285
NET ASSET VALUE
Shares outstanding	7,150,000	189,650,000	4,670,000	84,000,000
Net asset value	$32.11	$35.12	$32.31	$54.36
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$—	$—	$—	$3,964,049,570
(b) Securities loaned, at value	$102,431,788	$1,436,266,244	$—	$9,858,643
(c) Investments, at cost—affiliated	$302,802,624	$7,525,438,755	$140,283,492	$14,937,709
(d) Foreign currency, at cost	$—	$—	$—	$6,072,997
See notes to financial statements.
73
2024 iShares Annual Financial Statements

Statements of Assets and Liabilities (continued)
July 31, 2024

	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$55,546,267,168	$9,678,313,190
Investments, at value—affiliated(c)	213,691,245	334,975,904
Cash	3,008	8,406
Foreign currency collateral pledged for futures contracts(d)	14,191,860	3,967,370
Foreign currency, at value(e)	58,220,286	15,804,107
Receivables:
Investments sold	—	27,891,894
Securities lending income—affiliated	35,601	499,259
Capital shares sold	1,865,435	10,662
Dividends—unaffiliated	35,778,459	13,508,933
Dividends—affiliated	134,042	9,772
Tax reclaims	114,530,565	14,454,592
Variation margin on futures contracts	1,632,195	481,193
Foreign withholding tax claims	46,416,060	—
Total assets	56,032,765,924	10,089,925,282
LIABILITIES
Collateral on securities loaned, at value	145,304,497	330,286,021
Payables:
Investments purchased	1,865,435	4,737,938
Capital shares redeemed	—	204,973
Deferred foreign capital gain tax	—	5,087
Investment advisory fees	14,620,007	3,192,043
IRS compliance fee for foreign withholding tax claims	101,635,502	—
Professional fees	4,985,489	157,642
Total liabilities	268,410,930	338,583,704
Commitments and contingent liabilities
NET ASSETS	$55,764,354,994	$9,751,341,578
NET ASSETS CONSIST OF
Paid-in capital	$54,392,636,490	$11,116,858,362
Accumulated earnings (loss)	1,371,718,504	(1,365,516,784)
NET ASSETS	$55,764,354,994	$9,751,341,578
NET ASSET VALUE
Shares outstanding	694,200,000	150,200,000
Net asset value	$80.33	$64.92
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$44,471,479,414	$10,096,833,568
(b) Securities loaned, at value	$135,611,956	$310,835,961
(c) Investments, at cost—affiliated	$213,620,432	$334,850,224
(d) Foreign currency collateral pledged, at cost	$14,735,215	$3,957,157
(e) Foreign currency, at cost	$57,638,515	$15,359,286
See notes to financial statements.
Statements of Assets and Liabilities
74

Statements of Operations
Year Ended July 31, 2024

	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ex U.S. ETF
INVESTMENT INCOME
Dividends—unaffiliated	$—	$—	$—	$142,416,348
Dividends—affiliated	5,885,706	156,926,768	3,396,956	382,751
Interest—unaffiliated	—	—	—	62,539
Securities lending income—affiliated—net	282,029	4,232,466	119	236,072
Other income—unaffiliated	—	—	—	97,501
Foreign taxes withheld	—	—	—	(12,659,947)
Foreign withholding tax claims	—	—	—	486,300
Other foreign taxes	—	—	—	(25,243)
Total investment income	6,167,735	161,159,234	3,397,075	130,996,321
EXPENSES
Investment advisory	752,578	18,260,278	496,275	14,293,669
Interest expense	1,623	44,763	847	20,000
Commitment costs	—	37,154	—	38,715
Professional	—	—	—	66,833
Total expenses	754,201	18,342,195	497,122	14,419,217
Less:
Investment advisory fees waived	(694,787)	(16,900,594)	(462,498)	—
Total expenses after fees waived	59,414	1,441,601	34,624	14,419,217
Net investment income	6,108,321	159,717,633	3,362,451	116,577,104
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	—	—	—	(92,796,793)
Investments—affiliated	(609,253)	(800,117)	(1,101,105)	9,317
Forward foreign currency exchange contracts	9,408,527	291,017,905	7,976,633	—
Foreign currency transactions	—	—	—	(985,803)
Futures contracts	—	—	—	1,116,580
In-kind redemptions—unaffiliated(b)	—	—	—	105,563,617
In-kind redemptions—affiliated(b)	398,488	153,051,007	55,074	—
	9,197,762	443,268,795	6,930,602	12,906,918
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	—	—	—	281,285,052
Investments—affiliated	14,143,759	252,845,389	9,991,502	(3,815)
Forward foreign currency exchange contracts	(1,077,310)	(100,503,115)	(2,599,968)	—
Foreign currency translations	(207)	—	—	(25,691)
Futures contracts	—	—	—	(756,727)
	13,066,242	152,342,274	7,391,534	280,498,819
Net realized and unrealized gain	22,264,004	595,611,069	14,322,136	293,405,737
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,372,325	$755,328,702	$17,684,587	$409,982,841
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$—	$(947,448)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$—	$—	$(10,620,380)
See notes to financial statements.
75
2024 iShares Annual Financial Statements

Statements of Operations(continued)
Year Ended July 31, 2024

	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF
INVESTMENT INCOME
Dividends—unaffiliated	$1,646,158,590	$310,416,149
Dividends—affiliated	2,881,326	299,989
Interest—unaffiliated	687,409	142,349
Securities lending income—affiliated—net	713,042	8,823,241
Other income—unaffiliated	1,321,577	5,452
Foreign taxes withheld	(119,756,580)	(25,996,732)
Foreign withholding tax claims	8,184,907	1,314,041
Total investment income	1,540,190,271	295,004,489
EXPENSES
Investment advisory	161,558,287	38,690,777
Professional	1,063,725	161,206
Interest expense	10,603	518
Total expenses	162,632,615	38,852,501
Net investment income	1,377,557,656	256,151,988
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(606,406,498)	(312,618,264)
Investments—affiliated	(229)	38,085
Foreign currency transactions	(7,205,264)	(2,853,537)
Futures contracts	29,850,048	8,257,366
In-kind redemptions—unaffiliated(a)	633,550,535	172,618,334
	49,788,592	(134,558,016)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	4,088,689,812	580,969,601
Investments—affiliated	(5,906)	6,536
Foreign currency translations	(519,193)	425,843
Futures contracts	(4,329,457)	(1,580,609)
	4,083,835,256	579,821,371
Net realized and unrealized gain	4,133,623,848	445,263,355
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,511,181,504	$701,415,343
(a) See Note 2 of the Notes to Financial Statements.
(b) Net of reduction in deferred foreign capital gain tax of	$—	$32,709
See notes to financial statements.
Statements of Operations
76

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI ACWI ex U.S. ETF		iShares Currency Hedged MSCI EAFE ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,108,321	$3,847,827	$159,717,633	$74,633,925
Net realized gain (loss)	9,197,762	(4,357,692)	443,268,795	(47,137,260)
Net change in unrealized appreciation (depreciation)	13,066,242	23,263,272	152,342,274	490,789,318
Net increase in net assets resulting from operations	28,372,325	22,753,407	755,328,702	518,285,983
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,088,385)	(21,121,660)	(159,638,899)	(667,586,056)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	26,978,736	58,363,034	2,507,919,371	42,219,759
NET ASSETS
Total increase (decrease) in net assets	49,262,676	59,994,781	3,103,609,174	(107,080,314)
Beginning of year	180,295,219	120,300,438	3,556,559,040	3,663,639,354
End of year	$229,557,895	$180,295,219	$6,660,168,214	$3,556,559,040

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
77
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets(continued)

	iShares Currency Hedged MSCI EAFE Small-Cap ETF		iShares MSCI ACWI ex U.S. ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,362,451	$1,576,592	$116,577,104	$127,198,735
Net realized gain (loss)	6,930,602	(4,643,212)	12,906,918	(58,790,597)
Net change in unrealized appreciation (depreciation)	7,391,534	12,327,854	280,498,819	459,856,412
Net increase in net assets resulting from operations	17,684,587	9,261,234	409,982,841	528,264,550
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,365,192)	(23,380,016)	(130,886,807)	(105,154,738)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	39,311,979	3,625,183	(332,138,545)	70,469,185
NET ASSETS
Total increase (decrease) in net assets	53,631,374	(10,493,599)	(53,042,511)	493,578,997
Beginning of year	97,273,949	107,767,548	4,619,434,796	4,125,855,799
End of year	$150,905,323	$97,273,949	$4,566,392,285	$4,619,434,796

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
78

Statements of Changes in Net Assets(continued)

	iShares MSCI EAFE ETF		iShares MSCI EAFE Small-Cap ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,377,557,656	$1,388,414,350	$256,151,988	$308,860,288
Net realized gain (loss)	49,788,592	334,166,170	(134,558,016)	(42,615,482)
Net change in unrealized appreciation (depreciation)	4,083,835,256	5,367,130,331	579,821,371	519,104,892
Net increase in net assets resulting from operations	5,511,181,504	7,089,710,851	701,415,343	785,349,698
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,557,518,348)	(1,079,699,701)	(269,724,422)	(180,867,327)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	656,390,035	(2,449,920,920)	(1,720,856,783)	(530,465,081)
NET ASSETS
Total increase (decrease) in net assets	4,610,053,191	3,560,090,230	(1,289,165,862)	74,017,290
Beginning of year	51,154,301,803	47,594,211,573	11,040,507,440	10,966,490,150
End of year	$55,764,354,994	$51,154,301,803	$9,751,341,578	$11,040,507,440

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
79
2024 iShares Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI ACWI ex U.S. ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$28.85	$29.49	$32.11	$25.83	$26.66
Net investment income(a)	0.92	0.71	1.04	0.64	0.76
Net realized and unrealized gain (loss)(b)	3.24	2.92	(2.63)	6.25	(0.82)
Net increase (decrease) from investment operations	4.16	3.63	(1.59)	6.89	(0.06)
Distributions(c)
From net investment income	(0.90)	(0.65)	(1.03)	(0.61)	(0.77)
From net realized gain	—	(3.62)	—	—	—
Total distributions	(0.90)	(4.27)	(1.03)	(0.61)	(0.77)
Net asset value, end of year	$32.11	$28.85	$29.49	$32.11	$25.83
Total Return(d)
Based on net asset value	14.62%	13.81%	(5.03)%	26.76%	(0.36)%
Ratios to Average Net Assets(e)
Total expenses	0.38%	0.38%	0.38%	0.38%	0.38%
Total expenses after fees waived	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	3.08%	2.55%	3.33%	2.12%	2.90%
Supplemental Data
Net assets, end of year (000)	$229,558	$180,295	$120,300	$120,406	$71,027
Portfolio turnover rate(f)	9%	12%	5%	10%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
80

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$30.97	$32.77	$34.28	$26.72	$29.40
Net investment income(a)	1.10	0.68	1.47	0.75	0.70
Net realized and unrealized gain (loss)(b)	4.05	4.08	(1.59)	7.55	(1.98)
Net increase (decrease) from investment operations	5.15	4.76	(0.12)	8.30	(1.28)
Distributions(c)
From net investment income	(1.00)	(0.67)	(1.39)	(0.74)	(0.73)
From net realized gain	—	(5.89)	—	—	(0.67)
Total distributions	(1.00)	(6.56)	(1.39)	(0.74)	(1.40)
Net asset value, end of year	$35.12	$30.97	$32.77	$34.28	$26.72
Total Return(d)
Based on net asset value	16.81%	16.89%	(0.29)%	31.22%	(4.74)%
Ratios to Average Net Assets(e)
Total expenses	0.38%	0.38%	0.38%	0.38%	0.38%
Total expenses after fees waived	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	3.32%	2.24%	4.32%	2.42%	2.47%
Supplemental Data
Net assets, end of year (000)	$6,660,168	$3,556,559	$3,663,639	$2,838,619	$2,260,359
Portfolio turnover rate(f)	12%	15%	7%	12%	8%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
81
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE Small-Cap ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$28.78	$32.76	$36.63	$26.78	$28.62
Net investment income(a)	0.87	0.48	1.37	0.62	0.87
Net realized and unrealized gain (loss)(b)	3.48	2.35	(3.91)	9.78	(1.51)
Net increase (decrease) from investment operations	4.35	2.83	(2.54)	10.40	(0.64)
Distributions(c)
From net investment income	(0.82)	(0.47)	(1.33)	(0.55)	(0.88)
From net realized gain	—	(6.34)	—	—	(0.32)
Total distributions	(0.82)	(6.81)	(1.33)	(0.55)	(1.20)
Net asset value, end of year	$32.31	$28.78	$32.76	$36.63	$26.78
Total Return(d)
Based on net asset value	15.34%	10.67%	(6.97)%	38.96%	(2.62)%
Ratios to Average Net Assets(e)
Total expenses	0.43%	0.43%	0.43%	0.43%	0.43%
Total expenses after fees waived	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	2.91%	1.64%	3.92%	1.85%	3.16%
Supplemental Data
Net assets, end of year (000)	$150,905	$97,274	$107,768	$98,178	$44,187
Portfolio turnover rate(f)	12%	17%	7%	11%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
82

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$51.10	$46.36	$56.45	$45.11	$46.26
Net investment income(a)	1.32 (b)	1.43 (b)	1.38 (b)	1.14	1.12
Net realized and unrealized gain (loss)(c)	3.44	4.49	(9.73)	11.31	(0.97)
Net increase (decrease) from investment operations	4.76	5.92	(8.35)	12.45	0.15
Distributions from net investment income(d)	(1.50)	(1.18)	(1.74)	(1.11)	(1.30)
Net asset value, end of year	$54.36	$51.10	$46.36	$56.45	$45.11
Total Return(e)
Based on net asset value	9.50%(b)	12.96%(b)	(15.04)%(b)	27.66%	0.29%
Ratios to Average Net Assets(f)
Total expenses	0.32%	0.34%	0.32%	0.32%	0.32%
Total expenses after fees waived	0.32%	0.34%	0.32%	0.31%	0.30%
Total expenses excluding professional fees for foreign withholding tax claims	0.32%	0.32%	0.32%	0.32%	N/A
Net investment income	2.60%(b)	3.04%(b)	2.62%(b)	2.14%	2.50%
Supplemental Data
Net assets, end of year (000)	$4,566,392	$4,619,435	$4,125,856	$4,290,381	$2,995,541
Portfolio turnover rate(g)	6%	5%	8%	10%	17%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2024, July 31,
2023 and July 31, 2022:
• Net investment income per share by $0.00, $0.06 and $0.01.
• Total return by 0.01%, 0.12% and 0.02%.
• Ratio of net investment income to average net assets by 0.01%, 0.12% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
83
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$74.40	$65.61	$79.41	$62.17	$64.94
Net investment income(a)	2.04 (b)	2.00 (b)	2.09 (b)	1.90	1.48
Net realized and unrealized gain (loss)(c)	6.21	8.37	(12.88)	17.14	(2.62)
Net increase (decrease) from investment operations	8.25	10.37	(10.79)	19.04	(1.14)
Distributions from net investment income(d)	(2.32)	(1.58)	(3.01)	(1.80)	(1.63)
Net asset value, end of year	$80.33	$74.40	$65.61	$79.41	$62.17
Total Return(e)
Based on net asset value	11.27%(b)	15.94%(b)(f)	(13.84)%(b)	30.73%	(1.80)%
Ratios to Average Net Assets(g)
Total expenses	0.32%	0.33%	0.33%	0.37%	0.32%
Total expenses excluding professional fees for foreign withholding tax claims	0.32%	0.32%	0.32%	0.32%	0.32%
Net investment income	2.72%(b)	2.96%(b)	2.82%(b)	2.60%	2.34%
Supplemental Data
Net assets, end of year (000)	$55,764,355	$51,154,302	$47,594,212	$57,269,991	$46,405,254
Portfolio turnover rate(h)	3%	2%	5%	5%	4%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2024, July 31,
2023 and July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.03 and $0.07.
• Total return by 0.01%, 0.04% and 0.10%.
• Ratio of net investment income to average net assets by 0.02%, 0.04% and 0.09%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
84

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE Small-Cap ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$61.27	$58.15	$75.41	$55.23	$57.03
Net investment income(a)	1.57 (b)	1.65 (b)	1.70 (b)	1.39	1.12
Net realized and unrealized gain (loss)(c)	3.81	2.47	(16.38)	20.00	(1.12)
Net increase (decrease) from investment operations	5.38	4.12	(14.68)	21.39	—
Distributions from net investment income(d)	(1.73)	(1.00)	(2.58)	(1.21)	(1.80)
Net asset value, end of year	$64.92	$61.27	$58.15	$75.41	$55.23
Total Return(e)
Based on net asset value	8.98%(b)	7.12%(b)	(19.80)%(b)	38.84%	(0.16)%
Ratios to Average Net Assets(f)
Total expenses	0.40%	0.40%	0.39%	0.39%	0.40%
Total expenses excluding professional fees for foreign withholding tax claims	0.40%	0.39%	0.39%	0.39%	N/A
Net investment income	2.62%(b)	2.88%(b)	2.50%(b)	2.03%	2.01%
Supplemental Data
Net assets, end of year (000)	$9,751,342	$11,040,507	$10,966,490	$13,135,610	$8,527,860
Portfolio turnover rate(g)	14%	11%	15%	17%	20%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2024, July 31,
2023 and July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.01 and $0.03.
• Total return by 0.02%, 0.03% and 0.04%.
• Ratio of net investment income to average net assets by 0.01%, 0.02% and 0.04%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
85
2024 iShares Annual Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Currency Hedged MSCI ACWI ex U.S.	Diversified
Currency Hedged MSCI EAFE	Diversified
Currency Hedged MSCI EAFE Small-Cap	Diversified
MSCI ACWI ex U.S.	Diversified
MSCI EAFE	Diversified
MSCI EAFE Small-Cap	Diversified
Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and Schedules of Investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the Funds.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.   However, each of the currency hedged funds has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
86

Notes to Financial Statements  (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
87
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Currency Hedged MSCI ACWI ex U.S.
SG Americas Securities LLC	$102,431,788	$(102,431,788)	$—	$—
Currency Hedged MSCI EAFE
BofA Securities, Inc.	$209,048,504	$(209,048,504)	$—	$—
ING Financial Markets LLC	19,672,128	(19,672,128)	—	—
J.P. Morgan Securities LLC	1,114,625,344	(1,114,625,344)	—	—
Mizuho Securities USA LLC	9,924,460	(9,924,460)	—	—
RBC Capital Markets LLC	43,948,884	(43,948,884)	—	—
Toronto-Dominion Bank	4,018,000	(4,018,000)	—	—
Wells Fargo Securities LLC	35,028,924	(35,028,924)	—	—
	$1,436,266,244	$(1,436,266,244)	$—	$—
Notes to Financial Statements
88

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI ACWI ex U.S.
Barclays Capital, Inc.	$306,536	$(306,536)	$—	$—
BNP Paribas SA	743,509	(743,509)	—	—
BofA Securities, Inc.	4,775	(4,775)	—	—
Citigroup Global Markets, Inc.	1,416,336	(1,416,336)	—	—
Goldman Sachs & Co. LLC	1,228,876	(1,228,876)	—	—
HSBC Bank PLC	29,524	(29,524)	—	—
J.P. Morgan Securities LLC	916,202	(916,202)	—	—
Macquarie Bank Ltd.	388,789	(388,789)	—	—
Morgan Stanley	4,688,270	(4,688,270)	—	—
State Street Bank & Trust Co.	41,638	(41,638)	—	—
Virtu Americas LLC	94,188	(94,188)	—	—
	$9,858,643	$(9,858,643)	$—	$—
MSCI EAFE
BofA Securities, Inc.	$8,475,436	$(8,475,436)	$—	$—
Citigroup Global Markets, Inc.	13,145,110	(13,145,110)	—	—
Goldman Sachs & Co. LLC	8,102,489	(8,102,489)	—	—
HSBC Bank PLC	59,580,243	(59,580,243)	—	—
J.P. Morgan Securities LLC	20,121,624	(20,121,624)	—	—
Macquarie Bank Ltd.	906,229	(906,229)	—	—
Morgan Stanley	15,018,827	(15,018,827)	—	—
State Street Bank & Trust Co.	10,261,998	(10,261,998)	—	—
	$135,611,956	$(135,611,956)	$—	$—
MSCI EAFE Small-Cap
Barclays Bank PLC	$1,125,851	$(1,051,006)	$—	$74,845(b)
Barclays Capital, Inc.	3,368,366	(3,368,366)	—	—
BNP Paribas SA	2,717,007	(2,717,007)	—	—
BofA Securities, Inc.	23,240,557	(23,240,557)	—	—
Citigroup Global Markets, Inc.	11,289,480	(11,289,480)	—	—
Deutsche Bank Securities, Inc.	3	(3)	—	—
Goldman Sachs & Co. LLC	91,567,322	(91,567,322)	—	—
HSBC Bank PLC	29,532,332	(29,532,332)	—	—
J.P. Morgan Securities LLC	65,077,430	(65,077,430)	—	—
Jefferies LLC	3,730,029	(3,730,029)	—	—
Macquarie Bank Ltd.	4,829,273	(4,829,273)	—	—
Morgan Stanley	59,158,535	(59,158,535)	—	—
National Financial Services LLC	343,783	(343,783)	—	—
Nomura Securities International, Inc.	538,100	(538,100)	—	—
Scotia Capital (USA), Inc.	2,086,733	(2,086,733)	—	—
SG Americas Securities LLC	421,142	(421,142)	—	—
State Street Bank & Trust Co.	6,857,099	(6,857,099)	—	—
Toronto-Dominion Bank	129,162	(108,352)	—	20,810(b)
UBS AG	4,821,127	(4,821,127)	—	—
UBS Securities LLC	19	(19)	—	—
Wells Fargo Securities LLC	2,611	(2,251)	—	360(b)
	$310,835,961	$(310,739,946)	$—	$96,015

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of July 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
89
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
Notes to Financial Statements
90

Notes to Financial Statements  (continued)
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Currency Hedged MSCI ACWI ex U.S.	0.38%
Currency Hedged MSCI EAFE	0.38
Currency Hedged MSCI EAFE Small-Cap	0.43
For its investment advisory services to each of the iShares MSCI ACWI ex U.S. and iShares MSCI EAFE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204
For its investment advisory services to the iShares MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $12 billion	0.4000%
Over $12 billion, up to and including $18 billion	0.3800
Over $18 billion, up to and including $24 billion	0.3610
Over $24 billion, up to and including $30 billion	0.3430
Over $30 billion	0.3259
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Currency Hedged MSCI ACWI ex U.S. ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI ACWI ex U.S. ETF (“ACWX”), after taking into account any fee waivers by ACWX, plus 0.03%.
For the iShares Currency Hedged MSCI EAFE ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI EAFE ETF (“EFA”), after taking into account any fee waivers by EFA, plus 0.03%.
For the iShares Currency Hedged MSCI EAFE Small-Cap ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI EAFE Small-Cap ETF (“SCZ”), taking into account any fee waivers by SCZ, plus 0.03%.
For ACWX, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Currency Hedged MSCI ACWI ex U.S.	$694,787
Currency Hedged MSCI EAFE	16,900,594
Currency Hedged MSCI EAFE Small-Cap	462,498
91
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Currency Hedged MSCI ACWI ex U.S.	$68,738
Currency Hedged MSCI EAFE	1,259,969
Currency Hedged MSCI EAFE Small-Cap	51
MSCI ACWI ex U.S.	56,529
MSCI EAFE	206,538
MSCI EAFE Small-Cap	1,940,447
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI ACWI ex U.S.	$25,481,174	$21,524,596	$(18,968,638)
MSCI EAFE	591,676,443	232,267,530	(215,182,970)
MSCI EAFE Small-Cap	595,055,265	530,112,534	201,469,363
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Notes to Financial Statements
92

Notes to Financial Statements  (continued)
7. PURCHASES AND SALES
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Currency Hedged MSCI ACWI ex U.S.	$27,575,442	$18,542,662
Currency Hedged MSCI EAFE	782,172,965	571,889,902
Currency Hedged MSCI EAFE Small-Cap	20,519,471	14,408,855
MSCI ACWI ex U.S.	262,212,821	275,149,625
MSCI EAFE	2,810,222,304	1,539,504,499
MSCI EAFE Small-Cap	1,476,026,917	1,323,129,183
For the year ended July 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI ACWI ex U.S.	$28,393,330	$1,603,422
Currency Hedged MSCI EAFE	3,320,652,312	815,811,496
Currency Hedged MSCI EAFE Small-Cap	41,248,275	2,240,283
MSCI ACWI ex U.S.	30,411,607	362,157,680
MSCI EAFE	1,079,278,859	1,896,851,738
MSCI EAFE Small-Cap	72,656,858	1,923,923,842
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Currency Hedged MSCI ACWI ex U.S.	$398,488	$ (398,488)
Currency Hedged MSCI EAFE	151,855,942	(151,855,942)
Currency Hedged MSCI EAFE Small-Cap	37,467	(37,467)
MSCI ACWI ex U.S.	98,511,060	(98,511,060)
MSCI EAFE	613,074,619	(613,074,619)
MSCI EAFE Small-Cap	144,745,136	(144,745,136)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 07/31/24	Year Ended 07/31/23
Currency Hedged MSCI ACWI ex U.S.
Ordinary income	$6,088,385	$11,294,544
Long-term capital gains	—	9,827,116
	$6,088,385	$21,121,660
Currency Hedged MSCI EAFE
Ordinary income	$159,638,899	$311,183,380
Long-term capital gains	—	356,402,676
	$159,638,899	$667,586,056
Currency Hedged MSCI EAFE Small-Cap
Ordinary income	$3,365,192	$10,548,386
Long-term capital gains	—	12,831,630
	$3,365,192	$23,380,016
93
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
iShares ETF	Year Ended 07/31/24	Year Ended 07/31/23
MSCI ACWI ex U.S.
Ordinary income	$130,886,807	$105,154,738
MSCI EAFE
Ordinary income	$1,557,518,348	$1,079,699,701
MSCI EAFE Small-Cap
Ordinary income	$269,724,422	$180,867,327
As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Currency Hedged MSCI ACWI ex U.S.	$25,253	$(4,948,201)	$27,203,023	$22,280,075
Currency Hedged MSCI EAFE	293,911	(174,347,742)	550,586,525	376,532,694
Currency Hedged MSCI EAFE Small-Cap	—	(10,267,956)	8,562,447	(1,705,509)
MSCI ACWI ex U.S.	35,735,495	(655,146,905)	492,173,778	(127,237,632)
MSCI EAFE	352,236,972	(8,819,287,179)	9,838,768,711	1,371,718,504
MSCI EAFE Small-Cap	75,694,648	(884,211,082)	(557,000,350)	(1,365,516,784)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and futures contracts, the timing and recognition of partnership income, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI ACWI ex U.S.	$305,408,830	$37,560,239	$(10,357,009)	$27,203,230
Currency Hedged MSCI EAFE	7,564,252,059	756,391,712	(205,805,187)	550,586,525
Currency Hedged MSCI EAFE Small-Cap	142,537,013	15,529,690	(6,967,243)	8,562,447
MSCI ACWI ex U.S.	4,065,499,447	1,061,142,772	(554,256,200)	506,886,572
MSCI EAFE	45,919,557,022	16,514,809,095	(6,673,772,563)	9,841,036,532
MSCI EAFE Small-Cap	10,570,500,565	1,387,271,245	(1,944,773,702)	(557,502,457)
9. LINE OF CREDIT
The iShares Currency Hedged MSCI EAFE ETF and iShares MSCI ACWI ex U.S. ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended July 31, 2024, the iShares Currency Hedged MSCI EAFE ETF did not borrow under the Syndicated Credit Agreement.
Notes to Financial Statements
94

Notes to Financial Statements  (continued)
For the year ended July 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI ACWI ex U.S.	$10,000,000	$291,948	6.44%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
95
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged MSCI ACWI ex U.S.
Shares sold	950,000	$28,571,881	2,370,000	$64,248,699
Shares redeemed	(50,000)	(1,593,145)	(200,000)	(5,885,665)
	900,000	$26,978,736	2,170,000	$58,363,034
Currency Hedged MSCI EAFE
Shares sold	97,950,000	$3,322,608,956	26,450,000	$792,872,009
Shares redeemed	(23,150,000)	(814,689,585)	(23,400,000)	(750,652,250)
	74,800,000	$2,507,919,371	3,050,000	$42,219,759
Currency Hedged MSCI EAFE Small-Cap
Shares sold	1,370,000	$41,592,001	1,270,000	$36,532,479
Shares redeemed	(80,000)	(2,280,022)	(1,180,000)	(32,907,296)
	1,290,000	$39,311,979	90,000	$3,625,183
MSCI ACWI ex U.S.
Shares sold	2,200,000	$109,424,934	6,200,000	$283,860,289
Shares redeemed	(8,600,000)	(441,563,479)	(4,800,000)	(213,391,104)
	(6,400,000)	$(332,138,545)	1,400,000	$70,469,185
Notes to Financial Statements
96

Notes to Financial Statements  (continued)
	Year Ended 07/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount
MSCI EAFE
Shares sold	33,000,000	$2,563,390,724	11,400,000	$803,713,926
Shares redeemed	(26,400,000)	(1,907,000,689)	(49,200,000)	(3,253,634,846)
	6,600,000	$656,390,035	(37,800,000)	$(2,449,920,920)
MSCI EAFE Small-Cap
Shares sold	3,600,000	$218,376,996	5,200,000	$266,170,873
Shares redeemed	(33,600,000)	(1,939,233,779)	(13,600,000)	(796,635,954)
	(30,000,000)	$(1,720,856,783)	(8,400,000)	$(530,465,081)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares MSCI EAFE ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by the Swedish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Swedish tax claim receivables and related liabilities are disclosed in the statements of assets and liabilities. Collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of July 31, 2024, is $41,430,571 or $0.06 per share.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which each of the iShares MSCI ACWI ex U.S., iShares MSCI EAFE ETF and iShares MSCI EAFE Small-Cap ETF are able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
The iShares MSCI EAFE ETF is seeking a closing agreement with the Internal Revenue Service to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
97
2024 iShares Annual Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2024, the related statements of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small-Cap ETF
iShares MSCI ACWI ex U.S. ETF
iShares MSCI EAFE ETF
iShares MSCI EAFE Small-Cap ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
98

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024:
iShares ETF	Qualified Dividend Income
Currency Hedged MSCI ACWI ex U.S.	$4,870,695
Currency Hedged MSCI EAFE	146,568,115
Currency Hedged MSCI EAFE Small-Cap	2,939,713
MSCI ACWI ex U.S.	115,929,090
MSCI EAFE	1,538,355,680
MSCI EAFE Small-Cap	249,287,037
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Currency Hedged MSCI ACWI ex U.S.	$6,511,038	$640,117
Currency Hedged MSCI EAFE	168,456,596	11,780,336
Currency Hedged MSCI EAFE Small-Cap	3,733,881	347,013
MSCI ACWI ex U.S.	142,331,635	12,246,963
MSCI EAFE	1,646,158,591	96,014,363
MSCI EAFE Small-Cap	310,048,500	23,243,498
99
2024 iShares Annual Financial Statements

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI EAFE ETF and iShares MSCI EAFE Small-Cap ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual AIF level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m.  This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
Additional Information
100

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI EAFE ETF and iShares MSCI EAFE Small-Cap ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
101
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract
iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract
102

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
103
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Currency Hedged MSCI EAFE ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over
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time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio
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securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
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Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
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The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI ACWI ex U.S. ETF, iShares MSCI EAFE ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund
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in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
109
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the Fund, the Board considered management’s explanations of the relevant circumstances applicable to such mutual funds.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI EAFE Small-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In
Board Review and Approval of Investment Advisory Contract
110

Board Review and Approval of Investment Advisory Contract (continued)
approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of
111
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
112

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
113
2024 iShares Annual Financial Statements

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2024

2024 Annual Financial Statements

iShares Trust
• iShares Breakthrough Environmental Solutions ETF | ETEC | NASDAQ
• iShares Cybersecurity and Tech ETF | IHAK | NYSE Arca
• iShares Energy Storage & Materials ETF | IBAT | NASDAQ
• iShares Exponential Technologies ETF | XT | NASDAQ
• iShares Future Cloud 5G and Tech ETF | IDAT | NYSE Arca
• iShares Genomics Immunology and Healthcare ETF | IDNA | NYSE Arca
• iShares Neuroscience and Healthcare ETF | IBRN | NYSE Arca
• iShares Robotics and Artificial Intelligence Multisector ETF | IRBO | NYSE Arca
• iShares Self-Driving EV and Tech ETF | IDRV | NYSE Arca
• iShares Virtual Work and Life Multisector ETF | IWFH | NYSE Arca

2

Schedule of Investments
July 31, 2024
iShares® Breakthrough Environmental Solutions ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 6.2%
BorgWarner Inc.	5,920	$209,035
Automobiles — 17.5%
Li Auto Inc.(a)	10,700	104,670
Lucid Group Inc.(a)	17,928	63,106
NIO Inc., Class A(a)	22,440	100,010
Tesla Inc.(a)	814	188,905
XPeng Inc.(a)	26,000	105,093
Yadea Group Holdings Ltd.(b)	18,000	24,258
		586,042
Chemicals — 8.4%
Johnson Matthey PLC	7,812	164,600
Umicore SA	8,460	116,191
		280,791
Commercial Services & Supplies — 0.4%
Ecopro HN Co. Ltd.	388	14,784
Electrical Equipment — 17.6%
Advanced Energy Solution Holding Co. Ltd.	1,000	16,027
Doosan Fuel Cell Co. Ltd.(a)	1,808	26,614
Goldwind Science & Technology Co Ltd., Class A	4,400	4,880
Kempower OYJ(a)	694	11,236
Ming Yang Smart Energy Group Ltd., Class A	3,600	4,966
Nordex SE(a)	2,700	40,935
Siemens Energy AG(a)	3,763	109,272
Tatung Co. Ltd.(a)	72,000	110,328
Vestas Wind Systems A/S(a)	3,748	92,752
Voltronic Power Technology Corp.	3,000	170,745
		587,755
Electronic Equipment, Instruments & Components — 5.3%
Everdisplay Optronics Shanghai Co. Ltd.(a)	35,200	9,892
Samsung SDI Co. Ltd.	708	166,471
		176,363
Leisure Products — 1.8%
Merida Industry Co. Ltd.	8,000	61,266
Security	Shares	Value
Machinery — 18.7%
Kurita Water Industries Ltd.	4,300	$183,519
NGK Insulators Ltd.	5,600	75,684
Wartsila OYJ Abp	4,628	95,637
Xylem Inc./New York	704	93,984
Yaskawa Electric Corp.	5,100	177,499
		626,323
Semiconductors & Semiconductor Equipment — 23.5%
Daqo New Energy Corp., ADR(a)	2,204	38,636
Duk San Neolux Co. Ltd.(a)	463	11,654
Enphase Energy Inc.(a)	879	101,182
First Solar Inc.(a)	390	84,236
GCL Technology Holdings Ltd.	512,000	72,037
Hangzhou First Applied Material Co. Ltd., Class A	7,868	16,934
JA Solar Technology Co. Ltd., Class A	6,880	10,289
Jinko Solar Co. Ltd.	15,924	16,139
LONGi Green Energy Technology Co. Ltd., Class A	25,000	50,258
Shanghai Aiko Solar Energy Co. Ltd.	3,600	4,704
SMA Solar Technology AG	162	4,357
SolarEdge Technologies Inc.(a)	1,248	36,017
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	14,800	17,917
TSEC Corp.	10,465	8,852
Universal Display Corp.	984	219,058
WONIK IPS Co. Ltd.(a)	1,108	30,736
Xinyi Solar Holdings Ltd.	134,000	63,580
		786,586
Total Investments — 99.4% (Cost: $3,848,435)		3,328,945
Other Assets Less Liabilities — 0.6%		18,469
Net Assets — 100.0%		$3,347,414

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$130,372	$—	$(130,292)(b)	$(78)	$(2)	$—	—	$6,818 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	0 (b)	—	—	—	—	—	129	—
				$(78)	$(2)	$—		$6,947	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Breakthrough Environmental Solutions ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	09/20/24	$11	$1,149
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,149	$—	$—	$—	$1,149

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$626	$—	$—	$—	$626
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$592	$—	$—	$—	$592
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$9,854
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,209,995	$2,118,950	$—	$3,328,945
Schedule of Investments
4

Schedule of Investments (continued)
July 31, 2024
iShares® Breakthrough Environmental Solutions ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,149	$—	$—	$1,149

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2024 iShares Annual Financial Statements

Schedule of Investments
July 31, 2024
iShares® Cybersecurity and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communications Equipment — 10.5%
Accton Technology Corp.	1,997,000	$31,303,528
Calix Inc.(a)(b)	595,121	24,477,327
Juniper Networks Inc.	929,544	35,034,513
		90,815,368
IT Services — 10.9%
Akamai Technologies Inc.(a)	370,544	36,417,064
Change Holdings Inc.(b)	378,300	2,823,232
Netcompany Group A/S(a)(b)(c)	446,329	18,996,569
Okta Inc.(a)	378,001	35,509,414
		93,746,279
Professional Services — 13.2%
Booz Allen Hamilton Holding Corp., Class A	217,773	31,209,048
CACI International Inc., Class A(a)	79,139	36,521,066
My EG Services Bhd	47,680,700	10,287,730
Science Applications International Corp.	285,612	35,530,133
		113,547,977
Software — 65.2%
A10 Networks Inc.	733,866	9,606,306
Ahnlab Inc.	59,421	2,505,606
Alarm.com Holdings Inc.(a)	484,991	34,216,115
BlackBerry Ltd.(a)(b)	5,914,995	14,266,421
Check Point Software Technologies Ltd.(a)(b)	211,265	38,756,564
Clear Secure Inc., Class A	789,540	16,856,679
Crowdstrike Holdings Inc., Class A(a)	94,646	21,954,086
CyberArk Software Ltd.(a)	137,703	35,304,295
Darktrace PLC(a)(b)	3,871,860	29,446,035
Digital Arts Inc.	108,300	3,438,232
Fortinet Inc.(a)	553,329	32,115,215
MIA Teknoloji A/S, NVS(a)	2,707,824	4,860,842
OneSpan Inc.(a)(b)	361,345	5,347,906
Palo Alto Networks Inc.(a)(b)	109,448	35,541,049
Qualys Inc.(a)(b)	242,939	36,231,922
Radware Ltd.(a)(b)	323,065	7,320,653
Rapid7 Inc.(a)(b)	618,311	24,324,355
Security	Shares	Value
Software (continued)
SentinelOne Inc., Class A(a)(b)	1,923,467	$44,047,394
TeamViewer SE(a)(c)	1,401,657	18,904,052
Tenable Holdings Inc.(a)	816,929	37,513,380
Trend Micro Inc./Japan	729,000	34,942,782
Varonis Systems Inc., Class B(a)(b)	780,105	43,007,189
Zscaler Inc.(a)(b)	182,569	32,743,750
		563,250,828
Total Long-Term Investments — 99.8% (Cost: $756,905,368)		861,360,452
Short-Term Securities
Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	97,819,744	97,858,871
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)(e)	1,640,000	1,640,000
Total Short-Term Securities — 11.5% (Cost: $99,496,899)		99,498,871
Total Investments — 111.3% (Cost: $856,402,267)		960,859,323
Liabilities in Excess of Other Assets — (11.3)%		(97,228,000)
Net Assets — 100.0%		$863,631,323

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,934,894	$69,924,187 (a)	$—	$(3,622)	$3,412	$97,858,871	97,819,744	$110,232 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,260,000	380,000 (a)	—	—	—	1,640,000	1,640,000	64,354	—
				$(3,622)	$3,412	$99,498,871		$174,586	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
6

Schedule of Investments (continued)
July 31, 2024
iShares® Cybersecurity and Tech ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	8	09/20/24	$1,777	$(72,909)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$72,909	$—	$—	$—	$72,909

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$461,236	$—	$—	$—	$461,236
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(99,835)	$—	$—	$—	$(99,835)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,577,715
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$708,712,686	$152,647,766	$—	$861,360,452
Short-Term Securities
Money Market Funds	99,498,871	—	—	99,498,871
	$808,211,557	$152,647,766	$—	$960,859,323
7
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Cybersecurity and Tech ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(72,909)	$—	$—	$(72,909)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments
July 31, 2024
iShares® Energy Storage & Materials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 1.8%
QuantumScape Corp., Class A(a)	13,319	$86,041
Sebang Global Battery Co. Ltd.	252	16,991
Tianneng Power International Ltd.	28,000	18,918
		121,950
Automobiles — 0.8%
Yadea Group Holdings Ltd.(b)	42,000	56,603
Chemicals — 43.6%
Air Liquide SA	2,375	433,339
Air Products and Chemicals Inc.	1,456	384,165
Arkema SA	144	12,995
Asahi Kasei Corp.	48,500	349,746
BASF SE	8,469	394,292
Dow Inc.	1,820	99,135
Evonik Industries AG	651	13,184
Hanwha Solutions Corp.	287	5,216
Kolon Industries Inc.	49	1,328
LG Chem Ltd.	1,706	383,652
Linde PLC	474	214,959
Mitsubishi Chemical Group Corp.	54,600	322,481
Mitsui Chemicals Inc.	700	20,238
Nippon Shokubai Co. Ltd.	700	7,590
Resonac Holdings Corp.	700	17,378
Shin-Etsu Chemical Co. Ltd.	5,100	226,597
Solvay SA	196	6,900
Toray Industries Inc.	4,200	21,836
Umicore SA	455	6,249
Zeon Corp.	700	6,183
		2,927,463
Electrical Equipment — 28.4%
ABB Ltd., Registered	3,626	201,267
Advanced Energy Solution Holding Co. Ltd.	2,000	32,054
Alfen NV(a)(b)	831	15,364
Ballard Power Systems Inc.(a)	9,346	21,309
Bloom Energy Corp., Class A(a)	7,791	105,490
Ceres Power Holdings PLC(a)	4,620	12,729
ChargePoint Holdings Inc.(a)	15,205	32,995
Contemporary Amperex Technology Co. Ltd., Class A	10,300	265,476
Doosan Fuel Cell Co. Ltd.(a)	1,638	24,112
Eaton Corp. PLC	623	189,884
EnerSys	1,554	170,831
Eve Energy Co. Ltd., Class A	4,900	26,070
Fluence Energy Inc., Class A(a)	2,478	40,590
FuelCell Energy Inc.(a)(c)	16,911	8,564
Furukawa Electric Co. Ltd.	2,800	76,599
Gotion High-tech Co. Ltd., Class A	3,500	9,482
GS Yuasa Corp.	4,000	71,173
LG Energy Solution Ltd.(a)	1,176	279,947
NEL ASA(a)	64,414	34,705
Phihong Technology Co. Ltd.(a)	14,000	18,184
Plug Power Inc.(a)(c)	25,805	63,738
Schneider Electric SE	833	200,782
Stem Inc.(a)	6,223	7,592
		1,908,937
Security	Shares	Value
Electronic Equipment, Instruments & Components — 16.0%
Delta Electronics Inc.	5,000	$64,219
Kyocera Corp.	3,500	44,082
Murata Manufacturing Co. Ltd.	20,300	451,634
Samsung SDI Co. Ltd.	1,946	457,562
Sang-A Frontec Co. Ltd., NVS	427	6,719
TDK Corp.	700	48,834
		1,073,050
Machinery — 3.1%
Kaori Heat Treatment Co. Ltd.	4,000	43,492
NGK Insulators Ltd.	12,100	163,532
		207,024
Semiconductors & Semiconductor Equipment — 5.1%
Enphase Energy Inc.(a)	2,457	282,825
SolarEdge Technologies Inc.(a)	2,209	63,752
		346,577
Technology Hardware, Storage & Peripherals — 0.2%
Darfon Electronics Corp.	7,000	11,867
Total Common Stocks — 99.0% (Cost: $6,978,447)		6,653,471
Preferred Stocks
Chemicals — 0.4%
LG Chem Ltd., Preference Shares, NVS	189	29,456
Total Preferred Stocks — 0.4% (Cost: $41,794)		29,456
Total Long-Term Investments — 99.4% (Cost: $7,020,241)		6,682,927
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	17,882	17,890
Total Short-Term Securities — 0.3% (Cost: $17,888)		17,890
Total Investments — 99.7% (Cost: $7,038,129)		6,700,817
Other Assets Less Liabilities — 0.3%		18,015
Net Assets — 100.0%		$6,718,832

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
9
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Energy Storage & Materials ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/19/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$17,880 (b)	$—	$8	$2	$17,890	17,882	$49 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(d)	—	0 (b)	—	—	—	—	—	62	—
				$8	$2	$17,890		$111	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	1	09/12/24	$19	$281
Micro E-Mini Russell 2000 Index	1	09/20/24	11	1,149
				$1,430
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,430	$—	$—	$—	$1,430

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$502	$—	$—	$—	$502
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,430	$—	$—	$—	$1,430
Schedule of Investments
10

Schedule of Investments (continued)
July 31, 2024
iShares® Energy Storage & Materials ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$52,096
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,771,870	$4,881,601	$—	$6,653,471
Preferred Stocks	—	29,456	—	29,456
Short-Term Securities
Money Market Funds	17,890	—	—	17,890
	$1,789,760	$4,911,057	$—	$6,700,817
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,149	$281	$—	$1,430

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
11
2024 iShares Annual Financial Statements

Schedule of Investments
July 31, 2024
iShares® Exponential Technologies ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.3%
Technology One Ltd.	1,619,841	$21,881,561
WiseTech Global Ltd.	371,681	23,289,946
		45,171,507
Austria — 0.4%
Verbund AG	175,945	14,127,609
Belgium — 1.0%
Argenx SE(a)	36,390	18,605,705
Melexis NV	178,301	15,543,788
		34,149,493
Canada — 2.3%
BlackBerry Ltd.(a)(b)	4,056,443	9,783,765
Boralex Inc., Class A	700,510	17,382,735
Brookfield Renewable Corp., Class A	602,131	16,925,871
CGI Inc.(a)	155,887	17,775,171
Northland Power Inc.	987,597	16,516,579
		78,384,121
China — 5.0%
Baidu Inc.(a)	1,225,250	13,585,083
BYD Co. Ltd., Class A	621,800	21,267,001
China Longyuan Power Group Corp. Ltd., Class H	24,048,000	21,562,809
China Resources Power Holdings Co. Ltd.	8,528,000	23,459,110
Ganfeng Lithium Group Co. Ltd., Class A	4,123,942	16,076,476
Genscript Biotech Corp.(a)(b)	3,992,000	6,360,089
Innovent Biologics Inc.(a)(c)	3,277,000	16,222,205
Li Auto Inc.(a)	1,015,700	9,935,792
LONGi Green Energy Technology Co. Ltd., Class A	5,944,300	11,949,827
NIO Inc., Class A(a)(b)	2,115,000	9,426,053
Tongwei Co. Ltd., Class A	5,241,600	13,161,623
XPeng Inc.(a)	2,157,200	8,719,477
		171,725,545
Denmark — 1.0%
Orsted A/S(a)(c)	331,606	19,765,045
Vestas Wind Systems A/S(a)	612,933	15,168,276
		34,933,321
Finland — 0.6%
Nokia OYJ	5,521,771	21,700,011
France — 2.4%
Capgemini SE	81,098	16,099,854
Dassault Systemes SE	348,102	13,196,117
Sartorius Stedim Biotech	76,463	15,258,239
SOITEC(a)(b)	98,164	12,656,422
STMicroelectronics NV	373,820	12,359,548
Worldline SA/France(a)(c)	935,168	10,611,234
		80,181,414
Germany — 2.7%
Infineon Technologies AG	444,054	15,425,609
Merck KGaA	108,919	19,460,805
Qiagen NV, NVS	389,426	17,327,097
SAP SE	101,660	21,492,981
Siemens AG, Registered	97,023	17,764,619
		91,471,111
Hong Kong — 0.5%
ASMPT Ltd.	1,664,400	17,402,228
India — 1.2%
Infosys Ltd.	926,086	20,535,776
Security	Shares	Value
India (continued)
Tata Consultancy Services Ltd.	376,863	$19,789,341
		40,325,117
Israel — 0.5%
Nice Ltd.(a)	83,801	15,125,167
Italy — 0.8%
Infrastrutture Wireless Italiane SpA(c)	1,286,710	14,317,505
Nexi SpA(a)(c)	2,163,362	13,278,018
		27,595,523
Japan — 6.2%
Daifuku Co. Ltd.	912,700	16,518,305
Daiichi Sankyo Co. Ltd.	576,800	23,491,716
Denso Corp.	1,077,900	17,676,489
FANUC Corp.	601,500	17,832,521
Harmonic Drive Systems Inc.	592,100	16,272,049
Murata Manufacturing Co. Ltd.	817,100	18,178,819
Nabtesco Corp.	911,200	18,038,919
Taiyo Yuden Co. Ltd.	676,800	20,337,922
TDK Corp.	360,500	25,149,308
Tokyo Electron Ltd.	104,100	21,782,649
Yaskawa Electric Corp.	456,400	15,884,461
		211,163,158
Netherlands — 2.2%
Adyen NV(a)(c)	13,470	16,477,018
ASM International NV	33,147	22,805,831
ASML Holding NV	23,732	22,098,557
BE Semiconductor Industries NV	118,278	15,237,117
		76,618,523
Norway — 0.6%
Nordic Semiconductor ASA(a)	1,706,362	21,104,885
Portugal — 0.4%
EDP Renovaveis SA	926,033	14,396,140
South Korea — 1.6%
Samsung Electro-Mechanics Co. Ltd.	147,533	17,246,967
Samsung SDI Co. Ltd.	52,091	12,248,118
SK Hynix Inc.	171,245	24,560,555
		54,055,640
Spain — 1.2%
Amadeus IT Group SA	238,957	15,737,905
Cellnex Telecom SA(c)	432,301	15,077,236
Corp. ACCIONA Energias Renovables SA	533,755	11,272,851
		42,087,992
Sweden — 1.1%
Swedish Orphan Biovitrum AB(a)	697,504	18,223,735
Telefonaktiebolaget LM Ericsson, Class B	2,868,684	19,724,665
		37,948,400
Switzerland — 0.5%
Novartis AG, Registered	165,100	18,429,754
Taiwan — 3.4%
Advantech Co. Ltd.	1,485,000	15,795,290
MediaTek Inc.	560,000	21,327,667
Taiwan Semiconductor Manufacturing Co. Ltd.	894,000	26,079,133
United Microelectronics Corp.	10,502,000	16,730,655
Win Semiconductors Corp.(a)	3,127,000	12,974,402
Yageo Corp.	881,000	21,483,820
		114,390,967
United Kingdom — 2.4%
AstraZeneca PLC	131,427	20,879,909
Schedule of Investments
12

Schedule of Investments (continued)
July 31, 2024
iShares® Exponential Technologies ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
GSK PLC	922,189	$17,907,787
Ocado Group PLC(a)	2,140,419	11,192,642
Sage Group PLC (The)	1,161,899	16,241,669
Wise PLC, Class A(a)	1,661,102	15,294,741
		81,516,748
United States — 59.6%
AbbVie Inc.	109,595	20,310,145
Accenture PLC, Class A	49,932	16,508,518
Advanced Micro Devices Inc.(a)	143,097	20,674,655
Akamai Technologies Inc.(a)	146,588	14,406,669
Albemarle Corp.	149,803	14,032,047
Alnylam Pharmaceuticals Inc.(a)	96,763	22,977,342
Alphabet Inc., Class A	126,459	21,692,777
Amazon.com Inc.(a)	120,522	22,535,204
Analog Devices Inc.	90,593	20,961,408
Ansys Inc.(a)	59,226	18,575,050
Applied Materials Inc.	113,002	23,979,024
Aptiv PLC(a)	198,362	13,764,339
Arista Networks Inc.(a)	77,611	26,896,092
Atlassian Corp., NVS(a)	89,536	15,809,372
Autodesk Inc.(a)	77,008	19,061,020
Biogen Inc.(a)	71,926	15,334,623
BioMarin Pharmaceutical Inc.(a)	177,245	14,947,071
Blackbaud Inc.(a)	201,843	16,022,297
Box Inc., Class A(a)(b)	693,383	19,497,930
Bristol-Myers Squibb Co.	340,829	16,209,827
Broadcom Inc.	181,930	29,232,512
Cadence Design Systems Inc.(a)	63,108	16,891,487
Chart Industries Inc.(a)(b)	138,189	22,259,484
Cisco Systems Inc.	342,189	16,579,057
Cloudflare Inc., Class A(a)	219,642	17,022,255
Cogent Communications Holdings Inc.(b)	249,239	17,593,781
Cognizant Technology Solutions Corp., Class A	235,862	17,850,036
Coinbase Global Inc., Class A(a)(b)	123,315	27,666,953
CRISPR Therapeutics AG(a)(b)	238,171	13,644,817
Crowdstrike Holdings Inc., Class A(a)	69,567	16,136,761
Crown Castle Inc.	152,339	16,769,477
Datadog Inc., Class A(a)	147,774	17,206,805
DocuSign Inc., Class A(a)	355,084	19,700,060
Dropbox Inc., Class A(a)	609,314	14,574,791
DuPont de Nemours Inc.	235,704	19,728,425
Dynatrace Inc.(a)	316,647	13,907,136
Elastic NV(a)(b)	148,332	16,267,570
Eli Lilly & Co.	27,412	22,046,649
Enphase Energy Inc.(a)(b)	160,517	18,477,112
FactSet Research Systems Inc.	37,905	15,658,176
First Solar Inc.(a)	113,962	24,614,652
Five9 Inc.(a)(b)	202,264	9,010,861
Fortinet Inc.(a)	324,109	18,811,286
Gen Digital Inc.	749,378	19,476,334
Guidewire Software Inc.(a)	167,738	25,172,442
Hewlett Packard Enterprise Co.	1,041,396	20,734,194
Hubbell Inc., Class B	53,973	21,354,418
HubSpot Inc.(a)	34,120	16,958,664
Illumina Inc.(a)	149,285	18,302,341
Incyte Corp.(a)(b)	298,854	19,446,430
Intel Corp.	584,321	17,962,028
International Business Machines Corp.	101,418	19,486,455
Intuitive Surgical Inc.(a)	52,707	23,434,059
Ionis Pharmaceuticals Inc.(a)	333,867	16,513,062
Jazz Pharmaceuticals PLC(a)	139,035	15,328,609
Keysight Technologies Inc.(a)	120,442	16,810,090
Security	Shares	Value
United States (continued)
KLA Corp.	30,934	$25,460,847
Lam Research Corp.	23,585	21,727,445
Manhattan Associates Inc.(a)	73,572	18,788,817
MarketAxess Holdings Inc.	65,995	14,751,862
Marvell Technology Inc.(b)	331,768	22,221,821
Merck & Co. Inc.	152,606	17,264,317
Mettler-Toledo International Inc.(a)(b)	15,274	23,232,212
Microchip Technology Inc.	200,255	17,778,639
Micron Technology Inc.	226,391	24,862,260
Microsoft Corp.	43,709	18,285,660
Moderna Inc.(a)(b)	206,570	24,627,275
MongoDB Inc., Class A(a)	43,773	11,046,554
Monolithic Power Systems Inc.	30,038	25,925,497
NextEra Energy Inc.	274,623	20,978,451
Nvidia Corp.	363,127	42,493,122
NXP Semiconductors NV	80,955	21,304,118
Okta Inc.(a)	226,006	21,231,004
ON Semiconductor Corp.(a)	243,391	19,045,346
Palantir Technologies Inc.(a)	971,703	26,129,094
Palo Alto Networks Inc.(a)(b)	57,857	18,787,904
PTC Inc.(a)(b)	103,034	18,324,597
Qorvo Inc.(a)	171,266	20,517,667
Qualcomm Inc.	126,457	22,882,394
Qualys Inc.(a)(b)	89,858	13,401,422
Regeneron Pharmaceuticals Inc.(a)	19,287	20,814,338
Revvity Inc.	184,397	23,162,107
Roper Technologies Inc.	29,996	16,340,321
Salesforce Inc.	67,819	17,551,557
SBA Communications Corp., Class A	63,636	13,970,647
Seagate Technology Holdings PLC	212,703	21,731,866
SEI Investments Co.	277,914	18,853,686
SentinelOne Inc., Class A(a)	724,309	16,586,676
ServiceNow Inc.(a)	24,741	20,148,823
Skyworks Solutions Inc.	166,038	18,865,238
Snowflake Inc., Class A(a)	92,835	12,103,827
SoFi Technologies Inc.(a)(b)	2,167,246	16,341,035
Synopsys Inc.(a)	31,026	17,322,436
Teradyne Inc.	181,314	23,781,144
Tesla Inc.(a)	71,683	16,635,474
Texas Instruments Inc.	104,522	21,302,629
Toast Inc.(a)(b)	1,108,895	29,008,693
Tradeweb Markets Inc., Class A	180,449	20,152,544
Twilio Inc., Class A(a)	250,058	14,785,930
Tyler Technologies Inc.(a)(b)	41,081	23,338,527
Varonis Systems Inc., Class B(a)	386,535	21,309,675
Veeva Systems Inc., Class A(a)	94,068	18,054,471
Waters Corp.(a)(b)	57,909	19,473,639
Western Digital Corp.(a)	355,658	23,846,869
Zscaler Inc.(a)(b)	85,612	15,354,512
		2,038,729,668
Total Common Stocks — 98.9% (Cost: $2,668,355,599)		3,382,734,042
Preferred Stocks
Chile — 0.4%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	341,124	12,933,285
13
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Exponential Technologies ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany — 0.4%
Sartorius AG, Preference Shares, NVS	53,997	$15,314,730
Total Preferred Stocks — 0.8% (Cost: $39,150,208)		28,248,015
Total Long-Term Investments — 99.7% (Cost: $2,707,505,807)		3,410,982,057
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	112,599,025	112,644,064
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)(e)	4,840,000	4,840,000
Total Short-Term Securities — 3.5% (Cost: $117,415,558)		117,484,064
Total Investments — 103.2% (Cost: $2,824,921,365)		3,528,466,121
Liabilities in Excess of Other Assets — (3.2)%		(107,779,186)
Net Assets — 100.0%		$3,420,686,935

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$224,403,109	$—	$(111,767,865)(a)	$9,829	$(1,009)	$112,644,064	112,599,025	$1,652,790 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,560,000	—	(720,000)(a)	—	—	4,840,000	4,840,000	198,732	—
				$9,829	$(1,009)	$117,484,064		$1,851,522	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	27	09/20/24	$1,432	$(35,122)
MSCI Emerging Markets Index	21	09/20/24	1,151	(18,756)
S&P 500 E-Mini Index	22	09/20/24	6,114	(133,335)
				$(187,213)
Schedule of Investments
14

Schedule of Investments (continued)
July 31, 2024
iShares® Exponential Technologies ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$187,213	$—	$—	$—	$187,213

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,534,240	$—	$—	$—	$1,534,240
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(797,822)	$—	$—	$—	$(797,822)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$8,442,982
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,135,337,524	$1,247,396,518	$—	$3,382,734,042
Preferred Stocks	12,933,285	15,314,730	—	28,248,015
Short-Term Securities
Money Market Funds	117,484,064	—	—	117,484,064
	$2,265,754,873	$1,262,711,248	$—	$3,528,466,121
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(152,091)	$(35,122)	$—	$(187,213)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
15
2024 iShares Annual Financial Statements

Schedule of Investments
July 31, 2024
iShares® Future Cloud 5G and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 2.5%
DuPont de Nemours Inc.	2,230	$186,651
Communications Equipment — 15.3%
Arista Networks Inc.(a)	738	255,754
Ciena Corp.(a)	3,440	181,426
Juniper Networks Inc.	5,455	205,599
Lumentum Holdings Inc.(a)	1,657	85,799
Nokia OYJ	51,710	203,215
Telefonaktiebolaget LM Ericsson, Class B	28,200	193,899
		1,125,692
Diversified Telecommunication Services — 5.5%
Cellnex Telecom SA(b)	4,031	140,588
China Tower Corp. Ltd., Class H(b)	1,044,000	128,097
Infrastrutture Wireless Italiane SpA(b)	8,346	92,868
NetLink NBN Trust	74,400	47,311
		408,864
Electronic Equipment, Instruments & Components — 4.9%
Belden Inc.	943	87,407
Murata Manufacturing Co. Ltd.	8,000	177,984
Taiyo Yuden Co. Ltd.	3,200	96,160
		361,551
IT Services — 9.0%
Akamai Technologies Inc.(a)	1,365	134,152
Cloudflare Inc., Class A(a)	2,055	159,263
GDS Holdings Ltd.(a)	19,500	27,172
Kyndryl Holdings Inc.(a)	4,030	108,286
NEXTDC Ltd.(a)	8,857	97,535
Twilio Inc., Class A(a)	2,297	135,822
		662,230
Semiconductors & Semiconductor Equipment — 34.8%
Broadcom Inc.	1,740	279,583
Diodes Inc.(a)	815	63,733
Infineon Technologies AG	3,996	138,814
Intel Corp.	3,828	117,673
MACOM Technology Solutions Holdings Inc., Class H(a)(c)	1,308	132,003
Marvell Technology Inc.	3,129	209,581
MediaTek Inc.	5,000	190,426
Micron Technology Inc.	2,154	236,552
Nvidia Corp.	3,465	405,474
NXP Semiconductors NV	771	202,896
Qorvo Inc.(a)	1,620	194,076
Qualcomm Inc.	1,219	220,578
Skyworks Solutions Inc.	1,582	179,747
		2,571,136
Security	Shares	Value
Software — 9.8%
Confluent Inc.(a)	3,421	$85,593
Datadog Inc., Class A(a)	1,376	160,222
Dynatrace Inc.(a)	2,894	127,105
Elastic NV(a)	1,054	115,592
Nutanix Inc., Class A(a)	3,512	177,391
Teradata Corp.(a)	1,793	58,129
		724,032
Specialized REITs — 6.1%
American Tower Corp.	750	165,300
Crown Castle Inc.	1,338	147,287
SBA Communications Corp., Class A	622	136,554
		449,141
Technology Hardware, Storage & Peripherals — 11.8%
IEIT Systems Co. Ltd., Class A	2,400	12,493
Pure Storage Inc., Class A(a)	4,946	296,413
Seagate Technology Holdings PLC	2,023	206,690
Western Digital Corp.(a)	3,356	225,020
Wiwynn Corp.	2,000	126,768
		867,384
Total Long-Term Investments — 99.7% (Cost: $6,427,474)		7,356,681
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	125,489	125,539
Total Short-Term Securities — 1.7% (Cost: $125,530)		125,539
Total Investments — 101.4% (Cost: $6,553,004)		7,482,220
Liabilities in Excess of Other Assets — (1.4)%		(105,520)
Net Assets — 100.0%		$7,376,700

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
16

Schedule of Investments (continued)
July 31, 2024
iShares® Future Cloud 5G and Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$697,644	$—	$(573,186)(a)	$1,074	$7	$125,539	125,489	$450 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	109	—
				$1,074	$7	$125,539		$559	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	09/20/24	$11	$1,216
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,216	$—	$—	$—	$1,216

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,604	$—	$—	$—	$1,604
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,216	$—	$—	$—	$1,216
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$9,854
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
17
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Future Cloud 5G and Tech ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,730,662	$1,626,019	$—	$7,356,681
Short-Term Securities
Money Market Funds	125,539	—	—	125,539
	$5,856,201	$1,626,019	$—	$7,482,220
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,216	$—	$—	$1,216

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
18

Schedule of Investments
July 31, 2024
iShares® Genomics Immunology and Healthcare ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 0.7%
AbCellera Biologics Inc.(a)(b)	318,202	$1,037,339
China — 4.1%
BeiGene Ltd.(a)	452,100	5,751,952
Denmark — 4.0%
Genmab A/S(a)	19,732	5,573,730
France — 4.5%
Sanofi SA	56,013	5,774,519
Valneva SE(a)(b)	165,095	588,359
		6,362,878
Germany — 3.4%
BioNTech SE, ADR(a)	55,003	4,741,259
Japan — 5.5%
Nxera Pharma Co. Ltd.(a)	25,600	286,449
Ono Pharmaceutical Co. Ltd.	115,900	1,709,795
Takeda Pharmaceutical Co. Ltd.	204,300	5,735,572
		7,731,816
Netherlands — 0.8%
CureVac NV(a)(b)	144,473	544,663
uniQure NV(a)(b)	73,506	563,056
		1,107,719
South Korea — 1.1%
ABLBio Inc.(a)	47,591	997,919
ToolGen Inc., NVS(a)	8,872	493,922
		1,491,841
Switzerland — 4.7%
Roche Holding AG, NVS	20,398	6,604,044
United Kingdom — 3.7%
GSK PLC	266,306	5,171,338
United States — 67.2%
4D Molecular Therapeutics Inc.(a)	67,017	1,188,211
Arcellx Inc.(a)(b)	61,812	3,820,600
Arcturus Therapeutics Holdings Inc.(a)	37,888	888,852
Arcus Biosciences Inc.(a)	74,012	1,214,537
Beam Therapeutics Inc.(a)	118,488	3,748,960
BioCryst Pharmaceuticals Inc.(a)	305,743	2,225,809
Blueprint Medicines Corp.(a)	21,179	2,293,686
CRISPR Therapeutics AG(a)(b)	27,945	1,600,969
Dynavax Technologies Corp.(a)(b)	200,502	2,243,617
Editas Medicine Inc.(a)	126,515	684,446
Exelixis Inc.(a)(b)	252,226	5,914,700
Geron Corp.(a)(b)	772,252	3,660,475
Gilead Sciences Inc.	85,300	6,487,918
Ginkgo Bioworks Holdings Inc.(a)	2,163,302	822,055
Security	Shares	Value
United States (continued)
ImmunityBio Inc.(a)(b)	237,900	$1,225,185
Incyte Corp.(a)	93,286	6,070,120
Intellia Therapeutics Inc.(a)	32,689	856,779
Iovance Biotherapeutics Inc.(a)	345,034	3,012,147
Ligand Pharmaceuticals Inc.(a)(b)	27,090	2,952,539
MacroGenics Inc.(a)	89,660	337,122
Merck & Co. Inc.	42,237	4,778,272
Moderna Inc.(a)(b)	36,547	4,357,133
Novavax Inc.(a)	205,672	2,634,658
Nurix Therapeutics Inc.(a)	87,643	1,917,629
OmniAb Inc.(a)(b)	146,516	701,812
OmniAb, Inc., 12.50 Earnout Shares(c)	19,498	—
OmniAb, Inc., 15.00 Earnout Shares(c)	19,498	—
Regeneron Pharmaceuticals Inc.(a)	5,505	5,940,941
Revolution Medicines Inc.(a)	136,807	6,243,872
Sarepta Therapeutics Inc.(a)	44,751	6,365,382
SpringWorks Therapeutics Inc.(a)	101,530	3,645,942
Twist Bioscience Corp.(a)(b)	85,884	4,793,186
Vir Biotechnology Inc.(a)	136,764	1,389,522
Xencor Inc.(a)	20,598	420,611
		94,437,687
Total Long-Term Investments — 99.7% (Cost: $136,791,840)		140,011,603
Short-Term Securities
Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	12,994,154	12,999,352
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)(e)	120,000	120,000
Total Short-Term Securities — 9.4% (Cost: $13,118,290)		13,119,352
Total Investments — 109.1% (Cost: $149,910,130)		153,130,955
Liabilities in Excess of Other Assets — (9.1)%		(12,726,034)
Net Assets — 100.0%		$140,404,921

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
19
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Genomics Immunology and Healthcare ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,056,998	$—	$(11,059,779)(a)	$(772)	$2,905	$12,999,352	12,994,154	$493,606 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	50,000 (a)	—	—	—	120,000	120,000	9,594	—
				$(772)	$2,905	$13,119,352		$503,200	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	2	09/20/24	$304	$7,855
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$7,855	$—	$—	$—	$7,855

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$5,236	$—	$—	$—	$5,236
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$405	$—	$—	$—	$405
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$281,805
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
20

Schedule of Investments (continued)
July 31, 2024
iShares® Genomics Immunology and Healthcare ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$101,324,004	$38,687,599	$—	$140,011,603
Short-Term Securities
Money Market Funds	13,119,352	—	—	13,119,352
	$114,443,356	$38,687,599	$—	$153,130,955
Derivative Financial Instruments(a)
Assets
Equity Contracts	$7,855	$—	$—	$7,855

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
21
2024 iShares Annual Financial Statements

Schedule of Investments
July 31, 2024
iShares® Neuroscience and Healthcare ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 62.1%
Abeona Therapeutics Inc.(a)	2,826	$13,847
ACADIA Pharmaceuticals Inc.(a)	9,336	177,571
Acumen Pharmaceuticals Inc.(a)	3,220	10,626
Alector Inc.(a)	5,472	32,832
Alkermes PLC(a)(b)	5,814	158,838
Anavex Life Sciences Corp.(a)(b)	5,948	40,417
Annexon Inc.(a)	5,238	33,576
Argenx SE, ADR(a)	370	190,872
BioArctic AB, Class B(a)(b)(c)	2,833	42,453
Biogen Inc.(a)	617	131,544
Biohaven Ltd., NVS(a)	4,132	162,512
Capricor Therapeutics Inc.(a)(b)	2,116	8,591
Catalyst Pharmaceuticals Inc.(a)	7,372	127,093
Cerevel Therapeutics Holdings Inc.(a)	3,473	156,146
Dianthus Therapeutics Inc.(a)(b)	1,484	44,194
Dyne Therapeutics Inc.(a)	4,493	192,795
Entrada Therapeutics Inc.(a)	1,326	21,839
Kyverna Therapeutics Inc.(a)(b)	1,394	12,072
Larimar Therapeutics Inc.(a)	2,691	22,577
Neurocrine Biosciences Inc.(a)(b)	1,030	145,817
PepGen Inc.(a)	1,861	21,271
Prothena Corp. PLC(a)	3,368	78,407
PTC Therapeutics Inc.(a)	3,806	128,833
Sarepta Therapeutics Inc.(a)	1,127	160,304
Scholar Rock Holding Corp.(a)	4,639	42,122
Solid Biosciences Inc.(a)	2,230	19,892
Vanda Pharmaceuticals Inc.(a)	3,995	23,331
Vistagen Therapeutics Inc.(a)	1,755	6,020
Voyager Therapeutics Inc.(a)	3,264	29,996
Xenon Pharmaceuticals Inc.(a)	3,689	159,107
		2,395,495
Health Care Equipment & Supplies — 8.6%
Axogen Inc.(a)	2,974	26,112
Axonics Inc.(a)	2,072	141,891
CVRx Inc.(a)(b)	794	6,789
Integra LifeSciences Holdings Corp.(a)	4,513	111,967
MicroPort NeuroTech Ltd., NVS	13,000	13,146
NeuroPace Inc.(a)	999	7,722
Nevro Corp.(a)	2,513	24,954
		332,581
Life Sciences Tools & Services — 0.3%
Cellivery Therapeutics Inc.(a)(d)	3,565	12,108
Security	Shares	Value
Pharmaceuticals — 28.8%
Alto Neuroscience Inc.(a)	1,605	$17,302
Amylyx Pharmaceuticals Inc.(a)	3,330	6,860
Athira Pharma Inc.(a)	2,551	8,138
Avadel Pharmaceuticals PLC(a)(b)	6,631	108,350
Cassava Sciences Inc.(a)(b)	3,234	71,859
Edgewise Therapeutics Inc.(a)	4,763	81,114
H Lundbeck A/S	19,445	121,655
Intra-Cellular Therapies Inc.(a)	2,032	159,959
Longboard Pharmaceuticals Inc.(a)(b)	2,384	79,244
Neumora Therapeutics Inc.(a)	3,936	50,617
Neuren Pharmaceuticals Ltd., NVS(a)	8,151	103,313
Newron Pharmaceuticals SpA(a)	1,224	11,825
SK Biopharmaceuticals Co. Ltd.(a)	2,031	127,575
Supernus Pharmaceuticals Inc.(a)	3,818	113,853
WaVe Life Sciences Ltd.(a)	7,002	46,283
		1,107,947
Total Long-Term Investments — 99.8% (Cost: $3,644,155)		3,848,131
Short-Term Securities
Money Market Funds — 12.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	466,003	466,189
Total Short-Term Securities — 12.1% (Cost: $466,142)		466,189
Total Investments — 111.9% (Cost: $4,110,297)		4,314,320
Liabilities in Excess of Other Assets — (11.9)%		(457,716)
Net Assets — 100.0%		$3,856,604

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
22

Schedule of Investments (continued)
July 31, 2024
iShares® Neuroscience and Healthcare ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$656,581	$—	$(190,452)(a)	$67	$(7)	$466,189	466,003	$18,531 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	54	—
				$67	$(7)	$466,189		$18,585	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$131	$—	$—	$—	$131
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,445
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,549,536	$286,487	$12,108	$3,848,131
Short-Term Securities
Money Market Funds	466,189	—	—	466,189
	$4,015,725	$286,487	$12,108	$4,314,320
See notes to financial statements.
23
2024 iShares Annual Financial Statements

Schedule of Investments
July 31, 2024
iShares® Robotics and Artificial Intelligence Multisector ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.9%
Megaport Ltd.(a)	748,884	$5,421,492
Canada — 0.9%
ATS Corp.(a)	189,688	5,700,326
China — 12.6%
AAC Technologies Holdings Inc.	1,810,000	6,625,491
Alibaba Group Holding Ltd.	631,400	6,213,117
Baidu Inc.(a)	516,350	5,725,083
China Ruyi Holdings Ltd.(a)(b)	25,296,000	6,762,036
Hello Group Inc., ADR	1,143,511	7,718,699
iQIYI Inc., ADR(a)	1,477,353	4,919,585
JOYY Inc., ADR	217,315	7,234,416
Kuaishou Technology(a)(c)	933,500	5,228,248
Meitu Inc.(b)(c)	16,203,000	5,253,944
NetEase Inc.	332,500	6,132,490
Tencent Holdings Ltd.	130,200	6,008,268
Xiaomi Corp., Class B(a)(c)	2,763,800	5,936,172
ZTE Corp., Class H	2,908,600	6,515,485
		80,273,034
France — 1.6%
Dassault Systemes SE	155,320	5,887,989
STMicroelectronics NV	139,519	4,612,894
		10,500,883
Germany — 1.7%
Duerr AG	250,124	5,501,375
Infineon Technologies AG	151,443	5,260,848
		10,762,223
Guernsey — 1.2%
Genius Sports Ltd.(a)(b)	1,150,026	7,854,678
India — 1.1%
PB Fintech Ltd.(a)	404,056	7,029,232
Israel — 1.8%
Nano Dimension Ltd., ADR(a)(b)	2,406,664	5,848,193
Stratasys Ltd.(a)(b)	688,525	5,893,774
		11,741,967
Italy — 0.8%
Stellantis NV	286,062	4,766,954
Japan — 10.2%
FANUC Corp.	226,900	6,726,848
Harmonic Drive Systems Inc.	230,600	6,337,332
Kawasaki Heavy Industries Ltd.	176,200	6,465,063
Kyocera Corp.	541,100	6,815,133
Minebea Mitsumi Inc.	302,800	7,283,646
Nidec Corp.	139,900	6,154,294
Oracle Corp./Japan	85,500	6,979,295
Ricoh Co. Ltd.	673,400	6,268,886
Sony Group Corp.	73,300	6,510,403
Yaskawa Electric Corp.	163,800	5,700,865
		65,241,765
Norway — 0.9%
AutoStore Holdings Ltd.(a)(b)(c)	4,374,011	5,513,119
South Korea — 2.8%
Rainbow Robotics(a)	52,461	5,368,480
Samsung Electronics Co. Ltd.	110,470	6,811,825
Samsung SDS Co. Ltd.	52,541	5,685,508
		17,865,813
Security	Shares	Value
Sweden — 1.1%
Spotify Technology SA(a)	20,204	$6,948,964
Switzerland — 1.0%
ABB Ltd., Registered	110,783	6,149,189
Taiwan — 7.9%
Airoha Technology Corp., NVS	278,000	5,285,311
Alchip Technologies Ltd.	71,000	5,782,890
Faraday Technology Corp.	669,917	6,186,596
Global Unichip Corp.	127,000	4,571,374
Hiwin Technologies Corp.	945,392	5,814,179
HTC Corp.(a)	4,349,000	5,873,583
Nuvoton Technology Corp.	1,626,000	5,226,348
Via Technologies Inc.	1,703,000	6,382,819
Winbond Electronics Corp.	7,784,150	5,549,509
		50,672,609
United Kingdom — 1.0%
ARM Holdings PLC, ADR(a)	45,773	6,599,093
United States — 52.3%
3D Systems Corp.(a)(b)	1,512,649	5,521,169
Adobe Inc.(a)	13,436	7,411,969
Advanced Micro Devices Inc.(a)	37,246	5,381,302
Alphabet Inc., Class A	35,815	6,143,705
Altair Engineering Inc., Class A(a)(b)	72,950	6,445,862
Amazon.com Inc.(a)	33,783	6,316,745
Ambarella Inc.(a)(b)	109,850	5,782,504
AMETEK Inc.	36,772	6,379,207
Analog Devices Inc.	26,538	6,140,362
Ansys Inc.(a)	19,202	6,022,323
Apple Inc.	31,747	7,050,374
Autodesk Inc.(a)	28,842	7,138,972
Bentley Systems Inc., Class B	122,937	5,991,949
Bumble Inc., Class A(a)	556,863	5,201,100
CEVA Inc.(a)	310,910	6,233,746
Clarivate PLC(a)	1,097,662	7,398,242
Cognex Corp.	143,969	7,143,742
DigitalOcean Holdings Inc.(a)(b)	166,826	5,526,945
Dropbox Inc., Class A(a)(b)	291,726	6,978,086
Elastic NV(a)	55,825	6,122,328
Freshworks Inc., Class A(a)(b)	490,491	6,131,138
GoDaddy Inc., Class A(a)	44,865	6,525,614
HubSpot Inc.(a)	10,448	5,192,969
Informatica Inc. , Class A(a)(b)	217,776	5,213,557
Intel Corp.	202,673	6,230,168
Intuitive Surgical Inc.(a)	14,903	6,626,023
Lattice Semiconductor Corp.(a)	102,896	5,453,488
Lumen Technologies Inc.(a)	4,915,580	15,484,077
Matterport Inc., Class A(a)	1,490,713	6,618,766
Meta Platforms Inc., Class A	12,674	6,017,995
Microchip Technology Inc.	67,179	5,964,152
Microsoft Corp.	14,726	6,160,622
MicroStrategy Inc., Class A(a)(b)	3,917	6,323,762
Netflix Inc.(a)	9,747	6,124,527
Nvidia Corp.	51,654	6,044,551
Oracle Corp.	49,617	6,919,091
Paramount Global, Class B, NVS	518,407	5,920,208
Pegasystems Inc.	108,365	7,555,208
Peloton Interactive Inc., Class A(a)	1,707,077	6,077,194
Pinterest Inc., Class A(a)(b)	141,740	4,528,593
Proto Labs Inc.(a)	193,728	6,745,609
Qualcomm Inc.	30,144	5,454,557
Salesforce Inc.	25,747	6,663,324
Schedule of Investments
24

Schedule of Investments (continued)
July 31, 2024
iShares® Robotics and Artificial Intelligence Multisector ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Silicon Laboratories Inc.(a)(b)	52,308	$6,283,760
Sirius XM Holdings Inc.(b)	2,440,362	8,419,249
Snap Inc., Class A, NVS(a)	400,964	5,340,840
Snowflake Inc., Class A(a)	47,462	6,188,096
Sprinklr Inc.(a)(b)	699,988	6,880,882
Symbotic Inc., Class A(a)(b)	169,833	4,553,223
Teradata Corp.(a)	193,370	6,269,055
Texas Instruments Inc.	31,853	6,491,960
Vimeo Inc.(a)	1,677,508	6,743,582
		333,476,472
Total Long-Term Investments — 99.8% (Cost: $601,978,277)		636,517,813
Short-Term Securities
Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	54,985,995	55,007,989
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)(e)	730,000	730,000
Total Short-Term Securities — 8.7% (Cost: $55,739,339)		55,737,989
Total Investments — 108.5% (Cost: $657,717,616)		692,255,802
Liabilities in Excess of Other Assets — (8.5)%		(54,055,084)
Net Assets — 100.0%		$638,200,718

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$49,090,383	$5,921,073 (a)	$—	$(4,843)	$1,376	$55,007,989	54,985,995	$2,277,067 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	670,000 (a)	—	—	—	730,000	730,000	43,064	—
				$(4,843)	$1,376	$55,737,989		$2,320,131	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

25
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Robotics and Artificial Intelligence Multisector ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	5	09/20/24	$1,111	$(30,517)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$30,517	$—	$—	$—	$30,517

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$133,174	$—	$—	$—	$133,174
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(41,077)	$—	$—	$—	$(41,077)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$909,313
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$392,194,200	$244,323,613	$—	$636,517,813
Short-Term Securities
Money Market Funds	55,737,989	—	—	55,737,989
	$447,932,189	$244,323,613	$—	$692,255,802
Schedule of Investments
26

Schedule of Investments (continued)
July 31, 2024
iShares® Robotics and Artificial Intelligence Multisector ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(30,517)	$—	$—	$(30,517)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
27
2024 iShares Annual Financial Statements

Schedule of Investments
July 31, 2024
iShares® Self-Driving EV and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 3.3%
Pilbara Minerals Ltd.(a)	3,387,967	$6,548,478
China — 20.4%
BYD Co. Ltd., Class H	280,000	8,289,333
Ganfeng Lithium Group Co. Ltd., Class H(a)(b)	1,130,280	2,373,449
Li Auto Inc.(c)	815,500	7,977,393
NIO Inc., Class A(c)	1,664,770	7,419,485
XPeng Inc.(c)	1,965,400	7,944,215
Zhejiang Leapmotor Technology Co. Ltd.(b)(c)	1,918,200	6,126,420
		40,130,295
Finland — 0.4%
Kempower OYJ(a)(c)	53,122	860,070
France — 7.9%
Forvia SE	39,145	458,503
Renault SA	147,192	7,133,238
Schneider Electric SE	33,234	8,010,563
		15,602,304
Germany — 0.9%
Continental AG	27,368	1,677,763
Japan — 6.8%
Denso Corp.	509,400	8,353,654
GS Yuasa Corp.	264,500	4,706,319
TS Tech Co. Ltd.	22,800	302,349
		13,362,322
Netherlands — 0.5%
Alfen NV(a)(b)(c)	58,371	1,079,201
South Korea — 10.0%
Hyundai Mobis Co. Ltd.	15,863	2,566,478
LG Energy Solution Ltd.(c)	31,004	7,380,496
Samsung SDI Co. Ltd.	27,895	6,558,931
Sebang Global Battery Co. Ltd.	15,919	1,073,349
SK IE Technology Co. Ltd.(b)(c)	75,310	2,064,461
		19,643,715
Sweden — 2.7%
Hexagon AB, Class B	525,083	5,347,679
Switzerland — 4.1%
ABB Ltd., Registered	144,895	8,042,630
Taiwan — 1.1%
Advanced Energy Solution Holding Co. Ltd.	86,000	1,378,326
Darfon Electronics Corp.	522,000	884,974
		2,263,300
United Kingdom — 0.5%
Polestar Automotive Holding U.K. PLC, Class A(a)(c)	1,313,063	965,495
United States — 33.4%
Adient PLC(c)	22,261	573,443
Aptiv PLC(c)	68,601	4,760,223
Arcadium Lithium PLC, NVS(a)(c)	1,969,119	6,261,798
Aurora Innovation Inc., Class A(a)(c)	200,100	800,400
Autoliv Inc.	20,549	2,078,326
Blue Bird Corp.(a)(c)	88,823	4,629,455
Security	Shares	Value
United States (continued)
ChargePoint Holdings Inc.(a)(c)	1,094,915	$2,375,965
CTS Corp.	7,576	370,315
Gentex Corp.	58,398	1,813,842
Gentherm Inc.(c)	7,881	434,874
Lear Corp.	14,352	1,751,518
Lucid Group Inc.(a)(c)	2,417,204	8,508,558
Lumentum Holdings Inc.(a)(c)	16,248	841,321
Luminar Technologies Inc., Class A(a)(c)	76,815	127,513
Methode Electronics Inc.	8,344	105,635
Nikola Corp.(a)(c)	116,044	1,042,075
QuantumScape Corp., Class A(a)(c)	961,274	6,209,830
Rivian Automotive Inc., Class A(a)(c)	707,575	11,611,306
Stoneridge Inc.(c)	6,626	111,383
Tesla Inc.(c)	45,929	10,658,743
Visteon Corp.(c)	6,865	793,182
		65,859,705
Total Common Stocks — 92.0% (Cost: $237,185,379)		181,382,957
Preferred Stocks
Germany — 7.2%
Porsche Automobil Holding SE, Preference Shares, NVS	152,506	6,816,937
Volkswagen AG, Preference Shares, NVS	66,955	7,472,377
		14,289,314
Total Preferred Stocks — 7.2% (Cost: $18,714,703)		14,289,314
Total Long-Term Investments — 99.2% (Cost: $255,900,082)		195,672,271
Short-Term Securities
Money Market Funds — 22.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	43,582,060	43,599,493
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)(e)	90,000	90,000
Total Short-Term Securities — 22.2% (Cost: $43,690,300)		43,689,493
Total Investments — 121.4% (Cost: $299,590,382)		239,361,764
Liabilities in Excess of Other Assets — (21.4)%		(42,187,180)
Net Assets — 100.0%		$197,174,584

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
28

Schedule of Investments (continued)
July 31, 2024
iShares® Self-Driving EV and Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$93,121,617	$—	$(49,530,017)(a)	$11,198	$(3,305)	$43,599,493	43,582,060	$3,307,968 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	—	(90,000)(a)	—	—	90,000	90,000	13,740	—
				$11,198	$(3,305)	$43,689,493		$3,321,708	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	11	09/20/24	$583	$(4,968)
S&P 500 E-Mini Index	3	09/20/24	834	7,184
				$2,216
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$7,184	$—	$—	$—	$7,184
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$4,968	$—	$—	$—	$4,968

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$94,715	$—	$—	$—	$94,715
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(51,681)	$—	$—	$—	$(51,681)
29
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Self-Driving EV and Tech ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,387,702
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$67,685,270	$113,697,687	$—	$181,382,957
Preferred Stocks	—	14,289,314	—	14,289,314
Short-Term Securities
Money Market Funds	43,689,493	—	—	43,689,493
	$111,374,763	$127,987,001	$—	$239,361,764
Derivative Financial Instruments(a)
Assets
Equity Contracts	$7,184	$—	$—	$7,184
Liabilities
Equity Contracts	—	(4,968)	—	(4,968)
	$7,184	$(4,968)	$—	$2,216

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
30

Schedule of Investments
July 31, 2024
iShares® Virtual Work and Life Multisector ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communication Services — 30.4%
Bandwidth Inc., Class A(a)	710	$16,202
Bumble Inc., Class A(a)	2,085	19,474
China Ruyi Holdings Ltd.(a)	136,000	36,355
Cover Corp.(a)	700	9,159
DeNA Co. Ltd.	2,200	22,743
Electronic Arts Inc.	448	67,621
fuboTV Inc.(a)	6,232	9,099
Hello Group Inc., ADR	3,429	23,146
HUYA Inc., ADR	1,746	7,438
iQIYI Inc., ADR(a)	10,970	36,530
JOYY Inc., ADR	842	28,030
Match Group Inc.(a)	1,886	71,932
Meitu Inc.(b)	65,500	21,239
Netflix Inc.(a)	96	60,322
Nexon Co. Ltd.	3,500	75,385
Nintendo Co. Ltd.	1,100	60,784
Roku Inc.(a)	1,074	62,518
Rumble Inc.(a)	1,550	9,796
Snap Inc., Class A, NVS(a)	3,944	52,534
Spotify Technology SA(a)	200	68,788
Take-Two Interactive Software Inc.(a)	372	55,997
Tencent Holdings Ltd.	1,300	59,990
Ubisoft Entertainment SA(a)	2,064	42,402
XD Inc.(a)	5,800	17,031
		934,515
Consumer Discretionary — 19.2%
Chegg Inc.(a)	2,380	8,116
Deliveroo PLC, Class A(a)(b)	19,988	33,892
Delivery Hero SE, Class A(a)(b)	2,014	44,808
DoorDash Inc., Class A(a)	544	60,232
Duolingo Inc, Class A(a)	326	56,052
GN Store Nord A/S(a)	1,922	50,505
Just Eat Takeaway.com NV(a)(b)	4,134	52,685
Meituan, Class B(a)(b)	4,350	60,233
New Oriental Education & Technology Group Inc.(a)	7,900	51,134
Peloton Interactive Inc., Class A(a)	7,552	26,885
Stride Inc.(a)	886	67,318
Zomato Ltd.(a)	27,810	76,478
		588,338
Consumer Staples — 6.1%
Alibaba Health Information Technology Ltd.(a)	116,000	49,066
Dada Nexus Ltd., ADR(a)	6,188	8,168
DocMorris AG(a)	282	14,286
JD Health International Inc.(a)(b)	19,000	52,736
Ping An Healthcare and Technology Co. Ltd.(a)(b)	11,400	16,617
Security	Shares	Value
Consumer Staples (continued)
Redcare Pharmacy NV(a)(b)	316	$47,306
		188,179
Health Care — 3.2%
Hims & Hers Health Inc.(a)	2,962	62,913
Teladoc Health Inc.(a)	3,794	35,777
		98,690
Information Technology — 41.1%
8x8 Inc.(a)	3,652	11,248
Asana Inc., Class A(a)	2,396	34,862
Box Inc., Class A(a)	2,308	64,901
Braze Inc., Class A(a)	1,678	73,933
Cellebrite DI Ltd.(a)	1,392	19,070
Cloudflare Inc., Class A(a)	870	67,425
Consensus Cloud Solutions Inc.(a)	552	11,758
DocuSign Inc., Class A(a)	1,186	65,799
Dropbox Inc., Class A(a)	2,878	68,842
Five9 Inc.(a)	1,434	63,885
GMO internet group Inc.	1,900	31,480
Instructure Holdings Inc.(a)	404	9,437
Justsystems Corp.	900	19,041
Life360 Inc.(a)(b)	4,582	50,017
Megaport Ltd.(a)	4,558	32,997
Microsoft Corp.	145	60,661
Mitek Systems Inc.(a)	1,382	18,394
Monday.com Ltd.(a)	276	63,428
Nice Ltd.(a)	368	66,420
PagerDuty Inc.(a)	2,692	56,344
PowerSchool Holdings Inc., Class A(a)	1,347	30,388
RingCentral Inc., Class A(a)	1,802	63,160
Smartsheet Inc., Class A(a)	1,396	66,952
Tyler Technologies Inc.(a)	126	71,582
Verint Systems Inc.(a)	1,674	60,498
Weave Communications Inc.(a)	1,286	12,860
WingArc1st Inc.	500	9,317
Zoom Video Communications Inc., Class A(a)	980	59,192
		1,263,891
Total Investments — 100.0% (Cost: $3,746,592)		3,073,613
Liabilities in Excess of Other Assets — (.00)%		(1,510)
Net Assets — 100.0%		$3,072,103

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

31
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Virtual Work and Life Multisector ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$437,802	$—	$(437,775)(b)	$(13)	$(14)	$—	—	$2,371 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	0 (b)	—	—	—	—	—	120	—
				$(13)	$(14)	$—		$2,491	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,003,399	$1,070,214	$—	$3,073,613
See notes to financial statements.
Schedule of Investments
32

Statements of Assets and Liabilities
July 31, 2024

	iShares Breakthrough Environmental Solutions ETF	iShares Cybersecurity and Tech ETF	iShares Energy Storage & Materials ETF	iShares Exponential Technologies ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,328,945	$861,360,452	$6,682,927	$3,410,982,057
Investments, at value—affiliated(c)	—	99,498,871	17,890	117,484,064
Cash	1,811	4,147	10,353	191
Cash pledged for futures contracts	1,000	59,000	2,015	324,000
Foreign currency collateral pledged for futures contracts(d)	—	—	—	100,649
Foreign currency, at value(e)	3,959	354,396	45,765	3,084,083
Receivables:
Investments sold	—	—	486,595	—
Securities lending income—affiliated	883	16,150	35	46,901
Dividends—unaffiliated	10,326	480,930	8,203	2,455,321
Dividends—affiliated	—	13,307	12	15,184
Tax reclaims	1,746	2,791	7,362	1,337,329
Variation margin on futures contracts	79	45,323	272	127,621
Total assets	3,348,749	961,835,367	7,261,429	3,535,957,400
LIABILITIES
Collateral on securities loaned, at value	—	97,876,052	17,880	112,607,340
Payables:
Investments purchased	—	—	138,055	230
Capital shares redeemed	—	1	383,212	—
Deferred foreign capital gain tax	—	—	—	1,315,617
Investment advisory fees	1,335	327,991	3,450	1,331,150
Professional fees	—	—	—	16,128
Total liabilities	1,335	98,204,044	542,597	115,270,465
Commitments and contingent liabilities
NET ASSETS	$3,347,414	$863,631,323	$6,718,832	$3,420,686,935
NET ASSETS CONSIST OF
Paid-in capital	$4,025,360	$788,604,479	$7,188,598	$2,846,588,304
Accumulated earnings (loss)	(677,946)	75,026,844	(469,766)	574,098,631
NET ASSETS	$3,347,414	$863,631,323	$6,718,832	$3,420,686,935
NET ASSET VALUE
Shares outstanding	160,000	18,450,000	280,000	57,700,000
Net asset value	$20.92	$46.81	$24.00	$59.28
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$3,848,435	$756,905,368	$7,020,241	$2,707,505,807
(b) Securities loaned, at value	$—	$96,465,653	$14,294	$110,268,206
(c) Investments, at cost—affiliated	$—	$99,496,899	$17,888	$117,415,558
(d) Foreign currency collateral pledged, at cost	$—	$—	$—	$101,354
(e) Foreign currency, at cost	$3,832	$348,343	$45,655	$3,082,812
See notes to financial statements.
33
2024 iShares Annual Financial Statements

Statements of Assets and Liabilities (continued)
July 31, 2024

	iShares Future Cloud 5G and Tech ETF	iShares Genomics Immunology and Healthcare ETF	iShares Neuroscience and Healthcare ETF	iShares Robotics and Artificial Intelligence Multisector ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$7,356,681	$140,011,603	$3,848,131	$636,517,813
Investments, at value—affiliated(c)	125,539	13,119,352	466,189	55,737,989
Cash	6,534	8,927	3,939	—
Cash pledged for futures contracts	1,000	11,000	—	59,000
Foreign currency, at value(d)	13,382	133,643	4,897	799,702
Receivables:
Investments sold	—	—	—	713,607
Securities lending income—affiliated	40	44,964	780	641,164
Dividends—unaffiliated	1,447	—	182	589,933
Dividends—affiliated	—	736	—	3,249
Tax reclaims	541	144,445	—	61,728
Variation margin on futures contracts	73	—	3	45,451
Total assets	7,505,237	153,474,670	4,324,121	695,169,636
LIABILITIES
Bank overdraft	—	—	—	129,938
Collateral on securities loaned, at value	125,538	13,006,317	466,024	55,025,614
Payables:
Investments purchased	—	—	—	266
Capital shares redeemed	—	—	—	934,854
Deferred foreign capital gain tax	—	—	—	606,718
Foreign taxes	—	—	—	5,661
Investment advisory fees	2,999	55,667	1,493	264,101
Professional fees	—	6,501	—	1,766
Variation margin on futures contracts	—	1,264	—	—
Total liabilities	128,537	13,069,749	467,517	56,968,918
Commitments and contingent liabilities
NET ASSETS	$7,376,700	$140,404,921	$3,856,604	$638,200,718
NET ASSETS CONSIST OF
Paid-in capital	$7,007,172	$285,293,266	$3,932,441	$688,865,221
Accumulated earnings (loss)	369,528	(144,888,345)	(75,837)	(50,664,503)
NET ASSETS	$7,376,700	$140,404,921	$3,856,604	$638,200,718
NET ASSET VALUE
Shares outstanding	240,000	5,650,000	150,000	19,000,000
Net asset value	$30.74	$24.85	$25.71	$33.59
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$6,427,474	$136,791,840	$3,644,155	$601,978,277
(b) Securities loaned, at value	$129,279	$12,542,769	$470,462	$52,222,807
(c) Investments, at cost—affiliated	$125,530	$13,118,290	$466,142	$55,739,339
(d) Foreign currency, at cost	$13,426	$131,651	$4,897	$801,021
See notes to financial statements.
Statements of Assets and Liabilities
34

Statements of Assets and Liabilities (continued)
July 31, 2024

	iShares Self-Driving EV and Tech ETF	iShares Virtual Work and Life Multisector ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$195,672,271	$3,073,613
Investments, at value—affiliated(c)	43,689,493	—
Cash	8,362	5,919
Cash pledged for futures contracts	40,000	—
Foreign currency collateral pledged for futures contracts(d)	48,702	—
Foreign currency, at value(e)	267,467	1,551
Receivables:
Investments sold	961,903	—
Securities lending income—affiliated	197,038	129
Capital shares sold	1	—
Dividends—unaffiliated	220,003	301
Dividends—affiliated	266	23
Tax reclaims	798,801	150
Variation margin on futures contracts	16,721	—
Total assets	241,921,028	3,081,686
LIABILITIES
Bank borrowings	—	6
Collateral on securities loaned, at value	43,589,052	—
Payables:
Capital shares redeemed	1,073,377	—
Deferred foreign capital gain tax	—	7,215
Investment advisory fees	84,015	2,360
Variation margin on futures contracts	—	2
Total liabilities	44,746,444	9,583
Commitments and contingent liabilities
NET ASSETS	$197,174,584	$3,072,103
NET ASSETS CONSIST OF
Paid-in capital	$386,752,204	$6,697,145
Accumulated loss	(189,577,620)	(3,625,042)
NET ASSETS	$197,174,584	$3,072,103
NET ASSET VALUE
Shares outstanding	6,700,000	200,000
Net asset value	$29.43	$15.36
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$255,900,082	$3,746,592
(b) Securities loaned, at value	$41,628,103	$—
(c) Investments, at cost—affiliated	$43,690,300	$—
(d) Foreign currency collateral pledged, at cost	$48,231	$—
(e) Foreign currency, at cost	$263,196	$1,549
See notes to financial statements.
35
2024 iShares Annual Financial Statements

Statements of Operations
Year Ended July 31, 2024

	iShares Breakthrough Environmental Solutions ETF	iShares Cybersecurity and Tech ETF	iShares Energy Storage & Materials ETF	iShares Exponential Technologies ETF
INVESTMENT INCOME
Dividends—unaffiliated	$35,359	$6,591,665	$110,586	$35,824,301
Dividends—affiliated	129	64,354	62	198,732
Interest—unaffiliated	102	11,541	85	59,141
Securities lending income—affiliated—net	6,818	110,232	49	1,652,790
Foreign taxes withheld	(3,057)	(514,849)	(13,809)	(2,737,170)
Foreign withholding tax claims	—	—	—	160,903
Total investment income	39,351	6,262,943	96,973	35,158,697
EXPENSES
Investment advisory	16,437	3,445,852	14,880	15,200,280
Commitment costs	27	1,835	—	11,601
Professional	—	—	—	19,878
Interest expense	—	11	18	42,299
Total expenses	16,464	3,447,698	14,898	15,274,058
Net investment income	22,887	2,815,245	82,075	19,884,639
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(86,291)	17,233,739	(147,425)	(92,770,516)
Investments—affiliated	(78)	(3,622)	8	9,829
Foreign currency transactions	1,733	(215,349)	(4,018)	(458,694)
Futures contracts	626	461,236	502	1,534,240
In-kind redemptions—unaffiliated(b)	—	10,896,543	68,588	29,006,254
	(84,010)	28,372,547	(82,345)	(62,678,887)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	(788,876)	89,430,437	(337,314)	101,018,314
Investments—affiliated	(2)	3,412	2	(1,009)
Foreign currency translations	19	6,172	(187)	51,924
Futures contracts	592	(99,835)	1,430	(797,822)
	(788,267)	89,340,186	(336,069)	100,271,407
Net realized and unrealized gain (loss)	(872,277)	117,712,733	(418,414)	37,592,520
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(849,390)	$120,527,978	$(336,339)	$57,477,159
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$—	$(711)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$—	$—	$(1,315,617)
See notes to financial statements.
Statements of Operations
36

Statements of Operations(continued)
Year Ended July 31, 2024

	iShares Future Cloud 5G and Tech ETF	iShares Genomics Immunology and Healthcare ETF	iShares Neuroscience and Healthcare ETF	iShares Robotics and Artificial Intelligence Multisector ETF
INVESTMENT INCOME
Dividends—unaffiliated	$89,815	$948,047	$2,162	$5,317,794
Dividends—affiliated	109	9,594	54	43,064
Interest—unaffiliated	210	1,411	161	9,584
Securities lending income—affiliated—net	450	493,606	18,531	2,277,067
Foreign taxes withheld	(6,761)	(62,301)	(534)	(479,816)
Foreign withholding tax claims	—	64,454	—	17,754
Total investment income	83,823	1,454,811	20,374	7,185,447
EXPENSES
Investment advisory	30,826	616,871	18,472	2,734,104
Commitment costs	24	161	—	3,234
Professional	—	6,451	—	1,775
Interest expense	—	—	—	417
Total expenses	30,850	623,483	18,472	2,739,530
Net investment income	52,973	831,328	1,902	4,445,917
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	57,022	(68,109,988)	(222,244)	(15,141,868)
Investments—affiliated	1,074	(772)	67	(4,843)
Foreign currency transactions	(651)	(4,972)	(102)	(77,172)
Futures contracts	1,604	5,236	131	133,174
In-kind redemptions—unaffiliated(b)	—	1,909,939	36,418	7,464,772
	59,049	(66,200,557)	(185,730)	(7,625,937)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	1,175,234	70,929,620	259,391	(3,632,618)
Investments—affiliated	7	2,905	(7)	1,376
Foreign currency translations	(11)	(792)	(97)	10,682
Futures contracts	1,216	405	—	(41,077)
	1,176,446	70,932,138	259,287	(3,661,637)
Net realized and unrealized gain (loss)	1,235,495	4,731,581	73,557	(11,287,574)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,288,468	$5,562,909	$75,459	$(6,841,657)
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$—	$(340,779)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$—	$—	$(364,795)
See notes to financial statements.
37
2024 iShares Annual Financial Statements

Statements of Operations(continued)
Year Ended July 31, 2024

	iShares Self-Driving EV and Tech ETF	iShares Virtual Work and Life Multisector ETF
INVESTMENT INCOME
Dividends—unaffiliated	$4,203,168	$9,776
Dividends—affiliated	13,740	120
Interest—unaffiliated	5,739	181
Securities lending income—affiliated—net	3,307,968	2,371
Foreign taxes withheld	(489,481)	(267)
Total investment income	7,041,134	12,181
EXPENSES
Investment advisory	1,440,717	14,006
Commitment costs	2,968	31
Interest expense	958	89
Total expenses	1,444,643	14,126
Net investment income (loss)	5,596,491	(1,945)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(39,571,181)	(1,155,441)
Investments—affiliated	11,198	(13)
Foreign currency transactions	(66,399)	(119)
Futures contracts	94,715	—
In-kind redemptions—unaffiliated(a)	(5,975,106)	—
	(45,506,773)	(1,155,573)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	(120,463,530)	987,104
Investments—affiliated	(3,305)	(14)
Foreign currency translations	(5,771)	(54)
Futures contracts	(51,681)	—
	(120,524,287)	987,036
Net realized and unrealized loss	(166,031,060)	(168,537)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(160,434,569)	$(170,482)
(a) See Note 2 of the Notes to Financial Statements.
(b) Net of increase in deferred foreign capital gain tax of	$—	$(7,215)
See notes to financial statements.
Statements of Operations
38

Statements of Changes in Net Assets

	iShares Breakthrough Environmental Solutions ETF		iShares Cybersecurity and Tech ETF
	Year Ended 07/31/24	Period From 03/28/23(a) to 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$22,887	$23,946	$2,815,245	$95,018
Net realized gain (loss)	(84,010)	48,582	28,372,547	(7,716,347)
Net change in unrealized appreciation (depreciation)	(788,267)	270,071	89,340,186	50,854,326
Net increase (decrease) in net assets resulting from operations	(849,390)	342,599	120,527,978	43,232,997
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(154,605)	(16,550)	(763,133)	(566,608)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	4,025,360	126,237,823	35,073,669
NET ASSETS
Total increase (decrease) in net assets	(1,003,995)	4,351,409	246,002,668	77,740,058
Beginning of period	4,351,409	—	617,628,655	539,888,597
End of period	$3,347,414	$4,351,409	$863,631,323	$617,628,655

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
39
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets(continued)

	iShares Energy Storage & Materials ETF	iShares Exponential Technologies ETF
	Period From 03/19/24(a) to 07/31/24	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$82,075	$19,884,639	$18,995,296
Net realized gain (loss)	(82,345)	(62,678,887)	36,354,440
Net change in unrealized appreciation (depreciation)	(336,069)	100,271,407	350,427,607
Net increase (decrease) in net assets resulting from operations	(336,339)	57,477,159	405,777,343
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(65,577)	(15,365,276)	(17,634,859)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	7,120,748	(89,025,193)	(80,184,166)
NET ASSETS
Total increase (decrease) in net assets	6,718,832	(46,913,310)	307,958,318
Beginning of period	—	3,467,600,245	3,159,641,927
End of period	$6,718,832	$3,420,686,935	$3,467,600,245

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
40

Statements of Changes in Net Assets(continued)

	iShares Future Cloud 5G and Tech ETF		iShares Genomics Immunology and Healthcare ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$52,973	$54,715	$831,328	$640,524
Net realized gain (loss)	59,049	(321,517)	(66,200,557)	(52,043,410)
Net change in unrealized appreciation (depreciation)	1,176,446	1,209,602	70,932,138	2,523,191
Net increase (decrease) in net assets resulting from operations	1,288,468	942,800	5,562,909	(48,879,695)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(59,322)	(50,307)	(1,625,094)	(435,229)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—	(1,935,326)	(8,527,225)	(5,024,984)
NET ASSETS
Total increase (decrease) in net assets	1,229,146	(1,042,833)	(4,589,410)	(54,339,908)
Beginning of year	6,147,554	7,190,387	144,994,331	199,334,239
End of year	$7,376,700	$6,147,554	$140,404,921	$144,994,331

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
41
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets(continued)

	iShares Neuroscience and Healthcare ETF		iShares Robotics and Artificial Intelligence Multisector ETF
	Year Ended 07/31/24	Period From 08/24/22(a) to 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,902	$(3,665)	$4,445,917	$2,947,690
Net realized loss	(185,730)	(64,142)	(7,625,937)	(23,400,784)
Net change in unrealized appreciation (depreciation)	259,287	(55,264)	(3,661,637)	90,466,793
Net increase (decrease) in net assets resulting from operations	75,459	(123,071)	(6,841,657)	70,013,699
DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(945)	—	(4,879,653)	(2,261,595)
Return of capital	—	(1,648)	—	—
Decrease in net assets resulting from distributions to shareholders	(945)	(1,648)	(4,879,653)	(2,261,595)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,143,238)	5,050,047	138,902,356	182,260,510
NET ASSETS
Total increase (decrease) in net assets	(1,068,724)	4,925,328	127,181,046	250,012,614
Beginning of period	4,925,328	—	511,019,672	261,007,058
End of period	$3,856,604	$4,925,328	$638,200,718	$511,019,672

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
42

Statements of Changes in Net Assets(continued)

	iShares Self-Driving EV and Tech ETF		iShares Virtual Work and Life Multisector ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$5,596,491	$10,660,434	$(1,945)	$(931)
Net realized loss	(45,506,773)	(75,864,123)	(1,155,573)	(1,372,328)
Net change in unrealized appreciation (depreciation)	(120,524,287)	122,532,280	987,036	1,513,040
Net increase (decrease) in net assets resulting from operations	(160,434,569)	57,328,591	(170,482)	139,781
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,348,356)	(8,577,251)	(52,633)	(9,849)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(130,249,809)	(20,839,481)	—	(1,240,169)
NET ASSETS
Total increase (decrease) in net assets	(297,032,734)	27,911,859	(223,115)	(1,110,237)
Beginning of year	494,207,318	466,295,459	3,295,218	4,405,455
End of year	$197,174,584	$494,207,318	$3,072,103	$3,295,218

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
43
2024 iShares Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	iShares Breakthrough Environmental Solutions ETF
	Year Ended 07/31/24	Period From 03/28/23(a) to 07/31/23
Net asset value, beginning of period	$27.20	$25.16
Net investment income(b)	0.14	0.15
Net realized and unrealized gain (loss)(c)	(5.45)	1.99
Net increase (decrease) from investment operations	(5.31)	2.14
Distributions(d)
From net investment income	(0.15)	(0.10)
From net realized gain	(0.82)	—
Total distributions	(0.97)	(0.10)
Net asset value, end of period	$20.92	$27.20
Total Return(e)
Based on net asset value	(19.71)%	8.54%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%	0.47%(h)
Net investment income	0.65%	1.72%(h)
Supplemental Data
Net assets, end of period (000)	$3,347	$4,351
Portfolio turnover rate(i)	68%	9%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
44

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Cybersecurity and Tech ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$39.47	$36.73	$43.87	$33.69	$26.58
Net investment income(a)	0.17	0.01	0.26	0.02	0.33 (b)
Net realized and unrealized gain (loss)(c)	7.22	2.77	(7.13)	10.22	7.02
Net increase (decrease) from investment operations	7.39	2.78	(6.87)	10.24	7.35
Distributions(d)
From net investment income	(0.05)	(0.04)	(0.27)	(0.06)	(0.15)
From net realized gain	—	—	—	—	(0.09)
Total distributions	(0.05)	(0.04)	(0.27)	(0.06)	(0.24)
Net asset value, end of year	$46.81	$39.47	$36.73	$43.87	$33.69
Total Return(e)
Based on net asset value	18.73%	7.57%	(15.73)%	30.42%	27.85%
Ratios to Average Net Assets(f)
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income	0.38%	0.02%	0.62%	0.04%	1.12%(b)
Supplemental Data
Net assets, end of year (000)	$863,631	$617,629	$539,889	$616,394	$109,489
Portfolio turnover rate(g)	27%	39%	44%	38%	29%
(a) Based on average shares outstanding.
(b) Includes a one-time special distribution from NortonLifeLock Inc. Excluding such special distribution, the net investment income would have been $0.08 per share and 0.26% of average net assets.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
45
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Energy Storage & Materials ETF
Period From 03/19/24(a) to 07/31/24
Net asset value, beginning of period	$25.06
Net investment income(b)	0.23
Net realized and unrealized loss(c)	(1.11)
Net decrease from investment operations	(0.88)
Distributions from net investment income(d)	(0.18)
Net asset value, end of period	$24.00
Total Return(e)
Based on net asset value	(3.52)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%(h)
Net investment income	2.59%(h)
Supplemental Data
Net assets, end of period (000)	$6,719
Portfolio turnover rate(i)	40%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
46

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Exponential Technologies ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$58.48	$52.01	$63.91	$47.25	$38.89
Net investment income(a)	0.34	0.32 (b)	0.44	0.52	0.44
Net realized and unrealized gain (loss)(c)	0.72	6.44	(11.84)	16.61	8.47
Net increase (decrease) from investment operations	1.06	6.76	(11.40)	17.13	8.91
Distributions from net investment income(d)	(0.26)	(0.29)	(0.50)	(0.47)	(0.55)
Net asset value, end of year	$59.28	$58.48	$52.01	$63.91	$47.25
Total Return(e)
Based on net asset value	1.84%	13.05%(b)	(17.91)%	36.33%	23.05%
Ratios to Average Net Assets(f)
Total expenses	0.46%	0.46%	0.46%	0.46%	0.47%
Net investment income	0.60%	0.62%(b)	0.74%	0.91%	1.07%
Supplemental Data
Net assets, end of year (000)	$3,420,687	$3,467,600	$3,159,642	$3,914,578	$2,657,627
Portfolio turnover rate(g)	45%	45%	69%	23%	23%
(a) Based on average shares outstanding.
(b) Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2023:
• Net investment income per share by $0.01.
• Total return by 0.01%.
• Ratio of net investment income to average net assets by 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
47
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Future Cloud 5G and Tech ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 06/08/21(a) to 07/31/21
Net asset value, beginning of period	$25.61	$22.47	$26.16	$25.07
Net investment income(b)	0.22	0.19	0.21	0.04
Net realized and unrealized gain (loss)(c)	5.16	3.12	(3.70)	1.05
Net increase (decrease) from investment operations	5.38	3.31	(3.49)	1.09
Distributions from net investment income(d)	(0.25)	(0.17)	(0.20)	—
Net asset value, end of period	$30.74	$25.61	$22.47	$26.16
Total Return(e)
Based on net asset value	21.04%	14.84%	(13.46)%	4.35%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%	0.47%	0.47%	0.47%(h)
Net investment income	0.81%	0.87%	0.80%	1.09%(h)
Supplemental Data
Net assets, end of period (000)	$7,377	$6,148	$7,190	$8,370
Portfolio turnover rate(i)	37%	45%	51%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
48

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Genomics Immunology and Healthcare ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$23.97	$31.64	$50.05	$37.28	$27.61
Net investment income(a)	0.14 (b)	0.10 (b)	0.14	0.08	0.17
Net realized and unrealized gain (loss)(c)	1.02	(7.70)	(18.16)	12.78	9.82
Net increase (decrease) from investment operations	1.16	(7.60)	(18.02)	12.86	9.99
Distributions(d)
From net investment income	(0.28)	(0.07)	(0.39)	(0.09)	(0.08)
From net realized gain	—	—	—	—	(0.24)
Total distributions	(0.28)	(0.07)	(0.39)	(0.09)	(0.32)
Net asset value, end of year	$24.85	$23.97	$31.64	$50.05	$37.28
Total Return(e)
Based on net asset value	4.98%(b)	(24.04)%(b)	(36.11)%	34.49%	36.42%
Ratios to Average Net Assets(f)
Total expenses	0.48%	0.47%	0.47%	0.47%	0.47%
Total expenses excluding professional fees for foreign withholding tax claims	0.47%	0.47%	N/A	N/A	N/A
Net investment income	0.63%(b)	0.39%(b)	0.35%	0.16%	0.54%
Supplemental Data
Net assets, end of year (000)	$140,405	$144,994	$199,334	$327,818	$141,675
Portfolio turnover rate(g)	51%	45%	59%	52%	38%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2024 and
July 31, 2023 respectively:
• Net investment income per share by $0.01 and $0.01.
• Total return by 0.05% and 0.03%.
• Ratio of net investment income to average net assets by 0.04% and 0.04%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
49
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Neuroscience and Healthcare ETF
	Year Ended 07/31/24	Period From 08/24/22(a) to 07/31/23
Net asset value, beginning of period	$24.63	$25.25
Net investment income (loss)(b)	0.01	(0.02)
Net realized and unrealized gain (loss)(c)	1.08	(0.59)
Net increase (decrease) from investment operations	1.09	(0.61)
Distributions(d)
From net investment income	(0.01)	—
Return of capital	—	(0.01)
Total distributions	(0.01)	(0.01)
Net asset value, end of period	$25.71	$24.63
Total Return(e)
Based on net asset value	4.43%	(2.45)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%	0.47%(h)
Net investment income (loss)	0.05%	(0.08)%(h)
Supplemental Data
Net assets, end of period (000)	$3,857	$4,925
Portfolio turnover rate(i)	47%	61%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
50

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Robotics and Artificial Intelligence Multisector ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$34.53	$28.37	$43.34	$31.43	$24.99
Net investment income(a)	0.25	0.30	0.11	0.17	0.11
Net realized and unrealized gain (loss)(b)	(0.92)	6.07	(14.03)	12.00	6.44
Net increase (decrease) from investment operations	(0.67)	6.37	(13.92)	12.17	6.55
Distributions from net investment income(c)	(0.27)	(0.21)	(1.05)	(0.26)	(0.11)
Net asset value, end of year	$33.59	$34.53	$28.37	$43.34	$31.43
Total Return(d)
Based on net asset value	(1.95)%(e)	22.55%(e)	(32.79)%	38.79%	26.27%
Ratios to Average Net Assets(f)
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income	0.76%(e)	1.02%(e)	0.29%	0.42%	0.40%
Supplemental Data
Net assets, end of year (000)	$638,201	$511,020	$261,007	$433,445	$157,172
Portfolio turnover rate(g)	40%	35%	58%	42%	34%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2024 and
July 31, 2023 respectively:
• Total return by 0.00% and 0.01%.
• Ratio of net investment income to average net assets by 0.01% and 0.01%.

(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
51
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Self-Driving EV and Tech ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$45.76	$40.90	$49.91	$29.69	$24.08
Net investment income(a)	0.61	0.95 (b)	0.54	0.50	0.37
Net realized and unrealized gain (loss)(c)	(16.20)	4.68	(8.71)	20.04	5.59
Net increase (decrease) from investment operations	(15.59)	5.63	(8.17)	20.54	5.96
Distributions from net investment income(d)	(0.74)	(0.77)	(0.84)	(0.32)	(0.35)
Net asset value, end of year	$29.43	$45.76	$40.90	$49.91	$29.69
Total Return(e)
Based on net asset value	(34.17)%	14.17%	(16.54)%	69.28%	24.91%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income	1.83%	2.48%(b)	1.16%	1.10%	1.44%
Supplemental Data
Net assets, end of year (000)	$197,175	$494,207	$466,295	$429,185	$32,660
Portfolio turnover rate(h)	38%	85%	41%	24%	19%
(a) Based on average shares outstanding.
(b) Includes a special distribution from Volkswagen AG. Excluding such special distribution, the net investment income would have been $0.72 per share and 1.89% of average net assets.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
52

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Virtual Work and Life Multisector ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 09/29/20(a) to 07/31/21
Net asset value, beginning of period	$16.48	$14.68	$28.22	$25.22
Net investment loss(b)	(0.01)	(0.00)	(0.02)	(0.04)
Net realized and unrealized gain (loss)(c)	(0.85)	1.85	(13.50)	3.09
Net increase (decrease) from investment operations	(0.86)	1.85	(13.52)	3.05
Distributions from net investment income(d)	(0.26)	(0.05)	(0.02)	(0.05)
Net asset value, end of period	$15.36	$16.48	$14.68	$28.22
Total Return(e)
Based on net asset value	(5.16)%	12.58%	(47.89)%	12.11%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%	0.47%	0.47%	0.47%(h)
Net investment loss	(0.07)%	(0.03)%	(0.08)%	(0.16)%(h)
Supplemental Data
Net assets, end of period (000)	$3,072	$3,295	$4,405	$8,466
Portfolio turnover rate(i)	43%	47%	46%	27%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
53
2024 iShares Annual Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Breakthrough Environmental Solutions	Non-diversified
Cybersecurity and Tech	Non-diversified
Energy Storage & Materials(a)	Non-diversified
Exponential Technologies	Diversified
Future Cloud 5G and Tech	Diversified(b)
Genomics Immunology and Healthcare	Non-diversified
Neuroscience and Healthcare	Non-diversified
Robotics and Artificial Intelligence Multisector	Diversified
Self-Driving EV and Tech	Non-diversified
Virtual Work and Life Multisector	Diversified

(a)	The Fund commenced operations on March 19, 2024.
(b)	The Fund's classification changed from non-diversified to diversified during the reporting period.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Notes to Financial Statements
54

Notes to Financial Statements  (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities
55
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Cybersecurity and Tech
BNP Paribas SA	$70,152	$(70,152)	$—	$—
BofA Securities, Inc.	822,930	(822,930)	—	—
Goldman Sachs & Co. LLC	20,236,031	(20,236,031)	—	—
J.P. Morgan Securities LLC	14,151,110	(14,151,110)	—	—
Morgan Stanley	711,124	(711,124)	—	—
RBC Capital Markets LLC	34,668,030	(34,668,030)	—	—
Scotia Capital (USA), Inc.	18,345	(18,345)	—	—
State Street Bank & Trust Co.	121,897	(121,897)	—	—
Virtu Americas LLC	53,280	(53,280)	—	—
Wells Fargo Bank N.A.	25,612,754	(25,550,726)	—	62,028(b)
	$96,465,653	$(96,403,625)	$—	$62,028
Energy Storage & Materials
Jefferies LLC	$14,294	$(14,294)	$—	$—
Exponential Technologies
Barclays Bank PLC	$6,557,581	$(6,557,581)	$—	$—
BNP Paribas SA	336,013	(336,013)	—	—
BofA Securities, Inc.	3,362,026	(3,362,026)	—	—
Citadel Clearing LLC	5,695,421	(5,695,421)	—	—
Citigroup Global Markets, Inc.	2,009,046	(2,009,046)	—	—
Goldman Sachs & Co. LLC	14,795,939	(14,795,939)	—	—
HSBC Bank PLC	18,181,499	(18,181,499)	—	—
J.P. Morgan Securities LLC	16,627,448	(16,627,448)	—	—
Jefferies LLC	6,020,927	(6,020,927)	—	—
Morgan Stanley	15,952,046	(15,952,046)	—	—
RBC Capital Markets LLC	16,864,562	(16,864,562)	—	—
SG Americas Securities LLC	442,476	(442,476)	—	—
UBS Securities LLC	2,449,203	(2,449,203)	—	—
Wells Fargo Bank N.A.	962,561	(931,711)	—	30,850(b)
Wells Fargo Securities LLC	11,458	(11,458)	—	—
	$110,268,206	$(110,237,356)	$—	$30,850
Future Cloud 5G and Tech
Barclays Capital, Inc.	$129,279	$(125,539)	$—	$3,740(b)
Genomics Immunology and Healthcare
Barclays Capital, Inc.	$249,321	$(249,321)	$—	$—
BNP Paribas SA	2,473,106	(2,473,106)	—	—
Citigroup Global Markets, Inc.	1,313,250	(1,313,250)	—	—
Goldman Sachs & Co. LLC	3,857,739	(3,857,739)	—	—
HSBC Bank PLC	4,147	(4,123)	—	24(b)
J.P. Morgan Securities LLC	3,800,726	(3,800,726)	—	—
Jefferies LLC	556,760	(556,760)	—	—
Wells Fargo Bank N.A.	15,443	(15,443)	—	—
Wells Fargo Securities LLC	272,277	(270,685)	—	1,592(b)
	$12,542,769	$(12,541,153)	$—	$1,616
Notes to Financial Statements
56

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Neuroscience and Healthcare
BofA Securities, Inc.	$50,944	$(49,570)	$—	$1,374(b)
Citigroup Global Markets, Inc.	43,747	(43,676)	—	71(b)
Goldman Sachs & Co. LLC	110,896	(97,108)	—	13,788(b)
Jefferies LLC	11,951	(11,951)	—	—
RBC Capital Markets LLC	128,654	(128,654)	—	—
Wells Fargo Bank N.A.	124,270	(124,270)	—	—
	$470,462	$(455,229)	$—	$15,233
Robotics and Artificial Intelligence Multisector
Barclays Capital, Inc.	$2,117,472	$(2,117,472)	$—	$—
BMO Capital Markets Corp.	345,908	(345,908)	—	—
BNP Paribas SA	8,496,009	(8,496,009)	—	—
BofA Securities, Inc.	13,256,466	(13,256,466)	—	—
Citigroup Global Markets, Inc.	217,802	(217,802)	—	—
Goldman Sachs & Co. LLC	17,894,755	(17,894,755)	—	—
HSBC Bank PLC	1,175,788	(1,175,788)	—	—
J.P. Morgan Securities LLC	4,398,644	(4,398,644)	—	—
Morgan Stanley	2,143,455	(2,143,455)	—	—
National Financial Services LLC	189,784	(189,784)	—	—
Toronto-Dominion Bank	92,951	(92,951)	—	—
UBS AG	1,514,765	(1,514,765)	—	—
Wells Fargo Securities LLC	379,008	(374,280)	—	4,728(b)
	$52,222,807	$(52,218,079)	$—	$4,728
Self-Driving EV and Tech
Barclays Capital, Inc.	$4,985,853	$(4,985,853)	$—	$—
BNP Paribas SA	2,066,590	(2,066,590)	—	—
Citigroup Global Markets, Inc.	4,486,530	(4,486,530)	—	—
Goldman Sachs & Co. LLC	19,075,460	(19,075,460)	—	—
ING Financial Markets LLC	302,438	(302,438)	—	—
J.P. Morgan Securities LLC	9,989,962	(9,989,962)	—	—
Jefferies LLC	377,418	(377,418)	—	—
UBS AG	226,987	(226,987)	—	—
UBS Securities LLC	43,897	(43,897)	—	—
Virtu Americas LLC	72,968	(72,968)	—	—
	$41,628,103	$(41,628,103)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of July 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
57
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Breakthrough Environmental Solutions	0.47%
Cybersecurity and Tech	0.47
Energy Storage & Materials	0.47
Future Cloud 5G and Tech	0.47
Genomics Immunology and Healthcare	0.47
Neuroscience and Healthcare	0.47
Robotics and Artificial Intelligence Multisector	0.47
Self-Driving EV and Tech	0.47
Virtual Work and Life Multisector	0.47
For its investment advisory services to the iShares Exponential Technologies ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Net Assets	Investment Advisory Fees
First $2 billion	0.4700%
Over $2 billion, up to and including $3 billion	0.4465
Over $3 billion, up to and including $4 billion	0.4242
Over $4 billion	0.4030
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of iShares Cybersecurity and Tech ETF, iShares Future Cloud 5G and Tech ETF, iShares Genomics Immunology and Healthcare ETF, iShares Neuroscience and Healthcare ETF and iShares Virtual Work and Life Multisector ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares Breakthrough Environmental Solutions ETF, iShares Energy Storage & Materials ETF, iShares Exponential Technologies ETF, iShares Robotics and Artificial Intelligence Multisector ETF and iShares Self-Driving EV and Tech ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Breakthrough Environmental Solutions	$1,546
Cybersecurity and Tech	43,247
Energy Storage & Materials	12
Exponential Technologies	418,418
Future Cloud 5G and Tech	164
Genomics Immunology and Healthcare	114,941
Neuroscience and Healthcare	4,527
Robotics and Artificial Intelligence Multisector	512,531
Self-Driving EV and Tech	700,852
Virtual Work and Life Multisector	628
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Notes to Financial Statements
58

Notes to Financial Statements  (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Cybersecurity and Tech	$15,361,857	$53,026,638	$188,272
Exponential Technologies	140,350,849	318,905,448	44,096,061
Future Cloud 5G and Tech	866,091	555,141	44,241
Genomics Immunology and Healthcare	7,092,225	15,992,888	(3,541,469)
Robotics and Artificial Intelligence Multisector	35,608,928	44,345,314	9,820,579
Self-Driving EV and Tech	15,364,108	21,178,688	(5,933,249)
Virtual Work and Life Multisector	249,083	298,168	(270,921)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Breakthrough Environmental Solutions	$2,383,610	$2,521,938
Cybersecurity and Tech	212,747,529	201,579,815
Energy Storage & Materials	5,041,224	3,268,362
Exponential Technologies	1,494,620,515	1,491,213,766
Future Cloud 5G and Tech	2,445,200	2,460,708
Genomics Immunology and Healthcare	67,427,294	68,506,846
Neuroscience and Healthcare	1,871,933	1,930,503
Robotics and Artificial Intelligence Multisector	265,058,981	234,382,685
Self-Driving EV and Tech	115,764,569	131,997,973
Virtual Work and Life Multisector	1,295,433	1,351,499
For the year ended July 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Cybersecurity and Tech	$155,067,909	$38,773,999
Energy Storage & Materials	6,245,551	919,335
Exponential Technologies	19,560,889	104,803,451
Genomics Immunology and Healthcare	12,209,632	20,457,237
Neuroscience and Healthcare	—	1,085,774
Robotics and Artificial Intelligence Multisector	129,685,341	23,121,571
Self-Driving EV and Tech	—	113,028,175
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to nondeductible expenses, net investment loss, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Cybersecurity and Tech	$10,896,258	$ (10,896,258)
Energy Storage & Materials	67,850	(67,850)
Exponential Technologies	25,659,691	(25,659,691)
Future Cloud 5G and Tech	(20)	20
Genomics Immunology and Healthcare	1,143,383	(1,143,383)
Neuroscience and Healthcare	30,747	(30,747)
Robotics and Artificial Intelligence Multisector	7,176,638	(7,176,638)
Self-Driving EV and Tech	(9,353,049)	9,353,049
Virtual Work and Life Multisector	(2,134)	2,134
59
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 07/31/24	Period Ended 07/31/23
Breakthrough Environmental Solutions
Ordinary income	$154,028	$16,550
Long-term capital gains	577	—
	$154,605	$16,550

iShares ETF	Year Ended 07/31/24	Year Ended 07/31/23
Cybersecurity and Tech
Ordinary income	$763,133	$566,608

iShares ETF	Period Ended 07/31/24
Energy Storage & Materials
Ordinary income	$65,577

iShares ETF	Year Ended 07/31/24	Year Ended 07/31/23
Exponential Technologies
Ordinary income	$15,365,276	$17,634,859
Future Cloud 5G and Tech
Ordinary income	$59,322	$50,307
Genomics Immunology and Healthcare
Ordinary income	$1,625,094	$435,229

iShares ETF	Year Ended 07/31/24	Period Ended 07/31/23
Neuroscience and Healthcare
Ordinary income	$945	$—
Return of capital	—	1,648
	$945	$1,648

iShares ETF	Year Ended 07/31/24	Year Ended 07/31/23
Robotics and Artificial Intelligence Multisector
Ordinary income	$4,879,653	$2,261,595
Self-Driving EV and Tech
Ordinary income	$6,348,356	$8,577,251
Virtual Work and Life Multisector
Ordinary income	$52,633	$9,849
As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Capital Losses(c)	Total
Breakthrough Environmental Solutions	$7,676	$—	$(566,445)	$(119,177)	$(677,946)
Cybersecurity and Tech	1,819,396	(25,550,192)	98,757,640	—	75,026,844
Energy Storage & Materials	16,824	(134,257)	(352,333)	—	(469,766)
Exponential Technologies	5,983,345	(126,478,542)	694,593,828	—	574,098,631
Future Cloud 5G and Tech	10,525	(558,485)	917,488	—	369,528
Genomics Immunology and Healthcare	462,536	(147,034,604)	1,683,723	—	(144,888,345)
Neuroscience and Healthcare	15,171	(255,560)	164,552	—	(75,837)
Robotics and Artificial Intelligence Multisector	1,206,939	(77,661,199)	25,789,757	—	(50,664,503)
Self-Driving EV and Tech	1,883,020	(127,964,931)	(63,495,709)	—	(189,577,620)
Virtual Work and Life Multisector	—	(2,894,232)	(730,810)	—	(3,625,042)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

(c)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
Notes to Financial Statements
60

Notes to Financial Statements  (continued)
For the year ended July 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
Cybersecurity and Tech	$20,727,140
Future Cloud 5G and Tech	54,763
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Breakthrough Environmental Solutions	$3,895,535	$301,725	$(868,315)	$(566,590)
Cybersecurity and Tech	862,107,775	152,530,189	(53,778,641)	98,751,548
Energy Storage & Materials	7,053,244	317,497	(669,643)	(352,146)
Exponential Technologies	2,832,577,808	885,712,966	(189,824,653)	695,888,313
Future Cloud 5G and Tech	6,564,680	1,573,362	(655,822)	917,540
Genomics Immunology and Healthcare	151,453,087	21,966,920	(20,289,052)	1,677,868
Neuroscience and Healthcare	4,149,768	665,049	(500,497)	164,552
Robotics and Artificial Intelligence Multisector	665,871,528	99,487,335	(73,103,061)	26,384,274
Self-Driving EV and Tech	302,874,380	12,859,307	(76,371,923)	(63,512,616)
Virtual Work and Life Multisector	3,797,177	439,293	(1,162,857)	(723,564)
9. LINE OF CREDIT
The iShares Breakthrough Environmental Solutions ETF, iShares Cybersecurity and Tech ETF, iShares Exponential Technologies ETF, iShares Future Cloud 5G and Tech ETF, iShares Genomics Immunology and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF, iShares Self-Driving EV and Tech ETF and iShares Virtual Work and Life Multisector ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended July 31, 2024, the iShares Breakthrough Environmental Solutions ETF, iShares Cybersecurity and Tech ETF, iShares Future Cloud 5G and Tech ETF, iShares Genomics Immunology and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF and iShares Self-Driving EV and Tech ETF did not borrow under the Syndicated Credit Agreement.
For the year ended July 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Exponential Technologies	$35,500,000	$484,973	6.42%
Virtual Work and Life Multisector	100,000	1,366	6.42
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to
61
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/24		Period Ended 07/31/23(a)
iShares ETF	Shares	Amount	Shares	Amount
Breakthrough Environmental Solutions
Shares sold	—	$—	160,000	$4,025,360
Notes to Financial Statements
62

Notes to Financial Statements  (continued)

	Year Ended 07/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount
Cybersecurity and Tech
Shares sold	3,800,000	$167,792,535	2,500,000	$89,024,383
Shares redeemed	(1,000,000)	(41,554,712)	(1,550,000)	(53,950,714)
	2,800,000	$126,237,823	950,000	$35,073,669

	Period Ended 07/31/24(b)
iShares ETF	Shares	Amount
Energy Storage & Materials
Shares sold	360,000	$9,003,006
Shares redeemed	(80,000)	(1,882,258)
	280,000	$7,120,748

	Year Ended 07/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount
Exponential Technologies
Shares sold	500,000	$27,918,395	1,750,000	$85,761,417
Shares redeemed	(2,100,000)	(116,943,588)	(3,200,000)	(165,945,583)
	(1,600,000)	$(89,025,193)	(1,450,000)	$(80,184,166)
Future Cloud 5G and Tech
Shares redeemed	—	$—	(80,000)	$(1,935,326)
Genomics Immunology and Healthcare
Shares sold	550,000	$12,613,591	450,000	$13,403,128
Shares redeemed	(950,000)	(21,140,816)	(700,000)	(18,428,112)
	(400,000)	$(8,527,225)	(250,000)	$(5,024,984)

	Year Ended 07/31/24		Period Ended 07/31/23(c)
iShares ETF	Shares	Amount	Shares	Amount
Neuroscience and Healthcare
Shares sold	—	$—	200,000	$5,050,047
Shares redeemed	(50,000)	(1,143,238)	—	—
	(50,000)	$(1,143,238)	200,000	$5,050,047

	Year Ended 07/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount
Robotics and Artificial Intelligence Multisector
Shares sold	5,000,000	$165,766,335	6,200,000	$197,528,251
Shares redeemed	(800,000)	(26,863,979)	(600,000)	(15,267,741)
	4,200,000	$138,902,356	5,600,000	$182,260,510
Self-Driving EV and Tech
Shares sold	—	$—	400,000	$15,998,969
Shares redeemed	(4,100,000)	(130,249,809)	(1,000,000)	(36,838,450)
	(4,100,000)	$(130,249,809)	(600,000)	$(20,839,481)
Virtual Work and Life Multisector
Shares redeemed	—	$—	(100,000)	$(1,240,169)

(a)	The Fund commenced operations on March 28, 2023.
(b)	The Fund commenced operations on March 19, 2024.
(c)	The Fund commenced operations on August 24, 2022.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
63
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:
On June 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Robotics and Artificial Intelligence Multisector ETF to iShares Future AI & Tech ETF, the ticker from IRBO to ARTY, the fiscal year end from July 31 to March 31, and the underlying index from NYSE FactSet Global Robotics and Artificial Intelligence Index to Morningstar Global Artificial Intelligence Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of U.S. and non U.S. companies that provide products and services that are expected to contribute to artificial intelligence (“AI”) technologies in areas including generative AI, AI data and infrastructure, AI software, and AI services. These changes became effective on August 12, 2024.
On June 5, 2024, the Board approved the liquidation of iShares Virtual Work and Life Multisector ETF. After the close of business on August 12, 2024, the Fund no longer accepts creation orders. Trading in the Fund halted prior to market open on August 13, 2024. Proceeds of the liquidation were sent to shareholders on August 15, 2024.
Notes to Financial Statements
64

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares Breakthrough Environmental Solutions ETF(1)
iShares Cybersecurity and Tech ETF(2)
iShares Energy Storage & Materials ETF(3)
iShares Exponential Technologies ETF(2)
iShares Future Cloud 5G and Tech ETF(2)
iShares Genomics Immunology and Healthcare ETF(2)
iShares Neuroscience and Healthcare ETF(4)
iShares Future AI & Tech ETF (formerly known as iShares Robotics and Artificial Intelligence Multisector ETF)(2)
iShares Self-Driving EV and Tech ETF(2)
iShares Virtual Work and Life Multisector ETF(2)
(1) Statement of operations for the year ended July 31, 2024 and statement of changes in net assets for the year ended July 31, 2024 and the period March 28, 2023 (commencement of operations) through July 31, 2023
(2) Statement of operations for the year ended July 31, 2024 and statement of changes in net assets for the years ended July 31, 2024 and 2023
(3) Statement of operations and statement of changes in net assets for the period March 19, 2024 (commencement of operations) through July 31, 2024
(4) Statement of operations for the year ended July 31, 2024 and statement of changes in net assets for the year ended July 31, 2024 and the period August 24, 2022 (commencement of operations) through July 31, 2023
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
65
2024 iShares Annual Financial Statements

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024:
iShares ETF	Qualified Dividend Income
Breakthrough Environmental Solutions	$27,814
Cybersecurity and Tech	5,130,371
Energy Storage & Materials	87,722
Exponential Technologies	29,765,065
Future Cloud 5G and Tech	59,494
Genomics Immunology and Healthcare	943,435
Neuroscience and Healthcare	1,979
Robotics and Artificial Intelligence Multisector	3,336,343
Self-Driving EV and Tech	4,010,736
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2024:
iShares ETF	Qualified Business Income
Exponential Technologies	$356,601
Future Cloud 5G and Tech	6,549
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended July 31, 2024:
iShares ETF	20% Rate Long-Term Capital Gain Dividends
Breakthrough Environmental Solutions	$577
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Breakthrough Environmental Solutions	$30,374	$2,215
Energy Storage & Materials	102,209	13,577
Self-Driving EV and Tech	3,930,610	477,278
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
Breakthrough Environmental Solutions	4.66%
Cybersecurity and Tech	89.56%
Energy Storage & Materials	8.73%
Exponential Technologies	54.01%
Future Cloud 5G and Tech	44.16%
Genomics Immunology and Healthcare	15.48%
Robotics and Artificial Intelligence Multisector	23.37%
Self-Driving EV and Tech	4.51%
The Fund hereby designates the following amount, or maximum amount allowable by law, as qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2024:
iShares ETF	Qualified Short-Term Capital Gains
Breakthrough Environmental Solutions	$130,017
Important Tax Information
66

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
67
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract
iShares Breakthrough Environmental Solutions ETF, iShares Neuroscience and Healthcare ETF, iShares Genomics Immunology and Healthcare ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract
68

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
69
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Future Cloud 5G and Tech ETF, iShares Cybersecurity and Tech ETF, iShares Robotics and Artificial Intelligence Multisector ETF, iShares Self-Driving EV and Tech ETF, iShares Virtual Work and Life Multisector ETF
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing
Board Review and Approval of Investment Advisory Contract
70

Board Review and Approval of Investment Advisory Contract (continued)
the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
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Board Review and Approval of Investment Advisory Contract (continued)
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Energy Storage & Materials ETF(the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreement.  At a meeting held on December 12-14, 2023, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA.  The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings.  The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.  In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group.  The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders.  The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.  The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements.  In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund.  The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and
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Board Review and Approval of Investment Advisory Contract (continued)
strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates:  The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced.  The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale:  The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders.   The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates:  The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.  The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences.  In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates.  In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates.  The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates:  Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced.  However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.
iShares Exponential Technologies ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and
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Board Review and Approval of Investment Advisory Contract (continued)
reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,
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Board Review and Approval of Investment Advisory Contract (continued)
including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
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Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
S&P	Standard & Poor's
Glossary of Terms Used in this Report
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July 31, 2024

2024 Annual Financial Statements

iShares Trust
• iShares Global Equity Factor ETF | GLOF | NYSE Arca
• iShares International Equity Factor ETF | INTF | NYSE Arca
• iShares International Small-Cap Equity Factor ETF | ISCF | NYSE Arca
• iShares MSCI EAFE Min Vol Factor ETF | EFAV | Cboe BZX

2

Schedule of Investments
July 31, 2024
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.9%
AGL Energy Ltd.	7,752	$52,696
ALS Ltd.	5,916	59,895
Aurizon Holdings Ltd.	49,677	121,126
Bendigo & Adelaide Bank Ltd.	5,671	46,426
BHP Group Ltd.	9,079	252,169
BlueScope Steel Ltd.	1,567	22,755
Brambles Ltd.	16,524	168,457
Fortescue Ltd.	18,244	227,007
Goodman Group	507	11,705
JB Hi-Fi Ltd.	3,130	142,911
Lottery Corp. Ltd. (The)	6,273	20,441
Macquarie Group Ltd.	899	123,725
Mirvac Group	8,041	11,322
Rio Tinto Ltd.	3,263	250,736
South32 Ltd.	52,996	106,294
Stockland	47,884	144,629
Telstra Group Ltd.	10,149	26,228
Whitehaven Coal Ltd.	24,174	122,041
Woolworths Group Ltd.	3,981	89,824
Yancoal Australia Ltd., NVS	14,026	65,003
		2,065,390
Austria — 0.3%
OMV AG	3,971	166,147
Raiffeisen Bank International AG	3,978	77,552
Verbund AG	351	28,184
Wienerberger AG	2,648	93,884
		365,767
Belgium — 0.3%
Ageas SA/NV	4,284	204,524
Shurgard Self Storage Ltd.	561	21,933
Syensqo SA	1,377	121,765
		348,222
Brazil — 0.5%
CPFL Energia SA	6,325	36,321
CSN Mineracao SA	19,789	17,913
JBS SA	19,074	113,712
NU Holdings Ltd.(a)	5,814	70,524
Petroleo Brasileiro SA	16,951	121,675
Suzano SA	9,537	90,815
TIM SA/Brazil	22,697	70,184
		521,144
Canada — 2.4%
ARC Resources Ltd.	8,976	155,316
Canadian Tire Corp. Ltd., Class A, NVS	1,355	139,146
Canadian Utilities Ltd., Class A, NVS	1,173	27,468
CGI Inc.(a)	1,785	203,536
Constellation Software Inc./Canada	24	75,726
Dollarama Inc.	765	71,715
Element Fleet Management Corp.	3,519	67,314
George Weston Ltd.	668	103,453
Hydro One Ltd.(b)	8,262	258,934
Imperial Oil Ltd.	816	58,458
Loblaw Companies Ltd.	4,131	509,400
Manulife Financial Corp.	9,976	265,757
Nutrien Ltd.	2,961	151,862
Royal Bank of Canada	1,581	176,668
Thomson Reuters Corp.	2,372	384,409
		2,649,162
Security	Shares	Value
Chile — 0.1%
Cencosud SA	8,823	$16,309
Colbun SA	168,045	21,856
Empresas CMPC SA	28,764	49,962
Enel Chile SA	218,201	12,463
Quinenco SA	4,998	17,416
		118,006
China — 2.5%
Agricultural Bank of China Ltd., Class A	188,700	119,833
Akeso Inc.(a)(b)	14,000	75,820
Bank of Beijing Co. Ltd., Class A	20,400	15,050
Bank of China Ltd., Class A	127,500	82,249
Bank of China Ltd., Class H	51,000	22,710
Bank of Communications Co. Ltd., Class H	51,000	37,056
Bank of Shanghai Co. Ltd., Class A	15,900	16,043
China CITIC Bank Corp. Ltd., Class A	16,100	13,970
China Coal Energy Co. Ltd., Class H	51,000	51,669
China Construction Bank Corp., Class A	10,600	10,921
China Construction Bank Corp., Class H	357,000	249,288
China Nonferrous Mining Corp Ltd.	51,000	36,322
China Petroleum & Chemical Corp., Class H	306,000	196,110
China Renewable Energy Investment Ltd.(c)	659	—
China Shenhua Energy Co. Ltd., Class A	10,200	56,129
China Zheshang Bank Co. Ltd., Class A	30,600	11,949
CNPC Capital Co. Ltd., NVS	10,200	7,882
COSCO Shipping Holdings Co. Ltd., Class A	10,200	18,588
Giant Biogene Holding Co. Ltd.(b)	10,200	52,874
Greentown China Holdings Ltd.	25,500	19,298
Guosen Securities Co. Ltd., Class A	15,300	18,737
Industrial & Commercial Bank of China Ltd., Class A	198,900	161,079
Kingboard Holdings Ltd.	21,000	42,832
Kingboard Laminates Holdings Ltd.	25,500	22,930
Kunlun Energy Co. Ltd.	102,000	98,878
Lenovo Group Ltd.	36,000	46,628
Li Auto Inc.(a)	15,300	149,668
Meituan, Class B(a)(b)	5,100	70,618
Midea Group Co. Ltd., Class A	10,600	93,522
Nongfu Spring Co. Ltd., Class H(b)	51,000	198,117
Orient Overseas International Ltd.	2,000	28,166
PetroChina Co. Ltd., Class A	56,100	69,552
PetroChina Co. Ltd., Class H	204,000	177,148
Postal Savings Bank of China Co. Ltd., Class H(b)	153,000	81,814
Shaanxi Coal Industry Co. Ltd., Class A	15,300	49,506
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	5,100	10,988
Sinotrans Ltd., Class H	51,000	23,676
Sinotruk Hong Kong Ltd.	25,500	67,072
Want Want China Holdings Ltd.	102,000	61,230
Yadea Group Holdings Ltd.(b)	44,000	59,298
Yankuang Energy Group Co. Ltd., Class H	85,800	111,996
Yutong Bus Co. Ltd., Class A	5,300	16,440
Zx Inc.(a)(d)	10,200	14,700
		2,768,356
Colombia — 0.0%
Bancolombia SA	2,448	22,069
Interconexion Electrica SA ESP	5,406	23,353
		45,422
Czech Republic — 0.1%
CEZ AS	1,696	65,311
Denmark — 1.2%
Carlsberg A/S, Class B	561	67,744
3
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark (continued)
Novo Nordisk A/S, Class B	7,344	$973,028
Pandora A/S	1,785	279,805
		1,320,577
Egypt — 0.0%
Talaat Moustafa Group	33,360	38,643
Finland — 0.3%
Kesko OYJ, Class B	3,060	55,351
Nordea Bank Abp	20,728	242,554
Orion OYJ, Class B	714	32,818
		330,723
France — 2.2%
BNP Paribas SA	816	55,907
Bouygues SA	2,142	73,955
Carrefour SA	7,497	111,834
Christian Dior SE, NVS	51	33,533
Credit Agricole SA	33,201	503,841
Eiffage SA	1,581	157,344
Engie SA	4,998	78,569
L'Oreal SA	102	44,110
LVMH Moet Hennessy Louis Vuitton SE	306	215,841
Orange SA	3,774	41,881
Publicis Groupe SA	4,488	468,531
Sanofi SA	153	15,773
Schneider Electric SE	51	12,293
Societe Generale SA	3,111	80,690
TotalEnergies SE	3,707	250,097
Unibail-Rodamco-Westfield, New	2,907	217,389
		2,361,588
Germany — 1.3%
Bayerische Motoren Werke AG	3,723	345,305
BioNTech SE, ADR(a)(d)	1,419	122,318
Commerzbank AG	12,087	197,048
Deutsche Boerse AG	204	41,773
Deutsche Post AG, Registered	1,377	61,422
Deutsche Telekom AG, Registered	2,806	73,398
E.ON SE	17,697	248,167
Heidelberg Materials AG	459	47,818
Mercedes-Benz Group AG	3,570	235,993
Volkswagen AG	510	60,174
		1,433,416
Greece — 0.3%
FF Group(c)	165	—
Hellenic Telecommunications Organization SA	5,540	91,021
Motor Oil Hellas Corinth Refineries SA	1,431	36,476
National Bank of Greece SA	3,501	30,728
OPAP SA	4,463	77,813
Piraeus Financial Holdings SA	9,612	40,610
		276,648
Hong Kong — 0.1%
HK Electric Investments & HK Electric Investments Ltd., Class SS	51,000	34,535
Swire Properties Ltd.	30,600	48,327
WH Group Ltd.(b)	25,500	16,576
		99,438
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	8,276	64,507
India — 1.7%
ABB India Ltd.	1,071	101,216
AIA Engineering Ltd.	785	43,367
Security	Shares	Value
India (continued)
Bharat Electronics Ltd.	7,599	$28,754
Coal India Ltd.	24,480	153,120
CRISIL Ltd.	561	29,400
Hindustan Aeronautics Ltd., NVS	4,080	240,443
Indian Oil Corp. Ltd.	11,934	26,006
Mangalore Refinery & Petrochemicals Ltd.	5,671	14,977
Mazagon Dock Shipbuilders Ltd.	265	16,627
NLC India Ltd.	11,024	38,058
Oil & Natural Gas Corp. Ltd.	13,209	52,770
Oil India Ltd.	15,762	108,874
Power Finance Corp. Ltd.	40,902	273,026
Power Grid Corp. of India Ltd.	41,883	174,451
REC Ltd.	35,241	272,226
Tata Consultancy Services Ltd.	3,366	176,751
Tata Investment Corp. Ltd.	371	28,121
Wipro Ltd.	5,763	35,963
		1,814,150
Indonesia — 0.1%
Adaro Energy Indonesia Tbk PT	428,400	84,837
Sumber Alfaria Trijaya Tbk PT	387,600	67,699
		152,536
Ireland — 0.2%
AIB Group PLC	46,308	265,627
Israel — 0.4%
Bank Leumi Le-Israel BM	19,448	167,593
Bezeq The Israeli Telecommunication Corp. Ltd.	52,836	59,890
Check Point Software Technologies Ltd.(a)	459	84,204
Israel Corp Ltd.(d)	102	21,414
Israel Discount Bank Ltd., Class A	8,262	42,178
Phoenix Holdings Ltd. (The)(d)	5,400	52,178
		427,457
Italy — 0.8%
Banco BPM SpA	2,142	14,831
Brunello Cucinelli SpA	357	33,346
Enel SpA	14,342	102,390
Poste Italiane SpA(b)	5,916	80,088
Prysmian SpA	918	63,107
Snam SpA	33,303	159,143
Stellantis NV	13,005	216,716
Terna - Rete Elettrica Nazionale	10,558	87,919
UniCredit SpA	3,774	155,016
		912,556
Japan — 6.7%
Asics Corp.	20,400	332,935
BayCurrent Consulting Inc.	3,100	95,432
Capcom Co. Ltd.	5,100	108,956
Chubu Electric Power Co. Inc.	5,100	64,303
Daiichi Sankyo Co. Ltd.	5,100	207,711
Disco Corp.	300	100,319
Ebara Corp.	9,800	140,341
Fuji Electric Co. Ltd.	1,500	84,370
Hitachi Ltd.	5,000	108,033
Horiba Ltd.	1,500	118,718
Hoya Corp.	1,700	213,011
Internet Initiative Japan Inc.	5,100	86,249
Isetan Mitsukoshi Holdings Ltd.	5,100	101,466
ITOCHU Corp.	3,700	189,749
Japan Post Bank Co. Ltd.	5,100	53,071
Japan Post Insurance Co. Ltd.	5,100	104,996
Japan Real Estate Investment Corp.	41	142,209
Schedule of Investments
4

Schedule of Investments (continued)
July 31, 2024
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kamigumi Co. Ltd.	5,100	$116,310
KDX Realty Investment Corp.	51	52,580
Mazda Motor Corp.	5,100	43,990
Mitsubishi Heavy Industries Ltd.	15,300	183,387
Mitsubishi UFJ Financial Group Inc.	20,400	235,627
Mizuho Financial Group Inc.	15,300	349,760
MS&AD Insurance Group Holdings Inc.	5,100	120,230
Nintendo Co. Ltd.	3,200	176,827
Nippon Building Fund Inc.	44	169,807
Nippon Express Holdings Inc.	3,600	178,131
Nippon Telegraph & Telephone Corp.	209,100	222,841
Nissan Motor Co. Ltd.	56,100	178,068
Nomura Real Estate Holdings Inc.	5,100	142,569
Nomura Real Estate Master Fund Inc.	102	100,067
Nomura Research Institute Ltd.	5,100	157,446
ORIX Corp.	5,100	123,367
Osaka Gas Co. Ltd.	5,100	115,434
Persol Holdings Co. Ltd.	40,800	69,976
Recruit Holdings Co. Ltd.	3,000	172,030
Sankyo Co. Ltd.	5,100	56,630
Sanrio Co. Ltd.	6,600	140,127
Sanwa Holdings Corp.	5,100	109,243
SBI Holdings Inc.	5,100	132,568
SCREEN Holdings Co. Ltd.	1,800	152,531
Socionext Inc.	5,100	102,988
Sohgo Security Services Co. Ltd.	5,100	32,621
Sony Group Corp.	800	71,055
Sumitomo Mitsui Financial Group Inc.	1,500	108,319
TIS Inc.	5,100	109,249
Tokyo Electron Ltd.	500	104,624
Tokyo Gas Co. Ltd.	10,200	223,478
Tokyo Tatemono Co. Ltd.	5,100	88,968
Toppan Holdings Inc.	10,200	288,519
Toyota Motor Corp.	5,100	97,975
USS Co. Ltd.	10,200	91,999
Yakult Honsha Co. Ltd.	3,600	73,820
Yamato Kogyo Co. Ltd.	1,700	89,839
Zensho Holdings Co. Ltd.	3,600	146,534
		7,381,403
Malaysia — 0.2%
Petronas Gas Bhd	5,100	20,216
YTL Corp. Bhd	148,200	110,225
YTL Power International Bhd	63,400	64,464
		194,905
Mexico — 0.3%
Banco del Bajio SA(b)	25,500	75,990
Coca-Cola Femsa SAB de CV	10,200	92,556
Fomento Economico Mexicano SAB de CV	5,100	56,319
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,100	81,368
		306,233
Netherlands — 1.2%
Adyen NV(a)(b)	102	124,770
Akzo Nobel NV	204	12,614
ASM International NV	19	13,072
ASML Holding NV	612	569,877
ING Groep NV	1,428	25,920
Koninklijke Ahold Delhaize NV	14,127	455,104
Randstad NV	1,326	64,583
		1,265,940
New Zealand — 0.1%
Contact Energy Ltd.	5,610	28,380
Security	Shares	Value
New Zealand (continued)
Fletcher Building Ltd.	13,413	$24,906
Meridian Energy Ltd.	13,158	50,901
		104,187
Norway — 0.4%
DNB Bank ASA	5,304	109,581
Orkla ASA	13,821	116,642
Var Energi ASA	16,677	53,127
Yara International ASA	4,029	114,771
		394,121
Philippines — 0.1%
Bank of the Philippine Islands	10,200	21,195
Manila Electric Co.	3,570	23,851
Semirara Mining & Power Corp., Class A	30,600	17,534
		62,580
Poland — 0.2%
Bank Handlowy w Warszawie SA	212	5,200
Budimex SA	318	51,176
LPP SA	31	118,852
Orange Polska SA	15,555	31,166
PGE Polska Grupa Energetyczna SA(a)	24,429	44,978
		251,372
Portugal — 0.0%
Jeronimo Martins SGPS SA	1,428	24,959
Navigator Co. SA (The)	6,681	27,108
		52,067
Qatar — 0.1%
Mesaieed Petrochemical Holding Co.	126,684	58,077
Ooredoo QPSC	21,338	61,133
		119,210
Russia — 0.0%
Alrosa PJSC(a)(c)	59,760	7
PhosAgro PJSC(a)(c)	1,025	—
PhosAgro PJSC, GDR(a)(c)(e)	1	—
PhosAgro PJSC, New(a)(c)	20	—
United Co. RUSAL International PJSC(a)(c)	70,560	9
		16
Saudi Arabia — 0.4%
Elm Co.	714	174,127
Nahdi Medical Co.	1,122	39,726
Riyadh Cables Group Co.	1,211	31,567
SABIC Agri-Nutrients Co.	2,193	68,813
SAL Saudi Logistics Services	663	55,559
Saudi Electricity Co.	13,555	61,761
		431,553
Singapore — 0.4%
CapitaLand Ascendas REIT	5,100	10,412
Jardine Cycle & Carriage Ltd.	2,200	42,838
Sembcorp Industries Ltd.	25,500	91,177
STMicroelectronics NV , New	1,632	53,963
Wilmar International Ltd.	20,400	48,644
Yangzijiang Shipbuilding Holdings Ltd.	76,500	154,244
		401,278
South Africa — 0.4%
African Rainbow Minerals Ltd.	2,958	35,082
Anglo American Platinum Ltd.	1,632	63,347
Exxaro Resources Ltd.	5,406	57,920
Impala Platinum Holdings Ltd.	5,712	29,344
MTN Group Ltd.	9,639	41,825
NEPI Rockcastle NV	11,424	86,386
5
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Sasol Ltd.	13,005	$105,454
		419,358
South Korea — 2.8%
CJ Corp.	159	15,431
Coway Co. Ltd.	255	11,666
DB HiTek Co. Ltd.	264	10,514
DB Insurance Co. Ltd.	1,377	111,258
Doosan Bobcat Inc.	1,377	41,674
F&F Co. Ltd./New	265	11,179
GS Holdings Corp.	2,438	87,278
Hana Financial Group Inc.	6,630	314,116
Hankook Tire & Technology Co. Ltd.	2,067	67,499
Hanmi Science Co. Ltd.	816	18,511
Hanwha Aerospace Co. Ltd.	969	203,321
Hyundai Marine & Fire Insurance Co. Ltd.	2,091	55,025
Hyundai Motor Co.	663	120,832
Hyundai Rotem Co. Ltd.	2,091	74,540
KB Financial Group Inc.	4,182	270,350
KCC Corp.	153	36,929
Kia Corp.	3,264	267,833
Korea Investment Holdings Co. Ltd.	408	21,920
Kumho Petrochemical Co. Ltd.	612	62,076
LG Innotek Co. Ltd.	357	67,050
LG Uplus Corp.	2,385	17,444
LS Corp.	220	18,659
Samsung Biologics Co. Ltd.(a)(b)	102	69,981
Samsung C&T Corp.	159	18,110
Samsung Card Co. Ltd.	969	29,747
Samsung E&A Co. Ltd.(a)	1,428	29,828
Samsung Electronics Co. Ltd.	2,091	128,936
Samsung Fire & Marine Insurance Co. Ltd.	1,173	318,973
Samsung Life Insurance Co. Ltd.	714	50,391
Shinhan Financial Group Co. Ltd.	8,276	363,986
Woori Financial Group Inc.	12,750	146,755
		3,061,812
Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	30,396	318,587
Endesa SA	4,642	90,074
Iberdrola SA	2,677	35,358
Naturgy Energy Group SA	4,182	100,718
Repsol SA	22,695	323,697
Telefonica SA	7,440	33,698
		902,132
Sweden — 0.7%
Alfa Laval AB	3,060	135,301
Axfood AB	3,009	74,626
Epiroc AB, Class B	4,590	77,178
H & M Hennes & Mauritz AB, Class B	2,805	43,639
Investor AB, Class B	5,967	169,404
Kinnevik AB	6,936	58,155
Securitas AB, Class B	1,122	12,070
Skandinaviska Enskilda Banken AB, Class A	6,101	93,830
Spotify Technology SA(a)	51	17,541
SSAB AB, Class A	5,866	30,264
Svenska Handelsbanken AB, Class A	5,763	58,171
Telefonaktiebolaget LM Ericsson, Class B	2,550	17,533
Volvo AB, Class A	408	10,607
		798,319
Switzerland — 1.6%
ABB Ltd., Registered	510	28,308
Alcon Inc.	510	48,289
Security	Shares	Value
Switzerland (continued)
Cie. Financiere Richemont SA, Class A, Registered	816	$124,466
Julius Baer Group Ltd.	918	50,240
Kuehne + Nagel International AG, Registered	255	79,048
Nestle SA, Registered	1,938	196,305
Novartis AG, Registered	3,315	370,046
Roche Holding AG, NVS	918	297,211
SGS SA	714	78,064
Swiss Life Holding AG, Registered	31	23,737
UBS Group AG, Registered	12,750	386,334
Zurich Insurance Group AG	204	112,153
		1,794,201
Taiwan — 1.9%
AUO Corp.	51,000	27,846
Chicony Electronics Co. Ltd.	22,000	104,840
Fortune Electric Co. Ltd.	6,600	140,850
Gigabyte Technology Co. Ltd.	3,000	24,262
Global Unichip Corp.	3,000	107,985
King Slide Works Co. Ltd.	2,000	69,156
Lite-On Technology Corp.	17,000	51,991
MediaTek Inc.	1,000	38,085
Novatek Microelectronics Corp.	18,000	290,296
President Chain Store Corp.	12,000	101,643
Realtek Semiconductor Corp.	11,000	173,525
Ruentex Industries Ltd.	53,000	130,328
Taiwan Cooperative Financial Holding Co. Ltd.	102,000	83,638
Taiwan Semiconductor Manufacturing Co. Ltd.	22,000	641,768
Uni-President Enterprises Corp.	3,000	7,710
Wiwynn Corp.	1,000	63,384
Yuanta Financial Holding Co. Ltd.	2,040	2,047
		2,059,354
Thailand — 0.0%
PTT Exploration & Production PCL, NVDR	10,200	41,939
Turkey — 0.6%
Akbank TAS	48,501	90,653
Anadolu Efes Biracilik Ve Malt Sanayii A/S	5,916	47,721
Ford Otomotiv Sanayi AS	867	26,022
KOC Holding AS	31,059	201,728
Tofas Turk Otomobil Fabrikasi AS	3,570	30,183
Turk Traktor ve Ziraat Makineleri AS	714	16,698
Turkcell Iletisim Hizmetleri AS	32,895	104,890
Turkiye Garanti Bankasi AS	17,340	64,820
Yapi ve Kredi Bankasi A/S	85,374	77,852
		660,567
United Arab Emirates — 0.2%
Abu Dhabi Islamic Bank PJSC	24,786	82,733
Abu Dhabi National Oil Co. for Distribution PJSC	13,872	13,478
Dubai Electricity & Water Authority PJSC	76,203	49,378
Emaar Properties PJSC	8,160	19,173
Emirates NBD Bank PJSC	7,791	40,515
		205,277
United Kingdom — 3.1%
3i Group PLC	3,937	158,388
Anglo American PLC	3,573	108,320
AstraZeneca PLC	1,464	232,587
Aviva PLC	3,240	20,872
BAE Systems PLC	8,467	141,213
BP PLC	50,895	300,846
British American Tobacco PLC	1,138	40,377
Burberry Group PLC	10,200	102,080
Centrica PLC	153,918	262,426
Schedule of Investments
6

Schedule of Investments (continued)
July 31, 2024
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Coca-Cola HBC AG, Class DI	5,850	$213,466
Glencore PLC	15,351	85,180
GSK PLC	5,509	106,978
HSBC Holdings PLC	16,600	150,962
JD Sports Fashion PLC	67,247	113,771
Legal & General Group PLC	28,730	85,691
National Grid PLC	11,883	150,774
Next PLC	153	17,883
Pearson PLC	8,364	113,482
Rio Tinto PLC	3,519	228,851
Shell PLC	6,386	233,499
Tesco PLC	68,391	291,651
Vodafone Group PLC	134,742	126,085
Wise PLC, Class A(a)	10,047	92,509
WPP PLC	3,896	37,581
		3,415,472
United States — 60.2%
Abbott Laboratories	2,413	255,633
AbbVie Inc.	4,233	784,460
Accenture PLC, Class A	1,192	394,099
Adobe Inc.(a)	424	233,900
Advanced Micro Devices Inc.(a)	306	44,211
Aflac Inc.	1,941	185,133
Agilent Technologies Inc.	794	112,272
Airbnb Inc.(a)	1,989	277,585
Ally Financial Inc.	7,717	347,342
Alphabet Inc., Class C, NVS	16,373	2,834,985
Amazon.com Inc.(a)	11,220	2,097,916
Amdocs Ltd.	561	49,071
American Express Co.	896	226,724
Ameriprise Financial Inc.	1,071	460,605
Amgen Inc.	816	271,296
Apple Inc.	20,757	4,609,715
Applied Materials Inc.	2,091	443,710
Arista Networks Inc.(a)	693	240,159
AT&T Inc.	9,843	189,478
Atlassian Corp., NVS(a)	2,605	459,965
AutoZone Inc.(a)	153	479,455
Bank of America Corp.	5,304	213,804
Bank of New York Mellon Corp. (The)	1,530	99,557
Berkshire Hathaway Inc., Class B(a)	459	201,272
Best Buy Co. Inc.	5,073	438,916
Biogen Inc.(a)	158	33,686
BlackRock Inc.(f)	128	112,192
Booking Holdings Inc.	176	653,842
Bristol-Myers Squibb Co.	6,938	329,971
Broadcom Inc.	8,580	1,378,634
Builders FirstSource Inc.(a)	3,009	503,616
Cadence Design Systems Inc.(a)	2,296	614,547
Capital One Financial Corp.	2,169	328,387
Caterpillar Inc.	133	46,045
CDW Corp./DE	612	133,483
CF Industries Holdings Inc.	828	63,251
Charter Communications Inc., Class A(a)	153	58,097
Chevron Corp.	425	68,200
Cintas Corp.	647	494,269
Cisco Systems Inc.	4,776	231,397
Coca-Cola Co. (The)	3,009	200,821
ConocoPhillips	1,657	184,258
Costco Wholesale Corp.	622	511,284
Coupang Inc.(a)	2,499	51,854
Crowdstrike Holdings Inc., Class A(a)	816	189,279
Security	Shares	Value
United States (continued)
CSX Corp.	372	$13,057
CVS Health Corp.	2,063	124,461
Danaher Corp.	70	19,396
DaVita Inc.(a)	1,430	195,367
Deere & Co.	204	75,884
Dell Technologies Inc., Class C	2,550	289,884
Discover Financial Services	1,576	226,928
DocuSign Inc., Class A(a)	5,457	302,754
Dow Inc.	2,148	117,002
DTE Energy Co.	714	86,058
Dynatrace Inc.(a)	2,295	100,796
Eaton Corp. PLC	51	15,544
eBay Inc.	5,712	317,644
Electronic Arts Inc.	255	38,490
Elevance Health Inc.	867	461,270
Eli Lilly & Co.	1,071	861,373
Emerson Electric Co.	1,581	185,151
Estee Lauder Companies Inc. (The), Class A	938	93,434
Etsy Inc.(a)	3,359	218,805
Everest Group Ltd.	306	120,218
Exxon Mobil Corp.	2,245	266,235
Fair Isaac Corp.(a)	459	734,400
Ferguson PLC	2,036	453,315
Fidelity National Financial Inc.	3,880	214,991
Ford Motor Co.	2,079	22,495
Fortinet Inc.(a)	8,232	477,785
Fox Corp., Class A, NVS	5,305	201,802
Gartner Inc.(a)	784	392,933
GE HealthCare Technologies Inc., NVS(a)	1,611	136,339
General Motors Co.	1,632	72,330
Gilead Sciences Inc.	3,530	268,492
Globe Life Inc.	204	18,919
Goldman Sachs Group Inc. (The)	248	126,239
Hershey Co. (The)	887	175,165
Hewlett Packard Enterprise Co.	16,897	336,419
Hologic Inc.(a)	3,570	291,348
Home Depot Inc. (The)	1,942	714,967
HP Inc.	8,581	309,688
HubSpot Inc.(a)	286	142,151
Humana Inc.	563	203,586
IDEXX Laboratories Inc.(a)	179	85,225
International Business Machines Corp.	436	83,773
Interpublic Group of Companies Inc. (The)	4,036	129,838
Intuit Inc.	884	572,257
Johnson & Johnson	4,379	691,225
JPMorgan Chase & Co.	4,389	933,979
Keysight Technologies Inc.(a)	262	36,567
KLA Corp.	511	420,589
Kroger Co. (The)	8,161	444,775
Lam Research Corp.	326	300,324
Lennox International Inc.	756	441,126
Liberty Media Corp.-Liberty Formula One, NVS(a)	716	52,963
Linde PLC	459	208,157
Lowe's Companies Inc.	2,755	676,380
Lululemon Athletica Inc.(a)	255	65,958
LyondellBasell Industries NV, Class A	2,450	243,677
Marathon Oil Corp.	5,672	159,100
Marathon Petroleum Corp.	969	171,532
Masco Corp.	2,554	198,829
Mastercard Inc., Class A	1,145	530,948
Match Group Inc.(a)	1,377	52,519
McDonald's Corp.	2,071	549,643
7
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
McKesson Corp.	1,122	$692,296
Medtronic PLC	89	7,148
MercadoLibre Inc.(a)(d)	154	257,011
Merck & Co. Inc.	4,896	553,884
Meta Platforms Inc., Class A	2,676	1,270,645
Mettler-Toledo International Inc.(a)	357	543,008
Microsoft Corp.	10,914	4,565,872
Moderna Inc.(a)(d)	857	102,172
Molina Healthcare Inc.(a)	795	271,310
Mondelez International Inc., Class A	869	59,396
Moody's Corp.	71	32,410
Mosaic Co. (The)	1,063	31,646
Motorola Solutions Inc.	1,252	499,448
MSCI Inc., Class A	599	323,915
Nasdaq Inc.	918	62,130
NetApp Inc.	1,021	129,647
News Corp., Class B	2,839	80,883
Nike Inc., Class B	1,633	122,246
NiSource Inc.	1,224	38,250
Nucor Corp.	1,173	191,129
Nvidia Corp.	34,425	4,028,413
NVR Inc.(a)	25	215,187
Okta Inc.(a)	102	9,582
Omnicom Group Inc.	205	20,098
Oracle Corp.	2,758	384,603
O'Reilly Automotive Inc.(a)	312	351,418
PACCAR Inc.	100	9,866
Palo Alto Networks Inc.(a)	975	316,612
Parker-Hannifin Corp.	84	47,137
Paychex Inc.	306	39,174
PepsiCo Inc.	4,369	754,395
Pfizer Inc.	9,386	286,648
Philip Morris International Inc.	2,348	270,396
Principal Financial Group Inc.	1,302	106,126
Procore Technologies Inc.(a)	1,173	83,318
Procter & Gamble Co. (The)	4,794	770,683
Prologis Inc.	102	12,857
Public Storage	663	196,195
PulteGroup Inc.	1,887	249,084
Qorvo Inc.(a)	459	54,988
Qualcomm Inc.	2,390	432,471
Regency Centers Corp.	526	35,421
Regions Financial Corp.	3,395	75,946
S&P Global Inc.	563	272,903
Seagate Technology Holdings PLC	204	20,843
ServiceNow Inc.(a)	405	329,828
Simon Property Group Inc.	510	78,254
Sirius XM Holdings Inc.(d)	28,015	96,652
Starbucks Corp.	2,195	171,100
State Street Corp.	2,204	187,274
Steel Dynamics Inc.	2,346	312,534
Synchrony Financial	10,260	521,105
Synopsys Inc.(a)	472	263,527
Target Corp.	2,244	337,520
Tesla Inc.(a)	969	224,876
Texas Instruments Inc.	2,373	483,641
Thermo Fisher Scientific Inc.	714	437,925
TJX Companies Inc. (The)	563	63,630
Tractor Supply Co.	171	45,028
Trane Technologies PLC	1,155	386,093
Travelers Companies Inc. (The)	706	152,807
Uber Technologies Inc.(a)	153	9,864
Security	Shares	Value
United States (continued)
UiPath Inc.(a)	7,395	$89,997
Ulta Beauty Inc.(a)	102	37,219
Union Pacific Corp.	460	113,496
United Rentals Inc.	153	115,836
UnitedHealth Group Inc.	1,531	882,101
Valero Energy Corp.	612	98,973
Veeva Systems Inc., Class A(a)	51	9,788
Veralto Corp.	3,621	385,854
VeriSign Inc.(a)	102	19,075
Verizon Communications Inc.	2,754	111,592
Vertex Pharmaceuticals Inc.(a)	373	184,904
VICI Properties Inc., Class A	714	22,320
Visa Inc., Class A(d)	2,725	723,951
Vistra Corp.	1,887	149,488
Walmart Inc.	8,508	583,989
Wells Fargo & Co.	2,689	159,565
Weyerhaeuser Co.	513	16,293
WW Grainger Inc.	236	230,527
Yum! Brands Inc.	1,785	237,102
Zscaler Inc.(a)	603	108,148
		65,871,561
Total Common Stocks — 99.2% (Cost: $83,940,439)		108,639,503
Preferred Stocks
Brazil — 0.2%
Cia. Energetica de Minas Gerais, Preference Shares, NVS	43,074	82,704
Gerdau SA, Preference Shares, NVS	40,404	130,438
		213,142
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,734	65,742
Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	3,162	238,101
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(c)	145,100	17
Total Preferred Stocks — 0.5% (Cost: $814,256)		517,002
Total Long-Term Investments — 99.7% (Cost: $84,754,695)		109,156,505
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	1,240,931	1,241,428
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(f)(g)	180,000	180,000
Total Short-Term Securities — 1.3% (Cost: $1,421,528)		1,421,428
Total Investments — 101.0% (Cost: $86,176,223)		110,577,933
Liabilities in Excess of Other Assets — (1.0)%		(1,098,395)
Net Assets — 100.0%		$109,479,538
Schedule of Investments
8

Schedule of Investments (continued)
July 31, 2024
iShares® Global Equity Factor ETF

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,228,857	$12,578 (a)	$—	$(40)	$33	$1,241,428	1,240,931	$48,120 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	80,000 (a)	—	—	—	180,000	180,000	7,114	—
BlackRock Inc.	119,694	3,199	(28,655)	2,456	15,498	112,192	128	3,110	—
				$2,416	$15,531	$1,533,620		$58,344	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	2	09/20/24	$239	$5,055
MSCI Emerging Markets Index	1	09/20/24	55	(892)
				$4,163
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$5,055	$—	$—	$—	$5,055
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$892	$—	$—	$—	$892

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

9
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® Global Equity Factor ETF

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$10,830	$—	$—	$—	$10,830
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(12,680)	$—	$—	$—	$(12,680)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$295,496
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$71,716,552	$36,922,935	$16	$108,639,503
Preferred Stocks	278,884	238,101	17	517,002
Short-Term Securities
Money Market Funds	1,421,428	—	—	1,421,428
	$73,416,864	$37,161,036	$33	$110,577,933
Derivative Financial Instruments(a)
Assets
Equity Contracts	$5,055	$—	$—	$5,055
Liabilities
Equity Contracts	(892)	—	—	(892)
	$4,163	$—	$—	$4,163

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
10

Schedule of Investments
July 31, 2024
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.2%
ALS Ltd.	98,684	$999,099
ANZ Group Holdings Ltd.	69,918	1,330,193
Aristocrat Leisure Ltd.	41,426	1,475,350
ASX Ltd.	26,356	1,122,928
Aurizon Holdings Ltd.	1,590,853	3,878,931
BHP Group Ltd.	315,184	8,754,218
BlueScope Steel Ltd.	155,092	2,252,114
Brambles Ltd.	385,981	3,934,950
Coles Group Ltd.	73,790	874,535
Commonwealth Bank of Australia	34,352	3,095,462
CSL Ltd.	3,605	731,682
Fortescue Ltd.	236,631	2,944,359
JB Hi-Fi Ltd.	117,463	5,363,203
Lottery Corp. Ltd. (The)	907,524	2,957,223
Macquarie Group Ltd.	34,443	4,740,241
Metcash Ltd.	819,337	1,962,701
Mineral Resources Ltd.	17,428	623,274
New Hope Corp. Ltd.	553,868	1,766,389
Orora Ltd.	639,786	856,063
Pro Medicus Ltd.(a)	16,640	1,569,970
Rio Tinto Ltd.	77,723	5,972,398
South32 Ltd.	1,199,640	2,406,111
Stockland	826,509	2,496,396
Telix Pharmaceuticals Ltd.(b)	154,212	1,935,974
Telstra Group Ltd.	1,232,406	3,184,862
Ventia Services Group Pty Ltd.	424,532	1,222,248
Wesfarmers Ltd.	52,085	2,513,737
Whitehaven Coal Ltd.	893,523	4,510,913
Woodside Energy Group Ltd.	5,550	100,648
Woolworths Group Ltd.	118,841	2,681,430
Yancoal Australia Ltd., NVS	534,672	2,477,933
		80,735,535
Austria — 0.8%
Andritz AG	27,166	1,740,261
BAWAG Group AG(c)	16,504	1,205,286
OMV AG	59,517	2,490,197
Raiffeisen Bank International AG	78,585	1,532,040
Verbund AG	12,760	1,024,572
Wienerberger AG	41,931	1,486,643
		9,478,999
Belgium — 0.6%
Ageas SA/NV	76,095	3,632,868
KBC Group NV	2,653	205,199
Syensqo SA	28,559	2,525,409
		6,363,476
Canada — 5.9%
Bank of Montreal	18,197	1,534,814
BCE Inc.	16,194	546,232
Brookfield Asset Management Ltd.	15,084	658,358
Canadian National Railway Co.	3,268	378,318
Canadian Natural Resources Ltd.	101,264	3,595,380
CGI Inc.(b)	75,877	8,651,951
Constellation Software Inc./Canada	1,903	6,004,433
Dollarama Inc.	31,698	2,971,551
Fairfax Financial Holdings Ltd.	851	1,003,603
Loblaw Companies Ltd.	69,773	8,603,812
Magna International Inc.	14,649	650,088
Manulife Financial Corp.	122,195	3,255,229
Nutrien Ltd.	58,876	3,019,599
Royal Bank of Canada	95,756	10,700,203
Security	Shares	Value
Canada (continued)
Sun Life Financial Inc.	4,857	$241,117
Suncor Energy Inc.	67,374	2,690,763
Thomson Reuters Corp.	52,206	8,460,575
Toronto-Dominion Bank (The)	51,147	3,020,327
		65,986,353
China — 0.1%
HUTCHMED China Ltd.(b)	342,500	1,324,491
Denmark — 3.8%
AP Moller - Maersk A/S, Class B, NVS	362	598,870
Carlsberg A/S, Class B	12,088	1,459,710
Coloplast A/S, Class B	7,340	954,204
ISS A/S	152,690	2,790,953
Jyske Bank A/S, Registered	4,450	362,777
Novo Nordisk A/S, Class B	220,016	29,150,554
Pandora A/S	29,589	4,638,174
Sydbank A/S	55,942	3,015,960
		42,971,202
Finland — 1.7%
Cargotec OYJ, Class B	39,424	2,009,544
Kemira OYJ	92,004	2,081,041
Kesko OYJ, Class B	75,034	1,357,267
Kone OYJ, Class B	16,724	854,004
Konecranes OYJ	54,285	3,791,986
Nokia OYJ	95,542	375,471
Nordea Bank Abp	520,571	6,091,584
Orion OYJ, Class B	47,383	2,177,872
		18,738,769
France — 8.6%
Air Liquide SA	9,043	1,649,972
AXA SA	4,170	146,408
BNP Paribas SA	31,076	2,129,132
Bouygues SA	84,413	2,914,443
Capgemini SE	7,557	1,500,242
Carrefour SA	132,344	1,974,206
Christian Dior SE, NVS	4,886	3,212,583
Cie. de Saint-Gobain SA	53,190	4,562,943
Credit Agricole SA	344,925	5,234,397
Danone SA	1,900	123,434
Dassault Systemes SE	46,597	1,766,435
Edenred SE	5,376	223,850
Eiffage SA	24,932	2,481,275
Engie SA	146,119	2,297,014
EssilorLuxottica SA	3,273	748,992
Hermes International SCA	1,350	2,950,202
Kering SA	5,117	1,571,624
Klepierre SA	11,937	341,811
La Francaise des Jeux SAEM(c)	98,520	3,822,451
Legrand SA	10,599	1,145,189
L'Oreal SA	17,868	7,726,971
LVMH Moet Hennessy Louis Vuitton SE	14,610	10,305,342
Pernod Ricard SA	5,568	745,038
Publicis Groupe SA	52,110	5,440,098
Renault SA	11,623	563,275
Rexel SA	67,864	1,724,213
Sanofi SA	50,106	5,165,552
Schneider Electric SE	22,806	5,497,048
SES SA, Class A	157,739	852,932
Societe Generale SA	99,131	2,571,157
Sodexo SA	1,632	154,562
TotalEnergies SE	140,557	9,482,859
11
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Unibail-Rodamco-Westfield, New	50,890	$3,805,616
Vinci SA	17,072	1,948,221
		96,779,487
Germany — 5.3%
Allianz SE, Registered	14,823	4,175,126
BASF SE	19,994	930,863
Bayerische Motoren Werke AG	55,160	5,116,042
Commerzbank AG	186,901	3,046,948
Deutsche Bank AG, Registered	29,334	456,598
Deutsche Boerse AG	15,843	3,244,146
Deutsche Post AG, Registered	55,895	2,493,226
Deutsche Telekom AG, Registered	156,682	4,098,407
E.ON SE	201,768	2,829,417
GEA Group AG	46,512	2,053,759
Hannover Rueck SE	607	150,712
Heidelberg Materials AG	19,424	2,023,576
HOCHTIEF AG	14,418	1,714,170
Hugo Boss AG(a)	36,128	1,435,744
Mercedes-Benz Group AG	83,827	5,541,335
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	7,567	3,726,935
Qiagen NV, NVS	23,869	1,062,026
SAP SE	46,444	9,819,201
Siemens AG, Registered	28,498	5,217,898
Wacker Chemie AG	8,440	843,569
		59,979,698
Hong Kong — 1.4%
AIA Group Ltd.	538,400	3,601,280
CK Asset Holdings Ltd.	354,000	1,352,659
CK Hutchison Holdings Ltd.	234,500	1,225,053
HKT Trust & HKT Ltd., Class SS	165,000	199,842
Hong Kong Exchanges & Clearing Ltd.	49,000	1,445,354
Hongkong Land Holdings Ltd.(a)	146,500	473,138
Jardine Matheson Holdings Ltd.	80,100	2,821,838
PCCW Ltd.	819,000	424,631
Swire Properties Ltd.(a)	825,000	1,302,947
WH Group Ltd.(c)	3,028,500	1,968,657
Wharf Real Estate Investment Co. Ltd.	220,000	540,852
		15,356,251
Ireland — 0.8%
AIB Group PLC	1,171,740	6,721,200
Bank of Ireland Group PLC	173,600	1,966,009
		8,687,209
Italy — 3.7%
A2A SpA	1,687,288	3,573,794
Banca Monte dei Paschi di Siena SpA	778,393	4,247,580
Banco BPM SpA	71,568	495,513
BPER Banca SpA	731,328	4,279,023
Brunello Cucinelli SpA	11,817	1,103,793
Enel SpA	343,770	2,454,234
Eni SpA	254,925	4,078,747
Generali	15,175	392,775
Hera SpA	81,650	298,757
Intesa Sanpaolo SpA	471,194	1,913,440
Italgas SpA	277,528	1,483,988
Iveco Group NV	189,690	1,947,951
Mediobanca Banca di Credito Finanziario SpA	53,201	863,625
Poste Italiane SpA(c)	85,911	1,163,024
Prysmian SpA	45,818	3,149,735
Snam SpA	402,301	1,922,446
Stellantis NV	131,347	2,188,774
Security	Shares	Value
Italy (continued)
Terna - Rete Elettrica Nazionale	144,208	$1,200,856
UniCredit SpA	133,504	5,483,637
		42,241,692
Japan — 24.8%
77 Bank Ltd. (The)	25,700	802,333
Advance Residence Investment Corp.	215	451,064
Ajinomoto Co. Inc.	34,200	1,408,535
Amada Co. Ltd.	75,400	885,492
Asics Corp.	258,800	4,223,701
Astellas Pharma Inc.	186,100	2,158,378
BayCurrent Consulting Inc.	9,000	277,061
BIPROGY Inc.	64,400	2,110,294
Canon Inc.	28,400	888,968
Capcom Co. Ltd.	128,600	2,747,400
Chubu Electric Power Co. Inc.	27,700	349,256
Chugai Pharmaceutical Co. Ltd.	53,600	2,339,237
Coca-Cola Bottlers Japan Holdings Inc.	166,700	2,485,950
Dai Nippon Printing Co. Ltd.	42,500	1,398,174
Daicel Corp.	146,000	1,419,236
Dai-ichi Life Holdings Inc.	78,800	2,402,635
Daiichi Sankyo Co. Ltd.	135,700	5,526,744
Daiwa Securities Group Inc.	240,000	1,981,462
Dentsu Group Inc.	24,200	639,926
Dexerials Corp.	35,900	1,723,512
Disco Corp.	9,500	3,176,767
DMG Mori Co. Ltd.	36,900	938,903
Ebara Corp.	134,800	1,930,405
Fast Retailing Co. Ltd.	11,400	3,142,396
Fuji Electric Co. Ltd.	12,600	708,711
FUJIFILM Holdings Corp.	90,600	2,154,099
Fujikura Ltd.	150,200	3,009,049
Fujitsu Ltd.	113,700	2,064,810
GMO Payment Gateway Inc.	7,400	424,200
Goldwin Inc.(a)	9,000	554,291
Gunma Bank Ltd. (The)	18,200	123,470
Hachijuni Bank Ltd. (The)	367,800	2,621,529
Hirose Electric Co. Ltd.	6,100	763,743
Hitachi Ltd.	267,400	5,777,622
Hokkaido Electric Power Co. Inc.	237,000	1,611,570
Honda Motor Co. Ltd.	306,300	3,272,684
Horiba Ltd.	1,700	134,547
Hoya Corp.	27,300	3,420,710
Internet Initiative Japan Inc.	150,500	2,545,188
Isetan Mitsukoshi Holdings Ltd.	44,100	877,383
ITOCHU Corp.	114,000	5,846,311
Japan Post Bank Co. Ltd.	225,500	2,346,591
Japan Post Holdings Co. Ltd.	130,000	1,376,759
Japan Post Insurance Co. Ltd.	197,500	4,066,038
Japan Real Estate Investment Corp.	1,105	3,832,700
Japan Tobacco Inc.	5,700	167,723
Kamigumi Co. Ltd.	107,900	2,460,748
KDDI Corp.	8,300	249,747
Keyence Corp.	7,100	3,104,547
Kikkoman Corp.	30,000	375,418
Kirin Holdings Co. Ltd.	12,700	179,547
Konami Group Corp.	9,000	677,156
Kyudenko Corp.	59,100	2,722,206
LaSalle Logiport REIT	1,391	1,372,406
Macnica Holdings Inc.	32,900	1,327,781
Marubeni Corp.	69,400	1,306,091
Maruichi Steel Tube Ltd.	80,900	1,971,465
Mazda Motor Corp.	110,800	955,696
Schedule of Investments
12

Schedule of Investments (continued)
July 31, 2024
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mitsubishi Corp.	95,400	$1,970,206
Mitsubishi Estate Co. Ltd.	85,800	1,462,369
Mitsubishi Gas Chemical Co. Inc.	16,900	319,495
Mitsubishi Heavy Industries Ltd.	392,400	4,703,336
Mitsubishi Logistics Corp.	23,000	804,513
Mitsubishi UFJ Financial Group Inc.	595,400	6,877,079
Mitsui & Co. Ltd.	126,200	2,928,330
Mitsui Fudosan Co. Ltd.	9,000	93,239
Mizuho Financial Group Inc.	262,500	6,000,788
MS&AD Insurance Group Holdings Inc.	209,800	4,945,938
Nihon Kohden Corp.	20,200	311,270
Nintendo Co. Ltd.	111,800	6,177,888
Nippon Express Holdings Inc.	75,600	3,740,753
Nippon Gas Co. Ltd.	125,700	1,959,404
Nippon Telegraph & Telephone Corp.	6,515,000	6,943,121
Nishi-Nippon Financial Holdings Inc.	160,000	2,178,512
Nissan Chemical Corp.	44,200	1,426,155
Nissan Motor Co. Ltd.	672,300	2,133,964
Nissin Foods Holdings Co. Ltd.	30,300	900,903
Nitto Denko Corp.	19,300	1,675,886
NOF Corp.	29,900	428,481
Nomura Holdings Inc.	163,600	1,008,693
Nomura Real Estate Holdings Inc.	116,100	3,245,541
Nomura Real Estate Master Fund Inc.	76	74,560
Nomura Research Institute Ltd.	112,800	3,482,327
Olympus Corp.	34,100	588,705
ORIX Corp.	94,200	2,278,664
Otsuka Corp.	45,800	1,015,284
Panasonic Holdings Corp.	66,800	547,171
Persol Holdings Co. Ltd.	671,200	1,151,178
Recruit Holdings Co. Ltd.	81,700	4,684,947
Sankyo Co. Ltd.	212,900	2,364,036
Sanrio Co. Ltd.	99,600	2,114,638
Sanwa Holdings Corp.	132,800	2,844,607
SBI Holdings Inc.	119,900	3,116,637
SCREEN Holdings Co. Ltd.	27,300	2,313,394
SCSK Corp.	77,500	1,525,813
Sega Sammy Holdings Inc.	62,800	1,016,975
Seiko Epson Corp.	27,200	470,843
Sekisui House Ltd.	88,400	2,214,979
Sekisui House REIT Inc.	900	475,573
Shimadzu Corp.	20,600	607,582
Shimamura Co. Ltd.	23,500	1,151,757
Shin-Etsu Chemical Co. Ltd.	33,200	1,475,098
Shionogi & Co. Ltd.	9,000	395,902
SHO-BOND Holdings Co. Ltd.	50,500	1,944,884
SMC Corp.	300	145,970
Socionext Inc.	40,700	821,881
SoftBank Corp.	15,500	202,194
Sohgo Security Services Co. Ltd.	422,800	2,704,360
Sompo Holdings Inc.	108,900	2,483,129
Sony Group Corp.	51,700	4,591,921
Sumitomo Heavy Industries Ltd.	8,500	228,270
Sumitomo Mitsui Financial Group Inc.	70,200	5,069,347
Sumitomo Mitsui Trust Holdings Inc.	14,100	356,403
Sumitomo Realty & Development Co. Ltd.	10,600	350,359
Suntory Beverage & Food Ltd.	2,900	104,157
Takashimaya Co. Ltd.	39,800	737,018
Takeda Pharmaceutical Co. Ltd.	67,800	1,903,435
TIS Inc.	90,100	1,930,071
Toho Gas Co. Ltd.	51,700	1,596,821
Tokio Marine Holdings Inc.	139,600	5,476,942
Security	Shares	Value
Japan (continued)
Tokyo Electron Ltd.	19,700	$4,122,173
Tokyo Gas Co. Ltd.	160,000	3,505,540
Tokyo Ohka Kogyo Co. Ltd.	28,600	736,159
Tokyo Tatemono Co. Ltd.	181,700	3,169,685
Toppan Holdings Inc.	118,300	3,346,251
Toyota Motor Corp.	559,500	10,748,417
Trend Micro Inc./Japan	19,700	944,270
USS Co. Ltd.	451,800	4,075,013
Yakult Honsha Co. Ltd.	45,600	935,047
Yamaguchi Financial Group Inc.	145,300	1,806,214
Yamato Kogyo Co. Ltd.	50,800	2,684,610
Yamazaki Baking Co. Ltd.	44,700	1,105,232
Zensho Holdings Co. Ltd.	67,300	2,739,365
		278,522,037
Netherlands — 4.7%
ABN AMRO Bank NV, CVA(c)	180,946	3,158,747
Adyen NV(b)(c)	2,040	2,495,406
Akzo Nobel NV	24,644	1,523,793
ASM International NV	3,869	2,661,953
ASML Holding NV	23,581	21,957,951
BE Semiconductor Industries NV	13,456	1,733,464
Fugro NV	60,427	1,613,883
ING Groep NV	190,507	3,457,882
Koninklijke Ahold Delhaize NV	211,703	6,820,052
Koninklijke KPN NV	251,336	990,310
NN Group NV	4,331	217,348
OCI NV	117,092	2,821,962
Randstad NV	34,605	1,685,435
Signify NV(c)	55,598	1,376,294
		52,514,480
New Zealand — 0.5%
Contact Energy Ltd.	76,613	387,568
Fisher & Paykel Healthcare Corp. Ltd.	15,773	304,495
Fletcher Building Ltd.(a)	829,060	1,539,455
Meridian Energy Ltd.	700,105	2,708,338
Spark New Zealand Ltd.	198,734	510,743
		5,450,599
Norway — 0.9%
DNB Bank ASA	100,534	2,077,036
Equinor ASA	34,391	910,680
Norsk Hydro ASA	326,112	1,808,897
Orkla ASA	287,612	2,427,299
Yara International ASA	91,266	2,599,835
		9,823,747
Poland — 0.1%
LPP SA	412	1,579,585
Portugal — 0.1%
Galp Energia SGPS SA	6,948	146,092
Jeronimo Martins SGPS SA	49,754	869,617
		1,015,709
Singapore — 1.9%
ComfortDelGro Corp. Ltd.	2,094,400	2,197,268
Jardine Cycle & Carriage Ltd.(a)	48,500	944,386
NetLink NBN Trust	3,035,100	1,930,003
Oversea-Chinese Banking Corp. Ltd.	200,700	2,233,920
Sembcorp Industries Ltd.	960,700	3,435,049
Singapore Technologies Engineering Ltd.	213,100	705,527
STMicroelectronics NV , New	37,541	1,241,303
United Overseas Bank Ltd.	118,700	2,878,318
Wilmar International Ltd.	1,048,300	2,499,707
13
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Yangzijiang Shipbuilding Holdings Ltd.(a)	1,436,600	$2,896,559
		20,962,040
Spain — 2.6%
Acciona SA(a)	21,160	2,743,257
ACS Actividades de Construccion y Servicios SA	4,067	181,700
Banco Bilbao Vizcaya Argentaria SA	601,236	6,301,682
Banco de Sabadell SA	2,138,453	4,512,659
Banco Santander SA	174,212	840,424
Bankinter SA	25,778	220,181
CaixaBank SA	61,155	356,671
Endesa SA	97,606	1,893,966
Iberdrola SA	228,326	3,015,774
Industria de Diseno Textil SA	54,991	2,671,950
Naturgy Energy Group SA	15,312	368,771
Redeia Corp. SA	6,608	117,324
Repsol SA	318,705	4,545,664
Telefonica SA	416,194	1,885,042
		29,655,065
Sweden — 2.4%
Alfa Laval AB	51,199	2,263,817
Assa Abloy AB, Class B	16,323	497,106
Axfood AB	74,093	1,837,588
H & M Hennes & Mauritz AB, Class B	164,493	2,559,090
Hemnet Group AB	78,438	2,898,980
Husqvarna AB, Class B	84,739	572,255
Investor AB, Class B	223,731	6,351,749
Kinnevik AB	186,997	1,567,881
Sandvik AB	26,308	538,573
Skandinaviska Enskilda Banken AB, Class A	148,591	2,285,253
SSAB AB, Class B	337,047	1,708,392
Svenska Handelsbanken AB, Class A	49,610	500,757
Telefonaktiebolaget LM Ericsson, Class B	109,700	754,282
Telia Co. AB	80,412	233,707
Thule Group AB(c)	6,586	182,085
Volvo AB, Class B	95,544	2,438,355
		27,189,870
Switzerland — 8.0%
ABB Ltd., Registered	70,633	3,920,598
Adecco Group AG, Registered	22,920	780,158
Alcon Inc.	34,077	3,226,565
Bucher Industries AG, Registered	6,923	2,804,708
Cie. Financiere Richemont SA, Class A, Registered	39,140	5,970,076
Julius Baer Group Ltd.	18,255	999,053
Kuehne + Nagel International AG, Registered	12,382	3,838,304
Logitech International SA, Registered	5,651	509,020
Nestle SA, Registered	154,439	15,643,527
Novartis AG, Registered	140,676	15,703,356
PSP Swiss Property AG, Registered	15,375	2,054,576
Roche Holding AG, NVS	36,560	11,836,643
SGS SA	54,021	5,906,293
Sonova Holding AG, Registered	801	245,535
Straumann Holding AG	5,418	698,660
Swiss Life Holding AG, Registered	200	153,143
Swiss Re AG	12,639	1,558,178
Swisscom AG, Registered	253	154,847
Swissquote Group Holding SA, Registered	3,429	1,093,670
UBS Group AG, Registered	281,393	8,526,397
Zurich Insurance Group AG	8,952	4,921,542
		90,544,849
United Kingdom — 13.0%
3i Group PLC	98,618	3,967,472
Security	Shares	Value
United Kingdom (continued)
abrdn PLC	63,630	$139,158
Anglo American PLC	74,842	2,268,934
AstraZeneca PLC	72,407	11,503,356
B&M European Value Retail SA	345,538	2,080,821
BAE Systems PLC	192,260	3,206,532
Balfour Beatty PLC	587,564	3,181,505
Barclays PLC	548,085	1,638,942
Barratt Developments PLC	42,423	287,072
BP PLC	1,064,798	6,294,139
British American Tobacco PLC	40,869	1,450,074
Bunzl PLC	9,986	418,407
Burberry Group PLC	259,437	2,596,398
Centrica PLC	2,176,706	3,711,227
Coca-Cola HBC AG, Class DI	149,134	5,441,887
Compass Group PLC	3,094	95,280
Computacenter PLC	20,202	699,515
Darktrace PLC(b)	258,546	1,966,278
Diageo PLC	116,922	3,638,024
Drax Group PLC	65,764	550,091
Glencore PLC	749,019	4,156,185
Grafton Group PLC	154,241	2,148,776
Greggs PLC	64,103	2,581,529
GSK PLC	268,730	5,218,409
Howden Joinery Group PLC	146,354	1,769,448
HSBC Holdings PLC	730,145	6,640,014
IG Group Holdings PLC	33,626	406,091
IMI PLC	95,876	2,335,244
Imperial Brands PLC	23,340	643,293
Inchcape PLC	323,957	3,523,176
InterContinental Hotels Group PLC	13,840	1,394,319
Intermediate Capital Group PLC	84,548	2,386,514
International Distributions Services PLC(b)	532,083	2,360,802
Investec PLC	448,708	3,552,883
JD Sports Fashion PLC	685,655	1,160,022
Kingfisher PLC	683,214	2,428,914
Land Securities Group PLC	53,397	436,649
Legal & General Group PLC	452,816	1,350,581
Lloyds Banking Group PLC	1,137,656	869,112
M&G PLC	151,196	412,863
Man Group PLC/Jersey	1,189,841	3,745,958
Marks & Spencer Group PLC	241,261	1,018,978
National Grid PLC	196,935	2,498,746
Next PLC	22,374	2,615,066
Pearson PLC	85,651	1,162,110
Reckitt Benckiser Group PLC	22,282	1,198,630
Rightmove PLC	206,687	1,535,654
Rio Tinto PLC	65,734	4,274,872
Sage Group PLC (The)	176,476	2,466,879
Serco Group PLC	129,835	319,036
Shell PLC	290,707	10,629,451
Softcat PLC	44,116	922,947
Spectris PLC	4,708	184,682
Tesco PLC	895,156	3,817,366
Unilever PLC	58,289	3,582,132
Vodafone Group PLC	1,827,850	1,710,410
Wise PLC, Class A(b)	142,866	1,315,451
WPP PLC	211,466	2,039,817
		145,948,121
Total Common Stocks — 98.9% (Cost: $961,451,260)		1,111,849,264
Schedule of Investments
14

Schedule of Investments (continued)
July 31, 2024
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Germany — 0.6%
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	72,168	$5,434,301
Volkswagen AG, Preference Shares, NVS	11,301	1,261,225
		6,695,526
Total Preferred Stocks — 0.6% (Cost: $8,901,347)		6,695,526
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	1,793	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.5% (Cost: $970,352,607)		1,118,544,790
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	6,314,500	6,317,026
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(e)(f)	150,000	$150,000
Total Short-Term Securities — 0.6% (Cost: $6,466,449)		6,467,026
Total Investments — 100.1% (Cost: $976,819,056)		1,125,011,816
Liabilities in Excess of Other Assets — (0.1)%		(673,926)
Net Assets — 100.0%		$1,124,337,890

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$847,379	$5,468,503 (a)	$—	$956	$188	$6,317,026	6,314,500	$33,650 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	30,000 (a)	—	—	—	150,000	150,000	33,000	—
				$956	$188	$6,467,026		$66,650	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	7	09/12/24	$1,294	$8,235
SPI 200 Index	6	09/19/24	793	34,855
Euro STOXX 50 Index	37	09/20/24	1,962	(10,063)
FTSE 100 Index	12	09/20/24	1,290	22,670
				$55,697
15
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® International Equity Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$65,760	$—	$—	$—	$65,760
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$10,063	$—	$—	$—	$10,063

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$775,538	$—	$—	$—	$775,538
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(107,663)	$—	$—	$—	$(107,663)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$6,808,273
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$89,570,913	$1,022,278,351	$—	$1,111,849,264
Preferred Stocks	—	6,695,526	—	6,695,526
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	6,467,026	—	—	6,467,026
	$96,037,939	$1,028,973,877	$—	$1,125,011,816
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$65,760	$—	$65,760
Schedule of Investments
16

Schedule of Investments (continued)
July 31, 2024
iShares® International Equity Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$—	$(10,063)	$—	$(10,063)
	$—	$55,697	$—	$55,697

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
17
2024 iShares Annual Financial Statements

Schedule of Investments
July 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.0%
Accent Group Ltd.	134,145	$192,590
Adairs Ltd.(a)	349,140	501,596
Alkane Resources Ltd.(a)(b)	136,620	39,037
Amotiv Ltd.	31,358	222,696
AMP Ltd.	126,885	98,570
Ansell Ltd.	3,135	56,129
APM Human Services International Ltd.	527,003	492,202
ARN Media Ltd., NVS(a)	195,360	87,254
BWP Trust	109,065	255,837
Cettire Ltd.(a)(b)	757,680	660,112
Champion Iron Ltd.	56,595	232,564
Clinuvel Pharmaceuticals Ltd.	21,450	210,024
Coast Entertainment Holdings Ltd., NVS(b)	1,328,580	438,757
Collins Foods Ltd.	54,285	326,226
Data#3 Ltd.	65,835	380,993
Deterra Royalties Ltd.	402,435	1,052,158
Domain Holdings Australia Ltd.	263,505	556,269
Domino's Pizza Enterprises Ltd.	3,465	74,526
Downer EDI Ltd.	135,630	442,699
Eagers Automotive Ltd.	12,540	87,424
Elanor Commercial Property Fund(a)	718,905	314,986
Elders Ltd.	46,035	286,927
FleetPartners Group Ltd., NVS(b)	404,415	905,137
GR Engineering Services Ltd.	373,560	482,507
GrainCorp Ltd., Class A	308,715	1,824,017
Growthpoint Properties Australia Ltd.	81,675	124,792
GWA Group Ltd.	503,085	875,351
Healius Ltd.(b)	1,238,985	1,225,773
Helia Group Ltd.	525,360	1,372,957
HomeCo Daily Needs REIT	632,704	527,285
Iluka Resources Ltd.	170,775	679,405
Inghams Group Ltd.	308,055	759,446
Jumbo Interactive Ltd.	10,725	114,761
Karoon Energy Ltd.(b)	299,970	363,762
Kogan.com Ltd.	56,925	168,427
Lovisa Holdings Ltd.	9,900	227,039
Macmahon Holdings Ltd.	4,309,470	789,090
McMillan Shakespeare Ltd.	88,110	1,033,949
Metcash Ltd.	220,441	528,061
Meteoric Resources NL(a)(b)	464,145	30,600
Mount Gibson Iron Ltd.(b)	2,134,110	496,789
Myer Holdings Ltd.	2,003,595	1,093,437
Neuren Pharmaceuticals Ltd., NVS(b)	41,250	522,840
New Hope Corp. Ltd.	298,650	952,451
nib holdings Ltd.	24,585	121,050
Nick Scali Ltd.	80,850	833,154
Nine Entertainment Co. Holdings Ltd.	352,110	335,330
NRW Holdings Ltd.	464,805	1,017,984
OFX Group Ltd.(a)(b)	116,160	175,474
Orora Ltd.	231,825	310,192
Perenti Ltd.	286,110	196,973
Perseus Mining Ltd.	98,010	163,303
PEXA Group Ltd.(b)	75,900	688,745
Playside Studios Ltd.(b)	241,725	118,878
PolyNovo Ltd.(a)(b)	122,265	215,557
Region RE Ltd.	250,965	373,690
Regis Resources Ltd.(b)	87,945	97,035
Reliance Worldwide Corp. Ltd.	55,110	185,766
RPMGlobal Holdings Ltd.(b)	228,030	411,036
Sandfire Resources Ltd.(b)	282,150	1,611,536
Security	Shares	Value
Australia (continued)
Sigma Healthcare Ltd.	379,500	$323,342
Sims Ltd.	149,490	998,063
Southern Cross Media Group Ltd.	757,020	329,210
Stanmore Resources Ltd.	413,655	1,007,237
Steadfast Group Ltd.	114,345	485,382
Super Retail Group Ltd.	139,920	1,465,761
Tabcorp Holdings Ltd.	2,818,860	1,192,712
Telix Pharmaceuticals Ltd.(b)	91,575	1,149,630
Temple & Webster Group Ltd.(b)	9,405	60,213
Terracom Ltd.	2,527,635	323,779
Tuas Ltd.(b)	198,000	582,926
Ventia Services Group Pty Ltd.	328,350	945,335
Waypoint REIT Ltd.	569,745	946,247
		38,772,992
Austria — 0.4%
Immofinanz AG(b)	11,880	352,471
Oesterreichische Post AG	9,405	310,446
Porr AG	58,410	888,932
Semperit AG Holding	12,870	149,314
Zumtobel Group AG	43,725	268,785
		1,969,948
Belgium — 0.7%
Bekaert SA	10,395	425,641
bpost SA	150,315	429,471
Deceuninck NV	22,440	59,913
Deme Group NV	1,485	267,464
Fluxys Belgium SA	9,405	158,615
Ion Beam Applications(a)	61,215	849,324
Proximus SADP	70,950	513,119
Solvay SA	33,495	1,179,175
		3,882,722
Canada — 9.8%
ADENTRA Inc.	4,290	135,693
Advantage Energy Ltd.(a)(b)	36,795	256,644
AGF Management Ltd., Class B, NVS	41,085	244,608
Alamos Gold Inc., Class A	12,375	210,903
Andlauer Healthcare Group Inc.	12,540	371,845
Artis REIT	119,790	584,786
Atco Ltd., Class I, NVS	18,645	578,398
AtkinsRealis Group Inc.	14,025	604,213
ATS Corp.(b)	15,840	476,009
AutoCanada Inc.(b)	6,270	87,285
Baytex Energy Corp.	185,625	689,716
Bird Construction Inc.	18,480	346,538
BlackBerry Ltd.(b)	92,565	223,258
Boardwalk REIT	9,405	531,337
Bombardier Inc., Class B(b)	7,755	523,385
BRP Inc.	17,490	1,267,175
Canacol Energy Ltd.	25,355	80,988
Canfor Corp.(b)	62,700	719,348
Capital Power Corp.	12,375	382,458
Cascades Inc.	74,910	527,921
Celestica Inc., NVS(b)	49,170	2,578,785
Centerra Gold Inc.	95,700	641,859
Chemtrade Logistics Income Fund	78,375	536,446
Choice Properties REIT	19,140	192,142
CI Financial Corp.	158,400	1,914,820
Cogeco Communications Inc.	8,910	408,505
Cogeco Inc.	13,200	523,067
Colliers International Group Inc.	7,784	1,049,049
Computer Modelling Group Ltd.	21,120	212,018
Schedule of Investments
18

Schedule of Investments (continued)
July 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Corus Entertainment Inc., Class B, NVS	494,435	$37,602
CT REIT	185,460	1,934,324
Definity Financial Corp.	34,155	1,187,935
Docebo Inc.(b)	26,235	1,047,386
Dream Office REIT, NVS(a)	28,631	388,410
Dundee Precious Metals Inc.	79,695	673,625
Eldorado Gold Corp.(b)	32,670	553,945
Ensign Energy Services Inc.(b)	193,380	359,966
EQB Inc.	5,280	368,546
Filo Corp., NVS(a)(b)	29,700	687,296
Finning International Inc.	67,485	1,934,148
First Capital Real Estate Investment Trust	49,500	586,908
Frontera Energy Corp.	94,380	531,150
Gibson Energy Inc.	38,445	628,196
H&R Real Estate Investment Trust	49,170	342,247
Hammond Power Solutions Inc.(a)	8,415	727,372
Hudbay Minerals Inc.	17,490	145,935
IAMGOLD Corp.(b)	44,880	184,962
Interfor Corp.(b)	72,105	946,846
Kinaxis Inc.(b)	4,785	588,694
Labrador Iron Ore Royalty Corp.	32,010	711,308
Lassonde Industries Inc.	1,485	161,337
Leon's Furniture Ltd.	29,205	579,594
Linamar Corp.	8,415	419,760
Major Drilling Group International Inc.(b)	143,220	978,209
Martinrea International Inc.	54,450	448,804
Mattr Corp., NVS(b)	35,475	450,937
MEG Energy Corp.(b)	62,370	1,292,439
Methanex Corp.	13,860	673,801
Morguard Corp.	660	53,368
Morguard North American Residential REIT	4,785	57,705
Mullen Group Ltd.	25,080	271,572
New Gold Inc.(b)	180,675	417,451
North West Co. Inc. (The)	9,570	309,908
Nuvei Corp.(c)	3,795	125,396
Parex Resources Inc.	10,725	160,877
Parkland Corp.	16,995	476,744
Pason Systems Inc.	100,485	1,190,696
Peyto Exploration & Development Corp.	10,395	111,129
PHX Energy Services Corp.	26,565	203,377
PrairieSky Royalty Ltd.(a)	38,115	766,082
Precision Drilling Corp.(b)	12,705	977,456
Primo Water Corp.	14,190	311,187
Prinmaris REIT	46,695	460,642
Quebecor Inc., Class B	2,145	47,385
Real Matters Inc.(b)	106,920	590,106
Russel Metals Inc.	38,610	1,122,519
Silvercorp Metals Inc.(a)	20,295	75,262
Spin Master Corp.(c)	29,865	683,760
Sprott Inc.	1,980	88,241
Stelco Holdings Inc.	35,970	1,731,218
Stella-Jones Inc.	825	55,506
Superior Plus Corp.	30,525	176,431
Torex Gold Resources Inc.(b)	40,755	646,164
TransAlta Corp.	155,265	1,169,562
Transcontinental Inc., Class A	53,295	629,203
Trican Well Service Ltd.	405,240	1,479,310
Valeura Energy Inc.(b)	52,140	167,298
Veren Inc.	223,410	1,744,367
Vermilion Energy Inc.	43,230	464,973
Westshore Terminals Investment Corp.(a)	38,280	641,859
Security	Shares	Value
Canada (continued)
Whitecap Resources Inc.	125,235	$965,125
		54,842,760
China — 0.5%
China Minsheng Financial Holding Corp. Ltd.(b)	13,200,000	96,303
China Renaissance Holdings Ltd.(a)(b)(c)(d)	203,500	107,889
Mobvista Inc.(a)(b)(c)	660,000	162,000
NetDragon Websoft Holdings Ltd.	412,500	578,926
Skyworth Group Ltd.	1,650,000	598,567
Sprocomm Intelligence Ltd.(b)	330,000	118,267
Wasion Holdings Ltd.	1,650,000	1,341,309
		3,003,261
Denmark — 2.0%
Ascendis Pharma A/S, ADR(a)(b)	990	132,165
Bavarian Nordic A/S(b)	2,475	66,710
Chemometec A/S	10,065	557,987
D/S Norden A/S	9,900	428,249
GN Store Nord A/S(b)	33,000	867,148
ISS A/S	82,830	1,514,013
Jyske Bank A/S, Registered	4,950	403,538
Nilfisk Holding A/S(b)	8,085	150,647
NKT A/S(b)	3,795	341,618
Per Aarsleff Holding A/S	25,080	1,434,878
Ringkjoebing Landbobank A/S	3,300	584,080
Rockwool A/S, Class B	1,155	510,525
Royal Unibrew A/S(b)	7,920	621,824
Scandinavian Tobacco Group A/S, Class A(c)	54,120	792,720
Solar A/S, Class B	18,810	890,871
Sydbank A/S	28,050	1,512,239
Topdanmark A/S	6,600	359,509
Zealand Pharma A/S(b)	660	88,916
		11,257,637
Finland — 1.3%
Cargotec OYJ, Class B	7,095	361,651
Harvia OYJ	6,435	276,921
Kemira OYJ	49,335	1,115,909
Konecranes OYJ	20,130	1,406,147
Lindex Group OYJ(b)	25,245	78,524
Marimekko OYJ	69,300	1,025,999
Nokian Renkaat OYJ	51,975	474,233
Oma Saastopankki OYJ	24,420	366,828
Outokumpu OYJ	137,445	495,559
Puuilo OYJ	8,580	94,235
QT Group OYJ(a)(b)	5,115	455,182
Sanoma OYJ	79,035	584,208
TietoEVRY OYJ	9,405	190,718
YIT OYJ	80,025	200,919
		7,127,033
France — 5.0%
Abivax SA, NVS(b)	7,095	84,420
Alten SA	1,815	199,617
Ayvens SA(c)	36,135	239,207
Beneteau SACA(a)	41,250	402,155
Carmila SA	11,055	199,673
Cie. des Alpes	24,420	349,662
Coface SA	84,645	1,281,487
Derichebourg SA	231,660	1,192,953
Elis SA	3,960	91,576
Eramet SA	6,270	532,568
Eurazeo SE	12,045	947,643
Euronext NV(c)	12,045	1,217,785
Eutelsat Communications SACA(a)(b)	114,510	591,815
19
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Gaztransport Et Technigaz SA	8,745	$1,288,533
Gecina SA	13,365	1,324,976
ICADE	20,460	454,742
Interparfums SA	13,649	693,611
IPSOS SA	18,480	1,140,533
Kaufman & Broad SA	14,520	496,564
Klepierre SA	62,865	1,800,112
La Francaise des Jeux SAEM(c)	49,335	1,914,135
Lagardere SA	3,960	96,428
Maisons du Monde SA(c)	61,215	242,840
Mercialys SA	72,270	915,730
Mersen SA	3,465	120,106
Nexans SA	5,775	746,397
Quadient SA	33,495	664,436
Renault SA	46,365	2,246,947
Rexel SA	55,110	1,400,174
SCOR SE	25,905	554,426
SOITEC(a)(b)	3,300	425,474
Sopra Steria Group SACA	495	91,751
SPIE SA	13,200	510,245
Technip Energies NV	14,190	361,511
Television Francaise 1 SA	149,325	1,313,940
Trigano SA	5,445	638,444
Ubisoft Entertainment SA(b)	2,310	47,455
Verallia SA(c)	10,395	305,773
Virbac SACA	825	314,056
Wavestone	6,435	373,831
Wendel SE	1,650	158,089
		27,971,820
Germany — 4.1%
AIXTRON SE(a)	21,450	500,848
Amadeus Fire AG	4,455	457,778
Atoss Software SE	7,920	1,167,532
Aurubis AG	16,500	1,286,756
Bechtle AG	8,580	379,181
BRANICKS Group AG(a)(b)	88,770	205,762
Ceconomy AG(b)	218,955	660,410
Covestro AG(b)(c)	8,745	514,808
CTS Eventim AG & Co. KGaA	2,640	232,541
Delivery Hero SE, Class A(b)(c)	19,140	425,830
Dermapharm Holding SE	5,775	221,221
Deutsche Pfandbriefbank AG(a)(b)(c)	154,275	870,636
Deutz AG	56,430	325,020
Duerr AG	12,375	272,183
DWS Group GmbH & Co. KGaA(c)	1,815	68,637
Elmos Semiconductor SE	2,475	202,308
flatexDEGIRO AG	40,260	568,537
Freenet AG	40,425	1,118,644
GEA Group AG	24,585	1,085,562
Gerresheimer AG	1,320	136,471
GFT Technologies SE	1,650	42,371
Heidelberger Druckmaschinen AG(a)(b)	127,710	155,898
Hugo Boss AG(a)	21,120	839,319
K+S AG, Registered(a)	20,295	261,453
Kloeckner & Co. SE	165,495	913,033
Krones AG	6,105	825,970
MLP SE	16,500	104,713
Mutares SE & Co. KGaA	7,590	262,707
Nemetschek SE	10,560	1,008,650
New Work SE	1,320	94,286
Patrizia SE	37,950	298,950
ProSiebenSat.1 Media SE(a)	34,815	238,843
Security	Shares	Value
Germany (continued)
Puma SE	6,765	$335,700
PVA TePla AG(b)	19,470	304,188
Rational AG	214	187,331
SAF-Holland SE	30,525	624,450
Salzgitter AG	69,960	1,254,396
Scout24 SE(c)	15,015	1,187,047
SGL Carbon SE(a)(b)	33,165	222,741
TAG Immobilien AG(b)	13,860	208,811
Takkt AG	22,935	265,589
TeamViewer SE(b)(c)	28,875	389,435
United Internet AG, Registered(e)	12,375	274,468
Wacker Chemie AG	5,445	544,222
Zalando SE(b)(c)	50,820	1,302,226
		22,847,462
Hong Kong — 1.6%
Champion REIT	990,000	201,121
Chinese Estates Holdings Ltd.(b)	990,000	160,927
CK Life Sciences International Holdings Inc.(a)(b)	4,290,000	186,631
DL Holdings Group Ltd., NVS(a)	165,000	93,385
EVA Precision Industrial Holdings Ltd.	3,630,000	315,493
First Pacific Co. Ltd.	4,290,000	1,909,396
Giordano International Ltd.(a)	3,960,000	800,754
Golden Resources Development International Ltd.	1,980,000	104,916
HKBN Ltd.	825,000	261,317
Hong Kong Technology Venture Co. Ltd.(a)(b)	1,980,000	451,459
IGG Inc.(b)	990,000	358,402
Johnson Electric Holdings Ltd.	165,000	228,128
JS Global Lifestyle Co. Ltd.(c)	495,000	98,940
Modern Dental Group Ltd.	330,000	180,893
PAX Global Technology Ltd.	330,000	185,161
PC Partner Group Ltd.	660,000	355,809
Singamas Container Holdings Ltd.	1,320,000	126,714
Solomon Systech International Ltd.(a)(b)	2,640,000	96,416
Sun Hung Kai & Co. Ltd.(a)	495,000	170,403
Tam Jai International Co. Ltd.	825,000	106,728
Texwinca Holdings Ltd.	2,310,000	277,836
United Laboratories International Holdings Ltd. (The)	660,000	758,190
Valuetronics Holdings Ltd.	1,056,000	509,612
VTech Holdings Ltd.	132,000	868,437
		8,807,068
Ireland — 0.7%
Bank of Ireland Group PLC	273,900	3,101,900
Glanbia PLC	22,322	446,681
Glenveagh Properties PLC(b)(c)	196,515	292,645
		3,841,226
Israel — 0.9%
Africa Israel Residences Ltd.	3,465	203,536
Altshuler Shaham Finance Ltd.(a)	58,245	70,626
Delek Automotive Systems Ltd.	82,170	449,962
Elco Ltd.(a)	2,310	65,861
Electra Consumer Products 1970 Ltd.(b)	4,950	95,552
Equital Ltd.(b)	2	47
G City Ltd.(b)	175,395	485,765
Ilex Medical Ltd.	6,435	119,059
Migdal Insurance & Financial Holdings Ltd.	225,720	267,868
Naphtha Israel Petroleum Corp. Ltd.(b)	81,778	455,356
Oil Refineries Ltd.	819,885	197,150
Partner Communications Co. Ltd.(a)(b)	38,280	157,964
Paz Oil Co. Ltd.	4,620	436,543
Property & Building Corp. Ltd.(a)(b)	8,415	409,261
Retailors Ltd.	46,892	725,215
Schedule of Investments
20

Schedule of Investments (continued)
July 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Scope Metals Group Ltd.(a)(b)	8,910	$258,197
Tamar Petroleum Ltd.(c)	22,275	112,502
Tel Aviv Stock Exchange Ltd.	53,460	424,698
Telsys Ltd.	3,465	172,298
		5,107,460
Italy — 3.3%
A2A SpA	796,290	1,686,598
ACEA SpA	76,725	1,331,139
Banca Generali SpA	11,055	481,075
Banca Monte dei Paschi di Siena SpA	184,470	1,006,627
Banca Popolare di Sondrio SpA	14,355	109,401
BPER Banca SpA	312,015	1,825,610
Cembre SpA	9,240	360,500
Credito Emiliano SpA	11,880	130,046
d'Amico International Shipping SA, NVS	113,355	857,538
Danieli & C Officine Meccaniche SpA	6,930	270,000
De' Longhi SpA	11,055	348,457
Enav SpA(c)	183,975	786,900
ERG SpA	12,210	323,756
Hera SpA	50,985	186,554
Immobiliare Grande Distribuzione SIIQ SpA(b)	72,600	158,839
Iren SpA	199,815	406,593
Italgas SpA	95,535	510,841
Iveco Group NV	43,230	443,934
MFE-MediaForEurope NV, NVS	140,580	652,388
Moltiply Group SpA(a)	10,560	417,841
OVS SpA(c)	214,005	605,395
Piaggio & C SpA	377,520	1,039,917
Pirelli & C SpA(c)	8,250	51,647
RAI Way SpA(c)	45,540	245,443
Reply SpA	4,125	585,526
Safilo Group SpA(b)	137,775	155,668
Saipem SpA(b)	32,175	76,436
Sanlorenzo SpA/Ameglia	11,055	450,107
Sesa SpA(a)	1,485	163,180
SOL SpA	20,460	765,062
Technogym SpA(c)	26,565	260,535
TXT e-Solutions SpA	6,930	197,488
Unieuro SpA(c)	18,810	233,519
Unipol Gruppo SpA	122,100	1,315,549
		18,440,109
Japan — 26.1%
77 Bank Ltd. (The)	49,500	1,545,349
A&D HOLON Holdings Co. Ltd.	33,000	611,366
Adastria Co. Ltd.	16,500	367,280
ADEKA Corp.	33,000	700,585
Aichi Corp.	115,500	973,534
Aizawa Securities Group Co. Ltd.	33,000	524,047
Alpen Co. Ltd.	16,500	242,699
Amano Corp.	33,000	836,617
Amiyaki Tei Co. Ltd.	16,500	608,509
Aoyama Trading Co. Ltd.	33,000	337,742
Aozora Bank Ltd.(a)	16,500	274,305
Arata Corp.	15,600	371,599
ARE Holdings Inc.	16,500	225,751
Artience Co. Ltd.	16,500	348,911
Artner Co. Ltd.	33,000	411,790
Asahi Yukizai Corp.	39,300	1,257,888
Aska Pharmaceutical Holdings Co. Ltd.	16,500	259,165
ASKUL Corp.	33,000	466,381
BML Inc.	10,300	205,481
Security	Shares	Value
Japan (continued)
Careerlink Co. Ltd.	16,500	$270,211
Central Automotive Products Ltd.	16,500	545,459
Chikaranomoto Holdings Co. Ltd.(a)	33,000	311,947
Chugoku Marine Paints Ltd.	66,000	913,076
Citizen Watch Co. Ltd.	33,000	222,518
CKD Corp.	16,500	329,532
Colowide Co. Ltd.	16,500	227,133
Cosel Co. Ltd.	49,500	404,885
Cybozu Inc.	33,000	399,135
Daicel Corp.	49,500	481,179
Daido Steel Co. Ltd.	20,400	204,112
Daidoh Ltd.	66,000	383,739
Daihen Corp.	4,700	230,646
Daiwa Industries Ltd.	49,500	521,202
Daiwa Securities Living Investments Corp.	495	336,708
Daiwabo Holdings Co. Ltd.	33,000	621,841
DD GROUP Co. Ltd.(a)(b)	16,500	156,978
Dentsu Soken Inc.	38,400	1,459,789
Dexerials Corp.	16,500	792,143
Digital Arts Inc.	7,300	231,755
DMG Mori Co. Ltd.	33,000	839,669
DTS Corp.	49,500	1,430,987
en Japan Inc.	7,000	131,046
Enplas Corp.(a)	6,000	304,108
Fancl Corp.	16,500	319,564
Financial Products Group Co. Ltd.	82,500	1,432,843
Food & Life Companies Ltd.	16,500	289,147
FP Partner Inc.(a)	33,000	681,968
Frontier Real Estate Investment Corp.	105	304,385
Fuji Soft Inc.	11,400	546,177
Fujimi Inc.	66,000	1,386,146
Fujimori Kogyo Co. Ltd.	7,000	210,526
Fukuda Denshi Co. Ltd.	6,000	270,295
Fukui Computer Holdings Inc.	16,500	283,343
Furuno Electric Co. Ltd.	16,500	215,483
Future Corp.	16,500	188,912
Fuyo General Lease Co. Ltd.	14,200	1,160,612
G-7 Holdings Inc.	16,500	185,898
Geo Holdings Corp.	49,500	543,533
Gift Holdings Inc.	33,000	555,521
Global One Real Estate Investment Corp.	165	111,507
GMO Financial Holdings Inc.	115,500	493,970
GMO GlobalSign Holdings KK(a)	16,500	342,535
GMO internet group Inc.	33,000	546,759
Gree Inc.	16,500	58,338
GungHo Online Entertainment Inc.	9,000	175,959
Gunma Bank Ltd. (The)	99,000	671,623
Gurunavi Inc.(b)	49,500	105,753
H.U. Group Holdings Inc.	16,500	290,375
Hachijuni Bank Ltd. (The)	181,500	1,293,658
Hanwa Co. Ltd.	7,200	278,298
Hazama Ando Corp.	49,500	400,014
Heiwa Real Estate Co. Ltd.	33,000	948,530
Hibiya Engineering Ltd.	7,900	172,101
Hioki EE Corp	16,500	884,740
Hitachi Zosen Corp.	49,500	359,366
Hokkaido Electric Power Co. Inc.	16,500	112,198
Hokko Chemical Industry Co. Ltd.	16,500	184,382
Hokuetsu Corp.(a)	33,000	255,459
Hosiden Corp.	16,500	225,104
Ichibanya Co. Ltd.	16,500	117,407
Idec Corp./Japan	10,500	216,329
21
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
I'll Inc.	49,500	$885,540
Inabata & Co. Ltd.	33,000	739,042
Inageya Co. Ltd.	16,500	139,847
Integrated Design & Engineering Holdings Co. Ltd., NVS	16,900	454,646
Inui Global Logistics Co. Ltd.	49,500	372,279
Ishihara Sangyo Kaisha Ltd.	16,500	170,192
Itochu-Shokuhin Co. Ltd.	16,500	763,151
Itoki Corp.	99,000	1,001,289
Iyogin Holdings Inc., NVS	82,500	828,894
Jaccs Co. Ltd.	9,600	311,675
JAFCO Group Co. Ltd.	33,000	417,699
Japan Communications Inc.(b)	214,500	269,670
Japan Logistics Fund Inc.	165	282,280
Japan Petroleum Exploration Co. Ltd.	26,700	1,100,912
Japan Pulp & Paper Co. Ltd.	23,600	1,041,635
Japan Securities Finance Co. Ltd.	66,000	752,104
Japan Wool Textile Co. Ltd. (The)	49,500	439,480
JCU Corp.	16,500	411,490
Justsystems Corp.	6,700	141,747
JVCKenwood Corp.	132,000	808,739
Kagome Co. Ltd.	16,500	385,400
Kamei Corp.	82,500	1,237,779
Kandenko Co. Ltd.(a)	49,500	668,561
Kappa Create Co. Ltd.(a)	33,000	415,388
KeePer Technical Laboratory Co. Ltd.	5,000	121,031
Keihanshin Building Co. Ltd.	82,500	899,615
Kissei Pharmaceutical Co. Ltd.	1,200	27,903
Ki-Star Real Estate Co. Ltd.	7,100	164,110
Kitz Corp.	132,000	972,787
Kokuyo Co. Ltd.	33,000	553,737
Komori Corp.	33,000	268,406
Konishi Co. Ltd.	49,500	394,360
Kosaido Holdings Co. Ltd.	148,500	533,382
Koshidaka Holdings Co. Ltd.	16,500	111,066
Kotobuki Spirits Co. Ltd.	70,000	898,946
KPP Group Holdings Co. Ltd.	165,000	818,947
K's Holdings Corp.	16,500	178,089
Kurabo Industries Ltd.	33,000	998,494
Kyorin Pharmaceutical Co. Ltd.	16,500	188,577
Kyudenko Corp.	7,500	345,458
Kyushu Financial Group Inc.	82,500	508,167
LaSalle Logiport REIT	1,320	1,302,355
Life Corp.	49,500	1,205,366
Macnica Holdings Inc.	6,500	262,328
Mani Inc.	16,500	232,080
Maruchiyo Yamaokaya Corp.(a)	16,500	345,454
Maruichi Steel Tube Ltd.	16,500	402,091
Maruwa Co. Ltd./Aichi	3,000	803,745
Maruzen Showa Unyu Co. Ltd.	49,500	1,780,565
Max Co. Ltd.	16,500	412,824
Medley Inc.(b)	5,000	136,536
MEITEC Group Holdings Inc.	40,400	912,235
Micronics Japan Co. Ltd.(a)	16,500	655,647
MIMAKI ENGINEERING Co. Ltd.	16,500	184,995
Miroku Jyoho Service Co. Ltd.	16,500	213,163
Mitsubishi Logistics Corp.	10,000	349,788
Mitsubishi Paper Mills Ltd.	16,500	76,792
Mitsui DM Sugar Holdings Co. Ltd.	7,000	153,806
Mitsui High-Tec Inc.	26,500	206,726
Mitsui Matsushima Holdings Co. Ltd.	24,100	832,615
Mitsui Mining & Smelting Co. Ltd.	16,500	550,085
Security	Shares	Value
Japan (continued)
Mizuho Leasing Co. Ltd.	16,500	$124,506
Mizuho Medy Co. Ltd.	49,500	568,465
Mizuno Corp.	5,800	293,033
Mochida Pharmaceutical Co. Ltd.	16,500	387,556
Monex Group Inc.	132,000	641,719
Monogatari Corp. (The)	16,500	374,473
Mori Hills REIT Investment Corp.	165	141,802
Mori Trust REIT Inc.	2,970	1,380,252
Morinaga & Co. Ltd./Japan	33,000	633,340
MOS Food Services Inc.	16,500	389,054
Mugen Estate Co. Ltd.	49,500	435,243
m-up Holdings Inc.	115,500	1,023,854
Nagase & Co. Ltd.	66,000	1,449,942
Nakanishi Inc.	16,500	285,034
NEC Networks & System Integration Corp.	16,500	303,889
NET One Systems Co. Ltd.	16,500	333,403
Nichias Corp.	16,500	513,956
Nichiha Corp.	9,100	227,538
Nihon Kohden Corp.	16,500	254,255
Nihon Parkerizing Co. Ltd.	37,300	307,987
Nippon Gas Co. Ltd.	66,000	1,028,804
Nippon REIT Investment Corp.	825	1,813,028
Nishi-Nippon Financial Holdings Inc.	115,500	1,572,613
Nisshin Oillio Group Ltd. (The)	7,000	241,560
Nisshinbo Holdings Inc.	16,500	120,911
Nissui Corp.	148,500	891,357
Nittetsu Mining Co. Ltd.	16,500	523,261
Nitto Kogyo Corp.	16,500	375,149
Nomura Co. Ltd.	66,000	383,294
Nomura Micro Science Co. Ltd.	33,000	785,786
North Pacific Bank Ltd.	99,000	335,694
NSD Co. Ltd.	99,000	2,037,965
Obara Group Inc.	9,200	244,770
Ohsho Food Service Corp.	3,900	238,551
Okamoto Machine Tool Works Ltd.	16,500	464,996
Okasan Securities Group Inc.	115,500	559,224
Okinawa Electric Power Co. Inc. (The)	33,036	243,933
Okumura Corp.	16,500	563,383
Okuwa Co. Ltd.	16,500	97,448
Onward Holdings Co. Ltd.	132,000	489,973
Organo Corp.	16,500	748,359
Osaka Soda Co. Ltd.	2,000	131,220
Oyo Corp.	16,500	274,075
PAL GROUP Holdings Co. Ltd.	82,500	1,132,297
Pasona Group Inc.	16,500	259,916
Pharma Foods International Co. Ltd.(a)	82,500	603,179
PHC Holdings Corp.(a)	16,500	123,783
PILLAR Corp./Japan	16,500	559,480
Press Kogyo Co. Ltd.	148,500	619,488
Quick Co. Ltd.	33,000	475,920
Raksul Inc.	16,500	125,300
Rakuten Bank Ltd., NVS(b)	33,000	735,399
Raysum Co. Ltd.	16,500	372,567
Relo Group Inc.	99,000	1,183,107
Rengo Co. Ltd.	33,000	230,161
Riken Keiki Co. Ltd.(a)	16,500	484,431
Riken Technos Corp.	132,000	869,772
Riken Vitamin Co. Ltd.	33,000	621,963
Riso Kagaku Corp.	6,000	134,768
Round One Corp.	49,500	294,725
Royal Holdings Co. Ltd.(a)	16,500	279,033
Ryobi Ltd.	16,500	226,258
Schedule of Investments
22

Schedule of Investments (continued)
July 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Saibu Gas Holdings Co. Ltd.	49,500	$633,848
Saizeriya Co. Ltd.(a)	27,600	1,063,521
Sanki Engineering Co. Ltd.	115,500	1,805,886
Sansan Inc.(b)	49,500	745,432
Sansha Electric Manufacturing Co. Ltd.	33,000	235,190
Santec Holdings Corp.	10,000	542,453
Sanyo Denki Co. Ltd.	4,300	208,319
Sanyo Special Steel Co. Ltd.	16,500	233,843
Sapporo Holdings Ltd.	5,000	214,825
Senshu Electric Co. Ltd.	49,500	1,675,593
Shibaura Machine Co. Ltd.	8,000	196,612
Shibaura Mechatronics Corp.	21,000	1,106,473
Shiga Bank Ltd. (The)	6,100	163,831
Shin Nippon Biomedical Laboratories Ltd.(a)	66,000	551,715
Shinmaywa Industries Ltd.	16,500	162,311
Shizuoka Gas Co. Ltd.	33,000	209,794
SHO-BOND Holdings Co. Ltd.	10,800	415,936
Shoei Co. Ltd.	16,500	218,683
SIGMAXYZ Holdings Inc.	16,500	163,057
Simplex Holdings Inc.	4,900	70,644
Software Service Inc.	2,100	196,209
Soliton Systems KK	33,000	265,426
Star Micronics Co. Ltd.	33,000	463,105
Sumiseki Holdings Inc.(a)	16,500	114,676
Sumitomo Bakelite Co. Ltd.	10,000	281,519
Sun Corp.(a)	16,500	532,674
Sun* Inc.(b)	49,500	302,957
Systena Corp.	115,500	259,966
Syuppin Co. Ltd.	33,000	319,375
Taihei Dengyo Kaisha Ltd.	16,500	582,289
Takara Holdings Inc.	33,000	250,366
Takara Standard Co. Ltd.	33,000	380,793
Tama Home Co. Ltd.	55,500	1,660,307
Tamron Co. Ltd.	5,800	164,048
TDC Soft Inc.	33,000	282,477
Teikoku Electric Manufacturing Co. Ltd.	49,500	889,322
Tekken Corp.	16,500	285,194
Tera Probe Inc.	2,000	55,436
Toagosei Co. Ltd.	16,500	176,762
TOC Co. Ltd.	132,000	623,438
Tocalo Co. Ltd.	33,000	431,247
Toho Gas Co. Ltd.	82,500	2,548,119
Toho Titanium Co. Ltd.	33,000	301,729
Toho Zinc Co. Ltd.(a)(b)	49,500	258,884
Tokai Carbon Co. Ltd.	16,500	105,740
Tokyo Kiraboshi Financial Group Inc.	7,800	235,080
Tokyo Seimitsu Co. Ltd.	6,700	461,841
Tokyu REIT Inc.	2,145	2,168,912
Tomoku Co. Ltd.	66,000	1,168,481
Tomy Co. Ltd.	33,000	748,785
Topcon Corp.	33,000	341,322
Torii Pharmaceutical Co. Ltd.	33,000	822,891
Toyo Tanso Co. Ltd.	6,000	243,774
Transaction Co. Ltd.	16,500	197,239
TSI Holdings Co. Ltd.	165,000	989,930
Tsuburaya Fields Holdings Inc.(a)	82,500	868,052
Tsugami Corp.	33,000	362,623
Uchida Yoko Co. Ltd.	16,500	859,488
Ulvac Inc.	13,300	814,983
U-Next Holdings Co. Ltd.	16,500	568,238
United Super Markets Holdings Inc.(a)	49,500	296,726
Ushio Inc.	16,500	236,603
Security	Shares	Value
Japan (continued)
Visional Inc.(b)	21,900	$1,156,269
Vital KSK Holdings Inc.	16,500	144,821
Wacom Co. Ltd.	66,000	318,280
Wakita & Co. Ltd.	16,500	184,282
West Holdings Corp.	6,000	92,462
Yamae Group Holdings Co. Ltd.	8,000	125,156
Yamazen Corp.	16,500	170,676
Yodogawa Steel Works Ltd.	16,500	620,451
Yonex Co. Ltd.	49,500	722,997
Yoshinoya Holdings Co. Ltd.	16,500	317,505
Yurtec Corp.	115,500	1,162,382
Yushiro Chemical Industry Co. Ltd.	33,000	395,072
ZERIA Pharmaceutical Co. Ltd.	16,500	241,005
		145,131,817
Netherlands — 2.6%
Aalberts NV	11,550	441,644
ABN AMRO Bank NV, CVA(c)	126,555	2,209,252
Allfunds Group PLC	32,670	196,361
Arcadis NV	4,950	353,535
ASR Nederland NV	39,435	1,981,303
BE Semiconductor Industries NV	18,810	2,423,191
Eurocommercial Properties NV	10,890	271,241
Flow Traders Ltd., NVS(a)	10,725	178,791
IMCD NV	4,950	711,777
InPost SA(b)	46,035	797,581
NSI NV	18,810	398,837
OCI NV	39,930	962,328
Royal BAM Group NV	156,915	650,315
Signify NV(c)	68,640	1,699,140
TKH Group NV	6,105	267,532
TomTom NV(a)(b)	96,360	528,692
Van Lanschot Kempen NV	7,425	321,349
		14,392,869
New Zealand — 0.7%
Argosy Property Ltd.(a)	392,040	246,155
Genesis Energy Ltd.(a)	177,045	233,918
Goodman Property Trust	722,865	888,390
Investore Property Ltd.	80,685	55,703
Kiwi Property Group Ltd.	2,437,380	1,309,033
Manawa Energy Ltd.	22,250	56,941
Precinct Properties Group	140,580	101,323
Skellerup Holdings Ltd.	209,880	555,850
SKY Network Television Ltd.	244,035	368,838
		3,816,151
Norway — 1.2%
Aker Solutions ASA	110,880	529,025
Atea ASA	52,305	696,083
BW Offshore Ltd.	69,300	193,089
Crayon Group Holding ASA(a)(b)(c)	7,920	94,489
DNO ASA	532,620	542,396
Elmera Group ASA(c)	79,200	246,494
Europris ASA(c)	8,085	48,240
Hoegh Autoliners ASA	33,990	371,531
Kid ASA(c)	40,425	487,576
LINK Mobility Group Holding ASA(b)	113,190	216,305
Norconsult Norge A/S, NVS	138,105	416,444
Norske Skog ASA(a)(c)	47,520	176,447
OKEA ASA(a)	198,165	435,837
Opera Ltd., ADR(a)	28,215	354,945
Rana Gruber ASA, Class A	110,550	739,661
Selvaag Bolig ASA	122,430	423,039
23
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
SpareBank 1 SMN	39,600	$591,100
Veidekke ASA	10,560	118,080
		6,680,781
Portugal — 0.3%
CTT-Correios de Portugal SA	140,910	636,791
REN - Redes Energeticas Nacionais SGPS SA	276,045	700,049
Semapa-Sociedade de Investimento e Gestao	32,505	525,976
		1,862,816
Singapore — 2.0%
Best World International Ltd.(b)	462,000	867,524
BW LPG Ltd.(c)	41,415	673,004
CDL Hospitality Trusts	478,500	346,204
ComfortDelGro Corp. Ltd.	132,000	138,483
Delfi Ltd.(a)	891,000	559,990
Digital Core REIT Management Pte Ltd.	718,100	409,661
Food Empire Holdings Ltd.(a)	825,000	623,364
Golden Agri-Resources Ltd.(a)	6,616,500	1,361,216
Hour Glass Ltd. (The)(a)	148,500	175,529
Keppel Infrastructure Trust(a)	1,254,000	451,342
NetLink NBN Trust	1,600,500	1,017,749
Paragon REIT	528,000	347,602
Parkway Life REIT	577,500	1,571,091
Riverstone Holdings Ltd./Singapore	544,500	388,967
Samudera Shipping Line Ltd.	660,000	408,252
Sasseur Real Estate Investment Trust(a)	643,500	323,184
Sheng Siong Group Ltd.(a)	181,500	209,041
Silverlake Axis Ltd.(a)	297,000	64,435
Wing Tai Holdings Ltd.(a)	511,500	520,585
Yanlord Land Group Ltd.(b)	1,518,000	511,033
		10,968,256
Spain — 2.7%
Acciona SA	10,560	1,369,036
Acerinox SA	184,140	1,934,850
Applus Services SA(b)	41,250	570,535
Atresmedia Corp. de Medios de Comunicacion SA	88,275	446,313
Banco de Sabadell SA	1,778,040	3,752,099
Bankinter SA	127,380	1,088,010
Cia. de Distribucion Integral Logista Holdings SA	9,405	278,521
eDreams ODIGEO SA(b)	23,265	170,207
Fluidra SA	9,735	216,883
Gestamp Automocion SA(c)	90,255	261,766
Indra Sistemas SA	25,575	512,878
Inmobiliaria Colonial SOCIMI SA	21,120	122,861
Lar Espana Real Estate SOCIMI SA	116,490	1,026,220
Merlin Properties SOCIMI SA	81,345	928,950
Metrovacesa SA(c)	45,540	411,535
Neinor Homes SA(c)	17,160	241,428
Pharma Mar SA	8,250	346,940
Prosegur Cia. de Seguridad SA	78,705	146,166
Sacyr SA	138,765	490,254
Tubacex SA(a)	89,925	279,925
Unicaja Banco SA(c)	394,185	530,580
		15,125,957
Sweden — 4.0%
AcadeMedia AB(c)	11,880	61,124
Alleima AB, NVS	50,655	368,107
Arise AB(a)	88,605	433,543
Arjo AB, Class B	123,750	479,611
Atrium Ljungberg AB, Class B	11,220	239,989
Betsson AB	124,740	1,484,767
Bilia AB, Class A	94,215	1,172,659
Security	Shares	Value
Sweden (continued)
BioArctic AB, Class B(a)(b)(c)	3,960	$59,341
BioGaia AB, Class B	36,795	438,068
Biotage AB	12,045	225,847
Bonava AB, Class B(b)	690,855	565,257
BoneSupport Holding AB(b)(c)	32,340	911,372
Bravida Holding AB(c)	18,975	153,587
Bulten AB(a)	36,795	267,248
Byggmax Group AB	18,645	65,010
Clas Ohlson AB, Class B	80,355	1,276,503
Concentric AB	38,280	589,077
Corem Property Group AB	14,850	350,825
Electrolux Professional AB, Class B	44,055	277,312
Ferronordic AB(a)(b)	33,000	245,901
Hemnet Group AB	26,070	963,518
HMS Networks AB	2,640	102,706
Intrum AB(a)	37,785	147,734
Investment AB Oresund	57,585	668,991
Inwido AB	43,560	718,906
JM AB	13,530	263,776
Lindab International AB	21,285	526,607
Loomis AB, Class B	22,605	720,313
MIPS AB	9,240	460,085
Munters Group AB(c)	6,270	135,745
Mycronic AB	29,700	1,041,465
Net Insight AB(a)(b)	874,335	546,194
New Wave Group AB, Class B	82,995	878,905
Nobia AB(a)(b)	1,221,495	599,579
Nyfosa AB	80,025	819,010
Orron Energy AB(b)	353,760	252,626
OX2 AB, Class B(b)	25,740	142,574
Peab AB, Class B	16,500	123,062
Ratos AB, Class B	16,500	53,090
RaySearch Laboratories AB	39,270	498,948
Samhallsbyggnadsbolaget i Norden AB	591,855	375,194
Scandic Hotels Group AB(a)(b)(c)	142,230	865,635
SkiStar AB	8,085	119,061
Truecaller AB, Class B(a)	86,295	273,316
Vitrolife AB	4,125	88,713
Volati AB	21,285	237,710
Wallenstam AB, Class B	10,890	54,931
Wihlborgs Fastigheter AB	80,520	815,590
		22,159,132
Switzerland — 6.2%
Accelleron Industries AG, NVS	41,910	2,073,901
Adecco Group AG, Registered	24,750	842,448
Aryzta AG(b)	27,720	53,068
Ascom Holding AG, Registered	19,965	144,069
Avolta AG, Registered	3,135	118,288
Banque Cantonale Vaudoise, Registered	14,850	1,576,289
Belimo Holding AG, Registered	825	500,132
BKW AG	6,435	1,164,036
Bucher Industries AG, Registered	2,371	960,561
Burckhardt Compression Holding AG	370	257,798
Cembra Money Bank AG	2,970	259,346
Clariant AG, Registered	54,285	805,239
Comet Holding AG, Registered	660	264,449
dormakaba Holding AG	660	399,736
Dottikon Es Holding AG(b)	1,233	354,777
Emmi AG, Registered	165	173,506
Flughafen Zurich AG, Registered	990	229,119
Forbo Holding AG, Registered	349	375,929
Galenica AG(c)	22,605	1,966,142
Schedule of Investments
24

Schedule of Investments (continued)
July 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Georg Fischer AG	7,590	$557,683
Helvetia Holding AG, Registered	10,890	1,624,560
Implenia AG, Registered	14,685	532,183
Inficon Holding AG, Registered	872	1,300,213
Interroll Holding AG, Registered	202	652,704
Landis+Gyr Group AG	6,105	552,998
LEM Holding SA, Registered	165	240,982
Logitech International SA, Registered	34,485	3,106,275
Medmix AG(c)	7,425	102,525
Mobilezone Holding AG, Registered	3,465	56,504
Mobimo Holding AG, Registered	548	164,130
PSP Swiss Property AG, Registered	10,230	1,367,045
SFS Group AG	1,980	289,153
Siegfried Holding AG, Registered	351	409,109
SIG Group AG	45,540	956,344
SKAN Group AG	2,145	193,789
Swiss Prime Site AG, Registered	7,920	793,745
Swissquote Group Holding SA, Registered	9,900	3,157,579
Tecan Group AG, Registered	3,465	1,293,887
Temenos AG, Registered	11,880	824,929
VAT Group AG(c)	6,105	3,059,435
Vontobel Holding AG, Registered	9,405	616,238
Zehnder Group AG, Registered	7,095	446,873
		34,817,716
United Kingdom — 15.6%
4imprint Group PLC	10,395	811,689
abrdn PLC	717,420	1,568,988
AG Barr PLC	9,735	80,651
Airtel Africa PLC(c)	265,650	389,478
AJ Bell PLC	171,600	1,012,556
Ashmore Group PLC	109,890	243,859
B&M European Value Retail SA	153,615	925,066
Baltic Classifieds Group PLC	282,315	983,649
Bank of Georgia Group PLC	14,025	824,519
Beazley PLC	82,500	725,134
Bellway PLC	30,855	1,132,931
Big Yellow Group PLC	4,290	66,716
Bodycote PLC	7,920	70,842
Bridgepoint Group PLC(c)	160,710	605,812
British Land Co. PLC (The)	472,065	2,502,085
Britvic PLC	108,900	1,778,374
Bytes Technology Group PLC	116,160	756,803
Capricorn Energy PLC	223,117	547,268
Centamin PLC	158,070	258,173
Chemring Group PLC	155,760	828,982
Computacenter PLC	51,645	1,788,262
ConvaTec Group PLC(c)	382,140	1,151,379
Currys PLC(b)	718,905	751,827
Darktrace PLC(b)	222,255	1,690,280
Deliveroo PLC, Class A(b)(c)	383,955	651,050
Derwent London PLC	8,085	238,847
DFS Furniture PLC	226,380	347,481
Diploma PLC	24,255	1,386,785
Diversified Energy Co. PLC	5,115	84,503
Domino's Pizza Group PLC	342,375	1,423,640
Dowlais Group PLC	801,900	660,613
Drax Group PLC	126,720	1,059,965
DS Smith PLC	81,345	475,547
Dunelm Group PLC	49,500	785,119
Evoke PLC(b)	162,195	123,125
FDM Group Holdings PLC	133,650	731,068
Ferrexpo PLC(b)	1,107,480	824,335
Security	Shares	Value
United Kingdom (continued)
Firstgroup PLC	732,930	$1,652,651
Frasers Group PLC(b)	65,175	752,237
Games Workshop Group PLC	5,940	787,846
Genuit Group PLC	19,635	129,029
Genus PLC	8,910	208,802
Grafton Group PLC	48,345	673,508
Grainger PLC	44,715	138,889
Great Portland Estates PLC	72,600	327,599
Greencore Group PLC(b)	91,575	212,139
Greggs PLC	47,850	1,926,995
Halfords Group PLC	380,160	755,553
Hammerson PLC	1,519,815	563,085
Hargreaves Lansdown PLC	27,225	386,761
Helical PLC	108,405	312,167
Hill & Smith PLC	29,040	858,422
Hiscox Ltd.	16,830	274,846
Hochschild Mining PLC(b)	137,775	321,535
Howden Joinery Group PLC	83,655	1,011,405
IG Group Holdings PLC	72,507	875,646
IMI PLC	6,600	160,756
Immunocore Holdings PLC(a)(b)	6,105	242,369
Inchcape PLC	204,600	2,225,116
Indivior PLC, NVS(b)	71,115	976,848
Intermediate Capital Group PLC	82,995	2,342,678
International Distributions Services PLC(b)	353,430	1,568,135
International Workplace Group PLC	50,985	113,202
Investec PLC	240,835	1,906,939
Johnson Matthey PLC	17,490	368,517
Just Group PLC	62,205	96,539
Kainos Group PLC	68,145	961,890
Keller Group PLC	44,055	843,860
Kingfisher PLC	94,545	336,120
Land Securities Group PLC	98,010	801,468
Man Group PLC/Jersey	707,407	2,227,118
Marks & Spencer Group PLC	336,600	1,421,647
Marshalls PLC	97,350	435,516
Marston's PLC(b)	127,545	68,374
MONY Group PLC	367,455	1,121,710
Moonpig Group PLC(b)	25,575	71,851
Morgan Sindall Group PLC	20,460	755,722
Odfjell Technology Ltd.(a)	55,110	313,165
OSB Group PLC	135,795	898,486
Oxford Instruments PLC	18,810	606,948
Pagegroup PLC	65,175	359,063
Paragon Banking Group PLC	174,900	1,807,293
Pets at Home Group PLC	224,235	884,398
Picton Property Income Ltd.	263,835	248,922
Playtech PLC(b)	83,655	607,616
Plus500 Ltd.	26,400	796,198
PureTech Health PLC(b)	78,210	174,542
QinetiQ Group PLC	108,735	675,501
Quilter PLC(c)	286,110	491,760
Redrow PLC	24,750	237,439
Renewi PLC	8,745	75,883
Renishaw PLC	2,145	104,426
Rightmove PLC	77,055	572,507
RS Group PLC	135,630	1,424,903
Safestore Holdings PLC	108,405	1,126,479
Savills PLC	50,655	830,925
Serco Group PLC	38,280	94,063
Shaftesbury Capital PLC	688,545	1,348,097
Softcat PLC	86,295	1,805,371
25
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Spectris PLC	18,810	$737,865
Spire Healthcare Group PLC(c)	97,515	321,080
Spirent Communications PLC	294,525	657,859
SSP Group PLC	158,235	372,123
SThree PLC	82,500	435,442
Synthomer PLC(b)	49,005	166,815
TBC Bank Group PLC	16,500	657,559
Telecom Plus PLC	42,735	1,044,341
TI Fluid Systems PLC(c)	189,750	321,346
Trainline PLC(b)(c)	35,640	156,053
Trustpilot Group PLC(b)(c)	192,060	514,792
Tullow Oil PLC(b)	333,630	131,329
UNITE Group PLC (The)	7,590	93,032
Vesuvius PLC	30,690	190,399
Virgin Money U.K. PLC	95,056	262,871
Vistry Group PLC(b)	51,480	916,928
Weir Group PLC (The)	36,960	964,833
WH Smith PLC	13,530	230,212
Wickes Group PLC	478,335	928,535
Workspace Group PLC	67,815	534,638
		86,624,928
United States — 0.0%
Gran Tierra Energy Inc., NVS(b)	23,100	214,160
Total Common Stocks — 98.7% (Cost: $490,938,906)		549,666,081
Preferred Stocks
Germany — 0.7%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	8,580	451,217
Fuchs Petrolub SE, Preference Shares, NVS	17,820	774,299
Jungheinrich AG, Preference Shares, NVS	16,005	506,636
KSB SE & Co. KGaA, Preference Shares, NVS	361	246,918
Schaeffler AG, Preference Shares, NVS	160,215	877,496
STO SE & Co. KGaA, Preference Shares, NVS	8,375	1,121,012
		3,977,578
Security	Shares	Value
Spain — 0.1%
Grifols SA, Class B, Preference Shares, NVS	61,545	$472,547
Total Preferred Stocks — 0.8% (Cost: $4,845,076)		4,450,125
Total Long-Term Investments — 99.5% (Cost: $495,783,982)		554,116,206
Short-Term Securities
Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	23,180,249	23,189,522
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(f)(g)	110,000	110,000
Total Short-Term Securities — 4.2% (Cost: $23,295,584)		23,299,522
Total Investments — 103.7% (Cost: $519,079,566)		577,415,728
Liabilities in Excess of Other Assets — (3.7)%		(20,548,242)
Net Assets — 100.0%		$556,867,486

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,080,388	$5,108,688 (a)	$—	$(1,489)	$1,935	$23,189,522	23,180,249	$472,950 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	0 (a)	—	—	—	110,000	110,000	22,471	—
				$(1,489)	$1,935	$23,299,522		$495,421	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
26

Schedule of Investments (continued)
July 31, 2024
iShares® International Small-Cap Equity Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	30	09/12/24	$554	$(17,750)
Mini S&P/TSE 60 Index	11	09/19/24	552	9,172
STOXX Europe 600 Index	46	09/20/24	1,294	18,386
				$9,808
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$27,558	$—	$—	$—	$27,558
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$17,750	$—	$—	$—	$17,750

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$311,965	$—	$—	$—	$311,965
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(107,970)	$—	$—	$—	$(107,970)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,844,122
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
27
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® International Small-Cap Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$109,849,550	$439,708,642	$107,889	$549,666,081
Preferred Stocks	246,918	4,203,207	—	4,450,125
Short-Term Securities
Money Market Funds	23,299,522	—	—	23,299,522
	$133,395,990	$443,911,849	$107,889	$577,415,728
Derivative Financial Instruments(a)
Assets
Equity Contracts	$9,172	$18,386	$—	$27,558
Liabilities
Equity Contracts	—	(17,750)	—	(17,750)
	$9,172	$636	$—	$9,808

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
28

Schedule of Investments
July 31, 2024
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 3.4%
Brambles Ltd.	2,015,771	$20,550,125
Cochlear Ltd.	28,814	6,510,687
Coles Group Ltd.	1,048,165	12,422,504
Computershare Ltd.	794,058	14,321,634
CSL Ltd.	163,262	33,136,157
Insurance Australia Group Ltd.	3,359,907	16,254,906
Medibank Pvt Ltd.	12,963,590	33,748,668
QBE Insurance Group Ltd.	675,668	7,974,267
Santos Ltd.	1,106,706	5,769,155
Telstra Group Ltd.	6,895,925	17,820,889
Transurban Group	1,983,054	16,922,977
Washington H Soul Pattinson & Co. Ltd.	145,893	3,395,717
Wesfarmers Ltd.	670,055	32,338,327
Woolworths Group Ltd.	156,769	3,537,205
		224,703,218
Belgium — 2.6%
Anheuser-Busch InBev SA/NV	206,349	12,251,799
Argenx SE(a)	71,436	36,524,242
Groupe Bruxelles Lambert NV	607,261	45,319,339
Lotus Bakeries NV	1,495	16,244,355
UCB SA	369,883	61,805,337
		172,145,072
Denmark — 1.9%
Carlsberg A/S, Class B	124,944	15,087,856
Danske Bank A/S	189,810	5,804,861
Genmab A/S(a)	37,996	10,732,792
Novo Nordisk A/S, Class B	494,282	65,488,848
Tryg A/S	1,402,197	30,699,844
		127,814,201
Finland — 3.0%
Elisa OYJ	903,301	42,058,975
Kone OYJ, Class B	419,666	21,430,067
Nokia OYJ	1,688,154	6,634,277
Nordea Bank Abp	1,845,538	21,595,997
Orion OYJ, Class B	661,136	30,387,896
Sampo OYJ, Class A	1,762,073	77,240,636
		199,347,848
France — 7.1%
Air Liquide SA	282,156	51,481,752
Carrefour SA	1,161,823	17,331,182
Danone SA	643,639	41,814,038
Dassault Aviation SA	102,811	20,699,350
Edenred SE	62,476	2,601,423
Getlink SE	551,203	9,822,355
Ipsen SA	152,285	17,098,582
La Francaise des Jeux SAEM(b)	350,468	13,597,712
L'Oreal SA	9,140	3,952,570
Orange SA	7,734,347	85,830,099
Sanofi SA	851,025	87,734,273
Sodexo SA	55,222	5,229,926
Thales SA	225,366	35,822,703
TotalEnergies SE	1,142,297	77,066,541
		470,082,506
Germany — 5.4%
Beiersdorf AG	545,867	79,230,967
Deutsche Boerse AG	128,246	26,260,733
Deutsche Telekom AG, Registered	2,118,095	55,404,033
E.ON SE	260,940	3,659,193
Hannover Rueck SE	111,653	27,722,381
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA	498,926	$38,658,222
Merck KGaA	68,020	12,153,288
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	54,699	26,940,612
Qiagen NV, NVS	925,060	41,159,563
SAP SE	149,966	31,705,847
Symrise AG, Class A	72,591	9,148,743
Talanx AG(a)	75,737	5,753,847
		357,797,429
Hong Kong — 5.6%
BOC Hong Kong Holdings Ltd.	14,006,500	40,749,413
CK Hutchison Holdings Ltd.	4,724,500	24,681,298
CK Infrastructure Holdings Ltd.	4,719,000	31,474,540
CLP Holdings Ltd.	7,794,500	66,897,202
Hang Seng Bank Ltd.	3,089,500	37,833,473
HKT Trust & HKT Ltd., Class SS	27,611,349	33,441,824
Hong Kong & China Gas Co. Ltd.	35,239,799	28,715,945
Hongkong Land Holdings Ltd.	941,700	3,041,326
Jardine Matheson Holdings Ltd.	558,200	19,664,791
MTR Corp. Ltd.	3,905,248	12,633,846
Power Assets Holdings Ltd.	10,355,500	66,000,475
Wharf Holdings Ltd. (The)	969,000	2,656,850
		367,790,983
Ireland — 0.6%
AIB Group PLC	3,539,386	20,302,218
Kerry Group PLC, Class A	223,700	20,914,995
		41,217,213
Israel — 2.2%
Bank Hapoalim BM	3,169,674	29,085,991
Bank Leumi Le-Israel BM	1,819,125	15,676,291
Check Point Software Technologies Ltd.(a)	278,833	51,151,914
Elbit Systems Ltd.	141,563	25,337,664
ICL Group Ltd.	1,705,785	7,140,545
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	1,177,117	6,009,198
Mizrahi Tefahot Bank Ltd.	275,254	9,932,888
		144,334,494
Italy — 2.9%
Davide Campari-Milano NV	395,902	3,570,431
Eni SpA	2,585,745	41,371,380
Ferrari NV	147,590	60,743,999
Generali	157,544	4,077,713
Leonardo SpA	475,954	11,339,780
Recordati Industria Chimica e Farmaceutica SpA	553,544	30,136,688
Snam SpA	4,148,523	19,824,235
Terna - Rete Elettrica Nazionale	1,935,203	16,114,925
UniCredit SpA	186,160	7,646,466
		194,825,617
Japan — 28.1%
Aisin Corp.	86,000	2,901,294
ANA Holdings Inc.	673,400	12,880,608
Astellas Pharma Inc.	1,444,100	16,748,600
Bandai Namco Holdings Inc.(c)	320,100	6,802,364
Bridgestone Corp.	878,900	35,835,956
Brother Industries Ltd.	312,300	6,407,257
Canon Inc.	1,966,400	61,551,653
Central Japan Railway Co.	2,393,700	56,436,126
Chiba Bank Ltd. (The)	2,724,800	25,524,487
Chubu Electric Power Co. Inc.	1,726,900	21,773,652
Chugai Pharmaceutical Co. Ltd.	708,400	30,916,328
Concordia Financial Group Ltd.	3,045,600	19,194,925
29
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Dai Nippon Printing Co. Ltd.	320,200	$10,534,007
Daito Trust Construction Co. Ltd.	31,000	3,728,063
Daiwa House Industry Co. Ltd.	565,800	16,022,541
East Japan Railway Co.	3,324,200	63,337,327
ENEOS Holdings Inc.	4,722,400	24,743,207
Fast Retailing Co. Ltd.	18,600	5,127,067
FUJIFILM Holdings Corp.	305,000	7,251,658
Fujitsu Ltd.	409,200	7,431,137
Hankyu Hanshin Holdings Inc.	269,500	7,689,893
Idemitsu Kosan Co. Ltd.	1,498,900	9,872,228
Inpex Corp.	300,800	4,644,799
ITOCHU Corp.	645,100	33,082,938
Japan Airlines Co. Ltd.	828,000	13,415,981
Japan Post Bank Co. Ltd.	4,511,600	46,948,462
Japan Post Holdings Co. Ltd.	4,008,600	42,452,910
Japan Post Insurance Co. Ltd.	280,700	5,778,921
Japan Tobacco Inc.	1,866,100	54,910,326
Kansai Electric Power Co. Inc. (The)	565,700	9,682,404
Kao Corp.	330,100	14,454,971
KDDI Corp.	1,575,500	47,406,804
Keisei Electric Railway Co. Ltd.	198,400	5,933,958
Kintetsu Group Holdings Co. Ltd.	820,100	18,993,666
Kirin Holdings Co. Ltd.	1,376,200	19,456,126
Kyocera Corp.	737,500	9,288,784
Kyowa Kirin Co. Ltd.	998,200	21,054,631
McDonald's Holdings Co. Japan Ltd.(c)	645,000	26,721,797
MEIJI Holdings Co. Ltd.	1,190,300	30,060,272
Mitsubishi Corp.	214,600	4,431,931
Mitsubishi UFJ Financial Group Inc.	1,929,000	22,280,626
Mizuho Financial Group Inc.	2,288,120	52,306,754
MS&AD Insurance Group Holdings Inc.	598,800	14,116,432
NEC Corp.	455,800	39,451,602
Nippon Express Holdings Inc.	64,600	3,196,463
Nippon Telegraph & Telephone Corp.	51,801,800	55,205,862
Nissin Foods Holdings Co. Ltd.	1,264,300	37,591,157
Nitori Holdings Co. Ltd.	78,600	9,612,421
Nomura Research Institute Ltd.	190,400	5,877,970
Obayashi Corp.	1,490,800	19,573,195
Obic Co. Ltd.	164,000	25,007,224
Ono Pharmaceutical Co. Ltd.	1,627,100	24,003,508
Oracle Corp./Japan	206,100	16,823,774
Oriental Land Co. Ltd./Japan	272,600	7,804,402
Osaka Gas Co. Ltd.	1,106,200	25,037,889
Otsuka Corp.	1,009,300	22,373,937
Otsuka Holdings Co. Ltd.	1,643,200	83,751,113
Pan Pacific International Holdings Corp.	955,200	24,920,410
Resona Holdings Inc.	1,029,500	7,382,477
SCSK Corp.	1,188,500	23,399,081
Secom Co. Ltd.	824,900	52,672,133
Sekisui Chemical Co. Ltd.	1,036,000	15,631,161
Sekisui House Ltd.	1,405,400	35,214,158
SG Holdings Co. Ltd.	763,900	7,767,829
Shionogi & Co. Ltd.	801,000	35,235,246
Shizuoka Financial Group Inc., NVS	3,302,300	32,984,334
SoftBank Corp.	6,088,400	79,421,662
Sompo Holdings Inc.	859,600	19,600,527
Sumitomo Mitsui Financial Group Inc.	261,900	18,912,564
Suntory Beverage & Food Ltd.	685,200	24,609,745
Takeda Pharmaceutical Co. Ltd.	2,025,000	56,850,387
Tokio Marine Holdings Inc.	631,100	24,760,013
Tokyo Gas Co. Ltd.	654,900	14,348,614
Tokyu Corp.	1,356,100	16,429,666
Security	Shares	Value
Japan (continued)
West Japan Railway Co.	1,382,200	$27,211,417
Yakult Honsha Co. Ltd.	669,000	13,718,123
Yamato Holdings Co. Ltd.	498,400	6,053,110
Zensho Holdings Co. Ltd.	76,100	3,097,559
		1,865,664,604
Netherlands — 4.1%
Coca-Cola Europacific Partners PLC	133,250	9,829,852
Heineken Holding NV	175,319	12,919,337
Heineken NV	212,628	18,868,768
JDE Peet's NV	762,180	16,760,868
Koninklijke Ahold Delhaize NV	2,819,150	90,819,451
Koninklijke KPN NV	16,727,282	65,908,570
Wolters Kluwer NV	316,131	52,923,265
		268,030,111
New Zealand — 0.5%
Auckland International Airport Ltd.	3,126,495	13,918,284
Mercury NZ Ltd.	1,460,773	5,981,326
Meridian Energy Ltd.	1,391,942	5,384,692
Spark New Zealand Ltd.	2,649,013	6,807,918
		32,092,220
Norway — 0.1%
Equinor ASA	190,148	5,035,156
Telenor ASA	321,977	3,836,362
		8,871,518
Portugal — 0.5%
Galp Energia SGPS SA	1,305,252	27,444,764
Jeronimo Martins SGPS SA	444,656	7,771,847
		35,216,611
Singapore — 4.0%
DBS Group Holdings Ltd.	2,654,940	72,754,411
Genting Singapore Ltd.	10,974,000	6,973,461
Oversea-Chinese Banking Corp. Ltd.(c)	4,829,599	53,756,551
Singapore Exchange Ltd.	6,386,500	47,087,038
Singapore Technologies Engineering Ltd.(c)	10,261,900	33,974,866
United Overseas Bank Ltd.	2,138,600	51,858,228
		266,404,555
Spain — 3.9%
ACS Actividades de Construccion y Servicios SA	121,531	5,429,601
Aena SME SA(b)	120,678	22,928,656
CaixaBank SA	4,254,111	24,810,989
Endesa SA	698,830	13,560,236
Iberdrola SA	2,126,003	28,080,659
Industria de Diseno Textil SA	1,946,686	94,587,257
Redeia Corp. SA	2,654,438	47,129,214
Repsol SA	1,241,019	17,700,554
Telefonica SA	707,748	3,205,560
		257,432,726
Sweden — 0.1%
Swedish Orphan Biovitrum AB(a)	247,260	6,460,179
Switzerland — 13.6%
Alcon Inc.	57,853	5,477,784
Baloise Holding AG, Registered	119,572	21,398,757
Banque Cantonale Vaudoise, Registered	225,239	23,908,536
BKW AG	158,482	28,668,035
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	740	9,274,865
Chocoladefabriken Lindt & Spruengli AG, Registered	26	3,219,538
EMS-Chemie Holding AG, Registered	24,133	20,180,882
Givaudan SA, Registered	6,250	30,662,841
Schedule of Investments
30

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Helvetia Holding AG, Registered	98,289	$14,662,662
Holcim AG	153,143	14,311,275
Kuehne + Nagel International AG, Registered	100,837	31,258,522
Nestle SA, Registered	835,301	84,609,804
Novartis AG, Registered	921,942	102,914,380
Roche Holding AG, Bearer	176,901	62,218,179
Roche Holding AG, NVS	261,155	84,551,382
Sandoz Group AG	124,815	5,413,632
Schindler Holding AG, Registered	162,640	42,699,413
SGS SA	449,297	49,123,114
Swiss Prime Site AG, Registered	492,364	49,344,873
Swiss Re AG	101,539	12,518,067
Swisscom AG, Registered	173,581	106,238,869
Zurich Insurance Group AG	182,306	100,226,392
		902,881,802
United Kingdom — 9.7%
AstraZeneca PLC	321,550	51,084,897
BAE Systems PLC	5,411,243	90,249,277
BP PLC	3,878,060	22,923,642
British American Tobacco PLC	236,757	8,400,382
Bunzl PLC	545,566	22,858,862
Compass Group PLC	1,237,072	38,095,642
Diageo PLC	132,439	4,120,835
GSK PLC	3,927,564	76,268,510
Haleon PLC	3,539,141	15,874,470
Hikma Pharmaceuticals PLC	205,512	5,024,738
HSBC Holdings PLC	368,147	3,347,967
National Grid PLC	2,402,515	30,483,532
Pearson PLC	1,114,536	15,121,993
Reckitt Benckiser Group PLC	54,815	2,948,699
RELX PLC	1,296,186	61,176,719
Sage Group PLC (The)	645,521	9,023,451
Security	Shares	Value
United Kingdom (continued)
Shell PLC	1,671,642	$60,954,554
Tesco PLC	5,150,674	21,964,894
Unilever PLC	1,627,329	100,006,974
		639,930,038
Total Long-Term Investments — 99.3% (Cost: $5,987,961,690)		6,583,042,945
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	17,846,637	17,853,775
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)	1,450,000	1,450,000
Total Short-Term Securities — 0.3% (Cost: $19,301,620)		19,303,775
Total Investments — 99.6% (Cost: $6,007,263,310)		6,602,346,720
Other Assets Less Liabilities — 0.4%		29,463,032
Net Assets — 100.0%		$6,631,809,752

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,820,223	$6,029,672 (a)	$—	$2,945	$935	$17,853,775	17,846,637	$135,120 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,290,000	160,000 (a)	—	—	—	1,450,000	1,450,000	195,851	—
				$2,945	$935	$19,303,775		$330,971	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

31
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Min Vol Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	72	09/12/24	$13,308	$(82,824)
SPI 200 Index	69	09/19/24	9,118	426,641
Euro STOXX 50 Index	153	09/20/24	8,113	(20,260)
FTSE 100 Index	66	09/20/24	7,097	144,055
2-Year U.S. Treasury Note	45	09/30/24	9,254	77,699
				$545,311
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$570,696	$—	$77,699	$—	$648,395
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$103,084	$—	$—	$—	$103,084

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$4,892,379	$—	$(194,507)	$—	$4,697,872
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(717,179)	$—	$164,393	$—	$(552,786)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$51,777,646
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
32

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$150,966,707	$6,432,076,238	$—	$6,583,042,945
Short-Term Securities
Money Market Funds	19,303,775	—	—	19,303,775
	$170,270,482	$6,432,076,238	$—	$6,602,346,720
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$570,696	$—	$570,696
Interest Rate Contracts	77,699	—	—	77,699
Liabilities
Equity Contracts	—	(103,084)	—	(103,084)
	$77,699	$467,612	$—	$545,311

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
33
2024 iShares Annual Financial Statements

Statements of Assets and Liabilities
July 31, 2024

	iShares Global Equity Factor ETF	iShares International Equity Factor ETF	iShares International Small-Cap Equity Factor ETF	iShares MSCI EAFE Min Vol Factor ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$109,044,313	$1,118,544,790	$554,116,206	$6,583,042,945
Investments, at value—affiliated(c)	1,533,620	6,467,026	23,299,522	19,303,775
Cash	5,879	1,929	9,032	5,351
Cash pledged for futures contracts	10,000	—	—	48,000
Foreign currency collateral pledged for futures contracts(d)	—	333,130	135,727	2,356,219
Foreign currency, at value(e)	100,918	1,705,081	850,292	9,636,017
Receivables:
Investments sold	—	—	222,640	—
Securities lending income—affiliated	7,402	1,734	46,768	3,544
Capital shares sold	—	41,910	—	—
Dividends—unaffiliated	162,903	973,970	804,123	7,149,434
Dividends—affiliated	607	575	496	3,848
Tax reclaims	51,109	2,748,379	665,375	29,028,399
Variation margin on futures contracts	4,522	43,566	16,874	351,084
Total assets	110,921,273	1,130,862,090	580,167,055	6,650,928,616
LIABILITIES
Collateral on securities loaned, at value	1,241,898	6,317,475	23,188,592	17,812,657
Payables:
Investments purchased	—	33,270	198	—
Deferred foreign capital gain tax	181,286	—	—	—
Investment advisory fees	18,551	140,837	106,381	1,112,314
Professional fees	—	32,618	4,398	193,893
Total liabilities	1,441,735	6,524,200	23,299,569	19,118,864
Commitments and contingent liabilities
NET ASSETS	$109,479,538	$1,124,337,890	$556,867,486	$6,631,809,752
NET ASSETS CONSIST OF
Paid-in capital	$91,687,110	$1,140,858,137	$514,132,972	$7,034,457,769
Accumulated earnings (loss)	17,792,428	(16,520,247)	42,734,514	(402,648,017)
NET ASSETS	$109,479,538	$1,124,337,890	$556,867,486	$6,631,809,752
NET ASSET VALUE
Shares outstanding	2,550,000	37,300,000	16,500,000	90,400,000
Net asset value	$42.93	$30.14	$33.75	$73.36
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$84,666,006	$970,352,607	$495,783,982	$5,987,961,690
(b) Securities loaned, at value	$1,220,406	$6,062,195	$21,404,077	$17,007,222
(c) Investments, at cost—affiliated	$1,510,217	$6,466,449	$23,295,584	$19,301,620
(d) Foreign currency collateral pledged, at cost	$—	$339,704	$135,219	$2,458,743
(e) Foreign currency, at cost	$101,194	$1,687,696	$850,007	$9,331,452
See notes to financial statements.
Statements of Assets and Liabilities
34

Statements of Operations
Year Ended July 31, 2024

	iShares Global Equity Factor ETF	iShares International Equity Factor ETF	iShares International Small-Cap Equity Factor ETF	iShares MSCI EAFE Min Vol Factor ETF
INVESTMENT INCOME
Dividends—unaffiliated	$2,920,010	$37,057,816	$20,351,092	$244,601,817
Dividends—affiliated	10,224	33,000	22,471	195,851
Interest—unaffiliated	1,368	19,453	9,370	106,079
Securities lending income—affiliated—net	48,120	33,650	472,950	135,120
Other income—unaffiliated	—	58,767	—	—
Foreign taxes withheld	(222,262)	(2,972,361)	(1,874,544)	(17,332,835)
Foreign withholding tax claims	—	901,835	44,117	1,714,585
Other foreign taxes	(399)	—	—	—
Total investment income	2,757,061	35,132,160	19,025,456	229,420,617
EXPENSES
Investment advisory	238,754	1,499,809	1,265,111	14,192,984
Commitment costs	555	—	—	—
Interest expense	431	75	558	2,642
Professional	—	100,714	6,027	195,984
Total expenses	239,740	1,600,598	1,271,696	14,391,610
Net investment income	2,517,321	33,531,562	17,753,760	215,029,007
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	2,915,111	(337,640)	(2,965,919)	(83,434,578)
Investments—affiliated	(40)	956	(1,489)	2,945
Foreign currency transactions	(35,424)	(184,867)	(142,402)	(1,806,220)
Futures contracts	10,830	775,538	311,965	4,697,872
In-kind redemptions—unaffiliated(b)	7,730,033	13,943,817	7,081,557	276,736,020
In-kind redemptions—affiliated(b)	2,456	—	—	—
Payments by affiliate	—	—	4,459	—
	10,622,966	14,197,804	4,288,171	196,196,039
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	8,621,993	76,040,977	22,081,896	219,513,534
Investments—affiliated	15,531	188	1,935	935
Foreign currency translations	4,899	23,890	13,328	374,101
Futures contracts	(12,680)	(107,663)	(107,970)	(552,786)
	8,629,743	75,957,392	21,989,189	219,335,784
Net realized and unrealized gain	19,252,709	90,155,196	26,277,360	415,531,823
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,770,030	$123,686,758	$44,031,120	$630,560,830
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(92,726)	$—	$—	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$(123,682)	$—	$—	$—
See notes to financial statements.
35
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets

	iShares Global Equity Factor ETF		iShares International Equity Factor ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,517,321	$2,924,803	$33,531,562	$31,708,432
Net realized gain (loss)	10,622,966	(2,195,725)	14,197,804	(8,918,633)
Net change in unrealized appreciation (depreciation)	8,629,743	14,255,701	75,957,392	105,030,879
Net increase in net assets resulting from operations	21,770,030	14,984,779	123,686,758	127,820,678
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,117,451)	(2,972,728)	(37,376,442)	(24,688,142)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(34,021,333)	(6,755,470)	73,266,376	36,882,133
NET ASSETS
Total increase (decrease) in net assets	(15,368,754)	5,256,581	159,576,692	140,014,669
Beginning of year	124,848,292	119,591,711	964,761,198	824,746,529
End of year	$109,479,538	$124,848,292	$1,124,337,890	$964,761,198

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
36

Statements of Changes in Net Assets(continued)

	iShares International Small-Cap Equity Factor ETF		iShares MSCI EAFE Min Vol Factor ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$17,753,760	$19,239,896	$215,029,007	$219,707,487
Net realized gain (loss)	4,288,171	(8,739,532)	196,196,039	(16,191,748)
Net change in unrealized appreciation (depreciation)	21,989,189	39,346,440	219,335,784	615,833,330
Net increase in net assets resulting from operations	44,031,120	49,846,804	630,560,830	819,349,069
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(21,886,713)	(15,328,281)	(221,241,346)	(204,048,443)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(84,262,141)	358,878,061	(1,500,405,548)	1,173,620,233
NET ASSETS
Total increase (decrease) in net assets	(62,117,734)	393,396,584	(1,091,086,064)	1,788,920,859
Beginning of year	618,985,220	225,588,636	7,722,895,816	5,933,974,957
End of year	$556,867,486	$618,985,220	$6,631,809,752	$7,722,895,816

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
37
2024 iShares Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	iShares Global Equity Factor ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$36.72	$33.22	$38.13	$29.39	$29.23
Net investment income(a)	0.81	0.83	0.81	0.66	0.57
Net realized and unrealized gain (loss)(b)	6.41	3.52	(4.99)	8.73	0.28
Net increase (decrease) from investment operations	7.22	4.35	(4.18)	9.39	0.85
Distributions from net investment income(c)	(1.01)	(0.85)	(0.73)	(0.65)	(0.69)
Net asset value, end of year	$42.93	$36.72	$33.22	$38.13	$29.39
Total Return(d)
Based on net asset value	19.96%	13.34%	(11.08)%	32.16%	2.90%
Ratios to Average Net Assets(e)
Total expenses	0.20%	0.26%	0.35%	0.35%	0.35%
Net investment income	2.11%	2.50%	2.24%	1.92%	2.00%
Supplemental Data
Net assets, end of year (000)	$109,480	$124,848	$119,592	$133,463	$114,623
Portfolio turnover rate(f)	24%	112%	51%	48%	43%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
38

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Equity Factor ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$27.64	$24.62	$30.13	$23.89	$25.68
Net investment income(a)	0.94 (b)	0.90 (b)	0.98	0.79	0.60
Net realized and unrealized gain (loss)(c)	2.60	2.83	(5.09)	6.35	(1.61)
Net increase (decrease) from investment operations	3.54	3.73	(4.11)	7.14	(1.01)
Distributions from net investment income(d)	(1.04)	(0.71)	(1.40)	(0.90)	(0.78)
Net asset value, end of year	$30.14	$27.64	$24.62	$30.13	$23.89
Total Return(e)
Based on net asset value	13.08%(b)	15.37%(b)	(13.97)%	29.97%	(4.03)%
Ratios to Average Net Assets(f)
Total expenses	0.16%	0.15%	0.25%	0.30%	0.30%
Total expenses excluding professional fees for foreign withholding tax claims	0.15%	0.15%	0.25%	N/A	N/A
Net investment income	3.35%(b)	3.57%(b)	3.54%	2.89%	2.44%
Supplemental Data
Net assets, end of year (000)	$1,124,338	$964,761	$824,747	$897,810	$910,213
Portfolio turnover rate(g)	22%	23%	113%	45%	40%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2024 and
July 31, 2023 respectively:
•  Net investment income per share by $0.02 and $0.01.
•  Total return by 0.08% and 0.03%.
•  Ratio of net investment income to average net assets by 0.08% and 0.03%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
39
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Small-Cap Equity Factor ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$32.07	$30.90	$37.47	$28.44	$28.88
Net investment income(a)	1.02	1.15	1.08	0.78	0.68
Net realized and unrealized gain (loss)(b)	1.96	0.87	(6.15)	9.15	(0.32)
Net increase (decrease) from investment operations	2.98	2.02	(5.07)	9.93	0.36
Distributions from net investment income(c)	(1.30)	(0.85)	(1.50)	(0.90)	(0.80)
Net asset value, end of year	$33.75	$32.07	$30.90	$37.47	$28.44
Total Return(d)
Based on net asset value	9.57%(e)	6.73%	(13.81)%	35.22%	1.16%
Ratios to Average Net Assets(f)
Total expenses	0.23%	0.28%	0.40%	0.40%	0.40%
Net investment income	3.23%	3.79%	3.16%	2.31%	2.44%
Supplemental Data
Net assets, end of year (000)	$556,867	$618,985	$225,589	$194,819	$122,273
Portfolio turnover rate(g)	26%	120%	52%	47%	47%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
40

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE Min Vol Factor ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$68.83	$65.71	$77.27	$66.79	$71.90
Net investment income(a)	2.08 (b)	2.00 (b)	1.72 (b)	1.79	1.86
Net realized and unrealized gain (loss)(c)	4.70	2.93	(11.54)	9.96	(4.26)
Net increase (decrease) from investment operations	6.78	4.93	(9.82)	11.75	(2.40)
Distributions from net investment income(d)	(2.25)	(1.81)	(1.74)	(1.27)	(2.71)
Net asset value, end of year	$73.36	$68.83	$65.71	$77.27	$66.79
Total Return(e)
Based on net asset value	10.09%(b)	7.62%(b)	(12.76)%(b)	17.61%	(3.51)%
Ratios to Average Net Assets(f)
Total expenses	0.20%	0.33%	0.32%	0.32%	0.32%
Total expenses after fees waived	0.20%	0.20%	0.20%	0.20%	0.20%
Total expenses excluding professional fees for foreign withholding tax claims	0.20%	0.31%	0.32%	0.32%	N/A
Net investment income	3.03%(b)	3.08%(b)	2.36%(b)	2.48%	2.65%
Supplemental Data
Net assets, end of year (000)	$6,631,810	$7,722,896	$5,933,975	$8,631,346	$10,559,196
Portfolio turnover rate(g)	23%	25%	23%	25%	23%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2024, July 31,
2023 and July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.09 and $0.01.
• Total return by 0.03%, 0.13% and 0.02%.
• Ratio of net investment income to average net assets by 0.02%, 0.13% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
41
2024 iShares Annual Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Global Equity Factor	Diversified
International Equity Factor	Diversified
International Small-Cap Equity Factor	Diversified
MSCI EAFE Min Vol Factor	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Notes to Financial Statements
42

Notes to Financial Statements  (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
43
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Global Equity Factor
Barclays Bank PLC	$196,781	$(196,781)	$—	$—
BofA Securities, Inc.	5,707	(5,707)	—	—
J.P. Morgan Securities LLC	134,516	(134,516)	—	—
Toronto-Dominion Bank	716,512	(716,512)	—	—
Wells Fargo Bank N.A.	166,890	(165,836)	—	1,054(b)
	$1,220,406	$(1,219,352)	$—	$1,054
International Equity Factor
BofA Securities, Inc.	$1,198,061	$(1,198,061)	$—	$—
Goldman Sachs & Co. LLC	3,711,128	(3,711,128)	—	—
HSBC Bank PLC	389,438	(389,438)	—	—
J.P. Morgan Securities LLC	446,978	(446,978)	—	—
State Street Bank & Trust Co.	316,590	(316,590)	—	—
	$6,062,195	$(6,062,195)	$—	$—
Notes to Financial Statements
44

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
International Small-Cap Equity Factor
Barclays Bank PLC	$271,357	$(271,357)	$—	$—
BNP Paribas SA	243,212	(243,212)	—	—
BofA Securities, Inc.	3,020,615	(3,020,615)	—	—
Citigroup Global Markets, Inc.	463,875	(463,875)	—	—
Goldman Sachs & Co. LLC	9,669,474	(9,669,474)	—	—
HSBC Bank PLC	2,745,152	(2,745,152)	—	—
J.P. Morgan Securities LLC	3,084,720	(3,084,720)	—	—
Jefferies LLC	190,641	(190,641)	—	—
Macquarie Bank Ltd.	36,222	(36,222)	—	—
Scotia Capital (USA), Inc.	192,534	(192,534)	—	—
SG Americas Securities LLC	136,227	(136,227)	—	—
State Street Bank & Trust Co.	540,969	(540,969)	—	—
UBS AG	793,983	(793,983)	—	—
Wells Fargo Securities LLC	15,096	(15,096)	—	—
	$21,404,077	$(21,404,077)	$—	$—
MSCI EAFE Min Vol Factor
BofA Securities, Inc.	$5,217,236	$(5,217,236)	$—	$—
J.P. Morgan Securities LLC	1,487,552	(1,487,552)	—	—
State Street Bank & Trust Co.	10,302,434	(10,302,434)	—	—
	$17,007,222	$(17,007,222)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of July 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
45
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Global Equity Factor	0.20%
International Equity Factor	0.15
International Small-Cap Equity Factor	0.23
MSCI EAFE Min Vol Factor	0.20
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses. For the iShares Global Equity Factor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For year ended July 31, 2024, there were no fees waived by BFA pursuant to this arrangement.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Global Equity Factor	$10,521
International Equity Factor	7,062
International Small-Cap Equity Factor	106,342
MSCI EAFE Min Vol Factor	33,166
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Notes to Financial Statements
46

Notes to Financial Statements  (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global Equity Factor	$6,902,471	$8,506,503	$670,736
International Equity Factor	37,351,679	46,042,060	(1,445,123)
International Small-Cap Equity Factor	9,092,679	7,861,418	1,155,263
MSCI EAFE Min Vol Factor	510,403,217	442,077,057	(7,423,974)
During the year ended July 31, 2024, the iShares International Small-Cap Equity Factor ETF received a reimbursement of $4,459 from an affiliate, which is included in payment by affiliate in the Statement of Operations, related to an operating event.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Global Equity Factor	$28,101,270	$33,484,940
International Equity Factor	236,345,907	220,804,073
International Small-Cap Equity Factor	146,116,771	152,447,340
MSCI EAFE Min Vol Factor	1,607,950,200	1,629,916,940
For the year ended July 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Global Equity Factor	$3,240,661	$32,526,281
International Equity Factor	148,108,034	94,219,628
International Small-Cap Equity Factor	6,020,242	86,654,649
MSCI EAFE Min Vol Factor	—	1,484,697,712
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Global Equity Factor	$7,651,750	$ (7,651,750)
International Equity Factor	12,747,952	(12,747,952)
International Small-Cap Equity Factor	5,544,818	(5,544,818)
MSCI EAFE Min Vol Factor	260,704,346	(260,704,346)
47
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 07/31/24	Year Ended 07/31/23
Global Equity Factor
Ordinary income	$3,117,451	$2,972,728
International Equity Factor
Ordinary income	$37,376,442	$24,688,142
International Small-Cap Equity Factor
Ordinary income	$21,886,713	$15,328,281
MSCI EAFE Min Vol Factor
Ordinary income	$221,241,346	$204,048,443
As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Global Equity Factor	$1,097,197	$(6,528,018)	$23,223,249	$17,792,428
International Equity Factor	8,881,169	(162,940,407)	137,538,991	(16,520,247)
International Small-Cap Equity Factor	6,663,080	(13,329,180)	49,400,614	42,734,514
MSCI EAFE Min Vol Factor	16,537,399	(984,937,639)	565,752,223	(402,648,017)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended July 31, 2024, the iShares Global Equity Factor ETF utilized $2,749,120 of its capital loss carryforwards.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Equity Factor	$87,173,581	$27,361,574	$(3,957,222)	$23,404,352
International Equity Factor	987,580,653	193,711,149	(56,236,897)	137,474,252
International Small-Cap Equity Factor	528,042,113	88,648,503	(39,283,466)	49,365,037
MSCI EAFE Min Vol Factor	6,038,069,832	966,891,990	(402,271,285)	564,620,705
9. LINE OF CREDIT
The iShares Global Equity Factor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
Notes to Financial Statements
48

Notes to Financial Statements  (continued)
For the year ended July 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Global Equity Factor	$185,000	$5,137	6.41%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
49
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount
Global Equity Factor
Shares sold	100,000	$3,800,080	—	$—
Shares redeemed	(950,000)	(37,821,413)	(200,000)	(6,755,470)
	(850,000)	$(34,021,333)	(200,000)	$(6,755,470)
Notes to Financial Statements
50

Notes to Financial Statements  (continued)
	Year Ended 07/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount
International Equity Factor
Shares sold	5,900,000	$168,042,398	5,900,000	$144,097,934
Shares redeemed	(3,500,000)	(94,776,022)	(4,500,000)	(107,215,801)
	2,400,000	$73,266,376	1,400,000	$36,882,133
International Small-Cap Equity Factor
Shares sold	200,000	$6,277,815	12,000,000	$358,878,061
Shares redeemed	(3,000,000)	(90,539,956)	—	—
	(2,800,000)	$(84,262,141)	12,000,000	$358,878,061
MSCI EAFE Min Vol Factor
Shares sold	—	$—	33,000,000	$1,899,904,596
Shares redeemed	(21,800,000)	(1,500,405,548)	(11,100,000)	(726,284,363)
	(21,800,000)	$(1,500,405,548)	21,900,000	$1,173,620,233
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF and iShares MSCI EAFE Min Vol Factor ETF are able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
51
2024 iShares Annual Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2024, the related statements of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares Global Equity Factor ETF
iShares International Equity Factor ETF
iShares International Small-Cap Equity Factor ETF
iShares MSCI EAFE Min Vol Factor ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
52

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024:
iShares ETF	Qualified Dividend Income
Global Equity Factor	$2,527,399
International Equity Factor	33,694,548
International Small-Cap Equity Factor	15,955,598
MSCI EAFE Min Vol Factor	197,929,173
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2024:
iShares ETF	Qualified Business Income
Global Equity Factor	$15,568
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
International Equity Factor	$37,057,817	$1,933,137
International Small-Cap Equity Factor	20,351,097	1,768,733
MSCI EAFE Min Vol Factor	244,601,818	15,695,933
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
Global Equity Factor	27.85%
53
2024 iShares Annual Financial Statements

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
Additional Information
54

Board Review and Approval of Investment Advisory Contract
iShares Global Equity Factor ETF, iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,
55
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI EAFE Min Vol Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the
Board Review and Approval of Investment Advisory Contract
56

Board Review and Approval of Investment Advisory Contract (continued)
meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c)
57
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
58

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
59
2024 iShares Annual Financial Statements

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. or STOXX Ltd., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2024

2024 Annual Financial Statements

iShares Trust
• iShares MSCI EAFE Growth ETF | EFG | Cboe BZX
• iShares MSCI EAFE Value ETF | EFV | Cboe BZX

2

Schedule of Investments
July 31, 2024
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.8%
APA Group	2,292,561	$11,882,702
Aristocrat Leisure Ltd.	1,019,208	36,298,175
ASX Ltd.	225,057	9,588,818
Aurizon Holdings Ltd.	1,163,435	2,836,770
BlueScope Steel Ltd.	279,021	4,051,706
Brambles Ltd.	2,484,424	25,327,889
CAR Group Ltd.	639,585	14,627,638
Cochlear Ltd.	116,734	26,376,709
Coles Group Ltd.	1,554,017	18,417,694
Commonwealth Bank of Australia	2,990,662	269,488,863
Computershare Ltd.	955,491	17,233,241
CSL Ltd.	863,433	175,245,014
Endeavour Group Ltd./Australia	2,722,974	9,793,646
Goodman Group	3,056,776	70,568,994
James Hardie Industries PLC(a)	777,343	27,924,977
Lottery Corp. Ltd. (The)	3,976,085	12,956,319
Macquarie Group Ltd.	649,566	89,396,951
Mineral Resources Ltd.	313,758	11,220,855
Northern Star Resources Ltd.	2,049,432	19,021,042
Orica Ltd.	868,940	10,224,713
Origin Energy Ltd.	1,079,955	7,410,080
Pilbara Minerals Ltd.(b)	5,108,325	9,873,695
Pro Medicus Ltd.	102,726	9,692,112
Qantas Airways Ltd.(a)	1,425,397	6,038,642
QBE Insurance Group Ltd.	1,742,356	20,563,373
Ramsay Health Care Ltd.	328,592	10,006,819
REA Group Ltd.	94,378	12,689,089
Reece Ltd.	404,882	7,337,041
SEEK Ltd.	637,164	9,227,145
Seven Group Holdings Ltd.	356,420	9,144,646
Sonic Healthcare Ltd.	815,228	14,774,512
South32 Ltd.	4,048,559	8,120,173
Transurban Group	1,931,854	16,486,046
Treasury Wine Estates Ltd.	1,450,232	11,724,429
Wesfarmers Ltd.	2,026,005	97,779,453
WiseTech Global Ltd.	297,523	18,643,123
Woolworths Group Ltd.	1,088,899	24,569,012
Xero Ltd.(a)	258,193	23,525,811
		1,180,087,917
Austria — 0.1%
Verbund AG	121,715	9,773,179
Belgium — 1.4%
Anheuser-Busch InBev SA/NV	1,605,564	95,329,019
Argenx SE(a)	106,303	54,351,258
D'ieteren Group	38,411	8,827,545
Elia Group SA/NV	26,782	2,781,584
Lotus Bakeries NV	728	7,910,295
UCB SA	226,357	37,822,962
		207,022,663
Denmark — 6.8%
Carlsberg A/S, Class B	110,859	13,386,994
Coloplast A/S, Class B	225,656	29,335,392
Danske Bank A/S	431,308	13,190,470
Demant A/S(a)	178,021	6,825,222
DSV A/S	306,045	56,142,307
Genmab A/S(a)	117,923	33,309,900
Novo Nordisk A/S, Class B	5,826,437	771,961,448
Novonesis (Novozymes) B, Class B	665,071	42,336,577
Pandora A/S	146,965	23,037,250
Security	Shares	Value
Denmark (continued)
Vestas Wind Systems A/S(a)	1,804,870	$44,665,186
		1,034,190,746
Finland — 0.3%
Metso OYJ	1,108,812	11,266,121
UPM-Kymmene OYJ	333,787	11,040,343
Wartsila OYJ Abp	897,821	18,553,324
		40,859,788
France — 12.2%
Accor SA	346,218	13,323,548
Aeroports de Paris SA	21,062	2,767,259
Air Liquide SA	1,031,364	188,181,099
Airbus SE	1,061,689	160,661,773
BioMerieux	74,168	7,826,687
Bureau Veritas SA	369,057	11,547,502
Capgemini SE	278,022	55,193,885
Cie. Generale des Etablissements Michelin SCA	424,392	16,801,186
Dassault Aviation SA	23,013	4,633,299
Dassault Systemes SE	1,192,883	45,220,720
Edenred SE	445,333	18,543,117
EssilorLuxottica SA	527,084	120,617,725
Eurofins Scientific SE	241,216	14,280,921
Getlink SE	189,251	3,372,424
Hermes International SCA	56,588	123,663,716
Ipsen SA	23,788	2,670,920
Kering SA	132,712	40,760,864
Legrand SA	306,013	33,063,759
L'Oreal SA	429,929	185,921,695
LVMH Moet Hennessy Louis Vuitton SE	492,361	347,292,840
Remy Cointreau SA	41,551	3,278,609
Safran SA	610,709	134,168,270
Sartorius Stedim Biotech	52,194	10,415,345
Schneider Electric SE	971,611	234,192,419
STMicroelectronics NV	1,226,280	40,544,291
Thales SA	168,679	26,812,109
Vivendi SE	452,924	4,833,041
		1,850,589,023
Germany — 7.0%
adidas AG	289,666	72,589,505
Bechtle AG(b)	146,648	6,480,900
Beiersdorf AG	179,696	26,082,339
Brenntag SE	232,011	16,504,407
Carl Zeiss Meditec AG, Bearer	72,134	4,935,016
Covestro AG(a)(c)	337,358	19,859,873
CTS Eventim AG & Co. KGaA	72,703	6,403,954
Delivery Hero SE, Class A(a)(c)	343,110	7,633,573
Deutsche Boerse AG	342,634	70,160,630
Hannover Rueck SE	107,494	26,689,741
Infineon Technologies AG	2,349,847	81,629,311
Knorr-Bremse AG	65,064	5,232,175
Merck KGaA	230,357	41,158,409
MTU Aero Engines AG	48,054	13,607,145
Nemetschek SE	103,211	9,858,312
Puma SE	188,798	9,368,744
Qiagen NV, NVS	394,665	17,560,200
Rational AG	9,126	7,988,690
Rheinmetall AG	77,634	42,283,846
SAP SE	1,864,373	394,166,179
Scout24 SE(c)	134,036	10,596,540
Siemens AG, Registered	474,877	86,948,546
Siemens Energy AG(a)	535,457	15,548,888
Siemens Healthineers AG(b)(c)	502,994	26,960,029
3
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Symrise AG, Class A	236,678	$29,828,851
Talanx AG(a)	40,710	3,092,796
Zalando SE(a)(c)	400,709	10,267,876
		1,063,436,475
Hong Kong — 1.7%
AIA Group Ltd.	13,041,600	87,233,379
CK Infrastructure Holdings Ltd.	1,135,500	7,573,499
Futu Holdings Ltd., ADR(a)	100,033	6,330,088
Galaxy Entertainment Group Ltd.	3,906,000	16,420,519
Hong Kong & China Gas Co. Ltd.	19,990,000	16,289,302
Hong Kong Exchanges & Clearing Ltd.	2,126,000	62,710,664
MTR Corp. Ltd.	2,775,000	8,977,387
Sands China Ltd.(a)	4,336,000	8,128,413
SITC International Holdings Co. Ltd.	2,397,000	5,349,570
Techtronic Industries Co. Ltd.	2,456,500	31,459,637
WH Group Ltd.(c)	5,426,000	3,527,137
Wharf Holdings Ltd. (The)(b)	1,211,000	3,320,377
		257,319,972
Ireland — 0.3%
Kerry Group PLC, Class A	181,340	16,954,516
Kingspan Group PLC	277,853	25,997,088
		42,951,604
Israel — 0.7%
Check Point Software Technologies Ltd.(a)(b)	161,022	29,539,486
CyberArk Software Ltd.(a)	75,501	19,356,946
Elbit Systems Ltd.	31,064	5,559,992
Global-e Online Ltd.(a)(b)	178,967	6,142,148
Monday.com Ltd.(a)(b)	65,511	15,055,083
Nice Ltd.(a)	112,191	20,249,252
Wix.com Ltd.(a)	94,012	14,658,821
		110,561,728
Italy — 1.7%
Amplifon SpA	222,878	7,078,694
Davide Campari-Milano NV	1,100,295	9,922,979
DiaSorin SpA	40,216	4,386,396
Ferrari NV	225,270	92,714,958
Infrastrutture Wireless Italiane SpA(c)	602,139	6,700,133
Intesa Sanpaolo SpA	9,129,058	37,071,573
Moncler SpA	393,580	23,467,626
Prysmian SpA	470,470	32,342,223
Recordati Industria Chimica e Farmaceutica SpA	186,961	10,178,749
Tenaris SA, NVS	296,861	4,710,242
UniCredit SpA	944,364	38,789,468
		267,363,041
Japan — 23.3%
Advantest Corp.	1,390,500	61,545,427
Aeon Co. Ltd.	1,166,800	26,622,387
Ajinomoto Co. Inc.	837,600	34,496,761
Asics Corp.	1,153,800	18,830,396
Bandai Namco Holdings Inc.	537,100	11,413,777
Capcom Co. Ltd.	618,500	13,213,582
Chugai Pharmaceutical Co. Ltd.	1,199,300	52,340,418
Daifuku Co. Ltd.	543,100	9,829,178
Dai-ichi Life Holdings Inc.	806,400	24,587,375
Daiichi Sankyo Co. Ltd.	3,305,000	134,604,927
Daikin Industries Ltd.	472,000	68,443,093
Denso Corp.	3,383,000	55,477,838
Dentsu Group Inc.	231,800	6,129,536
Disco Corp.	164,100	54,874,474
FANUC Corp.	847,800	25,134,515
Fast Retailing Co. Ltd.	312,300	86,085,101
Security	Shares	Value
Japan (continued)
Fuji Electric Co. Ltd.	224,900	$12,649,928
Fujitsu Ltd.	2,039,000	37,028,562
Hamamatsu Photonics KK	251,300	7,237,174
Hikari Tsushin Inc.	22,000	4,119,594
Hitachi Ltd.	8,269,000	178,665,494
Hoshizaki Corp.	191,600	6,034,213
Hoya Corp.	625,800	78,413,199
Ibiden Co. Ltd.	197,400	7,651,653
Japan Exchange Group Inc.	576,000	13,523,564
Kao Corp.	412,800	18,076,376
Keisei Electric Railway Co. Ltd.	79,200	2,368,798
Keyence Corp.	347,148	151,793,977
Kikkoman Corp.	1,209,300	15,133,112
Kintetsu Group Holdings Co. Ltd.	324,200	7,508,531
Kobe Bussan Co. Ltd.	265,900	7,139,109
Konami Group Corp.	179,800	13,528,077
Kubota Corp.	1,781,300	25,609,592
Kyowa Kirin Co. Ltd.	480,200	10,128,665
Lasertec Corp.	143,700	25,497,144
M3 Inc.	787,900	7,356,824
Makita Corp.	258,900	8,533,971
Marubeni Corp.	886,900	16,691,247
MatsukiyoCocokara & Co.	303,300	4,946,184
McDonald's Holdings Co. Japan Ltd.(b)	152,500	6,317,944
Minebea Mitsumi Inc.	649,400	15,620,872
Mitsubishi Estate Co. Ltd.	700,900	11,946,089
Mitsubishi Heavy Industries Ltd.	2,856,200	34,234,629
Mitsui & Co. Ltd.	2,988,600	69,347,132
MonotaRO Co. Ltd.	445,900	6,303,375
Murata Manufacturing Co. Ltd.	1,536,200	34,177,337
NEC Corp.	426,800	36,941,518
Nexon Co. Ltd.	596,500	12,847,836
Nidec Corp.	741,700	32,627,876
Nintendo Co. Ltd.	1,208,400	66,774,238
Nippon Paint Holdings Co. Ltd.	1,692,300	10,802,751
Nippon Sanso Holdings Corp.	305,700	9,990,807
Nissin Foods Holdings Co. Ltd.	359,200	10,680,015
Nitori Holdings Co. Ltd.	143,500	17,549,395
Nitto Denko Corp.	255,900	22,220,684
Nomura Research Institute Ltd.	671,070	20,717,066
NTT Data Group Corp.	1,126,900	17,550,810
Obic Co. Ltd.	115,000	17,535,554
Olympus Corp.	2,057,400	35,519,124
Oracle Corp./Japan	69,600	5,681,391
Oriental Land Co. Ltd./Japan	1,264,800	36,210,595
Otsuka Corp.	206,400	4,575,429
Otsuka Holdings Co. Ltd.	743,100	37,874,545
Pan Pacific International Holdings Corp.	682,200	17,798,057
Rakuten Group Inc.(a)	1,740,000	10,208,014
Recruit Holdings Co. Ltd.	2,648,100	151,850,770
Renesas Electronics Corp.	2,712,300	46,716,310
SBI Holdings Inc.	169,900	4,416,319
SCREEN Holdings Co. Ltd.	146,100	12,380,471
SCSK Corp.	181,600	3,575,324
Secom Co. Ltd.	132,200	8,441,333
Seven & i Holdings Co. Ltd.	4,005,800	47,968,464
SG Holdings Co. Ltd.	574,500	5,841,888
Shimadzu Corp.	425,500	12,549,816
Shimano Inc.	136,900	24,286,610
Shin-Etsu Chemical Co. Ltd.	3,218,300	142,991,236
Shiseido Co. Ltd.	250,900	7,840,986
SMC Corp.	103,800	50,505,464
Schedule of Investments
4

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
SoftBank Group Corp.	920,200	$56,235,644
Sony Group Corp.	2,231,300	198,180,931
Sumitomo Metal Mining Co. Ltd.	220,200	6,714,794
Sysmex Corp.	898,200	14,704,671
Takeda Pharmaceutical Co. Ltd.	1,836,600	51,561,196
TDK Corp.	693,500	48,380,154
Terumo Corp.	2,389,000	42,830,827
TIS Inc.	188,200	4,031,513
Toho Co. Ltd./Tokyo	70,500	2,531,812
Tokio Marine Holdings Inc.	3,348,900	131,387,748
Tokyo Electron Ltd.	842,800	176,353,667
Tokyo Gas Co. Ltd.	414,600	9,083,731
Toyota Industries Corp.	260,400	21,891,853
Toyota Motor Corp.	12,306,700	236,421,000
Trend Micro Inc./Japan	237,000	11,359,999
Unicharm Corp.	721,800	24,180,731
Yamaha Motor Co. Ltd.	555,600	5,173,734
Yamato Holdings Co. Ltd.	451,600	5,484,720
Yaskawa Electric Corp.	430,100	14,969,121
Yokogawa Electric Corp.	406,100	10,279,298
Zensho Holdings Co. Ltd.	171,500	6,980,701
ZOZO Inc.	241,100	7,058,185
		3,550,477,877
Netherlands — 6.8%
Adyen NV(a)(c)	39,318	48,095,277
Akzo Nobel NV	306,247	18,935,928
ASM International NV	71,657	49,301,519
ASML Holding NV	713,997	664,853,522
BE Semiconductor Industries NV	142,665	18,378,763
Heineken NV	521,193	46,251,058
IMCD NV	102,575	14,749,611
InPost SA(a)	362,805	6,285,790
Koninklijke Philips NV(a)	507,390	14,252,423
OCI NV	194,270	4,681,982
Prosus NV	1,284,949	44,823,238
Universal Music Group NV	1,492,524	35,558,598
Wolters Kluwer NV	447,906	74,983,624
		1,041,151,333
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	1,047,585	20,223,452
Meridian Energy Ltd.	2,315,327	8,956,783
		29,180,235
Norway — 0.2%
Kongsberg Gruppen ASA	157,097	15,796,831
Salmar ASA	41,343	2,378,662
Yara International ASA	296,098	8,434,750
		26,610,243
Portugal — 0.2%
Galp Energia SGPS SA	829,663	17,444,834
Jeronimo Martins SGPS SA	506,221	8,847,901
		26,292,735
Singapore — 1.3%
DBS Group Holdings Ltd.	3,560,140	97,559,978
Genting Singapore Ltd.	10,789,400	6,856,156
Grab Holdings Ltd., Class A(a)	3,749,212	12,372,400
Keppel Ltd.	2,600,000	12,939,850
Sea Ltd., ADR(a)	654,911	43,027,653
Sembcorp Industries Ltd.(b)	1,595,000	5,703,033
Singapore Exchange Ltd.	1,522,472	11,225,037
Singapore Technologies Engineering Ltd.	2,817,900	9,329,439
Security	Shares	Value
Singapore (continued)
Wilmar International Ltd.	1,211,200	$2,888,147
		201,901,693
Spain — 1.6%
Aena SME SA(c)	133,755	25,413,269
Amadeus IT Group SA	806,372	53,108,323
Cellnex Telecom SA(c)	885,384	30,879,279
Ferrovial SE	927,778	36,893,795
Grifols SA(a)	535,087	5,404,670
Industria de Diseno Textil SA	1,949,021	94,700,712
		246,400,048
Sweden — 4.0%
Alfa Laval AB	516,205	22,824,541
Assa Abloy AB, Class B	1,791,174	54,548,946
Atlas Copco AB, Class A	4,799,316	85,416,579
Atlas Copco AB, Class B	2,789,006	43,636,541
Beijer Ref AB, Class B	643,641	10,220,781
Epiroc AB	1,175,754	21,945,886
Epiroc AB, Class B	696,706	11,714,703
EQT AB	666,936	21,595,309
Essity AB, Class B	1,086,826	30,557,543
Evolution AB(c)	327,967	31,769,915
Getinge AB, Class B	144,789	2,827,419
H & M Hennes & Mauritz AB, Class B	1,024,897	15,944,777
Hexagon AB, Class B	3,700,845	37,691,050
Husqvarna AB, Class B	629,231	4,249,288
Industrivarden AB, Class A	76,222	2,614,733
Industrivarden AB, Class C	99,189	3,362,222
Indutrade AB	488,250	14,357,018
Investment AB Latour, Class B	265,069	7,784,133
Investor AB, Class B	3,090,311	87,734,292
Lifco AB, Class B	416,517	12,356,602
Nibe Industrier AB, Class B	2,707,420	11,897,065
Saab AB	571,880	13,205,290
Sagax AB, Class B	392,618	9,699,386
Sandvik AB	1,235,511	25,293,160
Swedish Orphan Biovitrum AB(a)	348,508	9,105,492
Trelleborg AB, Class B	384,425	14,286,221
		606,638,892
Switzerland — 9.5%
ABB Ltd., Registered	2,858,094	158,643,109
Alcon Inc.	892,025	84,460,970
Avolta AG, Registered	163,598	6,172,786
Bachem Holding AG	60,451	5,424,977
Barry Callebaut AG, Registered	4,113	6,617,865
BKW AG	37,744	6,827,566
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,738	21,783,398
Chocoladefabriken Lindt & Spruengli AG, Registered	194	24,022,705
Cie. Financiere Richemont SA, Class A, Registered	958,004	146,125,606
EMS-Chemie Holding AG, Registered	4,380	3,662,713
Geberit AG, Registered	29,804	18,975,197
Givaudan SA, Registered	16,484	80,871,402
Julius Baer Group Ltd.	141,083	7,721,137
Logitech International SA, Registered	277,615	25,006,483
Lonza Group AG, Registered	133,126	88,649,823
Nestle SA, Registered	3,092,929	313,290,797
Partners Group Holding AG	41,055	55,261,784
Roche Holding AG, Bearer	57,087	20,078,175
Schindler Holding AG, Participation Certificates, NVS	36,332	9,724,404
5
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Schindler Holding AG, Registered	20,960	$5,502,827
SGS SA	93,677	10,242,013
SIG Group AG	355,089	7,456,899
Sika AG, Registered	272,155	82,630,645
Sonova Holding AG, Registered	90,358	27,697,976
Straumann Holding AG	199,019	25,663,840
Temenos AG, Registered	74,281	5,157,960
UBS Group AG, Registered	5,872,099	177,928,547
VAT Group AG(c)	48,136	24,122,677
		1,449,724,281
United Kingdom — 12.4%
Admiral Group PLC	231,941	8,219,896
Antofagasta PLC	351,310	9,147,829
Ashtead Group PLC	782,405	56,464,135
AstraZeneca PLC	2,768,535	439,839,298
Auto Trader Group PLC(c)	1,615,731	16,924,557
BAE Systems PLC	5,400,496	90,070,037
Bunzl PLC	210,798	8,832,300
Burberry Group PLC	638,888	6,393,874
Coca-Cola HBC AG, Class DI	195,391	7,129,801
Compass Group PLC	3,039,461	93,600,224
Diageo PLC	3,975,241	123,689,497
Endeavour Mining PLC	327,413	7,313,594
Experian PLC	1,639,348	77,344,454
Flutter Entertainment PLC(a)	317,374	62,778,401
GSK PLC	7,405,554	143,806,840
Haleon PLC	6,126,096	27,478,003
Halma PLC	679,610	23,262,077
InterContinental Hotels Group PLC	290,748	29,291,587
Intertek Group PLC	186,923	12,138,396
JD Sports Fashion PLC	4,617,586	7,812,238
London Stock Exchange Group PLC	813,401	99,011,776
Melrose Industries PLC	2,350,300	17,797,198
Mondi PLC, NVS	511,199	9,994,789
Next PLC	215,237	25,156,836
NMC Health PLC, NVS(d)	50,450	1
Prudential PLC	4,912,765	44,334,692
RELX PLC	3,354,005	158,300,601
Rentokil Initial PLC	4,515,818	27,574,287
Rolls-Royce Holdings PLC(a)	15,021,859	86,979,599
Sage Group PLC (The)	1,797,961	25,132,896
Severn Trent PLC	239,845	7,929,194
Smith & Nephew PLC	778,933	11,226,623
Spirax Group PLC	131,170	15,313,705
Security	Shares	Value
United Kingdom (continued)
Unilever PLC	1,565,012	$96,177,303
Wise PLC, Class A(a)	1,095,566	10,087,519
		1,886,554,057
Total Common Stocks — 99.5% (Cost: $13,310,003,875)		15,129,087,530
Preferred Stocks
Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	203,263	15,305,847
Sartorius AG, Preference Shares, NVS	46,826	13,280,878
		28,586,725
Total Preferred Stocks — 0.2% (Cost: $34,979,010)		28,586,725
Total Long-Term Investments — 99.7% (Cost: $13,344,982,885)		15,157,674,255
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	36,003,048	36,017,449
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(e)(f)	4,690,000	4,690,000
Total Short-Term Securities — 0.3% (Cost: $40,693,915)		40,707,449
Total Investments — 100.0% (Cost: $13,385,676,800)		15,198,381,704
Other Assets Less Liabilities — 0.0%		6,456,427
Net Assets — 100.0%		$15,204,838,131

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
6

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$66,747,566	$—	$(30,736,827)(a)	$10,888	$(4,178)	$36,017,449	36,003,048	$116,113 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,720,000	970,000 (a)	—	—	—	4,690,000	4,690,000	288,367	—
				$10,888	$(4,178)	$40,707,449		$404,480	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	83	09/12/24	$15,341	$(96,425)
Euro STOXX 50 Index	430	09/20/24	22,803	(42,212)
FTSE 100 Index	41	09/20/24	4,409	94,602
				$(44,035)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$94,602	$—	$—	$—	$94,602
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$138,637	$—	$—	$—	$138,637

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

7
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Growth ETF

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$5,724,443	$—	$—	$—	$5,724,443
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,418,063)	$—	$—	$—	$(1,418,063)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$52,741,037
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$181,303,096	$14,947,784,433	$1	$15,129,087,530
Preferred Stocks	—	28,586,725	—	28,586,725
Short-Term Securities
Money Market Funds	40,707,449	—	—	40,707,449
	$222,010,545	$14,976,371,158	$1	$15,198,381,704
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$94,602	$—	$94,602
Liabilities
Equity Contracts	—	(138,637)	—	(138,637)
	$—	$(44,035)	$—	$(44,035)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments
July 31, 2024
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.1%
Ampol Ltd.	416,273	$9,118,440
ANZ Group Holdings Ltd.	5,265,195	100,170,541
ASX Ltd.	120,767	5,145,420
Aurizon Holdings Ltd.	2,085,523	5,085,071
BHP Group Ltd.	8,878,638	246,603,677
BlueScope Steel Ltd.	503,258	7,307,886
Coles Group Ltd.	826,377	9,793,946
Dexus	1,877,907	8,658,195
Fortescue Ltd.	2,967,562	36,924,864
GPT Group (The)	3,375,988	10,283,322
Insurance Australia Group Ltd.	4,180,483	20,224,773
Medibank Pvt Ltd.	4,811,305	12,525,476
Mirvac Group	6,957,198	9,795,785
National Australia Bank Ltd.	5,431,946	137,192,822
Origin Energy Ltd.	1,976,928	13,564,634
QBE Insurance Group Ltd.	920,579	10,864,719
Rio Tinto Ltd.	650,873	50,014,446
Santos Ltd.	5,675,819	29,587,514
Scentre Group	9,095,163	20,740,860
South32 Ltd.	3,949,880	7,922,253
Stockland	4,211,585	12,720,713
Suncorp Group Ltd.	2,206,289	25,670,438
Telstra Group Ltd.	7,084,097	18,307,175
Transurban Group	3,505,853	29,918,231
Vicinity Ltd.	6,752,767	9,363,383
Washington H Soul Pattinson & Co. Ltd.	413,692	9,628,846
Westpac Banking Corp.	6,080,601	118,831,969
Woodside Energy Group Ltd.	3,324,244	60,284,518
Woolworths Group Ltd.	1,065,312	24,036,814
		1,060,286,731
Austria — 0.3%
Erste Group Bank AG	589,508	30,664,001
OMV AG	257,290	10,765,039
voestalpine AG	186,613	4,786,035
		46,215,075
Belgium — 0.6%
Ageas SA/NV	281,819	13,454,385
Elia Group SA/NV	26,395	2,741,390
Groupe Bruxelles Lambert NV	154,702	11,545,270
KBC Group NV	438,739	33,934,671
Sofina SA	26,896	6,354,909
Syensqo SA	130,139	11,507,903
Umicore SA	366,663	5,035,779
Warehouses De Pauw CVA	306,117	8,292,454
		92,866,761
Denmark — 0.6%
AP Moller - Maersk A/S, Class A	5,321	8,643,620
AP Moller - Maersk A/S, Class B, NVS	7,845	12,978,282
Carlsberg A/S, Class B	58,363	7,047,738
Danske Bank A/S	783,117	23,949,664
Orsted A/S(a)(b)	332,572	19,822,622
Rockwool A/S, Class B	16,263	7,188,451
Tryg A/S	615,640	13,478,885
		93,109,262
Finland — 1.7%
Elisa OYJ	248,025	11,548,395
Fortum OYJ	791,018	12,163,470
Kesko OYJ, Class B	482,194	8,722,263
Kone OYJ, Class B	593,997	30,332,206
Security	Shares	Value
Finland (continued)
Neste OYJ	743,146	$14,998,788
Nokia OYJ	9,336,076	36,689,850
Nordea Bank Abp	5,523,452	64,633,972
Orion OYJ, Class B	188,350	8,657,160
Sampo OYJ, Class A	787,483	34,519,392
Stora Enso OYJ, Class R	1,020,588	12,758,488
UPM-Kymmene OYJ	608,123	20,114,285
		255,138,269
France — 10.1%
Aeroports de Paris SA	39,332	5,167,687
Alstom SA(b)	604,032	11,834,558
Amundi SA(a)	107,165	7,820,974
ArcelorMittal SA	825,564	18,798,657
Arkema SA	104,710	9,449,328
AXA SA	3,179,503	111,631,720
BNP Paribas SA	1,807,981	123,871,501
Bollore SE	1,242,206	7,732,532
Bouygues SA	333,933	11,529,370
Bureau Veritas SA	193,997	6,070,013
Carrefour SA	994,481	14,834,902
Cie. de Saint-Gobain SA	797,974	68,454,786
Cie. Generale des Etablissements Michelin SCA	772,903	30,598,332
Covivio SA/France	87,966	4,528,243
Credit Agricole SA	1,854,088	28,136,644
Danone SA	1,127,237	73,231,004
Dassault Aviation SA	12,028	2,421,645
Eiffage SA	129,002	12,838,501
Engie SA	3,197,557	50,266,113
Eurazeo SE	80,337	6,320,530
Euronext NV(a)	141,051	14,260,671
Gecina SA	80,244	7,955,207
Getlink SE	342,986	6,111,959
Ipsen SA	42,759	4,800,987
Klepierre SA	378,632	10,841,962
La Francaise des Jeux SAEM(a)	183,386	7,115,143
Legrand SA	161,897	17,492,471
Orange SA	3,259,839	36,175,297
Pernod Ricard SA	358,619	47,985,778
Publicis Groupe SA	401,056	41,868,817
Renault SA	336,552	16,310,029
Rexel SA	396,820	10,081,963
Sanofi SA	1,992,833	205,446,084
SEB SA	44,289	4,431,906
Societe Generale SA	1,265,754	32,829,814
Sodexo SA	156,201	14,793,375
Teleperformance SE	94,902	12,217,242
TotalEnergies SE	3,754,698	253,315,546
Unibail-Rodamco-Westfield, New	207,122	15,488,836
Veolia Environnement SA	1,206,467	37,899,596
Vinci SA	877,338	100,119,999
Vivendi SE	825,371	8,807,331
		1,511,887,053
Germany — 9.3%
Allianz SE, Registered	684,659	192,844,743
BASF SE	1,562,523	72,746,599
Bayer AG, Registered	1,719,912	51,168,564
Bayerische Motoren Werke AG	558,824	51,830,435
Commerzbank AG	1,841,898	30,027,492
Continental AG	193,236	11,846,101
CTS Eventim AG & Co. KGaA	37,912	3,339,432
Daimler Truck Holding AG	934,632	36,085,155
9
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Deutsche Bank AG, Registered	3,317,484	$51,638,213
Deutsche Lufthansa AG, Registered	1,044,256	6,544,126
Deutsche Post AG, Registered	1,735,359	77,406,611
Deutsche Telekom AG, Registered	5,674,308	148,425,612
E.ON SE	3,934,757	55,177,566
Evonik Industries AG	449,499	9,103,118
Fresenius Medical Care AG & Co. KGaA	360,041	13,893,208
Fresenius SE & Co. KGaA(b)	737,897	26,439,408
GEA Group AG	272,448	12,030,067
Heidelberg Materials AG	239,058	24,904,866
Henkel AG & Co. KGaA	182,289	14,124,276
Knorr-Bremse AG	63,139	5,077,375
LEG Immobilien SE	130,298	11,366,087
Mercedes-Benz Group AG	1,404,709	92,857,478
MTU Aero Engines AG	47,257	13,381,463
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	238,912	117,670,076
RWE AG	1,106,895	41,310,319
Siemens AG, Registered	864,837	158,349,045
Siemens Energy AG(b)	528,825	15,356,305
Talanx AG(b)	73,180	5,559,588
Volkswagen AG	52,347	6,176,372
Vonovia SE	1,283,566	39,354,388
		1,396,034,088
Hong Kong — 1.8%
AIA Group Ltd.	6,850,000	45,818,660
BOC Hong Kong Holdings Ltd.	6,506,000	18,928,046
CK Asset Holdings Ltd.	3,400,000	12,991,637
CK Hutchison Holdings Ltd.	4,658,000	24,333,895
CLP Holdings Ltd.	2,886,000	24,769,430
Hang Seng Bank Ltd.	1,344,900	16,469,409
Henderson Land Development Co. Ltd.	2,545,794	7,150,683
HKT Trust & HKT Ltd., Class SS	6,614,000	8,010,627
Hongkong Land Holdings Ltd.	1,929,600	6,231,859
Jardine Matheson Holdings Ltd.	275,300	9,698,526
Link REIT	4,487,860	18,934,375
Power Assets Holdings Ltd.	2,498,000	15,920,930
Sino Land Co. Ltd.	6,792,000	7,025,360
Sun Hung Kai Properties Ltd.	2,525,000	21,862,770
Swire Pacific Ltd., Class A	742,000	6,401,068
Swire Properties Ltd.	2,055,400	3,246,153
WH Group Ltd.(a)	9,425,000	6,126,662
Wharf Holdings Ltd. (The)	666,276	1,826,827
Wharf Real Estate Investment Co. Ltd.	2,923,419	7,186,988
		262,933,905
Ireland — 0.3%
AIB Group PLC	2,983,334	17,112,656
Bank of Ireland Group PLC	1,821,299	20,626,094
Kerry Group PLC, Class A	95,456	8,924,729
		46,663,479
Israel — 0.7%
Azrieli Group Ltd.	73,887	4,534,991
Bank Hapoalim BM	2,214,645	20,322,324
Bank Leumi Le-Israel BM	2,655,038	22,879,763
Elbit Systems Ltd.	16,008	2,865,193
ICL Group Ltd.	1,348,254	5,643,893
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	2,159,513	11,024,344
Mizrahi Tefahot Bank Ltd.	270,228	9,751,519
Teva Pharmaceutical Industries Ltd., ADR(b)	1,962,006	34,197,765
		111,219,794
Security	Shares	Value
Italy — 3.6%
Banco BPM SpA	2,277,039	$15,765,467
Enel SpA	14,238,900	101,653,986
Eni SpA	3,731,426	59,702,037
FinecoBank Banca Fineco SpA	1,070,316	18,169,917
Generali	1,782,613	46,139,394
Intesa Sanpaolo SpA	16,643,832	67,587,809
Leonardo SpA	748,917	17,843,225
Mediobanca Banca di Credito Finanziario SpA	894,698	14,523,845
Nexi SpA(a)(b)	1,032,600	6,337,766
Poste Italiane SpA(a)	789,905	10,693,373
Snam SpA	3,532,749	16,881,682
Stellantis NV	3,878,868	64,637,684
Telecom Italia SpA/Milano(b)(c)	17,060,096	4,181,639
Tenaris SA, NVS	535,855	8,502,319
Terna - Rete Elettrica Nazionale	2,473,031	20,593,554
UniCredit SpA	1,719,636	70,633,533
		543,847,230
Japan — 23.0%
AGC Inc.	343,700	12,300,934
Aisin Corp.	309,400	10,437,912
ANA Holdings Inc.	278,700	5,330,896
Asahi Group Holdings Ltd.	842,300	31,007,742
Asahi Kasei Corp.	2,194,100	15,822,235
Astellas Pharma Inc.	3,165,400	36,712,151
Bandai Namco Holdings Inc.	526,500	11,188,519
Bridgestone Corp.	997,800	40,683,942
Brother Industries Ltd.	403,900	8,286,555
Canon Inc.	1,751,900	54,837,439
Central Japan Railway Co.	1,350,700	31,845,375
Chiba Bank Ltd. (The)	931,300	8,723,927
Chubu Electric Power Co. Inc.	1,135,400	14,315,713
Concordia Financial Group Ltd.	1,840,500	11,599,770
Dai Nippon Printing Co. Ltd.	365,800	12,034,166
Dai-ichi Life Holdings Inc.	790,700	24,108,678
Daito Trust Construction Co. Ltd.	102,400	12,314,633
Daiwa House Industry Co. Ltd.	979,800	27,746,351
Daiwa Securities Group Inc.	2,343,100	19,344,852
Dentsu Group Inc.	125,100	3,308,045
East Japan Railway Co.	1,588,800	30,272,049
Eisai Co. Ltd.	441,300	16,829,384
ENEOS Holdings Inc.	5,016,950	26,286,513
FANUC Corp.	834,100	24,728,355
FUJIFILM Holdings Corp.	1,959,900	46,598,439
Fujitsu Ltd.	1,077,900	19,574,834
Hankyu Hanshin Holdings Inc.	399,400	11,396,450
Hikari Tsushin Inc.	12,000	2,247,051
Hitachi Construction Machinery Co. Ltd.	189,400	4,717,408
Honda Motor Co. Ltd.	7,857,100	83,949,754
Hulic Co. Ltd.	677,400	6,612,171
Idemitsu Kosan Co. Ltd.	1,585,215	10,440,725
Inpex Corp.	1,646,900	25,430,582
Isuzu Motors Ltd.	1,020,100	13,799,022
ITOCHU Corp.	2,081,000	106,720,810
Japan Airlines Co. Ltd.	252,800	4,096,087
Japan Exchange Group Inc.	303,000	7,113,958
Japan Post Bank Co. Ltd.	2,529,700	26,324,480
Japan Post Holdings Co. Ltd.	3,648,500	38,639,286
Japan Post Insurance Co. Ltd.	332,500	6,845,356
Japan Real Estate Investment Corp.	2,246	7,790,265
Japan Tobacco Inc.	2,099,600	61,781,106
JFE Holdings Inc.	1,007,900	14,764,081
Kajima Corp.	740,600	14,310,997
Schedule of Investments
10

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kansai Electric Power Co. Inc. (The)	1,235,300	$21,143,139
Kao Corp.	409,900	17,949,386
Kawasaki Kisen Kaisha Ltd.	685,600	10,534,346
KDDI Corp.	2,620,400	78,847,851
Keisei Electric Railway Co. Ltd.	147,200	4,402,614
Kirin Holdings Co. Ltd.	1,366,300	19,316,164
Koito Manufacturing Co. Ltd.	349,200	5,163,377
Komatsu Ltd.	1,617,400	45,978,759
Kyocera Corp.	2,247,700	28,309,694
LY Corp.	4,675,600	11,697,953
Makita Corp.	136,500	4,499,371
Marubeni Corp.	1,619,100	30,471,077
MatsukiyoCocokara & Co.	303,100	4,942,922
Mazda Motor Corp.	997,500	8,603,852
MEIJI Holdings Co. Ltd.	413,000	10,430,053
Mitsubishi Chemical Group Corp.	2,369,800	13,996,618
Mitsubishi Corp.	5,852,900	120,874,404
Mitsubishi Electric Corp.	3,379,200	56,303,439
Mitsubishi Estate Co. Ltd.	1,278,600	21,792,365
Mitsubishi HC Capital Inc.	1,414,200	10,174,345
Mitsubishi Heavy Industries Ltd.	2,805,400	33,625,736
Mitsubishi UFJ Financial Group Inc.	19,439,500	224,533,038
Mitsui & Co. Ltd.	1,576,600	36,583,246
Mitsui Chemicals Inc.	297,400	8,598,433
Mitsui Fudosan Co. Ltd.	4,676,400	48,446,848
Mitsui OSK Lines Ltd.	604,500	19,200,825
Mizuho Financial Group Inc.	4,223,120	96,541,133
MS&AD Insurance Group Holdings Inc.	2,248,424	53,005,552
Murata Manufacturing Co. Ltd.	1,508,500	33,561,068
Nintendo Co. Ltd.	636,600	35,177,491
Nippon Building Fund Inc.	2,689	10,377,524
Nippon Express Holdings Inc.	127,500	6,308,809
Nippon Prologis REIT Inc.	3,977	6,570,790
Nippon Steel Corp.	1,498,200	32,529,508
Nippon Telegraph & Telephone Corp.	52,313,200	55,750,868
Nippon Yusen KK	801,100	25,814,550
Nissan Chemical Corp.	218,700	7,056,561
Nissan Motor Co. Ltd.	4,098,400	13,008,832
Nomura Holdings Inc.	5,251,200	32,376,839
Nomura Real Estate Holdings Inc.	194,200	5,428,803
Nomura Real Estate Master Fund Inc.	7,065	6,931,113
Obayashi Corp.	1,137,000	14,928,041
Omron Corp.	307,100	11,391,521
Ono Pharmaceutical Co. Ltd.	657,600	9,701,129
Oriental Land Co. Ltd./Japan	668,500	19,138,822
ORIX Corp.	2,020,700	48,880,005
Osaka Gas Co. Ltd.	648,000	14,666,924
Otsuka Corp.	197,700	4,382,569
Panasonic Holdings Corp.	4,076,000	33,387,243
Rakuten Group Inc.(b)	915,900	5,373,287
Resona Holdings Inc.	3,692,400	26,477,960
Ricoh Co. Ltd.	965,400	8,987,203
Rohm Co. Ltd.	575,200	7,842,410
SBI Holdings Inc.	308,400	8,016,437
SCSK Corp.	96,900	1,907,758
Secom Co. Ltd.	239,900	15,318,275
Seiko Epson Corp.	503,400	8,714,062
Sekisui Chemical Co. Ltd.	670,500	10,116,500
Sekisui House Ltd.	1,044,400	26,168,825
Shionogi & Co. Ltd.	442,800	19,478,361
Shiseido Co. Ltd.	457,200	14,288,158
Shizuoka Financial Group Inc., NVS	774,300	7,733,934
Security	Shares	Value
Japan (continued)
SoftBank Corp.	4,996,000	$65,171,576
SoftBank Group Corp.	900,000	55,001,173
Sompo Holdings Inc.	1,558,200	35,529,945
Subaru Corp.	1,055,900	20,301,258
SUMCO Corp.	616,100	10,128,923
Sumitomo Corp.	1,821,500	45,259,795
Sumitomo Electric Industries Ltd.	1,256,800	19,011,696
Sumitomo Metal Mining Co. Ltd.	216,100	6,589,769
Sumitomo Mitsui Financial Group Inc.	2,191,000	158,218,508
Sumitomo Mitsui Trust Holdings Inc.	1,145,910	28,964,977
Sumitomo Realty & Development Co. Ltd.	500,600	16,546,196
Suntory Beverage & Food Ltd.	244,900	8,795,865
Suzuki Motor Corp.	2,751,500	31,620,738
T&D Holdings Inc.	856,900	16,063,222
Taisei Corp.	291,100	12,363,410
Takeda Pharmaceutical Co. Ltd.	968,000	27,175,889
TIS Inc.	187,500	4,016,518
Toho Co. Ltd./Tokyo	129,100	4,636,268
Tokyo Electric Power Co. Holdings Inc.(b)	2,689,100	13,469,056
Tokyo Gas Co. Ltd.	221,000	4,842,027
Tokyu Corp.	877,300	10,628,822
Toppan Holdings Inc.	401,400	11,354,058
Toray Industries Inc.	2,427,900	12,622,779
TOTO Ltd.	248,400	6,839,740
Toyota Motor Corp.	6,497,980	124,831,103
Toyota Tsusho Corp.	1,114,000	22,272,223
West Japan Railway Co.	770,900	15,176,734
Yakult Honsha Co. Ltd.	451,500	9,258,195
Yamaha Motor Co. Ltd.	1,017,000	9,470,280
		3,443,138,461
Netherlands — 3.2%
ABN AMRO Bank NV, CVA(a)	760,337	13,273,090
Aegon Ltd.	2,371,412	15,346,006
AerCap Holdings NV	357,710	33,606,854
ASR Nederland NV	276,119	13,872,837
Coca-Cola Europacific Partners PLC	358,161	26,421,537
DSM-Firmenich AG	325,764	41,589,929
EXOR NV, NVS	174,741	17,913,119
Heineken Holding NV	228,077	16,807,099
ING Groep NV	5,783,172	104,970,029
JDE Peet's NV	211,976	4,661,500
Koninklijke Ahold Delhaize NV	1,652,825	53,246,070
Koninklijke KPN NV	6,885,011	27,128,211
Koninklijke Philips NV(b)	911,467	25,602,818
NN Group NV	482,105	24,194,034
Prosus NV	1,238,637	43,207,723
Randstad NV	189,368	9,223,161
		471,064,017
New Zealand — 0.2%
Auckland International Airport Ltd.	2,344,586	10,437,443
Mercury NZ Ltd.	1,237,867	5,068,609
Spark New Zealand Ltd.	3,167,313	8,139,940
		23,645,992
Norway — 1.0%
Aker BP ASA	557,872	13,508,421
DNB Bank ASA	1,479,933	30,575,472
Equinor ASA	1,574,567	41,694,842
Gjensidige Forsikring ASA	343,615	5,813,199
Mowi ASA	822,206	13,877,613
Norsk Hydro ASA	2,326,468	12,904,584
Orkla ASA	1,234,664	10,419,937
11
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Salmar ASA	74,697	$4,297,678
Telenor ASA	1,106,253	13,181,025
		146,272,771
Portugal — 0.2%
EDP Renovaveis SA	551,711	8,576,917
EDP SA	5,699,052	23,488,445
		32,065,362
Singapore — 1.4%
CapitaLand Ascendas REIT	6,581,200	13,435,904
CapitaLand Integrated Commercial Trust	9,435,804	14,739,069
CapitaLand Investment Ltd./Singapore(c)	4,532,500	9,189,792
Oversea-Chinese Banking Corp. Ltd.	5,928,100	65,983,576
Singapore Airlines Ltd.(c)	2,609,700	13,638,055
Singapore Telecommunications Ltd.	14,426,600	33,421,630
United Overseas Bank Ltd.	2,213,600	53,676,879
Wilmar International Ltd.	2,216,500	5,285,319
		209,370,224
Spain — 3.6%
Acciona SA	43,884	5,689,276
ACS Actividades de Construccion y Servicios SA	374,952	16,751,608
Banco Bilbao Vizcaya Argentaria SA	10,220,378	107,121,944
Banco de Sabadell SA	9,634,415	20,330,971
Banco Santander SA	27,705,557	133,655,690
CaixaBank SA	6,581,661	38,385,815
Endesa SA	557,502	10,817,880
Iberdrola SA	10,418,192	137,605,496
Redeia Corp. SA	396,106	7,032,812
Repsol SA	2,136,785	30,476,793
Telefonica SA	8,301,246	37,598,324
		545,466,609
Sweden — 2.3%
Boliden AB	479,553	14,665,975
Fastighets AB Balder, Class B(b)	1,157,270	8,534,096
Getinge AB, Class B	264,359	5,162,364
Holmen AB, Class B	132,854	5,222,759
Industrivarden AB, Class A	139,605	4,789,035
Industrivarden AB, Class C	178,190	6,040,128
L E Lundbergforetagen AB, Class B	132,651	6,705,977
Sandvik AB	659,054	13,492,035
Securitas AB, Class B	858,399	9,234,315
Skandinaviska Enskilda Banken AB, Class A	2,781,440	42,777,122
Skanska AB, Class B	593,288	11,599,827
SKF AB, Class B	599,446	11,144,217
Svenska Cellulosa AB SCA, Class B	1,062,548	14,443,937
Svenska Handelsbanken AB, Class A	2,553,515	25,774,834
Swedbank AB, Class A	1,482,501	31,523,813
Tele2 AB, Class B	945,814	9,737,781
Telefonaktiebolaget LM Ericsson, Class B	4,854,493	33,378,807
Telia Co. AB	4,113,316	11,954,829
Volvo AB, Class A	353,183	9,181,521
Volvo AB, Class B	2,780,902	70,970,709
Volvo Car AB(b)	1,299,912	3,688,290
		350,022,371
Switzerland — 10.2%
Adecco Group AG, Registered	295,096	10,044,570
Baloise Holding AG, Registered	80,325	14,375,064
Banque Cantonale Vaudoise, Registered	53,397	5,667,953
Barry Callebaut AG, Registered	2,186	3,517,300
Clariant AG, Registered	382,357	5,671,713
EMS-Chemie Holding AG, Registered	7,975	6,668,982
Geberit AG, Registered	29,297	18,652,407
Security	Shares	Value
Switzerland (continued)
Helvetia Holding AG, Registered	64,763	$9,661,284
Holcim AG	912,477	85,271,345
Julius Baer Group Ltd.	236,229	12,928,251
Kuehne + Nagel International AG, Registered	84,442	26,176,226
Nestle SA, Registered	1,633,327	165,443,926
Novartis AG, Registered	3,450,485	385,170,134
Roche Holding AG, NVS	1,229,964	398,212,387
Sandoz Group AG	713,891	30,963,774
Schindler Holding AG, Participation Certificates, NVS	35,889	9,605,833
Schindler Holding AG, Registered	20,879	5,481,561
SGS SA	170,739	18,667,455
SIG Group AG	191,142	4,013,998
Swatch Group AG (The), Bearer	50,870	10,476,927
Swatch Group AG (The), Registered	93,318	3,783,815
Swiss Life Holding AG, Registered	51,676	39,569,033
Swiss Prime Site AG, Registered	136,309	13,660,930
Swiss Re AG	528,045	65,099,151
Swisscom AG, Registered	44,956	27,514,962
Temenos AG, Registered	38,872	2,699,213
Zurich Insurance Group AG	255,799	140,630,648
		1,519,628,842
United Kingdom — 17.7%
3i Group PLC	1,701,426	68,449,578
Admiral Group PLC	226,357	8,022,002
Anglo American PLC	2,224,638	67,442,834
Antofagasta PLC	346,517	9,023,022
Associated British Foods PLC	591,540	18,885,067
Aviva PLC	5,142,369	33,126,509
Barclays PLC	26,268,978	78,552,274
Barratt Developments PLC	1,694,479	11,466,355
Berkeley Group Holdings PLC	184,268	12,029,453
BP PLC	29,798,550	176,142,526
British American Tobacco PLC	3,515,336	124,727,741
BT Group PLC	11,307,130	20,505,496
Bunzl PLC	384,648	16,116,502
Centrica PLC	9,337,965	15,920,987
Coca-Cola HBC AG, Class DI	190,655	6,956,984
Croda International PLC	236,438	12,293,395
DCC PLC	173,120	11,927,094
Entain PLC	1,110,927	8,163,777
Glencore PLC	18,155,633	100,742,656
Haleon PLC	5,954,263	26,707,263
Hargreaves Lansdown PLC	618,494	8,786,377
Hikma Pharmaceuticals PLC	293,522	7,176,570
HSBC Holdings PLC	33,054,862	300,604,338
Imperial Brands PLC	1,434,715	39,543,384
Informa PLC	2,366,097	26,441,549
Intertek Group PLC	98,215	6,377,881
J Sainsbury PLC	2,892,375	10,256,931
Kingfisher PLC	3,255,465	11,573,598
Land Securities Group PLC	1,230,365	10,061,197
Legal & General Group PLC	10,396,744	31,009,597
Lloyds Banking Group PLC	110,703,480	84,571,904
M&G PLC	3,930,781	10,733,568
Mondi PLC, NVS	268,611	5,251,791
National Grid PLC	8,398,472	106,561,288
NatWest Group PLC, NVS	11,437,540	54,265,226
Pearson PLC	1,088,699	14,771,437
Persimmon PLC	555,828	11,334,597
Phoenix Group Holdings PLC	1,218,949	8,585,169
Reckitt Benckiser Group PLC	1,235,008	66,435,586
Schedule of Investments
12

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Rio Tinto PLC	1,973,461	$128,339,884
Schroders PLC	1,401,432	7,082,100
Segro PLC	2,210,324	26,016,857
Severn Trent PLC	233,996	7,735,828
Shell PLC	11,192,899	408,136,532
Smith & Nephew PLC	760,069	10,954,739
Smiths Group PLC	607,887	13,962,652
SSE PLC	1,918,335	46,427,159
Standard Chartered PLC	3,858,667	38,117,014
Taylor Wimpey PLC	6,202,878	12,716,986
Tesco PLC	12,303,903	52,469,623
Unilever PLC	2,846,502	174,930,854
United Utilities Group PLC	1,192,651	15,849,887
Vodafone Group PLC	40,235,155	37,650,025
Whitbread PLC	320,767	12,019,129
WPP PLC	1,885,287	18,185,625
		2,652,138,397
Total Common Stocks — 98.9% (Cost: $13,447,544,487)		14,813,014,693
Preferred Stocks
Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	103,812	8,899,966
Henkel AG & Co. KGaA, Preference Shares, NVS	295,709	25,295,469
Porsche Automobil Holding SE, Preference Shares, NVS	268,778	12,014,233
Volkswagen AG, Preference Shares, NVS	361,367	40,329,631
		86,539,299
Total Preferred Stocks — 0.5% (Cost: $126,351,539)		86,539,299
Total Long-Term Investments — 99.4% (Cost: $13,573,896,026)		14,899,553,992
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	5,406,258	$5,408,421
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)(e)	4,590,000	4,590,000
Total Short-Term Securities — 0.1% (Cost: $9,992,942)		9,998,421
Total Investments — 99.5% (Cost: $13,583,888,968)		14,909,552,413
Other Assets Less Liabilities — 0.5%		71,378,354
Net Assets — 100.0%		$14,980,930,767

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,634,209	$—	$(15,211,727)(a)	$(8,992)	$(5,069)	$5,408,421	5,406,258	$244,205 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	4,590,000 (a)	—	—	—	4,590,000	4,590,000	682,109	—
				$(8,992)	$(5,069)	$9,998,421		$926,314	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

13
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Value ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	106	09/12/24	$19,592	$(82,562)
Euro STOXX 50 Index	405	09/20/24	21,477	(23,223)
FTSE 100 Index	355	09/20/24	38,176	777,811
				$672,026
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$777,811	$—	$—	$—	$777,811
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$105,785	$—	$—	$—	$105,785

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$13,292,973	$—	$—	$—	$13,292,973
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,434,986)	$—	$—	$—	$(1,434,986)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$112,550,961
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
14

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI EAFE Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$131,570,393	$14,681,444,300	$—	$14,813,014,693
Preferred Stocks	—	86,539,299	—	86,539,299
Short-Term Securities
Money Market Funds	9,998,421	—	—	9,998,421
	$141,568,814	$14,767,983,599	$—	$14,909,552,413
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$777,811	$—	$777,811
Liabilities
Equity Contracts	—	(105,785)	—	(105,785)
	$—	$672,026	$—	$672,026

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
15
2024 iShares Annual Financial Statements

Statements of Assets and Liabilities
July 31, 2024

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$15,157,674,255	$14,899,553,992
Investments, at value—affiliated(c)	40,707,449	9,998,421
Cash	7,103	363
Foreign currency collateral pledged for futures contracts(d)	2,645,488	4,381,504
Foreign currency, at value(e)	14,872,559	18,853,431
Receivables:
Securities lending income—affiliated	8,438	2,843
Capital shares sold	2,698,740	—
Dividends—unaffiliated	5,000,598	15,021,803
Dividends—affiliated	21,867	13,968
Tax reclaims	23,926,651	42,255,188
Variation margin on futures contracts	262,065	596,755
Total assets	15,247,825,213	14,990,678,268
LIABILITIES
Collateral on securities loaned, at value	36,001,818	5,419,951
Payables:
Investments purchased	1,973,734	—
Capital shares redeemed	—	45,845
Investment advisory fees	4,334,613	4,240,943
Professional fees	676,917	40,762
Total liabilities	42,987,082	9,747,501
Commitments and contingent liabilities
NET ASSETS	$15,204,838,131	$14,980,930,767
NET ASSETS CONSIST OF
Paid-in capital	$14,801,413,649	$14,972,483,260
Accumulated earnings	403,424,482	8,447,507
NET ASSETS	$15,204,838,131	$14,980,930,767
NET ASSET VALUE
Shares outstanding	147,200,000	270,800,000
Net asset value	$103.29	$55.32
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$13,344,982,885	$13,573,896,026
(b) Securities loaned, at value	$34,772,179	$4,961,880
(c) Investments, at cost—affiliated	$40,693,915	$9,992,942
(d) Foreign currency collateral pledged, at cost	$2,648,655	$4,395,131
(e) Foreign currency, at cost	$14,815,250	$18,749,710
See notes to financial statements.
Statements of Assets and Liabilities
16

Statements of Operations
Year Ended July 31, 2024

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF
INVESTMENT INCOME
Dividends—unaffiliated	$221,702,675	$777,974,721
Dividends—affiliated	288,367	682,109
Interest—unaffiliated	149,935	334,638
Securities lending income—affiliated—net	116,113	244,205
Other income—unaffiliated	700,036	—
Foreign taxes withheld	(16,115,055)	(55,275,702)
Foreign withholding tax claims	7,223,659	—
Total investment income	214,065,730	723,959,971
EXPENSES
Investment advisory	41,894,443	54,702,522
Professional	800,634	44,209
Interest expense	15,119	801
Total expenses	42,710,196	54,747,532
Net investment income	171,355,534	669,212,439
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(391,244,637)	16,578,811
Investments—affiliated	10,888	(8,992)
Foreign currency transactions	(492,707)	(3,802,126)
Futures contracts	5,724,443	13,292,973
In-kind redemptions—unaffiliated(a)	292,682,405	862,944,983
	(93,319,608)	889,005,649
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	581,950,012	612,393,825
Investments—affiliated	(4,178)	(5,069)
Foreign currency translations	49,991	384,067
Futures contracts	(1,418,063)	(1,434,986)
	580,577,762	611,337,837
Net realized and unrealized gain	487,258,154	1,500,343,486
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$658,613,688	$2,169,555,925
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
17
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets

	iShares MSCI EAFE Growth ETF		iShares MSCI EAFE Value ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$171,355,534	$176,336,688	$669,212,439	$642,640,998
Net realized gain (loss)	(93,319,608)	96,447,934	889,005,649	51,124,366
Net change in unrealized appreciation (depreciation)	580,577,762	1,144,191,883	611,337,837	2,074,500,708
Net increase in net assets resulting from operations	658,613,688	1,416,976,505	2,169,555,925	2,768,266,072
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(193,593,828)	(151,624,443)	(758,932,956)	(577,034,652)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,802,257,024	1,536,591,246	(3,537,523,848)	643,286,775
NET ASSETS
Total increase (decrease) in net assets	2,267,276,884	2,801,943,308	(2,126,900,879)	2,834,518,195
Beginning of year	12,937,561,247	10,135,617,939	17,107,831,646	14,273,313,451
End of year	$15,204,838,131	$12,937,561,247	$14,980,930,767	$17,107,831,646

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
18

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$96.55	$86.78	$108.95	$86.52	$80.40
Net investment income(a)	1.39 (b)	1.39 (b)	1.19 (b)	1.15	1.06
Net realized and unrealized gain (loss)(c)	6.90	9.48	(21.67)	22.53	6.06
Net increase (decrease) from investment operations	8.29	10.87	(20.48)	23.68	7.12
Distributions from net investment income(d)	(1.55)	(1.10)	(1.69)	(1.25)	(1.00)
Net asset value, end of year	$103.29	$96.55	$86.78	$108.95	$86.52
Total Return(e)
Based on net asset value	8.66%(b)	12.58%(b)	(18.92)%(b)	27.42%	8.91%
Ratios to Average Net Assets(f)
Total expenses	0.36%	0.36%	0.36%	0.36%	0.39%
Total expenses excluding professional fees for foreign withholding tax claims	0.35%	0.35%	0.36%	0.36%	N/A
Net investment income	1.44%(b)	1.57%(b)	1.19%(b)	1.15%	1.31%
Supplemental Data
Net assets, end of year (000)	$15,204,838	$12,937,561	$10,135,618	$12,115,330	$7,994,330
Portfolio turnover rate(g)	22%	19%	25%	24%	33%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2024, July 31,
2023 and July 31, 2022 respectively:
• Net investment income per share by $0.05, $0.03 and $0.01.
• Total return by 0.05%, 0.03% and 0.01%.
• Ratio of net investment income to average net assets by 0.05%, 0.03% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
19
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE Value ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$50.92	$44.33	$51.48	$39.94	$47.08
Net investment income(a)	2.07	1.99 (b)	2.06 (b)	1.67	1.48
Net realized and unrealized gain (loss)(c)	4.82	6.45	(6.66)	11.39	(7.18)
Net increase (decrease) from investment operations	6.89	8.44	(4.60)	13.06	(5.70)
Distributions from net investment income(d)	(2.49)	(1.85)	(2.55)	(1.52)	(1.44)
Net asset value, end of year	$55.32	$50.92	$44.33	$51.48	$39.94
Total Return(e)
Based on net asset value	13.89%	19.39%(b)	(9.23)%(b)	32.79%	(12.48)%
Ratios to Average Net Assets(f)
Total expenses	0.33%	0.34%	0.35%	0.36%	0.39%
Total expenses excluding professional fees for foreign withholding tax claims	0.33%	0.34%	0.33%	0.36%	N/A
Net investment income	4.00%	4.29%(b)	4.17%(b)	3.42%	3.36%
Supplemental Data
Net assets, end of year (000)	$14,980,931	$17,107,832	$14,273,313	$14,434,306	$5,799,502
Portfolio turnover rate(g)	28%	22%	26%	25%	27%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2023 and July 31, 2022 respectively:
• Net investment income per share by $0.02 and $0.06.
• Total return by 0.04% and 0.12%.
• Ratio of net investment income to average net assets by 0.04% and 0.13%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI EAFE Growth	Diversified
MSCI EAFE Value	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
21
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements
22

Notes to Financial Statements  (continued)
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI EAFE Growth
BNP Paribas SA	$264,264	$(264,264)	$—	$—
BofA Securities, Inc.	134,261	(134,261)	—	—
Citigroup Global Markets, Inc.	13,313,884	(13,313,884)	—	—
Goldman Sachs & Co. LLC	7,929,198	(7,929,198)	—	—
HSBC Bank PLC	106,501	(106,501)	—	—
J.P. Morgan Securities LLC	5,803,007	(5,803,007)	—	—
Morgan Stanley	3,312,020	(3,312,020)	—	—
State Street Bank & Trust Co.	3,656,253	(3,656,253)	—	—
Wells Fargo Securities LLC	252,791	(252,791)	—	—
	$34,772,179	$(34,772,179)	$—	$—
MSCI EAFE Value
BofA Securities, Inc.	$4,266,539	$(4,266,539)	$—	$—
Macquarie Bank Ltd.	104,518	(104,518)	—	—
Morgan Stanley	590,823	(590,823)	—	—
	$4,961,880	$(4,961,880)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
23
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Average Daily Net Assets	Investment Advisory Fees
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion, up to and including $10.5 billion	0.3095
Over $10.5 billion	0.2940
For its investment advisory services to the iShares MSCI EAFE Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Average Daily Net Assets	Investment Advisory Fees
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion, up to and including $10.5 billion	0.3096
Over $10.5 billion, up to and including $12 billion	0.2941
Over $12 billion, up to and including $13.5 billion	0.2793
Over $13.5 billion, up to and including $15 billion	0.2653
Over $15 billion	0.2520
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Notes to Financial Statements
24

Notes to Financial Statements  (continued)
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI EAFE Growth	$36,771
MSCI EAFE Value	65,870
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI EAFE Growth	$2,188,462,301	$2,155,402,148	$(293,983,141)
MSCI EAFE Value	2,447,835,617	2,486,013,287	144,684,594
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI EAFE Growth	$2,803,360,852	$2,662,436,200
MSCI EAFE Value	4,599,191,867	4,732,715,598
For the year ended July 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI EAFE Growth	$3,522,254,373	$1,883,982,768
MSCI EAFE Value	921,177,826	4,410,798,446
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
25
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
MSCI EAFE Growth	$278,711,055	$ (278,711,055)
MSCI EAFE Value	728,002,011	(728,002,011)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 07/31/24	Year Ended 07/31/23
MSCI EAFE Growth
Ordinary income	$193,593,828	$151,624,443
MSCI EAFE Value
Ordinary income	$758,932,956	$577,034,652
As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
MSCI EAFE Growth	$51,735,035	$(1,377,449,217)	$1,729,138,664	$403,424,482
MSCI EAFE Value	135,330,627	(1,130,024,311)	1,003,141,191	8,447,507

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended July 31, 2024, the iShares MSCI EAFE Value ETF utilized $39,783,002 of its capital loss carryforwards.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Growth	$13,470,001,760	$2,376,491,821	$(648,208,302)	$1,728,283,519
MSCI EAFE Value	13,907,456,158	2,085,236,867	(1,083,223,174)	1,002,013,693
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or
Notes to Financial Statements
26

Notes to Financial Statements  (continued)
industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
27
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount
MSCI EAFE Growth
Shares sold	36,000,000	$3,729,194,385	32,800,000	$2,965,743,755
Shares redeemed	(22,800,000)	(1,926,937,361)	(15,600,000)	(1,429,152,509)
	13,200,000	$1,802,257,024	17,200,000	$1,536,591,246
MSCI EAFE Value
Shares sold	19,600,000	$969,912,608	55,200,000	$2,579,661,094
Shares redeemed	(84,800,000)	(4,507,436,456)	(41,200,000)	(1,936,374,319)
	(65,200,000)	$(3,537,523,848)	14,000,000	$643,286,775
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. FOREIGN WITHHOLDING TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which the iShares MSCI EAFE Growth ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the iShares MSCI EAFE Growth ETF will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
28

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2024, the related statements of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares MSCI EAFE Growth ETF
iShares MSCI EAFE Value ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
 Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
29
2024 iShares Annual Financial Statements

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024:
iShares ETF	Qualified Dividend Income
MSCI EAFE Growth	$206,062,605
MSCI EAFE Value	726,544,730
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI EAFE Growth	$221,702,679	$6,803,565
MSCI EAFE Value	777,974,723	51,870,179
Important Tax Information
30

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
31
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract
iShares MSCI EAFE Growth ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided:  Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract
32

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 4-5, 2024 meeting to revise the Advisory Agreement for the Fund to provide for one or more additional breakpoints, as the assets of the Fund, on an aggregate basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
33
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI EAFE Value ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services
Board Review and Approval of Investment Advisory Contract
34

Board Review and Approval of Investment Advisory Contract (continued)
required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 4-5, 2024 meeting to revise the Advisory Agreement for the Fund to provide for one or more additional breakpoints, as the assets of the Fund, on an aggregate basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
35
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
36

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
37
2024 iShares Annual Financial Statements

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2024

2024 Annual Financial Statements

iShares Trust
• iShares MSCI Intl Momentum Factor ETF | IMTM | NYSE Arca
• iShares MSCI Intl Quality Factor ETF | IQLT | NYSE Arca
• iShares MSCI Intl Size Factor ETF | ISZE | NYSE Arca
• iShares MSCI Intl Value Factor ETF | IVLU | NYSE Arca

2

Schedule of Investments
July 31, 2024
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 3.5%
CAR Group Ltd.	84,093	$1,923,250
Cochlear Ltd.	16,791	3,794,022
Fortescue Ltd.	220,223	2,740,197
Goodman Group	658,774	15,208,513
Insurance Australia Group Ltd.	446,189	2,158,619
James Hardie Industries PLC(a)	120,418	4,325,851
Northern Star Resources Ltd.	154,114	1,430,352
Pro Medicus Ltd.	18,243	1,721,212
QBE Insurance Group Ltd.	208,461	2,460,267
Reece Ltd.	78,445	1,421,536
Rio Tinto Ltd.	43,191	3,318,887
Seven Group Holdings Ltd.	65,203	1,672,909
Suncorp Group Ltd.	325,291	3,784,800
Wesfarmers Ltd.	311,017	15,010,364
Westpac Banking Corp.	711,201	13,898,859
WiseTech Global Ltd.	41,996	2,631,516
Xero Ltd.(a)	19,823	1,806,215
		79,307,369
Austria — 0.2%
Erste Group Bank AG	67,477	3,509,901
Belgium — 0.5%
D'ieteren Group	4,729	1,086,810
Lotus Bakeries NV	112	1,216,968
UCB SA	56,565	9,451,689
		11,755,467
Canada — 5.3%
ARC Resources Ltd.	87,096	1,507,061
Brookfield Asset Management Ltd.	85,014	3,710,530
Brookfield Corp., Class A	301,449	14,700,729
Cameco Corp.	66,602	3,031,376
Canadian Imperial Bank of Commerce	210,796	10,901,267
Constellation Software Inc./Canada	4,892	15,435,462
Descartes Systems Group Inc. (The)(a)	15,405	1,566,777
Dollarama Inc.	68,394	6,411,643
Element Fleet Management Corp.	63,534	1,215,321
Fairfax Financial Holdings Ltd.	6,383	7,527,608
Ivanhoe Mines Ltd., Class A(a)(b)	202,878	2,652,336
Kinross Gold Corp.	182,888	1,662,438
Loblaw Companies Ltd.	37,460	4,619,248
Lundin Mining Corp.	207,667	2,096,750
Manulife Financial Corp.	454,475	12,107,044
MEG Energy Corp.(a)	35,376	733,066
National Bank of Canada	71,807	6,006,064
Onex Corp.	18,378	1,259,365
Parkland Corp.	16,718	468,973
Restaurant Brands International Inc.	34,499	2,415,542
Stantec Inc.	29,615	2,605,751
TFI International Inc.	10,730	1,670,217
Thomson Reuters Corp.	34,135	5,531,964
TMX Group Ltd.	86,557	2,630,596
Wheaton Precious Metals Corp.	57,907	3,462,299
WSP Global Inc.	17,965	2,984,169
		118,913,596
Denmark — 5.2%
Danske Bank A/S	145,536	4,450,852
Novo Nordisk A/S, Class B	813,886	107,834,104
Pandora A/S	21,149	3,315,176
Rockwool A/S, Class B	2,108	931,763
		116,531,895
Security	Shares	Value
Finland — 0.2%
Wartsila OYJ Abp	162,096	$3,349,687
France — 8.2%
Accor SA	41,243	1,587,159
Air Liquide SA	81,142	14,805,045
Airbus SE	106,897	16,176,358
AXA SA	241,569	8,481,440
Cie. de Saint-Gobain SA	126,982	10,893,244
Cie. Generale des Etablissements Michelin SCA	149,407	5,914,850
Credit Agricole SA	212,006	3,217,289
EssilorLuxottica SA	42,423	9,708,065
Eurazeo SE	15,915	1,252,116
Euronext NV(c)	16,306	1,648,585
Hermes International SCA	5,276	11,529,825
Publicis Groupe SA	68,278	7,127,980
Renault SA	41,282	2,000,614
Safran SA	105,329	23,140,006
Schneider Electric SE	171,909	41,436,114
SEB SA	4,130	413,280
Sodexo SA	13,583	1,286,409
Thales SA	12,977	2,062,739
TotalEnergies SE	264,116	17,818,927
Unibail-Rodamco-Westfield, New	39,119	2,925,367
		183,425,412
Germany — 7.0%
adidas AG	34,335	8,604,257
Beiersdorf AG	14,550	2,111,889
Commerzbank AG	205,701	3,353,435
CTS Eventim AG & Co. KGaA	15,040	1,324,780
Daimler Truck Holding AG	135,511	5,231,936
Deutsche Bank AG, Registered	475,461	7,400,776
Hannover Rueck SE	8,798	2,184,460
Heidelberg Materials AG	37,229	3,878,486
LEG Immobilien SE	16,532	1,442,111
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	18,484	9,103,828
Nemetschek SE	7,815	746,458
Rational AG	1,046	915,644
Rheinmetall AG	18,216	9,921,459
SAP SE	294,273	62,215,267
Siemens AG, Registered	174,028	31,864,002
Siemens Energy AG(a)	178,829	5,192,933
Talanx AG(a)	18,236	1,385,415
		156,877,136
Hong Kong — 0.2%
Futu Holdings Ltd., ADR(a)	6,582	416,509
Swire Pacific Ltd., Class A	74,000	638,381
Techtronic Industries Co. Ltd.	291,000	3,726,747
		4,781,637
Ireland — 0.1%
AIB Group PLC	260,465	1,494,049
Bank of Ireland Group PLC	128,464	1,454,847
		2,948,896
Israel — 0.5%
Azrieli Group Ltd.	8,303	509,616
CyberArk Software Ltd.(a)	11,729	3,007,081
Monday.com Ltd.(a)	9,286	2,134,016
Teva Pharmaceutical Industries Ltd., ADR(a)	301,406	5,253,507
		10,904,220
Italy — 3.6%
Banco BPM SpA	307,732	2,130,635
3
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Ferrari NV	40,823	$16,801,628
Generali	207,035	5,358,689
Intesa Sanpaolo SpA	4,269,551	17,337,930
Leonardo SpA	133,387	3,177,995
Mediobanca Banca di Credito Finanziario SpA	109,081	1,770,738
Poste Italiane SpA(c)	106,164	1,437,200
Prysmian SpA	82,185	5,649,766
Stellantis NV	388,812	6,479,186
UniCredit SpA	471,393	19,362,326
		79,506,093
Japan — 42.7%
Advantest Corp.	195,400	8,648,670
Aeon Co. Ltd.	97,200	2,217,772
Aisin Corp.	33,700	1,136,903
Ajinomoto Co. Inc.	71,800	2,957,101
Asahi Kasei Corp.	239,300	1,725,656
Asics Corp.	166,300	2,714,071
Bridgestone Corp.	146,300	5,965,184
Brother Industries Ltd.	45,000	923,236
Canon Inc.	257,600	8,063,317
Chiba Bank Ltd. (The)	138,300	1,295,521
Chubu Electric Power Co. Inc.	135,000	1,702,150
Chugai Pharmaceutical Co. Ltd.	138,300	6,035,754
Concordia Financial Group Ltd.	321,900	2,028,778
Dai Nippon Printing Co. Ltd.	39,200	1,289,610
Daifuku Co. Ltd.	61,000	1,103,995
Dai-ichi Life Holdings Inc.	193,700	5,905,970
Daiichi Sankyo Co. Ltd.	388,400	15,818,624
Daito Trust Construction Co. Ltd.	10,000	1,202,601
Daiwa House Industry Co. Ltd.	116,700	3,304,755
Daiwa Securities Group Inc.	630,200	5,202,990
Denso Corp.	373,800	6,129,949
Disco Corp.	47,400	15,850,396
East Japan Railway Co.	126,500	2,410,256
ENEOS Holdings Inc.	914,000	4,788,940
Fast Retailing Co. Ltd.	37,700	10,391,957
Fuji Electric Co. Ltd.	63,200	3,554,804
FUJIFILM Holdings Corp.	303,100	7,206,483
Fujitsu Ltd.	397,300	7,215,031
Hikari Tsushin Inc.	4,000	749,017
Hitachi Construction Machinery Co. Ltd.	21,200	528,031
Hitachi Ltd.	2,235,900	48,310,337
Honda Motor Co. Ltd.	1,250,100	13,356,784
Hoshizaki Corp.	16,500	519,648
Hoya Corp.	74,800	9,372,495
Hulic Co. Ltd.	69,600	679,373
Idemitsu Kosan Co. Ltd.	380,400	2,505,434
Inpex Corp.	185,800	2,869,028
ITOCHU Corp.	417,100	21,390,317
Japan Exchange Group Inc.	170,700	4,007,765
Japan Post Bank Co. Ltd.	371,800	3,869,013
Japan Post Holdings Co. Ltd.	506,000	5,358,772
Japan Post Insurance Co. Ltd.	32,300	664,977
Japan Tobacco Inc.	409,900	12,061,381
JFE Holdings Inc.	100,800	1,476,555
Kajima Corp.	143,700	2,776,789
Kansai Electric Power Co. Inc. (The)	221,900	3,797,994
Kao Corp.	99,300	4,348,314
Kawasaki Kisen Kaisha Ltd.	86,800	1,333,695
Keisei Electric Railway Co. Ltd.	17,000	508,454
Komatsu Ltd.	267,700	7,610,062
Konami Group Corp.	22,100	1,662,795
Security	Shares	Value
Japan (continued)
Kubota Corp.	203,800	$2,930,014
Lasertec Corp.	18,000	3,193,797
Makita Corp.	37,800	1,245,980
Marubeni Corp.	385,800	7,260,664
Mazda Motor Corp.	121,100	1,044,538
McDonald's Holdings Co. Japan Ltd.	27,200	1,126,873
Mitsubishi Chemical Group Corp.	188,800	1,115,099
Mitsubishi Corp.	1,702,100	35,151,860
Mitsubishi Electric Corp.	985,100	16,413,506
Mitsubishi Estate Co. Ltd.	550,900	9,389,500
Mitsubishi HC Capital Inc.	202,300	1,455,431
Mitsubishi Heavy Industries Ltd.	1,636,700	19,617,610
Mitsubishi UFJ Financial Group Inc.	4,063,900	46,939,469
Mitsui & Co. Ltd.	948,500	22,008,885
Mitsui Chemicals Inc.	37,600	1,087,092
Mitsui Fudosan Co. Ltd.	1,208,000	12,514,711
Mitsui OSK Lines Ltd.	66,400	2,109,073
Mizuho Financial Group Inc.	726,800	16,614,753
MS&AD Insurance Group Holdings Inc.	643,100	15,160,784
NEC Corp.	123,500	10,689,497
Nintendo Co. Ltd.	268,800	14,853,455
Nippon Sanso Holdings Corp.	61,800	2,019,731
Nippon Steel Corp.	114,100	2,477,384
Nippon Yusen KK	72,400	2,333,009
Nitori Holdings Co. Ltd.	15,300	1,871,120
Nitto Denko Corp.	42,700	3,707,789
Nomura Holdings Inc.	1,533,000	9,451,876
Nomura Real Estate Holdings Inc.	24,000	670,913
NTT Data Group Corp.	157,700	2,456,086
Obayashi Corp.	234,300	3,076,200
Oracle Corp./Japan	6,200	506,101
ORIX Corp.	306,500	7,414,125
Osaka Gas Co. Ltd.	119,600	2,707,043
Otsuka Corp.	35,700	791,390
Otsuka Holdings Co. Ltd.	147,500	7,517,824
Pan Pacific International Holdings Corp.	94,700	2,470,648
Recruit Holdings Co. Ltd.	508,300	29,147,595
Renesas Electronics Corp.	348,900	6,009,409
Resona Holdings Inc.	540,900	3,878,759
Ricoh Co. Ltd.	89,700	835,045
SBI Holdings Inc.	67,700	1,759,769
SCREEN Holdings Co. Ltd.	42,000	3,559,068
SCSK Corp.	40,100	789,485
Secom Co. Ltd.	38,900	2,483,872
Seiko Epson Corp.	62,400	1,080,170
Sekisui Chemical Co. Ltd.	64,000	965,632
Sekisui House Ltd.	162,300	4,066,641
Shin-Etsu Chemical Co. Ltd.	581,300	25,827,550
Shionogi & Co. Ltd.	34,000	1,495,628
Shizuoka Financial Group Inc., NVS	110,100	1,099,711
SoftBank Corp.	761,100	9,928,360
SoftBank Group Corp.	227,500	13,903,074
Sompo Holdings Inc.	373,700	8,521,076
Subaru Corp.	186,300	3,581,896
Sumitomo Corp.	440,500	10,945,342
Sumitomo Electric Industries Ltd.	279,600	4,229,527
Sumitomo Mitsui Financial Group Inc.	409,200	29,549,527
Sumitomo Mitsui Trust Holdings Inc.	155,500	3,930,548
Sumitomo Realty & Development Co. Ltd.	106,900	3,533,337
Suzuki Motor Corp.	400,600	4,603,768
T&D Holdings Inc.	79,000	1,480,913
Taisei Corp.	30,700	1,303,870
Schedule of Investments
4

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
TDK Corp.	93,200	$6,501,846
Terumo Corp.	347,800	6,235,480
Tokio Marine Holdings Inc.	897,700	35,219,559
Tokyo Electric Power Co. Holdings Inc.(a)	502,600	2,517,403
Tokyo Electron Ltd.	214,800	44,946,331
Tokyo Gas Co. Ltd.	56,200	1,231,321
Toppan Holdings Inc.	41,300	1,168,218
Toyota Industries Corp.	52,300	4,396,866
Toyota Motor Corp.	4,484,700	86,154,473
Toyota Tsusho Corp.	203,100	4,060,582
Trend Micro Inc./Japan	39,000	1,869,367
Yamaha Motor Co. Ltd.	177,900	1,656,601
Yaskawa Electric Corp.	49,500	1,722,789
Yokogawa Electric Corp.	66,300	1,678,201
		955,809,943
Netherlands — 6.3%
ABN AMRO Bank NV, CVA(c)	50,872	888,065
Aegon Ltd.	308,157	1,994,162
AerCap Holdings NV	49,202	4,622,528
ASM International NV	11,366	7,820,046
ASML Holding NV	99,978	93,096,645
ASR Nederland NV	33,619	1,689,094
BE Semiconductor Industries NV	14,612	1,882,385
Coca-Cola Europacific Partners PLC	35,657	2,630,417
EXOR NV, NVS	25,462	2,610,171
InPost SA(a)	51,876	898,780
Koninklijke Philips NV(a)	189,020	5,309,512
NN Group NV	77,071	3,867,743
Universal Music Group NV	278,241	6,628,945
Wolters Kluwer NV	40,813	6,832,475
		140,770,968
Norway — 0.2%
Kongsberg Gruppen ASA	39,170	3,938,725
Salmar ASA	15,044	865,554
		4,804,279
Portugal — 0.1%
Galp Energia SGPS SA	153,818	3,234,240
Singapore — 0.1%
Keppel Ltd.	189,100	941,125
Sembcorp Industries Ltd.	160,500	573,879
		1,515,004
Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	39,077	1,745,830
Aena SME SA(c)	12,511	2,377,073
Banco Bilbao Vizcaya Argentaria SA	1,589,599	16,660,924
Banco de Sabadell SA	1,585,912	3,346,662
Banco Santander SA	3,692,292	17,812,161
CaixaBank SA	856,087	4,992,903
Ferrovial SE	96,079	3,820,654
Industria de Diseno Textil SA	287,187	13,954,090
		64,710,297
Sweden — 2.3%
Alfa Laval AB	60,726	2,685,063
Atlas Copco AB, Class A	646,235	11,501,469
Atlas Copco AB, Class B	354,987	5,554,095
Fastighets AB Balder, Class B(a)	151,034	1,113,775
H & M Hennes & Mauritz AB, Class B	73,484	1,143,223
Industrivarden AB, Class C	33,016	1,119,148
Investor AB, Class B	442,947	12,575,317
Lifco AB, Class B	39,231	1,163,847
Security	Shares	Value
Sweden (continued)
Saab AB	95,389	$2,202,629
Trelleborg AB, Class B	62,209	2,311,846
Volvo AB, Class A	42,596	1,107,347
Volvo AB, Class B	378,155	9,650,800
		52,128,559
Switzerland — 4.5%
ABB Ltd., Registered	596,501	33,109,748
Givaudan SA, Registered	2,307	11,318,268
Holcim AG	155,684	14,548,733
Logitech International SA, Registered	19,601	1,765,582
Lonza Group AG, Registered	16,653	11,089,385
Sandoz Group AG	102,463	4,444,153
Schindler Holding AG, Participation Certificates, NVS	9,782	2,618,191
Schindler Holding AG, Registered	5,366	1,408,787
UBS Group AG, Registered	582,417	17,647,627
VAT Group AG(c)	6,581	3,297,975
		101,248,449
United Kingdom — 6.1%
3i Group PLC	364,657	14,670,411
Antofagasta PLC	114,439	2,979,899
Associated British Foods PLC	82,345	2,628,885
BAE Systems PLC	625,247	10,427,935
Barclays PLC	3,925,679	11,738,980
Berkeley Group Holdings PLC	13,677	892,867
HSBC Holdings PLC	2,847,013	25,891,031
Informa PLC	163,396	1,825,979
InterContinental Hotels Group PLC	44,706	4,503,934
Intertek Group PLC	33,194	2,155,550
Melrose Industries PLC	313,157	2,371,322
NatWest Group PLC, NVS	2,001,607	9,496,592
Next PLC	27,287	3,189,296
RELX PLC	351,353	16,582,978
Rolls-Royce Holdings PLC(a)	4,301,380	24,905,859
Sage Group PLC (The)	240,766	3,365,561
		137,627,079
Total Common Stocks — 99.7% (Cost: $1,790,500,076)		2,233,660,127
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	6,329	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $1,790,500,076)		2,233,660,127
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	1,037,194	1,037,609
5
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(e)(f)	580,000	$580,000
Total Short-Term Securities — 0.1% (Cost: $1,617,726)		1,617,609
Total Investments — 99.8% (Cost: $1,792,117,802)		2,235,277,736
Other Assets Less Liabilities — 0.2%		5,371,713
Net Assets — 100.0%		$2,240,649,449

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,381,308	$—	$(1,343,421)(a)	$74	$(352)	$1,037,609	1,037,194	$5,035 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	380,000	200,000 (a)	—	—	—	580,000	580,000	51,342	—
				$74	$(352)	$1,617,609		$56,377	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	192	09/12/24	$3,549	$(20,140)
Euro STOXX 50 Index	56	09/20/24	2,970	(4,457)
FTSE 100 Index	1	09/20/24	107	2,115
				$(22,482)
Schedule of Investments
6

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Momentum Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,115	$—	$—	$—	$2,115
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$24,597	$—	$—	$—	$24,597

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$879,679	$—	$—	$—	$879,679
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(185,457)	$—	$—	$—	$(185,457)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$8,882,424
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$138,194,622	$2,095,465,505	$—	$2,233,660,127
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,617,609	—	—	1,617,609
	$139,812,231	$2,095,465,505	$—	$2,235,277,736
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,115	$—	$2,115
7
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Momentum Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$—	$(24,597)	$—	$(24,597)
	$—	$(22,482)	$—	$(22,482)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments
July 31, 2024
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.8%
Aristocrat Leisure Ltd.	526,820	$18,762,220
ASX Ltd.	297,426	12,672,185
BHP Group Ltd.	4,977,428	138,247,786
Brambles Ltd.	1,267,000	12,916,650
Cochlear Ltd.	33,248	7,512,574
Computershare Ltd.	606,603	10,940,695
Fortescue Ltd.	1,920,580	23,897,447
Goodman Group	1,339,828	30,931,384
Insurance Australia Group Ltd.	2,385,394	11,540,306
James Hardie Industries PLC(a)	424,178	15,238,010
Medibank Pvt Ltd.	4,524,938	11,779,964
Mirvac Group	2,852,384	4,016,177
Pro Medicus Ltd.	56,587	5,338,936
QBE Insurance Group Ltd.	1,666,467	19,667,727
REA Group Ltd.	61,998	8,335,610
Rio Tinto Ltd.	315,897	24,274,188
Santos Ltd.	3,025,496	15,771,628
Stockland	2,117,843	6,396,754
Washington H Soul Pattinson & Co. Ltd.	239,060	5,564,216
Wesfarmers Ltd.	1,124,409	54,266,449
Woodside Energy Group Ltd.	1,619,113	29,362,299
		467,433,205
Austria — 0.2%
OMV AG	165,867	6,939,892
Verbund AG	148,601	11,932,006
		18,871,898
Belgium — 0.2%
Ageas SA/NV	196,851	9,397,909
D'ieteren Group	16,394	3,767,639
Lotus Bakeries NV	297	3,227,139
		16,392,687
Canada — 6.9%
Agnico Eagle Mines Ltd.	330,017	25,463,884
Alimentation Couche-Tard Inc.	495,202	30,526,667
ARC Resources Ltd.	756,901	13,096,994
Canadian National Railway Co.	552,153	63,919,613
Canadian Pacific Kansas City Ltd.	795,793	66,734,446
CCL Industries Inc., Class B, NVS	93,205	5,070,530
CGI Inc.(a)	143,482	16,360,679
Constellation Software Inc./Canada	14,141	44,618,330
Franco-Nevada Corp.	97,860	12,610,909
Great-West Lifeco Inc.	395,581	11,881,899
iA Financial Corp. Inc.	142,357	9,626,226
IGM Financial Inc.	101,782	2,883,940
Imperial Oil Ltd.	239,920	17,187,909
Intact Financial Corp.	218,790	39,759,831
Manulife Financial Corp.	2,234,617	59,529,362
Power Corp. of Canada	598,652	17,326,719
Sun Life Financial Inc.	708,821	35,188,202
Suncor Energy Inc.	1,167,647	46,633,148
TFI International Inc.	56,569	8,805,449
TMX Group Ltd.	341,362	10,374,497
Toromont Industries Ltd.	77,866	7,241,513
Tourmaline Oil Corp.	361,946	15,925,991
		560,766,738
Denmark — 4.7%
Carlsberg A/S, Class B	69,452	8,386,811
Coloplast A/S, Class B	91,833	11,938,336
DSV A/S	128,509	23,574,284
Security	Shares	Value
Denmark (continued)
Novo Nordisk A/S, Class B	2,197,443	$291,145,563
Novonesis (Novozymes) B, Class B	336,963	21,450,130
Pandora A/S	72,320	11,336,399
Rockwool A/S, Class B	7,786	3,441,510
Tryg A/S	433,374	9,488,335
		380,761,368
Finland — 1.0%
Elisa OYJ	174,227	8,112,256
Fortum OYJ	543,040	8,350,316
Kesko OYJ, Class B	126,490	2,288,040
Kone OYJ, Class B	498,217	25,441,241
Metso OYJ	547,937	5,567,332
Neste OYJ	793,145	16,007,909
Orion OYJ, Class B	73,387	3,373,098
Wartsila OYJ Abp	345,085	7,131,125
		76,271,317
France — 8.5%
Air Liquide SA	380,358	69,399,539
Amundi SA(b)	59,414	4,336,074
AXA SA	1,987,014	69,763,668
Bureau Veritas SA	217,974	6,820,234
Euronext NV(b)	102,909	10,404,402
Hermes International SCA	37,420	81,775,222
Kering SA	53,048	16,293,043
La Francaise des Jeux SAEM(b)	144,018	5,587,715
Legrand SA	204,201	22,063,287
L'Oreal SA	191,506	82,816,280
LVMH Moet Hennessy Louis Vuitton SE	252,215	177,902,928
Publicis Groupe SA	215,141	22,459,954
Remy Cointreau SA	12,043	950,261
Schneider Electric SE	408,094	98,365,005
STMicroelectronics NV	509,989	16,861,681
		685,799,293
Germany — 5.3%
Allianz SE, Registered	554,517	156,188,246
Bechtle AG	52,105	2,302,706
Beiersdorf AG	47,939	6,958,203
Brenntag SE	103,173	7,339,347
CTS Eventim AG & Co. KGaA	74,263	6,541,365
Deutsche Boerse AG	271,897	55,675,924
Deutsche Post AG, Registered	592,998	26,450,991
GEA Group AG	143,294	6,327,213
Hannover Rueck SE	83,701	20,782,164
Knorr-Bremse AG	59,621	4,794,472
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	191,533	94,334,745
Nemetschek SE	48,061	4,590,599
Rational AG	6,668	5,837,013
Rheinmetall AG	33,683	18,345,657
Scout24 SE(b)	77,580	6,133,275
Talanx AG(a)	67,776	5,149,039
		427,750,959
Hong Kong — 2.2%
CK Asset Holdings Ltd.	2,081,000	7,951,646
CK Infrastructure Holdings Ltd.	810,000	5,402,496
CLP Holdings Ltd.	1,935,500	16,611,654
Futu Holdings Ltd., ADR(a)	56,462	3,572,915
Hang Seng Bank Ltd.	939,800	11,508,625
Henderson Land Development Co. Ltd.	1,280,000	3,595,292
Hong Kong & China Gas Co. Ltd.	12,214,370	9,953,155
Hong Kong Exchanges & Clearing Ltd.	2,262,100	66,725,208
9
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Power Assets Holdings Ltd.	1,928,000	$12,288,051
Sino Land Co. Ltd.	3,154,000	3,262,365
SITC International Holdings Co. Ltd.	1,397,000	3,117,793
Sun Hung Kai Properties Ltd.	1,576,000	13,645,832
Swire Properties Ltd.	1,188,600	1,877,191
Techtronic Industries Co. Ltd.	1,109,500	14,209,024
Wharf Holdings Ltd. (The)	951,005	2,607,511
Wharf Real Estate Investment Co. Ltd.	1,271,000	3,124,650
		179,453,408
Ireland — 0.1%
Kingspan Group PLC	117,509	10,994,633
Israel — 0.7%
Bank Hapoalim BM	1,582,834	14,524,615
Bank Leumi Le-Israel BM	1,479,916	12,753,161
Check Point Software Technologies Ltd.(a)	102,540	18,810,963
Mizrahi Tefahot Bank Ltd.	177,528	6,406,322
		52,495,061
Italy — 2.2%
Ferrari NV	156,252	64,309,041
FinecoBank Banca Fineco SpA	1,110,418	18,850,698
Generali	1,169,547	30,271,399
Moncler SpA	200,429	11,950,792
Prysmian SpA	180,880	12,434,505
Recordati Industria Chimica e Farmaceutica SpA	64,073	3,488,337
Stellantis NV	1,587,739	26,458,176
Tenaris SA, NVS	437,810	6,946,655
		174,709,603
Japan — 12.9%
Advantest Corp.	545,100	24,126,869
Bandai Namco Holdings Inc.	412,800	8,772,309
Capcom Co. Ltd.	497,600	10,630,685
Chubu Electric Power Co. Inc.	675,400	8,515,794
Chugai Pharmaceutical Co. Ltd.	431,800	18,844,820
Daifuku Co. Ltd.	226,900	4,106,501
Daito Trust Construction Co. Ltd.	117,700	14,154,613
Daiwa House Industry Co. Ltd.	771,700	21,853,296
Disco Corp.	76,900	25,715,095
Fast Retailing Co. Ltd.	135,600	37,377,969
Hitachi Ltd.	3,458,200	74,720,161
Hoya Corp.	224,900	28,180,135
Japan Exchange Group Inc.	830,700	19,503,515
Japan Real Estate Investment Corp.	1,240	4,300,948
Japan Tobacco Inc.	539,000	15,860,171
Kansai Electric Power Co. Inc. (The)	803,800	13,757,674
KDDI Corp.	1,461,700	43,982,561
Kikkoman Corp.	315,500	3,948,149
Kobe Bussan Co. Ltd.	110,800	2,974,853
Konami Group Corp.	91,500	6,884,422
Lasertec Corp.	101,300	17,973,979
M3 Inc.	225,200	2,102,750
McDonald's Holdings Co. Japan Ltd.(c)	62,800	2,601,750
MonotaRO Co. Ltd.	298,200	4,215,444
MS&AD Insurance Group Holdings Inc.	1,833,200	43,216,839
Nexon Co. Ltd.	278,900	6,007,144
Nintendo Co. Ltd.	1,252,100	69,189,029
Nippon Building Fund Inc.	1,273	4,912,826
Nippon Prologis REIT Inc.	1,972	3,258,134
Nippon Telegraph & Telephone Corp.	23,897,100	25,467,455
Nissan Chemical Corp.	97,300	3,139,476
Nissin Foods Holdings Co. Ltd.	91,900	2,732,443
Security	Shares	Value
Japan (continued)
Nitori Holdings Co. Ltd.	55,900	$6,836,315
Nitto Denko Corp.	85,900	7,458,995
Nomura Real Estate Master Fund Inc.	3,037	2,979,446
Nomura Research Institute Ltd.	237,600	7,335,114
Obic Co. Ltd.	43,000	6,556,772
Ono Pharmaceutical Co. Ltd.	201,700	2,975,544
Oracle Corp./Japan	48,400	3,950,852
Osaka Gas Co. Ltd.	459,300	10,395,862
Recruit Holdings Co. Ltd.	1,231,300	70,606,795
Secom Co. Ltd.	131,800	8,415,792
Sekisui Chemical Co. Ltd.	243,800	3,678,453
Sekisui House Ltd.	378,600	9,486,324
SG Holdings Co. Ltd.	211,100	2,146,601
Shimano Inc.	49,200	8,728,278
Shin-Etsu Chemical Co. Ltd.	1,199,100	53,276,821
Shionogi & Co. Ltd.	111,900	4,922,377
SMC Corp.	39,900	19,413,950
Sompo Holdings Inc.	1,392,500	31,751,667
Tokio Marine Holdings Inc.	2,767,600	108,581,544
Tokyo Electron Ltd.	393,200	82,276,058
Tokyo Gas Co. Ltd.	399,000	8,741,941
Unicharm Corp.	208,100	6,971,474
ZOZO Inc.	183,100	5,360,239
		1,045,875,023
Netherlands — 7.3%
Adyen NV(a)(b)	39,175	47,920,354
ASM International NV	33,273	22,892,522
ASML Holding NV	403,374	375,610,296
ASR Nederland NV	163,089	8,193,957
BE Semiconductor Industries NV	80,358	10,352,088
IMCD NV	38,729	5,568,976
Koninklijke KPN NV	3,486,676	13,738,145
Prosus NV	1,005,606	35,078,837
Randstad NV	95,965	4,673,971
Universal Music Group NV	1,188,493	28,315,220
Wolters Kluwer NV	244,021	40,851,381
		593,195,747
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	271,501	5,241,281
Spark New Zealand Ltd.	2,209,560	5,678,531
		10,919,812
Norway — 0.6%
Aker BP ASA	316,237	7,657,424
Equinor ASA	983,610	26,046,185
Gjensidige Forsikring ASA	323,676	5,475,876
Kongsberg Gruppen ASA	91,020	9,152,483
Orkla ASA	313,904	2,649,190
		50,981,158
Portugal — 0.0%
Jeronimo Martins SGPS SA	178,196	3,114,570
Singapore — 1.7%
CapitaLand Ascendas REIT	3,560,800	7,269,581
DBS Group Holdings Ltd.	2,211,980	60,615,796
Oversea-Chinese Banking Corp. Ltd.	4,271,900	47,549,002
Sembcorp Industries Ltd.	1,100,700	3,935,629
Singapore Exchange Ltd.	1,863,200	13,737,191
		133,107,199
Spain — 2.2%
Iberdrola SA	6,856,737	90,565,109
Industria de Diseno Textil SA	1,241,476	60,321,906
Schedule of Investments
10

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Redeia Corp. SA	120,954	$2,147,523
Repsol SA	1,513,692	21,589,667
		174,624,205
Sweden — 4.6%
Alfa Laval AB	242,006	10,700,547
Assa Abloy AB, Class B	677,999	20,647,983
Atlas Copco AB, Class A	3,549,373	63,170,522
Atlas Copco AB, Class B	2,077,847	32,509,810
Boliden AB	152,646	4,668,311
Epiroc AB	686,462	12,813,068
Epiroc AB, Class B	444,244	7,469,703
EQT AB	399,798	12,945,412
Essity AB, Class B	322,156	9,057,840
Evolution AB(b)	222,204	21,524,733
Industrivarden AB, Class A	142,155	4,876,510
Industrivarden AB, Class C	232,186	7,870,437
Indutrade AB	257,728	7,578,506
Investment AB Latour, Class B	109,166	3,205,817
Investor AB, Class B	2,263,491	64,260,775
Lifco AB, Class B	219,242	6,504,143
Nibe Industrier AB, Class B	1,107,821	4,868,036
Sandvik AB	855,991	17,523,695
SKF AB, Class B	260,462	4,842,213
Volvo AB, Class A	212,289	5,518,771
Volvo AB, Class B	1,810,141	46,196,159
		368,752,991
Switzerland — 15.1%
ABB Ltd., Registered	1,803,402	100,100,732
Baloise Holding AG, Registered	51,121	9,148,679
Barry Callebaut AG, Registered	1,654	2,661,305
BKW AG	31,544	5,706,039
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	585	7,332,157
Chocoladefabriken Lindt & Spruengli AG, Registered	49	6,067,590
Cie. Financiere Richemont SA, Class A, Registered	412,661	62,943,723
Clariant AG, Registered	114,616	1,700,163
EMS-Chemie Holding AG, Registered	7,383	6,173,930
Geberit AG, Registered	42,352	26,964,083
Givaudan SA, Registered	6,694	32,841,129
Helvetia Holding AG, Registered	51,823	7,730,907
Holcim AG	298,819	27,924,757
Kuehne + Nagel International AG, Registered	61,837	19,168,889
Logitech International SA, Registered	129,373	11,653,418
Nestle SA, Registered	2,193,137	222,148,532
Novartis AG, Registered	1,263,911	141,087,635
Partners Group Holding AG	47,342	63,724,355
Roche Holding AG, Bearer	26,764	9,413,216
Roche Holding AG, NVS	570,636	184,748,760
Schindler Holding AG, Participation Certificates, NVS	38,501	10,304,945
Schindler Holding AG, Registered	21,737	5,706,820
Sika AG, Registered	107,379	32,601,995
Sonova Holding AG, Registered	38,793	11,891,449
Straumann Holding AG	89,949	11,599,077
Swiss Re AG	371,873	45,845,746
Swisscom AG, Registered	24,243	14,837,735
VAT Group AG(b)	29,090	14,578,043
Zurich Insurance Group AG	223,547	122,899,462
		1,219,505,271
United Kingdom — 17.1%
3i Group PLC	1,130,076	45,463,761
Admiral Group PLC	473,043	16,764,455
Security	Shares	Value
United Kingdom (continued)
Ashtead Group PLC	355,118	$25,627,943
AstraZeneca PLC	1,107,684	175,978,614
Auto Trader Group PLC(b)	1,486,947	15,575,562
BAE Systems PLC	2,500,924	41,710,672
Berkeley Group Holdings PLC	88,551	5,780,820
Bunzl PLC	288,444	12,085,617
Burberry Group PLC	426,100	4,264,331
Centrica PLC	6,806,952	11,605,676
Coca-Cola HBC AG, Class DI	119,460	4,359,085
Compass Group PLC	1,622,827	49,974,970
Croda International PLC	72,627	3,776,180
Diageo PLC	1,547,373	48,146,461
Experian PLC	623,618	29,422,303
GSK PLC	3,113,297	60,456,436
Halma PLC	266,372	9,117,532
Hargreaves Lansdown PLC	837,383	11,895,932
Hikma Pharmaceuticals PLC	88,205	2,156,599
Imperial Brands PLC	726,359	20,019,790
Intertek Group PLC	167,430	10,872,561
JD Sports Fashion PLC	2,602,350	4,402,772
Land Securities Group PLC	662,350	5,416,307
London Stock Exchange Group PLC	526,805	64,125,688
Mondi PLC, NVS	264,346	5,168,403
Next PLC	123,970	14,489,576
Persimmon PLC	203,523	4,150,297
Prudential PLC	3,026,442	27,311,783
Reckitt Benckiser Group PLC	546,846	29,416,842
RELX PLC	1,949,190	91,996,866
Rio Tinto PLC	926,964	60,283,153
Sage Group PLC (The)	661,885	9,252,196
Schroders PLC	1,042,622	5,268,863
Segro PLC	1,155,224	13,597,688
Shell PLC	6,316,672	230,330,373
Smiths Group PLC	269,699	6,194,759
Spirax Group PLC	58,159	6,789,889
SSE PLC	1,699,890	41,140,397
Unilever PLC	2,204,701	135,489,183
Wise PLC, Class A(a)	1,117,617	10,290,556
WPP PLC	1,147,087	11,064,890
		1,381,235,781
Total Common Stocks — 99.4% (Cost: $6,746,697,319)		8,033,011,927
Preferred Stocks
Germany — 0.1%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	123,594	9,306,715
Total Preferred Stocks — 0.1% (Cost: $14,015,699)		9,306,715
11
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	15,091	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.5% (Cost: $6,760,713,018)		8,042,318,642
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	9,386,487	9,390,242
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(e)(f)	2,180,000	2,180,000
Total Short-Term Securities — 0.1% (Cost: $11,570,223)		11,570,242
Total Investments — 99.6% (Cost: $6,772,283,241)		8,053,888,884
Other Assets Less Liabilities — 0.4%		30,110,032
Net Assets — 100.0%		$8,083,998,916

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$631,745	$8,754,980 (a)	$—	$3,561	$(44)	$9,390,242	9,386,487	$33,427 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,540,000	640,000 (a)	—	—	—	2,180,000	2,180,000	228,237	—
				$3,561	$(44)	$11,570,242		$261,664	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	42	09/12/24	$7,763	$(101,430)
SPI 200 Index	49	09/19/24	6,475	307,506
Euro STOXX 50 Index	306	09/20/24	16,227	(39,513)
Schedule of Investments
12

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Quality Factor ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	81	09/20/24	$8,711	$186,596
				$353,159
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$494,102	$—	$—	$—	$494,102
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$140,943	$—	$—	$—	$140,943

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$4,471,637	$—	$—	$—	$4,471,637
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(720,523)	$—	$—	$—	$(720,523)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$43,578,097
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$592,865,423	$7,440,146,504	$—	$8,033,011,927
Preferred Stocks	—	9,306,715	—	9,306,715
Warrants	—	—	—	—
13
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Quality Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$11,570,242	$—	$—	$11,570,242
	$604,435,665	$7,449,453,219	$—	$8,053,888,884
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$494,102	$—	$494,102
Liabilities
Equity Contracts	—	(140,943)	—	(140,943)
	$—	$353,159	$—	$353,159

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
14

Schedule of Investments
July 31, 2024
iShares® MSCI Intl Size Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.2%
Ampol Ltd.	307	$6,725
ANZ Group Holdings Ltd.	309	5,879
APA Group	1,115	5,779
Aristocrat Leisure Ltd.	213	7,586
ASX Ltd.	165	7,030
Aurizon Holdings Ltd.	2,727	6,649
BHP Group Ltd.	203	5,638
BlueScope Steel Ltd.	483	7,014
Brambles Ltd.	694	7,075
CAR Group Ltd.	284	6,495
Cochlear Ltd.	32	7,231
Coles Group Ltd.	616	7,301
Commonwealth Bank of Australia	75	6,758
Computershare Ltd.	373	6,727
CSL Ltd.	32	6,495
Dexus	1,384	6,381
Endeavour Group Ltd./Australia	1,970	7,085
Fortescue Ltd.	364	4,529
Goodman Group	288	6,649
GPT Group (The)	2,294	6,988
Insurance Australia Group Ltd.	1,549	7,494
James Hardie Industries PLC(a)	207	7,436
Lottery Corp. Ltd. (The)	1,912	6,230
Macquarie Group Ltd.	51	7,019
Medibank Pvt Ltd.	2,874	7,482
Mineral Resources Ltd.	131	4,685
Mirvac Group	4,823	6,791
National Australia Bank Ltd.	281	7,097
Northern Star Resources Ltd.	673	6,246
Orica Ltd.	570	6,707
Origin Energy Ltd.	1,033	7,088
Pilbara Minerals Ltd.	2,598	5,022
Pro Medicus Ltd.	91	8,586
Qantas Airways Ltd.(a)	1,614	6,838
QBE Insurance Group Ltd.	583	6,881
Ramsay Health Care Ltd.	194	5,908
REA Group Ltd.	52	6,991
Reece Ltd.	396	7,176
Rio Tinto Ltd.	71	5,456
Santos Ltd.	1,280	6,672
Scentre Group	2,995	6,830
SEEK Ltd.	445	6,444
Seven Group Holdings Ltd.	254	6,517
Sonic Healthcare Ltd.	393	7,122
South32 Ltd.	2,572	5,159
Stockland	2,195	6,630
Suncorp Group Ltd.	619	7,202
Telstra Group Ltd.	2,367	6,117
Transurban Group	810	6,912
Treasury Wine Estates Ltd.	895	7,236
Vicinity Ltd.	5,175	7,176
Washington H Soul Pattinson & Co. Ltd.	329	7,658
Wesfarmers Ltd.	147	7,094
Westpac Banking Corp.	350	6,840
WiseTech Global Ltd.	100	6,266
Woodside Energy Group Ltd.	343	6,220
Woolworths Group Ltd.	316	7,130
Xero Ltd.(a)	80	7,289
		387,661
Security	Shares	Value
Austria — 0.5%
Erste Group Bank AG	123	$6,398
OMV AG	128	5,356
Verbund AG	83	6,664
voestalpine AG	223	5,719
		24,137
Belgium — 1.6%
Ageas SA/NV	127	6,063
Anheuser-Busch InBev SA/NV	95	5,641
Argenx SE(a)	18	9,203
D'ieteren Group	30	6,895
Elia Group SA/NV	63	6,543
Groupe Bruxelles Lambert NV	79	5,896
KBC Group NV	82	6,342
Lotus Bakeries NV	1	10,866
Sofina SA	27	6,380
Syensqo SA	66	5,836
UCB SA	46	7,686
Umicore SA	341	4,683
Warehouses De Pauw CVA	226	6,122
		88,156
Canada — 10.7%
Agnico Eagle Mines Ltd.	92	7,099
Air Canada(a)	508	5,854
Alimentation Couche-Tard Inc.	110	6,781
AltaGas Ltd.	291	6,939
ARC Resources Ltd.	360	6,229
Bank of Montreal	63	5,314
Bank of Nova Scotia (The)	120	5,603
Barrick Gold Corp.	361	6,688
BCE Inc.	195	6,577
Brookfield Asset Management Ltd.	164	7,158
Brookfield Corp., Class A	149	7,266
Brookfield Renewable Corp., Class A	218	6,128
BRP Inc.	105	7,607
CAE Inc.(a)	339	6,168
Cameco Corp.	122	5,553
Canadian Apartment Properties REIT	201	6,988
Canadian Imperial Bank of Commerce	124	6,413
Canadian National Railway Co.	52	6,020
Canadian Natural Resources Ltd.	170	6,036
Canadian Pacific Kansas City Ltd.	77	6,457
Canadian Tire Corp. Ltd., Class A, NVS	56	5,751
Canadian Utilities Ltd., Class A, NVS	321	7,517
CCL Industries Inc., Class B, NVS	131	7,127
Cenovus Energy Inc.	311	6,267
CGI Inc.(a)	58	6,613
Constellation Software Inc./Canada	2	6,310
Descartes Systems Group Inc. (The)(a)	69	7,018
Dollarama Inc.	73	6,843
Element Fleet Management Corp.	375	7,173
Emera Inc.	186	6,714
Empire Co. Ltd., NVS	271	7,164
Enbridge Inc.	169	6,325
Fairfax Financial Holdings Ltd.	6	7,076
First Quantum Minerals Ltd.	462	5,655
FirstService Corp.	43	7,497
Fortis Inc./Canada	181	7,567
Franco-Nevada Corp.	50	6,443
George Weston Ltd.	45	6,969
GFL Environmental Inc.	207	8,032
Gildan Activewear Inc.	192	7,818
15
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Size Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Great-West Lifeco Inc.	206	$6,187
Hydro One Ltd.(b)	235	7,365
iA Financial Corp. Inc.	98	6,627
IGM Financial Inc.	246	6,970
Imperial Oil Ltd.	98	7,021
Intact Financial Corp.	38	6,906
Ivanhoe Mines Ltd., Class A(a)	418	5,465
Keyera Corp.	254	7,166
Kinross Gold Corp.	835	7,590
Loblaw Companies Ltd.	55	6,782
Lundin Mining Corp.	520	5,250
Magna International Inc.	135	5,991
Manulife Financial Corp.	242	6,447
MEG Energy Corp.(a)	310	6,424
Metro Inc./CN	112	6,670
National Bank of Canada	79	6,608
Northland Power Inc.	411	6,874
Nutrien Ltd.	114	5,847
Onex Corp.	96	6,578
Open Text Corp.	213	6,714
Pan American Silver Corp.	311	7,150
Parkland Corp.	236	6,620
Pembina Pipeline Corp.	181	7,015
Power Corp. of Canada	204	5,904
Quebecor Inc., Class B	295	6,517
RB Global Inc.	88	7,011
Restaurant Brands International Inc.	90	6,302
RioCan REIT	461	5,970
Rogers Communications Inc., Class B, NVS	169	6,535
Royal Bank of Canada	59	6,593
Saputo Inc.	342	7,860
Shopify Inc., Class A(a)	96	5,880
Stantec Inc.	81	7,127
Sun Life Financial Inc.	114	5,659
Suncor Energy Inc.	152	6,070
TC Energy Corp.	159	6,751
Teck Resources Ltd., Class B	123	6,029
TELUS Corp.	405	6,539
TFI International Inc.	51	7,939
Thomson Reuters Corp.	36	5,834
TMX Group Ltd.	248	7,537
Toromont Industries Ltd.	76	7,068
Toronto-Dominion Bank (The)	97	5,728
Tourmaline Oil Corp.	135	5,940
West Fraser Timber Co. Ltd.	84	7,449
Wheaton Precious Metals Corp.	114	6,816
WSP Global Inc.	42	6,977
		577,059
Denmark — 1.7%
AP Moller - Maersk A/S, Class A	1	1,625
AP Moller - Maersk A/S, Class B, NVS	3	4,963
Carlsberg A/S, Class B	45	5,434
Coloplast A/S, Class B	51	6,630
Danske Bank A/S	213	6,514
Demant A/S(a)	141	5,406
DSV A/S	43	7,888
Genmab A/S(a)	23	6,497
Novo Nordisk A/S, Class B	39	5,167
Novonesis (Novozymes) B, Class B	107	6,811
Orsted A/S(a)(b)	110	6,557
Pandora A/S	39	6,113
Rockwool A/S, Class B	18	7,956
Security	Shares	Value
Denmark (continued)
Tryg A/S	303	$6,634
Vestas Wind Systems A/S(a)	234	5,791
		89,986
Finland — 1.5%
Elisa OYJ	128	5,960
Fortum OYJ	424	6,520
Kesko OYJ, Class B	362	6,548
Kone OYJ, Class B	123	6,281
Metso OYJ	538	5,466
Neste OYJ	307	6,196
Nokia OYJ	1,872	7,357
Nordea Bank Abp	470	5,500
Orion OYJ, Class B	168	7,722
Sampo OYJ, Class A	139	6,093
Stora Enso OYJ, Class R	437	5,463
UPM-Kymmene OYJ	173	5,722
Wartsila OYJ Abp	335	6,923
		81,751
France — 6.8%
Accor SA	146	5,619
Aeroports de Paris SA	47	6,175
Air Liquide SA	33	6,021
Airbus SE	35	5,296
Alstom SA(a)	354	6,936
Amundi SA(b)	91	6,641
ArcelorMittal SA	234	5,328
Arkema SA	65	5,866
AXA SA	177	6,214
BioMerieux	64	6,754
BNP Paribas SA	84	5,755
Bollore SE	945	5,882
Bouygues SA	163	5,628
Bureau Veritas SA	225	7,040
Capgemini SE	29	5,757
Carrefour SA	295	4,401
Cie. de Saint-Gobain SA	79	6,777
Cie. Generale des Etablissements Michelin SCA	160	6,334
Covivio SA/France	126	6,486
Credit Agricole SA	386	5,858
Danone SA	94	6,107
Dassault Aviation SA	29	5,839
Dassault Systemes SE	147	5,573
Edenred SE	132	5,496
Eiffage SA	60	5,971
Engie SA	320	5,030
EssilorLuxottica SA	28	6,408
Eurazeo SE	83	6,530
Eurofins Scientific SE	111	6,572
Euronext NV(b)	74	7,482
Gecina SA	61	6,047
Getlink SE	330	5,881
Hermes International SCA	2	4,371
Ipsen SA	50	5,614
Kering SA	17	5,221
Klepierre SA	239	6,844
La Francaise des Jeux SAEM(b)	179	6,945
Legrand SA	57	6,159
L'Oreal SA	12	5,189
LVMH Moet Hennessy Louis Vuitton SE	7	4,938
Orange SA	532	5,904
Pernod Ricard SA	41	5,486
Schedule of Investments
16

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Size Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Publicis Groupe SA	57	$5,951
Remy Cointreau SA	69	5,445
Renault SA	122	5,912
Rexel SA	227	5,767
Safran SA	28	6,151
Sanofi SA	60	6,186
Sartorius Stedim Biotech	31	6,186
Schneider Electric SE	24	5,785
SEB SA	50	5,003
Societe Generale SA	216	5,602
Sodexo SA	71	6,724
STMicroelectronics NV	186	6,150
Teleperformance SE	59	7,595
Thales SA	36	5,722
TotalEnergies SE	80	5,397
Unibail-Rodamco-Westfield, New	80	5,982
Veolia Environnement SA	193	6,063
Vinci SA	47	5,364
Vivendi SE	594	6,338
		363,698
Germany — 5.8%
adidas AG	26	6,516
Allianz SE, Registered	22	6,197
BASF SE	115	5,354
Bayer AG, Registered	209	6,218
Bayerische Motoren Werke AG	53	4,916
Bechtle AG	124	5,480
Beiersdorf AG	42	6,096
Brenntag SE	89	6,331
Carl Zeiss Meditec AG, Bearer	67	4,584
Commerzbank AG	378	6,162
Continental AG	94	5,763
Covestro AG(a)(b)	124	7,300
CTS Eventim AG & Co. KGaA	76	6,694
Daimler Truck Holding AG	151	5,830
Delivery Hero SE, Class A(a)(b)	208	4,628
Deutsche Bank AG, Registered	361	5,619
Deutsche Boerse AG	31	6,348
Deutsche Lufthansa AG, Registered	905	5,671
Deutsche Post AG, Registered	142	6,334
Deutsche Telekom AG, Registered	203	5,310
E.ON SE	453	6,352
Evonik Industries AG	303	6,136
Fresenius Medical Care AG & Co. KGaA	151	5,827
Fresenius SE & Co. KGaA(a)	216	7,739
GEA Group AG	180	7,948
Hannover Rueck SE	25	6,207
Heidelberg Materials AG	62	6,459
Henkel AG & Co. KGaA	35	2,712
Infineon Technologies AG	180	6,253
Knorr-Bremse AG	86	6,916
LEG Immobilien SE	74	6,455
Mercedes-Benz Group AG	79	5,222
Merck KGaA	34	6,075
MTU Aero Engines AG	26	7,362
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	12	5,910
Nemetschek SE	68	6,495
Puma SE	126	6,253
Qiagen NV, NVS	146	6,496
Rational AG	8	7,003
Rheinmetall AG	11	5,991
Security	Shares	Value
Germany (continued)
RWE AG	172	$6,419
SAP SE	34	7,188
Scout24 SE(b)	84	6,641
Siemens AG, Registered	33	6,042
Siemens Energy AG(a)	259	7,521
Siemens Healthineers AG(b)	113	6,057
Symrise AG, Class A	59	7,436
Talanx AG(a)	79	6,002
Volkswagen AG	10	1,180
Vonovia SE	206	6,316
Zalando SE(a)(b)	263	6,739
		310,703
Hong Kong — 3.0%
AIA Group Ltd.	800	5,351
BOC Hong Kong Holdings Ltd.	2,000	5,819
CK Asset Holdings Ltd.	1,500	5,732
CK Hutchison Holdings Ltd.	1,000	5,224
CK Infrastructure Holdings Ltd.	1,000	6,670
CLP Holdings Ltd.	500	4,291
Futu Holdings Ltd., ADR(a)	89	5,632
Galaxy Entertainment Group Ltd.	1,000	4,204
Hang Seng Bank Ltd.	500	6,123
Henderson Land Development Co. Ltd.	1,464	4,112
HKT Trust & HKT Ltd., Class SS	6,000	7,267
Hong Kong & China Gas Co. Ltd.	8,676	7,070
Hong Kong Exchanges & Clearing Ltd.	100	2,950
Hongkong Land Holdings Ltd.	2,100	6,782
Jardine Matheson Holdings Ltd.	200	7,046
Link REIT	1,560	6,582
MTR Corp. Ltd.	2,000	6,470
Power Assets Holdings Ltd.	1,000	6,373
Sands China Ltd.(a)	2,400	4,499
Sino Land Co. Ltd.	6,000	6,206
SITC International Holdings Co. Ltd.	3,000	6,695
Sun Hung Kai Properties Ltd.	500	4,329
Swire Pacific Ltd., Class A	1,000	8,627
Swire Properties Ltd.	3,400	5,370
Techtronic Industries Co. Ltd.	500	6,403
WH Group Ltd.(b)	9,500	6,175
Wharf Holdings Ltd. (The)	2,000	5,484
Wharf Real Estate Investment Co. Ltd.	2,000	4,917
		162,403
Ireland — 0.5%
AIB Group PLC	1,220	6,998
Bank of Ireland Group PLC	593	6,716
Kerry Group PLC, Class A	74	6,919
Kingspan Group PLC	72	6,736
		27,369
Israel — 1.8%
Azrieli Group Ltd.	105	6,445
Bank Hapoalim BM	731	6,708
Bank Leumi Le-Israel BM	846	7,290
Check Point Software Technologies Ltd.(a)	45	8,255
CyberArk Software Ltd.(a)	28	7,179
Elbit Systems Ltd.	30	5,370
Global-e Online Ltd.(a)	231	7,928
ICL Group Ltd.	1,500	6,279
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	1,374	7,014
Mizrahi Tefahot Bank Ltd.	188	6,784
Monday.com Ltd.(a)	28	6,435
17
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Size Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Nice Ltd.(a)	34	$6,137
Teva Pharmaceutical Industries Ltd., ADR(a)	396	6,902
Wix.com Ltd.(a)	36	5,613
		94,341
Italy — 2.8%
Amplifon SpA	197	6,257
Banco BPM SpA	924	6,397
Davide Campari-Milano NV	639	5,763
DiaSorin SpA	63	6,871
Enel SpA	909	6,490
Eni SpA	394	6,304
Ferrari NV	15	6,174
FinecoBank Banca Fineco SpA	427	7,249
Generali	237	6,134
Infrastrutture Wireless Italiane SpA(b)	651	7,244
Intesa Sanpaolo SpA	1,545	6,274
Leonardo SpA	250	5,956
Mediobanca Banca di Credito Finanziario SpA	428	6,948
Moncler SpA	104	6,201
Nexi SpA(a)(b)	1,009	6,193
Poste Italiane SpA(b)	482	6,525
Prysmian SpA	104	7,149
Recordati Industria Chimica e Farmaceutica SpA	117	6,370
Snam SpA	1,297	6,198
Stellantis NV	267	4,449
Telecom Italia SpA/Milano(a)	26,302	6,447
Tenaris SA, NVS	379	6,014
Terna - Rete Elettrica Nazionale	721	6,004
UniCredit SpA	151	6,202
		151,813
Japan — 26.1%
Advantest Corp.	200	8,852
Aeon Co. Ltd.	300	6,845
AGC Inc.	200	7,158
Aisin Corp.	200	6,747
Ajinomoto Co. Inc.	200	8,237
ANA Holdings Inc.	300	5,738
Asahi Group Holdings Ltd.	200	7,363
Asahi Kasei Corp.	1,000	7,211
Asics Corp.	500	8,160
Astellas Pharma Inc.	700	8,119
Bandai Namco Holdings Inc.	400	8,500
Bridgestone Corp.	200	8,155
Brother Industries Ltd.	400	8,207
Canon Inc.	200	6,260
Capcom Co. Ltd.	400	8,546
Central Japan Railway Co.	300	7,073
Chiba Bank Ltd. (The)	800	7,494
Chubu Electric Power Co. Inc.	500	6,304
Chugai Pharmaceutical Co. Ltd.	200	8,729
Concordia Financial Group Ltd.	1,100	6,933
Dai Nippon Printing Co. Ltd.	200	6,580
Daifuku Co. Ltd.	400	7,239
Dai-ichi Life Holdings Inc.	300	9,147
Daiichi Sankyo Co. Ltd.	200	8,146
Daito Trust Construction Co. Ltd.	100	12,026
Daiwa House Industry Co. Ltd.	200	5,664
Daiwa Securities Group Inc.	1,000	8,256
Denso Corp.	400	6,560
Dentsu Group Inc.	300	7,933
East Japan Railway Co.	400	7,621
Security	Shares	Value
Japan (continued)
Eisai Co. Ltd.	200	$7,627
ENEOS Holdings Inc.	1,350	7,073
FANUC Corp.	200	5,929
Fuji Electric Co. Ltd.	100	5,625
FUJIFILM Holdings Corp.	300	7,133
Fujitsu Ltd.	500	9,080
Hamamatsu Photonics KK	200	5,760
Hankyu Hanshin Holdings Inc.	300	8,560
Hitachi Construction Machinery Co. Ltd.	200	4,981
Hitachi Ltd.	500	10,803
Honda Motor Co. Ltd.	500	5,342
Hoshizaki Corp.	200	6,299
Hulic Co. Ltd.	700	6,833
Ibiden Co. Ltd.	200	7,752
Idemitsu Kosan Co. Ltd.	1,020	6,718
Inpex Corp.	400	6,177
Isuzu Motors Ltd.	600	8,116
ITOCHU Corp.	100	5,128
Japan Airlines Co. Ltd.	400	6,481
Japan Exchange Group Inc.	300	7,044
Japan Post Bank Co. Ltd.	600	6,244
Japan Post Holdings Co. Ltd.	700	7,413
Japan Post Insurance Co. Ltd.	400	8,235
Japan Real Estate Investment Corp.	2	6,937
Japan Tobacco Inc.	200	5,885
JFE Holdings Inc.	500	7,324
Kajima Corp.	400	7,729
Kansai Electric Power Co. Inc. (The)	400	6,846
Kao Corp.	100	4,379
Kawasaki Kisen Kaisha Ltd.	500	7,683
KDDI Corp.	300	9,027
Keisei Electric Railway Co. Ltd.	200	5,982
Kikkoman Corp.	600	7,508
Kintetsu Group Holdings Co. Ltd.	300	6,948
Kirin Holdings Co. Ltd.	500	7,069
Kobe Bussan Co. Ltd.	300	8,055
Koito Manufacturing Co. Ltd.	500	7,393
Komatsu Ltd.	200	5,686
Konami Group Corp.	100	7,524
Kubota Corp.	500	7,188
Kyocera Corp.	600	7,557
Kyowa Kirin Co. Ltd.	400	8,437
LY Corp.	2,700	6,755
M3 Inc.	700	6,536
Makita Corp.	200	6,592
Marubeni Corp.	300	5,646
MatsukiyoCocokara & Co.	500	8,154
Mazda Motor Corp.	700	6,038
McDonald's Holdings Co. Japan Ltd.	200	8,286
MEIJI Holdings Co. Ltd.	400	10,102
Minebea Mitsumi Inc.	300	7,216
Mitsubishi Chemical Group Corp.	1,300	7,678
Mitsubishi Corp.	300	6,196
Mitsubishi Electric Corp.	400	6,665
Mitsubishi Estate Co. Ltd.	400	6,818
Mitsubishi HC Capital Inc.	1,100	7,914
Mitsubishi Heavy Industries Ltd.	700	8,390
Mitsubishi UFJ Financial Group Inc.	600	6,930
Mitsui & Co. Ltd.	200	4,641
Mitsui Chemicals Inc.	200	5,782
Mitsui Fudosan Co. Ltd.	600	6,216
Mitsui OSK Lines Ltd.	200	6,353
Schedule of Investments
18

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Size Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mizuho Financial Group Inc.	300	$6,858
MonotaRO Co. Ltd.	700	9,895
MS&AD Insurance Group Holdings Inc.	300	7,072
Murata Manufacturing Co. Ltd.	400	8,899
NEC Corp.	100	8,655
Nexon Co. Ltd.	400	8,616
Nidec Corp.	100	4,399
Nintendo Co. Ltd.	100	5,526
Nippon Building Fund Inc.	2	7,719
Nippon Express Holdings Inc.	100	4,948
Nippon Paint Holdings Co. Ltd.	1,000	6,383
Nippon Prologis REIT Inc.	4	6,609
Nippon Sanso Holdings Corp.	200	6,536
Nippon Steel Corp.	300	6,514
Nippon Telegraph & Telephone Corp.	6,700	7,140
Nippon Yusen KK	200	6,445
Nissan Chemical Corp.	200	6,453
Nissan Motor Co. Ltd.	1,900	6,031
Nissin Foods Holdings Co. Ltd.	300	8,920
Nitori Holdings Co. Ltd.	100	12,230
Nitto Denko Corp.	100	8,683
Nomura Holdings Inc.	1,200	7,399
Nomura Real Estate Holdings Inc.	300	8,386
Nomura Real Estate Master Fund Inc.	8	7,848
Nomura Research Institute Ltd.	260	8,027
NTT Data Group Corp.	400	6,230
Obayashi Corp.	600	7,878
Obic Co. Ltd.	100	15,248
Olympus Corp.	400	6,906
Omron Corp.	200	7,419
Ono Pharmaceutical Co. Ltd.	500	7,376
Oracle Corp./Japan	100	8,163
Oriental Land Co. Ltd./Japan	200	5,726
ORIX Corp.	300	7,257
Osaka Gas Co. Ltd.	300	6,790
Otsuka Corp.	400	8,867
Otsuka Holdings Co. Ltd.	200	10,194
Pan Pacific International Holdings Corp.	300	7,827
Panasonic Holdings Corp.	800	6,553
Rakuten Group Inc.(a)	1,300	7,627
Recruit Holdings Co. Ltd.	100	5,734
Renesas Electronics Corp.	400	6,890
Resona Holdings Inc.	1,000	7,171
Ricoh Co. Ltd.	900	8,378
Rohm Co. Ltd.	600	8,181
SBI Holdings Inc.	300	7,798
SCREEN Holdings Co. Ltd.	100	8,474
SCSK Corp.	400	7,875
Secom Co. Ltd.	100	6,385
Seiko Epson Corp.	500	8,655
Sekisui Chemical Co. Ltd.	500	7,544
Sekisui House Ltd.	300	7,517
Seven & i Holdings Co. Ltd.	500	5,987
SG Holdings Co. Ltd.	700	7,118
Shimadzu Corp.	300	8,848
Shin-Etsu Chemical Co. Ltd.	200	8,886
Shionogi & Co. Ltd.	100	4,399
Shiseido Co. Ltd.	200	6,250
Shizuoka Financial Group Inc., NVS	700	6,992
SoftBank Corp.	500	6,522
SoftBank Group Corp.	100	6,111
Sompo Holdings Inc.	300	6,841
Security	Shares	Value
Japan (continued)
Sony Group Corp.	100	$8,882
Subaru Corp.	300	5,768
SUMCO Corp.	600	9,864
Sumitomo Corp.	200	4,970
Sumitomo Electric Industries Ltd.	400	6,051
Sumitomo Metal Mining Co. Ltd.	200	6,099
Sumitomo Mitsui Financial Group Inc.	100	7,221
Sumitomo Mitsui Trust Holdings Inc.	300	7,583
Sumitomo Realty & Development Co. Ltd.	200	6,611
Suntory Beverage & Food Ltd.	200	7,183
Suzuki Motor Corp.	600	6,895
Sysmex Corp.	400	6,549
T&D Holdings Inc.	400	7,498
Taisei Corp.	200	8,494
Takeda Pharmaceutical Co. Ltd.	151	4,239
TDK Corp.	100	6,976
Terumo Corp.	400	7,171
TIS Inc.	300	6,426
Toho Co. Ltd./Tokyo	200	7,182
Tokio Marine Holdings Inc.	200	7,847
Tokyo Electric Power Co. Holdings Inc.(a)	1,100	5,510
Tokyo Gas Co. Ltd.	300	6,573
Tokyu Corp.	600	7,269
Toppan Holdings Inc.	300	8,486
Toray Industries Inc.	1,500	7,799
TOTO Ltd.	300	8,261
Toyota Industries Corp.	100	8,407
Toyota Motor Corp.	300	5,763
Toyota Tsusho Corp.	300	5,998
Trend Micro Inc./Japan	100	4,793
Unicharm Corp.	200	6,700
West Japan Railway Co.	300	5,906
Yakult Honsha Co. Ltd.	400	8,202
Yamaha Motor Co. Ltd.	700	6,518
Yamato Holdings Co. Ltd.	600	7,287
Yaskawa Electric Corp.	200	6,961
Yokogawa Electric Corp.	300	7,594
Zensho Holdings Co. Ltd.	200	8,141
ZOZO Inc.	300	8,783
		1,403,489
Netherlands — 3.1%
ABN AMRO Bank NV, CVA(b)	371	6,476
Adyen NV(a)(b)	5	6,116
Aegon Ltd.	975	6,309
AerCap Holdings NV	73	6,858
Akzo Nobel NV	96	5,936
ASM International NV	10	6,880
ASML Holding NV	8	7,449
ASR Nederland NV	124	6,230
BE Semiconductor Industries NV	48	6,184
Coca-Cola Europacific Partners PLC	89	6,566
DSM-Firmenich AG	56	7,149
EXOR NV, NVS	56	5,741
Heineken Holding NV	62	4,569
Heineken NV	61	5,413
IMCD NV	44	6,327
ING Groep NV	350	6,353
InPost SA(a)	360	6,237
JDE Peet's NV	268	5,894
Koninklijke Ahold Delhaize NV	194	6,250
Koninklijke KPN NV	1,472	5,800
Koninklijke Philips NV(a)	233	6,545
19
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Size Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
NN Group NV	131	$6,574
OCI NV	237	5,712
Prosus NV	162	5,651
Randstad NV	120	5,845
Universal Music Group NV	209	4,979
Wolters Kluwer NV	42	7,031
		167,074
New Zealand — 0.7%
Auckland International Airport Ltd.	1,470	6,544
Fisher & Paykel Healthcare Corp. Ltd.	403	7,780
Mercury NZ Ltd.	1,753	7,178
Meridian Energy Ltd.	1,768	6,839
Spark New Zealand Ltd.	2,560	6,579
		34,920
Norway — 1.3%
Aker BP ASA	264	6,393
DNB Bank ASA	339	7,004
Equinor ASA	225	5,958
Gjensidige Forsikring ASA	396	6,699
Kongsberg Gruppen ASA	82	8,246
Mowi ASA	371	6,262
Norsk Hydro ASA	942	5,225
Orkla ASA	809	6,828
Salmar ASA	111	6,386
Telenor ASA	549	6,541
Yara International ASA	223	6,352
		71,894
Portugal — 0.5%
EDP Renovaveis SA	437	6,793
EDP SA	1,555	6,409
Galp Energia SGPS SA	301	6,329
Jeronimo Martins SGPS SA	286	4,999
		24,530
Singapore — 2.0%
CapitaLand Ascendas REIT	3,507	7,160
CapitaLand Integrated Commercial Trust	4,949	7,730
CapitaLand Investment Ltd./Singapore	3,300	6,691
DBS Group Holdings Ltd.	220	6,029
Genting Singapore Ltd.	9,100	5,783
Grab Holdings Ltd., Class A(a)	1,818	5,999
Keppel Ltd.	1,400	6,968
Oversea-Chinese Banking Corp. Ltd.	600	6,678
Sea Ltd., ADR(a)	88	5,782
Sembcorp Industries Ltd.	1,800	6,436
Singapore Airlines Ltd.	1,400	7,316
Singapore Exchange Ltd.	800	5,898
Singapore Technologies Engineering Ltd.	2,300	7,615
Singapore Telecommunications Ltd.	3,800	8,803
United Overseas Bank Ltd.	300	7,275
Wilmar International Ltd.	2,900	6,915
		109,078
Spain — 2.0%
Acciona SA	45	5,834
ACS Actividades de Construccion y Servicios SA	158	7,059
Aena SME SA(b)	34	6,460
Amadeus IT Group SA	90	5,928
Banco Bilbao Vizcaya Argentaria SA	568	5,953
Banco de Sabadell SA	3,236	6,829
Banco Santander SA	1,095	5,282
CaixaBank SA	1,136	6,625
Cellnex Telecom SA(b)	179	6,243
Security	Shares	Value
Spain (continued)
Endesa SA	348	$6,753
Ferrovial SE	161	6,402
Grifols SA(a)	642	6,485
Iberdrola SA	542	7,159
Industria de Diseno Textil SA	145	7,045
Redeia Corp. SA	315	5,593
Repsol SA	376	5,363
Telefonica SA	1,334	6,042
		107,055
Sweden — 4.7%
Alfa Laval AB	145	6,411
Assa Abloy AB, Class B	227	6,913
Atlas Copco AB, Class A	217	3,862
Atlas Copco AB, Class B	127	1,987
Beijer Ref AB, Class B	438	6,955
Boliden AB	176	5,383
Epiroc AB	195	3,640
Epiroc AB, Class B	131	2,203
EQT AB	202	6,541
Essity AB, Class B	251	7,057
Evolution AB(b)	59	5,715
Fastighets AB Balder, Class B(a)	998	7,360
Getinge AB, Class B	398	7,772
H & M Hennes & Mauritz AB, Class B	369	5,741
Hexagon AB, Class B	609	6,202
Holmen AB, Class B	155	6,093
Husqvarna AB, Class B	767	5,180
Industrivarden AB, Class A	86	2,950
Industrivarden AB, Class C	99	3,356
Indutrade AB	260	7,645
Investment AB Latour, Class B	235	6,901
Investor AB, Class B	231	6,558
L E Lundbergforetagen AB, Class B	122	6,168
Lifco AB, Class B	247	7,328
Nibe Industrier AB, Class B	1,382	6,073
Saab AB	290	6,696
Sagax AB, Class B	240	5,929
Sandvik AB	300	6,142
Securitas AB, Class B	637	6,853
Skandinaviska Enskilda Banken AB, Class A	415	6,382
Skanska AB, Class B	372	7,273
SKF AB, Class B	302	5,614
Svenska Cellulosa AB SCA, Class B	406	5,519
Svenska Handelsbanken AB, Class A	687	6,934
Swedbank AB, Class A	309	6,571
Swedish Orphan Biovitrum AB(a)	253	6,610
Tele2 AB, Class B	716	7,372
Telefonaktiebolaget LM Ericsson, Class B	1,197	8,230
Telia Co. AB	2,669	7,757
Trelleborg AB, Class B	173	6,429
Volvo AB, Class A	21	546
Volvo AB, Class B	220	5,615
Volvo Car AB(a)	2,276	6,458
		254,924
Switzerland — 5.0%
ABB Ltd., Registered	127	7,049
Adecco Group AG, Registered	176	5,991
Alcon Inc.	77	7,291
Avolta AG, Registered	170	6,414
Bachem Holding AG	70	6,282
Baloise Holding AG, Registered	42	7,516
Schedule of Investments
20

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Size Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Banque Cantonale Vaudoise, Registered	59	$6,263
Barry Callebaut AG, Registered	4	6,436
BKW AG	37	6,693
Cie. Financiere Richemont SA, Class A, Registered	43	6,559
Clariant AG, Registered	411	6,097
EMS-Chemie Holding AG, Registered	8	6,690
Geberit AG, Registered	12	7,640
Givaudan SA, Registered	1	4,906
Helvetia Holding AG, Registered	48	7,161
Holcim AG	78	7,289
Julius Baer Group Ltd.	115	6,294
Kuehne + Nagel International AG, Registered	24	7,440
Logitech International SA, Registered	74	6,666
Lonza Group AG, Registered	11	7,325
Nestle SA, Registered	60	6,077
Novartis AG, Registered	57	6,363
Partners Group Holding AG	5	6,730
Roche Holding AG, Bearer	1	352
Roche Holding AG, NVS	21	6,799
Sandoz Group AG	186	8,067
Schindler Holding AG, Participation Certificates, NVS	15	4,015
Schindler Holding AG, Registered	11	2,888
SGS SA	66	7,216
SIG Group AG	329	6,909
Sika AG, Registered	20	6,072
Sonova Holding AG, Registered	22	6,744
Straumann Holding AG	51	6,576
Swatch Group AG (The), Bearer	16	3,295
Swatch Group AG (The), Registered	79	3,203
Swiss Life Holding AG, Registered	10	7,657
Swiss Prime Site AG, Registered	63	6,314
Swiss Re AG	49	6,041
Swisscom AG, Registered	13	7,956
Temenos AG, Registered	109	7,569
UBS Group AG, Registered	200	6,060
VAT Group AG(b)	13	6,515
Zurich Insurance Group AG	12	6,597
		270,017
United Kingdom — 9.6%
3i Group PLC	176	7,081
Admiral Group PLC	189	6,698
Anglo American PLC	187	5,669
Antofagasta PLC	221	5,755
Ashtead Group PLC	92	6,639
Associated British Foods PLC	196	6,257
AstraZeneca PLC	39	6,196
Auto Trader Group PLC(b)	722	7,563
Aviva PLC	1,052	6,777
BAE Systems PLC	368	6,138
Barclays PLC	2,279	6,815
Barratt Developments PLC	1,000	6,767
Berkeley Group Holdings PLC	96	6,267
BP PLC	923	5,456
British American Tobacco PLC	180	6,387
BT Group PLC	3,932	7,131
Bunzl PLC	173	7,249
Burberry Group PLC	511	5,114
Centrica PLC	3,615	6,163
Coca-Cola HBC AG, Class DI	185	6,751
Compass Group PLC	204	6,282
Croda International PLC	115	5,979
DCC PLC	87	5,994
Security	Shares	Value
United Kingdom (continued)
Diageo PLC	156	$4,854
Endeavour Mining PLC	286	6,388
Entain PLC	727	5,342
Experian PLC	135	6,369
Flutter Entertainment PLC(a)	31	6,132
Glencore PLC	911	5,055
GSK PLC	271	5,262
Haleon PLC	1,335	5,988
Halma PLC	248	8,489
Hargreaves Lansdown PLC	609	8,651
Hikma Pharmaceuticals PLC	275	6,724
HSBC Holdings PLC	689	6,266
Imperial Brands PLC	263	7,249
Informa PLC	644	7,197
InterContinental Hotels Group PLC	68	6,851
Intertek Group PLC	113	7,338
J Sainsbury PLC	1,826	6,475
JD Sports Fashion PLC	4,456	7,539
Kingfisher PLC	2,038	7,245
Land Securities Group PLC	793	6,485
Legal & General Group PLC	2,004	5,977
Lloyds Banking Group PLC	8,890	6,791
London Stock Exchange Group PLC	47	5,721
M&G PLC	2,570	7,018
Melrose Industries PLC	887	6,717
Mondi PLC, NVS	312	6,100
National Grid PLC	431	5,469
NatWest Group PLC, NVS	1,584	7,515
Next PLC	58	6,779
Pearson PLC	535	7,259
Persimmon PLC	379	7,729
Phoenix Group Holdings PLC	1,000	7,043
Prudential PLC	638	5,758
Reckitt Benckiser Group PLC	112	6,025
RELX PLC	147	6,938
Rentokil Initial PLC	1,254	7,657
Rio Tinto PLC	79	5,138
Rolls-Royce Holdings PLC(a)	1,150	6,659
Sage Group PLC (The)	477	6,668
Schroders PLC	1,400	7,075
Segro PLC	560	6,591
Severn Trent PLC	204	6,744
Shell PLC	159	5,798
Smith & Nephew PLC	550	7,927
Smiths Group PLC	319	7,327
Spirax Group PLC	60	7,005
SSE PLC	295	7,139
Standard Chartered PLC	641	6,332
Taylor Wimpey PLC	3,621	7,424
Tesco PLC	1,702	7,258
Unilever PLC	114	7,006
United Utilities Group PLC	441	5,861
Vodafone Group PLC	6,700	6,269
Whitbread PLC	167	6,257
Wise PLC, Class A(a)	660	6,077
WPP PLC	621	5,990
		518,068
Total Common Stocks — 98.9% (Cost: $5,566,452)		5,320,126
21
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Size Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	4	$343
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	71	5,346
Henkel AG & Co. KGaA, Preference Shares, NVS	44	3,764
Porsche Automobil Holding SE, Preference Shares, NVS	119	5,319
Sartorius AG, Preference Shares, NVS	22	6,240
Volkswagen AG, Preference Shares, NVS	34	3,794
		24,806
Total Preferred Stocks — 0.5% (Cost: $40,549)		24,806
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(c)	9	—
Total Warrants — 0.0% (Cost: $—)		—
Total Investments — 99.4% (Cost: $5,607,001)		5,344,932
Other Assets Less Liabilities — 0.6%		31,312
Net Assets — 100.0%		$5,376,244

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$102,095	$—	$(102,096)(b)	$17	$(16)	$—	—	$243 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	0 (b)	—	—	—	—	—	215	—
				$17	$(16)	$—		$458	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
STOXX Europe 600 Index	1	09/20/24	$28	$199
Schedule of Investments
22

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Size Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$199	$—	$—	$—	$199

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$5,726	$—	$—	$—	$5,726
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,126)	$—	$—	$—	$(2,126)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$40,655
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$707,507	$4,612,619	$—	$5,320,126
Preferred Stocks	—	24,806	—	24,806
Warrants	—	—	—	—
	$707,507	$4,637,425	$—	$5,344,932
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$199	$—	$199

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
23
2024 iShares Annual Financial Statements

Schedule of Investments
July 31, 2024
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.0%
Aurizon Holdings Ltd.	368,540	$898,601
BHP Group Ltd.	579,046	16,082,970
BlueScope Steel Ltd.	117,452	1,705,538
Dexus	267,902	1,235,177
Fortescue Ltd.	233,525	2,905,711
Qantas Airways Ltd.(a)	263,891	1,117,965
Rio Tinto Ltd.	46,610	3,581,610
Santos Ltd.	305,490	1,592,491
Sonic Healthcare Ltd.	84,712	1,535,250
South32 Ltd.	885,057	1,775,154
Vicinity Ltd.	952,483	1,320,712
Woodside Energy Group Ltd.	151,182	2,741,656
		36,492,835
Austria — 0.4%
Erste Group Bank AG	82,982	4,316,413
OMV AG	34,808	1,456,370
voestalpine AG	41,782	1,071,577
		6,844,360
Belgium — 1.0%
Ageas SA/NV	37,238	1,777,788
Anheuser-Busch InBev SA/NV	172,223	10,225,596
Groupe Bruxelles Lambert NV	8,863	661,438
Syensqo SA	14,655	1,295,909
UCB SA	20,782	3,472,554
		17,433,285
Canada — 3.0%
Air Canada(a)	54,167	624,197
AltaGas Ltd.	53,409	1,273,476
Canadian Tire Corp. Ltd., Class A, NVS	8,608	883,962
CGI Inc.(a)	42,863	4,887,496
Empire Co. Ltd., NVS	42,818	1,131,972
Fairfax Financial Holdings Ltd.	3,727	4,395,331
First Quantum Minerals Ltd.	74,422	910,971
George Weston Ltd.	9,404	1,456,389
iA Financial Corp. Inc.	14,249	963,522
Kinross Gold Corp.	163,623	1,487,320
Lundin Mining Corp.	95,271	961,922
Magna International Inc.	55,788	2,475,740
Manulife Financial Corp.	341,962	9,109,740
Metro Inc./CN	35,001	2,084,368
Nutrien Ltd.	94,428	4,842,970
Onex Corp.	14,223	974,641
Open Text Corp.	145,200	4,576,905
Power Corp. of Canada	89,579	2,592,675
Quebecor Inc., Class B	13,364	295,225
Rogers Communications Inc., Class B, NVS	30,818	1,191,738
Saputo Inc.	51,561	1,184,971
Teck Resources Ltd., Class B	84,177	4,126,389
West Fraser Timber Co. Ltd.	13,976	1,239,330
		53,671,250
Denmark — 0.6%
AP Moller - Maersk A/S, Class A	1,414	2,296,951
AP Moller - Maersk A/S, Class B, NVS	2,259	3,737,150
Danske Bank A/S	137,751	4,212,768
		10,246,869
Finland — 0.9%
Fortum OYJ	41,122	632,332
Nokia OYJ	3,534,506	13,890,257
Security	Shares	Value
Finland (continued)
Stora Enso OYJ, Class R	84,634	$1,058,020
		15,580,609
France — 11.2%
Alstom SA(a)	130,185	2,550,663
ArcelorMittal SA	251,385	5,724,208
Arkema SA	12,994	1,172,616
AXA SA	222,054	7,796,272
BNP Paribas SA	289,005	19,800,807
Bollore SE	134,643	838,131
Bouygues SA	66,159	2,284,205
Capgemini SE	40,798	8,099,360
Carrefour SA	280,582	4,185,506
Cie. de Saint-Gobain SA	140,078	12,016,694
Cie. Generale des Etablissements Michelin SCA	121,222	4,799,038
Covivio SA/France	4,281	220,374
Credit Agricole SA	301,654	4,577,739
Danone SA	101,490	6,593,303
Dassault Aviation SA	6,656	1,340,079
Eiffage SA	22,948	2,283,824
Engie SA	513,447	8,071,470
Eurazeo SE	9,783	769,680
Ipsen SA	9,211	1,034,212
Klepierre SA	21,359	611,606
Orange SA	485,317	5,385,691
Publicis Groupe SA	31,926	3,332,961
Renault SA	105,931	5,133,643
Rexel SA	34,517	876,970
Sanofi SA	347,947	35,870,717
Societe Generale SA	352,815	9,150,949
STMicroelectronics NV	276,183	9,131,393
Teleperformance SE	18,022	2,320,068
TotalEnergies SE	307,234	20,727,938
Unibail-Rodamco-Westfield, New	17,657	1,320,412
Vinci SA	95,151	10,858,435
Vivendi SE	236,705	2,525,821
		201,404,785
Germany — 9.3%
BASF SE	159,600	7,430,519
Bayer AG, Registered	521,139	15,504,244
Bayerische Motoren Werke AG	104,292	9,672,991
Commerzbank AG	365,741	5,962,483
Continental AG	29,161	1,787,680
Daimler Truck Holding AG	157,819	6,093,225
Deutsche Bank AG, Registered	841,134	13,092,650
Deutsche Lufthansa AG, Registered	313,205	1,962,788
Deutsche Post AG, Registered	103,039	4,596,109
Deutsche Telekom AG, Registered	522,158	13,658,339
E.ON SE	313,343	4,394,046
Evonik Industries AG	45,771	926,940
Fresenius Medical Care AG & Co. KGaA	84,238	3,250,563
Fresenius SE & Co. KGaA(a)	222,199	7,961,558
Heidelberg Materials AG	42,404	4,417,614
Henkel AG & Co. KGaA	26,458	2,050,042
Infineon Technologies AG	312,016	10,838,855
Mercedes-Benz Group AG	257,263	17,006,222
Merck KGaA	21,849	3,903,811
RWE AG	165,357	6,171,272
Siemens AG, Registered	109,020	19,961,233
Siemens Energy AG(a)	147,855	4,293,493
Talanx AG(a)	7,956	604,429
Schedule of Investments
24

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Volkswagen AG	15,316	$1,807,120
		167,348,226
Hong Kong — 1.6%
BOC Hong Kong Holdings Ltd.	869,500	2,529,655
CK Hutchison Holdings Ltd.	1,764,000	9,215,326
CK Infrastructure Holdings Ltd.	168,000	1,120,518
Hongkong Land Holdings Ltd.	252,600	815,800
Jardine Matheson Holdings Ltd.	99,600	3,508,802
MTR Corp. Ltd.	285,000	922,002
Power Assets Holdings Ltd.	248,000	1,580,621
Sino Land Co. Ltd.	964,000	997,121
SITC International Holdings Co. Ltd.	468,000	1,044,472
Sun Hung Kai Properties Ltd.	413,000	3,575,970
Swire Pacific Ltd., Class A	84,500	728,962
WH Group Ltd.(b)	4,832,500	3,141,336
Wharf Real Estate Investment Co. Ltd.	158,000	388,430
		29,569,015
Ireland — 0.3%
AIB Group PLC	353,090	2,025,354
Bank of Ireland Group PLC	245,810	2,783,783
		4,809,137
Israel — 1.3%
Bank Hapoalim BM	296,240	2,718,397
Bank Leumi Le-Israel BM	398,839	3,436,991
Check Point Software Technologies Ltd.(a)	17,958	3,294,395
ICL Group Ltd.	157,719	660,224
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	320,768	1,637,525
Mizrahi Tefahot Bank Ltd.	21,134	762,647
Teva Pharmaceutical Industries Ltd., ADR(a)	619,250	10,793,528
		23,303,710
Italy — 4.2%
Banco BPM SpA	289,138	2,001,896
Enel SpA	1,594,728	11,385,041
Eni SpA	467,637	7,482,094
Intesa Sanpaolo SpA	3,049,492	12,383,475
Leonardo SpA	41,551	989,968
Mediobanca Banca di Credito Finanziario SpA	95,785	1,554,901
Nexi SpA(a)(b)	140,093	859,846
Stellantis NV	1,147,143	19,116,058
Telecom Italia SpA/Milano(a)(c)	2,962,591	726,168
Tenaris SA, NVS	70,442	1,117,691
UniCredit SpA	429,249	17,631,274
		75,248,412
Japan — 31.3%
AGC Inc.	63,400	2,269,070
Aisin Corp.	37,100	1,251,605
ANA Holdings Inc.	34,300	656,081
Asahi Group Holdings Ltd.	144,000	5,301,098
Asahi Kasei Corp.	260,100	1,875,650
Astellas Pharma Inc.	341,300	3,958,380
Bridgestone Corp.	89,900	3,665,551
Brother Industries Ltd.	129,100	2,648,661
Canon Inc.	500,100	15,653,978
Central Japan Railway Co.	250,700	5,910,739
Chiba Bank Ltd. (The)	77,300	724,106
Chubu Electric Power Co. Inc.	302,600	3,815,338
Concordia Financial Group Ltd.	173,800	1,095,376
Dai Nippon Printing Co. Ltd.	61,700	2,029,820
Daito Trust Construction Co. Ltd.	38,000	4,569,883
Daiwa House Industry Co. Ltd.	201,800	5,714,650
Security	Shares	Value
Japan (continued)
Denso Corp.	240,300	$3,940,681
Dentsu Group Inc.	31,800	840,894
East Japan Railway Co.	95,800	1,825,316
ENEOS Holdings Inc.	514,800	2,697,315
Fuji Electric Co. Ltd.	21,000	1,181,185
FUJIFILM Holdings Corp.	487,300	11,586,009
Fujitsu Ltd.	513,600	9,327,057
Hankyu Hanshin Holdings Inc.	51,400	1,466,644
Hikari Tsushin Inc.	1,900	355,783
Hitachi Construction Machinery Co. Ltd.	31,700	789,556
Hitachi Ltd.	753,000	16,269,817
Honda Motor Co. Ltd.	1,362,300	14,555,593
Hulic Co. Ltd.	233,200	2,276,289
Ibiden Co. Ltd.	36,100	1,399,314
Idemitsu Kosan Co. Ltd.	165,400	1,089,377
Inpex Corp.	207,500	3,204,108
Isuzu Motors Ltd.	134,100	1,813,988
ITOCHU Corp.	298,400	15,302,974
Japan Airlines Co. Ltd.	19,100	309,475
Japan Post Bank Co. Ltd.	245,600	2,555,755
Japan Post Holdings Co. Ltd.	487,200	5,159,671
Japan Post Insurance Co. Ltd.	34,200	704,094
Japan Real Estate Investment Corp.	255	884,469
Japan Tobacco Inc.	286,800	8,439,141
JFE Holdings Inc.	258,100	3,780,741
Kajima Corp.	123,400	2,384,522
Kansai Electric Power Co. Inc. (The)	269,300	4,609,283
Kawasaki Kisen Kaisha Ltd.	168,000	2,581,345
KDDI Corp.	219,800	6,613,783
Kirin Holdings Co. Ltd.	174,400	2,465,592
Koito Manufacturing Co. Ltd.	30,600	452,461
Komatsu Ltd.	232,700	6,615,097
Kubota Corp.	217,500	3,126,978
Kyocera Corp.	636,600	8,017,952
Kyowa Kirin Co. Ltd.	25,800	544,189
LY Corp.	352,600	882,175
Marubeni Corp.	507,100	9,543,501
Mazda Motor Corp.	204,200	1,761,310
MEIJI Holdings Co. Ltd.	56,200	1,419,295
Minebea Mitsumi Inc.	65,500	1,575,558
Mitsubishi Chemical Group Corp.	355,100	2,097,307
Mitsubishi Corp.	1,019,600	21,056,834
Mitsubishi Electric Corp.	370,000	6,164,853
Mitsubishi Estate Co. Ltd.	337,800	5,757,439
Mitsubishi HC Capital Inc.	124,900	898,583
Mitsubishi Heavy Industries Ltd.	592,500	7,101,750
Mitsubishi UFJ Financial Group Inc.	1,627,700	18,800,505
Mitsui & Co. Ltd.	776,800	18,024,778
Mitsui Chemicals Inc.	42,400	1,225,869
Mitsui Fudosan Co. Ltd.	250,400	2,594,109
Mitsui OSK Lines Ltd.	163,300	5,186,923
Mizuho Financial Group Inc.	468,770	10,716,150
Murata Manufacturing Co. Ltd.	413,900	9,208,436
NEC Corp.	97,600	8,447,732
Nippon Building Fund Inc.	386	1,489,671
Nippon Express Holdings Inc.	26,400	1,306,295
Nippon Steel Corp.	334,500	7,262,796
Nippon Telegraph & Telephone Corp.	5,247,000	5,591,797
Nippon Yusen KK	235,300	7,582,279
Nissan Motor Co. Ltd.	1,040,200	3,301,724
Nomura Holdings Inc.	545,200	3,361,489
Nomura Real Estate Master Fund Inc.	499	489,544
25
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
NTT Data Group Corp.	165,000	$2,569,779
Obayashi Corp.	202,900	2,663,940
Ono Pharmaceutical Co. Ltd.	129,000	1,903,050
ORIX Corp.	186,300	4,506,530
Osaka Gas Co. Ltd.	101,700	2,301,892
Otsuka Holdings Co. Ltd.	116,000	5,912,323
Panasonic Holdings Corp.	553,100	4,530,541
Renesas Electronics Corp.	652,500	11,238,577
Resona Holdings Inc.	300,100	2,151,998
Ricoh Co. Ltd.	359,600	3,347,626
Rohm Co. Ltd.	172,000	2,345,088
SBI Holdings Inc.	38,600	1,003,354
SCSK Corp.	30,900	608,356
Secom Co. Ltd.	27,100	1,730,410
Seiko Epson Corp.	166,100	2,875,260
Sekisui Chemical Co. Ltd.	57,600	869,068
Sekisui House Ltd.	101,100	2,533,194
Seven & i Holdings Co. Ltd.	513,400	6,147,838
Shionogi & Co. Ltd.	66,500	2,925,273
Shizuoka Financial Group Inc., NVS	82,300	822,036
Subaru Corp.	181,700	3,493,455
SUMCO Corp.	165,400	2,719,240
Sumitomo Corp.	389,300	9,673,148
Sumitomo Electric Industries Ltd.	149,500	2,261,496
Sumitomo Metal Mining Co. Ltd.	51,400	1,567,395
Sumitomo Mitsui Financial Group Inc.	212,300	15,330,803
Sumitomo Mitsui Trust Holdings Inc.	118,200	2,987,722
Suntory Beverage & Food Ltd.	29,500	1,059,526
Suzuki Motor Corp.	244,800	2,813,286
Taisei Corp.	41,500	1,762,561
Takeda Pharmaceutical Co. Ltd.	414,200	11,628,361
TDK Corp.	164,500	11,475,898
Tokyo Electric Power Co. Holdings Inc.(a)	882,700	4,421,232
Tokyo Gas Co. Ltd.	108,900	2,385,958
Toppan Holdings Inc.	72,700	2,056,403
Toray Industries Inc.	322,600	1,677,214
Toyota Industries Corp.	41,700	3,505,723
Toyota Motor Corp.	1,817,500	34,915,547
Toyota Tsusho Corp.	198,300	3,964,616
West Japan Railway Co.	49,200	968,602
Yamaha Motor Co. Ltd.	189,600	1,765,551
Yamato Holdings Co. Ltd.	55,400	672,838
Yokogawa Electric Corp.	63,000	1,594,671
		560,842,515
Netherlands — 2.9%
ABN AMRO Bank NV, CVA(b)	145,399	2,538,209
Aegon Ltd.	302,235	1,955,839
AerCap Holdings NV	75,443	7,087,870
ASR Nederland NV	22,144	1,112,564
Coca-Cola Europacific Partners PLC	28,550	2,106,134
EXOR NV, NVS	18,082	1,853,629
ING Groep NV	706,669	12,826,709
JDE Peet's NV	37,102	815,899
Koninklijke Ahold Delhaize NV	288,128	9,282,098
Koninklijke Philips NV(a)	192,127	5,396,786
NN Group NV	102,653	5,151,554
Randstad NV	24,281	1,182,605
		51,309,896
Norway — 0.5%
Aker BP ASA	37,170	900,042
DNB Bank ASA	76,056	1,571,320
Security	Shares	Value
Norway (continued)
Equinor ASA	105,663	$2,797,977
Mowi ASA	48,905	825,443
Norsk Hydro ASA	233,699	1,296,295
Orkla ASA	167,963	1,417,522
Yara International ASA	40,465	1,152,700
		9,961,299
Portugal — 0.1%
EDP SA	276,843	1,140,999
Singapore — 0.5%
Keppel Ltd.	369,900	1,840,943
Singapore Airlines Ltd.(c)	464,000	2,424,822
Singapore Telecommunications Ltd.	1,118,000	2,590,034
Singapore Telecommunications Ltd., NVS	7,200	16,590
Wilmar International Ltd.	955,200	2,277,706
		9,150,095
Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	46,274	2,067,368
Banco Bilbao Vizcaya Argentaria SA	1,234,400	12,938,008
Banco de Sabadell SA	792,397	1,672,151
Banco Santander SA	4,954,159	23,899,593
CaixaBank SA	804,432	4,691,639
Grifols SA(a)(c)	108,221	1,093,091
Repsol SA	401,497	5,726,520
Telefonica SA	876,209	3,968,560
		56,056,930
Sweden — 1.8%
Boliden AB	37,643	1,151,221
Industrivarden AB, Class A	36,538	1,253,406
Industrivarden AB, Class C	41,052	1,391,545
Securitas AB, Class B	133,560	1,436,785
Skanska AB, Class B	77,446	1,514,206
SKF AB, Class B	73,534	1,367,060
Svenska Handelsbanken AB, Class A	258,257	2,606,811
Swedbank AB, Class A	141,464	3,008,082
Telefonaktiebolaget LM Ericsson, Class B	1,406,601	9,671,590
Telia Co. AB	316,616	920,204
Volvo AB, Class B	269,246	6,871,360
Volvo Car AB(a)	190,543	540,635
		31,732,905
Switzerland — 5.3%
Adecco Group AG, Registered	42,735	1,454,627
Holcim AG	81,045	7,573,688
Novartis AG, Registered	359,624	40,144,045
Roche Holding AG, NVS	119,660	38,741,048
Sandoz Group AG	114,872	4,982,372
Swatch Group AG (The), Bearer	2,991	616,011
Swatch Group AG (The), Registered	22,345	906,035
		94,417,826
United Kingdom — 16.9%
3i Group PLC	194,325	7,817,833
Anglo American PLC	200,427	6,076,209
Associated British Foods PLC	88,530	2,826,343
Aviva PLC	315,531	2,032,612
Barclays PLC	6,439,130	19,254,967
Barratt Developments PLC	204,307	1,382,523
Berkeley Group Holdings PLC	15,307	999,277
BP PLC	2,447,136	14,465,292
British American Tobacco PLC	1,229,041	43,607,640
BT Group PLC	2,765,980	5,016,108
Centrica PLC	1,144,537	1,951,406
Schedule of Investments
26

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Coca-Cola HBC AG, Class DI	36,412	$1,328,671
DCC PLC	24,077	1,658,784
Glencore PLC	1,732,865	9,615,386
GSK PLC	952,506	18,496,506
Haleon PLC	928,389	4,164,198
Hikma Pharmaceuticals PLC	40,834	998,385
HSBC Holdings PLC	4,243,935	38,594,784
Imperial Brands PLC	394,477	10,872,512
Informa PLC	172,780	1,930,847
J Sainsbury PLC	785,590	2,785,857
Kingfisher PLC	466,811	1,659,573
Lloyds Banking Group PLC	17,824,971	13,617,384
M&G PLC	206,192	563,037
NatWest Group PLC, NVS	1,877,780	8,909,097
Pearson PLC	73,811	1,001,466
Persimmon PLC	50,310	1,025,935
Phoenix Group Holdings PLC	82,109	578,301
Rio Tinto PLC	190,321	12,377,126
Shell PLC	910,040	33,183,590
Smith & Nephew PLC	192,466	2,773,978
Standard Chartered PLC	938,955	9,275,265
Taylor Wimpey PLC	643,132	1,318,533
Tesco PLC	2,145,366	9,148,849
Vodafone Group PLC	10,243,671	9,585,510
WPP PLC	210,931	2,034,657
		302,928,441
Total Common Stocks — 98.2% (Cost: $1,517,457,366)		1,759,493,399
Preferred Stocks
Germany — 1.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	20,886	1,790,590
Henkel AG & Co. KGaA, Preference Shares, NVS	36,333	3,107,989
Security	Shares	Value
Germany (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	87,433	$3,908,208
Volkswagen AG, Preference Shares, NVS	113,114	12,623,859
		21,430,646
Total Preferred Stocks — 1.2% (Cost: $29,311,587)		21,430,646
Total Long-Term Investments — 99.4% (Cost: $1,546,768,953)		1,780,924,045
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	2,949,133	2,950,313
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)(e)	590,000	590,000
Total Short-Term Securities — 0.2% (Cost: $3,539,510)		3,540,313
Total Investments — 99.6% (Cost: $1,550,308,463)		1,784,464,358
Other Assets Less Liabilities — 0.4%		6,889,314
Net Assets — 100.0%		$1,791,353,672

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,275,031	$—	$(3,326,564)(a)	$1,592	$254	$2,950,313	2,949,133	$21,218 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	410,000	180,000 (a)	—	—	—	590,000	590,000	69,558	—
				$1,592	$254	$3,540,313		$90,776	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

27
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	17	09/12/24	$3,142	$(12,617)
Euro STOXX 50 Index	61	09/20/24	3,235	(5,599)
FTSE 100 Index	33	09/20/24	3,549	68,229
				$50,013
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$68,229	$—	$—	$—	$68,229
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$18,216	$—	$—	$—	$18,216

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,422,618	$—	$—	$—	$1,422,618
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(182,046)	$—	$—	$—	$(182,046)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$14,247,001
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
28

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Intl Value Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$76,969,767	$1,682,523,632	$—	$1,759,493,399
Preferred Stocks	—	21,430,646	—	21,430,646
Short-Term Securities
Money Market Funds	3,540,313	—	—	3,540,313
	$80,510,080	$1,703,954,278	$—	$1,784,464,358
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$68,229	$—	$68,229
Liabilities
Equity Contracts	—	(18,216)	—	(18,216)
	$—	$50,013	$—	$50,013

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
29
2024 iShares Annual Financial Statements

Statements of Assets and Liabilities
July 31, 2024

	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Size Factor ETF	iShares MSCI Intl Value Factor ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,233,660,127	$8,042,318,642	$5,344,932	$1,780,924,045
Investments, at value—affiliated(c)	1,617,609	11,570,242	—	3,540,313
Cash	5,343	5,159	2,740	2,866
Foreign currency collateral pledged for futures contracts(d)	408,215	2,484,356	2,164	557,329
Foreign currency, at value(e)	3,536,941	10,611,270	12,641	4,800,918
Receivables:
Securities lending income—affiliated	271	4,450	—	1,246
Capital shares sold	—	—	—	284,431
Dividends—unaffiliated	1,110,860	3,766,592	5,720	2,495,449
Dividends—affiliated	1,730	5,161	—	1,597
Tax reclaims	1,932,952	24,346,518	10,472	2,314,972
Variation margin on futures contracts	38,942	322,663	211	71,100
Total assets	2,242,312,990	8,095,435,053	5,378,880	1,794,994,266
LIABILITIES
Collateral on securities loaned, at value	1,038,241	9,386,126	—	2,950,591
Payables:
Investments purchased	9	298	—	222,180
Investment advisory fees	561,616	2,049,713	2,636	444,995
Professional fees	63,675	—	—	22,828
Total liabilities	1,663,541	11,436,137	2,636	3,640,594
Commitments and contingent liabilities
NET ASSETS	$2,240,649,449	$8,083,998,916	$5,376,244	$1,791,353,672
NET ASSETS CONSIST OF
Paid-in capital	$1,931,304,396	$7,063,612,182	$7,583,083	$1,659,801,617
Accumulated earnings (loss)	309,345,053	1,020,386,734	(2,206,839)	131,552,055
NET ASSETS	$2,240,649,449	$8,083,998,916	$5,376,244	$1,791,353,672
NET ASSET VALUE
Shares outstanding	56,700,000	204,400,000	200,000	62,700,000
Net asset value	$39.52	$39.55	$26.88	$28.57
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$1,790,500,076	$6,760,713,018	$5,607,001	$1,546,768,953
(b) Securities loaned, at value	$1,019,031	$8,970,589	$—	$2,772,096
(c) Investments, at cost—affiliated	$1,617,726	$11,570,223	$—	$3,539,510
(d) Foreign currency collateral pledged, at cost	$401,627	$2,476,186	$2,171	$551,641
(e) Foreign currency, at cost	$3,416,106	$10,514,083	$12,651	$4,722,884
See notes to financial statements.
Statements of Assets and Liabilities
30

Statements of Operations
Year Ended July 31, 2024

	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Size Factor ETF	iShares MSCI Intl Value Factor ETF
INVESTMENT INCOME
Dividends—unaffiliated	$48,199,033	$227,724,939	$252,832	$73,222,208
Dividends—affiliated	51,342	228,237	215	69,558
Interest—unaffiliated	16,414	183,936	126	34,644
Securities lending income—affiliated—net	5,035	33,427	243	21,218
Other income—unaffiliated	15,814	47,832	—	63,591
Foreign taxes withheld	(4,117,679)	(19,709,228)	(24,723)	(5,553,286)
Foreign withholding tax claims	627,094	2,721,024	—	347,819
Total investment income	44,797,053	211,230,167	228,693	68,205,752
EXPENSES
Investment advisory	5,356,821	22,212,680	24,583	5,086,180
Professional	69,159	280,678	—	46,020
Interest expense	—	—	—	214
Total expenses	5,425,980	22,493,358	24,583	5,132,414
Net investment income	39,371,073	188,736,809	204,110	63,073,338
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	8,371,555	(45,628,369)	(329,331)	5,533,319
Investments—affiliated	74	3,561	17	1,592
Foreign currency transactions	(857,396)	(1,840,609)	(920)	(521,500)
Futures contracts	879,679	4,471,637	5,726	1,422,618
In-kind redemptions—unaffiliated(a)	—	44,733,168	(92,967)	46,487,139
	8,393,912	1,739,388	(417,475)	52,923,168
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	291,502,757	652,026,036	45,048	92,599,731
Investments—affiliated	(352)	(44)	(16)	254
Foreign currency translations	179,357	238,065	(260)	147,264
Futures contracts	(185,457)	(720,523)	(2,126)	(182,046)
	291,496,305	651,543,534	42,646	92,565,203
Net realized and unrealized gain (loss)	299,890,217	653,282,922	(374,829)	145,488,371
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$339,261,290	$842,019,731	$(170,719)	$208,561,709
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
31
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets

	iShares MSCI Intl Momentum Factor ETF		iShares MSCI Intl Quality Factor ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$39,371,073	$27,897,055	$188,736,809	$135,253,533
Net realized gain (loss)	8,393,912	(67,618,684)	1,739,388	(72,653,398)
Net change in unrealized appreciation (depreciation)	291,496,305	166,460,976	651,543,534	605,057,925
Net increase in net assets resulting from operations	339,261,290	126,739,347	842,019,731	667,658,060
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(44,996,621)	(26,203,219)	(201,150,878)	(124,082,259)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	428,551,206	593,890,344	569,492,662	2,308,184,692
NET ASSETS
Total increase in net assets	722,815,875	694,426,472	1,210,361,515	2,851,760,493
Beginning of year	1,517,833,574	823,407,102	6,873,637,401	4,021,876,908
End of year	$2,240,649,449	$1,517,833,574	$8,083,998,916	$6,873,637,401

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
32

Statements of Changes in Net Assets(continued)

	iShares MSCI Intl Size Factor ETF		iShares MSCI Intl Value Factor ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$204,110	$571,127	$63,073,338	$67,168,537
Net realized gain (loss)	(417,475)	833,908	52,923,168	2,738,557
Net change in unrealized appreciation (depreciation)	42,646	1,677,560	92,565,203	269,009,993
Net increase (decrease) in net assets resulting from operations	(170,719)	3,082,595	208,561,709	338,917,087
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(318,519)	(547,721)	(78,325,829)	(61,269,424)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(10,153,001)	(1,335,458)	(89,955,082)	65,537,081
NET ASSETS
Total increase (decrease) in net assets	(10,642,239)	1,199,416	40,280,798	343,184,744
Beginning of year	16,018,483	14,819,067	1,751,072,874	1,407,888,130
End of year	$5,376,244	$16,018,483	$1,791,353,672	$1,751,072,874

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
33
2024 iShares Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Intl Momentum Factor ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$33.73	$30.84	$39.06	$32.99	$29.44
Net investment income(a)	0.79 (b)	0.91 (b)	0.94	0.43	0.46
Net realized and unrealized gain (loss)(c)	5.87	2.76	(6.94)	6.09	3.52
Net increase (decrease) from investment operations	6.66	3.67	(6.00)	6.52	3.98
Distributions(d)
From net investment income	(0.87)	(0.78)	(1.11)	(0.45)	(0.43)
From net realized gain	—	—	(1.11)	—	—
Total distributions	(0.87)	(0.78)	(2.22)	(0.45)	(0.43)
Net asset value, end of year	$39.52	$33.73	$30.84	$39.06	$32.99
Total Return(e)
Based on net asset value	19.98%(b)	12.09%(b)	(16.09)%	19.80%	13.65%
Ratios to Average Net Assets(f)
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	2.20%(b)	2.89%(b)	2.65%	1.16%	1.53%
Supplemental Data
Net assets, end of year (000)	$2,240,649	$1,517,834	$823,407	$831,917	$405,753
Portfolio turnover rate(g)	70%	101%	100%	104%	125%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2024 and
July 31, 2023 respectively:
•  Net investment income per share by $0.01 and  $0.00.
•  Total return by 0.03% and 0.00%.
•  Ratio of net investment income to average net assets by 0.03% and  0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
34

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Intl Quality Factor ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$36.41	$32.80	$39.29	$30.32	$29.79
Net investment income(a)	0.95 (b)	0.95	1.00	0.78	0.70
Net realized and unrealized gain (loss)(c)	3.19	3.45	(6.37)	8.90	0.44
Net increase (decrease) from investment operations	4.14	4.40	(5.37)	9.68	1.14
Distributions from net investment income(d)	(1.00)	(0.79)	(1.12)	(0.71)	(0.61)
Net asset value, end of year	$39.55	$36.41	$32.80	$39.29	$30.32
Total Return(e)
Based on net asset value	11.48%(b)	13.54%	(13.78)%	32.03%	3.86%
Ratios to Average Net Assets(f)
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	2.55%(b)	2.84%	2.75%	2.18%	2.38%
Supplemental Data
Net assets, end of year (000)	$8,083,999	$6,873,637	$4,021,877	$3,744,470	$1,655,632
Portfolio turnover rate(g)	27%	28%	32%	37%	26%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2024 :
•  Net investment income per share by $0.01.
•  Total return by 0.03%.
•  Ratio of net investment income to average net assets by 0.03%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
35
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Intl Size Factor ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$26.70	$24.70	$31.73	$24.61	$26.01
Net investment income(a)	0.63	0.66	0.70	0.62	0.48
Net realized and unrealized gain (loss)(b)	1.14	2.10	(5.18)	7.19	(1.57)
Net increase (decrease) from investment operations	1.77	2.76	(4.48)	7.81	(1.09)
Distributions from net investment income(c)	(1.59)	(0.76)	(2.55)	(0.69)	(0.31)
Net asset value, end of year	$26.88	$26.70	$24.70	$31.73	$24.61
Total Return(d)
Based on net asset value	7.04%	11.38%	(14.94)%	31.83%	(4.25)%
Ratios to Average Net Assets(e)
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	2.49%	2.66%	2.42%	2.11%	1.91%
Supplemental Data
Net assets, end of year (000)	$5,376	$16,018	$14,819	$25,384	$19,686
Portfolio turnover rate(f)	17%	23%	25%	25%	42%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
36

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Intl Value Factor ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$26.41	$22.63	$25.69	$19.05	$22.61
Net investment income(a)	0.99 (b)	1.00 (b)	0.99	0.76	0.58
Net realized and unrealized gain (loss)(c)	2.43	3.71	(2.99)	6.44	(3.57)
Net increase (decrease) from investment operations	3.42	4.71	(2.00)	7.20	(2.99)
Distributions from net investment income(d)	(1.26)	(0.93)	(1.06)	(0.56)	(0.57)
Net asset value, end of year	$28.57	$26.41	$22.63	$25.69	$19.05
Total Return(e)
Based on net asset value	13.34%(b)	21.19%(b)	(8.02)%	37.95%	(13.57)%
Ratios to Average Net Assets(f)
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	3.72%(b)	4.24%(b)	3.96%	3.18%	2.76%
Supplemental Data
Net assets, end of year (000)	$1,791,354	$1,751,073	$1,407,888	$1,125,168	$451,494
Portfolio turnover rate(g)	16%	14%	17%	24%	18%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2024 and
July 31, 2023 respectively:
•  Net investment income per share by  $0.00 and $0.01.
•  Total return by 0.02% and  0.03%.
•  Ratio of net investment income to average net assets by 0.02% and 0.03%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
37
2024 iShares Annual Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Intl Momentum Factor	Diversified
MSCI Intl Quality Factor	Diversified
MSCI Intl Size Factor	Diversified
MSCI Intl Value Factor	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Notes to Financial Statements
38

Notes to Financial Statements  (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
39
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Intl Momentum Factor
Citigroup Global Markets, Inc.	$1,019,031	$(1,019,031)	$—	$—
MSCI Intl Quality Factor
Morgan Stanley	$8,920,874	$(8,920,874)	$—	$—
State Street Bank & Trust Co.	49,715	(49,715)	—	—
	$8,970,589	$(8,970,589)	$—	$—
MSCI Intl Value Factor
HSBC Bank PLC	$1,968,601	$(1,968,601)	$—	$—
J.P. Morgan Securities LLC	746,533	(746,533)	—	—
Morgan Stanley	56,962	(56,962)	—	—
	$2,772,096	$(2,772,096)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Notes to Financial Statements
40

Notes to Financial Statements  (continued)
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
MSCI Intl Momentum Factor	0.30%
MSCI Intl Quality Factor	0.30
MSCI Intl Size Factor	0.30
MSCI Intl Value Factor	0.30
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Intl Momentum Factor	$1,734
MSCI Intl Quality Factor	8,870
MSCI Intl Size Factor	75
MSCI Intl Value Factor	6,588
41
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Officers and Trustees: Certain officers and/or trustees of the Company are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Intl Momentum Factor	$597,916,450	$610,889,363	$(5,155,648)
MSCI Intl Quality Factor	678,427,830	737,361,010	(28,764,210)
MSCI Intl Size Factor	494,002	479,081	(20,832)
MSCI Intl Value Factor	125,352,408	120,953,858	10,840,347
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Intl Momentum Factor	$1,284,592,914	$1,252,607,169
MSCI Intl Quality Factor	2,094,930,471	2,015,046,375
MSCI Intl Size Factor	1,420,994	1,764,224
MSCI Intl Value Factor	261,720,275	277,522,126
For the year ended July 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Intl Momentum Factor	$389,192,723	$—
MSCI Intl Quality Factor	603,611,580	137,065,638
MSCI Intl Size Factor	—	9,880,961
MSCI Intl Value Factor	114,483,624	203,886,828
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
MSCI Intl Quality Factor	$44,526,219	$ (44,526,219)
MSCI Intl Size Factor	(215,531)	215,531
MSCI Intl Value Factor	38,081,030	(38,081,030)
Notes to Financial Statements
42

Notes to Financial Statements  (continued)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 07/31/24	Year Ended 07/31/23
MSCI Intl Momentum Factor
Ordinary income	$44,996,621	$26,203,219
MSCI Intl Quality Factor
Ordinary income	$201,150,878	$124,082,259
MSCI Intl Size Factor
Ordinary income	$318,519	$547,721
MSCI Intl Value Factor
Ordinary income	$78,325,829	$61,269,424
As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
MSCI Intl Momentum Factor	$20,133,526	$(132,143,066)	$421,354,593	$309,345,053
MSCI Intl Quality Factor	34,589,455	(244,931,469)	1,230,728,748	1,020,386,734
MSCI Intl Size Factor	35,551	(1,855,110)	(387,280)	(2,206,839)
MSCI Intl Value Factor	17,529,205	(76,001,038)	190,023,888	131,552,055

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended July 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
MSCI Intl Momentum Factor	$6,598,318
MSCI Intl Value Factor	12,142,410
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Intl Momentum Factor	$1,814,123,443	$435,761,254	$(14,627,101)	$421,134,153
MSCI Intl Quality Factor	6,824,307,568	1,525,060,358	(295,272,966)	1,229,787,392
MSCI Intl Size Factor	5,732,265	507,521	(894,854)	(387,333)
MSCI Intl Value Factor	1,594,637,591	300,098,195	(110,284,045)	189,814,150
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
43
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements
44

Notes to Financial Statements  (continued)
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount
MSCI Intl Momentum Factor
Shares sold	11,700,000	$428,551,206	18,600,000	$603,143,499
Shares redeemed	—	—	(300,000)	(9,253,155)
	11,700,000	$428,551,206	18,300,000	$593,890,344
MSCI Intl Quality Factor
Shares sold	19,100,000	$707,357,611	70,900,000	$2,461,661,141
Shares redeemed	(3,500,000)	(137,864,949)	(4,700,000)	(153,476,449)
	15,600,000	$569,492,662	66,200,000	$2,308,184,692
MSCI Intl Size Factor
Shares sold	—	$—	600,000	$14,349,062
Shares redeemed	(400,000)	(10,153,001)	(600,000)	(15,684,520)
	(400,000)	$(10,153,001)	—	$(1,335,458)
MSCI Intl Value Factor
Shares sold	4,300,000	$116,907,773	11,600,000	$246,667,929
Shares redeemed	(7,900,000)	(206,862,855)	(7,500,000)	(181,130,848)
	(3,600,000)	$(89,955,082)	4,100,000	$65,537,081
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. FOREIGN WITHHOLDING TAX CLAIMS
The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares MSCI Intl Momentum Factor ETF,  iShares MSCI Intl Quality Factor ETF and iShares MSCI Intl Value Factor ETF are able to pass through to shareholders as a foreign tax credit in the current year,  each of the Funds will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
45
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
On June 5, 2024, the Board approved the liquidation of iShares MSCI Intl Size Factor ETF. After the close of business on August 12, 2024, the Fund no longer accepts creation orders. Trading in the Fund halted prior to market open on August 13, 2024. Proceeds of the liquidation were sent to shareholders on August 15, 2024.
Notes to Financial Statements
46

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
 We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2024, the related statements of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares MSCI Intl Momentum Factor ETF
iShares MSCI Intl Quality Factor ETF
iShares MSCI Intl Size Factor ETF
iShares MSCI Intl Value Factor ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
47
2024 iShares Annual Financial Statements

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024:
iShares ETF	Qualified Dividend Income
MSCI Intl Momentum Factor	$45,119,167
MSCI Intl Quality Factor	212,584,391
MSCI Intl Size Factor	214,518
MSCI Intl Value Factor	68,343,626
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI Intl Momentum Factor	$48,199,033	$3,137,972
MSCI Intl Quality Factor	227,724,940	16,117,634
MSCI Intl Size Factor	252,834	24,107
MSCI Intl Value Factor	73,222,211	5,003,289
Important Tax Information
48

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
49
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract
iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF (each the “Fund”)
 Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract
50

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
51
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Intl Size Factor ETF, iShares MSCI Intl Value Factor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over
Board Review and Approval of Investment Advisory Contract
52

Board Review and Approval of Investment Advisory Contract (continued)
time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio
53
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
54

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
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2024 iShares Annual Financial Statements

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
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July 31, 2024

2024 Annual Financial Statements

iShares Trust
• iShares MSCI ACWI ETF | ACWI | NASDAQ
• iShares MSCI ACWI Low Carbon Target ETF | CRBN | NYSE Arca
• iShares MSCI All Country Asia ex Japan ETF | AAXJ | NASDAQ
• iShares MSCI Europe Financials ETF | EUFN | NASDAQ
• iShares MSCI Europe Small-Cap ETF | IEUS | NASDAQ
• iShares MSCI Kokusai ETF | TOK | NYSE Arca

2

Schedule of Investments
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.7%
Ampol Ltd.	69,674	$1,526,206
ANZ Group Holdings Ltd.	711,837	13,542,727
APA Group	312,888	1,621,747
Aristocrat Leisure Ltd.	143,222	5,100,723
ASX Ltd.	50,172	2,137,637
Aurizon Holdings Ltd.	474,382	1,156,672
BHP Group Ltd.	1,225,748	34,045,083
BlueScope Steel Ltd.	109,531	1,590,516
Brambles Ltd.	349,095	3,558,909
CAR Group Ltd.	79,904	1,827,446
Cochlear Ltd.	17,505	3,955,354
Coles Group Ltd.	318,855	3,778,964
Commonwealth Bank of Australia	404,238	36,425,928
Computershare Ltd.	148,568	2,679,573
CSL Ltd.	119,486	24,251,245
Dexus	290,822	1,340,851
Endeavour Group Ltd./Australia	334,476	1,203,001
Fortescue Ltd.	405,112	5,040,739
Goodman Group	403,980	9,326,317
GPT Group (The)	585,957	1,784,836
Insurance Australia Group Ltd.	528,376	2,556,232
James Hardie Industries PLC(a)	100,278	3,602,349
Lottery Corp. Ltd. (The)	491,871	1,602,792
Macquarie Group Ltd.	87,087	11,985,406
Medibank Pvt Ltd.	760,933	1,980,969
Mineral Resources Ltd.	40,719	1,456,224
Mirvac Group	1,180,720	1,662,462
National Australia Bank Ltd.	747,767	18,886,098
Northern Star Resources Ltd.	302,994	2,812,126
Orica Ltd.	124,062	1,459,823
Origin Energy Ltd.	416,514	2,857,899
Pilbara Minerals Ltd.(b)	684,755	1,323,538
Pro Medicus Ltd.	11,068	1,044,256
Qantas Airways Ltd.(a)	240,341	1,018,196
QBE Insurance Group Ltd.	368,964	4,354,532
Ramsay Health Care Ltd.	48,006	1,461,957
REA Group Ltd.	11,817	1,588,792
Reece Ltd.	69,299	1,255,797
Rio Tinto Ltd.	80,998	6,224,056
Santos Ltd.	811,512	4,230,336
Scentre Group	1,265,115	2,885,003
SEEK Ltd.	103,286	1,495,745
Seven Group Holdings Ltd.	41,607	1,067,508
Sonic Healthcare Ltd.	107,322	1,945,014
South32 Ltd.	1,174,433	2,355,554
Stockland	621,728	1,877,873
Suncorp Group Ltd.	283,609	3,299,825
Telstra Group Ltd.	904,557	2,337,614
Transurban Group	713,582	6,089,563
Treasury Wine Estates Ltd.	209,859	1,696,609
Vicinity Ltd.	1,016,297	1,409,197
Washington H Soul Pattinson & Co. Ltd.	59,518	1,385,305
Wesfarmers Ltd.	272,166	13,135,329
Westpac Banking Corp.	837,896	16,374,834
WiseTech Global Ltd.	38,683	2,423,920
Woodside Energy Group Ltd.	463,029	8,396,941
Woolworths Group Ltd.	284,243	6,413,423
Xero Ltd.(a)	34,936	3,183,269
		307,030,840
Security	Shares	Value
Austria — 0.1%
Erste Group Bank AG	78,552	$4,085,981
OMV AG	36,785	1,539,088
Verbund AG	17,848	1,433,116
voestalpine AG	35,472	909,745
		7,967,930
Belgium — 0.2%
Ageas SA/NV	43,179	2,061,418
Anheuser-Busch InBev SA/NV	212,649	12,625,856
Argenx SE(a)	14,210	7,265,377
D'ieteren Group	5,835	1,340,989
Elia Group SA/NV	9,522	988,957
Groupe Bruxelles Lambert NV	25,212	1,881,549
KBC Group NV	59,138	4,574,083
Lotus Bakeries NV	111	1,206,103
Sofina SA	3,672	867,610
Syensqo SA	15,665	1,385,221
UCB SA	29,679	4,959,191
Umicore SA	55,126	757,105
Warehouses De Pauw CVA	53,365	1,445,613
		41,359,072
Brazil — 0.3%
Ambev SA	1,084,406	2,220,136
Atacadao SA(a)	94,443	154,618
B3 SA - Brasil Bolsa Balcao	1,425,467	2,734,425
Banco Bradesco SA	90,907	180,491
Banco BTG Pactual SA	316,201	1,823,027
Banco do Brasil SA	396,510	1,861,220
BB Seguridade Participacoes SA	187,167	1,163,806
BRF SA(a)	101,598	378,288
CCR SA	363,928	796,554
Centrais Eletricas Brasileiras SA	305,717	2,138,773
Cia. de Saneamento Basico do Estado de Sao Paulo SABESP	97,177	1,516,031
Cia. Siderurgica Nacional SA	191,583	401,718
Cosan SA	360,842	852,958
Energisa SA	20,142	156,438
Eneva SA(a)	197,771	441,616
Engie Brasil Energia SA	54,547	426,547
Equatorial Energia SA	315,808	1,822,436
Hapvida Participacoes e Investimentos SA(a)(c)	1,434,118	1,031,949
Hypera SA	115,994	590,619
JBS SA	215,556	1,285,070
Klabin SA	222,747	869,935
Localiza Rent a Car SA	187,540	1,453,264
Lojas Renner SA	277,063	649,533
Natura & Co. Holding SA	272,095	718,223
Petroleo Brasileiro SA	880,822	6,322,565
PRIO SA	162,588	1,381,214
Raia Drogasil SA	324,661	1,584,230
Rede D'Or Sao Luiz SA(c)	156,773	764,719
Rumo SA	336,547	1,317,949
Sendas Distribuidora SA(a)	377,374	655,183
Suzano SA	169,759	1,616,510
Telefonica Brasil SA	120,679	1,035,004
TIM SA/Brazil	258,594	799,627
TOTVS SA	181,827	892,073
Ultrapar Participacoes SA	206,154	809,505
Vale SA	811,040	8,837,176
Vibra Energia SA	255,127	1,044,658
WEG SA	407,715	3,651,749
		56,379,837
3
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada — 2.7%
Agnico Eagle Mines Ltd.	117,339	$9,053,796
Air Canada(a)(b)	52,213	601,680
Alimentation Couche-Tard Inc.	193,169	11,907,879
AltaGas Ltd.	62,966	1,501,351
ARC Resources Ltd.	135,796	2,349,738
Bank of Montreal	177,629	14,981,999
Bank of Nova Scotia (The)	297,366	13,885,623
Barrick Gold Corp.	422,497	7,827,815
BCE Inc.	23,695	799,244
Brookfield Asset Management Ltd.	85,228	3,719,871
Brookfield Corp., Class A	331,393	16,161,004
Brookfield Renewable Corp., Class A	30,887	868,232
BRP Inc.	8,479	614,315
CAE Inc.(a)	76,005	1,382,860
Cameco Corp.	105,147	4,785,744
Canadian Apartment Properties REIT	27,711	963,407
Canadian Imperial Bank of Commerce	227,427	11,761,335
Canadian National Railway Co.	133,216	15,421,659
Canadian Natural Resources Ltd.	528,632	18,769,087
Canadian Pacific Kansas City Ltd.	223,819	18,769,249
Canadian Tire Corp. Ltd., Class A, NVS	15,074	1,547,961
Canadian Utilities Ltd., Class A, NVS	65,998	1,545,443
CCL Industries Inc., Class B, NVS	38,077	2,071,462
Cenovus Energy Inc.	328,383	6,616,894
CGI Inc.(a)	50,729	5,784,425
Constellation Software Inc./Canada	5,097	16,082,287
Descartes Systems Group Inc. (The)(a)	17,689	1,799,072
Dollarama Inc.	69,986	6,560,887
Element Fleet Management Corp.	92,879	1,776,652
Emera Inc.	72,459	2,615,693
Empire Co. Ltd., NVS	33,415	883,386
Enbridge Inc.	516,267	19,320,983
Fairfax Financial Holdings Ltd.	5,103	6,018,077
First Quantum Minerals Ltd.	166,808	2,041,832
FirstService Corp.	7,969	1,389,474
Fortis Inc./Canada	112,266	4,693,437
Franco-Nevada Corp.	46,061	5,935,735
George Weston Ltd.	13,757	2,130,534
GFL Environmental Inc.	52,570	2,039,746
Gildan Activewear Inc.	43,304	1,763,337
Great-West Lifeco Inc.	67,135	2,016,506
Hydro One Ltd.(c)	88,963	2,788,128
iA Financial Corp. Inc.	25,131	1,699,366
IGM Financial Inc.	7,760	219,876
Imperial Oil Ltd.	47,362	3,393,022
Intact Financial Corp.	45,063	8,189,119
Ivanhoe Mines Ltd., Class A(a)(b)	132,631	1,733,958
Keyera Corp.	51,041	1,439,935
Kinross Gold Corp.	317,887	2,889,568
Loblaw Companies Ltd.	35,963	4,434,651
Lundin Mining Corp.	156,918	1,584,353
Magna International Inc.	66,852	2,966,735
Manulife Financial Corp.	444,365	11,837,717
MEG Energy Corp.(a)	54,055	1,120,134
Metro Inc./CN	53,382	3,178,987
National Bank of Canada	84,344	7,054,681
Northland Power Inc.	57,299	958,269
Nutrien Ltd.	118,835	6,094,743
Onex Corp.	17,206	1,179,053
Open Text Corp.	71,113	2,241,580
Pan American Silver Corp.	92,827	2,134,016
Parkland Corp.	38,151	1,070,212
Security	Shares	Value
Canada (continued)
Pembina Pipeline Corp.	136,959	$5,308,135
Power Corp. of Canada	150,018	4,341,954
Quebecor Inc., Class B	33,521	740,514
RB Global Inc.	41,824	3,331,925
Restaurant Brands International Inc.	71,071	4,976,231
RioCan REIT	18,236	236,164
Rogers Communications Inc., Class B, NVS	87,472	3,382,559
Royal Bank of Canada	343,315	38,363,552
Saputo Inc.	74,307	1,707,718
Shopify Inc., Class A(a)	291,153	17,832,106
Stantec Inc.	25,049	2,204,000
Sun Life Financial Inc.	139,329	6,916,749
Suncor Energy Inc.	311,943	12,458,289
TC Energy Corp.	247,144	10,493,305
Teck Resources Ltd., Class B	107,826	5,285,672
TELUS Corp.	113,080	1,825,628
TFI International Inc.	18,119	2,820,378
Thomson Reuters Corp.	39,413	6,387,324
TMX Group Ltd.	63,353	1,925,392
Toromont Industries Ltd.	15,658	1,456,189
Toronto-Dominion Bank (The)	430,099	25,398,161
Tourmaline Oil Corp.	82,498	3,629,996
West Fraser Timber Co. Ltd.	16,636	1,475,208
Wheaton Precious Metals Corp.	109,126	6,524,718
WSP Global Inc.	28,065	4,661,882
		492,651,563
Chile — 0.0%
Banco de Chile	10,085,241	1,201,502
Banco de Credito e Inversiones SA	25,196	736,773
Banco Santander Chile	18,580,000	925,178
Cia. Sud Americana de Vapores SA	3,074,673	211,306
Empresas CMPC SA	321,350	558,172
Empresas Copec SA	131,685	917,164
Enel Americas SA	7,224,158	676,108
Enel Chile SA	7,801,320	445,612
Falabella SA(a)	170,213	563,838
Latam Airlines Group SA	46,556,409	576,348
		6,812,001
China — 2.5%
AAC Technologies Holdings Inc.	220,500	807,139
Advanced Micro-Fabrication Equipment Inc./China, Class A	11,200	244,157
AECC Aviation Power Co. Ltd., Class A	40,800	224,534
Agricultural Bank of China Ltd., Class A	1,558,900	989,973
Agricultural Bank of China Ltd., Class H	6,354,000	2,843,367
Aier Eye Hospital Group Co. Ltd., Class A	131,500	201,502
Akeso Inc.(a)(b)(c)	185,000	1,001,902
Alibaba Group Holding Ltd.	3,792,676	37,320,776
Alibaba Health Information Technology Ltd.(a)(b)	1,598,000	675,924
Aluminum Corp. of China Ltd., Class H	1,516,000	848,633
Anhui Conch Cement Co. Ltd., Class A	65,892	220,468
Anhui Conch Cement Co. Ltd., Class H	314,500	766,824
Anhui Gujing Distillery Co. Ltd., Class A	7,500	195,289
ANTA Sports Products Ltd.	319,800	2,862,478
Autohome Inc., ADR	18,963	472,937
Avary Holding Shenzhen Co. Ltd., Class A	53,200	275,195
AviChina Industry & Technology Co. Ltd., Class H	898,000	439,277
Baidu Inc.(a)	533,510	5,915,346
Bank of Beijing Co. Ltd., Class A	515,100	380,002
Bank of China Ltd., Class A	934,800	603,027
Bank of China Ltd., Class H	18,131,000	8,073,518
Schedule of Investments
4

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Bank of Communications Co. Ltd., Class A	1,116,700	$1,137,505
Bank of Communications Co. Ltd., Class H	736,000	534,769
Bank of Hangzhou Co. Ltd., Class A	112,400	209,530
Bank of Jiangsu Co. Ltd., Class A	374,400	398,593
Bank of Nanjing Co. Ltd., Class A	169,300	236,457
Bank of Ningbo Co. Ltd., Class A	100,500	299,260
Bank of Shanghai Co. Ltd., Class A	360,600	363,837
Baoshan Iron & Steel Co. Ltd., Class A	521,900	491,134
BeiGene Ltd.(a)	161,134	2,050,067
Beijing Enterprises Holdings Ltd.	82,000	272,081
Beijing Enterprises Water Group Ltd.	1,340,000	413,458
Beijing Kingsoft Office Software Inc., Class A	13,600	397,000
Beijing Tongrentang Co. Ltd., Class A	36,000	185,945
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,055,300	835,906
Bilibili Inc.(a)(b)	54,348	826,965
BOC Aviation Ltd.(c)	70,100	615,058
BOE Technology Group Co. Ltd., Class A	742,500	405,565
Bosideng International Holdings Ltd.	1,128,000	564,516
BYD Co. Ltd., Class A	32,200	1,101,315
BYD Co. Ltd., Class H	260,000	7,697,238
BYD Electronic International Co. Ltd.	268,500	1,044,968
Cambricon Technologies Corp. Ltd.(a)	8,600	314,616
CGN Power Co. Ltd.	256,800	166,359
CGN Power Co. Ltd., Class H(c)	4,159,000	1,698,407
China CITIC Bank Corp. Ltd., Class H	2,139,000	1,280,042
China Coal Energy Co. Ltd., Class H	695,000	704,112
China Communications Services Corp. Ltd., Class H	582,000	299,004
China Construction Bank Corp., Class A	359,700	370,594
China Construction Bank Corp., Class H	22,295,260	15,568,463
China CSSC Holdings Ltd., Class A	126,200	716,600
China Eastern Airlines Corp. Ltd., Class A(a)	642,100	354,652
China Everbright Bank Co. Ltd., Class A	1,264,800	553,166
China Feihe Ltd.(c)	1,185,000	536,676
China Galaxy Securities Co. Ltd., Class A	253,700	382,225
China Gas Holdings Ltd.	772,600	702,618
China Hongqiao Group Ltd.	680,500	847,635
China International Capital Corp. Ltd., Class H(c)	828,400	923,328
China Life Insurance Co. Ltd., Class A	50,800	226,410
China Life Insurance Co. Ltd., Class H	1,787,000	2,479,205
China Literature Ltd.(a)(b)(c)	121,000	392,089
China Longyuan Power Group Corp. Ltd., Class H	1,059,000	949,560
China Mengniu Dairy Co. Ltd.	810,000	1,355,367
China Merchants Bank Co. Ltd., Class A	408,400	1,849,356
China Merchants Bank Co. Ltd., Class H	801,288	3,321,199
China Merchants Port Holdings Co. Ltd.	444,000	652,873
China Merchants Securities Co. Ltd., Class A	135,900	279,981
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	134,700	163,992
China Minsheng Banking Corp. Ltd., Class A	1,388,200	682,574
China Minsheng Banking Corp. Ltd., Class H	13,500	4,785
China National Building Material Co. Ltd., Class H	1,060,000	351,317
China National Nuclear Power Co. Ltd., Class A	465,400	710,956
China Oilfield Services Ltd., Class H	670,000	590,199
China Overseas Land & Investment Ltd.	922,000	1,490,537
China Pacific Insurance Group Co. Ltd., Class A	212,997	871,627
China Pacific Insurance Group Co. Ltd., Class H	381,000	1,012,704
China Petroleum & Chemical Corp., Class A	459,700	412,771
China Petroleum & Chemical Corp., Class H	6,395,200	4,098,579
China Power International Development Ltd.	1,783,000	839,271
China Railway Group Ltd., Class H	1,507,000	734,906
Security	Shares	Value
China (continued)
China Resources Beer Holdings Co. Ltd.	427,000	$1,328,364
China Resources Gas Group Ltd.	284,000	963,833
China Resources Land Ltd.	802,500	2,398,745
China Resources Microelectronics Ltd.	40,200	221,350
China Resources Mixc Lifestyle Services Ltd.(c)	178,000	498,971
China Resources Power Holdings Co. Ltd.	612,000	1,683,510
China Ruyi Holdings Ltd.(a)(b)	1,608,000	429,845
China Shenhua Energy Co. Ltd., Class A	198,200	1,090,662
China Shenhua Energy Co. Ltd., Class H	654,000	2,719,404
China State Construction Engineering Corp. Ltd., Class A	670,877	518,449
China State Construction International Holdings Ltd.	686,000	958,820
China Taiping Insurance Holdings Co. Ltd.	650,200	692,229
China Three Gorges Renewables Group Co. Ltd., Class A	1,133,200	762,470
China Tourism Group Duty Free Corp. Ltd., Class A	48,692	462,832
China Tower Corp. Ltd., Class H(c)	10,840,000	1,330,052
China United Network Communications Ltd., Class A	540,000	351,519
China Vanke Co. Ltd., Class A	258,396	253,721
China Vanke Co. Ltd., Class H(a)(b)	595,300	326,434
China Yangtze Power Co. Ltd., Class A	383,210	1,583,911
Chongqing Changan Automobile Co. Ltd., Class A	133,700	270,251
Chongqing Zhifei Biological Products Co. Ltd., Class A	80,350	315,311
Chow Tai Fook Jewellery Group Ltd.	523,600	475,523
CITIC Ltd.	1,347,000	1,241,890
CITIC Securities Co. Ltd., Class A	224,423	614,969
CITIC Securities Co. Ltd., Class H	528,025	794,099
CMOC Group Ltd., Class H	1,476,000	1,177,197
Contemporary Amperex Technology Co. Ltd., Class A	78,500	2,023,292
COSCO Shipping Energy Transportation Co. Ltd., Class A	241,200	514,165
COSCO Shipping Holdings Co. Ltd., Class H	1,170,800	1,672,033
Country Garden Holdings Co. Ltd.(a)(b)(d)	201,000	6,174
CRRC Corp. Ltd., Class A	363,300	383,954
CRRC Corp. Ltd., Class H	1,717,000	1,063,926
CSC Financial Co. Ltd., Class A	116,800	321,555
CSPC Pharmaceutical Group Ltd.	2,235,120	1,662,584
Daqin Railway Co. Ltd., Class A	451,100	435,221
East Money Information Co. Ltd., Class A	392,660	605,514
Eastroc Beverage Group Co. Ltd.	10,400	335,880
ENN Energy Holdings Ltd.	189,200	1,323,882
Eoptolink Technology Inc. Ltd.	15,100	211,410
Far East Horizon Ltd.	462,000	315,181
Flat Glass Group Co. Ltd., Class H	262,000	380,219
Foshan Haitian Flavouring & Food Co. Ltd., Class A	125,621	611,221
Fosun International Ltd.	643,500	335,232
Founder Securities Co. Ltd., Class A	191,900	206,220
Foxconn Industrial Internet Co. Ltd., Class A	236,200	793,808
Fuyao Glass Industry Group Co. Ltd., Class H(c)	237,200	1,238,698
Ganfeng Lithium Group Co. Ltd., Class A	29,500	115,001
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	134,840	283,147
GCL Technology Holdings Ltd.	5,760,000	810,421
GD Power Development Co. Ltd., Class A	770,300	592,842
Geely Automobile Holdings Ltd.	1,570,000	1,595,209
Genscript Biotech Corp.(a)	464,000	739,249
GF Securities Co. Ltd., Class H(b)	566,800	487,264
5
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Giant Biogene Holding Co. Ltd.(c)	44,800	$232,231
Great Wall Motor Co. Ltd., Class H	725,000	989,899
Gree Electric Appliances Inc. of Zhuhai, Class A	92,300	511,377
Guangdong Haid Group Co. Ltd., Class A	69,500	422,620
Guangdong Investment Ltd.	1,022,000	535,945
Guangzhou Automobile Group Co. Ltd., Class H	1,068,000	393,906
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	39,000	158,021
Guotai Junan Securities Co. Ltd., Class A	184,200	366,563
H World Group Ltd., ADR	50,722	1,521,660
Haidilao International Holding Ltd.(c)	529,000	858,005
Haier Smart Home Co. Ltd., Class A	105,500	398,615
Haier Smart Home Co. Ltd., Class A	642,200	2,099,618
Haitian International Holdings Ltd.(b)	196,000	568,651
Haitong Securities Co. Ltd., Class A	390,300	490,426
Haitong Securities Co. Ltd., Class H	892,800	412,795
Hansoh Pharmaceutical Group Co. Ltd.(b)(c)	386,000	844,327
Henan Shuanghui Investment & Development Co. Ltd., Class A	92,100	294,111
Hengan International Group Co. Ltd.	226,500	707,553
Hengli Petrochemical Co. Ltd., Class A	311,600	602,919
Hisense Home Appliances Group Co. Ltd.	83,900	345,620
Hisense Home Appliances Group Co. Ltd., Class H	11,136	36,002
Hua Hong Semiconductor Ltd.(c)	182,000	482,589
Huaneng Power International Inc., Class H	1,526,000	906,844
Huatai Securities Co. Ltd., Class H(c)	645,400	714,059
Huaxia Bank Co. Ltd., Class A	351,500	305,511
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	143,800	387,437
Hygon Information Technology Co. Ltd., NVS	57,544	634,127
Iflytek Co. Ltd., Class A	68,700	379,007
Industrial & Commercial Bank of China Ltd., Class A	1,849,791	1,498,054
Industrial & Commercial Bank of China Ltd., Class H	13,241,260	7,335,418
Industrial Bank Co. Ltd., Class A	499,800	1,158,918
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	175,100	608,500
Inner Mongolia Yitai Coal Co. Ltd., Class B	185,900	337,037
Innovent Biologics Inc.(a)(c)	351,500	1,740,038
iQIYI Inc., ADR(a)(b)	110,637	368,421
JD Health International Inc.(a)(b)(c)	317,300	880,681
JD.com Inc.	538,176	7,096,172
Jiangsu Expressway Co. Ltd., Class H	524,000	498,323
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	161,218	941,667
Jiangsu Yanghe Distillery Co. Ltd., Class A	27,500	311,432
Jiangxi Copper Co. Ltd., Class H	375,000	659,227
Kanzhun Ltd., ADR	57,545	781,461
KE Holdings Inc., ADR	152,484	2,111,903
Kingdee International Software Group Co. Ltd.(a)	809,000	648,309
Kingsoft Corp. Ltd.	335,800	951,201
Kuaishou Technology(a)(c)	536,800	3,006,452
Kunlun Energy Co. Ltd.	1,192,000	1,155,515
Kweichow Moutai Co. Ltd., Class A	21,632	4,254,423
Legend Biotech Corp., ADR(a)(b)	18,110	1,021,223
Lenovo Group Ltd.	1,884,000	2,440,175
Lens Technology Co. Ltd., Class A	168,000	416,117
Li Auto Inc.(a)	297,976	2,914,864
Li Ning Co. Ltd.	635,500	1,183,691
Longfor Group Holdings Ltd.(c)	555,000	721,005
Security	Shares	Value
China (continued)
LONGi Green Energy Technology Co. Ltd., Class A	226,820	$455,976
Luxshare Precision Industry Co. Ltd., Class A	151,340	804,104
Luzhou Laojiao Co. Ltd., Class A	35,100	635,215
Meituan, Class B(a)(c)	1,201,720	16,639,806
Midea Group Co. Ltd., Class A	64,900	572,602
MINISO Group Holding Ltd.	100,424	419,811
MMG Ltd.(a)	660,800	205,101
Muyuan Foods Co. Ltd., Class A(a)	156,912	949,853
NARI Technology Co. Ltd., Class A	186,620	620,281
NAURA Technology Group Co. Ltd., Class A	12,900	612,639
NetEase Inc.	469,890	8,666,453
New China Life Insurance Co. Ltd., Class H	231,500	451,515
New Hope Liuhe Co. Ltd., Class A(a)	257,500	337,739
New Oriental Education & Technology Group Inc.(a)	374,430	2,423,551
Ningbo Tuopu Group Co. Ltd., Class A	44,080	224,029
Ningxia Baofeng Energy Group Co. Ltd., Class A	304,200	632,537
NIO Inc., ADR(a)(b)	350,475	1,556,109
Nongfu Spring Co. Ltd., Class H(c)	445,600	1,731,003
Orient Overseas International Ltd.	40,000	563,319
Orient Securities Co. Ltd., Class A	285,400	335,916
PDD Holdings Inc., ADR(a)	144,570	18,633,627
People's Insurance Co. Group of China Ltd. (The), Class H	2,442,000	821,641
PetroChina Co. Ltd., Class A	349,400	433,184
PetroChina Co. Ltd., Class H	5,090,000	4,420,024
PICC Property & Casualty Co. Ltd., Class H	1,808,000	2,370,865
Ping An Bank Co. Ltd., Class A	333,300	474,264
Ping An Insurance Group Co. of China Ltd., Class A	221,900	1,307,938
Ping An Insurance Group Co. of China Ltd., Class H	1,507,000	6,544,326
Poly Developments and Holdings Group Co. Ltd., Class A	251,999	307,559
Pop Mart International Group Ltd.(c)	153,600	814,931
Postal Savings Bank of China Co. Ltd., Class A	824,000	550,841
Postal Savings Bank of China Co. Ltd., Class H(c)	1,333,000	712,803
Qifu Technology Inc.	26,692	542,114
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	160,500	345,522
Rongsheng Petrochemical Co. Ltd., Class A	207,500	260,646
SAIC Motor Corp. Ltd., Class A	293,813	597,004
Sanan Optoelectronics Co. Ltd., Class A	178,600	294,630
Sany Heavy Industry Co. Ltd., Class A	180,400	403,238
SDIC Power Holdings Co. Ltd., Class A	289,200	680,136
Seres Group Co. Ltd., NVS(a)	26,100	288,300
SF Holding Co. Ltd., Class A	105,100	510,104
Shaanxi Coal Industry Co. Ltd., Class A	141,500	457,853
Shandong Gold Mining Co. Ltd., Class A	101,400	415,025
Shandong Gold Mining Co. Ltd., Class H(c)	262,250	543,376
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	701,200	355,810
Shanghai Baosight Software Co. Ltd., Class B	198,960	325,572
Shanghai Electric Group Co. Ltd., Class A(a)	414,500	222,123
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	120,100	391,796
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	355,800	533,527
Shanghai Pudong Development Bank Co. Ltd., Class A	519,365	604,230
Shanghai Rural Commercial Bank Co. Ltd.	169,800	156,497
Schedule of Investments
6

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shanghai United Imaging Healthcare Co. Ltd., NVS	20,344	$327,336
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	32,100	819,021
Shenwan Hongyuan Group Co. Ltd., Class A	992,700	629,659
Shenzhen Inovance Technology Co. Ltd., Class A	25,300	163,244
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	29,900	1,065,114
Shenzhen Transsion Holdings Co. Ltd., Class A	19,040	213,338
Shenzhou International Group Holdings Ltd.	206,900	1,751,508
Sichuan Chuantou Energy Co. Ltd., Class A	185,100	479,897
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	45,900	190,764
Sino Biopharmaceutical Ltd.	2,916,000	1,045,675
Sinopharm Group Co. Ltd., Class H	450,800	1,057,371
Sinotruk Hong Kong Ltd.	143,000	376,130
Smoore International Holdings Ltd.(b)(c)	536,000	625,821
Sungrow Power Supply Co. Ltd., Class A	33,880	323,508
Sunny Optical Technology Group Co. Ltd.	180,200	1,010,580
TAL Education Group, ADR(a)	105,117	1,053,272
TBEA Co. Ltd., Class A	286,200	536,768
Tencent Holdings Ltd.	1,595,400	73,622,054
Tencent Music Entertainment Group, ADR	179,763	2,549,039
Tingyi Cayman Islands Holding Corp.	502,000	612,086
Tongcheng Travel Holdings Ltd.	436,400	759,795
Topsports International Holdings Ltd.(c)	512,000	228,055
TravelSky Technology Ltd., Class H	444,000	500,536
Trip.com Group Ltd.(a)	126,526	5,401,608
Tsingtao Brewery Co. Ltd., Class A	24,400	232,029
Tsingtao Brewery Co. Ltd., Class H	62,000	396,093
Vipshop Holdings Ltd., ADR	90,092	1,228,855
Wanhua Chemical Group Co. Ltd., Class A	83,653	898,231
Want Want China Holdings Ltd.	1,672,000	1,003,690
Weichai Power Co. Ltd., Class H	649,000	1,038,690
Wens Foodstuffs Group Co. Ltd., Class A	221,416	611,137
Will Semiconductor Co. Ltd. Shanghai, Class A	26,900	383,901
Wuliangye Yibin Co. Ltd., Class A	80,200	1,409,588
WuXi AppTec Co. Ltd., Class A	46,559	273,865
WuXi AppTec Co. Ltd., Class H(c)	44,912	183,722
Wuxi Biologics Cayman Inc.(a)(c)	939,000	1,373,433
XCMG Construction Machinery Co. Ltd., Class A	448,500	407,145
Xiaomi Corp., Class B(a)(c)	3,642,200	7,822,826
Xinjiang Daqo New Energy Co. Ltd.	78,600	220,863
Xinyi Solar Holdings Ltd.	1,544,000	732,595
XPeng Inc.(a)(b)	257,434	1,040,557
Yadea Group Holdings Ltd.(c)	446,000	601,070
Yankuang Energy Group Co. Ltd., Class A	99,610	206,823
Yankuang Energy Group Co. Ltd., Class H	717,600	936,691
Yihai Kerry Arawana Holdings Co. Ltd., Class A	49,969	189,437
Yum China Holdings Inc.	90,106	2,724,805
Yunnan Baiyao Group Co. Ltd., Class A	82,500	576,988
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	21,692	638,642
Zhaojin Mining Industry Co. Ltd., Class H(b)	444,500	796,909
Zhejiang Expressway Co. Ltd., Class H	728,640	478,146
Zhejiang Juhua Co. Ltd., Class A	68,200	186,867
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	138,300	441,708
Zhejiang NHU Co. Ltd., Class A	108,200	312,974
Zhongji Innolight Co. Ltd., Class A	19,600	356,997
Zhongjin Gold Corp. Ltd., Class A	185,300	414,479
Zhongsheng Group Holdings Ltd.	187,000	291,768
Zhuzhou CRRC Times Electric Co. Ltd.	216,100	797,523
Zijin Mining Group Co. Ltd., Class A	101,500	234,198
Security	Shares	Value
China (continued)
Zijin Mining Group Co. Ltd., Class H	1,624,000	$3,294,065
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	402,000	374,704
ZTE Corp., Class H	243,600	545,682
ZTO Express Cayman Inc., ADR	95,045	1,801,103
		453,458,561
Colombia — 0.0%
Interconexion Electrica SA ESP	26,649	115,121
Czech Republic — 0.0%
CEZ AS	44,423	1,710,679
Komercni Banka AS	21,941	758,020
		2,468,699
Denmark — 0.9%
AP Moller - Maersk A/S, Class A	806	1,309,295
AP Moller - Maersk A/S, Class B, NVS	1,112	1,839,624
Carlsberg A/S, Class B	22,453	2,711,356
Coloplast A/S, Class B	31,383	4,079,806
Danske Bank A/S	163,676	5,005,619
Demant A/S(a)	24,815	951,393
DSV A/S	41,958	7,696,969
Genmab A/S(a)	15,876	4,484,519
Novo Nordisk A/S, Class B	791,603	104,881,765
Novonesis (Novozymes) B, Class B	89,551	5,700,568
Orsted A/S(a)(c)	48,657	2,900,152
Pandora A/S	21,944	3,439,795
Rockwool A/S, Class B	1,927	851,758
Tryg A/S	93,139	2,039,195
Vestas Wind Systems A/S(a)	237,895	5,887,196
		153,779,010
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	636,678	1,092,029
Talaat Moustafa Group	191,013	221,262
		1,313,291
Finland — 0.2%
Elisa OYJ	28,418	1,323,182
Fortum OYJ	108,090	1,662,098
Kesko OYJ, Class B	64,376	1,164,478
Kone OYJ, Class B	78,447	4,005,863
Metso OYJ	144,271	1,465,870
Neste OYJ	102,054	2,059,738
Nokia OYJ	1,282,794	5,041,253
Nordea Bank Abp	793,085	9,280,471
Orion OYJ, Class B	27,418	1,260,218
Sampo OYJ, Class A	108,651	4,762,727
Stora Enso OYJ, Class R	151,325	1,891,731
UPM-Kymmene OYJ	129,327	4,277,622
Wartsila OYJ Abp	131,192	2,711,061
		40,906,312
France — 2.5%
Accor SA	46,929	1,805,974
Aeroports de Paris SA	5,652	742,595
Air Liquide SA	135,229	24,673,677
Airbus SE	139,313	21,081,761
Alstom SA(a)	93,250	1,827,010
Amundi SA(c)	12,544	915,470
ArcelorMittal SA	108,951	2,480,889
Arkema SA	12,406	1,119,553
AXA SA	439,912	15,445,223
BioMerieux	10,445	1,102,224
BNP Paribas SA	250,593	17,169,058
7
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Bollore SE	216,112	$1,345,262
Bouygues SA	54,624	1,885,948
Bureau Veritas SA	90,370	2,827,606
Capgemini SE	40,513	8,042,780
Carrefour SA	145,564	2,171,412
Cie. de Saint-Gobain SA	111,105	9,531,224
Cie. Generale des Etablissements Michelin SCA	174,629	6,913,359
Covivio SA/France	9,045	465,611
Credit Agricole SA	258,951	3,929,701
Danone SA	153,365	9,963,364
Dassault Aviation SA	6,070	1,222,097
Dassault Systemes SE	160,998	6,103,235
Edenred SE	64,394	2,681,287
Eiffage SA	21,224	2,112,249
Engie SA	424,788	6,677,736
EssilorLuxottica SA	68,502	15,675,974
Eurazeo SE	5,745	451,989
Eurofins Scientific SE	29,393	1,740,179
Euronext NV(c)	15,659	1,583,171
Gecina SA	12,822	1,271,144
Getlink SE	87,146	1,552,929
Hermes International SCA	7,577	16,558,280
Ipsen SA	10,773	1,209,594
Kering SA	17,511	5,378,289
Klepierre SA	40,707	1,165,627
La Francaise des Jeux SAEM(c)	24,748	960,191
Legrand SA	66,590	7,194,844
L'Oreal SA	56,854	24,586,367
LVMH Moet Hennessy Louis Vuitton SE	66,309	46,771,862
Orange SA	419,922	4,659,986
Pernod Ricard SA	50,123	6,706,815
Publicis Groupe SA	56,877	5,937,756
Remy Cointreau SA	4,015	316,806
Renault SA	50,157	2,430,715
Rexel SA	39,582	1,005,656
Safran SA	81,593	17,925,381
Sanofi SA	272,105	28,051,978
Sartorius Stedim Biotech	6,956	1,388,074
Schneider Electric SE	128,644	31,007,728
SEB SA	5,107	511,047
Societe Generale SA	174,262	4,519,827
Sodexo SA	21,726	2,057,611
STMicroelectronics NV	158,732	5,248,130
Teleperformance SE	15,013	1,932,704
Thales SA	25,754	4,093,687
TotalEnergies SE	535,140	36,103,911
Unibail-Rodamco-Westfield, New	31,412	2,349,028
Veolia Environnement SA	164,987	5,182,853
Vinci SA	125,911	14,368,703
Vivendi SE	175,270	1,870,263
		458,005,404
Germany — 1.9%
adidas AG	39,225	9,829,677
Allianz SE, Registered	95,208	26,816,798
BASF SE	220,741	10,277,069
Bayer AG, Registered	232,562	6,918,879
Bayerische Motoren Werke AG	74,501	6,909,902
Bechtle AG	22,648	1,000,896
Beiersdorf AG	23,202	3,367,701
Brenntag SE	32,136	2,286,037
Carl Zeiss Meditec AG, Bearer	10,826	740,656
Commerzbank AG	248,303	4,047,953
Security	Shares	Value
Germany (continued)
Continental AG	25,016	$1,533,576
Covestro AG(a)(c)	49,295	2,901,939
CTS Eventim AG & Co. KGaA	13,982	1,231,587
Daimler Truck Holding AG	128,190	4,949,281
Delivery Hero SE, Class A(a)(c)	47,240	1,051,004
Deutsche Bank AG, Registered	469,357	7,305,764
Deutsche Boerse AG	45,310	9,278,058
Deutsche Lufthansa AG, Registered	160,845	1,007,981
Deutsche Post AG, Registered	236,353	10,542,651
Deutsche Telekom AG, Registered	773,697	20,237,966
E.ON SE	541,296	7,590,658
Evonik Industries AG	54,246	1,098,574
Fresenius Medical Care AG & Co. KGaA	51,322	1,980,406
Fresenius SE & Co. KGaA(a)	100,415	3,597,945
GEA Group AG	45,513	2,009,648
Hannover Rueck SE	16,576	4,115,664
Heidelberg Materials AG	32,618	3,398,116
Henkel AG & Co. KGaA	26,306	2,038,265
Infineon Technologies AG	315,926	10,974,681
Knorr-Bremse AG	16,743	1,346,402
LEG Immobilien SE	17,079	1,489,826
Mercedes-Benz Group AG	193,566	12,795,569
Merck KGaA	31,822	5,685,709
MTU Aero Engines AG	13,451	3,808,834
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	32,690	16,100,634
Nemetschek SE	16,091	1,536,950
Puma SE	29,122	1,445,124
Qiagen NV, NVS	53,169	2,365,698
Rational AG	1,343	1,175,631
Rheinmetall AG	10,594	5,770,089
RWE AG	147,049	5,488,001
SAP SE	253,700	53,637,314
Scout24 SE(c)	21,252	1,680,128
Siemens AG, Registered	184,244	33,734,521
Siemens Energy AG(a)	144,865	4,206,668
Siemens Healthineers AG(c)	69,024	3,699,625
Symrise AG, Class A	34,295	4,322,246
Talanx AG(a)	14,789	1,123,541
Volkswagen AG	5,097	601,390
Vonovia SE	177,077	5,429,216
Zalando SE(a)(c)	50,505	1,294,154
		337,776,602
Greece — 0.1%
Alpha Services and Holdings SA	635,608	1,172,753
Eurobank Ergasias Services and Holdings SA, Class A	733,696	1,681,095
Hellenic Telecommunications Organization SA	56,482	927,985
Jumbo SA	35,297	945,836
Metlen Energy & Metals SA	25,139	993,480
National Bank of Greece SA	143,659	1,260,902
OPAP SA	53,509	932,932
Piraeus Financial Holdings SA	230,295	972,987
Public Power Corp. SA	57,244	729,250
		9,617,220
Hong Kong — 0.4%
AIA Group Ltd.	2,742,400	18,343,517
BOC Hong Kong Holdings Ltd.	847,500	2,465,650
CK Asset Holdings Ltd.	453,016	1,731,006
CK Hutchison Holdings Ltd.	685,016	3,578,598
CK Infrastructure Holdings Ltd.	153,500	1,023,806
Schedule of Investments
8

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
CLP Holdings Ltd.	399,500	$3,428,755
Futu Holdings Ltd., ADR(a)	14,972	947,428
Galaxy Entertainment Group Ltd.	575,000	2,417,255
Hang Seng Bank Ltd.	180,900	2,215,270
Henderson Land Development Co. Ltd.	299,003	839,846
HKT Trust & HKT Ltd., Class SS	910,000	1,102,158
Hong Kong & China Gas Co. Ltd.	2,542,040	2,071,439
Hong Kong Exchanges & Clearing Ltd.	326,900	9,642,576
Hongkong Land Holdings Ltd.	365,600	1,180,746
Jardine Matheson Holdings Ltd.	41,800	1,472,569
Link REIT	593,360	2,503,398
MTR Corp. Ltd.	405,000	1,310,213
Power Assets Holdings Ltd.	372,000	2,370,931
Sands China Ltd.(a)	639,200	1,198,266
Sino Land Co. Ltd.	988,000	1,021,946
SITC International Holdings Co. Ltd.	441,000	984,214
Sun Hung Kai Properties Ltd.	381,000	3,298,897
Swire Pacific Ltd., Class A	142,500	1,229,315
Swire Properties Ltd.	195,800	309,233
Techtronic Industries Co. Ltd.	362,000	4,636,022
WH Group Ltd.(c)	1,882,000	1,223,382
Wharf Holdings Ltd. (The)(b)	278,000	762,234
Wharf Real Estate Investment Co. Ltd.	476,200	1,170,699
		74,479,369
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	119,126	928,528
OTP Bank Nyrt	61,785	3,167,195
Richter Gedeon Nyrt	25,206	718,584
		4,814,307
India — 2.0%
ABB India Ltd.	12,142	1,147,488
Adani Enterprises Ltd.	39,034	1,481,369
Adani Green Energy Ltd.(a)	73,317	1,622,018
Adani Ports & Special Economic Zone Ltd.	120,042	2,257,448
Adani Power Ltd.(a)	192,430	1,693,159
Ambuja Cements Ltd.	166,959	1,358,104
APL Apollo Tubes Ltd.	44,160	785,088
Apollo Hospitals Enterprise Ltd.	26,948	2,133,617
Ashok Leyland Ltd.	156,106	480,435
Asian Paints Ltd.	102,767	3,792,906
Astral Ltd.	24,610	644,265
AU Small Finance Bank Ltd.(c)	49,275	380,884
Aurobindo Pharma Ltd.	80,474	1,380,950
Avenue Supermarts Ltd.(a)(c)	37,073	2,187,382
Axis Bank Ltd.	648,405	9,057,765
Bajaj Auto Ltd.	17,736	2,049,133
Bajaj Finance Ltd.	67,447	5,496,042
Bajaj Finserv Ltd.	107,056	2,116,587
Balkrishna Industries Ltd.	11,631	462,495
Bandhan Bank Ltd.(c)	184,727	482,375
Bank of Baroda	195,520	593,523
Bharat Electronics Ltd.	879,902	3,329,451
Bharat Forge Ltd.	71,325	1,480,253
Bharat Heavy Electricals Ltd.	293,479	1,110,259
Bharat Petroleum Corp. Ltd.	417,037	1,749,251
Bharti Airtel Ltd.	581,533	10,388,457
Bosch Ltd.	1,800	752,815
Britannia Industries Ltd.(a)	27,231	1,882,948
CG Power and Industrial Solutions Ltd.	169,196	1,491,118
Cholamandalam Investment and Finance Co. Ltd.	110,524	1,872,669
Cipla Ltd.	120,962	2,235,134
Security	Shares	Value
India (continued)
Coal India Ltd.	340,252	$2,128,240
Colgate-Palmolive India Ltd.	32,670	1,333,273
Container Corp. of India Ltd.	74,384	927,156
Cummins India Ltd.	31,387	1,447,174
Dabur India Ltd.	149,060	1,133,276
Divi's Laboratories Ltd.	34,638	2,039,028
DLF Ltd.	171,822	1,829,287
Dr. Reddy's Laboratories Ltd.	30,607	2,471,496
Eicher Motors Ltd.	35,742	2,122,507
GAIL India Ltd.	598,901	1,727,380
GMR Airports Infrastructure Ltd.(a)	684,743	834,481
Godrej Consumer Products Ltd.	92,910	1,602,198
Godrej Properties Ltd.(a)	30,995	1,194,853
Grasim Industries Ltd.	68,458	2,273,758
Havells India Ltd.	75,134	1,661,694
HCL Technologies Ltd.	254,789	5,013,465
HDFC Asset Management Co. Ltd.(c)	15,519	763,690
HDFC Bank Ltd.	691,618	13,365,004
HDFC Life Insurance Co. Ltd.(c)	224,116	1,918,830
Hero MotoCorp Ltd.	29,042	1,907,991
Hindalco Industries Ltd.	338,285	2,713,559
Hindustan Aeronautics Ltd., NVS	45,430	2,677,288
Hindustan Petroleum Corp. Ltd.	206,830	972,337
Hindustan Unilever Ltd.	197,391	6,386,086
ICICI Bank Ltd.	1,326,592	19,337,020
ICICI Lombard General Insurance Co. Ltd.(c)	61,043	1,466,837
ICICI Prudential Life Insurance Co. Ltd.(c)	42,762	376,749
IDFC First Bank Ltd.(a)	927,687	844,158
Indian Hotels Co. Ltd., Class A	198,109	1,522,404
Indian Oil Corp. Ltd.	663,458	1,445,782
Indian Railway Catering & Tourism Corp. Ltd.	69,841	825,934
Indus Towers Ltd.(a)	194,551	1,008,517
IndusInd Bank Ltd.	76,230	1,302,946
Info Edge India Ltd.	20,855	1,753,770
Infosys Ltd.	793,498	17,595,663
InterGlobe Aviation Ltd.(a)(c)	38,949	2,082,838
ITC Ltd.	778,150	4,613,395
Jindal Stainless Ltd.	62,207	551,560
Jindal Steel & Power Ltd.	77,498	917,727
Jio Financial Services Ltd., NVS(a)	719,190	2,832,019
JSW Energy Ltd.	84,095	733,416
JSW Steel Ltd.	176,827	1,965,345
Jubilant Foodworks Ltd.	118,201	847,222
Kotak Mahindra Bank Ltd.	257,188	5,571,707
Larsen & Toubro Ltd.	157,724	7,202,840
LTIMindtree Ltd.(c)	27,034	1,831,592
Lupin Ltd.	69,273	1,585,200
Macrotech Developers Ltd.	60,153	941,969
Mahindra & Mahindra Ltd.	227,675	7,925,471
Mankind Pharma Ltd.(a)	24,128	585,569
Marico Ltd.	148,901	1,200,655
Maruti Suzuki India Ltd.	32,486	5,097,168
Max Healthcare Institute Ltd.	191,243	2,111,903
Mphasis Ltd.	11,689	405,178
MRF Ltd.	374	635,983
Nestle India Ltd., NVS	71,379	2,097,545
NHPC Ltd., NVS	724,775	912,397
NMDC Ltd.	286,877	830,623
NTPC Ltd.	937,855	4,670,263
Oil & Natural Gas Corp. Ltd.	835,812	3,339,050
Page Industries Ltd.	1,783	904,213
PB Fintech Ltd.(a)	61,000	1,061,197
9
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Persistent Systems Ltd., NVS	23,476	$1,358,386
Petronet LNG Ltd.	116,014	511,610
Phoenix Mills Ltd. (The)	23,726	1,021,049
PI Industries Ltd.	23,399	1,240,046
Pidilite Industries Ltd.	39,340	1,498,064
Polycab India Ltd.	11,997	985,645
Power Finance Corp. Ltd.	347,493	2,319,561
Power Grid Corp. of India Ltd.	1,107,273	4,612,000
Punjab National Bank	599,907	891,281
REC Ltd.	310,876	2,401,421
Reliance Industries Ltd.	730,958	26,352,804
Samvardhana Motherson International Ltd.	598,186	1,408,086
SBI Life Insurance Co. Ltd.(c)	110,314	2,315,102
Shree Cement Ltd.	2,849	945,317
Shriram Finance Ltd.	65,385	2,293,950
Siemens Ltd.	22,438	1,915,923
Solar Industries India Ltd.	6,563	848,595
Sona Blw Precision Forgings Ltd.(c)	90,117	732,087
SRF Ltd.	40,714	1,288,756
State Bank of India	454,439	4,751,034
Sun Pharmaceutical Industries Ltd.	226,676	4,662,260
Sundaram Finance Ltd.	5,625	291,055
Supreme Industries Ltd.	16,086	1,030,872
Suzlon Energy Ltd.(a)	2,293,787	1,907,480
Tata Communications Ltd.	27,944	665,591
Tata Consultancy Services Ltd.	217,380	11,414,776
Tata Consumer Products Ltd.	155,416	2,211,382
Tata Elxsi Ltd.	10,900	911,135
Tata Motors Ltd.	446,590	6,185,063
Tata Motors Ltd.	53,122	504,870
Tata Power Co. Ltd. (The)	358,015	1,944,213
Tata Steel Ltd.	1,776,544	3,517,359
Tech Mahindra Ltd.	157,653	2,936,643
Thermax Ltd.	10,076	611,645
Titan Co. Ltd.	86,273	3,572,681
Torrent Pharmaceuticals Ltd.	11,320	429,627
Torrent Power Ltd.	40,484	903,955
Trent Ltd.	54,346	3,798,160
Tube Investments of India Ltd.	28,825	1,427,092
TVS Motor Co. Ltd.	109,790	3,325,103
UltraTech Cement Ltd.	24,340	3,460,727
Union Bank of India Ltd.	389,228	629,158
United Spirits Ltd.	35,370	598,297
UPL Ltd.	147,310	1,008,519
Varun Beverages Ltd.	116,536	2,198,648
Vedanta Ltd.	269,727	1,455,036
Wipro Ltd.	306,660	1,913,684
Yes Bank Ltd.(a)	4,325,549	1,373,656
Zomato Ltd.(a)	1,487,161	4,089,704
		367,942,372
Indonesia — 0.2%
Adaro Energy Indonesia Tbk PT	4,744,900	939,642
Amman Mineral Internasional PT(a)	1,738,500	1,265,741
Aneka Tambang Tbk	2,156,100	174,632
Astra International Tbk PT	5,810,900	1,689,183
Bank Central Asia Tbk PT	13,630,700	8,613,496
Bank Mandiri Persero Tbk PT	8,143,828	3,211,838
Bank Negara Indonesia Persero Tbk PT	4,308,676	1,319,631
Bank Rakyat Indonesia Persero Tbk PT	16,291,230	4,687,640
Barito Pacific Tbk PT	7,636,064	513,351
Chandra Asri Pacific Tbk PT	1,877,841	1,114,463
Charoen Pokphand Indonesia Tbk PT	2,389,745	767,922
Security	Shares	Value
Indonesia (continued)
GoTo Gojek Tokopedia Tbk PT(a)	212,241,300	$694,544
Indah Kiat Pulp & Paper Tbk PT	682,500	351,029
Indofood Sukses Makmur Tbk PT	1,754,300	660,830
Kalbe Farma Tbk PT	6,437,900	629,536
Merdeka Copper Gold Tbk PT(a)	2,987,632	453,027
Sumber Alfaria Trijaya Tbk PT	5,838,000	1,019,675
Telkom Indonesia Persero Tbk PT	10,195,800	1,810,819
Unilever Indonesia Tbk PT	2,250,900	337,998
United Tractors Tbk PT	455,306	722,441
		30,977,438
Ireland — 0.2%
AIB Group PLC	194,648	1,116,517
Bank of Ireland Group PLC	183,360	2,076,540
CRH PLC	177,801	15,237,546
Kerry Group PLC, Class A	45,260	4,231,617
Kingspan Group PLC	31,437	2,941,377
Smurfit WestRock PLC(a)	80,875	3,587,966
Smurfit WestRock PLC	63,797	2,860,658
		32,052,221
Israel — 0.2%
Azrieli Group Ltd.	10,219	627,216
Bank Hapoalim BM	323,083	2,964,718
Bank Leumi Le-Israel BM	337,839	2,911,324
Check Point Software Technologies Ltd.(a)	21,826	4,003,980
CyberArk Software Ltd.(a)	11,195	2,870,174
Elbit Systems Ltd.	8,179	1,463,919
Global-e Online Ltd.(a)(b)	25,136	862,668
ICL Group Ltd.	233,952	979,341
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	262,493	1,340,030
Mizrahi Tefahot Bank Ltd.	47,323	1,707,710
Monday.com Ltd.(a)	8,884	2,041,632
Nice Ltd.(a)	15,237	2,750,112
Teva Pharmaceutical Industries Ltd., ADR(a)	260,547	4,541,334
Wix.com Ltd.(a)	13,850	2,159,561
		31,223,722
Italy — 0.6%
Amplifon SpA	30,525	969,486
Banco BPM SpA	264,743	1,832,993
Davide Campari-Milano NV	168,350	1,518,260
DiaSorin SpA	6,732	734,265
Enel SpA	1,848,982	13,200,204
Eni SpA	546,042	8,736,558
Ferrari NV	30,654	12,616,346
FinecoBank Banca Fineco SpA	126,264	2,143,485
Generali	240,894	6,235,062
Infrastrutture Wireless Italiane SpA(c)	45,609	507,501
Intesa Sanpaolo SpA	3,709,809	15,064,912
Leonardo SpA	77,415	1,844,441
Mediobanca Banca di Credito Finanziario SpA	147,632	2,396,545
Moncler SpA	45,723	2,726,283
Nexi SpA(a)(c)	135,023	828,728
Poste Italiane SpA(c)	90,654	1,227,233
Prysmian SpA	63,392	4,357,851
Recordati Industria Chimica e Farmaceutica SpA	30,252	1,647,015
Snam SpA	549,354	2,625,157
Stellantis NV	518,665	8,643,064
Telecom Italia SpA/Milano(a)(b)	3,091,893	757,861
Tenaris SA, NVS	132,457	2,101,672
Terna - Rete Elettrica Nazionale	407,831	3,396,112
Schedule of Investments
10

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
UniCredit SpA	372,746	$15,310,430
		111,421,464
Japan — 5.3%
Advantest Corp.	187,600	8,303,432
Aeon Co. Ltd.	159,800	3,646,090
AGC Inc.	50,400	1,803,803
Aisin Corp.	44,000	1,484,383
Ajinomoto Co. Inc.	114,700	4,723,947
ANA Holdings Inc.	37,000	707,726
Asahi Group Holdings Ltd.	113,000	4,159,889
Asahi Kasei Corp.	291,800	2,104,247
Asics Corp.	147,600	2,408,881
Astellas Pharma Inc.	425,100	4,930,289
Bandai Namco Holdings Inc.	149,900	3,185,487
Bridgestone Corp.	143,200	5,838,786
Brother Industries Ltd.	63,700	1,306,892
Canon Inc.	239,700	7,503,016
Capcom Co. Ltd.	87,200	1,862,933
Central Japan Railway Co.	160,800	3,791,172
Chiba Bank Ltd. (The)	122,000	1,142,832
Chubu Electric Power Co. Inc.	161,900	2,041,319
Chugai Pharmaceutical Co. Ltd.	160,400	7,000,253
Concordia Financial Group Ltd.	258,800	1,631,090
Dai Nippon Printing Co. Ltd.	56,200	1,848,879
Daifuku Co. Ltd.	80,600	1,458,722
Dai-ichi Life Holdings Inc.	230,600	7,031,062
Daiichi Sankyo Co. Ltd.	444,700	18,111,592
Daikin Industries Ltd.	60,500	8,772,896
Daito Trust Construction Co. Ltd.	9,400	1,130,445
Daiwa House Industry Co. Ltd.	138,700	3,927,760
Daiwa Securities Group Inc.	350,600	2,894,586
Denso Corp.	448,800	7,359,874
Dentsu Group Inc.	55,700	1,472,887
Disco Corp.	20,700	6,922,009
East Japan Railway Co.	221,800	4,226,045
Eisai Co. Ltd.	49,000	1,868,660
ENEOS Holdings Inc.	728,980	3,819,520
FANUC Corp.	231,300	6,857,293
Fast Retailing Co. Ltd.	40,700	11,218,904
Fuji Electric Co. Ltd.	34,100	1,918,019
FUJIFILM Holdings Corp.	262,200	6,234,048
Fujitsu Ltd.	430,600	7,819,764
Hamamatsu Photonics KK	33,300	959,005
Hankyu Hanshin Holdings Inc.	61,500	1,754,836
Hikari Tsushin Inc.	5,400	1,011,173
Hitachi Construction Machinery Co. Ltd.	31,000	772,121
Hitachi Ltd.	1,121,000	24,221,069
Honda Motor Co. Ltd.	1,098,300	11,734,866
Hoshizaki Corp.	30,300	954,262
Hoya Corp.	85,400	10,700,683
Hulic Co. Ltd.	124,800	1,218,186
Ibiden Co. Ltd.	30,900	1,197,751
Idemitsu Kosan Co. Ltd.	240,400	1,583,350
Inpex Corp.	239,800	3,702,868
Isuzu Motors Ltd.	160,400	2,169,751
ITOCHU Corp.	283,900	14,559,365
Japan Airlines Co. Ltd.	42,000	680,521
Japan Exchange Group Inc.	130,700	3,068,628
Japan Post Bank Co. Ltd.	358,100	3,726,448
Japan Post Holdings Co. Ltd.	490,500	5,194,620
Japan Post Insurance Co. Ltd.	50,200	1,033,494
Japan Real Estate Investment Corp.	361	1,252,131
Security	Shares	Value
Japan (continued)
Japan Tobacco Inc.	290,000	$8,533,302
JFE Holdings Inc.	124,500	1,823,721
Kajima Corp.	114,700	2,216,407
Kansai Electric Power Co. Inc. (The)	170,400	2,916,531
Kao Corp.	118,200	5,175,939
Kawasaki Kisen Kaisha Ltd.	104,300	1,602,585
KDDI Corp.	357,600	10,760,186
Keisei Electric Railway Co. Ltd.	35,500	1,061,772
Keyence Corp.	46,200	20,201,418
Kikkoman Corp.	163,700	2,048,533
Kintetsu Group Holdings Co. Ltd.	45,700	1,058,420
Kirin Holdings Co. Ltd.	200,300	2,831,756
Kobe Bussan Co. Ltd.	45,000	1,208,198
Koito Manufacturing Co. Ltd.	62,800	928,580
Komatsu Ltd.	215,500	6,126,142
Konami Group Corp.	28,100	2,114,232
Kubota Corp.	250,300	3,598,541
Kyocera Corp.	316,100	3,981,267
Kyowa Kirin Co. Ltd.	39,500	833,158
Lasertec Corp.	19,800	3,513,176
LY Corp.	676,500	1,692,545
M3 Inc.	111,500	1,041,104
Makita Corp.	62,900	2,073,336
Marubeni Corp.	347,700	6,543,631
MatsukiyoCocokara & Co.	80,900	1,319,309
Mazda Motor Corp.	143,800	1,240,335
McDonald's Holdings Co. Japan Ltd.(b)	24,100	998,442
MEIJI Holdings Co. Ltd.	58,000	1,464,753
Minebea Mitsumi Inc.	99,300	2,388,593
Mitsubishi Chemical Group Corp.	296,100	1,748,839
Mitsubishi Corp.	797,700	16,474,143
Mitsubishi Electric Corp.	472,700	7,876,017
Mitsubishi Estate Co. Ltd.	255,000	4,346,201
Mitsubishi HC Capital Inc.	146,600	1,054,702
Mitsubishi Heavy Industries Ltd.	767,000	9,193,320
Mitsubishi UFJ Financial Group Inc.	2,659,700	30,720,467
Mitsui & Co. Ltd.	625,800	14,520,992
Mitsui Chemicals Inc.	45,000	1,301,041
Mitsui Fudosan Co. Ltd.	611,500	6,335,054
Mitsui OSK Lines Ltd.	85,100	2,703,044
Mizuho Financial Group Inc.	564,490	12,904,323
MonotaRO Co. Ltd.	80,700	1,140,799
MS&AD Insurance Group Holdings Inc.	322,100	7,593,358
Murata Manufacturing Co. Ltd.	398,300	8,861,368
NEC Corp.	53,300	4,613,362
Nexon Co. Ltd.	82,600	1,779,097
Nidec Corp.	103,600	4,557,433
Nintendo Co. Ltd.	249,800	13,803,546
Nippon Building Fund Inc.	420	1,620,885
Nippon Express Holdings Inc.	16,900	836,226
Nippon Paint Holdings Co. Ltd.	245,900	1,569,696
Nippon Prologis REIT Inc.	382	631,140
Nippon Sanso Holdings Corp.	45,500	1,487,019
Nippon Steel Corp.	206,434	4,482,176
Nippon Telegraph & Telephone Corp.	6,675,300	7,113,955
Nippon Yusen KK	113,900	3,670,300
Nissan Chemical Corp.	39,700	1,280,958
Nissan Motor Co. Ltd.	530,400	1,683,556
Nissin Foods Holdings Co. Ltd.	51,000	1,516,372
Nitori Holdings Co. Ltd.	20,200	2,470,368
Nitto Denko Corp.	38,300	3,325,722
Nomura Holdings Inc.	736,700	4,542,203
11
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nomura Real Estate Holdings Inc.	26,300	$735,209
Nomura Real Estate Master Fund Inc.	1,220	1,196,880
Nomura Research Institute Ltd.	96,700	2,985,293
NTT Data Group Corp.	160,600	2,501,251
Obayashi Corp.	171,700	2,254,305
Obic Co. Ltd.	17,000	2,592,212
Olympus Corp.	295,700	5,104,989
Omron Corp.	48,100	1,784,214
Ono Pharmaceutical Co. Ltd.	103,100	1,520,965
Oracle Corp./Japan	8,800	718,337
Oriental Land Co. Ltd./Japan	265,600	7,603,996
ORIX Corp.	288,000	6,966,616
Osaka Gas Co. Ltd.	93,600	2,118,556
Otsuka Corp.	61,600	1,365,535
Otsuka Holdings Co. Ltd.	95,800	4,882,763
Pan Pacific International Holdings Corp.	95,200	2,483,692
Panasonic Holdings Corp.	513,100	4,202,894
Rakuten Group Inc.(a)	373,300	2,190,030
Recruit Holdings Co. Ltd.	359,800	20,632,116
Renesas Electronics Corp.	370,800	6,386,612
Resona Holdings Inc.	501,700	3,597,658
Ricoh Co. Ltd.	141,300	1,315,405
Rohm Co. Ltd.	89,800	1,224,354
SBI Holdings Inc.	68,330	1,776,145
SCREEN Holdings Co. Ltd.	21,100	1,788,008
SCSK Corp.	53,300	1,049,366
Secom Co. Ltd.	42,300	2,700,971
Seiko Epson Corp.	80,800	1,398,681
Sekisui Chemical Co. Ltd.	96,200	1,451,465
Sekisui House Ltd.	152,400	3,818,584
Seven & i Holdings Co. Ltd.	518,300	6,206,514
SG Holdings Co. Ltd.	96,900	985,342
Shimadzu Corp.	65,100	1,920,078
Shimano Inc.	20,100	3,565,821
Shin-Etsu Chemical Co. Ltd.	427,000	18,971,898
Shionogi & Co. Ltd.	64,600	2,841,694
Shiseido Co. Ltd.	96,200	3,006,388
Shizuoka Financial Group Inc., NVS	125,400	1,252,532
SMC Corp.	12,800	6,228,034
SoftBank Corp.	658,500	8,589,969
SoftBank Group Corp.	249,700	15,259,770
Sompo Holdings Inc.	219,400	5,002,740
Sony Group Corp.	304,800	27,071,908
Subaru Corp.	151,200	2,907,046
SUMCO Corp.	92,600	1,522,380
Sumitomo Corp.	252,200	6,266,550
Sumitomo Electric Industries Ltd.	179,800	2,719,846
Sumitomo Metal Mining Co. Ltd.	65,000	1,982,115
Sumitomo Mitsui Financial Group Inc.	296,700	21,425,573
Sumitomo Mitsui Trust Holdings Inc.	160,616	4,059,864
Sumitomo Realty & Development Co. Ltd.	73,400	2,426,070
Suntory Beverage & Food Ltd.	41,700	1,497,703
Suzuki Motor Corp.	369,400	4,245,212
Sysmex Corp.	119,300	1,953,092
T&D Holdings Inc.	88,800	1,664,621
Taisei Corp.	45,700	1,940,941
Takeda Pharmaceutical Co. Ltd.	389,034	10,921,844
TDK Corp.	91,400	6,376,274
Terumo Corp.	320,300	5,742,450
TIS Inc.	63,100	1,351,692
Toho Co. Ltd./Tokyo	35,500	1,274,884
Tokio Marine Holdings Inc.	441,000	17,301,800
Security	Shares	Value
Japan (continued)
Tokyo Electric Power Co. Holdings Inc.(a)	388,600	$1,946,404
Tokyo Electron Ltd.	116,500	24,377,316
Tokyo Gas Co. Ltd.	97,900	2,144,952
Tokyu Corp.	124,900	1,513,211
Toppan Holdings Inc.	60,500	1,711,312
Toray Industries Inc.	352,800	1,834,226
TOTO Ltd.	37,700	1,038,076
Toyota Industries Corp.	38,900	3,270,327
Toyota Motor Corp.	2,551,900	49,023,926
Toyota Tsusho Corp.	161,200	3,222,875
Trend Micro Inc./Japan	21,200	1,016,169
Unicharm Corp.	100,500	3,366,810
West Japan Railway Co.	114,800	2,260,071
Yakult Honsha Co. Ltd.	75,600	1,550,209
Yamaha Motor Co. Ltd.	221,200	2,059,809
Yamato Holdings Co. Ltd.	77,700	943,673
Yaskawa Electric Corp.	62,500	2,175,238
Yokogawa Electric Corp.	61,400	1,554,171
Zensho Holdings Co. Ltd.	24,800	1,009,454
ZOZO Inc.	39,200	1,147,577
		961,013,707
Kuwait — 0.1%
Boubyan Bank KSCP	439,445	851,148
Kuwait Finance House KSCP	2,471,497	5,960,333
Mabanee Co. KPSC	249,646	685,720
Mobile Telecommunications Co. KSCP	560,423	836,576
National Bank of Kuwait SAKP	1,613,625	4,784,513
		13,118,290
Malaysia — 0.1%
Axiata Group Bhd	352,300	184,233
CELCOMDIGI Bhd	1,068,683	884,504
CIMB Group Holdings Bhd	1,482,200	2,396,610
Genting Bhd	650,700	670,520
Genting Malaysia Bhd	423,900	240,187
Hong Leong Bank Bhd	198,400	833,021
IHH Healthcare Bhd	638,000	874,829
Inari Amertron Bhd	783,100	645,647
Kuala Lumpur Kepong Bhd	80,200	368,240
Malayan Banking Bhd	1,488,400	3,310,795
Malaysia Airports Holdings Bhd	280,000	624,342
Maxis Bhd	808,200	620,948
MISC Bhd	365,300	698,876
MR DIY Group M Bhd(c)	430,200	196,707
Nestle Malaysia Bhd	21,400	506,193
Petronas Chemicals Group Bhd(b)	871,700	1,100,784
Petronas Gas Bhd	316,700	1,255,347
PPB Group Bhd	169,400	547,082
Press Metal Aluminium Holdings Bhd	1,071,600	1,251,173
Public Bank Bhd	3,739,150	3,427,907
RHB Bank Bhd	406,400	505,162
Sime Darby Plantation Bhd	336,100	327,273
Telekom Malaysia Bhd	404,400	614,146
Tenaga Nasional Bhd	736,200	2,256,110
YTL Corp. Bhd	902,500	671,242
YTL Power International Bhd	575,700	585,365
		25,597,243
Mexico — 0.2%
America Movil SAB de CV	4,417,410	3,689,276
Arca Continental SAB de CV	111,800	1,100,178
Banco del Bajio SA(c)	180,800	538,780
Cemex SAB de CV, NVS	3,640,654	2,352,717
Schedule of Investments
12

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
Coca-Cola Femsa SAB de CV	124,900	$1,133,358
Fibra Uno Administracion SA de CV	674,500	857,290
Fomento Economico Mexicano SAB de CV	502,800	5,552,363
Gruma SAB de CV, Class B	42,125	787,557
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	76,200	654,148
Grupo Aeroportuario del Pacifico SAB de CV, Class B	91,395	1,458,170
Grupo Aeroportuario del Sureste SAB de CV, Class B	46,580	1,404,575
Grupo Bimbo SAB de CV, Series A(b)	331,800	1,160,614
Grupo Carso SAB de CV, Series A1	177,400	1,140,708
Grupo Financiero Banorte SAB de CV, Class O	652,400	4,888,711
Grupo Financiero Inbursa SAB de CV, Class O(a)	549,900	1,339,110
Grupo Mexico SAB de CV, Series B	838,128	4,723,495
Industrias Penoles SAB de CV(a)	45,395	663,175
Kimberly-Clark de Mexico SAB de CV, Class A	306,900	545,900
Orbia Advance Corp. SAB de CV	352,558	452,454
Prologis Property Mexico SA de CV	210,850	703,927
Wal-Mart de Mexico SAB de CV	1,254,400	4,171,683
		39,318,189
Netherlands — 1.1%
ABN AMRO Bank NV, CVA(c)	110,942	1,936,698
Adyen NV(a)(c)	5,411	6,618,942
Aegon Ltd.	390,339	2,525,982
AerCap Holdings NV	48,652	4,570,855
Akzo Nobel NV	43,144	2,667,689
ASM International NV	12,470	8,579,622
ASML Holding NV	97,153	90,466,086
ASR Nederland NV	34,366	1,726,625
BE Semiconductor Industries NV	18,428	2,373,980
Coca-Cola Europacific Partners PLC	50,311	3,711,443
DSM-Firmenich AG	42,318	5,402,692
EXOR NV, NVS	23,841	2,443,998
Heineken Holding NV	33,849	2,494,348
Heineken NV	68,855	6,110,244
IMCD NV	12,857	1,848,752
ING Groep NV	820,203	14,887,458
InPost SA(a)	42,478	735,954
JDE Peet's NV	20,514	451,117
Koninklijke Ahold Delhaize NV	232,069	7,476,147
Koninklijke KPN NV	884,778	3,486,188
Koninklijke Philips NV(a)	197,550	5,549,117
NN Group NV	63,700	3,196,731
OCI NV	24,842	598,702
Prosus NV	348,888	12,170,358
Randstad NV	26,708	1,300,812
Universal Music Group NV	194,285	4,628,738
Wolters Kluwer NV	62,127	10,400,637
		208,359,915
New Zealand — 0.0%
Auckland International Airport Ltd.	385,142	1,714,545
Fisher & Paykel Healthcare Corp. Ltd.	152,080	2,935,879
Meridian Energy Ltd.	262,386	1,015,033
Spark New Zealand Ltd.	523,511	1,345,414
		7,010,871
Norway — 0.1%
Aker BP ASA	87,128	2,109,734
DNB Bank ASA	225,897	4,667,041
Equinor ASA	212,213	5,619,442
Gjensidige Forsikring ASA	33,914	573,749
Security	Shares	Value
Norway (continued)
Kongsberg Gruppen ASA	22,156	$2,227,888
Mowi ASA	94,975	1,603,037
Norsk Hydro ASA	364,222	2,020,287
Orkla ASA	206,833	1,745,565
Salmar ASA	17,034	980,048
Telenor ASA	165,488	1,971,793
Yara International ASA	44,704	1,273,454
		24,792,038
Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	47,316	733,398
Credicorp Ltd.	16,345	2,789,111
Southern Copper Corp.	20,259	2,159,812
		5,682,321
Philippines — 0.1%
Ayala Corp.	51,850	521,551
Ayala Land Inc.	2,184,500	1,105,993
Bank of the Philippine Islands	530,668	1,102,689
BDO Unibank Inc.	562,706	1,323,650
International Container Terminal Services Inc.	129,320	788,651
JG Summit Holdings Inc.	576,359	274,478
Jollibee Foods Corp.	179,700	709,163
Metropolitan Bank & Trust Co.	517,180	608,572
PLDT Inc.	16,515	428,823
SM Investments Corp.	70,920	1,105,321
SM Prime Holdings Inc.	2,920,825	1,443,164
		9,412,055
Poland — 0.1%
Allegro.eu SA (a)(c)	122,096	1,121,576
Bank Polska Kasa Opieki SA	53,260	2,157,622
Budimex SA	2,290	368,532
CD Projekt SA	16,970	681,201
Dino Polska SA(a)(b)(c)	12,780	1,134,940
KGHM Polska Miedz SA	40,449	1,390,517
LPP SA	303	1,161,685
mBank SA(a)	2,468	387,983
ORLEN SA	129,362	2,109,383
PGE Polska Grupa Energetyczna SA(a)	121,449	223,609
Powszechna Kasa Oszczednosci Bank Polski SA	234,287	3,481,839
Powszechny Zaklad Ubezpieczen SA	151,151	1,851,013
Santander Bank Polska SA	9,521	1,254,662
		17,324,562
Portugal — 0.1%
Banco Espirito Santo SA, Registered,NVS(d)(e)	3	—
EDP Renovaveis SA	77,222	1,200,496
EDP SA	757,251	3,120,984
Galp Energia SGPS SA	116,306	2,445,498
Jeronimo Martins SGPS SA	73,253	1,280,340
		8,047,318
Qatar — 0.1%
Commercial Bank PSQC (The)	900,003	1,031,148
Dukhan Bank	665,203	682,730
Industries Qatar QSC	427,328	1,535,102
Masraf Al Rayan QSC	1,481,824	946,279
Mesaieed Petrochemical Holding Co.	1,233,545	565,512
Ooredoo QPSC	399,205	1,143,713
Qatar Gas Transport Co. Ltd.	616,575	761,713
Qatar Islamic Bank QPSC	472,350	2,549,329
Qatar National Bank QPSC	1,097,855	4,596,382
		13,811,908
13
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Russia — 0.0%
Alrosa PJSC(a)(d)	472,000	$56
Gazprom PJSC(a)(d)	3,457,370	407
GMK Norilskiy Nickel PAO(a)(d)	1,966,500	2
Inter RAO UES PJSC(a)(d)	11,798,500	1,388
LUKOIL PJSC(a)(d)	127,513	15
Mobile TeleSystems PJSC(a)(d)	482,206	57
Moscow Exchange MICEX-RTS PJSC(a)(d)	490,370	58
Novatek PJSC(a)(d)	290,740	34
Novolipetsk Steel PJSC(a)(d)	316,690	37
PhosAgro PJSC(a)(d)	26,470	3
PhosAgro PJSC, New(a)(d)	511	5
Polyus PJSC(a)(d)	9,781	1
Rosneft Oil Co. PJSC(a)(d)	352,530	41
Sberbank of Russia PJSC(a)(d)	2,557,600	301
Severstal PAO(a)(d)	47,814	6
Surgutneftegas PJSC(a)(d)	2,443,710	287
Tatneft PJSC(a)(d)	397,511	47
TCS Group Holding PLC, GDR(a)(d)(e)	35,279	4
X5 Retail Group NV, GDR(a)(d)	24,002	3
Yandex NV(a)(d)	90,278	11
		2,763
Saudi Arabia — 0.4%
ACWA Power Co.	36,471	3,839,667
Ades Holding Co.(a)	96,119	522,622
Al Rajhi Bank	482,536	11,002,197
Alinma Bank	354,956	3,065,776
Almarai Co. JSC	72,082	1,160,936
Arab National Bank	220,060	1,258,685
Arabian Internet & Communications Services Co.	4,895	383,713
Bank AlBilad	139,239	1,364,725
Bank Al-Jazira(a)	144,605	662,834
Banque Saudi Fransi	170,656	1,682,933
Bupa Arabia for Cooperative Insurance Co.	19,939	1,224,432
Co. for Cooperative Insurance (The)	17,265	662,474
Dar Al Arkan Real Estate Development Co.(a)	168,874	609,439
Dr Sulaiman Al Habib Medical Services Group Co.	20,324	1,560,093
Elm Co.	5,827	1,421,059
Etihad Etisalat Co.	100,115	1,390,633
Mouwasat Medical Services Co.	19,743	635,260
Riyad Bank	422,993	3,094,357
SABIC Agri-Nutrients Co.	63,988	2,007,844
Sahara International Petrochemical Co.	101,323	771,031
SAL Saudi Logistics Services	5,801	486,126
Saudi Arabian Mining Co.(a)	363,937	4,178,817
Saudi Arabian Oil Co.(c)	877,965	6,459,034
Saudi Awwal Bank	240,929	2,520,915
Saudi Basic Industries Corp.	225,519	4,736,506
Saudi Electricity Co.	223,911	1,020,210
Saudi Industrial Investment Group	77,468	421,775
Saudi Investment Bank (The)	117,622	400,656
Saudi Kayan Petrochemical Co.(a)	195,819	425,793
Saudi National Bank (The)	754,333	7,622,052
Saudi Research & Media Group(a)	7,060	491,226
Saudi Tadawul Group Holding Co.	12,524	772,840
Saudi Telecom Co.	449,504	4,617,271
Savola Group (The)(a)	66,245	805,817
Yanbu National Petrochemical Co.	64,223	692,401
		73,972,149
Singapore — 0.3%
CapitaLand Ascendas REIT(b)	1,079,779	2,204,432
CapitaLand Integrated Commercial Trust	1,555,532	2,429,797
Security	Shares	Value
Singapore (continued)
CapitaLand Investment Ltd./Singapore(b)	796,500	$1,614,930
DBS Group Holdings Ltd.	467,960	12,823,700
Genting Singapore Ltd.(b)	1,963,500	1,247,712
Grab Holdings Ltd., Class A(a)	388,046	1,280,552
Keppel Ltd.	399,300	1,987,262
Oversea-Chinese Banking Corp. Ltd.(b)	875,500	9,744,880
Sea Ltd., ADR(a)	89,329	5,868,915
Sembcorp Industries Ltd.	272,400	973,985
Singapore Airlines Ltd.(b)	304,700	1,592,335
Singapore Exchange Ltd.	95,300	702,637
Singapore Technologies Engineering Ltd.	432,300	1,431,249
Singapore Telecommunications Ltd.	1,874,600	4,342,824
United Overseas Bank Ltd.	300,300	7,281,879
Wilmar International Ltd.	425,000	1,013,427
		56,540,516
South Africa — 0.3%
Absa Group Ltd.	189,483	1,662,561
Anglo American Platinum Ltd.(b)	15,298	593,798
Anglogold Ashanti PLC, NVS	106,837	3,076,428
Aspen Pharmacare Holdings Ltd.	105,329	1,456,591
Bid Corp. Ltd.	97,095	2,416,699
Bidvest Group Ltd. (The)	85,142	1,279,614
Capitec Bank Holdings Ltd.	21,660	3,378,006
Clicks Group Ltd.	54,661	1,062,457
Discovery Ltd.	121,357	951,532
Exxaro Resources Ltd.	51,288	549,505
FirstRand Ltd.	1,201,513	5,398,894
Gold Fields Ltd.	227,778	3,965,530
Harmony Gold Mining Co. Ltd.	130,477	1,279,405
Impala Platinum Holdings Ltd.	224,703	1,154,346
Kumba Iron Ore Ltd.(b)	23,925	521,903
MTN Group Ltd.	422,625	1,833,830
Naspers Ltd., Class N	44,879	8,679,383
Nedbank Group Ltd.	136,434	2,089,439
NEPI Rockcastle NV	88,615	670,092
Northam Platinum Holdings Ltd.	107,107	838,978
Old Mutual Ltd.	1,454,076	983,622
Reinet Investments SCA	31,273	842,074
Remgro Ltd.	98,028	753,490
Sanlam Ltd.	418,604	1,874,381
Sasol Ltd.	159,553	1,293,776
Shoprite Holdings Ltd.	119,592	2,004,087
Sibanye Stillwater Ltd.	620,095	708,080
Standard Bank Group Ltd.	312,487	3,808,624
Vodacom Group Ltd.	119,982	673,414
Woolworths Holdings Ltd./South Africa	286,667	947,555
		56,748,094
South Korea — 1.2%
Alteogen Inc.(a)	10,175	2,346,165
Amorepacific Corp.	8,146	1,082,712
Celltrion Inc.	36,290	5,432,487
Celltrion Pharm Inc.(a)	5,484	402,963
CJ CheilJedang Corp.	2,527	713,521
CosmoAM&T Co. Ltd.(a)	6,362	605,679
Coway Co. Ltd.	17,915	819,609
DB Insurance Co. Ltd.	8,850	715,055
Doosan Bobcat Inc.	15,668	474,179
Doosan Enerbility Co. Ltd.(a)(b)	99,976	1,376,941
Ecopro BM Co. Ltd.(a)	11,605	1,540,790
Ecopro Co. Ltd.(a)(b)	25,131	1,708,444
Enchem Co. Ltd.(a)	2,445	312,819
Schedule of Investments
14

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Hana Financial Group Inc.	75,292	$3,567,186
Hanjin Kal Corp.	6,952	351,852
Hankook Tire & Technology Co. Ltd.	18,903	617,291
Hanmi Pharm Co. Ltd.	3,034	641,163
Hanmi Semiconductor Co. Ltd.	11,650	1,122,195
Hanwha Aerospace Co. Ltd.	8,589	1,802,191
Hanwha Ocean Co. Ltd.(a)	24,233	542,529
Hanwha Solutions Corp.(b)	28,495	517,819
HD Hyundai Co. Ltd.	11,574	709,271
HD Hyundai Electric Co. Ltd.	4,563	1,032,568
HD Hyundai Heavy Industries Co. Ltd.(a)	5,270	814,407
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	13,802	2,093,702
HLB Inc.(a)	33,127	1,967,585
HMM Co. Ltd.	73,812	981,744
HYBE Co. Ltd.(b)	4,578	588,889
Hyundai Engineering & Construction Co. Ltd.	16,025	391,538
Hyundai Glovis Co. Ltd.	11,446	1,018,783
Hyundai Mobis Co. Ltd.	15,731	2,545,122
Hyundai Motor Co.	34,715	6,326,806
Hyundai Steel Co.(b)	26,473	535,663
Industrial Bank of Korea	37,236	379,950
Kakao Corp.	83,361	2,395,549
KakaoBank Corp.	42,100	661,254
KB Financial Group Inc.	90,479	5,849,112
Kia Corp.	61,269	5,027,528
Korea Aerospace Industries Ltd.	24,015	998,100
Korea Electric Power Corp.(a)	72,087	1,040,328
Korea Zinc Co. Ltd.(b)	2,847	1,009,395
Korean Air Lines Co. Ltd.	35,198	547,030
Krafton Inc.(a)	7,411	1,597,948
KT Corp.	7,801	227,176
KT&G Corp.	28,297	1,929,059
Kum Yang Co. Ltd.(a)(b)	8,554	424,379
Kumho Petrochemical Co. Ltd.	4,369	443,156
L&F Co. Ltd.(a)	6,980	583,793
LG Chem Ltd.	12,808	2,880,316
LG Corp.	23,883	1,523,070
LG Display Co. Ltd.(a)	107,533	882,723
LG Electronics Inc.	27,168	2,068,861
LG Energy Solution Ltd.(a)(b)	11,163	2,657,350
LG H&H Co. Ltd.	2,907	747,835
LG Innotek Co. Ltd.	4,287	805,163
LG Uplus Corp.	30,970	226,517
Lotte Chemical Corp.	6,992	518,155
Meritz Financial Group Inc.	22,594	1,392,600
Mirae Asset Securities Co. Ltd.	64,379	365,555
NAVER Corp.	30,498	3,889,788
NCSoft Corp.	4,468	573,324
Netmarble Corp.(a)(c)	7,710	358,410
Orion Corp./Republic of Korea	7,240	463,951
Posco DX Co. Ltd.	14,152	300,034
POSCO Future M Co. Ltd.	7,807	1,218,224
POSCO Holdings Inc.	16,585	4,288,887
Posco International Corp.(b)	13,678	532,268
Samsung Biologics Co. Ltd.(a)(c)	4,631	3,177,283
Samsung C&T Corp.	23,114	2,632,729
Samsung E&A Co. Ltd.(a)	41,262	861,872
Samsung Electro-Mechanics Co. Ltd.	12,254	1,432,522
Samsung Electronics Co. Ltd.	1,147,356	70,748,517
Samsung Fire & Marine Insurance Co. Ltd.	7,432	2,020,978
Samsung Heavy Industries Co. Ltd.(a)	197,503	1,693,236
Security	Shares	Value
South Korea (continued)
Samsung Life Insurance Co. Ltd.	19,071	$1,345,946
Samsung SDI Co. Ltd.	13,409	3,152,848
Samsung SDS Co. Ltd.	9,873	1,068,366
Shinhan Financial Group Co. Ltd.	95,573	4,203,388
SK Biopharmaceuticals Co. Ltd.(a)	8,921	560,362
SK Bioscience Co. Ltd.(a)	6,441	261,427
SK Hynix Inc.	132,985	19,073,172
SK IE Technology Co. Ltd.(a)(b)(c)	7,637	209,352
SK Inc.	9,380	1,028,789
SK Innovation Co. Ltd.(a)	14,274	1,088,479
SK Square Co. Ltd.(a)	24,328	1,543,107
SK Telecom Co. Ltd.	14,580	576,916
SKC Co. Ltd.(a)	6,217	619,871
S-Oil Corp.	11,194	552,220
Woori Financial Group Inc.	141,966	1,634,059
Yuhan Corp.	13,155	906,378
		214,898,273
Spain — 0.6%
Acciona SA	4,957	642,643
ACS Actividades de Construccion y Servicios SA	56,214	2,511,454
Aena SME SA(c)	15,619	2,967,589
Amadeus IT Group SA	105,748	6,964,650
Banco Bilbao Vizcaya Argentaria SA	1,442,266	15,116,695
Banco de Sabadell SA	1,251,972	2,641,967
Banco Santander SA	3,856,887	18,606,191
CaixaBank SA	988,369	5,764,404
Cellnex Telecom SA(c)	128,948	4,497,282
Endesa SA	75,863	1,472,061
Ferrovial SE	134,066	5,331,236
Grifols SA(a)	87,324	882,020
Iberdrola SA	1,509,515	19,937,966
Industria de Diseno Textil SA	250,672	12,179,867
Redeia Corp. SA	116,669	2,071,444
Repsol SA	308,314	4,397,458
Telefonica SA	1,264,559	5,727,489
		111,712,416
Sweden — 0.7%
Alfa Laval AB	75,833	3,353,035
Assa Abloy AB, Class B	245,781	7,485,088
Atlas Copco AB, Class A	674,607	12,006,424
Atlas Copco AB, Class B	345,343	5,403,206
Beijer Ref AB, Class B	106,863	1,696,945
Boliden AB	70,255	2,148,580
Epiroc AB	191,124	3,567,401
Epiroc AB, Class B	22,538	378,963
EQT AB	87,705	2,839,878
Essity AB, Class B	140,346	3,946,012
Evolution AB(c)	44,318	4,293,051
Fastighets AB Balder, Class B(a)	186,118	1,372,496
Getinge AB, Class B	60,895	1,189,149
H & M Hennes & Mauritz AB, Class B	140,089	2,179,427
Hexagon AB, Class B	510,941	5,203,650
Holmen AB, Class B	24,032	944,746
Husqvarna AB, Class B	103,301	697,607
Industrivarden AB, Class A	16,252	557,512
Industrivarden AB, Class C	45,476	1,541,505
Indutrade AB	63,473	1,866,427
Investment AB Latour, Class B	39,962	1,173,542
Investor AB, Class B	429,100	12,182,199
L E Lundbergforetagen AB, Class B	16,751	846,822
Lifco AB, Class B	67,455	2,001,154
15
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Nibe Industrier AB, Class B	363,296	$1,596,411
Saab AB	79,704	1,840,446
Sagax AB, Class B	44,307	1,094,577
Sandvik AB	255,394	5,228,380
Securitas AB, Class B	122,768	1,320,689
Skandinaviska Enskilda Banken AB, Class A	393,174	6,046,815
Skanska AB, Class B	78,268	1,530,277
SKF AB, Class B	87,599	1,628,541
Svenska Cellulosa AB SCA, Class B	162,398	2,207,586
Svenska Handelsbanken AB, Class A	347,989	3,512,554
Swedbank AB, Class A	207,400	4,410,141
Swedish Orphan Biovitrum AB(a)	48,029	1,254,857
Tele2 AB, Class B	129,607	1,334,390
Telefonaktiebolaget LM Ericsson, Class B	687,260	4,725,503
Telia Co. AB	605,618	1,760,152
Trelleborg AB, Class B	45,794	1,701,823
Volvo AB, Class B	411,599	10,504,316
Volvo Car AB(a)	197,638	560,766
		131,133,043
Switzerland — 2.2%
ABB Ltd., Registered	386,131	21,432,823
Adecco Group AG, Registered	39,391	1,340,803
Alcon Inc.	119,571	11,321,524
Avolta AG, Registered	24,763	934,343
Bachem Holding AG	8,362	750,420
Baloise Holding AG, Registered	10,459	1,871,756
Banque Cantonale Vaudoise, Registered	8,778	931,762
Barry Callebaut AG, Registered	803	1,292,036
BKW AG	5,428	981,879
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	253	3,171,001
Chocoladefabriken Lindt & Spruengli AG, Registered	30	3,714,851
Cie. Financiere Richemont SA, Class A, Registered	130,293	19,873,762
Clariant AG, Registered	65,002	964,211
EMS-Chemie Holding AG, Registered	1,756	1,468,430
Geberit AG, Registered	8,645	5,503,979
Givaudan SA, Registered	2,290	11,234,865
Helvetia Holding AG, Registered	8,981	1,339,777
Holcim AG	119,902	11,204,890
Julius Baer Group Ltd.	54,872	3,003,014
Kuehne + Nagel International AG, Registered	12,048	3,734,767
Logitech International SA, Registered	39,561	3,563,502
Lonza Group AG, Registered	17,846	11,883,815
Nestle SA, Registered	640,514	64,879,324
Novartis AG, Registered	481,339	53,730,825
Partners Group Holding AG	5,460	7,349,393
Roche Holding AG, Bearer	7,307	2,569,959
Roche Holding AG, NVS	170,086	55,066,938
Sandoz Group AG	100,045	4,339,277
Schindler Holding AG, Participation Certificates, NVS	8,627	2,309,051
Schindler Holding AG, Registered	6,805	1,786,581
SGS SA	34,508	3,772,873
SIG Group AG	67,635	1,420,341
Sika AG, Registered	36,635	11,122,977
Sonova Holding AG, Registered	12,287	3,766,407
Straumann Holding AG	25,297	3,262,091
Swatch Group AG (The), Bearer	8,875	1,827,850
Swiss Life Holding AG, Registered	7,558	5,787,266
Swiss Prime Site AG, Registered	23,698	2,375,021
Security	Shares	Value
Switzerland (continued)
Swiss Re AG	72,215	$8,902,906
Swisscom AG, Registered	6,260	3,831,383
Temenos AG, Registered	17,894	1,242,532
UBS Group AG, Registered	815,691	24,715,986
VAT Group AG(c)	6,737	3,376,152
Zurich Insurance Group AG	35,221	19,363,454
		408,316,797
Taiwan — 1.9%
Accton Technology Corp.	128,000	2,006,435
Acer Inc.	806,000	1,087,912
Advantech Co. Ltd.	131,312	1,396,708
Airtac International Group	35,393	907,252
Alchip Technologies Ltd.	21,000	1,710,432
ASE Technology Holding Co. Ltd.	803,873	3,751,762
Asia Cement Corp.	754,000	952,569
Asia Vital Components Co. Ltd.	78,000	1,553,139
Asustek Computer Inc.	190,000	2,664,498
AUO Corp.	1,790,400	977,560
Catcher Technology Co. Ltd.	155,000	1,009,635
Cathay Financial Holding Co. Ltd.	2,401,264	4,597,993
Chailease Holding Co. Ltd.	321,397	1,499,366
Chang Hwa Commercial Bank Ltd.	970,017	554,784
Cheng Shin Rubber Industry Co. Ltd.	278,000	409,620
China Airlines Ltd.	800,000	562,762
China Development Financial Holding Corp.	3,983,000	1,965,773
China Steel Corp.	2,598,305	1,839,008
Chunghwa Telecom Co. Ltd.	889,140	3,294,694
Compal Electronics Inc.	898,000	870,087
CTBC Financial Holding Co. Ltd.	4,146,142	4,500,296
Delta Electronics Inc.	460,000	5,908,160
E Ink Holdings Inc.	186,000	1,534,711
E.Sun Financial Holding Co. Ltd.	3,502,681	2,837,818
Eclat Textile Co. Ltd.	65,000	1,055,690
eMemory Technology Inc.	18,000	1,278,634
Eva Airways Corp.	729,000	768,308
Evergreen Marine Corp. Taiwan Ltd.	302,000	1,568,568
Far EasTone Telecommunications Co. Ltd.	445,000	1,172,267
Feng TAY Enterprise Co. Ltd.	152,096	651,454
First Financial Holding Co. Ltd.	2,590,942	2,320,584
Formosa Chemicals & Fibre Corp.	948,000	1,443,389
Formosa Plastics Corp.	1,034,160	1,826,142
Fortune Electric Co. Ltd.	29,700	633,827
Fubon Financial Holding Co. Ltd.	1,915,439	5,186,937
Gigabyte Technology Co. Ltd.	134,000	1,083,693
Global Unichip Corp.	24,000	863,882
Globalwafers Co. Ltd.	71,000	1,080,031
Hon Hai Precision Industry Co. Ltd.	3,074,000	18,858,731
Hotai Motor Co. Ltd.	78,000	1,546,888
Hua Nan Financial Holdings Co. Ltd.	2,166,398	1,834,688
Innolux Corp.	2,554,317	1,201,345
Inventec Corp.	706,000	1,044,006
Largan Precision Co. Ltd.	22,000	1,908,725
Lite-On Technology Corp.	559,000	1,709,595
MediaTek Inc.	366,000	13,939,154
Mega Financial Holding Co. Ltd.	2,510,654	3,310,588
Micro-Star International Co. Ltd.	208,000	1,085,236
Nan Ya Plastics Corp.	1,198,830	1,834,411
Nanya Technology Corp.(a)	331,000	582,689
Novatek Microelectronics Corp.	147,000	2,370,751
Pegatron Corp.	450,000	1,390,105
PharmaEssentia Corp.(a)	74,000	1,485,692
Pou Chen Corp.	186,000	205,312
Schedule of Investments
16

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
President Chain Store Corp.	175,000	$1,482,291
Quanta Computer Inc.	711,000	6,057,542
Realtek Semiconductor Corp.	124,000	1,956,095
Ruentex Development Co. Ltd.	445,600	699,532
Shanghai Commercial & Savings Bank Ltd. (The)	1,000,851	1,275,062
Silergy Corp.	100,000	1,382,549
SinoPac Financial Holdings Co. Ltd.	2,645,887	2,153,772
Synnex Technology International Corp.	161,000	349,744
Taishin Financial Holding Co. Ltd.	2,395,063	1,484,375
Taiwan Cement Corp.	1,596,227	1,688,856
Taiwan Cooperative Financial Holding Co. Ltd.	2,918,968	2,393,508
Taiwan High Speed Rail Corp.	545,000	494,902
Taiwan Mobile Co. Ltd.	532,000	1,711,445
Taiwan Semiconductor Manufacturing Co. Ltd.	5,975,000	174,298,453
Unimicron Technology Corp.	388,000	2,162,096
Uni-President Enterprises Corp.	1,188,600	3,054,589
United Microelectronics Corp.	2,837,000	4,519,603
Vanguard International Semiconductor Corp.	314,000	1,119,244
Voltronic Power Technology Corp.	20,000	1,138,303
Walsin Lihwa Corp.	803,869	848,221
Wan Hai Lines Ltd.	234,600	559,619
Winbond Electronics Corp.	1,008,804	719,201
Wistron Corp.	686,000	2,064,068
Wiwynn Corp.	25,000	1,584,600
WPG Holdings Ltd.	267,000	703,584
Yageo Corp.	85,858	2,093,709
Yang Ming Marine Transport Corp.	525,000	1,017,375
Yuanta Financial Holding Co. Ltd.	2,463,037	2,471,113
Zhen Ding Technology Holding Ltd.	198,000	835,052
		345,952,799
Thailand — 0.1%
Advanced Info Service PCL, NVDR	386,200	2,538,275
Airports of Thailand PCL, NVDR(b)	1,546,600	2,454,179
Bangkok Dusit Medical Services PCL, NVDR	2,530,100	1,865,133
Central Pattana PCL, NVDR(b)	821,000	1,274,583
Charoen Pokphand Foods PCL, NVDR(a)	2,409,200	1,623,497
CP ALL PCL, NVDR	1,756,300	2,873,583
CP Axtra PCL, NVDR(b)	222,400	190,578
Delta Electronics Thailand PCL, NVDR(b)	756,300	2,177,990
Energy Absolute PCL, NVDR	1,109,000	112,481
Gulf Energy Development PCL, NVDR(b)	1,076,656	1,445,332
PTT Exploration & Production PCL, NVDR	526,700	2,165,610
PTT Global Chemical PCL, NVDR(b)	594,700	455,548
PTT PCL, NVDR	2,412,500	2,165,288
Siam Cement PCL (The), NVDR	225,400	1,399,116
True Corp. PCL, NVDR(a)(b)	2,305,090	600,273
		23,341,466
Turkey — 0.1%
Akbank TAS	802,789	1,500,484
Aselsan Elektronik Sanayi Ve Ticaret A/S	435,627	822,711
BIM Birlesik Magazalar A/S	126,433	2,387,959
Coca-Cola Icecek A/S	8,613	220,021
Eregli Demir ve Celik Fabrikalari TAS	518,327	877,240
Ford Otomotiv Sanayi AS	14,179	425,570
Haci Omer Sabanci Holding AS	236,744	710,209
KOC Holding AS	174,031	1,130,333
Pegasus Hava Tasimaciligi AS(a)	27,890	188,641
Sasa Polyester Sanayi AS(a)	270,387	379,645
Turk Hava Yollari AO(a)	148,887	1,300,377
Turkcell Iletisim Hizmetleri AS	381,536	1,216,574
Turkiye Is Bankasi AS, Class C	2,065,879	935,697
Security	Shares	Value
Turkey (continued)
Turkiye Petrol Rafinerileri AS	248,649	$1,226,061
Turkiye Sise ve Cam Fabrikalari AS	403,394	572,975
Yapi ve Kredi Bankasi A/S	721,997	658,387
		14,552,884
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	693,151	1,679,437
Abu Dhabi Islamic Bank PJSC	368,706	1,230,710
Abu Dhabi National Oil Co. for Distribution PJSC	774,855	752,830
Aldar Properties PJSC	895,608	1,801,969
Americana Restaurants International PLC	558,978	470,605
Dubai Islamic Bank PJSC	715,845	1,140,144
Emaar Properties PJSC	1,542,184	3,623,531
Emirates NBD Bank PJSC	580,532	3,018,871
Emirates Telecommunications Group Co. PJSC	853,294	3,805,376
First Abu Dhabi Bank PJSC	1,110,255	3,941,716
Multiply Group PJSC(a)	851,375	533,131
		21,998,320
United Kingdom — 3.4%
3i Group PLC	256,156	10,305,338
Admiral Group PLC	49,048	1,738,242
Anglo American PLC	298,936	9,062,639
Antofagasta PLC	107,071	2,788,042
Ashtead Group PLC	114,944	8,295,210
Associated British Foods PLC	84,912	2,710,837
AstraZeneca PLC	370,765	58,903,722
Auto Trader Group PLC(c)	251,371	2,633,076
Aviva PLC	626,758	4,037,498
BAE Systems PLC	757,400	12,631,996
Barclays PLC	3,729,005	11,150,865
Barratt Developments PLC	251,353	1,700,878
Berkeley Group Holdings PLC	30,824	2,012,264
BP PLC	4,445,363	26,277,032
British American Tobacco PLC	501,926	17,808,851
BT Group PLC	1,645,837	2,984,728
Bunzl PLC	66,773	2,797,745
Burberry Group PLC	107,412	1,074,960
Centrica PLC	1,098,254	1,872,494
Coca-Cola HBC AG, Class DI	58,305	2,127,544
Compass Group PLC	403,641	12,430,128
Croda International PLC	25,803	1,341,605
DCC PLC	21,975	1,513,967
Diageo PLC	528,163	16,433,775
Endeavour Mining PLC	26,617	594,558
Entain PLC	145,882	1,072,031
Experian PLC	227,151	10,716,986
Flutter Entertainment PLC(a)	42,620	8,430,481
Glencore PLC	2,443,480	13,558,473
GSK PLC	973,840	18,910,787
Haleon PLC	1,674,444	7,510,554
Halma PLC	78,304	2,680,234
Hargreaves Lansdown PLC	72,009	1,022,966
Hikma Pharmaceuticals PLC	31,273	764,620
HSBC Holdings PLC	4,722,957	42,951,060
Imperial Brands PLC	222,607	6,135,458
Informa PLC	269,219	3,008,570
InterContinental Hotels Group PLC	31,372	3,160,592
Intertek Group PLC	43,435	2,820,580
J Sainsbury PLC	473,342	1,678,564
JD Sports Fashion PLC	542,710	918,181
Kingfisher PLC	555,374	1,974,426
Land Securities Group PLC	206,171	1,685,944
17
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Legal & General Group PLC	1,472,086	$4,390,682
Lloyds Banking Group PLC	16,372,499	12,507,768
London Stock Exchange Group PLC	101,016	12,296,240
M&G PLC	526,776	1,438,438
Melrose Industries PLC	308,385	2,335,187
Mondi PLC, NVS	65,270	1,276,137
National Grid PLC	1,130,799	14,347,776
NatWest Group PLC, NVS	1,491,915	7,078,367
Next PLC	30,261	3,536,897
NMC Health PLC, NVS(d)	19,275	—
Pearson PLC	176,292	2,391,925
Persimmon PLC	78,752	1,605,932
Phoenix Group Holdings PLC	62,043	436,975
Prudential PLC	663,254	5,985,461
Reckitt Benckiser Group PLC	164,380	8,842,600
RELX PLC	466,464	22,015,928
Rentokil Initial PLC	627,047	3,828,847
Rio Tinto PLC	286,030	18,601,359
Rolls-Royce Holdings PLC(a)	2,059,069	11,922,426
Sage Group PLC (The)	206,522	2,886,879
Schroders PLC	106,786	539,640
Segro PLC	306,961	3,613,117
Severn Trent PLC	79,314	2,622,094
Shell PLC	1,585,959	57,830,219
Smith & Nephew PLC	220,028	3,171,224
Smiths Group PLC	77,409	1,778,019
Spirax Group PLC	14,927	1,742,683
SSE PLC	249,018	6,026,684
Standard Chartered PLC	566,582	5,596,859
Taylor Wimpey PLC	925,931	1,898,321
Tesco PLC	1,696,519	7,234,754
Unilever PLC	601,496	36,964,741
United Utilities Group PLC	117,765	1,565,053
Vodafone Group PLC	5,746,399	5,377,190
Whitbread PLC	38,378	1,438,022
Wise PLC, Class A(a)	146,391	1,347,908
WPP PLC	307,702	2,968,117
		623,668,970
United States — 64.3%
3M Co.	134,114	17,106,241
A O Smith Corp.	32,709	2,781,573
Abbott Laboratories	419,357	44,426,681
AbbVie Inc.	429,625	79,618,105
Accenture PLC, Class A	152,642	50,466,498
Adobe Inc.(a)	108,293	59,739,833
Advanced Micro Devices Inc.(a)	390,971	56,487,490
AECOM	29,707	2,691,751
AES Corp. (The)	170,426	3,031,879
Aflac Inc.	133,848	12,766,422
Agilent Technologies Inc.	71,126	10,057,216
Air Products and Chemicals Inc.	53,713	14,172,175
Airbnb Inc.(a)	106,522	14,866,210
Akamai Technologies Inc.(a)(b)	36,088	3,546,729
Albemarle Corp.	27,199	2,547,730
Albertsons Companies Inc., Class A	81,264	1,611,465
Alexandria Real Estate Equities Inc.	40,799	4,785,315
Align Technology Inc.(a)	17,287	4,008,510
Allegion PLC	22,284	3,048,674
Alliant Energy Corp.	62,241	3,464,334
Allstate Corp. (The)	63,364	10,842,848
Ally Financial Inc.	68,808	3,097,048
Alnylam Pharmaceuticals Inc.(a)(b)	30,599	7,266,039
Security	Shares	Value
United States (continued)
Alphabet Inc., Class A	1,433,033	$245,822,481
Alphabet Inc., Class C, NVS	1,240,369	214,769,892
Altria Group Inc.	418,326	20,502,157
Amazon.com Inc.(a)	2,275,055	425,389,784
Amcor PLC	364,073	3,833,689
Ameren Corp.	71,299	5,651,872
American Electric Power Co. Inc.	126,285	12,391,084
American Express Co.	141,643	35,841,345
American Financial Group Inc./OH	18,869	2,471,084
American Homes 4 Rent, Class A	95,419	3,443,672
American International Group Inc.	165,776	13,134,432
American Tower Corp.	112,343	24,760,397
American Water Works Co. Inc.	47,237	6,724,659
Ameriprise Financial Inc.	24,612	10,584,883
AMETEK Inc.	55,387	9,608,537
Amgen Inc.	130,143	43,268,643
Amphenol Corp., Class A	287,406	18,468,710
Analog Devices Inc.	122,723	28,395,648
Annaly Capital Management Inc.	113,127	2,252,359
Ansys Inc.(a)	21,547	6,757,786
Aon PLC, Class A	48,099	15,801,002
APA Corp.	88,108	2,748,089
Apollo Global Management Inc.	96,394	12,079,132
Apple Inc.	3,564,956	791,705,428
Applied Materials Inc.	204,171	43,325,086
AppLovin Corp., Class A(a)	44,629	3,440,896
Aptiv PLC(a)	68,040	4,721,296
Arch Capital Group Ltd.(a)(b)	93,216	8,928,228
Archer-Daniels-Midland Co.	121,161	7,513,194
Ares Management Corp., Class A	43,252	6,626,206
Arista Networks Inc.(a)	64,197	22,247,470
Arthur J Gallagher & Co.	53,719	15,228,799
Aspen Technology Inc.(a)	6,945	1,305,313
Assurant Inc.	13,402	2,343,608
AT&T Inc.	1,726,255	33,230,409
Atlassian Corp., NVS(a)	37,987	6,707,365
Atmos Energy Corp.	36,226	4,632,581
Autodesk Inc.(a)	50,947	12,610,401
Automatic Data Processing Inc.	99,206	26,053,480
AutoZone Inc.(a)	4,231	13,258,642
AvalonBay Communities Inc.	34,102	6,988,182
Avantor Inc.(a)(b)	162,223	4,339,465
Avery Dennison Corp.	20,840	4,518,737
Axon Enterprise Inc.(a)	16,875	5,062,669
Baker Hughes Co., Class A	241,338	9,344,607
Ball Corp.	74,909	4,781,441
Bank of America Corp.	1,726,253	69,585,258
Bank of New York Mellon Corp. (The)	186,154	12,113,041
Bath & Body Works Inc.	50,683	1,862,600
Baxter International Inc.	119,259	4,271,857
Becton Dickinson and Co.	72,650	17,513,009
Bentley Systems Inc., Class B	41,506	2,023,002
Berkshire Hathaway Inc., Class B(a)	319,594	140,141,969
Best Buy Co. Inc.	48,177	4,168,274
Biogen Inc.(a)	34,676	7,392,923
BioMarin Pharmaceutical Inc.(a)	45,650	3,849,665
Bio-Rad Laboratories Inc., Class A(a)(b)	5,588	1,890,756
Bio-Techne Corp.	37,643	3,071,292
BlackRock Inc.(f)	36,088	31,631,132
Blackstone Inc., NVS	173,341	24,640,423
Block Inc.(a)	133,129	8,238,023
Boeing Co. (The)(a)	140,270	26,735,462
Schedule of Investments
18

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Booking Holdings Inc.	8,344	$30,998,043
Booz Allen Hamilton Holding Corp., Class A	32,746	4,692,829
Boston Scientific Corp.(a)	363,874	26,883,011
Bristol-Myers Squibb Co.	491,862	23,392,957
Broadcom Inc.	1,072,720	172,364,650
Broadridge Financial Solutions Inc.	30,363	6,497,682
Brown & Brown Inc.	57,958	5,762,764
Brown-Forman Corp., Class B	47,294	2,135,797
Builders FirstSource Inc.(a)	29,890	5,002,689
Bunge Global SA	34,125	3,590,974
Burlington Stores Inc.(a)	15,596	4,059,951
BXP Inc.	35,418	2,525,658
Cadence Design Systems Inc.(a)	68,158	18,243,170
Caesars Entertainment Inc.(a)	48,573	1,940,491
Camden Property Trust	24,628	2,727,551
Campbell Soup Co.	51,127	2,395,811
Capital One Financial Corp.	91,996	13,928,194
Cardinal Health Inc.	60,102	6,060,085
Carlisle Companies Inc.	11,964	5,007,891
Carlyle Group Inc. (The)	55,043	2,737,839
CarMax Inc.(a)	38,202	3,225,777
Carnival Corp.(a)	245,095	4,083,283
Carrier Global Corp.	196,799	13,403,980
Catalent Inc.(a)	44,185	2,621,938
Caterpillar Inc.	121,250	41,976,750
Cboe Global Markets Inc.	24,303	4,459,844
CBRE Group Inc., Class A(a)	72,292	8,148,031
CDW Corp./DE	33,545	7,316,500
Celanese Corp., Class A	26,167	3,693,472
Celsius Holdings Inc.(a)(b)	35,481	1,661,575
Cencora Inc.	42,761	10,171,987
Centene Corp.(a)	128,197	9,860,913
CenterPoint Energy Inc.	165,187	4,583,939
CF Industries Holdings Inc.	45,035	3,440,224
CH Robinson Worldwide Inc.	28,520	2,539,706
Charles River Laboratories International Inc.(a)	11,947	2,916,263
Charles Schwab Corp. (The)	365,117	23,801,977
Charter Communications Inc., Class A(a)	22,752	8,639,389
Cheniere Energy Inc.	56,295	10,281,719
Chesapeake Energy Corp.	28,600	2,183,038
Chevron Corp.	425,533	68,285,281
Chipotle Mexican Grill Inc., Class A(a)	333,953	18,140,327
Chord Energy Corp.	19,129	3,283,684
Chubb Ltd.	98,514	27,156,369
Church & Dwight Co. Inc.	59,140	5,796,311
Cigna Group (The)	68,702	23,954,326
Cincinnati Financial Corp.	37,712	4,925,941
Cintas Corp.	22,172	16,938,078
Cisco Systems Inc.	981,690	47,562,880
Citigroup Inc.	463,663	30,082,455
Citizens Financial Group Inc.	115,138	4,912,938
Cleveland-Cliffs Inc.(a)	118,875	1,824,731
Clorox Co. (The)	28,778	3,796,682
Cloudflare Inc., Class A(a)	70,081	5,431,278
CME Group Inc.	85,919	16,643,369
CMS Energy Corp.	67,738	4,389,422
CNH Industrial NV	219,240	2,334,906
Coca-Cola Co. (The)	992,186	66,218,494
Cognizant Technology Solutions Corp., Class A	120,856	9,146,382
Coinbase Global Inc., Class A(a)	44,765	10,043,475
Colgate-Palmolive Co.	188,409	18,688,289
Comcast Corp., Class A	963,112	39,747,632
Security	Shares	Value
United States (continued)
Conagra Brands Inc.	117,812	$3,572,060
Confluent Inc.(a)(b)	51,626	1,291,683
ConocoPhillips	284,648	31,652,858
Consolidated Edison Inc.	80,539	7,854,163
Constellation Brands Inc., Class A	39,193	9,608,556
Constellation Energy Corp.	75,585	14,346,033
Cooper Companies Inc. (The)	49,231	4,594,729
Copart Inc.(a)	208,265	10,898,507
Corning Inc.	194,401	7,777,984
Corpay Inc.(a)	16,631	4,853,258
Corteva Inc.	165,477	9,283,260
CoStar Group Inc.(a)	98,209	7,662,266
Costco Wholesale Corp.	108,243	88,975,746
Coterra Energy Inc.	179,678	4,635,692
Crowdstrike Holdings Inc., Class A(a)	54,955	12,747,362
Crown Castle Inc.	104,634	11,518,111
Crown Holdings Inc.	29,423	2,609,820
CSX Corp.	478,319	16,788,997
Cummins Inc.	33,389	9,742,910
CVS Health Corp.	303,673	18,320,592
Danaher Corp.	170,193	47,157,076
Darden Restaurants Inc.	29,958	4,382,556
Datadog Inc., Class A(a)	65,834	7,665,711
DaVita Inc.(a)(b)	13,489	1,842,867
Dayforce Inc.(a)(b)	33,451	1,982,975
Deckers Outdoor Corp.(a)	6,104	5,631,734
Deere & Co.	64,043	23,822,715
Dell Technologies Inc., Class C	63,398	7,207,085
Delta Air Lines Inc.	37,167	1,598,924
Devon Energy Corp.	152,053	7,151,053
Dexcom Inc.(a)	91,763	6,223,367
Diamondback Energy Inc.	40,869	8,268,207
Dick's Sporting Goods Inc.	14,350	3,104,623
Digital Realty Trust Inc.	75,704	11,316,991
Discover Financial Services	61,281	8,823,851
DocuSign Inc., Class A(a)	50,100	2,779,548
Dollar General Corp.	52,994	6,379,948
Dollar Tree Inc.(a)	51,167	5,338,765
Dominion Energy Inc.	201,622	10,778,712
Domino's Pizza Inc.	8,554	3,667,100
DoorDash Inc., Class A(a)	67,862	7,513,681
Dover Corp.	34,492	6,355,496
Dow Inc.	181,284	9,874,539
DR Horton Inc.	72,196	12,990,226
DraftKings Inc., Class A (a)	103,841	3,836,925
DTE Energy Co.	49,492	5,965,271
Duke Energy Corp.	185,171	20,233,635
DuPont de Nemours Inc.	101,951	8,533,299
Dynatrace Inc.(a)	63,538	2,790,589
Eastman Chemical Co.	27,090	2,799,210
Eaton Corp. PLC	97,527	29,725,254
eBay Inc.	126,468	7,032,885
Ecolab Inc.	62,650	14,452,728
Edison International	92,004	7,361,240
Edwards Lifesciences Corp.(a)	144,605	9,117,345
Electronic Arts Inc.	60,975	9,203,566
Elevance Health Inc.	56,011	29,799,532
Eli Lilly & Co.	196,918	158,375,240
EMCOR Group Inc.	11,057	4,151,240
Emerson Electric Co.	137,203	16,067,843
Enphase Energy Inc.(a)	33,268	3,829,479
Entegris Inc.	36,637	4,333,791
19
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Entergy Corp.	50,765	$5,887,217
EOG Resources Inc.	140,552	17,821,994
EPAM Systems Inc.(a)	14,182	3,050,974
EQT Corp.	156,089	5,386,631
Equifax Inc.	30,080	8,403,450
Equinix Inc.	22,892	18,090,174
Equitable Holdings Inc.	94,642	4,127,338
Equity LifeStyle Properties Inc.	41,604	2,857,363
Equity Residential	83,213	5,794,121
Erie Indemnity Co., Class A, NVS	6,294	2,776,598
Essential Utilities Inc.	56,282	2,287,863
Essex Property Trust Inc.	15,710	4,373,036
Estee Lauder Companies Inc. (The), Class A	54,990	5,477,554
Etsy Inc.(a)	28,879	1,881,178
Everest Group Ltd.	10,536	4,139,278
Evergy Inc.	56,882	3,299,156
Eversource Energy	86,112	5,589,530
Exact Sciences Corp.(a)(b)	41,136	1,879,092
Exelon Corp.	236,667	8,804,012
Expedia Group Inc.(a)	31,789	4,058,502
Expeditors International of Washington Inc.	35,375	4,415,508
Extra Space Storage Inc.	49,863	7,959,132
Exxon Mobil Corp.	1,088,323	129,064,225
F5 Inc.(a)	14,800	3,013,872
FactSet Research Systems Inc.	9,937	4,104,875
Fair Isaac Corp.(a)	5,995	9,592,000
Fastenal Co.	140,534	9,942,780
FedEx Corp.	57,258	17,306,230
Ferguson PLC	49,371	10,992,453
Fidelity National Financial Inc.	72,771	4,032,241
Fidelity National Information Services Inc.	139,772	10,738,683
Fifth Third Bancorp	160,698	6,803,953
First Citizens BancShares Inc./NC, Class A	2,518	5,256,803
First Solar Inc.(a)	24,473	5,285,923
FirstEnergy Corp.	145,859	6,112,951
Fiserv Inc.(a)	143,990	23,552,444
Ford Motor Co.	926,925	10,029,328
Fortinet Inc.(a)	156,288	9,070,956
Fortive Corp.	81,895	5,884,156
Fortune Brands Innovations Inc., NVS	28,667	2,316,580
Fox Corp., Class A, NVS	75,452	2,870,194
Fox Corp., Class B	55,150	1,953,965
Franklin Resources Inc.	70,294	1,607,624
Freeport-McMoRan Inc.	345,136	15,672,626
Gaming and Leisure Properties Inc.	76,570	3,843,814
Garmin Ltd.	36,478	6,246,858
Gartner Inc.(a)	18,410	9,226,908
GE HealthCare Technologies Inc., NVS(a)	103,369	8,748,118
GE Vernova Inc.(a)	66,141	11,788,972
Gen Digital Inc.	139,462	3,624,617
General Dynamics Corp.	55,570	16,599,315
General Electric Co.	265,430	45,176,186
General Mills Inc.	134,691	9,043,154
General Motors Co.	281,219	12,463,626
Genuine Parts Co.	34,392	5,059,407
Gilead Sciences Inc.	299,946	22,813,893
Global Payments Inc.	62,885	6,391,631
GoDaddy Inc., Class A(a)	32,202	4,683,781
Goldman Sachs Group Inc. (The)	78,493	39,955,292
Graco Inc.	41,374	3,518,859
Halliburton Co.	209,371	7,260,986
Hartford Financial Services Group Inc. (The)	75,935	8,422,710
Security	Shares	Value
United States (continued)
HCA Healthcare Inc.	48,468	$17,596,307
Healthpeak Properties Inc.	166,417	3,631,219
HEICO Corp.	11,944	2,882,565
HEICO Corp., Class A	18,079	3,436,999
Henry Schein Inc.(a)	31,102	2,237,478
Hershey Co. (The)	35,306	6,972,229
Hess Corp.	66,325	10,175,581
Hewlett Packard Enterprise Co.	307,220	6,116,750
HF Sinclair Corp.	35,076	1,805,362
Hilton Worldwide Holdings Inc.	63,228	13,573,155
Hologic Inc.(a)	59,431	4,850,164
Home Depot Inc. (The)	241,105	88,765,217
Honeywell International Inc.	158,389	32,430,148
Hormel Foods Corp.	70,510	2,264,076
Host Hotels & Resorts Inc.	168,203	2,945,235
Howmet Aerospace Inc.	94,878	9,079,825
HP Inc.	233,768	8,436,687
Hubbell Inc., Class B	12,725	5,034,646
HubSpot Inc.(a)	11,608	5,769,524
Humana Inc.	29,134	10,535,146
Huntington Bancshares Inc./Ohio	369,150	5,518,793
Huntington Ingalls Industries Inc.	9,826	2,751,083
Hyatt Hotels Corp., Class A	9,450	1,392,269
IDEX Corp.	19,678	4,102,469
IDEXX Laboratories Inc.(a)	20,138	9,588,105
Illinois Tool Works Inc.	72,187	17,850,401
Illumina Inc.(a)	38,362	4,703,181
Incyte Corp.(a)	37,768	2,457,564
Ingersoll Rand Inc.	97,103	9,749,141
Insulet Corp.(a)	15,875	3,085,306
Intel Corp.	1,029,552	31,648,428
Intercontinental Exchange Inc.	138,345	20,967,568
International Business Machines Corp.	222,089	42,672,180
International Flavors & Fragrances Inc.	62,066	6,174,326
International Paper Co.	75,266	3,498,364
Interpublic Group of Companies Inc. (The)	94,075	3,026,393
Intuit Inc.	67,918	43,966,717
Intuitive Surgical Inc.(a)	85,414	37,975,919
Invitation Homes Inc.	156,673	5,525,857
IQVIA Holdings Inc.(a)	44,366	10,924,240
Iron Mountain Inc.	72,074	7,391,909
J.M. Smucker Co. (The)	24,244	2,859,580
Jabil Inc.	29,432	3,316,103
Jack Henry & Associates Inc.	17,949	3,077,895
Jacobs Solutions Inc., NVS	29,487	4,315,422
JB Hunt Transport Services Inc.	20,528	3,554,423
Johnson & Johnson	583,812	92,154,724
Johnson Controls International PLC	164,905	11,797,304
JPMorgan Chase & Co.	699,730	148,902,544
Juniper Networks Inc.	75,714	2,853,661
Kellanova	65,208	3,791,845
Kenvue Inc.	459,461	8,495,434
Keurig Dr Pepper Inc.	260,411	8,926,889
KeyCorp	216,673	3,494,935
Keysight Technologies Inc.(a)	41,841	5,839,748
Kimberly-Clark Corp.	79,695	10,762,810
Kimco Realty Corp.	161,688	3,513,480
Kinder Morgan Inc.	504,755	10,665,473
KKR & Co. Inc.	149,666	18,476,268
KLA Corp.	32,532	26,776,113
Knight-Swift Transportation Holdings Inc.	39,538	2,152,053
Kraft Heinz Co. (The)	215,242	7,578,671
Schedule of Investments
20

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Kroger Co. (The)	165,405	$9,014,572
L3Harris Technologies Inc.	45,334	10,285,831
Labcorp Holdings Inc.	20,332	4,380,326
Lam Research Corp.	31,572	29,085,389
Lamb Weston Holdings Inc.	34,200	2,052,684
Las Vegas Sands Corp.	84,218	3,340,928
Lattice Semiconductor Corp.(a)(b)	32,451	1,719,903
Leidos Holdings Inc.	31,590	4,561,596
Lennar Corp., Class A	60,080	10,629,954
Lennox International Inc.	7,871	4,592,729
Liberty Media Corp.-Liberty Formula One, NVS(a)	48,426	3,916,211
Linde PLC	117,227	53,162,444
Live Nation Entertainment Inc.(a)	39,501	3,799,601
LKQ Corp.	66,038	2,740,577
Lockheed Martin Corp.	52,715	28,567,313
Loews Corp.	52,314	4,182,504
Lowe's Companies Inc.	141,459	34,729,599
LPL Financial Holdings Inc.	17,451	3,865,746
Lululemon Athletica Inc.(a)	28,246	7,306,110
LyondellBasell Industries NV, Class A	63,027	6,268,665
M&T Bank Corp.	41,129	7,081,180
Manhattan Associates Inc.(a)	15,056	3,845,001
Marathon Oil Corp.	149,584	4,195,831
Marathon Petroleum Corp.	87,290	15,452,076
Markel Group Inc.(a)	3,202	5,247,598
MarketAxess Holdings Inc.	9,651	2,157,288
Marriott International Inc./MD, Class A	60,616	13,778,017
Marsh & McLennan Companies Inc.	118,962	26,477,372
Martin Marietta Materials Inc.	14,878	8,827,861
Marvell Technology Inc.	206,964	13,862,449
Masco Corp.	54,300	4,227,255
Mastercard Inc., Class A	203,348	94,294,501
Match Group Inc.(a)	60,432	2,304,876
McCormick & Co. Inc./MD, NVS	59,132	4,553,755
McDonald's Corp.	174,807	46,393,778
McKesson Corp.	32,243	19,894,576
Medtronic PLC	319,615	25,671,477
MercadoLibre Inc.(a)(b)	11,065	18,466,378
Merck & Co. Inc.	615,083	69,584,340
Meta Platforms Inc., Class A	533,160	253,160,363
MetLife Inc.	152,403	11,712,171
Mettler-Toledo International Inc.(a)	5,157	7,843,952
MGM Resorts International(a)	59,762	2,567,973
Microchip Technology Inc.	130,021	11,543,264
Micron Technology Inc.	266,864	29,307,004
Microsoft Corp.	1,716,877	718,255,493
MicroStrategy Inc., Class A(a)(b)	3,860	6,231,738
Mid-America Apartment Communities Inc.	27,924	3,902,937
Moderna Inc.(a)	78,573	9,367,473
Molina Healthcare Inc.(a)	14,167	4,834,772
Molson Coors Beverage Co., Class B	45,792	2,420,107
Mondelez International Inc., Class A	328,297	22,439,100
MongoDB Inc., Class A(a)	17,600	4,441,536
Monolithic Power Systems Inc.	11,836	10,215,533
Monster Beverage Corp.(a)	177,048	9,109,120
Moody's Corp.	39,669	18,108,105
Morgan Stanley	299,522	30,913,666
Mosaic Co. (The)	76,180	2,267,879
Motorola Solutions Inc.	40,711	16,240,432
MSCI Inc., Class A	19,386	10,483,173
Nasdaq Inc.	96,267	6,515,351
NetApp Inc.	49,325	6,263,289
Security	Shares	Value
United States (continued)
Netflix Inc.(a)	106,263	$66,770,356
Neurocrine Biosciences Inc.(a)	23,838	3,374,746
Newmont Corp.	291,021	14,280,400
News Corp., Class A, NVS	95,307	2,628,567
NextEra Energy Inc.	497,849	38,030,685
Nike Inc., Class B	293,501	21,971,485
NiSource Inc.	101,668	3,177,125
Nordson Corp.	12,034	3,012,471
Norfolk Southern Corp.	54,517	13,605,263
Northern Trust Corp.	47,545	4,214,864
Northrop Grumman Corp.	34,183	16,555,511
NRG Energy Inc.	53,916	4,052,866
Nucor Corp.	58,272	9,494,840
Nvidia Corp.	6,075,430	710,946,819
NVR Inc.(a)	799	6,877,377
NXP Semiconductors NV	62,105	16,343,552
O'Reilly Automotive Inc.(a)	14,490	16,320,667
Occidental Petroleum Corp.	156,875	9,541,137
Okta Inc.(a)	40,003	3,757,882
Old Dominion Freight Line Inc.	47,341	9,950,131
Omnicom Group Inc.	49,022	4,806,117
ON Semiconductor Corp.(a)	103,538	8,101,849
ONEOK Inc.	140,309	11,691,949
Oracle Corp.	399,609	55,725,475
Otis Worldwide Corp.	96,898	9,156,861
Ovintiv Inc.	63,552	2,951,355
Owens Corning	21,716	4,047,428
PACCAR Inc.	125,900	12,421,294
Packaging Corp. of America	21,100	4,217,257
Palantir Technologies Inc.(a)	458,907	12,340,009
Palo Alto Networks Inc.(a)(b)	78,180	25,387,391
Paramount Global, Class B, NVS	133,399	1,523,417
Parker-Hannifin Corp.	30,952	17,369,024
Paychex Inc.	77,428	9,912,333
Paycom Software Inc.	11,967	1,995,976
Paylocity Holding Corp.(a)	10,880	1,632,762
PayPal Holdings Inc.(a)	241,891	15,911,590
Pentair PLC	44,348	3,896,859
PepsiCo Inc.	336,817	58,158,191
Pfizer Inc.	1,370,044	41,841,144
PG&E Corp.	486,034	8,870,120
Philip Morris International Inc.	375,039	43,189,491
Phillips 66	103,681	15,083,512
Pinterest Inc., Class A(a)	144,009	4,601,088
PNC Financial Services Group Inc. (The)	96,243	17,429,607
Pool Corp.	9,465	3,540,289
PPG Industries Inc.	55,052	6,990,503
PPL Corp.	197,600	5,872,672
Principal Financial Group Inc.	57,448	4,682,586
Procter & Gamble Co. (The)	575,371	92,496,642
Progressive Corp. (The)	140,857	30,160,301
Prologis Inc.	223,761	28,205,074
Prudential Financial Inc.	89,677	11,238,322
PTC Inc.(a)	28,508	5,070,148
Public Service Enterprise Group Inc.	117,391	9,364,280
Public Storage	37,968	11,235,491
PulteGroup Inc.	52,181	6,887,892
Pure Storage Inc., Class A(a)	73,302	4,392,989
Qorvo Inc.(a)	24,643	2,952,231
Qualcomm Inc.	274,141	49,605,814
Quanta Services Inc.(b)	35,086	9,311,123
Quest Diagnostics Inc.	27,435	3,904,001
21
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Raymond James Financial Inc.	49,859	$5,783,644
Realty Income Corp.	205,925	11,826,273
Regency Centers Corp.	40,705	2,741,075
Regeneron Pharmaceuticals Inc.(a)	26,162	28,233,769
Regions Financial Corp.	226,395	5,064,456
Reliance Inc.	14,026	4,271,759
Repligen Corp.(a)	13,367	2,236,967
Republic Services Inc., Class A	53,136	10,325,388
ResMed Inc.	35,548	7,580,611
Revvity Inc.(b)	31,324	3,934,608
Rivian Automotive Inc., Class A(a)(b)	171,648	2,816,744
Robinhood Markets Inc.(a)	125,628	2,584,168
ROBLOX Corp., Class A(a)(b)	113,820	4,725,806
Rockwell Automation Inc.	27,330	7,615,505
Roku Inc.(a)	30,784	1,791,937
Rollins Inc.	71,148	3,408,701
Roper Technologies Inc.	26,920	14,664,670
Ross Stores Inc.	80,637	11,549,638
Royal Caribbean Cruises Ltd.(a)(b)	58,226	9,125,179
Royalty Pharma PLC, Class A	85,758	2,415,803
RPM International Inc.	30,933	3,757,122
RTX Corp.	323,466	38,004,020
S&P Global Inc.	77,993	37,805,547
Salesforce Inc.	234,828	60,773,486
Samsara Inc.(a)(b)	49,556	1,897,004
SBA Communications Corp., Class A	27,198	5,971,049
Schlumberger NV	341,563	16,494,077
Seagate Technology Holdings PLC	48,669	4,972,512
SEI Investments Co.	31,334	2,125,699
Sempra Energy	159,869	12,799,112
ServiceNow Inc.(a)	50,413	41,055,843
Sherwin-Williams Co. (The)	58,543	20,536,884
Simon Property Group Inc.	78,061	11,977,680
Skyworks Solutions Inc.	38,589	4,384,482
Snap Inc., Class A, NVS(a)	253,093	3,371,199
Snap-on Inc.	13,769	3,952,116
Snowflake Inc., Class A(a)	72,566	9,461,155
Solventum Corp.(a)	36,205	2,131,750
Southern Co. (The)	261,309	21,824,528
Southwest Airlines Co.	38,984	1,050,229
SS&C Technologies Holdings Inc.	51,932	3,788,439
Stanley Black & Decker Inc.	36,374	3,841,822
Starbucks Corp.	272,884	21,271,308
State Street Corp.	75,691	6,431,464
Steel Dynamics Inc.	37,398	4,982,162
STERIS PLC	24,077	5,748,625
Stryker Corp.	84,455	27,654,790
Sun Communities Inc.	32,415	4,107,953
Super Micro Computer Inc.(a)	12,726	8,929,198
Synchrony Financial	103,028	5,232,792
Synopsys Inc.(a)	36,589	20,428,370
Sysco Corp.	118,558	9,087,471
T-Mobile U.S. Inc.	128,727	23,464,358
T Rowe Price Group Inc.	52,682	6,016,811
Take-Two Interactive Software Inc.(a)	38,998	5,870,369
Targa Resources Corp.	48,945	6,621,280
Target Corp.	111,228	16,729,803
TE Connectivity Ltd.	74,164	11,445,730
Teledyne Technologies Inc.(a)	11,059	4,665,350
Teleflex Inc.	11,842	2,616,135
Teradyne Inc.	36,519	4,789,832
Tesla Inc.(a)	698,724	162,152,879
Security	Shares	Value
United States (continued)
Texas Instruments Inc.	220,200	$44,878,962
Texas Pacific Land Corp.	4,814	4,067,349
Textron Inc.	47,264	4,390,826
Thermo Fisher Scientific Inc.	92,312	56,618,642
TJX Companies Inc. (The)	274,142	30,983,529
Toast Inc.(a)(b)	84,230	2,203,457
Toro Co. (The)	24,307	2,326,909
Tractor Supply Co.	26,544	6,989,566
Trade Desk Inc. (The), Class A(a)	105,690	9,499,417
Tradeweb Markets Inc., Class A	28,098	3,137,985
Trane Technologies PLC	55,511	18,556,217
TransDigm Group Inc.	13,323	17,242,893
TransUnion	48,408	4,369,306
Travelers Companies Inc. (The)	54,883	11,878,877
Trimble Inc.(a)	62,369	3,401,605
Truist Financial Corp.	318,355	14,227,285
Twilio Inc., Class A(a)	40,726	2,408,128
Tyler Technologies Inc.(a)	10,103	5,739,615
Tyson Foods Inc., Class A	66,338	4,039,984
U.S. Bancorp	371,927	16,692,084
Uber Technologies Inc.(a)	453,693	29,249,588
UDR Inc.	70,521	2,825,776
U-Haul Holding Co.(b)	19,427	1,238,083
UiPath Inc.(a)(b)	102,650	1,249,251
Ulta Beauty Inc.(a)	11,694	4,267,024
Union Pacific Corp.	150,557	37,146,929
United Parcel Service Inc., Class B	175,369	22,862,857
United Rentals Inc.	16,325	12,359,657
United Therapeutics Corp.(a)	10,401	3,258,529
UnitedHealth Group Inc.	224,924	129,592,212
Unity Software Inc.(a)(b)	68,492	1,120,529
Universal Health Services Inc., Class B	14,854	3,175,191
Valero Energy Corp.	79,723	12,892,804
Veeva Systems Inc., Class A(a)	36,826	7,068,014
Ventas Inc.	96,514	5,254,222
Veralto Corp.	59,035	6,290,770
VeriSign Inc.(a)	21,595	4,038,481
Verisk Analytics Inc., Class A	34,932	9,143,451
Verizon Communications Inc.	1,019,113	41,294,459
Vertex Pharmaceuticals Inc.(a)	62,333	30,899,715
Vertiv Holdings Co., Class A	86,957	6,843,516
Viatris Inc.	276,694	3,336,930
VICI Properties Inc., Class A	243,739	7,619,281
Visa Inc., Class A(b)	385,724	102,475,295
Vistra Corp.	83,027	6,577,399
Vulcan Materials Co.	31,035	8,519,418
W R Berkley Corp.	74,096	4,084,912
Walmart Inc.	1,083,259	74,354,898
Walgreens Boots Alliance Inc.	171,899	2,040,441
Walt Disney Co. (The)	443,630	41,563,695
Warner Bros Discovery Inc.(a)	556,466	4,813,431
Waste Connections Inc.	62,050	11,030,628
Waste Management Inc.	97,139	19,686,190
Waters Corp.(a)	14,204	4,776,521
Watsco Inc.	8,341	4,082,836
WEC Energy Group Inc.	73,740	6,346,064
Wells Fargo & Co.	862,405	51,175,113
Welltower Inc.	136,666	15,204,092
West Pharmaceutical Services Inc.	17,496	5,356,750
Western Digital Corp.(a)	76,928	5,158,022
Westinghouse Air Brake Technologies Corp.	43,003	6,929,933
Westlake Corp.	8,235	1,217,627
Schedule of Investments
22

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Weyerhaeuser Co.	167,396	$5,316,497
Williams Companies Inc. (The)	307,971	13,224,275
Williams-Sonoma Inc.	28,587	4,421,837
Willis Towers Watson PLC	25,525	7,205,197
Workday Inc., Class A(a)	50,849	11,548,825
WP Carey Inc.	56,114	3,243,950
WW Grainger Inc.	10,996	10,741,003
Wynn Resorts Ltd.	25,063	2,075,718
Xcel Energy Inc.	132,583	7,726,937
Xylem Inc./New York	59,052	7,883,442
Yum! Brands Inc.	68,639	9,117,318
Zebra Technologies Corp., Class A(a)(b)	12,116	4,255,018
Zillow Group Inc., Class C (a)(b)	35,426	1,725,246
Zimmer Biomet Holdings Inc.	48,697	5,422,411
Zoetis Inc.	110,358	19,868,854
Zoom Video Communications Inc., Class A(a)	57,886	3,496,314
Zscaler Inc.(a)(b)	21,093	3,783,030
		11,709,673,985
Total Common Stocks — 99.6% (Cost: $13,510,856,774)		18,148,553,248
Preferred Stocks
Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	1,477,382	3,246,706
Cia. Energetica de Minas Gerais, Preference Shares, NVS	619,588	1,189,630
Cia. Paranaense de Energia - Copel, Preference Shares, NVS	271,393	484,138
Gerdau SA, Preference Shares, NVS	365,868	1,181,148
Itau Unibanco Holding SA, Preference Shares, NVS	1,146,013	6,864,549
Itausa SA, Preference Shares, NVS	1,360,257	2,445,800
Petroleo Brasileiro SA, Preference Shares, NVS	1,198,001	7,923,626
		23,335,597
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	34,701	1,315,645
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	149,107	1,247,771
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	16,166	1,385,937
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	29,420	2,215,347
Henkel AG & Co. KGaA, Preference Shares, NVS	39,700	3,396,008
Porsche Automobil Holding SE, Preference Shares, NVS	37,270	1,665,949
Sartorius AG, Preference Shares, NVS	6,531	1,852,334
Volkswagen AG, Preference Shares, NVS	54,323	6,062,608
		16,578,183
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	1,929,900	227
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	2,023	244,867
Security	Shares	Value
South Korea (continued)
Series 2, Preference Shares, NVS	7,519	$913,844
Samsung Electronics Co. Ltd., Preference Shares, NVS	206,376	9,824,907
		10,983,618
Total Preferred Stocks — 0.3% (Cost: $51,223,532)		53,461,041
Rights
Brazil — 0.0%
Localiza Rent a Car SA, (Expires 08/20/24)(a)	2,002	4,102
India — 0.0%
Tata Consumer Products Ltd.)	6,147	27,234
Total Rights — 0.0% (Cost: $—)		31,336
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	5,990	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.9% (Cost: $13,562,080,306)		18,202,045,625
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	132,717,929	132,771,016
Total Short-Term Securities — 0.7% (Cost: $132,654,667)		132,771,016
Total Investments — 100.6% (Cost: $13,694,734,973)		18,334,816,641
Liabilities in Excess of Other Assets — (0.6)%		(115,023,605)
Net Assets — 100.0%		$18,219,793,036

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
23
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$237,079,040	$—	$(104,306,204)(a)	$2,694	$(4,514)	$132,771,016	132,717,929	$1,038,134 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	32,270,000	—	(32,270,000)(a)	—	—	—	—	1,533,644	—
BlackRock Inc.	30,845,510	879,665	(5,458,796)	2,429,311	2,935,442	31,631,132	36,088	816,154	—
				$2,432,005	$2,930,928	$164,402,148		$3,387,932	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	26	09/20/24	$3,107	$80,122
MSCI Emerging Markets Index	26	09/20/24	1,425	14,342
S&P 500 E-Mini Index	30	09/20/24	8,337	81,123
				$175,587
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$175,587	$—	$—	$—	$175,587

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$6,892,842	$—	$—	$—	$6,892,842
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,688,303)	$—	$—	$—	$(2,688,303)
Schedule of Investments
24

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$34,409,800
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$12,530,879,366	$5,617,664,945	$8,937	$18,148,553,248
Preferred Stocks	25,899,013	27,561,801	227	53,461,041
Rights	4,102	27,234	—	31,336
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	132,771,016	—	—	132,771,016
	$12,689,553,497	$5,645,253,980	$9,164	$18,334,816,641
Derivative Financial Instruments(a)
Assets
Equity Contracts	$175,587	$—	$—	$175,587

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
25
2024 iShares Annual Financial Statements

Schedule of Investments
July 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.6%
ANZ Group Holdings Ltd.	45,098	$857,991
Aristocrat Leisure Ltd.	17,770	632,862
Brambles Ltd.	99,329	1,012,627
CAR Group Ltd.	11,008	251,759
Cochlear Ltd.	1,481	334,640
Commonwealth Bank of Australia	14,344	1,292,539
Computershare Ltd.	35,408	638,619
CSL Ltd.	7,207	1,462,755
Dexus	8,129	37,479
Endeavour Group Ltd./Australia	24,207	87,065
Goodman Group	37,235	859,610
GPT Group (The)	74,986	228,409
Macquarie Group Ltd.	2,514	345,991
Mineral Resources Ltd.	14,787	528,824
National Australia Bank Ltd.	14,830	374,556
Pro Medicus Ltd.	1,788	168,696
QBE Insurance Group Ltd.	5,759	67,968
Ramsay Health Care Ltd.	5,906	179,859
REA Group Ltd.	2,020	271,588
Scentre Group	270,839	617,629
SEEK Ltd.	16,968	245,724
Sonic Healthcare Ltd.	21,406	387,944
Stockland	47,744	144,206
Suncorp Group Ltd.	34,807	404,984
Telstra Group Ltd.	282,552	730,189
Transurban Group	174,497	1,489,122
Vicinity Ltd.	100,972	140,008
Westpac Banking Corp.	39,281	767,661
WiseTech Global Ltd.	5,464	342,380
Xero Ltd.(a)	3,489	317,908
		15,221,592
Austria — 0.1%
Erste Group Bank AG	984	51,184
Verbund AG	8,482	681,067
		732,251
Belgium — 0.2%
Ageas SA/NV	6,963	332,422
Anheuser-Busch InBev SA/NV	15,275	906,940
Argenx SE(a)	226	115,551
Elia Group SA/NV	2,165	224,857
Groupe Bruxelles Lambert NV	3,479	259,635
KBC Group NV	3,408	263,595
Lotus Bakeries NV	7	76,061
UCB SA	1,349	225,410
		2,404,471
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	52,570	100,843
Banco BTG Pactual SA	7,371	42,497
Banco do Brasil SA	131,430	616,933
BB Seguridade Participacoes SA	44,501	276,708
Caixa Seguridade Participacoes S/A	19,895	50,721
CCR SA	79,152	173,245
Hapvida Participacoes e Investimentos SA(a)(b)	163,907	117,943
Hypera SA	29,952	152,510
Raia Drogasil SA	40,070	195,527
Rede D'Or Sao Luiz SA(b)	7,491	36,540
Telefonica Brasil SA	32,208	276,232
TIM SA/Brazil	59,502	183,993
		2,223,692
Security	Shares	Value
Canada — 3.3%
Agnico Eagle Mines Ltd.	3,701	$285,567
Bank of Montreal	5,023	423,662
Bank of Nova Scotia (The)	13,922	650,093
BCE Inc.	18,540	625,363
Brookfield Renewable Corp., Class A	15,972	448,972
CAE Inc.(a)	57,047	1,037,932
Cameco Corp.	25,982	1,182,565
Canadian Imperial Bank of Commerce	3,546	183,381
Canadian National Railway Co.	8,949	1,035,975
Canadian Pacific Kansas City Ltd.	11,330	950,123
Constellation Software Inc./Canada	396	1,249,477
Dollarama Inc.	9,579	897,990
Element Fleet Management Corp.	28,161	538,683
Fairfax Financial Holdings Ltd.	843	994,168
Franco-Nevada Corp.	11,052	1,424,236
Hydro One Ltd.(b)	48,334	1,514,803
Ivanhoe Mines Ltd., Class A(a)(c)	100,745	1,317,095
Loblaw Companies Ltd.	2,514	310,005
Lundin Mining Corp.	28,582	288,584
Manulife Financial Corp.	72,724	1,937,340
Open Text Corp.	6,887	217,088
Pembina Pipeline Corp.	72,200	2,798,263
Power Corp. of Canada	7,047	203,961
Quebecor Inc., Class B	21,462	474,118
RB Global Inc.	3,749	298,665
Restaurant Brands International Inc.	5,150	360,591
RioCan REIT	6,407	82,973
Rogers Communications Inc., Class B, NVS	8,024	310,290
Royal Bank of Canada	20,178	2,254,780
Shopify Inc., Class A(a)	13,413	821,499
Stantec Inc.	8,586	755,461
Sun Life Financial Inc.	8,833	438,499
TC Energy Corp.	17,663	749,940
TELUS Corp.	5,178	83,597
Thomson Reuters Corp.	7,274	1,178,834
TMX Group Ltd.	5,384	163,628
Toronto-Dominion Bank (The)	18,800	1,110,176
Wheaton Precious Metals Corp.	23,915	1,429,894
WSP Global Inc.	2,353	390,857
		31,419,128
Chile — 0.1%
Banco de Chile	2,438,999	290,570
Banco de Credito e Inversiones SA	6,930	202,645
Cia. Sud Americana de Vapores SA	4,113,305	282,685
Falabella SA(a)	14,428	47,793
		823,693
China — 2.9%
Alibaba Group Holding Ltd.	209,268	2,059,244
Alibaba Health Information Technology Ltd.(a)(c)	124,000	52,450
Anhui Gujing Distillery Co. Ltd., Class B	8,400	112,000
ANTA Sports Products Ltd.	20,400	182,597
BAIC BluePark New Energy Technology Co. Ltd.(a)	76,800	101,860
Baidu Inc.(a)	24,540	272,090
Bank of Beijing Co. Ltd., Class A	355,200	262,040
Bank of Changsha Co. Ltd., Class A	59,700	62,177
Bank of Chengdu Co. Ltd., Class A	56,700	114,531
Bank of China Ltd., Class H	1,183,586	527,037
Bank of Communications Co. Ltd., Class H	10,000	7,266
Bank of Jiangsu Co. Ltd., Class A	306,300	326,093
Bank of Nanjing Co. Ltd., Class A	151,200	211,177
Bank of Ningbo Co. Ltd., Class A	30,200	89,927
Schedule of Investments
26

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Bank of Shanghai Co. Ltd., Class A	216,300	$218,242
Bank of Suzhou Co. Ltd.	50,300	50,120
Beijing Enterprises Water Group Ltd.	234,000	72,201
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	160,500	127,133
BOC Aviation Ltd.(b)	57,700	506,260
BYD Co. Ltd., Class H	26,500	784,526
CGN Power Co. Ltd., Class H(b)	1,648,000	672,992
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,600	79,394
China CITIC Bank Corp. Ltd., Class H	1,458,000	872,511
China Construction Bank Corp., Class H	1,132,000	790,460
China Everbright Bank Co. Ltd., Class A	429,200	187,713
China Everbright Bank Co. Ltd., Class H	803,000	242,450
China Galaxy Securities Co. Ltd., Class H	289,295	148,066
China Life Insurance Co. Ltd., Class H	278,000	385,685
China Merchants Bank Co. Ltd., Class H	61,000	252,834
China Merchants Port Holdings Co. Ltd.	302,000	444,071
China Minsheng Banking Corp. Ltd., Class H	950,500	336,867
China National Nuclear Power Co. Ltd., Class A	281,098	429,412
China Oilfield Services Ltd., Class H	456,000	401,688
China Pacific Insurance Group Co. Ltd., Class H	57,600	153,102
China Ruyi Holdings Ltd.(a)(c)	200,000	53,463
China Three Gorges Renewables Group Co. Ltd., Class A	81,800	55,039
China Tourism Group Duty Free Corp. Ltd.(b)(c)	14,600	103,156
China Tower Corp. Ltd., Class H(b)	1,149,843	141,084
China Vanke Co. Ltd., Class H(a)	131,800	72,273
China Yangtze Power Co. Ltd., Class A	197,500	816,321
China Zhenhua Group Science & Technology Co. Ltd., Class A	6,200	34,855
China Zheshang Bank Co. Ltd., Class A	335,150	130,878
Chongqing Rural Commercial Bank Co. Ltd., Class A	133,900	95,784
Chow Tai Fook Jewellery Group Ltd.	27,800	25,247
CITIC Ltd.	1,018,000	938,563
CITIC Securities Co. Ltd., Class H	17,000	25,566
COSCO Shipping Energy Transportation Co. Ltd., Class A	54,400	115,964
COSCO Shipping Energy Transportation Co. Ltd., Class H	336,000	403,397
DaShenLin Pharmaceutical Group Co. Ltd., Class A	13,400	24,398
Eve Energy Co. Ltd., Class A	7,600	40,434
Far East Horizon Ltd.(c)	462,000	315,181
Focus Media Information Technology Co. Ltd., Class A	171,600	137,668
H World Group Ltd., ADR	1,791	53,730
Huatai Securities Co. Ltd., Class H(b)	31,000	34,298
Huaxia Bank Co. Ltd., Class A	113,300	98,476
Industrial Bank Co. Ltd., Class A	174,898	405,547
JD Health International Inc.(a)(b)	78,800	218,713
Jiangsu Expressway Co. Ltd., Class H	306,000	291,005
Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,900	56,424
Jiangsu Pacific Quartz Co. Ltd., NVS	9,150	36,110
Kuaishou Technology(a)(b)	22,100	123,775
Kuang-Chi Technologies Co. Ltd., Class A(a)	34,900	87,132
Kweichow Moutai Co. Ltd., Class A	1,300	255,674
Li Auto Inc.(a)	82,980	811,728
Li Ning Co. Ltd.	51,500	95,925
Luzhou Laojiao Co. Ltd., Class A	4,000	72,389
Meituan, Class B(a)(b)	54,300	751,874
MINISO Group Holding Ltd.	15,800	66,050
MMG Ltd.(a)	151,200	46,930
NARI Technology Co. Ltd., Class A	87,300	290,165
Security	Shares	Value
China (continued)
NetEase Inc.	30,200	$556,996
New China Life Insurance Co. Ltd., Class H	15,200	29,646
New Oriental Education & Technology Group Inc.(a)	23,600	152,754
Ningbo Deye Technology Co. Ltd., NVS	7,980	107,250
NIO Inc., ADR(a)(c)	20,104	89,262
Nongfu Spring Co. Ltd., Class H(b)	18,400	71,478
Offshore Oil Engineering Co. Ltd., Class A	22,500	17,130
PDD Holdings Inc., ADR(a)	8,639	1,113,481
People's Insurance Co. Group of China Ltd. (The), Class H	269,151	90,559
Ping An Bank Co. Ltd., Class A	119,000	169,329
Ping An Insurance Group Co. of China Ltd., Class H	157,500	683,962
Qifu Technology Inc.	656	13,323
Shanghai Baosight Software Co. Ltd., Class B	67,200	109,964
Shanghai International Airport Co. Ltd., Class A	7,800	37,327
Shanghai International Port Group Co. Ltd., Class A	47,200	39,443
Shanghai Putailai New Energy Technology Co. Ltd., Class A	30,910	55,640
Shanghai Rural Commercial Bank Co. Ltd.	166,600	153,548
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	4,100	104,610
Shenzhen Inovance Technology Co. Ltd., Class A	4,700	30,326
Sichuan Chuantou Energy Co. Ltd., Class A	77,100	199,892
Smoore International Holdings Ltd.(b)	35,000	40,865
Sunny Optical Technology Group Co. Ltd.	4,600	25,797
TAL Education Group, ADR(a)	7,915	79,308
Tencent Holdings Ltd.	87,100	4,019,356
Tencent Music Entertainment Group, ADR	906	12,847
TravelSky Technology Ltd., Class H	111,000	125,134
Trip.com Group Ltd.(a)	3,710	158,386
Weihai Guangwei Composites Co. Ltd., Class A	11,500	44,985
Wuliangye Yibin Co. Ltd., Class A	5,900	103,698
WuXi AppTec Co. Ltd., Class H(b)	15,000	61,361
Wuxi Biologics Cayman Inc.(a)(b)	68,000	99,461
XPeng Inc.(a)	20,200	81,649
Yintai Gold Co. Ltd., Class A	41,200	101,930
Yunnan Energy New Material Co. Ltd., Class A	13,900	59,345
Zhejiang Expressway Co. Ltd., Class H	430,720	282,646
ZTO Express Cayman Inc., ADR	1,755	33,257
		28,017,377
Colombia — 0.1%
Bancolombia SA	9,836	88,672
Interconexion Electrica SA ESP	115,786	500,186
		588,858
Denmark — 0.8%
Coloplast A/S, Class B	1,627	211,511
Danske Bank A/S	20,868	638,195
Genmab A/S(a)	530	149,710
Novo Nordisk A/S, Class B	43,625	5,780,002
Novonesis (Novozymes) B, Class B	3,877	246,799
Vestas Wind Systems A/S(a)	19,596	484,943
		7,511,160
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	80,520	138,108
Eastern Co. SAE	303,013	139,458
Talaat Moustafa Group	35,826	41,499
		319,065
Finland — 0.1%
Nordea Bank Abp	35,652	417,190
Sampo OYJ, Class A	6,384	279,843
		697,033
27
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France — 2.2%
Aeroports de Paris SA	4,241	$557,209
AXA SA	30,997	1,088,299
BioMerieux	515	54,346
BNP Paribas SA	15,854	1,086,216
Bureau Veritas SA	5,587	174,813
Capgemini SE	345	68,491
Credit Agricole SA	14,908	226,236
Dassault Systemes SE	5,665	214,753
Edenred SE	2,224	92,605
EssilorLuxottica SA	5,211	1,192,483
Eurazeo SE	1,510	118,800
Getlink SE	26,615	474,275
Hermes International SCA	698	1,525,364
Kering SA	1,632	501,249
Klepierre SA	22,749	651,408
Legrand SA	8,444	912,348
L'Oreal SA	4,511	1,950,770
LVMH Moet Hennessy Louis Vuitton SE	3,934	2,774,895
Orange SA	13,507	149,891
Pernod Ricard SA	4,795	641,605
Publicis Groupe SA	4,411	460,493
Remy Cointreau SA	547	43,161
Sanofi SA	16,905	1,742,778
Schneider Electric SE	12,523	3,018,483
Societe Generale SA	13,220	342,887
Teleperformance SE	2,595	334,068
Unibail-Rodamco-Westfield, New	6,022	450,332
Vivendi SE	16,436	175,385
		21,023,643
Germany — 1.4%
Allianz SE, Registered	7,732	2,177,837
Commerzbank AG	13,335	217,394
CTS Eventim AG & Co. KGaA	2,332	205,411
Deutsche Bank AG, Registered	63,361	986,244
Deutsche Boerse AG	3,405	697,237
Deutsche Telekom AG, Registered	59,018	1,543,762
Fresenius Medical Care AG & Co. KGaA	2,599	100,290
Fresenius SE & Co. KGaA(a)	7,983	286,037
Infineon Technologies AG	15,610	542,262
LEG Immobilien SE	160	13,957
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,377	678,207
Rheinmetall AG	899	489,646
SAP SE	15,298	3,234,307
Scout24 SE(b)	5,806	459,007
Siemens AG, Registered	8,433	1,544,057
Symrise AG, Class A	1,466	184,762
Vonovia SE	11,223	344,099
		13,704,516
Greece — 0.0%
OPAP SA	2,172	37,869
Hong Kong — 0.4%
AIA Group Ltd.	137,800	921,724
CK Asset Holdings Ltd.	126,000	481,455
Galaxy Entertainment Group Ltd.	56,000	235,420
Henderson Land Development Co. Ltd.	27,000	75,838
HKT Trust & HKT Ltd., Class SS	48,000	58,136
Hong Kong Exchanges & Clearing Ltd.	1,400	41,296
Hongkong Land Holdings Ltd.	37,900	122,402
Link REIT	90,200	380,556
MTR Corp. Ltd.	114,000	368,801
Security	Shares	Value
Hong Kong (continued)
Power Assets Holdings Ltd.	64,000	$407,902
Sands China Ltd.(a)	65,200	122,226
Sun Hung Kai Properties Ltd.	85,000	735,974
Techtronic Industries Co. Ltd.	10,500	134,470
Wharf Real Estate Investment Co. Ltd.	45,000	110,629
		4,196,829
India — 2.0%
ABB India Ltd.	3,982	376,322
Adani Green Energy Ltd.(a)	14,086	311,630
Adani Ports & Special Economic Zone Ltd.	25,523	479,972
Apollo Hospitals Enterprise Ltd.	2,199	174,107
Asian Paints Ltd.	18,946	699,256
Astral Ltd.	4,868	127,439
Avenue Supermarts Ltd.(a)(b)	9,653	569,546
Axis Bank Ltd.	6,055	84,584
Bandhan Bank Ltd.(b)	21,472	56,070
Bharat Electronics Ltd.	422,516	1,598,753
Bharti Airtel Ltd.	68,005	1,214,836
Colgate-Palmolive India Ltd.	8,499	346,847
Container Corp. of India Ltd.	19,461	242,571
Dabur India Ltd.	11,355	86,330
DLF Ltd.	40,632	432,585
Godrej Consumer Products Ltd.	14,591	251,616
HCL Technologies Ltd.	16,516	324,984
HDFC Bank Ltd.	20,473	395,625
Hindustan Unilever Ltd.	23,150	748,960
ICICI Bank Ltd.	39,861	581,032
Indian Hotels Co. Ltd., Class A	43,074	331,010
Info Edge India Ltd.	1,057	88,887
Infosys Ltd.	47,277	1,048,358
ITC Ltd.	149,693	887,480
Jio Financial Services Ltd., NVS(a)	22,775	89,683
Kotak Mahindra Bank Ltd.	10,587	229,356
Macrotech Developers Ltd.	9,064	141,938
Max Healthcare Institute Ltd.	28,931	319,486
Muthoot Finance Ltd.	1,779	39,113
Nestle India Ltd., NVS	4,059	119,278
NHPC Ltd., NVS	370,135	465,951
Phoenix Mills Ltd. (The)	6,790	292,208
PI Industries Ltd.	9,815	520,153
Pidilite Industries Ltd.	6,979	265,760
Power Finance Corp. Ltd.	71,230	475,469
Power Grid Corp. of India Ltd.	373,312	1,554,915
Siemens Ltd.	881	75,226
Sun Pharmaceutical Industries Ltd.	23,795	489,414
Suzlon Energy Ltd.(a)	97,830	81,354
Tata Communications Ltd.	9,905	235,925
Tata Consultancy Services Ltd.	17,439	915,734
Titan Co. Ltd.	5,236	216,830
Torrent Pharmaceuticals Ltd.	1,167	44,291
Trent Ltd.	6,206	433,728
Varun Beverages Ltd.	11,081	209,062
Wipro Ltd.	56,203	350,730
Zomato Ltd.(a)	129,118	355,075
		19,379,479
Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	242,100	95,482
Bank Rakyat Indonesia Persero Tbk PT	621,837	178,927
GoTo Gojek Tokopedia Tbk PT(a)	20,888,400	68,356
Telkom Indonesia Persero Tbk PT	2,504,900	444,881
		787,646
Schedule of Investments
28

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ireland — 0.0%
AIB Group PLC	52,214	$299,504
Bank of Ireland Group PLC	13,870	157,077
		456,581
Israel — 0.2%
Azrieli Group Ltd.	4,760	292,156
Bank Hapoalim BM	8,904	81,706
Bank Leumi Le-Israel BM	33,117	285,386
Check Point Software Technologies Ltd.(a)	3,320	609,054
Global-e Online Ltd.(a)(c)	4,897	168,065
Isracard Ltd.	0	1
Nice Ltd.(a)	927	167,313
Teva Pharmaceutical Industries Ltd., ADR(a)	25,603	446,260
		2,049,941
Italy — 0.7%
Ferrari NV	5,446	2,241,424
Intesa Sanpaolo SpA	191,492	777,617
Mediobanca Banca di Credito Finanziario SpA	4,271	69,332
Moncler SpA	2,235	133,264
Poste Italiane SpA(b)	39,344	532,621
Snam SpA	57,800	276,205
Tenaris SA, NVS	65,657	1,041,768
Terna - Rete Elettrica Nazionale	60,457	503,441
UniCredit SpA	29,049	1,193,179
		6,768,851
Japan — 5.5%
Advantest Corp.	17,000	752,443
Astellas Pharma Inc.	31,500	365,335
Capcom Co. Ltd.	6,400	136,729
Central Japan Railway Co.	65,600	1,546,647
Chiba Bank Ltd. (The)	21,900	205,148
Chugai Pharmaceutical Co. Ltd.	17,000	741,922
Concordia Financial Group Ltd.	62,100	391,386
Dai-ichi Life Holdings Inc.	7,100	216,481
Daiichi Sankyo Co. Ltd.	29,000	1,181,102
Daiwa Securities Group Inc.	110,100	908,996
Disco Corp.	2,700	902,871
East Japan Railway Co.	36,600	697,355
FANUC Corp.	22,200	658,158
Fast Retailing Co. Ltd.	3,900	1,075,030
Fujitsu Ltd.	12,900	234,266
Hamamatsu Photonics KK	5,100	146,875
Hikari Tsushin Inc.	3,000	561,763
Hoya Corp.	9,200	1,152,767
Hulic Co. Ltd.	92,300	900,950
Japan Exchange Group Inc.	16,700	392,089
Japan Post Bank Co. Ltd.	62,700	652,467
Japan Post Holdings Co. Ltd.	89,000	942,551
Japan Post Insurance Co. Ltd.	8,500	174,994
Japan Tobacco Inc.	54,100	1,591,902
KDDI Corp.	27,000	812,430
Keisei Electric Railway Co. Ltd.	8,300	248,245
Keyence Corp.	4,100	1,792,767
Konami Group Corp.	3,200	240,767
Lasertec Corp.	2,500	443,583
M3 Inc.	34,200	319,334
Mitsubishi Estate Co. Ltd.	53,100	905,033
Mitsubishi HC Capital Inc.	184,500	1,327,370
Mitsubishi UFJ Financial Group Inc.	205,700	2,375,907
Mitsui Fudosan Co. Ltd.	99,900	1,034,950
Mizuho Financial Group Inc.	45,300	1,035,565
MS&AD Insurance Group Holdings Inc.	20,000	471,491
Security	Shares	Value
Japan (continued)
Murata Manufacturing Co. Ltd.	31,700	$705,261
Nexon Co. Ltd.	14,000	301,542
Nintendo Co. Ltd.	9,000	497,325
Nippon Telegraph & Telephone Corp.	227,400	242,343
Nomura Holdings Inc.	210,900	1,300,327
Nomura Real Estate Holdings Inc.	10,300	287,933
Nomura Real Estate Master Fund Inc.	63	61,806
Nomura Research Institute Ltd.	15,300	472,337
NTT Data Group Corp.	30,700	478,135
Obic Co. Ltd.	4,200	640,429
Ono Pharmaceutical Co. Ltd.	28,900	426,342
Oracle Corp./Japan	1,700	138,770
Oriental Land Co. Ltd./Japan	36,100	1,033,525
ORIX Corp.	60,000	1,451,378
Pan Pacific International Holdings Corp.	2,900	75,659
Rakuten Group Inc.(a)	39,000	228,800
Recruit Holdings Co. Ltd.	24,200	1,387,708
Renesas Electronics Corp.	28,300	487,436
Resona Holdings Inc.	54,900	393,684
SBI Holdings Inc.	25,200	655,040
Secom Co. Ltd.	12,500	798,159
Shin-Etsu Chemical Co. Ltd.	10,000	444,307
Shionogi & Co. Ltd.	12,400	545,464
SMC Corp.	2,800	1,362,382
SoftBank Corp.	48,300	630,061
SoftBank Group Corp.	24,200	1,478,920
Sompo Holdings Inc.	12,900	294,145
Sony Group Corp.	20,600	1,829,663
Sumitomo Mitsui Financial Group Inc.	22,100	1,595,906
Sumitomo Mitsui Trust Holdings Inc.	5,600	141,550
Sumitomo Realty & Development Co. Ltd.	22,700	750,297
Sysmex Corp.	25,500	417,467
Takeda Pharmaceutical Co. Ltd.	35,175	987,512
Tokio Marine Holdings Inc.	35,200	1,381,005
Tokyo Electron Ltd.	2,600	544,043
Tokyu Corp.	24,900	301,673
Trend Micro Inc./Japan	3,800	182,143
West Japan Railway Co.	5,200	102,373
ZOZO Inc.	1,700	49,767
		52,640,286
Kuwait — 0.1%
Mabanee Co. KPSC	112,518	309,061
Mobile Telecommunications Co. KSCP	151,996	226,893
National Bank of Kuwait SAKP	71,588	212,263
		748,217
Malaysia — 0.2%
Gamuda Bhd	189,050	323,296
Genting Malaysia Bhd	546,100	309,427
IHH Healthcare Bhd	243,200	333,477
Malaysia Airports Holdings Bhd	223,200	497,690
Telekom Malaysia Bhd	32,900	49,964
		1,513,854
Mexico — 0.2%
Fibra Uno Administracion SA de CV	323,062	410,612
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	10,189	87,469
Grupo Aeroportuario del Pacifico SAB de CV, Class B	7,392	117,936
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,626	229,955
Grupo Financiero Banorte SAB de CV, Class O	30,081	225,410
Grupo Mexico SAB de CV, Series B	70,130	395,236
Prologis Property Mexico SA de CV	56,749	189,458
29
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV	17,670	$165,954
Wal-Mart de Mexico SAB de CV	135,792	451,595
		2,273,625
Netherlands — 1.2%
ABN AMRO Bank NV, CVA(b)	17,922	312,862
Adyen NV(a)(b)	262	320,488
AerCap Holdings NV	14,857	1,395,815
ASM International NV	227	156,181
ASML Holding NV	5,191	4,833,710
BE Semiconductor Industries NV	1,245	160,387
DSM-Firmenich AG	3,967	506,463
EXOR NV, NVS	12,412	1,272,384
ING Groep NV	8,890	161,362
Koninklijke KPN NV	11,364	44,776
NN Group NV	9,830	493,310
Prosus NV	26,213	914,395
Wolters Kluwer NV	4,760	796,868
		11,369,001
Norway — 0.4%
DNB Bank ASA	75,355	1,556,837
Gjensidige Forsikring ASA	45,291	766,223
Mowi ASA	38,882	656,270
Salmar ASA	9,569	550,551
Telenor ASA	25,509	303,940
		3,833,821
Peru — 0.1%
Southern Copper Corp.	8,153	869,191
Philippines — 0.0%
International Container Terminal Services Inc.	50,260	306,508
PLDT Inc.	1,355	35,184
SM Investments Corp.	13,190	205,572
		547,264
Poland — 0.2%
Allegro.eu SA (a)(b)	32,138	295,220
Bank Polska Kasa Opieki SA	3,301	133,727
CD Projekt SA	2,853	114,524
Dino Polska SA(a)(b)	1,829	162,426
Powszechna Kasa Oszczednosci Bank Polski SA	9,585	142,447
Powszechny Zaklad Ubezpieczen SA	62,755	768,505
		1,616,849
Portugal — 0.1%
EDP Renovaveis SA	80,569	1,252,528
Qatar — 0.2%
Barwa Real Estate Co.	543,119	413,737
Commercial Bank PSQC (The)	110,288	126,359
Dukhan Bank	60,583	62,179
Mesaieed Petrochemical Holding Co.	1,115,902	511,580
Ooredoo QPSC	126,788	363,244
Qatar Islamic Bank QPSC	16,583	89,500
Qatar National Bank QPSC	61,468	257,348
		1,823,947
Russia — 0.0%
Alrosa PJSC(a)(d)	184,910	22
Mobile TeleSystems PJSC(a)(d)	73,304	9
Moscow Exchange MICEX-RTS PJSC(a)(d)	152,460	18
Ozon Holdings PLC, ADR(a)(d)	5,270	1
Polyus PJSC(a)(d)	1,430	—
Sberbank of Russia PJSC(a)(d)	292,860	34
TCS Group Holding PLC, GDR(a)(d)(e)	4,185	—
Security	Shares	Value
Russia (continued)
United Co. RUSAL International PJSC(a)(d)	509,950	$60
VK Co. Ltd.(a)(d)	22,940	3
VTB Bank PJSC(a)(d)	4,498	—
Yandex NV(a)(d)	9,920	1
		148
Saudi Arabia — 0.8%
Al Rajhi Bank	50,304	1,146,970
Alinma Bank	41,039	354,456
Arabian Internet & Communications Services Co.	4,475	350,790
Bank AlBilad	4,251	41,665
Banque Saudi Fransi	3,850	37,967
Bupa Arabia for Cooperative Insurance Co.	1,129	69,331
Co. for Cooperative Insurance (The)	1,867	71,639
Dallah Healthcare Co.	4,779	210,934
Dar Al Arkan Real Estate Development Co.(a)	104,254	376,236
Dr Sulaiman Al Habib Medical Services Group Co.	8,644	663,523
Elm Co.	2,082	507,748
Etihad Etisalat Co.	25,046	347,898
Jarir Marketing Co.	40,455	140,048
Mouwasat Medical Services Co.	8,766	282,059
Nahdi Medical Co.	10,647	376,972
Riyad Bank	34,317	251,042
Saudi Awwal Bank	6,309	66,013
Saudi Investment Bank (The)	130,091	443,129
Saudi National Bank (The)	37,975	383,713
Saudi Research & Media Group(a)	3,379	235,107
Saudi Tadawul Group Holding Co.	1,183	73,001
Saudi Telecom Co.	93,335	958,730
		7,388,971
Singapore — 0.3%
CapitaLand Ascendas REIT	161,802	330,328
CapitaLand Integrated Commercial Trust	113,800	177,760
CapitaLand Investment Ltd./Singapore	148,500	301,089
Genting Singapore Ltd.	928,300	589,891
Grab Holdings Ltd., Class A(a)	42,069	138,828
Keppel Ltd.	92,100	458,369
Sea Ltd., ADR(a)	1,216	79,891
Singapore Telecommunications Ltd.	353,400	818,710
		2,894,866
South Africa — 0.3%
Absa Group Ltd.	5,569	48,864
Capitec Bank Holdings Ltd.	927	144,571
FirstRand Ltd.	98,244	441,451
MTN Group Ltd.	31,420	136,336
Naspers Ltd., Class N	3,894	753,081
NEPI Rockcastle NV	89,284	675,151
Reinet Investments SCA	10,279	276,778
		2,476,232
South Korea — 1.3%
Alteogen Inc.(a)	667	153,798
Amorepacific Corp.	138	18,342
Celltrion Inc.	1,413	211,521
Celltrion Pharm Inc.(a)	742	54,522
Ecopro BM Co. Ltd.(a)	824	109,402
Hana Financial Group Inc.	12,905	611,413
Hanjin Kal Corp.	1,004	50,814
Hanmi Semiconductor Co. Ltd.	1,648	158,745
HLB Inc.(a)	6,036	358,509
HYBE Co. Ltd.	222	28,557
Industrial Bank of Korea	69,944	713,696
Kakao Corp.	8,108	233,000
Schedule of Investments
30

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
KakaoBank Corp.	2,193	$34,445
KB Financial Group Inc.	10,863	702,250
Korea Investment Holdings Co. Ltd.	8,383	450,388
Krafton Inc.(a)	309	66,626
KT&G Corp.	4,140	282,231
Kum Yang Co. Ltd.(a)	3,035	150,572
Meritz Financial Group Inc.	4,018	247,653
Mirae Asset Securities Co. Ltd.	43,739	248,358
NAVER Corp.	3,377	430,711
NCSoft Corp.	688	88,283
NH Investment & Securities Co. Ltd.	28,702	291,557
Posco DX Co. Ltd.	2,751	58,323
POSCO Future M Co. Ltd.	794	123,898
Samsung Biologics Co. Ltd.(a)(b)	374	256,598
Samsung Electronics Co. Ltd.	48,561	2,994,379
Samsung Life Insurance Co. Ltd.	2,746	193,800
Shinhan Financial Group Co. Ltd.	18,789	826,357
SK Hynix Inc.	4,887	700,911
SK IE Technology Co. Ltd.(a)(b)	4,965	136,105
SK Square Co. Ltd.(a)	6,865	435,442
Woori Financial Group Inc.	72,727	837,103
		12,258,309
Spain — 0.7%
Aena SME SA(b)	4,493	853,664
Amadeus IT Group SA	17,114	1,127,142
Banco Bilbao Vizcaya Argentaria SA	94,748	993,074
Banco de Sabadell SA	57,945	122,278
Banco Santander SA	261,399	1,261,028
Ferrovial SE	16,175	643,211
Grifols SA(a)	7,074	71,451
Iberdrola SA	13,843	182,841
Industria de Diseno Textil SA	25,541	1,241,008
Redeia Corp. SA	9,559	169,719
		6,665,416
Sweden — 0.7%
Alfa Laval AB	6,053	267,640
Atlas Copco AB, Class A	27,538	490,112
Atlas Copco AB, Class B	71,842	1,124,034
Evolution AB(b)	3,027	293,223
Hexagon AB, Class B	70,357	716,547
Industrivarden AB, Class A	6,114	209,736
Industrivarden AB, Class C	40,156	1,361,173
Investment AB Latour, Class B	302	8,869
Investor AB, Class B	53,231	1,511,234
Svenska Handelsbanken AB, Class A	44,173	445,876
Swedbank AB, Class A	10,849	230,692
		6,659,136
Switzerland — 2.0%
ABB Ltd., Registered	27,862	1,546,525
Alcon Inc.	7,074	669,798
Avolta AG, Registered	13,447	507,375
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	9	112,802
Cie. Financiere Richemont SA, Class A, Registered	8,459	1,290,262
Geberit AG, Registered	514	327,246
Givaudan SA, Registered	333	1,633,716
Julius Baer Group Ltd.	3,224	176,442
Lonza Group AG, Registered	805	536,057
Nestle SA, Registered	6,732	681,902
Novartis AG, Registered	27,453	3,064,519
Roche Holding AG, NVS	8,137	2,634,430
Security	Shares	Value
Switzerland (continued)
Sandoz Group AG	5,666	$245,753
SGS SA	2,975	325,267
Sika AG, Registered	4,292	1,303,120
Sonova Holding AG, Registered	103	31,573
Straumann Holding AG	1,854	239,077
Swisscom AG, Registered	432	264,402
Temenos AG, Registered	3,268	226,925
UBS Group AG, Registered	55,810	1,691,081
VAT Group AG(b)	1,275	638,948
Zurich Insurance Group AG	2,357	1,295,808
		19,443,028
Taiwan — 2.0%
Accton Technology Corp.	12,000	188,103
Advantech Co. Ltd.	21,000	223,368
Airtac International Group	14,000	358,871
Alchip Technologies Ltd.	3,000	244,348
Asia Vital Components Co. Ltd.	10,000	199,121
Catcher Technology Co. Ltd.	97,000	631,836
Cathay Financial Holding Co. Ltd.	903,103	1,729,281
Chailease Holding Co. Ltd.	50,714	236,589
China Development Financial Holding Corp.	1,032,542	509,602
Chunghwa Telecom Co. Ltd.	91,000	337,199
CTBC Financial Holding Co. Ltd.	310,400	336,914
Delta Electronics Inc.	30,000	385,315
E Ink Holdings Inc.	55,000	453,813
eMemory Technology Inc.	2,000	142,071
Fortune Electric Co. Ltd.	5,500	117,375
Fubon Financial Holding Co. Ltd.	123,538	334,536
Global Unichip Corp.	3,000	107,985
Globalwafers Co. Ltd.	10,000	152,117
Largan Precision Co. Ltd.	6,000	520,561
MediaTek Inc.	26,000	990,213
Novatek Microelectronics Corp.	6,000	96,765
Ruentex Development Co. Ltd.	87,000	136,578
Silergy Corp.	11,000	152,080
Taiwan High Speed Rail Corp.	485,000	440,417
Taiwan Semiconductor Manufacturing Co. Ltd.	344,000	10,034,924
Yageo Corp.	4,000	97,543
		19,157,525
Thailand — 0.1%
Airports of Thailand PCL, NVDR	441,400	700,423
Bangkok Dusit Medical Services PCL, NVDR	225,100	165,939
Bumrungrad Hospital PCL, NVDR	24,500	169,159
Delta Electronics Thailand PCL, NVDR(c)	75,700	218,001
Minor International PCL, NVDR(c)	187,800	153,029
		1,406,551
Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S	289,022	545,837
Turkcell Iletisim Hizmetleri AS	89,785	286,291
Yapi ve Kredi Bankasi A/S	53,535	48,818
		880,946
United Arab Emirates — 0.1%
Aldar Properties PJSC	46,743	94,047
Emaar Properties PJSC	274,108	644,047
Emirates NBD Bank PJSC	39,677	206,328
Emirates Telecommunications Group Co. PJSC	819	3,652
Multiply Group PJSC(a)	336,014	210,412
		1,158,486
United Kingdom — 3.1%
3i Group PLC	37,317	1,501,290
Antofagasta PLC	42,325	1,102,109
31
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Ashtead Group PLC	18,605	$1,342,675
AstraZeneca PLC	20,738	3,294,662
Auto Trader Group PLC(b)	5,823	60,995
Barclays PLC	370,637	1,108,318
British American Tobacco PLC	64,799	2,299,135
BT Group PLC	218,790	396,776
Burberry Group PLC	10,241	102,490
Compass Group PLC	3,477	107,074
Croda International PLC	6,010	312,485
Diageo PLC	44,355	1,380,104
Experian PLC	17,272	814,893
Flutter Entertainment PLC(a)	1,275	252,202
GSK PLC	56,455	1,096,287
Haleon PLC	137,358	616,106
HSBC Holdings PLC	278,815	2,535,573
Imperial Brands PLC	61,056	1,682,816
Informa PLC	56,877	635,611
Intertek Group PLC	1,873	121,629
Legal & General Group PLC	93,931	280,161
Lloyds Banking Group PLC	1,434,319	1,095,748
London Stock Exchange Group PLC	3,115	379,175
National Grid PLC	30,354	385,137
NatWest Group PLC, NVS	166,857	791,650
Pearson PLC	17,842	242,080
Prudential PLC	52,955	477,886
Reckitt Benckiser Group PLC	7,834	421,419
RELX PLC	37,741	1,781,280
Rentokil Initial PLC	23,825	145,479
Severn Trent PLC	19,823	655,342
Smiths Group PLC	7,753	178,080
Spirax Group PLC	868	101,336
Standard Chartered PLC	17,315	171,043
Unilever PLC	10,907	670,286
United Utilities Group PLC	77,772	1,033,561
Vodafone Group PLC	412,927	386,396
Whitbread PLC	8,990	336,855
		30,296,144
United States — 63.5%
Abbott Laboratories	7,409	784,909
AbbVie Inc.	25,750	4,771,990
Accenture PLC, Class A	8,279	2,737,203
Adobe Inc.(a)	5,637	3,109,651
Advanced Micro Devices Inc.(a)	21,691	3,133,916
AECOM	2,433	220,454
Aflac Inc.	16,423	1,566,425
Agilent Technologies Inc.	3,462	489,527
Airbnb Inc.(a)	8,574	1,196,587
Akamai Technologies Inc.(a)	5,661	556,363
Albemarle Corp.	806	75,498
Alexandria Real Estate Equities Inc.	492	57,707
Align Technology Inc.(a)	1,253	290,546
Allegion PLC	1,932	264,317
Allstate Corp. (The)	1,736	297,064
Alphabet Inc., Class A	78,641	13,490,077
Alphabet Inc., Class C, NVS	62,289	10,785,340
Altria Group Inc.	71,028	3,481,082
Amazon.com Inc.(a)	120,874	22,601,021
American Express Co.	8,601	2,176,397
American Financial Group Inc./OH	877	114,852
American International Group Inc.	6,173	489,087
American Tower Corp.	6,893	1,519,217
American Water Works Co. Inc.	15,632	2,225,372
Security	Shares	Value
United States (continued)
Ameriprise Financial Inc.	990	$425,769
AMETEK Inc.	16,772	2,909,607
Amgen Inc.	8,346	2,774,795
Amphenol Corp., Class A	25,796	1,657,651
Analog Devices Inc.	8,082	1,870,013
Annaly Capital Management Inc.	7,450	148,329
Ansys Inc.(a)	1,169	366,633
Aon PLC, Class A	2,844	934,282
Apollo Global Management Inc.	5,662	709,505
Apple Inc.	191,162	42,453,257
Applied Materials Inc.	6,443	1,367,205
AppLovin Corp., Class A(a)	2,867	221,046
Arch Capital Group Ltd.(a)	7,016	671,992
Arista Networks Inc.(a)	3,944	1,366,793
Arthur J Gallagher & Co.	1,063	301,350
Aspen Technology Inc.(a)	1,093	205,429
Assurant Inc.	345	60,330
AT&T Inc.	123,589	2,379,088
Atlassian Corp., NVS(a)	1,694	299,110
Autodesk Inc.(a)	1,894	468,803
Automatic Data Processing Inc.	8,248	2,166,090
AvalonBay Communities Inc.	1,630	334,020
Axon Enterprise Inc.(a)	5,290	1,587,053
Baker Hughes Co., Class A	90,042	3,486,426
Bank of America Corp.	88,364	3,561,953
Bank of New York Mellon Corp. (The)	15,581	1,013,856
Bath & Body Works Inc.	3,049	112,051
Baxter International Inc.	711	25,468
Becton Dickinson and Co.	4,545	1,095,618
Berkshire Hathaway Inc., Class B(a)	13,998	6,138,123
Biogen Inc.(a)	1,843	392,928
BlackRock Inc.(f)	1,732	1,518,098
Blackstone Inc., NVS	8,281	1,177,144
Block Inc.(a)	5,387	333,348
Booking Holdings Inc.	488	1,812,925
Booz Allen Hamilton Holding Corp., Class A	1,761	252,369
Boston Scientific Corp.(a)	22,270	1,645,308
Bristol-Myers Squibb Co.	42,277	2,010,694
Broadcom Inc.	60,882	9,782,520
Broadridge Financial Solutions Inc.	3,400	727,600
Brown & Brown Inc.	1,762	175,196
Brown-Forman Corp., Class B	11,441	516,676
BXP Inc.	3,807	271,477
Cadence Design Systems Inc.(a)	3,182	851,694
Caesars Entertainment Inc.(a)	1,028	41,069
Capital One Financial Corp.	4,532	686,145
Catalent Inc.(a)	839	49,786
Cboe Global Markets Inc.	1,342	246,270
CDW Corp./DE	1,799	392,380
Celsius Holdings Inc.(a)	2,997	140,350
Centene Corp.(a)	1,711	131,610
Charles River Laboratories International Inc.(a)	77	18,796
Charles Schwab Corp. (The)	19,063	1,242,717
Charter Communications Inc., Class A(a)	2,465	936,010
Cheniere Energy Inc.	4,782	873,384
Chipotle Mexican Grill Inc., Class A(a)	23,572	1,280,431
Chubb Ltd.	8,274	2,280,811
Church & Dwight Co. Inc.	6,098	597,665
Cigna Group (The)	3,609	1,258,350
Cintas Corp.	1,857	1,418,637
Cisco Systems Inc.	74,236	3,596,734
Citigroup Inc.	33,916	2,200,470
Schedule of Investments
32

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Citizens Financial Group Inc.	6,037	$257,599
Cloudflare Inc., Class A(a)	1,237	95,867
CME Group Inc.	5,614	1,087,488
Coca-Cola Co. (The)	70,082	4,677,273
Cognizant Technology Solutions Corp., Class A	9,282	702,462
Coinbase Global Inc., Class A(a)	2,776	622,823
Colgate-Palmolive Co.	15,161	1,503,820
Comcast Corp., Class A	66,785	2,756,217
Consolidated Edison Inc.	6,513	635,148
Constellation Brands Inc., Class A	4,960	1,215,994
Constellation Energy Corp.	1,909	362,328
Cooper Companies Inc. (The)	4,695	438,184
Copart Inc.(a)	18,748	981,083
Corpay Inc.(a)	1,657	483,546
Corteva Inc.	20,233	1,135,071
CoStar Group Inc.(a)	5,428	423,493
Costco Wholesale Corp.	3,163	2,599,986
Crowdstrike Holdings Inc., Class A(a)	1,929	447,451
Crown Castle Inc.	8,266	909,921
CSX Corp.	36,472	1,280,167
CVS Health Corp.	7,980	481,433
Danaher Corp.	9,774	2,708,180
Darden Restaurants Inc.	297	43,448
Datadog Inc., Class A(a)	2,266	263,853
DaVita Inc.(a)	2,291	312,996
Dayforce Inc.(a)	4,356	258,224
Deckers Outdoor Corp.(a)	270	249,110
Deere & Co.	941	350,033
Dexcom Inc.(a)	5,237	355,173
Digital Realty Trust Inc.	3,193	477,322
Discover Financial Services	3,752	540,250
DocuSign Inc., Class A(a)	1,035	57,422
Dollar General Corp.	5,656	680,926
Dollar Tree Inc.(a)	5,480	571,783
DoorDash Inc., Class A(a)	4,771	528,245
DraftKings Inc., Class A (a)	7,987	295,120
Eaton Corp. PLC	5,292	1,612,949
eBay Inc.	16,275	905,053
Ecolab Inc.	6,993	1,613,215
Edison International	25,075	2,006,251
Edwards Lifesciences Corp.(a)	8,821	556,164
Electronic Arts Inc.	5,052	762,549
Elevance Health Inc.	3,160	1,681,215
Eli Lilly & Co.	10,417	8,378,081
Emerson Electric Co.	4,085	478,394
Enphase Energy Inc.(a)	1,980	227,918
Entegris Inc.	1,796	212,449
EPAM Systems Inc.(a)	702	151,021
Equifax Inc.	3,287	918,289
Equinix Inc.	1,231	972,785
Equitable Holdings Inc.	21,728	947,558
Equity Residential	4,722	328,793
Erie Indemnity Co., Class A, NVS	268	118,228
Essential Utilities Inc.	15,847	644,181
Essex Property Trust Inc.	320	89,075
Estee Lauder Companies Inc. (The), Class A	5,732	570,965
Etsy Inc.(a)	2,964	193,075
Everest Group Ltd.	683	268,330
Eversource Energy	19,267	1,250,621
Exact Sciences Corp.(a)(c)	1,364	62,308
Exelon Corp.	8,144	302,957
Extra Space Storage Inc.	3,088	492,907
Security	Shares	Value
United States (continued)
F5 Inc.(a)	3,918	$797,862
Fair Isaac Corp.(a)	241	385,600
Fastenal Co.	18,961	1,341,491
Fidelity National Financial Inc.	3,777	209,284
Fidelity National Information Services Inc.	9,633	740,103
Fifth Third Bancorp	4,712	199,506
First Citizens BancShares Inc./NC, Class A	251	524,010
First Solar Inc.(a)	2,211	477,554
Fiserv Inc.(a)	11,329	1,853,085
Fortinet Inc.(a)	6,773	393,105
Fortive Corp.	22,336	1,604,842
Freeport-McMoRan Inc.	48,515	2,203,066
Gaming and Leisure Properties Inc.	5,204	261,241
Garmin Ltd.	6,561	1,123,571
Gartner Inc.(a)	1,343	673,098
Gen Digital Inc.	26,993	701,548
General Mills Inc.	1,527	102,523
Gilead Sciences Inc.	21,318	1,621,447
Global Payments Inc.	6,060	615,938
GoDaddy Inc., Class A(a)	959	139,487
Goldman Sachs Group Inc. (The)	4,868	2,477,958
Graco Inc.	16,402	1,394,990
Halliburton Co.	150,266	5,211,225
Hartford Financial Services Group Inc. (The)	5,360	594,531
HCA Healthcare Inc.	3,403	1,235,459
Healthpeak Properties Inc.	4,678	102,074
Hershey Co. (The)	2,654	524,112
Hilton Worldwide Holdings Inc.	3,700	794,279
Home Depot Inc. (The)	14,362	5,287,514
Host Hotels & Resorts Inc.	25,758	451,023
Hubbell Inc., Class B	2,456	971,716
HubSpot Inc.(a)	198	98,412
Humana Inc.	1,270	459,245
IDEX Corp.	7,027	1,464,989
IDEXX Laboratories Inc.(a)	1,530	728,464
Illinois Tool Works Inc.	4,764	1,178,042
Illumina Inc.(a)	1,353	165,878
Ingersoll Rand Inc.	22,915	2,300,666
Insulet Corp.(a)	304	59,082
Intel Corp.	61,666	1,895,613
Intercontinental Exchange Inc.	7,082	1,073,348
International Business Machines Corp.	15,672	3,011,218
Interpublic Group of Companies Inc. (The)	5,035	161,976
Intuit Inc.	3,459	2,239,184
Intuitive Surgical Inc.(a)	4,815	2,140,797
Invitation Homes Inc.	5,639	198,888
IQVIA Holdings Inc.(a)	3,576	880,518
Iron Mountain Inc.	5,335	547,158
Jacobs Solutions Inc., NVS	3,760	550,276
Johnson & Johnson	36,002	5,682,916
JPMorgan Chase & Co.	37,994	8,085,123
Kenvue Inc.	48,803	902,367
Keurig Dr Pepper Inc.	15,483	530,757
Keysight Technologies Inc.(a)	2,666	372,094
Kimco Realty Corp.	3,725	80,944
KKR & Co. Inc.	7,244	894,272
KLA Corp.	3,112	2,561,394
Labcorp Holdings Inc.	2,095	451,347
Lam Research Corp.	1,126	1,037,316
Las Vegas Sands Corp.	13,343	529,317
Lattice Semiconductor Corp.(a)(c)	1,913	101,389
Leidos Holdings Inc.	2,888	417,027
33
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Liberty Media Corp.-Liberty Formula One, NVS(a)	4,629	$374,347
Linde PLC	2,239	1,015,386
Loews Corp.	3,917	313,164
Lowe's Companies Inc.	7,067	1,735,019
Lululemon Athletica Inc.(a)	1,891	489,126
M&T Bank Corp.	2,521	434,041
Markel Group Inc.(a)	31	50,804
MarketAxess Holdings Inc.	515	115,118
Marriott International Inc./MD, Class A	2,460	559,158
Marsh & McLennan Companies Inc.	8,920	1,985,324
Marvell Technology Inc.	13,745	920,640
Masco Corp.	7,507	584,420
Mastercard Inc., Class A	10,940	5,072,987
Match Group Inc.(a)	3,375	128,722
McDonald's Corp.	15,041	3,991,881
Medtronic PLC	13,029	1,046,489
MercadoLibre Inc.(a)(c)	721	1,203,277
Merck & Co. Inc.	36,162	4,091,007
Meta Platforms Inc., Class A	28,492	13,528,856
MetLife Inc.	13,118	1,008,118
Mettler-Toledo International Inc.(a)	281	427,409
MGM Resorts International(a)	5,113	219,706
Microchip Technology Inc.	8,034	713,259
Micron Technology Inc.	12,789	1,404,488
Microsoft Corp.	89,840	37,584,564
MicroStrategy Inc., Class A(a)(c)	236	381,008
Moderna Inc.(a)	1,640	195,521
Mondelez International Inc., Class A	14,095	963,393
MongoDB Inc., Class A(a)(c)	439	110,786
Monolithic Power Systems Inc.	757	653,359
Monster Beverage Corp.(a)	19,924	1,025,090
Moody's Corp.	1,346	614,422
Morgan Stanley	15,404	1,589,847
Motorola Solutions Inc.	3,550	1,416,166
NetApp Inc.	6,937	880,860
Netflix Inc.(a)	5,907	3,711,663
Newmont Corp.	16,615	815,298
NextEra Energy Inc.	22,598	1,726,261
Nike Inc., Class B	15,292	1,144,759
Nordson Corp.	853	213,531
Norfolk Southern Corp.	3,050	761,158
Northern Trust Corp.	5,784	512,752
Nvidia Corp.	321,997	37,680,089
NXP Semiconductors NV	4,021	1,058,166
Okta Inc.(a)	1,638	153,874
Old Dominion Freight Line Inc.	2,839	596,701
Omnicom Group Inc.	2,495	244,610
ON Semiconductor Corp.(a)	3,660	286,395
ONEOK Inc.	22,810	1,900,757
Oracle Corp.	23,394	3,262,293
Otis Worldwide Corp.	11,923	1,126,723
Palantir Technologies Inc.(a)	24,581	660,983
Palo Alto Networks Inc.(a)	3,690	1,198,254
Parker-Hannifin Corp.	1,719	964,634
Paychex Inc.	10,749	1,376,087
Paycom Software Inc.	2,195	366,104
Paylocity Holding Corp.(a)	715	107,300
PayPal Holdings Inc.(a)	14,645	963,348
PepsiCo Inc.	13,006	2,245,746
Pfizer Inc.	78,030	2,383,036
PG&E Corp.	45,019	821,597
Philip Morris International Inc.	36,368	4,188,139
Security	Shares	Value
United States (continued)
Pinterest Inc., Class A(a)	6,091	$194,607
PNC Financial Services Group Inc. (The)	5,521	999,853
Pool Corp.	43	16,084
Procter & Gamble Co. (The)	37,473	6,024,159
Progressive Corp. (The)	7,028	1,504,835
Prologis Inc.	12,908	1,627,053
Prudential Financial Inc.	2,649	331,973
PTC Inc.(a)	3,287	584,593
Public Service Enterprise Group Inc.	8,098	645,977
Public Storage	2,989	884,505
Pure Storage Inc., Class A(a)	5,906	353,947
Qualcomm Inc.	14,609	2,643,499
Quanta Services Inc.(c)	644	170,905
Quest Diagnostics Inc.	3,789	539,175
Realty Income Corp.	2,177	125,025
Regency Centers Corp.	573	38,586
Regeneron Pharmaceuticals Inc.(a)	1,404	1,515,183
Reliance Inc.	4,851	1,477,421
Repligen Corp.(a)	238	39,829
ResMed Inc.	1,049	223,699
Revvity Inc.	963	120,962
Rivian Automotive Inc., Class A(a)(c)	34,728	569,886
Robinhood Markets Inc.(a)	7,283	149,811
ROBLOX Corp., Class A(a)	1,548	64,273
Rockwell Automation Inc.	1,449	403,764
Roku Inc.(a)	721	41,969
Rollins Inc.	7,140	342,077
Roper Technologies Inc.	3,589	1,955,108
Ross Stores Inc.	3,469	496,865
Royal Caribbean Cruises Ltd.(a)	3,281	514,198
Royalty Pharma PLC, Class A	35,255	993,133
S&P Global Inc.	2,792	1,353,366
Salesforce Inc.	12,040	3,115,952
SBA Communications Corp., Class A	2,178	478,158
Schlumberger NV	56,987	2,751,902
Sempra Energy	1,576	126,175
ServiceNow Inc.(a)	2,084	1,697,189
Sherwin-Williams Co. (The)	3,435	1,204,998
Simon Property Group Inc.	6,695	1,027,281
Skyworks Solutions Inc.	610	69,308
Snap Inc., Class A, NVS(a)	14,786	196,950
Snap-on Inc.	2,322	666,484
Snowflake Inc., Class A(a)	3,156	411,479
Solventum Corp.(a)	5,677	334,262
SS&C Technologies Holdings Inc.	20,725	1,511,889
Starbucks Corp.	19,991	1,558,298
State Street Corp.	5,217	443,288
STERIS PLC	1,633	389,895
Stryker Corp.	3,918	1,282,949
Super Micro Computer Inc.(a)	717	503,083
Synchrony Financial	12,045	611,766
Synopsys Inc.(a)	1,918	1,070,858
T Rowe Price Group Inc.	2,303	263,026
Take-Two Interactive Software Inc.(a)	1,849	278,330
Targa Resources Corp.	26,431	3,575,586
Target Corp.	3,299	496,203
TE Connectivity Ltd.	7,077	1,092,193
Teleflex Inc.	934	206,339
Teradyne Inc.	4,524	593,368
Tesla Inc.(a)	40,793	9,466,832
Texas Instruments Inc.	13,437	2,738,595
Texas Pacific Land Corp.	3,231	2,729,872
Schedule of Investments
34

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Thermo Fisher Scientific Inc.	4,881	$2,993,713
TJX Companies Inc. (The)	8,384	947,560
T-Mobile U.S. Inc.	7,336	1,337,206
Toast Inc.(a)	2,549	66,682
Trade Desk Inc. (The), Class A(a)	6,244	561,211
Tradeweb Markets Inc., Class A	966	107,883
TransDigm Group Inc.	144	186,368
TransUnion	6,349	573,061
Travelers Companies Inc. (The)	3,841	831,346
Trimble Inc.(a)	10,884	593,613
Truist Financial Corp.	16,369	731,531
Tyler Technologies Inc.(a)	177	100,555
U.S. Bancorp	17,749	796,575
Uber Technologies Inc.(a)	27,073	1,745,396
Ulta Beauty Inc.(a)	1,455	530,915
Union Pacific Corp.	9,771	2,410,799
United Parcel Service Inc., Class B	5,124	668,016
United Rentals Inc.	2,933	2,220,574
United Therapeutics Corp.(a)	817	255,958
UnitedHealth Group Inc.	12,001	6,914,496
Veeva Systems Inc., Class A(a)	3,919	752,174
Veralto Corp.	3,330	354,845
VeriSign Inc.(a)	1,136	212,443
Verisk Analytics Inc., Class A	4,902	1,283,098
Verizon Communications Inc.	65,007	2,634,084
Vertex Pharmaceuticals Inc.(a)	3,399	1,684,952
Vertiv Holdings Co., Class A	7,400	582,380
Viatris Inc.	35,652	429,963
VICI Properties Inc., Class A	22,704	709,727
Visa Inc., Class A(c)	22,541	5,988,467
Vulcan Materials Co.	3,175	871,569
W R Berkley Corp.	4,086	225,261
Walmart Inc.	40,405	2,773,399
Walt Disney Co. (The)	24,272	2,274,044
Warner Bros Discovery Inc.(a)	5,721	49,487
Waters Corp.(a)	477	160,406
Wells Fargo & Co.	46,980	2,787,793
Welltower Inc.	5,436	604,755
West Pharmaceutical Services Inc.	1,065	326,071
Westinghouse Air Brake Technologies Corp.	5,683	915,815
Williams Companies Inc. (The)	39,629	1,701,669
Willis Towers Watson PLC	1,779	502,176
Workday Inc., Class A(a)	1,545	350,900
WW Grainger Inc.	314	306,718
Wynn Resorts Ltd.	3,104	257,073
Xylem Inc./New York	9,539	1,273,456
Yum! Brands Inc.	3,641	483,634
Zillow Group Inc., Class C (a)	5,853	285,041
Zimmer Biomet Holdings Inc.	5,698	634,472
Zoetis Inc.	6,569	1,182,683
Zoom Video Communications Inc., Class A(a)	1,778	107,391
		611,170,120
Total Common Stocks — 99.6% (Cost: $757,881,517)		958,708,136
Security	Shares	Value
Preferred Stocks
Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	160,304	$352,285
Itau Unibanco Holding SA, Preference Shares, NVS	69,771	417,924
		770,209
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	17,042	142,613
Germany — 0.1%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	8,975	675,824
Sartorius AG, Preference Shares, NVS	115	32,616
		708,440
Total Preferred Stocks — 0.2% (Cost: $1,822,240)		1,621,262
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	555	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.8% (Cost: $759,703,757)		960,329,398
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	8,734,624	8,738,118
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(f)(g)	1,170,000	1,170,000
Total Short-Term Securities — 1.0% (Cost: $9,906,270)		9,908,118
Total Investments — 100.8% (Cost: $769,610,027)		970,237,516
Liabilities in Excess of Other Assets — (0.8)%		(7,488,100)
Net Assets — 100.0%		$962,749,416

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
35
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,598,918	$1,142,659 (a)	$—	$(2,799)	$(660)	$8,738,118	8,734,624	$80,845 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,170,000	0 (a)	—	—	—	1,170,000	1,170,000	67,431	—
BlackRock Inc.	1,248,656	137,609	(104,757)	43,086	193,504	1,518,098	1,732	33,448	—
				$40,287	$192,844	$11,426,216		$181,724	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	4	09/20/24	$478	$7,602
MSCI Emerging Markets Index	5	09/20/24	274	(3,755)
S&P 500 E-Mini Index	5	09/20/24	1,390	3,802
				$7,649
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$11,404	$—	$—	$—	$11,404
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$3,755	$—	$—	$—	$3,755

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
36

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$296,366	$—	$—	$—	$296,366
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(115,885)	$—	$—	$—	$(115,885)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,523,126
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$663,279,910	$295,428,078	$148	$958,708,136
Preferred Stocks	912,822	708,440	—	1,621,262
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	9,908,118	—	—	9,908,118
	$674,100,850	$296,136,518	$148	$970,237,516
Derivative Financial Instruments(a)
Assets
Equity Contracts	$11,404	$—	$—	$11,404
Liabilities
Equity Contracts	(3,755)	—	—	(3,755)
	$7,649	$—	$—	$7,649

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
37
2024 iShares Annual Financial Statements

Schedule of Investments
July 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 27.9%
360 Security Technology Inc., Class A	130,400	$135,356
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	65,249	119,531
AAC Technologies Holdings Inc.	244,500	894,990
AECC Aviation Power Co. Ltd., Class A	66,291	364,819
Agricultural Bank of China Ltd., Class A	2,037,500	1,293,905
Agricultural Bank of China Ltd., Class H	9,617,000	4,303,536
Aier Eye Hospital Group Co. Ltd., Class A	225,060	344,867
Air China Ltd., Class A(a)	228,219	230,354
Akeso Inc.(a)(b)(c)	163,000	882,757
Alibaba Group Holding Ltd.	5,558,340	54,695,303
Alibaba Health Information Technology Ltd.(a)	1,964,000	830,735
Aluminum Corp. of China Ltd., Class A	342,399	327,151
Aluminum Corp. of China Ltd., Class H	1,310,000	733,318
Angel Yeast Co. Ltd., Class A	32,698	135,610
Anhui Conch Cement Co. Ltd., Class A	97,880	327,497
Anhui Conch Cement Co. Ltd., Class H	407,500	993,580
Anhui Gujing Distillery Co. Ltd., Class A	35	911
Anhui Gujing Distillery Co. Ltd., Class B	49,410	658,803
Anhui Kouzi Distillery Co. Ltd., Class A	16,300	86,171
Anhui Yingjia Distillery Co. Ltd., Class A	16,700	120,728
ANTA Sports Products Ltd.	456,400	4,085,162
Autohome Inc., ADR	23,146	577,261
Avary Holding Shenzhen Co. Ltd., Class A	49,500	256,056
AVIC Industry-Finance Holdings Co. Ltd., Class A	244,500	81,579
AviChina Industry & Technology Co. Ltd., Class H	818,000	400,143
Baidu Inc.(a)	806,870	8,946,252
Bank of Beijing Co. Ltd., Class A	619,400	456,947
Bank of Chengdu Co. Ltd., Class A	81,500	164,625
Bank of China Ltd., Class A	847,600	546,776
Bank of China Ltd., Class H	28,362,000	12,629,261
Bank of Communications Co. Ltd., Class A	798,786	813,668
Bank of Communications Co. Ltd., Class H	3,097,100	2,250,318
Bank of Hangzhou Co. Ltd., Class A	163,060	303,968
Bank of Jiangsu Co. Ltd., Class A	342,300	364,419
Bank of Nanjing Co. Ltd., Class A	280,100	391,209
Bank of Ningbo Co. Ltd., Class A	163,025	485,442
Bank of Shanghai Co. Ltd., Class A	440,141	444,092
Baoshan Iron & Steel Co. Ltd., Class A	554,295	521,619
BeiGene Ltd.(a)	244,530	3,111,092
Beijing Enlight Media Co. Ltd., Class A	81,500	87,146
Beijing Enterprises Holdings Ltd.	163,000	540,843
Beijing Enterprises Water Group Ltd.	1,630,000	502,938
Beijing Kingsoft Office Software Inc., Class A	14,800	432,029
Beijing New Building Materials PLC, Class A	49,526	178,174
Beijing Tongrentang Co. Ltd., Class A	32,600	168,383
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	25,033	238,711
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,043,200	826,322
Bethel Automotive Safety Systems Co. Ltd.	23,020	133,467
Bilibili Inc.(a)(c)	80,008	1,217,411
BOC Aviation Ltd.(b)	81,700	716,836
BOE Technology Group Co. Ltd., Class A	945,400	516,392
Bosideng International Holdings Ltd.	1,440,000	720,659
BYD Co. Ltd., Class A	32,650	1,116,706
BYD Co. Ltd., Class H	383,000	11,338,624
BYD Electronic International Co. Ltd.	244,500	951,563
By-health Co. Ltd., Class A	48,900	91,768
C&D International Investment Group Ltd.	297,000	497,808
Security	Shares	Value
China (continued)
Caitong Securities Co. Ltd., Class A	174,208	$166,187
Cambricon Technologies Corp. Ltd.(a)	6,325	231,389
CGN Power Co. Ltd.	330,000	213,778
CGN Power Co. Ltd., Class H(b)	3,749,000	1,530,975
Changchun High-Tech Industry Group Co. Ltd., Class A	16,300	214,057
Changjiang Securities Co. Ltd., Class A	261,600	187,685
Chaozhou Three-Circle Group Co. Ltd., Class A	65,297	296,371
China CITIC Bank Corp. Ltd., Class H	3,423,200	2,048,547
China Coal Energy Co. Ltd., Class H	815,000	825,686
China Communications Services Corp. Ltd., Class H	978,000	502,450
China Construction Bank Corp., Class A	277,100	285,492
China Construction Bank Corp., Class H	34,230,390	23,902,594
China CSSC Holdings Ltd., Class A	114,100	647,893
China Eastern Airlines Corp. Ltd., Class A(a)	277,195	153,103
China Energy Engineering Corp. Ltd.	749,800	229,389
China Everbright Bank Co. Ltd., Class A	1,026,900	449,120
China Everbright Bank Co. Ltd., Class H	1,141,000	344,502
China Feihe Ltd.(b)	1,467,000	664,391
China Galaxy Securities Co. Ltd., Class A	97,851	147,422
China Galaxy Securities Co. Ltd., Class H	1,141,000	583,984
China Gas Holdings Ltd.	1,043,200	948,707
China Greatwall Technology Group Co. Ltd., Class A(a)	81,500	98,192
China Hongqiao Group Ltd.	978,000	1,218,202
China International Capital Corp. Ltd., Class A	48,900	205,069
China International Capital Corp. Ltd., Class H(b)	586,800	654,043
China Jushi Co. Ltd., Class A	97,871	143,971
China Life Insurance Co. Ltd., Class A	65,290	290,990
China Life Insurance Co. Ltd., Class H	2,608,000	3,618,224
China Literature Ltd.(a)(b)	131,000	424,493
China Longyuan Power Group Corp. Ltd., Class H	1,193,000	1,069,712
China Mengniu Dairy Co. Ltd.	1,141,000	1,909,227
China Merchants Bank Co. Ltd., Class A	440,104	1,992,921
China Merchants Bank Co. Ltd., Class H	1,385,946	5,744,505
China Merchants Energy Shipping Co. Ltd., Class A	228,200	246,385
China Merchants Expressway Network & Technology Holdings Co. Ltd.	99,000	168,830
China Merchants Port Holdings Co. Ltd.	652,180	958,988
China Merchants Securities Co. Ltd., Class A	195,665	403,108
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	114,160	138,985
China Minsheng Banking Corp. Ltd., Class A	1,010,698	496,957
China Minsheng Banking Corp. Ltd., Class H	2,037,520	722,118
China National Building Material Co. Ltd., Class H	1,630,000	540,233
China National Chemical Engineering Co. Ltd., Class A	179,356	186,104
China National Nuclear Power Co. Ltd., Class A	456,400	697,207
China National Software & Service Co. Ltd., Class A(a)	22,750	97,437
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	97,800	237,043
China Oilfield Services Ltd., Class H	792,000	697,668
China Overseas Land & Investment Ltd.	1,385,760	2,240,268
China Pacific Insurance Group Co. Ltd., Class A	179,398	734,133
China Pacific Insurance Group Co. Ltd., Class H	880,200	2,339,585
China Petroleum & Chemical Corp., Class A	815,092	731,883
China Petroleum & Chemical Corp., Class H	8,476,000	5,432,130
China Power International Development Ltd.	1,794,000	844,448
China Railway Group Ltd., Class A	440,100	379,072
China Railway Group Ltd., Class H	1,467,000	715,399
Schedule of Investments
38

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Resources Beer Holdings Co. Ltd.	570,500	$1,774,782
China Resources Gas Group Ltd.	358,600	1,217,009
China Resources Land Ltd.	1,141,055	3,410,717
China Resources Microelectronics Ltd.	28,396	156,355
China Resources Mixc Lifestyle Services Ltd.(b)	228,800	641,374
China Resources Pharmaceutical Group Ltd.(b)	652,000	445,823
China Resources Power Holdings Co. Ltd.	652,000	1,793,544
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	42,954	245,441
China Ruyi Holdings Ltd.(a)(c)	1,956,000	522,871
China Shenhua Energy Co. Ltd., Class A	130,418	717,669
China Shenhua Energy Co. Ltd., Class H	1,222,500	5,083,290
China Southern Airlines Co. Ltd., Class A(a)	309,700	253,940
China State Construction Engineering Corp. Ltd., Class A	994,300	768,387
China State Construction International Holdings Ltd.	652,000	911,299
China Taiping Insurance Holdings Co. Ltd.	554,390	590,226
China Three Gorges Renewables Group Co. Ltd., Class A	700,900	471,599
China Tourism Group Duty Free Corp. Ltd.(b)(c)	32,600	230,336
China Tourism Group Duty Free Corp. Ltd., Class A	49,998	475,246
China Tower Corp. Ltd., Class H(b)	16,300,000	1,999,986
China United Network Communications Ltd., Class A	646,100	420,586
China Vanke Co. Ltd., Class A	212,107	208,269
China Vanke Co. Ltd., Class H(a)(c)	749,884	411,200
China Yangtze Power Co. Ltd., Class A	489,048	2,021,369
China Zhenhua Group Science & Technology Co. Ltd., Class A	16,300	91,634
China Zheshang Bank Co. Ltd., Class A	472,700	184,592
Chongqing Brewery Co. Ltd., Class A	17,996	154,432
Chongqing Changan Automobile Co. Ltd., Class A	212,078	428,678
Chongqing Zhifei Biological Products Co. Ltd., Class A	48,900	191,894
Chow Tai Fook Jewellery Group Ltd.	717,600	651,710
CITIC Ltd.	2,119,000	1,953,649
CITIC Securities Co. Ltd., Class A	260,802	714,656
CITIC Securities Co. Ltd., Class H	570,525	858,015
CMOC Group Ltd., Class A	440,100	456,747
CMOC Group Ltd., Class H	978,000	780,013
Contemporary Amperex Technology Co. Ltd., Class A	97,898	2,523,264
COSCO Shipping Energy Transportation Co. Ltd., Class A	81,500	173,733
COSCO Shipping Energy Transportation Co. Ltd., Class H	326,000	391,391
COSCO Shipping Holdings Co. Ltd., Class A	309,912	564,766
COSCO Shipping Holdings Co. Ltd., Class H	978,399	1,397,263
Country Garden Holdings Co. Ltd.(a)(c)(d)	2,226,000	68,380
CRRC Corp. Ltd., Class A	708,400	748,674
CRRC Corp. Ltd., Class H	1,225,000	759,062
CSC Financial Co. Ltd., Class A	114,199	314,394
CSPC Innovation Pharmaceutical Co. Ltd.	32,080	108,814
CSPC Pharmaceutical Group Ltd.	2,935,440	2,183,514
Daqin Railway Co. Ltd., Class A	374,900	361,703
DaShenLin Pharmaceutical Group Co. Ltd., Class A	27,080	49,305
Dong-E-E-Jiao Co. Ltd., Class A	16,300	110,309
Dongfang Electric Corp. Ltd., Class A	81,588	184,655
Dongxing Securities Co. Ltd., Class A	131,298	159,822
East Money Information Co. Ltd., Class A	391,214	603,284
Ecovacs Robotics Co. Ltd., Class A	16,300	92,943
ENN Energy Holdings Ltd.	293,400	2,052,996
Security	Shares	Value
China (continued)
Eoptolink Technology Inc. Ltd.	16,500	$231,011
Eve Energy Co. Ltd., Class A	48,916	260,249
Everbright Securities Co. Ltd., Class A	98,893	207,822
Far East Horizon Ltd.	489,000	333,600
First Capital Securities Co. Ltd., Class A	146,700	107,528
Flat Glass Group Co. Ltd., Class A	48,900	127,909
Flat Glass Group Co. Ltd., Class H	163,000	236,548
Focus Media Information Technology Co. Ltd., Class A	376,040	301,682
Foshan Haitian Flavouring & Food Co. Ltd., Class A	113,692	553,179
Fosun International Ltd.	815,000	424,575
Founder Securities Co. Ltd., Class A	179,300	192,680
Foxconn Industrial Internet Co. Ltd., Class A	293,400	986,043
Fuyao Glass Industry Group Co. Ltd., Class A	65,299	406,836
Fuyao Glass Industry Group Co. Ltd., Class H(b)	195,600	1,021,456
Ganfeng Lithium Group Co. Ltd., Class A	48,957	190,850
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	140,720	295,495
GCL Technology Holdings Ltd.	7,654,000	1,076,903
GD Power Development Co. Ltd., Class A	456,400	351,257
Geely Automobile Holdings Ltd.	2,119,000	2,153,025
Genscript Biotech Corp.(a)(c)	326,000	519,386
GF Securities Co. Ltd., Class A	130,400	226,815
GF Securities Co. Ltd., Class H	391,200	336,305
Giant Biogene Holding Co. Ltd.(b)	97,800	506,968
GigaDevice Semiconductor Inc., Class A(a)	16,435	196,077
Ginlong Technologies Co. Ltd., Class A	16,300	144,102
GoerTek Inc., Class A	81,797	244,283
Goldwind Science & Technology Co Ltd., Class A	97,813	108,481
Gongniu Group Co. Ltd.	24,285	235,647
Gotion High-tech Co. Ltd., Class A	48,900	132,471
Great Wall Motor Co. Ltd.	49,100	160,497
Great Wall Motor Co. Ltd., Class H	896,500	1,224,061
Gree Electric Appliances Inc. of Zhuhai, Class A	65,200	361,233
GRG Banking Equipment Co. Ltd., Class A	32,660	45,613
Guangdong Haid Group Co. Ltd., Class A	32,999	200,663
Guangdong Investment Ltd.	978,000	512,871
Guanghui Energy Co. Ltd., Class A	213,000	179,681
Guangzhou Automobile Group Co. Ltd., Class A	114,100	130,105
Guangzhou Automobile Group Co. Ltd., Class H	978,397	360,858
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	48,900	198,134
Guangzhou Haige Communications Group Inc. Co., Class A	114,111	157,715
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	17,998	72,453
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	17,358	71,437
Guangzhou Tinci Materials Technology Co. Ltd., Class A	48,900	106,529
Guosen Securities Co. Ltd., Class A	211,900	259,498
Guotai Junan Securities Co. Ltd., Class A	97,800	194,625
Guoyuan Securities Co. Ltd., Class A	163,030	150,197
H World Group Ltd., ADR	75,843	2,275,290
Haidilao International Holding Ltd.(b)	652,000	1,057,504
Haier Smart Home Co. Ltd., Class A	179,300	677,456
Haier Smart Home Co. Ltd., Class A	815,000	2,664,573
Hainan Airlines Holding Co. Ltd., Class A(a)	733,000	111,567
Haitian International Holdings Ltd.	163,000	472,909
Haitong Securities Co. Ltd., Class A	358,600	450,594
Haitong Securities Co. Ltd., Class H	721,600	333,639
Hangzhou First Applied Material Co. Ltd., Class A	68,652	147,759
Hangzhou Robam Appliances Co. Ltd., Class A	32,783	98,443
39
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	16,500	$49,267
Hangzhou Tigermed Consulting Co. Ltd., Class A	17,390	129,005
Hansoh Pharmaceutical Group Co. Ltd.(b)	326,000	713,084
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd.	49,500	112,829
Henan Shuanghui Investment & Development Co. Ltd., Class A	81,598	260,574
Hengan International Group Co. Ltd.	244,500	763,783
Hengli Petrochemical Co. Ltd., Class A	195,699	378,661
Hengyi Petrochemical Co. Ltd., Class A	146,700	131,358
Hesteel Co. Ltd., Class A	309,700	83,245
Hisense Home Appliances Group Co. Ltd., Class H	163,136	527,404
Hithink RoyalFlush Information Network Co. Ltd., Class A	16,388	242,525
Hoshine Silicon Industry Co. Ltd., Class A(a)	16,300	107,948
Hua Hong Semiconductor Ltd.(b)	163,000	432,209
Huadian Power International Corp. Ltd., Class A	270,400	226,392
Huadong Medicine Co. Ltd., Class A	48,987	197,871
Huaibei Mining Holdings Co. Ltd.	66,000	136,215
Hualan Biological Engineering Inc., Class A	49,180	112,267
Huaneng Power International Inc., Class A	326,000	358,748
Huaneng Power International Inc., Class H	1,308,000	777,295
Huatai Securities Co. Ltd., Class A	211,900	390,012
Huatai Securities Co. Ltd., Class H(b)	358,600	396,749
Huaxia Bank Co. Ltd., Class A	456,499	396,772
Huayu Automotive Systems Co. Ltd., Class A	81,700	176,319
Huizhou Desay Sv Automotive Co. Ltd., Class A	16,300	215,542
Hundsun Technologies Inc., Class A	47,135	119,567
Hygeia Healthcare Holdings Co. Ltd.(b)	130,400	351,334
Hygon Information Technology Co. Ltd., NVS	43,220	476,279
IEIT Systems Co. Ltd., Class A	44,848	233,454
Iflytek Co. Ltd., Class A	48,900	269,773
Imeik Technology Development Co. Ltd., Class A	5,740	139,733
Industrial & Commercial Bank of China Ltd., Class A	1,206,200	976,842
Industrial & Commercial Bank of China Ltd., Class H	23,309,350	12,912,957
Industrial Bank Co. Ltd., Class A	423,825	982,750
Industrial Securities Co. Ltd., Class A	302,986	228,991
Ingenic Semiconductor Co. Ltd., Class A	16,700	129,395
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	1,188,096	240,326
Inner Mongolia Dian Tou Energy Corp. Ltd.	49,500	129,624
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	505,300	262,412
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	163,091	566,767
Inner Mongolia Yitai Coal Co. Ltd., Class B	390,725	708,384
Innovent Biologics Inc.(a)(b)	407,500	2,017,256
iQIYI Inc., ADR(a)(c)	159,740	531,934
JA Solar Technology Co. Ltd., Class A	81,532	121,925
Jason Furniture Hangzhou Co. Ltd., Class A	23,980	84,247
JCET Group Co. Ltd., Class A	33,400	154,849
JD Health International Inc.(a)(b)	407,600	1,131,313
JD Logistics Inc.(a)(b)	700,900	720,884
JD.com Inc.	831,332	10,961,609
Jiangsu Eastern Shenghong Co. Ltd., Class A	163,000	179,106
Jiangsu Expressway Co. Ltd., Class H	652,000	620,050
Jiangsu Hengli Hydraulic Co. Ltd., Class A	32,665	207,089
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	146,710	856,926
Jiangsu King's Luck Brewery JSC Ltd., Class A	32,600	199,393
Security	Shares	Value
China (continued)
Jiangsu Yanghe Distillery Co. Ltd., Class A	32,600	$369,188
Jiangsu Yoke Technology Co. Ltd., Class A	16,700	137,525
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	32,600	167,887
Jiangsu Zhongtian Technology Co. Ltd., Class A	81,700	169,383
Jiangxi Copper Co. Ltd., Class A	65,200	194,072
Jiangxi Copper Co. Ltd., Class H	489,000	859,632
Jinko Solar Co. Ltd.	143,968	145,914
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	81,500	119,100
Jointown Pharmaceutical Group Co. Ltd., Class A	178,245	113,877
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	32,686	88,951
Kanzhun Ltd., ADR	96,170	1,305,989
KE Holdings Inc., ADR	232,601	3,221,524
Kingdee International Software Group Co. Ltd.(a)	978,000	783,741
Kingsoft Corp. Ltd.	359,000	1,016,918
Kuaishou Technology(a)(b)	831,300	4,655,857
Kunlun Energy Co. Ltd.	1,304,000	1,264,087
Kunlun Tech Co. Ltd., Class A	35,400	148,218
Kweichow Moutai Co. Ltd., Class A	28,472	5,599,664
LB Group Co. Ltd., Class A	65,200	155,696
Legend Biotech Corp., ADR(a)	26,732	1,507,417
Lenovo Group Ltd.	2,934,000	3,800,146
Lens Technology Co. Ltd., Class A	130,486	323,199
Lepu Medical Technology Beijing Co. Ltd., Class A	48,900	88,807
Li Auto Inc.(a)	440,136	4,305,503
Li Ning Co. Ltd.	815,000	1,518,030
Lingyi iTech Guangdong Co., Class A	244,500	244,440
Livzon Pharmaceutical Group Inc., Class A	32,601	165,881
Longfor Group Holdings Ltd.(b)	733,500	952,896
LONGi Green Energy Technology Co. Ltd., Class A	179,328	360,503
Luxshare Precision Industry Co. Ltd., Class A	163,230	867,278
Luzhou Laojiao Co. Ltd., Class A	32,600	589,972
Mango Excellent Media Co. Ltd., Class A	49,650	141,572
Maxscend Microelectronics Co. Ltd., Class A	16,364	175,264
Meituan, Class B(a)(b)	1,809,350	25,053,450
Metallurgical Corp. of China Ltd., Class A	570,508	249,794
Midea Group Co. Ltd., Class A	91,000	802,878
MINISO Group Holding Ltd.	144,960	605,988
MMG Ltd.(a)	1,307,200	405,732
Montage Technology Co. Ltd., Class A	32,600	269,232
Muyuan Foods Co. Ltd., Class A(a)	130,636	790,794
NARI Technology Co. Ltd., Class A	195,667	650,351
NAURA Technology Group Co. Ltd., Class A	16,300	774,110
NetEase Inc.	684,670	12,627,765
New China Life Insurance Co. Ltd., Class A	49,299	218,165
New China Life Insurance Co. Ltd., Class H	293,400	572,243
New Hope Liuhe Co. Ltd., Class A(a)	114,172	149,749
New Oriental Education & Technology Group Inc.(a)	537,980	3,482,152
Ninestar Corp., Class A(a)	49,400	185,077
Ningbo Deye Technology Co. Ltd., NVS	25,180	338,415
Ningbo Joyson Electronic Corp., Class A	34,200	72,831
Ningbo Orient Wires & Cables Co. Ltd.	16,300	115,310
Ningbo Tuopu Group Co. Ltd., Class A	50,980	259,097
Ningxia Baofeng Energy Group Co. Ltd., Class A	211,900	440,614
NIO Inc., ADR(a)(c)	492,586	2,187,082
Nongfu Spring Co. Ltd., Class H(b)	717,200	2,786,076
Offshore Oil Engineering Co. Ltd., Class A	114,900	87,476
Oppein Home Group Inc., Class A	16,300	102,621
Orient Overseas International Ltd.	70,000	985,809
Orient Securities Co. Ltd., Class A	222,913	262,369
Schedule of Investments
40

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	293,400	$98,357
PDD Holdings Inc., ADR(a)(c)	213,204	27,479,864
People.cn Co. Ltd.	33,400	91,457
People's Insurance Co. Group of China Ltd. (The), Class A	198,000	157,051
People's Insurance Co. Group of China Ltd. (The), Class H	3,749,000	1,261,397
PetroChina Co. Ltd., Class A	472,700	586,051
PetroChina Co. Ltd., Class H	7,498,000	6,511,068
Pharmaron Beijing Co. Ltd., Class A	41,650	127,589
PICC Property & Casualty Co. Ltd., Class H	2,609,814	3,422,299
Ping An Bank Co. Ltd., Class A	472,938	672,959
Ping An Insurance Group Co. of China Ltd., Class A	244,599	1,441,732
Ping An Insurance Group Co. of China Ltd., Class H	2,363,500	10,263,779
Poly Developments and Holdings Group Co. Ltd., Class A	244,795	298,767
Pop Mart International Group Ltd.(b)	163,600	867,986
Postal Savings Bank of China Co. Ltd., Class A	652,000	435,860
Postal Savings Bank of China Co. Ltd., Class H(b)	2,934,000	1,568,914
Power Construction Corp. of China Ltd., Class A	374,900	285,498
Qifu Technology Inc.	40,098	814,390
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	130,400	280,723
Rockchip Electronics Co. Ltd.	16,700	143,141
Rongsheng Petrochemical Co. Ltd., Class A	260,868	327,683
SAIC Motor Corp. Ltd., Class A	211,998	430,763
Sanan Optoelectronics Co. Ltd., Class A	106,200	175,194
Sangfor Technologies Inc., Class A	16,300	111,534
Sany Heavy Industry Co. Ltd., Class A	211,999	473,870
Satellite Chemical Co. Ltd., Class A	81,591	197,269
SDIC Power Holdings Co. Ltd., Class A	141,600	333,013
Seres Group Co. Ltd., NVS(a)	33,400	368,936
SF Holding Co. Ltd., Class A	114,195	554,247
Shaanxi Coal Industry Co. Ltd., Class A	195,699	633,225
Shan Xi Hua Yang Group New Energy Co. Ltd.	124,850	123,912
Shandong Gold Mining Co. Ltd., Class A	81,580	333,902
Shandong Gold Mining Co. Ltd., Class H(b)	285,250	591,031
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	65,220	224,041
Shandong Linglong Tyre Co. Ltd., Class A	32,800	76,846
Shandong Nanshan Aluminum Co. Ltd., Class A	619,400	310,785
Shandong Sun Paper Industry JSC Ltd., Class A	81,500	154,360
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	914,000	463,791
Shanghai Aiko Solar Energy Co. Ltd.	48,920	63,915
Shanghai Baosight Software Co. Ltd., Class A	65,347	290,814
Shanghai Baosight Software Co. Ltd., Class B	195,605	320,082
Shanghai Construction Group Co. Ltd., Class A	309,700	100,301
Shanghai Electric Group Co. Ltd., Class A(a)	407,500	218,372
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	65,200	212,699
Shanghai International Airport Co. Ltd., Class A	32,600	156,007
Shanghai International Port Group Co. Ltd., Class A	293,400	245,182
Shanghai M&G Stationery Inc., Class A	16,600	68,855
Shanghai Moons' Electric Co. Ltd.	16,700	92,693
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	81,500	218,822
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	244,500	366,631
Shanghai Pudong Development Bank Co. Ltd., Class A	717,295	834,502
Security	Shares	Value
China (continued)
Shanghai Putailai New Energy Technology Co. Ltd., Class A	50,360	$90,651
Shanghai Rural Commercial Bank Co. Ltd.	214,500	197,695
Shanghai United Imaging Healthcare Co. Ltd., NVS	20,020	322,123
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	97,800	73,933
Shanxi Coking Coal Energy Group Co. Ltd., Class A	146,700	168,223
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	65,200	140,471
Shanxi Meijin Energy Co. Ltd., Class A(a)	114,100	69,601
Shanxi Taigang Stainless Steel Co. Ltd., Class A(a)	180,400	89,657
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	16,380	417,930
Shengyi Technology Co. Ltd., Class A	81,500	220,600
Shennan Circuits Co. Ltd., Class A	16,320	250,637
Shenwan Hongyuan Group Co. Ltd., Class A	668,397	423,957
Shenzhen Energy Group Co. Ltd., Class A	86	80
Shenzhen Inovance Technology Co. Ltd., Class A	32,900	212,281
Shenzhen Kangtai Biological Products Co. Ltd., Class A	48,200	106,444
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	16,375	583,319
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	17,700	152,206
Shenzhen Transsion Holdings Co. Ltd., Class A	27,505	308,187
Shenzhou International Group Holdings Ltd.	293,400	2,483,772
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	16,500	36,148
Sichuan Chuantou Energy Co. Ltd., Class A	130,400	338,080
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	32,600	135,488
Sichuan Road & Bridge Group Co. Ltd., Class A	130,400	113,716
Sieyuan Electric Co. Ltd.	16,500	151,666
Sino Biopharmaceutical Ltd.	3,749,250	1,344,478
Sinomine Resource Group Co. Ltd., Class A	25,460	94,973
Sinopharm Group Co. Ltd., Class H	521,600	1,223,435
Sinotruk Hong Kong Ltd.	250,500	658,886
Smoore International Holdings Ltd.(b)	652,000	761,260
Songcheng Performance Development Co. Ltd., Class A	92,620	104,797
SooChow Securities Co. Ltd., Class A	155,657	136,990
Southwest Securities Co. Ltd., Class A	326,000	177,329
Spring Airlines Co. Ltd., Class A(a)	16,700	125,259
Sungrow Power Supply Co. Ltd., Class A	46,280	441,912
Sunny Optical Technology Group Co. Ltd.	260,800	1,462,593
Sunresin New Materials Co. Ltd., NVS	16,700	91,616
Sunwoda Electronic Co. Ltd., Class A	50,599	120,395
SUPCON Technology Co. Ltd.	30,659	160,437
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	65,200	225,626
Suzhou Maxwell Technologies Co. Ltd., Class A	1,740	25,068
Suzhou TFC Optical Communication Co. Ltd.	23,780	333,283
TAL Education Group, ADR(a)	160,718	1,610,394
TBEA Co. Ltd., Class A	148,906	279,273
TCL Technology Group Corp., Class A	451,650	245,224
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	105,298	127,477
Tencent Holdings Ltd.	2,363,500	109,067,145
Tencent Music Entertainment Group, ADR	265,496	3,764,733
Thunder Software Technology Co. Ltd., Class A	16,300	102,588
Tianqi Lithium Corp., Class A	33,000	134,121
Tianshui Huatian Technology Co. Ltd., Class A	130,600	156,595
Tingyi Cayman Islands Holding Corp.	654,000	797,419
41
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Tongcheng Travel Holdings Ltd.	456,400	$794,616
Tongkun Group Co. Ltd., Class A	66,896	130,182
Tongling Nonferrous Metals Group Co. Ltd., Class A	390,500	170,710
Tongwei Co. Ltd., Class A	97,800	245,575
Topsports International Holdings Ltd.(b)	652,000	290,414
TravelSky Technology Ltd., Class H	328,000	369,765
Trina Solar Co. Ltd.	32,796	79,227
Trip.com Group Ltd.(a)	195,630	8,351,774
Tsingtao Brewery Co. Ltd., Class A	16,300	155,003
Tsingtao Brewery Co. Ltd., Class H	234,000	1,494,931
Unigroup Guoxin Microelectronics Co. Ltd., Class A	16,399	122,509
Unisplendour Corp. Ltd., Class A	81,520	262,930
Vipshop Holdings Ltd., ADR	135,779	1,852,026
Walvax Biotechnology Co. Ltd., Class A	48,900	78,397
Wanhua Chemical Group Co. Ltd., Class A	65,299	701,153
Want Want China Holdings Ltd.	1,795,000	1,077,526
Weichai Power Co. Ltd., Class A	163,000	311,937
Weichai Power Co. Ltd., Class H	652,600	1,044,451
Wens Foodstuffs Group Co. Ltd., Class A	163,098	450,172
Western Securities Co. Ltd., Class A	195,699	177,105
Will Semiconductor Co. Ltd. Shanghai, Class A	32,610	465,391
Wingtech Technology Co. Ltd., Class A(a)	32,600	135,204
Wuchan Zhongda Group Co. Ltd., Class A	163,099	98,408
Wuhan Guide Infrared Co. Ltd., Class A	194,460	170,651
Wuliangye Yibin Co. Ltd., Class A	81,599	1,434,177
WUS Printed Circuit Kunshan Co. Ltd., Class A	65,250	303,845
WuXi AppTec Co. Ltd., Class A	48,964	288,012
WuXi AppTec Co. Ltd., Class H(b)	130,474	533,731
Wuxi Biologics Cayman Inc.(a)(b)	1,385,500	2,026,509
XCMG Construction Machinery Co. Ltd., Class A	381,398	346,230
Xiamen C & D Inc., Class A	81,500	89,497
Xiaomi Corp., Class B(a)(b)	5,509,400	11,833,253
Xinjiang Daqo New Energy Co. Ltd.	38,148	107,194
Xinyi Solar Holdings Ltd.	1,956,000	928,080
XPeng Inc.(a)	423,802	1,713,022
Yadea Group Holdings Ltd.(b)	326,000	439,347
Yankuang Energy Group Co. Ltd., Class A	127,620	264,981
Yankuang Energy Group Co. Ltd., Class H	1,146,700	1,496,799
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	32,701	142,369
Yealink Network Technology Corp. Ltd., Class A	16,627	77,611
Yifeng Pharmacy Chain Co. Ltd., Class A	30,184	87,511
Yihai Kerry Arawana Holdings Co. Ltd., Class A	32,600	123,589
Yintai Gold Co. Ltd., Class A	49,121	121,527
Yonyou Network Technology Co. Ltd., Class A(a)	81,790	108,528
YTO Express Group Co. Ltd., Class A	81,500	161,836
Yum China Holdings Inc.	140,832	4,258,760
Yunda Holding Co. Ltd., Class A	81,520	83,355
Yunnan Aluminium Co. Ltd., Class A	66,800	111,817
Yunnan Baiyao Group Co. Ltd., Class A	49,615	346,997
Yunnan Energy New Material Co. Ltd., Class A	24,200	103,321
Yutong Bus Co. Ltd., Class A	49,500	153,548
Zangge Mining Co. Ltd.	48,900	155,870
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	16,302	479,953
Zhaojin Mining Industry Co. Ltd., Class H(c)	570,500	1,022,804
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	211,972	96,292
Zhejiang China Commodities City Group Co. Ltd., Class A	116,900	125,011
Zhejiang Chint Electrics Co. Ltd., Class A	65,200	173,993
Zhejiang Dahua Technology Co. Ltd., Class A	97,800	203,425
Security	Shares	Value
China (continued)
Zhejiang Dingli Machinery Co. Ltd., Class A	16,347	$118,854
Zhejiang Expressway Co. Ltd., Class H	653,400	428,772
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	48,925	116,098
Zhejiang Huayou Cobalt Co. Ltd., Class A	48,900	159,083
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	32,600	134,954
Zhejiang Juhua Co. Ltd., Class A	66,000	180,839
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	179,337	572,773
Zhejiang NHU Co. Ltd., Class A	98,012	283,505
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	33,400	85,361
Zhejiang Supor Co. Ltd., Class A	17,999	125,146
Zhejiang Weixing New Building Materials Co. Ltd., Class A	50,596	98,181
Zhejiang Zheneng Electric Power Co. Ltd., Class A	247,500	227,140
Zheshang Securities Co. Ltd., Class A	114,100	183,602
Zhongji Innolight Co. Ltd., Class A	23,358	425,446
Zhongjin Gold Corp. Ltd., Class A	99,000	221,443
Zhongsheng Group Holdings Ltd.	328,000	511,764
Zhuzhou CRRC Times Electric Co. Ltd.	228,200	842,178
Zijin Mining Group Co. Ltd., Class A	456,400	1,053,083
Zijin Mining Group Co. Ltd., Class H	1,956,000	3,967,482
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	261,337	243,592
ZTE Corp., Class A	97,800	372,556
ZTE Corp., Class H	260,800	584,212
ZTO Express Cayman Inc., ADR	152,242	2,884,986
		657,808,325
Hong Kong — 4.4%
AIA Group Ltd.	4,009,800	26,820,973
BOC Hong Kong Holdings Ltd.	1,304,000	3,793,755
CK Asset Holdings Ltd.	733,632	2,803,259
CK Hutchison Holdings Ltd.	896,632	4,684,102
CK Infrastructure Holdings Ltd.	244,500	1,630,753
CLP Holdings Ltd.	570,500	4,896,383
Futu Holdings Ltd., ADR(a)	19,071	1,206,813
Galaxy Entertainment Group Ltd.	815,000	3,426,197
Hang Seng Bank Ltd.	277,100	3,393,318
Henderson Land Development Co. Ltd.	489,166	1,373,980
HKT Trust & HKT Ltd., Class SS	1,467,640	1,777,550
Hong Kong & China Gas Co. Ltd.	3,912,763	3,188,403
Hong Kong Exchanges & Clearing Ltd.	423,853	12,502,400
Hongkong Land Holdings Ltd.	407,500	1,316,067
Jardine Matheson Holdings Ltd.	48,900	1,722,695
Link REIT	929,100	3,919,892
MTR Corp. Ltd.	571,500	1,848,857
Power Assets Holdings Ltd.	490,500	3,126,187
Sands China Ltd.(a)	847,600	1,588,940
Sino Land Co. Ltd.	1,305,200	1,350,044
SITC International Holdings Co. Ltd.	489,000	1,091,339
Sun Hung Kai Properties Ltd.	489,000	4,234,018
Swire Pacific Ltd., Class A	163,000	1,406,165
Swire Properties Ltd.	423,800	669,320
Techtronic Industries Co. Ltd.	489,000	6,262,472
WH Group Ltd.(b)	3,097,000	2,013,185
Wharf Holdings Ltd. (The)	326,000	893,842
Wharf Real Estate Investment Co. Ltd.	652,000	1,602,889
		104,543,798
India — 22.9%
ABB India Ltd.	19,071	1,802,318
Adani Enterprises Ltd.	60,799	2,307,367
Schedule of Investments
42

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Adani Green Energy Ltd.(a)	114,263	$2,527,881
Adani Ports & Special Economic Zone Ltd.	187,450	3,525,087
Adani Power Ltd.(a)	275,969	2,428,204
Ambuja Cements Ltd.	216,464	1,760,795
APL Apollo Tubes Ltd.	60,799	1,080,900
Apollo Hospitals Enterprise Ltd.	35,208	2,787,605
Ashok Leyland Ltd.	499,432	1,537,061
Asian Paints Ltd.	136,594	5,041,387
Astral Ltd.	44,818	1,173,290
AU Small Finance Bank Ltd.(b)	124,858	965,121
Aurobindo Pharma Ltd.	96,007	1,647,499
Avenue Supermarts Ltd.(a)(b)	58,517	3,452,621
Axis Bank Ltd.	826,573	11,546,647
Bajaj Auto Ltd.	23,961	2,768,340
Bajaj Finance Ltd.	98,941	8,062,388
Bajaj Finserv Ltd.	139,781	2,763,588
Bajaj Holdings & Investment Ltd.	9,617	1,106,590
Balkrishna Industries Ltd.	28,525	1,134,267
Bandhan Bank Ltd.(b)	266,296	695,375
Bank of Baroda	390,874	1,186,543
Bharat Electronics Ltd.	1,308,401	4,950,843
Bharat Forge Ltd.	95,029	1,972,197
Bharat Heavy Electricals Ltd.	377,508	1,428,148
Bharat Petroleum Corp. Ltd.	533,214	2,236,553
Bharti Airtel Ltd.	807,665	14,428,060
Bosch Ltd.	2,475	1,035,120
Britannia Industries Ltd.(a)	38,631	2,671,226
Canara Bank	571,075	784,692
CG Power and Industrial Solutions Ltd.	219,724	1,936,419
Cholamandalam Investment and Finance Co. Ltd.	148,865	2,522,302
Cipla Ltd.	184,190	3,403,460
Coal India Ltd.	555,341	3,473,599
Colgate-Palmolive India Ltd.	46,618	1,902,495
Container Corp. of India Ltd.	93,073	1,160,105
Cummins India Ltd.	51,035	2,353,092
Dabur India Ltd.	189,243	1,438,781
Divi's Laboratories Ltd.	42,706	2,513,965
DLF Ltd.	274,655	2,924,088
Dr. Reddy's Laboratories Ltd.	41,076	3,316,861
Eicher Motors Ltd.	49,376	2,932,151
GAIL India Ltd.	828,855	2,390,624
GMR Airports Infrastructure Ltd.(a)	936,288	1,141,033
Godrej Consumer Products Ltd.	144,418	2,490,434
Godrej Properties Ltd.(a)	48,085	1,853,670
Grasim Industries Ltd.	93,888	3,118,388
Havells India Ltd.	89,813	1,986,341
HCL Technologies Ltd.	334,965	6,591,082
HDFC Asset Management Co. Ltd.(b)	34,393	1,692,480
HDFC Bank Ltd.	1,002,450	19,371,602
HDFC Life Insurance Co. Ltd.(b)	338,714	2,899,993
Hero MotoCorp Ltd.	43,358	2,848,519
Hindalco Industries Ltd.	483,295	3,876,759
Hindustan Aeronautics Ltd., NVS	72,535	4,274,644
Hindustan Petroleum Corp. Ltd.	302,171	1,420,548
Hindustan Unilever Ltd.	290,140	9,386,746
ICICI Bank Ltd.	1,852,658	27,005,202
ICICI Lombard General Insurance Co. Ltd.(b)	83,293	2,001,495
ICICI Prudential Life Insurance Co. Ltd.(b)	132,519	1,167,541
IDFC First Bank Ltd.(a)	1,270,059	1,155,703
Indian Hotels Co. Ltd., Class A	304,321	2,338,609
Indian Oil Corp. Ltd.	994,789	2,167,806
Indian Railway Catering & Tourism Corp. Ltd.	96,170	1,137,299
Security	Shares	Value
India (continued)
Indus Towers Ltd.(a)	433,510	$2,247,236
IndusInd Bank Ltd.	104,972	1,794,213
Info Edge India Ltd.	26,080	2,193,159
Infosys Ltd.	1,180,609	26,179,775
InterGlobe Aviation Ltd.(a)(b)	62,091	3,320,381
ITC Ltd.	1,052,328	6,238,906
Jindal Stainless Ltd.	116,921	1,036,684
Jindal Steel & Power Ltd.	139,365	1,650,353
Jio Financial Services Ltd., NVS(a)	1,030,323	4,057,196
JSW Energy Ltd.	121,871	1,062,871
JSW Steel Ltd.	217,605	2,418,573
Jubilant Foodworks Ltd.	135,779	973,215
Kotak Mahindra Bank Ltd.	386,310	8,368,998
Larsen & Toubro Ltd.	238,306	10,882,807
LTIMindtree Ltd.(b)	31,133	2,109,305
Lupin Ltd.	81,174	1,857,535
Macrotech Developers Ltd.	103,831	1,625,947
Mahindra & Mahindra Ltd.	331,379	11,535,455
Mankind Pharma Ltd.(a)	36,614	888,595
Marico Ltd.	181,093	1,460,233
Maruti Suzuki India Ltd.	50,367	7,902,760
Max Healthcare Institute Ltd.	281,664	3,110,425
Mphasis Ltd.	36,349	1,259,971
MRF Ltd.	815	1,385,898
Muthoot Finance Ltd.	44,662	981,937
Nestle India Ltd., NVS	117,571	3,454,944
NHPC Ltd., NVS	1,089,655	1,371,733
NMDC Ltd.	376,950	1,091,420
NTPC Ltd.	1,558,932	7,763,057
Oil & Natural Gas Corp. Ltd.	1,114,920	4,454,080
Page Industries Ltd.	2,282	1,157,271
PB Fintech Ltd.(a)	105,544	1,836,115
Persistent Systems Ltd., NVS	35,534	2,056,095
Petronet LNG Ltd.	282,479	1,245,703
Phoenix Mills Ltd. (The)	32,819	1,412,366
PI Industries Ltd.	28,362	1,503,064
Pidilite Industries Ltd.	54,279	2,066,941
Polycab India Ltd.	18,419	1,513,261
Power Finance Corp. Ltd.	530,565	3,541,590
Power Grid Corp. of India Ltd.	1,661,296	6,919,610
Punjab National Bank	809,368	1,202,477
REC Ltd.	465,039	3,592,282
Reliance Industries Ltd.	1,085,743	39,143,662
Samvardhana Motherson International Ltd.	965,449	2,272,596
SBI Cards & Payment Services Ltd.	99,267	863,035
SBI Life Insurance Co. Ltd.(b)	155,665	3,266,860
Shree Cement Ltd.	3,260	1,081,690
Shriram Finance Ltd.	100,082	3,511,251
Siemens Ltd.	31,459	2,686,204
Solar Industries India Ltd.	9,570	1,237,399
Sona Blw Precision Forgings Ltd.(b)	146,537	1,190,429
SRF Ltd.	52,938	1,675,694
State Bank of India	637,167	6,661,405
Sun Pharmaceutical Industries Ltd.	343,767	7,070,581
Sundaram Finance Ltd.	22,005	1,138,608
Supreme Industries Ltd.	22,895	1,467,227
Suzlon Energy Ltd.(a)	3,396,431	2,824,423
Tata Communications Ltd.	41,565	990,026
Tata Consultancy Services Ltd.	321,273	16,870,271
Tata Consumer Products Ltd.	203,051	2,889,170
Tata Elxsi Ltd.	12,551	1,049,143
Tata Motors Ltd.	591,038	8,185,600
43
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Tata Motors Ltd.	162,674	$1,546,049
Tata Power Co. Ltd. (The)	512,922	2,785,440
Tata Steel Ltd.	2,571,651	5,091,582
Tech Mahindra Ltd.	188,102	3,503,824
Thermax Ltd.	13,695	831,330
Titan Co. Ltd.	126,488	5,238,039
Torrent Pharmaceuticals Ltd.	37,653	1,429,041
Torrent Power Ltd.	58,543	1,307,189
Trent Ltd.	65,200	4,556,730
Tube Investments of India Ltd.	39,099	1,935,746
TVS Motor Co. Ltd.	86,879	2,631,220
UltraTech Cement Ltd.	41,239	5,863,473
Union Bank of India Ltd.	544,894	880,781
United Spirits Ltd.	104,809	1,772,884
UPL Ltd.	152,405	1,043,400
Varun Beverages Ltd.	164,304	3,099,872
Vedanta Ltd.	473,653	2,555,109
Wipro Ltd.	458,519	2,861,346
Yes Bank Ltd.(a)	5,059,683	1,606,794
Zomato Ltd.(a)	2,354,372	6,474,540
		538,815,649
Indonesia — 1.9%
Adaro Energy Indonesia Tbk PT	5,313,800	1,052,302
Amman Mineral Internasional PT(a)	2,330,900	1,697,047
Aneka Tambang Tbk	3,325,200	269,323
Astra International Tbk PT	7,253,500	2,108,536
Bank Central Asia Tbk PT	19,690,400	12,442,734
Bank Mandiri Persero Tbk PT	13,219,304	5,213,550
Bank Negara Indonesia Persero Tbk PT	5,377,130	1,646,870
Bank Rakyat Indonesia Persero Tbk PT	24,189,267	6,960,221
Barito Pacific Tbk PT	10,455,663	702,905
Chandra Asri Pacific Tbk PT	2,720,100	1,614,328
Charoen Pokphand Indonesia Tbk PT	2,771,000	890,435
GoTo Gojek Tokopedia Tbk PT(a)	321,145,110	1,050,923
Indah Kiat Pulp & Paper Tbk PT	978,100	503,064
Indofood CBP Sukses Makmur Tbk PT	782,400	525,690
Indofood Sukses Makmur Tbk PT	1,548,500	583,306
Kalbe Farma Tbk PT	7,549,900	738,274
Merdeka Copper Gold Tbk PT(a)	3,439,377	521,527
Sumber Alfaria Trijaya Tbk PT	6,357,000	1,110,325
Telkom Indonesia Persero Tbk PT	17,538,800	3,114,969
Unilever Indonesia Tbk PT	2,852,500	428,335
United Tractors Tbk PT	554,243	879,426
		44,054,090
Malaysia — 1.6%
AMMB Holdings Bhd	700,900	688,696
Axiata Group Bhd	1,141,000	596,678
CELCOMDIGI Bhd	1,236,500	1,023,399
CIMB Group Holdings Bhd	2,412,400	3,900,676
Gamuda Bhd	684,600	1,170,740
Genting Bhd	782,400	806,231
Genting Malaysia Bhd	782,400	443,318
Hong Leong Bank Bhd	211,900	889,703
IHH Healthcare Bhd	733,500	1,005,779
Inari Amertron Bhd	945,400	779,460
IOI Corp. Bhd	880,200	732,332
Kuala Lumpur Kepong Bhd	190,300	873,766
Malayan Banking Bhd	1,890,800	4,205,893
Malaysia Airports Holdings Bhd	293,400	654,222
Maxis Bhd	863,900	663,743
MISC Bhd	342,300	654,874
Security	Shares	Value
Malaysia (continued)
MR DIY Group M Bhd(b)	1,073,700	$490,944
Nestle Malaysia Bhd	32,600	771,116
Petronas Chemicals Group Bhd(c)	988,700	1,248,532
Petronas Dagangan Bhd	114,100	440,556
Petronas Gas Bhd	293,600	1,163,782
PPB Group Bhd	244,520	789,684
Press Metal Aluminium Holdings Bhd	1,385,500	1,617,675
Public Bank Bhd	5,623,550	5,155,451
QL Resources Bhd	472,700	687,881
RHB Bank Bhd	472,745	587,630
Sime Darby Bhd	635,700	360,055
Sime Darby Plantation Bhd	766,100	745,981
Telekom Malaysia Bhd	456,400	693,116
Tenaga Nasional Bhd	896,500	2,747,354
YTL Corp. Bhd	1,223,600	910,063
YTL Power International Bhd	905,800	921,006
		38,420,336
Philippines — 0.6%
Ayala Corp.	98,838	994,196
Ayala Land Inc.	2,330,900	1,180,114
Bank of the Philippine Islands	627,552	1,304,007
BDO Unibank Inc.	845,974	1,989,979
International Container Terminal Services Inc.	346,120	2,110,795
JG Summit Holdings Inc.	1,124,825	535,672
Jollibee Foods Corp.	180,930	714,017
Manila Electric Co.	91,280	609,831
Metropolitan Bank & Trust Co.	773,540	910,234
PLDT Inc.	26,085	677,315
SM Investments Corp.	83,130	1,295,619
SM Prime Holdings Inc.	3,814,125	1,884,539
Universal Robina Corp.	348,820	711,079
		14,917,397
Singapore — 3.5%
CapitaLand Ascendas REIT	1,271,414	2,595,666
CapitaLand Integrated Commercial Trust	1,939,747	3,029,955
CapitaLand Investment Ltd./Singapore(c)	912,800	1,850,732
DBS Group Holdings Ltd.	699,450	19,167,316
Genting Singapore Ltd.	2,233,100	1,419,030
Grab Holdings Ltd., Class A(a)	759,906	2,507,690
Keppel Ltd.	537,900	2,677,056
Oversea-Chinese Banking Corp. Ltd.	1,222,575	13,608,048
Sea Ltd., ADR(a)	131,215	8,620,826
Sembcorp Industries Ltd.	342,300	1,223,917
Singapore Airlines Ltd.(c)	522,000	2,727,925
Singapore Exchange Ltd.	309,700	2,283,388
Singapore Technologies Engineering Ltd.	587,200	1,944,088
Singapore Telecommunications Ltd.	2,934,000	6,797,101
United Overseas Bank Ltd.	440,100	10,671,844
Wilmar International Ltd.	635,700	1,515,848
		82,640,430
South Korea — 13.2%
Alteogen Inc.(a)	14,344	3,307,459
Amorepacific Corp.	10,432	1,386,552
Celltrion Inc.	54,605	8,174,179
Celltrion Pharm Inc.(a)	7,432	546,101
CJ CheilJedang Corp.	2,936	829,006
CosmoAM&T Co. Ltd.(a)	8,639	822,455
Coway Co. Ltd.	20,864	954,525
DB Insurance Co. Ltd.	16,789	1,356,503
Doosan Bobcat Inc.	18,908	572,235
Doosan Enerbility Co. Ltd.(a)	164,467	2,265,157
Schedule of Investments
44

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Ecopro BM Co. Ltd.(a)(c)	17,604	$2,337,275
Ecopro Co. Ltd.(a)	35,371	2,404,575
Ecopro Materials Co. Ltd.(a)	5,040	301,349
Enchem Co. Ltd.(a)	4,125	527,762
GS Holdings Corp.	16,300	583,528
Hana Financial Group Inc.	105,298	4,988,811
Hanjin Kal Corp.	9,898	500,953
Hankook Tire & Technology Co. Ltd.	27,710	904,890
Hanmi Pharm Co. Ltd.	2,501	528,527
Hanmi Semiconductor Co. Ltd.	15,648	1,507,305
Hanwha Aerospace Co. Ltd.	12,714	2,667,721
Hanwha Ocean Co. Ltd.(a)	32,600	729,849
Hanwha Solutions Corp.	38,468	699,051
HD Hyundai Co. Ltd.	15,926	975,968
HD Hyundai Electric Co. Ltd.	7,824	1,770,505
HD Hyundai Heavy Industries Co. Ltd.(a)	8,150	1,259,472
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	15,159	2,299,553
HLB Inc.(a)	41,728	2,478,443
HMM Co. Ltd.	82,315	1,094,839
HYBE Co. Ltd.(c)	7,662	985,597
Hyundai Engineering & Construction Co. Ltd.	26,361	644,077
Hyundai Glovis Co. Ltd.	12,844	1,143,216
Hyundai Mobis Co. Ltd.	21,516	3,481,078
Hyundai Motor Co.	48,411	8,822,901
Hyundai Steel Co.	31,797	643,391
Industrial Bank of Korea	85,738	874,856
Kakao Corp.	110,351	3,171,162
KakaoBank Corp.	61,451	965,196
KB Financial Group Inc.	136,757	8,840,802
Kia Corp.	92,747	7,610,506
Korea Aerospace Industries Ltd.	25,754	1,070,376
Korea Electric Power Corp.(a)	89,650	1,293,790
Korea Investment Holdings Co. Ltd.	14,181	761,893
Korea Zinc Co. Ltd.	2,934	1,040,240
Korean Air Lines Co. Ltd.	65,852	1,023,438
Krafton Inc.(a)	10,432	2,249,331
KT Corp.	8,802	256,327
KT&G Corp.	36,349	2,477,979
Kum Yang Co. Ltd.(a)	13,203	655,025
Kumho Petrochemical Co. Ltd.	5,053	512,536
L&F Co. Ltd.(a)	9,291	777,081
LG Chem Ltd.	17,604	3,958,861
LG Corp.	32,763	2,089,367
LG Display Co. Ltd.(a)	109,699	900,503
LG Electronics Inc.	38,142	2,904,539
LG Energy Solution Ltd.(a)	16,789	3,996,618
LG H&H Co. Ltd.	3,423	880,577
LG Innotek Co. Ltd.	5,055	949,405
LG Uplus Corp.	70,253	513,835
Lotte Chemical Corp.	7,173	531,568
Meritz Financial Group Inc.	35,534	2,190,167
Mirae Asset Securities Co. Ltd.	89,324	507,197
NAVER Corp.	46,455	5,924,983
NCSoft Corp.	4,892	627,731
Netmarble Corp.(a)(b)	9,780	454,637
NH Investment & Securities Co. Ltd.	49,063	498,385
Orion Corp./Republic of Korea	9,128	584,937
Posco DX Co. Ltd.	19,397	411,232
POSCO Future M Co. Ltd.	11,084	1,729,575
POSCO Holdings Inc.	25,591	6,617,841
Posco International Corp.	18,929	736,606
Security	Shares	Value
South Korea (continued)
Samsung Biologics Co. Ltd.(a)(b)	6,357	$4,361,474
Samsung C&T Corp.	29,666	3,379,015
Samsung E&A Co. Ltd.(a)	57,702	1,205,268
Samsung Electro-Mechanics Co. Ltd.	20,049	2,343,777
Samsung Electronics Co. Ltd.	1,700,090	104,831,322
Samsung Fire & Marine Insurance Co. Ltd.	10,758	2,925,414
Samsung Heavy Industries Co. Ltd.(a)	238,958	2,048,639
Samsung Life Insurance Co. Ltd.	28,036	1,978,656
Samsung SDI Co. Ltd.	19,723	4,637,454
Samsung SDS Co. Ltd.	15,159	1,640,369
Shinhan Financial Group Co. Ltd.	154,361	6,788,938
SK Biopharmaceuticals Co. Ltd.(a)	11,574	727,006
SK Bioscience Co. Ltd.(a)	9,943	403,566
SK Hynix Inc.	194,133	27,843,232
SK IE Technology Co. Ltd.(a)(b)	10,146	278,131
SK Inc.	13,203	1,448,092
SK Innovation Co. Ltd.(a)	22,029	1,679,845
SK Square Co. Ltd.(a)	35,045	2,222,878
SK Telecom Co. Ltd.	17,767	703,022
SKC Co. Ltd.(a)	7,172	715,090
S-Oil Corp.	15,810	779,935
Woori Financial Group Inc.	209,944	2,416,500
Yuhan Corp.	20,375	1,403,835
		311,845,368
Taiwan — 21.5%
Accton Technology Corp.	163,000	2,555,070
Acer Inc.	978,830	1,321,192
Advantech Co. Ltd.	184,927	1,966,987
Airtac International Group	49,109	1,258,844
Alchip Technologies Ltd.	29,000	2,362,026
ASE Technology Holding Co. Ltd.	1,141,110	5,325,684
Asia Cement Corp.	825,448	1,042,833
Asia Vital Components Co. Ltd.	123,000	2,449,181
Asustek Computer Inc.	282,100	3,956,078
AUO Corp.	2,282,264	1,246,118
Catcher Technology Co. Ltd.	225,000	1,465,600
Cathay Financial Holding Co. Ltd.	3,260,374	6,243,036
Chailease Holding Co. Ltd.	489,453	2,283,372
Chang Hwa Commercial Bank Ltd.	1,850,103	1,058,134
Cheng Shin Rubber Industry Co. Ltd.	652,303	961,139
China Airlines Ltd.	978,000	687,977
China Development Financial Holding Corp.	5,868,763	2,896,473
China Steel Corp.	4,241,484	3,002,004
Chunghwa Telecom Co. Ltd.	1,304,110	4,832,359
Compal Electronics Inc.	1,469,000	1,423,338
CTBC Financial Holding Co. Ltd.	6,357,456	6,900,495
Delta Electronics Inc.	727,000	9,337,461
E Ink Holdings Inc.	326,000	2,689,870
E.Sun Financial Holding Co. Ltd.	5,053,710	4,094,438
Eclat Textile Co. Ltd.	60,208	977,862
eMemory Technology Inc.	22,000	1,562,775
Eva Airways Corp.	978,000	1,030,734
Evergreen Marine Corp. Taiwan Ltd.	326,376	1,695,175
Far Eastern New Century Corp.	1,141,040	1,187,000
Far EasTone Telecommunications Co. Ltd.	652,000	1,717,569
Feng TAY Enterprise Co. Ltd.	188,100	805,666
First Financial Holding Co. Ltd.	4,011,488	3,592,900
Formosa Chemicals & Fibre Corp.	1,304,740	1,986,547
Formosa Petrochemical Corp.	326,000	639,636
Formosa Plastics Corp.	1,304,400	2,303,337
Fortune Electric Co. Ltd.	48,400	1,032,903
Fubon Financial Holding Co. Ltd.	2,771,371	7,504,769
45
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Gigabyte Technology Co. Ltd.	167,000	$1,350,573
Global Unichip Corp.	33,000	1,187,837
Globalwafers Co. Ltd.	95,000	1,445,112
Hon Hai Precision Industry Co. Ltd.	4,401,516	27,002,930
Hotai Motor Co. Ltd.	107,980	2,141,448
Hua Nan Financial Holdings Co. Ltd.	3,097,466	2,623,195
Innolux Corp.	3,097,209	1,456,678
Inventec Corp.	978,460	1,446,910
Largan Precision Co. Ltd.	35,000	3,036,608
Lite-On Technology Corp.	652,371	1,995,153
MediaTek Inc.	547,391	20,847,451
Mega Financial Holding Co. Ltd.	4,170,287	5,499,007
Micro-Star International Co. Ltd.	327,000	1,706,116
Nan Ya Plastics Corp.	1,630,000	2,494,173
Nanya Technology Corp.(a)	489,000	860,831
Nien Made Enterprise Co. Ltd.	68,000	825,861
Novatek Microelectronics Corp.	223,000	3,596,445
Pegatron Corp.	652,000	2,014,108
PharmaEssentia Corp.(a)	79,000	1,586,076
Pou Chen Corp.	652,000	719,694
President Chain Store Corp.	237,000	2,007,445
Quanta Computer Inc.	978,000	8,332,315
Realtek Semiconductor Corp.	163,642	2,581,446
Ruentex Development Co. Ltd.	652,898	1,024,963
Shanghai Commercial & Savings Bank Ltd. (The)	1,304,982	1,662,518
Shin Kong Financial Holding Co. Ltd.(a)	5,053,614	1,678,523
Silergy Corp.	132,000	1,824,965
SinoPac Financial Holdings Co. Ltd.	3,749,525	3,052,142
Synnex Technology International Corp.	489,950	1,064,330
Taishin Financial Holding Co. Ltd.	3,912,751	2,424,984
Taiwan Business Bank	2,348,528	1,345,654
Taiwan Cement Corp.	2,331,464	2,466,759
Taiwan Cooperative Financial Holding Co. Ltd.	3,749,447	3,074,488
Taiwan High Speed Rail Corp.	652,000	592,066
Taiwan Mobile Co. Ltd.	652,000	2,097,485
Taiwan Semiconductor Manufacturing Co. Ltd.	8,802,670	256,785,234
Unimicron Technology Corp.	489,000	2,724,910
Uni-President Enterprises Corp.	1,795,694	4,614,763
United Microelectronics Corp.	3,912,000	6,232,177
Vanguard International Semiconductor Corp.	332,000	1,183,404
Voltronic Power Technology Corp.	23,000	1,309,048
Walsin Lihwa Corp.	978,272	1,032,246
Wan Hai Lines Ltd.	163,875	390,910
Winbond Electronics Corp.	901,904	642,989
Wistron Corp.	978,000	2,942,651
Wiwynn Corp.	33,000	2,091,672
WPG Holdings Ltd.	491,100	1,294,120
Yageo Corp.	126,112	3,075,332
Yang Ming Marine Transport Corp.	680,000	1,317,743
Yuanta Financial Holding Co. Ltd.	3,586,973	3,598,734
Zhen Ding Technology Holding Ltd.	163,097	687,851
		506,386,655
Thailand — 1.6%
Advanced Info Service PCL, NVDR	440,100	2,892,529
Airports of Thailand PCL, NVDR(c)	1,401,700	2,224,248
Asset World Corp. PCL, NVDR	3,504,100	358,488
Bangkok Dusit Medical Services PCL, NVDR	3,927,900	2,895,560
Bangkok Expressway & Metro PCL, NVDR(c)	2,917,300	639,265
Bumrungrad Hospital PCL, NVDR	212,200	1,465,125
Central Pattana PCL, NVDR(c)	700,900	1,088,131
Central Retail Corp. PCL, NVDR(c)	668,374	596,439
Charoen Pokphand Foods PCL, NVDR(a)	1,336,600	900,700
Security	Shares	Value
Thailand (continued)
CP ALL PCL, NVDR	1,955,900	$3,200,160
CP Axtra PCL, NVDR(c)	697,300	597,528
Delta Electronics Thailand PCL, NVDR(c)	1,124,700	3,238,907
Energy Absolute PCL, NVDR(c)	603,300	61,190
Global Power Synergy PCL, NVDR	278,200	311,472
Gulf Energy Development PCL, NVDR(c)	1,157,500	1,553,859
Home Product Center PCL, NVDR	2,281,943	583,609
Indorama Ventures PCL, NVDR	603,300	327,446
Intouch Holdings PCL, NVDR	374,925	866,312
Kasikornbank PCL, NVDR	211,900	782,733
Krung Thai Bank PCL, NVDR	1,157,375	587,703
Krungthai Card PCL, NVDR(c)	358,600	392,964
Minor International PCL, NVDR(c)	1,255,120	1,022,738
PTT Exploration & Production PCL, NVDR	489,084	2,010,946
PTT Global Chemical PCL, NVDR	815,076	624,359
PTT Oil & Retail Business PCL, NVDR	1,043,200	463,008
PTT PCL, NVDR	3,601,900	3,232,809
SCB X PCL, NVDR	293,400	848,125
SCG Packaging PCL, NVDR	456,400	363,053
Siam Cement PCL (The), NVDR	277,100	1,720,031
Thai Oil PCL, NVDR(c)	456,400	646,279
TMBThanachart Bank PCL, NVDR	8,865,600	420,650
True Corp. PCL, NVDR(a)	3,879,056	1,010,153
		37,926,519
Total Common Stocks — 99.1% (Cost: $2,103,864,240)		2,337,358,567
Preferred Stocks
South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	8,313	1,006,219
Series 2, Preference Shares, NVS	13,040	1,584,855
LG Chem Ltd., Preference Shares, NVS	2,934	457,266
Samsung Electronics Co. Ltd., Preference Shares, NVS	291,770	13,890,245
		16,938,585
Total Preferred Stocks — 0.7% (Cost: $4,545,845)		16,938,585
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(d)	38,498	—
India — 0.0%
Tata Consumer Products Ltd.	8,096	35,868
Total Rights — 0.0% (Cost: $—)		35,868
Total Long-Term Investments — 99.8% (Cost: $2,108,410,085)		2,354,333,020
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	19,636,845	19,644,699
Schedule of Investments
46

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(e)(f)	16,890,000	$16,890,000
Total Short-Term Securities — 1.6% (Cost: $36,521,518)		36,534,699
Total Investments — 101.4% (Cost: $2,144,931,603)		2,390,867,719
Liabilities in Excess of Other Assets — (1.4)%		(32,491,938)
Net Assets — 100.0%		$2,358,375,781

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$53,908,230	$—	$(34,264,744)(a)	$8,417	$(7,204)	$19,644,699	19,636,845	$425,544 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,680,000	11,210,000 (a)	—	—	—	16,890,000	16,890,000	685,726	—
				$8,417	$(7,204)	$36,534,699		$1,111,270	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	13	09/20/24	$286	$(2,122)
MSCI Emerging Markets Index	61	09/20/24	3,344	1,561
				$(561)
47
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI All Country Asia ex Japan ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,561	$—	$—	$—	$1,561
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,122	$—	$—	$—	$2,122

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$78,267	$—	$—	$—	$78,267
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(622,739)	$—	$—	$—	$(622,739)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,897,073
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$117,357,326	$2,219,932,861	$68,380	$2,337,358,567
Preferred Stocks	—	16,938,585	—	16,938,585
Rights	—	35,868	—	35,868
Short-Term Securities
Money Market Funds	36,534,699	—	—	36,534,699
	$153,892,025	$2,236,907,314	$68,380	$2,390,867,719
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,561	$—	$—	$1,561
Schedule of Investments
48

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI All Country Asia ex Japan ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$—	$(2,122)	$—	$(2,122)
	$1,561	$(2,122)	$—	$(561)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
49
2024 iShares Annual Financial Statements

Schedule of Investments
July 31, 2024
iShares® MSCI Europe Financials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.8%
Erste Group Bank AG	319,846	$16,637,192
Belgium — 1.8%
Ageas SA/NV	151,665	7,240,673
Groupe Bruxelles Lambert NV	84,026	6,270,784
KBC Group NV	238,321	18,433,157
Sofina SA	14,546	3,436,887
		35,381,501
Denmark — 1.4%
Danske Bank A/S	655,976	20,061,376
Tryg A/S	332,171	7,272,586
		27,333,962
Finland — 2.7%
Nordea Bank Abp	2,996,269	35,061,546
Sampo OYJ, Class A	429,695	18,835,721
		53,897,267
France — 9.3%
Amundi SA(a)	58,759	4,288,271
AXA SA	1,726,957	60,633,118
BNP Paribas SA	981,844	67,269,783
Credit Agricole SA	1,006,918	15,280,447
Edenred SE	237,194	9,876,465
Eurazeo SE	43,295	3,406,243
Euronext NV(a)	76,188	7,702,831
Societe Generale SA	686,814	17,813,869
		186,271,027
Germany — 13.5%
Allianz SE, Registered	372,363	104,881,769
Commerzbank AG	1,001,533	16,327,464
Deutsche Bank AG, Registered	1,799,454	28,009,355
Deutsche Boerse AG	180,770	37,015,991
Hannover Rueck SE	57,407	14,253,614
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	129,709	63,884,894
Talanx AG(b)	61,380	4,663,126
		269,036,213
Ireland — 1.0%
AIB Group PLC	1,617,577	9,278,559
Bank of Ireland Group PLC	989,099	11,201,482
		20,480,041
Italy — 8.8%
Banco BPM SpA	1,224,039	8,474,842
FinecoBank Banca Fineco SpA	582,149	9,882,688
Generali	968,609	25,070,518
Intesa Sanpaolo SpA	13,890,351	56,406,384
Mediobanca Banca di Credito Finanziario SpA	484,396	7,863,316
Nexi SpA(a)(b)	568,736	3,490,718
Poste Italiane SpA(a)	432,379	5,853,350
UniCredit SpA	1,439,295	59,118,611
		176,160,427
Netherlands — 6.4%
ABN AMRO Bank NV, CVA(a)	411,047	7,175,586
Adyen NV(a)(b)	20,632	25,237,849
Aegon Ltd.	1,293,387	8,369,834
ASR Nederland NV	150,134	7,543,069
EXOR NV, NVS	94,422	9,679,426
ING Groep NV	3,141,385	57,019,102
NN Group NV	257,291	12,911,932
		127,936,798
Security	Shares	Value
Norway — 1.0%
DNB Bank ASA	806,066	$16,653,354
Gjensidige Forsikring ASA	191,509	3,239,905
		19,893,259
Spain — 8.1%
Banco Bilbao Vizcaya Argentaria SA	5,551,344	58,184,811
Banco de Sabadell SA	5,172,334	10,914,890
Banco Santander SA	15,045,302	72,580,754
CaixaBank SA	3,568,423	20,811,893
		162,492,348
Sweden — 6.3%
EQT AB	353,935	11,460,373
Industrivarden AB, Class A	117,122	4,017,774
Industrivarden AB, Class C	149,395	5,064,060
Investor AB, Class B	1,646,584	46,746,713
L E Lundbergforetagen AB, Class B	72,047	3,642,231
Skandinaviska Enskilda Banken AB, Class A	1,507,659	23,187,023
Svenska Handelsbanken AB, Class A	1,383,859	13,968,485
Swedbank AB, Class A	808,069	17,182,731
		125,269,390
Switzerland — 14.2%
Baloise Holding AG, Registered	43,396	7,766,203
Banque Cantonale Vaudoise, Registered	28,497	3,024,883
Helvetia Holding AG, Registered	35,552	5,303,614
Julius Baer Group Ltd.	196,017	10,727,544
Partners Group Holding AG	21,589	29,059,717
Swiss Life Holding AG, Registered	28,050	21,478,276
Swiss Re AG	286,529	35,324,252
UBS Group AG, Registered	3,126,518	94,735,597
Zurich Insurance Group AG	139,122	76,485,119
		283,905,205
United Kingdom — 24.1%
3i Group PLC	924,337	37,186,735
Admiral Group PLC	248,299	8,799,617
Aviva PLC	2,572,978	16,574,808
Barclays PLC	14,271,959	42,677,520
Hargreaves Lansdown PLC	333,676	4,740,229
HSBC Holdings PLC	17,948,465	163,225,200
Legal & General Group PLC	5,681,246	16,945,031
Lloyds Banking Group PLC	60,249,428	46,027,540
London Stock Exchange Group PLC	432,949	52,701,004
M&G PLC	2,161,014	5,900,962
NatWest Group PLC, NVS	6,213,997	29,482,210
Phoenix Group Holdings PLC	666,120	4,691,544
Prudential PLC	2,611,233	23,564,777
Schroders PLC	760,265	3,841,979
Standard Chartered PLC	2,097,075	20,715,505
Wise PLC, Class A(b)	583,438	5,372,056
		482,446,717
Total Long-Term Investments — 99.4% (Cost: $1,859,330,407)		1,987,141,347
Schedule of Investments
50

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Europe Financials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	1,550,000	$1,550,000
Total Short-Term Securities — 0.1% (Cost: $1,550,000)		1,550,000
Total Investments — 99.5% (Cost: $1,860,880,407)		1,988,691,347
Other Assets Less Liabilities — 0.5%		9,665,945
Net Assets — 100.0%		$1,998,357,292

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,289,592	$—	$(3,290,617)(b)	$1,338	$(313)	$—	—	$6,776 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	570,000	980,000 (b)	—	—	—	1,550,000	1,550,000	75,602	—
				$1,338	$(313)	$1,550,000		$82,378	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	116	09/20/24	$6,151	$(33,705)
FTSE 100 Index	40	09/20/24	4,302	86,398
				$52,693
51
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Europe Financials ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$86,398	$—	$—	$—	$86,398
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$33,705	$—	$—	$—	$33,705

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$918,854	$—	$—	$—	$918,854
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(233,628)	$—	$—	$—	$(233,628)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$13,373,792
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,987,141,347	$—	$1,987,141,347
Short-Term Securities
Money Market Funds	1,550,000	—	—	1,550,000
	$1,550,000	$1,987,141,347	$—	$1,988,691,347
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$86,398	$—	$86,398
Liabilities
Equity Contracts	—	(33,705)	—	(33,705)
	$—	$52,693	$—	$52,693

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
52

Schedule of Investments
July 31, 2024
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 2.0%
Andritz AG	4,997	$320,109
AT&S Austria Technologie & Systemtechnik AG(a)(b)	1,938	41,363
BAWAG Group AG(c)	5,519	403,052
CA Immobilien Anlagen AG	3,197	104,491
DO & CO AG	576	97,059
EVN AG	2,709	88,545
Immofinanz AG(a)	2,550	75,657
Lenzing AG(a)(b)	1,394	48,548
Oesterreichische Post AG	2,500	82,522
Palfinger AG(b)	1,069	26,146
Porr AG	1,194	18,171
Raiffeisen Bank International AG	9,725	189,592
Schoeller-Bleckmann Oilfield Equipment AG	737	29,292
UNIQA Insurance Group AG	9,000	77,053
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,861	92,150
Wienerberger AG	8,258	292,783
		1,986,533
Belgium — 2.5%
Ackermans & van Haaren NV	1,612	309,277
Aedifica SA	3,571	226,982
Barco NV	5,100	65,877
Bekaert SA	2,617	107,157
bpost SA	7,516	21,474
Cofinimmo SA	2,699	173,525
Colruyt Group NV	3,329	159,683
Deme Group NV	562	101,222
Fagron	4,805	98,872
Galapagos NV(a)	3,476	92,927
KBC Ancora	2,570	124,976
Kinepolis Group NV	1,026	41,553
Melexis NV	1,493	130,156
Montea NV	1,177	102,088
Ontex Group NV(a)	5,000	46,990
Proximus SADP	9,863	71,330
Recticel SA	3,184	42,592
Retail Estates NV	859	58,604
Shurgard Self Storage Ltd.	2,490	97,351
Solvay SA	5,565	195,913
Tessenderlo Group SA	1,886	50,331
VGP NV	1,015	109,972
Xior Student Housing NV	2,369	79,663
		2,508,515
China — 0.0%
Boshiwa International Holding Ltd.(d)	20,000	—
Denmark — 4.9%
ALK-Abello A/S(a)	9,788	220,620
Alm Brand A/S	62,346	118,941
Ambu A/S, Class B(a)	13,918	282,624
Bavarian Nordic A/S(a)	5,863	158,029
cBrain A/S	852	31,596
Chemometec A/S	1,160	64,309
D/S Norden A/S	1,623	70,207
DFDS A/S	2,384	65,391
FLSmidth & Co. A/S	3,174	161,916
GN Store Nord A/S(a)	10,039	263,797
H Lundbeck A/S	20,408	127,679
H Lundbeck A/S, Class A	2,833	15,239
ISS A/S(b)	11,862	216,820
Security	Shares	Value
Denmark (continued)
Jyske Bank A/S, Registered	3,610	$294,298
Matas A/S	2,490	42,546
Netcompany Group A/S(a)(b)(c)	3,299	140,411
Nilfisk Holding A/S(a)	824	15,353
NKT A/S(a)	3,971	357,461
NTG Nordic Transport Group A/S, Class A(a)	397	16,838
Per Aarsleff Holding A/S	1,277	73,060
Ringkjoebing Landbobank A/S	2,032	359,652
Royal Unibrew A/S(a)	3,710	291,284
Scandinavian Tobacco Group A/S, Class A(c)	4,163	60,977
Schouw & Co. A/S	943	77,815
Spar Nord Bank A/S	5,250	107,069
Svitzer A/S, NVS(a)	1,044	40,009
Sydbank A/S	4,176	225,138
Topdanmark A/S	3,332	181,498
TORM PLC, Class A	3,517	136,192
Zealand Pharma A/S(a)	5,017	675,896
		4,892,665
Finland — 2.5%
Cargotec OYJ, Class B	2,855	145,527
Citycon OYJ	7,591	33,430
Finnair OYJ(a)(b)	6,678	17,005
Harvia OYJ	1,193	51,339
Huhtamaki OYJ	7,265	294,374
Kalmar OYJ(a)	2,855	84,414
Kemira OYJ	8,037	181,789
Kempower OYJ(a)(b)	1,420	22,990
Kojamo OYJ(a)	10,202	100,895
Konecranes OYJ	5,044	352,340
Mandatum OYJ	31,139	144,221
Marimekko OYJ	2,176	32,216
Metsa Board OYJ, Class B	11,866	90,668
Musti Group OYJ(a)	491	13,550
Nokian Renkaat OYJ	8,641	78,843
Outokumpu OYJ	27,309	98,463
Puuilo OYJ	5,557	61,033
QT Group OYJ(a)(b)	1,413	125,742
Revenio Group OYJ	1,528	47,506
TietoEVRY OYJ	7,846	159,104
Tokmanni Group Corp.	3,534	43,257
Valmet OYJ	10,911	309,007
YIT OYJ	11,321	28,424
		2,516,137
France — 7.1%
Abivax SA, NVS(a)	2,510	29,865
Air France-KLM, NVS(a)(b)	8,740	77,716
Altarea SCA	390	42,166
Alten SA	2,245	246,909
Antin Infrastructure Partners SA	2,709	36,669
Aperam SA	3,129	85,026
Aubay	549	21,733
Beneteau SACA	2,788	27,181
Carmila SA	4,276	77,232
Casino Guichard Perrachon SA, NVS(a)	8,399	31,814
Cie. des Alpes	1,572	22,509
Coface SA	7,806	118,179
Derichebourg SA	7,205	37,103
Elior Group SA(a)(c)	8,016	27,820
Elis SA	13,228	305,902
Equasens	379	19,733
Eramet SA	652	55,380
53
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Esker SA	410	$90,032
Esso SA Francaise	193	30,364
Etablissements Maurel et Prom SA	4,595	28,059
Eutelsat Communications SACA(a)(b)	8,916	46,080
Exclusive Networks SA(a)	1,012	25,464
Fnac Darty SA	772	22,913
Forvia SE	11,834	138,611
Gaztransport Et Technigaz SA	2,604	383,687
GL Events SACA	788	16,155
ICADE	2,526	56,143
ID Logistics Group SACA(a)	204	98,647
Imerys SA	2,454	83,379
Interparfums SA	1,677	85,221
IPSOS SA	2,874	177,375
JCDecaux SE(a)	4,683	97,629
Kaufman & Broad SA	821	28,077
LISI SA	1,223	33,672
Manitou BF SA	795	18,388
Mercialys SA	6,793	86,074
Mersen SA	1,660	57,540
Metropole Television SA	1,923	25,101
Neoen SA(c)	5,065	211,200
Nexans SA	2,264	292,613
Nexity SA(a)	2,738	30,859
Opmobility	4,193	43,959
Orpea SA, NVS(a)	5,377	60,241
OVH Groupe SAS, NVS(a)(b)	2,716	17,521
Peugeot Invest SA	374	33,863
Pierre & Vacances SA, NVS(a)	9,600	14,249
Pluxee NV, NVS(a)	6,527	152,992
Quadient SA	2,138	42,411
Rubis SCA	5,830	182,592
SCOR SE	11,296	241,760
Seche Environnement SACA, NVS	169	18,444
SES SA, Class A	27,456	148,461
Societe BIC SA	1,738	109,045
SOITEC(a)	1,877	242,004
Sopra Steria Group SACA	1,139	211,120
SPIE SA	10,486	405,335
Technip Energies NV	11,575	294,890
Television Francaise 1 SA	3,308	29,108
Trigano SA	651	76,332
Ubisoft Entertainment SA(a)	7,015	144,112
Valeo SE	16,194	185,051
Vallourec SACA(a)	11,848	191,566
Valneva SE(a)(b)	7,505	26,746
Verallia SA(c)	5,350	157,372
Vicat SACA	1,331	46,287
Virbac SACA	308	117,248
Voltalia SA(a)	2,736	30,413
VusionGroup(b)	526	76,661
Wavestone	580	33,694
Wendel SE	1,960	187,791
Worldline SA/France(a)(c)	15,633	177,386
X-Fab Silicon Foundries SE(a)(b)(c)	4,364	27,919
		7,152,793
Germany — 7.3%
1&1 AG	2,730	43,946
About You Holding SE(a)	4,088	15,446
Adesso SE	229	22,641
Adtran Networks SE	1,434	29,828
AIXTRON SE(b)	8,349	194,945
Security	Shares	Value
Germany (continued)
Amadeus Fire AG	411	$42,233
Aroundtown SA(a)	57,634	122,955
Atoss Software SE	584	86,091
Aurubis AG	2,326	181,394
Auto1 Group SE(a)(b)(c)	8,130	68,452
BayWa AG(a)(b)	1,190	16,712
Befesa SA(c)	2,642	82,025
Bilfinger SE	2,082	116,728
Borussia Dortmund GmbH & Co. KGaA(a)	6,234	24,593
CANCOM SE	2,406	85,358
Ceconomy AG(a)	10,547	31,812
Cewe Stiftung & Co. KGaA	374	40,044
CompuGroup Medical SE & Co. KgaA	1,985	34,426
CureVac NV(a)	7,108	25,540
Datagroup SE	282	12,798
Dermapharm Holding SE	1,368	52,404
Deutsche Pfandbriefbank AG(a)(b)(c)	10,000	56,434
Deutz AG	8,735	50,311
Duerr AG	3,769	82,898
Eckert & Ziegler SE	1,088	50,920
Elmos Semiconductor SE	443	36,211
ElringKlinger AG	2,601	13,624
Encavis AG, NVS(a)	8,918	167,146
Energiekontor AG	505	35,524
Evotec SE(a)	10,476	98,711
Fielmann Group AG	1,903	86,158
flatexDEGIRO AG	5,625	79,434
Formycon AG(a)	558	31,951
Fraport AG Frankfurt Airport Services Worldwide(a)	2,708	137,521
Freenet AG	8,781	242,988
Gerresheimer AG	2,591	267,876
GFT Technologies SE	1,296	33,281
Grand City Properties SA(a)	5,163	60,861
Grenke AG	2,003	61,852
Hamborner REIT AG	5,502	38,709
Hamburger Hafen und Logistik AG, NVS	1,773	29,742
HelloFresh SE(a)(b)	12,349	77,141
Hensoldt AG	4,669	172,758
Hornbach Holding AG & Co. KGaA	602	49,343
Hugo Boss AG(b)	4,191	166,552
Hypoport SE(a)	309	91,836
Ionos SE(a)	1,514	39,996
Jenoptik AG	3,860	110,055
JOST Werke SE(c)	874	39,506
K+S AG, Registered	13,238	170,541
KION Group AG	5,334	210,959
Kloeckner & Co. SE	3,996	22,046
Knaus Tabbert AG	304	10,197
Kontron AG	2,890	61,231
Krones AG	1,056	142,871
Lanxess AG	6,419	167,578
MBB SE	128	14,312
METRO AG	7,909	36,015
Mutares SE & Co. KGaA	990	34,266
Nagarro SE(a)	593	51,568
Nordex SE(a)	8,882	134,661
Norma Group SE	2,277	42,336
Northern Data AG(a)(b)	1,041	23,658
Patrizia SE	2,884	22,719
Pfeiffer Vacuum Technology AG	291	49,625
PNE AG(b)	2,155	34,284
ProSiebenSat.1 Media SE(b)	10,545	72,342
Schedule of Investments
54

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
PVA TePla AG(a)	1,530	$23,904
Redcare Pharmacy NV(a)(b)(c)	1,121	167,818
RENK Group AG(a)	2,252	63,880
SAF-Holland SE	3,412	69,799
Salzgitter AG	1,700	30,481
Schott Pharma AG & Co. KGaA(b)	2,739	94,397
Secunet Security Networks AG	132	17,459
SGL Carbon SE(a)(b)	4,482	30,102
Siltronic AG	1,203	98,110
Sixt SE(b)	1,002	69,915
SMA Solar Technology AG	1,189	31,978
Stabilus SE	1,855	90,775
Steico SE(b)	375	11,088
Stratec SE	558	24,548
Stroeer SE & Co. KGaA	2,457	166,119
Suedzucker AG	4,602	60,663
SUESS MicroTec SE	1,444	98,057
TAG Immobilien AG(a)	12,911	194,514
Takkt AG(b)	1,632	18,899
TeamViewer SE(a)(c)	10,785	145,457
thyssenkrupp AG	37,022	141,757
Thyssenkrupp Nucera AG & Co. KGaa(a)(b)(c)	1,852	17,480
TUI AG(a)	34,276	221,041
United Internet AG, Registered(e)	6,485	143,832
Verbio SE	1,365	25,663
Vib Vermoegen AG(a)	844	7,453
Vossloh AG	677	35,990
Wacker Chemie AG	1,366	136,530
Wacker Neuson SE	2,106	32,782
Wuestenrot & Wuerttembergische AG	1,773	23,947
		7,335,357
Hong Kong — 0.0%
Peace Mark Holdings Ltd.(d)	30,000	—
Ireland — 0.6%
Cairn Homes PLC	45,667	93,410
Dalata Hotel Group PLC	15,869	70,648
Glanbia PLC	14,802	296,200
Glenveagh Properties PLC(a)(c)	39,386	58,653
Irish Residential Properties REIT PLC	36,182	36,025
Uniphar PLC(a)	16,983	47,927
		602,863
Italy — 6.6%
A2A SpA	115,726	245,116
ACEA SpA	3,220	55,865
Anima Holding SpA(c)	13,201	69,418
Ariston Holding NV	6,123	24,868
Arnoldo Mondadori Editore SpA	10,100	28,584
Ascopiave SpA	5,502	14,797
Azimut Holding SpA	8,038	201,399
Banca Generali SpA	4,308	187,469
Banca IFIS SpA	1,757	41,246
Banca Monte dei Paschi di Siena SpA	70,908	386,935
Banca Popolare di Sondrio SpA	27,223	207,470
BFF Bank SpA(c)	13,029	147,275
Bio On SpA(b)(d)	801	—
BPER Banca SpA	73,255	428,617
Brembo NV	11,118	124,725
Brunello Cucinelli SpA	2,513	234,732
Buzzi SpA	7,134	279,682
Carel Industries SpA(c)	3,687	68,099
Cembre SpA	383	14,943
Security	Shares	Value
Italy (continued)
Cementir Holding NV	3,673	$41,422
CIR SpA-Compagnie Industriali(a)	46,498	29,620
Credito Emiliano SpA	6,486	71,000
d'Amico International Shipping SA, NVS	3,060	23,149
Danieli & C Officine Meccaniche SpA(b)	752	29,299
De' Longhi SpA	5,557	175,158
Digital Value SpA	180	10,714
El.En. SpA(b)	3,143	33,029
Enav SpA(c)	20,133	86,113
ERG SpA	3,949	104,710
Ferretti SpA, NVS	11,152	33,734
Fila SpA	2,346	22,648
Fincantieri SpA(a)	7,171	39,951
GVS SpA(a)(c)	4,951	34,215
Hera SpA	60,478	221,289
Industrie De Nora SpA	2,052	23,770
Intercos SpA, NVS	3,503	62,553
Interpump Group SpA	5,633	244,293
Iren SpA	43,938	89,407
Italgas SpA	36,532	195,343
Iveco Group NV	12,918	132,657
Juventus Football Club SpA, NVS(a)(b)	11,061	28,490
Lottomatica Group SpA	8,499	103,846
LU-VE SpA, NVS	632	17,544
Maire Tecnimont SpA	10,885	86,370
MARR SpA	2,439	30,388
MFE-MediaForEurope NV, NVS	4,172	19,361
MFE-MediaForEurope NV, Class A	11,939	40,673
OVS SpA(c)	13,977	39,539
Pharmanutra SpA(b)	272	13,945
Piaggio & C SpA	11,949	32,915
Pirelli & C SpA(c)	22,036	137,952
RAI Way SpA(c)	6,903	37,204
Reply SpA	1,683	238,895
Safilo Group SpA(a)	15,119	17,082
Saipem SpA(a)	96,042	228,161
Salcef Group SpA	1,595	44,104
Salvatore Ferragamo SpA(b)	4,917	42,875
Sanlorenzo SpA/Ameglia	884	35,992
Saras SpA	31,185	53,967
Seco SpA(a)(b)	3,997	11,182
Sesa SpA(b)	586	64,393
SOL SpA	2,705	101,148
Spaxs SpA	4,183	21,442
Tamburi Investment Partners SpA	6,749	68,051
Technogym SpA(c)	9,672	94,858
Technoprobe SpA(a)	10,945	99,586
Tinexta SpA	1,547	25,348
Unipol Gruppo SpA	29,547	318,350
Webuild SpA	34,257	89,680
Wiit SpA	748	18,214
Zignago Vetro SpA	2,610	32,034
		6,658,903
Netherlands — 2.7%
Aalberts NV	7,356	281,276
Alfen NV(a)(b)(c)	1,603	29,637
Allfunds Group PLC	25,199	151,457
AMG Critical Materials NV	2,377	40,437
Arcadis NV	5,348	381,960
Basic-Fit NV(a)(b)(c)	3,875	93,743
Brunel International NV(b)	1,510	17,215
Corbion NV	4,002	89,586
55
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Eurocommercial Properties NV	3,255	$81,073
Fastned BV(a)(b)	481	9,006
Flow Traders Ltd., NVS	2,472	41,210
Fugro NV	8,390	224,080
Just Eat Takeaway.com NV(a)(c)	13,769	175,477
Koninklijke Vopak NV	5,188	231,764
Pharming Group NV(a)	48,810	42,251
PostNL NV	23,270	34,358
Royal BAM Group NV	19,844	82,241
SBM Offshore NV	10,778	174,671
Signify NV(c)	9,507	235,340
Sligro Food Group NV	1,613	21,436
TKH Group NV	2,926	128,222
TomTom NV(a)(b)	5,393	29,589
Van Lanschot Kempen NV	2,203	95,344
Vastned Retail NV	945	23,932
Wereldhave NV	2,562	38,430
		2,753,735
Norway — 5.1%
Aker ASA, Class A	1,614	94,680
Aker Carbon Capture ASA(a)	25,365	14,806
Aker Solutions ASA	20,316	96,931
Atea ASA	5,783	76,961
Austevoll Seafood ASA	6,828	56,390
Avance Gas Holding Ltd.(c)	1,423	21,885
Bakkafrost P/F	3,703	193,425
Belships ASA	8,549	18,022
BlueNord ASA(a)	1,751	81,848
Borr Drilling Ltd.(b)	15,484	105,204
Borregaard ASA	6,979	119,615
BW Energy Ltd.(a)	4,900	13,922
BW Offshore Ltd.	6,460	17,999
Cadeler AS(a)	14,486	93,603
Cavendish Hydrogen ASA(a)(b)	2,508	4,277
Cool Co. Ltd.	1,723	21,003
Crayon Group Holding ASA(a)(b)(c)	5,611	66,942
DNO ASA	37,474	38,162
DOF Group ASA(a)	10,445	108,023
Elkem ASA(a)(c)	20,405	42,584
Entra ASA(a)(c)	5,566	62,567
Europris ASA(c)	11,774	70,251
Flex LNG Ltd.	2,420	65,254
Frontline PLC, NVS	10,861	267,678
Golden Ocean Group Ltd.	9,607	119,399
Grieg Seafood ASA	3,637	21,217
Hafnia Ltd.	20,743	164,356
Hoegh Autoliners ASA	9,307	101,731
Kitron ASA	12,943	43,152
Leroy Seafood Group ASA	19,550	84,933
MPC Container Ships ASA	28,329	59,435
NEL ASA(a)(b)	125,439	67,584
Norconsult Norge A/S, NVS	7,913	23,861
Nordic Semiconductor ASA(a)	13,746	170,015
Norwegian Air Shuttle ASA(a)(b)	53,239	55,561
Nykode Therapeutics ASA(a)(b)	13,537	18,634
Odfjell Drilling Ltd.	6,650	34,753
Odfjell SE, Class A	1,087	16,556
Protector Forsikring ASA	3,915	80,907
REC Silicon ASA(a)(b)	19,019	15,610
Scatec ASA(a)(c)	8,634	69,691
Schibsted ASA, Class A	5,452	156,705
Schibsted ASA, Class B	7,159	194,614
Security	Shares	Value
Norway (continued)
Seadrill Ltd.(a)	2,158	$118,835
SpareBank 1 Nord Norge	6,855	67,792
SpareBank 1 Oestlandet	2,641	36,385
SpareBank 1 SMN	9,502	141,834
SpareBank 1 SR-Bank ASA	13,775	176,838
Stolt-Nielsen Ltd.	1,756	68,884
Storebrand ASA	32,686	328,068
Subsea 7 SA	17,129	329,477
TGS ASA	14,377	175,804
TOMRA Systems ASA	17,771	292,925
Wallenius Wilhelmsen ASA	7,924	73,679
		5,061,267
Portugal — 0.7%
Altri SGPS SA	5,470	29,748
Banco Comercial Portugues SA, Class R	613,905	258,793
Corticeira Amorim SGPS SA	2,924	28,797
CTT-Correios de Portugal SA	6,089	27,517
Greenvolt Energias Renovaveis SA(a)(b)	4,354	39,205
Mota-Engil SGPS SA	6,544	25,677
Navigator Co. SA (The)	15,645	63,478
NOS SGPS SA	13,192	50,755
REN - Redes Energeticas Nacionais SGPS SA	29,113	73,830
Semapa-Sociedade de Investimento e Gestao	1,101	17,816
Sonae SGPS SA	60,117	61,320
		676,936
Singapore — 0.1%
BW LPG Ltd.(c)	6,093	99,013
Jurong Technologies Industrial Corp. Ltd.(d)	60,000	—
		99,013
Spain — 3.6%
Acerinox SA	14,035	147,473
Aedas Homes SA(c)	646	16,185
Almirall SA	6,456	64,359
Atresmedia Corp. de Medios de Comunicacion SA	6,800	34,380
Audax Renovables SA(a)	9,306	18,395
Bankinter SA	49,977	426,876
Cia. de Distribucion Integral Logista Holdings SA	4,530	134,152
Cie. Automotive SA	3,099	90,520
Construcciones y Auxiliar de Ferrocarriles SA	1,297	49,104
Distribuidora Internacional de Alimentacion SA(a)	1,072,953	14,747
eDreams ODIGEO SA(a)	6,902	50,495
Enagas SA	17,468	261,879
Ence Energia y Celulosa SA(a)	10,908	38,323
Faes Farma SA	22,859	87,512
Fluidra SA	7,264	161,832
Gestamp Automocion SA(c)	13,774	39,949
Global Dominion Access SA(c)	6,437	21,025
Grenergy Renovables SA(a)	1,018	38,560
Indra Sistemas SA	7,292	146,233
Inmobiliaria Colonial SOCIMI SA	19,942	116,008
Laboratorios Farmaceuticos Rovi SA	1,595	153,462
Lar Espana Real Estate SOCIMI SA	3,630	31,978
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	45,285	54,205
Mapfre SA	69,557	168,567
Melia Hotels International SA	8,145	62,365
Merlin Properties SOCIMI SA	29,232	333,826
Neinor Homes SA(c)	1,893	26,633
Pharma Mar SA	1,152	48,445
Prosegur Cash SA(c)	20,859	12,055
Prosegur Cia. de Seguridad SA	8,649	16,062
Schedule of Investments
56

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Sacyr SA	30,849	$108,989
Solaria Energia y Medio Ambiente SA(a)(b)	6,003	71,687
Talgo SA(c)	5,158	23,390
Tecnicas Reunidas SA(a)	3,660	45,662
Unicaja Banco SA(c)	79,702	107,280
Vidrala SA	1,583	164,747
Viscofan SA	3,007	200,500
		3,587,860
Sweden — 11.9%
AAK AB	13,429	386,447
AcadeMedia AB(c)	5,626	28,946
AddLife AB, Class B	8,844	129,669
Addnode Group AB, Class B	9,029	89,731
AddTech AB, Class B	19,211	619,917
AFRY AB	6,826	123,727
Alimak Group AB(c)	5,068	53,727
Alleima AB, NVS	13,776	100,110
Alligo AB	1,399	18,407
AQ Group AB	4,119	54,863
Arjo AB, Class B	16,163	62,642
Atrium Ljungberg AB, Class B	3,879	82,970
Attendo AB(c)	7,438	32,505
Avanza Bank Holding AB(b)	9,289	208,666
Axfood AB	8,129	201,608
Betsson AB	8,603	102,401
Better Collective A/S(a)(b)	2,759	63,248
Bilia AB, Class A	4,685	58,312
Billerud Aktiebolag	16,628	167,437
BioArctic AB, Class B(a)(c)	2,790	41,808
BioGaia AB, Class B	5,994	71,362
Biotage AB	5,190	97,314
BoneSupport Holding AB(a)(c)	4,125	116,246
Boozt AB(a)(c)	4,262	43,618
Bravida Holding AB(c)	14,963	121,113
Bufab AB	2,026	84,477
Bure Equity AB	4,091	153,267
Calliditas Therapeutics AB, Class B(a)	2,683	51,660
Camurus AB(a)	2,379	150,557
Castellum AB(a)	29,128	364,878
Catena AB	2,882	146,717
Cibus Nordic Real Estate AB publ	3,717	58,058
Clas Ohlson AB, Class B	2,996	47,594
Cloetta AB, Class B	14,541	31,202
Coor Service Management Holding AB(c)	7,306	29,465
Corem Property Group AB, Class B	44,699	39,917
Creades AB, Class A	3,993	28,976
Dios Fastigheter AB	7,340	58,916
Dometic Group AB(c)	22,207	152,363
Electrolux AB, Class B(a)	16,349	145,627
Electrolux Professional AB, Class B	17,493	110,113
Elekta AB, Class B	27,243	171,034
Embracer Group AB, Class B(a)(b)	56,237	143,894
Engcon AB(b)	2,834	27,681
Fabege AB	17,102	143,411
Fortnox AB	36,616	226,380
Granges AB	7,396	90,290
Hemnet Group AB	6,653	245,887
Hexatronic Group AB(a)	12,005	70,965
Hexpol AB	19,810	221,554
HMS Networks AB	2,284	88,856
Hufvudstaden AB, Class A	8,177	99,102
Instalco AB	15,793	75,225
Security	Shares	Value
Sweden (continued)
Investment AB Oresund	2,068	$24,025
INVISIO AB	2,705	63,227
Inwido AB	3,944	65,091
JM AB	4,461	86,970
Kindred Group PLC	16,263	192,103
Kinnevik AB	18,254	153,051
Lindab International AB	5,547	137,237
Loomis AB, Class B	5,354	170,606
Medicover AB, Class B	4,948	89,277
MEKO AB	3,109	32,631
Millicom International Cellular SA, SDR(a)	9,529	237,221
MIPS AB	1,994	99,287
Modern Times Group MTG AB, Class B(a)	6,392	49,084
Munters Group AB(c)	9,508	205,848
Mycronic AB	5,790	203,033
NCAB Group AB(b)	12,998	95,087
NCC AB, Class B	6,626	102,304
New Wave Group AB, Class B	6,633	70,242
Nolato AB, Class B	14,629	78,559
Nordnet AB publ	10,304	210,510
Norion Bank AB(a)	4,624	17,522
NP3 Fastigheter AB	2,146	51,299
Nyfosa AB	10,661	109,109
OX2 AB, Class B(a)	10,874	60,231
Pandox AB, Class B	6,821	126,538
Paradox Interactive AB	2,630	37,697
Peab AB, Class B	12,652	94,363
Platzer Fastigheter Holding AB, Class B	4,133	37,806
Ratos AB, Class B	14,688	47,260
Rusta AB(a)	3,872	26,846
Rvrc Holding AB	3,821	15,776
Samhallsbyggnadsbolaget i Norden AB	73,568	46,637
Scandic Hotels Group AB(a)(b)(c)	10,381	63,180
Sdiptech AB, Class B(a)	2,116	64,797
Sectra AB, Class B	10,177	231,722
Sinch AB(a)(c)	49,273	133,551
SkiStar AB	2,972	43,766
SSAB AB, Class A	16,800	86,674
SSAB AB, Class B	48,272	244,677
Stillfront Group AB(a)(b)	36,304	30,354
Storskogen Group AB	104,903	85,180
Surgical Science Sweden AB(a)(b)	2,523	30,640
Svolder AB	6,442	38,291
Sweco AB, Class B	14,958	241,744
SwedenCare AB	4,106	17,763
Synsam AB	3,940	18,525
Thule Group AB(c)	7,805	215,788
Troax Group AB	2,898	65,828
Truecaller AB, Class B(b)	15,797	50,033
VBG Group AB, Class B(b)	1,337	53,269
Vimian Group AB(a)(b)	12,770	40,304
Vitec Software Group AB, Class B	2,333	122,046
Vitrolife AB	5,518	118,672
Wallenstam AB, Class B	26,489	133,615
Wihlborgs Fastigheter AB	20,451	207,149
Xvivo Perfusion AB(a)	1,846	87,501
Yubico AB(a)	3,232	81,697
		11,878,103
Switzerland — 8.9%
Accelleron Industries AG, NVS	6,985	345,650
Allreal Holding AG, Registered	1,104	196,817
ALSO Holding AG, Registered	478	144,925
57
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
ams-OSRAM AG(a)	75,267	$101,058
Arbonia AG(a)	3,922	56,747
Aryzta AG(a)	72,541	138,874
Autoneum Holding AG	241	37,856
Basilea Pharmaceutica AG, Registered(a)	888	40,214
Belimo Holding AG, Registered	727	440,722
Bell Food Group AG, Registered	163	46,147
Bossard Holding AG, Class A, Registered	413	105,265
Bucher Industries AG, Registered	492	199,323
Burckhardt Compression Holding AG	225	156,769
Burkhalter Holding AG	509	51,378
Bystronic AG, Registered	110	39,569
Cembra Money Bank AG	2,217	193,593
Comet Holding AG, Registered	554	221,977
COSMO Pharmaceuticals NV	630	53,544
Daetwyler Holding AG, Bearer	565	117,538
DKSH Holding AG	2,644	207,243
DocMorris AG(a)	861	43,617
dormakaba Holding AG	232	140,513
Dottikon Es Holding AG(a)	263	75,674
EFG International AG	6,948	99,311
Emmi AG, Registered	158	166,145
Flughafen Zurich AG, Registered	1,475	341,365
Forbo Holding AG, Registered	73	78,633
Galenica AG(c)	3,696	321,471
Georg Fischer AG	5,759	423,148
Huber + Suhner AG, Registered	1,080	94,570
Implenia AG, Registered	901	32,652
Inficon Holding AG, Registered	126	187,875
Interroll Holding AG, Registered	50	161,560
Intershop Holding AG	378	50,441
Kardex Holding AG, Registered	460	140,088
Komax Holding AG, Registered(b)	274	41,643
Landis+Gyr Group AG	1,844	167,032
LEM Holding SA, Registered	35	51,117
Leonteq AG	683	20,659
Medacta Group SA(c)	515	73,928
Medmix AG(c)	1,833	25,310
Meier Tobler Group AG	338	10,854
Metall Zug AG, Class B, Registered	14	20,336
Mobilezone Holding AG, Registered	2,929	47,764
Mobimo Holding AG, Registered	531	159,039
Montana Aerospace AG(a)(c)	1,998	42,512
OC Oerlikon Corp. AG, Registered	13,940	78,415
Orior AG	487	30,811
PolyPeptide Group AG(a)(c)	1,074	35,883
PSP Swiss Property AG, Registered	3,390	453,009
Rieter Holding AG, Registered	199	23,561
Schweiter Technologies AG, NVS	73	34,265
Sensirion Holding AG(a)(b)(c)	694	65,105
SFS Group AG	1,314	191,893
Siegfried Holding AG, Registered	300	349,666
SKAN Group AG	822	74,263
Softwareone Holding AG	8,722	174,139
Stadler Rail AG	4,052	124,013
Sulzer AG, Registered	1,397	207,689
Swissquote Group Holding SA, Registered	805	256,753
Tecan Group AG, Registered	947	353,625
TX Group AG	193	35,533
u-blox Holding AG	532	48,670
Untrade Real Gold Mining(d)	27,000	—
Valiant Holding AG, Registered	1,175	133,463
Security	Shares	Value
Switzerland (continued)
Vetropack Holding AG, Class A, Registered	934	$35,487
Vontobel Holding AG, Registered	2,112	138,383
Ypsomed Holding AG, Registered	303	139,247
Zehnder Group AG, Registered	719	45,286
		8,941,625
United Kingdom — 32.1%
4imprint Group PLC	2,112	164,915
AB Dynamics PLC	1,224	30,998
abrdn PLC	136,055	297,551
Advanced Medical Solutions Group PLC	15,694	49,632
AG Barr PLC	7,379	61,132
Airtel Africa PLC(c)	70,267	103,021
AJ Bell PLC	22,734	134,146
Alfa Financial Software Holdings PLC(c)	8,600	20,674
Alpha Financial Markets Consulting PLC	7,968	51,011
Alpha Group International PLC	2,588	86,169
Alphawave IP Group PLC(a)	25,457	50,911
AO World PLC(a)	22,707	34,212
Ascential PLC	14,956	109,784
Ashmore Group PLC	34,077	75,621
Ashtead Technology Holdings PLC	5,797	64,761
ASOS PLC(a)(b)	3,528	16,418
Assura PLC	222,389	116,707
Aston Martin Lagonda Global Holdings PLC(a)(c)	14,991	30,054
Atalaya Mining PLC	7,010	34,244
Auction Technology Group PLC(a)(b)	7,522	49,122
B&M European Value Retail SA	74,120	446,349
Babcock International Group PLC	18,645	127,539
Balanced Commercial Property Trust Ltd.	52,797	58,778
Balfour Beatty PLC	39,470	213,720
Bank of Georgia Group PLC	2,519	148,090
Beazley PLC	49,399	434,193
Bellway PLC	8,912	327,230
Big Yellow Group PLC	13,994	217,626
Bodycote PLC	14,166	126,710
boohoo Group PLC(a)(b)	46,726	19,402
Breedon Group PLC	21,868	121,646
Bridgepoint Group PLC(c)	17,160	64,686
British Land Co. PLC (The)	65,127	345,193
Britvic PLC	17,518	286,075
Burford Capital Ltd.	14,524	204,825
Bytes Technology Group PLC	17,216	112,165
C&C Group PLC	28,322	58,255
Carnival PLC(a)	10,161	156,120
Centamin PLC	87,292	142,573
Central Asia Metals PLC	12,641	32,144
Chemring Group PLC	20,264	107,849
Clarkson PLC	2,155	125,636
Close Brothers Group PLC	10,847	71,364
CLS Holdings PLC	12,410	14,625
CMC Markets PLC(c)	8,400	36,013
Coats Group PLC	118,857	136,753
Computacenter PLC	6,383	221,018
ConvaTec Group PLC(c)	121,205	365,188
Craneware PLC	2,147	63,482
Cranswick PLC	4,050	248,089
Crest Nicholson Holdings PLC	17,860	60,883
Currys PLC(a)	69,092	72,256
Custodian Property Income REIT PLC	31,127	30,812
CVS Group PLC	5,253	76,984
Darktrace PLC(a)	31,518	239,699
Deliveroo PLC, Class A(a)(c)	79,356	134,559
Schedule of Investments
58

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Derwent London PLC	7,079	$209,127
Diploma PLC	9,984	570,837
Direct Line Insurance Group PLC	96,929	235,154
DiscoverIE Group PLC	7,027	61,160
Diversified Energy Co. PLC	3,456	57,096
Domino's Pizza Group PLC	27,208	113,134
Dowlais Group PLC	101,943	83,982
Dr. Martens PLC	43,173	39,472
Drax Group PLC	28,414	237,672
DS Smith PLC	101,812	595,198
Dunelm Group PLC	8,882	140,877
easyJet PLC	22,489	130,284
Elementis PLC	44,458	91,330
Empiric Student Property PLC	44,308	54,904
Energean PLC	11,412	146,560
Essentra PLC	21,640	47,571
Evoke PLC(a)	27,849	21,141
FD Technologies PLC(a)	1,726	33,860
FDM Group Holdings PLC	6,839	37,409
Fevertree Drinks PLC	7,744	91,838
Finablr PLC(a)(c)(d)	20,497	—
Firstgroup PLC	46,430	104,693
Forterra PLC(c)	15,237	34,300
Frasers Group PLC(a)	8,225	94,931
Future PLC	7,664	110,303
Games Workshop Group PLC	2,435	322,964
Gamma Communications PLC	6,795	129,807
GB Group PLC	18,927	84,723
Genuit Group PLC	18,481	121,446
Genus PLC	4,927	115,462
Grafton Group PLC	13,258	184,701
Grainger PLC	51,625	160,352
Great Portland Estates PLC	24,449	110,323
Greatland Gold PLC(a)	338,844	30,884
Greencore Group PLC(a)	34,519	79,965
Greggs PLC	7,558	304,373
Halfords Group PLC	16,324	32,443
Hammerson PLC	318,293	117,926
Harbour Energy PLC	43,329	174,273
Hays PLC	118,141	143,178
Helios Towers PLC(a)	55,177	89,458
Hill & Smith PLC	5,892	174,168
Hilton Food Group PLC	5,502	66,063
Hiscox Ltd.	25,607	418,181
Hochschild Mining PLC(a)	25,234	58,890
Hollywood Bowl Group PLC	12,500	53,431
Home REIT PLC(a)(d)	61,201	19,459
Howden Joinery Group PLC	40,616	491,055
Hunting PLC	11,165	65,566
Ibstock PLC(c)	29,660	70,006
IG Group Holdings PLC	28,056	338,824
IMI PLC	19,326	470,722
Impact Healthcare REIT PLC, Class B	24,117	27,129
Impax Asset Management Group PLC	7,077	36,983
Inchcape PLC	27,872	303,120
Indivior PLC, NVS(a)	8,582	117,884
IntegraFin Holdings PLC	22,380	110,767
Intermediate Capital Group PLC	21,622	610,318
International Distributions Services PLC(a)	50,356	223,425
International Workplace Group PLC	56,667	125,818
Investec PLC	47,686	377,579
IP Group PLC	75,242	40,335
Security	Shares	Value
United Kingdom (continued)
ITM Power PLC(a)(b)	32,430	$21,801
ITV PLC	267,152	274,845
J D Wetherspoon PLC(a)	6,299	60,449
JET2 PLC	12,673	232,648
John Wood Group PLC(a)	48,460	127,087
Johnson Matthey PLC	13,773	290,199
Johnson Service Group PLC	30,100	62,996
JTC PLC(c)	11,816	159,720
Judges Scientific PLC	449	57,144
Jupiter Fund Management PLC	31,345	35,443
Just Group PLC	76,909	119,358
Kainos Group PLC	6,419	90,606
Keller Group PLC	5,432	104,048
Keywords Studios PLC	5,968	183,211
Kier Group PLC	32,228	67,075
Lancashire Holdings Ltd.	18,270	148,908
Learning Technologies Group PLC	44,067	40,788
Liontrust Asset Management PLC	4,781	41,003
LondonMetric Property PLC	150,825	389,954
Man Group PLC/Jersey	88,775	279,489
Marks & Spencer Group PLC	150,809	636,949
Marlowe PLC	6,010	33,995
Marshalls PLC	16,571	74,134
Me Group International PLC	15,717	39,036
Mitchells & Butlers PLC(a)	19,724	79,013
Mitie Group PLC	94,718	147,579
Mobico Group PLC	36,928	26,752
Molten Ventures PLC(a)	12,385	59,525
MONY Group PLC	36,270	110,719
Moonpig Group PLC(a)	24,178	67,926
Morgan Advanced Materials PLC	21,393	93,735
Morgan Sindall Group PLC	3,307	122,149
NCC Group PLC	21,457	40,708
Network International Holdings PLC(a)(c)	35,204	177,406
Next 15 Group PLC	6,300	69,084
Ninety One PLC	21,767	48,476
Ocado Group PLC(a)	39,633	207,248
OSB Group PLC	28,875	191,051
Oxford Instruments PLC	3,853	124,326
Oxford Nanopore Technologies PLC(a)	42,469	65,952
Pagegroup PLC	23,431	129,087
Pan African Resources PLC	138,213	52,416
Paragon Banking Group PLC	15,929	164,599
Penno Group PLC	21,255	169,931
Pets at Home Group PLC	33,117	130,616
Picton Property Income Ltd.	38,544	36,365
Playtech PLC(a)	18,040	131,031
Plus500 Ltd.	5,740	173,113
Polar Capital Holdings PLC	7,012	54,363
Premier Foods PLC	48,547	112,337
Primary Health Properties PLC	98,035	116,776
PRS REIT PLC (The)	38,489	40,573
PZ Cussons PLC	16,581	22,541
QinetiQ Group PLC	38,024	236,219
Quilter PLC(c)	103,028	177,083
Rank Group PLC(a)	17,251	15,746
Rathbones Group PLC	4,634	114,720
Redrow PLC	19,429	186,392
Renew Holdings PLC	5,814	81,426
Renewi PLC	5,323	46,189
Renishaw PLC	2,691	131,008
RHI Magnesita NV	1,406	66,356
59
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Europe Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Rightmove PLC	58,841	$437,180
Rotork PLC	63,508	295,571
RS Group PLC	35,036	368,082
RWS Holdings PLC	21,488	52,684
Safestore Holdings PLC	16,116	167,468
Savills PLC	10,838	177,782
Serco Group PLC	81,452	200,147
Serica Energy PLC	20,671	35,108
Shaftesbury Capital PLC	117,300	229,661
SIG PLC(a)	55,139	17,367
Sirius Real Estate Ltd.	110,862	135,152
Softcat PLC	9,738	203,728
Spectris PLC	7,440	291,851
Spire Healthcare Group PLC(c)	20,652	67,999
Spirent Communications PLC	42,487	94,900
SSP Group PLC	58,751	138,166
St. James's Place PLC	41,099	362,031
SThree PLC	9,996	52,760
Supermarket Income REIT PLC	91,020	87,665
Target Healthcare REIT PLC	45,510	47,711
Tate & Lyle PLC	29,691	250,963
TBC Bank Group PLC	3,033	120,871
Team17 Group PLC(a)	8,331	31,059
Telecom Plus PLC	5,248	128,248
THG PLC, Class B(a)	54,917	47,000
TI Fluid Systems PLC(c)	28,700	48,604
TP ICAP Group PLC	56,756	161,612
Trainline PLC(a)(c)	33,064	144,774
Travis Perkins PLC	15,843	194,678
Tritax Big Box REIT PLC	165,019	350,760
Trustpilot Group PLC(a)(c)	26,419	70,813
Tullow Oil PLC(a)	90,398	35,584
UNITE Group PLC (The)	28,733	352,187
Urban Logistics REIT PLC	34,068	54,460
Vesuvius PLC	16,142	100,144
Victrex PLC	6,094	86,176
Virgin Money U.K. PLC	82,659	228,588
Vistry Group PLC(a)	23,929	426,207
Volex PLC	9,577	43,677
Volution Group PLC	14,386	101,314
Warehouse REIT PLC	31,588	34,846
Watches of Switzerland Group PLC(a)(c)	17,422	91,364
Weir Group PLC (The)	19,189	500,925
WH Smith PLC	9,677	164,654
Wickes Group PLC	19,614	38,074
Workspace Group PLC	10,552	83,190
Yellow Cake PLC(a)(c)	16,346	116,981
YouGov PLC	7,910	46,979
Young & Co's Brewery PLC, Series A, Class A	1,712	21,965
Zigup PLC	16,512	90,135
		32,195,713
Total Common Stocks — 98.6% (Cost: $125,338,513)		98,848,018
Preferred Stocks
Germany — 0.5%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	631	33,184
Security	Shares	Value
Germany (continued)
Einhell Germany AG, Preference Shares, NVS	136	$26,199
Fuchs Petrolub SE, Preference Shares, NVS	5,137	223,209
Jungheinrich AG, Preference Shares, NVS	3,614	114,401
Schaeffler AG, Preference Shares, NVS	9,525	52,168
Sixt SE, Preference Shares, NVS	1,226	67,984
STO SE & Co. KGaA, Preference Shares, NVS	197	26,369
		543,514
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	2,788	80,374
Total Preferred Stocks — 0.6% (Cost: $731,081)		623,888
Warrants
Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(b)	5,910	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.2% (Cost: $126,069,594)		99,471,906
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	3,438,859	3,440,235
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(f)(g)	30,000	30,000
Total Short-Term Securities — 3.5% (Cost: $3,469,197)		3,470,235
Total Investments — 102.7% (Cost: $129,538,791)		102,942,141
Liabilities in Excess of Other Assets — (2.7)%		(2,717,477)
Net Assets — 100.0%		$100,224,664

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
60

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Europe Small-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,088,328	$—	$(2,648,385)(a)	$354	$(62)	$3,440,235	3,438,859	$100,547 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	—	(10,000)(a)	—	—	30,000	30,000	3,674	—
				$354	$(62)	$3,470,235		$104,221	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	8	09/20/24	$424	$(1,632)
FTSE 100 Index	3	09/20/24	323	6,537
				$4,905
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$6,537	$—	$—	$—	$6,537
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,632	$—	$—	$—	$1,632

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$90,801	$—	$—	$—	$90,801
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(22,760)	$—	$—	$—	$(22,760)
61
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Europe Small-Cap ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,056,232
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$15,773,369	$83,055,190	$19,459	$98,848,018
Preferred Stocks	26,199	597,689	—	623,888
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	3,470,235	—	—	3,470,235
	$19,269,803	$83,652,879	$19,459	$102,942,141
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$6,537	$—	$6,537
Liabilities
Equity Contracts	—	(1,632)	—	(1,632)
	$—	$4,905	$—	$4,905

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
62

Schedule of Investments
July 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.0%
Ampol Ltd.	1,107	$24,249
ANZ Group Holdings Ltd.	12,435	236,576
APA Group	5,370	27,834
Aristocrat Leisure Ltd.	2,453	87,361
ASX Ltd.	735	31,316
Aurizon Holdings Ltd.	6,162	15,025
BHP Group Ltd.	21,027	584,024
BlueScope Steel Ltd.	2,174	31,569
Brambles Ltd.	6,305	64,277
CAR Group Ltd.	1,476	33,757
Cochlear Ltd.	290	65,527
Coles Group Ltd.	5,880	69,688
Commonwealth Bank of Australia	6,862	618,336
Computershare Ltd.	2,220	40,040
CSL Ltd.	1,991	404,099
Dexus	4,349	20,051
Endeavour Group Ltd./Australia	5,138	18,480
Fortescue Ltd.	7,172	89,240
Goodman Group	7,243	167,213
GPT Group (The)	7,869	23,969
Insurance Australia Group Ltd.	8,937	43,236
James Hardie Industries PLC(a)	1,804	64,806
Lottery Corp. Ltd. (The)	8,588	27,985
Macquarie Group Ltd.	1,484	204,236
Medibank Pvt Ltd.	11,434	29,767
Mineral Resources Ltd.	683	24,426
Mirvac Group	17,915	25,224
National Australia Bank Ltd.	12,909	326,038
Northern Star Resources Ltd.	4,488	41,654
Orica Ltd.	1,617	19,027
Origin Energy Ltd.	7,311	50,164
Pilbara Minerals Ltd.(b)	10,344	19,994
Pro Medicus Ltd.	238	22,455
Qantas Airways Ltd.(a)	3,056	12,947
QBE Insurance Group Ltd.	6,359	75,049
Ramsay Health Care Ltd.	735	22,383
REA Group Ltd.	260	34,957
Reece Ltd.	1,199	21,728
Rio Tinto Ltd.	1,609	123,639
Santos Ltd.	13,052	68,039
Scentre Group	23,177	52,853
SEEK Ltd.	1,292	18,710
Seven Group Holdings Ltd.	672	17,241
Sonic Healthcare Ltd.	1,757	31,842
South32 Ltd.	20,044	40,202
Stockland	10,412	31,449
Suncorp Group Ltd.	5,092	59,246
Telstra Group Ltd.	17,637	45,579
Transurban Group	12,903	110,112
Treasury Wine Estates Ltd.	3,171	25,636
Vicinity Ltd.	13,655	18,934
Washington H Soul Pattinson & Co. Ltd.	874	20,343
Wesfarmers Ltd.	4,627	223,309
Westpac Banking Corp.	14,366	280,752
WiseTech Global Ltd.	765	47,936
Woodside Energy Group Ltd.	7,688	139,420
Woolworths Group Ltd.	5,040	113,718
Xero Ltd.(a)	615	56,037
		5,243,704
Security	Shares	Value
Austria — 0.1%
Erste Group Bank AG	1,478	$76,880
OMV AG	642	26,861
Verbund AG	283	22,724
voestalpine AG	503	12,900
		139,365
Belgium — 0.3%
Ageas SA/NV	550	26,258
Anheuser-Busch InBev SA/NV	3,730	221,466
Argenx SE(a)	243	124,242
D'ieteren Group	100	22,982
Elia Group SA/NV	145	15,060
Groupe Bruxelles Lambert NV	457	34,105
KBC Group NV	1,014	78,429
Lotus Bakeries NV	2	21,732
Sofina SA	94	22,210
Syensqo SA	329	29,093
UCB SA	504	84,215
Umicore SA	828	11,372
Warehouses De Pauw CVA	611	16,551
		707,715
Canada — 3.2%
Agnico Eagle Mines Ltd.	2,004	154,627
Air Canada(a)(b)	549	6,326
Alimentation Couche-Tard Inc.	3,170	195,414
AltaGas Ltd.	1,420	33,858
ARC Resources Ltd.	2,795	48,363
Bank of Montreal	3,015	254,298
Bank of Nova Scotia (The)	5,083	237,353
Barrick Gold Corp.	7,030	130,248
BCE Inc.	283	9,546
Brookfield Asset Management Ltd.	1,431	62,458
Brookfield Corp., Class A	5,741	279,971
Brookfield Renewable Corp., Class A	503	14,139
BRP Inc.	153	11,085
CAE Inc.(a)	1,176	21,397
Cameco Corp.	1,895	86,251
Canadian Apartment Properties REIT	329	11,438
Canadian Imperial Bank of Commerce	3,903	201,843
Canadian National Railway Co.	2,278	263,711
Canadian Natural Resources Ltd.	9,032	320,681
Canadian Pacific Kansas City Ltd.	3,841	322,103
Canadian Tire Corp. Ltd., Class A, NVS	172	17,663
Canadian Utilities Ltd., Class A, NVS	549	12,856
CCL Industries Inc., Class B, NVS	596	32,424
Cenovus Energy Inc.	5,893	118,744
CGI Inc.(a)	846	96,466
Constellation Software Inc./Canada	83	261,885
Descartes Systems Group Inc. (The)(a)	343	34,885
Dollarama Inc.	1,185	111,089
Element Fleet Management Corp.	1,600	30,606
Emera Inc.	1,293	46,676
Empire Co. Ltd., NVS	596	15,756
Enbridge Inc.	8,696	325,443
Fairfax Financial Holdings Ltd.	87	102,601
First Quantum Minerals Ltd.	3,316	40,590
FirstService Corp.	189	32,954
Fortis Inc./Canada	2,149	89,842
Franco-Nevada Corp.	781	100,645
George Weston Ltd.	249	38,562
GFL Environmental Inc.	960	37,249
Gildan Activewear Inc.	542	22,070
63
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Great-West Lifeco Inc.	1,200	$36,044
Hydro One Ltd.(c)	1,339	41,965
iA Financial Corp. Inc.	457	30,902
IGM Financial Inc.	336	9,520
Imperial Oil Ltd.	755	54,088
Intact Financial Corp.	735	133,569
Ivanhoe Mines Ltd., Class A(a)(b)	2,453	32,069
Keyera Corp.	828	23,359
Kinross Gold Corp.	4,767	43,332
Loblaw Companies Ltd.	612	75,467
Lundin Mining Corp.	2,685	27,110
Magna International Inc.	1,154	51,212
Manulife Financial Corp.	7,246	193,031
MEG Energy Corp.(a)	1,179	24,431
Metro Inc./CN	906	53,954
National Bank of Canada	1,385	115,844
Northland Power Inc.	781	13,061
Nutrien Ltd.	1,975	101,293
Onex Corp.	330	22,613
Open Text Corp.	1,060	33,413
Pan American Silver Corp.	1,483	34,093
Parkland Corp.	596	16,719
Pembina Pipeline Corp.	2,397	92,901
Power Corp. of Canada	2,406	69,637
Quebecor Inc., Class B	549	12,128
RB Global Inc.	735	58,554
Restaurant Brands International Inc.	1,280	89,623
RioCan REIT	596	7,718
Rogers Communications Inc., Class B, NVS	1,554	60,093
Royal Bank of Canada	5,829	651,358
Saputo Inc.	1,200	27,578
Shopify Inc., Class A(a)	5,014	307,090
Stantec Inc.	450	39,594
Sun Life Financial Inc.	2,520	125,101
Suncor Energy Inc.	5,358	213,986
TC Energy Corp.	4,216	179,004
Teck Resources Ltd., Class B	1,935	94,854
TELUS Corp.	1,803	29,109
TFI International Inc.	330	51,367
Thomson Reuters Corp.	643	104,205
TMX Group Ltd.	1,192	36,227
Toromont Industries Ltd.	330	30,690
Toronto-Dominion Bank (The)	7,290	430,488
Tourmaline Oil Corp.	1,246	54,825
West Fraser Timber Co. Ltd.	244	21,637
Wheaton Precious Metals Corp.	1,927	115,217
WSP Global Inc.	535	88,869
		8,393,058
Denmark — 1.0%
AP Moller - Maersk A/S, Class A	11	17,869
AP Moller - Maersk A/S, Class B, NVS	20	33,087
Carlsberg A/S, Class B	423	51,080
Coloplast A/S, Class B	531	69,030
Danske Bank A/S	2,871	87,802
Demant A/S(a)	457	17,521
DSV A/S	706	129,512
Genmab A/S(a)	283	79,939
Novo Nordisk A/S, Class B	13,454	1,782,559
Novonesis (Novozymes) B, Class B	1,588	101,088
Orsted A/S(a)(c)	752	44,822
Pandora A/S	334	52,355
Rockwool A/S, Class B	48	21,217
Security	Shares	Value
Denmark (continued)
Tryg A/S	1,618	$35,425
Vestas Wind Systems A/S(a)	3,978	98,444
		2,621,750
Finland — 0.3%
Elisa OYJ	642	29,893
Fortum OYJ	1,895	29,139
Kesko OYJ, Class B	1,107	20,024
Kone OYJ, Class B	1,338	68,324
Metso OYJ	2,701	27,444
Neste OYJ	1,710	34,513
Nokia OYJ	21,295	83,687
Nordea Bank Abp	13,068	152,918
Orion OYJ, Class B	410	18,845
Sampo OYJ, Class A	1,891	82,892
Stora Enso OYJ, Class R	2,174	27,177
UPM-Kymmene OYJ	2,257	74,653
Wartsila OYJ Abp	1,756	36,288
		685,797
France — 3.0%
Accor SA	782	30,094
Aeroports de Paris SA	141	18,525
Air Liquide SA	2,384	434,981
Airbus SE	2,481	375,441
Alstom SA(a)	1,234	24,177
Amundi SA(c)	282	20,581
ArcelorMittal SA	2,126	48,410
Arkema SA	282	25,448
AXA SA	7,388	259,391
BioMerieux	188	19,839
BNP Paribas SA	4,281	293,307
Bollore SE	3,432	21,364
Bouygues SA	875	30,210
Bureau Veritas SA	1,390	43,492
Capgemini SE	635	126,062
Carrefour SA	2,360	35,205
Cie. de Saint-Gobain SA	1,817	155,873
Cie. Generale des Etablissements Michelin SCA	2,780	110,057
Covivio SA/France	236	12,149
Credit Agricole SA	4,679	71,006
Danone SA	2,688	174,626
Dassault Aviation SA	95	19,127
Dassault Systemes SE	2,777	105,273
Edenred SE	967	40,265
Eiffage SA	329	32,743
Engie SA	7,954	125,038
EssilorLuxottica SA	1,196	273,692
Eurazeo SE	188	14,791
Eurofins Scientific SE	504	29,839
Euronext NV(c)	363	36,700
Gecina SA	208	20,621
Getlink SE	1,417	25,251
Hermes International SCA	131	286,279
Ipsen SA	141	15,831
Kering SA	299	91,834
Klepierre SA	874	25,027
La Francaise des Jeux SAEM(c)	363	14,084
Legrand SA	1,047	113,125
L'Oreal SA	988	427,258
LVMH Moet Hennessy Louis Vuitton SE	1,149	810,461
Orange SA	7,552	83,807
Pernod Ricard SA	822	109,989
Schedule of Investments
64

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Publicis Groupe SA	968	$101,056
Remy Cointreau SA	95	7,496
Renault SA	781	37,849
Rexel SA	924	23,476
Safran SA	1,382	303,615
Sanofi SA	4,657	480,102
Sartorius Stedim Biotech	119	23,746
Schneider Electric SE	2,269	546,909
SEB SA	95	9,506
Societe Generale SA	2,882	74,750
Sodexo SA	376	35,610
STMicroelectronics NV	2,846	94,097
Teleperformance SE	235	30,253
Thales SA	423	67,237
TotalEnergies SE	8,803	593,906
Unibail-Rodamco-Westfield, New	479	35,820
Veolia Environnement SA	2,777	87,236
Vinci SA	2,077	237,023
Vivendi SE	2,917	31,127
		7,852,087
Germany — 2.2%
adidas AG	661	165,645
Allianz SE, Registered	1,613	454,326
BASF SE	3,837	178,640
Bayer AG, Registered	4,064	120,907
Bayerische Motoren Werke AG	1,318	122,243
Bechtle AG	330	14,584
Beiersdorf AG	410	59,510
Brenntag SE	540	38,414
Carl Zeiss Meditec AG, Bearer	141	9,646
Commerzbank AG	4,534	73,915
Continental AG	423	25,932
Covestro AG(a)(c)	736	43,327
CTS Eventim AG & Co. KGaA	254	22,373
Daimler Truck Holding AG	2,209	85,287
Delivery Hero SE, Class A(a)(c)	642	14,283
Deutsche Bank AG, Registered	7,718	120,134
Deutsche Boerse AG	781	159,924
Deutsche Lufthansa AG, Registered(b)	1,989	12,465
Deutsche Post AG, Registered	4,071	181,589
Deutsche Telekom AG, Registered	13,607	355,925
E.ON SE	9,215	129,223
Evonik Industries AG	921	18,652
Fresenius Medical Care AG & Co. KGaA	782	30,176
Fresenius SE & Co. KGaA(a)	1,710	61,271
GEA Group AG	753	33,249
Hannover Rueck SE	236	58,597
Heidelberg Materials AG	596	62,091
Henkel AG & Co. KGaA	456	35,332
Infineon Technologies AG	5,371	186,579
Knorr-Bremse AG	329	26,457
LEG Immobilien SE	283	24,687
Mercedes-Benz Group AG	3,271	216,228
Merck KGaA	548	97,912
MTU Aero Engines AG	236	66,827
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	572	281,724
Nemetschek SE	236	22,542
Puma SE	410	20,345
Qiagen NV, NVS	897	39,911
Rational AG	17	14,881
Rheinmetall AG	171	93,136
Security	Shares	Value
Germany (continued)
RWE AG	2,524	$94,198
SAP SE	4,327	914,815
Scout24 SE(c)	384	30,358
Siemens AG, Registered	3,132	573,460
Siemens Energy AG(a)	2,497	72,509
Siemens Healthineers AG(b)(c)	1,107	59,334
Symrise AG, Class A	575	72,468
Talanx AG(a)	255	19,373
Volkswagen AG	141	16,636
Vonovia SE	3,067	94,035
Zalando SE(a)(c)	921	23,600
		5,749,675
Hong Kong — 0.5%
AIA Group Ltd.	46,400	310,363
BOC Hong Kong Holdings Ltd.	15,500	45,094
CK Asset Holdings Ltd.	7,836	29,942
CK Hutchison Holdings Ltd.	10,836	56,608
CK Infrastructure Holdings Ltd.	4,000	26,679
CLP Holdings Ltd.	7,000	60,078
Futu Holdings Ltd., ADR(a)	203	12,846
Galaxy Entertainment Group Ltd.	10,000	42,039
Hang Seng Bank Ltd.	3,400	41,636
Henderson Land Development Co. Ltd.	8,523	23,940
HKT Trust & HKT Ltd., Class SS	12,740	15,430
Hong Kong & China Gas Co. Ltd.	48,618	39,617
Hong Kong Exchanges & Clearing Ltd.	3,500	103,240
Hongkong Land Holdings Ltd.	4,800	15,502
Jardine Matheson Holdings Ltd.	800	28,183
Link REIT	10,440	44,047
MTR Corp. Ltd.	8,000	25,881
Power Assets Holdings Ltd.	6,500	41,428
Sands China Ltd.(a)	13,200	24,745
Sino Land Co. Ltd.	24,000	24,825
SITC International Holdings Co. Ltd.	4,000	8,927
Sun Hung Kai Properties Ltd.	6,000	51,951
Swire Pacific Ltd., Class A	1,500	12,940
Swire Properties Ltd.	4,000	6,317
Techtronic Industries Co. Ltd.	5,393	69,066
WH Group Ltd.(c)	31,000	20,151
Wharf Holdings Ltd. (The)	3,000	8,226
Wharf Real Estate Investment Co. Ltd.	6,000	14,751
		1,204,452
Ireland — 0.2%
AIB Group PLC	6,205	35,592
Bank of Ireland Group PLC	4,325	48,980
CRH PLC	2,878	246,645
Kerry Group PLC, Class A	643	60,118
Kingspan Group PLC	642	60,068
Smurfit WestRock PLC(a)	841	37,311
Smurfit WestRock PLC	1,294	58,023
		546,737
Israel — 0.2%
Azrieli Group Ltd.	188	11,539
Bank Hapoalim BM	4,826	44,285
Bank Leumi Le-Israel BM	5,896	50,809
Check Point Software Technologies Ltd.(a)	351	64,391
CyberArk Software Ltd.(a)	155	39,739
Elbit Systems Ltd.	141	25,237
Global-e Online Ltd.(a)(b)	376	12,904
ICL Group Ltd.	2,963	12,403
Isracard Ltd.	0	1
65
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Israel Discount Bank Ltd., Class A	4,999	$25,520
Mizrahi Tefahot Bank Ltd.	504	18,188
Monday.com Ltd.(a)	165	37,919
Nice Ltd.(a)	283	51,078
Teva Pharmaceutical Industries Ltd., ADR(a)	4,441	77,407
Wix.com Ltd.(a)	235	36,642
		508,062
Italy — 0.7%
Amplifon SpA	503	15,976
Banco BPM SpA	5,005	34,653
Davide Campari-Milano NV	2,452	22,113
DiaSorin SpA	95	10,362
Enel SpA	33,470	238,948
Eni SpA	9,093	145,486
Ferrari NV	517	212,783
FinecoBank Banca Fineco SpA	2,496	42,373
Generali	4,349	112,565
Infrastrutture Wireless Italiane SpA(c)	1,933	21,509
Intesa Sanpaolo SpA	60,327	244,978
Leonardo SpA	939	22,372
Mediobanca Banca di Credito Finanziario SpA	1,948	31,622
Moncler SpA	867	51,696
Nexi SpA(a)(c)	2,634	16,167
Poste Italiane SpA(c)	2,174	29,431
Prysmian SpA	1,128	77,544
Recordati Industria Chimica e Farmaceutica SpA	456	24,826
Snam SpA	7,589	36,265
Stellantis NV	9,072	151,176
Telecom Italia SpA/Milano(a)(b)	40,843	10,011
Tenaris SA, NVS	1,942	30,813
Terna - Rete Elettrica Nazionale	5,463	45,492
UniCredit SpA	6,283	258,072
		1,887,233
Netherlands — 1.3%
ABN AMRO Bank NV, CVA(c)	1,895	33,081
Adyen NV(a)(c)	90	110,091
Aegon Ltd.	6,019	38,950
AerCap Holdings NV	823	77,321
Akzo Nobel NV	735	45,447
ASM International NV	143	98,387
ASML Holding NV	1,659	1,544,813
ASR Nederland NV	658	33,059
BE Semiconductor Industries NV	311	40,064
Coca-Cola Europacific Partners PLC	923	68,090
DSM-Firmenich AG	779	99,454
EXOR NV, NVS	423	43,363
Heineken Holding NV	576	42,446
Heineken NV	1,179	104,625
IMCD NV	236	33,935
ING Groep NV	13,703	248,722
InPost SA(a)	824	14,276
JDE Peet's NV	329	7,235
Koninklijke Ahold Delhaize NV	3,950	127,250
Koninklijke KPN NV	16,573	65,301
Koninklijke Philips NV(a)	3,342	93,876
NN Group NV	1,119	56,156
OCI NV	428	10,315
Prosus NV	5,955	207,730
Randstad NV	503	24,499
Universal Music Group NV	3,337	79,502
Security	Shares	Value
Netherlands (continued)
Wolters Kluwer NV	1,020	$170,758
		3,518,746
New Zealand — 0.0%
Auckland International Airport Ltd.	5,906	26,292
Fisher & Paykel Healthcare Corp. Ltd.	2,360	45,560
Mercury NZ Ltd.	2,824	11,563
Meridian Energy Ltd.	5,510	21,315
Spark New Zealand Ltd.	7,264	18,668
		123,398
Norway — 0.2%
Aker BP ASA	1,342	32,495
DNB Bank ASA	3,606	74,500
Equinor ASA	3,733	98,851
Gjensidige Forsikring ASA	829	14,025
Kongsberg Gruppen ASA	358	35,999
Mowi ASA	1,786	30,145
Norsk Hydro ASA	5,462	30,297
Orkla ASA	3,280	27,681
Salmar ASA	239	13,751
Telenor ASA	3,056	36,412
Yara International ASA	689	19,627
		413,783
Portugal — 0.0%
EDP Renovaveis SA	1,190	18,500
EDP SA	12,275	50,591
Galp Energia SGPS SA	2,127	44,723
Jeronimo Martins SGPS SA	1,153	20,152
		133,966
Singapore — 0.4%
CapitaLand Ascendas REIT	14,277	29,147
CapitaLand Integrated Commercial Trust	25,131	39,256
CapitaLand Investment Ltd./Singapore(b)	11,300	22,911
DBS Group Holdings Ltd.	8,140	223,064
Genting Singapore Ltd.	23,500	14,933
Grab Holdings Ltd., Class A(a)	9,087	29,987
Keppel Ltd.	5,100	25,382
Oversea-Chinese Banking Corp. Ltd.	14,125	157,220
Sea Ltd., ADR(a)	1,622	106,566
Sembcorp Industries Ltd.	3,300	11,799
Singapore Airlines Ltd.(b)	5,300	27,697
Singapore Exchange Ltd.	2,900	21,382
Singapore Technologies Engineering Ltd.	5,500	18,209
Singapore Telecommunications Ltd.	24,500	56,758
Singapore Telecommunications Ltd.	8,400	19,441
United Overseas Bank Ltd.	5,100	123,668
Wilmar International Ltd.	9,500	22,653
		950,073
Spain — 0.7%
Acciona SA	99	12,835
ACS Actividades de Construccion y Servicios SA	862	38,511
Aena SME SA(c)	329	62,509
Amadeus IT Group SA	1,969	129,680
Banco Bilbao Vizcaya Argentaria SA	24,517	256,968
Banco de Sabadell SA	22,612	47,717
Banco Santander SA	65,254	314,795
CaixaBank SA	15,471	90,231
Cellnex Telecom SA(c)	1,892	65,987
Endesa SA	1,247	24,197
Ferrovial SE	2,070	82,315
Grifols SA(a)	1,247	12,595
Iberdrola SA	24,582	324,684
Schedule of Investments
66

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Industria de Diseno Textil SA	4,559	$221,517
Redeia Corp. SA	961	17,062
Repsol SA	5,223	74,495
Telefonica SA	19,018	86,137
		1,862,235
Sweden — 0.9%
Alfa Laval AB	1,056	46,692
Assa Abloy AB, Class B	4,230	128,822
Atlas Copco AB, Class A	11,112	197,768
Atlas Copco AB, Class B	6,486	101,479
Beijer Ref AB, Class B	1,378	21,882
Boliden AB	1,060	32,418
Epiroc AB	2,778	51,852
Epiroc AB, Class B	1,617	27,189
EQT AB	1,655	53,589
Essity AB, Class B	2,453	68,969
Evolution AB(c)	800	77,495
Fastighets AB Balder, Class B(a)	2,500	18,436
Getinge AB, Class B	921	17,985
H & M Hennes & Mauritz AB, Class B	2,335	36,327
Hexagon AB, Class B	8,672	88,319
Holmen AB, Class B	381	14,978
Husqvarna AB, Class B	1,293	8,732
Industrivarden AB, Class A	503	17,255
Industrivarden AB, Class C	596	20,203
Indutrade AB	1,108	32,581
Investment AB Latour, Class B	596	17,502
Investor AB, Class B	7,402	210,144
L E Lundbergforetagen AB, Class B	330	16,683
Lifco AB, Class B	922	27,352
Nibe Industrier AB, Class B	5,834	25,636
Saab AB	1,324	30,572
Sagax AB, Class B	1,016	25,100
Sandvik AB	4,488	91,878
Securitas AB, Class B	2,179	23,441
Skandinaviska Enskilda Banken AB, Class A	6,440	99,044
Skanska AB, Class B	1,525	29,816
SKF AB, Class B	1,142	21,231
Svenska Cellulosa AB SCA, Class B	2,314	31,456
Svenska Handelsbanken AB, Class A	6,354	64,136
Swedbank AB, Class A	3,745	79,633
Swedish Orphan Biovitrum AB(a)	780	20,379
Tele2 AB, Class B	1,744	17,956
Telefonaktiebolaget LM Ericsson, Class B	12,038	82,772
Telia Co. AB	10,784	31,342
Trelleborg AB, Class B	894	33,223
Volvo AB, Class A	828	21,525
Volvo AB, Class B	6,567	167,595
Volvo Car AB(a)	2,423	6,875
		2,238,262
Switzerland — 2.6%
ABB Ltd., Registered	6,592	365,900
Adecco Group AG, Registered	689	23,452
Alcon Inc.	2,042	193,346
Avolta AG, Registered	401	15,130
Bachem Holding AG	96	8,615
Baloise Holding AG, Registered	188	33,645
Banque Cantonale Vaudoise, Registered	119	12,632
Barry Callebaut AG, Registered	12	19,308
BKW AG	81	14,652
Security	Shares	Value
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	8	$100,269
Cie. Financiere Richemont SA, Class A, Registered	2,216	338,009
Clariant AG, Registered	735	10,903
EMS-Chemie Holding AG, Registered	24	20,070
Geberit AG, Registered	142	90,407
Givaudan SA, Registered	38	186,430
Helvetia Holding AG, Registered	151	22,526
Holcim AG	2,126	198,676
Julius Baer Group Ltd.	904	49,474
Kuehne + Nagel International AG, Registered	197	61,068
Logitech International SA, Registered	638	57,469
Lonza Group AG, Registered	302	201,105
Nestle SA, Registered	11,087	1,123,031
Novartis AG, Registered	8,187	913,897
Partners Group Holding AG	94	126,528
Roche Holding AG, Bearer	119	41,854
Roche Holding AG, NVS	2,908	941,492
Sandoz Group AG	1,833	79,503
Schindler Holding AG, Participation Certificates, NVS	188	50,319
Schindler Holding AG, Registered	95	24,941
SGS SA	639	69,864
SIG Group AG	1,235	25,935
Sika AG, Registered	631	191,582
Sonova Holding AG, Registered	195	59,774
Straumann Holding AG	470	60,607
Swatch Group AG (The), Bearer	109	22,449
Swatch Group AG (The), Registered	188	7,623
Swiss Life Holding AG, Registered	131	100,308
Swiss Prime Site AG, Registered	282	28,262
Swiss Re AG	1,270	156,570
Swisscom AG, Registered	115	70,385
Temenos AG, Registered	283	19,651
UBS Group AG, Registered	13,760	416,937
VAT Group AG(c)	111	55,626
Zurich Insurance Group AG	613	337,009
		6,947,233
United Kingdom — 4.0%
3i Group PLC	4,070	163,739
Admiral Group PLC	1,115	39,515
Anglo American PLC	5,375	162,950
Antofagasta PLC	1,432	37,288
Ashtead Group PLC	1,849	133,438
Associated British Foods PLC	1,478	47,186
AstraZeneca PLC	6,414	1,018,997
Auto Trader Group PLC(c)	3,341	34,997
Aviva PLC	11,193	72,104
BAE Systems PLC	12,502	208,510
Barclays PLC	63,290	189,256
Barratt Developments PLC	3,978	26,919
Berkeley Group Holdings PLC	503	32,837
BP PLC	69,552	411,130
British American Tobacco PLC	8,297	294,386
BT Group PLC	28,529	51,737
Bunzl PLC	1,432	60,000
Burberry Group PLC	1,411	14,121
Centrica PLC	23,297	39,721
Coca-Cola HBC AG, Class DI	782	28,535
Compass Group PLC	6,931	213,440
Croda International PLC	596	30,989
DCC PLC	410	28,247
Diageo PLC	9,091	282,866
67
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Endeavour Mining PLC	760	$16,977
Entain PLC	2,705	19,878
Experian PLC	3,834	180,888
Flutter Entertainment PLC(a)	713	141,036
Glencore PLC	41,991	233,001
GSK PLC	17,425	338,372
Haleon PLC	28,910	129,673
Halma PLC	1,571	53,773
Hargreaves Lansdown PLC	1,431	20,329
Hikma Pharmaceuticals PLC	828	20,244
HSBC Holdings PLC	77,853	708,003
Imperial Brands PLC	3,458	95,309
Informa PLC	5,648	63,117
InterContinental Hotels Group PLC	684	68,910
Intertek Group PLC	689	44,742
J Sainsbury PLC	6,487	23,004
JD Sports Fashion PLC	11,249	19,032
Kingfisher PLC	5,831	20,730
Land Securities Group PLC	3,149	25,751
Legal & General Group PLC	23,702	70,694
Lloyds Banking Group PLC	260,293	198,851
London Stock Exchange Group PLC	1,890	230,061
M&G PLC	10,970	29,955
Melrose Industries PLC	5,513	41,746
Mondi PLC, NVS	1,848	36,131
National Grid PLC	19,322	245,161
NatWest Group PLC, NVS	27,191	129,007
Next PLC	504	58,907
Pearson PLC	2,127	28,859
Persimmon PLC	1,247	25,429
Phoenix Group Holdings PLC	3,494	24,609
Prudential PLC	11,103	100,198
Reckitt Benckiser Group PLC	2,945	158,422
RELX PLC	7,768	366,630
Rentokil Initial PLC	10,170	62,100
Rio Tinto PLC	4,658	302,923
Rolls-Royce Holdings PLC(a)	33,954	196,601
Sage Group PLC (The)	4,442	62,093
Schroders PLC	2,992	15,120
Segro PLC	5,652	66,527
Severn Trent PLC	967	31,969
Shell PLC	26,322	959,802
Smith & Nephew PLC	3,605	51,958
Smiths Group PLC	1,618	37,164
Spirax Group PLC	329	38,410
SSE PLC	4,427	107,141
Standard Chartered PLC	9,040	89,300
Taylor Wimpey PLC	16,618	34,070
Tesco PLC	28,202	120,267
Unilever PLC	10,436	641,341
United Utilities Group PLC	2,731	36,294
Vodafone Group PLC	94,017	87,976
Whitbread PLC	828	31,025
Wise PLC, Class A(a)	2,516	23,166
WPP PLC	4,374	42,192
		10,627,776
United States — 75.9%
3M Co.	2,303	293,748
A O Smith Corp.	457	38,863
Abbott Laboratories	7,177	760,331
AbbVie Inc.	7,333	1,358,952
Accenture PLC, Class A	2,595	857,959
Security	Shares	Value
United States (continued)
Adobe Inc.(a)	1,860	$1,026,069
Advanced Micro Devices Inc.(a)	6,658	961,948
AECOM	535	48,476
AES Corp. (The)	3,074	54,686
Aflac Inc.	2,224	212,125
Agilent Technologies Inc.	1,199	169,539
Air Products and Chemicals Inc.	907	239,312
Airbnb Inc.(a)	1,819	253,860
Akamai Technologies Inc.(a)	642	63,096
Albemarle Corp.	457	42,807
Albertsons Companies Inc., Class A	1,584	31,411
Alexandria Real Estate Equities Inc.	671	78,702
Align Technology Inc.(a)	315	73,042
Allegion PLC	384	52,535
Alliant Energy Corp.	1,113	61,950
Allstate Corp. (The)	1,101	188,403
Ally Financial Inc.	1,044	46,990
Alnylam Pharmaceuticals Inc.(a)	540	128,228
Alphabet Inc., Class A	24,363	4,179,229
Alphabet Inc., Class C, NVS	21,101	3,653,638
Altria Group Inc.	7,050	345,521
Amazon.com Inc.(a)	38,715	7,238,931
Amcor PLC	6,204	65,328
Ameren Corp.	1,128	89,417
American Electric Power Co. Inc.	2,134	209,388
American Express Co.	2,359	596,921
American Financial Group Inc./OH	291	38,109
American Homes 4 Rent, Class A	1,274	45,979
American International Group Inc.	2,779	220,180
American Tower Corp.	1,948	429,339
American Water Works Co. Inc.	799	113,746
Ameriprise Financial Inc.	426	183,210
AMETEK Inc.	950	164,806
Amgen Inc.	2,223	739,081
Amphenol Corp., Class A	4,906	315,260
Analog Devices Inc.	2,038	471,552
Annaly Capital Management Inc.	1,955	38,924
Ansys Inc.(a)	363	113,848
Aon PLC, Class A	816	268,064
APA Corp.	1,692	52,773
Apollo Global Management Inc.	1,666	208,766
Apple Inc.	60,648	13,468,708
Applied Materials Inc.	3,433	728,483
AppLovin Corp., Class A(a)	781	60,215
Aptiv PLC(a)	1,082	75,080
Arch Capital Group Ltd.(a)	1,553	148,746
Archer-Daniels-Midland Co.	2,032	126,004
Ares Management Corp., Class A	777	119,036
Arista Networks Inc.(a)	1,096	379,819
Arthur J Gallagher & Co.	896	254,007
Aspen Technology Inc.(a)	114	21,426
Assurant Inc.	213	37,247
AT&T Inc.	29,329	564,583
Atlassian Corp., NVS(a)	671	118,478
Atmos Energy Corp.	632	80,820
Autodesk Inc.(a)	875	216,580
Automatic Data Processing Inc.	1,706	448,030
AutoZone Inc.(a)	72	225,626
AvalonBay Communities Inc.	611	125,206
Avantor Inc.(a)	2,829	75,676
Avery Dennison Corp.	329	71,337
Axon Enterprise Inc.(a)	283	84,903
Schedule of Investments
68

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Baker Hughes Co., Class A	4,214	$163,166
Ball Corp.	1,292	82,468
Bank of America Corp.	29,259	1,179,430
Bank of New York Mellon Corp. (The)	3,125	203,344
Bath & Body Works Inc.	968	35,574
Baxter International Inc.	2,072	74,219
Becton Dickinson and Co.	1,195	288,067
Bentley Systems Inc., Class B	659	32,120
Berkshire Hathaway Inc., Class B(a)	5,430	2,381,055
Best Buy Co. Inc.	808	69,908
Biogen Inc.(a)	596	127,067
BioMarin Pharmaceutical Inc.(a)	735	61,983
Bio-Rad Laboratories Inc., Class A(a)(b)	95	32,144
Bio-Techne Corp.	668	54,502
BlackRock Inc.(d)	611	535,542
Blackstone Inc., NVS	2,965	421,475
Block Inc.(a)	2,234	138,240
Boeing Co. (The)(a)	2,412	459,727
Booking Holdings Inc.	142	527,531
Booz Allen Hamilton Holding Corp., Class A	565	80,970
Boston Scientific Corp.(a)	6,045	446,605
Bristol-Myers Squibb Co.	8,481	403,356
Broadcom Inc.	18,162	2,918,270
Broadridge Financial Solutions Inc.	507	108,498
Brown & Brown Inc.	1,035	102,910
Brown-Forman Corp., Class B	756	34,141
Builders FirstSource Inc.(a)	503	84,187
Bunge Global SA	596	62,717
Burlington Stores Inc.(a)	283	73,671
BXP Inc.	637	45,424
Cadence Design Systems Inc.(a)	1,107	296,300
Caesars Entertainment Inc.(a)	829	33,119
Camden Property Trust	431	47,733
Campbell Soup Co.	773	36,223
Capital One Financial Corp.	1,604	242,846
Cardinal Health Inc.	992	100,023
Carlisle Companies Inc.	206	86,228
Carlyle Group Inc. (The)	1,089	54,167
CarMax Inc.(a)	643	54,295
Carnival Corp.(a)	3,978	66,273
Carrier Global Corp.	3,384	230,484
Catalent Inc.(a)	689	40,885
Caterpillar Inc.	2,051	710,056
Cboe Global Markets Inc.	428	78,542
CBRE Group Inc., Class A(a)	1,230	138,633
CDW Corp./DE	567	123,668
Celanese Corp., Class A	472	66,623
Celsius Holdings Inc.(a)	618	28,941
Cencora Inc.	752	178,886
Centene Corp.(a)	2,277	175,147
CenterPoint Energy Inc.	2,499	69,347
CF Industries Holdings Inc.	815	62,258
CH Robinson Worldwide Inc.	470	41,854
Charles River Laboratories International Inc.(a)	214	52,237
Charles Schwab Corp. (The)	6,275	409,067
Charter Communications Inc., Class A(a)	394	149,610
Cheniere Energy Inc.	925	168,942
Chesapeake Energy Corp.	517	39,463
Chevron Corp.	7,221	1,158,754
Chipotle Mexican Grill Inc., Class A(a)	5,710	310,167
Chord Energy Corp.	252	43,258
Chubb Ltd.	1,665	458,974
Security	Shares	Value
United States (continued)
Church & Dwight Co. Inc.	1,014	$99,382
Cigna Group (The)	1,161	404,806
Cincinnati Financial Corp.	642	83,858
Cintas Corp.	376	287,241
Cisco Systems Inc.	16,790	813,476
Citigroup Inc.	7,926	514,239
Citizens Financial Group Inc.	1,834	78,257
Cleveland-Cliffs Inc.(a)	2,134	32,757
Clorox Co. (The)	503	66,361
Cloudflare Inc., Class A(a)	1,177	91,218
CME Group Inc.	1,483	287,272
CMS Energy Corp.	1,317	85,342
CNH Industrial NV	4,036	42,983
Coca-Cola Co. (The)	16,976	1,132,978
Cognizant Technology Solutions Corp., Class A	2,001	151,436
Coinbase Global Inc., Class A(a)	774	173,655
Colgate-Palmolive Co.	3,248	322,169
Comcast Corp., Class A	16,484	680,295
Conagra Brands Inc.	1,988	60,276
Confluent Inc.(a)	667	16,688
ConocoPhillips	4,888	543,546
Consolidated Edison Inc.	1,393	135,845
Constellation Brands Inc., Class A	684	167,689
Constellation Energy Corp.	1,288	244,462
Cooper Companies Inc. (The)	852	79,517
Copart Inc.(a)	3,512	183,783
Corning Inc.	3,337	133,513
Corpay Inc.(a)	302	88,130
Corteva Inc.	2,853	160,053
CoStar Group Inc.(a)	1,660	129,513
Costco Wholesale Corp.	1,834	1,507,548
Coterra Energy Inc.	3,159	81,502
Crowdstrike Holdings Inc., Class A(a)	946	219,434
Crown Castle Inc.	1,792	197,263
Crown Holdings Inc.	456	40,447
CSX Corp.	8,003	280,905
Cummins Inc.	577	168,369
CVS Health Corp.	5,145	310,398
Danaher Corp.	2,901	803,809
Darden Restaurants Inc.	504	73,730
Datadog Inc., Class A(a)	1,137	132,392
DaVita Inc.(a)(b)	235	32,106
Dayforce Inc.(a)	549	32,545
Deckers Outdoor Corp.(a)	107	98,721
Deere & Co.	1,088	404,714
Dell Technologies Inc., Class C	1,128	128,231
Delta Air Lines Inc.	596	25,640
Devon Energy Corp.	2,709	127,404
Dexcom Inc.(a)	1,623	110,072
Diamondback Energy Inc.	689	139,392
Dick's Sporting Goods Inc.	252	54,520
Digital Realty Trust Inc.	1,294	193,440
Discover Financial Services	1,035	149,030
DocuSign Inc., Class A(a)	939	52,096
Dollar General Corp.	871	104,860
Dollar Tree Inc.(a)	854	89,106
Dominion Energy Inc.	3,542	189,355
Domino's Pizza Inc.	142	60,875
DoorDash Inc., Class A(a)	1,175	130,096
Dover Corp.	550	101,343
Dow Inc.	2,961	161,286
DR Horton Inc.	1,251	225,092
69
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
DraftKings Inc., Class A (a)	1,697	$62,704
DTE Energy Co.	846	101,968
Duke Energy Corp.	3,161	345,402
DuPont de Nemours Inc.	1,717	143,713
Dynatrace Inc.(a)	1,101	48,356
Eastman Chemical Co.	444	45,879
Eaton Corp. PLC	1,656	504,732
eBay Inc.	2,130	118,449
Ecolab Inc.	1,064	245,454
Edison International	1,607	128,576
Edwards Lifesciences Corp.(a)	2,445	154,157
Electronic Arts Inc.	1,056	159,393
Elevance Health Inc.	971	516,601
Eli Lilly & Co.	3,342	2,687,870
EMCOR Group Inc.	194	72,835
Emerson Electric Co.	2,398	280,830
Enphase Energy Inc.(a)	543	62,505
Entegris Inc.	641	75,824
Entergy Corp.	922	106,924
EOG Resources Inc.	2,429	307,997
EPAM Systems Inc.(a)	236	50,771
EQT Corp.	2,320	80,063
Equifax Inc.	503	140,523
Equinix Inc.	388	306,613
Equitable Holdings Inc.	976	42,563
Equity LifeStyle Properties Inc.	759	52,128
Equity Residential	1,471	102,426
Erie Indemnity Co., Class A, NVS	95	41,909
Essential Utilities Inc.	1,090	44,309
Essex Property Trust Inc.	261	72,652
Estee Lauder Companies Inc. (The), Class A	962	95,825
Etsy Inc.(a)	503	32,765
Everest Group Ltd.	196	77,003
Evergy Inc.	968	56,144
Eversource Energy	1,474	95,677
Exact Sciences Corp.(a)	769	35,128
Exelon Corp.	4,023	149,656
Expedia Group Inc.(a)	535	68,303
Expeditors International of Washington Inc.	617	77,014
Extra Space Storage Inc.	861	137,433
Exxon Mobil Corp.	18,580	2,203,402
F5 Inc.(a)	235	47,855
FactSet Research Systems Inc.	150	61,964
Fair Isaac Corp.(a)	105	168,000
Fastenal Co.	2,377	168,173
FedEx Corp.	966	291,974
Ferguson PLC	819	182,350
Fidelity National Financial Inc.	869	48,151
Fidelity National Information Services Inc.	2,456	188,695
Fifth Third Bancorp	2,732	115,673
First Citizens BancShares Inc./NC, Class A	42	87,683
First Solar Inc.(a)	449	96,980
FirstEnergy Corp.	2,400	100,584
Fiserv Inc.(a)	2,465	403,200
Ford Motor Co.	15,764	170,567
Fortinet Inc.(a)	2,589	150,266
Fortive Corp.	1,431	102,817
Fortune Brands Innovations Inc., NVS	503	40,647
Fox Corp., Class A, NVS	945	35,948
Fox Corp., Class B	689	24,411
Franklin Resources Inc.	1,292	29,548
Freeport-McMoRan Inc.	5,851	265,694
Security	Shares	Value
United States (continued)
Gaming and Leisure Properties Inc.	1,034	$51,907
Garmin Ltd.	642	109,943
Gartner Inc.(a)	330	165,393
GE HealthCare Technologies Inc., NVS(a)	1,796	151,996
GE Vernova Inc.(a)	1,111	198,025
Gen Digital Inc.	2,515	65,365
General Dynamics Corp.	962	287,359
General Electric Co.	4,528	770,666
General Mills Inc.	2,380	159,793
General Motors Co.	4,798	212,647
Genuine Parts Co.	592	87,089
Gilead Sciences Inc.	5,092	387,298
Global Payments Inc.	1,049	106,620
GoDaddy Inc., Class A(a)	534	77,670
Goldman Sachs Group Inc. (The)	1,353	688,718
Graco Inc.	684	58,174
Halliburton Co.	3,605	125,021
Hartford Financial Services Group Inc. (The)	1,195	132,549
HCA Healthcare Inc.	805	292,255
Healthpeak Properties Inc.	2,898	63,234
HEICO Corp.	201	48,509
HEICO Corp., Class A	337	64,067
Henry Schein Inc.(a)	479	34,459
Hershey Co. (The)	612	120,858
Hess Corp.	1,151	176,586
Hewlett Packard Enterprise Co.	5,471	108,928
HF Sinclair Corp.	662	34,073
Hilton Worldwide Holdings Inc.	1,055	226,477
Hologic Inc.(a)	1,014	82,753
Home Depot Inc. (The)	4,089	1,505,406
Honeywell International Inc.	2,687	550,163
Hormel Foods Corp.	1,200	38,532
Host Hotels & Resorts Inc.	3,056	53,511
Howmet Aerospace Inc.	1,664	159,245
HP Inc.	3,965	143,097
Hubbell Inc., Class B	214	84,669
HubSpot Inc.(a)	200	99,406
Humana Inc.	504	182,251
Huntington Bancshares Inc./Ohio	6,018	89,969
Huntington Ingalls Industries Inc.	183	51,236
Hyatt Hotels Corp., Class A	194	28,582
IDEX Corp.	330	68,798
IDEXX Laboratories Inc.(a)	340	161,881
Illinois Tool Works Inc.	1,247	308,358
Illumina Inc.(a)	640	78,464
Incyte Corp.(a)	736	47,892
Ingersoll Rand Inc.	1,707	171,383
Insulet Corp.(a)	283	55,001
Intel Corp.	17,779	546,526
Intercontinental Exchange Inc.	2,376	360,107
International Business Machines Corp.	3,793	728,787
International Flavors & Fragrances Inc.	1,014	100,873
International Paper Co.	1,432	66,559
Interpublic Group of Companies Inc. (The)	1,525	49,059
Intuit Inc.	1,157	748,984
Intuitive Surgical Inc.(a)	1,458	648,241
Invitation Homes Inc.	2,637	93,007
IQVIA Holdings Inc.(a)	734	180,733
Iron Mountain Inc.	1,259	129,123
J.M. Smucker Co. (The)	457	53,903
Jabil Inc.	532	59,940
Jack Henry & Associates Inc.	282	48,357
Schedule of Investments
70

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Jacobs Solutions Inc., NVS	503	$73,614
JB Hunt Transport Services Inc.	330	57,140
Johnson & Johnson	9,928	1,567,135
Johnson Controls International PLC	2,773	198,380
JPMorgan Chase & Co.	11,894	2,531,043
Juniper Networks Inc.	1,394	52,540
Kellanova	1,060	61,639
Kenvue Inc.	7,925	146,533
Keurig Dr Pepper Inc.	4,373	149,906
KeyCorp	4,007	64,633
Keysight Technologies Inc.(a)	735	102,584
Kimberly-Clark Corp.	1,385	187,044
Kimco Realty Corp.	2,894	62,887
Kinder Morgan Inc.	8,240	174,111
KKR & Co. Inc.	2,567	316,896
KLA Corp.	564	464,212
Knight-Swift Transportation Holdings Inc.	727	39,571
Kraft Heinz Co. (The)	3,812	134,221
Kroger Co. (The)	2,774	151,183
L3Harris Technologies Inc.	802	181,966
Labcorp Holdings Inc.	376	81,005
Lam Research Corp.	537	494,706
Lamb Weston Holdings Inc.	583	34,992
Las Vegas Sands Corp.	1,598	63,393
Lattice Semiconductor Corp.(a)	564	29,892
Leidos Holdings Inc.	504	72,778
Lennar Corp., Class A	1,002	177,284
Lennox International Inc.	141	82,274
Liberty Media Corp.-Liberty Formula One, NVS(a)	828	66,960
Linde PLC	1,985	900,198
Live Nation Entertainment Inc.(a)	692	66,563
LKQ Corp.	1,060	43,990
Lockheed Martin Corp.	893	483,935
Loews Corp.	781	62,441
Lowe's Companies Inc.	2,362	579,895
LPL Financial Holdings Inc.	331	73,323
Lululemon Athletica Inc.(a)	481	124,415
LyondellBasell Industries NV, Class A	1,104	109,804
M&T Bank Corp.	664	114,321
Manhattan Associates Inc.(a)	251	64,100
Marathon Oil Corp.	2,569	72,060
Marathon Petroleum Corp.	1,480	261,990
Markel Group Inc.(a)	54	88,498
MarketAxess Holdings Inc.	151	33,753
Marriott International Inc./MD, Class A	1,001	227,527
Marsh & McLennan Companies Inc.	2,023	450,259
Martin Marietta Materials Inc.	264	156,644
Marvell Technology Inc.	3,619	242,401
Masco Corp.	921	71,700
Mastercard Inc., Class A	3,435	1,592,844
Match Group Inc.(a)	1,193	45,501
McCormick & Co. Inc./MD, NVS	1,060	81,631
McDonald's Corp.	2,981	791,157
McKesson Corp.	537	331,340
Medtronic PLC	5,520	443,366
MercadoLibre Inc.(a)	190	317,091
Merck & Co. Inc.	10,464	1,183,792
Meta Platforms Inc., Class A	9,050	4,297,212
MetLife Inc.	2,478	190,434
Mettler-Toledo International Inc.(a)	88	133,851
MGM Resorts International(a)	972	41,767
Microchip Technology Inc.	2,267	201,264
Security	Shares	Value
United States (continued)
Micron Technology Inc.	4,538	$498,363
Microsoft Corp.	29,183	12,208,708
MicroStrategy Inc., Class A(a)	62	100,095
Mid-America Apartment Communities Inc.	457	63,875
Moderna Inc.(a)	1,331	158,682
Molina Healthcare Inc.(a)	236	80,540
Molson Coors Beverage Co., Class B	782	41,329
Mondelez International Inc., Class A	5,558	379,889
MongoDB Inc., Class A(a)	295	74,446
Monolithic Power Systems Inc.	198	170,892
Monster Beverage Corp.(a)	3,036	156,202
Moody's Corp.	673	307,211
Morgan Stanley	5,088	525,133
Mosaic Co. (The)	1,323	39,386
Motorola Solutions Inc.	689	274,856
MSCI Inc., Class A	330	178,451
Nasdaq Inc.	1,669	112,958
NetApp Inc.	823	104,505
Netflix Inc.(a)	1,786	1,122,233
Neurocrine Biosciences Inc.(a)	377	53,372
Newmont Corp.	4,805	235,781
News Corp., Class A, NVS	1,571	43,328
NextEra Energy Inc.	8,417	642,975
Nike Inc., Class B	5,006	374,749
NiSource Inc.	1,900	59,375
Nordson Corp.	222	55,573
Norfolk Southern Corp.	920	229,595
Northern Trust Corp.	799	70,831
Northrop Grumman Corp.	591	286,233
NRG Energy Inc.	877	65,924
Nucor Corp.	970	158,052
Nvidia Corp.	103,355	12,094,602
NVR Inc.(a)	13	111,897
NXP Semiconductors NV	1,062	279,476
Occidental Petroleum Corp.	2,729	165,978
Okta Inc.(a)	709	66,603
Old Dominion Freight Line Inc.	806	169,405
Omnicom Group Inc.	780	76,471
ON Semiconductor Corp.(a)	1,804	141,163
ONEOK Inc.	2,378	198,159
Oracle Corp.	6,797	947,842
O'Reilly Automotive Inc.(a)	245	275,953
Otis Worldwide Corp.	1,710	161,595
Ovintiv Inc.	1,036	48,112
Owens Corning	352	65,606
PACCAR Inc.	2,148	211,922
Packaging Corp. of America	363	72,553
Palantir Technologies Inc.(a)	7,802	209,796
Palo Alto Networks Inc.(a)(b)	1,337	434,164
Paramount Global, Class B, NVS	1,982	22,634
Parker-Hannifin Corp.	531	297,976
Paychex Inc.	1,338	171,291
Paycom Software Inc.	235	39,196
Paylocity Holding Corp.(a)	164	24,611
PayPal Holdings Inc.(a)	4,116	270,751
Pentair PLC	689	60,542
PepsiCo Inc.	5,672	979,384
Pfizer Inc.	23,313	711,979
PG&E Corp.	8,373	152,807
Philip Morris International Inc.	6,418	739,097
Phillips 66	1,799	261,719
Pinterest Inc., Class A(a)	2,508	80,131
71
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
PNC Financial Services Group Inc. (The)	1,649	$298,634
Pool Corp.	156	58,350
PPG Industries Inc.	968	122,917
PPL Corp.	2,964	88,090
Principal Financial Group Inc.	942	76,782
Procter & Gamble Co. (The)	9,716	1,561,944
Progressive Corp. (The)	2,397	513,246
Prologis Inc.	3,862	486,805
Prudential Financial Inc.	1,518	190,236
PTC Inc.(a)	517	91,948
Public Service Enterprise Group Inc.	2,081	166,001
Public Storage	640	189,389
PulteGroup Inc.	893	117,876
Pure Storage Inc., Class A(a)	1,280	76,710
Qorvo Inc.(a)	377	45,165
Qualcomm Inc.	4,593	831,103
Quanta Services Inc.	624	165,597
Quest Diagnostics Inc.	436	62,043
Raymond James Financial Inc.	868	100,688
Realty Income Corp.	3,598	206,633
Regency Centers Corp.	803	54,074
Regeneron Pharmaceuticals Inc.(a)	443	478,081
Regions Financial Corp.	4,027	90,084
Reliance Inc.	239	72,790
Repligen Corp.(a)(b)	210	35,144
Republic Services Inc., Class A	916	177,997
ResMed Inc.	596	127,097
Revvity Inc.	545	68,457
Rivian Automotive Inc., Class A(a)(b)	3,268	53,628
Robinhood Markets Inc.(a)	2,188	45,007
ROBLOX Corp., Class A(a)	1,985	82,417
Rockwell Automation Inc.	495	137,932
Roku Inc.(a)	471	27,417
Rollins Inc.	1,250	59,888
Roper Technologies Inc.	438	238,601
Ross Stores Inc.	1,393	199,519
Royal Caribbean Cruises Ltd.(a)	1,008	157,974
Royalty Pharma PLC, Class A	1,692	47,664
RPM International Inc.	549	66,682
RTX Corp.	5,521	648,662
S&P Global Inc.	1,320	639,844
Salesforce Inc.	4,014	1,038,823
Samsara Inc.(a)(b)	709	27,141
SBA Communications Corp., Class A	430	94,402
Schlumberger NV	5,891	284,476
Seagate Technology Holdings PLC	860	87,866
SEI Investments Co.	402	27,272
Sempra Energy	2,589	207,275
ServiceNow Inc.(a)	847	689,788
Sherwin-Williams Co. (The)	1,009	353,957
Simon Property Group Inc.	1,371	210,366
Skyworks Solutions Inc.	707	80,329
Snap Inc., Class A, NVS(a)	4,302	57,303
Snap-on Inc.	237	68,026
Snowflake Inc., Class A(a)	1,244	162,193
Solventum Corp.(a)	573	33,738
Southern Co. (The)	4,575	382,104
Southwest Airlines Co.	642	17,295
SS&C Technologies Holdings Inc.	921	67,187
Stanley Black & Decker Inc.	643	67,914
Starbucks Corp.	4,701	366,443
State Street Corp.	1,227	104,258
Security	Shares	Value
United States (continued)
Steel Dynamics Inc.	641	$85,394
STERIS PLC	410	97,892
Stryker Corp.	1,415	463,342
Sun Communities Inc.	476	60,323
Super Micro Computer Inc.(a)(b)	214	150,153
Synchrony Financial	1,802	91,524
Synopsys Inc.(a)	627	350,067
Sysco Corp.	2,031	155,676
T Rowe Price Group Inc.	921	105,187
Take-Two Interactive Software Inc.(a)	659	99,199
Targa Resources Corp.	877	118,641
Target Corp.	1,930	290,291
TE Connectivity Ltd.	1,295	199,857
Teledyne Technologies Inc.(a)(b)	188	79,310
Teleflex Inc.	188	41,533
Teradyne Inc.	664	87,090
Tesla Inc.(a)	11,862	2,752,814
Texas Instruments Inc.	3,775	769,383
Texas Pacific Land Corp.	84	70,972
Textron Inc.	818	75,992
Thermo Fisher Scientific Inc.	1,587	973,371
TJX Companies Inc. (The)	4,724	533,907
T-Mobile U.S. Inc.	2,218	404,297
Toast Inc.(a)(b)	1,463	38,272
Toro Co. (The)	423	40,494
Tractor Supply Co.	467	122,970
Trade Desk Inc. (The), Class A(a)	1,847	166,008
Tradeweb Markets Inc., Class A	456	50,926
Trane Technologies PLC	947	316,563
TransDigm Group Inc.	230	297,671
TransUnion	850	76,721
Travelers Companies Inc. (The)	958	207,350
Trimble Inc.(a)	1,060	57,812
Truist Financial Corp.	5,405	241,549
Twilio Inc., Class A(a)	711	42,041
Tyler Technologies Inc.(a)	175	99,419
Tyson Foods Inc., Class A	1,133	69,000
U.S. Bancorp	6,461	289,970
Uber Technologies Inc.(a)	7,721	497,773
UDR Inc.	1,300	52,091
U-Haul Holding Co.(b)	406	25,874
UiPath Inc.(a)	1,459	17,756
Ulta Beauty Inc.(a)	194	70,789
Union Pacific Corp.	2,500	616,825
United Parcel Service Inc., Class B	2,995	390,458
United Rentals Inc.	282	213,502
United Therapeutics Corp.(a)	188	58,899
UnitedHealth Group Inc.	3,812	2,196,322
Unity Software Inc.(a)	912	14,920
Universal Health Services Inc., Class B	265	56,646
Valero Energy Corp.	1,340	216,705
Veeva Systems Inc., Class A(a)	640	122,835
Ventas Inc.	1,679	91,405
Veralto Corp.	1,056	112,527
VeriSign Inc.(a)	377	70,503
Verisk Analytics Inc., Class A	589	154,171
Verizon Communications Inc.	17,360	703,427
Vertex Pharmaceuticals Inc.(a)	1,074	532,403
Vertiv Holdings Co., Class A	1,533	120,647
Viatris Inc.	4,999	60,288
VICI Properties Inc., Class A	4,247	132,761
Visa Inc., Class A	6,555	1,741,467
Schedule of Investments
72

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Vistra Corp.	1,522	$120,573
Vulcan Materials Co.	549	150,706
W R Berkley Corp.	1,249	68,857
Walgreens Boots Alliance Inc.	2,963	35,171
Walmart Inc.	18,351	1,259,613
Walt Disney Co. (The)	7,595	711,576
Warner Bros Discovery Inc.(a)	9,646	83,438
Waste Connections Inc.	1,060	188,436
Waste Management Inc.	1,649	334,186
Waters Corp.(a)(b)	244	82,052
Watsco Inc.	142	69,508
WEC Energy Group Inc.	1,293	111,276
Wells Fargo & Co.	14,714	873,129
Welltower Inc.	2,373	263,996
West Pharmaceutical Services Inc.	308	94,300
Western Digital Corp.(a)	1,292	86,629
Westinghouse Air Brake Technologies Corp.	739	119,090
Westlake Corp.	154	22,770
Weyerhaeuser Co.	3,103	98,551
Williams Companies Inc. (The)	4,952	212,639
Williams-Sonoma Inc.	498	77,031
Willis Towers Watson PLC	434	122,510
Workday Inc., Class A(a)	863	196,005
WP Carey Inc.	848	49,023
WW Grainger Inc.	188	183,640
Wynn Resorts Ltd.	390	32,300
Xcel Energy Inc.	2,279	132,820
Xylem Inc./New York	1,016	135,636
Yum! Brands Inc.	1,129	149,965
Zebra Technologies Corp., Class A(a)	198	69,536
Zillow Group Inc., Class C (a)(b)	596	29,025
Zimmer Biomet Holdings Inc.	828	92,198
Zoetis Inc.	1,893	340,816
Zoom Video Communications Inc., Class A(a)	1,081	65,292
Zscaler Inc.(a)	376	67,436
		199,324,480
Total Common Stocks — 99.7% (Cost: $243,882,141)		261,679,587
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	235	20,147
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	455	34,262
Henkel AG & Co. KGaA, Preference Shares, NVS	735	62,873
Security	Shares	Value
Germany (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	642	$28,697
Sartorius AG, Preference Shares, NVS	104	29,497
Volkswagen AG, Preference Shares, NVS	846	94,416
		269,892
Total Preferred Stocks — 0.1% (Cost: $440,408)		269,892
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(e)	72	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.8% (Cost: $244,322,549)		261,949,479
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(f)(g)	774,483	774,793
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)(f)	240,000	240,000
Total Short-Term Securities — 0.4% (Cost: $1,014,612)		1,014,793
Total Investments — 100.2% (Cost: $245,337,161)		262,964,272
Liabilities in Excess of Other Assets — (0.2)%		(517,646)
Net Assets — 100.0%		$262,446,626

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
73
2024 iShares Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Kokusai ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,208,523	$—	$(1,432,926)(a)	$(139)	$(665)	$774,793	774,483	$5,762 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	280,000	—	(40,000)(a)	—	—	240,000	240,000	14,806	—
BlackRock Inc.	403,412	133,567	(66,474)	(6,428)	71,465	535,542	611	10,304	—
				$(6,567)	$70,800	$1,550,335		$30,872	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	09/20/24	$159	$(3,057)
S&P 500 E-Mini Index	1	09/20/24	278	2,704
				$(353)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,704	$—	$—	$—	$2,704
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$3,057	$—	$—	$—	$3,057

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$84,030	$—	$—	$—	$84,030
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(32,340)	$—	$—	$—	$(32,340)
Schedule of Investments
74

Schedule of Investments (continued)
July 31, 2024
iShares® MSCI Kokusai ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$471,899
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$208,800,019	$52,879,568	$—	$261,679,587
Preferred Stocks	—	269,892	—	269,892
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,014,793	—	—	1,014,793
	$209,814,812	$53,149,460	$—	$262,964,272
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,704	$—	$—	$2,704
Liabilities
Equity Contracts	—	(3,057)	—	(3,057)
	$2,704	$(3,057)	$—	$(353)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
75
2024 iShares Annual Financial Statements

Statements of Assets and Liabilities
July 31, 2024

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI Europe Financials ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$18,170,414,493	$958,811,300	$2,354,333,020	$1,987,141,347
Investments, at value—affiliated(c)	164,402,148	11,426,216	36,534,699	1,550,000
Cash	—	7,783	41,397	2,757
Cash pledged for futures contracts	587,000	89,000	—	—
Foreign currency collateral pledged for futures contracts(d)	—	—	—	636,017
Foreign currency, at value(e)	11,184,568	969,454	5,289,633	3,385,664
Receivables:
Investments sold	18,428,277	—	4,335,039	2,231
Securities lending income—affiliated	39,388	2,802	23,499	—
Capital shares sold	—	—	—	679,940
Dividends—unaffiliated	17,850,581	1,054,979	9,733,564	—
Dividends—affiliated	50,634	6,271	65,194	3,532
Tax reclaims	8,818,845	422,647	—	8,507,713
Variation margin on futures contracts	202,785	34,049	—	75,565
Total assets	18,391,978,719	972,824,501	2,410,356,045	2,001,984,766
LIABILITIES
Bank overdraft	8,283,306	—	—	—
Collateral on securities loaned, at value	132,704,215	8,745,072	19,620,768	—
Payables:
Investments purchased	416,234	209	1,415	2,845,482
Capital shares redeemed	3,798,382	—	301,305	6,342
Deferred foreign capital gain tax	21,589,543	1,165,668	29,752,457	—
Foreign taxes	276,969	—	871,823	—
Investment advisory fees	5,090,887	164,136	1,431,968	763,039
Professional fees	26,147	—	—	12,611
Variation margin on futures contracts	—	—	528	—
Total liabilities	172,185,683	10,075,085	51,980,264	3,627,474
Commitments and contingent liabilities
NET ASSETS	$18,219,793,036	$962,749,416	$2,358,375,781	$1,998,357,292
NET ASSETS CONSIST OF
Paid-in capital	$14,876,250,541	$852,433,228	$2,936,506,728	$2,098,647,744
Accumulated earnings (loss)	3,343,542,495	110,316,188	(578,130,947)	(100,290,452)
NET ASSETS	$18,219,793,036	$962,749,416	$2,358,375,781	$1,998,357,292
NET ASSET VALUE
Shares outstanding	159,600,000	5,150,000	32,600,000	85,700,000
Net asset value	$114.16	$186.94	$72.34	$23.32
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$13,538,263,811	$758,338,200	$2,108,410,085	$1,859,330,407
(b) Securities loaned, at value	$129,212,955	$8,654,163	$18,506,768	$—
(c) Investments, at cost—affiliated	$156,471,162	$11,271,827	$36,521,518	$1,550,000
(d) Foreign currency collateral pledged, at cost	$—	$—	$—	$644,124
(e) Foreign currency, at cost	$11,193,314	$975,262	$5,288,515	$3,376,248
See notes to financial statements.
Statements of Assets and Liabilities
76

Statements of Assets and Liabilities (continued)
July 31, 2024

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$99,471,906	$261,413,937
Investments, at value—affiliated(c)	3,470,235	1,550,335
Cash	5,427	8,893
Cash pledged for futures contracts	—	15,000
Foreign currency collateral pledged for futures contracts(d)	41,401	11,905
Foreign currency, at value(e)	182,612	91,587
Receivables:
Investments sold	94,148	6,626
Securities lending income—affiliated	5,711	169
Dividends—unaffiliated	99,112	122,580
Dividends—affiliated	140	984
Tax reclaims	328,927	50,503
Variation margin on futures contracts	5,214	5,182
Total assets	103,704,833	263,277,701
LIABILITIES
Collateral on securities loaned, at value	3,443,121	781,396
Payables:
Capital shares redeemed	—	6,630
Investment advisory fees	33,498	43,049
Professional fees	3,550	—
Total liabilities	3,480,169	831,075
Commitments and contingent liabilities
NET ASSETS	$100,224,664	$262,446,626
NET ASSETS CONSIST OF
Paid-in capital	$150,650,245	$273,867,871
Accumulated loss	(50,425,581)	(11,421,245)
NET ASSETS	$100,224,664	$262,446,626
NET ASSET VALUE
Shares outstanding	1,700,000	2,350,000
Net asset value	$58.96	$111.68
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$126,069,594	$243,789,110
(b) Securities loaned, at value	$3,284,856	$772,574
(c) Investments, at cost—affiliated	$3,469,197	$1,548,051
(d) Foreign currency collateral pledged, at cost	$42,768	$12,931
(e) Foreign currency, at cost	$182,643	$90,636
See notes to financial statements.
77
2024 iShares Annual Financial Statements

Statements of Operations
Year Ended July 31, 2024

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI Europe Financials ETF
INVESTMENT INCOME
Dividends—unaffiliated	$380,806,639	$18,727,928	$64,421,526	$77,030,757
Dividends—affiliated	2,349,798	100,879	685,726	75,602
Interest—unaffiliated	189,414	9,929	37,434	46,341
Securities lending income—affiliated—net	1,038,134	80,845	425,544	6,776
Other income—unaffiliated	938,407	—	—	—
Foreign taxes withheld	(19,454,151)	(1,054,507)	(7,269,057)	(6,859,807)
Foreign withholding tax claims	5,665,058	89,621	—	—
IRS compliance fee for foreign withholding tax claims	1,798	—	—	—
Other foreign taxes	(37,063)	(559)	(64,542)	—
Total investment income	371,498,034	17,954,136	58,236,631	70,299,669
EXPENSES
Investment advisory	58,548,495	1,783,718	17,406,459	6,772,499
Professional	672,638	12,750	—	16,289
Commitment costs	38,715	3,604	38,622	—
Interest expense	9,807	4,841	24,448	—
Total expenses	59,269,655	1,804,913	17,469,529	6,788,788
Less:
Investment advisory fees waived	—	—	(234,301)	—
Total expenses after fees waived	59,269,655	1,804,913	17,235,228	6,788,788
Net investment income	312,228,379	16,149,223	41,001,403	63,510,881
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(136,607,795)	(12,338,555)	(10,196,575)	(25,621,802)
Investments—affiliated	2,694	(2,799)	8,417	1,338
Foreign currency transactions	(2,081,864)	(115,421)	(769,262)	(231,967)
Futures contracts	6,892,842	296,366	78,267	918,854
In-kind redemptions—unaffiliated(b)	1,256,130,498	24,901,564	(53,328,046)	39,791,860
In-kind redemptions—affiliated(b)	2,429,311	43,086	—	—
	1,126,765,686	12,784,241	(64,207,199)	14,858,283
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	1,478,975,590	119,075,338	81,908,290	169,585,532
Investments—affiliated	2,930,928	192,844	(7,204)	(313)
Foreign currency translations	(269,217)	4,164	(47,333)	74,620
Futures contracts	(2,688,303)	(115,885)	(622,739)	(233,628)
	1,478,948,998	119,156,461	81,231,014	169,426,211
Net realized and unrealized gain	2,605,714,684	131,940,702	17,023,815	184,284,494
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,917,943,063	$148,089,925	$58,025,218	$247,795,375
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(2,148,644)	$(175,254)	$(4,336,597)	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$(15,003,979)	$(953,482)	$(20,482,484)	$—
See notes to financial statements.
Statements of Operations
78

Statements of Operations(continued)
Year Ended July 31, 2024

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF
INVESTMENT INCOME
Dividends—unaffiliated	$3,730,146	$3,856,691
Dividends—affiliated	3,674	25,110
Interest—unaffiliated	3,482	2,411
Securities lending income—affiliated—net	100,547	5,762
Other income—unaffiliated	6,487	184,447
Foreign taxes withheld	(348,172)	(160,056)
Foreign withholding tax claims	64,163	491,570
Total investment income	3,560,327	4,405,935
EXPENSES
Investment advisory	446,610	489,111
Professional	11,548	67,613
Total expenses	458,158	556,724
Net investment income	3,102,169	3,849,211
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(7,044,160)	(1,918,753)
Investments—affiliated	354	(139)
Foreign currency transactions	3,135	(7,688)
Futures contracts	90,801	84,030
In-kind redemptions—unaffiliated(a)	1,162,976	4,409,307
In-kind redemptions—affiliated(a)	—	(6,428)
	(5,786,894)	2,560,329
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	13,936,104	28,222,605
Investments—affiliated	(62)	70,800
Foreign currency translations	(1,700)	(3,063)
Futures contracts	(22,760)	(32,340)
	13,911,582	28,258,002
Net realized and unrealized gain	8,124,688	30,818,331
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,226,857	$34,667,542
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
79
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets

	iShares MSCI ACWI ETF		iShares MSCI ACWI Low Carbon Target ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$312,228,379	$339,696,186	$16,149,223	$16,979,849
Net realized gain	1,126,765,686	1,269,732,738	12,784,241	2,488,511
Net change in unrealized appreciation (depreciation)	1,478,948,998	576,844,350	119,156,461	80,842,922
Net increase in net assets resulting from operations	2,917,943,063	2,186,273,274	148,089,925	100,311,282
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(334,829,881)	(315,032,351)	(17,307,311)	(15,702,910)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(2,792,450,541)	(1,569,487,274)	(65,241,178)	(94,713,446)
NET ASSETS
Total increase (decrease) in net assets	(209,337,359)	301,753,649	65,541,436	(10,105,074)
Beginning of year	18,429,130,395	18,127,376,746	897,207,980	907,313,054
End of year	$18,219,793,036	$18,429,130,395	$962,749,416	$897,207,980

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
80

Statements of Changes in Net Assets(continued)

	iShares MSCI All Country Asia ex Japan ETF		iShares MSCI Europe Financials ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$41,001,403	$52,404,701	$63,510,881	$66,329,701
Net realized gain (loss)	(64,207,199)	(301,681,139)	14,858,283	(40,296,686)
Net change in unrealized appreciation (depreciation)	81,231,014	359,262,891	169,426,211	357,670,156
Net increase in net assets resulting from operations	58,025,218	109,986,453	247,795,375	383,703,171
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(49,412,364)	(50,273,411)	(72,839,498)	(63,365,245)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(560,432,173)	(497,708,960)	262,848,542	268,062,230
NET ASSETS
Total increase (decrease) in net assets	(551,819,319)	(437,995,918)	437,804,419	588,400,156
Beginning of year	2,910,195,100	3,348,191,018	1,560,552,873	972,152,717
End of year	$2,358,375,781	$2,910,195,100	$1,998,357,292	$1,560,552,873

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
81
2024 iShares Annual Financial Statements

Statements of Changes in Net Assets(continued)

	iShares MSCI Europe Small-Cap ETF		iShares MSCI Kokusai ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,102,169	$3,510,766	$3,849,211	$3,276,510
Net realized gain (loss)	(5,786,894)	(7,280,741)	2,560,329	(1,895,412)
Net change in unrealized appreciation (depreciation)	13,911,582	11,889,543	28,258,002	22,438,764
Net increase in net assets resulting from operations	11,226,857	8,119,568	34,667,542	23,819,862
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,372,535)	(3,109,383)	(3,767,810)	(3,368,028)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(36,261,715)	14,444,402	30,967,918	12,882,742
NET ASSETS
Total increase (decrease) in net assets	(28,407,393)	19,454,587	61,867,650	33,334,576
Beginning of year	128,632,057	109,177,470	200,578,976	167,244,400
End of year	$100,224,664	$128,632,057	$262,446,626	$200,578,976

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
82

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI ACWI ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$99.29	$89.65	$101.96	$77.73	$73.94
Net investment income(a)	1.75 (b)	1.72 (b)	1.72 (b)	1.42	1.48
Net realized and unrealized gain (loss)(c)	15.02	9.55	(12.09)	24.22	3.87
Net increase (decrease) from investment operations	16.77	11.27	(10.37)	25.64	5.35
Distributions from net investment income(d)	(1.90)	(1.63)	(1.94)	(1.41)	(1.56)
Net asset value, end of year	$114.16	$99.29	$89.65	$101.96	$77.73
Total Return(e)
Based on net asset value	17.06%(b)	12.75%(b)	(10.30)%(b)	33.14%	7.29%
Ratios to Average Net Assets(f)
Total expenses	0.32%	0.32%	0.32%	0.32%	0.32%
Total expenses after fees waived	0.32%	0.32%	0.32%	0.31%	0.31%
Net investment income	1.70%(b)	1.93%(b)	1.77%(b)	1.55%	2.01%
Supplemental Data
Net assets, end of year (000)	$18,219,793	$18,429,130	$18,127,377	$16,965,824	$12,033,016
Portfolio turnover rate(g)	4%	5%	5%	6%	16%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended  July 31, 2024 ,July 31,
2023 and July 31, 2022 respectively:
• Net investment income per share by $0.03, $0.01 and $0.02.
• Total return by 0.03%, 0.01% and 0.02%.
• Ratio of net investment income to average net assets by 0.03%, 0.01% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
83
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI ACWI Low Carbon Target ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$161.66	$146.34	$167.23	$127.09	$120.26
Net investment income(a)	3.04 (b)	2.86 (b)	2.83	2.49	2.49
Net realized and unrealized gain (loss)(c)	25.57	15.18	(20.67)	39.88	6.91
Net increase (decrease) from investment operations	28.61	18.04	(17.84)	42.37	9.40
Distributions from net investment income(d)	(3.33)	(2.72)	(3.05)	(2.23)	(2.57)
Net asset value, end of year	$186.94	$161.66	$146.34	$167.23	$127.09
Total Return(e)
Based on net asset value	17.91%(b)	12.50%(b)	(10.78)%	33.48%	7.88%
Ratios to Average Net Assets(f)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.81%(b)	1.97%(b)	1.76%	1.64%	2.07%
Supplemental Data
Net assets, end of year (000)	$962,749	$897,208	$907,313	$861,219	$432,095
Portfolio turnover rate(g)	24%	19%	20%	12%	15%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2024 and
July 31, 2023 respectively:
• Net investment income per share by $0.01 and  $0.01.
• Total return by 0.01% and  0.00%.
• Ratio of net investment income to average net assets by  0.01% and 0.00%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
84

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22(a)	Year Ended 07/31/21(a)	Year Ended 07/31/20(a)
Net asset value, beginning of year	$70.64	$68.05	$87.65	$75.15	$68.54
Net investment income(b)	1.13	1.19	1.19	1.00	1.20
Net realized and unrealized gain (loss)(c)	1.94	2.58	(18.91)	12.46	6.61
Net increase (decrease) from investment operations	3.07	3.77	(17.72)	13.46	7.81
Distributions from net investment income(d)	(1.37)	(1.18)	(1.88)	(0.96)	(1.20)
Net asset value, end of year	$72.34	$70.64	$68.05	$87.65	$75.15
Total Return(e)
Based on net asset value	4.60%	5.64%	(20.51)%	17.88%	11.52%
Ratios to Average Net Assets(f)
Total expenses	0.72%	0.70%	0.69%	0.69%	0.70%
Total expenses after fees waived	0.71%	0.70%	0.69%	0.69%	0.70%
Net investment income	1.69%	1.80%	1.49%	1.12%	1.75%
Supplemental Data
Net assets, end of year (000)	$2,358,376	$2,910,195	$3,348,191	$5,574,503	$4,043,280
Portfolio turnover rate(g)	11%	15%	20%	31%	23%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
85
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Europe Financials ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$20.12	$15.91	$19.64	$14.48	$17.53
Net investment income(a)	0.95	0.86 (b)	0.86 (b)	0.48	0.31
Net realized and unrealized gain (loss)(c)	3.34	4.15	(3.51)	5.17	(3.01)
Net increase (decrease) from investment operations	4.29	5.01	(2.65)	5.65	(2.70)
Distributions(d)
From net investment income	(1.09)	(0.80)	(1.07)	(0.49)	(0.35)
Return of capital	—	—	(0.01)	—	—
Total distributions	(1.09)	(0.80)	(1.08)	(0.49)	(0.35)
Net asset value, end of year	$23.32	$20.12	$15.91	$19.64	$14.48
Total Return(e)
Based on net asset value	21.74%	31.94%(b)	(13.92)%(b)	38.98%	(15.62)%
Ratios to Average Net Assets(f)
Total expenses	0.48%	0.51%	0.49%	0.48%	0.48%
Total expenses excluding professional fees for foreign withholding tax claims	0.48%	0.48%	0.48%	0.48%	N/A
Net investment income	4.50%	4.80%(b)	4.51%(b)	2.68%	1.90%
Supplemental Data
Net assets, end of year (000)	$1,998,357	$1,560,553	$972,153	$1,546,012	$718,923
Portfolio turnover rate(g)	5%	12%	7%	4%	5%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2023 and
July 31, 2022 respectively:
• Net investment income per share by $0.05 and $0.01.
• Total return by 0.30% and 0.07%.
• Ratio of net investment income to average net assets by 0.26% and 0.05%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
86

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Europe Small-Cap ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$54.74	$51.99	$71.59	$49.62	$49.09
Net investment income(a)	1.50 (b)	1.59 (b)	1.15 (b)	1.25	0.81
Net realized and unrealized gain (loss)(c)	4.52	2.53	(18.54)	21.87	0.68
Net increase (decrease) from investment operations	6.02	4.12	(17.39)	23.12	1.49
Distributions from net investment income(d)	(1.80)	(1.37)	(2.21)	(1.15)	(0.96)
Net asset value, end of year	$58.96	$54.74	$51.99	$71.59	$49.62
Total Return(e)
Based on net asset value	11.18%(b)	8.07%(b)	(24.65)%(b)	46.76%	2.98%
Ratios to Average Net Assets(f)
Total expenses	0.41%	0.42%	0.40%	0.40%	0.40%
Total expenses excluding professional fees for foreign withholding tax claims	0.40%	0.40%	0.40%	N/A	N/A
Net investment income	2.78%(b)	3.11%(b)	1.74%(b)	1.98%	1.67%
Supplemental Data
Net assets, end of year (000)	$100,225	$128,632	$109,177	$443,861	$124,046
Portfolio turnover rate(g)	16%	13%	16%	14%	20%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended  July 31, 2024 , July 31,
2023 and July 31, 2022 respectively:
• Net investment income per share by $0.03 , $0.07 and $0.01.
• Total return by 0.06% , 0.13% and 0.02%.
• Ratio of net investment income to average net assets by 0.05%, 0.13% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
87
2024 iShares Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Kokusai ETF
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20
Net asset value, beginning of year	$95.51	$85.77	$96.92	$72.42	$68.33
Net investment income(a)	1.97 (b)	1.60 (b)	1.32 (b)	1.31	1.32
Net realized and unrealized gain (loss)(c)	16.18	9.80	(9.44)	24.61	4.06
Net increase (decrease) from investment operations	18.15	11.40	(8.12)	25.92	5.38
Distributions from net investment income(d)	(1.98)	(1.66)	(3.03)	(1.42)	(1.29)
Net asset value, end of year	$111.68	$95.51	$85.77	$96.92	$72.42
Total Return(e)
Based on net asset value	19.20%(b)	13.50%(b)	(8.46)%(b)	36.01%	7.94%
Ratios to Average Net Assets(f)
Total expenses	0.28%	0.26%	0.25%	0.25%	0.25%
Total expenses excluding professional fees for foreign withholding tax claims	0.25%	0.25%	0.25%	0.25%	N/A
Net investment income	1.97%(b)	1.87%(b)	1.39%(b)	1.53%	1.93%
Supplemental Data
Net assets, end of year (000)	$262,447	$200,579	$167,244	$484,592	$152,085
Portfolio turnover rate(g)	4%	3%	9%	3%	4%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2024 , July 31,
2023 and July 31, 2022 respectively:
• Net investment income per share by $ 0.22, $0.07 and $0.03.
• Total return by 0.19%, 0.08% and 0.08%.
• Ratio of net investment income to average net assets by 0.22% , 0.08% and 0.04%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
88

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI ACWI	Diversified
MSCI ACWI Low Carbon Target	Diversified
MSCI All Country Asia ex Japan	Diversified
MSCI Europe Financials	Diversified
MSCI Europe Small-Cap	Diversified
MSCI Kokusai	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
89
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Notes to Financial Statements
90

Notes to Financial Statements  (continued)
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
91
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI ACWI
Barclays Bank PLC	$1,226,609	$(1,226,609)	$—	$—
Barclays Capital, Inc.	264,594	(264,594)	—	—
BMO Capital Markets Corp.	147,420	(147,420)	—	—
BNP Paribas SA	1,785,416	(1,785,416)	—	—
BofA Securities, Inc.	3,355,146	(3,355,146)	—	—
Citadel Clearing LLC	459,317	(459,317)	—	—
Citigroup Global Markets, Inc.	14,902,789	(14,771,916)	—	130,873(b)
Goldman Sachs & Co. LLC	5,651,715	(5,651,715)	—	—
HSBC Bank PLC	77,401	(77,401)	—	—
J.P. Morgan Securities LLC	17,992,599	(17,992,599)	—	—
Jefferies LLC	520,977	(520,977)	—	—
Macquarie Bank Ltd.	418,388	(418,388)	—	—
Morgan Stanley	19,344,052	(19,344,052)	—	—
National Financial Services LLC	376,128	(376,128)	—	—
Nomura Securities International, Inc.	731,886	(731,886)	—	—
RBC Capital Markets LLC	155,444	(155,444)	—	—
State Street Bank & Trust Co.	7,015,103	(7,015,103)	—	—
Toronto-Dominion Bank	53,052,405	(53,052,405)	—	—
UBS AG	931,122	(931,122)	—	—
Wells Fargo Bank N.A.	801,215	(801,215)	—	—
Wells Fargo Securities LLC	3,229	(3,229)	—	—
	$129,212,955	$(129,082,082)	$—	$130,873
MSCI ACWI Low Carbon Target
Barclays Bank PLC	$259,557	$(250,396)	$—	$9,161(b)
Barclays Capital, Inc.	65,709	(65,709)	—	—
BofA Securities, Inc.	104,177	(103,418)	—	759(b)
Citigroup Global Markets, Inc.	449,843	(449,843)	—	—
Goldman Sachs & Co. LLC	416,286	(416,286)	—	—
J.P. Morgan Securities LLC	17,297	(17,297)	—	—
Jefferies LLC	45,708	(45,708)	—	—
Morgan Stanley	183,189	(183,189)	—	—
State Street Bank & Trust Co.	16,877	(16,877)	—	—
Toronto-Dominion Bank	5,718,015	(5,718,015)	—	—
Wells Fargo Bank N.A.	1,001,340	(994,468)	—	6,872(b)
Wells Fargo Securities LLC	376,165	(376,165)	—	—
	$8,654,163	$(8,637,371)	$—	$16,792
MSCI All Country Asia ex Japan
Barclays Capital, Inc.	$340,831	$(340,831)	$—	$—
BNP Paribas SA	676,399	(676,399)	—	—
BofA Securities, Inc.	1,461,849	(1,461,849)	—	—
Goldman Sachs & Co. LLC	3,947,160	(3,947,160)	—	—
HSBC Bank PLC	22,603	(22,603)	—	—
Jefferies LLC	608,173	(608,173)	—	—
Morgan Stanley	9,006,568	(9,006,568)	—	—
RBC Capital Markets LLC	154,668	(151,082)	—	3,586(b)
SG Americas Securities LLC	1,936,498	(1,936,498)	—	—
State Street Bank & Trust Co.	352,019	(352,019)	—	—
	$18,506,768	$(18,503,182)	$—	$3,586
Notes to Financial Statements
92

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Europe Small-Cap
Barclays Capital, Inc.	$176,156	$(176,156)	$—	$—
BNP Paribas SA	8,463	(8,463)	—	—
BofA Securities, Inc.	313,280	(313,280)	—	—
Citigroup Global Markets, Inc.	29,734	(29,734)	—	—
Goldman Sachs & Co. LLC	1,454,343	(1,454,343)	—	—
J.P. Morgan Securities LLC	480,560	(480,560)	—	—
Morgan Stanley	757,948	(757,948)	—	—
SG Americas Securities LLC	35,206	(35,206)	—	—
UBS AG	29,166	(29,166)	—	—
	$3,284,856	$(3,284,856)	$—	$—
MSCI Kokusai
Barclays Bank PLC	$19,502	$(19,502)	$—	$—
BNP Paribas SA	70,165	(67,400)	—	2,765(b)
BofA Securities, Inc.	81,056	(80,867)	—	189(b)
Citigroup Global Markets, Inc.	74,528	(74,528)	—	—
Goldman Sachs & Co. LLC	36,510	(36,510)	—	—
HSBC Bank PLC	55,360	(55,360)	—	—
J.P. Morgan Securities LLC	16,887	(16,887)	—	—
Morgan Stanley	10,273	(10,273)	—	—
National Financial Services LLC	42,186	(42,186)	—	—
State Street Bank & Trust Co.	21,618	(21,618)	—	—
Toronto-Dominion Bank	23,006	(22,496)	—	510(b)
Wells Fargo Bank N.A.	321,483	(318,048)	—	3,435(b)
	$772,574	$(765,675)	$—	$6,899

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of July 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
93
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares MSCI ACWI ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
MSCI ACWI Low Carbon Target	0.20%
MSCI Europe Financials	0.48
MSCI Europe Small-Cap	0.40
MSCI Kokusai	0.25
For its investment advisory services to the iShares MSCI All Country Asia ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For each of the iShares MSCI ACWI and iShares MSCI All Country Asia ex Japan ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for the Funds through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
For year ended July 31, 2024, there were no fees waived by BFA pursuant to these arrangements.
BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any).  Effective April 8, 2024, for the iShares MSCI All Country Asia ex Japan ETF, BFA has elected to implement a voluntary fee waiver in order to limit the Fund’s total annual operating expenses after fee waiver to 0.69% and currently intends to keep such voluntary fee waiver for the Fund in place through November 28, 2025.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
MSCI All Country Asia ex Japan	$234,301
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational
Notes to Financial Statements
94

Notes to Financial Statements  (continued)
costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares MSCI Kokusai ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares MSCI ACWI ETF, iShares MSCI ACWI Low Carbon Target ETF, iShares MSCI All Country Asia ex Japan ETF, iShares MSCI Europe Financials ETF and iShares MSCI Europe Small-Cap ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI ACWI	$302,235
MSCI ACWI Low Carbon Target	20,635
MSCI All Country Asia ex Japan	98,399
MSCI Europe Financials	1,307
MSCI Europe Small-Cap	22,599
MSCI Kokusai	1,854
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI ACWI	$118,948,510	$84,239,509	$(43,104,644)
MSCI ACWI Low Carbon Target	77,654,684	92,262,064	(5,452,967)
MSCI All Country Asia ex Japan	11,184,536	15,742,289	(25,123,594)
MSCI Europe Financials	14,083,804	12,145,995	(4,901,493)
MSCI Europe Small-Cap	3,740,050	6,537,327	1,788,690
MSCI Kokusai	1,526,727	431,879	(537,151)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
95
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
7. PURCHASES AND SALES
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI ACWI	$863,040,224	$783,798,112
MSCI ACWI Low Carbon Target	210,134,020	218,476,364
MSCI All Country Asia ex Japan	258,405,945	594,655,718
MSCI Europe Financials	138,751,134	71,702,904
MSCI Europe Small-Cap	17,636,748	17,279,074
MSCI Kokusai	8,375,654	7,558,734
For the year ended July 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI ACWI	$—	$2,849,036,131
MSCI ACWI Low Carbon Target	7,722,646	65,612,248
MSCI All Country Asia ex Japan	11,948,493	262,799,078
MSCI Europe Financials	595,732,518	409,249,630
MSCI Europe Small-Cap	—	35,549,810
MSCI Kokusai	64,585,224	34,067,772
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to nondeductible expenses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
MSCI ACWI	$1,246,593,867	$ (1,246,593,867)
MSCI ACWI Low Carbon Target	24,713,738	(24,713,738)
MSCI All Country Asia ex Japan	(55,467,479)	55,467,479
MSCI Europe Financials	35,338,367	(35,338,367)
MSCI Europe Small-Cap	822,392	(822,392)
MSCI Kokusai	4,246,895	(4,246,895)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 07/31/24	Year Ended 07/31/23
MSCI ACWI
Ordinary income	$334,829,881	$315,032,351
MSCI ACWI Low Carbon Target
Ordinary income	$17,307,311	$15,702,910
MSCI All Country Asia ex Japan
Ordinary income	$49,412,364	$50,273,411
MSCI Europe Financials
Ordinary income	$72,839,498	$63,365,245
MSCI Europe Small-Cap
Ordinary income	$3,372,535	$3,109,383
Notes to Financial Statements
96

Notes to Financial Statements  (continued)
iShares ETF	Year Ended 07/31/24	Year Ended 07/31/23
MSCI Kokusai
Ordinary income	$3,767,810	$3,368,028
As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
MSCI ACWI	$71,210,762	$(1,229,458,403)	$4,501,790,136	$3,343,542,495
MSCI ACWI Low Carbon Target	5,471,368	(89,043,142)	193,887,962	110,316,188
MSCI All Country Asia ex Japan	24,361,689	(889,842,681)	287,350,045	(578,130,947)
MSCI Europe Financials	20,764,861	(218,142,185)	97,086,872	(100,290,452)
MSCI Europe Small-Cap	506,702	(22,424,410)	(28,507,873)	(50,425,581)
MSCI Kokusai	374,576	(28,937,555)	17,141,734	(11,421,245)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of realized gains/losses for tax purposes and undistributed capital gains from underlying REIT investments.

For the year ended July 31, 2024, the iShares MSCI All Country Asia ex Japan ETF utilized $818,723 of its capital loss carryforwards.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI ACWI	$13,811,430,447	$5,722,042,132	$(1,198,655,938)	$4,523,386,194
MSCI ACWI Low Carbon Target	775,190,150	246,134,267	(51,086,901)	195,047,366
MSCI All Country Asia ex Japan	2,073,753,081	918,815,095	(601,700,457)	317,114,638
MSCI Europe Financials	1,891,660,693	175,629,352	(78,598,698)	97,030,654
MSCI Europe Small-Cap	131,449,667	8,959,993	(37,467,519)	(28,507,526)
MSCI Kokusai	245,823,264	40,601,132	(23,460,124)	17,141,008
9. LINE OF CREDIT
The iShares MSCI ACWI, iShares MSCI ACWI Low Carbon Target and iShares MSCI All Country Asia ex Japan ETFs, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the year ended July 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI ACWI	$13,700,000	$149,727	6.44%
MSCI ACWI Low Carbon Target	2,938,753	33,210	6.46
MSCI All Country Asia ex Japan	14,510,000	373,590	6.43
97
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: The iShares MSCI All Country Asia ex Japan ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Notes to Financial Statements
98

Notes to Financial Statements  (continued)
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
iShares MSCI Europe Financials ETF invest a significant portion of its assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets.The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Fund.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
99
2024 iShares Annual Financial Statements

Notes to Financial Statements  (continued)
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount
MSCI ACWI
Shares sold	2,200,000	$226,174,160	32,000,000	$2,753,829,363
Shares redeemed	(28,200,000)	(3,018,624,701)	(48,600,000)	(4,323,316,637)
	(26,000,000)	$(2,792,450,541)	(16,600,000)	$(1,569,487,274)
MSCI ACWI Low Carbon Target
Shares sold	50,000	$9,051,108	—	$24,806
Shares redeemed	(450,000)	(74,292,286)	(650,000)	(94,738,252)
	(400,000)	$(65,241,178)	(650,000)	$(94,713,446)
MSCI All Country Asia ex Japan
Shares sold	1,600,000	$117,852,331	4,000,000	$289,083,612
Shares redeemed	(10,200,000)	(678,284,504)	(12,000,000)	(786,792,572)
	(8,600,000)	$(560,432,173)	(8,000,000)	$(497,708,960)
MSCI Europe Financials
Shares sold	29,900,000	$678,455,502	32,900,000	$554,975,187
Shares redeemed	(21,750,000)	(415,606,960)	(16,450,000)	(286,912,957)
	8,150,000	$262,848,542	16,450,000	$268,062,230
MSCI Europe Small-Cap
Shares sold	—	$—	500,000	$27,238,196
Shares redeemed	(650,000)	(36,261,715)	(250,000)	(12,793,794)
	(650,000)	$(36,261,715)	250,000	$14,444,402
MSCI Kokusai
Shares sold	600,000	$66,302,649	250,000	$21,573,570
Shares redeemed	(350,000)	(35,334,731)	(100,000)	(8,690,828)
	250,000	$30,967,918	150,000	$12,882,742
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Notes to Financial Statements
100

Notes to Financial Statements  (continued)
12. FOREIGN WITHHOLDING TAX CLAIMS
The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares MSCI Europe Small-Cap ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
During the year, the iShares MSCI ACWI ETF filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal years 2020 and 2022, and the related tax compliance fee, including interest, was paid to the IRS.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
101
2024 iShares Annual Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
iShares MSCI ACWI ETF(1)
iShares MSCI ACWI Low Carbon Target ETF(1)
iShares MSCI All Country Asia ex Japan ETF(2)
iShares MSCI Europe Financials ETF(1)
iShares MSCI Europe Small-Cap ETF(1)
iShares MSCI Kokusai ETF(1)
(1) Statement of operations for the year ended July 31, 2024 statement of changes in net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024
(2) Statement of operations for the year ended July 31, 2024 statement of changes in net assets for each of the two years in the period ended July 31, 2024 the financial highlights for each of the 2 years in the period ended July 31, 2024 and the consolidated financial highlights for each of the 3 years in the period ended July 31, 2022
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
102

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024:
iShares ETF	Qualified Dividend Income
MSCI ACWI	$339,055,607
MSCI ACWI Low Carbon Target	16,130,907
MSCI All Country Asia ex Japan	29,845,683
MSCI Europe Financials	75,925,391
MSCI Europe Small-Cap	3,285,949
MSCI Kokusai	3,698,228
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2024:
iShares ETF	Qualified Business Income
MSCI ACWI	$7,048,751
MSCI ACWI Low Carbon Target	367,262
MSCI Kokusai	93,434
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
MSCI All Country Asia ex Japan	$64,323,325	$11,166,856
MSCI Europe Financials	77,030,757	6,252,702
MSCI Europe Small-Cap	3,722,152	224,322
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
MSCI ACWI	47.20%
MSCI ACWI Low Carbon Target	39.76%
MSCI All Country Asia ex Japan	0.17%
MSCI Europe Small-Cap	0.23%
MSCI Kokusai	50.20%
103
2024 iShares Annual Financial Statements

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI ACWI ETF, iShares MSCI All Country Asia ex Japan ETF and iShares MSCI Kokusai ETF (the “Funds”) to be marketed to investors in the EU and/or UK.  As of September 26, 2023 iShares MSCI Kokusai ETF was no longer registered under AIFMD.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual AIF level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m.  This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
Additional Information
104

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI ACWI ETF, iShares MSCI All Country Asia ex Japan ETF and iShares MSCI Kokusai ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).  As of September 26, 2023 iShares MSCI Kokusai ETF was no longer registered under AIFMD.
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
105
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract
iShares MSCI ACWI ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract
106

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by
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BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI ACWI Low Carbon Target ETF, iShares MSCI Europe Financials ETF, iShares MSCI Kokusai ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing
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the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
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Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI All Country Asia ex Japan ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
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Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that
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BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Europe Small-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund
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112

Board Review and Approval of Investment Advisory Contract (continued)
in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
113
2024 iShares Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
114

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
115
2024 iShares Annual Financial Statements

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: September 23, 2024

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: September 23, 2024